UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                  811-07572
                                                    --------------------------

Principal Investors Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                  -------------------

Date of fiscal year end:           October 31, 2007
                                   ---------------------------

Date of reporting period:          January 31, 2007
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

Schedule of Investments
January 31, 2007 (unaudited)
Bond & Mortgage Securities Fund
                                                                                  Shares
                                                                                   Held                           Value
                                                                                ----------------- -------- --------------------
COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)                                                                                99        $                  698
                                                                                                           --------------------
TOTAL COMMON STOCKS                                                                                     $                  698
                                                                                                           --------------------
                                                                                Principal
                                                                                  Amount                          Value
                                                                                ----------------- -------- --------------------
BONDS (85.41%)
Advanced Materials & Products (0.03%)
Hexcel Corp
6.75%, 2/ 1/2015 (b)                                                                     750,000                       733,125
                                                                                                           --------------------

Advertising Services (0.06%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                                      1,125,000                     1,209,375
                                                                                                           --------------------

Aerospace & Defense (0.01%)
Lockheed Martin Corp
7.65%, 5/ 1/2016                                                                         250,000                       286,496
                                                                                                           --------------------

Aerospace & Defense Equipment (0.30%)
BE Aerospace Inc
8.88%, 5/ 1/2011                                                                       1,250,000                     1,290,625
GenCorp Inc
9.50%, 8/15/2013                                                                         428,000                       455,820
Goodrich Corp
6.80%, 7/ 1/2036                                                                       2,050,000                     2,194,917
Sequa Corp
8.88%, 4/ 1/2008                                                                         500,000                       513,750
9.00%, 8/ 1/2009                                                                       1,850,000                     1,961,000
                                                                                                           --------------------
                                                                                                                     6,416,112
                                                                                                           --------------------
Agricultural Chemicals (0.11%)
Potash Corp of Saskatchewan
5.88%, 12/ 1/2036                                                                      1,710,000                     1,649,310
Terra Capital Inc
7.00%, 2/ 1/2017 (c)(d)                                                                  700,000                       689,500
                                                                                                           --------------------
                                                                                                                     2,338,810
                                                                                                           --------------------
Agricultural Operations (0.38%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                      7,564,000                     7,397,040
5.10%, 7/15/2015                                                                       1,000,000                       926,464
                                                                                                           --------------------
                                                                                                                     8,323,504
                                                                                                           --------------------
Apparel Manufacturers (0.14%)
Levi Strauss & Co
10.11%, 4/ 1/2012                                                                      1,000,000                     1,025,000
12.25%, 12/15/2012                                                                       400,000                       442,500
Phillips-Van Heusen
7.25%, 2/15/2011                                                                         250,000                       255,000
8.13%, 5/ 1/2013                                                                         750,000                       787,500
7.75%, 11/15/2023                                                                        475,000                       498,750
                                                                                                           --------------------
                                                                                                                     3,008,750
                                                                                                           --------------------

Appliances (0.07%)
Whirlpool Corp
5.86%, 6/15/2009 (e)                                                                   1,600,000                     1,604,011
                                                                                                           --------------------

Asset Backed Securities (6.53%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (e)                                                                     656,575                       657,172
5.55%, 7/25/2035 (e)                                                                   1,002,684                     1,004,034
Carrington Mortgage Loan Trust
5.58%, 1/25/2035 (e)                                                                     175,835                       175,864
5.60%, 12/25/2035 (e)                                                                  6,172,000                     6,181,909
Chase Funding Mortgage Loan Asset-Backed Certificates
5.62%, 7/25/2033 (e)(f)                                                                5,388,450                     5,398,648
5.82%, 9/25/2033 (e)                                                                   1,215,000                     1,218,076
5.55%, 12/25/2033 (e)                                                                    102,117                       102,256
Citigroup Mortgage Loan Trust Inc
5.42%, 7/25/2035 (e)                                                                      68,917                        68,919
CNH Wholesale Master Note Trust
5.72%, 6/15/2011 (e)                                                                     650,000                       651,215
Countrywide Asset-Backed Certificates
5.60%, 9/25/2033 (e)                                                                      93,963                        93,975
5.84%, 6/25/2035 (e)                                                                   2,800,000                     2,819,274
5.98%, 12/25/2035 (e)                                                                  2,600,000                     2,616,460
5.59%, 1/25/2036 (e)                                                                   6,000,000                     6,008,584
5.61%, 2/25/2036 (e)(f)                                                               13,725,000                    13,747,056
5.57%, 4/25/2036 (e)(f)                                                                9,800,000                     9,822,630
5.49%, 6/25/2037                                                                       4,032,000                     4,031,967
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (e)                                                                  2,034,092                     2,035,148
5.52%, 5/15/2036 (e)(f)                                                                7,391,630                     7,391,589
First Franklin Mortgage Loan Asset Backed Certificates
5.70%, 10/25/2034 (e)(f)                                                               1,611,031                     1,611,786
5.39%, 3/25/2036 (e)(f)                                                                7,108,645                     7,110,043
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (d)(e)                                                                1,769,864                     1,766,301
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (e)                                                                   2,225,000                     2,229,539
5.53%, 11/25/2036 (e)(f)                                                              16,156,000                    16,163,215
Great America Leasing Receivables
5.39%, 9/15/2011 (d)                                                                   1,295,000                     1,292,918
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (e)(f)                                                                4,850,000                     4,853,357
Lehman XS Trust
5.76%, 11/25/2035 (e)                                                                  4,889,664                     4,916,195
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (e)                                                                     450,000                       451,567
5.82%, 2/25/2035 (e)                                                                   3,000,000                     3,017,738
5.50%, 4/25/2035 (e)                                                                     646,462                       646,519
5.46%, 10/25/2036 (f)                                                                  2,625,000                     2,624,987
5.49%, 12/25/2036                                                                      2,175,000                     2,174,983
Merrill Lynch Mortgage Investors Inc
5.50%, 4/25/2036 (e)                                                                     685,668                       685,710
5.55%, 7/25/2036 (e)                                                                   2,211,851                     2,212,477
Morgan Stanley ABS Capital I
5.58%, 7/25/2035 (e)                                                                   1,800,000                     1,802,105
Morgan Stanley Capital I
5.50%, 2/25/2036                                                                       1,675,000                     1,677,787
MSDWCC Heloc Trust
5.51%, 7/25/2017 (e)                                                                     980,917                       981,690

Asset Backed Securities
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (e)                                                                     392,374                       392,436
Ownit Mortgage Loan Asset Backed Certificates
5.62%, 8/25/2036 (e)                                                                   2,571,135                     2,572,223
Popular ABS Mortgage Pass-Through Trust
5.59%, 5/25/2035 (e)(f)                                                                3,158,738                     3,167,430
5.58%, 11/25/2035 (e)                                                                  3,355,000                     3,361,688
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (e)(f)                                                                  562,360                       562,871
5.55%, 12/25/2034 (e)                                                                    347,392                       347,533
5.59%, 7/25/2035 (e)                                                                   2,776,955                     2,780,691
Residential Asset Securities Corp
3.28%, 8/25/2029                                                                          35,777                        35,620
SACO I Inc
5.59%, 4/25/2035 (e)                                                                     488,539                       488,592
5.46%, 9/25/2036                                                                       2,010,371                     2,010,363
Saxon Asset Securities Trust
5.66%, 12/26/2034 (e)                                                                    732,119                       732,538
5.54%, 3/25/2035 (e)                                                                   1,162,923                     1,163,394
5.84%, 3/25/2035 (e)                                                                   2,500,000                     2,507,189
Securitized Asset Backed Receivables LLC
5.55%, 3/25/2035 (e)                                                                     962,206                       962,473
                                                                                                           --------------------
                                                                                                                   141,328,734
                                                                                                           --------------------
Auto - Car & Light Trucks (0.47%)
DaimlerChrysler NA Holding Corp
5.83%, 9/10/2007 (e)                                                                   1,200,000                     1,202,366
4.75%, 1/15/2008                                                                          75,000                        74,362
5.90%, 10/31/2008 (e)(f)                                                               3,500,000                     3,515,512
5.79%, 3/13/2009 (e)(f)                                                                2,675,000                     2,680,075
5.75%, 9/ 8/2011 (b)                                                                   2,000,000                     1,993,510
General Motors Corp
7.13%, 7/15/2013 (b)                                                                     700,000                       679,000
                                                                                                           --------------------
                                                                                                                    10,144,825
                                                                                                           --------------------
Auto/Truck Parts & Equipment - Original (0.23%)
Accuride Corp
8.50%, 2/ 1/2015                                                                         750,000                       731,250
Lear Corp
8.50%, 12/ 1/2013 (b)                                                                    800,000                       800,000
Stanadyne Corp
10.00%, 8/15/2014                                                                        375,000                       388,125
Tenneco Inc
10.25%, 7/15/2013                                                                        500,000                       546,875
Titan International Inc
8.00%, 1/15/2012 (d)                                                                     700,000                       703,500
TRW Automotive Inc
9.38%, 2/15/2013                                                                       1,250,000                     1,337,500
United Components Inc
9.38%, 6/15/2013                                                                         500,000                       517,500
                                                                                                           --------------------
                                                                                                                     5,024,750
                                                                                                           --------------------
Automobile Sequential (0.38%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                                      2,000,000                     1,965,416
5.69%, 6/15/2010 (e)                                                                   1,070,000                     1,074,935
Carss Finance LP
5.60%, 1/15/2011 (d)(e)                                                                  263,160                       263,598
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                       3,095,000                     3,077,377

Automobile Sequential
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                       1,960,000                     1,931,523
                                                                                                           --------------------
                                                                                                                     8,312,849
                                                                                                           --------------------
Beverages - Non-Alcoholic (0.26%)
Bottling Group LLC
4.63%, 11/15/2012                                                                        110,000                       105,945
Coca-Cola HBC Finance BV
5.13%, 9/17/2013                                                                         345,000                       336,716
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                      1,000,000                     1,022,500
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                                       4,000,000                     4,132,800
                                                                                                           --------------------
                                                                                                                     5,597,961
                                                                                                           --------------------
Beverages - Wine & Spirits (0.38%)
Constellation Brands Inc
7.25%, 9/ 1/2016                                                                         750,000                       766,875
Diageo Capital PLC
5.45%, 4/20/2007 (e)                                                                   1,800,000                     1,800,244
5.13%, 1/30/2012                                                                       2,300,000                     2,266,710
Diageo Finance BV
5.48%, 3/30/2009 (e)(f)                                                                2,600,000                     2,603,219
5.50%, 4/ 1/2013                                                                         760,000                       756,419
                                                                                                           --------------------
                                                                                                                     8,193,467
                                                                                                           --------------------
Brewery (0.28%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011 (b)                                                                 1,175,000                     1,404,125
8.75%, 9/15/2013                                                                         685,000                       798,025
Coors Brewing Co
6.38%, 5/15/2012                                                                         650,000                       669,261
SABMiller PLC
6.50%, 7/ 1/2016 (d)                                                                   3,000,000                     3,139,323
                                                                                                           --------------------
                                                                                                                     6,010,734
                                                                                                           --------------------
Broadcasting Services & Programming (0.02%)
Fisher Communications Inc
8.63%, 9/15/2014                                                                         400,000                       427,000
                                                                                                           --------------------

Building - Heavy Construction (0.04%)
Ahern Rentals Inc
9.25%, 8/15/2013                                                                         750,000                       780,937
                                                                                                           --------------------

Building - Residential & Commercial (0.16%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                                                         400,000                       411,000
DR Horton Inc
8.50%, 4/15/2012                                                                         500,000                       522,926
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                     1,725,000                     1,774,594
8.00%, 4/ 1/2012 (b)                                                                     300,000                       308,625
KB Home
7.75%, 2/ 1/2010                                                                         340,000                       345,525
                                                                                                           --------------------
                                                                                                                     3,362,670
                                                                                                           --------------------
Building & Construction - Miscellaneous (0.02%)
Dycom Industries Inc
8.13%, 10/15/2015                                                                        400,000                       416,000
                                                                                                           --------------------


Building & Construction Products - Miscellaneous (0.45%)
CRH America Inc
5.30%, 10/15/2013                                                                      1,660,000                     1,612,184
6.00%, 9/30/2016                                                                       1,750,000                     1,766,382
6.40%, 10/15/2033                                                                        345,000                       341,043
Interline Brands Inc
8.13%, 6/15/2014                                                                       1,150,000                     1,175,875
Masco Corp
5.60%, 3/ 9/2007 (d)(e)                                                                1,400,000                     1,400,225
Owens Corning Inc
6.50%, 12/ 1/2016 (d)                                                                    600,000                       608,996
7.00%, 12/ 1/2036 (d)                                                                    900,000                       911,083
USG Corp
6.30%, 11/15/2016 (d)                                                                  1,850,000                     1,849,787
                                                                                                           --------------------
                                                                                                                     9,665,575
                                                                                                           --------------------
Building Products - Wood (0.15%)
Masco Corp
6.13%, 10/ 3/2016                                                                      3,175,000                     3,198,838
                                                                                                           --------------------

Cable TV (1.24%)
Cablevision Systems Corp
9.87%, 4/ 1/2009 (e)                                                                   1,500,000                     1,590,000
Charter Communications Holdings II LLC/Charter
Communications Holding II Capital Corp
10.25%, 9/15/2010                                                                        750,000                       779,062
Charter Communications Operating LLC/Charter Communications Operating Capital
8.38%, 4/30/2014 (d)                                                                     650,000                       676,000
Comcast Cable Communications LLC
8.38%, 5/ 1/2007                                                                         500,000                       503,631
Comcast Corp
5.66%, 7/14/2009 (b)(e)                                                                3,650,000                     3,658,709
7.05%, 3/15/2033 (b)                                                                   2,185,000                     2,365,332
6.45%, 3/15/2037                                                                       3,230,000                     3,240,410
COX Communications Inc
5.91%, 12/14/2007 (e)(f)                                                               2,750,000                     2,760,725
4.63%, 1/15/2010                                                                         805,000                       786,772
6.75%, 3/15/2011                                                                         305,000                       317,812
7.13%, 10/ 1/2012                                                                      1,000,000                     1,072,121
4.63%, 6/ 1/2013                                                                       1,000,000                       944,710
5.50%, 10/ 1/2015                                                                        165,000                       161,107
6.45%, 12/ 1/2036 (d)                                                                  1,245,000                     1,238,322
CSC Holdings Inc
7.88%, 12/15/2007                                                                      1,050,000                     1,064,438
Echostar DBS Corp
7.00%, 10/ 1/2013                                                                      1,000,000                     1,001,250
6.63%, 10/ 1/2014                                                                      1,675,000                     1,641,500
Insight Communications Co Inc
12.25%, 2/15/2011                                                                      1,248,000                     1,302,600
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (b)                                                                    450,000                       502,312
Unity Media GmbH
10.38%, 2/15/2015 (b)(d)                                                               1,200,000                     1,188,000
                                                                                                           --------------------
                                                                                                                    26,794,813
                                                                                                           --------------------
Casino Hotels (0.36%)
Aztar Corp
9.00%, 8/15/2011                                                                         500,000                       522,500
7.88%, 6/15/2014                                                                       1,000,000                     1,093,000
Caesars Entertainment Inc
9.38%, 2/15/2007                                                                       2,050,000                     2,050,000

Casino Hotels
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                                       1,060,000                     1,041,967
Mandalay Resort Group
10.25%, 8/ 1/2007                                                                      1,020,000                     1,039,125
MGM Mirage
6.75%, 4/ 1/2013                                                                         800,000                       785,000
Riviera Holdings Corp
11.00%, 6/15/2010                                                                        400,000                       422,000
Station Casinos Inc
7.75%, 8/15/2016 (b)                                                                     450,000                       459,000
Turning Stone Resort Casino Enterprise
9.13%, 12/15/2010 (d)                                                                    400,000                       408,000
                                                                                                           --------------------
                                                                                                                     7,820,592
                                                                                                           --------------------
Cellular Telecommunications (0.86%)
America Movil SA de CV
5.99%, 4/27/2007 (e)                                                                   1,700,000                     1,700,000
5.47%, 6/27/2008 (d)(f)                                                                1,975,000                     1,973,618
AT&T Mobility LLC
7.13%, 12/15/2031                                                                        905,000                       997,450
Centennial Cellular Corp
10.75%, 12/15/2008                                                                       500,000                       501,250
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011                                                                        450,000                       475,313
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                                       1,950,000                     2,183,009
Nextel Communications Inc
5.95%, 3/15/2014 (b)                                                                   2,925,000                     2,854,730
Rogers Wireless Inc
8.48%, 12/15/2010 (e)                                                                  3,000,000                     3,060,000
7.25%, 12/15/2012                                                                      1,000,000                     1,052,500
6.38%, 3/ 1/2014                                                                         935,000                       936,169
Rural Cellular Corp
8.25%, 3/15/2012                                                                       1,000,000                     1,042,500
Vodafone Group PLC
5.70%, 6/15/2011 (b)(e)                                                                1,930,000                     1,936,276
                                                                                                           --------------------
                                                                                                                    18,712,815

                                                                                                           --------------------
Chemicals - Diversified (0.48%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                                         240,000                       239,791
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                      2,515,000                     2,665,900
Huntsman LLC
11.50%, 7/15/2012                                                                      1,515,000                     1,719,525
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                                        930,000                       921,538
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(d)                                                                  400,000                       383,000
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                                      1,135,000                     1,252,756
8.25%, 9/15/2016 (b)                                                                   1,500,000                     1,590,000
Nova Chemicals Corp
6.50%, 1/15/2012                                                                         750,000                       708,750
8.50%, 11/15/2013                                                                        500,000                       497,500
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (d)                                                                    325,000                       337,188
                                                                                                           --------------------
                                                                                                                    10,315,948
                                                                                                           --------------------

Chemicals - Specialty (0.22%)
Ferro Corp
9.13%, 1/ 1/2009                                                                         550,000                       566,500
Hercules Inc
6.75%, 10/15/2029                                                                        800,000                       788,000
MacDermid Inc
9.13%, 7/15/2011                                                                         400,000                       419,000
Nalco Co
7.75%, 11/15/2011                                                                      1,500,000                     1,530,000
NewMarket Corp
7.13%, 12/15/2016 (d)                                                                    550,000                       545,875
OM Group Inc
9.25%, 12/15/2011                                                                        400,000                       415,500
Rhodia SA
10.25%, 6/ 1/2010                                                                        475,000                       541,500
                                                                                                           --------------------
                                                                                                                     4,806,375
                                                                                                           --------------------
Coal (0.11%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/ 1/2012                                                                        595,000                       644,087
Massey Energy Co
6.88%, 12/15/2013                                                                      1,000,000                       925,000
Peabody Energy Corp
7.38%, 11/ 1/2016                                                                        725,000                       755,813
                                                                                                           --------------------
                                                                                                                     2,324,900
                                                                                                           --------------------
Coatings & Paint (0.02%)
Valspar Corp
6.00%, 5/ 1/2007                                                                         465,000                       465,410
                                                                                                           --------------------

Commercial Banks (0.93%)
American Express Centurion Bank
5.41%, 7/19/2007 (e)                                                                   2,000,000                     2,001,176
Barclays Bank PLC
5.93%, 12/31/2049 (d)(e)                                                               3,350,000                     3,375,192
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (d)(e)                                                                1,345,000                     1,314,064
Commonwealth Bank of Australia
6.02%, 3/15/2036 (d)                                                                   1,700,000                     1,705,894
Glitnir Banki HF
5.52%, 10/15/2008 (d)(e)                                                               1,500,000                     1,497,213
HSBC Holdings PLC
5.25%, 12/12/2012 (b)                                                                    300,000                       297,643
KeyBank NA
5.40%, 8/ 8/2007 (e)                                                                     750,000                       750,330
5.52%, 11/ 3/2009 (e)                                                                  2,000,000                     2,004,530
Lloyds TSB Group PLC
6.27%, 11/14/2016 (b)(d)                                                               2,585,000                     2,561,334
Royal Bank of Scotland Group PLC
5.00%, 10/ 1/2014                                                                        220,000                       212,077
Union Planters Bank NA
5.13%, 6/15/2007                                                                         310,000                       309,735
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (d)                                                                     325,000                       306,993
US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011                                                                         275,000                       285,617
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (d)(e)                                                                1,410,000                     1,412,256
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                                         385,000                       411,623

Commercial Banks
Woori Bank
6.13%, 5/ 3/2016 (d)(e)                                                                1,700,000                     1,727,486
                                                                                                           --------------------
                                                                                                                    20,173,163
                                                                                                           --------------------
Commercial Services (0.31%)
Brickman Group Ltd/The
11.75%, 12/15/2009                                                                     3,000,000                     3,180,000
Iron Mountain Inc
8.25%, 7/ 1/2011                                                                       1,175,000                     1,180,875
8.63%, 4/ 1/2013                                                                       1,350,000                     1,387,125
Vertrue Inc
9.25%, 4/ 1/2014                                                                         950,000                     1,014,125
                                                                                                           --------------------
                                                                                                                     6,762,125
                                                                                                           --------------------
Commercial Services - Finance (0.02%)
Cardtronics Inc
9.25%, 8/15/2013                                                                         425,000                       449,437
                                                                                                           --------------------

Computer Services (0.06%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                       1,150,000                     1,210,375
                                                                                                           --------------------

Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                                                         100,000                       102,431
                                                                                                           --------------------

Computers - Memory Devices (0.16%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011                                                                        985,000                       982,537
6.80%, 10/ 1/2016 (b)                                                                  2,565,000                     2,558,588
                                                                                                           --------------------
                                                                                                                     3,541,125
                                                                                                           --------------------
Consumer Products - Miscellaneous (0.23%)
American Achievement Corp
8.25%, 4/ 1/2012                                                                       1,225,000                     1,247,969
Blyth Inc
5.50%, 11/ 1/2013                                                                      1,150,000                       966,000
Fortune Brands Inc
5.13%, 1/15/2011                                                                       2,735,000                     2,678,158
                                                                                                           --------------------
                                                                                                                     4,892,127
                                                                                                           --------------------
Containers - Metal & Glass (0.26%)
Ball Corp
6.88%, 12/15/2012                                                                      1,000,000                     1,017,500
Impress Holdings BV
8.58%, 9/15/2013 (b)(d)                                                                  750,000                       750,000
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                       2,931,000                     2,996,947
8.75%, 11/15/2012                                                                        750,000                       793,125
                                                                                                           --------------------
                                                                                                                     5,557,572
                                                                                                           --------------------
Containers - Paper & Plastic (0.07%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                                         350,000                       320,250
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012                                                                        500,000                       501,250
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)(d)                                                                 375,000                       391,875
Smurfit-Stone Container Enterprises Inc
8.38%, 7/ 1/2012                                                                         300,000                       301,500
                                                                                                           --------------------
                                                                                                                     1,514,875
                                                                                                           --------------------

Credit Card Asset Backed Securities (1.93%)
American Express Credit Account Master Trust
5.57%, 9/15/2011 (e)                                                                     600,000                       602,232
Bank One Issuance Trust
3.59%, 5/17/2010                                                                       1,000,000                       988,780
5.64%, 3/15/2012 (e)                                                                   3,550,000                     3,570,603
Capital One Multi-Asset Execution Trust
5.54%, 12/15/2009 (e)                                                                  1,690,000                     1,689,954
Chase Credit Card Master Trust
5.52%, 5/15/2009 (e)                                                                   2,250,000                     2,249,921
5.67%, 10/15/2010 (e)                                                                  1,550,000                     1,556,352
5.65%, 1/17/2011 (e)                                                                   3,100,000                     3,113,271
5.67%, 2/15/2011 (e)                                                                   7,500,000                     7,542,834
Citibank Credit Card Issuance Trust
5.70%, 6/25/2009 (e)                                                                   3,250,000                     3,254,969
5.54%, 5/20/2011 (e)                                                                   2,300,000                     2,307,535
Citibank Credit Card Master Trust I
5.64%, 3/10/2011 (e)                                                                   1,875,000                     1,883,567
First USA Credit Card Master Trust
5.68%, 4/18/2011 (e)                                                                   3,650,000                     3,666,970
GE Capital Credit Card Master Note Trust
5.62%, 6/15/2010 (e)                                                                   2,000,000                     2,001,773
MBNA Credit Card Master Note Trust
5.70%, 10/15/2009 (e)                                                                  1,600,000                     1,601,461
5.69%, 1/18/2011 (e)(f)                                                                2,500,000                     2,509,881
Providian Master Note Trust
5.10%, 11/15/2012 (d)                                                                  3,350,000                     3,324,927
                                                                                                           --------------------
                                                                                                                    41,865,030
                                                                                                           --------------------
Cruise Lines (0.07%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                                      1,500,000                     1,514,765
                                                                                                           --------------------

Data Processing & Management (0.07%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                                       1,350,000                     1,347,461
Fidelity National Information Services
4.75%, 9/15/2008                                                                         225,000                       217,422
                                                                                                           --------------------
                                                                                                                     1,564,883

                                                                                                           --------------------
Dialysis Centers (0.07%)
DaVita Inc
6.63%, 3/15/2013                                                                       1,560,000                     1,552,200
                                                                                                           --------------------

Direct Marketing (0.03%)
Visant Corp
7.63%, 10/ 1/2012                                                                        620,000                       632,400
                                                                                                           --------------------

Diversified Financial Services (0.33%)
Citigroup Capital II
7.75%, 12/ 1/2036                                                                      5,700,000                     5,888,955
General Electric Capital Corp
4.63%, 9/15/2009                                                                         285,000                       280,863
4.25%, 12/ 1/2010 (b)                                                                    735,000                       708,154
5.65%, 6/ 9/2014                                                                         240,000                       242,847
                                                                                                           --------------------
                                                                                                                     7,120,819
                                                                                                           --------------------
Diversified Manufacturing Operations (0.22%)
Blount Inc
8.88%, 8/ 1/2012 (b)                                                                   1,000,000                     1,030,000

Diversified Manufacturing Operations
Bombardier Inc
6.75%, 5/ 1/2012 (d)                                                                     450,000                       441,562
8.00%, 11/15/2014 (b)(d)                                                                 750,000                       774,375
Carlisle Cos Inc
6.13%, 8/15/2016                                                                       2,200,000                     2,211,766
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                                                         350,000                       371,875
                                                                                                           --------------------
                                                                                                                     4,829,578
                                                                                                           --------------------
Diversified Minerals (0.16%)
Teck Cominco Ltd
6.13%, 10/ 1/2035                                                                      1,600,000                     1,527,275
Vale Overseas Ltd
6.25%, 1/23/2017                                                                       1,850,000                     1,853,478
                                                                                                           --------------------
                                                                                                                     3,380,753
                                                                                                           --------------------
Diversified Operations & Commercial Services (0.05%)
Aramark Corp
8.50%, 2/ 1/2015 (d)                                                                     550,000                       563,062
Chemed Corp
8.75%, 2/24/2011                                                                         600,000                       617,250
                                                                                                           --------------------
                                                                                                                     1,180,312
                                                                                                           --------------------
E-Commerce - Products (0.03%)
FTD Inc
7.75%, 2/15/2014                                                                         725,000                       726,812
                                                                                                           --------------------

Electric - Distribution (0.10%)
Detroit Edison Co/The
5.70%, 10/ 1/2037                                                                      2,170,000                     2,071,721
                                                                                                           --------------------

Electric - Generation (0.32%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                                     1,460,100                     1,576,908
CE Generation LLC
7.42%, 12/15/2018                                                                      1,086,750                     1,138,720
Indiantown Cogeneration
9.26%, 12/15/2010                                                                      2,792,609                     2,929,810
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (d)                                                                     280,000                       273,294
Tenaska Oklahoma
6.53%, 12/30/2014 (d)                                                                    434,907                       424,304
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (d)                                                                     492,098                       490,479
                                                                                                           --------------------
                                                                                                                     6,833,515
                                                                                                           --------------------
Electric - Integrated (2.76%)
Alabama Power Co
5.56%, 8/25/2009 (e)                                                                   1,000,000                     1,003,630
AmerenUE
5.40%, 2/ 1/2016                                                                       1,605,000                     1,562,254
5.10%, 10/ 1/2019                                                                      1,335,000                     1,237,901
Appalachian Power Co
5.69%, 6/29/2007 (e)                                                                   2,500,000                     2,502,445
Arizona Public Service Co
6.50%, 3/ 1/2012                                                                       2,640,000                     2,717,959
5.80%, 6/30/2014                                                                         555,000                       552,526
6.25%, 8/ 1/2016                                                                       1,900,000                     1,937,548
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (d)                                                                  1,000,000                     1,008,400

Electric - Integrated
Carolina Power & Light Co
6.65%, 4/ 1/2008                                                                         200,000                       202,346
Commonwealth Edison Co
5.95%, 8/15/2016 (b)                                                                   1,380,000                     1,393,552
5.90%, 3/15/2036                                                                         500,000                       482,793
Consumers Energy Co
4.25%, 4/15/2008                                                                         140,000                       137,948
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (e)                                                                    600,000                       586,121
Dominion Resources Inc/VA
5.66%, 9/28/2007 (e)                                                                   1,440,000                     1,440,556
5.69%, 5/15/2008                                                                       2,150,000                     2,153,352
8.13%, 6/15/2010                                                                       1,075,000                     1,163,354
5.95%, 6/15/2035                                                                         855,000                       839,420
DTE Energy Co
6.35%, 6/ 1/2016                                                                         725,000                       751,534
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                         345,000                       335,799
6.10%, 12/ 8/2008 (d)(e)                                                               1,465,000                     1,468,337
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                                        350,000                       348,754
Exelon Corp
4.45%, 6/15/2010                                                                         575,000                       556,358
6.75%, 5/ 1/2011                                                                         355,000                       370,203
Georgia Power Co
5.55%, 2/17/2009 (e)                                                                   2,650,000                     2,658,872
Indianapolis Power & Light Co
7.38%, 8/ 1/2007                                                                         620,000                       624,691
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                                                        380,000                       377,912
3.50%, 5/15/2008                                                                         975,000                       951,441
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                                         850,000                       867,000
Nevada Power Co
6.65%, 4/ 1/2036                                                                       1,600,000                     1,657,765
Northeast Utilities
3.30%, 6/ 1/2008                                                                         460,000                       447,074
PPL Energy Supply LLC
6.40%, 11/ 1/2011                                                                         50,000                        51,497
5.40%, 8/15/2014                                                                         735,000                       716,209
6.20%, 5/15/2016 (b)                                                                   1,785,000                     1,825,971
PSEG Power LLC
3.75%, 4/ 1/2009                                                                       2,750,000                     2,654,407
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                                         350,000                       340,380
Sierra Pacific Power Co
6.25%, 4/15/2012                                                                       3,100,000                     3,152,034
Southern California Edison Co
5.47%, 2/ 2/2009 (e)(f)                                                                1,325,000                     1,326,966
Southern Co
5.30%, 1/15/2012                                                                       1,525,000                     1,519,190
Southern Power Co/GA
6.38%, 11/15/2036                                                                      1,435,000                     1,406,706
Southwestern Electric Power Co
5.55%, 1/15/2017                                                                       1,700,000                     1,677,740
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                                      1,000,000                       980,227
Tampa Electric Co
6.55%, 5/15/2036                                                                         800,000                       840,296
Electric - Integrated
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                                                       3,330,000                     3,425,961
7.25%, 1/15/2033                                                                         115,000                       128,152
TXU Energy Co LLC
6.13%, 3/15/2008 (b)                                                                   3,055,000                     3,069,245
Virginia Electric & Power Co
4.50%, 12/15/2010                                                                        325,000                       314,930
5.40%, 1/15/2016                                                                       1,535,000                     1,505,757
WPS Resources Corp
7.00%, 11/ 1/2009                                                                      1,540,000                     1,596,667
Xcel Energy Inc
6.50%, 7/ 1/2036                                                                         915,000                       956,312
                                                                                                           --------------------
                                                                                                                    59,826,492
                                                                                                           --------------------
Electronic Components - Miscellaneous (0.25%)
Celestica Inc
7.88%, 7/ 1/2011 (b)                                                                     350,000                       342,125
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                                         500,000                       515,000
Flextronics International Ltd
6.50%, 5/15/2013                                                                       2,000,000                     1,940,000
Jabil Circuit Inc
5.88%, 7/15/2010                                                                       2,570,000                     2,548,322
                                                                                                           --------------------
                                                                                                                     5,345,447
                                                                                                           --------------------
Electronic Components - Semiconductors (0.42%)
Advanced Micro Devices Inc
7.75%, 11/ 1/2012                                                                      1,000,000                     1,022,500
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                       1,520,000                     1,536,226
Conexant Systems Inc
9.13%, 11/15/2010 (b)(d)                                                               1,000,000                     1,015,000
Freescale Semiconductor Inc
9.13%, 12/15/2014 (d)                                                                  1,300,000                     1,291,875
9.24%, 12/15/2014 (b)(d)                                                                 400,000                       398,000
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (d)                                                                   3,710,000                     3,727,927
                                                                                                           --------------------
                                                                                                                     8,991,528
                                                                                                           --------------------
Electronic Connectors (0.06%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                       1,330,000                     1,340,127
                                                                                                           --------------------

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                                         740,000                       726,217
                                                                                                           --------------------

Federal & Federally Sponsored Credit (0.01%)
Federal Farm Credit Bank
7.25%, 6/12/2007 (b)                                                                     180,000                       181,220
                                                                                                           --------------------

Finance - Auto Loans (0.76%)
Ford Motor Credit Co
5.80%, 1/12/2009                                                                       2,000,000                     1,962,822
7.38%, 10/28/2009                                                                        200,000                       201,267
9.75%, 9/15/2010 (d)                                                                   1,250,000                     1,333,376
10.61%, 6/15/2011 (d)                                                                    141,000                       153,299
9.88%, 8/10/2011                                                                       1,850,000                     1,980,778
8.11%, 1/13/2012                                                                         400,000                       401,644
9.81%, 4/15/2012 (e)                                                                     375,000                       406,554

Finance - Auto Loans
Ford Motor Credit Co (continued)
8.00%, 12/15/2016                                                                      2,400,000                     2,356,486
GMAC LLC
6.23%, 3/20/2007 (e)                                                                   1,730,000                     1,730,540
6.31%, 11/30/2007                                                                      1,010,000                     1,004,754
6.88%, 9/15/2011                                                                       1,675,000                     1,699,902
6.00%, 12/15/2011                                                                      1,815,000                     1,788,307
6.75%, 12/ 1/2014 (b)                                                                  1,500,000                     1,521,917
                                                                                                           --------------------
                                                                                                                    16,541,646
                                                                                                           --------------------
Finance - Commercial (0.61%)
Caterpillar Financial Services Corp
5.37%, 7/27/2007 (e)                                                                   3,000,000                     3,001,263
5.05%, 12/ 1/2010                                                                      1,375,000                     1,365,330
CIT Group Inc
5.57%, 2/15/2007 (e)                                                                     875,000                       875,055
5.59%, 4/27/2011 (f)                                                                   3,250,000                     3,252,480
6.10%, 3/15/2067                                                                       1,135,000                     1,132,033
Textron Financial Corp
5.46%, 11/ 7/2008 (e)(f)                                                               3,500,000                     3,502,600
                                                                                                           --------------------
                                                                                                                    13,128,761

                                                                                                           --------------------
Finance - Consumer Loans (0.90%)
American General Finance Corp
3.88%, 10/ 1/2009                                                                        400,000                       385,200
5.65%, 8/17/2011 (e)(f)                                                                3,135,000                     3,145,436
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                                                        650,000                       652,016
HSBC Finance Corp
4.63%, 1/15/2008                                                                         100,000                        99,272
4.13%, 12/15/2008 (g)                                                                    900,000                       881,833
4.13%, 11/16/2009 (g)                                                                  1,750,000                     1,699,618
5.65%, 11/16/2009 (e)                                                                  3,275,000                     3,295,705
6.38%, 10/15/2011                                                                        110,000                       114,473
7.00%, 5/15/2012                                                                       2,095,000                     2,246,058
SLM Corp
5.52%, 7/26/2010 (e)                                                                   7,000,000                     7,002,296
                                                                                                           --------------------
                                                                                                                    19,521,907
                                                                                                           --------------------
Finance - Credit Card (0.30%)
Capital One Bank
5.00%, 6/15/2009                                                                       2,165,000                     2,148,500
6.50%, 6/13/2013                                                                       2,800,000                     2,934,448
5.13%, 2/15/2014                                                                         425,000                       415,121
Capital One Capital III
7.69%, 8/15/2036                                                                         895,000                     1,007,264
                                                                                                           --------------------
                                                                                                                     6,505,333
                                                                                                           --------------------
Finance - Investment Banker & Broker (2.47%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                                        790,000                       774,547
Citigroup Inc
5.00%, 9/15/2014 (h)                                                                   1,700,000                     1,647,980
6.63%, 6/15/2032                                                                         705,000                       768,788
5.88%, 2/22/2033                                                                       1,990,000                     1,980,727
Credit Suisse USA Inc
5.60%, 1/15/2010 (e)                                                                   1,500,000                     1,505,757
E*Trade Financial Corp
8.00%, 6/15/2011                                                                       1,000,000                     1,043,750
Goldman Sachs Group Inc
3.88%, 1/15/2009                                                                         640,000                       622,719

Finance - Investment Banker & Broker
Goldman Sachs Group Inc (continued)
6.65%, 5/15/2009                                                                          75,000                        77,147
5.69%, 7/23/2009 (b)(e)                                                                2,000,000                     2,012,678
5.57%, 3/ 2/2010 (e)                                                                   1,500,000                     1,504,937
5.25%, 10/15/2013 (b)                                                                  2,690,000                     2,651,756
5.63%, 1/15/2017                                                                       1,750,000                     1,727,493
5.95%, 1/15/2027                                                                         675,000                       658,624
6.45%, 5/ 1/2036                                                                       1,000,000                     1,025,222
Jefferies Group Inc
6.25%, 1/15/2036                                                                       4,620,000                     4,417,903
JPMorgan Chase & Co
5.53%, 3/ 9/2009 (e)                                                                   2,000,000                     2,006,752
6.75%, 2/ 1/2011                                                                       2,675,000                     2,798,146
4.75%, 3/ 1/2015 (b)                                                                   2,375,000                     2,258,558
5.25%, 5/ 1/2015                                                                       4,040,000                     3,968,205
Lazard Group
7.13%, 5/15/2015                                                                       2,040,000                     2,128,303
Lehman Brothers Holdings Inc
5.62%, 11/10/2009 (e)                                                                  3,000,000                     3,012,837
Merrill Lynch & Co Inc
5.62%, 2/ 6/2009 (e)                                                                   2,275,000                     2,283,957
5.59%, 2/ 5/2010 (e)                                                                   1,500,000                     1,505,346
6.22%, 9/15/2026                                                                         250,000                       253,887
6.11%, 1/29/2037                                                                       2,385,000                     2,355,905
Morgan Stanley
5.64%, 1/15/2010 (e)                                                                   3,925,000                     3,945,418
6.75%, 4/15/2011                                                                         640,000                       673,192
5.30%, 3/ 1/2013                                                                         455,000                       453,074
4.75%, 4/ 1/2014                                                                       3,555,000                     3,371,800
                                                                                                           --------------------
                                                                                                                    53,435,408
                                                                                                           --------------------
Finance - Leasing Company (0.19%)
International Lease Finance Corp
5.76%, 1/15/2010 (e)                                                                   2,000,000                     2,017,458
5.63%, 9/20/2013                                                                       2,048,000                     2,051,871
                                                                                                           --------------------
                                                                                                                     4,069,329
                                                                                                           --------------------
Finance - Mortgage Loan/Banker (3.13%)
Countrywide Financial Corp
5.64%, 12/19/2008 (e)                                                                  4,165,000                     4,176,520
6.25%, 5/15/2016                                                                       1,700,000                     1,741,157
Countrywide Home Loans Inc
5.50%, 2/ 1/2007                                                                         255,000                       255,000
5.63%, 11/16/2007 (e)                                                                    750,000                       751,481
4.25%, 12/19/2007                                                                        240,000                       237,543
Fannie Mae
3.70%, 11/ 1/2007                                                                      1,870,000                     1,847,360
2.88%, 5/19/2008                                                                         825,000                       800,603
5.25%, 1/15/2009 (b)                                                                     350,000                       350,800
7.25%, 1/15/2010 (b)                                                                     250,000                       264,630
6.00%, 5/15/2011 (b)                                                                      75,000                        77,585
5.62%, 2/25/2018 (e)                                                                   1,116,560                     1,119,217
5.57%, 11/25/2022 (e)                                                                  1,416,147                     1,420,570
5.52%, 1/25/2023 (e)                                                                   1,797,307                     1,801,109
6.25%, 5/15/2029                                                                       1,000,000                     1,117,665
7.25%, 5/15/2030                                                                       9,400,000                    11,775,700
5.62%, 2/25/2032 (e)                                                                   2,810,920                     2,820,857
5.57%, 3/25/2035 (e)                                                                   1,224,105                     1,225,413
Fannie Mae Whole Loan
5.52%, 5/25/2035 (e)                                                                   2,481,605                     2,490,054

Finance - Mortgage Loan/Banker
Freddie Mac
4.75%, 5/ 6/2013                                                                       1,150,000                     1,106,328
4.63%, 5/28/2013                                                                         925,000                       889,249
5.62%, 6/15/2018 (e)                                                                   1,414,470                     1,418,002
5.77%, 6/15/2023 (e)                                                                   1,644,842                     1,660,955
5.72%, 7/15/2023 (e)(f)                                                                3,583,480                     3,600,479
5.67%, 2/15/2030 (e)                                                                   1,158,881                     1,162,421
5.67%, 5/15/2030 (e)                                                                     945,114                       947,477
6.75%, 3/15/2031                                                                       1,303,000                     1,548,919
5.50%, 9/15/2031                                                                       5,025,000                     4,956,313
6.25%, 7/15/2032 (b)                                                                   7,550,000                     8,511,372
Residential Capital LLC
6.74%, 6/29/2007 (e)                                                                   2,025,000                     2,033,290
5.85%, 6/ 9/2008 (f)                                                                   1,500,000                     1,497,315
6.00%, 2/22/2011                                                                       2,665,000                     2,650,764
6.50%, 4/17/2013                                                                       1,410,000                     1,423,100
                                                                                                           --------------------
                                                                                                                    67,679,248
                                                                                                           --------------------
Finance - Other Services (0.19%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                                                      1,500,000                     1,612,174
American Real Estate Partners LP/American Real Estate Finance Corp
8.13%, 6/ 1/2012                                                                       1,000,000                     1,027,500
7.13%, 2/15/2013                                                                         345,000                       341,550
Mizuho JGB Investment LLC
9.87%, 12/30/2025 (d)                                                                  1,000,000                     1,054,954
                                                                                                           --------------------
                                                                                                                     4,036,178
                                                                                                           --------------------
Financial Guarantee Insurance (0.04%)
MGIC Investment Corp
5.63%, 9/15/2011                                                                         980,000                       977,288
                                                                                                           --------------------

Food - Miscellaneous/Diversified (0.19%)
Corn Products International Inc
8.45%, 8/15/2009                                                                         470,000                       498,795
General Mills Inc
5.49%, 1/22/2010 (f)                                                                   3,575,000                     3,574,267
                                                                                                           --------------------
                                                                                                                     4,073,062
                                                                                                           --------------------
Food - Retail (0.44%)
Delhaize America Inc
8.13%, 4/15/2011                                                                       3,555,000                     3,840,826
Ingles Markets Inc
8.88%, 12/ 1/2011                                                                        875,000                       913,281
Safeway Inc
7.00%, 9/15/2007                                                                         315,000                       317,963
5.72%, 3/27/2009 (e)(f)                                                                4,450,000                     4,452,719
                                                                                                           --------------------
                                                                                                                     9,524,789
                                                                                                           --------------------
Food - Wholesale & Distribution (0.00%)
Sysco International Co
6.10%, 6/ 1/2012                                                                         100,000                       102,789
                                                                                                           --------------------

Gas - Distribution (0.18%)
SEMCO Energy Inc
7.13%, 5/15/2008                                                                         738,000                       739,683
Sempra Energy
4.75%, 5/15/2009                                                                         675,000                       665,675
Southern Union Co
6.15%, 8/16/2008                                                                       1,315,000                     1,322,017

Gas - Distribution
Southern Union Co (continued)
7.20%, 11/ 1/2066 (e)                                                                  1,250,000                     1,246,443
                                                                                                           --------------------
                                                                                                                     3,973,818
                                                                                                           --------------------
Home Equity - Other (8.41%)
ACE Securities Corp
5.53%, 5/25/2035 (e)                                                                   1,115,000                     1,115,939
5.43%, 7/25/2035 (e)                                                                     802,526                       802,594
5.53%, 8/25/2035 (e)                                                                   6,050,000                     6,051,872
5.53%, 9/25/2035 (e)(f)                                                                4,875,000                     4,876,642
5.52%, 10/25/2035 (e)                                                                  5,100,000                     5,101,601
Asset Backed Funding Certificates
5.58%, 2/25/2035 (e)                                                                     417,620                       417,753
5.50%, 6/25/2035 (e)                                                                   3,278,432                     3,278,848
5.56%, 7/25/2035 (e)                                                                   3,292,530                     3,296,148
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (e)(f)                                                                2,827,889                     2,829,516
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (e)                                                                   1,259,990                     1,259,982
5.56%, 2/25/2035 (e)                                                                     209,798                       209,844
5.59%, 9/25/2035 (e)                                                                   8,075,000                     8,079,134
5.48%, 8/25/2036 (e)(f)                                                                7,145,000                     7,146,634
CDC Mortgage Capital Trust
5.89%, 6/25/2034 (e)                                                                     637,498                       638,035
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (e)(f)                                                              13,000,000                    13,018,854
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)                                                                   4,000,000                     4,027,608
Financial Asset Securities Corp AAA Trust
5.59%, 2/27/2035 (d)(e)                                                                  128,231                       128,306
First NLC Trust
5.65%, 5/25/2035 (e)                                                                   1,040,224                     1,040,219
5.55%, 12/25/2035 (e)(f)                                                              14,279,191                    14,283,414
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                      2,250,000                     2,248,564
5.81%, 10/25/2036                                                                      1,825,000                     1,825,710
Indymac Home Equity Loan Asset-Backed Trust
5.59%, 3/25/2035 (e)(f)                                                                1,241,332                     1,241,639
Indymac Residential Asset Backed Trust
5.56%, 8/25/2035 (e)                                                                   3,254,571                     3,258,758
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (e)(f)                                                                6,428,850                     6,445,168
5.56%, 12/25/2035 (e)                                                                  2,375,000                     2,377,374
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (e)                                                                  16,200,000                    16,267,478
Master Asset Backed Securities Trust
5.55%, 12/25/2034 (e)                                                                    223,516                       223,561
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (e)                                                                   1,463,096                     1,464,440
Morgan Stanley ABS Capital I
6.19%, 12/25/2034 (e)                                                                  1,500,000                     1,510,362
5.42%, 7/25/2035 (e)                                                                     656,158                       656,277
5.57%, 9/25/2035 (e)                                                                   5,500,000                     5,508,511
Morgan Stanley Home Equity Loans
5.43%, 8/25/2035 (e)                                                                   1,716,109                     1,716,414
New Century Home Equity Loan Trust
6.04%, 1/25/2034 (e)                                                                   1,373,478                     1,379,802
5.61%, 3/25/2035 (e)                                                                     966,057                       967,262
5.59%, 7/25/2035 (e)(f)                                                               13,800,000                    13,831,423

Home Equity - Other
Nomura Home Equity Loan Inc
5.44%, 5/25/2035 (e)                                                                     392,147                       392,181
5.54%, 5/25/2035 (e)                                                                   2,000,000                     2,001,463
Option One Mortgage Loan Trust
5.85%, 5/25/2034 (e)                                                                   1,250,000                     1,253,023
6.37%, 5/25/2034 (e)                                                                   1,250,000                     1,249,994
5.62%, 11/25/2034 (e)                                                                      2,060                         2,060
5.56%, 2/25/2035 (e)                                                                     583,104                       583,481
6.32%, 2/25/2035 (e)                                                                     600,000                       604,298
5.54%, 5/25/2035 (e)                                                                   3,000,000                     3,002,770
Residential Asset Securities Corp
5.76%, 10/25/2033 (e)                                                                    303,602                       303,658
5.91%, 12/25/2033 (e)                                                                  1,765,071                     1,766,455
6.47%, 3/25/2035 (e)                                                                   1,050,000                     1,051,420
5.52%, 5/25/2035 (e)                                                                   1,826,369                     1,827,385
5.52%, 6/25/2035 (e)                                                                   3,110,304                     3,115,491
5.48%, 7/25/2035 (e)                                                                   5,928,000                     5,930,233
5.59%, 7/25/2035 (e)                                                                  11,000,000                    11,038,261
Saxon Asset Securities Trust
6.45%, 3/25/2035 (e)                                                                   1,800,000                     1,801,954
Soundview Home Equity Loan Trust
5.44%, 7/25/2036 (e)(f)                                                                6,450,000                     6,450,679
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (e)                                                                   1,140,000                     1,140,013
                                                                                                           --------------------
                                                                                                                   182,040,505
                                                                                                           --------------------
Home Equity - Sequential (0.37%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                                       3,850,000                     3,824,462
5.51%, 8/25/2036                                                                       3,235,000                     3,221,653
Residential Asset Securities Corp
4.70%, 10/25/2031                                                                        936,355                       928,645
                                                                                                           --------------------
                                                                                                                     7,974,760
                                                                                                           --------------------
Hotels & Motels (0.09%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                                       2,000,000                     2,008,396
                                                                                                           --------------------

Housewares (0.08%)
Vitro SA de CV
8.63%, 2/ 1/2012 (d)                                                                     740,000                       747,400
9.13%, 2/ 1/2017 (d)                                                                   1,085,000                     1,095,850
                                                                                                           --------------------
                                                                                                                     1,843,250
                                                                                                           --------------------
Independent Power Producer (0.07%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                                       1,350,000                     1,353,375
7.38%, 1/15/2017                                                                         200,000                       200,000
                                                                                                           --------------------
                                                                                                                     1,553,375
                                                                                                           --------------------
Industrial Automation & Robots (0.12%)
Intermec Inc
7.00%, 3/15/2008                                                                       2,500,000                     2,512,500
                                                                                                           --------------------

Industrial Gases (0.01%)
Praxair Inc
6.50%, 3/ 1/2008                                                                         235,000                       237,538
                                                                                                           --------------------

Insurance Brokers (0.22%)
AON Corp
8.21%, 1/ 1/2027 (b)                                                                   2,990,000                     3,421,038
Insurance Brokers
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (e)                                                                   1,275,000                     1,275,056
                                                                                                           --------------------
                                                                                                                     4,696,094
                                                                                                           --------------------
Investment Companies (0.47%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (d)                                                                   1,700,000                     1,664,074
Citadel Finance Ltd
6.25%, 12/15/2011 (d)                                                                  2,750,000                     2,698,723
Xstrata Finance Canada Ltd
5.50%, 11/16/2011 (d)                                                                  2,040,000                     2,034,060
5.80%, 11/15/2016 (d)                                                                  1,630,000                     1,619,760
Xstrata Finance Dubai Ltd
5.72%, 11/13/2009 (d)                                                                  2,150,000                     2,150,858
                                                                                                           --------------------
                                                                                                                    10,167,475
                                                                                                           --------------------
Investment Management & Advisory Services (0.28%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                                      1,860,000                     1,858,981
7.52%, 6/ 1/2066 (e)                                                                   2,800,000                     3,057,143
Janus Capital Group Inc
5.88%, 9/15/2011                                                                       1,125,000                     1,126,663
                                                                                                           --------------------
                                                                                                                     6,042,787
                                                                                                           --------------------
Life & Health Insurance (0.81%)
AmerUs Group Co
5.95%, 8/15/2015                                                                         740,000                       784,411
Cigna Corp
6.15%, 11/15/2036                                                                      1,430,000                     1,399,645
Hartford Life Global Funding Trusts
5.53%, 9/15/2009 (e)                                                                   3,475,000                     3,486,395
Lincoln National Corp
5.47%, 4/ 6/2009 (e)(f)                                                                4,200,000                     4,205,216
Pacific Life Global Funding
5.60%, 6/22/2011 (d)(e)                                                                2,500,000                     2,503,070
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                                      1,065,000                     1,114,723
Sun Life Financial Global Funding LP
5.61%, 7/ 6/2010 (d)(e)                                                                1,750,000                     1,753,911
UnumProvident Corp
6.00%, 5/15/2008                                                                       2,200,000                     2,206,024
                                                                                                           --------------------
                                                                                                                    17,453,395
                                                                                                           --------------------
Linen Supply & Related Items (0.01%)
Cintas Corp No 2
5.13%, 6/ 1/2007                                                                         175,000                       174,804
                                                                                                           --------------------

Machinery - Construction & Mining (0.07%)
Joy Global Inc
6.00%, 11/15/2016 (d)                                                                  1,020,000                     1,023,616
Terex Corp
7.38%, 1/15/2014                                                                         450,000                       459,000
                                                                                                           --------------------
                                                                                                                     1,482,616
                                                                                                           --------------------
Machinery - Electrical (0.02%)
Baldor Electric Co
8.63%, 2/15/2017                                                                         500,000                       516,250
                                                                                                           --------------------


Machinery - Farm (0.07%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                       1,500,000                     1,590,000
                                                                                                           --------------------

Machinery - General Industry (0.02%)
Stewart & Stevenson LLC/Stewart & Stevenson Corp
10.00%, 7/15/2014 (d)                                                                    350,000                       364,000
                                                                                                           --------------------

Machinery - Material Handling (0.02%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                                        500,000                       530,000
                                                                                                           --------------------

Machinery Tools & Related Products (0.07%)
Kennametal Inc
7.20%, 6/15/2012                                                                       1,525,000                     1,589,091
                                                                                                           --------------------

Medical - Drugs (0.33%)
Angiotech Pharmaceuticals Inc
9.10%, 12/ 1/2013 (d)                                                                  1,800,000                     1,845,000
Biovail Corp
7.88%, 4/ 1/2010                                                                       1,500,000                     1,531,875
Elan Finance PLC/Elan Finance Corp
8.88%, 12/ 1/2013 (d)                                                                    800,000                       792,000
9.50%, 12/ 1/2013 (b)(d)                                                               1,770,000                     1,756,725
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                                       1,265,000                     1,219,500
                                                                                                           --------------------
                                                                                                                     7,145,100
                                                                                                           --------------------
Medical - HMO (0.23%)
Coventry Health Care Inc
5.88%, 1/15/2012                                                                       2,892,000                     2,867,123
WellPoint Inc
5.85%, 1/15/2036                                                                       2,275,000                     2,210,069
                                                                                                           --------------------
                                                                                                                     5,077,192
                                                                                                           --------------------
Medical - Hospitals (0.03%)
HCA Inc
9.25%, 11/15/2016 (d)                                                                    700,000                       743,750
                                                                                                           --------------------

Medical - Wholesale Drug Distribution (0.26%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                                       1,950,000                     1,912,098
Cardinal Health Inc
5.63%, 10/ 2/2009 (d)(e)                                                               3,800,000                     3,802,679
                                                                                                           --------------------
                                                                                                                     5,714,777
                                                                                                           --------------------
Medical Instruments (0.10%)
Accellent Inc
10.50%, 12/ 1/2013                                                                       530,000                       551,200
Boston Scientific Corp
6.00%, 6/15/2011 (b)                                                                   1,515,000                     1,532,206
                                                                                                           --------------------
                                                                                                                     2,083,406
                                                                                                           --------------------
Medical Products (0.07%)
Baxter International Inc
5.90%, 9/ 1/2016                                                                       1,500,000                     1,529,558
                                                                                                           --------------------

Metal - Aluminum (0.10%)
Alcoa Inc
5.90%, 2/ 1/2027                                                                       1,085,000                     1,072,424

Metal - Aluminum
Alcoa Inc (continued)
5.95%, 2/ 1/2037                                                                       1,085,000                     1,072,988
                                                                                                           --------------------
                                                                                                                     2,145,412
                                                                                                           --------------------
Metal - Copper (0.05%)
Southern Copper Corp
7.50%, 7/27/2035                                                                       1,040,000                     1,107,141
                                                                                                           --------------------

Metal - Diversified (0.28%)
Falconbridge Ltd
7.35%, 6/ 5/2012                                                                         500,000                       541,771
7.25%, 7/15/2012                                                                       3,890,000                     4,202,970
5.38%, 6/ 1/2015                                                                         640,000                       625,320
Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014                                                                         600,000                       616,500
                                                                                                           --------------------
                                                                                                                     5,986,561
                                                                                                           --------------------
Metal Processors & Fabrication (0.01%)
Trimas Corp
9.88%, 6/15/2012                                                                         200,000                       200,500
                                                                                                           --------------------

Money Center Banks (0.10%)
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (d)(e)                                                               2,350,000                     2,268,565
                                                                                                           --------------------

Mortgage Backed Securities (22.36%)
ACT Depositor Corp
5.62%, 9/22/2041 (d)(e)                                                                6,249,167                     6,233,232
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (e)                                                                     992,267                       994,996
5.60%, 6/25/2035 (e)(f)                                                                6,002,738                     6,012,918
5.08%, 11/25/2035 (e)                                                                  1,600,000                     1,586,104
5.59%, 8/25/2036 (e)(f)                                                                8,339,521                     8,367,514
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (e)                                                                   3,750,000                     3,780,631
0.06%, 7/10/2043 (d)(e)                                                              160,219,655                     1,914,529
4.86%, 7/10/2043                                                                       3,000,000                     2,875,855
4.97%, 7/10/2043                                                                       1,890,000                     1,802,557
5.33%, 9/10/2045                                                                       4,775,000                     4,759,859
5.31%, 10/10/2045                                                                      3,920,000                     3,901,750
Banc of America Funding Corp
5.38%, 7/20/2036 (f)                                                                   8,883,538                     8,888,322
5.42%, 7/20/2036 (e)                                                                   1,683,613                     1,681,826
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (e)                                                                     855,000                       832,570
5.10%, 8/25/2035 (e)                                                                   2,616,622                     2,618,222
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (e)                                                                     717,334                       717,972
5.48%, 11/25/2036 (f)                                                                  1,781,691                     1,784,291
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (e)(f)                                                                4,873,805                     4,874,707
Bear Stearns Commercial Mortgage Securities Inc
5.64%, 6/15/2017 (d)(e)                                                                2,750,000                     2,750,386
0.53%, 5/11/2039 (d)(e)                                                                6,785,708                       125,525
3.24%, 2/11/2041                                                                       1,451,454                     1,408,901
Bear Stearns Mortgage Funding Trust
5.65%, 7/25/2036 (e)(f)(i)                                                            10,042,945                    10,042,945
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (e)                                                                   1,304,440                     1,307,008

Mortgage Backed Securities
Bella Vista Mortgage Trust (continued)
5.57%, 5/20/2045 (e)                                                                   1,677,128                     1,681,441
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                                      4,000,000                     4,207,906
Chase Manhattan Bank-First Union National Bank
7.13%, 8/15/2031                                                                          50,817                        50,874
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049                                                                     71,900,000                     2,039,810
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048                                                                    118,700,000                     2,890,535
Commercial Mortgage Pass Through Certificates
5.06%, 5/10/2043 (e)                                                                   2,000,000                     1,936,962
0.05%, 12/10/2046                                                                     61,515,000                       770,955
5.25%, 12/10/2046                                                                      3,500,000                     3,471,565
Countrywide Alternative Loan Trust
5.57%, 5/25/2034 (e)                                                                     670,584                       670,727
5.54%, 5/25/2035 (e)                                                                      45,280                        45,355
6.19%, 7/20/2035 (e)(i)                                                                1,732,392                     1,737,034
5.74%, 12/25/2035 (e)                                                                  7,112,080                     7,144,403
5.49%, 6/25/2036 (e)(f)                                                                9,400,000                     9,407,800
5.60%, 6/25/2036 (e)(f)                                                                8,120,327                     8,143,272
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (e)                                                                  1,954,695                     1,956,082
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                                          24,557                        24,364
4.59%, 12/19/2033 (e)                                                                  1,000,000                       961,474
5.52%, 4/25/2046 (e)(f)                                                                8,044,901                     8,033,797
5.62%, 4/25/2046 (e)(f)                                                               13,915,823                    13,975,261
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (e)                                                                   5,000,000                     5,131,844
0.59%, 9/15/2039 (d)                                                                  78,690,000                     2,440,122
0.06%, 12/15/2039                                                                     20,225,000                       350,536
0.67%, 12/15/2039                                                                     94,560,000                     3,388,236
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (d)(e)                                                               2,445,369                     2,446,474
1.38%, 3/15/2036 (d)(e)                                                               12,148,120                       302,814
0.46%, 5/15/2036 (d)(e)                                                               13,174,723                       162,696
0.61%, 7/15/2036 (d)(e)                                                               13,175,735                       274,281
5.11%, 7/15/2036                                                                       2,450,000                     2,387,030
0.16%, 11/15/2037 (d)(e)                                                              22,998,267                       476,317
7.64%, 9/15/2041 (e)                                                                     470,000                       497,484
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                       5,220,000                     5,152,432
Deutsche ALT-A Securities Inc Alternate Mortgage Loan Trust
5.50%, 4/25/2036 (e)                                                                   8,275,000                     8,287,647
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                                         700,000                       752,741
6.14%, 2/12/2034                                                                         150,000                       154,656
GE Capital Commercial Mortgage Corp
0.60%, 3/10/2040 (d)(e)                                                               21,310,500                       406,521
4.98%, 5/10/2043 (e)                                                                   5,780,000                     5,581,257
GMAC Commercial Mortgage Securities Inc
0.83%, 3/10/2038 (d)(e)                                                               10,165,584                       271,052
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (e)                                                                   1,156,863                     1,157,105
5.62%, 6/25/2045 (e)                                                                   1,042,277                     1,045,841
Greenwich Capital Commercial Funding Corp
0.32%, 6/10/2036 (d)(e)                                                              105,335,008                     1,154,229
5.91%, 7/10/2038 (e)                                                                   3,320,000                     3,423,620
Mortgage Backed Securities
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                                     37,997,918                     1,706,920
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (e)(f)                                                               2,078,865                     2,079,337
5.58%, 8/25/2046 (e)(f)                                                                5,585,559                     5,596,177
Harborview Mortgage Loan Trust
5.56%, 5/19/2047 (e)(f)                                                               11,119,465                    11,149,138
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (e)                                                                   5,025,000                     5,026,676
Impac CMB Trust
6.26%, 10/25/2033 (e)                                                                    586,481                       590,812
6.32%, 10/25/2033 (e)                                                                    491,249                       491,569
5.70%, 1/25/2035 (e)                                                                     986,430                       987,206
5.63%, 4/25/2035 (e)                                                                   1,049,244                     1,050,520
5.75%, 4/25/2035 (e)                                                                     761,391                       763,688
5.62%, 8/25/2035 (e)                                                                   1,186,698                     1,187,587
5.83%, 8/25/2035 (e)                                                                   3,311,055                     3,320,046
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (e)                                                                  3,213,203                     3,224,026
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (e)                                                                   1,991,781                     1,995,504
5.55%, 4/25/2035 (e)                                                                   1,198,353                     1,202,565
5.65%, 4/25/2035 (e)                                                                     875,989                       878,906
5.58%, 6/25/2035 (e)(f)                                                               10,258,091                    10,279,531
5.62%, 8/25/2035 (e)                                                                   1,643,083                     1,649,337
5.51%, 1/25/2037 (f)(i)                                                                3,744,000                     3,744,000
JP Morgan Chase Commercial Mortgage Securities
0.52%, 10/12/2035 (d)(e)                                                              24,679,649                       898,196
5.13%, 9/12/2037 (e)                                                                   1,300,000                     1,252,980
0.60%, 10/12/2037 (d)(e)                                                              42,597,669                     1,774,747
1.12%, 1/12/2039 (d)(e)                                                               10,607,294                       350,396
0.20%, 1/15/2042 (d)(e)                                                               25,519,629                       455,696
4.78%, 7/15/2042                                                                       4,170,000                     3,956,629
5.59%, 5/12/2045 (e)                                                                   2,765,000                     2,769,026
5.44%, 5/15/2045 (e)                                                                   4,825,000                     4,777,128
5.62%, 5/15/2045                                                                       1,350,000                     1,335,612
5.30%, 5/15/2047                                                                       5,255,000                     5,216,619
JP Morgan Mortgage Trust
5.30%, 7/25/2035 (i)                                                                   2,890,000                     2,859,626
4.95%, 11/25/2035 (e)                                                                  6,750,000                     6,708,465
5.31%, 4/25/2036 (e)                                                                   3,511,090                     3,500,534
5.84%, 6/25/2036 (e)                                                                   6,914,511                     6,901,925
5.99%, 6/25/2036 (e)                                                                   1,886,701                     1,883,183
5.97%, 8/25/2036 (e)                                                                   8,600,000                     8,682,841
6.00%, 8/25/2036 (e)                                                                   3,821,018                     3,807,465
5.58%, 10/25/2036                                                                      9,612,000                     9,540,396
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026                                                                         456,516                       454,275
6.37%, 12/15/2028                                                                        400,000                       414,517
5.74%, 6/15/2032                                                                       3,606,480                     3,637,539
0.61%, 3/15/2034 (d)(e)                                                                3,532,932                        42,039
0.26%, 3/15/2036 (d)(e)                                                                7,217,221                       203,001
1.15%, 3/15/2036 (d)(e)                                                                6,415,333                       191,056
0.69%, 8/15/2036 (d)(e)                                                               10,275,316                       213,113
5.90%, 6/15/2038 (e)                                                                   2,675,000                     2,762,802
5.41%, 9/15/2039 (e)                                                                   1,200,000                     1,186,869
0.12%, 7/15/2040 (d)                                                                  72,985,551                     1,566,715
Luminent Mortgage Trust
5.51%, 5/25/2046 (e)(f)                                                                4,144,241                     4,138,650
Mortgage Backed Securities
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (e)                                                                   1,186,757                     1,187,180
5.67%, 8/25/2036 (e)                                                                     499,829                       502,136
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                                       4,170,000                     4,238,561
5.61%, 5/12/2039                                                                       4,065,000                     4,103,915
5.66%, 5/12/2039 (e)                                                                   5,115,000                     5,190,209
0.53%, 2/12/2042 (e)                                                                  26,558,517                       380,533
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)                                                                   2,570,000                     2,544,613
0.05%, 12/12/2049                                                                     36,970,000                       549,467
5.11%, 12/12/2049                                                                      4,085,000                     4,026,078
Morgan Stanley Capital I
7.11%, 4/15/2033                                                                         100,000                       103,311
1.01%, 1/13/2041 (d)(e)                                                                6,692,010                       233,285
5.54%, 5/24/2043 (d)(e)(i)                                                             4,600,000                     4,595,148
0.04%, 12/15/2043 (d)                                                                 43,945,000                       594,782
5.70%, 8/25/2046 (e)(f)(i)                                                             5,500,000                     5,487,969
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                                          25,047                        25,533
6.20%, 7/15/2033                                                                         127,991                       128,326
0.72%, 4/15/2034 (d)(e)                                                                2,908,626                        46,137
Nationslink Funding Corp
7.23%, 6/20/2031                                                                         100,149                       101,892
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (e)                                                                     939,286                       940,649
Sequoia Mortgage Trust
5.69%, 2/20/2034 (e)(f)                                                                4,806,375                     4,808,040
5.55%, 2/20/2035 (e)                                                                   1,131,077                     1,130,604
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (e)                                                                     959,423                       963,147
5.55%, 12/25/2035 (e)                                                                  1,118,089                     1,118,422
5.55%, 3/25/2036 (e)                                                                   2,644,206                     2,647,702
5.43%, 6/25/2036 (e)                                                                     894,749                       894,852
Structured Adjustable Rate Mortgage Loan Trust
4.68%, 7/25/2034 (e)                                                                   2,300,000                     2,249,137
6.02%, 8/25/2034 (e)                                                                   2,386,625                     2,409,909
5.57%, 3/25/2035 (e)                                                                   1,241,448                     1,242,225
5.25%, 12/25/2035                                                                      2,531,998                     2,503,000
5.25%, 2/25/2036 (e)                                                                   3,439,542                     3,410,980
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (e)                                                                   1,140,957                     1,144,717
5.63%, 9/25/2045 (e)                                                                   1,716,878                     1,724,158
Structured Asset Securities Corp
5.50%, 6/25/2036 (e)                                                                   5,000,000                     4,998,282
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (e)                                                                  3,977,599                     3,982,079
5.66%, 6/25/2044 (e)                                                                   5,394,979                     5,399,757
Wachovia Bank Commercial Mortgage Trust
0.19%, 11/15/2035 (d)                                                                 66,914,061                       746,962
0.44%, 10/15/2041 (d)(e)                                                              56,770,616                       947,235
0.27%, 3/15/2042 (d)(e)                                                               99,192,847                     1,141,858
4.94%, 4/15/2042                                                                       5,535,000                     5,325,087
5.06%, 10/15/2044                                                                      3,261,830                     3,233,308
5.69%, 3/15/2045                                                                       1,569,000                     1,573,040
5.80%, 7/15/2045                                                                       5,000,000                     5,077,272
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (d)                                                                   2,739,880                     2,637,295

Mortgage Backed Securities
Washington Mutual Inc
5.64%, 12/25/2027 (e)(f)                                                               7,255,897                     7,256,922
3.97%, 3/25/2033                                                                         565,337                       557,152
3.80%, 6/25/2034 (e)                                                                   1,345,000                     1,295,812
4.67%, 5/25/2035 (e)                                                                     945,000                       928,937
6.08%, 9/25/2036                                                                       1,846,907                     1,845,396
5.79%, 7/25/2044 (e)                                                                   1,107,255                     1,111,494
5.63%, 1/25/2045 (e)                                                                     918,615                       920,117
5.69%, 1/25/2045 (e)(f)                                                                1,732,842                     1,738,368
5.72%, 1/25/2045 (e)                                                                  11,450,000                    11,535,432
5.85%, 1/25/2045 (e)                                                                   2,467,862                     2,475,293
5.55%, 4/25/2045 (e)                                                                     707,335                       708,990
5.59%, 4/25/2045 (e)                                                                     707,335                       709,390
5.61%, 7/25/2045 (e)                                                                   1,601,874                     1,606,538
5.57%, 11/25/2045 (e)                                                                  3,628,014                     3,635,397
5.70%, 11/25/2045 (e)(f)                                                              11,650,000                    11,704,461
5.54%, 8/25/2046 (f)                                                                   2,500,000                     2,503,502
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (e)                                                                   3,303,183                     3,244,372
4.99%, 10/25/2035 (e)                                                                  2,029,526                     2,005,098
                                                                                                           --------------------
                                                                                                                   484,134,220
                                                                                                           --------------------
Multi-Line Insurance (0.82%)
ACE Ltd
6.00%, 4/ 1/2007                                                                       1,450,000                     1,450,958
AXA SA
6.46%, 12/14/2018 (d)                                                                    910,000                       888,567
6.38%, 12/14/2045 (d)                                                                    910,000                       890,225
CNA Financial Corp
6.00%, 8/15/2011                                                                       1,875,000                     1,897,671
Genworth Financial Inc
6.15%, 11/15/2066 (e)                                                                  1,325,000                     1,319,659
Hartford Financial Services Group Inc
5.25%, 10/15/2011                                                                      1,190,000                     1,184,078
5.95%, 10/15/2036                                                                        850,000                       846,369
ING Groep NV
5.78%, 12/ 8/2035                                                                      3,125,000                     3,093,181
Metlife Inc
6.40%, 12/15/2036                                                                      4,550,000                     4,558,595
Metropolitan Life Global Funding I
5.51%, 3/17/2009 (d)(e)                                                                1,625,000                     1,626,991
                                                                                                           --------------------
                                                                                                                    17,756,294
                                                                                                           --------------------
Multimedia (1.08%)
CanWest MediaWorks Inc
8.00%, 9/15/2012                                                                         500,000                       518,750
News America Inc
6.63%, 1/ 9/2008                                                                       1,875,000                     1,891,654
4.75%, 3/15/2010                                                                         160,000                       156,650
6.20%, 12/15/2034                                                                        955,000                       926,449
6.40%, 12/15/2035 (b)                                                                  1,265,000                     1,259,920
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                                                       3,150,000                     3,700,929
Time Warner Inc
6.15%, 5/ 1/2007                                                                       2,320,000                     2,322,995
5.61%, 11/13/2009                                                                      3,200,000                     3,202,915
5.50%, 11/15/2011                                                                      1,630,000                     1,625,997
6.50%, 11/15/2036                                                                      1,230,000                     1,224,225
Viacom Inc
5.74%, 6/16/2009                                                                         975,000                       978,311

Multimedia
Viacom Inc (continued)
5.75%, 4/30/2011                                                                       1,020,000                     1,021,110
Walt Disney Co/The
5.38%, 6/ 1/2007                                                                         520,000                       520,308
5.45%, 9/10/2009 (e)(f)                                                                3,950,000                     3,954,933
                                                                                                           --------------------
                                                                                                                    23,305,146
                                                                                                           --------------------
Music (0.05%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                                       1,000,000                       985,000
                                                                                                           --------------------

Mutual Insurance (0.04%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (b)(d)                                                                  850,000                       924,173
                                                                                                           --------------------

Non-Ferrous Metals (0.06%)
Codelco Inc
6.15%, 10/24/2036 (d)                                                                  1,370,000                     1,393,400
                                                                                                           --------------------

Non-Hazardous Waste Disposal (0.23%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                                       2,214,000                     2,344,072
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                                                         375,000                       393,750
Oakmont Asset Trust
4.51%, 12/22/2008 (d)                                                                  1,600,000                     1,559,941
Waste Management Inc
5.00%, 3/15/2014                                                                          10,000                         9,550
WCA Waste Corp
9.25%, 6/15/2014                                                                         575,000                       598,000
                                                                                                           --------------------
                                                                                                                     4,905,313
                                                                                                           --------------------
Office Automation & Equipment (0.11%)
Xerox Corp
6.40%, 3/15/2016                                                                         775,000                       784,312
6.75%, 2/ 1/2017                                                                       1,500,000                     1,537,500
                                                                                                           --------------------
                                                                                                                     2,321,812
                                                                                                           --------------------
Office Furnishings - Original (0.06%)
Steelcase Inc
6.50%, 8/15/2011                                                                       1,290,000                     1,304,027
                                                                                                           --------------------

Oil - Field Services (0.54%)
BJ Services Co
5.54%, 6/ 1/2008 (e)                                                                   3,875,000                     3,876,752
Halliburton Co
5.50%, 10/15/2010                                                                      1,655,000                     1,653,760
Hanover Compressor Co
8.63%, 12/15/2010                                                                      1,000,000                     1,042,500
Hanover Equipment Trust
8.50%, 9/ 1/2008 (e)                                                                     818,000                       822,090
8.75%, 9/ 1/2011                                                                       1,530,000                     1,591,200
Smith International Inc
6.00%, 6/15/2016                                                                       1,190,000                     1,198,362
Weatherford International Ltd
6.50%, 8/ 1/2036                                                                       1,500,000                     1,499,984
                                                                                                           --------------------
                                                                                                                    11,684,648
                                                                                                           --------------------

Oil & Gas Drilling (0.16%)
Transocean Inc
5.57%, 9/ 5/2008 (e)(f)                                                                3,400,000                     3,402,703
                                                                                                           --------------------

Oil Company - Exploration & Production (1.75%)
Alberta Energy Co Ltd
7.38%, 11/ 1/2031                                                                        650,000                       724,171
Anadarko Petroleum Corp
5.76%, 9/15/2009 (e)                                                                   2,950,000                     2,957,416
6.45%, 9/15/2036                                                                       2,870,000                     2,843,553
Apache Corp
5.63%, 1/15/2017                                                                         180,000                       180,068
6.00%, 1/15/2037                                                                         800,000                       796,695
Chesapeake Energy Corp
7.50%, 9/15/2013                                                                       2,650,000                     2,716,250
7.75%, 1/15/2015                                                                       1,000,000                     1,025,000
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                                      1,150,000                     1,098,250
EnCana Corp
6.30%, 11/ 1/2011                                                                        175,000                       179,821
Energy Partners Ltd
8.75%, 8/ 1/2010                                                                         300,000                       304,500
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (d)                                                                  2,740,000                     2,935,225
Houston Exploration Co
7.00%, 6/15/2013                                                                       1,000,000                     1,007,500
Newfield Exploration Co
7.45%, 10/15/2007                                                                      2,850,000                     2,874,938
6.63%, 9/ 1/2014                                                                       1,860,000                     1,827,450
Nexen Inc
5.05%, 11/20/2013                                                                      4,860,000                     4,661,552
7.88%, 3/15/2032                                                                         225,000                       266,330
Pemex Project Funding Master Trust
8.00%, 11/15/2011 (b)                                                                  1,170,000                     1,275,300
7.38%, 12/15/2014                                                                        150,000                       162,375
PetroHawk Energy Corp
9.13%, 7/15/2013                                                                       1,000,000                     1,035,000
Pioneer Natural Resources Co
6.88%, 5/ 1/2018                                                                       1,735,000                     1,688,670
Stone Energy Corp
8.11%, 7/15/2010 (b)(d)(e)                                                             1,000,000                       998,750
Swift Energy Co
7.63%, 7/15/2011 (b)                                                                     415,000                       422,262
9.38%, 5/ 1/2012 (b)                                                                     600,000                       630,000
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                                       1,470,000                     1,534,226
XTO Energy Inc
7.50%, 4/15/2012                                                                         190,000                       205,647
6.25%, 4/15/2013                                                                         235,000                       241,469
5.65%, 4/ 1/2016                                                                       1,145,000                     1,124,872
6.10%, 4/ 1/2036                                                                       2,200,000                     2,118,695
                                                                                                           --------------------
                                                                                                                    37,835,985
                                                                                                           --------------------
Oil Company - Integrated (0.29%)
ConocoPhillips Holding Co
6.95%, 4/15/2029 (b)                                                                     100,000                       112,487
Husky Energy Inc
6.25%, 6/15/2012                                                                       1,125,000                     1,154,811
6.15%, 6/15/2019                                                                         700,000                       704,514

Oil Company - Integrated
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                        460,000                       455,200
Petrobras International Finance Co
9.13%, 2/ 1/2007                                                                         325,000                       325,000
8.38%, 12/10/2018                                                                        600,000                       708,600
Petro-Canada
5.95%, 5/15/2035                                                                       2,230,000                     2,103,505
Petronas Capital Ltd
7.88%, 5/22/2022 (d)                                                                     545,000                       660,217
                                                                                                           --------------------
                                                                                                                     6,224,334
                                                                                                           --------------------
Oil Field Machinery & Equipment (0.09%)
Cameron International Corp
2.65%, 4/15/2007                                                                         940,000                       934,667
Complete Production Services Inc
8.00%, 12/15/2016 (d)                                                                  1,000,000                     1,012,500
                                                                                                           --------------------
                                                                                                                     1,947,167
                                                                                                           --------------------
Oil Refining & Marketing (0.61%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                                      1,095,000                     1,082,572
6.38%, 2/ 1/2013                                                                         775,000                       795,692
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                                       4,010,000                     4,208,218
6.75%, 2/ 1/2011                                                                       1,675,000                     1,730,937
9.50%, 2/ 1/2013                                                                       1,900,000                     2,044,877
Tesoro Corp
6.25%, 11/ 1/2012                                                                      3,415,000                     3,427,806
                                                                                                           --------------------
                                                                                                                    13,290,102
                                                                                                           --------------------
Paper & Related Products (0.15%)
Abitibi-Consolidated Inc
8.86%, 6/15/2011                                                                         500,000                       501,250
Bowater Inc
8.36%, 3/15/2010 (b)(e)                                                                1,200,000                     1,212,000
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                                         205,000                       196,192
Georgia-Pacific Corp
7.00%, 1/15/2015 (d)                                                                     900,000                       895,500
Neenah Paper Inc
7.38%, 11/15/2014                                                                        400,000                       385,000
                                                                                                           --------------------
                                                                                                                     3,189,942
                                                                                                           --------------------
Pharmacy Services (0.24%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                                       3,085,000                     3,276,893
Omnicare Inc
6.75%, 12/15/2013                                                                        250,000                       246,250
6.88%, 12/15/2015 (b)                                                                  1,600,000                     1,580,000
                                                                                                           --------------------
                                                                                                                     5,103,143
                                                                                                           --------------------
Physician Practice Management (0.07%)
US Oncology Inc
9.00%, 8/15/2012                                                                         600,000                       636,000
10.75%, 8/15/2014                                                                        800,000                       888,000
                                                                                                           --------------------
                                                                                                                     1,524,000
                                                                                                           --------------------
Pipelines (1.63%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                                         540,000                       519,143
Buckeye Partners LP
4.63%, 7/15/2013                                                                       1,185,000                     1,104,988

Pipelines
Buckeye Partners LP (continued)
5.30%, 10/15/2014                                                                        150,000                       144,304
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                                         250,000                       240,285
El Paso Corp
7.63%, 8/16/2007                                                                       1,850,000                     1,863,875
6.38%, 2/ 1/2009                                                                       1,355,000                     1,363,469
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                         388,000                       375,637
5.95%, 6/ 1/2033                                                                       2,000,000                     1,839,628
Energy Transfer Partners LP
6.63%, 10/15/2036                                                                        780,000                       799,959
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                                       1,000,000                       942,500
Kinder Morgan Energy Partners LP
6.00%, 2/ 1/2017                                                                       2,595,000                     2,602,692
6.50%, 2/ 1/2037                                                                       2,595,000                     2,598,366
Kinder Morgan Finance Co ULC
5.35%, 1/ 5/2011                                                                         700,000                       685,526
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                                       3,442,000                     3,482,030
National Fuel Gas Co
5.25%, 3/ 1/2013                                                                         350,000                       340,097
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                                        895,000                       898,356
8.13%, 3/ 1/2010                                                                       1,210,000                     1,255,375
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                       1,950,000                     1,972,413
6.65%, 10/ 1/2036                                                                      1,780,000                     1,832,578
Pacific Energy
6.25%, 9/15/2015                                                                       2,600,000                     2,601,495
Plains All American Pipeline LP
6.70%, 5/15/2036                                                                       1,700,000                     1,737,288
Southern Natural Gas Co
6.70%, 10/ 1/2007                                                                        675,000                       679,181
8.88%, 3/15/2010                                                                       1,610,000                     1,686,702
TEPPCO Partners LP
7.63%, 2/15/2012                                                                       2,875,000                     3,072,662
Texas Eastern Transmission LP
5.25%, 7/15/2007                                                                         335,000                       334,171
Williams Cos Inc
5.94%, 2/16/2007                                                                         400,000                       400,000
                                                                                                           --------------------
                                                                                                                    35,372,720
                                                                                                           --------------------
Poultry (0.08%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                                       1,000,000                     1,045,000
7.63%, 5/ 1/2015                                                                         625,000                       618,750
                                                                                                           --------------------
                                                                                                                     1,663,750
                                                                                                           --------------------
Printing - Commercial (0.05%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                                         500,000                       505,625
Sheridan Group Inc/The
10.25%, 8/15/2011                                                                        650,000                       678,438
                                                                                                           --------------------
                                                                                                                     1,184,063
                                                                                                           --------------------

Private Corrections (0.01%)
Corrections Corp of America
6.75%, 1/31/2014                                                                         300,000                       300,750
                                                                                                           --------------------

Property & Casualty Insurance (0.18%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                                       1,525,000                     1,659,298
Markel Corp
6.80%, 2/15/2013                                                                       1,000,000                     1,032,100
7.35%, 8/15/2034                                                                         135,000                       143,743
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                                                       1,125,000                     1,125,693
                                                                                                           --------------------
                                                                                                                     3,960,834
                                                                                                           --------------------
Publishing - Newspapers (0.02%)
Block Communications Inc
8.25%, 12/15/2015 (d)                                                                    350,000                       353,500
                                                                                                           --------------------

Publishing - Periodicals (0.23%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                                     4,000,000                     4,400,000
Dex Media Inc
0.00%, 11/15/2013 (a)(b)                                                                 750,000                       680,625
                                                                                                           --------------------
                                                                                                                     5,080,625
                                                                                                           --------------------
Quarrying (0.02%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(e)                                                                  450,000                       432,563
                                                                                                           --------------------

Real Estate Magagement & Services (0.14%)
American Real Estate Partners LP
7.13%, 2/15/2013 (d)                                                                     125,000                       123,750
EOP Operating LP
5.88%, 1/15/2013                                                                       1,085,000                     1,119,181
4.75%, 3/15/2014                                                                       1,855,000                     1,829,115
                                                                                                           --------------------
                                                                                                                     3,072,046
                                                                                                           --------------------
Real Estate Operator & Developer (0.03%)
Duke Realty LP
5.63%, 8/15/2011                                                                         740,000                       742,418
                                                                                                           --------------------

Recreational Centers (0.05%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                                      1,000,000                     1,042,500
                                                                                                           --------------------

Regional Banks (1.39%)
Capital One Financial Corp
5.67%, 9/10/2009 (f)                                                                   3,500,000                     3,516,160
5.70%, 9/15/2011                                                                       1,570,000                     1,584,865
4.80%, 2/21/2012                                                                         935,000                       905,375
5.50%, 6/ 1/2015                                                                         200,000                       198,101
6.15%, 9/ 1/2016                                                                       2,680,000                     2,747,678
Fifth Third Bancorp
3.38%, 8/15/2008                                                                         350,000                       339,995
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                                      1,000,000                     1,041,757
Keycorp
5.42%, 5/26/2009 (e)(f)                                                                3,000,000                     2,999,787
PNC Funding Corp
0.00%, 1/31/2012 (a)(f)                                                                4,625,000                     4,622,974
5.25%, 11/15/2015                                                                        775,000                       756,322
Regional Banks
SunTrust Preferred Capital I
5.85%, 12/31/2049                                                                      1,350,000                     1,362,135
Wachovia Corp
5.63%, 12/15/2008 (b)                                                                    865,000                       869,951
6.38%, 2/ 1/2009                                                                         365,000                       372,110
Wells Fargo & Co
5.13%, 2/15/2007                                                                         610,000                       609,943
5.42%, 9/28/2007 (b)(e)                                                                1,160,000                     1,160,864
3.12%, 8/15/2008                                                                         465,000                       449,354
4.00%, 9/10/2012 (e)                                                                   2,500,000                     2,473,240
Wells Fargo Capital X
5.95%, 12/15/2036                                                                      4,060,000                     3,990,058
                                                                                                           --------------------
                                                                                                                    30,000,669
                                                                                                           --------------------
Reinsurance (0.42%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                                       2,680,000                     2,717,783
PartnerRe Finance II
6.44%, 12/ 1/2066 (e)                                                                  1,320,000                     1,313,783
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                                       2,200,000                     2,300,965
Transatlantic Holdings Inc
5.75%, 12/14/2015                                                                      2,695,000                     2,663,538
                                                                                                           --------------------
                                                                                                                     8,996,069
                                                                                                           --------------------
REITS - Apartments (0.10%)
AvalonBay Communities Inc
5.50%, 1/15/2012                                                                       1,785,000                     1,785,885
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                                                         395,000                       404,679
                                                                                                           --------------------
                                                                                                                     2,190,564
                                                                                                           --------------------
REITS - Diversified (0.47%)
iStar Financial Inc
6.61%, 3/12/2007 (e)                                                                   2,050,000                     2,052,345
5.70%, 9/15/2009 (d)(e)                                                                2,425,000                     2,427,001
5.65%, 9/15/2011                                                                       2,000,000                     1,991,968
5.15%, 3/ 1/2012                                                                       1,230,000                     1,190,219
5.95%, 10/15/2013 (d)                                                                  2,460,000                     2,456,406
                                                                                                           --------------------
                                                                                                                    10,117,939
                                                                                                           --------------------
REITS - Healthcare (0.33%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (e)(f)                                                                2,000,000                     1,998,428
5.65%, 12/15/2013                                                                      2,700,000                     2,646,815
6.00%, 1/30/2017                                                                       1,750,000                     1,730,545
National Health Investors Inc
7.30%, 7/16/2007                                                                         250,000                       249,645
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                         585,000                       595,906
                                                                                                           --------------------
                                                                                                                     7,221,339
                                                                                                           --------------------
REITS - Hotels (0.11%)
Hospitality Properties Trust
5.13%, 2/15/2015                                                                         825,000                       778,897
6.30%, 6/15/2016                                                                       1,600,000                     1,625,151
                                                                                                           --------------------
                                                                                                                     2,404,048
                                                                                                           --------------------
REITS - Mortgage (0.01%)
Thornburg Mortgage Inc
8.00%, 5/15/2013                                                                         325,000                       323,375
                                                                                                           --------------------


REITS - Office Property (0.27%)
Brandywine Operating Partnership LP/PA
5.63%, 12/15/2010                                                                      2,100,000                     2,103,801
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                                                       1,000,000                     1,005,000
HRPT Properties Trust
5.96%, 3/16/2011 (e)                                                                   2,820,000                     2,821,368
                                                                                                           --------------------
                                                                                                                     5,930,169
                                                                                                           --------------------
REITS - Regional Malls (0.36%)
Simon Property Group LP
6.38%, 11/15/2007                                                                      3,750,000                     3,773,839
4.60%, 6/15/2010 (b)                                                                     375,000                       365,527
5.60%, 9/ 1/2011 (b)                                                                   2,075,000                     2,085,684
5.75%, 5/ 1/2012                                                                       1,500,000                     1,515,702
                                                                                                           --------------------
                                                                                                                     7,740,752
                                                                                                           --------------------
REITS - Shopping Centers (0.15%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                                                      2,340,000                     2,305,415
Federal Realty Investment Trust
6.20%, 1/15/2017                                                                         930,000                       951,545
                                                                                                           --------------------
                                                                                                                     3,256,960

                                                                                                           --------------------
REITS - Warehouse & Industrial (0.22%)
Prologis
5.62%, 8/24/2009 (e)                                                                   4,800,000                     4,808,237
                                                                                                           --------------------

Rental - Auto & Equipment (0.35%)
Avis Budget Car Rental LLC/Avis Budget Finance Inc
7.63%, 5/15/2014 (b)(d)                                                                  800,000                       794,000
7.87%, 5/15/2014 (d)                                                                     400,000                       397,000
Erac USA Finance Co
5.61%, 4/30/2009 (d)(f)                                                                3,200,000                     3,206,714
5.62%, 8/28/2009 (d)(e)                                                                1,900,000                     1,903,640
United Rentals North America Inc
6.50%, 2/15/2012                                                                         600,000                       591,000
7.00%, 2/15/2014                                                                         750,000                       736,875
                                                                                                           --------------------
                                                                                                                     7,629,229
                                                                                                           --------------------
Retail - Automobile (0.15%)
Asbury Automotive Group Inc
9.00%, 6/15/2012                                                                         750,000                       784,687
Group 1 Automotive Inc
8.25%, 8/15/2013                                                                         500,000                       515,000
United Auto Group Inc
9.63%, 3/15/2012                                                                         750,000                       787,500
7.75%, 12/15/2016 (d)                                                                  1,150,000                     1,155,750
                                                                                                           --------------------
                                                                                                                     3,242,937
                                                                                                           --------------------
Retail - Building Products (0.29%)
Home Depot Inc
5.49%, 12/16/2009 (f)                                                                  2,100,000                     2,102,386
5.25%, 12/16/2013                                                                      2,525,000                     2,498,025
5.88%, 12/16/2036                                                                      1,680,000                     1,637,209
                                                                                                           --------------------
                                                                                                                     6,237,620
                                                                                                           --------------------
Retail - Discount (0.02%)
Target Corp
5.38%, 6/15/2009                                                                          80,000                        80,213
5.88%, 3/ 1/2012                                                                         280,000                       286,193
                                                                                                           --------------------
                                                                                                                       366,406
                                                                                                           --------------------

Retail - Drug Store (0.07%)
Rite Aid Corp
8.13%, 5/ 1/2010                                                                       1,450,000                     1,482,625
                                                                                                           --------------------

Retail - Propane Distribution (0.09%)
Amerigas Partners LP
7.25%, 5/20/2015                                                                         550,000                       544,500
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014 (b)                                                                    500,000                       483,750
8.25%, 3/ 1/2016                                                                         500,000                       516,250
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013 (b)                                                                    400,000                       389,000
                                                                                                           --------------------
                                                                                                                     1,933,500
                                                                                                           --------------------
Retail - Regional Department Store (0.12%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                                        700,000                       704,227
8.13%, 4/ 1/2027                                                                       1,918,000                     1,968,133
                                                                                                           --------------------
                                                                                                                     2,672,360
                                                                                                           --------------------
Retail - Restaurants (0.01%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                                        225,000                       221,625
                                                                                                           --------------------

Rubber - Tires (0.06%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (d)                                                                    525,000                       528,938
8.63%, 12/ 1/2011 (d)                                                                    750,000                       789,375
                                                                                                           --------------------
                                                                                                                     1,318,313
                                                                                                           --------------------
Satellite Telecommunications (0.20%)
Intelsat Corp
6.38%, 1/15/2008                                                                       3,750,000                     3,745,312
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (e)                                                                     600,000                       621,000
                                                                                                           --------------------
                                                                                                                     4,366,312
                                                                                                           --------------------
Savings & Loans - Thrifts (0.17%)
Washington Mutual Inc
5.66%, 1/15/2010 (e)                                                                   3,750,000                     3,766,627
                                                                                                           --------------------

Schools (0.05%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (d)                                                                   1,155,000                     1,123,237
                                                                                                           --------------------

Sovereign (0.38%)
Chile Government International Bond
5.76%, 1/28/2008 (e)                                                                   1,000,000                     1,002,500
Colombia Government International Bond
8.25%, 12/22/2014                                                                        750,000                       845,625
Mexico Government International Bond
6.06%, 1/13/2009 (e)                                                                   1,135,000                     1,145,782
8.38%, 1/14/2011                                                                       1,750,000                     1,922,375
South Africa Government International Bond
6.50%, 6/ 2/2014                                                                         765,000                       799,425
United Mexican States
6.75%, 9/27/2034                                                                       2,318,000                     2,457,080
                                                                                                           --------------------
                                                                                                                     8,172,787
                                                                                                           --------------------
Special Purpose Banks (0.04%)
Korea Development Bank
4.25%, 11/13/2007                                                                         25,000                        24,748

Special Purpose Banks
Korea Development Bank (continued)
5.76%, 10/20/2009 (e)                                                                    760,000                       764,948
                                                                                                           --------------------
                                                                                                                       789,696
                                                                                                           --------------------
Special Purpose Entity (1.30%)
AGFC Capital Trust I
6.00%, 1/15/2067 (d)(e)                                                                  835,000                       830,401
BAE Systems Holdings Inc
6.40%, 12/15/2011 (d)                                                                  3,090,000                     3,200,304
5.20%, 8/15/2015 (b)(d)                                                                3,000,000                     2,905,635
Capital One Capital IV
6.75%, 2/17/2037 (c)                                                                   1,430,000                     1,439,152
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
0.00%, 10/ 1/2014 (a)(e)                                                               1,000,000                       870,000
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
9.75%, 11/15/2014 (d)                                                                    250,000                       261,250
Idearc Inc
8.00%, 11/15/2016 (d)                                                                  1,550,000                     1,575,188
John Hancock Global Funding II
5.53%, 4/ 3/2009 (d)(e)                                                                2,550,000                     2,556,650
JPMorgan Chase Capital XXII
6.45%, 2/ 2/2037 (c)                                                                     750,000                       757,474
MBIA Global Funding LLC
5.32%, 2/20/2007 (d)(e)                                                                3,000,000                     3,000,021
Regency Energy Partners
8.38%, 12/15/2013 (d)                                                                  2,300,000                     2,305,750
SMFG Preferred Capital USD 1 Ltd
6.08%, 12/29/2049 (d)                                                                  2,740,000                     2,695,393
Swiss Re Capital I LP
6.85%, 5/29/2049 (b)(d)(e)                                                             1,700,000                     1,779,619
Tyco International Group S.A. Participation Certification Trust
4.44%, 6/15/2007 (d)                                                                   2,500,000                     2,489,937
Universal City Development Partners
11.75%, 4/ 1/2010 (b)                                                                    500,000                       533,125
USB Realty Corp
6.09%, 1/15/2012 (b)(d)                                                                  985,000                       988,173
                                                                                                           --------------------
                                                                                                                    28,188,072
                                                                                                           --------------------
Specified Purpose Acquisition (0.02%)
Basell AF SCA
8.38%, 8/15/2015 (b)(d)                                                                  354,000                       365,505
                                                                                                           --------------------

Steel - Producers (0.01%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                                         100,000                       111,547
                                                                                                           --------------------

Telecommunication Services (0.39%)
Mastec Inc
7.75%, 2/ 1/2008                                                                       2,275,000                     2,277,844
7.63%, 2/ 1/2017 (d)                                                                     900,000                       904,500
TELUS Corp
7.50%, 6/ 1/2007                                                                       1,860,000                     1,870,152
Verizon Global Funding Corp
7.75%, 12/ 1/2030                                                                      2,000,000                     2,326,170
West Corp
9.50%, 10/15/2014 (d)                                                                  1,050,000                     1,063,125
                                                                                                           --------------------
                                                                                                                     8,441,791
                                                                                                           --------------------

Telephone - Integrated (1.12%)
AT&T Corp
7.30%, 11/15/2011 (e)                                                                  1,850,000                     1,999,469
British Telecommunications PLC
8.63%, 12/15/2010                                                                      1,020,000                     1,136,236
Deutsche Telekom International Finance BV
5.55%, 3/23/2009 (e)                                                                   3,175,000                     3,180,302
France Telecom SA
7.75%, 3/ 1/2011 (e)                                                                   3,390,000                     3,679,092
KT Corp
4.88%, 7/15/2015 (d)                                                                     700,000                       664,211
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                                         350,000                       348,250
Sprint Nextel Corp
6.00%, 12/ 1/2016                                                                      3,690,000                     3,587,374
Telecom Italia Capital SA
5.85%, 2/ 1/2011 (e)                                                                     845,000                       842,904
5.97%, 7/18/2011 (e)                                                                   2,175,000                     2,177,247
Telefonica Emisiones SAU
5.66%, 6/19/2009 (e)                                                                   2,200,000                     2,203,078
5.98%, 6/20/2011                                                                       1,415,000                     1,437,472
7.05%, 6/20/2036                                                                         800,000                       860,615
Telefonica Europe BV
7.75%, 9/15/2010                                                                         760,000                       814,788
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                                        765,000                       750,437
Verizon Communications Inc
5.35%, 2/15/2011 (b)                                                                     600,000                       598,744
                                                                                                           --------------------
                                                                                                                    24,280,219
                                                                                                           --------------------
Television (0.05%)
Allbritton Communications Co
7.75%, 12/15/2012                                                                        750,000                       763,125
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                         380,000                       389,770
                                                                                                           --------------------
                                                                                                                     1,152,895
                                                                                                           --------------------
Textile - Home Furnishings (0.02%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                                         455,000                       455,722
                                                                                                           --------------------

Theaters (0.06%)
AMC Entertainment Inc
9.62%, 8/15/2010 (e)                                                                     811,000                       837,357
8.63%, 8/15/2012                                                                         500,000                       525,625
                                                                                                           --------------------
                                                                                                                     1,362,982
                                                                                                           --------------------
Tobacco (0.11%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                                       2,275,000                     2,368,339
                                                                                                           --------------------

Tools - Hand Held (0.19%)
Snap-On Inc
5.49%, 1/12/2010 (f)                                                                   3,200,000                     3,199,568
5.25%, 1/15/2017                                                                       1,000,000                       987,910
                                                                                                           --------------------
                                                                                                                     4,187,478
                                                                                                           --------------------
Transport - Rail (0.18%)
Burlington Northern Santa Fe Corp
6.20%, 8/15/2036                                                                       2,250,000                     2,265,181
CSX Corp
4.88%, 11/ 1/2009                                                                      1,425,000                     1,405,014
Transport - Rail
Union Pacific Corp
4.70%, 1/ 2/2024                                                                         184,324                       174,219
6.63%, 2/ 1/2029                                                                          45,000                        48,067
                                                                                                           --------------------
                                                                                                                     3,892,481

                                                                                                           --------------------
Transport - Services (0.01%)
FedEx Corp
3.50%, 4/ 1/2009                                                                         260,000                       249,721
                                                                                                           --------------------

Travel Services (0.02%)
Travelport Ltd
9.99%, 9/ 1/2014 (d)                                                                     450,000                       459,562
                                                                                                           --------------------

Venture Capital (0.03%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                                         750,000                       740,625
                                                                                                           --------------------

Vitamins & Nutrition Products (0.02%)
NBTY Inc
7.13%, 10/ 1/2015                                                                        350,000                       349,125
                                                                                                           --------------------

Wire & Cable Products (0.02%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                                         450,000                       460,125
                                                                                                           --------------------
TOTAL BONDS                                                                                             $        1,849,677,540
                                                                                                           --------------------
CONVERTIBLE BONDS (0.10%)
Retail - Auto Parts (0.10%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                                       2,100,000                     2,084,250
                                                                                                           --------------------
TOTAL CONVERTIBLE BONDS                                                                                 $            2,084,250
                                                                                                           --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (51.16%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.35%)
4.50%, 2/ 1/2022 (j)                                                                   4,110,000                     3,941,745
5.00%, 2/ 1/2022 (j)                                                                   8,790,000                     8,592,225
5.50%, 2/ 1/2022 (j)                                                                   3,030,000                     3,016,744
5.00%, 2/ 1/2037 (j)                                                                  42,425,000                    40,741,237
5.50%, 2/ 1/2037 (j)                                                                 134,040,000                   131,903,671
6.00%, 2/ 1/2037 (j)                                                                  49,975,000                    50,162,406
6.50%, 2/ 1/2037 (j)                                                                  15,605,000                    15,863,450
5.50%, 4/ 1/2009                                                                          28,255                        28,410
5.50%, 8/ 1/2009                                                                          84,293                        84,756
4.50%, 12/ 1/2009                                                                        790,051                       775,260
4.50%, 4/ 1/2011                                                                       2,988,654                     2,914,782
7.00%, 8/ 1/2016                                                                          16,682                        17,109
6.50%, 6/ 1/2017                                                                         683,411                       698,560
6.00%, 7/ 1/2017                                                                         263,283                       266,574
5.50%, 3/ 1/2018                                                                         518,950                       517,220
5.50%, 4/ 1/2018                                                                       4,316,014                     4,302,938
5.00%, 5/ 1/2018                                                                       3,956,307                     3,877,063
5.00%, 10/ 1/2018                                                                      2,347,154                     2,300,141
5.50%, 12/ 1/2018                                                                         10,287                        10,294
5.00%, 1/ 1/2019                                                                       3,819,694                     3,742,400
6.00%, 3/ 1/2022                                                                         644,517                       651,529
6.00%, 7/ 1/2023                                                                       2,055,603                     2,076,346
5.50%, 6/ 1/2024                                                                       3,294,295                     3,264,579
5.00%, 2/ 1/2026                                                                      12,499,603                    12,114,026
6.00%, 6/ 1/2028                                                                          41,560                        41,941
6.00%, 1/ 1/2029                                                                          15,388                        15,529
Federal Home Loan Mortgage Corporation (FHLMC)
6.50%, 3/ 1/2029                                                                          80,378                        82,424
6.50%, 5/ 1/2029                                                                         103,602                       106,183
7.00%, 12/ 1/2029                                                                         56,082                        57,902
7.00%, 6/ 1/2030                                                                          34,891                        36,028
7.50%, 9/ 1/2030                                                                          27,576                        28,715
8.00%, 9/ 1/2030                                                                         131,008                       137,631
8.00%, 11/ 1/2030                                                                          1,069                         1,123
7.00%, 12/ 1/2030                                                                         53,796                        55,549
7.50%, 12/ 1/2030                                                                          3,359                         3,498
7.50%, 1/ 1/2031                                                                          69,984                        72,874
6.00%, 3/ 1/2031                                                                         105,309                       106,124
7.50%, 3/ 1/2031                                                                          23,667                        24,645
6.00%, 4/ 1/2031                                                                          22,280                        22,452
6.50%, 4/ 1/2031                                                                          58,203                        59,559
6.50%, 6/ 1/2031                                                                           4,074                         4,169
7.00%, 6/ 1/2031                                                                           1,845                         1,903
6.50%, 9/ 1/2031                                                                          63,228                        64,701
7.00%, 9/ 1/2031                                                                          14,989                        15,477
6.00%, 12/ 1/2031                                                                        604,455                       609,128
6.00%, 2/ 1/2032                                                                          12,904                        13,004
6.50%, 2/ 1/2032                                                                          84,769                        86,715
7.50%, 2/ 1/2032                                                                          34,996                        36,419
7.00%, 4/ 1/2032                                                                         177,421                       183,204
6.50%, 5/ 1/2032                                                                         133,599                       136,630
6.00%, 12/ 1/2032                                                                        574,842                       578,976
6.00%, 2/ 1/2033                                                                         528,964                       532,341
5.50%, 4/ 1/2033                                                                       1,047,737                     1,033,749
5.50%, 5/ 1/2033                                                                       1,163,818                     1,148,280
5.50%, 10/ 1/2033                                                                      1,081,240                     1,066,804
5.50%, 12/ 1/2033                                                                      4,428,419                     4,369,297
6.00%, 12/ 1/2033                                                                      1,039,327                     1,045,963
5.50%, 9/ 1/2034                                                                       3,459,623                     3,411,501
6.50%, 10/ 1/2035                                                                        550,125                       559,384
6.00%, 8/ 1/2036                                                                       2,057,131                     2,065,293
6.50%, 11/ 1/2036                                                                      5,000,521                     5,083,823
5.07%, 7/ 1/2034 (e)                                                                     385,756                       378,593
5.59%, 6/ 1/2035 (e)                                                                   5,235,388                     5,302,971
4.69%, 8/ 1/2035 (e)                                                                   1,899,885                     1,860,141
5.02%, 9/ 1/2035                                                                       5,252,829                     5,237,801
5.24%, 11/ 1/2035                                                                        987,878                       981,833
5.57%, 2/ 1/2037 (i)                                                                   4,000,000                     3,970,118
                                                                                                           --------------------
                                                                                                                   332,493,860

                                                                                                           --------------------
Federal National Mortgage Association (FNMA) (13.76%)
5.00%, 2/ 1/2022 (j)                                                                  22,760,000                    22,262,125
5.50%, 2/ 1/2022 (j)                                                                  12,880,000                    12,823,650
5.00%, 2/ 1/2037 (j)                                                                  75,130,000                    72,077,844
5.50%, 2/ 1/2037 (j)                                                                  39,025,000                    38,378,668
6.00%, 2/ 1/2037 (j)                                                                  52,995,000                    53,177,197
5.00%, 3/ 1/2037 (j)                                                                  20,000,000                    19,187,500
6.00%, 5/ 1/2009                                                                          88,163                        88,169
6.00%, 7/ 1/2009                                                                         231,551                       231,657
5.00%, 3/ 1/2010                                                                         606,277                       604,025
6.50%, 4/ 1/2010                                                                          21,275                        21,478
6.50%, 1/ 1/2011                                                                          37,266                        37,430
6.50%, 2/ 1/2011                                                                         133,582                       135,281
6.50%, 3/ 1/2011                                                                         175,933                       178,000
6.50%, 7/ 1/2016                                                                          16,486                        16,868
6.50%, 2/ 1/2017                                                                          91,063                        93,176

Federal National Mortgage Association (FNMA)
6.50%, 3/ 1/2017                                                                          35,181                        35,976
6.50%, 4/ 1/2017                                                                          24,400                        24,951
6.50%, 8/ 1/2017                                                                         674,363                       689,593
5.00%, 9/ 1/2017                                                                       1,097,378                     1,076,015
5.50%, 9/ 1/2017                                                                         207,645                       207,197
5.50%, 10/ 1/2017                                                                        462,004                       461,008
5.00%, 3/ 1/2018                                                                       1,606,563                     1,574,907
6.00%, 10/ 1/2021                                                                     11,495,766                    11,625,021
6.50%, 5/ 1/2022                                                                          51,223                        52,492
5.50%, 2/ 1/2023                                                                         811,226                       803,911
6.00%, 2/ 1/2023                                                                         249,269                       251,911
5.50%, 6/ 1/2023                                                                       3,218,257                     3,189,235
5.50%, 7/ 1/2023                                                                          49,746                        49,297
7.00%, 8/ 1/2029                                                                          12,673                        13,074
7.00%, 9/ 1/2031                                                                          31,844                        32,788
6.50%, 12/ 1/2031                                                                         39,916                        40,845
6.50%, 2/ 1/2032                                                                         106,714                       109,149
7.00%, 2/ 1/2032                                                                          83,768                        86,168
7.00%, 3/ 1/2032                                                                         233,184                       240,100
6.50%, 4/ 1/2032                                                                          32,024                        32,749
6.00%, 5/ 1/2032                                                                          87,212                        87,815
6.50%, 6/ 1/2032                                                                          17,699                        18,100
6.50%, 8/ 1/2032                                                                         160,637                       164,276
7.50%, 8/ 1/2032                                                                         115,489                       119,927
4.62%, 12/ 1/2032 (e)                                                                  1,916,446                     1,921,992
5.50%, 7/ 1/2033                                                                       1,725,418                     1,701,405
5.50%, 9/ 1/2033                                                                       2,416,787                     2,383,152
4.23%, 6/ 1/2034 (e)                                                                   1,011,640                       997,101
4.36%, 7/ 1/2034 (e)                                                                     603,167                       595,203
4.31%, 12/ 1/2034 (e)                                                                  1,646,972                     1,624,073
4.60%, 3/ 1/2035 (e)                                                                   1,735,449                     1,715,432
5.09%, 8/ 1/2035                                                                       2,105,667                     2,098,220
5.72%, 2/ 1/2036 (e)                                                                   1,207,697                     1,208,931
6.85%, 3/ 1/2036 (e)(f)                                                               11,078,060                    11,303,691
5.00%, 4/ 1/2036                                                                       2,983,964                     2,864,902
6.00%, 5/ 1/2036                                                                       1,418,708                     1,423,920
5.79%, 6/ 1/2036 (e)(i)                                                                  598,382                       600,103
6.00%, 7/ 1/2036                                                                       3,293,736                     3,305,835
6.50%, 8/ 1/2036                                                                       4,956,267                     5,038,836
6.50%, 10/ 1/2036                                                                      8,964,589                     9,113,935
6.50%, 11/ 1/2036                                                                      9,612,876                     9,773,022
                                                                                                           --------------------
                                                                                                                   297,969,326
                                                                                                           --------------------
Government National Mortgage Association (GNMA) (2.59%)
5.50%, 2/ 1/2037 (j)                                                                  20,425,000                    20,214,377
7.00%, 4/15/2031                                                                           1,931                         1,996
7.00%, 6/15/2031                                                                          82,981                        85,840
7.00%, 7/15/2031                                                                          14,499                        14,988
6.00%, 8/15/2031                                                                         130,027                       131,496
6.00%, 1/15/2032                                                                          32,604                        32,967
6.00%, 2/15/2032                                                                         488,940                       494,387
7.00%, 6/15/2032                                                                         447,618                       462,673
6.50%, 10/15/2032                                                                        158,272                       162,462
6.50%, 12/15/2032                                                                      1,293,093                     1,327,326
6.00%, 2/15/2033                                                                         205,838                       208,048
5.00%, 11/ 1/2033                                                                     16,479,970                    15,931,309
6.00%, 12/15/2033                                                                        312,380                       315,734
5.00%, 6/15/2034                                                                         386,260                       373,263
6.50%, 3/20/2028                                                                          55,801                        57,211

Government National Mortgage Association (GNMA)
6.00%, 7/20/2028                                                                         286,457                       289,200
6.00%, 11/20/2028                                                                        270,164                       272,751
6.00%, 1/20/2029                                                                         287,049                       289,776
6.50%, 5/20/2029                                                                          43,337                        44,420
6.00%, 7/20/2029                                                                          71,877                        72,560
7.50%, 10/20/2030                                                                          2,761                         2,870
8.00%, 1/20/2031                                                                          27,204                        28,704
6.50%, 2/20/2032                                                                          25,324                        25,931
6.00%, 11/20/2033                                                                      3,553,092                     3,582,358
5.50%, 5/20/2035                                                                       1,026,061                     1,014,091
6.00%, 12/20/2036                                                                     10,454,750                    10,529,115
                                                                                                           --------------------
                                                                                                                    55,965,853
                                                                                                           --------------------
U.S. Treasury (18.46%)
4.25%, 11/30/2007 (b)                                                                 50,000,000                    49,662,100
4.50%, 2/15/2009 (b)                                                                  15,000,000                    14,876,370
3.63%, 7/15/2009 (b)                                                                  32,250,000                    31,316,524
4.88%, 8/15/2009 (b)                                                                  59,650,200                    59,636,242
3.50%, 2/15/2010 (b)                                                                  22,500,000                    21,653,617
5.00%, 2/15/2011 (b)                                                                  27,250,000                    27,453,312
4.88%, 2/15/2012 (b)                                                                  17,550,000                    17,614,444
4.38%, 8/15/2012 (b)                                                                  19,750,000                    19,358,081
3.88%, 2/15/2013 (b)                                                                   8,400,000                     7,994,440
4.25%, 8/15/2013 (b)                                                                  11,100,000                    10,755,722
4.00%, 2/15/2014 (b)                                                                   6,300,000                     5,991,155
4.75%, 5/15/2014 (b)                                                                  15,000,000                    14,932,035
4.25%, 11/15/2014 (b)                                                                 18,675,000                    17,988,544
7.50%, 11/15/2016 (b)                                                                 17,510,000                    21,076,297
8.13%, 8/15/2019 (b)                                                                   9,350,000                    12,095,104
6.25%, 8/15/2023 (b)                                                                  15,000,000                    17,044,920
6.00%, 2/15/2026 (b)                                                                  13,400,000                    14,990,205
6.75%, 8/15/2026 (b)                                                                   3,000,000                     3,639,609
6.13%, 8/15/2029                                                                          25,000                        28,793
6.25%, 5/15/2030 (b)                                                                  27,055,000                    31,745,228
                                                                                                           --------------------
                                                                                                                   399,852,742
                                                                                                           --------------------
U.S. Treasury Inflation-Indexed Obligations (1.00%)
3.88%, 1/15/2009 (b)                                                                   1,842,990                     1,892,952
4.25%, 1/15/2010 (b)                                                                   2,515,086                     2,646,834
3.50%, 1/15/2011 (b)                                                                   6,743,894                     7,023,394
2.00%, 1/15/2014 (b)                                                                  10,332,677                    10,056,195
                                                                                                           --------------------
                                                                                                                    21,619,375
                                                                                                           --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                   $        1,107,901,156
                                                                                                           --------------------
SHORT TERM INVESTMENTS (3.22%)
Certificate of Deposit (0.23%)
Washington Mutual Bank
5.44%, 2/28/2007 (f)                                                                   5,000,000                     5,000,420
                                                                                                           --------------------

Commercial Paper (2.99%)
Burlington Northern Santa Fe
5.33%, 2/ 1/2007 (f)                                                                     600,000                       600,000
Investment in Joint Trading Account; General Electric Capital
5.26%, 2/ 1/2007                                                                      64,184,483                    64,184,483
                                                                                                           --------------------
                                                                                                                    64,784,483
                                                                                                           --------------------
TOTAL SHORT TERM INVESTMENTS                                                                            $           69,784,903
                                                                                                           --------------------

MONEY MARKET FUNDS (3.73%)
Money Center Banks (3.73%)
BNY Institutional Cash Reserve Fund (f)                                               80,742,000                    80,742,000
                                                                                                           --------------------
TOTAL MONEY MARKET FUNDS                                                                                $           80,742,000
                                                                                                           --------------------
Total Investments                                                                                       $        3,110,190,547
Liabilities in Excess of Other Assets, Net - (43.62)%                                                            (944,553,399)
                                                                                                           --------------------
TOTAL NET ASSETS - 100.00%                                                                              $        2,165,637,148
                                                                                                           ====================
                                                                                                           --------------------
                                                                                                           ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security purchased on a when-issued basis.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $173,838,923 or 8.03% of net assets.

(e)  Variable Rate

(f)  Security was purchased with the cash proceeds from securities loans.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,590,450 or 0.12% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $1,647,980 or 0.05% of net assets.

(i) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $33,036,943 or 1.53% of net assets.


(j) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                9,945,163
Unrealized Depreciation                             (22,105,135)
                                             --------------------
Net Unrealized Appreciation (Depreciation)          (12,159,972)
Cost for federal income tax purposes               3,122,350,519


                   SCHEDULE OF CREDIT DEFAULT SWAP AGREEMENTS
                                                                                         Unrealized
                                                                     Notional           Appreciation/
Description                                                           Amount           (Depreciation)
------------------------------------------------------------------- ------------------------------------

Sell protection for CDX NA HY 7 Index and receive
quarterly 3.25% from Deutsche Bank. Expires December 2011 (i)    $        15,000,000  $        (513,558)

Sell protection for CDX NA HY 7 Index and receive
quarterly 3.25% from Lehman Brothers. Expires December 2011 (i)           30,000,000         (1,027,100)


Sell protection for CDX NA HY 7 Index and receive
quarterly 3.25% from Lehman Brothers. Expires September 2011 (i)          20,000,000           (684,938)



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                      Unrealized
                                                                                  Notional           Appreciation/
Description                                                                        Amount           (Depreciation)
--------------------------------------------------------------------- ---------- -------------------------------------
Receive a monthly return equal to a 4.50% 15 year
Fannie Mae Obligation and pay monthly a floating rate based on
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.          $        40,434,716  $        (387,594)


Receive a monthly return equal to the Lehman
ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.            20,000,000           (154,836)


Receive a monthly return equal to the Lehman ERISA Eligible
CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 5 basis points with Wachovia Bank.  Expires May 2007.               55,000,000           (428,166)



                  SCHEDULE OF INTEREST RATE SWAPTION AGREEMENTS

                                                        Pay/Receive
                                         Floating       Floating
Description              Counterparty    Rate Index     Rate
Call - OTC 3-Year        Deutsche Bank   3-month LIBOR  Receive
Interest Rate Swap
Call - OTC 3-Year        Merrill Lynch   3-month LIBOR  Receive
Interest Rate Swap



                    Exercise                               Notional
Description           Rate    Expiration Date  Amount      Premium     Value
Call - OTC 3-Year    4.97%     September-07
Interest Rate Swap                           59,900,000.00 142,263.00 120,312.00
Call - OTC 3-Year    4.90%     September-07
Interest Rate Swap                           59,900,000.00 139,268.00 98,336.00


                               SCHEDULE OF FUTURES CONTRACTS
                                                        Current    Unrealized
                               Number of     Original    Market    Appreciation/
Type                           Contracts       Value      Value   (Depreciation)
--------------------------------------------------------------------------------
Buy:
U.S. 10 Year Note; March 2007     251      $27,327,625 $26,794,250  $(533,375)

                                            Current   Unrealized
                                 Number of  Original     Market   Appreciation/
Type                             Contracts    Value       Value  (Depreciation)
-------------------------------------------------------------------------------
Sell:
Call Option; U.S. 10 Year Note;
Strike Price 110;
February 2007                       761         $33,773  $11,890     $21,883
Put Option; U.S. 10 Year Note;
Strike Price 106;
February 2007                       380          40,613   53,438    (12,825)

Portfolio Summary (unaudited)
----------------------------------------------------------
Sector                                            Percent
----------------------------------------------------------
Mortgage Securities                                55.09%
Financial                                          22.80%
Government                                         21.19%
Asset Backed Securities                            17.71%
Communications                                      5.33%
Energy                                              5.17%
Consumer, Non-cyclical                              4.63%
Utilities                                           3.43%
Industrial                                          2.92%
Consumer, Cyclical                                  2.85%
Basic Materials                                     1.66%
Technology                                          0.82%
Diversified                                         0.02%
Liabilities in Excess of Other Assets, Net      (-43.62%)
                                             -------------
TOTAL NET ASSETS                                  100.00%
                                             =============

Other Assets Summary (unaudited)
----------------------------------------------
Asset Type                            Percent
----------------------------------------------
Credit Default Swaps                    0.10%
Futures                                 1.24%
Interest Rate Swaptions                 0.01%
Total Return Swaps                      0.04%

Schedule of Investments
January 31, 2007 (unaudited)
California Insured Intermediate Municipal Fund
                                                                                      Principal
                                                                                        Amount                          Value
                                                                                ----------------------- -------- -------------------
TAX-EXEMPT BONDS (97.59%)
California (96.55%)
Abag Finance Authority for Nonprofit Corps
6.25%, 8/15/2030                                                                             1,000,000        $            1,033,920
Alameda Public Financing Authority
5.00%, 9/ 2/2008                                                                             1,000,000                     1,011,810
Anaheim Public Financing Authority/CA  AMBAC
5.25%, 8/ 1/2013                                                                             2,000,000                     2,148,260
Anaheim Public Financing Authority/CA  FSA
5.25%, 10/ 1/2014                                                                            2,000,000                     2,151,980
5.00%, 10/ 1/2015                                                                            2,000,000                     2,113,900
Baldwin Park Public Financing Authority/CA
4.63%, 8/ 1/2016                                                                             1,130,000                     1,149,391
California Educational Facilities Authority  MBIA
5.10%, 3/ 1/2014                                                                             1,000,000                     1,028,190
California Health Facilities Financing Authority/CA  AMBAC
5.88%, 7/ 1/2009                                                                               125,000                       126,034
California Housing Finance Agency  AMBAC
5.00%, 8/ 1/2008                                                                             1,000,000                     1,014,830
5.10%, 2/ 1/2009                                                                             1,000,000                     1,020,880
California Infrastructure & Economic Development Bank  FGIC
5.00%, 8/15/2018                                                                             1,155,000                     1,239,038
California State Department of Water Resources  FGIC
5.25%, 12/ 1/2014                                                                            3,000,000                     3,248,280
California State Department of Water Resources  MBIA
5.25%, 5/ 1/2015                                                                             1,675,000                     1,797,710
California State Department of Water Resources  XLCA
5.38%, 5/ 1/2017                                                                             3,000,000                     3,263,850
California State Public Works Board  AMBAC
5.25%, 6/ 1/2012                                                                             2,000,000                     2,147,700
5.25%, 12/ 1/2014                                                                            2,750,000                     2,945,002
5.25%, 3/ 1/2016                                                                             1,000,000                     1,065,370
California State Public Works Board  MBIA
5.00%, 12/ 1/2018                                                                            3,000,000                     3,200,100
California Statewide Communities Development Authority
5.00%, 5/15/2020                                                                             1,000,000                     1,052,290
California Statewide Communities Development Authority  FSA
5.25%, 10/ 1/2015                                                                            1,845,000                     1,990,109
Chino Valley Unified School District Certificates of Participation  FSA
5.25%, 9/ 1/2013                                                                             1,240,000                     1,324,357
Chula Vista Public Financing Authority/CA  FSA
4.50%, 9/ 2/2013                                                                               145,000                       151,205
City of Hawthorne CA
4.60%, 9/ 1/2021 (a)                                                                         1,000,000                       977,310
City of Oceanside CA  AMBAC
5.25%, 4/ 1/2016                                                                             1,575,000                     1,691,172
City of Riverside CA  MBIA
5.50%, 9/ 1/2013                                                                             1,100,000                     1,180,817
City of Sacramento CA
5.00%, 9/ 2/2020                                                                             1,040,000                     1,055,787
County of Alameda CA  MBIA
5.38%, 6/ 1/2009                                                                               595,000                       605,204
County of Riverside CA  FGIC
5.00%, 11/ 1/2018                                                                            1,015,000                     1,085,543

California
County of Riverside CA  FGIC (continued)
5.00%, 11/ 1/2019                                                                            1,105,000                     1,178,438
County of San Diego CA
5.00%, 9/ 1/2016                                                                             1,000,000                     1,049,420
5.00%, 9/ 1/2020                                                                             1,000,000                     1,041,700
County of San Diego CA  AMBAC
5.00%, 2/ 1/2011                                                                             1,840,000                     1,926,094
Emeryville Public Financing Authority/CA  MBIA
5.25%, 9/ 1/2015                                                                             1,265,000                     1,368,237
5.25%, 9/ 1/2017                                                                             1,400,000                     1,506,918
Golden State Tobacco Securitization Corp/CA  AMBAC
5.00%, 6/ 1/2013                                                                             2,000,000                     2,135,020
Golden West Schools Financing Authority  MBIA
5.65%, 2/ 1/2012                                                                               685,000                       746,054
Gonzales Redevelopment Agency/CA
4.63%, 8/ 1/2011                                                                             1,000,000                     1,005,150
Independent Cities Lease Finance Authority
4.75%, 5/15/2019                                                                             1,415,000                     1,443,144
Inglewood Unified School District  FSA
5.25%, 10/ 1/2017                                                                            1,615,000                     1,746,946
Kings Canyon Joint Unified School District  FGIC
5.38%, 8/ 1/2015                                                                             1,195,000                     1,284,840
Loma Linda CA
5.00%, 12/ 1/2017                                                                            2,000,000                     2,084,260
Long Beach Bond Finance Authority  AMBAC
5.25%, 11/ 1/2013                                                                            1,080,000                     1,163,149
Long Beach Community College District/CA  FGIC
5.00%, 5/ 1/2019                                                                             1,435,000                     1,536,670
Los Angeles Department of Water & Power  FSA
5.00%, 7/ 1/2017                                                                             2,000,000                     2,156,500
Los Angeles Department of Water & Power  MBIA
5.00%, 7/ 1/2017                                                                             1,300,000                     1,384,617
Los Angeles Municipal Improvement Corp  MBIA
5.50%, 6/ 1/2017                                                                             1,045,000                     1,127,147
Los Angeles State Building Authority/CA  MBIA
5.63%, 5/ 1/2011                                                                             1,500,000                     1,578,990
Monterey Peninsula Community College District  FGIC
5.00%, 8/ 1/2020                                                                             3,000,000                     3,209,910
M-S-R Public Power Agency/CA  MBIA
5.00%, 7/ 1/2015                                                                             2,105,000                     2,210,250
Ontario Redevelopment Financing Authority/CA  AMBAC
5.50%, 8/ 1/2016                                                                             1,055,000                     1,138,820
Ontario Redevelopment Financing Authority/CA  MBIA
5.25%, 8/ 1/2016                                                                             1,060,000                     1,131,974
Orange County Public Financing Authority/CA  AMBAC
5.38%, 6/ 1/2016                                                                             1,000,000                     1,084,830
Palm Desert Financing Authority  MBIA
5.00%, 8/ 1/2012                                                                               795,000                       844,791
San Bernardino Redevelopment Agency  RADIAN
5.00%, 9/ 1/2018                                                                             1,565,000                     1,647,820
San Francisco Bay Area Transit Financing Authority  MBIA
5.00%, 7/ 1/2018                                                                             3,000,000                     3,224,700
San Jose Financing Authority  MBIA
5.00%, 9/ 1/2016                                                                             1,200,000                     1,259,496
Santa Maria Redevelopment Agency/CA  AMBAC
5.00%, 6/ 1/2013                                                                               165,000                       176,331
5.25%, 6/ 1/2015                                                                             1,085,000                     1,166,820
Shasta Joint Powers Financing Authority/CA  MBIA
5.25%, 4/ 1/2017                                                                             1,160,000                     1,240,121
California
South Gate Public Financing Authority  XLCA
5.00%, 9/ 1/2016                                                                             1,000,000                     1,065,300
Stanton CA  AMBAC
5.63%, 8/ 1/2029                                                                               890,000                       913,042
State of California  FGIC
7.00%, 10/ 1/2010                                                                            1,000,000                     1,110,300
State of California  FSA
5.50%, 3/ 1/2012 (b)                                                                         1,000,000                     1,067,210
State of California  MBIA
6.25%, 9/ 1/2012                                                                             2,000,000                     2,200,720
Sunnyvale CA  AMABC
5.50%, 10/ 1/2016                                                                            1,000,000                     1,069,570
Sunnyvale CA  AMBAC
5.50%, 10/ 1/2014                                                                            1,000,000                     1,078,160
Sweetwater Union High School District  MBIA
5.00%, 9/ 1/2020                                                                             1,225,000                     1,302,236
Tracy Area Public Facilities Financing Agency/CA  MBIA
5.88%, 10/ 1/2013                                                                              985,000                     1,033,846
                                                                                                                 -------------------
                                                                                                                          99,459,580
                                                                                                                 -------------------
Guam (1.04%)
Territory of Guam  FSA
5.50%, 12/ 1/2011                                                                            1,000,000                     1,074,820
                                                                                                                 -------------------
TOTAL TAX-EXEMPT BONDS                                                                                        $          100,534,400
                                                                                                                 -------------------
Total Investments                                                                                             $          100,534,400
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-0.73%)
Note with interest rate of 3.59% at January 31, 2007
and contractual maturity of collateral is 2036. (c)                                           (750,000)                     (750,000

Total Net Investments                                                                                                     99,784,400
Other Assets in Excess of Liabilities, Net - 3.14%                                                                         3,233,573
                                                                                                                 -------------------
TOTAL NET ASSETS - 100.00%                                                                                    $          103,017,973
                                                                                                                 ===================
                                                                                                                 -------------------
                                                                                                                 ===================

(a) Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,067,210 or 1.04% of net assets.

(c) Floating rate securities. The interest rates shown reflect the rates in effect at January 31, 2007.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $            1,839,963
Unrealized Depreciation                                          (56,543)
                                                      --------------------
Net Unrealized Appreciation (Depreciation)                      1,783,420
Cost for federal income tax purposes                           98,033,383


                          SCHEDULE OF FUTURES CONTRACTS
                                                               Current     Unrealized
                                 Number of     Original        Market     Appreciation/
Type                             Contracts       Value          Value    (Depreciation)
-------------------------------------------------------------------------------------------
Sell:
U.S. 10 Year Note; March 2007        29       $3,129,204    $3,095,750        $33,454

Portfolio Summary (unaudited)
--------------------------------------------------- -------------
Sector                                                   Percent
--------------------------------------------------- -------------
Insured                                                   82.31%
Revenue                                                    8.57%
Prerefunded                                                3.76%
Revenue - Special Tax                                      1.97%
Tax Allocation                                             0.98%
Other Assets in Excess of Liabilities, Net                 2.41%
                                                    -------------
TOTAL NET ASSETS                                         100.00%
                                                    =============

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Futures                                           3.01%


Schedule of Investments
January 31, 2007 (unaudited)
California Municipal Fund
                                                                                 Principal
                                                                                   Amount                          Value
                                                                           ----------------------- -------- --------------------
TAX-EXEMPT BONDS (107.52%)
California (106.60%)
Abag Finance Authority for Nonprofit Corps
5.25%, 10/ 1/2026                                                       $               1,240,000        $            1,300,400
Abag Finance Authority for Nonprofit Corps  ACA
5.70%, 11/ 1/2013                                                                       2,280,000                     2,386,909
Amador Water Agency/CA  MBIA
5.00%, 6/ 1/2032                                                                        1,000,000                     1,052,500
Anaheim Public Financing Authority/CA  MBIA
9.22%, 12/28/2018                                                                       2,000,000                     2,168,120
Baldwin Park Financing Authority/CA  AMBAC
5.00%, 8/ 1/2027                                                                        2,635,000                     2,753,891
5.00%, 8/ 1/2034                                                                        3,000,000                     3,131,460
Barstow Redevelopment Agency/CA  MBIA
7.00%, 9/ 1/2014                                                                        1,705,000                     1,919,854
Bay Area Governments Association  XLCA
5.25%, 9/ 1/2029                                                                        2,000,000                     2,135,100
California County TOB Securitization Agency
0.00%, 6/ 1/2028 (a)                                                                    2,000,000                     1,717,620
5.13%, 6/ 1/2038                                                                        4,000,000                     4,063,440
5.25%, 6/ 1/2045                                                                        5,000,000                     5,121,650
California Educational Facilities Authority
6.63%, 6/ 1/2020                                                                        1,000,000                     1,074,770
California Educational Facilities Authority  MBIA
5.10%, 3/ 1/2014                                                                        1,000,000                     1,028,190
California Health Facilities Financing Authority/CA
5.00%, 11/15/2034 (b)                                                                   3,000,000                     3,094,500
5.00%, 4/ 1/2037                                                                        1,000,000                     1,032,600
5.25%, 4/ 1/2039                                                                          700,000                       737,905
California Health Facilities Financing Authority/CA  MBIA
3.60%, 9/ 1/2028                                                                        1,300,000                     1,300,000
California Housing Finance Agency
4.625%, 8/ 1/2026 (b)                                                                   4,000,000                     4,004,360
4.65%, 8/ 1/2031 (b)                                                                    7,450,000                     7,385,409
4.70%, 8/ 1/2036 (b)                                                                    5,150,000                     5,109,367
4.80%, 8/ 1/2036 (b)                                                                    2,500,000                     2,492,150
4.875%, 8/ 1/2041 (b)                                                                   6,760,000                     6,793,259
4.75%, 8/ 1/2042 (b)                                                                    8,400,000                     8,300,460
California Infrastructure & Economic Development Bank
5.50%, 10/ 2/2015                                                                       1,000,000                     1,067,350
California Infrastructure & Economic Development Bank  FGIC
3.46%, 7/ 1/2036                                                                        3,800,000                     3,800,000
California Mobilehome Park Financing Authority/CA
4.50%, 12/15/2036                                                                       1,000,000                       968,020
California Pollution Control Financing Authority
5.13%, 11/ 1/2023                                                                       2,500,000                     2,619,500
5.00%, 7/ 1/2027                                                                        1,500,000                     1,545,405
California Pollution Control Financing Authority  AMBAC
5.85%, 6/ 1/2021                                                                        2,500,000                     2,524,325
California Rural Home Mortgage Finance Authority
7.95%, 12/ 1/2024                                                                          25,000                        25,893
5.40%, 12/ 1/2036                                                                       1,000,000                     1,057,700
California State Department of Water Resources
5.88%, 5/ 1/2016                                                                        3,000,000                     3,334,830

California
California State Department of Water Resources  FSA
5.00%, 12/ 1/2018                                                                       1,670,000                     1,751,630
California State Public Works Board
5.40%, 10/ 4/2022                                                                       3,000,000                     3,078,630
5.00%, 4/ 1/2023                                                                        4,200,000                     4,334,568
5.50%, 6/ 1/2023                                                                        1,980,000                     2,157,170
5.00%, 6/ 1/2024                                                                        3,000,000                     3,130,710
5.00%, 6/ 1/2025                                                                        1,750,000                     1,824,007
California Statewide Communities Development Authority
5.20%, 12/ 1/2029                                                                       4,300,000                     4,423,410
5.25%, 8/ 1/2031                                                                        3,500,000                     3,703,875
5.00%, 3/ 1/2035                                                                        2,000,000                     2,052,060
4.88%, 10/ 1/2035                                                                       1,500,000                     1,531,275
5.00%, 7/ 1/2039                                                                        1,260,000                     1,274,616
5.00%, 3/ 1/2041                                                                        2,800,000                     2,884,392
5.00%, 11/15/2043                                                                       5,085,000                     5,277,264
5.25%, 3/ 1/2045                                                                        4,200,000                     4,419,786
California Statewide Communities Development Authority  MBIA
6.50%, 8/ 1/2012                                                                        2,315,000                     2,460,150
Carson Redevelopment Agency  MBIA
5.50%, 10/ 1/2016 (c)                                                                   1,000,000                     1,124,770
Chula Vista Community Facilities District/CA
5.45%, 9/ 1/2036                                                                        1,000,000                     1,030,610
Chula Vista Public Financing Authority/CA  FSA
4.70%, 9/ 2/2014                                                                        1,475,000                     1,549,650
City of Alhambra CA  MBIA
6.13%, 9/ 2/2018                                                                        5,360,000                     5,613,850
City of Azusa CA
6.00%, 9/ 1/2026                                                                        2,210,000                     2,329,804
City of Burbank CA  FSA
5.25%, 5/ 1/2024                                                                        3,155,000                     3,336,823
City of Cathedral City CA
5.00%, 9/ 2/2030                                                                          990,000                       996,504
5.05%, 9/ 2/2035                                                                        1,335,000                     1,342,863
City of Chula Vista CA  MBIA
5.00%, 8/ 1/2027                                                                        3,000,000                     3,134,640
City of Hawthorne CA
5.00%, 9/ 1/2030 (b)                                                                    5,000,000                     5,065,650
City of Long Beach CA
6.88%, 10/ 1/2025                                                                       2,000,000                     2,047,860
City of Los Angeles CA
6.25%, 9/20/2039                                                                        1,000,000                     1,021,340
City of Los Angeles CA  AMBAC
5.00%, 3/ 1/2022                                                                        1,445,000                     1,502,063
City of Modesto CA
5.15%, 9/ 1/2036                                                                        1,000,000                     1,014,310
City of Oceanside CA  AMBAC
5.25%, 4/ 1/2018                                                                        1,500,000                     1,603,005
City of Pacifica CA  AMBAC
5.00%, 10/ 1/2024                                                                       1,090,000                     1,146,593
City of Redding CA  MBIA
8.80%, 7/ 1/2022                                                                        2,540,000                     3,452,520
City of San Jose CA
5.88%, 3/ 1/2033                                                                        1,000,000                     1,034,410
City of Santa Rosa CA
6.70%, 12/ 1/2024                                                                       4,250,000                     4,256,630
Coachella Redevelopment Agency
5.88%, 12/ 1/2028                                                                       2,000,000                     2,062,320

California
Contra Costa Community College District/CA  MBIA
5.00%, 8/ 1/2029                                                                        5,000,000                     5,258,350
Contra Costa County Public Financing Authority/CA  MBIA
5.25%, 6/ 1/2027                                                                        2,160,000                     2,239,142
Contra Costa Water District  FSA
5.00%, 10/ 1/2017                                                                       1,445,000                     1,517,814
5.00%, 10/ 1/2018                                                                       1,520,000                     1,591,957
County of Riverside CA  FGIC
5.00%, 11/ 1/2025                                                                       1,160,000                     1,220,343
Davis Public Facilities Financing Authority/CA
6.60%, 9/ 1/2025                                                                        1,665,000                     1,718,413
Fairfield Housing Authority/CA
5.63%, 9/ 1/2023                                                                        1,215,000                     1,259,396
Fontana Redevelopment Agency/CA  MBIA
5.20%, 9/ 1/2030                                                                        1,000,000                     1,026,390
Foothill Eastern Transportation Corridor Agency/CA
0.00%, 1/15/2026 (a)                                                                    9,000,000                     8,292,960
0.00%, 1/15/2030 (a)                                                                   20,000,000                     5,353,600
0.00%, 1/15/2032 (a)                                                                   10,000,000                     2,365,200
0.00%, 1/15/2033 (a)                                                                   10,000,000                     2,228,000
0.00%, 1/15/2034 (a)                                                                   10,000,000                     2,093,800
0.00%, 1/15/2036 (a)                                                                   10,000,000                     1,850,000
0.00%, 1/15/2037 (a)                                                                   10,000,000                     1,741,800
0.00%, 1/15/2038 (a)                                                                    9,000,000                     1,476,270
Fresno Joint Powers Financing Authority/CA  FSA
5.75%, 6/ 1/2026                                                                        2,000,000                     2,141,980
Golden State Tobacco Securitization Corp/CA
6.25%, 6/ 1/2033                                                                        3,960,000                     4,415,440
6.75%, 6/ 1/2039                                                                        1,000,000                     1,142,530
6.63%, 6/ 1/2040                                                                        5,000,000                     5,672,550
Hi-Desert Memorial Health Care District/CA
5.50%, 10/ 1/2015                                                                       1,000,000                     1,010,340
Highland Redevelopment Agency/CA  AMBAC
5.00%, 12/ 1/2028                                                                       3,000,000                     3,140,280
Hollister Joint Powers Financing Authority  FSA
4.50%, 6/ 1/2037 (b)                                                                    5,000,000                     4,926,450
Huntington Beach Union High School District/CA  FSA
5.00%, 8/ 1/2027                                                                        2,000,000                     2,102,020
5.00%, 8/ 1/2029                                                                        5,000,000                     5,258,350
Huntington Park Public Financing Authority/CA
6.20%, 10/ 1/2025                                                                       2,000,000                     2,055,860
Imperial CA  FGIC
5.00%, 10/15/2020                                                                       1,250,000                     1,313,800
Imperial Irrigation District/CA  AMBAC
5.50%, 7/ 1/2029                                                                        5,000,000                     5,336,400
Independent Cities Lease Finance Authority
5.00%, 5/15/2031                                                                        1,765,000                     1,800,371
Irvine CA
5.70%, 3/ 1/2018                                                                          990,000                     1,021,997
5.00%, 9/ 2/2025                                                                        1,125,000                     1,128,071
5.00%, 9/ 2/2026                                                                        1,295,000                     1,297,629
5.00%, 9/ 2/2029                                                                        1,500,000                     1,507,875
Irvine Public Facilities & Infrastructure Authority/CA  AMBAC
5.00%, 9/ 2/2020                                                                        1,455,000                     1,499,930
5.00%, 9/ 2/2021                                                                        3,630,000                     3,742,094
5.00%, 9/ 2/2023                                                                        2,000,000                     2,060,960
Irvine Unified School District/CA
5.00%, 9/ 1/2026                                                                        2,600,000                     2,635,464

California
La Canada Unified School District  MBIA
5.50%, 8/ 1/2028                                                                        1,825,000                     1,999,634
La Quinta Financing Authority  AMBAC
5.25%, 9/ 1/2024                                                                        1,000,000                     1,073,600
5.00%, 9/ 1/2029                                                                        2,000,000                     2,097,620
La Verne Public Financing Authority
7.25%, 9/ 1/2026                                                                        1,500,000                     1,533,240
Lake Elsinore Public Financing Authority/CA
5.80%, 9/ 2/2015                                                                        1,695,000                     1,758,020
Loma Linda CA
5.00%, 12/ 1/2022                                                                       1,000,000                     1,027,970
Long Beach Bond Finance Authority  AMBAC
5.00%, 8/ 1/2022                                                                          410,000                       432,341
Los Angeles Community Redevelopment Agency/CA  AMBAC
6.75%, 7/ 1/2014                                                                           85,000                        85,130
Los Angeles Community Redevelopment Agency/CA  MBIA
5.40%, 7/ 1/2024                                                                        2,500,000                     2,635,425
5.25%, 9/ 1/2026                                                                        1,000,000                     1,085,390
Los Banos Redevelopment Agency/CA  RADIAN
5.00%, 9/ 1/2036                                                                        2,000,000                     2,066,060
Moreno Valley Unified School District/CA  FSA
5.00%, 3/ 1/2027                                                                        1,760,000                     1,835,574
M-S-R Public Power Agency/CA  MBIA
3.58%, 7/ 1/2022                                                                          400,000                       400,000
Needles Public Utility Authority/CA
6.50%, 2/ 1/2022                                                                        2,785,000                     2,844,627
North Natomas Community Facilities District/CA
5.00%, 9/ 1/2033                                                                        2,105,000                     2,130,492
Oceanside Community Facilities District/CA
5.50%, 9/ 1/2029                                                                        1,485,000                     1,537,955
Oxnard Harbor District/CA
5.75%, 8/ 1/2020                                                                        1,200,000                     1,276,092
6.00%, 8/ 1/2024                                                                        1,000,000                     1,090,130
Palm Desert Financing Authority  MBIA
5.00%, 8/ 1/2022                                                                        1,280,000                     1,351,194
Perris Public Financing Authority/CA
5.30%, 10/ 1/2026                                                                       2,805,000                     2,863,204
Pomona Public Financing Authority  MBIA
5.00%, 2/ 1/2021                                                                        5,000,000                     5,166,350
Pomona Unified School District/CA  MBIA
6.15%, 8/ 1/2030                                                                        1,000,000                     1,219,170
Port of Oakland  FGIC
5.75%, 11/ 1/2029                                                                       5,000,000                     5,271,650
Poway Redevelopment Agency/CA  AMBAC
5.38%, 6/15/2019                                                                        1,000,000                     1,075,880
Redondo Beach Public Financing Authority/CA
7.13%, 7/ 1/2026                                                                        1,000,000                     1,021,690
Riverside County Public Financing Authority
5.80%, 5/15/2029                                                                        2,100,000                     2,167,263
Rocklin Unified School District/CA  FGIC
0.00%, 8/ 1/2014 (a)                                                                    1,030,000                       706,930
0.00%, 8/ 1/2016 (a)                                                                    1,210,000                       742,625
0.00%, 8/ 1/2017 (a)                                                                    1,255,000                       730,247
0.00%, 8/ 1/2019 (a)                                                                    1,360,000                       709,145
0.00%, 8/ 1/2020 (a)                                                                    1,415,000                       699,505
0.00%, 8/ 1/2023 (a)                                                                    1,225,000                       515,970
Saddleback Valley Unified School District/CA  FSA
5.00%, 8/ 1/2027                                                                        3,000,000                     3,153,030
5.00%, 8/ 1/2029                                                                        4,000,000                     4,206,680
California
Salinas Valley Solid Waste Authority/CA  AMBAC
5.25%, 8/ 1/2027                                                                        2,475,000                     2,586,623
5.25%, 8/ 1/2031                                                                        2,000,000                     2,089,200
San Diego Redevelopment Agency/CA
6.40%, 9/ 1/2019                                                                        1,000,000                     1,049,770
6.50%, 10/ 1/2025                                                                       1,030,000                     1,120,702
San Francisco City & County Airports Commission  MBIA
5.25%, 5/ 1/2026                                                                        4,000,000                     4,134,920
San Jose Financing Authority  MBIA
5.00%, 9/ 1/2018                                                                        9,310,000                     9,735,746
San Juan Unified School District/CA  MBIA
5.00%, 8/ 1/2027                                                                        3,780,000                     3,972,818
Semitropic Improvement District/CA  XLCA
5.13%, 12/ 1/2035                                                                       2,000,000                     2,115,440
South Gate Public Financing Authority  AMBAC
5.25%, 9/ 1/2022                                                                        2,090,000                     2,226,143
South Gate Public Financing Authority  XLCA
5.00%, 9/ 1/2016                                                                        1,500,000                     1,597,950
State of California
5.70%, 12/ 1/2032                                                                       1,280,000                     1,306,714
4.50%, 9/ 1/2036                                                                        6,000,000                     5,874,840
State of California  CIFG
5.00%, 10/ 1/2022                                                                       2,000,000                     2,087,000
State of California  FGIC
5.50%, 6/ 1/2025                                                                        4,430,000                     4,643,659
Stockton-East Water District/CA  FGIC
5.25%, 4/ 1/2022                                                                        1,780,000                     1,893,902
Temecula Redevelopment Agency/CA  MBIA
5.25%, 8/ 1/2036                                                                        3,270,000                     3,388,145
5.00%, 12/15/2038                                                                       1,305,000                     1,307,949
Tobacco Securitization Authority of Northern California/CA
5.38%, 6/ 1/2038                                                                       10,000,000                    10,383,500
5.50%, 6/ 1/2045                                                                        9,080,000                     9,498,951
Tobacco Securitization Authority of Southern California/CA
5.00%, 6/ 1/2037                                                                        4,000,000                     4,031,480
5.13%, 6/ 1/2046 (b)                                                                   13,000,000                    13,185,510
Torrance CA
6.00%, 6/ 1/2022                                                                        1,000,000                     1,080,160
Turlock CA
5.38%, 10/15/2034                                                                       1,900,000                     1,982,593
Tustin Community Facilities District
5.38%, 9/ 1/2029                                                                        1,000,000                     1,027,830
Walnut Public Financing Authority/CA  AMBAC
5.38%, 9/ 1/2022                                                                        2,305,000                     2,453,673
                                                                                                            --------------------
                                                                                                                    425,745,572
                                                                                                            --------------------
Puerto Rico (0.66%)
Children's Trust Fund
5.63%, 5/15/2043                                                                        2,500,000                     2,623,675
                                                                                                            --------------------

Virgin Islands (0.27%)
Virgin Islands Public Finance Authority
6.38%, 10/ 1/2019                                                                       1,000,000                     1,085,620
                                                                                                            --------------------
TOTAL TAX-EXEMPT BONDS                                                                                   $          429,454,867
                                                                                                            --------------------
Total Investments                                                                                        $          429,454,867

LIABILITY FOR FLOATING RATE NOTES
ISSUED IN CONJUNCTION WITH SECURITIES HELD (-9.75%)
Notes with interest rates ranging from 3.44% to 3.66% at
January 31, 2007 and contractual maturities of
collateral ranging from 2031 to 2046. (d)                                             (38,950,000)                  (38,950,000)

Total Net Investments                                                                                               390,504,867
Other Assets in Excess of Liabilities, Net - (2.23)%                                                                  8,892,986
                                                                                                            --------------------
TOTAL NET ASSETS - 100.00%                                                                               $          399,397,853

(a)  Non-Income Producing Security

(b) Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,124,770 or 0.28% of net assets.

(d) Floating rate securities. The interest rates shown reflect the rates in effect at January 31, 2007.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           17,101,255
Unrealized Depreciation                                         (224,170)
                                                      --------------------
Net Unrealized Appreciation (Depreciation)                     16,877,085

Cost for federal income tax purposes                          373,689,596


                               SCHEDULE OF FUTURES CONTRACTS
                                                       Current    Unrealized
                               Number of   Original     Market    Appreciation/
Type                           Contracts    Value       Value   (Depreciation)
-------------------------------------------------------------------------------
Sell:
U.S. 10 Year Note; March 2007      17     $1,808,591   $1,814,750    $(6,159)
U.S. Long Bond; March 2007        207     22,897,868   22,795,875     101,993

Portfolio Summary (unaudited)
--------------------------------------------------------------
Sector                                                Percent
--------------------------------------------------------------
Revenue                                                50.41%
Insured                                                42.70%
Revenue - Special Tax                                   7.32%
Prerefunded                                             3.45%
Tax Allocation                                          1.84%
General Obligation                                      1.80%
Liabilities in Excess of Other Assets, Net           (-7.52%)
                                          --------------------
TOTAL NET ASSETS                                      100.00%
                                          ====================

Other Assets Summary (unaudited)
--------------------------------------------------------------
Asset Type                                            Percent
--------------------------------------------------------------
Futures                                                 6.16%




Schedule of Investments
January 31, 2007 (unaudited)
Disciplined LargeCap Blend Fund
                                                                     Shares
                                                                      Held                           Value
                                                             ----------------------- -------- --------------------
COMMON STOCKS (99.69%)
Advertising Agencies (0.51%)
Omnicom Group Inc                                                           160,026        $           16,834,735
                                                                                              --------------------

Aerospace & Defense (2.43%)
Boeing Co                                                                   274,182                    24,555,740
General Dynamics Corp                                                       244,150                    19,080,322
Lockheed Martin Corp                                                        241,762                    23,496,849
Rockwell Collins Inc                                                        186,880                    12,747,085
                                                                                              --------------------
                                                                                                       79,879,996
                                                                                              --------------------
Aerospace & Defense Equipment (1.04%)
United Technologies Corp                                                    501,235                    34,094,005
                                                                                              --------------------

Airlines (0.22%)
Continental Airlines Inc (a)(b)                                             177,280                     7,355,347
                                                                                              --------------------

Apparel Manufacturers (0.63%)
Coach Inc (b)                                                               452,685                    20,760,134
                                                                                              --------------------

Applications Software (2.54%)
Intuit Inc (b)                                                              298,320                     9,382,164
Microsoft Corp                                                            2,400,549                    74,080,942
                                                                                              --------------------
                                                                                                       83,463,106
                                                                                              --------------------
Athletic Footwear (0.15%)
Nike Inc                                                                     50,000                     4,940,500
                                                                                              --------------------

Auto - Car & Light Trucks (0.30%)
General Motors Corp                                                         303,280                     9,959,715
                                                                                              --------------------

Beverages - Non-Alcoholic (2.09%)
Coca-Cola Co/The                                                            727,283                    34,822,310
PepsiCo Inc                                                                 515,412                    33,625,479
                                                                                              --------------------
                                                                                                       68,447,789
                                                                                              --------------------
Brewery (0.06%)
Anheuser-Busch Cos Inc                                                       40,670                     2,072,950
                                                                                              --------------------

Cable TV (1.70%)
Comcast Corp (a)(b)                                                         871,540                    38,626,653
DIRECTV Group Inc/The (a)(b)                                                707,770                    17,262,510
                                                                                              --------------------
                                                                                                       55,889,163
                                                                                              --------------------
Chemicals - Specialty (0.84%)
Albemarle Corp                                                              106,930                     8,338,401
Ashland Inc                                                                 119,520                     8,312,616
Sigma-Aldrich Corp (a)                                                      283,180                    10,746,681
                                                                                              --------------------
                                                                                                       27,397,698
                                                                                              --------------------
Coatings & Paint (0.28%)
Sherwin-Williams Co/The                                                     131,420                     9,081,122
                                                                                              --------------------

Commercial Banks (0.75%)
Marshall & Ilsley Corp (a)                                                  190,348                     8,957,777

Commercial Banks
Regions Financial Corp                                                      432,390                    15,678,461
                                                                                              --------------------
                                                                                                       24,636,238
                                                                                              --------------------
Commercial Services (0.56%)
Alliance Data Systems Corp (a)(b)                                           142,684                     9,692,524
Convergys Corp (b)                                                          329,280                     8,574,451
                                                                                              --------------------
                                                                                                       18,266,975
                                                                                              --------------------
Computer Services (0.35%)
Cognizant Technology Solutions Corp (b)                                     136,290                    11,624,174
                                                                                              --------------------

Computers (4.08%)
Apple Inc (b)                                                               357,781                    30,672,565
Dell Inc (b)                                                                248,560                     6,027,580
Hewlett-Packard Co                                                        1,053,509                    45,595,870
International Business Machines Corp                                        518,882                    51,447,150
                                                                                              --------------------
                                                                                                      133,743,165
                                                                                              --------------------
Computers - Integrated Systems (0.28%)
NCR Corp (b)                                                                190,730                     9,038,695
                                                                                              --------------------

Computers - Memory Devices (0.39%)
Network Appliance Inc (b)                                                   336,906                    12,667,666
                                                                                              --------------------

Computers - Peripheral Equipment (0.21%)
Lexmark International Inc (b)                                               107,060                     6,747,992
                                                                                              --------------------

Containers - Paper & Plastic (0.09%)
Bemis Co                                                                     89,810                     3,045,457
                                                                                              --------------------

Cosmetics & Toiletries (2.03%)
Colgate-Palmolive Co                                                        315,902                    21,576,107
Procter & Gamble Co                                                         693,816                    45,007,844
                                                                                              --------------------
                                                                                                       66,583,951
                                                                                              --------------------
Diversified Manufacturing Operations (4.09%)
3M Co                                                                        21,066                     1,565,204
Cooper Industries Ltd                                                       105,915                     9,679,572
Danaher Corp                                                                181,282                    13,425,745
General Electric Co                                                       2,277,301                    82,096,701
Honeywell International Inc                                                  51,553                     2,355,457
Parker Hannifin Corp                                                        181,928                    15,056,361
Textron Inc                                                                 106,530                     9,925,400
                                                                                              --------------------
                                                                                                      134,104,440
                                                                                              --------------------
Electric - Integrated (2.77%)
Allegheny Energy Inc (b)                                                    310,305                    14,435,389
Centerpoint Energy Inc (a)                                                  764,170                    13,189,574
Entergy Corp                                                                133,800                    12,423,330
FPL Group Inc (a)                                                           352,340                    19,960,061
OGE Energy Corp (a)                                                         162,895                     6,307,294
PG&E Corp                                                                   267,410                    12,482,699
Xcel Energy Inc (a)                                                         519,650                    12,123,435
                                                                                              --------------------
                                                                                                       90,921,782
                                                                                              --------------------
Electric Products - Miscellaneous (0.83%)
Emerson Electric Co                                                         607,244                    27,307,763
                                                                                              --------------------

Electronic Components - Semiconductors (1.70%)
Intel Corp                                                                1,031,243                    21,614,853
MEMC Electronic Materials Inc (b)                                           185,962                     9,744,409

Electronic Components - Semiconductors
Nvidia Corp (a)(b)                                                          472,426                    14,479,857
QLogic Corp (b)                                                             382,180                     6,993,894
Texas Instruments Inc                                                        95,186                     2,968,851
                                                                                              --------------------
                                                                                                       55,801,864
                                                                                              --------------------
Enterprise Software & Services (1.30%)
BEA Systems Inc (b)                                                         423,850                     5,226,071
BMC Software Inc (b)                                                        292,950                    10,074,550
Oracle Corp (b)                                                           1,591,076                    27,302,864
                                                                                              --------------------
                                                                                                       42,603,485
                                                                                              --------------------
Fiduciary Banks (0.31%)
State Street Corp                                                           142,317                    10,111,623
                                                                                              --------------------

Finance - Credit Card (0.21%)
American Express Co                                                         118,347                     6,890,162
                                                                                              --------------------

Finance - Investment Banker & Broker (6.99%)
Bear Stearns Cos Inc/The                                                    116,352                    19,180,627
Citigroup Inc                                                             1,052,806                    58,041,195
Goldman Sachs Group Inc                                                     155,817                    33,058,135
JPMorgan Chase & Co                                                       1,030,935                    52,505,519
Lehman Brothers Holdings Inc                                                285,834                    23,506,988
Merrill Lynch & Co Inc                                                      157,119                    14,700,054
Morgan Stanley                                                              342,610                    28,364,682
                                                                                              --------------------
                                                                                                      229,357,200
                                                                                              --------------------
Financial Guarantee Insurance (0.75%)
AMBAC Financial Group Inc                                                   102,750                     9,052,275
PMI Group Inc/The                                                           167,910                     8,029,456
Radian Group Inc (a)                                                        123,008                     7,407,542
                                                                                              --------------------
                                                                                                       24,489,273

                                                                                              --------------------
Food - Miscellaneous/Diversified (1.20%)
Campbell Soup Co (a)                                                        260,992                    10,042,972
ConAgra Foods Inc                                                           239,242                     6,150,912
General Mills Inc                                                           240,132                    13,745,156
McCormick & Co Inc/MD                                                       240,980                     9,407,859
                                                                                              --------------------
                                                                                                       39,346,899
                                                                                              --------------------
Food - Retail (0.32%)
Kroger Co/The                                                               404,763                    10,361,933
                                                                                              --------------------

Gas - Distribution (0.45%)
Sempra Energy                                                               259,120                    14,868,306
                                                                                              --------------------

Health Care Cost Containment (0.37%)
McKesson Corp                                                               218,710                    12,193,083
                                                                                              --------------------

Human Resources (0.23%)
Manpower Inc                                                                104,450                     7,617,539
                                                                                              --------------------

Independent Power Producer (0.26%)
Mirant Corp (b)                                                             246,390                     8,421,610
                                                                                              --------------------

Industrial Gases (1.19%)
Air Products & Chemicals Inc                                                134,000                    10,004,440
Airgas Inc                                                                  167,840                     6,985,501
Praxair Inc                                                                 350,070                    22,075,414
                                                                                              --------------------
                                                                                                       39,065,355
                                                                                              --------------------

Instruments - Scientific (0.65%)
Applera Corp - Applied Biosystems Group                                     209,490                     7,281,872
Thermo Fisher Scientific Inc (b)                                            292,400                    13,991,340
                                                                                              --------------------
                                                                                                       21,273,212
                                                                                              --------------------
Investment Management & Advisory Services (0.66%)
Ameriprise Financial Inc                                                    185,280                    10,924,109
Franklin Resources Inc                                                       91,090                    10,849,730
                                                                                              --------------------
                                                                                                       21,773,839
                                                                                              --------------------
Life & Health Insurance (1.29%)
Cigna Corp                                                                   97,210                    12,870,604
Lincoln National Corp                                                       173,482                    11,647,581
Prudential Financial Inc (a)                                                200,527                    17,872,972
                                                                                              --------------------
                                                                                                       42,391,157
                                                                                              --------------------
Machinery - Construction & Mining (0.31%)
Caterpillar Inc                                                              21,286                     1,363,794
Terex Corp (b)                                                              157,250                     8,945,953
                                                                                              --------------------
                                                                                                       10,309,747
                                                                                              --------------------
Medical - Biomedical/Gene (0.25%)
Amgen Inc (b)                                                               116,347                     8,187,338
                                                                                              --------------------

Medical - Drugs (5.05%)
Abbott Laboratories                                                         506,239                    26,830,667
Eli Lilly & Co                                                               58,496                     3,165,804
Forest Laboratories Inc (b)                                                 130,000                     7,294,300
Merck & Co Inc                                                              811,614                    36,319,726
Pfizer Inc                                                                1,519,389                    39,868,767
Schering-Plough Corp                                                        957,246                    23,931,150
Wyeth                                                                       574,894                    28,405,513
                                                                                              --------------------
                                                                                                      165,815,927
                                                                                              --------------------
Medical - HMO (1.26%)
Aetna Inc                                                                   323,560                    13,641,290
UnitedHealth Group Inc                                                      126,886                     6,631,062
WellPoint Inc (b)                                                           267,575                    20,972,529
                                                                                              --------------------
                                                                                                       41,244,881
                                                                                              --------------------
Medical - Wholesale Drug Distribution (0.28%)
AmerisourceBergen Corp (a)                                                  174,868                     9,159,586
                                                                                              --------------------

Medical Laboratory & Testing Service (0.30%)
Laboratory Corp of America Holdings (b)                                     135,950                     9,984,168
                                                                                              --------------------

Medical Products (2.58%)
Baxter International Inc                                                    344,032                    17,084,629
Becton Dickinson & Co                                                       165,824                    12,758,498
Johnson & Johnson                                                           820,222                    54,790,830
                                                                                              --------------------
                                                                                                       84,633,957
                                                                                              --------------------
Metal - Copper (0.09%)
Phelps Dodge Corp                                                            23,941                     2,959,108
                                                                                              --------------------

Metal Processors & Fabrication (0.28%)
Precision Castparts Corp                                                    102,861                     9,143,314
                                                                                              --------------------

Multi-Line Insurance (3.27%)
ACE Ltd                                                                     201,490                    11,642,092
Allstate Corp/The                                                           342,494                    20,604,439
American International Group Inc                                            475,705                    32,562,007
Assurant Inc (a)                                                            109,173                     6,067,835

Multi-Line Insurance
Hartford Financial Services Group Inc                                       203,140                    19,280,018
Metlife Inc (a)                                                             273,557                    16,993,361
                                                                                              --------------------
                                                                                                      107,149,752
                                                                                              --------------------
Multimedia (1.85%)
McGraw-Hill Cos Inc/The                                                     294,460                    19,752,377
News Corp                                                                   164,574                     3,826,345
Time Warner Inc (a)                                                         254,740                     5,571,164
Viacom Inc (b)                                                               22,925                       932,360
Walt Disney Co/The                                                          872,348                    30,680,479
                                                                                              --------------------
                                                                                                       60,762,725
                                                                                              --------------------
Networking Products (1.72%)
Cisco Systems Inc (b)                                                     2,124,455                    56,489,258
                                                                                              --------------------

Non-Hazardous Waste Disposal (0.32%)
Waste Management Inc                                                        280,000                    10,634,400
                                                                                              --------------------

Office Supplies & Forms (0.31%)
Avery Dennison Corp                                                         149,180                    10,197,945
                                                                                              --------------------

Oil - Field Services (1.03%)
Schlumberger Ltd                                                            534,172                    33,914,580
                                                                                              --------------------

Oil & Gas Drilling (0.59%)
Noble Corp (a)                                                               77,038                     5,773,998
Transocean Inc (b)                                                          175,080                    13,545,940
                                                                                              --------------------
                                                                                                       19,319,938
                                                                                              --------------------
Oil Company - Exploration & Production (0.51%)
XTO Energy Inc                                                              330,420                    16,676,297
                                                                                              --------------------

Oil Company - Integrated (6.83%)
Chevron Corp                                                                639,522                    46,608,363
ConocoPhillips                                                              288,097                    19,132,522
Exxon Mobil Corp                                                          1,593,244                   118,059,380
Marathon Oil Corp                                                           257,511                    23,263,544
Occidental Petroleum Corp                                                   371,144                    17,206,236
                                                                                              --------------------
                                                                                                      224,270,045
                                                                                              --------------------
Oil Field Machinery & Equipment (0.71%)
Cameron International Corp (a)(b)                                           136,988                     7,191,870
National Oilwell Varco Inc (b)                                              264,726                    16,052,985
                                                                                              --------------------
                                                                                                       23,244,855
                                                                                              --------------------
Pharmacy Services (0.48%)
Medco Health Solutions Inc (b)                                              267,140                    15,817,359
                                                                                              --------------------

Property & Casualty Insurance (1.04%)
Chubb Corp                                                                  324,720                    16,898,429
St Paul Travelers Cos Inc/The                                               236,650                    12,033,652
WR Berkley Corp                                                             161,190                     5,333,777
                                                                                              --------------------
                                                                                                       34,265,858
                                                                                              --------------------
Regional Banks (5.88%)
Bank of America Corp                                                      1,418,348                    74,576,738
Keycorp                                                                     449,410                    17,153,980
PNC Financial Services Group Inc                                            163,750                    12,079,837
US Bancorp                                                                  749,427                    26,679,601
Wachovia Corp                                                               335,678                    18,965,807

Regional Banks
Wells Fargo & Co                                                          1,209,056                    43,429,292
                                                                                              --------------------
                                                                                                      192,885,255
                                                                                              --------------------
REITS - Apartments (0.42%)
AvalonBay Communities Inc                                                    93,894                    13,930,114
                                                                                              --------------------

REITS - Office Property (0.51%)
Boston Properties Inc                                                       133,230                    16,798,971
                                                                                              --------------------

REITS - Regional Malls (0.43%)
Simon Property Group Inc (a)                                                123,878                    14,170,404
                                                                                              --------------------

REITS - Warehouse & Industrial (0.35%)
AMB Property Corp                                                           187,231                    11,393,006
                                                                                              --------------------

Retail - Apparel & Shoe (0.54%)
Nordstrom Inc (a)                                                           318,174                    17,725,474
                                                                                              --------------------

Retail - Building Products (0.19%)
Home Depot Inc                                                              153,029                     6,234,402
                                                                                              --------------------

Retail - Discount (1.44%)
Big Lots Inc (a)(b)                                                         377,270                     9,782,611
Family Dollar Stores Inc                                                    255,760                     8,286,624
Target Corp                                                                  22,655                     1,390,111
TJX Cos Inc                                                                 421,450                    12,462,276
Wal-Mart Stores Inc                                                         323,653                    15,435,012
                                                                                              --------------------
                                                                                                       47,356,634
                                                                                              --------------------
Retail - Drug Store (0.66%)
Walgreen Co                                                                 476,941                    21,605,427
                                                                                              --------------------

Retail - Major Department Store (0.51%)
JC Penney Co Inc                                                            206,334                    16,762,574
                                                                                              --------------------

Retail - Office Supplies (0.66%)
Office Depot Inc (b)                                                        259,943                     9,719,269
Staples Inc                                                                 459,019                    11,805,968
                                                                                              --------------------
                                                                                                       21,525,237
                                                                                              --------------------
Retail - Regional Department Store (0.58%)
Kohl's Corp (b)                                                             269,050                    19,078,336
                                                                                              --------------------

Retail - Restaurants (1.07%)
Darden Restaurants Inc                                                      159,860                     6,256,920
McDonald's Corp                                                             652,659                    28,945,427
                                                                                              --------------------
                                                                                                       35,202,347
                                                                                              --------------------
Semiconductor Component - Integrated Circuits (0.22%)
Atmel Corp (b)                                                            1,230,340                     7,357,433
                                                                                              --------------------

Semiconductor Equipment (0.23%)
Teradyne Inc (b)                                                            494,630                     7,369,987
                                                                                              --------------------

Steel - Producers (0.78%)
Carpenter Technology Corp                                                    63,850                     7,476,835
Nucor Corp                                                                  278,700                    17,987,298
                                                                                              --------------------
                                                                                                       25,464,133
                                                                                              --------------------

Telecommunication Services (0.26%)
Embarq Corp                                                                 154,080                     8,552,981
                                                                                              --------------------

Telephone - Integrated (3.32%)
AT&T Inc                                                                  2,021,140                    76,055,498
Qwest Communications International Inc (a)(b)                             1,766,340                    14,395,671
Verizon Communications Inc                                                  483,298                    18,616,639
                                                                                              --------------------
                                                                                                      109,067,808
                                                                                              --------------------
Therapeutics (0.51%)
Gilead Sciences Inc (b)                                                     259,635                    16,699,723
                                                                                              --------------------

Tobacco (2.41%)
Altria Group Inc                                                            634,109                    55,414,785
Loews Corp - Carolina Group                                                  90,278                     6,187,654
Reynolds American Inc (a)                                                   148,882                     9,602,889
UST Inc                                                                     134,499                     7,725,623
                                                                                              --------------------
                                                                                                       78,930,951
                                                                                              --------------------
Tools - Hand Held (0.20%)
Snap-On Inc                                                                 138,270                     6,665,997
                                                                                              --------------------

Toys (0.46%)
Hasbro Inc                                                                  170,180                     4,833,112
Mattel Inc                                                                  422,580                    10,294,049
                                                                                              --------------------
                                                                                                       15,127,161
                                                                                              --------------------
Transport - Rail (0.43%)
Burlington Northern Santa Fe Corp                                           175,540                    14,106,394
                                                                                              --------------------

Transport - Services (0.18%)
United Parcel Service Inc (a)                                                83,776                     6,055,329
                                                                                              --------------------

Web Portals (1.00%)
Google Inc (b)                                                               65,544                    32,857,207
                                                                                              --------------------

Wireless Equipment (0.29%)
Motorola Inc                                                                172,764                     3,429,365
Qualcomm Inc                                                                162,894                     6,134,588
                                                                                              --------------------
                                                                                                        9,563,953
                                                                                              --------------------
TOTAL COMMON STOCKS                                                                        $        3,272,099,374
                                                                                              --------------------
                                                                   Principal
                                                                     Amount                          Value
                                                             ----------------------- -------- --------------------
MONEY MARKET FUNDS (1.35%)
Money Center Banks (1.35%)
BNY Institutional Cash Reserve Fund (c)                                  44,154,000                    44,154,000
                                                                                              --------------------
TOTAL MONEY MARKET FUNDS                                                                   $           44,154,000
                                                                                              --------------------
Total Investments                                                                          $        3,316,253,374
Liabilities in Excess of Other Assets, Net - (1.04)%                                                 (33,972,204)
                                                                                              --------------------
TOTAL NET ASSETS - 100.00%                                                                 $        3,282,281,170
                                                                                              ====================
                                                                                              --------------------

                                                                                              ====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $          414,933,532
Unrealized Depreciation                                    (23,434,247)
                                                    --------------------
Net Unrealized Appreciation (Depreciation)                  391,499,285
Cost for federal income tax purposes                      2,924,754,089


Portfolio Summary (unaudited)
----------------------------------------------------------------------
Sector                                                        Percent
----------------------------------------------------------------------
Financial                                                      24.20%
Consumer, Non-cyclical                                         20.28%
Technology                                                     11.29%
Industrial                                                     10.87%
Communications                                                 10.66%
Energy                                                          9.67%
Consumer, Cyclical                                              7.42%
Utilities                                                       3.48%
Basic Materials                                                 3.17%
Liabilities in Excess of Other Assets, Net                   (-1.04%)
                                                   -------------------
TOTAL NET ASSETS                                              100.00%
                                                   ===================


Schedule of Investments
January 31, 2007 (unaudited)
Diversified International Fund
                                                                        Shares
                                                                         Held                           Value
                                                                ----------------------- -------- --------------------
COMMON STOCKS (96.89%)
Advanced Materials & Products (0.01%)
Ohara Inc                                                                        2,500        $              111,245
                                                                                                 --------------------

Advertising Services (0.31%)
Aegis Group Plc                                                              2,295,212                     6,358,303
                                                                                                 --------------------

Agricultural Chemicals (0.01%)
Incitec Pivot Ltd                                                                8,957                       250,330
                                                                                                 --------------------

Agricultural Operations (0.05%)
Astra Agro Lestari Tbk PT                                                      641,793                       930,952
Kemira GrowHow Oyj                                                               4,862                        53,230
Provimi SA                                                                       1,800                        73,408
                                                                                                 --------------------
                                                                                                           1,057,590
                                                                                                 --------------------
Airlines (0.69%)
Air France-KLM                                                                 133,015                     5,984,591
Deutsche Lufthansa AG                                                          232,213                     6,473,817
Jazz Air Income Fund                                                            14,136                       102,344
Korean Air Lines Co Ltd                                                         30,700                     1,095,610
Thai Airways International Public Ltd (a)(b)                                   387,900                       491,154
                                                                                                 --------------------
                                                                                                          14,147,516
                                                                                                 --------------------
Airport Development & Maintenance (0.03%)
Grupo Aeroportuario ADR (b)(c)                                                  24,733                       600,023
                                                                                                 --------------------

Apparel Manufacturers (0.06%)
China Ting Group Holdings Ltd                                                  242,000                        77,489
Valentino Fashion Group SpA                                                      6,917                       276,139
Youngone Corp                                                                  135,130                       789,395
                                                                                                 --------------------
                                                                                                           1,143,023
                                                                                                 --------------------
Appliances (0.01%)
AFG Arboinia - Forster Holding                                                     116                        55,032
Schulthess Group                                                                   246                       205,717
                                                                                                 --------------------
                                                                                                             260,749
                                                                                                 --------------------
Applications Software (0.15%)
Infosys Technologies Ltd ADR                                                    33,999                     1,971,942
Micro Focus International PLC                                                    6,340                        27,902
NSD CO LTD                                                                       5,100                       177,071
SimCorp A/S                                                                        770                       168,784
Tata Consultancy Services Ltd                                                   26,599                       769,686
                                                                                                 --------------------
                                                                                                           3,115,385

                                                                                                 --------------------
Athletic Footwear (0.01%)
Puma AG Rudolf Dassler Sport                                                       804                       292,165
                                                                                                 --------------------

Audio & Video Products (0.02%)
Advanced Digital Broadcast Holdings SA (b)                                         410                        28,220
Canon Electronics Inc                                                           10,014                       330,243
D&M Holdings Inc                                                                29,287                       116,973
Loewe AG (b)                                                                     1,527                        32,441
                                                                                                 --------------------
                                                                                                             507,877
                                                                                                 --------------------

Auto - Car & Light Trucks (2.21%)
Bayerische Motoren Werke AG                                                    146,189                     8,907,573
Denway Motors Ltd                                                            2,738,000                     1,153,758
Honda Motor Co Ltd                                                              88,200                     3,471,578
Hyundai Motor Co                                                                 8,542                       608,782
Suzuki Motor Corp                                                              205,700                     5,914,642
Toyota Motor Corp                                                              386,952                    25,491,120
                                                                                                 --------------------
                                                                                                          45,547,453
                                                                                                 --------------------
Auto - Medium & Heavy Duty Trucks (0.06%)
Mahindra & Mahindra Ltd                                                         32,668                       666,572
Mahindra & Mahindra Ltd (a)                                                     32,858                       670,303
                                                                                                 --------------------
                                                                                                           1,336,875
                                                                                                 --------------------
Auto/Truck Parts & Equipment - Original (0.45%)
Brembo SpA                                                                      12,043                       151,548
Denso Corp                                                                     195,300                     7,832,715
Eagle Industry Co Ltd                                                           15,971                       157,090
FCC Co Ltd                                                                       6,376                       157,445
Futaba Industrial Co Ltd                                                        18,370                       451,334
Nippon Seiki Co Ltd                                                              6,915                       160,441
Nissin Kogyo Co Ltd                                                             15,236                       410,317
Pacific Industrial Co Ltd                                                        4,000                        25,389
                                                                                                 --------------------
                                                                                                           9,346,279

                                                                                                 --------------------
Auto/Truck Parts & Equipment - Replacement (0.00%)
Geely Automobile Holdings Ltd                                                  495,000                        52,622
                                                                                                 --------------------

Batteries & Battery Systems (0.07%)
Simplo Technology Co Ltd                                                       385,000                     1,373,872
                                                                                                 --------------------

Beverages - Non-Alcoholic (0.08%)
Coca-Cola Femsa SA de CV                                                       247,400                       989,357
Coca-Cola Icecek AS (b)                                                         65,807                       495,951
Kagome Co Ltd                                                                   16,274                       230,328
                                                                                                 --------------------
                                                                                                           1,715,636
                                                                                                 --------------------
Beverages - Wine & Spirits (0.42%)
C&C Group PLC                                                                  257,424                     3,818,163
C&C Group PLC                                                                  266,333                     3,922,532
United Spirits Ltd                                                              48,965                     1,010,578
                                                                                                 --------------------
                                                                                                           8,751,273
                                                                                                 --------------------
Brewery (1.02%)
Compania Cervecerias Unidas SA                                                 120,420                       720,509
Heineken NV                                                                    188,991                     9,574,558
InBev NV                                                                       166,328                    10,702,657
                                                                                                 --------------------
                                                                                                          20,997,724
                                                                                                 --------------------
Broadcasting Services & Programming (0.04%)
Grupo Televisa SA ADR                                                           28,099                       827,796
Vislink PLC                                                                     44,478                        83,673
                                                                                                 --------------------
                                                                                                             911,469
                                                                                                 --------------------
Building - Heavy Construction (2.38%)
ACS Actividades de Construccion y Servicios SA                                 221,204                    12,031,076
Aker Kvaerner ASA                                                               83,268                     9,407,306
Daewoo Engineering & Construction Co Ltd                                        46,330                       875,915
Fomento de Construcciones y Contratas SA                                       105,644                    11,029,110
Lemminkainen Oyj                                                                   558                        29,811
Maeda Road Construction Co Ltd                                                  13,223                        94,231
Severfield-Rowen PLC                                                             6,145                       202,950
Trevi Finanziaria SpA                                                           11,192                       150,685
Veidekke ASA                                                                     3,185                       134,745
Building - Heavy Construction
Vinci SA                                                                       101,425                    13,933,131
YTL Corp Bhd                                                                   622,400                     1,315,743
                                                                                                 --------------------
                                                                                                          49,204,703
                                                                                                 --------------------
Building - Maintenance & Service (0.03%)
Babcock International Group                                                     84,758                       684,002
                                                                                                 --------------------

Building - Residential & Commercial (0.10%)
Cyrela Brazil Realty SA (b)                                                     32,500                       300,664
Haseko Corp (b)                                                                 84,000                       323,666
Kaufman & Broad SA                                                               2,902                       189,117
Persimmon PLC                                                                   42,710                     1,163,033
Sunland Group Ltd                                                               53,026                       157,297
                                                                                                 --------------------
                                                                                                           2,133,777
                                                                                                 --------------------
Building & Construction - Miscellaneous (0.72%)
Abengoa SA                                                                       8,196                       318,867
Bouygues SA                                                                     90,117                     6,090,018
Cosco International Holdings Ltd                                               374,000                       142,749
Galliford Try PLC                                                               39,632                       120,497
JM AB                                                                          102,508                     2,750,774
Kolon Engineering & Construction Co Ltd                                         11,820                       170,113
Leighton Holdings Ltd                                                          226,419                     3,868,156
Morgan Sindall PLC                                                              12,774                       311,959
Murray & Roberts Holdings Ltd                                                  165,500                     1,082,785
                                                                                                 --------------------
                                                                                                          14,855,918
                                                                                                 --------------------
Building & Construction Products - Miscellaneous (0.82%)
Geberit AG                                                                       3,844                     6,493,985
JS Group Corp                                                                  226,099                     5,161,607
Kingspan Group PLC                                                             178,330                     4,502,121
Nichias Corp                                                                    29,000                       226,367
Rockwool International AS                                                        1,114                       204,464
Sika AG                                                                            222                       374,864
                                                                                                 --------------------
                                                                                                          16,963,408
                                                                                                 --------------------
Building Products - Air & Heating (0.00%)
Belimo Holding AG                                                                   38                        36,208
                                                                                                 --------------------

Building Products - Cement & Aggregate (1.20%)
Buzzi Unicem SpA                                                                15,882                       449,602
Cementir SpA                                                                    11,899                       120,347
Cemex SAB de CV (b)                                                            865,758                     3,072,687
Ciments Francais SA                                                              1,885                       414,712
Grasim Industries Ltd (b)                                                       14,579                       930,234
Hanson PLC                                                                      26,555                       404,080
Holcim Ltd                                                                      89,392                     8,855,461
Italmobiliare SpA                                                                1,130                       120,843
Lafarge SA                                                                      68,201                    10,444,597
                                                                                                 --------------------
                                                                                                          24,812,563
                                                                                                 --------------------
Capacitors (0.37%)
Mitsumi Electric Co Ltd                                                        326,509                     7,710,894
                                                                                                 --------------------

Casino Hotels (0.05%)
Genting Bhd                                                                     93,798                     1,018,233
                                                                                                 --------------------

Cellular Telecommunications (2.28%)
America Movil SA de CV ADR                                                      51,835                     2,299,401
China Mobile Ltd                                                             1,500,823                    13,763,463
Cosmote Mobile Telecommunications SA                                           113,388                     3,496,592

Cellular Telecommunications
Mobile Telesystems OJSC ADR (c)                                                 33,402                     1,809,052
Okinawa Cellular Telephone Co                                                       18                        50,862
Partner Communications                                                          18,900                       233,622
SK Telecom Co Ltd                                                                4,563                       969,304
Turkcell Iletisim Hizmet AS                                                          1                             5
Vodafone Group PLC                                                           8,392,190                    24,402,610
                                                                                                 --------------------
                                                                                                          47,024,911
                                                                                                 --------------------
Chemicals - Diversified (1.49%)
Bayer AG                                                                       201,133                    11,820,250
C Uyemura & Co Ltd                                                                 716                        46,515
Fujimi Inc                                                                       4,500                       123,053
Israel Chemicals Ltd                                                                32                           198
Koninklijke DSM NV                                                              10,466                       518,901
Lanxess AG                                                                      15,470                       800,065
Mitsubishi Gas Chemical Co Inc                                                 711,466                     7,575,686
Nan Ya Plastics Corp                                                           834,340                     1,375,912
Shin-Etsu Chemical Co Ltd                                                      113,600                     7,380,046
Sumitomo Seika Chemicals Co Ltd                                                  9,012                        52,722
Tokuyama Corp                                                                   30,000                       481,024
Wacker Chemie AG (b)                                                             4,128                       665,268
                                                                                                 --------------------
                                                                                                          30,839,640
                                                                                                 --------------------
Chemicals - Fibers (0.01%)
Han Kuk Carbon Co Ltd                                                           14,780                        99,842
                                                                                                 --------------------

Chemicals - Other (0.03%)
H&R WASAG AG                                                                     5,336                       261,914
Kingboard Chemical Holdings Ltd                                                107,500                       442,665
                                                                                                 --------------------
                                                                                                             704,579
                                                                                                 --------------------
Chemicals - Specialty (0.35%)
Umicore                                                                         41,606                     7,299,013
                                                                                                 --------------------

Circuit Boards (0.35%)
Ibiden Co Ltd                                                                  144,000                     7,147,497
                                                                                                 --------------------

Commercial Banks (16.33%)
Aichi Bank Ltd/The                                                                 300                        34,330
Allied Irish Banks PLC                                                         375,934                    10,843,166
Alpha Bank AE                                                                  315,877                    10,160,762
Australia & New Zealand Banking Group Ltd                                      622,420                    14,070,003
Banca CR Firenze                                                                69,758                       252,756
Banca Popolare di Milano SCRL                                                   20,577                       343,822
Banco Bilbao Vizcaya Argentaria SA                                             552,719                    13,723,424
Banco di Desio e della Brianza SpA                                               9,937                       120,967
Banco do Brasil SA                                                              29,528                       966,171
Banco Espirito Santo SA                                                        292,888                     5,622,991
Banco Popolare di Verona e Novara Scrl (c)                                     286,384                     9,003,040
Banco Santander Central Hispano SA                                           1,365,112                    25,958,924
Banco Santander Chile SA ADR                                                    23,344                     1,154,594
Banif SGPS SA                                                                    4,992                        35,395
Bank Leumi Le-Israel BM                                                             68                           267
Bank Millennium SA                                                             276,030                     1,013,715
Bank of Communications Co Ltd                                                1,294,000                     1,397,163
Bank of East Asia Ltd                                                          725,400                     4,167,017
Bank of Ireland                                                                344,617                     7,712,055
Bank of Iwate Ltd/The                                                            1,181                        65,763
Bank of Nagoya Ltd/The                                                          23,731                       146,500
Bank Rakyat Indonesia                                                        3,460,000                     2,015,165

Commercial Banks
Barclays PLC                                                                 1,373,330                    19,966,682
BNP Paribas                                                                     61,558                     6,863,847
Bumiputra-Commerce Holdings Bhd                                                437,200                     1,149,047
Canadian Western Bank                                                           10,300                       220,039
China Construction Bank, Class H                                             2,332,000                     1,373,952
China Merchants Bank Co Ltd (b)                                                107,000                       230,787
Daegu Bank                                                                      25,666                       422,542
Dah Sing Banking Group Ltd                                                      32,800                        80,660
Daito Bank Ltd/The                                                              16,763                        26,253
DBS Group Holdings Ltd                                                         496,000                     7,105,554
Deutsche Bank AG                                                                98,290                    13,877,818
Deutsche Postbank AG                                                            13,452                     1,157,337
DNB NOR ASA                                                                    478,600                     7,186,382
FirstRand Ltd                                                                  514,526                     1,638,618
Fortis                                                                          12,762                       536,095
Fortis                                                                         247,580                    10,396,908
HBOS PLC                                                                       700,612                    15,292,937
Higashi-Nippon Bank Ltd/The                                                      7,213                        35,742
HSBC Holdings PLC                                                              588,502                    10,695,201
Industrial and Commercial Bank of China                                        131,304                       282,871
Intesa Sanpaolo SpA                                                                  1                             4
Julius Baer Holding AG                                                           6,975                       836,226
Kagoshima Bank Ltd/The                                                           8,902                        65,209
KBC Groep NV                                                                    87,556                    11,040,786
Keiyo Bank Ltd/The                                                              44,520                       269,673
Kookmin Bank                                                                    22,949                     1,825,683
Landesbank Berlin Holding AG (b)                                                 3,944                        36,960
Mitsubishi UFJ Financial Group Inc                                                 427                     5,165,893
Mizrahi Tefahot Bank Ltd                                                        99,910                       682,705
Mizuho Financial Group Inc                                                       1,500                    10,813,722
Musashino Bank Ltd/The                                                           3,301                       164,393
National Australia Bank Ltd                                                    323,059                    10,140,202
Oita Bank Ltd/The                                                               10,070                        71,011
Oversea-Chinese Banking Corp                                                 1,296,000                     6,666,927
Powszechna Kasa Oszczednosci Bank Polaki SA                                     48,758                       805,783
PT Bank Central Asia Tbk                                                     1,628,500                       912,676
Raiffeisen International Bank Holding AS                                        10,103                     1,542,345
Ringkjoebing Landbobank A/S                                                        232                        47,853
Royal Bank of Canada (b)(c)                                                    339,600                    15,756,424
San-In Godo Bank Ltd/The                                                         6,936                        64,141
Sberbank                                                                           833                     2,732,240
Shizuoka Bank Ltd/The                                                          384,000                     3,987,007
Societe Generale                                                                87,370                    15,429,958
Solomon Mutual Savings Bank                                                      4,346                        75,241
Sparebanken Midt-Norge                                                           6,485                        86,255
State Bank of India Ltd (a)                                                      1,364                        88,660
Sumitomo Mitsui Financial Group Inc                                              1,199                    12,220,525
Sumitomo Trust & Banking Co Ltd/The                                            979,000                    10,473,061
Swedbank AB                                                                    289,200                    10,923,100
Sydbank A/S                                                                     17,850                       912,656
Tokushima Bank Ltd/The                                                           5,625                        35,751
Tokyo Tomin Bank Ltd/The                                                         1,800                        69,954
UniCredito Italiano SpA                                                        570,190                     5,276,441
Vontobel Holding AG                                                              5,062                       253,375
Wing Hang Bank Ltd                                                              23,828                       300,614
                                                                                                 --------------------
                                                                                                         337,120,716
                                                                                                 --------------------
Commercial Services (0.05%)
Aggreko Plc                                                                    100,912                       879,793

Commercial Services
Daiseki Co Ltd                                                                   1,842                        44,951
ITE Group PLC                                                                   17,484                        53,244
                                                                                                 --------------------
                                                                                                             977,988
                                                                                                 --------------------
Computer Data Security (0.01%)
Protect Data AB                                                                  3,800                       102,245
                                                                                                 --------------------

Computer Services (0.08%)
Alten (b)                                                                        6,782                       266,330
Anite Group PLC                                                                 33,441                        52,562
Indra Sistemas SA                                                               19,448                       475,269
NEC Fielding Ltd                                                                 9,200                       121,213
Sonda SA (b)                                                                   604,703                       810,181
                                                                                                 --------------------
                                                                                                           1,725,555
                                                                                                 --------------------
Computers (0.02%)
Wincor Nixdorf AG                                                                2,630                       417,166
                                                                                                 --------------------

Computers - Integrated Systems (0.01%)
Information Services International-Dentsa Ltd                                    4,808                        63,188
Ingenico                                                                         3,303                        79,556
NS Solutions Corp                                                                3,400                        95,790
                                                                                                 --------------------
                                                                                                             238,534
                                                                                                 --------------------
Computers - Peripheral Equipment (0.02%)
Logitech International SA (b)                                                   15,959                       455,550
                                                                                                 --------------------

Consulting Services (0.03%)
Groupe Steria SCA                                                                1,402                        86,267
Poyry Oyj                                                                        4,125                        71,021
Savills PLC                                                                     36,494                       451,712
                                                                                                 --------------------
                                                                                                             609,000
                                                                                                 --------------------
Containers - Paper & Plastic (0.00%)
FP Corp                                                                            839                        31,355
                                                                                                 --------------------

Cosmetics & Toiletries (0.03%)
La Parler Co Ltd                                                                    31                        63,192
LG Household & Health Care Ltd                                                   2,736                       329,831
Pigeon Corp                                                                      7,900                       136,162
                                                                                                 --------------------
                                                                                                             529,185
                                                                                                 --------------------
Data Processing & Management (0.01%)
Tran Cosmos Inc                                                                  6,500                       143,541
                                                                                                 --------------------

Direct Marketing (0.01%)
Moshi Moshi Hotline Inc                                                          3,337                       132,728
                                                                                                 --------------------

Distribution & Wholesale (0.70%)
Diploma Plc                                                                      2,441                        41,628
Dodwell BMS Ltd                                                                 12,956                        85,887
Esprit Holdings Ltd                                                            686,000                     6,954,409
IMS-Intl Metal Service                                                           2,262                        71,081
Inabata & Co Ltd                                                                 8,556                        66,361
Inchcape Plc                                                                   657,730                     6,836,009
MARR SpA                                                                         5,516                        52,015
Matsuda Sangyo Co Ltd                                                            5,104                       102,985
Sinanen Co Ltd                                                                   5,000                        26,723
Tat Hong Holdings Ltd                                                           80,000                        67,201

Distribution & Wholesale
Trusco Nakayama Corp                                                             7,200                       139,907
                                                                                                 --------------------
                                                                                                          14,444,206
                                                                                                 --------------------
Diversified Financial Services (0.40%)
Acta Holding ASA                                                                65,167                       362,372
Cathay Financial Holding Co Ltd                                                256,402                       568,450
Challenger Financial Services Group Ltd                                         77,210                       262,613
First Financial Holding Co Ltd                                                 396,000                       288,639
Indiabulls Financial Serviced Ltd (a)(b)(d)                                     22,193                       170,184
Indiabulls Financial Services Ltd                                               53,989                       447,504
Investec Ltd                                                                   125,979                     1,500,340
Mega Financial Holding Co Ltd                                                1,772,000                     1,186,643
Shin Kong Financial Holding Co Ltd                                             541,446                       542,646
Shinhan Financial Group Co Ltd                                                  25,219                     1,317,870
Woori Finance Holdings Co Ltd                                                   70,880                     1,656,251
                                                                                                 --------------------
                                                                                                           8,303,512
                                                                                                 --------------------
Diversified Manufacturing Operations (0.46%)
Aalberts Industries NV                                                           2,511                       231,873
Charter PLC (b)                                                                537,723                     8,980,010
Senior PLC                                                                      38,895                        56,549
SKC Co Ltd                                                                      13,340                       257,165
                                                                                                 --------------------
                                                                                                           9,525,597
                                                                                                 --------------------
Diversified Minerals (2.28%)
Anglo American PLC                                                             115,475                     5,363,333
Antofagasta PLC                                                                122,397                     1,118,209
BHP Billiton PLC                                                               717,215                    13,358,478
Independence Group NL                                                           16,960                        58,608
Ludin Mining Corp (b)                                                           11,670                       400,338
Mincor Resources NL                                                             93,862                       211,376
Nittetsu Mining Co Ltd                                                          26,955                       207,277
Paladin Resources Ltd (b)(c)                                                   941,157                     6,336,503
Tek Cominco Limited (b)                                                         88,198                     6,502,429
Xstrata PLC                                                                    289,377                    13,485,839
                                                                                                 --------------------
                                                                                                          47,042,390
                                                                                                 --------------------
Diversified Operations (0.64%)
Altri SGPS SA                                                                   21,687                       155,462
Barloworld Ltd                                                                  35,720                       919,956
Bergman & Beving AB                                                              3,599                       105,382
Bidvest Group Ltd (b)                                                           67,684                     1,265,209
Citic Pacific Ltd                                                              257,000                       900,276
Grupo Carso SA de CV                                                           279,100                     1,019,733
GS Holdings Corp                                                                23,030                       760,736
Haci Omer Sabanchi Holding (b)                                                       3                             3
Hunting Plc                                                                     29,276                       337,349
Kardan NV (b)                                                                    2,998                        40,833
KOC Holding AS (b)                                                             280,928                     1,198,413
Wharf Holdings Ltd                                                           1,740,000                     6,418,403
                                                                                                 --------------------
                                                                                                          13,121,755
                                                                                                 --------------------
Electric - Distribution (0.70%)
DUET Group                                                                      18,971                        46,700
National Grid PLC                                                              949,463                    14,326,449
SP AusNet                                                                      134,708                       146,973
                                                                                                 --------------------
                                                                                                          14,520,122
                                                                                                 --------------------
Electric - Generation (0.14%)
CEZ                                                                              7,728                       329,802
China Power International Development Ltd                                    1,814,000                       982,795
China Resources Power Holdings Co                                              612,000                       959,440

Electric - Generation
Glow Energy PCL (a)                                                            721,171                       690,041
                                                                                                 --------------------
                                                                                                           2,962,078
                                                                                                 --------------------
Electric - Integrated (2.88%)
ASM SPA                                                                         42,560                       238,663
BKW FMB Energie AG                                                                 533                        61,715
CLP Holdings Ltd                                                               739,000                     5,518,210
Companhia Energetica de Minas Gerais - CEMIG (b)                            90,641,858                     1,102,698
E.ON AG                                                                        149,669                    20,299,193
Fortis Inc                                                                     126,401                     2,888,276
Hokkaido Electric Power Co Inc                                                 211,000                     5,315,214
International Power PLC                                                      1,508,278                    10,675,413
Korea Electric Power Corp                                                       20,320                       915,101
MVV Energie AG                                                                   1,224                        43,153
RWE AG                                                                         100,100                    10,458,151
Terna Participacoes SA (b)                                                      62,434                       676,059
Unified Energy System ADR (c)                                                    9,100                     1,064,700
Union Fenosa SA                                                                  5,377                       267,851
                                                                                                 --------------------
                                                                                                          59,524,397

                                                                                                 --------------------
Electric - Transmission (0.04%)
Red Electrica de Espana                                                         12,218                       491,587
Terna Rete Elettrica Nazionale SpA                                             119,126                       413,389
                                                                                                 --------------------
                                                                                                             904,976
                                                                                                 --------------------
Electric Products - Miscellaneous (0.29%)
Casio Computer Co Ltd                                                          247,200                     5,110,739
LG Electronics Inc                                                              16,962                       940,432
Solar Holdings A/S                                                                 220                        28,150
                                                                                                 --------------------
                                                                                                           6,079,321
                                                                                                 --------------------
Electronic Components - Miscellaneous (0.19%)
AAC Acoustic Technology Holdings Inc (b)                                       306,000                       286,891
Chemring Group PLC                                                               9,862                       326,486
HON HAI Precision Industry Co Ltd                                              395,194                     2,700,478
Nihon Dempa Kogyo Co Ltd                                                         3,500                       156,903
Nissin Electric Co Ltd                                                          13,000                        54,077
Star Micronics Co Ltd                                                           17,615                       367,101
Tecnocom, Telecomunicaciones y Energia SA (b)                                    1,714                        32,392
                                                                                                 --------------------
                                                                                                           3,924,328
                                                                                                 --------------------
Electronic Components - Semiconductors (0.38%)
Hynix Semiconductor Inc (b)                                                     37,036                     1,229,288
MediaTek Inc                                                                    72,740                       793,077
Nihon Aim Co Ltd                                                                    40                        62,976
Samsung Electronics Co Ltd                                                       8,093                     4,977,002
Sonix Technology Co Ltd                                                        369,000                       850,582
                                                                                                 --------------------
                                                                                                           7,912,925

                                                                                                 --------------------
Electronic Connectors (0.00%)
Iriso Electronics Co Ltd                                                           400                        13,954
                                                                                                 --------------------

Electronic Measurement Instruments (0.29%)
A&D Co Ltd                                                                       1,000                        22,083
ESPEC Corp                                                                       2,900                        36,526
Halma PLC                                                                    1,275,036                     5,893,203
Micronics Japan Co Ltd                                                           2,000                        73,086
Sartorius AG                                                                       665                        31,462
                                                                                                 --------------------
                                                                                                           6,056,360

                                                                                                 --------------------
Electronic Parts Distribution (0.00%)
Marubun Corp                                                                     2,200                        29,533
                                                                                                 --------------------

Electronic Security Devices (0.01%)
Kaba Holding AG (b)                                                                366                       114,628
                                                                                                 --------------------

Engineering - Research & Development Services (1.07%)
ABB Ltd                                                                        919,485                    16,265,565
Arcadis NV                                                                       4,213                       266,315
Bradken Ltd                                                                     33,945                       230,122
Keller Group PLC                                                                16,570                       289,742
Linde AG                                                                         4,825                       516,993
Shinko Plantech Co Ltd                                                          10,000                        94,382
WorleyParsons Ltd                                                              257,376                     4,299,094
WSP Group PLC                                                                    4,265                        50,864
                                                                                                 --------------------
                                                                                                          22,013,077
                                                                                                 --------------------
Enterprise Software & Services (0.25%)
Axon Group Plc                                                                   3,794                        49,123
Nomura Research Institute Ltd                                                   31,700                     4,938,349
Software AG                                                                      2,435                       186,612
                                                                                                 --------------------
                                                                                                           5,174,084
                                                                                                 --------------------
Entertainment Software (0.25%)
Capcom Co Ltd (c)                                                              273,517                     5,167,540
SCI Entertainment Group Plc (b)                                                  8,163                        80,751
                                                                                                 --------------------
                                                                                                           5,248,291
                                                                                                 --------------------
E-Services - Consulting (0.01%)
Ementor ASA (b)                                                                 42,398                       289,436
                                                                                                 --------------------

Feminine Health Care Products (0.02%)
Hengan International Group Co Ltd                                              138,298                       377,295
                                                                                                 --------------------

Filtration & Separation Products (0.04%)
Alfa Laval AB                                                                   18,881                       885,648
                                                                                                 --------------------

Finance - Credit Card (0.02%)
LG Card Co Ltd                                                                   5,196                       339,409
                                                                                                 --------------------

Finance - Investment Banker & Broker (1.94%)
Babcock & Brown Ltd                                                             34,875                       704,135
Credit Suisse Group                                                            287,679                    20,321,312
Macquarie Bank Ltd (c)                                                         108,717                     6,837,499
Takagi Securities Co Ltd                                                        20,273                        89,371
UBS AG                                                                         191,829                    12,000,399
                                                                                                 --------------------
                                                                                                          39,952,716
                                                                                                 --------------------
Finance - Leasing Company (0.75%)
Banca Italease SpA                                                              14,013                       973,467
ORIX Corp                                                                       50,498                    14,478,214
                                                                                                 --------------------
                                                                                                          15,451,681

                                                                                                 --------------------
Finance - Other Services (1.52%)
Datamonitor PLC                                                                  6,429                        72,061
Deutsche Boerse AG                                                              72,166                    15,180,961
Grupo Financiero Banorte SA de CV                                              444,300                     1,767,880
Intermediate Capital Group PLC                                                  10,216                       373,330
Man Group Plc                                                                1,338,627                    14,064,026
                                                                                                 --------------------
                                                                                                          31,458,258
                                                                                                 --------------------
Fisheries (0.02%)
Nippon Suisan Kaisha Ltd                                                        78,400                       461,253
                                                                                                 --------------------


Food - Catering (0.02%)
Sodexho Alliance SA                                                              6,988                       487,725
                                                                                                 --------------------

Food - Dairy Products (0.61%)
Meiji Dairies Corp                                                             894,118                     6,838,506
Morinaga Milk Industry Co Ltd                                                   11,000                        48,218
Robert Wiseman Dairies Plc                                                       8,708                        94,740
Vivartia SA                                                                      3,546                        67,484
Wimm-Bill-Dann Foods OJSC ADR                                                   22,956                     1,493,517
Yakult Honsha Co Ltd                                                           143,800                     4,110,955
                                                                                                 --------------------
                                                                                                          12,653,420
                                                                                                 --------------------
Food - Meat Products (0.01%)
Hk-Ruokatalo Oyj                                                                 5,441                       107,153
                                                                                                 --------------------

Food - Miscellaneous/Diversified (1.93%)
Bonduelle S.C.A.                                                                 1,084                       139,447
Groupe Danone                                                                   93,454                    14,397,215
Iaws Group Plc                                                                  22,802                       546,832
J-Oil Mills Inc                                                                 17,000                        70,293
Nestle SA                                                                       64,578                    23,691,322
Tiger Brands Ltd                                                                32,257                       769,577
Viscofan SA                                                                      8,670                       167,354
                                                                                                 --------------------
                                                                                                          39,782,040
                                                                                                 --------------------
Food - Retail (0.42%)
BIM Birlesik Magazalar AS                                                       11,682                       693,528
Colruyt SA                                                                       2,167                       461,785
Hakon Invest AB                                                                  2,600                        61,540
Metro Inc                                                                        9,000                       289,166
Shoprite Holdings Ltd                                                          311,962                     1,149,015
Super-Sol Ltd (b)                                                               49,800                       195,156
WM Morrison Supermarkets PLC                                                 1,042,679                     5,787,198
                                                                                                 --------------------
                                                                                                           8,637,388
                                                                                                 --------------------
Food - Wholesale & Distribution (0.02%)
Olam International Ltd                                                          90,000                       115,452
Sligro Food Group NV                                                             3,482                       237,806
                                                                                                 --------------------
                                                                                                             353,258
                                                                                                 --------------------
Footwear & Related Apparel (0.02%)
Geox SpA                                                                         8,837                       142,014
Prime Success International Group                                              238,292                       265,530
                                                                                                 --------------------
                                                                                                             407,544
                                                                                                 --------------------
Gas - Distribution (0.48%)
Centrica PLC                                                                 1,176,610                     8,576,414
Enagas                                                                          11,801                       258,707
Korea Gas Corp                                                                  26,680                     1,055,581
                                                                                                 --------------------
                                                                                                           9,890,702
                                                                                                 --------------------
Gold Mining (0.02%)
Banro Corp (b)                                                                   5,400                        65,389
Inmet Mining Corp                                                                6,733                       348,379
                                                                                                 --------------------
                                                                                                             413,768
                                                                                                 --------------------
Home Decoration Products (0.01%)
Hunter Douglas NV                                                                2,733                       224,589
                                                                                                 --------------------

Hotels & Motels (0.05%)
Italjolly-Compagina Italiana dei Jolly Hotels SpA (b)                            1,840                        59,451
Millennium & Copthorne Hotels PLC                                               29,214                       364,759

Hotels & Motels
Sol Melia SA                                                                    24,670                       529,573
                                                                                                 --------------------
                                                                                                             953,783
                                                                                                 --------------------
Human Resources (0.30%)
Michael Page International Plc                                                 648,124                     6,080,380
Robert Walters Plc                                                              22,858                       152,917
Tempstaff Co Ltd                                                                    13                        17,774
                                                                                                 --------------------
                                                                                                           6,251,071
                                                                                                 --------------------
Import & Export (1.01%)
Itochu Corp                                                                    850,000                     7,423,766
Sumitomo Corp                                                                  862,300                    13,376,082
                                                                                                 --------------------
                                                                                                          20,799,848
                                                                                                 --------------------
Independent Power Producer (0.00%)
YTL Power International                                                         21,726                        13,716
                                                                                                 --------------------

Industrial Audio & Video Products (0.01%)
EVS Broadcast Equipment SA                                                       1,959                       113,621
                                                                                                 --------------------

Industrial Gases (0.02%)
Air Liquide                                                                          1                           140
Air Water Inc                                                                    8,000                        87,173
Taiyo Nippon Sanso Corp                                                         25,000                       227,875
                                                                                                 --------------------
                                                                                                             315,188
                                                                                                 --------------------
Instruments - Controls (0.02%)
Rotork Plc                                                                      24,440                       400,227
                                                                                                 --------------------

Internet Content - Information & News (0.01%)
Iress Market Technology Ltd                                                     24,706                       141,012
Seek Ltd                                                                        17,945                        87,513
                                                                                                 --------------------
                                                                                                             228,525
                                                                                                 --------------------
Internet Gambling (0.02%)
IG Group Holdings PLC                                                           89,305                       480,757
                                                                                                 --------------------

Investment Companies (0.01%)
ABG Sundal Collier ASA                                                          41,114                        92,239
Arques Industries AG                                                             3,177                        74,493
Bure Equity AB (b)                                                              67,046                        34,150
                                                                                                 --------------------
                                                                                                             200,882
                                                                                                 --------------------
Investment Management & Advisory Services (0.08%)
Addenda Capital Inc                                                              1,657                        35,131
Allco Finance Group Ltd                                                         35,830                       349,466
Kenedix Inc                                                                        131                       628,513
MFS Ltd                                                                         73,139                       315,218
Risa Partners Inc                                                                   32                       158,303
Secured Capital Japan Co Ltd                                                        30                        80,544
Simplex Investment Advisors Inc (b)                                                 92                       103,679
                                                                                                 --------------------
                                                                                                           1,670,854
                                                                                                 --------------------
Leisure & Recreation Products (0.00%)
Beneteau SA                                                                        627                        70,280
                                                                                                 --------------------

Life & Health Insurance (0.64%)
Aviva PLC                                                                      630,428                    10,168,993
China Life Insurance Co Ltd                                                    481,000                     1,404,640
Sanlam Ltd                                                                     509,939                     1,316,860
Swiss Life Holding (b)                                                           1,639                       412,501
                                                                                                 --------------------
                                                                                                          13,302,994
                                                                                                 --------------------

Lighting Products & Systems (0.01%)
Zumtobel AG (b)                                                                  4,139                       134,757
                                                                                                 --------------------

Lottery Services (0.01%)
Intralot SA-Integrated Lottery Systems                                           8,279                       278,610
                                                                                                 --------------------

Machinery - Construction & Mining (0.76%)
Aichi Corp                                                                      16,246                       159,256
Danieli & Co SpA                                                                 4,808                        94,938
Duro Felguera SA                                                                18,062                       191,155
Hitachi Construction Machinery Co Ltd                                          155,600                     4,370,932
Komatsu Ltd                                                                    499,500                    10,554,566
Palfinger AG                                                                       536                        78,592
Takeuchi Manufacturing Co Ltd                                                    6,200                       297,464
                                                                                                 --------------------
                                                                                                          15,746,903

                                                                                                 --------------------
Machinery - Electrical (0.06%)
Disco Corp                                                                       5,083                       319,688
KCI Konecranes Oyj                                                              25,501                       822,281
                                                                                                 --------------------
                                                                                                           1,141,969
                                                                                                 --------------------
Machinery - General Industry (1.60%)
Deutz AG (b)                                                                     5,726                        88,064
Frigoglass SA                                                                    3,803                        83,668
Haulotte Group                                                                  16,043                       492,633
Industrias CH SA (b)                                                           265,414                     1,155,474
Laperriere & Verreault Group (b)                                                 1,636                        46,294
MAN AG                                                                         147,525                    15,497,576
Metso Oyj                                                                      118,253                     6,263,671
Miyachi Corp                                                                     5,100                        96,565
MMI Holding Ltd                                                                348,118                       303,756
Sintokogio Ltd                                                                  16,179                       225,364
Sumitomo Heavy Industries Ltd                                                  843,000                     8,759,712
                                                                                                 --------------------
                                                                                                          33,012,777
                                                                                                 --------------------
Machinery - Material Handling (0.01%)
Fuji Machine Manufacturing Co Ltd                                               10,833                       209,156
                                                                                                 --------------------

Machinery Tools & Related Products (0.27%)
Gildemeister AG                                                                 11,528                       154,458
Mori Seiki Co Ltd                                                              249,300                     5,453,696
Schweiter Technologies AG                                                           82                        28,665
                                                                                                 --------------------
                                                                                                           5,636,819
                                                                                                 --------------------
Medical - Biomedical/Gene (0.00%)
Arpida Ltd (b)                                                                   3,198                        82,287
                                                                                                 --------------------

Medical - Drugs (5.00%)
Actelion Ltd (b)                                                                30,982                     7,535,927
Astellas Pharma Inc                                                            167,500                     7,120,277
AstraZeneca PLC                                                                290,178                    16,191,314
Daewoong Pharmaceutical Co Ltd                                                   3,332                       190,754
Dr Reddy's Laboratories Ltd ADR (c)                                             40,629                       685,411
Eisai Co Ltd                                                                   127,600                     6,544,945
GlaxoSmithKline PLC                                                            345,864                     9,275,499
Kyorin Co Ltd                                                                   15,000                       196,014
Nippon Shinyaku Co Ltd                                                          10,166                        84,155
Novartis AG                                                                    139,911                     8,049,397
Oriola-KD OYJ                                                                   12,352                        52,644
Roche Holding AG                                                               134,193                    25,216,825
Sanofi-Aventis                                                                  34,510                     3,033,821

Medical - Drugs
Santen Pharmaceutical Co Ltd                                                     5,100                       143,686
Shire PLC                                                                      312,606                     6,559,456
Takeda Pharmaceutical Co Ltd                                                   187,600                    12,234,107
                                                                                                 --------------------
                                                                                                         103,114,232
                                                                                                 --------------------
Medical - Generic Drugs (0.09%)
Sawai Pharmaceutical Co Ltd                                                      8,436                       355,811
Teva Pharmaceutical Industries Ltd ADR (c)                                      38,496                     1,351,209
Towa Pharmaceutical Co Ltd                                                       2,030                        63,921
                                                                                                 --------------------
                                                                                                           1,770,941
                                                                                                 --------------------
Medical - HMO (0.05%)
Odontoprev SA (b)                                                               57,698                     1,064,834
                                                                                                 --------------------

Medical - Hospitals (0.03%)
Healthscope Ltd                                                                110,424                       527,360
                                                                                                 --------------------

Medical - Nursing Homes (0.01%)
Orpea (b)                                                                        2,392                       211,375
                                                                                                 --------------------

Medical - Wholesale Drug Distribution (0.02%)
Meda AB                                                                         11,693                       427,344
Meda AB (b)                                                                      6,800                        10,469
                                                                                                 --------------------
                                                                                                             437,813
                                                                                                 --------------------
Medical Information Systems (0.01%)
IBA Health Ltd                                                                 123,193                       147,325
                                                                                                 --------------------

Medical Instruments (0.01%)
Nihon Kohden Corp                                                                8,998                       191,994
                                                                                                 --------------------

Medical Laboratory & Testing Service (0.00%)
BML Inc                                                                          3,261                        65,123
                                                                                                 --------------------

Medical Products (0.43%)
Bespak Plc                                                                       1,801                        25,795
Phonak Holding AG                                                              115,258                     8,920,181
                                                                                                 --------------------
                                                                                                           8,945,976
                                                                                                 --------------------
Metal - Aluminum (0.01%)
Aluminium of Greece S.A.I.C.                                                     8,431                       188,564
                                                                                                 --------------------

Metal - Diversified (0.98%)
Anvil Mining Ltd (b)                                                             6,227                        62,969
Hindustan Zinc Ltd                                                              49,775                       797,085
Kagara Zinc Ltd                                                                 41,980                       178,645
LionOre Mining International Ltd (b)                                            60,367                       702,777
MMC Norilsk Nickel ADR                                                          12,772                     2,158,468
Pacific Metals Co Ltd                                                           38,000                       436,742
Perilya Ltd                                                                     48,709                       196,311
Rio Tinto Ltd (c)                                                              117,791                     7,006,632
Rio Tinto PLC                                                                   47,505                     2,534,011
Sally Malay Mining Ltd (b)                                                      49,793                       121,413
Zinifex Ltd                                                                    467,087                     5,948,536
                                                                                                 --------------------
                                                                                                          20,143,589
                                                                                                 --------------------
Metal - Iron (0.03%)
Novolipetsk Steel                                                               14,750                       363,735
Novolipetsk Steel (a)(b)(c)                                                     10,268                       253,209
                                                                                                 --------------------
                                                                                                             616,944
                                                                                                 --------------------

Metal Processors & Fabrication (0.40%)
Ahresty Corp                                                                     2,200                        65,264
Catcher Technology Co Ltd                                                      165,289                     1,772,011
NSK Ltd                                                                        611,000                     5,594,589
NTN Corp                                                                        43,176                       390,688
Ryobi Ltd                                                                       28,596                       242,170
Taewoong Co Ltd                                                                  1,363                        41,693
TK Corp                                                                          3,947                        49,049
Tocalo Co Ltd                                                                    3,100                        95,559
                                                                                                 --------------------
                                                                                                           8,251,023
                                                                                                 --------------------
Metal Products - Distribution (0.01%)
Daiichi Jitsugyo Co Ltd                                                          8,338                        41,939
Furusato Industries Ltd                                                          3,329                        49,764
Sato Shoji Corp                                                                  3,891                        37,917
Yamazen Corp                                                                     8,461                        55,528
                                                                                                 --------------------
                                                                                                             185,148
                                                                                                 --------------------
Metal Products - Fasteners (0.00%)
Oiles Corp                                                                       3,502                        86,476
                                                                                                 --------------------

Miscellaneous Manufacturers (0.02%)
Mecalux SA                                                                       4,578                       225,305
Nippon Pillar Packing Co Ltd                                                    11,573                       125,435
Peace Mark Holdings Ltd                                                        180,000                       150,777
                                                                                                 --------------------
                                                                                                             501,517
                                                                                                 --------------------
Mortgage Banks (0.04%)
Aareal Bank AG                                                                   2,415                       115,360
Bradford & Bingley PLC                                                          89,000                       799,545
                                                                                                 --------------------
                                                                                                             914,905
                                                                                                 --------------------
Motion Pictures & Services (0.00%)
Bandai Visual Co Ltd                                                                 7                        18,619
                                                                                                 --------------------

Multi-Line Insurance (2.89%)
Aegon NV                                                                             2                            47
Allianz SE                                                                      81,163                    16,186,055
Alm. Brand Skadesforsikring A/S (b)                                              2,675                       201,065
AXA SA                                                                         405,813                    17,105,236
Fondiaria-Sai SpA                                                               12,403                       561,429
Grupo Catalana Occidente SA                                                      6,177                       243,135
Helvetia Holding AG                                                                501                       195,380
ING Groep NV                                                                   313,002                    13,686,826
Porto Seguro SA                                                                 39,849                     1,305,756
Zurich Financial Services AG                                                    37,522                    10,092,155
                                                                                                 --------------------
                                                                                                          59,577,084
                                                                                                 --------------------
Multimedia (0.96%)
Corus Entertainment - B Shares (b)                                               6,237                       259,698
Informa PLC                                                                    369,764                     4,057,393
Vivendi                                                                        375,273                    15,446,232
                                                                                                 --------------------
                                                                                                          19,763,323
                                                                                                 --------------------
Non-Ferrous Metals (0.13%)
Denison Mines Corp (b)                                                          26,000                       252,974
Energy Metals Corp (b)                                                           6,322                        56,354
Energy Resources of Australia Ltd                                               10,666                       172,197
Grupo Mexico SAB de CV                                                          47,100                       193,790
Hudbay Minerals (b)                                                             31,537                       584,217
International Nickel Indonesia Tbk PT                                           67,500                       244,780
Korea Zinc Co Ltd                                                                2,276                       201,855

Non-Ferrous Metals
Poongsan Corp                                                                   44,561                       901,633
                                                                                                 --------------------
                                                                                                           2,607,800
                                                                                                 --------------------
Office Automation & Equipment (1.12%)
Canon Inc                                                                      320,864                    16,883,381
Neopost SA                                                                      47,761                     6,144,035
                                                                                                 --------------------
                                                                                                          23,027,416

                                                                                                 --------------------
Oil - Field Services (0.53%)
CCS Income Trust                                                                 4,804                       152,636
Expro International Group                                                       16,778                       302,609
Fugro NV                                                                       135,384                     6,429,968
Petrofac Ltd                                                                   529,553                     3,987,410
                                                                                                 --------------------
                                                                                                          10,872,623
                                                                                                 --------------------
Oil & Gas Drilling (0.00%)
Petrolia Drilling ASA (b)                                                       46,000                        25,137
                                                                                                 --------------------

Oil Company - Exploration & Production (0.96%)
Avenir Diversified Income Trust                                                 12,401                        75,241
Bonterra Energy Income Trust                                                     1,304                        26,561
Dana Petroleum Plc (b)                                                         195,522                     3,918,276
EnCana (b)                                                                     177,398                     8,509,617
Mission Oil & Gas Inc (b)                                                       14,858                       155,802
Oao Gazprom (a)(b)(e)                                                            7,168                       775,040
Oao Gazprom (b)                                                                139,861                     6,048,988
Oilexco Inc (b)                                                                 32,327                       226,630
Rally Energy Corp (b)                                                           17,275                        66,058
                                                                                                 --------------------
                                                                                                          19,802,213
                                                                                                 --------------------
Oil Company - Integrated (5.31%)
BG Group PLC                                                                   665,840                     8,745,217
BP PLC                                                                       1,518,800                    15,949,519
China Petroleum & Chemical Corp                                              2,846,768                     2,380,951
ENI SpA                                                                        602,413                    19,393,419
Husky Energy Inc                                                                78,100                     5,008,674
LUKOIL ADR                                                                      51,973                     4,209,813
PetroChina Co Ltd                                                            3,201,587                     3,924,302
Petroleo Brasileiro SA ADR (c)                                                  47,747                     4,692,575
Royal Dutch Shell PLC - A Shares                                               466,155                    15,697,860
Royal Dutch Shell PLC - B Shares                                               313,935                    10,522,479
Sasol Ltd                                                                       31,382                     1,066,562
Total SA                                                                       266,923                    18,020,999
                                                                                                 --------------------
                                                                                                         109,612,370
                                                                                                 --------------------
Oil Field Machinery & Equipment (0.01%)
Schoeller-Bleckmann Oilfield Equipment                                           2,529                       121,300
                                                                                                 --------------------

Oil Refining & Marketing (0.13%)
Fuchs Petrolub AG                                                                2,083                       155,020
Parkland Income Fund                                                             1,024                        30,331
SK Corp                                                                         11,417                       871,888
Thai Oil Public (a)(b)                                                         511,619                       846,564
Tupras Turkiye Petrol Rafinerileri AS                                           45,165                       802,790
                                                                                                 --------------------
                                                                                                           2,706,593
                                                                                                 --------------------
Optical Supplies (0.05%)
Cie Generale d'Optique Essilor International SA                                  8,903                       998,505
                                                                                                 --------------------

Paper & Related Products (0.03%)
Cascades Inc                                                                     2,600                        32,810
Portucel-Empresa Produtora de Pasta e Papel SA                                  39,466                       134,768

Paper & Related Products
Votorantim Celulose e Papel SA ADR (b)                                          26,000                       469,300
                                                                                                 --------------------
                                                                                                             636,878
                                                                                                 --------------------
Petrochemicals (0.08%)
Formosa Chemicals & Fibre Corp                                                 538,000                       960,743
Honam Petrochemical Corp                                                         1,099                        88,831
LG Petrochemical Co Ltd                                                         20,190                       632,613
                                                                                                 --------------------
                                                                                                           1,682,187
                                                                                                 --------------------
Pharmacy Services (0.05%)
Profarma Distribuidora de Produtos Farmacenticos SA (b)                         57,536                     1,002,251
                                                                                                 --------------------

Photo Equipment & Supplies (0.29%)
Olympus Corp                                                                   184,000                     5,885,317
                                                                                                 --------------------

Pipelines (0.33%)
AltaGas Income Trust                                                             4,638                       101,446
Pembina Pipeline Income Fund                                                     6,730                        91,960
TransCanada Corp (b)                                                            87,300                     2,895,411
TransCanada Corp                                                               109,400                     3,630,986
                                                                                                 --------------------
                                                                                                           6,719,803
                                                                                                 --------------------
Platinum (0.16%)
Anglo Platinum Ltd                                                              14,068                     1,768,727
Impala Platinum Holdings Ltd                                                    49,063                     1,410,001
Platmin Ltd (b)                                                                 10,300                        60,392
                                                                                                 --------------------
                                                                                                           3,239,120
                                                                                                 --------------------
Power Converter & Supply Equipment (0.04%)
Delta Electronics Inc                                                          243,900                       796,284
                                                                                                 --------------------

Printing - Commercial (0.03%)
De La Rue Plc                                                                   49,011                       632,642
                                                                                                 --------------------

Property & Casualty Insurance (1.34%)
Admiral Group PLC                                                              218,188                     4,374,649
Beazley Group PLC                                                              116,902                       334,183
Chaucer Holdings PLC                                                            52,454                        97,904
Dongbu Insurance Co Ltd                                                         43,510                     1,141,473
FBD Holdings Plc                                                                 2,394                       123,561
Hiscox Ltd                                                                      42,584                       212,510
LIG Non-Life Insurance Co Ltd                                                   30,700                       494,004
Millea Holdings Inc                                                            212,600                     7,592,857
QBE Insurance Group Ltd                                                        551,407                    13,188,380
                                                                                                 --------------------
                                                                                                          27,559,521
                                                                                                 --------------------
Public Thoroughfares (0.01%)
Road King Infrastructure                                                       135,000                       210,604
                                                                                                 --------------------

Publishing - Books (0.01%)
KADOKAWA GROUP HOLDINGS INC                                                      3,624                       117,116
                                                                                                 --------------------

Publishing - Periodicals (0.04%)
United Business Media PLC                                                       36,673                       507,246
Woongjin Thinkbig Co Ltd                                                        19,600                       333,085
                                                                                                 --------------------
                                                                                                             840,331
                                                                                                 --------------------
Real Estate Magagement & Services (0.57%)
Aedes SPA                                                                        8,315                        70,985
Ardepro Co Ltd                                                                   1,005                       340,191
Arnest One Corp                                                                  9,131                       125,525

Real Estate Magagement & Services
Atrium Co Ltd                                                                    5,067                       162,490
Beni Stabili SpA                                                               328,139                       538,879
DTZ Holdings PLC                                                                 9,488                       130,395
IMMOFINANZ AG (b)                                                              398,757                     6,054,766
IVG Immobilien AG                                                               17,342                       783,639
Nexity                                                                          34,936                     2,923,286
Orco Property Group                                                                798                       120,545
Pierre & Vacances                                                                  869                       106,353
Sumitomo Real Estate Sales Co Ltd                                                2,358                       176,635
TOSEI CORP                                                                         111                       127,851
                                                                                                 --------------------
                                                                                                          11,661,540
                                                                                                 --------------------
Real Estate Operator & Developer (2.57%)
Brookfield Asset Management Inc (b)                                            301,059                    14,707,581
Derwent Valley Holdings PLC                                                      5,824                       222,671
FKP Property Group                                                              15,995                        87,195
Ho Bee Investment Ltd                                                          169,000                       166,172
Huaku Construction Corp                                                        429,000                       831,239
Huang Hsiang Construction Co                                                   619,930                     1,297,208
Intershop Holdings                                                                 136                        35,541
Joint Corp                                                                     141,678                     5,189,068
Kowloon Development Co Ltd - Rights (b)                                         24,000                         1,629
Kowloon Development Co Ltd                                                       5,000                         9,388
Mitsui Fudosan Co Ltd                                                          455,000                    11,801,044
Neo-China Group Holdings Ltd                                                   140,000                        21,338
Nihon Eslead Corp                                                                  700                        20,476
Norwegian Property ASA (b)                                                       4,397                        49,500
Riofisa SA (b)                                                                   2,783                       158,184
Rodobens Negocios Imobiliarios SA (b)                                           52,422                       553,824
Shanghai Real Estate Ltd                                                       152,000                        39,326
Shenzhen Investment Ltd                                                      3,624,000                     1,476,048
Shoei Co Ltd                                                                     5,400                       148,558
Sistema-Hals (a)(b)                                                            107,750                     1,373,813
Sumitomo Realty & Development Co Ltd                                           282,000                     9,791,018
TK Development (b)                                                              10,200                       146,203
Unite Group Plc                                                                 30,877                       303,322
UOL Group Ltd                                                                1,308,000                     4,343,817
Wheelock Properties S Ltd                                                       56,000                        99,186
Wing Tai Holdings Ltd                                                          147,578                       240,245
                                                                                                 --------------------
                                                                                                          53,113,594
                                                                                                 --------------------
Recycling (0.02%)
Asahi Pretec Corp                                                               19,088                       414,406
                                                                                                 --------------------

Reinsurance (0.39%)
Swiss Reinsurance                                                               97,212                     8,082,435
                                                                                                 --------------------

REITS - Apartments (0.02%)
Boardwalk Real Estate Investment Trust (b)                                       9,400                       334,687
                                                                                                 --------------------

REITS - Diversified (0.78%)
Allco Commercial Real Estate Investment                                         46,000                        33,249
British Land Co PLC                                                            251,116                     7,740,992
Canadian Real Estate Investment Trust                                            8,265                       228,467
Dundee Real Estate Investment Trust                                              8,600                       291,953
Hammerson PLC                                                                  234,120                     6,743,289
Rodamco Europe NV                                                                7,201                       973,273
Suntec Real Estate Investment Trust                                            129,000                       154,561
                                                                                                 --------------------
                                                                                                          16,165,784
                                                                                                 --------------------

REITS - Office Property (0.01%)
DA Office Investment Corp                                                           17                       106,215
                                                                                                 --------------------

Rental - Auto & Equipment (0.04%)
Boom Logistics Ltd                                                              62,686                       200,556
Ramirent Oyj                                                                     4,381                       283,559
Sixt AG                                                                          4,021                       239,295
                                                                                                 --------------------
                                                                                                             723,410
                                                                                                 --------------------
Retail - Apparel & Shoe (0.45%)
Inditex SA                                                                     157,661                     8,932,582
Just Group Ltd                                                                  41,720                       115,335
KappAhl Holding AB                                                              16,138                       191,568
Specialty Fashion Group Ltd                                                          1                             1
                                                                                                 --------------------
                                                                                                           9,239,486
                                                                                                 --------------------
Retail - Automobile (0.04%)
Lookers Plc                                                                     16,320                        55,231
PT Astra International Tbk                                                     489,500                       798,799
                                                                                                 --------------------
                                                                                                             854,030
                                                                                                 --------------------
Retail - Catalog Shopping (0.03%)
Belluna Co Ltd                                                                  14,550                       219,070
N Brown Group PLC                                                               59,715                       360,768
                                                                                                 --------------------
                                                                                                             579,838
                                                                                                 --------------------
Retail - Consumer Electronics (0.04%)
Gigas K's Denki Corp                                                             6,557                       186,365
Joshin Denki Co Ltd                                                             26,332                       170,848
Kesa Electricals PLC                                                            81,360                       542,688
                                                                                                 --------------------
                                                                                                             899,901
                                                                                                 --------------------
Retail - Convenience Store (0.20%)
Alimentation Couche Tard Inc                                                   184,200                     4,054,028
                                                                                                 --------------------

Retail - Hypermarkets (0.03%)
Wumart Stores Inc (a)                                                          632,000                       556,917
                                                                                                 --------------------

Retail - Jewelry (0.53%)
Folli - Follie SA                                                                3,567                       146,446
Swatch Group AG                                                                 45,159                    10,721,018
                                                                                                 --------------------
                                                                                                          10,867,464
                                                                                                 --------------------
Retail - Mail Order (0.00%)
Takkt AG                                                                         1,265                        22,110
                                                                                                 --------------------

Retail - Major Department Store (0.72%)
David Jones Ltd                                                                 32,455                       113,917
Grupo Famsa SA (b)                                                              68,203                       308,946
Hyundai Department Store Co Ltd                                                 12,762                     1,011,200
Marks & Spencer Group PLC                                                      962,391                    12,781,962
Parkson Retail Group Ltd                                                       126,500                       712,090
                                                                                                 --------------------
                                                                                                          14,928,115
                                                                                                 --------------------
Retail - Miscellaneous/Diversified (0.10%)
Dufry South America Ltd (b)                                                     55,009                       877,948
Izumi Co Ltd                                                                     9,198                       351,366
Macintosh Retail Group NV                                                        2,642                       101,169
Massmart Holdings Ltd                                                           64,422                       676,957
                                                                                                 --------------------
                                                                                                           2,007,440
                                                                                                 --------------------
Retail - Office Supplies (0.00%)
Bechtle AG                                                                       1,102                        30,880
                                                                                                 --------------------

Retail - Pubs (0.96%)
Mitchells & Butlers PLC                                                        480,670                     6,572,878
Punch Taverns PLC                                                              586,828                    13,224,325
                                                                                                 --------------------
                                                                                                          19,797,203
                                                                                                 --------------------
Retail - Toy Store (0.01%)
JUMBO SA                                                                         8,103                       185,664
                                                                                                 --------------------

Retail - Video Rental (0.01%)
Geo Corp                                                                           129                       264,029
                                                                                                 --------------------

Rubber & Plastic Products (0.01%)
Semperit AG Holding                                                                989                        40,604
Tokai Rubber Industries Inc                                                      5,067                        88,803
                                                                                                 --------------------
                                                                                                             129,407
                                                                                                 --------------------
Satellite Telecommunications (0.03%)
Eutelsat Communications                                                         29,600                       594,122
                                                                                                 --------------------

Schools (0.02%)
MegaStudy Co Ltd                                                                 2,288                       316,407
Raffles Education Corp Ltd                                                      87,334                       105,777
                                                                                                 --------------------
                                                                                                             422,184
                                                                                                 --------------------
Security Services (0.01%)
Garda World Security Corp (b)                                                    7,052                       120,150
                                                                                                 --------------------

Semiconductor Component - Integrated Circuits (0.30%)
Holtek Semiconductor Inc                                                       312,881                       591,991
Powertech Technology Inc                                                       322,000                     1,339,752
Realtek Semiconductor Corp                                                   1,176,000                     1,885,771
Taiwan Semiconductor Manufacturing Co Ltd                                    1,207,133                     2,470,944
                                                                                                 --------------------
                                                                                                           6,288,458
                                                                                                 --------------------
Shipbuilding (0.05%)
Hyundai Heavy Industries                                                         7,005                     1,008,155
                                                                                                 --------------------

Soap & Cleaning Products (0.50%)
Reckitt Benckiser PLC                                                          215,875                    10,387,007
                                                                                                 --------------------

Special Purpose Banks (0.18%)
IKB Deutsche Industriebank AG                                                   89,878                     3,801,292
                                                                                                 --------------------

Steel - Producers (1.89%)
Angang Steel Co Ltd                                                            982,000                     1,536,979
Boehler-Uddeholm AG                                                              6,006                       422,945
China Steel Corp                                                             1,137,000                     1,174,052
Evraz Group SA                                                                  14,000                       382,480
Evraz Group SA (a)                                                              18,395                       511,565
IPSCO (b)                                                                       61,899                     6,258,279
Maanshan Iron & Steel                                                        2,138,000                     1,363,711
Mittal Steel South Africa Ltd                                                   56,475                       845,326
Nippon Steel Corp                                                            1,789,000                    10,554,922
Osaka Steel Co Ltd                                                               5,773                       114,809
POSCO ADR (c)                                                                   28,269                     2,492,760
Salzgitter AG                                                                   56,897                     7,252,560
Schmolz + Bickenbach AG                                                          2,201                       174,767
Tenaris SA ADR                                                                  18,381                       872,546
ThyssenKrupp AG                                                                105,504                     4,961,335
                                                                                                 --------------------
                                                                                                          38,919,036
                                                                                                 --------------------

Steel - Specialty (0.04%)
Gloria Material Technology Corp                                                375,000                       564,886
Mitsubishi Steel Manufacturing Co Ltd                                           74,610                       343,745
                                                                                                 --------------------
                                                                                                             908,631
                                                                                                 --------------------
Steel Pipe & Tube (0.05%)
Confab Industrial SA (b)                                                        41,430                       117,811
TMK OAO (b)                                                                     25,626                       899,473
                                                                                                 --------------------
                                                                                                           1,017,284
                                                                                                 --------------------
Storage & Warehousing (0.00%)
Big Yellow Group PLC                                                             2,877                        35,328
                                                                                                 --------------------

Sugar (0.18%)
Tate & Lyle PLC                                                                318,378                     3,665,557
                                                                                                 --------------------

Telecommunication Equipment (0.11%)
COM DEV International Ltd (b)                                                    7,637                        37,315
Foxconn International Holdings Ltd (b)                                         457,968                     1,369,643
Tandberg ASA                                                                    41,700                       694,972
Vtech Holdings Ltd                                                              26,000                       160,345
                                                                                                 --------------------
                                                                                                           2,262,275
                                                                                                 --------------------
Telecommunication Services (1.01%)
Digi.Com BHD                                                                   187,207                       823,593
StarHub Ltd                                                                  2,761,367                     4,890,876
Telekomunikasi Indonesia Tbk PT                                                519,000                       538,961
Telenet Group Holding NV (b)                                                     6,800                       211,467
Telenor ASA                                                                    705,500                    14,301,631
                                                                                                 --------------------
                                                                                                          20,766,528
                                                                                                 --------------------
Telephone - Integrated (2.11%)
Belgacom SA                                                                    142,401                     6,447,717
Bezeq Israeli Telecommunication Corp Ltd                                       321,700                       513,049
BT Group PLC                                                                 2,716,048                    16,328,946
Carso Global Telecom SA de CV (b)                                              584,200                     2,218,353
Elisa OYJ                                                                       21,191                       623,647
Royal KPN NV                                                                   972,522                    14,006,345
Telecom Argentina SA ADR (b)                                                    26,200                       539,720
Telefonos de Mexico SA de CV ADR (c)                                            47,449                     1,456,684
Telkom SA Ltd                                                                   65,641                     1,463,516
                                                                                                 --------------------
                                                                                                          43,597,977
                                                                                                 --------------------
Television (0.35%)
BEC World PCL (a)(b)                                                           906,400                       529,494
Carrere Group (b)                                                                1,325                        43,864
Endemol NV                                                                      13,823                       360,326
Modern Times Group - B Shares                                                  100,540                     6,357,935
                                                                                                 --------------------
                                                                                                           7,291,619
                                                                                                 --------------------
Textile - Apparel (0.00%)
Antichi Pellettieri SpA (b)                                                      1,762                        22,965
                                                                                                 --------------------

Textile - Products (0.04%)
Nishat Mills Ltd                                                               500,000                       852,203
                                                                                                 --------------------

Tobacco (1.34%)
British American Tobacco PLC                                                   304,180                     9,227,355
Japan Tobacco Inc                                                                2,228                    10,707,988
KT&G Corp                                                                      127,900                     7,784,036
                                                                                                 --------------------
                                                                                                          27,719,379
                                                                                                 --------------------

Tools - Hand Held (0.37%)
Hitachi Koki Co Ltd                                                             30,856                       471,227
Makita Corp                                                                    209,500                     7,239,103
                                                                                                 --------------------
                                                                                                           7,710,330
                                                                                                 --------------------
Toys (0.84%)
Nintendo Co Ltd                                                                 58,500                    17,257,209
                                                                                                 --------------------

Transport - Marine (0.77%)
Compagnie Maritime Belge SA                                                      2,632                       118,761
Deep Sea Supply ASA (a)(b)                                                      31,500                        93,386
Deep Sea Supply Plc (b)                                                         24,832                        73,617
Ezra Holdings Ltd                                                               20,000                        60,689
Golden Ocean Group Ltd (b)                                                     123,000                       206,963
Jinhui Shipping & Transportation Ltd                                            31,668                       158,334
Korea Line Corp                                                                  1,330                        66,394
Labroy Marine Ltd                                                              285,752                       331,209
Mitsui OSK Lines Ltd                                                           935,000                     9,731,190
Pacific Basin Shipping Ltd                                                   1,234,000                       859,804
Shinwa Kaiun Kaisha Ltd                                                         31,512                       129,516
Sincere Navigation                                                             886,000                     1,202,788
Smit Internationale NV                                                           2,598                       156,879
STX Pan Ocean Co Ltd                                                         1,833,000                     1,348,759
U-Ming Marine Transport Corp                                                   862,000                     1,248,744
Wan Hai Lines Ltd                                                                    1                             1
                                                                                                 --------------------
                                                                                                          15,787,034
                                                                                                 --------------------
Transport - Rail (0.60%)
Canadian National Railway (b)                                                  269,700                    12,295,551
                                                                                                 --------------------

Transport - Services (0.26%)
Firstgroup Plc                                                                 424,002                     4,535,917
Kintetsu World Express Inc                                                       7,400                       196,221
Stagecoach Group PLC                                                           197,109                       580,894
                                                                                                 --------------------
                                                                                                           5,313,032
                                                                                                 --------------------
Transport - Truck (0.00%)
Norbert Dentressangle                                                              288                        24,699
                                                                                                 --------------------

Venture Capital (0.00%)
K1 Ventures Ltd (b)                                                            168,000                        38,289
                                                                                                 --------------------

Vitamins & Nutrition Products (0.01%)
Natraceutical SA (b)                                                            90,067                       250,039
                                                                                                 --------------------

Water (0.26%)
Kelda Group Plc                                                                297,772                     5,458,393
                                                                                                 --------------------

Web Portals (0.08%)
LG Dacom Corp                                                                   45,510                     1,017,510
So-net Entertainment Corp                                                           43                       115,090
United Internet AG                                                              28,124                       520,509
                                                                                                 --------------------
                                                                                                           1,653,109
                                                                                                 --------------------
Wire & Cable Products (0.12%)
Draka Holding                                                                    2,046                        65,867
Hitachi Cable Ltd                                                               53,917                       298,893
LS Cable Ltd                                                                    29,838                     1,055,343
Nexans SA                                                                        7,096                       968,330
                                                                                                 --------------------
                                                                                                           2,388,433
                                                                                                 --------------------
TOTAL COMMON STOCKS                                                                           $        1,999,725,028
                                                                                                 --------------------
PREFERRED STOCKS (0.86%)
Commercial Banks (0.05%)
Banco Bradesco SA                                                               24,373                       990,158
                                                                                                 --------------------

Dialysis Centers (0.33%)
Fresenius AG                                                                    32,044                     6,767,142
                                                                                                 --------------------

Diversified Minerals (0.18%)
Cia Vale do Rio Doce                                                           134,140                     3,789,176
                                                                                                 --------------------

Diversified Operations (0.14%)
Bradespar SA (b)                                                               106,900                     2,848,586
                                                                                                 --------------------

Electric - Integrated (0.07%)
Cia Energetica de Minas Gerais                                              28,900,000                     1,383,739
                                                                                                 --------------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                                          3,348                        19,934
                                                                                                 --------------------

Steel - Producers (0.05%)
Gerdau SA                                                                       60,303                     1,016,383
                                                                                                 --------------------

Television (0.04%)
ProSiebenSat.1 Media AG                                                         25,951                       873,658
                                                                                                 --------------------
TOTAL PREFERRED STOCKS                                                                        $           17,688,776
                                                                                                 --------------------
                                                                      Principal
                                                                        Amount                          Value
                                                                ----------------------- -------- --------------------
SHORT TERM INVESTMENTS (2.47%)
Commercial Paper (2.47%)
Investment in Joint Trading Account; General Electric Capital
5.26%, 2/ 1/2007                                                            51,059,032                    51,059,032
                                                                                                 --------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $           51,059,032
                                                                                                 --------------------
MONEY MARKET FUNDS (1.20%)
Money Center Banks (1.20%)
BNY Institutional Cash Reserve Fund (f)                                     24,848,000                    24,848,000
                                                                                                 --------------------
TOTAL MONEY MARKET FUNDS                                                                      $           24,848,000
                                                                                                 --------------------
Total Investments                                                                             $        2,093,320,836
Liabilities in Excess of Other Assets, Net - (1.42)%                                                    (29,324,852)
                                                                                                 --------------------
TOTAL NET ASSETS - 100.00%                                                                    $        2,063,995,984
                                                                                                 ====================
                                                                                                 --------------------

                                                                                                 ====================

(a) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,050,330 or 0.34% of net assets.

(b)  Non-Income Producing Security

(c)  Security or a portion of the security was on loan at the end of the period.

(d)  Security is illiquid.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $775,040 or 0.04% of net assets.


(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $          276,802,228
Unrealized Depreciation                                  (24,784,483)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                252,017,745
Cost for federal income tax purposes                    1,841,286,808


Portfolio Summary (unaudited)
---------------------------------------------------------------------
Country                                                      Percent
---------------------------------------------------------------------
Japan                                                         18.33%
United Kingdom                                                18.06%
Switzerland                                                    8.87%
Germany                                                        7.22%
France                                                         6.84%
Canada                                                         4.26%
Australia                                                      3.71%
United States                                                  3.68%
Spain                                                          3.65%
Netherlands                                                    3.54%
Belgium                                                        2.29%
Hong Kong                                                      2.27%
Korea, Republic Of                                             2.02%
Italy                                                          1.88%
Norway                                                         1.59%
Ireland                                                        1.52%
Taiwan, Province Of China                                      1.25%
Singapore                                                      1.20%
Russian Federation                                             1.17%
Brazil                                                         1.08%
Sweden                                                         1.06%
South Africa                                                   0.82%
Mexico                                                         0.77%
China                                                          0.75%
Greece                                                         0.71%
Austria                                                        0.41%
Finland                                                        0.40%
India                                                          0.40%
Portugal                                                       0.29%
Indonesia                                                      0.26%
Malaysia                                                       0.21%
Turkey                                                         0.15%
Israel                                                         0.14%
Chile                                                          0.13%
Thailand                                                       0.12%
Poland                                                         0.09%
Denmark                                                        0.08%
Bermuda                                                        0.06%
Luxembourg                                                     0.05%
Pakistan                                                       0.04%
Argentina                                                      0.03%
Czech Republic                                                 0.02%
Liabilities in Excess of Other Assets, Net                  (-1.42%)
                                                      ---------------
TOTAL NET ASSETS                                             100.00%
                                                      ===============

Schedule of Investments
January 31, 2007 (unaudited)
Equity Income Fund I
                                                                         Shares
                                                                          Held                           Value
                                                                   --------------------- -------- --------------------
COMMON STOCKS (94.99%)
Aerospace & Defense (1.26%)
Boeing Co                                                                       399,000        $           35,734,440
General Dynamics Corp                                                           252,200                    19,709,430
                                                                                                  --------------------
                                                                                                           55,443,870
                                                                                                  --------------------
Agricultural Chemicals (0.13%)
Agrium Inc                                                                      161,800                     5,611,224
                                                                                                  --------------------

Agricultural Operations (0.92%)
Archer-Daniels-Midland Co                                                     1,272,300                    40,713,600
                                                                                                  --------------------

Airlines (0.53%)
Southwest Airlines Co                                                         1,555,800                    23,492,580
                                                                                                  --------------------

Applications Software (1.84%)
Microsoft Corp                                                                2,633,400                    81,266,724
                                                                                                  --------------------

Athletic Footwear (0.65%)
Nike Inc                                                                        289,800                    28,635,138
                                                                                                  --------------------

Auto/Truck Parts & Equipment - Original (0.15%)
Johnson Controls Inc                                                             71,200                     6,583,152
                                                                                                  --------------------

Beverages - Non-Alcoholic (0.45%)
Coca-Cola Co/The                                                                412,200                    19,736,136
                                                                                                  --------------------

Beverages - Wine & Spirits (0.72%)
Diageo PLC ADR                                                                  404,500                    31,846,285
                                                                                                  --------------------

Brewery (0.57%)
Molson Coors Brewing Co                                                         108,500                     8,766,800
SABMiller PLC ADR                                                               714,800                    16,297,440
                                                                                                  --------------------
                                                                                                           25,064,240
                                                                                                  --------------------
Building & Construction - Miscellaneous (0.00%)
AM NV (a)(b)                                                                     11,000                        59,498
                                                                                                  --------------------

Cellular Telecommunications (1.35%)
Alltel Corp                                                                     504,500                    30,920,805
Vodafone Group PLC ADR                                                          972,862                    28,592,414
                                                                                                  --------------------
                                                                                                           59,513,219
                                                                                                  --------------------
Chemicals - Diversified (0.39%)
EI Du Pont de Nemours & Co                                                      347,500                    17,222,100
                                                                                                  --------------------

Commercial Banks (0.24%)
Barclays PLC ADR                                                                177,200                    10,453,028
                                                                                                  --------------------

Computers (2.07%)
Apple Inc (b)                                                                   350,700                    30,065,511
Hewlett-Packard Co                                                              828,300                    35,848,824
International Business Machines Corp                                            254,900                    25,273,335
                                                                                                  --------------------
                                                                                                           91,187,670
                                                                                                  --------------------

Consumer Products - Miscellaneous (0.81%)
Fortune Brands Inc                                                              188,900                    15,814,708
Kimberly-Clark Corp                                                             287,700                    19,966,380
                                                                                                  --------------------
                                                                                                           35,781,088
                                                                                                  --------------------
Data Processing & Management (1.30%)
Automatic Data Processing Inc                                                   833,800                    39,788,936
Fidelity National Information Services                                          411,357                    17,490,900
                                                                                                  --------------------
                                                                                                           57,279,836
                                                                                                  --------------------
Diversified Manufacturing Operations (5.08%)
3M Co                                                                           504,100                    37,454,630
Dover Corp                                                                      354,500                    17,583,200
General Electric Co                                                           1,953,300                    70,416,465
Honeywell International Inc                                                     447,200                    20,432,568
ITT Corp                                                                        815,500                    48,644,575
Siemens AG ADR                                                                  267,000                    29,564,910
                                                                                                  --------------------
                                                                                                          224,096,348
                                                                                                  --------------------
Diversified Minerals (0.24%)
Anglo American PLC ADR                                                          451,300                    10,537,855
                                                                                                  --------------------

Electric - Integrated (2.89%)
Dominion Resources Inc/VA                                                       135,000                    11,199,600
Duke Energy Corp                                                                694,400                    13,672,736
FPL Group Inc                                                                   649,200                    36,777,180
Pinnacle West Capital Corp                                                      565,400                    27,585,866
Progress Energy Inc                                                             405,900                    19,296,486
Xcel Energy Inc                                                                 809,900                    18,894,967
                                                                                                  --------------------
                                                                                                          127,426,835
                                                                                                  --------------------
Electric Products - Miscellaneous (0.87%)
Emerson Electric Co                                                             849,000                    38,179,530
                                                                                                  --------------------

Electronic Components - Semiconductors (1.56%)
Intel Corp                                                                      661,300                    13,860,848
Microchip Technology Inc                                                        787,200                    27,363,072
Samsung Electronics (b)                                                          40,800                    12,545,515
Texas Instruments Inc                                                           478,200                    14,915,058
                                                                                                  --------------------
                                                                                                           68,684,493
                                                                                                  --------------------
Electronics - Military (0.62%)
L-3 Communications Holdings Inc                                                 332,300                    27,361,582
                                                                                                  --------------------

Fiduciary Banks (1.25%)
Bank of New York Co Inc/The                                                     549,400                    21,981,494
Mellon Financial Corp                                                           778,000                    33,251,720
                                                                                                  --------------------
                                                                                                           55,233,214
                                                                                                  --------------------
Finance - Credit Card (0.22%)
American Express Co                                                             168,700                     9,821,714
                                                                                                  --------------------

Finance - Investment Banker & Broker (6.00%)
Citigroup Inc                                                                   650,233                    35,847,345
Goldman Sachs Group Inc                                                         277,700                    58,916,832
JPMorgan Chase & Co                                                           1,152,600                    58,701,918
Lehman Brothers Holdings Inc                                                    418,900                    34,450,336
Morgan Stanley                                                                  618,500                    51,205,615
UBS AG                                                                          406,100                    25,588,361
                                                                                                  --------------------
                                                                                                          264,710,407
                                                                                                  --------------------
Finance - Mortgage Loan/Banker (1.50%)
Countrywide Financial Corp                                                    1,052,900                    45,780,092

Finance - Mortgage Loan/Banker
Freddie Mac                                                                     314,200                    20,401,006
                                                                                                  --------------------
                                                                                                           66,181,098
                                                                                                  --------------------
Food - Confectionery (0.48%)
WM Wrigley Jr Co                                                                409,400                    21,092,288
                                                                                                  --------------------

Food - Miscellaneous/Diversified (0.09%)
Cadbury Schweppes PLC ADR                                                        89,900                     4,076,066
                                                                                                  --------------------

Food - Retail (0.51%)
Kroger Co/The                                                                   871,000                    22,297,600
                                                                                                  --------------------

Food - Wholesale & Distribution (0.33%)
Sysco Corp                                                                      424,100                    14,652,655
                                                                                                  --------------------

Forestry (0.62%)
Plum Creek Timber Co Inc                                                        285,000                    11,471,250
Weyerhaeuser Co                                                                 213,500                    16,012,500
                                                                                                  --------------------
                                                                                                           27,483,750

                                                                                                  --------------------
Gold Mining (0.44%)
Barrick Gold Corp                                                               651,500                    19,297,430
                                                                                                  --------------------

Hotels & Motels (0.81%)
Hilton Hotels Corp                                                            1,014,100                    35,888,999
                                                                                                  --------------------

Insurance Brokers (0.28%)
Marsh & McLennan Cos Inc                                                        419,200                    12,366,400
                                                                                                  --------------------

Investment Management & Advisory Services (3.30%)
AllianceBernstein Holding LP                                                    150,400                    13,549,536
Ameriprise Financial Inc                                                        181,800                    10,718,928
Franklin Resources Inc                                                          521,400                    62,103,954
Legg Mason Inc                                                                  272,700                    28,592,595
T Rowe Price Group Inc                                                          640,100                    30,718,399
                                                                                                  --------------------
                                                                                                          145,683,412
                                                                                                  --------------------
Life & Health Insurance (1.66%)
Aflac Inc                                                                       282,800                    13,464,108
Lincoln National Corp                                                           247,800                    16,637,292
Prudential Financial Inc                                                        337,100                    30,045,723
UnumProvident Corp                                                              596,100                    13,114,200
                                                                                                  --------------------
                                                                                                           73,261,323
                                                                                                  --------------------
Medical - Drugs (4.55%)
Abbott Laboratories                                                             702,800                    37,248,400
AstraZeneca PLC ADR                                                             647,100                    36,205,245
Bristol-Myers Squibb Co                                                         556,300                    16,015,877
Eli Lilly & Co                                                                  291,200                    15,759,744
GlaxoSmithKline PLC ADR                                                         384,700                    20,823,811
Novartis AG ADR                                                                 415,400                    23,964,426
Roche Holding AG ADR                                                            261,300                    24,640,590
Sanofi-Aventis ADR                                                              206,200                     9,089,296
Schering-Plough Corp                                                            682,800                    17,070,000
                                                                                                  --------------------
                                                                                                          200,817,389
                                                                                                  --------------------
Medical - Wholesale Drug Distribution (0.39%)
Cardinal Health Inc                                                             239,000                    17,069,380
                                                                                                  --------------------


Medical Instruments (1.18%)
Medtronic Inc                                                                   974,500                    52,087,025
                                                                                                  --------------------

Medical Products (1.46%)
Becton Dickinson & Co                                                           385,400                    29,652,676
Johnson & Johnson                                                               521,600                    34,842,880
                                                                                                  --------------------
                                                                                                           64,495,556
                                                                                                  --------------------
Metal - Aluminum (0.47%)
Alcoa Inc                                                                       643,200                    20,775,360
                                                                                                  --------------------

Multi-Line Insurance (6.08%)
ACE Ltd                                                                       1,010,700                    58,398,246
Allstate Corp/The                                                               515,900                    31,036,544
American International Group Inc                                                563,500                    38,571,575
Hartford Financial Services Group Inc                                           405,300                    38,467,023
HCC Insurance Holdings Inc                                                      126,900                     3,959,280
ING Groep NV ADR                                                                738,100                    32,520,686
Loews Corp                                                                      511,400                    22,225,444
Metlife Inc                                                                     689,800                    42,850,376
                                                                                                  --------------------
                                                                                                          268,029,174
                                                                                                  --------------------
Multimedia (2.64%)
McGraw-Hill Cos Inc/The                                                         654,600                    43,910,568
News Corp                                                                       920,900                    22,516,005
Time Warner Inc                                                               2,296,100                    50,215,707
                                                                                                  --------------------
                                                                                                          116,642,280
                                                                                                  --------------------
Music (0.00%)
V2 Music Holdings PLC - warrants (a)(b)(c)                                        4,500                             -
                                                                                                  --------------------

Netherlands (0.00%)

Non-Hazardous Waste Disposal (0.49%)
Waste Management Inc                                                            563,900                    21,416,922
                                                                                                  --------------------

Oil - Field Services (1.04%)
Baker Hughes Inc                                                                201,100                    13,881,933
Schlumberger Ltd                                                                506,600                    32,164,034
                                                                                                  --------------------
                                                                                                           46,045,967
                                                                                                  --------------------
Oil & Gas Drilling (0.22%)
GlobalSantaFe Corp                                                              171,000                     9,919,710
                                                                                                  --------------------

Oil Company - Exploration & Production (1.48%)
Devon Energy Corp                                                               494,700                    34,673,523
XTO Energy Inc                                                                  604,900                    30,529,303
                                                                                                  --------------------
                                                                                                           65,202,826
                                                                                                  --------------------
Oil Company - Integrated (3.30%)
Chevron Corp                                                                    560,100                    40,820,088
Exxon Mobil Corp                                                                737,300                    54,633,930
Hess Corp                                                                       193,200                    10,430,868
Occidental Petroleum Corp                                                       274,600                    12,730,456
Suncor Energy Inc                                                               361,700                    26,892,395
                                                                                                  --------------------
                                                                                                          145,507,737
                                                                                                  --------------------
Paper & Related Products (0.33%)
International Paper Co                                                          432,700                    14,581,990
                                                                                                  --------------------


Pharmacy Services (0.34%)
Caremark Rx Inc                                                                 241,800                    14,812,668
                                                                                                  --------------------

Pipelines (1.01%)
El Paso Corp                                                                    538,000                     8,349,760
Enterprise Products Partners LP                                                 149,400                     4,417,758
Kinder Morgan Energy Partners LP                                                237,700                    11,982,457
Williams Cos Inc                                                                740,800                    19,994,192
                                                                                                  --------------------
                                                                                                           44,744,167
                                                                                                  --------------------
Property & Casualty Insurance (0.88%)
Chubb Corp                                                                      382,400                    19,900,096
Fidelity National Financial Inc                                                 806,199                    19,139,164
                                                                                                  --------------------
                                                                                                           39,039,260
                                                                                                  --------------------
Publishing - Newspapers (0.37%)
Tribune Co                                                                      537,400                    16,412,196
                                                                                                  --------------------

Publishing - Periodicals (0.06%)
Idearc Inc                                                                       79,845                     2,588,575
                                                                                                  --------------------

Quarrying (0.67%)
Vulcan Materials Co                                                             292,400                    29,778,016
                                                                                                  --------------------

Real Estate Operator & Developer (0.12%)
Brookfield Properties Corp                                                      110,900                     5,161,286
                                                                                                  --------------------

Regional Banks (3.97%)
Bank of America Corp                                                            929,696                    48,883,416
Capital One Financial Corp                                                      147,841                    11,886,416
PNC Financial Services Group Inc                                                288,100                    21,253,137
SunTrust Banks Inc                                                              213,400                    17,733,540
US Bancorp                                                                      577,800                    20,569,680
Wells Fargo & Co                                                              1,528,000                    54,885,760
                                                                                                  --------------------
                                                                                                          175,211,949
                                                                                                  --------------------
REITS - Apartments (0.74%)
Archstone-Smith Trust                                                           152,600                     9,645,846
Equity Residential                                                              410,600                    23,108,568
                                                                                                  --------------------
                                                                                                           32,754,414
                                                                                                  --------------------
REITS - Diversified (0.42%)
Duke Realty Corp                                                                131,000                     5,779,720
Vornado Realty Trust                                                            105,200                    12,871,220
                                                                                                  --------------------
                                                                                                           18,650,940
                                                                                                  --------------------
REITS - Healthcare (0.27%)
Health Care Property Investors Inc                                              284,200                    11,723,250
                                                                                                  --------------------

REITS - Hotels (0.41%)
Host Hotels & Resorts Inc                                                       678,400                    17,957,248
                                                                                                  --------------------

REITS - Regional Malls (0.51%)
General Growth Properties Inc                                                   119,600                     7,357,792
Macerich Co/The                                                                  81,000                     7,737,930
Simon Property Group Inc                                                         64,800                     7,412,472
                                                                                                  --------------------
                                                                                                           22,508,194
                                                                                                  --------------------
REITS - Shopping Centers (0.39%)
Developers Diversified Realty Corp                                              123,400                     8,282,608
Kimco Realty Corp                                                               182,700                     9,061,920
                                                                                                  --------------------
                                                                                                           17,344,528
                                                                                                  --------------------

REITS - Storage (0.31%)
Public Storage Inc                                                              125,100                    13,605,876
                                                                                                  --------------------

REITS - Warehouse & Industrial (0.94%)
AMB Property Corp                                                               214,700                    13,064,495
Prologis                                                                        434,700                    28,255,500
                                                                                                  --------------------
                                                                                                           41,319,995
                                                                                                  --------------------
Retail - Apparel & Shoe (0.94%)
Nordstrom Inc                                                                   742,500                    41,364,675
                                                                                                  --------------------

Retail - Building Products (1.19%)
Lowe's Cos Inc                                                                1,551,100                    52,287,581
                                                                                                  --------------------

Retail - Discount (1.12%)
Target Corp                                                                     802,000                    49,210,720
                                                                                                  --------------------

Retail - Restaurants (0.63%)
McDonald's Corp                                                                 631,500                    28,007,025
                                                                                                  --------------------

Savings & Loans - Thrifts (0.91%)
Washington Mutual Inc                                                           900,500                    40,153,295
                                                                                                  --------------------

Semiconductor Component - Integrated Circuits (0.29%)
Linear Technology Corp                                                          409,100                    12,661,645
                                                                                                  --------------------

Semiconductor Equipment (0.43%)
Applied Materials Inc                                                         1,073,500                    19,033,155
                                                                                                  --------------------

Steel - Specialty (0.54%)
Allegheny Technologies Inc                                                      231,500                    23,957,935
                                                                                                  --------------------

Telecommunication Equipment (0.69%)
Alcatel-Lucent ADR                                                            2,357,300                    30,644,900
                                                                                                  --------------------

Telecommunication Services (0.20%)
Embarq Corp                                                                     158,700                     8,809,437
                                                                                                  --------------------

Telephone - Integrated (6.03%)
AT&T Inc                                                                      3,105,800                   116,871,254
Deutsche Telekom AG ADR                                                         206,400                     3,634,704
France Telecom SA ADR                                                           247,000                     6,869,070
Sprint Nextel Corp                                                               36,900                       657,927
Telefonica SA ADR                                                                51,300                     3,382,722
Telstra Corp Ltd ADR                                                            440,500                     7,343,135
Verizon Communications Inc                                                    2,292,900                    88,322,508
Windstream Corp                                                               2,624,784                    39,056,786
                                                                                                  --------------------
                                                                                                          266,138,106
                                                                                                  --------------------
Television (0.38%)
CBS Corp                                                                        531,700                    16,573,089
                                                                                                  --------------------

Tobacco (1.23%)
Altria Group Inc                                                                621,400                    54,304,146
                                                                                                  --------------------

Tools - Hand Held (0.20%)
Black & Decker Corp                                                             102,800                     8,972,384
                                                                                                  --------------------


Transport - Rail (0.79%)
Norfolk Southern Corp                                                           296,500                    14,721,225
Union Pacific Corp                                                              201,200                    20,321,200
                                                                                                  --------------------
                                                                                                           35,042,425
                                                                                                  --------------------
Transport - Services (0.75%)
FedEx Corp                                                                      300,700                    33,197,280
                                                                                                  --------------------

Wireless Equipment (1.50%)
Nokia OYJ ADR                                                                 2,277,600                    50,334,960
Qualcomm Inc                                                                    419,100                    15,783,306
                                                                                                  --------------------
                                                                                                           66,118,266
                                                                                                  --------------------
TOTAL COMMON STOCKS                                                                            $        4,190,902,329
                                                                                                  --------------------
                                                                        Principal
                                                                         Amount                          Value
                                                                   --------------------- -------- --------------------
BONDS (0.58%)
Cable TV (0.27%)
EchoStar Communications Corp
5.75%, 5/15/2008                                                             11,650,000                    11,839,313
                                                                                                  --------------------

Electric - Integrated (0.05%)
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                              2,000,000                     2,019,278
                                                                                                  --------------------

Finance - Investment Banker & Broker (0.01%)
Merrill Lynch & Co Inc
6.38%, 10/15/2008                                                               500,000                       507,586
                                                                                                  --------------------

Medical - Drugs (0.03%)
Wyeth
7.25%, 3/ 1/2023                                                              1,250,000                     1,401,346
                                                                                                  --------------------

Multimedia (0.02%)
CBS Corp
7.88%, 9/ 1/2023                                                              1,000,000                     1,079,817
                                                                                                  --------------------

Regional Banks (0.01%)
Wells Fargo & Co
7.43%, 8/ 1/2022 (a)(c)                                                         243,484                       243,484
                                                                                                  --------------------

Rental - Auto & Equipment (0.09%)
Erac USA Finance Co
7.35%, 6/15/2008 (d)                                                          4,000,000                     4,082,252
                                                                                                  --------------------

Telecommunication Services (0.10%)
TELUS Corp
8.00%, 6/ 1/2011                                                              4,000,000                     4,352,680
                                                                                                  --------------------
TOTAL BONDS                                                                                    $           25,525,756
                                                                                                  --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.33%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.00%)
6.50%, 9/ 1/2030                                                                207,996                       212,968
7.00%, 9/ 1/2030                                                                 82,339                        85,022
                                                                                                  --------------------
                                                                                                              297,990
                                                                                                  --------------------
U.S. Treasury (0.33%)
4.25%, 11/15/2014                                                            15,000,000                    14,448,630
                                                                                                  --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                          $           14,746,620
                                                                                                  --------------------

SHORT TERM INVESTMENTS (4.51%)
Commercial Paper (4.51%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007                                                            198,831,462                   198,831,462
                                                                                                  --------------------
TOTAL SHORT TERM INVESTMENTS                                                                   $          198,831,462
                                                                                                  --------------------
Total Investments                                                                              $        4,430,006,167
Liabilities in Excess of Other Assets, Net - (0.41)%                                                     (17,967,598)
                                                                                                  --------------------
TOTAL NET ASSETS - 100.00%                                                                     $        4,412,038,569
                                                                                                  ====================
                                                                                                  --------------------

                                                                                                  ====================

(a)  Security is illiquid.

(b)  Non-Income Producing Security

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $243,484 or 0.01% of net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,082,252 or 0.09% of net assets.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          786,229,551
Unrealized Depreciation                                 (16,155,039)
                                                 --------------------
Net Unrealized Appreciation (Depreciation)               770,074,512
Cost for federal income tax purposes                   3,659,931,655


Portfolio Summary (unaudited)
----------------------------------------------- --------------------
Sector                                                      Percent
----------------------------------------------- --------------------
Financial                                                    30.41%
Consumer, Non-cyclical                                       14.15%
Communications                                               13.62%
Industrial                                                   10.06%
Technology                                                    7.48%
Energy                                                        7.06%
Consumer, Cyclical                                            6.02%
Mortgage Securities                                           4.51%
Basic Materials                                               3.84%
Utilities                                                     2.93%
Government                                                    0.33%
Liabilities in Excess of Other Assets, Net                 (-0.41%)
                                                --------------------
TOTAL NET ASSETS                                            100.00%
                                                ====================


Schedule of Investments
January 31, 2007 (unaudited)
Government & High Quality Bond Fund
                                                               Principal
                                                                Amount                          Value
                                                            ------------------- -------- --------------------
BONDS (71.61%)
Asset Backed Securities (8.02%)
Argent Securities Inc
5.44%, 4/25/2036 (a)(b)                                              5,500,000        $            5,501,108
Chase Funding Mortgage Loan Asset-Backed Certificates
5.61%, 9/25/2033 (b)                                                   234,431                       235,020
5.55%, 12/25/2033 (b)                                                  636,680                       637,544
Countrywide Asset-Backed Certificates
5.70%, 3/25/2033 (b)                                                   469,600                       469,782
5.60%, 9/25/2033 (b)                                                   137,925                       137,942
5.49%, 6/25/2037 (a)                                                 3,500,000                     3,499,972
Credit-Based Asset Servicing and Securities
5.49%, 3/25/2036                                                     2,000,000                     2,001,138
Encore Credit Receivables Trust
5.52%, 2/25/2035 (b)                                                   473,534                       473,672
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (b)                                                   850,000                       851,734
Long Beach Mortgage Loan Trust
5.46%, 10/25/2036 (a)                                                2,000,000                     1,999,990
Park Place Securities Inc
5.68%, 1/25/2033 (b)                                                   585,207                       585,398
Popular ABS Mortgage Pass-Through Trust
5.58%, 9/25/2035 (b)                                                 4,000,000                     4,001,800
SACO I Inc
5.46%, 6/25/2036 (a)(b)                                              2,155,744                     2,155,734
Saxon Asset Securities Trust
5.48%, 3/25/2036 (a)(b)                                              5,000,000                     5,001,635
Structured Asset Investment Loan Trust
5.64%, 11/25/2034 (a)(b)                                               827,553                       827,763
5.54%, 1/25/2036 (a)(b)                                              2,275,000                     2,279,197
                                                                                         --------------------
                                                                                                  30,659,429
                                                                                         --------------------
Credit Card Asset Backed Securities (0.26%)
Discover Card Master Trust I
5.34%, 5/15/2011 (b)                                                 1,000,000                     1,000,357
                                                                                         --------------------

Federal & Federally Sponsored Credit (1.92%)
Federal Farm Credit Bank
2.63%, 9/17/2007                                                     4,500,000                     4,427,833
4.48%, 8/24/2012                                                     3,000,000                     2,909,988
                                                                                         --------------------
                                                                                                   7,337,821
                                                                                         --------------------
Finance - Mortgage Loan/Banker (32.15%)
Fannie Mae
5.25%, 8/ 1/2012 (c)                                                11,800,000                    11,780,506
5.62%, 10/25/2018 (b)                                                  750,970                       753,207
5.00%, 8/25/2026                                                     3,411,766                     3,379,558
6.63%, 11/15/2030 (c)                                                1,300,000                     1,521,441
5.52%, 4/25/2034 (b)                                                 6,301,851                     6,300,875
0.37%, 3/25/2036                                                    32,393,599                       503,659
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                     4,250,000                     4,300,776
5.34%, 4/25/2012                                                     5,000,000                     5,023,156
5.41%, 5/25/2035 (b)                                                 2,798,206                     2,791,224
5.40%, 7/25/2035 (b)                                                 1,110,938                     1,111,056

Finance - Mortgage Loan/Banker
Fannie Mae Grantor Trust (continued)
5.47%, 9/25/2035 (b)                                                 5,750,000                     5,758,582
Fannie Mae Whole Loan
5.47%, 5/25/2035 (b)                                                 2,938,524                     2,942,510
Federal Home Loan Bank System
2.45%, 3/23/2007 (d)                                                 9,000,000                     8,962,902
2.63%, 5/15/2007                                                     9,500,000                     9,426,898
5.46%, 11/27/2015 (e)                                                3,231,960                     3,217,081
Freddie Mac
4.25%, 4/ 5/2007                                                     8,500,000                     8,483,196
5.75%, 6/27/2016                                                     2,400,000                     2,469,710
4.50%, 7/15/2017                                                     4,900,000                     4,730,694
5.62%, 6/15/2018 (b)                                                 4,500,587                     4,511,826
5.72%, 7/15/2023 (b)                                                 4,556,478                     4,578,093
5.52%, 4/15/2030 (b)                                                 6,292,649                     6,292,557
5.50%, 9/15/2031                                                     1,375,000                     1,356,205
5.72%, 9/15/2033 (b)                                                   390,013                       392,031
Ginnie Mae
1.82%, 10/16/2012 (b)                                               85,568,438                     3,851,435
3.89%, 7/16/2026                                                     1,646,182                     1,586,052
5.08%, 1/16/2030 (b)                                                 1,630,732                     1,613,477
4.26%, 2/16/2032                                                     2,343,152                     2,267,335
0.97%, 6/17/2045 (b)                                                38,219,986                     2,067,090
0.47%, 11/16/2045                                                    4,236,611                       236,808
1.14%, 5/16/2046                                                    10,834,693                       663,448
1.06%, 10/16/2046                                                   15,974,484                     1,107,938
SLM Student Loan Trust
5.45%, 10/25/2016 (b)                                                3,625,000                     3,628,480
5.55%, 9/17/2018 (b)                                                 5,300,000                     5,319,422
                                                                                         --------------------
                                                                                                 122,929,228
                                                                                         --------------------
Home Equity - Other (8.54%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                              2,600,000                     2,600,876
American Home Mortgage Investment Trust
5.51%, 11/25/2030 (a)(b)                                             3,233,637                     3,235,456
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (a)(b)                                              1,613,932                     1,614,860
Chase Funding Loan Acquisition Trust
5.68%, 6/25/2034 (b)                                                   453,576                       454,003
First NLC Trust
5.55%, 5/25/2035 (b)                                                 3,120,673                     3,122,311
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (a)(b)                                              5,400,000                     5,422,493
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (a)(b)                                              5,250,000                     5,261,237
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)(b)                                              3,125,000                     3,127,286
Residential Asset Securities Corp
5.48%, 7/25/2035 (b)                                                 4,800,000                     4,801,808
Soundview Home Equity Loan Trust
5.44%, 7/25/2036 (b)                                                 3,000,000                     3,000,316
                                                                                         --------------------
                                                                                                  32,640,646
                                                                                         --------------------
Mortgage Backed Securities (20.72%)
Banc of America Commercial Mortgage Inc
1.05%, 11/10/2038 (b)                                                2,750,310                        79,061
0.26%, 3/11/2041 (b)(f)                                             24,516,502                       235,297
4.73%, 7/10/2043 (b)                                                 3,500,000                     3,307,247

Mortgage Backed Securities
Banc of America Funding Corp
5.38%, 7/20/2036 (a)                                                 1,865,310                     1,866,314
5.42%, 7/20/2036 (a)(b)                                              3,108,208                     3,104,910
Bear Stearns Commercial Mortgage Securities
1.04%, 2/11/2041 (b)(f)                                             11,294,880                       356,175
Bear Stearns Mortgage Funding Trust
5.65%, 7/25/2036 (a)(b)(e)                                           3,928,781                     3,928,781
Commercial Mortgage Pass Through Certificates
0.05%, 12/10/2046                                                   26,017,500                       326,072
Countrywide Alternative Loan Trust
5.62%, 5/25/2035 (b)                                                   551,579                       552,274
Credit Suisse Mortgage Capital Certificates
0.06%, 12/15/2039                                                   16,876,258                       292,496
CS First Boston Mortgage Securities Corp
0.46%, 11/15/2036 (b)(f)                                            12,283,592                       507,780
0.19%, 1/15/2037 (b)(f)                                             12,669,176                       313,164
GE Capital Commercial Mortgage Corp
5.33%, 11/10/2045 (b)(c)                                             5,000,000                     4,960,743
G-Force LLC
5.62%, 12/25/2039 (b)(f)                                             2,800,000                     2,799,969
Greenpoint Mortgage Funding Trust
5.62%, 6/25/2045 (b)                                                   386,029                       387,348
Greenwich Capital Commercial Funding Corp
0.32%, 6/10/2036 (b)(f)                                             18,609,217                       203,914
5.22%, 4/10/2037                                                     5,000,000                     4,908,066
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                   30,490,305                     1,369,667
Impac CMB Trust
5.63%, 4/25/2035 (a)(b)                                              1,271,811                     1,273,357
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (b)                                                1,429,728                     1,434,544
Indymac Index Mortgage Loan Trust
5.65%, 4/25/2035 (b)                                                   583,993                       585,938
JP Morgan Chase Commercial Mortgage Securities
0.34%, 9/12/2037 (b)                                               103,326,105                     1,440,263
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (b)                                                3,000,000                     2,981,540
5.31%, 4/25/2036 (b)                                                 1,649,044                     1,644,087
5.97%, 8/25/2036 (b)                                                 2,400,000                     2,423,118
6.00%, 8/25/2036 (b)                                                 3,438,916                     3,426,719
5.58%, 10/25/2036                                                    4,725,000                     4,689,802
5.87%, 1/25/2037                                                     5,720,749                     5,716,105
LB-UBS Commercial Mortgage Trust
5.90%, 6/15/2038 (b)(c)                                              2,550,000                     2,633,699
0.06%, 11/15/2038 (f)                                               13,376,795                       234,093
0.72%, 11/15/2038 (f)                                                4,648,886                       231,339
0.76%, 7/15/2040 (b)                                               116,297,002                     3,464,243
Merrill Lynch Mortgage Trust
5.66%, 5/12/2039 (b)                                                 2,550,000                     2,590,644
0.57%, 5/12/2043                                                    52,917,147                     1,380,037
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.05%, 12/12/2049                                                   31,118,923                       462,505
Morgan Stanley Capital I
0.37%, 8/13/2042                                                   183,242,431                     3,472,774
0.04%, 12/15/2043 (f)                                               27,336,446                       369,991
Wachovia Bank Commercial Mortgage Trust
0.27%, 3/15/2042 (b)(f)                                             33,103,640                       381,073
0.64%, 5/15/2044 (b)(f)                                            101,540,516                     2,559,440

Mortgage Backed Securities
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)(b)                                              4,936,701                     4,944,372
Washington Mutual Inc
5.79%, 7/25/2044 (a)(b)                                                460,618                       462,382
5.55%, 4/25/2045 (b)                                                   927,653                       929,823
                                                                                         --------------------
                                                                                                  79,231,166
                                                                                         --------------------
TOTAL BONDS                                                                           $          273,798,647
                                                                                         --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (63.12%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.45%)
5.00%, 10/ 1/2025                                                    1,351,049                     1,309,373
5.00%, 2/ 1/2037 (g)                                                 2,265,000                     2,175,107
5.50%, 2/ 1/2037 (g)                                                16,545,000                    16,281,306
6.00%, 2/ 1/2037 (g)                                                 6,035,000                     6,057,631
6.50%, 2/ 1/2037 (g)                                                   990,000                     1,006,396
4.50%, 6/ 1/2011                                                     2,750,183                     2,701,820
6.50%, 6/ 1/2017                                                       340,443                       347,990
6.00%, 7/ 1/2017                                                       133,278                       134,944
5.50%, 4/ 1/2018                                                       942,685                       939,829
5.50%, 12/ 1/2018                                                        3,504                         3,507
5.00%, 1/ 1/2019                                                     1,971,455                     1,931,561
6.00%, 1/ 1/2021                                                       426,323                       431,192
6.50%, 8/ 1/2022                                                       469,286                       480,920
6.00%, 6/ 1/2028                                                       109,903                       110,910
5.50%, 1/ 1/2029                                                        34,520                        34,153
5.50%, 3/ 1/2029                                                        18,903                        18,712
6.50%, 3/ 1/2029                                                        67,634                        69,319
8.00%, 8/ 1/2030                                                         4,718                         4,957
8.00%, 11/ 1/2030                                                        5,345                         5,615
7.50%, 12/ 1/2030                                                       28,972                        30,169
7.00%, 1/ 1/2031                                                        15,303                        15,802
7.50%, 2/ 1/2031                                                        16,617                        17,303
6.50%, 6/ 1/2031                                                         7,779                         7,960
6.00%, 10/ 1/2031                                                       53,346                        53,759
6.00%, 2/ 1/2032                                                       146,317                       147,449
6.50%, 2/ 1/2032                                                       183,410                       187,653
6.50%, 4/ 1/2032                                                       105,484                       107,878
7.50%, 4/ 1/2032                                                       150,088                       155,869
6.50%, 8/ 1/2032                                                       469,571                       480,227
5.00%, 12/ 1/2032                                                    1,054,937                     1,016,205
5.50%, 5/ 1/2033                                                       674,710                       665,702
5.50%, 10/ 1/2033                                                      259,684                       256,217
5.50%, 12/ 1/2033                                                    5,889,250                     5,810,625
6.00%, 8/ 1/2036                                                     4,335,020                     4,352,219
6.50%, 11/ 1/2036                                                    1,379,050                     1,402,023
7.48%, 10/ 1/2032 (b)                                                   23,317                        23,518
5.68%, 9/ 1/2033 (b)                                                   437,906                       446,032
4.69%, 8/ 1/2035 (b)                                                 2,235,158                     2,188,401
                                                                                         --------------------
                                                                                                  51,410,253
                                                                                         --------------------
Federal National Mortgage Association (FNMA) (25.07%)
5.00%, 2/ 1/2037 (g)                                                25,075,000                    24,056,328
5.50%, 2/ 1/2037 (g)                                                17,410,000                    17,121,656
6.00%, 2/ 1/2037 (g)                                                12,020,000                    12,061,325
6.00%, 5/ 1/2009                                                        57,591                        57,617
4.50%, 3/ 1/2010                                                       150,032                       146,550
6.50%, 4/ 1/2010                                                        20,829                        21,028
6.50%, 6/ 1/2016                                                        40,065                        40,994
6.00%, 1/ 1/2017                                                       117,569                       119,039
6.00%, 4/ 1/2017                                                       160,941                       162,961
Federal National Mortgage Association (FNMA)
5.50%, 9/ 1/2017                                                       651,238                       649,835
5.00%, 1/ 1/2018                                                       776,404                       761,289
5.50%, 3/ 1/2018                                                       486,520                       485,471
5.00%, 4/ 1/2019                                                       692,234                       677,759
5.50%, 6/ 1/2019                                                       320,752                       319,713
5.50%, 7/ 1/2019                                                     1,036,238                     1,032,881
5.50%, 8/ 1/2019                                                       842,982                       840,251
5.50%, 9/ 1/2019                                                       593,950                       592,026
7.00%, 5/ 1/2022                                                       125,630                       129,716
6.00%, 12/ 1/2022                                                      236,988                       239,500
5.00%, 1/ 1/2026                                                     1,927,242                     1,865,960
5.50%, 6/ 1/2026                                                     1,921,446                     1,899,948
7.50%, 1/ 1/2031                                                        12,741                        13,266
7.50%, 5/ 1/2031                                                        15,242                        15,871
6.50%, 9/ 1/2031                                                       121,898                       124,734
6.00%, 12/ 1/2031                                                      193,632                       195,059
6.50%, 12/ 1/2031                                                       29,459                        30,144
7.00%, 2/ 1/2032                                                       102,802                       105,825
6.50%, 4/ 1/2032                                                        93,936                        96,064
7.00%, 4/ 1/2032                                                       137,485                       141,424
7.50%, 8/ 1/2032                                                       153,986                       159,903
6.00%, 11/ 1/2032                                                      170,539                       171,717
4.51%, 3/ 1/2033                                                     2,460,572                     2,453,473
5.50%, 9/ 1/2033                                                     3,095,706                     3,052,622
7.67%, 11/ 1/2033 (b)                                                   70,048                        71,752
5.14%, 12/ 1/2033 (b)                                                1,003,930                       992,508
4.89%, 9/ 1/2034 (b)                                                 4,071,416                     4,060,871
4.72%, 2/ 1/2035 (b)                                                 5,090,369                     4,994,564
4.95%, 3/ 1/2035 (b)                                                 1,629,689                     1,615,951
5.09%, 8/ 1/2035                                                     5,603,315                     5,583,498
5.72%, 2/ 1/2036 (b)                                                   690,803                       691,509
5.00%, 3/ 1/2036                                                     2,462,623                     2,362,646
5.79%, 6/ 1/2036 (b)(e)                                                379,925                       381,017
6.50%, 8/ 1/2036                                                     3,877,871                     3,942,474
6.50%, 10/ 1/2036                                                      630,477                       640,980
6.50%, 11/ 1/2036                                                      653,835                       664,728
                                                                                         --------------------
                                                                                                  95,844,447
                                                                                         --------------------
Government National Mortgage Association (GNMA) (4.09%)
5.50%, 2/ 1/2037 (g)                                                 1,555,000                     1,538,965
6.50%, 7/15/2008                                                        24,878                        25,049
6.50%, 10/15/2008                                                       23,175                        23,334
6.50%, 3/15/2009                                                        25,023                        25,195
5.50%, 12/15/2013                                                       35,822                        35,815
5.50%, 1/15/2014                                                       308,593                       308,617
5.50%, 2/15/2014                                                       178,118                       178,132
5.50%, 3/15/2014                                                       288,576                       288,599
8.00%, 8/15/2016                                                        86,395                        90,839
8.00%, 12/15/2016                                                       17,356                        18,249
7.50%, 4/15/2017                                                       169,472                       175,750
8.00%, 4/15/2017                                                        67,528                        71,158
7.50%, 5/15/2017                                                        17,214                        17,852
8.00%, 5/15/2017                                                        50,734                        53,461
8.00%, 6/15/2017                                                        48,266                        50,860
8.00%, 7/15/2017                                                        11,410                        12,023
7.50%, 7/15/2018                                                        40,921                        42,494
7.50%, 12/15/2021                                                      122,524                       127,622
7.50%, 2/15/2022                                                        58,174                        60,638
8.00%, 2/15/2022                                                        70,205                        74,383

Government National Mortgage Association (GNMA)
7.50%, 3/15/2022                                                        57,646                        60,088
7.50%, 4/15/2022                                                       117,202                       122,167
7.50%, 5/15/2022                                                        83,457                        86,992
7.50%, 7/15/2022                                                        69,629                        72,578
7.50%, 8/15/2022                                                       316,062                       329,450
7.00%, 11/15/2022                                                      255,592                       264,227
7.50%, 11/15/2022                                                       79,281                        82,640
7.00%, 12/15/2022                                                      245,343                       253,631
7.00%, 1/15/2023                                                       144,101                       149,146
7.00%, 2/15/2023                                                       476,272                       492,946
7.50%, 2/15/2023                                                        47,812                        49,870
7.00%, 3/15/2023                                                        33,584                        34,760
7.50%, 5/15/2023                                                       135,259                       141,078
7.50%, 6/15/2023                                                        24,880                        25,951
7.00%, 7/15/2023                                                       245,641                       254,241
7.00%, 8/15/2023                                                        87,734                        90,806
6.50%, 9/15/2023                                                       285,697                       293,331
6.00%, 10/15/2023                                                      340,345                       344,028
6.50%, 10/15/2023                                                      146,344                       150,254
7.00%, 10/15/2023                                                       66,838                        69,178
7.50%, 10/15/2023                                                       23,747                        24,768
6.00%, 11/15/2023                                                      329,546                       333,112
6.50%, 11/15/2023                                                       30,494                        31,309
7.50%, 11/15/2023                                                      111,705                       116,511
6.00%, 12/15/2023                                                      218,881                       221,249
6.50%, 12/15/2023                                                      532,122                       546,339
7.00%, 12/15/2023                                                      138,363                       143,208
6.00%, 1/15/2024                                                       115,872                       117,161
6.50%, 1/15/2024                                                       572,236                       587,501
6.00%, 2/15/2024                                                       324,171                       327,777
6.00%, 3/15/2024                                                        41,173                        41,631
6.50%, 3/15/2024                                                        36,152                        37,117
6.50%, 4/15/2024                                                        84,019                        86,260
6.50%, 7/15/2024                                                       266,898                       274,029
7.50%, 8/15/2024                                                        23,537                        24,564
7.25%, 9/15/2025                                                        85,426                        88,634
6.50%, 10/15/2025                                                       90,842                        93,265
6.50%, 1/15/2026                                                        47,813                        49,134
7.00%, 1/15/2026                                                        62,101                        64,294
6.50%, 3/15/2026                                                        86,455                        88,844
7.00%, 5/15/2026                                                         9,469                         9,804
7.00%, 1/15/2027                                                        72,774                        75,350
7.00%, 3/15/2027                                                        41,511                        42,981
7.50%, 4/15/2027                                                         6,155                         6,430
7.50%, 5/15/2027                                                        85,766                        89,590
7.50%, 6/15/2027                                                        51,535                        53,832
7.00%, 11/15/2027                                                      156,539                       162,080
7.00%, 12/15/2027                                                      126,603                       131,085
6.50%, 2/15/2028                                                        45,600                        46,866
7.00%, 4/15/2028                                                       115,328                       119,379
8.00%, 12/15/2030                                                       30,372                        32,163
7.00%, 5/15/2031                                                        50,121                        51,853
6.50%, 7/15/2031                                                        13,328                        13,684
7.00%, 7/15/2031                                                        14,044                        14,518
7.00%, 9/15/2031                                                        16,646                        17,207
6.50%, 10/15/2031                                                       83,223                        85,447
6.50%, 7/15/2032                                                       116,294                       119,373
6.00%, 8/15/2032                                                       515,730                       521,475
6.00%, 9/15/2032                                                       461,597                       466,739
Government National Mortgage Association (GNMA)
6.00%, 2/15/2033                                                       116,642                       117,894
5.00%, 2/15/2034                                                     1,301,992                     1,258,606
6.00%, 1/20/2024                                                        64,378                        64,933
6.00%, 4/20/2024                                                       111,816                       112,781
6.50%, 4/20/2024                                                        66,388                        67,992
6.00%, 5/20/2024                                                       138,381                       139,575
6.00%, 10/20/2024                                                       60,018                        60,536
6.00%, 9/20/2025                                                        38,863                        39,209
6.00%, 11/20/2025                                                       58,385                        58,906
6.50%, 7/20/2026                                                        32,949                        33,777
6.00%, 10/20/2028                                                       68,072                        68,723
6.50%, 10/20/2028                                                       56,623                        58,054
5.50%, 5/20/2035                                                     1,641,697                     1,622,545
                                                                                         --------------------
                                                                                                  15,646,491
                                                                                         --------------------
U.S. Treasury (12.52%)
4.13%, 8/15/2010 (c)                                                15,000,000                    14,663,085
4.25%, 10/15/2010 (c)                                                9,750,000                     9,562,995
4.25%, 8/15/2014 (c)                                                 3,000,000                     2,891,952
4.13%, 5/15/2015 (c)                                                 8,750,000                     8,336,081
4.25%, 8/15/2015 (c)                                                 1,700,000                     1,632,066
6.88%, 8/15/2025 (c)                                                 5,250,000                     6,412,791
6.13%, 8/15/2029                                                       500,000                       575,860
5.38%, 2/15/2031 (c)                                                 3,600,000                     3,798,562
                                                                                         --------------------
                                                                                                  47,873,392
                                                                                         --------------------
U.S. Treasury Inflation-Indexed Obligations (5.06%)
3.88%, 1/15/2009 (c)                                                 8,600,620                     8,833,774
3.00%, 7/15/2012 (c)                                                10,198,279                    10,516,975
                                                                                         --------------------
                                                                                                  19,350,749
                                                                                         --------------------
U.S. Treasury Strip (2.93%)
0.00%, 11/15/2015 (c)(h)                                             4,000,000                     2,618,352
0.00%, 5/15/2020 (c)(h)                                             13,800,000                     7,112,920
0.00%, 8/15/2025 (c)(h)                                              3,750,000                     1,479,555
                                                                                         --------------------
                                                                                                  11,210,827
                                                                                         --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                 $          241,336,159
                                                                                         --------------------
SHORT TERM INVESTMENTS (1.39%)
Commercial Paper (1.39%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (h)                                                 5,325,131                     5,325,131
                                                                                         --------------------
TOTAL SHORT TERM INVESTMENTS                                                          $            5,325,131
                                                                                         --------------------
MONEY MARKET FUNDS (10.60%)
Money Center Banks (10.60%)
BNY Institutional Cash Reserve Fund (a)                             40,526,000                    40,526,000
                                                                                         --------------------
TOTAL MONEY MARKET FUNDS                                                              $           40,526,000
                                                                                         --------------------
Total Investments                                                                     $          560,985,937
Liabilities in Excess of Other Assets, Net - (46.72)%                                          (178,645,936)
                                                                                         --------------------
TOTAL NET ASSETS - 100.00%                                                            $          382,340,001
                                                                                         ====================
                                                                                         --------------------

                                                                                         ====================

(a)  Security was purchased with the cash proceeds from securities loans.

(b)  Variable Rate

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $522,836 or 0.14% of net assets.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,526,879 or 1.97% of net assets.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,192,235 or 2.14% of net assets.

(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $            1,276,133
Unrealized Depreciation                                     (5,301,634)
                                                    --------------------
Net Unrealized Appreciation (Depreciation)                  (4,025,501)

Cost for federal income tax purposes                        565,011,438

                          SCHEDULE OF STRADDLE OPTIONS
                                           Exercise       Expiration
      Description         Counterparty       Price*           Date
Call & Put - OTC 10      Morgan Stanley                  July-08
Year Interest Rate Swap                  $0.00


                          Notional Amount       Premium            Value
      Description
Call & Put - OTC 10         16,600,000.00   703,840           (7,802)
Year Interest Rate Swap

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                 Unrealized
                                                     Notional   Appreciation/
Description                                           Amount   (Depreciation)
---------------------------------------- -------------------- -----------
Receive semi-annually a fixed rate of 5.40% and
pay quarterly a floating rate based on
3-month LIBOR to Morgan
Stanley. Expires October 2036.                   $ 1,500,000     $   (11,126)



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                       Unrealized
                                                                                  Notional            Appreciation/
Description                                                                        Amount            (Depreciation)
------------------------------------------------------------------------ ----------------------------------------------
Receive a monthly return equal to a 4.50% 15 year
Fannie Mae Obligation and pay monthly a floating rate based on
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.           $       10,276,226   $         (98,504)


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.             2,350,000             (18,193)


                          SCHEDULE OF FUTURES CONTRACTS
                                                     Current        Unrealized
                              Number of    Original   Market       Appreciation/
Type                          Contracts     Value     Value       (Depreciation)
--------------------------------------------------------- ----------
Buy:
U.S. 2 Year Note; March 2007     95      $19,457,188 $19,341,407 $(115,781)
Sell:
U.S. 10 Year Note; March 2007    55        5,987,695   5,871,250    116,445
U.S. 5 Year Note; March 2007     130      13,773,906  13,589,062    184,844

Portfolio Summary (unaudited)
----------------------------------------------------- --------------------
Sector                                                            Percent
----------------------------------------------------- --------------------
Mortgage Securities                                                80.70%
Government                                                         34.47%
Asset Backed Securities                                            20.95%
Financial                                                          10.60%
Liabilities in Excess of Other Assets, Net                      (-46.72%)
                                                      --------------------
TOTAL NET ASSETS                                                  100.00%
                                                      ====================

Other Assets Summary (unaudited)
----------------------------------
Asset Type                Percent
----------------------------------
Futures                    10.15%
Interest Rate Swaps         0.00%
Straddle Options            0.00%
Total Return Swaps          0.03%


Schedule of Investments
January 31, 2007 (unaudited)
High Quality Intermediate-Term Bond Fund
                                                                              Principal
                                                                               Amount                          Value
                                                                        ---------------------- -------- --------------------
BONDS (76.36%)
Aerospace & Defense Equipment (0.12%)
Goodrich Corp
6.80%, 7/ 1/2036                                                     $                160,000        $              171,311
United Technologies Corp
6.10%, 5/15/2012                                                                       15,000                        15,482
                                                                                                        --------------------
                                                                                                                    186,793
                                                                                                        --------------------
Agricultural Chemicals (0.07%)
Potash Corp of Saskatchewan
5.88%, 12/ 1/2036                                                                     115,000                       110,919
                                                                                                        --------------------

Agricultural Operations (0.32%)
Archer-Daniels-Midland Co
5.94%, 10/ 1/2032                                                                      10,000                         9,966
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                     265,000                       259,151
5.88%, 5/15/2013                                                                      130,000                       128,489
5.10%, 7/15/2015                                                                      100,000                        92,646
                                                                                                        --------------------
                                                                                                                    490,252
                                                                                                        --------------------
Appliances (0.07%)
Whirlpool Corp
5.86%, 6/15/2009 (a)                                                                  100,000                       100,251
                                                                                                        --------------------

Asset Backed Securities (9.12%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (a)                                                                   62,864                        62,921
5.55%, 7/25/2035 (a)                                                                  100,268                       100,403
Argent Securities Inc
5.47%, 7/25/2036 (b)                                                                  650,000                       650,465
Carrington Mortgage Loan Trust
5.58%, 1/25/2035 (a)                                                                   16,746                        16,749
5.60%, 12/25/2035 (a)(b)                                                              800,000                       801,284
Chase Funding Mortgage Loan Asset-Backed Certificates
5.82%, 9/25/2033 (a)                                                                  120,000                       120,304
5.55%, 12/25/2033 (a)                                                                  17,760                        17,784
Citigroup Mortgage Loan Trust Inc
5.42%, 7/25/2035 (a)                                                                    5,831                         5,832
Countrywide Asset-Backed Certificates
6.39%, 1/25/2034 (a)                                                                  325,000                       327,006
5.59%, 1/25/2036 (a)(b)                                                               500,000                       500,715
5.61%, 2/25/2036 (a)(b)                                                               800,000                       801,286
5.57%, 3/25/2036 (b)                                                                  675,000                       676,261
5.57%, 4/25/2036 (a)(b)                                                             1,550,000                     1,553,579
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (a)                                                                 181,818                       181,913
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                                                  165,737                       165,785
First Franklin Mortgage Loan Asset Backed Certificates
5.59%, 9/25/2035 (b)                                                                  925,000                       926,847
5.56%, 11/25/2035 (b)                                                                 925,000                       927,238
5.39%, 3/25/2036 (a)(b)                                                               479,909                       480,003
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(c)                                                               159,447                       159,126

Asset Backed Securities
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                                                  300,000                       300,612
Great America Leasing Receivables
5.39%, 9/15/2011 (c)                                                                   90,000                        89,855
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (a)(b)                                                               525,000                       525,363
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (a)                                                                   40,000                        40,139
5.59%, 6/25/2035 (a)                                                                  225,000                       225,136
5.46%, 10/25/2036 (b)                                                                 800,000                       799,996
5.46%, 11/25/2036                                                                     675,000                       674,997
Morgan Stanley ABS Capital I
5.58%, 7/25/2035 (a)                                                                  180,000                       180,210
MSDWCC Heloc Trust
5.51%, 7/25/2017 (a)                                                                   89,174                        89,245
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (a)                                                                   28,536                        28,541
Park Place Securities Inc
5.54%, 1/25/2036 (a)                                                                   42,082                        42,107
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (a)                                                                 275,000                       275,548
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (a)(b)                                                               155,546                       155,688
5.59%, 7/25/2035 (a)                                                                  347,119                       347,586
SACO I Inc
5.59%, 4/25/2035 (a)                                                                   34,896                        34,899
5.46%, 6/25/2036 (a)(b)                                                               393,838                       393,836
5.46%, 9/25/2036                                                                      511,111                       511,109
Saxon Asset Securities Trust
5.66%, 12/26/2034 (a)                                                                  79,578                        79,624
5.54%, 3/25/2035 (a)                                                                  607,190                       607,436
5.84%, 3/25/2035 (a)                                                                  250,000                       250,719
                                                                                                        --------------------
                                                                                                                 14,128,147
                                                                                                        --------------------
Auto - Car & Light Trucks (0.39%)
DaimlerChrysler NA Holding Corp
5.83%, 9/10/2007 (a)                                                                  100,000                       100,197
5.79%, 3/13/2009 (a)                                                                  325,000                       325,617
5.75%, 9/ 8/2011                                                                      130,000                       129,578
7.30%, 1/15/2012                                                                       45,000                        47,685
                                                                                                        --------------------
                                                                                                                    603,077
                                                                                                        --------------------
Automobile Sequential (0.40%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                                     250,000                       245,677
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                                                      22,798                        22,656
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                      210,000                       208,804
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                      150,000                       147,821
                                                                                                        --------------------
                                                                                                                    624,958

                                                                                                        --------------------
Beverages - Non-Alcoholic (0.01%)
Bottling Group LLC
4.63%, 11/15/2012                                                                      15,000                        14,447
                                                                                                        --------------------

Beverages - Wine & Spirits (0.49%)
Diageo Capital PLC
5.45%, 4/20/2007 (a)                                                                  525,000                       525,071

Beverages - Wine & Spirits
Diageo Capital PLC (continued)
3.50%, 11/19/2007                                                                      15,000                        14,785
5.13%, 1/30/2012                                                                      155,000                       152,757
Diageo Finance BV
5.50%, 4/ 1/2013                                                                       60,000                        59,717
                                                                                                        --------------------
                                                                                                                    752,330
                                                                                                        --------------------
Brewery (0.29%)
Anheuser-Busch Cos Inc
4.38%, 1/15/2013 (d)                                                                   30,000                        28,321
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                                    135,000                       161,325
Coors Brewing Co
6.38%, 5/15/2012                                                                       50,000                        51,482
SABMiller PLC
6.50%, 7/ 1/2016 (c)                                                                  200,000                       209,288
                                                                                                        --------------------
                                                                                                                    450,416
                                                                                                        --------------------
Building - Residential & Commercial (0.01%)
Centex Corp
5.80%, 9/15/2009                                                                       15,000                        15,060
                                                                                                        --------------------

Building & Construction Products - Miscellaneous (0.38%)
CRH America Inc
5.30%, 10/15/2013                                                                     174,000                       168,988
6.00%, 9/30/2016                                                                      100,000                       100,936
6.40%, 10/15/2033                                                                      15,000                        14,828
Masco Corp
5.60%, 3/ 9/2007 (a)(c)                                                               200,000                       200,032
Owens Corning Inc
6.50%, 12/ 1/2016 (c)                                                                  40,000                        40,600
7.00%, 12/ 1/2036 (c)                                                                  60,000                        60,739
                                                                                                        --------------------
                                                                                                                    586,123
                                                                                                        --------------------
Building Products - Wood (0.16%)
Masco Corp
6.13%, 10/ 3/2016                                                                     215,000                       216,614
Norbord Inc
7.25%, 7/ 1/2012 (d)                                                                   35,000                        36,390
                                                                                                        --------------------
                                                                                                                    253,004
                                                                                                        --------------------
Cable TV (0.55%)
Comcast Cable Communications Holdings Inc
8.38%, 3/15/2013                                                                       67,000                        76,341
Comcast Corp
7.05%, 3/15/2033 (d)                                                                  100,000                       108,253
6.45%, 3/15/2037                                                                      195,000                       195,629
COX Communications Inc
5.91%, 12/14/2007 (a)(b)                                                              200,000                       200,780
4.63%, 1/15/2010                                                                       40,000                        39,094
6.75%, 3/15/2011                                                                       70,000                        72,940
7.13%, 10/ 1/2012                                                                      65,000                        69,688
6.45%, 12/ 1/2036 (c)                                                                  85,000                        84,544
                                                                                                        --------------------
                                                                                                                    847,269
                                                                                                        --------------------
Cellular Telecommunications (0.80%)
America Movil SA de CV
5.99%, 4/27/2007 (a)                                                                  275,000                       275,000
5.75%, 1/15/2015 (d)                                                                   45,000                        44,396
AT&T Mobility LLC
7.13%, 12/15/2031                                                                     265,000                       292,071

Cellular Telecommunications
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                                      250,000                       279,873
Nextel Communications Inc
5.95%, 3/15/2014 (d)                                                                  175,000                       170,796
Vodafone Group PLC
7.75%, 2/15/2010                                                                       30,000                        31,864
5.70%, 6/15/2011 (a)                                                                  145,000                       145,471
                                                                                                        --------------------
                                                                                                                  1,239,471
                                                                                                        --------------------
Chemicals - Diversified (0.23%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                                      245,000                       244,787
EI Du Pont de Nemours & Co
4.75%, 11/15/2012                                                                      15,000                        14,474
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                                      95,000                        94,136
                                                                                                        --------------------
                                                                                                                    353,397
                                                                                                        --------------------
Coatings & Paint (0.11%)
Valspar Corp
6.00%, 5/ 1/2007                                                                      165,000                       165,145
                                                                                                        --------------------

Commercial Banks (1.44%)
Barclays Bank PLC
5.93%, 12/31/2049 (a)(c)                                                              170,000                       171,278
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (a)(c)                                                               115,000                       112,355
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)                                                                  120,000                       120,416
Glitnir Banki HF
5.52%, 10/15/2008 (a)(c)                                                              125,000                       124,768
KeyBank NA
5.52%, 11/ 3/2009 (a)                                                                 300,000                       300,679
Lloyds TSB Group PLC
6.27%, 11/14/2016 (c)(d)                                                              200,000                       198,169
Union Planters Bank NA
5.13%, 6/15/2007                                                                      240,000                       239,795
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (c)                                                                   20,000                        18,892
US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011                                                                       40,000                        41,544
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (a)(c)                                                               115,000                       115,184
Wachovia Bank NA
4.88%, 2/ 1/2015                                                                      130,000                       124,398
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                                      500,000                       534,576
Woori Bank
6.13%, 5/ 3/2016 (a)(c)                                                               125,000                       127,021
                                                                                                        --------------------
                                                                                                                  2,229,075
                                                                                                        --------------------
Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                                                      10,000                         9,936
                                                                                                        --------------------

Computers (0.01%)
Hewlett-Packard Co
6.50%, 7/ 1/2012                                                                       15,000                        15,798
                                                                                                        --------------------


Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                                                        5,000                         5,122
                                                                                                        --------------------

Consumer Products - Miscellaneous (0.08%)
Fortune Brands Inc
5.13%, 1/15/2011                                                                      125,000                       122,402
                                                                                                        --------------------

Credit Card Asset Backed Securities (2.61%)
American Express Credit Account Master Trust
5.57%, 9/15/2011 (a)                                                                   70,000                        70,260
4.35%, 12/15/2011                                                                     200,000                       196,371
Arran
5.50%, 12/15/2010 (a)(b)(e)                                                           425,000                       425,225
Bank One Issuance Trust
3.59%, 5/17/2010                                                                      100,000                        98,878
5.64%, 3/15/2012 (a)                                                                  300,000                       301,741
Capital One Multi-Asset Execution Trust
5.54%, 12/15/2009 (a)(b)                                                              445,000                       444,988
Chase Credit Card Master Trust
5.65%, 1/17/2011 (a)                                                                  325,000                       326,391
5.67%, 2/15/2011 (a)                                                                  275,000                       276,571
Citibank Credit Card Issuance Trust
5.70%, 6/25/2009 (a)                                                                  275,000                       275,421
Citibank Credit Card Master Trust I
5.64%, 3/10/2011 (a)                                                                  150,000                       150,685
5.88%, 3/10/2011                                                                      150,000                       151,754
Discover Card Master Trust I
5.56%, 5/15/2012 (a)(b)                                                               425,000                       427,056
First USA Credit Card Master Trust
5.68%, 4/18/2011 (a)                                                                  300,000                       301,395
GE Capital Credit Card Master Note Trust
5.52%, 6/15/2011 (a)                                                                  325,000                       325,366
Providian Master Note Trust
5.10%, 11/15/2012 (c)                                                                 275,000                       272,942
                                                                                                        --------------------
                                                                                                                  4,045,044
                                                                                                        --------------------
Data Processing & Management (0.07%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                                      100,000                        99,812
                                                                                                        --------------------

Diversified Financial Services (0.48%)
Citicorp Capital II
8.02%, 2/15/2027                                                                      270,000                       281,421
General Electric Capital Corp
7.38%, 1/19/2010                                                                      105,000                       110,925
4.25%, 12/ 1/2010 (d)                                                                 275,000                       264,955
6.00%, 6/15/2012                                                                       85,000                        87,560
                                                                                                        --------------------
                                                                                                                    744,861
                                                                                                        --------------------
Diversified Manufacturing Operations (0.10%)
Carlisle Cos Inc
6.13%, 8/15/2016                                                                      150,000                       150,802
Parker Hannifin Corp
4.88%, 2/15/2013                                                                       10,000                         9,640
                                                                                                        --------------------
                                                                                                                    160,442
                                                                                                        --------------------
Diversified Minerals (0.16%)
BHP Billiton Finance USA Ltd
4.80%, 4/15/2013                                                                       15,000                        14,460

Diversified Minerals
Teck Cominco Ltd
6.13%, 10/ 1/2035                                                                     110,000                       105,000
Vale Overseas Ltd
6.25%, 1/23/2017                                                                      125,000                       125,235
                                                                                                        --------------------
                                                                                                                    244,695
                                                                                                        --------------------
Electric - Distribution (0.10%)
Detroit Edison Co/The
5.70%, 10/ 1/2037                                                                     165,000                       157,527
                                                                                                        --------------------

Electric - Generation (0.05%)
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (c)                                                                   30,000                        29,282
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)                                                                   47,317                        47,161
                                                                                                        --------------------
                                                                                                                     76,443
                                                                                                        --------------------
Electric - Integrated (2.45%)
Ameren Energy Generating Co
7.95%, 6/ 1/2032                                                                       10,000                        11,753
AmerenUE
5.40%, 2/ 1/2016 (d)                                                                  115,000                       111,937
Appalachian Power Co
5.69%, 6/29/2007 (a)                                                                  300,000                       300,293
Arizona Public Service Co
6.50%, 3/ 1/2012                                                                       25,000                        25,738
5.80%, 6/30/2014                                                                       85,000                        84,621
6.25%, 8/ 1/2016                                                                      130,000                       132,569
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (c)                                                                  90,000                        90,756
Carolina Power & Light Co
8.63%, 9/15/2021                                                                       75,000                        94,191
Commonwealth Edison Co
5.95%, 8/15/2016 (d)                                                                   95,000                        95,933
Consolidated Edison Co of New York Inc
4.88%, 2/ 1/2013                                                                       15,000                        14,569
Consumers Energy Co
4.25%, 4/15/2008                                                                       10,000                         9,853
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (a)                                                                  25,000                        24,422
Dominion Resources Inc/VA
8.13%, 6/15/2010                                                                       75,000                        81,164
5.95%, 6/15/2035                                                                       65,000                        63,816
DTE Energy Co
5.63%, 8/16/2007 (b)                                                                  175,000                       174,972
7.05%, 6/ 1/2011                                                                       30,000                        31,707
6.35%, 6/ 1/2016                                                                       65,000                        67,379
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                       20,000                        19,467
6.10%, 12/ 8/2008 (a)(c)                                                              120,000                       120,273
Exelon Corp
4.45%, 6/15/2010                                                                       55,000                        53,217
Georgia Power Co
5.55%, 2/17/2009 (a)                                                                  295,000                       295,988
Midamerican Energy Co
6.75%, 12/30/2031                                                                      35,000                        38,296
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                                                     225,000                       223,764
Northeast Utilities
3.30%, 6/ 1/2008                                                                       15,000                        14,579
Electric - Integrated
Pepco Holdings Inc
5.50%, 8/15/2007                                                                       15,000                        14,994
PPL Electric Utilities Corp
4.30%, 6/ 1/2013                                                                       15,000                        13,970
PPL Energy Supply LLC
5.40%, 8/15/2014                                                                       65,000                        63,338
6.20%, 5/15/2016                                                                      125,000                       127,869
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                                       25,000                        24,313
Southern California Edison Co
5.47%, 2/ 2/2009 (a)                                                                  205,000                       205,304
5.00%, 1/15/2014                                                                       25,000                        24,224
Southern Co
5.30%, 1/15/2012                                                                      110,000                       109,581
Southern Co Capital Funding Inc
5.30%, 2/ 1/2007                                                                       15,000                        15,000
Southern Power Co/GA
6.38%, 11/15/2036                                                                     100,000                        98,028
Southwestern Electric Power Co
5.55%, 1/15/2017                                                                      235,000                       231,923
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                                      70,000                        68,616
Tampa Electric Co
6.55%, 5/15/2036                                                                       65,000                        68,274
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                                                      175,000                       180,043
7.00%, 5/ 1/2032                                                                       85,000                        91,949
TXU Energy Co LLC
6.13%, 3/15/2008 (d)                                                                   15,000                        15,070
Virginia Electric & Power Co
4.50%, 12/15/2010                                                                      85,000                        82,366
5.40%, 1/15/2016                                                                      115,000                       112,809
Xcel Energy Inc
6.50%, 7/ 1/2036                                                                       65,000                        67,935
                                                                                                        --------------------
                                                                                                                  3,796,863
                                                                                                        --------------------
Electric Products - Miscellaneous (0.00%)
Emerson Electric Co
6.00%, 8/15/2032                                                                        5,000                         5,132
                                                                                                        --------------------

Electronic Components - Miscellaneous (0.12%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                                      185,000                       183,440
                                                                                                        --------------------

Electronic Components - Semiconductors (0.08%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                      120,000                       121,281
                                                                                                        --------------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                                       60,000                        58,882
                                                                                                        --------------------

Finance - Commercial (0.78%)
Caterpillar Financial Services Corp
5.37%, 7/27/2007 (a)                                                                  300,000                       300,126
5.05%, 12/ 1/2010                                                                     125,000                       124,121
CIT Group Inc
5.57%, 2/15/2007 (a)                                                                  145,000                       145,009

Finance - Commercial
CIT Group Inc (continued)
5.59%, 4/27/2011                                                                      225,000                       225,172
5.00%, 2/13/2014                                                                       15,000                        14,406
6.10%, 3/15/2067                                                                       80,000                        79,791
Textron Financial Corp
5.46%, 6/ 5/2009 (a)(b)                                                               325,000                       325,432
                                                                                                        --------------------
                                                                                                                  1,214,057
                                                                                                        --------------------
Finance - Consumer Loans (0.76%)
American General Finance Corp
5.75%, 3/15/2007                                                                       40,000                        40,016
HSBC Finance Corp
4.13%, 12/15/2008                                                                      20,000                        19,596
4.13%, 11/16/2009                                                                     355,000                       344,780
5.65%, 11/16/2009 (a)                                                                 250,000                       251,580
7.00%, 5/15/2012                                                                      180,000                       192,979
4.75%, 7/15/2013                                                                      170,000                       163,828
John Deere Capital Corp
7.00%, 3/15/2012                                                                       20,000                        21,277
SLM Corp
2.51%, 3/ 2/2009 (a)                                                                   50,000                        48,528
5.52%, 7/26/2010 (a)                                                                  100,000                       100,033
                                                                                                        --------------------
                                                                                                                  1,182,617
                                                                                                        --------------------
Finance - Credit Card (0.17%)
American Express Co
4.88%, 7/15/2013                                                                       15,000                        14,558
Capital One Bank
5.00%, 6/15/2009                                                                      110,000                       109,162
6.50%, 6/13/2013                                                                      130,000                       136,242
                                                                                                        --------------------
                                                                                                                    259,962
                                                                                                        --------------------
Finance - Investment Banker & Broker (3.28%)
Banque Paribas/New York
6.88%, 3/ 1/2009                                                                       25,000                        25,768
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                                      50,000                        49,022
Citigroup Inc
5.00%, 9/15/2014                                                                      205,000                       198,727
6.63%, 6/15/2032                                                                       55,000                        59,976
5.88%, 2/22/2033                                                                      180,000                       179,161
Credit Suisse USA Inc
5.60%, 1/15/2010 (a)                                                                  150,000                       150,576
6.50%, 1/15/2012                                                                       50,000                        52,486
Goldman Sachs Group Inc
3.88%, 1/15/2009                                                                      360,000                       350,280
5.69%, 7/23/2009 (a)                                                                  150,000                       150,951
5.57%, 3/ 2/2010 (a)                                                                  200,000                       200,658
5.63%, 1/15/2017                                                                      300,000                       296,142
5.95%, 1/15/2027                                                                      240,000                       234,178
6.45%, 5/ 1/2036                                                                      100,000                       102,522
Jefferies Group Inc
6.25%, 1/15/2036                                                                      200,000                       191,251
JPMorgan Chase & Co
6.75%, 2/ 1/2011                                                                      510,000                       533,478
4.75%, 3/ 1/2015                                                                      135,000                       128,381
5.25%, 5/ 1/2015                                                                      295,000                       289,757
Lehman Brothers Holdings Inc
5.62%, 11/10/2009 (a)                                                                 275,000                       276,177

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc
5.62%, 2/ 6/2009 (a)                                                                  380,000                       381,496
2.47%, 3/ 2/2009 (a)                                                                   20,000                        19,091
5.59%, 2/ 5/2010 (a)                                                                  175,000                       175,624
6.11%, 1/29/2037                                                                      170,000                       167,926
Morgan Stanley
5.64%, 1/15/2010 (a)(b)                                                               525,000                       527,731
5.30%, 3/ 1/2013                                                                       20,000                        19,915
4.75%, 4/ 1/2014                                                                      340,000                       322,479
                                                                                                        --------------------
                                                                                                                  5,083,753
                                                                                                        --------------------
Finance - Leasing Company (0.35%)
EntreCap Financial Corp
5.75%, 8/15/2008                                                                       30,000                        30,108
International Lease Finance Corp
5.76%, 1/15/2010 (a)                                                                  170,000                       171,484
5.59%, 5/24/2010 (b)                                                                  200,000                       200,723
5.63%, 9/20/2013                                                                      140,000                       140,265
                                                                                                        --------------------
                                                                                                                    542,580
                                                                                                        --------------------
Finance - Mortgage Loan/Banker (3.42%)
Countrywide Financial Corp
5.64%, 12/19/2008 (a)                                                                 145,000                       145,401
5.59%, 3/24/2009                                                                      150,000                       150,340
6.25%, 5/15/2016                                                                      125,000                       128,026
Countrywide Home Loans Inc
4.25%, 12/19/2007                                                                     100,000                        98,976
Fannie Mae
3.70%, 11/ 1/2007                                                                      45,000                        44,455
2.88%, 5/19/2008                                                                       50,000                        48,521
6.13%, 3/15/2012 (d)                                                                  475,000                       496,646
5.62%, 2/25/2018 (a)                                                                  126,882                       127,184
5.57%, 11/25/2022 (a)                                                                 147,132                       147,592
5.52%, 1/25/2023 (a)                                                                  179,731                       180,111
7.25%, 5/15/2030                                                                      225,000                       281,865
5.62%, 2/25/2032 (a)                                                                  195,203                       195,893
5.57%, 3/25/2035 (a)                                                                  244,821                       245,083
Fannie Mae Whole Loan
5.52%, 5/25/2035 (a)                                                                  251,757                       252,614
Freddie Mac
4.75%, 5/ 6/2013                                                                       75,000                        72,152
5.62%, 5/15/2013 (a)                                                                   69,237                        69,284
4.63%, 5/28/2013                                                                       80,000                        76,908
5.77%, 6/15/2023 (a)                                                                  143,030                       144,431
5.67%, 2/15/2030 (a)                                                                  144,860                       145,303
5.50%, 9/15/2031                                                                      325,000                       320,558
6.25%, 7/15/2032 (d)                                                                  750,000                       845,500
Residential Capital LLC
6.74%, 6/29/2007 (a)                                                                  150,000                       150,614
5.85%, 6/ 9/2008                                                                      425,000                       424,239
6.00%, 2/22/2011                                                                      165,000                       164,119
6.50%, 4/17/2013                                                                      340,000                       343,159
                                                                                                        --------------------
                                                                                                                  5,298,974
                                                                                                        --------------------
Finance - Other Services (0.18%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                                      140,000                       148,431
Mizuho JGB Investment LLC
9.87%, 12/30/2025 (c)                                                                 100,000                       105,496

Finance - Other Services
National Rural Utilities Cooperative Finance Corp
5.75%, 8/28/2009                                                                       30,000                        30,319
                                                                                                        --------------------
                                                                                                                    284,246
                                                                                                        --------------------
Financial Guarantee Insurance (0.04%)
MGIC Investment Corp
5.63%, 9/15/2011                                                                       65,000                        64,820
                                                                                                        --------------------

Food - Miscellaneous/Diversified (0.20%)
General Mills Inc
5.49%, 1/22/2010                                                                      300,000                       299,938
HJ Heinz Finance Co
6.75%, 3/15/2032                                                                       15,000                        15,071
                                                                                                        --------------------
                                                                                                                    315,009
                                                                                                        --------------------
Food - Retail (0.08%)
Safeway Inc
5.72%, 3/27/2009 (a)                                                                  125,000                       125,076
                                                                                                        --------------------

Food - Wholesale & Distribution (0.01%)
Sysco International Co
6.10%, 6/ 1/2012                                                                       15,000                        15,418
                                                                                                        --------------------

Gas - Distribution (0.10%)
KeySpan Corp
7.63%, 11/15/2010                                                                      10,000                        10,709
Sempra Energy
4.75%, 5/15/2009                                                                       60,000                        59,171
Southern Union Co
6.15%, 8/16/2008                                                                       90,000                        90,480
                                                                                                        --------------------
                                                                                                                    160,360
                                                                                                        --------------------
Home Equity - Other (5.70%)
ACE Securities Corp
5.53%, 5/25/2035 (a)                                                                  160,000                       160,135
5.43%, 7/25/2035 (a)                                                                   44,776                        44,780
5.57%, 7/25/2035 (a)                                                                  300,000                       300,293
5.53%, 8/25/2035 (a)(b)                                                               550,000                       550,170
5.52%, 10/25/2035 (a)(b)                                                              400,000                       400,126
Asset Backed Funding Certificates
5.58%, 2/25/2035 (a)                                                                   44,428                        44,442
5.50%, 6/25/2035 (a)(b)                                                               327,843                       327,885
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (a)(b)                                                               192,970                       193,081
Bear Stearns Asset Backed Securities Inc
5.97%, 2/25/2034 (a)                                                                   43,947                        44,046
5.92%, 3/25/2034 (a)                                                                  170,494                       170,493
5.56%, 2/25/2035 (a)                                                                   20,141                        20,145
5.48%, 8/25/2036 (a)(b)                                                               525,000                       525,120
CDC Mortgage Capital Trust
5.89%, 6/25/2034 (a)                                                                  159,374                       159,509
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (a)                                                                  225,000                       226,553
Financial Asset Securities Corp AAA Trust
5.59%, 2/27/2035 (a)(c)                                                                17,097                        17,107
First NLC Trust
5.62%, 9/25/2035 (a)(b)                                                               169,221                       169,404
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                     150,000                       149,904
5.81%, 10/25/2036                                                                     115,000                       115,045

Home Equity - Other
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (a)(b)                                                               441,677                       442,798
5.56%, 12/25/2035 (a)                                                                 260,000                       260,260
Master Asset Backed Securities Trust
6.97%, 8/25/2033 (a)                                                                  100,965                       101,119
5.55%, 12/25/2034 (a)                                                                  32,511                        32,518
Morgan Stanley ABS Capital I
6.19%, 12/25/2034 (a)                                                                  50,000                        50,345
5.42%, 7/25/2035 (a)                                                                   54,680                        54,690
5.57%, 9/25/2035 (a)(b)                                                               500,000                       500,774
Morgan Stanley Home Equity Loans
5.43%, 8/25/2035 (a)                                                                  148,846                       148,873
New Century Home Equity Loan Trust
6.04%, 1/25/2034 (a)                                                                  183,130                       183,974
5.61%, 3/25/2035 (a)                                                                   98,006                        98,128
5.59%, 7/25/2035 (a)                                                                  125,000                       125,285
Nomura Home Equity Loan Inc
5.44%, 5/25/2035 (a)                                                                   34,013                        34,016
5.54%, 5/25/2035 (a)                                                                  200,000                       200,146
Option One Mortgage Loan Trust
5.85%, 5/25/2034 (a)                                                                  125,000                       125,302
6.37%, 5/25/2034 (a)                                                                  125,000                       124,999
5.62%, 11/25/2034 (a)                                                                     158                           158
5.56%, 2/25/2035 (a)                                                                   46,648                        46,678
6.32%, 2/25/2035 (a)                                                                   50,000                        50,358
5.57%, 8/25/2035 (a)                                                                  175,000                       175,295
Residential Asset Securities Corp
5.76%, 10/25/2033 (a)                                                                  49,112                        49,121
6.47%, 3/25/2035 (a)                                                                   75,000                        75,101
5.48%, 7/25/2035 (a)(b)                                                               525,000                       525,198
5.59%, 7/25/2035 (a)                                                                  250,000                       250,870
Saxon Asset Securities Trust
6.45%, 3/25/2035 (a)                                                                  225,000                       225,244
Soundview Home Equity Loan Trust
5.44%, 7/25/2036 (a)(b)                                                               450,000                       450,047
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (a)                                                                  175,000                       175,002
5.61%, 10/25/2035 (b)(c)                                                              703,767                       704,346
                                                                                                        --------------------
                                                                                                                  8,828,883
                                                                                                        --------------------
Home Equity - Sequential (0.32%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                                      265,000                       263,242
5.51%, 8/25/2036                                                                      220,000                       219,092
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                                                      19,831                        19,757
                                                                                                        --------------------
                                                                                                                    502,091
                                                                                                        --------------------
Hotels & Motels (0.16%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                                      250,000                       251,049
                                                                                                        --------------------

Industrial Gases (0.02%)
Praxair Inc
6.38%, 4/ 1/2012                                                                       25,000                        25,997
                                                                                                        --------------------

Insurance Brokers (0.32%)
AON Corp
8.21%, 1/ 1/2027 (d)                                                                  190,000                       217,391

Insurance Brokers
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (a)                                                                  275,000                       275,012
3.63%, 2/15/2008                                                                       10,000                         9,783
                                                                                                        --------------------
                                                                                                                    502,186
                                                                                                        --------------------
Investment Companies (0.59%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)                                                                  150,000                       146,830
Citadel Finance Ltd
6.25%, 12/15/2011 (c)                                                                 250,000                       245,338
Xstrata Finance Canada Ltd
5.50%, 11/16/2011 (c)                                                                 140,000                       139,592
5.80%, 11/15/2016 (c)                                                                 125,000                       124,215
Xstrata Finance Dubai Ltd
5.72%, 11/13/2009 (c)                                                                 250,000                       250,100
                                                                                                        --------------------
                                                                                                                    906,075
                                                                                                        --------------------
Investment Management & Advisory Services (0.28%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                                     140,000                       139,923
7.52%, 6/ 1/2066 (a)                                                                  200,000                       218,368
Janus Capital Group Inc
5.88%, 9/15/2011                                                                       75,000                        75,111
                                                                                                        --------------------
                                                                                                                    433,402
                                                                                                        --------------------
Life & Health Insurance (0.62%)
AmerUs Group Co
5.95%, 8/15/2015                                                                       55,000                        58,301
Cigna Corp
7.00%, 1/15/2011                                                                      105,000                       109,932
6.15%, 11/15/2036                                                                      95,000                        92,983
Hartford Life Global Funding Trusts
5.53%, 9/15/2009 (a)                                                                  300,000                       300,984
Lincoln National Corp
5.25%, 6/15/2007                                                                       20,000                        19,969
Prudential Financial Inc
5.51%, 6/13/2008 (a)                                                                  150,000                       150,377
4.75%, 4/ 1/2014                                                                      150,000                       142,444
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                                      75,000                        78,501
                                                                                                        --------------------
                                                                                                                    953,491
                                                                                                        --------------------
Linen Supply & Related Items (0.01%)
Cintas Corp No 2
5.13%, 6/ 1/2007                                                                       10,000                         9,989
                                                                                                        --------------------

Machinery - Construction & Mining (0.05%)
Joy Global Inc
6.00%, 11/15/2016 (c)                                                                  70,000                        70,248
                                                                                                        --------------------

Medical - Drugs (0.14%)
Allergan Inc
5.75%, 4/ 1/2016                                                                      160,000                       160,551
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                                       60,000                        57,842
                                                                                                        --------------------
                                                                                                                    218,393
                                                                                                        --------------------
Medical - HMO (0.11%)
WellPoint Inc
6.80%, 8/ 1/2012                                                                       15,000                        15,815

Medical - HMO
WellPoint Inc (continued)
5.85%, 1/15/2036                                                                      155,000                       150,576
                                                                                                        --------------------
                                                                                                                    166,391
                                                                                                        --------------------
Medical Instruments (0.07%)
Boston Scientific Corp
6.00%, 6/15/2011 (d)                                                                  110,000                       111,249
                                                                                                        --------------------

Medical Products (0.07%)
Baxter International Inc
5.90%, 9/ 1/2016                                                                      100,000                       101,970
                                                                                                        --------------------

Metal - Aluminum (0.12%)
Alcoa Inc
7.38%, 8/ 1/2010                                                                       30,000                        31,939
5.90%, 2/ 1/2027                                                                       75,000                        74,131
5.95%, 2/ 1/2037                                                                       75,000                        74,170
                                                                                                        --------------------
                                                                                                                    180,240
                                                                                                        --------------------
Metal - Diversified (0.19%)
Falconbridge Ltd
7.35%, 6/ 5/2012                                                                       10,000                        10,835
7.25%, 7/15/2012                                                                      255,000                       275,516
5.38%, 6/ 1/2015                                                                       15,000                        14,656
                                                                                                        --------------------
                                                                                                                    301,007
                                                                                                        --------------------
Money Center Banks (0.10%)
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (a)(c)                                                              165,000                       159,282
                                                                                                        --------------------

Mortgage Backed Securities (22.23%)
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (a)                                                                  111,630                       111,937
5.08%, 11/25/2035 (a)                                                                 140,000                       138,784
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (a)                                                                  300,000                       302,451
7.33%, 11/15/2031                                                                     150,000                       156,047
4.86%, 7/10/2043                                                                      265,000                       254,034
4.97%, 7/10/2043                                                                      130,000                       123,985
5.12%, 7/11/2043                                                                      250,000                       246,721
5.33%, 9/10/2045                                                                      325,000                       323,969
5.31%, 10/10/2045                                                                     365,000                       363,301
Banc of America Funding Corp
5.38%, 7/20/2036 (b)                                                                  373,062                       373,263
5.42%, 7/20/2036 (a)(b)                                                               647,543                       646,856
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (a)                                                                   75,000                        73,032
5.10%, 8/25/2035 (a)                                                                  543,714                       544,046
Bear Stearns Alt-A Trust
5.48%, 11/25/2036 (b)                                                                 311,796                       312,251
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (a)(b)                                                               609,226                       609,338
Bear Stearns Commercial Mortgage Securities Inc
5.64%, 6/15/2017 (a)(c)                                                               300,000                       300,042
7.00%, 5/20/2030                                                                      185,000                       193,119
3.97%, 11/11/2035                                                                      83,677                        81,526
0.53%, 5/11/2039 (a)(c)                                                             3,392,854                        62,762
3.24%, 2/11/2041                                                                      108,087                       104,918
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (a)                                                                  130,444                       130,701

Mortgage Backed Securities
Bella Vista Mortgage Trust (continued)
5.57%, 5/20/2045 (a)                                                                  670,851                       672,576
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                                     300,000                       315,593
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049                                                                   4,870,000                       138,162
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048                                                                   8,110,000                       197,492
Commercial Mortgage Pass Through Certificates
5.06%, 5/10/2043 (a)                                                                  100,000                        96,848
0.05%, 12/10/2046                                                                   3,905,000                        48,941
5.25%, 12/10/2046                                                                     235,000                       233,091
Countrywide Alternative Loan Trust
5.57%, 5/25/2034 (a)                                                                   52,156                        52,168
5.54%, 5/25/2035 (a)                                                                  135,840                       136,064
6.19%, 7/20/2035 (a)(e)                                                               134,294                       134,654
5.49%, 6/25/2036 (a)                                                                  750,000                       750,622
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (a)                                                                 189,164                       189,298
5.72%, 4/25/2036 (a)                                                                  325,000                       325,898
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (a)                                                                  50,000                        48,074
5.52%, 4/25/2046 (a)                                                                  245,816                       245,477
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (a)                                                                  325,000                       333,570
0.59%, 9/15/2039 (c)                                                                5,337,000                       165,497
0.06%, 12/15/2039                                                                   1,445,000                        25,044
0.67%, 12/15/2039                                                                   6,350,000                       227,531
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (a)(b)(c)                                                           203,781                       203,873
1.38%, 3/15/2036 (a)(c)                                                             1,243,243                        30,990
0.46%, 5/15/2036 (a)(c)                                                             1,097,894                        13,558
0.61%, 7/15/2036 (a)(c)                                                             1,184,336                        24,654
0.16%, 11/15/2037 (a)(c)                                                            2,009,557                        41,620
7.64%, 9/15/2041 (a)                                                                   40,000                        42,339
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                      355,000                       350,405
First Union National Bank Commercial Mortgage
7.84%, 5/17/2032                                                                      215,000                       227,943
5.59%, 2/12/2034                                                                       52,106                        52,154
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                                       65,000                        69,897
6.14%, 2/12/2034                                                                      150,000                       154,656
GE Capital Commercial Mortgage Corp
4.97%, 8/11/2036                                                                       74,743                        73,951
0.60%, 3/10/2040 (a)(c)                                                             1,647,234                        31,423
4.98%, 5/10/2043 (a)                                                                  465,000                       449,011
5.33%, 11/10/2045 (a)                                                               1,045,000                     1,034,342
GMAC Commercial Mortgage Securities Inc
6.96%, 9/15/2035                                                                      150,000                       157,321
0.83%, 3/10/2038 (a)(c)                                                             1,201,387                        32,033
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (a)(b)                                                               694,118                       694,263
5.62%, 6/25/2045 (a)                                                                  115,809                       116,205
Greenwich Capital Commercial Funding Corp
0.32%, 6/10/2036 (a)(c)                                                             9,306,433                       101,977
5.91%, 7/10/2038 (a)                                                                  230,000                       237,179
GS Mortgage Securities Corp
0.65%, 11/10/2039                                                                   2,549,189                       114,513
Mortgage Backed Securities
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (a)                                                                 129,929                       129,959
5.58%, 8/25/2046 (a)(b)                                                               698,195                       699,522
Homebanc Mortgage Trust
5.66%, 1/25/2036 (a)(b)                                                               649,442                       651,370
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (a)(b)                                                               425,000                       425,142
Impac CMB Trust
6.26%, 10/25/2033 (a)                                                                  62,314                        62,774
6.32%, 10/25/2033 (a)                                                                  52,196                        52,230
6.08%, 12/25/2033 (a)                                                                  23,996                        23,995
5.70%, 1/25/2035 (a)                                                                  105,689                       105,772
5.63%, 4/25/2035 (a)                                                                   95,386                        95,502
5.75%, 4/25/2035 (a)                                                                   88,829                        89,097
5.62%, 8/25/2035 (a)                                                                  124,916                       125,009
5.83%, 8/25/2035 (a)                                                                  271,175                       271,912
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (a)(b)                                                              324,268                       325,360
5.60%, 3/25/2036 (b)                                                                  925,000                       928,297
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (a)                                                                  181,858                       182,198
5.55%, 4/25/2035 (a)                                                                  103,561                       103,925
5.65%, 4/25/2035 (a)                                                                  102,199                       102,539
5.62%, 8/25/2035 (a)                                                                  262,893                       263,894
5.51%, 1/25/2037 (b)(e)                                                               625,000                       625,000
JP Morgan Chase Commercial Mortgage Securities
0.52%, 10/12/2035 (a)(c)                                                            1,627,373                        59,227
5.13%, 9/12/2037 (a)                                                                  100,000                        96,383
1.12%, 1/12/2039 (a)(c)                                                             1,065,168                        35,186
0.20%, 1/15/2042 (a)(c)                                                             1,963,048                        35,054
4.78%, 7/15/2042                                                                      290,000                       275,161
5.59%, 5/12/2045 (a)                                                                  190,000                       190,277
5.44%, 5/15/2045 (a)                                                                  325,000                       321,776
5.30%, 5/15/2047                                                                      355,000                       352,407
JP Morgan Mortgage Trust
5.30%, 7/25/2035 (e)                                                                  200,000                       197,898
4.95%, 11/25/2035 (a)                                                                 400,000                       397,539
5.31%, 4/25/2036 (a)                                                                  223,308                       222,637
5.84%, 6/25/2036 (a)                                                                  348,997                       348,362
5.99%, 6/25/2036 (a)                                                                  114,484                       114,271
5.97%, 8/25/2036 (a)                                                                  550,000                       555,298
6.00%, 8/25/2036 (a)                                                                  286,576                       285,560
5.58%, 10/25/2036                                                                     580,000                       575,679
LB Commercial Conduit Mortgage Trust
7.33%, 10/15/2032                                                                     150,000                       155,360
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                                       24,996                        25,283
4.90%, 6/15/2026                                                                      116,458                       115,886
5.59%, 6/15/2031                                                                      110,000                       110,963
5.74%, 6/15/2032                                                                      240,432                       242,503
0.26%, 3/15/2036 (a)(c)                                                               704,119                        19,805
1.15%, 3/15/2036 (a)(c)                                                             2,347,073                        69,899
0.69%, 8/15/2036 (a)(c)                                                               923,624                        19,156
5.90%, 6/15/2038 (a)                                                                  175,000                       180,744
5.41%, 9/15/2039 (a)                                                                   80,000                        79,125
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (a)                                                                  102,559                       102,596
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                                      290,000                       294,768
Mortgage Backed Securities
Merrill Lynch Mortgage Trust (continued)
5.61%, 5/12/2039                                                                      275,000                       277,633
5.66%, 5/12/2039 (a)                                                                  335,000                       339,909
0.53%, 2/12/2042 (a)                                                                2,414,411                        34,594
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (a)                                                                  170,000                       168,321
0.05%, 12/12/2049                                                                   2,455,000                        36,487
5.11%, 12/12/2049                                                                     280,000                       275,961
Morgan Stanley Capital I
7.11%, 4/15/2033                                                                      195,000                       201,456
1.01%, 1/13/2041 (a)(c)                                                               748,448                        26,091
5.54%, 5/24/2043 (a)(b)(c)(e)                                                         425,000                       424,552
0.04%, 12/15/2043 (c)                                                               2,790,000                        37,762
5.92%, 12/20/2046 (e)                                                                 150,000                       150,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                                       72,981                        74,397
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (a)                                                                  117,411                       117,581
Sequoia Mortgage Trust
5.55%, 2/20/2035 (a)                                                                  145,424                       145,363
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (a)                                                                  126,796                       127,288
5.55%, 12/25/2035 (a)                                                                 111,809                       111,842
5.55%, 3/25/2036 (a)                                                                  220,351                       220,642
5.43%, 6/25/2036 (a)                                                                   70,989                        70,998
Structured Adjustable Rate Mortgage Loan Trust
4.68%, 7/25/2034 (a)                                                                  400,000                       391,154
6.02%, 8/25/2034 (a)                                                                  319,857                       322,977
5.57%, 3/25/2035 (a)                                                                  110,624                       110,693
5.25%, 12/25/2035                                                                     175,638                       173,627
5.25%, 2/25/2036 (a)                                                                  239,968                       237,975
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (a)                                                                  114,573                       114,951
5.63%, 9/25/2045 (a)                                                                  183,951                       184,731
Structured Asset Securities Corp
5.50%, 6/25/2036 (a)                                                                  325,000                       324,888
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (a)                                                                 355,540                       355,940
Wachovia Bank Commercial Mortgage Trust
0.19%, 11/15/2035 (c)                                                               5,336,734                        59,574
0.22%, 1/15/2041 (a)(c)                                                               891,665                         6,685
0.44%, 10/15/2041 (a)(c)                                                            5,109,356                        85,251
0.27%, 3/15/2042 (a)(c)                                                             8,369,099                        96,341
4.94%, 4/15/2042                                                                      430,000                       413,692
5.80%, 7/15/2045                                                                      345,000                       350,332
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)(b)                                                               583,428                       584,335
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                                                  219,190                       210,984
Washington Mutual Inc
5.64%, 12/25/2027 (a)                                                                 232,987                       233,020
3.97%, 3/25/2033                                                                       34,548                        34,048
3.80%, 6/25/2034 (a)                                                                  125,000                       120,429
4.67%, 5/25/2035 (a)                                                                   75,000                        73,725
6.08%, 9/25/2036                                                                      123,411                       123,310
5.79%, 7/25/2044 (a)                                                                   88,580                        88,920
5.63%, 1/25/2045 (a)                                                                  104,388                       104,559
5.85%, 1/25/2045 (a)                                                                  224,351                       225,027
5.55%, 4/25/2045 (a)                                                                   57,978                        58,114
Mortgage Backed Securities
Washington Mutual Inc (continued)
5.59%, 4/25/2045 (a)                                                                  104,360                       104,663
5.61%, 7/25/2045 (a)                                                                  147,865                       148,296
5.70%, 11/25/2045 (a)(b)                                                              800,000                       803,740
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (a)                                                                  243,407                       239,073
4.99%, 10/25/2035 (a)                                                                 419,902                       414,848
                                                                                                        --------------------
                                                                                                                 34,423,069
                                                                                                        --------------------
Multi-Line Insurance (0.96%)
ACE Ltd
6.00%, 4/ 1/2007                                                                      140,000                       140,093
Aegon NV
4.75%, 6/ 1/2013                                                                       10,000                         9,607
American International Group Inc
4.25%, 5/15/2013 (d)                                                                   15,000                        14,028
CNA Financial Corp
6.00%, 8/15/2011                                                                      130,000                       131,572
Genworth Financial Inc
6.15%, 11/15/2066 (a)                                                                  90,000                        89,637
Hartford Financial Services Group Inc
4.70%, 9/ 1/2007                                                                       15,000                        14,932
5.25%, 10/15/2011                                                                      80,000                        79,602
5.95%, 10/15/2036                                                                      55,000                        54,765
ING Groep NV
5.78%, 12/ 8/2035                                                                     410,000                       405,825
Metlife Inc
6.40%, 12/15/2036                                                                     295,000                       295,557
Metropolitan Life Global Funding I
5.51%, 3/17/2009 (a)(c)                                                               250,000                       250,306
                                                                                                        --------------------
                                                                                                                  1,485,924
                                                                                                        --------------------
Multimedia (0.92%)
News America Inc
6.63%, 1/ 9/2008                                                                      150,000                       151,332
4.75%, 3/15/2010                                                                       10,000                         9,791
6.20%, 12/15/2034                                                                      55,000                        53,356
6.40%, 12/15/2035                                                                      60,000                        59,759
Thomson Corp/The
5.75%, 2/ 1/2008                                                                       15,000                        15,027
4.75%, 5/28/2010                                                                       15,000                        14,703
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                                                      140,000                       164,486
Time Warner Inc
6.15%, 5/ 1/2007                                                                      125,000                       125,161
5.61%, 11/13/2009                                                                     200,000                       200,182
5.50%, 11/15/2011                                                                     110,000                       109,730
6.50%, 11/15/2036                                                                      85,000                        84,601
Viacom Inc
5.74%, 6/16/2009 (d)                                                                   75,000                        75,255
5.75%, 4/30/2011                                                                       80,000                        80,087
Walt Disney Co/The
5.45%, 9/10/2009 (a)(b)                                                               275,000                       275,343
7.00%, 3/ 1/2032                                                                       10,000                        11,430
                                                                                                        --------------------
                                                                                                                  1,430,243
                                                                                                        --------------------
Mutual Insurance (0.04%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (c)(d)                                                                60,000                        65,236
                                                                                                        --------------------


Non-Ferrous Metals (0.06%)
Codelco Inc
6.15%, 10/24/2036 (c)                                                                  90,000                        91,537
                                                                                                        --------------------

Non-Hazardous Waste Disposal (0.07%)
Oakmont Asset Trust
4.51%, 12/22/2008 (c)                                                                 105,000                       102,371
                                                                                                        --------------------

Oil - Field Services (0.31%)
BJ Services Co
5.54%, 6/ 1/2008 (a)                                                                  275,000                       275,124
Halliburton Co
5.50%, 10/15/2010                                                                      15,000                        14,989
Smith International Inc
6.00%, 6/15/2016                                                                       85,000                        85,597
Weatherford International Ltd
6.50%, 8/ 1/2036                                                                      105,000                       104,999
                                                                                                        --------------------
                                                                                                                    480,709
                                                                                                        --------------------
Oil & Gas Drilling (0.24%)
Transocean Inc
5.57%, 9/ 5/2008 (a)(b)                                                               375,000                       375,298
                                                                                                        --------------------

Oil Company - Exploration & Production (0.80%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (a)                                                                  200,000                       200,503
6.45%, 9/15/2036                                                                      170,000                       168,433
Apache Corp
5.63%, 1/15/2017                                                                       15,000                        15,006
6.00%, 1/15/2037                                                                       55,000                        54,773
Nexen Inc
5.05%, 11/20/2013                                                                     310,000                       297,342
7.88%, 3/15/2032                                                                       20,000                        23,674
Pemex Project Funding Master Trust
8.00%, 11/15/2011 (d)                                                                 240,000                       261,600
XTO Energy Inc
5.65%, 4/ 1/2016                                                                      100,000                        98,242
6.10%, 4/ 1/2036                                                                      125,000                       120,380
                                                                                                        --------------------
                                                                                                                  1,239,953
                                                                                                        --------------------
Oil Company - Integrated (0.22%)
ConocoPhillips Co
8.75%, 5/25/2010                                                                       25,000                        27,560
Husky Energy Inc
6.25%, 6/15/2012                                                                       40,000                        41,060
6.15%, 6/15/2019                                                                       55,000                        55,355
Marathon Oil Corp
6.80%, 3/15/2032                                                                       15,000                        16,483
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                      20,000                        19,791
Petro-Canada
4.00%, 7/15/2013                                                                       15,000                        13,607
5.95%, 5/15/2035                                                                      155,000                       146,208
Petronas Capital Ltd
7.88%, 5/22/2022 (c)                                                                   10,000                        12,114
                                                                                                        --------------------
                                                                                                                    332,178
                                                                                                        --------------------
Oil Field Machinery & Equipment (0.06%)
Cameron International Corp
2.65%, 4/15/2007                                                                       90,000                        89,489
                                                                                                        --------------------

Oil Refining & Marketing (0.19%)
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                                      240,000                       251,863
6.75%, 2/ 1/2011                                                                       40,000                        41,336
                                                                                                        --------------------
                                                                                                                    293,199
                                                                                                        --------------------
Paper & Related Products (0.01%)
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                                       10,000                         9,570
MeadWestvaco Corp
6.85%, 4/ 1/2012                                                                       10,000                        10,495
                                                                                                        --------------------
                                                                                                                     20,065
                                                                                                        --------------------
Pharmacy Services (0.15%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                                      225,000                       238,995
                                                                                                        --------------------

Pipelines (0.88%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                                       45,000                        43,262
Buckeye Partners LP
4.63%, 7/15/2013                                                                       50,000                        46,624
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                                       15,000                        14,417
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                       35,000                        33,885
5.95%, 6/ 1/2033                                                                      135,000                       124,175
Energy Transfer Partners LP
6.63%, 10/15/2036                                                                      50,000                        51,279
Kinder Morgan Energy Partners LP
6.75%, 3/15/2011                                                                       30,000                        31,249
6.00%, 2/ 1/2017                                                                      185,000                       185,548
6.50%, 2/ 1/2037                                                                      185,000                       185,240
National Fuel Gas Co
5.25%, 3/ 1/2013                                                                       40,000                        38,868
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                      130,000                       131,494
6.65%, 10/ 1/2036                                                                     120,000                       123,545
Plains All American Pipeline LP
6.70%, 5/15/2036                                                                      125,000                       127,742
TEPPCO Partners LP
7.63%, 2/15/2012                                                                      215,000                       229,782
                                                                                                        --------------------
                                                                                                                  1,367,110
                                                                                                        --------------------
Power Converter & Supply Equipment (0.01%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                                       15,000                        14,959
                                                                                                        --------------------

Property & Casualty Insurance (0.28%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                                      180,000                       195,852
Markel Corp
6.80%, 2/15/2013                                                                       70,000                        72,247
Progressive Corp/The
6.25%, 12/ 1/2032                                                                       5,000                         5,251
Safeco Corp
7.25%, 9/ 1/2012                                                                        3,000                         3,242
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                                                      155,000                       155,095
                                                                                                        --------------------
                                                                                                                    431,687
                                                                                                        --------------------

Real Estate Magagement & Services (0.18%)
EOP Operating LP
7.00%, 7/15/2011                                                                       35,000                        37,375
5.88%, 1/15/2013                                                                      110,000                       113,465
4.75%, 3/15/2014                                                                      125,000                       123,256
                                                                                                        --------------------
                                                                                                                    274,096
                                                                                                        --------------------
Real Estate Operator & Developer (0.04%)
Duke Realty LP
5.63%, 8/15/2011                                                                       45,000                        45,147
4.63%, 5/15/2013                                                                       10,000                         9,485
                                                                                                        --------------------
                                                                                                                     54,632
                                                                                                        --------------------
Regional Authority (0.03%)
Province of Nova Scotia Canada
5.75%, 2/27/2012                                                                       25,000                        25,633
Province of Ontario Canada
5.13%, 7/17/2012                                                                       25,000                        24,965
                                                                                                        --------------------
                                                                                                                     50,598
                                                                                                        --------------------
Regional Banks (1.39%)
Bank of America Corp
3.88%, 1/15/2008 (d)                                                                    5,000                         4,926
Bank One Corp
6.00%, 8/ 1/2008                                                                       50,000                        50,509
Capital One Financial Corp
5.67%, 9/10/2009 (b)                                                                  250,000                       251,154
5.70%, 9/15/2011                                                                      110,000                       111,042
4.80%, 2/21/2012                                                                      130,000                       125,881
5.50%, 6/ 1/2015                                                                      125,000                       123,813
6.15%, 9/ 1/2016                                                                      215,000                       220,429
Fifth Third Bancorp
3.38%, 8/15/2008                                                                       10,000                         9,714
Fleet Capital Trust II
7.92%, 12/11/2026                                                                     300,000                       311,988
PNC Funding Corp
0.00%, 1/31/2012 (f)                                                                  450,000                       449,803
SunTrust Preferred Capital I
5.85%, 12/31/2049                                                                      95,000                        95,854
Wachovia Corp
6.38%, 2/ 1/2009                                                                      180,000                       183,506
Wells Fargo & Co
3.50%, 4/ 4/2008 (d)                                                                   10,000                         9,788
3.12%, 8/15/2008                                                                       30,000                        28,991
Wells Fargo Capital X
5.95%, 12/15/2036                                                                     180,000                       176,899
                                                                                                        --------------------
                                                                                                                  2,154,297
                                                                                                        --------------------
Reinsurance (0.44%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                                      165,000                       167,326
PartnerRe Finance II
6.44%, 12/ 1/2066 (a)                                                                  90,000                        89,576
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                                      175,000                       183,031
Transatlantic Holdings Inc
5.75%, 12/14/2015                                                                     250,000                       247,082
                                                                                                        --------------------
                                                                                                                    687,015
                                                                                                        --------------------
REITS - Apartments (0.11%)
AvalonBay Communities Inc
5.50%, 1/15/2012                                                                      120,000                       120,060

REITS - Apartments
Camden Property Trust
5.88%, 6/ 1/2007                                                                       15,000                        15,018
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                                                       40,000                        40,980
                                                                                                        --------------------
                                                                                                                    176,058
                                                                                                        --------------------
REITS - Diversified (0.51%)
iStar Financial Inc
6.61%, 3/12/2007 (a)                                                                  150,000                       150,172
5.70%, 9/15/2009 (a)(c)                                                               125,000                       125,103
5.65%, 9/15/2011                                                                      200,000                       199,197
5.15%, 3/ 1/2012                                                                      140,000                       135,472
5.95%, 10/15/2013 (c)                                                                 175,000                       174,744
                                                                                                        --------------------
                                                                                                                    784,688
                                                                                                        --------------------
REITS - Healthcare (0.32%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (a)(b)                                                               150,000                       149,882
5.65%, 12/15/2013                                                                     185,000                       181,356
6.00%, 1/30/2017                                                                      125,000                       123,610
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                       40,000                        40,746
                                                                                                        --------------------
                                                                                                                    495,594
                                                                                                        --------------------
REITS - Hotels (0.07%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                                      100,000                       101,572
                                                                                                        --------------------

REITS - Office Property (0.21%)
Brandywine Operating Partnership LP/PA
5.63%, 12/15/2010                                                                     130,000                       130,235
HRPT Properties Trust
5.96%, 3/16/2011 (a)                                                                  200,000                       200,097
                                                                                                        --------------------
                                                                                                                    330,332
                                                                                                        --------------------
REITS - Regional Malls (0.19%)
Simon Property Group LP
5.38%, 8/28/2008                                                                       10,000                         9,984
3.75%, 1/30/2009                                                                       15,000                        14,553
5.60%, 9/ 1/2011 (d)                                                                  145,000                       145,747
5.75%, 5/ 1/2012                                                                      125,000                       126,309
                                                                                                        --------------------
                                                                                                                    296,593
                                                                                                        --------------------
REITS - Shopping Centers (0.17%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                                                     200,000                       197,044
Federal Realty Investment Trust
6.20%, 1/15/2017                                                                       65,000                        66,506
                                                                                                        --------------------
                                                                                                                    263,550
                                                                                                        --------------------
REITS - Single Tenant (0.22%)
Tanger Properties LP
9.13%, 2/15/2008                                                                      335,000                       345,489
                                                                                                        --------------------

REITS - Warehouse & Industrial (0.16%)
Prologis
5.62%, 8/24/2009 (a)(b)                                                               250,000                       250,429
                                                                                                        --------------------

Rental - Auto & Equipment (0.25%)
Erac USA Finance Co
5.61%, 4/30/2009 (b)(c)                                                               260,000                       260,545

Rental - Auto & Equipment
Erac USA Finance Co (continued)
5.62%, 8/28/2009 (a)(c)                                                               125,000                       125,240
                                                                                                        --------------------
                                                                                                                    385,785
                                                                                                        --------------------
Retail - Building Products (0.28%)
Home Depot Inc
5.49%, 12/16/2009 (b)                                                                 150,000                       150,170
5.25%, 12/16/2013                                                                     170,000                       168,184
5.88%, 12/16/2036                                                                     115,000                       112,071
                                                                                                        --------------------
                                                                                                                    430,425
                                                                                                        --------------------
Retail - Drug Store (0.01%)
CVS Corp
3.88%, 11/ 1/2007                                                                      15,000                        14,821
                                                                                                        --------------------

Retail - Regional Department Store (0.13%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                                                      185,000                       189,835
Kohl's Corp
6.00%, 1/15/2033                                                                       10,000                         9,521
                                                                                                        --------------------
                                                                                                                    199,356
                                                                                                        --------------------
Retail - Restaurants (0.01%)
McDonald's Corp
5.38%, 4/30/2007                                                                       15,000                        15,001
                                                                                                        --------------------

Savings & Loans - Thrifts (0.42%)
Washington Mutual Bank
6.88%, 6/15/2011                                                                       75,000                        78,737
Washington Mutual Inc
5.66%, 1/15/2010 (a)(b)                                                               575,000                       577,549
                                                                                                        --------------------
                                                                                                                    656,286
                                                                                                        --------------------
Sovereign (0.34%)
Chile Government International Bond
5.76%, 1/28/2008 (a)                                                                  175,000                       175,437
5.50%, 1/15/2013                                                                        5,000                         5,023
Poland Government International Bond
6.25%, 7/ 3/2012                                                                       15,000                        15,643
South Africa Government International Bond
6.50%, 6/ 2/2014                                                                       65,000                        67,925
United Mexican States
6.75%, 9/27/2034                                                                      243,000                       257,580
                                                                                                        --------------------
                                                                                                                    521,608
                                                                                                        --------------------
Special Purpose Banks (0.09%)
Korea Development Bank
4.25%, 11/13/2007                                                                      10,000                         9,899
3.88%, 3/ 2/2009                                                                       15,000                        14,548
5.76%, 10/20/2009 (a)                                                                 110,000                       110,716
                                                                                                        --------------------
                                                                                                                    135,163
                                                                                                        --------------------
Special Purpose Entity (1.26%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)                                                                 285,000                       295,174
5.20%, 8/15/2015 (c)                                                                  205,000                       198,552
Capital One Capital IV
6.75%, 2/17/2037 (g)                                                                   95,000                        95,608
John Hancock Global Funding II
5.53%, 4/ 3/2009 (a)(b)(c)                                                            300,000                       300,782
JPMorgan Chase Capital XXII
6.45%, 2/ 2/2037 (g)                                                                   70,000                        70,697

Special Purpose Entity
MBIA Global Funding LLC
5.32%, 2/20/2007 (a)(c)                                                               250,000                       250,002
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                                       15,000                        14,350
SMFG Preferred Capital USD 1 Ltd
6.08%, 12/29/2049 (c)                                                                 185,000                       181,988
Swiss Re Capital I LP
6.85%, 5/29/2049 (a)(c)                                                               150,000                       157,025
Tyco International Group S.A. Participation Certification Trust
4.44%, 6/15/2007 (c)                                                                  350,000                       348,591
Unilever Capital Corp
7.13%, 11/ 1/2010                                                                      30,000                        31,737
                                                                                                        --------------------
                                                                                                                  1,944,506
                                                                                                        --------------------
Supranational Bank (0.05%)
Inter-American Development Bank
6.38%, 10/22/2007                                                                      75,000                        75,562
                                                                                                        --------------------

Telecommunication Services (0.39%)
TELUS Corp
7.50%, 6/ 1/2007                                                                      190,000                       191,037
Verizon Global Funding Corp
6.88%, 6/15/2012                                                                       15,000                        15,968
7.75%, 12/ 1/2030                                                                     335,000                       389,633
                                                                                                        --------------------
                                                                                                                    596,638
                                                                                                        --------------------
Telephone - Integrated (1.27%)
AT&T Inc
5.58%, 11/14/2008 (a)(b)                                                              325,000                       325,969
Deutsche Telekom International Finance BV
5.55%, 3/23/2009 (a)                                                                  250,000                       250,418
France Telecom SA
7.75%, 3/ 1/2011 (a)                                                                  290,000                       314,731
Sprint Nextel Corp
6.00%, 12/ 1/2016                                                                     335,000                       325,683
Telecom Italia Capital SA
4.00%, 11/15/2008                                                                      15,000                        14,616
5.85%, 2/ 1/2011 (a)                                                                   70,000                        69,826
5.97%, 7/18/2011 (a)                                                                  150,000                       150,155
Telefonica Emisiones SAU
5.66%, 6/19/2009 (a)                                                                  150,000                       150,210
5.98%, 6/20/2011                                                                      100,000                       101,588
7.05%, 6/20/2036                                                                       55,000                        59,167
Telefonica Europe BV
7.75%, 9/15/2010                                                                       70,000                        75,046
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                                     100,000                        98,096
Verizon Communications Inc
5.35%, 2/15/2011 (d)                                                                   35,000                        34,927
                                                                                                        --------------------
                                                                                                                  1,970,432
                                                                                                        --------------------
Television (0.16%)
CBS Corp
5.63%, 5/ 1/2007 (b)                                                                  250,000                       250,080
                                                                                                        --------------------

Textile - Home Furnishings (0.02%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                                       30,000                        30,048
                                                                                                        --------------------


Tools - Hand Held (0.21%)
Snap-On Inc
5.49%, 1/12/2010 (b)                                                                  225,000                       224,970
5.25%, 1/15/2017                                                                       80,000                        79,033
Stanley Works/The
4.90%, 11/ 1/2012 (d)                                                                  15,000                        14,457
                                                                                                        --------------------
                                                                                                                    318,460
                                                                                                        --------------------
Transport - Rail (0.22%)
Burlington Northern Santa Fe Corp
7.95%, 8/15/2030                                                                       30,000                        36,326
6.20%, 8/15/2036                                                                      150,000                       151,012
Canadian National Railway Co
4.40%, 3/15/2013                                                                       15,000                        14,172
CSX Corp
4.88%, 11/ 1/2009                                                                     100,000                        98,598
Union Pacific Corp
4.70%, 1/ 2/2024                                                                        9,701                         9,169
6.63%, 2/ 1/2029                                                                       35,000                        37,385
                                                                                                        --------------------
                                                                                                                    346,662
                                                                                                        --------------------
Transport - Services (0.22%)
FedEx Corp
2.65%, 4/ 1/2007                                                                      300,000                       298,682
3.50%, 4/ 1/2009                                                                       40,000                        38,418
                                                                                                        --------------------
                                                                                                                    337,100
                                                                                                        --------------------
TOTAL BONDS                                                                                          $          118,241,527
                                                                                                        --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (54.26%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.76%)
4.50%, 2/ 1/2022 (h)                                                                  530,000                       508,303
5.00%, 2/ 1/2022 (h)                                                                1,815,000                     1,774,163
5.00%, 2/ 1/2037 (h)                                                                3,685,000                     3,538,750
5.50%, 2/ 1/2037 (h)                                                                7,060,000                     6,947,478
6.00%, 2/ 1/2037 (h)                                                                3,660,000                     3,673,725
6.50%, 2/ 1/2037 (h)                                                                  400,000                       406,625
5.50%, 3/ 1/2009                                                                        6,797                         6,834
6.50%, 12/ 1/2015                                                                       9,565                         9,777
7.50%, 12/ 1/2015                                                                      15,543                        16,094
6.50%, 6/ 1/2017                                                                       51,929                        53,080
6.00%, 7/ 1/2017                                                                       99,565                       100,810
5.00%, 5/ 1/2018                                                                      119,233                       116,845
5.00%, 1/ 1/2019                                                                      135,537                       132,794
6.00%, 6/ 1/2028                                                                       46,178                        46,601
6.50%, 3/ 1/2029                                                                       58,205                        59,655
7.50%, 10/ 1/2030                                                                      24,756                        25,824
8.00%, 11/ 1/2030                                                                       1,604                         1,685
7.00%, 12/ 1/2030                                                                      19,311                        19,940
7.50%, 12/ 1/2030                                                                       3,591                         3,740
6.50%, 5/ 1/2031                                                                       40,517                        41,461
6.50%, 10/ 1/2031                                                                       7,302                         7,472
7.00%, 1/ 1/2032                                                                       18,678                        19,265
6.50%, 2/ 1/2032                                                                       11,363                        11,628
7.50%, 4/ 1/2032                                                                       10,506                        10,911
6.50%, 5/ 1/2032                                                                       78,729                        80,740
5.50%, 5/ 1/2033                                                                      132,252                       130,486
5.50%, 8/ 1/2033                                                                      335,396                       330,919
5.50%, 10/ 1/2033                                                                     121,830                       120,203
5.50%, 12/ 1/2033                                                                      88,339                        87,160
5.50%, 1/ 1/2034                                                                      980,370                       966,734
5.50%, 9/ 1/2034                                                                      173,769                       171,352

Federal Home Loan Mortgage Corporation (FHLMC)
5.50%, 3/ 1/2035                                                                      215,352                       212,086
6.00%, 8/ 1/2036                                                                      133,837                       134,368
6.50%, 11/ 1/2036                                                                     337,530                       343,152
5.59%, 6/ 1/2035 (a)                                                                  391,764                       396,821
4.69%, 8/ 1/2035 (a)                                                                  178,813                       175,072
5.02%, 9/ 1/2035                                                                      355,227                       354,211
5.57%, 2/ 1/2037 (e)                                                                  275,000                       272,946
                                                                                                        --------------------
                                                                                                                 21,309,710
                                                                                                        --------------------
Federal National Mortgage Association (FNMA) (14.92%)
4.50%, 2/ 1/2022 (h)                                                                  300,000                       287,906
5.00%, 2/ 1/2022 (h)                                                                  570,000                       557,531
5.50%, 2/ 1/2022 (h)                                                                1,450,000                     1,443,656
5.00%, 2/ 1/2037 (h)                                                                3,335,000                     3,199,516
5.50%, 2/ 1/2037 (h)                                                                4,480,000                     4,405,802
6.00%, 2/ 1/2037 (h)                                                                3,790,000                     3,803,030
6.50%, 2/ 1/2037 (h)                                                                  175,000                       177,898
5.00%, 3/ 1/2037 (h)                                                                1,250,000                     1,199,219
5.50%, 2/ 1/2009                                                                       14,045                        14,089
5.50%, 6/ 1/2009                                                                       25,877                        25,958
6.00%, 10/ 1/2016                                                                      11,542                        11,686
5.00%, 9/ 1/2017                                                                      411,516                       403,505
5.50%, 1/ 1/2018                                                                       88,764                        88,573
5.00%, 3/ 1/2018                                                                      455,193                       446,224
6.00%, 10/ 1/2021                                                                     522,395                       528,269
5.50%, 3/ 1/2023                                                                      266,398                       263,996
5.50%, 7/ 1/2023                                                                      373,093                       369,728
6.00%, 9/ 1/2031                                                                       54,218                        54,618
7.00%, 9/ 1/2031                                                                       18,114                        18,652
6.50%, 12/ 1/2031                                                                      33,141                        33,912
6.00%, 4/ 1/2033                                                                       97,253                        97,850
5.50%, 9/ 1/2033                                                                      200,815                       198,021
4.23%, 6/ 1/2034 (a)                                                                   84,304                        83,092
5.50%, 6/ 1/2034                                                                       37,556                        37,009
4.36%, 7/ 1/2034 (a)                                                                   50,264                        49,600
4.31%, 12/ 1/2034 (a)                                                                 137,248                       135,340
4.60%, 3/ 1/2035 (a)                                                                  144,621                       142,953
5.09%, 8/ 1/2035                                                                      235,929                       235,095
5.00%, 2/ 1/2036                                                                    1,889,473                     1,812,764
5.72%, 2/ 1/2036 (a)                                                                  101,447                       101,550
6.85%, 3/ 1/2036 (a)                                                                  346,189                       353,240
6.00%, 5/ 1/2036                                                                       92,630                        92,971
5.79%, 6/ 1/2036 (a)(e)                                                                56,989                        57,153
6.00%, 7/ 1/2036                                                                      222,812                       223,630
6.50%, 8/ 1/2036                                                                      315,825                       321,086
6.50%, 12/ 1/2036                                                                   1,798,422                     1,828,383
                                                                                                        --------------------
                                                                                                                 23,103,505
                                                                                                        --------------------
Government National Mortgage Association (GNMA) (2.80%)
5.00%, 2/ 1/2037 (h)                                                                  350,000                       337,859
5.50%, 2/ 1/2037 (h)                                                                2,120,000                     2,098,139
6.00%, 2/ 1/2037 (h)                                                                  250,000                       252,344
7.00%, 7/15/2031                                                                       17,996                        18,603
6.00%, 7/15/2032                                                                       20,216                        20,441
6.00%, 12/15/2032                                                                      37,888                        38,310
6.00%, 12/15/2033                                                                     531,612                       537,320
5.00%, 2/15/2034                                                                    1,024,611                       990,468
6.50%, 10/20/2028                                                                      22,546                        23,116
8.00%, 8/20/2029                                                                        3,259                         3,442
6.50%, 2/20/2032                                                                       12,662                        12,966

Government National Mortgage Association (GNMA)
6.50%, 5/20/2032                                                                        4,001                         4,097
                                                                                                        --------------------
                                                                                                                  4,337,105
                                                                                                        --------------------
U.S. Treasury (21.73%)
4.38%, 5/15/2007 (d)                                                                1,500,000                     1,496,718
4.00%, 6/15/2009 (d)                                                                1,250,000                     1,225,440
3.63%, 7/15/2009 (d)                                                                2,775,000                     2,694,678
4.88%, 8/15/2009 (d)                                                                2,634,551                     2,633,934
3.50%, 2/15/2010 (d)                                                                5,240,000                     5,042,887
5.00%, 2/15/2011 (d)                                                                1,750,000                     1,763,057
4.88%, 2/15/2012 (d)                                                                1,600,000                     1,605,875
4.38%, 8/15/2012 (d)                                                                1,675,000                     1,641,761
3.88%, 2/15/2013 (d)                                                                  500,000                       475,859
4.25%, 8/15/2013 (d)                                                                  900,000                       872,086
4.00%, 2/15/2014                                                                      550,000                       523,037
4.75%, 5/15/2014 (d)                                                                  750,000                       746,602
4.25%, 11/15/2014 (d)                                                               1,850,000                     1,781,998
7.25%, 5/15/2016 (d)                                                                1,375,000                     1,619,062
4.88%, 8/15/2016 (d)                                                                2,760,000                     2,768,194
8.13%, 8/15/2019 (d)                                                                  825,000                     1,067,215
6.25%, 8/15/2023 (d)                                                                1,250,000                     1,420,410
6.00%, 2/15/2026 (d)                                                                1,440,000                     1,610,888
6.25%, 5/15/2030 (d)                                                                2,275,000                     2,669,392
                                                                                                        --------------------
                                                                                                                 33,659,093
                                                                                                        --------------------
U.S. Treasury Inflation-Indexed Obligations (1.05%)
3.88%, 1/15/2009 (d)                                                                  460,748                       473,238
4.25%, 1/15/2010                                                                      359,298                       378,119
2.00%, 1/15/2014 (d)                                                                  790,627                       769,471
                                                                                                        --------------------
                                                                                                                  1,620,828
                                                                                                        --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                $           84,030,241
                                                                                                        --------------------
SHORT TERM INVESTMENTS (10.08%)
Commercial Paper (10.08%)
Burlington Northern Santa Fe
5.33%, 2/ 1/2007 (b)                                                                  500,000                       500,000
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (f)                                                                8,148,997                     8,148,997
Investment in Joint Trading Account; General Electric Capital
5.26%, 2/ 1/2007                                                                    6,954,642                     6,954,642
                                                                                                        --------------------
                                                                                                                 15,603,639
                                                                                                        --------------------
TOTAL SHORT TERM INVESTMENTS                                                                         $           15,603,639
                                                                                                        --------------------
MONEY MARKET FUNDS (4.72%)
Money Center Banks (4.72%)
BNY Institutional Cash Reserve Fund (b)                                             7,314,000                     7,314,000
                                                                                                        --------------------
TOTAL MONEY MARKET FUNDS                                                                             $            7,314,000
                                                                                                        --------------------
Total Investments                                                                                    $          225,189,407
Liabilities in Excess of Other Assets, Net - (45.42)%                                                          (70,337,033)
                                                                                                        --------------------
TOTAL NET ASSETS - 100.00%                                                                           $          154,852,374
                                                                                                        ====================
                                                                                                        --------------------

                                                                                                        ====================

(a)   Variable Rate

(b)   Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,488,541 or 6.13% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,287,428 or 1.48% of net assets.

(f)  Non-Income Producing Security

(g)  Security purchased on a when-issued basis.

(h) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $              599,595
Unrealized Depreciation                                   (1,776,341)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                (1,176,746)
Cost for federal income tax purposes                      226,366,153


                  SCHEDULE OF INTEREST RATE SWAPTION AGREEMENTS
                                   Floating Rate    Pay/Receive
      Description   Counterparty       Index       Floating Rate
Call - OTC 3-Year  Deutsche Bank   3-month LIBOR   Receive
Interest Rate Swap
Call - OTC 3-Year  Merrill Lynch   3-month LIBOR   Receive
Interest Rate Swap


                                                     Notional
      Description   Exercise Rate  Expiration Date  Amount     Premium    Value
Call - OTC 3-Year       4.97%      September-07
Interest Rate Swap                               4,400,000    10,230    8,838
Call - OTC 3-Year       4.90%      September-07
Interest Rate Swap                               4,400,000    10,450    7,223



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                        Unrealized
                                                                               Notional                 Appreciation/
Description                                                                     Amount                 (Depreciation)
------------------------------------------------------------------------ ---------------------- -------------------------
Receive a monthly return equal to a 4.50% 15 year Fannie Mae Obligation and pay monthly a floating rate based on
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.         $       2,814,792        $         (26,981)


Receive a monthly return equal to the Lehman ERISA Eligible CMBS
Index and pay monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.          1,400,000                  (10,839)


Receive a monthly return equal to the Lehman ERISA Eligible
CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 5 basis points with Wachovia Bank.  Expires May 2007.             1,600,000                  (12,456)


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                               Current         Unrealized
                                                                     Number of      Original    Market         Appreciation/
Type                                                                 Contracts       Value      Value         (Depreciation)
---------------------------------------------------------------------------------------------- ---- ------------
Sell:
Call Option; U.S. 10 Year Note; Strike Price 110; February 2007         55             $2,441       $859       $1,582
Put Option; U.S. 10 Year Note; Strike Price 106; February 2007          27              2,886      3,797        (911)

Portfolio Summary (unaudited)
------------------------------------------------------ --------------------
Sector                                                             Percent
------------------------------------------------------ --------------------
Mortgage Securities                                                 60.00%
Financial                                                           26.71%
Government                                                          24.44%
Asset Backed Securities                                             18.32%
Communications                                                       4.09%
Utilities                                                            2.71%
Energy                                                               2.70%
Consumer, Non-cyclical                                               2.27%
Industrial                                                           1.98%
Consumer, Cyclical                                                   1.08%
Basic Materials                                                      0.96%
Technology                                                           0.16%
Liabilities in Excess of Other Assets, Net                       (-45.42%)
                                                       --------------------
TOTAL NET ASSETS                                                   100.00%
                                                       ====================

Other Assets Summary (unaudited)
------------------------------------------------------ --------------------
Asset Type                                                         Percent
------------------------------------------------------ --------------------
Futures                                                              0.00%
Interest Rate Swaptions                                              0.01%
Total Return Swaps                                                   0.03%

Schedule of Investments
January 31, 2007 (unaudited)
High Yield Fund
                                                                                         Principal
                                                                                           Amount              Value
                                                                                   -------------------- --------------------
BONDS (91.73%)
Advanced Materials & Products (0.47%)
Hexcel Corp
6.75%, 2/ 1/2015                                                                $       500,000        $              488,750
                                                                                                          --------------------

Advertising Agencies (0.27%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014 (a)                                                                   300,000                       281,250
                                                                                                          --------------------

Advertising Services (0.72%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                                       700,000                       752,500
                                                                                                          --------------------

Aerospace & Defense Equipment (1.85%)
GenCorp Inc
9.50%, 8/15/2013                                                                        346,000                       368,490
Sequa Corp
8.88%, 4/ 1/2008                                                                        750,000                       770,625
9.00%, 8/ 1/2009                                                                        750,000                       795,000
                                                                                                          --------------------
                                                                                                                    1,934,115
                                                                                                          --------------------
Apparel Manufacturers (1.80%)
Levi Strauss & Co
12.25%, 12/15/2012                                                                      672,000                       743,400
Phillips-Van Heusen
7.25%, 2/15/2011                                                                        500,000                       510,000
8.13%, 5/ 1/2013                                                                        250,000                       262,500
7.75%, 11/15/2023                                                                       350,000                       367,500
                                                                                                          --------------------
                                                                                                                    1,883,400
                                                                                                          --------------------
Auto - Car & Light Trucks (0.57%)
General Motors Corp
7.40%, 9/ 1/2025                                                                        700,000                       600,250
                                                                                                          --------------------

Auto/Truck Parts & Equipment - Original (2.52%)
Accuride Corp
8.50%, 2/ 1/2015 (a)                                                                    500,000                       487,500
Tenneco Inc
10.25%, 7/15/2013                                                                       250,000                       273,438
8.63%, 11/15/2014 (a)                                                                   500,000                       518,750
Titan International Inc
8.00%, 1/15/2012 (b)                                                                    600,000                       603,000
TRW Automotive Inc
9.38%, 2/15/2013                                                                        700,000                       749,000
                                                                                                          --------------------
                                                                                                                    2,631,688
                                                                                                          --------------------
Beverages - Non-Alcoholic (0.56%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                       576,000                       588,960
                                                                                                          --------------------

Broadcasting Services & Programming (0.41%)
Fisher Communications Inc
8.63%, 9/15/2014                                                                        400,000                       427,000
                                                                                                          --------------------


Building - Heavy Construction (0.65%)
Ahern Rentals Inc
9.25%, 8/15/2013 (b)                                                                    650,000                       676,813
                                                                                                          --------------------

Building - Residential & Commercial (1.07%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                                                        350,000                       359,625
K Hovnanian Enterprises Inc
8.00%, 4/ 1/2012 (a)                                                                    500,000                       514,375
KB Home
7.75%, 2/ 1/2010                                                                        235,000                       238,819
                                                                                                          --------------------
                                                                                                                    1,112,819
                                                                                                          --------------------
Building & Construction - Miscellaneous (0.32%)
Dycom Industries Inc
8.13%, 10/15/2015                                                                       325,000                       338,000
                                                                                                          --------------------

Building Products - Wood (0.19%)
Ainsworth Lumber Co Ltd
7.25%, 10/ 1/2012 (a)                                                                   250,000                       197,500
                                                                                                          --------------------

Cable TV (4.84%)
Charter Communications Holdings II LLC/Charter
Communications Holding II Capital Corp
10.25%, 9/15/2010                                                                       900,000                       934,875
CSC Holdings Inc
8.13%, 8/15/2009                                                                        750,000                       777,188
Echostar DBS Corp
6.63%, 10/ 1/2014                                                                     1,700,000                     1,666,000
Insight Communications Co Inc
12.25%, 2/15/2011                                                                       250,000                       260,937
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (a)                                                                   375,000                       418,594
Unity Media GmbH
10.38%, 2/15/2015 (a)(b)                                                              1,000,000                       990,000
                                                                                                          --------------------
                                                                                                                    5,047,594
                                                                                                          --------------------
Casino Hotels (1.91%)
MGM Mirage
6.75%, 4/ 1/2013                                                                      1,000,000                       981,250
Riviera Holdings Corp
11.00%, 6/15/2010                                                                       600,000                       633,000
Station Casinos Inc
7.75%, 8/15/2016 (a)                                                                    375,000                       382,500
                                                                                                          --------------------
                                                                                                                    1,996,750
                                                                                                          --------------------
Casino Services (0.38%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (b)                                                                   391,000                       396,865
                                                                                                          --------------------

Cellular Telecommunications (1.80%)
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011                                                                       550,000                       580,937
Rural Cellular Corp
8.25%, 3/15/2012                                                                      1,250,000                     1,303,125
                                                                                                          --------------------
                                                                                                                    1,884,062
                                                                                                          --------------------
Chemicals - Diversified (3.41%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                       810,000                       858,600
Huntsman LLC
11.50%, 7/15/2012                                                                       750,000                       851,250

Chemicals - Diversified
Lyondell Chemical Co
8.25%, 9/15/2016                                                                        850,000                       901,000
Nova Chemicals Corp
6.50%, 1/15/2012                                                                        650,000                       614,250
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (b)                                                                   325,000                       337,188
                                                                                                          --------------------
                                                                                                                    3,562,288
                                                                                                          --------------------
Chemicals - Specialty (3.08%)
Hercules Inc
6.75%, 10/15/2029                                                                       500,000                       492,500
MacDermid Inc
9.13%, 7/15/2011                                                                        750,000                       785,625
Nalco Co
7.75%, 11/15/2011                                                                       875,000                       892,500
OM Group Inc
9.25%, 12/15/2011                                                                       500,000                       519,375
Rhodia SA
8.88%, 6/ 1/2011                                                                        500,000                       525,000
                                                                                                          --------------------
                                                                                                                    3,215,000
                                                                                                          --------------------
Coal (0.92%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/ 1/2012 (a)                                                                   500,000                       541,250
Massey Energy Co
6.88%, 12/15/2013                                                                       450,000                       416,250
                                                                                                          --------------------
                                                                                                                      957,500
                                                                                                          --------------------
Commercial Services (0.51%)
Iron Mountain Inc
8.75%, 7/15/2018 (a)                                                                    500,000                       530,000
                                                                                                          --------------------

Commercial Services - Finance (0.51%)
Cardtronics Inc
9.25%, 8/15/2013                                                                        500,000                       528,750
                                                                                                          --------------------

Computer Services (0.71%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                        700,000                       736,750
                                                                                                          --------------------

Consumer Products - Miscellaneous (2.13%)
American Achievement Corp
8.25%, 4/ 1/2012                                                                        750,000                       764,062
Blyth Inc
7.90%, 10/ 1/2009                                                                       800,000                       812,000
Prestige Brands Inc
9.25%, 4/15/2012                                                                        500,000                       510,000
Visant Holding Corp
0.00%, 12/ 1/2013 (a)(c)(d)                                                             150,000                       135,750
                                                                                                          --------------------
                                                                                                                    2,221,812
                                                                                                          --------------------
Containers - Metal & Glass (1.84%)
Impress Holdings BV
8.58%, 9/15/2013 (a)(b)                                                                 600,000                       600,000
Owens Brockway Glass Container Inc
8.75%, 11/15/2012                                                                     1,000,000                     1,057,500
8.25%, 5/15/2013                                                                        250,000                       260,625
                                                                                                          --------------------
                                                                                                                    1,918,125
                                                                                                          --------------------

Containers - Paper & Plastic (1.83%)
Graham Packaging Co Inc
8.50%, 10/15/2012                                                                       500,000                       507,500
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                                        350,000                       320,250
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012 (a)                                                                   450,000                       451,125
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)                                                                   600,000                       627,000
                                                                                                          --------------------
                                                                                                                    1,905,875
                                                                                                          --------------------
Dialysis Centers (0.56%)
DaVita Inc
7.25%, 3/15/2015                                                                        575,000                       582,187
                                                                                                          --------------------

Direct Marketing (0.49%)
Visant Corp
7.63%, 10/ 1/2012                                                                       500,000                       510,000
                                                                                                          --------------------

Diversified Manufacturing Operations (0.78%)
Bombardier Inc
6.30%, 5/ 1/2014 (b)                                                                    500,000                       473,125
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                                                        325,000                       345,313
                                                                                                          --------------------
                                                                                                                      818,438
                                                                                                          --------------------
Diversified Operations & Commercial Services (0.91%)
Aramark Corp
8.50%, 2/ 1/2015 (b)                                                                    425,000                       435,094
Chemed Corp
8.75%, 2/24/2011                                                                        500,000                       514,375
                                                                                                          --------------------
                                                                                                                      949,469
                                                                                                          --------------------
E-Commerce - Products (0.31%)
FTD Inc
7.75%, 2/15/2014 (a)                                                                    326,000                       326,815
                                                                                                          --------------------

Electric - Integrated (0.73%)
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                                        750,000                       765,000
                                                                                                          --------------------

Electronic Components - Miscellaneous (1.70%)
Celestica Inc
7.88%, 7/ 1/2011 (a)                                                                    300,000                       293,250
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                                        500,000                       515,000
Flextronics International Ltd
6.50%, 5/15/2013                                                                      1,000,000                       970,000
                                                                                                          --------------------
                                                                                                                    1,778,250
                                                                                                          --------------------
Electronic Components - Semiconductors (1.93%)
Amkor Technology Inc
7.75%, 5/15/2013                                                                        450,000                       424,125
9.25%, 6/ 1/2016 (a)                                                                    350,000                       350,437
Freescale Semiconductor Inc
9.13%, 12/15/2014 (b)                                                                   750,000                       745,313
9.24%, 12/15/2014 (a)(b)                                                                500,000                       497,500
                                                                                                          --------------------
                                                                                                                    2,017,375
                                                                                                          --------------------
Finance - Auto Loans (2.73%)
Ford Motor Credit Co
5.80%, 1/12/2009                                                                        200,000                       196,282

Finance - Auto Loans
Ford Motor Credit Co (continued)
7.38%, 10/28/2009                                                                       250,000                       251,584
10.61%, 6/15/2011 (b)                                                                   262,000                       284,854
9.88%, 8/10/2011                                                                        200,000                       214,138
8.11%, 1/13/2012                                                                        500,000                       502,055
9.81%, 4/15/2012 (c)                                                                    500,000                       542,072
GMAC LLC
6.88%, 9/15/2011                                                                        850,000                       862,637
                                                                                                          --------------------
                                                                                                                    2,853,622
                                                                                                          --------------------
Finance - Investment Banker & Broker (0.70%)
E*Trade Financial Corp
8.00%, 6/15/2011                                                                        250,000                       260,937
7.38%, 9/15/2013                                                                        450,000                       466,875
                                                                                                          --------------------
                                                                                                                      727,812
                                                                                                          --------------------
Finance - Other Services (0.77%)
American Real Estate Partners LP/American Real Estate Finance Corp
8.13%, 6/ 1/2012                                                                        200,000                       205,500
7.13%, 2/15/2013                                                                        600,000                       594,000
                                                                                                          --------------------
                                                                                                                      799,500
                                                                                                          --------------------
Funeral Services & Related Items (0.95%)
Service Corp International/US
8.00%, 6/15/2017                                                                      1,000,000                       990,000
                                                                                                          --------------------

Independent Power Producer (1.32%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                                        875,000                       877,188
7.38%, 2/ 1/2016                                                                        500,000                       500,625
                                                                                                          --------------------
                                                                                                                    1,377,813
                                                                                                          --------------------
Industrial Automation & Robots (0.58%)
Intermec Inc
7.00%, 3/15/2008                                                                        600,000                       603,000
                                                                                                          --------------------

Machinery - Construction & Mining (0.49%)
Terex Corp
7.38%, 1/15/2014                                                                        500,000                       510,000
                                                                                                          --------------------

Machinery - Electrical (0.35%)
Baldor Electric Co
8.63%, 2/15/2017                                                                        350,000                       361,375
                                                                                                          --------------------

Machinery - Farm (1.37%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                      1,350,000                     1,431,000
                                                                                                          --------------------

Machinery - General Industry (0.40%)
Stewart & Stevenson LLC/Stewart & Stevenson Corp
10.00%, 7/15/2014 (b)                                                                   400,000                       416,000
                                                                                                          --------------------

Machinery - Material Handling (0.53%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                                       525,000                       556,500
                                                                                                          --------------------

Medical - Drugs (1.51%)
Angiotech Pharmaceuticals Inc
9.10%, 12/ 1/2013 (b)                                                                   500,000                       512,500

Medical - Drugs
Biovail Corp
7.88%, 4/ 1/2010                                                                        500,000                       510,625
Elan Finance PLC/Elan Finance Corp
8.88%, 12/ 1/2013 (b)                                                                   560,000                       554,400
                                                                                                          --------------------
                                                                                                                    1,577,525
                                                                                                          --------------------
Medical - Hospitals (1.17%)
HCA Inc
9.25%, 11/15/2016 (b)                                                                 1,150,000                     1,221,875
                                                                                                          --------------------

Metal Processors & Fabrication (0.73%)
Neenah Foundary Co
9.50%, 1/ 1/2017 (b)                                                                    750,000                       761,250
                                                                                                          --------------------

Multimedia (0.35%)
CanWest MediaWorks Inc
8.00%, 9/15/2012                                                                        350,000                       363,125
                                                                                                          --------------------

Music (0.33%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                                        350,000                       344,750
                                                                                                          --------------------

Non-Ferrous Metals (0.35%)
PNA Group Inc
10.75%, 9/ 1/2016 (b)                                                                   350,000                       365,750
                                                                                                          --------------------

Non-Hazardous Waste Disposal (0.50%)
WCA Waste Corp
9.25%, 6/15/2014                                                                        500,000                       520,000
                                                                                                          --------------------

Oil - Field Services (0.52%)
Hanover Compressor Co
8.63%, 12/15/2010                                                                       521,000                       543,143
                                                                                                          --------------------

Oil Company - Exploration & Production (4.06%)
Chesapeake Energy Corp
7.75%, 1/15/2015                                                                        300,000                       307,500
6.50%, 8/15/2017                                                                      1,000,000                       955,000
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                                       575,000                       549,125
PetroHawk Energy Corp
9.13%, 7/15/2013 (a)                                                                    400,000                       414,000
Petroquest Energy Inc
10.38%, 5/15/2012                                                                       375,000                       390,937
Stone Energy Corp
8.11%, 7/15/2010 (a)(b)(c)                                                              600,000                       599,250
Swift Energy Co
7.63%, 7/15/2011 (a)                                                                  1,000,000                     1,017,500
                                                                                                          --------------------
                                                                                                                    4,233,312
                                                                                                          --------------------
Oil Field Machinery & Equipment (0.48%)
Complete Production Services Inc
8.00%, 12/15/2016 (b)                                                                   500,000                       506,250
                                                                                                          --------------------

Paper & Related Products (1.37%)
Abitibi-Consolidated Inc
8.86%, 6/15/2011                                                                        400,000                       401,000

Paper & Related Products
Georgia-Pacific Corp
7.00%, 1/15/2015 (b)                                                                    550,000                       547,250
Neenah Paper Inc
7.38%, 11/15/2014                                                                       500,000                       481,250
                                                                                                          --------------------
                                                                                                                    1,429,500
                                                                                                          --------------------
Pharmacy Services (0.66%)
Omnicare Inc
6.88%, 12/15/2015                                                                       700,000                       691,250
                                                                                                          --------------------

Physician Practice Management (0.84%)
US Oncology Inc
9.00%, 8/15/2012                                                                        250,000                       265,000
10.75%, 8/15/2014                                                                       550,000                       610,500
                                                                                                          --------------------
                                                                                                                      875,500
                                                                                                          --------------------
Pipelines (0.68%)
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                                        750,000                       706,875
                                                                                                          --------------------

Poultry (1.02%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                                        600,000                       627,000
8.38%, 5/ 1/2017 (a)                                                                    450,000                       443,250
                                                                                                          --------------------
                                                                                                                    1,070,250
                                                                                                          --------------------
Printing - Commercial (0.50%)
Sheridan Group Inc/The
10.25%, 8/15/2011                                                                       500,000                       521,875
                                                                                                          --------------------

Private Corrections (0.52%)
Corrections Corp of America
7.50%, 5/ 1/2011 (a)                                                                    525,000                       538,781
                                                                                                          --------------------

Publishing - Newspapers (0.37%)
Block Communications Inc
8.25%, 12/15/2015 (b)                                                                   385,000                       388,850
                                                                                                          --------------------

Publishing - Periodicals (1.20%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                                       770,000                       808,500
Dex Media Inc
0.00%, 11/15/2013 (c)(d)                                                                200,000                       181,500
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010 (a)                                                                    250,000                       260,937
                                                                                                          --------------------
                                                                                                                    1,250,937
                                                                                                          --------------------
Quarrying (0.46%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (c)(d)                                                                 500,000                       480,625
                                                                                                          --------------------

Real Estate Magagement & Services (0.24%)
American Real Estate Partners LP
7.13%, 2/15/2013 (b)                                                                    250,000                       247,500
                                                                                                          --------------------

Recreational Centers (0.37%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                                       375,000                       390,937
                                                                                                          --------------------


REITS - Mortgage (0.32%)
Thornburg Mortgage Inc
8.00%, 5/15/2013                                                                        340,000                       338,300
                                                                                                          --------------------

Rental - Auto & Equipment (1.14%)
Avis Budget Car Rental LLC/Avis Budget Finance Inc
7.75%, 5/15/2016 (b)                                                                    500,000                       496,250
United Rentals North America Inc
6.50%, 2/15/2012                                                                        700,000                       689,500
                                                                                                          --------------------
                                                                                                                    1,185,750
                                                                                                          --------------------
Retail - Auto Parts (0.45%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014                                                                       500,000                       467,500
                                                                                                          --------------------

Retail - Automobile (1.59%)
Asbury Automotive Group Inc
9.00%, 6/15/2012                                                                        500,000                       523,125
Group 1 Automotive Inc
8.25%, 8/15/2013                                                                        375,000                       386,250
United Auto Group Inc
7.75%, 12/15/2016 (b)                                                                   750,000                       753,750
                                                                                                          --------------------
                                                                                                                    1,663,125
                                                                                                          --------------------
Retail - Discount (0.51%)
Dollar General Corp
8.63%, 6/15/2010                                                                        500,000                       528,750
                                                                                                          --------------------

Retail - Drug Store (0.69%)
Rite Aid Corp
8.13%, 5/ 1/2010                                                                        700,000                       715,750
                                                                                                          --------------------

Retail - Propane Distribution (2.22%)
Amerigas Partners LP
7.25%, 5/20/2015                                                                      1,125,000                     1,113,750
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                                       525,000                       507,937
8.25%, 3/ 1/2016 (a)                                                                    250,000                       258,125
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013 (a)                                                                   450,000                       437,625
                                                                                                          --------------------
                                                                                                                    2,317,437
                                                                                                          --------------------
Retail - Restaurants (0.35%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                                       375,000                       369,375
                                                                                                          --------------------

Rubber - Tires (0.52%)
Goodyear Tire & Rubber Co
11.25%, 3/ 1/2011                                                                       490,000                       540,838
                                                                                                          --------------------

Satellite Telecommunications (0.50%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)                                                                    500,000                       517,500
                                                                                                          --------------------

Schools (0.75%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (b)                                                                    800,000                       778,000
                                                                                                          --------------------


Special Purpose Entity (4.01%)
Altra Industrial Motion Inc
9.00%, 12/ 1/2011                                                                       300,000                       309,750
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
0.00%, 10/ 1/2014 (a)(c)(d)                                                             470,000                       408,900
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
9.75%, 11/15/2014 (a)(b)                                                                300,000                       313,500
Idearc Inc
8.00%, 11/15/2016 (b)                                                                   900,000                       914,625
Rainbow National Services LLC
10.38%, 9/ 1/2014 (b)                                                                   200,000                       225,000
Regency Energy Partners
8.38%, 12/15/2013 (b)                                                                   950,000                       952,375
Universal City Development Partners
11.75%, 4/ 1/2010                                                                     1,000,000                     1,066,250
                                                                                                          --------------------
                                                                                                                    4,190,400
                                                                                                          --------------------
Specified Purpose Acquisition (0.49%)
Basell AF SCA
8.38%, 8/15/2015 (a)(b)                                                                 500,000                       516,250
                                                                                                          --------------------

Telecommunication Services (1.53%)
Insight Midwest LP/Insight Capital Inc
9.75%, 10/ 1/2009                                                                       236,000                       240,130
Mastec Inc
7.75%, 2/ 1/2008                                                                        450,000                       450,562
West Corp
9.50%, 10/15/2014 (b)                                                                   900,000                       911,250
                                                                                                          --------------------
                                                                                                                    1,601,942
                                                                                                          --------------------
Television (0.96%)
Allbritton Communications Co
7.75%, 12/15/2012                                                                       500,000                       508,750
Videotron Ltee
6.88%, 1/15/2014                                                                        500,000                       498,750
                                                                                                          --------------------
                                                                                                                    1,007,500
                                                                                                          --------------------
Theaters (1.38%)
AMC Entertainment Inc
9.88%, 2/ 1/2012                                                                        200,000                       210,250
8.63%, 8/15/2012 (a)                                                                    750,000                       788,438
Cinemark Inc
0.00%, 3/15/2014 (c)(d)                                                                 500,000                       441,250
                                                                                                          --------------------
                                                                                                                    1,439,938
                                                                                                          --------------------
Tobacco (0.65%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                                        400,000                       416,411
7.30%, 7/15/2015                                                                        250,000                       259,149
                                                                                                          --------------------
                                                                                                                      675,560
                                                                                                          --------------------
Transport - Equipment & Leasing (0.33%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                                                        350,000                       349,125
                                                                                                          --------------------

Transport - Services (0.37%)
CHC Helicopter Corp
7.38%, 5/ 1/2014                                                                        400,000                       389,500
                                                                                                          --------------------


Travel Services (0.38%)
Travelport Ltd
9.88%, 9/ 1/2014 (b)                                                                    375,000                       391,875
                                                                                                          --------------------

Venture Capital (0.47%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                                        500,000                       493,750
                                                                                                          --------------------

Vitamins & Nutrition Products (0.48%)
NBTY Inc
7.13%, 10/ 1/2015                                                                       500,000                       498,750
                                                                                                          --------------------

Wire & Cable Products (0.54%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                                        550,000                       562,375
                                                                                                          --------------------
TOTAL BONDS                                                                                            $           95,757,722
                                                                                                          --------------------
MONEY MARKET FUNDS (11.29%)
Money Center Banks (11.29%)
BNY Institutional Cash Reserve Fund (e)                                              11,783,000                    11,783,000
                                                                                                          --------------------
TOTAL MONEY MARKET FUNDS                                                                               $           11,783,000
                                                                                                          --------------------
Total Investments                                                                                      $          107,540,722
Liabilities in Excess of Other Assets, Net - (3.02)%                                                              (3,150,848)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $          104,389,874
                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $19,040,502 or 18.24% of net assets.

(c)  Variable Rate

(d)  Non-Income Producing Security

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $            1,710,164
Unrealized Depreciation                                      (400,294)
                                                   --------------------
Net Unrealized Appreciation (Depreciation)                   1,309,870
Cost for federal income tax purposes                       106,230,852


Portfolio Summary (unaudited)
-------------------------------------------------- --------------------
Sector                                                         Percent
-------------------------------------------------- --------------------
Financial                                                       20.53%
Consumer, Cyclical                                              17.04%
Industrial                                                      15.82%
Consumer, Non-cyclical                                          15.35%
Communications                                                  13.76%
Basic Materials                                                  8.67%
Energy                                                           6.66%
Technology                                                       2.64%
Utilities                                                        2.05%
Diversified                                                      0.50%
Liabilities in Excess of Other Assets, Net                    (-3.02%)
                                                   --------------------
TOTAL NET ASSETS                                               100.00%
                                                   ====================


Schedule of Investments
January 31, 2007 (unaudited)
High Yield Fund II
                                                                                   Shares
                                                                                    Held                           Value
                                                                           ----------------------- -------- --------------------
COMMON STOCKS (7.17%)
Auto - Medium & Heavy Duty Trucks (1.08%)
New Flyer Industries Inc                                                                1,951,400        $           14,675,297
                                                                                                            --------------------

Building - Residential & Commercial (0.20%)
Desarrolladora Homex SAB de CV ADR (a)                                                     46,100                     2,741,106
                                                                                                            --------------------

Food - Dairy Products (0.20%)
American Dairy Inc (a)                                                                    127,100                     2,681,810
                                                                                                            --------------------

Food - Miscellaneous/Diversified (0.52%)
B&G Foods Inc                                                                             335,000                     7,118,750
                                                                                                            --------------------

Medical - Biomedical/Gene (0.26%)
American Oriental Bioengineering Inc (a)                                                  275,000                     3,533,750
                                                                                                            --------------------

REITS - Healthcare (4.85%)
Health Care Property Investors Inc                                                        313,800                    12,944,250
Health Care REIT Inc                                                                      260,000                    12,170,600
Nationwide Health Properties Inc                                                          814,900                    27,152,468
Omega Healthcare Investors Inc                                                            769,200                    13,945,596
                                                                                                            --------------------
                                                                                                                     66,212,914
                                                                                                            --------------------
Satellite Telecommunications (0.06%)
ICO Global Communications Holdings Ltd (a)                                                189,757                       853,907
                                                                                                            --------------------
TOTAL COMMON STOCKS                                                                                      $           97,817,534
                                                                                                            --------------------
CONVERTIBLE PREFERRED STOCKS (1.83%)
Reinsurance (0.49%)
Aspen Insurance Holdings Ltd                                                              125,000                     6,703,125
                                                                                                            --------------------

Wireless Equipment (1.34%)
Crown Castle International Corp                                                           329,000                    18,341,750
                                                                                                            --------------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                                                       $           25,044,875
                                                                                                            --------------------
                                                                                 Principal
                                                                                   Amount                          Value
                                                                           ----------------------- -------- --------------------
BONDS (79.73%)
Aerospace & Defense Equipment (0.86%)
Primus International Inc
11.50%, 4/15/2009 (b)                                                                  11,000,000                    11,770,000
                                                                                                            --------------------

Agricultural Operations (1.28%)
Southern States Cooperative Inc
10.50%, 11/ 1/2010 (b)                                                                 16,500,000                    17,531,250
                                                                                                            --------------------

Applications Software (1.30%)
SS&C Technologies Inc
11.75%, 12/ 1/2013                                                                     16,000,000                    17,680,000
                                                                                                            --------------------

Auto - Medium & Heavy Duty Trucks (0.72%)
New Flyer Industries Ltd
14.00%, 8/19/2020 (b)(c)                                                               10,000,000                     9,772,264
                                                                                                            --------------------


Auto/Truck Parts & Equipment - Original (0.93%)
Accuride Corp
8.50%, 2/ 1/2015                                                                       13,000,000                    12,675,000
                                                                                                            --------------------

Cable TV (2.20%)
Adelphia Communications Corp
10.25%, 6/15/2011 (a)(d)                                                                5,650,000                     5,960,750
Frontiervision Holdings LP
11.88%, 9/15/2007 (a)(d)                                                                9,250,000                    12,903,750
Frontiervision Operating PRT
0.00%, 10/15/2006 (a)(d)                                                                7,250,000                    11,101,563
                                                                                                            --------------------
                                                                                                                     29,966,063
                                                                                                            --------------------
Casino Hotels (3.91%)
155 East Tropicana LLC/155 East Tropica
8.75%, 4/ 1/2012                                                                       15,500,000                    14,260,000
MGM Mirage
6.00%, 10/ 1/2009                                                                      24,500,000                    24,408,125
Riviera Holdings Corp
11.00%, 6/15/2010                                                                      14,000,000                    14,770,000
                                                                                                            --------------------
                                                                                                                     53,438,125
                                                                                                            --------------------
Casino Services (1.40%)
OED Corp / DIAMOND JO LLC
8.75%, 4/15/2012                                                                       19,250,000                    19,057,500
                                                                                                            --------------------

Containers - Metal & Glass (1.50%)
Crown Americas LLC / Crown Americas Cap
7.75%, 11/15/2015                                                                       5,000,000                     5,175,000
Crown Cork & Seal Co Inc
8.00%, 4/15/2023                                                                        5,500,000                     5,390,000
7.38%, 12/15/2026                                                                      10,500,000                     9,870,000
                                                                                                            --------------------
                                                                                                                     20,435,000
                                                                                                            --------------------
Containers - Paper & Plastic (1.89%)
Graphic Packaging International Corp
8.50%, 8/15/2011                                                                       19,500,000                    20,231,250
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012                                                                       5,500,000                     5,513,750
                                                                                                            --------------------
                                                                                                                     25,745,000
                                                                                                            --------------------
Cruise Lines (1.94%)
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011                                                                       14,000,000                    15,271,060
7.25%, 3/15/2018                                                                       11,000,000                    11,205,359
                                                                                                            --------------------
                                                                                                                     26,476,419
                                                                                                            --------------------
Dialysis Centers (2.08%)
DaVita Inc
6.63%, 3/15/2013                                                                       28,500,000                    28,357,500
                                                                                                            --------------------

Electric - Integrated (2.05%)
Mirant Americas Generation LLC
8.50%, 10/ 1/2021                                                                      27,500,000                    27,912,500
                                                                                                            --------------------

Finance - Leasing Company (0.11%)
DVI Inc
0.00%, 2/ 1/2004 (a)(c)(d)                                                              6,850,000                       693,562
9.88%, 2/ 1/2004 (a)(c)(d)                                                              8,575,000                       868,219
                                                                                                            --------------------
                                                                                                                      1,561,781
                                                                                                            --------------------

Food - Miscellaneous/Diversified (0.71%)
Fuji Food
0.00%, 11/ 9/2009 (a)                                                                  66,500,000                     9,675,848
                                                                                                            --------------------

Independent Power Producer (1.85%)
Reliant Energy Inc
9.50%, 7/15/2013                                                                       16,000,000                    17,160,000
6.75%, 12/15/2014                                                                       8,250,000                     8,126,250
                                                                                                            --------------------
                                                                                                                     25,286,250
                                                                                                            --------------------
Medical - Biomedical/Gene (2.12%)
ICOS Corp
2.00%, 7/ 1/2023                                                                       24,500,000                    24,040,625
Nektar Therapeutics
5.00%, 2/ 8/2007                                                                        5,000,000                     4,950,000
                                                                                                            --------------------
                                                                                                                     28,990,625
                                                                                                            --------------------
Medical - Drugs (1.44%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011                                                                      12,750,000                    12,240,000
8.88%, 12/ 1/2013 (b)                                                                   7,500,000                     7,425,000
                                                                                                            --------------------
                                                                                                                     19,665,000
                                                                                                            --------------------
Medical - Hospitals (4.24%)
HCA Inc
9.25%, 11/15/2016 (b)                                                                   6,000,000                     6,375,000
7.50%, 11/ 6/2033                                                                      26,000,000                    21,580,000
IASIS Healthcare LLC / IASIS Capital Co
8.75%, 6/15/2014                                                                        2,000,000                     2,042,500
Tenet Healthcare Corp
9.25%, 2/ 1/2015                                                                       28,000,000                    27,930,000
                                                                                                            --------------------
                                                                                                                     57,927,500
                                                                                                            --------------------
MRI - Medical Diagnostic Imaging (1.87%)
Alliance Imaging Inc
7.25%, 12/15/2012                                                                      26,500,000                    25,506,250
                                                                                                            --------------------

Non-Hazardous Waste Disposal (2.19%)
Allied Waste North America Inc
7.88%, 4/15/2013                                                                       29,000,000                    29,870,000
                                                                                                            --------------------

Oil - Field Services (1.27%)
Hanover Compressor Co
8.63%, 12/15/2010                                                                      14,750,000                    15,376,875
7.50%, 4/15/2013                                                                        2,000,000                     2,005,000
                                                                                                            --------------------
                                                                                                                     17,381,875
                                                                                                            --------------------
Oil Refining & Marketing (2.13%)
Tesoro Corp
6.63%, 11/ 1/2015                                                                      29,000,000                    29,108,750
                                                                                                            --------------------

Pharmacy Services (1.10%)
Omnicare Inc
6.88%, 12/15/2015                                                                       9,000,000                     8,887,500
3.25%, 12/15/2035                                                                       7,000,000                     6,107,500
                                                                                                            --------------------
                                                                                                                     14,995,000
                                                                                                            --------------------
Physical Therapy & Rehabilitation Centers (1.89%)
Healthsouth Corp
10.75%, 6/15/2016 (b)                                                                  23,500,000                    25,820,625
                                                                                                            --------------------


Pipelines (4.11%)
Dynegy Holdings Inc
8.38%, 5/ 1/2016                                                                       28,000,000                    29,610,000
El Paso Natural Gas Co
7.63%, 8/ 1/2010                                                                        2,750,000                     2,860,000
8.38%, 6/15/2032                                                                       12,500,000                    15,009,587
Southern Natural Gas Co
8.00%, 3/ 1/2032                                                                        7,500,000                     8,680,845
                                                                                                            --------------------
                                                                                                                     56,160,432
                                                                                                            --------------------
Publishing - Periodicals (2.00%)
Nielsen Finance LLC/Nielsen Finance Co
10.00%, 8/ 1/2014 (b)                                                                  25,000,000                    27,250,000
                                                                                                            --------------------

Radio (1.90%)
Sirius Satellite Radio Inc
9.63%, 8/ 1/2013                                                                       26,000,000                    25,870,000
                                                                                                            --------------------

Retail - Automobile (0.35%)
Asbury Automotive Group Inc
8.00%, 3/15/2014                                                                        4,750,000                     4,821,250
                                                                                                            --------------------

Retail - Regional Department Store (2.67%)
Golden Eagle Retail Group Ltd
0.00%, 10/23/2011 (a)                                                                  81,000,000                    11,810,829
Neiman-Marcus Group Inc
10.38%, 10/15/2015                                                                     22,000,000                    24,585,000
                                                                                                            --------------------
                                                                                                                     36,395,829
                                                                                                            --------------------
Retail - Video Rental (2.34%)
Blockbuster Inc
9.00%, 9/ 1/2012                                                                       32,000,000                    31,920,000
                                                                                                            --------------------

Semiconductor Component - Integrated Circuits (1.07%)
Triquint Semiconductor Inc
4.00%, 3/ 1/2007                                                                       14,710,000                    14,654,838
                                                                                                            --------------------

Sovereign (4.14%)
Brazilian Government International Bond
9.25%, 10/22/2010                                                                       5,000,000                     5,625,000
12.50%, 1/ 5/2016                                                                      35,400,000                    19,002,552
8.75%, 2/ 4/2025                                                                        6,000,000                     7,365,000
Mexican Bonds
8.00%, 12/19/2013                                                                     268,674,000                    24,545,894
                                                                                                            --------------------
                                                                                                                     56,538,446
                                                                                                            --------------------
Special Purpose Entity (15.69%)
Britannia Bulk PLC
11.00%, 12/ 1/2011 (b)                                                                 19,000,000                    18,050,000
CCM Merger Inc
8.00%, 8/ 1/2013 (b)                                                                   22,000,000                    21,862,500
DJ CDX NA HY
8.75%, 12/29/2010 (b)                                                                  40,740,000                    43,031,625
8.63%, 6/29/2011 (b)                                                                   22,400,000                    23,380,000
8.38%, 12/29/2011 (b)                                                                  47,500,000                    48,509,375
ISA Capital do Brasil SA
8.80%, 1/30/2017 (b)                                                                   10,000,000                    10,285,000
TRAINS HY-1-2006
7.55%, 5/ 1/2016 (b)                                                                   44,640,000                    45,158,270

Special Purpose Entity
UCI Holdco Inc
12.36%, 12/15/2013 (b)(c)                                                               4,000,000                     3,950,000
                                                                                                            --------------------
                                                                                                                    214,226,770
                                                                                                            --------------------
Telecommunication Services (1.83%)
Qwest Corp
8.88%, 3/15/2012 (e)                                                                   22,500,000                    24,975,000
                                                                                                            --------------------

Transactional Software (0.65%)
Open Solutions Inc
9.75%, 2/ 1/2015 (b)                                                                    8,750,000                     8,925,000
                                                                                                            --------------------
TOTAL BONDS                                                                                              $        1,088,343,690
                                                                                                            --------------------
CONVERTIBLE BONDS (6.35%)
Airlines (0.52%)
AMR Corp
4.50%, 2/15/2024                                                                        2,000,000                     3,587,500
Continental Airlines Inc
5.00%, 6/15/2023                                                                        1,600,000                     3,566,000
                                                                                                            --------------------
                                                                                                                      7,153,500
                                                                                                            --------------------
Electronic Components - Semiconductors (1.50%)
Conexant Systems Inc
4.00%, 2/ 1/2007                                                                       20,500,000                    20,500,000
                                                                                                            --------------------

Oil - Field Services (0.57%)
Hanover Compressor Co
4.75%, 3/15/2008                                                                        7,950,000                     7,711,500
                                                                                                            --------------------

Pharmacy Services (0.86%)
Omnicare Inc
6.13%, 6/ 1/2013                                                                       12,350,000                    11,794,250
                                                                                                            --------------------

Specified Purpose Acquisition (1.01%)
Acquicor Technology Inc
8.00%, 12/31/2011 (b)(c)                                                               13,500,000                    13,837,500
                                                                                                            --------------------

Therapeutics (1.89%)
Cell Therapeutics Inc
4.00%, 7/ 1/2010                                                                        7,350,000                     4,263,000
CV Therapeutics Inc
3.25%, 8/16/2013                                                                        8,500,000                     7,522,500
2.00%, 5/16/2023                                                                       16,500,000                    13,942,500
                                                                                                            --------------------
                                                                                                                     25,728,000
                                                                                                            --------------------
TOTAL CONVERTIBLE BONDS                                                                                  $           86,724,750
                                                                                                            --------------------
SHORT TERM INVESTMENTS (3.45%)
Commercial Paper (3.45%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (a)                                                                   47,038,580                    47,038,580
                                                                                                            --------------------
TOTAL SHORT TERM INVESTMENTS                                                                             $           47,038,580
                                                                                                            --------------------
Total Investments                                                                                        $        1,344,969,429
Other Assets in Excess of Liabilities, Net - 1.47%                                                                   20,134,932
                                                                                                            --------------------
TOTAL NET ASSETS - 100.00%                                                                               $        1,365,104,361
                                                                                                            ====================
                                                                                                            --------------------

                                                                                                            ====================

(a)  Non-Income Producing Security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $342,933,409 or 25.12% of net assets.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $29,121,545 or 2.13% of net assets.

(d)  Security is illiquid.

(e)  Variable Rate

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $           89,507,256
Unrealized Depreciation                                          (19,343,100)
                                                          --------------------
Net Unrealized Appreciation (Depreciation)                         70,164,156
Cost for federal income tax purposes                            1,274,805,273


Portfolio Summary (unaudited)
------------------------------------------------ -------- --------------------
Sector                                                                Percent
------------------------------------------------ -------- --------------------
Financial                                                              21.15%
Consumer, Non-cyclical                                                 20.46%
Consumer, Cyclical                                                     16.05%
Communications                                                          9.32%
Energy                                                                  8.09%
Industrial                                                              6.43%
Technology                                                              4.53%
Government                                                              4.14%
Utilities                                                               3.90%
Mortgage Securities                                                     3.45%
Diversified                                                             1.01%
Other Assets in Excess of Liabilities, Net                              1.47%
                                                          --------------------
TOTAL NET ASSETS                                                      100.00%
                                                          ====================


Schedule of Investments
January 31, 2007 (unaudited)
Income Fund
                                                                         Principal
                                                                           Amount                          Value
                                                                   ----------------------- -------- --------------------
BONDS (61.75%)
Aerospace & Defense (0.30%)
Lockheed Martin Corp
7.75%, 5/ 1/2026                                                $               3,000,000        $            3,632,925
                                                                                                    --------------------

Cable TV (2.38%)
Comcast Cable Communications LLC
6.20%, 11/15/2008                                                                 550,000                       558,015
7.13%, 6/15/2013                                                                7,000,000                     7,550,844
Comcast Cable Holdings LLC
7.88%, 8/ 1/2013                                                                2,000,000                     2,220,050
COX Communications Inc
6.75%, 3/15/2011                                                                8,000,000                     8,336,040
6.45%, 12/ 1/2036 (a)                                                           4,000,000                     3,978,544
Frontiervision Holdings LP
11.88%, 9/15/2007 (b)(c)                                                        2,500,000                     3,487,500
Frontiervision Operating PRT
0.00%, 10/15/2006 (b)(c)                                                        2,000,000                     3,062,500
                                                                                                    --------------------
                                                                                                             29,193,493
                                                                                                    --------------------
Casino Hotels (2.24%)
155 East Tropicana LLC/155 East Tropica
8.75%, 4/ 1/2012                                                                4,250,000                     3,910,000
Caesars Entertainment Inc
7.50%, 9/ 1/2009                                                                1,500,000                     1,562,336
Harrah's Operating Co Inc
6.50%, 6/ 1/2016                                                                6,000,000                     5,463,276
Mandalay Resort Group
10.25%, 8/ 1/2007                                                               3,000,000                     3,056,250
7.00%, 11/15/2036                                                               5,000,000                     5,100,000
Riviera Holdings Corp
11.00%, 6/15/2010                                                               7,900,000                     8,334,500
                                                                                                    --------------------
                                                                                                             27,426,362
                                                                                                    --------------------
Casino Services (0.97%)
OED Corp / DIAMOND JO LLC
8.75%, 4/15/2012                                                               12,000,000                    11,880,000
                                                                                                    --------------------

Cellular Telecommunications (0.69%)
Vodafone Group PLC
7.75%, 2/15/2010                                                                8,000,000                     8,496,952
                                                                                                    --------------------

Commercial Banks (0.95%)
BB&T Corp
7.25%, 6/15/2007                                                                  690,000                       694,480
US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011                                                                5,000,000                     5,193,035
4.95%, 10/30/2014                                                               6,000,000                     5,803,962
                                                                                                    --------------------
                                                                                                             11,691,477
                                                                                                    --------------------
Containers - Paper & Plastic (0.93%)
Sealed Air Corp
5.63%, 7/15/2013 (a)                                                            4,000,000                     3,941,768
3.00%, 6/30/2033 (a)                                                            7,250,000                     7,521,875
                                                                                                    --------------------
                                                                                                             11,463,643

                                                                                                    --------------------

Cruise Lines (1.02%)
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011                                                                4,000,000                     4,363,160
6.88%, 12/ 1/2013                                                               6,000,000                     6,092,652
7.25%, 3/15/2018                                                                2,000,000                     2,037,338
                                                                                                    --------------------
                                                                                                             12,493,150
                                                                                                    --------------------
Electric - Integrated (10.32%)
Arizona Public Service Co
6.50%, 3/ 1/2012                                                                5,000,000                     5,147,650
Dominion Resources Inc/VA
5.00%, 3/15/2013                                                               10,000,000                     9,690,470
Florida Power Corp
5.90%, 3/ 1/2033                                                                8,000,000                     7,973,184
Illinois Power Co
7.50%, 6/15/2009                                                                9,000,000                     9,336,366
Metropolitan Edison Co
4.95%, 3/15/2013                                                                7,000,000                     6,740,916
Mirant Americas Generation LLC
8.50%, 10/ 1/2021                                                              13,000,000                    13,195,000
Nisource Finance Corp
6.15%, 3/ 1/2013                                                                5,000,000                     5,082,455
5.40%, 7/15/2014                                                                5,000,000                     4,836,610
Ohio Edison Co
5.45%, 5/ 1/2015                                                                5,000,000                     4,894,485
Ohio Power Co
5.50%, 2/15/2013                                                                5,000,000                     4,981,175
Pacific Gas & Electric Co
4.20%, 3/ 1/2011                                                               10,250,000                     9,798,856
Pacificorp
4.95%, 8/15/2014                                                                7,500,000                     7,201,965
5.25%, 6/15/2035                                                                5,000,000                     4,526,065
PPL Energy Supply LLC
6.40%, 11/ 1/2011                                                               5,000,000                     5,149,695
Public Service Co of New Mexico
4.40%, 9/15/2008                                                                2,000,000                     1,964,002
Southwestern Electric Power Co
5.38%, 4/15/2015                                                                6,500,000                     6,344,384
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                                6,845,000                     6,910,979
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                                                1,000,000                       995,909
7.00%, 9/ 1/2022                                                               11,000,000                    11,773,245
                                                                                                    --------------------
                                                                                                            126,543,411
                                                                                                    --------------------
Electronics - Military (0.10%)
Loral Corp
7.63%, 6/15/2025                                                                1,000,000                     1,169,842
                                                                                                    --------------------

Finance - Commercial (0.98%)
CIT Group Inc
7.75%, 4/ 2/2012                                                                3,000,000                     3,298,569
5.00%, 2/ 1/2015                                                                2,000,000                     1,914,780
5.40%, 1/30/2016                                                                7,000,000                     6,854,169
                                                                                                    --------------------
                                                                                                             12,067,518
                                                                                                    --------------------
Finance - Consumer Loans (0.52%)
American General Finance Corp
4.63%, 5/15/2009                                                                6,500,000                     6,381,817
                                                                                                    --------------------


Finance - Credit Card (0.62%)
FIA Card Services NA
7.13%, 11/15/2012                                                               5,000,000                     5,409,660
MBNA Corp
7.50%, 3/15/2012                                                                2,000,000                     2,187,676
                                                                                                    --------------------
                                                                                                              7,597,336
                                                                                                    --------------------
Finance - Investment Banker & Broker (6.01%)
Citigroup Inc
5.85%, 8/ 2/2016                                                               12,000,000                    12,333,804
Goldman Sachs Group Inc
6.60%, 1/15/2012                                                               10,000,000                    10,520,050
5.35%, 1/15/2016                                                                2,000,000                     1,955,690
Jefferies Group Inc
7.75%, 3/15/2012                                                                7,500,000                     8,113,358
6.25%, 1/15/2036                                                                5,000,000                     4,781,280
JPMorgan Chase & Co
5.13%, 9/15/2014                                                               12,000,000                    11,706,156
Merrill Lynch & Co Inc
6.00%, 2/17/2009                                                                5,000,000                     5,066,285
5.00%, 1/15/2015                                                                3,000,000                     2,904,810
6.50%, 7/15/2018                                                                2,000,000                     2,141,310
6.75%, 6/ 1/2028                                                                2,000,000                     2,167,086
Morgan Stanley
4.75%, 4/ 1/2014                                                                5,000,000                     4,742,335
6.25%, 8/ 9/2026                                                                7,000,000                     7,239,757
                                                                                                    --------------------
                                                                                                             73,671,921
                                                                                                    --------------------
Finance - Leasing Company (0.07%)
DVI Inc
0.00%, 2/ 1/2004 (b)(c)(d)                                                        400,000                        40,500
9.88%, 2/ 1/2004 (b)(c)(d)                                                      8,125,000                       822,656
                                                                                                    --------------------
                                                                                                                863,156
                                                                                                    --------------------
Finance - Other Services (0.85%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)                                                          10,000,000                    10,481,600
                                                                                                    --------------------

Food - Miscellaneous/Diversified (0.88%)
Corn Products International Inc
8.45%, 8/15/2009                                                               10,200,000                    10,824,903
                                                                                                    --------------------

Food - Retail (0.84%)
Fred Meyer Inc
7.45%, 3/ 1/2008                                                                5,000,000                     5,092,490
Safeway Inc
7.50%, 9/15/2009                                                                5,000,000                     5,229,090
                                                                                                    --------------------
                                                                                                             10,321,580

                                                                                                    --------------------
Forestry (0.13%)
Weyerhaeuser Co
7.38%, 3/15/2032                                                                1,500,000                     1,593,764
                                                                                                    --------------------

Gas - Distribution (0.75%)
Sempra Energy
6.00%, 2/ 1/2013                                                                9,000,000                     9,147,141
                                                                                                    --------------------

Investment Management & Advisory Services (0.25%)
Legg Mason Inc
6.75%, 7/ 2/2008                                                                3,000,000                     3,047,997
                                                                                                    --------------------


Medical - Drugs (0.49%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011                                                               6,250,000                     6,000,000
                                                                                                    --------------------

Medical - Hospitals (1.54%)
HCA Inc
9.25%, 11/15/2016 (a)                                                           6,000,000                     6,375,000
7.50%, 11/ 6/2033                                                               1,700,000                     1,411,000
Tenet Healthcare Corp
6.38%, 12/ 1/2011                                                              12,000,000                    11,100,000
                                                                                                    --------------------
                                                                                                             18,886,000
                                                                                                    --------------------
Medical - Wholesale Drug Distribution (0.85%)
Cardinal Health Inc
6.75%, 2/15/2011                                                               10,000,000                    10,431,260
                                                                                                    --------------------

Metal - Diversified (1.00%)
Falconbridge Ltd
6.00%, 10/15/2015                                                              12,000,000                    12,223,176
                                                                                                    --------------------

Money Center Banks (0.08%)
BankAmerica Corp/Old
6.63%, 8/ 1/2007                                                                1,000,000                     1,005,195
                                                                                                    --------------------

Multi-Line Insurance (0.48%)
Farmers Insurance Exchange
6.00%, 8/ 1/2014 (a)                                                            6,000,000                     5,895,564
                                                                                                    --------------------

Multimedia (1.19%)
Historic TW Inc
9.15%, 2/ 1/2023                                                                5,260,000                     6,569,588
News America Inc
6.40%, 12/15/2035                                                               8,000,000                     7,967,872
                                                                                                    --------------------
                                                                                                             14,537,460
                                                                                                    --------------------
Non-Hazardous Waste Disposal (1.45%)
Allied Waste North America Inc
7.88%, 4/15/2013                                                                1,000,000                     1,030,000
7.25%, 3/15/2015                                                                9,000,000                     9,011,250
Waste Management Inc
7.13%, 10/ 1/2007                                                                 495,000                       498,884
6.88%, 5/15/2009                                                                3,450,000                     3,547,859
7.38%, 8/ 1/2010                                                                3,500,000                     3,706,878
                                                                                                    --------------------
                                                                                                             17,794,871
                                                                                                    --------------------
Oil - Field Services (0.76%)
Hanover Compressor Co
8.63%, 12/15/2010                                                               9,000,000                     9,382,500
                                                                                                    --------------------

Oil Company - Integrated (1.11%)
Petro-Canada
4.00%, 7/15/2013                                                                3,000,000                     2,721,402
9.25%, 10/15/2021                                                               8,500,000                    10,845,524
                                                                                                    --------------------
                                                                                                             13,566,926
                                                                                                    --------------------
Oil Refining & Marketing (1.48%)
Enterprise Products Operating LP
6.38%, 2/ 1/2013                                                                6,000,000                     6,160,194
Tesoro Corp
6.25%, 11/ 1/2012                                                              12,000,000                    12,045,000
                                                                                                    --------------------
                                                                                                             18,205,194
                                                                                                    --------------------

                                                                                                    --------------------
Physical Therapy & Rehabilitation Centers (0.76%)
Healthsouth Corp
10.75%, 6/15/2016 (a)                                                           8,500,000                     9,339,375
                                                                                                    --------------------

Pipelines (2.61%)
Consolidated Natural Gas Co
6.85%, 4/15/2011                                                                7,500,000                     7,860,157
El Paso Natural Gas Co
7.50%, 11/15/2026                                                              10,000,000                    10,955,330
Express Pipeline LP
7.39%, 12/31/2017 (a)                                                           4,844,400                     5,094,468
Southern Natural Gas Co
8.88%, 3/15/2010                                                                1,000,000                     1,047,641
8.00%, 3/ 1/2032                                                                4,000,000                     4,629,784
Tennessee Gas Pipeline Co
8.38%, 6/15/2032                                                                2,000,000                     2,390,406
                                                                                                    --------------------
                                                                                                             31,977,786
                                                                                                    --------------------
Publishing - Books (0.85%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011                                                               10,000,000                    10,418,740
                                                                                                    --------------------

Regional Banks (1.51%)
Bank of America Corp
5.42%, 3/15/2017 (a)                                                            5,000,000                     4,917,445
6.80%, 3/15/2028                                                                  670,000                       740,473
Bank One Corp
10.00%, 8/15/2010                                                                 400,000                       453,827
FleetBoston Financial Corp
6.88%, 1/15/2028                                                                  995,000                     1,105,835
PNC Institutional Capital Trust B
8.32%, 5/15/2027 (a)                                                              500,000                       523,413
Wells Fargo & Co
4.63%, 4/15/2014                                                               11,000,000                    10,340,528
7.43%, 8/ 1/2022 (b)(d)                                                           464,784                       464,784
                                                                                                    --------------------
                                                                                                             18,546,305
                                                                                                    --------------------
Reinsurance (0.20%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014                                                                2,500,000                     2,459,265
                                                                                                    --------------------

REITS - Diversified (0.25%)
Franchise Finance Corp of America
7.07%, 1/15/2008                                                                3,000,000                     3,036,942
                                                                                                    --------------------

REITS - Healthcare (3.30%)
Health Care Property Investors Inc
6.45%, 6/25/2012                                                                3,000,000                     3,079,437
6.00%, 3/ 1/2015                                                                1,750,000                     1,728,678
7.07%, 6/ 8/2015                                                                2,250,000                     2,363,933
Health Care REIT Inc
7.50%, 8/15/2007                                                                1,500,000                     1,511,040
6.00%, 11/15/2013                                                               8,000,000                     7,938,648
6.20%, 6/ 1/2016                                                                3,000,000                     3,002,478
Healthcare Realty Trust Inc
8.13%, 5/ 1/2011                                                                7,500,000                     8,076,315
5.13%, 4/ 1/2014                                                                1,000,000                       948,415
Nationwide Health Properties Inc
6.00%, 5/20/2015                                                               12,000,000                    11,761,308
                                                                                                    --------------------
                                                                                                             40,410,252
                                                                                                    --------------------

                                                                                                    --------------------
REITS - Office Property (0.80%)
Arden Realty LP
5.20%, 9/ 1/2011                                                                3,000,000                     2,980,836
5.25%, 3/ 1/2015                                                                7,000,000                     6,862,765
                                                                                                    --------------------
                                                                                                              9,843,601
                                                                                                    --------------------
REITS - Shopping Centers (0.79%)
Developers Diversified Realty Corp
4.63%, 8/ 1/2010                                                               10,000,000                     9,713,210
                                                                                                    --------------------

REITS - Storage (0.75%)
Shurgard Storage Centers Inc
5.88%, 3/15/2013                                                                9,000,000                     9,141,687
                                                                                                    --------------------

Retail - Regional Department Store (0.55%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015                                                              6,000,000                     6,705,000
                                                                                                    --------------------

Sovereign (0.40%)
Brazilian Government International Bond
9.25%, 10/22/2010                                                               2,750,000                     3,093,750
8.75%, 2/ 4/2025                                                                1,500,000                     1,841,250
                                                                                                    --------------------
                                                                                                              4,935,000
                                                                                                    --------------------
Special Purpose Entity (1.89%)
CCM Merger Inc
8.00%, 8/ 1/2013 (a)                                                           11,000,000                    10,931,250
DJ CDX NA HY
8.38%, 12/29/2011 (a)                                                          12,000,000                    12,255,000
                                                                                                    --------------------
                                                                                                             23,186,250
                                                                                                    --------------------
Telecommunication Equipment - Fiber Optics (0.99%)
Corning Inc
5.90%, 3/15/2014                                                               12,000,000                    12,102,984
                                                                                                    --------------------

Telecommunication Services (1.52%)
Qwest Corp
8.88%, 3/15/2012 (e)                                                            8,000,000                     8,880,000
TELUS Corp
8.00%, 6/ 1/2011                                                                9,000,000                     9,793,530
                                                                                                    --------------------
                                                                                                             18,673,530
                                                                                                    --------------------
Telephone - Integrated (0.44%)
Deutsche Telekom International Finance
8.00%, 6/15/2010                                                                5,000,000                     5,385,630
                                                                                                    --------------------

Toys (0.09%)
Mattel Inc
7.30%, 6/13/2011                                                                1,000,000                     1,050,843
                                                                                                    --------------------

Transport - Rail (0.81%)
Norfolk Southern Corp
6.20%, 4/15/2009                                                                5,000,000                     5,079,525
Union Pacific Corp
3.88%, 2/15/2009                                                                5,000,000                     4,851,910
                                                                                                    --------------------
                                                                                                              9,931,435
                                                                                                    --------------------
Transport - Services (1.01%)
Trailer Bridge Inc
9.25%, 11/15/2011                                                              12,000,000                    12,375,000
                                                                                                    --------------------
TOTAL BONDS                                                                                      $          757,150,969
                                                                                                    --------------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (31.24%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.00%)
Freddie Mac Gold Pool
6.50%, 1/ 1/2029                                                                  493,975                       506,589
                                                                                                    --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                            $          383,068,192
                                                                                                    --------------------
CONVERTIBLE BONDS (1.04%)
Electronic Components - Semiconductors (0.92%)
Conexant Systems Inc
4.00%, 2/ 1/2007                                                               11,250,000                    11,250,000
                                                                                                    --------------------

Oil - Field Services (0.12%)
Hanover Compressor Co
4.75%, 3/15/2008                                                                1,500,000                     1,455,000
                                                                                                    --------------------
TOTAL CONVERTIBLE BONDS                                                                          $           12,705,000
                                                                                                    --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (31.24%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.00%)
5.50%, 11/ 1/2017                                                               5,139,097                     5,123,528
5.50%, 1/ 1/2018                                                                2,375,493                     2,368,296
5.00%, 4/ 1/2018                                                                9,505,927                     9,315,185
5.00%, 9/ 1/2019                                                               13,731,417                    13,436,868
6.50%, 5/ 1/2029                                                                  593,716                       608,507
6.50%, 6/ 1/2029                                                                1,790,902                     1,835,518
6.50%, 8/ 1/2029                                                                  514,897                       527,725
6.00%, 3/ 1/2031                                                                  478,970                       482,673
5.50%, 5/ 1/2031                                                                2,214,689                     2,185,719
7.00%, 1/ 1/2032                                                                  692,663                       714,415
6.00%, 5/ 1/2032                                                                2,452,358                     2,469,995
5.00%, 5/ 1/2033                                                               15,966,774                    15,374,275
4.50%, 8/ 1/2033                                                               38,572,185                    35,996,420
5.50%, 6/ 1/2035                                                               21,440,762                    21,115,625
5.00%, 11/ 1/2035                                                              18,620,319                    17,894,222
5.50%, 1/ 1/2036                                                               23,050,344                    22,700,798
5.50%, 4/ 1/2036                                                               19,258,715                    18,954,734
                                                                                                    --------------------
                                                                                                            171,611,092
                                                                                                    --------------------
Federal National Mortgage Association (FNMA) (8.01%)
7.63%, 2/ 1/2010                                                                8,000,000                     8,368,133
7.45%, 6/ 1/2016                                                                  184,007                       196,900
5.00%, 1/ 1/2018                                                                5,488,233                     5,380,090
4.00%, 9/ 1/2018                                                               22,838,277                    21,413,416
4.00%, 10/ 1/2018                                                              10,992,409                    10,306,602
6.50%, 9/ 1/2028                                                                  157,825                       161,849
6.50%, 11/ 1/2028                                                                 166,148                       170,385
7.00%, 1/ 1/2030                                                                   71,814                        74,084
6.50%, 5/ 1/2031                                                                  578,663                       592,127
6.00%, 4/ 1/2032                                                                1,412,288                     1,422,045
6.50%, 4/ 1/2032                                                                1,677,214                     1,715,206
6.50%, 5/ 1/2032                                                                1,637,601                     1,674,696
5.00%, 10/ 1/2032                                                               3,964,480                     3,814,796
5.50%, 3/ 1/2033                                                                5,778,058                     5,697,643
5.50%, 6/ 1/2033                                                               18,210,548                    17,966,095
5.50%, 2/ 1/2035                                                               19,557,491                    19,247,381
                                                                                                    --------------------
                                                                                                             98,201,448

                                                                                                    --------------------
Government National Mortgage Association (GNMA) (0.30%)
7.00%, 6/20/2031                                                                  400,440                       412,701
6.00%, 5/20/2032                                                                3,305,962                     3,334,521
                                                                                                    --------------------
                                                                                                              3,747,222
                                                                                                    --------------------
U.S. Treasury (8.93%)
4.25%, 8/15/2014                                                               23,000,000                    22,171,632
U.S. Treasury
5.13%, 5/15/2016                                                               18,000,000                    18,386,010
5.38%, 2/15/2031                                                               37,000,000                    39,040,772
4.50%, 2/15/2036                                                               32,000,000                    29,910,016
                                                                                                    --------------------
                                                                                                            109,508,430
                                                                                                    --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                            $          383,068,192
                                                                                                    --------------------
SHORT TERM INVESTMENTS (4.71%)
Commercial Paper (4.71%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (c)                                                           57,782,695                    57,782,695
                                                                                                    --------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $           57,782,695
                                                                                                    --------------------
Total Investments                                                                                $        1,210,706,856
Other Assets in Excess of Liabilities, Net - 1.26%                                                           15,462,553
                                                                                                    --------------------
TOTAL NET ASSETS - 100.00%                                                                       $        1,226,169,409
                                                                                                    ====================
                                                                                                    --------------------

                                                                                                    ====================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $81,255,302 or 6.63% of net assets.

(b)  Security is illiquid.

(c)  Non-Income Producing Security

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,327,940 or 0.11% of net assets.

(e)  Variable Rate

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $           23,496,727
Unrealized Depreciation                                   (35,815,500)
                                                   --------------------
Net Unrealized Appreciation (Depreciation)                (12,318,773)
Cost for federal income tax purposes                     1,223,025,629



Portfolio Summary (unaudited)
-------------------------------------------------- --------------------
Sector                                                         Percent
-------------------------------------------------- --------------------
Mortgage Securities                                             27.02%
Financial                                                       20.31%
Utilities                                                       11.06%
Government                                                       9.33%
Communications                                                   8.06%
Energy                                                           6.08%
Consumer, Non-cyclical                                           5.37%
Consumer, Cyclical                                               4.86%
Industrial                                                       4.60%
Basic Materials                                                  1.13%
Technology                                                       0.92%
Other Assets in Excess of Liabilities, Net                       1.26%
                                                   --------------------
TOTAL NET ASSETS                                               100.00%
                                                   ====================


Schedule of Investments
January 31, 2007 (unaudited)
Inflation Protection Fund
                                                                           Principal
                                                                             Amount                          Value
                                                                     ----------------------- -------- --------------------
BONDS (73.67%)
Aerospace & Defense Equipment (0.28%)
Primus International Inc
11.50%, 4/15/2009 (a)                                             $                 500,000        $              535,000
                                                                                                      --------------------

Apparel Manufacturers (0.37%)
Levi Strauss & Co
12.25%, 12/15/2012                                                                  650,000                       719,062
                                                                                                      --------------------

Appliances (0.26%)
Whirlpool Corp
5.86%, 6/15/2009 (b)                                                                500,000                       501,254
                                                                                                      --------------------

Asset Backed Securities (11.77%)
Ameriquest Mortgage Securities Inc
5.63%, 4/25/2034 (b)(c)                                                             489,003                       489,000
Argent Securities Inc
5.47%, 7/25/2036                                                                  3,000,000                     3,002,148
Carrington Mortgage Loan Trust
5.55%, 12/25/2035 (b)(c)                                                            796,711                       796,992
5.60%, 12/25/2035 (b)                                                               250,000                       250,401
Citigroup Mortgage Loan Trust Inc
5.47%, 7/25/2035 (b)(c)                                                           1,165,000                     1,165,162
Countrywide Asset-Backed Certificates
6.45%, 12/25/2032 (b)                                                               136,884                       136,974
5.52%, 7/25/2035 (b)                                                                125,526                       125,562
5.59%, 1/25/2036 (b)(c)                                                             250,000                       250,358
5.57%, 3/25/2036 (c)                                                              2,000,000                     2,003,735
5.57%, 4/25/2036 (b)(c)                                                           1,500,000                     1,503,464
5.59%, 5/25/2036 (c)                                                                301,358                       301,909
5.49%, 6/25/2037                                                                  2,000,000                     1,999,984
First Franklin Mortgage Loan Asset Backed Certificates
5.56%, 11/25/2035 (c)                                                             1,500,000                     1,503,629
First Horizon Asset Back Trust
5.45%, 10/25/2026                                                                   973,248                       973,243
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(b)                                                           1,275,578                     1,273,010
GMAC Mortgage Corp Loan Trust
5.53%, 11/25/2036 (b)(c)                                                          1,500,000                     1,500,670
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (b)                                                                200,000                       200,697
5.49%, 12/25/2036                                                                 2,200,000                     2,199,983
Morgan Stanley Capital I
5.50%, 2/25/2036                                                                  1,700,000                     1,702,828
SACO I Inc
5.46%, 9/25/2036                                                                  1,362,963                     1,362,958
                                                                                                      --------------------
                                                                                                               22,742,707
                                                                                                      --------------------
Auto - Car & Light Trucks (0.39%)
DaimlerChrysler NA Holding Corp
5.79%, 3/13/2009 (b)(c)                                                             750,000                       751,423
                                                                                                      --------------------


Automobile Sequential (0.19%)
Carss Finance LP
6.27%, 1/15/2011 (a)(b)                                                              63,402                        63,739
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                    300,000                       298,292
                                                                                                      --------------------
                                                                                                                  362,031
                                                                                                      --------------------
Brewery (0.26%)
SABMiller PLC
5.66%, 7/ 1/2009 (a)(b)(c)                                                          500,000                       500,550
                                                                                                      --------------------

Building - Residential & Commercial (0.51%)
DR Horton Inc
8.50%, 4/15/2012                                                                    200,000                       209,171
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                  750,000                       771,562
                                                                                                      --------------------
                                                                                                                  980,733
                                                                                                      --------------------
Cable TV (0.88%)
Comcast Cable Communications LLC
8.38%, 5/ 1/2007                                                                    185,000                       186,343
Comcast Corp
5.66%, 7/14/2009 (b)(c)                                                             500,000                       501,193
COX Communications Inc
5.91%, 12/14/2007 (b)(c)                                                            500,000                       501,950
CSC Holdings Inc
7.88%, 12/15/2007                                                                   500,000                       506,875
                                                                                                      --------------------
                                                                                                                1,696,361
                                                                                                      --------------------
Casino Hotels (0.26%)
Caesars Entertainment Inc
9.38%, 2/15/2007                                                                    500,000                       500,000
                                                                                                      --------------------

Cellular Telecommunications (0.68%)
America Movil SA de CV
5.99%, 4/27/2007 (b)                                                                 50,000                        50,000
5.47%, 6/27/2008 (a)                                                                750,000                       749,475
Rogers Wireless Inc
8.48%, 12/15/2010 (b)                                                               500,000                       510,000
                                                                                                      --------------------
                                                                                                                1,309,475
                                                                                                      --------------------
Chemicals - Diversified (0.11%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                   200,000                       212,000
                                                                                                      --------------------

Chemicals - Specialty (0.27%)
Rhodia SA
8.88%, 6/ 1/2011                                                                    500,000                       525,000
                                                                                                      --------------------

Commercial Banks (0.57%)
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)                                                               100,000                       103,904
ICICI Bank Ltd
5.90%, 1/12/2010 (a)                                                                500,000                       501,546
VTB Capital SA for Vneshtorgbank
5.97%, 8/ 1/2008 (a)                                                                500,000                       500,500
                                                                                                      --------------------
                                                                                                                1,105,950
                                                                                                      --------------------
Commercial Services (0.49%)
Aramark Services Inc
7.00%, 5/ 1/2007                                                                    150,000                       150,364

Commercial Services
Brickman Group Ltd/The
11.75%, 12/15/2009                                                                  750,000                       795,000
                                                                                                      --------------------
                                                                                                                  945,364
                                                                                                      --------------------
Computers - Memory Devices (0.26%)
Seagate Technology HDD Holdings
6.20%, 10/ 1/2009                                                                   500,000                       500,000
                                                                                                      --------------------

Containers - Metal & Glass (0.34%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                    652,000                       666,670
                                                                                                      --------------------

Diversified Financial Services (0.27%)
Citicorp Capital II
8.02%, 2/15/2027 (c)                                                                500,000                       521,150
                                                                                                      --------------------

Electric - Integrated (0.26%)
Appalachian Power Co
5.69%, 6/29/2007 (b)                                                                305,000                       305,298
Entergy Gulf States Inc
5.77%, 12/ 1/2009 (b)                                                               200,000                       199,635
                                                                                                      --------------------
                                                                                                                  504,933
                                                                                                      --------------------
Electronic Components - Miscellaneous (0.26%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                                    500,000                       495,783
                                                                                                      --------------------

Electronic Components - Semiconductors (0.65%)
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (a)                                                              1,250,000                     1,256,040
                                                                                                      --------------------

Finance - Commercial (1.36%)
CIT Group Inc
5.59%, 4/27/2011                                                                  1,000,000                     1,000,763
6.10%, 3/15/2067                                                                    120,000                       119,686
Textron Financial Floorplan Master Note
5.64%, 5/13/2010 (a)                                                              1,500,000                     1,505,069
                                                                                                      --------------------
                                                                                                                2,625,518
                                                                                                      --------------------
Finance - Consumer Loans (0.52%)
SLM Corp
5.56%, 3/15/2011 (b)(c)                                                           1,000,000                     1,000,170
                                                                                                      --------------------

Finance - Investment Banker & Broker (2.07%)
Bear Stearns Cos Inc/The
5.56%, 11/28/2011                                                                 1,000,000                     1,000,630
Goldman Sachs Group Inc
5.57%, 3/ 2/2010 (b)(c)                                                           1,000,000                     1,003,291
Lehman Brothers Holdings Inc
5.59%, 1/12/2012                                                                  1,000,000                     1,001,766
Morgan Stanley
5.66%, 1/ 9/2014 (d)                                                              1,000,000                     1,000,685
                                                                                                      --------------------
                                                                                                                4,006,372
                                                                                                      --------------------
Finance - Leasing Company (0.41%)
International Lease Finance Corp
5.59%, 5/24/2010 (c)                                                                800,000                       802,892
                                                                                                      --------------------


Finance - Mortgage Loan/Banker (8.60%)
Countrywide Financial Corp
5.59%, 3/24/2009                                                                    750,000                       751,700
Fannie Mae
2.45%, 2/17/2009 (b)                                                                200,000                       195,094
5.62%, 2/25/2018 (b)                                                                114,194                       114,465
5.62%, 3/25/2018 (b)(c)                                                             614,179                       617,113
5.62%, 10/25/2018 (b)(c)                                                            836,080                       838,571
5.57%, 11/25/2022 (b)                                                               147,132                       147,592
5.52%, 1/25/2023 (b)                                                                143,785                       144,089
5.72%, 6/25/2023 (b)(c)                                                             896,871                       898,535
5.72%, 2/25/2028 (b)                                                                339,307                       340,371
5.72%, 5/25/2030 (b)(c)                                                             685,873                       688,086
5.72%, 5/25/2031 (b)(c)                                                             874,693                       882,608
5.62%, 2/25/2032 (b)                                                                156,162                       156,714
5.52%, 4/25/2034 (b)(c)                                                             840,247                       840,117
5.57%, 3/25/2035 (b)(c)                                                             326,428                       326,777
5.54%, 4/25/2035 (b)(c)                                                             855,250                       855,675
Fannie Mae Grantor Trust
5.46%, 4/25/2035 (b)(c)                                                             314,609                       314,782
5.41%, 5/25/2035 (b)                                                                130,149                       129,824
5.48%, 6/25/2035 (b)                                                                 79,777                        80,044
5.47%, 9/25/2035 (b)(c)                                                             750,000                       751,119
Fannie Mae Whole Loan
5.47%, 11/25/2033 (b)                                                                30,995                        30,994
5.47%, 5/25/2035 (b)                                                                146,926                       147,125
5.52%, 5/25/2035 (b)                                                                143,861                       144,351
5.57%, 6/25/2044 (b)                                                                 80,276                        80,295
5.77%, 2/25/2047 (b)(c)                                                             110,337                       111,004
Freddie Mac
5.62%, 5/15/2013 (b)(c)                                                             378,978                       379,235
5.62%, 5/15/2017 (b)(c)                                                             633,478                       634,413
5.62%, 2/15/2018 (b)(c)                                                             574,697                       577,922
5.62%, 6/15/2018 (b)(c)                                                             642,941                       644,547
5.57%, 3/15/2023 (b)(c)                                                             345,341                       346,249
5.77%, 6/15/2023 (b)                                                                131,111                       132,395
5.72%, 7/15/2023 (b)                                                                284,780                       286,131
5.67%, 7/15/2028 (b)(c)                                                             799,135                       800,831
5.72%, 1/15/2030 (b)(c)                                                             826,471                       830,014
5.67%, 2/15/2030 (b)                                                                 57,944                        58,121
5.52%, 4/15/2030 (b)                                                                179,790                       179,787
5.67%, 5/15/2030 (b)                                                                136,879                       137,221
5.72%, 9/15/2033 (b)(c)                                                             468,015                       470,437
5.62%, 10/15/2034 (b)                                                               284,224                       284,382
Ginnie Mae
1.82%, 10/16/2012 (b)                                                             4,917,726                       221,347
5.67%, 10/20/2031 (b)                                                               295,288                       296,892
Residential Capital LLC
6.74%, 6/29/2007 (b)                                                                250,000                       251,024
5.85%, 6/ 9/2008                                                                    500,000                       499,105
                                                                                                      --------------------
                                                                                                               16,617,098
                                                                                                      --------------------
Finance - Other Services (0.71%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                                    275,000                       291,561
Beaver Valley II Funding
8.63%, 6/ 1/2007                                                                    545,000                       549,153
Mizuho JGB Investment LLC
9.87%, 12/30/2025 (a)                                                               500,000                       527,477
                                                                                                      --------------------
                                                                                                                1,368,191
                                                                                                      --------------------

Food - Miscellaneous/Diversified (0.52%)
General Mills Inc
5.49%, 1/22/2010                                                                  1,000,000                       999,795
                                                                                                      --------------------

Food - Retail (0.38%)
Kroger Co/The
7.65%, 4/15/2007                                                                    500,000                       501,960
Safeway Inc
7.00%, 9/15/2007 (c)                                                                235,000                       237,211
                                                                                                      --------------------
                                                                                                                  739,171
                                                                                                      --------------------
Home Equity - Other (3.26%)
ACE Securities Corp
5.53%, 9/25/2035 (b)(c)                                                           1,000,000                     1,000,337
Asset Backed Securities Corp Home Equit
5.52%, 1/25/2036                                                                  1,000,000                     1,001,479
Bear Stearns Asset Backed Securities Inc
5.48%, 8/25/2036 (b)                                                                400,000                       400,092
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (b)                                                             1,000,000                     1,001,450
First NLC Trust
5.55%, 12/25/2035 (b)                                                               274,600                       274,681
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (b)(c)                                                             623,317                       624,094
Option One Mortgage Loan Trust
6.32%, 2/25/2035 (b)                                                                100,000                       100,716
Residential Asset Securities Corp
5.76%, 10/25/2033 (b)                                                                17,859                        17,862
5.51%, 5/25/2034 (b)(c)                                                              82,872                        82,992
5.52%, 5/25/2035 (b)                                                                147,585                       147,667
Soundview Home Equity Loan Trust
5.50%, 3/25/2036 (b)(c)                                                           1,000,000                     1,001,304
Wells Fargo Home Equity Trust
5.61%, 10/25/2035 (a)                                                               639,788                       640,315
                                                                                                      --------------------
                                                                                                                6,292,989
                                                                                                      --------------------
Home Equity - Sequential (0.32%)
Countrywide Asset-Backed Certificates
5.51%, 8/25/2036                                                                    615,000                       612,463
                                                                                                      --------------------

Hotels & Motels (0.20%)
Hilton Hotels Corp
7.95%, 4/15/2007                                                                    130,000                       130,459
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007 (c)                                                                255,000                       256,071
                                                                                                      --------------------
                                                                                                                  386,530
                                                                                                      --------------------
Insurance Brokers (0.26%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (b)(c)                                                             500,000                       500,022
                                                                                                      --------------------

Investment Companies (0.52%)
Xstrata Finance Dubai Ltd
5.72%, 11/13/2009 (a)                                                             1,000,000                     1,000,399
                                                                                                      --------------------

Machinery - Farm (0.27%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                    500,000                       530,000
                                                                                                      --------------------


Medical - Drugs (0.66%)
Angiotech Pharmaceuticals Inc
9.10%, 12/ 1/2013 (a)                                                               400,000                       410,000
Biovail Corp
7.88%, 4/ 1/2010                                                                    600,000                       612,750
Elan Finance PLC/Elan Finance Corp
9.50%, 12/ 1/2013 (a)                                                               250,000                       248,125
                                                                                                      --------------------
                                                                                                                1,270,875
                                                                                                      --------------------
Medical - HMO (0.18%)
WellPoint Inc
3.50%, 9/ 1/2007 (c)                                                                355,000                       350,750
                                                                                                      --------------------

Medical - Wholesale Drug Distribution (0.52%)
Cardinal Health Inc
5.63%, 10/ 2/2009 (a)(b)(c)                                                       1,000,000                     1,000,705
                                                                                                      --------------------

Mortgage Backed Securities (21.58%)
Adjustable Rate Mortgage Trust
5.59%, 8/25/2036 (b)(c)                                                           1,316,766                     1,321,186
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (b)(c)                                                             639,108                       637,664
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036                                                                    300,000                       315,575
5.31%, 10/10/2045                                                                 1,000,000                       995,344
Banc of America Funding Corp
5.38%, 7/20/2036 (c)                                                              2,331,637                     2,332,893
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(b)(c)                                                        1,050,000                     1,052,358
Bear Stearns Alt-A Trust
5.48%, 11/25/2036                                                                   890,845                       892,146
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (b)                                                                243,690                       243,735
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                                    720,731                       752,359
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (b)                                                              2,012,554                     2,017,729
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048                                                                39,565,000                       963,471
Countrywide Alternative Loan Trust
5.74%, 12/25/2035 (b)(c)                                                            790,231                       793,823
5.49%, 6/25/2036 (b)(c)                                                           3,000,000                     3,002,489
5.60%, 6/25/2036 (b)(c)                                                           1,353,388                     1,357,212
5.58%, 7/25/2046 (b)                                                              2,100,000                     2,107,406
Countrywide Home Loan Mortgage Pass Through Certificates
5.52%, 4/25/2046 (b)(c)                                                           1,340,817                     1,338,966
CS First Boston Mortgage Securities Corp
7.64%, 9/15/2041 (b)                                                              1,025,000                     1,084,939
G-Force LLC
5.62%, 12/25/2039 (a)(b)(c)                                                       1,000,000                       999,989
Greenpoint Mortgage Funding Trust
5.63%, 10/25/2045 (b)                                                             1,602,310                     1,609,180
GSC Capital Corp Mortgage Trust
5.58%, 2/25/2036                                                                    846,779                       851,727
GSR Mortgage Loan Trust
5.58%, 8/25/2046 (b)                                                                279,278                       279,809
Homebanc Mortgage Trust
5.66%, 1/25/2036 (b)(c)                                                           1,298,885                     1,302,740
Impac CMB Trust
6.07%, 8/25/2033 (b)                                                                 41,813                        41,843

Mortgage Backed Securities
Impac CMB Trust (continued)
5.81%, 10/25/2034 (b)                                                               100,972                       101,088
6.87%, 10/25/2034 (b)(c)                                                            186,933                       187,858
5.83%, 8/25/2035 (b)                                                                108,471                       108,765
5.97%, 8/25/2035 (b)                                                                 99,932                       100,023
Impac Secured Assets CMN Owner Trust
5.49%, 9/25/2036                                                                  1,500,000                     1,500,710
Indymac Index Mortgage Loan Trust
5.55%, 4/25/2035 (b)                                                                236,712                       237,544
5.51%, 1/25/2037                                                                  1,460,000                     1,460,000
JP Morgan Chase Commercial Mortgage Securities
5.30%, 5/15/2047                                                                  1,000,000                       992,696
JP Morgan Mortgage Trust
5.30%, 7/25/2035 (e)                                                              1,000,000                       989,490
5.87%, 1/25/2037                                                                  1,454,428                     1,453,247
LB-UBS Commercial Mortgage Trust
5.59%, 6/15/2031                                                                    390,000                       393,415
Merrill Lynch Mortgage Trust
5.66%, 5/12/2039 (b)                                                                620,000                       628,215
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.05%, 7/12/2046                                                                 17,305,302                       281,903
Morgan Stanley Capital I
5.48%, 8/15/2019 (a)(b)(c)                                                        1,000,000                     1,000,325
5.92%, 12/20/2046 (e)                                                               200,000                       200,000
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (b)(c)                                                             942,461                       943,926
Washington Mutual Inc
5.64%, 12/25/2027 (b)(c)                                                          1,281,431                     1,281,612
5.79%, 7/25/2044 (b)                                                                177,161                       177,839
5.69%, 1/25/2045 (b)(c)                                                             354,919                       356,051
5.70%, 11/25/2045 (b)                                                             2,000,000                     2,009,350
5.54%, 8/25/2046                                                                  1,000,000                     1,001,401
                                                                                                      --------------------
                                                                                                               41,700,041
                                                                                                      --------------------
Multimedia (0.66%)
Time Warner Inc
6.15%, 5/ 1/2007                                                                    350,000                       350,452
5.61%, 11/13/2009                                                                   650,000                       650,592
Viacom Inc
5.74%, 6/16/2009                                                                    275,000                       275,934
                                                                                                      --------------------
                                                                                                                1,276,978
                                                                                                      --------------------
Office Automation & Equipment (0.21%)
Xerox Corp
6.11%, 12/18/2009 (b)                                                               400,000                       404,000
                                                                                                      --------------------

Oil - Field Services (0.66%)
BJ Services Co
5.54%, 6/ 1/2008 (b)                                                                500,000                       500,226
Hanover Equipment Trust
8.75%, 9/ 1/2011                                                                    750,000                       780,000
                                                                                                      --------------------
                                                                                                                1,280,226
                                                                                                      --------------------
Oil & Gas Drilling (0.39%)
Transocean Inc
5.57%, 9/ 5/2008 (b)                                                                750,000                       750,596
                                                                                                      --------------------

Oil Company - Exploration & Production (1.19%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (b)                                                                250,000                       250,628

Oil Company - Exploration & Production
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (a)                                                               500,000                       535,625
Houston Exploration Co
7.00%, 6/15/2013                                                                    500,000                       503,750
Louis Dreyfus Natural Gas
6.88%, 12/ 1/2007 (c)                                                               400,000                       403,971
Newfield Exploration Co
7.45%, 10/15/2007                                                                   500,000                       504,375
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                                    100,000                       104,369
                                                                                                      --------------------
                                                                                                                2,302,718
                                                                                                      --------------------
Oil Refining & Marketing (0.44%)
Giant Industries Inc
11.00%, 5/15/2012                                                                   300,000                       319,500
Premcor Refining Group Inc/The
9.50%, 2/ 1/2013                                                                    500,000                       538,126
                                                                                                      --------------------
                                                                                                                  857,626
                                                                                                      --------------------
Optical Supplies (0.31%)
Bausch & Lomb Inc
6.95%, 11/15/2007 (c)                                                               600,000                       600,295
                                                                                                      --------------------

Paper & Related Products (0.26%)
Bowater Inc
8.36%, 3/15/2010 (b)                                                                500,000                       505,000
                                                                                                      --------------------

Pipelines (0.53%)
El Paso Corp
7.63%, 8/16/2007                                                                    500,000                       503,750
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                                    250,000                       259,375
Southern Natural Gas Co
8.88%, 3/15/2010                                                                    250,000                       261,910
                                                                                                      --------------------
                                                                                                                1,025,035
                                                                                                      --------------------
Publishing - Periodicals (0.39%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                                   100,000                       105,000
12.13%, 11/15/2012                                                                  600,000                       660,000
                                                                                                      --------------------
                                                                                                                  765,000
                                                                                                      --------------------
Real Estate Operator & Developer (0.10%)
First Industrial LP
7.60%, 5/15/2007 (c)                                                                200,000                       201,137
                                                                                                      --------------------

Regional Banks (0.79%)
Capital One Financial Corp
5.67%, 9/10/2009                                                                    500,000                       502,308
Fleet Capital Trust II
7.92%, 12/11/2026                                                                   500,000                       519,980
PNC Funding Corp
0.00%, 1/31/2012 (f)                                                                500,000                       499,781
                                                                                                      --------------------
                                                                                                                1,522,069
                                                                                                      --------------------
REITS - Diversified (0.52%)
iStar Financial Inc
6.61%, 3/12/2007 (b)(c)                                                             275,000                       275,315
5.91%, 3/16/2009 (b)(c)                                                             725,000                       730,524
                                                                                                      --------------------
                                                                                                                1,005,839
                                                                                                      --------------------

REITS - Healthcare (0.23%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (b)                                                                250,000                       249,803
National Health Investors Inc
7.30%, 7/16/2007                                                                    200,000                       199,716
                                                                                                      --------------------
                                                                                                                  449,519
                                                                                                      --------------------
REITS - Office Property (0.52%)
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                                                    500,000                       502,500
HRPT Properties Trust
5.96%, 3/16/2011 (b)(c)                                                             500,000                       500,243
                                                                                                      --------------------
                                                                                                                1,002,743
                                                                                                      --------------------
REITS - Warehouse & Industrial (0.26%)
Prologis
5.62%, 8/24/2009 (b)(c)                                                             500,000                       500,858
                                                                                                      --------------------

Rental - Auto & Equipment (0.65%)
Erac USA Finance Co
5.61%, 4/30/2009 (a)(c)                                                           1,250,000                     1,252,623
                                                                                                      --------------------

Retail - Building Products (0.36%)
Home Depot Inc
5.49%, 12/16/2009                                                                   700,000                       700,795
                                                                                                      --------------------

Retail - Regional Department Store (0.26%)
JC Penney Corp Inc
8.13%, 4/ 1/2027 (c)                                                                500,000                       513,069
                                                                                                      --------------------

Rubber - Tires (0.13%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (a)                                                               250,000                       251,875
                                                                                                      --------------------

Satellite Telecommunications (0.27%)
Intelsat Corp
6.38%, 1/15/2008                                                                    525,000                       524,344
                                                                                                      --------------------

Savings & Loans - Thrifts (0.26%)
Washington Mutual Inc
5.66%, 1/15/2010 (b)(c)                                                             500,000                       502,217
                                                                                                      --------------------

Special Purpose Banks (0.20%)
Korea Development Bank
5.76%, 10/20/2009 (b)(c)                                                            380,000                       382,474
                                                                                                      --------------------

Steel - Producers (0.22%)
Ipsco Inc
8.75%, 6/ 1/2013                                                                    176,000                       188,760
Steel Dynamics Inc
9.50%, 3/15/2009                                                                    225,000                       230,625
                                                                                                      --------------------
                                                                                                                  419,385
                                                                                                      --------------------
Telecommunication Services (0.40%)
Mastec Inc
7.75%, 2/ 1/2008                                                                    200,000                       200,250
TELUS Corp
7.50%, 6/ 1/2007 (c)                                                                580,000                       583,166
                                                                                                      --------------------
                                                                                                                  783,416
                                                                                                      --------------------

Telephone - Integrated (0.75%)
Deutsche Telekom International Finance BV
5.55%, 3/23/2009 (b)                                                                200,000                       200,334
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                                    250,000                       248,750
Telecom Italia Capital SA
5.97%, 7/18/2011 (b)(c)                                                             300,000                       300,310
Telefonica Emisiones SAU
5.66%, 6/19/2009 (b)                                                                700,000                       700,979
                                                                                                      --------------------
                                                                                                                1,450,373
                                                                                                      --------------------
Television (0.26%)
CBS Corp
5.63%, 5/ 1/2007                                                                    500,000                       500,161
                                                                                                      --------------------

Tools - Hand Held (0.26%)
Snap-On Inc
5.49%, 1/12/2010                                                                    500,000                       499,933
                                                                                                      --------------------

Transport - Rail (0.26%)
Burlington Northern Santa Fe Corp
7.88%, 4/15/2007 (c)                                                                500,000                       502,153
                                                                                                      --------------------

Transport - Services (0.26%)
FedEx Corp
2.65%, 4/ 1/2007                                                                    500,000                       497,803
                                                                                                      --------------------
TOTAL BONDS                                                                                        $          142,365,725
                                                                                                      --------------------
CONVERTIBLE BONDS (0.38%)
Retail - Auto Parts (0.38%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                                    750,000                       744,375
                                                                                                      --------------------
TOTAL CONVERTIBLE BONDS                                                                            $              744,375
                                                                                                      --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (50.89%)
U.S. Treasury Inflation-Indexed Obligations (50.89%)
3.88%, 1/15/2009 (g)                                                              4,724,198                     4,852,266
4.25%, 1/15/2010 (g)                                                              6,108,066                     6,428,025
0.88%, 4/15/2010 (g)                                                             11,168,115                    10,618,867
3.50%, 1/15/2011 (g)                                                              6,101,343                     6,354,213
2.38%, 4/15/2011 (g)                                                              6,608,822                     6,591,011
3.38%, 1/15/2012 (g)                                                              3,307,942                     3,456,541
3.00%, 7/15/2012 (g)                                                              5,491,381                     5,662,987
1.88%, 7/15/2013                                                                  1,673,093                     1,621,004
2.00%, 1/15/2014 (g)                                                              9,116,747                     8,872,801
2.00%, 7/15/2014                                                                    753,631                       732,877
1.63%, 1/15/2015 (g)                                                              2,010,308                     1,896,050
1.88%, 7/15/2015 (g)                                                              4,345,768                     4,174,484
2.00%, 1/15/2016 (g)                                                              3,832,493                     3,708,983
2.50%, 7/15/2016                                                                    618,611                       624,387
2.38%, 1/15/2017                                                                  4,696,381                     4,685,739
2.38%, 1/15/2025 (g)                                                              6,226,809                     6,187,891
2.00%, 1/15/2026                                                                    568,529                       533,151
2.38%, 1/15/2027                                                                  3,996,720                     3,975,957
3.63%, 4/15/2028                                                                  4,671,863                     5,624,848
3.88%, 4/15/2029 (g)                                                              8,555,526                    10,743,533
3.38%, 4/15/2032                                                                    828,703                       998,263
                                                                                                      --------------------
                                                                                                               98,343,878
                                                                                                      --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                              $           98,343,878
                                                                                                      --------------------

SHORT TERM INVESTMENTS (1.74%)
Commercial Paper (1.74%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (f)                                                              3,366,278                     3,366,278
                                                                                                      --------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $            3,366,278
                                                                                                      --------------------
MONEY MARKET FUNDS (3.79%)
Money Center Banks (3.79%)
BNY Institutional Cash Reserve Fund (c)                                           7,328,000                     7,328,000
                                                                                                      --------------------
TOTAL MONEY MARKET FUNDS                                                                           $            7,328,000
                                                                                                      --------------------
Total Investments                                                                                  $          252,148,256
Liabilities in Excess of Other Assets, Net - (30.47)%                                                        (58,891,460)
                                                                                                      --------------------
TOTAL NET ASSETS - 100.00%                                                                         $          193,256,796
                                                                                                      ====================
                                                                                                      --------------------

                                                                                                      ====================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $15,908,649 or 8.23% of net assets.

(b)  Variable Rate

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security purchased on a when-issued basis.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,189,490 or 0.62% of net assets.

(f)  Non-Income Producing Security

(g)  Security or a portion of the security was on loan at the end of the period.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $              236,625
Unrealized Depreciation                                   (2,051,906)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                (1,815,281)
Cost for federal income tax purposes                      253,963,537


                     SCHEDULE OF STRADDLE OPTION AGREEMENTS

               Description                 Counterparty    Exercise Price*  Expiration Date   Notional Amount  Premium   Value
Call & Put - OTC 10 Year Interest Rate     Morgan Stanley                         July-08
Swap                                                             $0.00                           3,800,000.00   161,120   1,786

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                                     Unrealized
                                                                                                        Notional    Appreciation/
Description                                                                                              Amount    (Depreciation)
---------------------------------------------------------------------- ---------------------------------------- -----------------
Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.                          1,000,000        $  (7,742)


Receive a semi-annual return equal to a 0.875% U.S.
Treasury Inflation Index Obligation and pay monthly a floating
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.             2,500,000          (15,414)


Receive a semi-annual return equal to a 1.625% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires June 2007.     8,000,000         (233,925)


Receive a semi-annual return equal to a 1.875% U.S.
Treasury Inflation Index Obligation and pay monthly a floating
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch. Expires May 2007.                4,600,000         (112,443)


Receive a semi-annual return equal to a 1.875% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires May 2007.      8,000,000         (272,279)


Receive a semi-annual return equal to a 2.00% U.S.
Treasury Inflation Index Obligation and pay monthly a floating
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.             2,400,000          (38,892)


Receive a semi-annual return equal to a 2.00% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley.  Expires July 2007.    9,000,000         (105,832)


Receive a semi-annual return equal to a 2.00% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires July 2007.     8,400,000            78,912


Receive a semi-annual return equal to a 2.00% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley. Expires March 2007.    4,800,000         (153,084)


Receive a semi-annual return equal to a 2.375% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 4 basis points with Morgan Stanley. Expires May 2007.      7,100,000         (427,499)


Receive a semi-annual return equal to a 2.50% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 2 basis points with Morgan Stanley. Expires June 2007.     7,000,000         (284,147)


Receive a semi-annual return equal to a 3.00% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley. Expires March 2007.    4,500,000         (147,235)


Receive a semi-annual return equal to a 3.375% U.S.
Treasury Inflation Index Obligation and pay semi-annually a
floating rate based on 3-month LIBOR less 8 basis points with Morgan Stanley. Expires May 2007.      1,500,000         (110,134)


Receive a semi-annual return equal to a 3.63% U.S.
Treasury Inflation Index Obligation and pay monthly a floating
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch. Expires May 2007.                3,750,000         (203,484)


Receive a semi-annual return equal to a 3.875% U.S.
Treasury Inflation Index Obligation and pay monthly a floating
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.   Expires March 2007.            1,600,000          (86,557)


Receive a semi-annual return equal to a 3.875% U.S.
Treasury Inflation Index Obligation and pay monthly a floating
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.             2,000,000          (45,159)



Portfolio Summary (unaudited)
------------------------------------------------ --------------------
Sector                                                       Percent
------------------------------------------------ --------------------
Government                                                    50.99%
Mortgage Securities                                           30.43%
Asset Backed Securities                                       16.91%
Financial                                                     13.36%
Communications                                                 4.30%
Consumer, Non-cyclical                                         3.96%
Energy                                                         3.22%
Consumer, Cyclical                                             3.13%
Industrial                                                     1.93%
Technology                                                     1.12%
Basic Materials                                                0.86%
Utilities                                                      0.26%
Liabilities in Excess of Other Assets, Net                 (-30.47%)
                                                 --------------------
TOTAL NET ASSETS                                             100.00%
                                                 ====================

Other Assets Summary (unaudited)
------------------------------------------------------ --------------------
Asset Type                                                         Percent
------------------------------------------------------ --------------------
Straddle Options                                                     0.00%
Total Return Swaps                                                   1.20%


Schedule of Investments
January 31, 2007 (unaudited)
International Emerging Markets Fund
                                                                            Shares
                                                                             Held                           Value
                                                                    ----------------------- -------- --------------------
COMMON STOCKS (85.78%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)                                         73,093        $                   94
                                                                                                     --------------------

Agricultural Operations (0.53%)
Astra Agro Lestari Tbk PT                                                        2,143,500                     3,109,253
                                                                                                     --------------------

Airlines (0.50%)
Korean Air Lines Co Ltd                                                             62,459                     2,229,006
Thai Airways International Public Ltd (a)(b)                                       540,100                       683,867
                                                                                                     --------------------
                                                                                                               2,912,873
                                                                                                     --------------------
Airport Development & Maintenance (0.22%)
Grupo Aeroportuario ADR (a)(c)                                                      53,288                     1,292,767
                                                                                                     --------------------

Apparel Manufacturers (0.57%)
Youngone Corp (c)                                                                  569,130                     3,324,711
                                                                                                     --------------------

Applications Software (1.32%)
Infosys Technologies Ltd ADR                                                        79,109                     4,588,322
Tata Consultancy Services Ltd                                                      106,597                     3,084,559
                                                                                                     --------------------
                                                                                                               7,672,881
                                                                                                     --------------------
Auto - Car & Light Trucks (0.83%)
Denway Motors Ltd                                                                8,422,000                     3,548,921
Hyundai Motor Co                                                                    17,892                     1,275,150
                                                                                                     --------------------
                                                                                                               4,824,071
                                                                                                     --------------------
Auto - Medium & Heavy Duty Trucks (0.57%)
Mahindra & Mahindra Ltd                                                            161,786                     3,301,150
                                                                                                     --------------------

Batteries & Battery Systems (0.52%)
Simplo Technology Co Ltd                                                           841,000                     3,001,109
                                                                                                     --------------------

Beverages - Non-Alcoholic (0.63%)
Coca-Cola Femsa SA de CV                                                           681,800                     2,726,531
Coca-Cola Icecek AS (a)                                                            122,487                       923,115
                                                                                                     --------------------
                                                                                                               3,649,646
                                                                                                     --------------------
Beverages - Wine & Spirits (0.31%)
United Spirits Ltd                                                                  87,991                     1,816,027
                                                                                                     --------------------

Brewery (0.30%)
Compania Cervecerias Unidas SA                                                     287,628                     1,720,964
                                                                                                     --------------------

Broadcasting Services & Programming (0.30%)
Grupo Televisa SA ADR                                                               58,623                     1,727,034
                                                                                                     --------------------

Building - Heavy Construction (1.06%)
Daewoo Engineering & Construction Co Ltd                                           144,800                     2,737,589
YTL Corp Bhd                                                                     1,618,200                     3,420,848
                                                                                                     --------------------
                                                                                                               6,158,437
                                                                                                     --------------------
Building & Construction - Miscellaneous (0.56%)
Murray & Roberts Holdings Ltd                                                      496,636                     3,249,245
                                                                                                     --------------------

Building Products - Cement & Aggregate (2.13%)
Cemex SAB de CV (a)                                                              2,296,218                     8,149,573
Grasim Industries Ltd (a)                                                           66,553                     4,246,512
                                                                                                     --------------------
                                                                                                              12,396,085
                                                                                                     --------------------
Casino Hotels (0.45%)
Genting Bhd                                                                        242,886                     2,636,671
                                                                                                     --------------------

Cellular Telecommunications (4.22%)
America Movil SA de CV ADR (c)                                                     155,198                     6,884,583
China Mobile Ltd                                                                 1,107,462                    10,156,103
Mobile Telesystems OJSC ADR                                                         89,637                     4,854,740
SK Telecom Co Ltd                                                                   12,515                     2,658,523
                                                                                                     --------------------
                                                                                                              24,553,949
                                                                                                     --------------------
Chemicals - Diversified (0.60%)
Nan Ya Plastics Corp                                                             2,122,140                     3,499,627
                                                                                                     --------------------

Commercial Banks (8.65%)
Banco do Brasil SA                                                                  75,936                     2,484,665
Banco Santander Chile SA ADR                                                        57,460                     2,841,972
Bank Millennium SA                                                                 819,555                     3,009,800
Bank of Communications Co Ltd (c)                                                3,325,000                     3,590,083
Bank Rakyat Indonesia                                                            8,647,500                     5,036,456
Bumiputra-Commerce Holdings Bhd                                                  1,392,600                     3,660,026
China Construction Bank, Class H                                                 6,097,000                     3,592,190
FirstRand Ltd                                                                    1,295,281                     4,125,099
Kookmin Bank                                                                        72,623                     5,777,443
Mizrahi Tefahot Bank Ltd                                                           313,670                     2,143,371
Powszechna Kasa Oszczednosci Bank Polaki SA                                        103,242                     1,706,194
PT Bank Central Asia Tbk                                                         4,519,500                     2,532,906
Raiffeisen International Bank Holding AS                                            24,893                     3,800,218
Sberbank                                                                             1,838                     6,028,640
                                                                                                     --------------------
                                                                                                              50,329,063
                                                                                                     --------------------
Computer Services (0.38%)
Sonda SA (a)                                                                     1,635,467                     2,191,199
                                                                                                     --------------------

Diversified Financial Services (3.66%)
Cathay Financial Holding Co Ltd                                                    525,449                     1,164,934
First Financial Holding Co Ltd                                                   2,499,000                     1,821,484
Indiabulls Financial Serviced Ltd (a)(b)(d)                                        103,422                       793,077
Indiabulls Financial Services Ltd                                                  103,422                       857,244
Investec Ltd                                                                       365,122                     4,348,400
Mega Financial Holding Co Ltd                                                    3,654,000                     2,446,949
Shin Kong Financial Holding Co Ltd                                               2,413,940                     2,419,292
Shinhan Financial Group Co Ltd                                                      68,773                     3,593,873
Woori Finance Holdings Co Ltd                                                      164,250                     3,838,024
                                                                                                     --------------------
                                                                                                              21,283,277
                                                                                                     --------------------
Diversified Minerals (0.66%)
Antofagasta PLC                                                                    422,564                     3,860,510
                                                                                                     --------------------

Diversified Operations (3.41%)
Barloworld Ltd                                                                     156,873                     4,040,208
Bidvest Group Ltd (a)                                                              173,988                     3,252,337
Citic Pacific Ltd                                                                1,033,000                     3,618,619
Grupo Carso SA de CV                                                               943,700                     3,447,948
GS Holdings Corp                                                                    72,570                     2,397,161
KOC Holding AS (a)                                                                 720,789                     3,074,820
                                                                                                     --------------------
                                                                                                              19,831,093
                                                                                                     --------------------

Electric - Generation (1.49%)
CEZ                                                                                 18,520                       790,363
China Power International Development Ltd                                        4,838,000                     2,621,148
China Resources Power Holdings Co                                                1,950,000                     3,057,041
Glow Energy PCL (b)                                                              2,287,727                     2,188,976
                                                                                                     --------------------
                                                                                                               8,657,528
                                                                                                     --------------------
Electric - Integrated (1.81%)
Companhia Energetica de Minas Gerais - CEMIG (a)                               289,968,783                     3,527,597
Korea Electric Power Corp                                                           53,610                     2,414,301
Terna Participacoes SA (a)                                                         161,165                     1,745,154
Unified Energy System ADR (c)                                                       24,287                     2,841,579
                                                                                                     --------------------
                                                                                                              10,528,631
                                                                                                     --------------------
Electric Products - Miscellaneous (0.46%)
LG Electronics Inc                                                                  47,921                     2,656,905
                                                                                                     --------------------

Electronic Components - Miscellaneous (1.73%)
AAC Acoustic Technology Holdings Inc (a)                                           562,000                       526,905
Asustek Computer Inc                                                             1,070,000                     2,827,163
HON HAI Precision Industry Co Ltd                                                  979,750                     6,694,924
                                                                                                     --------------------
                                                                                                              10,048,992
                                                                                                     --------------------
Electronic Components - Semiconductors (3.61%)
Hynix Semiconductor Inc (a)                                                        116,405                     3,863,682
MediaTek Inc                                                                       189,950                     2,071,007
Samsung Electronics Co Ltd                                                          21,230                    13,055,943
Sonix Technology Co Ltd                                                            880,000                     2,028,487
                                                                                                     --------------------
                                                                                                              21,019,119
                                                                                                     --------------------
Finance - Other Services (0.85%)
Grupo Financiero Banorte SA de CV                                                1,249,900                     4,973,381
                                                                                                     --------------------

Food - Dairy Products (0.62%)
Wimm-Bill-Dann Foods OJSC ADR (c)                                                   55,723                     3,625,338
                                                                                                     --------------------

Food - Miscellaneous/Diversified (0.31%)
Tiger Brands Ltd                                                                    75,849                     1,809,579
                                                                                                     --------------------

Food - Retail (0.97%)
BIM Birlesik Magazalar AS                                                           27,312                     1,621,437
Shoprite Holdings Ltd                                                            1,088,645                     4,009,687
                                                                                                     --------------------
                                                                                                               5,631,124
                                                                                                     --------------------
Gas - Distribution (0.42%)
Korea Gas Corp                                                                      61,980                     2,452,209
                                                                                                     --------------------

Independent Power Producer (0.02%)
YTL Power International                                                            143,198                        90,406
                                                                                                     --------------------

Life & Health Insurance (1.19%)
China Life Insurance Co Ltd                                                      1,224,000                     3,574,386
Sanlam Ltd                                                                       1,298,807                     3,354,023
                                                                                                     --------------------
                                                                                                               6,928,409
                                                                                                     --------------------
Machinery - General Industry (0.61%)
Industrias CH SA (a)                                                               814,185                     3,544,536
                                                                                                     --------------------

Medical - Drugs (0.46%)
Dr Reddy's Laboratories Ltd ADR (c)                                                158,339                     2,671,179
                                                                                                     --------------------


Medical - Generic Drugs (0.55%)
Teva Pharmaceutical Industries Ltd ADR (c)                                          91,363                     3,206,841
                                                                                                     --------------------

Medical - HMO (0.54%)
Odontoprev SA (a)                                                                  169,510                     3,128,359
                                                                                                     --------------------

Metal - Diversified (1.27%)
Hindustan Zinc Ltd                                                                 120,453                     1,928,906
MMC Norilsk Nickel ADR                                                              32,181                     5,438,589
                                                                                                     --------------------
                                                                                                               7,367,495
                                                                                                     --------------------
Metal - Iron (0.29%)
Novolipetsk Steel (b)                                                               67,380                     1,661,591
                                                                                                     --------------------

Metal Processors & Fabrication (0.73%)
Catcher Technology Co Ltd                                                          394,339                     4,227,584
                                                                                                     --------------------

Multi-Line Insurance (0.52%)
Porto Seguro SA                                                                     92,180                     3,020,516
                                                                                                     --------------------

Non-Ferrous Metals (0.59%)
International Nickel Indonesia Tbk PT                                              432,000                     1,566,594
Poongsan Corp (c)                                                                   91,780                     1,857,046
                                                                                                     --------------------
                                                                                                               3,423,640
                                                                                                     --------------------
Oil Company - Exploration & Production (3.00%)
Oao Gazprom (a)(b)(e)                                                               23,609                     2,552,723
Oao Gazprom (a)                                                                    343,872                    14,872,464
                                                                                                     --------------------
                                                                                                              17,425,187
                                                                                                     --------------------
Oil Company - Integrated (6.34%)
China Petroleum & Chemical Corp                                                  7,206,000                     6,026,882
LUKOIL ADR                                                                         147,766                    11,969,046
PetroChina Co Ltd                                                                3,950,807                     4,842,649
Petroleo Brasileiro SA ADR (c)                                                     121,696                    11,960,283
Sasol Ltd                                                                           61,813                     2,100,803
                                                                                                     --------------------
                                                                                                              36,899,663
                                                                                                     --------------------
Oil Refining & Marketing (1.02%)
Reliance Industries Ltd                                                             79,584                     2,462,469
Thai Oil Public (a)(b)                                                             936,900                     1,550,266
Tupras Turkiye Petrol Rafinerileri AS                                              108,116                     1,921,721
                                                                                                     --------------------
                                                                                                               5,934,456
                                                                                                     --------------------
Petrochemicals (0.88%)
Formosa Chemicals & Fibre Corp                                                   1,692,000                     3,021,520
LG Petrochemical Co Ltd                                                             66,460                     2,082,390
                                                                                                     --------------------
                                                                                                               5,103,910
                                                                                                     --------------------
Pharmacy Services (0.45%)
Profarma Distribuidora de Produtos Farmacenticos SA (a)                            148,964                     2,594,886
                                                                                                     --------------------

Platinum (1.33%)
Anglo Platinum Ltd                                                                  33,470                     4,208,081
Impala Platinum Holdings Ltd                                                       122,399                     3,517,573
                                                                                                     --------------------
                                                                                                               7,725,654
                                                                                                     --------------------
Power Converter & Supply Equipment (0.58%)
Delta Electronics Inc                                                            1,027,650                     3,355,070
                                                                                                     --------------------

Property & Casualty Insurance (0.96%)
Dongbu Insurance Co Ltd                                                            110,450                     2,897,626

Property & Casualty Insurance
LIG Non-Life Insurance Co Ltd                                                      167,190                     2,690,312
                                                                                                     --------------------
                                                                                                               5,587,938
                                                                                                     --------------------
Real Estate Operator & Developer (2.44%)
Huaku Construction Corp                                                          1,408,000                     2,728,169
Huang Hsiang Construction Co                                                     1,349,047                     2,822,891
Rodobens Negocios Imobiliarios SA (a)                                              146,955                     1,552,539
Shenzhen Investment Ltd                                                         11,884,000                     4,840,330
Sistema-Hals (a)(b)(c)                                                             176,479                     2,250,107
                                                                                                     --------------------
                                                                                                              14,194,036
                                                                                                     --------------------
Retail - Automobile (0.36%)
PT Astra International Tbk                                                       1,266,500                     2,066,761
                                                                                                     --------------------

Retail - Major Department Store (0.81%)
Grupo Famsa SA (a)                                                                 172,366                       780,783
Hyundai Department Store Co Ltd                                                     28,610                     2,266,921
Parkson Retail Group Ltd                                                           299,000                     1,683,121
                                                                                                     --------------------
                                                                                                               4,730,825
                                                                                                     --------------------
Retail - Miscellaneous/Diversified (0.80%)
Dufry South America Ltd (a)                                                        130,425                     2,081,593
Massmart Holdings Ltd                                                              247,620                     2,602,033
                                                                                                     --------------------
                                                                                                               4,683,626
                                                                                                     --------------------
Semiconductor Component - Integrated Circuits (2.20%)
Powertech Technology Inc                                                           732,000                     3,045,646
Realtek Semiconductor Corp                                                       1,973,000                     3,163,799
Taiwan Semiconductor Manufacturing Co Ltd                                        3,229,227                     6,610,074
                                                                                                     --------------------
                                                                                                              12,819,519
                                                                                                     --------------------
Shipbuilding (0.46%)
Hyundai Heavy Industries                                                            18,713                     2,693,161
                                                                                                     --------------------

Steel - Producers (3.82%)
Angang Steel Co Ltd (c)                                                          2,209,499                     3,458,201
China Steel Corp                                                                 3,876,000                     4,002,308
Evraz Group SA (b)                                                                  50,251                     1,397,480
Maanshan Iron & Steel (c)                                                        3,918,000                     2,499,074
Mittal Steel South Africa Ltd                                                      169,452                     2,536,384
POSCO ADR (c)                                                                       65,262                     5,754,803
Tenaris SA ADR                                                                      54,413                     2,582,985
                                                                                                     --------------------
                                                                                                              22,231,235
                                                                                                     --------------------
Steel - Specialty (0.23%)
Gloria Material Technology Corp                                                    883,000                     1,330,118
                                                                                                     --------------------

Steel Pipe & Tube (0.60%)
Confab Industrial SA (a)                                                           322,221                       916,275
TMK OAO (a)(c)                                                                      72,798                     2,555,210
                                                                                                     --------------------
                                                                                                               3,471,485
                                                                                                     --------------------
Telecommunication Equipment (0.56%)
Foxconn International Holdings Ltd (a)                                           1,085,143                     3,245,332
                                                                                                     --------------------

Telecommunication Services (0.56%)
Digi.Com BHD                                                                       511,746                     2,251,361
Telekomunikasi Indonesia Tbk PT                                                    963,500                     1,000,557
                                                                                                     --------------------
                                                                                                               3,251,918
                                                                                                     --------------------
Telephone - Integrated (2.55%)
Carso Global Telecom SA de CV (a)                                                1,534,500                     5,826,880
Telecom Argentina SA ADR (a)                                                        67,500                     1,390,500

Telephone - Integrated
Telefonos de Mexico SA de CV ADR                                                   151,423                     4,648,686
Telkom SA Ltd                                                                      133,543                     2,977,443
                                                                                                     --------------------
                                                                                                              14,843,509
                                                                                                     --------------------
Textile - Products (0.44%)
Nishat Mills Ltd                                                                 1,517,500                     2,586,435
                                                                                                     --------------------

Tobacco (0.49%)
KT&G Corp                                                                           46,933                     2,856,358
                                                                                                     --------------------

Transport - Marine (2.77%)
Pacific Basin Shipping Ltd                                                       4,378,000                     3,050,422
Sincere Navigation                                                               3,133,000                     4,253,199
STX Pan Ocean Co Ltd                                                             5,631,000                     4,143,407
U-Ming Marine Transport Corp                                                     3,219,000                     4,663,234
Wan Hai Lines Ltd                                                                        1                             1
                                                                                                     --------------------
                                                                                                              16,110,263
                                                                                                     --------------------
Web Portals (0.37%)
LG Dacom Corp (c)                                                                   95,120                     2,126,687
                                                                                                     --------------------

Wire & Cable Products (0.34%)
LS Cable Ltd (c)                                                                    56,330                     1,992,341
                                                                                                     --------------------
TOTAL COMMON STOCKS                                                                               $          498,875,471
                                                                                                     --------------------
PREFERRED STOCKS (3.75%)
Commercial Banks (0.36%)
Banco Bradesco SA                                                                   51,879                     2,107,596
                                                                                                     --------------------

Diversified Minerals (1.44%)
Cia Vale do Rio Doce                                                               295,610                     8,350,368
                                                                                                     --------------------

Diversified Operations (0.97%)
Bradespar SA (a)                                                                   211,600                     5,638,549
                                                                                                     --------------------

Electric - Integrated (0.59%)
Cia Energetica de Minas Gerais                                                  71,200,000                     3,409,072
                                                                                                     --------------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                                              4,384                        26,103
                                                                                                     --------------------

Steel - Producers (0.39%)
Gerdau SA                                                                          134,389                     2,265,072
                                                                                                     --------------------
TOTAL PREFERRED STOCKS                                                                            $           21,796,760
                                                                                                     --------------------
                                                                          Principal
                                                                            Amount                          Value
                                                                    ----------------------- -------- --------------------
SHORT TERM INVESTMENTS (11.60%)
Commercial Paper (11.60%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (a)                                                            67,494,368                    67,494,368
                                                                                                     --------------------
TOTAL SHORT TERM INVESTMENTS                                                                      $           67,494,368
                                                                                                     --------------------

MONEY MARKET FUNDS (5.46%)
Money Center Banks (5.46%)
BNY Institutional Cash Reserve Fund (f)                                         31,730,000                    31,730,000
                                                                                                     --------------------
TOTAL MONEY MARKET FUNDS                                                                          $           31,730,000
                                                                                                     --------------------
Total Investments                                                                                 $          619,896,599
Liabilities in Excess of Other Assets, Net - (6.59)%                                                        (38,336,962)
                                                                                                     --------------------
TOTAL NET ASSETS - 100.00%                                                                        $          581,559,637
                                                                                                     ====================
                                                                                                     --------------------

                                                                                                     ====================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,078,087 or 2.25% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d)  Security is illiquid.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,552,723 or 0.44% of net assets.

(f)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $           79,024,246
Unrealized Depreciation                                     (8,082,071)
                                                    --------------------
Net Unrealized Appreciation (Depreciation)                   70,942,175

Cost for federal income tax purposes                        548,806,076


Portfolio Summary (unaudited)
--------------------------------------------------- --------------------
Country                                                         Percent
--------------------------------------------------- --------------------
United States                                                    17.06%
Korea, Republic Of                                               14.38%
Taiwan, Province Of China                                        12.24%
Russian Federation                                               10.33%
Brazil                                                            9.06%
South Africa                                                      7.94%
Mexico                                                            7.57%
Hong Kong                                                         5.69%
China                                                             5.30%
India                                                             4.43%
Indonesia                                                         2.63%
Malaysia                                                          2.07%
Turkey                                                            1.30%
Chile                                                             1.16%
Israel                                                            0.92%
Poland                                                            0.81%
Thailand                                                          0.76%
United Kingdom                                                    0.66%
Austria                                                           0.65%
Pakistan                                                          0.45%
Luxembourg                                                        0.44%
Bermuda                                                           0.36%
Argentina                                                         0.24%
Czech Republic                                                    0.14%
Liabilities in Excess of Other Assets, Net                     (-6.59%)
                                                    --------------------
TOTAL NET ASSETS                                                100.00%
                                                    ====================


Schedule of Investments
January 31, 2007 (unaudited)
International Growth Fund
                                                                        Shares
                                                                         Held                           Value
                                                                   -------------------- -------- --------------------
COMMON STOCKS (98.09%)
Advertising Services (0.43%)
WPP Group PLC                                                                  449,907        $            6,603,020
                                                                                                 --------------------

Airlines (0.80%)
Air France-KLM                                                                 127,289                     5,726,968
British Airways PLC (a)                                                        611,954                     6,465,446
                                                                                                 --------------------
                                                                                                          12,192,414
                                                                                                 --------------------
Appliances (0.35%)
Indesit Co SpA                                                                 297,985                     5,297,511
                                                                                                 --------------------

Auto - Car & Light Trucks (2.91%)
Bayerische Motoren Werke AG                                                    107,906                     6,574,918
Honda Motor Co Ltd                                                             327,200                    12,878,687
Toyota Motor Corp                                                              376,000                    24,769,639
                                                                                                 --------------------
                                                                                                          44,223,244

                                                                                                 --------------------
Auto/Truck Parts & Equipment - Original (0.32%)
Nippon Seiki Co Ltd                                                            208,000                     4,825,986
                                                                                                 --------------------

Beverages - Wine & Spirits (0.43%)
C&C Group PLC                                                                  442,498                     6,563,216
                                                                                                 --------------------

Brewery (0.98%)
Heineken NV                                                                    137,266                     6,954,095
InBev NV                                                                       123,897                     7,972,362
                                                                                                 --------------------
                                                                                                          14,926,457
                                                                                                 --------------------
Building - Heavy Construction (1.94%)
ACS Actividades de Construccion y Servicios SA (b)                             130,390                     7,091,788
Aker Kvaerner ASA                                                               42,440                     4,794,712
Daewoo Engineering & Construction Co Ltd                                       305,950                     5,784,291
Vinci SA                                                                        86,177                    11,838,457
                                                                                                 --------------------
                                                                                                          29,509,248
                                                                                                 --------------------
Building - Residential & Commercial (0.81%)
Kaufman & Broad SA                                                              88,161                     5,745,259
Persimmon PLC                                                                  239,112                     6,511,243
                                                                                                 --------------------
                                                                                                          12,256,502
                                                                                                 --------------------
Building & Construction - Miscellaneous (0.32%)
Peab AB                                                                        219,100                     4,807,625
                                                                                                 --------------------

Building & Construction Products - Miscellaneous (0.81%)
Geberit AG                                                                       3,622                     6,118,942
Kingspan Group PLC                                                             233,268                     5,889,086
Kingspan Group PLC                                                              11,822                       298,612
                                                                                                 --------------------
                                                                                                          12,306,640
                                                                                                 --------------------
Building Products - Cement & Aggregate (0.96%)
Buzzi Unicem SpA                                                               174,873                     4,950,462
Ciments Francais SA                                                             22,156                     4,874,464
Lafarge SA                                                                      30,677                     4,698,009
                                                                                                 --------------------
                                                                                                          14,522,935
                                                                                                 --------------------
Chemicals - Diversified (1.21%)
Bayer AG                                                                       169,875                     9,983,270

Chemicals - Diversified
Shin-Etsu Chemical Co Ltd                                                      129,000                     8,380,510
                                                                                                 --------------------
                                                                                                          18,363,780
                                                                                                 --------------------
Chemicals - Other (0.34%)
Kingboard Chemical Holdings Ltd                                              1,267,000                     5,217,264
                                                                                                 --------------------

Chemicals - Specialty (0.43%)
Umicore                                                                         37,576                     6,592,023
                                                                                                 --------------------

Circuit Boards (0.41%)
Ibiden Co Ltd                                                                  126,900                     6,298,732
                                                                                                 --------------------

Commercial Banks (13.79%)
Allied Irish Banks PLC                                                         200,525                     5,783,797
Alpha Bank AE                                                                  178,884                     5,754,131
Anglo Irish Bank Corp PLC                                                      394,303                     7,986,274
Australia & New Zealand Banking Group Ltd                                      503,674                    11,385,712
Banco Popolare di Verona e Novara Scrl (b)                                     137,883                     4,334,621
Banco Popular Espanol SA                                                       500,699                     9,580,008
Banco Santander Central Hispano SA (b)                                         296,939                     5,646,582
Bank of Novia Scotia (a)(b)                                                    165,500                     7,138,664
Barclays PLC                                                                   661,849                     9,622,544
BNP Paribas                                                                    116,458                    12,985,314
Chiba Bank Ltd/The                                                             536,000                     4,827,908
Deutsche Bank AG                                                                64,492                     9,105,791
HBOS PLC                                                                       780,101                    17,028,021
KBC Groep NV                                                                    57,930                     7,304,956
Mitsubishi UFJ Financial Group Inc                                               1,804                    21,824,992
Mizuho Financial Group Inc                                                       2,549                    18,376,119
Raiffeisen International Bank Holding AS                                        52,449                     8,006,975
Royal Bank of Canada (a)(b)                                                    201,200                     9,335,078
Societe Generale                                                                58,335                    10,302,238
Sumitomo Mitsui Financial Group Inc                                                869                     8,857,060
Sumitomo Trust & Banking Co Ltd/The                                            445,000                     4,760,482
Swedbank AB                                                                    172,200                     6,504,004
UniCredito Italiano SpA                                                        339,235                     3,139,223
                                                                                                 --------------------
                                                                                                         209,590,494
                                                                                                 --------------------
Computer Services (0.34%)
Computershare Ltd                                                              716,377                     5,095,720
                                                                                                 --------------------

Computers (0.32%)
Wincor Nixdorf AG                                                               30,543                     4,844,683
                                                                                                 --------------------

Dialysis Centers (0.36%)
Fresenius Medical Care AG & Co KGaA                                             40,375                     5,401,751
                                                                                                 --------------------

Distribution & Wholesale (0.81%)
Esprit Holdings Ltd                                                            703,500                     7,131,818
Inchcape Plc                                                                   503,913                     5,237,337
                                                                                                 --------------------
                                                                                                          12,369,155
                                                                                                 --------------------
Diversified Financial Services (0.33%)
Acta Holding ASA                                                               910,000                     5,060,214
                                                                                                 --------------------

Diversified Manufacturing Operations (1.64%)
NKT Holding A/S                                                                 54,400                     4,783,107
Siemens AG (b)                                                                 183,571                    20,145,557
                                                                                                 --------------------
                                                                                                          24,928,664
                                                                                                 --------------------

Diversified Minerals (2.99%)
Anglo American PLC                                                             185,201                     8,601,815
Antofagasta PLC                                                                531,065                     4,851,767
BHP Billiton Ltd                                                               267,243                     5,404,005
BHP Billiton PLC                                                               162,105                     3,019,284
Ludin Mining Corp (a)                                                          128,939                     4,423,239
Paladin Resources Ltd (a)                                                      693,346                     4,668,072
Tek Cominco Limited (a)(b)                                                      87,100                     6,421,479
Xstrata PLC                                                                    172,734                     8,049,924
                                                                                                 --------------------
                                                                                                          45,439,585
                                                                                                 --------------------
Electric - Distribution (0.78%)
National Grid PLC                                                              786,681                    11,870,231
                                                                                                 --------------------

Electric - Integrated (3.26%)
E.ON AG                                                                        115,902                    15,719,468
Enel SpA                                                                       847,054                     8,964,586
Fortis Inc (b)                                                                 144,900                     3,310,980
International Power PLC                                                        959,787                     6,793,259
RWE AG                                                                          34,889                     3,645,099
Scottish & Southern Energy PLC                                                 377,941                    11,108,486
                                                                                                 --------------------
                                                                                                          49,541,878

                                                                                                 --------------------
Electric Products - Miscellaneous (0.36%)
Casio Computer Co Ltd                                                          264,900                     5,476,678
                                                                                                 --------------------

Electronic Components - Miscellaneous (0.41%)
Chemring Group PLC                                                             188,394                     6,236,864
                                                                                                 --------------------

Electronic Components - Semiconductors (1.25%)
Samsung Electronics Co Ltd                                                      24,164                    14,860,283
Sumco Corp                                                                     112,900                     4,078,919
                                                                                                 --------------------
                                                                                                          18,939,202
                                                                                                 --------------------
Engineering - Research & Development Services (1.20%)
ABB Ltd                                                                        357,258                     6,319,846
Keller Group PLC                                                               284,558                     4,975,767
WorleyParsons Ltd                                                              414,323                     6,920,666
                                                                                                 --------------------
                                                                                                          18,216,279
                                                                                                 --------------------
Enterprise Software & Services (0.49%)
Nomura Research Institute Ltd                                                   30,800                     4,798,144
SAP AG                                                                          57,163                     2,641,158
                                                                                                 --------------------
                                                                                                           7,439,302
                                                                                                 --------------------
Entertainment Software (0.27%)
Capcom Co Ltd (b)                                                              218,200                     4,122,439
                                                                                                 --------------------

E-Services - Consulting (0.39%)
Ementor ASA (a)                                                                869,300                     5,934,406
                                                                                                 --------------------

Feminine Health Care Products (0.34%)
Hengan International Group Co Ltd (b)                                        1,910,000                     5,210,725
                                                                                                 --------------------

Filtration & Separation Products (0.40%)
Alfa Laval AB                                                                  131,100                     6,149,483
                                                                                                 --------------------

Finance - Investment Banker & Broker (1.07%)
Macquarie Bank Ltd                                                             147,501                     9,276,728
UBS AG                                                                         112,653                     7,047,323
                                                                                                 --------------------
                                                                                                          16,324,051
                                                                                                 --------------------

Finance - Leasing Company (1.03%)
Banca Italease SpA                                                             108,493                     7,536,887
ORIX Corp                                                                       28,400                     8,142,526
                                                                                                 --------------------
                                                                                                          15,679,413
                                                                                                 --------------------
Finance - Other Services (1.36%)
Deutsche Boerse AG                                                              52,823                    11,111,935
Man Group Plc                                                                  906,737                     9,526,457
                                                                                                 --------------------
                                                                                                          20,638,392
                                                                                                 --------------------
Fisheries (0.32%)
Nippon Suisan Kaisha Ltd                                                       831,400                     4,891,399
                                                                                                 --------------------

Food - Dairy Products (0.55%)
Meiji Dairies Corp                                                             522,000                     3,992,426
Yakult Honsha Co Ltd                                                           155,100                     4,433,999
                                                                                                 --------------------
                                                                                                           8,426,425
                                                                                                 --------------------
Food - Miscellaneous/Diversified (2.17%)
Groupe Danone                                                                   75,193                    11,583,985
Nestle SA                                                                       42,504                    15,593,173
Orkla ASA                                                                       97,280                     5,830,331
                                                                                                 --------------------
                                                                                                          33,007,489
                                                                                                 --------------------
Food - Retail (2.00%)
Colruyt SA                                                                      27,350                     5,828,250
Metro Inc                                                                      160,800                     5,166,424
Tesco PLC                                                                      462,542                     3,798,628
WM Morrison Supermarkets PLC                                                 1,076,040                     5,972,363
Woolworths Ltd                                                                 525,542                     9,692,582
                                                                                                 --------------------
                                                                                                          30,458,247
                                                                                                 --------------------
Food - Wholesale & Distribution (0.69%)
Kesko OYJ                                                                      104,782                     5,585,642
Sligro Food Group NV                                                            72,470                     4,949,401
                                                                                                 --------------------
                                                                                                          10,535,043
                                                                                                 --------------------
Footwear & Related Apparel (0.35%)
Geox SpA                                                                       328,721                     5,282,672
                                                                                                 --------------------

Gas - Distribution (0.62%)
Centrica PLC                                                                 1,286,912                     9,380,415
                                                                                                 --------------------

Gold Mining (0.34%)
Inmet Mining Corp                                                               99,300                     5,137,982
                                                                                                 --------------------

Human Resources (0.39%)
Michael Page International Plc                                                 638,575                     5,990,797
                                                                                                 --------------------

Internet Content - Information & News (0.31%)
Seek Ltd (b)                                                                   953,269                     4,648,829
                                                                                                 --------------------

Lottery Services (0.33%)
Intralot SA-Integrated Lottery Systems                                         148,402                     4,994,121
                                                                                                 --------------------

Machinery - Construction & Mining (1.06%)
Hitachi Construction Machinery Co Ltd                                          202,900                     5,699,627
Komatsu Ltd                                                                    493,200                    10,421,445
                                                                                                 --------------------
                                                                                                          16,121,072
                                                                                                 --------------------
Machinery - General Industry (0.88%)
MAN AG                                                                          59,677                     6,269,099

Machinery - General Industry
MMI Holding Ltd                                                              8,181,000                     7,138,465
                                                                                                 --------------------
                                                                                                          13,407,564
                                                                                                 --------------------
Machinery Tools & Related Products (0.28%)
Mori Seiki Co Ltd                                                              195,700                     4,281,140
                                                                                                 --------------------

Medical - Drugs (8.55%)
Actelion Ltd (a)                                                                25,211                     6,132,214
AstraZeneca PLC                                                                361,436                    20,167,359
Eisai Co Ltd                                                                   131,400                     6,739,857
GlaxoSmithKline PLC                                                            745,960                    20,005,411
Novartis AG                                                                    431,601                    24,830,983
Novo-Nordisk A/S                                                                92,250                     7,949,806
Roche Holding AG                                                               113,047                    21,243,182
Sanofi-Aventis                                                                 110,552                     9,718,778
Takeda Pharmaceutical Co Ltd                                                   201,900                    13,166,664
                                                                                                 --------------------
                                                                                                         129,954,254

                                                                                                 --------------------
Medical - Wholesale Drug Distribution (0.34%)
OPG Groep NV                                                                    44,016                     5,174,641
                                                                                                 --------------------

Medical Products (0.36%)
Phonak Holding AG                                                               70,629                     5,466,201
                                                                                                 --------------------

Metal - Diversified (0.79%)
Rio Tinto Ltd (b)                                                               47,055                     2,799,000
Rio Tinto PLC                                                                   81,747                     4,360,547
Zinifex Ltd                                                                    377,501                     4,807,623
                                                                                                 --------------------
                                                                                                          11,967,170
                                                                                                 --------------------
Metal Processors & Fabrication (0.51%)
NSK Ltd                                                                        417,000                     3,818,238
Tocalo Co Ltd                                                                  126,700                     3,905,569
                                                                                                 --------------------
                                                                                                           7,723,807
                                                                                                 --------------------
Multi-Line Insurance (1.32%)
Allianz SE                                                                      34,485                     6,877,224
Grupo Catalana Occidente SA                                                    145,980                     5,745,971
Zurich Financial Services AG                                                    27,628                     7,431,002
                                                                                                 --------------------
                                                                                                          20,054,197
                                                                                                 --------------------
Multimedia (0.69%)
Sanoma-WSOY Oyj (b)                                                            165,784                     4,809,843
Vivendi                                                                        136,472                     5,617,185
                                                                                                 --------------------
                                                                                                          10,427,028
                                                                                                 --------------------
Networking Products (0.34%)
NTT Data Corp                                                                    1,019                     5,209,836
                                                                                                 --------------------

Non-Ferrous Metals (0.28%)
Korea Zinc Co Ltd                                                               47,420                     4,205,597
                                                                                                 --------------------

Office Automation & Equipment (0.94%)
Canon Inc                                                                      272,230                    14,324,333
                                                                                                 --------------------

Oil - Field Services (0.81%)
Fugro NV                                                                       146,244                     6,945,756
Petroleum Geo-Services ASA (a)                                                 226,650                     5,293,736
                                                                                                 --------------------
                                                                                                          12,239,492
                                                                                                 --------------------
Oil Company - Exploration & Production (0.83%)
EnCana (a)                                                                     195,600                     9,382,750

Oil Company - Exploration & Production
Oilexco Inc (a)                                                                467,700                     3,278,828
                                                                                                 --------------------
                                                                                                          12,661,578
                                                                                                 --------------------
Oil Company - Integrated (4.84%)
BG Group PLC                                                                   298,990                     3,926,968
BP PLC                                                                         507,174                     5,326,034
ENI SpA                                                                        440,462                    14,179,748
Husky Energy Inc (b)                                                            82,500                     5,290,852
Imperial Oil Ltd (a)                                                           184,600                     6,511,511
Royal Dutch Shell PLC - A Shares                                               307,328                    10,349,330
Royal Dutch Shell PLC - B Shares                                               305,814                    10,250,279
Total SA                                                                       263,276                    17,774,776
                                                                                                 --------------------
                                                                                                          73,609,498
                                                                                                 --------------------
Oil Refining & Marketing (0.19%)
Caltex Australia Ltd                                                           166,160                     2,806,430
                                                                                                 --------------------

Photo Equipment & Supplies (0.43%)
Olympus Corp                                                                   203,000                     6,493,039
                                                                                                 --------------------

Property & Casualty Insurance (2.02%)
Admiral Group PLC                                                              235,272                     4,717,181
Amlin PLC                                                                      919,993                     5,512,945
FBD Holdings Plc                                                                70,131                     3,619,664
Promina Group Ltd                                                            1,228,758                     6,917,876
QBE Insurance Group Ltd                                                        416,313                     9,957,244
                                                                                                 --------------------
                                                                                                          30,724,910
                                                                                                 --------------------
Publishing - Periodicals (0.32%)
United Business Media PLC                                                      349,139                     4,829,146
                                                                                                 --------------------

Real Estate Magagement & Services (1.86%)
Ardepro Co Ltd (b)                                                              12,637                     4,277,606
IMMOFINANZ AG (a)                                                              494,940                     7,515,218
Mitsubishi Estate Co Ltd                                                       372,000                    10,634,736
Nexity                                                                          69,555                     5,820,047
                                                                                                 --------------------
                                                                                                          28,247,607
                                                                                                 --------------------
Real Estate Operator & Developer (1.48%)
Joint Corp (b)                                                                 129,100                     4,728,389
Sumitomo Realty & Development Co Ltd                                           198,000                     6,874,544
UOL Group Ltd                                                                1,782,000                     5,917,953
Urban Corp                                                                     314,100                     5,023,310
                                                                                                 --------------------
                                                                                                          22,544,196
                                                                                                 --------------------
Recreational Vehicles (0.28%)
Yamaha Motor Co Ltd                                                            135,200                     4,189,990
                                                                                                 --------------------

Recycling (0.24%)
Asahi Pretec Corp                                                              164,250                     3,565,918
                                                                                                 --------------------

REITS - Diversified (0.42%)
British Land Co PLC                                                            205,863                     6,346,007
                                                                                                 --------------------

Retail - Apparel & Shoe (0.64%)
Inditex SA                                                                     170,753                     9,674,334
KappAhl Holding AB                                                               6,941                        82,394
                                                                                                 --------------------
                                                                                                           9,756,728
                                                                                                 --------------------

Retail - Discount (0.08%)
Canadian Tire Corp Ltd (b)                                                      21,350                     1,238,402
                                                                                                 --------------------

Retail - Jewelry (0.43%)
Swatch Group AG                                                                 27,571                     6,545,521
                                                                                                 --------------------

Retail - Major Department Store (0.65%)
Marks & Spencer Group PLC                                                      747,642                     9,929,781
                                                                                                 --------------------

Retail - Pubs (0.44%)
Punch Taverns PLC                                                              296,825                     6,689,030
                                                                                                 --------------------

Retail - Video Rental (0.29%)
Geo Corp (b)                                                                     2,136                     4,371,826
                                                                                                 --------------------

Seismic Data Collection (0.34%)
Compagnie Generale de Geophysique SA (a)(b)                                     25,773                     5,115,970
                                                                                                 --------------------

Semiconductor Equipment (0.52%)
ASML Holding NV (a)                                                            313,170                     7,910,374
                                                                                                 --------------------

Soap & Cleaning Products (0.69%)
Reckitt Benckiser PLC                                                          217,264                    10,453,840
                                                                                                 --------------------

Steel - Producers (2.25%)
Arcelor Mittal (b)                                                             271,039                    12,604,329
IPSCO (a)                                                                       48,300                     4,883,356
Nippon Steel Corp                                                            1,583,000                     9,339,543
Salzgitter AG                                                                   58,257                     7,425,917
                                                                                                 --------------------
                                                                                                          34,253,145
                                                                                                 --------------------
Telecommunication Equipment (0.78%)
Tandberg ASA                                                                   381,000                     6,349,745
Vtech Holdings Ltd                                                             900,000                     5,550,397
                                                                                                 --------------------
                                                                                                          11,900,142
                                                                                                 --------------------
Telecommunication Services (0.63%)
Telenor ASA                                                                    474,000                     9,608,750
                                                                                                 --------------------

Telephone - Integrated (2.08%)
Belgacom SA (b)                                                                115,944                     5,249,781
BT Group PLC                                                                 2,020,679                    12,148,371
Elisa OYJ                                                                      193,952                     5,707,965
Telefonica SA                                                                  392,030                     8,558,491
                                                                                                 --------------------
                                                                                                          31,664,608
                                                                                                 --------------------
Television (0.39%)
Modern Times Group - B Shares                                                   94,800                     5,994,950
                                                                                                 --------------------

Tobacco (0.35%)
KT&G Corp                                                                       88,422                     5,381,392
                                                                                                 --------------------

Tools - Hand Held (0.48%)
Makita Corp                                                                    208,900                     7,218,371
                                                                                                 --------------------

Toys (0.61%)
Nintendo Co Ltd                                                                 31,300                     9,233,344
                                                                                                 --------------------


Transport - Marine (0.49%)
Mitsui OSK Lines Ltd                                                           715,000                     7,441,498
                                                                                                 --------------------

Transport - Rail (0.60%)
Canadian National Railway (a)                                                  200,700                     9,149,860
                                                                                                 --------------------

Wireless Equipment (0.58%)
Nokia OYJ                                                                      235,685                     5,157,577
Telefonaktiebolaget LM Ericsson                                                917,000                     3,628,444
                                                                                                 --------------------
                                                                                                           8,786,021
                                                                                                 --------------------
TOTAL COMMON STOCKS                                                                           $        1,490,987,829
                                                                                                 --------------------
PREFERRED STOCKS (0.48%)
Auto - Car & Light Trucks (0.48%)
Porsche AG (b)                                                                   5,734                     7,237,657
                                                                                                 --------------------
TOTAL PREFERRED STOCKS                                                                        $            7,237,657
                                                                                                 --------------------
                                                                      Principal
                                                                        Amount                          Value
                                                                   -------------------- -------- --------------------
SHORT TERM INVESTMENTS (1.25%)
Commercial Paper (1.25%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007                                                            18,935,294                    18,935,294
                                                                                                 --------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $           18,935,294
                                                                                                 --------------------
MONEY MARKET FUNDS (5.78%)
Money Center Banks (5.78%)
BNY Institutional Cash Reserve Fund (c)                                     87,911,000                    87,911,000
                                                                                                 --------------------
TOTAL MONEY MARKET FUNDS                                                                      $           87,911,000
                                                                                                 --------------------
Total Investments                                                                             $        1,605,071,780
Liabilities in Excess of Other Assets, Net - (5.60)%                                                    (85,137,093)
                                                                                                 --------------------
TOTAL NET ASSETS - 100.00%                                                                    $        1,519,934,687
                                                                                                 ====================
                                                                                                 --------------------

                                                                                                 ====================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $          216,673,791
Unrealized Depreciation                                           (12,087,984)
                                                           --------------------
Net Unrealized Appreciation (Depreciation)                         204,585,807
Cost for federal income tax purposes                             1,400,485,973


Portfolio Summary (unaudited)
---------------------------------------------------------- --------------------
Country                                                                Percent
---------------------------------------------------------- --------------------
Japan                                                                   20.18%
United Kingdom                                                          16.97%
Germany                                                                  7.70%
Switzerland                                                              7.55%
France                                                                   7.35%
United States                                                            7.03%
Australia                                                                5.55%
Canada                                                                   5.31%
Netherlands                                                              4.28%
Italy                                                                    3.53%
Spain                                                                    3.05%
Norway                                                                   2.82%
Belgium                                                                  2.17%
Korea, Republic Of                                                       1.99%
Ireland                                                                  1.98%
Sweden                                                                   1.79%
Hong Kong                                                                1.52%
Finland                                                                  1.40%
Austria                                                                  1.02%
Singapore                                                                0.86%
Denmark                                                                  0.84%
Greece                                                                   0.71%
Liabilities in Excess of Other Assets, Net                            (-5.60%)
                                                           --------------------
TOTAL NET ASSETS                                                       100.00%
                                                           ====================


Schedule of Investments
January 31, 2007 (unaudited)
LargeCap Growth Fund
                                                                               Shares
                                                                                Held                           Value
                                                                       ----------------------- -------- --------------------
COMMON STOCKS (95.03%)
Advertising Sales (1.50%)
Lamar Advertising Co (a)(b)                                                           804,300        $           53,309,004
                                                                                                        --------------------

Agricultural Chemicals (1.26%)
Potash Corp of Saskatchewan                                                           285,600                    44,562,168
                                                                                                        --------------------

Airlines (2.26%)
UAL Corp (a)(b)                                                                     1,854,400                    80,110,080
                                                                                                        --------------------

Apparel Manufacturers (2.12%)
Guess ? Inc (a)                                                                       421,400                    30,387,154
Polo Ralph Lauren Corp                                                                547,000                    44,881,350
                                                                                                        --------------------
                                                                                                                 75,268,504
                                                                                                        --------------------
Applications Software (2.50%)
Microsoft Corp                                                                      2,875,300                    88,731,758
                                                                                                        --------------------

Beverages - Non-Alcoholic (5.21%)
Coca-Cola Co/The                                                                    1,979,103                    94,759,452
PepsiCo Inc                                                                         1,381,200                    90,109,488
                                                                                                        --------------------
                                                                                                                184,868,940
                                                                                                        --------------------
Cable TV (1.22%)
Comcast Corp (a)(b)                                                                   976,100                    43,260,752
                                                                                                        --------------------

Casino Hotels (1.92%)
Las Vegas Sands Corp (a)(b)                                                           653,600                    68,020,152
                                                                                                        --------------------

Casino Services (1.37%)
International Game Technology (a)                                                   1,116,677                    48,530,782
                                                                                                        --------------------

Commercial Services (2.69%)
Alliance Data Systems Corp (a)(b)                                                   1,404,800                    95,428,064
                                                                                                        --------------------

Computer Services (0.64%)
Cognizant Technology Solutions Corp (b)                                               268,399                    22,891,751
                                                                                                        --------------------

Computers (9.43%)
Apple Inc (b)                                                                       1,332,607                   114,244,398
Hewlett-Packard Co                                                                  2,586,300                   111,935,064
International Business Machines Corp                                                  719,500                    71,338,425
Research In Motion Ltd (a)(b)                                                         292,200                    37,337,316
                                                                                                        --------------------
                                                                                                                334,855,203
                                                                                                        --------------------
Computers - Memory Devices (1.06%)
Network Appliance Inc (b)                                                           1,000,100                    37,603,760
                                                                                                        --------------------

Cosmetics & Toiletries (1.87%)
Procter & Gamble Co                                                                 1,025,700                    66,537,159
                                                                                                        --------------------

Diversified Manufacturing Operations (2.26%)
Danaher Corp                                                                          468,200                    34,674,892

Diversified Manufacturing Operations
Textron Inc                                                                           490,200                    45,671,934
                                                                                                        --------------------
                                                                                                                 80,346,826
                                                                                                        --------------------
E-Commerce - Services (1.00%)
eBay Inc (b)                                                                        1,100,000                    35,629,000
                                                                                                        --------------------

Electric Products - Miscellaneous (1.34%)
Emerson Electric Co                                                                 1,057,500                    47,555,775
                                                                                                        --------------------

Electronic Components - Semiconductors (0.12%)
Samsung Electronics (b)                                                                14,307                     4,399,232
                                                                                                        --------------------

Fiduciary Banks (2.14%)
State Street Corp                                                                   1,070,700                    76,073,235
                                                                                                        --------------------

Finance - Investment Banker & Broker (7.17%)
Goldman Sachs Group Inc                                                               592,100                   125,619,936
Morgan Stanley                                                                      1,559,300                   129,094,447
                                                                                                        --------------------
                                                                                                                254,714,383
                                                                                                        --------------------
Food - Confectionery (0.91%)
WM Wrigley Jr Co                                                                      624,200                    32,158,784
                                                                                                        --------------------

Food - Miscellaneous/Diversified (0.92%)
ConAgra Foods Inc                                                                   1,273,400                    32,739,114
                                                                                                        --------------------

Food - Retail (1.00%)
Safeway Inc                                                                           981,400                    35,359,842
                                                                                                        --------------------

Home Decoration Products (1.43%)
Newell Rubbermaid Inc                                                               1,718,800                    50,773,352
                                                                                                        --------------------

Hotels & Motels (1.01%)
Marriott International Inc                                                            745,000                    35,864,300
                                                                                                        --------------------

Instruments - Scientific (1.00%)
Thermo Fisher Scientific Inc (b)                                                      743,000                    35,552,550
                                                                                                        --------------------

Medical - Biomedical/Gene (3.48%)
Celgene Corp (a)(b)                                                                   906,400                    48,655,552
Genentech Inc (a)(b)                                                                  856,200                    74,806,194
                                                                                                        --------------------
                                                                                                                123,461,746
                                                                                                        --------------------
Medical - Drugs (3.18%)
Abbott Laboratories                                                                   668,000                    35,404,000
Schering-Plough Corp                                                                1,423,800                    35,595,000
Shire PLC ADR (a)                                                                     660,004                    41,897,054
                                                                                                        --------------------
                                                                                                                112,896,054
                                                                                                        --------------------
Medical - Wholesale Drug Distribution (1.00%)
Cardinal Health Inc                                                                   497,000                    35,495,740
                                                                                                        --------------------

Medical Instruments (2.19%)
Intuitive Surgical Inc (a)(b)                                                         428,000                    42,119,480
St Jude Medical Inc (b)                                                               837,000                    35,790,120
                                                                                                        --------------------
                                                                                                                 77,909,600
                                                                                                        --------------------
Medical Products (1.97%)
Baxter International Inc                                                            1,407,500                    69,896,450
                                                                                                        --------------------

Multimedia (0.95%)
Gemstar-TV Guide International Inc (b)                                                    672                         2,715
Time Warner Inc                                                                     1,544,200                    33,771,654
                                                                                                        --------------------
                                                                                                                 33,774,369
                                                                                                        --------------------
Networking Products (3.15%)
Cisco Systems Inc (b)                                                               4,201,700                   111,723,203
                                                                                                        --------------------

Oil Company - Exploration & Production (3.46%)
Apache Corp                                                                           757,700                    55,289,369
Devon Energy Corp                                                                     965,700                    67,685,913
                                                                                                        --------------------
                                                                                                                122,975,282
                                                                                                        --------------------
Pharmacy Services (1.90%)
Caremark Rx Inc                                                                     1,101,200                    67,459,512
                                                                                                        --------------------

Retail - Drug Store (2.80%)
CVS Corp                                                                            2,951,900                    99,331,435
                                                                                                        --------------------

Retail - Major Department Store (1.53%)
Saks Inc                                                                            2,899,300                    54,390,868
                                                                                                        --------------------

Retail - Regional Department Store (1.97%)
Kohl's Corp (a)(b)                                                                    988,900                    70,122,899
                                                                                                        --------------------

Retail - Restaurants (2.10%)
McDonald's Corp                                                                     1,681,500                    74,574,525
                                                                                                        --------------------

Steel - Specialty (1.70%)
Allegheny Technologies Inc                                                            582,726                    60,306,314
                                                                                                        --------------------

Therapeutics (2.67%)
Gilead Sciences Inc (b)                                                             1,476,200                    94,949,184
                                                                                                        --------------------

Web Portals (4.10%)
Google Inc (b)                                                                        290,290                   145,522,377
                                                                                                        --------------------

Wireless Equipment (1.53%)
Qualcomm Inc                                                                        1,442,900                    54,339,614
                                                                                                        --------------------
TOTAL COMMON STOCKS                                                                                  $        3,374,273,642
                                                                                                        --------------------
                                                                             Principal
                                                                               Amount                          Value
                                                                       ----------------------- -------- --------------------
SHORT TERM INVESTMENTS (3.53%)
Commercial Paper (3.53%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                              125,211,931                   125,211,931
                                                                                                        --------------------
TOTAL SHORT TERM INVESTMENTS                                                                         $          125,211,931
                                                                                                        --------------------
MONEY MARKET FUNDS (2.91%)
Money Center Banks (2.91%)
BNY Institutional Cash Reserve Fund (c)                                           103,504,000                   103,504,000
                                                                                                        --------------------
TOTAL MONEY MARKET FUNDS                                                                             $          103,504,000
                                                                                                        --------------------
Total Investments                                                                                    $        3,602,989,573
Liabilities in Excess of Other Assets, Net - (1.47)%                                                           (52,185,609)
                                                                                                        --------------------
TOTAL NET ASSETS - 100.00%                                                                           $        3,550,803,964
                                                                                                        ====================
                                                                                                        --------------------

                                                                                                        ====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $          288,978,193
Unrealized Depreciation                                        (27,417,364)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                      261,560,829
Cost for federal income tax purposes                          3,341,428,744


Portfolio Summary (unaudited)
------------------------------------------------------- --------------------
Sector                                                              Percent
------------------------------------------------------- --------------------
Consumer, Non-cyclical                                               28.99%
Consumer, Cyclical                                                   18.50%
Technology                                                           13.76%
Communications                                                       13.45%
Financial                                                            12.23%
Industrial                                                            4.60%
Mortgage Securities                                                   3.53%
Energy                                                                3.46%
Basic Materials                                                       2.95%
Liabilities in Excess of Other Assets, Net                         (-1.47%)
                                                        --------------------
TOTAL NET ASSETS                                                    100.00%
                                                        ====================


Schedule of Investments
January 31, 2007 (unaudited)
LargeCap S&P 500 Index Fund
                                                                          Shares
                                                                           Held                           Value
                                                                  ----------------------- -------- --------------------
COMMON STOCKS (97.61%)
Advertising Agencies (0.18%)
Interpublic Group of Cos Inc (a)(b)                                               33,414        $              439,728
Omnicom Group Inc (a)                                                             12,943                     1,361,604
                                                                                                   --------------------
                                                                                                             1,801,332
                                                                                                   --------------------
Aerospace & Defense (1.48%)
Boeing Co                                                                         59,888                     5,363,569
General Dynamics Corp                                                             30,646                     2,394,985
Lockheed Martin Corp                                                              26,968                     2,621,020
Northrop Grumman Corp                                                             26,160                     1,855,790
Raytheon Co                                                                       33,675                     1,747,733
Rockwell Collins Inc                                                              12,663                       863,743
                                                                                                   --------------------
                                                                                                            14,846,840
                                                                                                   --------------------
Aerospace & Defense Equipment (0.56%)
Goodrich Corp                                                                      9,449                       463,190
United Technologies Corp                                                          76,013                     5,170,404
                                                                                                   --------------------
                                                                                                             5,633,594

                                                                                                   --------------------
Agricultural Chemicals (0.23%)
Monsanto Co                                                                       41,148                     2,266,843
                                                                                                   --------------------

Agricultural Operations (0.16%)
Archer-Daniels-Midland Co                                                         49,778                     1,592,896
                                                                                                   --------------------

Airlines (0.09%)
Southwest Airlines Co                                                             59,971                       905,562
                                                                                                   --------------------

Apparel Manufacturers (0.24%)
Coach Inc (b)                                                                     27,831                     1,276,330
Jones Apparel Group Inc                                                            8,350                       285,236
Liz Claiborne Inc (a)                                                              7,762                       344,633
VF Corp                                                                            6,772                       513,791
                                                                                                   --------------------
                                                                                                             2,419,990
                                                                                                   --------------------
Appliances (0.05%)
Whirlpool Corp (a)                                                                 5,936                       542,729
                                                                                                   --------------------

Applications Software (2.16%)
Citrix Systems Inc (b)                                                            13,677                       433,151
Compuware Corp (b)                                                                26,677                       239,293
Intuit Inc (b)                                                                    26,406                       830,469
Microsoft Corp                                                                   655,182                    20,218,916
                                                                                                   --------------------
                                                                                                            21,721,829
                                                                                                   --------------------
Athletic Footwear (0.14%)
Nike Inc                                                                          14,241                     1,407,153
                                                                                                   --------------------

Audio & Video Products (0.05%)
Harman International Industries Inc                                                4,943                       467,460
                                                                                                   --------------------

Auto - Car & Light Trucks (0.26%)
Ford Motor Co (a)                                                                143,058                     1,163,062
General Motors Corp (a)                                                           42,837                     1,406,767
                                                                                                   --------------------
                                                                                                             2,569,829
                                                                                                   --------------------

Auto - Medium & Heavy Duty Trucks (0.13%)
Paccar Inc                                                                        18,806                     1,257,557
                                                                                                   --------------------

Auto/Truck Parts & Equipment - Original (0.14%)
Johnson Controls Inc                                                              14,828                     1,370,997
                                                                                                   --------------------

Beverages - Non-Alcoholic (1.62%)
Coca-Cola Co/The                                                                 154,435                     7,394,348
Coca-Cola Enterprises Inc (a)                                                     20,991                       430,735
Pepsi Bottling Group Inc (a)                                                      10,367                       327,908
PepsiCo Inc                                                                      124,366                     8,113,638
                                                                                                   --------------------
                                                                                                            16,266,629
                                                                                                   --------------------
Beverages - Wine & Spirits (0.08%)
Brown-Forman Corp                                                                  5,966                       391,310
Constellation Brands Inc (a)(b)                                                   15,911                       393,638
                                                                                                   --------------------
                                                                                                               784,948
                                                                                                   --------------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                                                            58,228                     2,967,881
Molson Coors Brewing Co (a)                                                        3,463                       279,811
                                                                                                   --------------------
                                                                                                             3,247,692
                                                                                                   --------------------
Broadcasting Services & Programming (0.14%)
Clear Channel Communications Inc                                                  37,398                     1,358,295
                                                                                                   --------------------

Building - Residential & Commercial (0.25%)
Centex Corp (a)                                                                    8,989                       482,619
DR Horton Inc (a)                                                                 20,901                       607,383
KB Home                                                                            5,948                       322,501
Lennar Corp                                                                       10,441                       567,782
Pulte Homes Inc (a)                                                               16,003                       549,543
                                                                                                   --------------------
                                                                                                             2,529,828
                                                                                                   --------------------
Building Products - Air & Heating (0.06%)
American Standard Cos Inc                                                         13,138                       648,886
                                                                                                   --------------------

Building Products - Wood (0.10%)
Masco Corp (a)                                                                    29,855                       955,061
                                                                                                   --------------------

Cable TV (0.84%)
Comcast Corp (a)(b)                                                              157,619                     6,985,674
DIRECTV Group Inc/The (a)(b)                                                      58,382                     1,423,937
                                                                                                   --------------------
                                                                                                             8,409,611
                                                                                                   --------------------
Casino Hotels (0.12%)
Harrah's Entertainment Inc                                                        14,089                     1,190,239
                                                                                                   --------------------

Casino Services (0.11%)
International Game Technology                                                     25,706                     1,117,183
                                                                                                   --------------------

Cellular Telecommunications (0.17%)
Alltel Corp                                                                       28,298                     1,734,384
                                                                                                   --------------------

Chemicals - Diversified (0.78%)
Dow Chemical Co/The                                                               72,343                     3,005,128
EI Du Pont de Nemours & Co                                                        69,663                     3,452,498
PPG Industries Inc                                                                12,516                       829,686
Rohm & Haas Co (a)                                                                10,753                       559,801
                                                                                                   --------------------
                                                                                                             7,847,113
                                                                                                   --------------------

Chemicals - Specialty (0.21%)
Ashland Inc                                                                        4,330                       301,151
Eastman Chemical Co                                                                6,232                       364,946
Ecolab Inc                                                                        13,505                       592,869
Hercules Inc (b)                                                                   8,601                       168,666
International Flavors & Fragrances Inc                                             5,910                       286,517
Sigma-Aldrich Corp (a)                                                             9,988                       379,045
                                                                                                   --------------------
                                                                                                             2,093,194
                                                                                                   --------------------
Coal (0.13%)
Consol Energy Inc                                                                 13,831                       476,201
Peabody Energy Corp                                                               19,980                       815,784
                                                                                                   --------------------
                                                                                                             1,291,985
                                                                                                   --------------------
Coatings & Paint (0.06%)
Sherwin-Williams Co/The                                                            8,475                       585,623
                                                                                                   --------------------

Commercial Banks (0.83%)
BB&T Corp                                                                         40,969                     1,731,350
Commerce Bancorp Inc/NJ (a)                                                       14,203                       479,777
Compass Bancshares Inc (a)                                                         9,833                       598,830
First Horizon National Corp (a)                                                    9,427                       411,017
M&T Bank Corp (a)                                                                  5,867                       711,726
Marshall & Ilsley Corp                                                            19,321                       909,246
Regions Financial Corp                                                            55,218                     2,002,205
Synovus Financial Corp                                                            24,613                       785,893
Zions Bancorporation                                                               8,098                       686,872
                                                                                                   --------------------
                                                                                                             8,316,916
                                                                                                   --------------------
Commercial Services (0.03%)
Convergys Corp (b)                                                                10,436                       271,753
                                                                                                   --------------------

Commercial Services - Finance (0.36%)
Equifax Inc (a)                                                                    9,477                       393,580
H&R Block Inc (a)                                                                 24,410                       600,486
Moody's Corp                                                                      17,801                     1,273,839
Western Union Co/The                                                              58,049                     1,296,815
                                                                                                   --------------------
                                                                                                             3,564,720
                                                                                                   --------------------
Computer Aided Design (0.08%)
Autodesk Inc (b)                                                                  17,548                       767,199
                                                                                                   --------------------

Computer Services (0.33%)
Affiliated Computer Services Inc (a)(b)                                            8,980                       439,930
Cognizant Technology Solutions Corp (b)                                           10,739                       915,929
Computer Sciences Corp (b)                                                        13,006                       682,295
Electronic Data Systems Corp (a)                                                  39,173                     1,030,642
Unisys Corp (a)(b)                                                                26,097                       224,956
                                                                                                   --------------------
                                                                                                             3,293,752
                                                                                                   --------------------
Computers (3.16%)
Apple Inc (b)                                                                     64,415                     5,522,298
Dell Inc (b)                                                                     172,044                     4,172,067
Hewlett-Packard Co                                                               207,439                     8,977,960
International Business Machines Corp                                             114,086                    11,311,627
Sun Microsystems Inc (a)(b)                                                      266,559                     1,769,952
                                                                                                   --------------------
                                                                                                            31,753,904
                                                                                                   --------------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                                                      13,496                       639,575
                                                                                                   --------------------

Computers - Memory Devices (0.41%)
EMC Corp/Massachusetts (b)                                                       166,802                     2,333,560
Computers - Memory Devices
Network Appliance Inc (a)(b)                                                      28,313                     1,064,569
SanDisk Corp (a)(b)                                                               17,044                       685,169
                                                                                                   --------------------
                                                                                                             4,083,298
                                                                                                   --------------------
Computers - Peripheral Equipment (0.05%)
Lexmark International Inc (a)(b)                                                   7,417                       467,494
                                                                                                   --------------------

Consumer Products - Miscellaneous (0.41%)
Clorox Co                                                                         11,498                       752,199
Fortune Brands Inc                                                                11,465                       959,850
Kimberly-Clark Corp                                                               34,711                     2,408,943
                                                                                                   --------------------
                                                                                                             4,120,992
                                                                                                   --------------------
Containers - Metal & Glass (0.04%)
Ball Corp (a)                                                                      7,891                       365,511
                                                                                                   --------------------

Containers - Paper & Plastic (0.10%)
Bemis Co                                                                           7,940                       269,246
Pactiv Corp (a)(b)                                                                10,078                       326,930
Sealed Air Corp (a)                                                                6,106                       402,385
                                                                                                   --------------------
                                                                                                               998,561
                                                                                                   --------------------
Cosmetics & Toiletries (1.98%)
Avon Products Inc                                                                 33,669                     1,157,877
Colgate-Palmolive Co                                                              38,953                     2,660,490
Estee Lauder Cos Inc/The (a)                                                       9,645                       458,138
Procter & Gamble Co                                                              239,990                    15,568,151
                                                                                                   --------------------
                                                                                                            19,844,656
                                                                                                   --------------------
Cruise Lines (0.17%)
Carnival Corp                                                                     33,702                     1,737,675
                                                                                                   --------------------

Data Processing & Management (0.56%)
Automatic Data Processing Inc                                                     41,701                     1,989,972
Fidelity National Information Services                                            12,260                       521,295
First Data Corp                                                                   57,999                     1,441,855
Fiserv Inc (b)                                                                    13,116                       689,508
Paychex Inc                                                                       25,643                     1,025,977
                                                                                                   --------------------
                                                                                                             5,668,607
                                                                                                   --------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                                          10,524                       395,808
                                                                                                   --------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                                        7,800                       643,656
                                                                                                   --------------------

Distribution & Wholesale (0.10%)
Genuine Parts Co (a)                                                              12,906                       613,293
WW Grainger Inc (a)                                                                5,539                       430,103
                                                                                                   --------------------
                                                                                                             1,043,396
                                                                                                   --------------------
Diversified Manufacturing Operations (4.87%)
3M Co                                                                             55,770                     4,143,711
Cooper Industries Ltd                                                              6,885                       629,220
Danaher Corp                                                                      17,950                     1,329,377
Dover Corp (a)                                                                    15,463                       766,965
Eaton Corp                                                                        11,285                       884,180
General Electric Co (c)                                                          780,700                    28,144,235
Honeywell International Inc                                                       61,840                     2,825,470
Illinois Tool Works Inc (a)                                                       31,771                     1,620,003
Ingersoll-Rand Co Ltd                                                             23,221                       995,716
ITT Corp                                                                          13,988                       834,384
Diversified Manufacturing Operations
Leggett & Platt Inc (a)                                                           13,556                       328,597
Parker Hannifin Corp                                                               8,931                       739,130
Textron Inc                                                                        9,501                       885,208
Tyco International Ltd                                                           150,629                     4,802,053
                                                                                                   --------------------
                                                                                                            48,928,249
                                                                                                   --------------------
Drug Delivery Systems (0.04%)
Hospira Inc (a)(b)                                                                11,801                       434,041
                                                                                                   --------------------

E-Commerce - Products (0.09%)
Amazon.Com Inc (a)(b)                                                             23,398                       881,403
                                                                                                   --------------------

E-Commerce - Services (0.35%)
eBay Inc (b)                                                                      87,635                     2,838,498
IAC/InterActiveCorp (a)(b)                                                        16,904                       649,113
                                                                                                   --------------------
                                                                                                             3,487,611
                                                                                                   --------------------
Electric - Generation (0.10%)
AES Corp/The (b)                                                                  50,303                     1,045,799
                                                                                                   --------------------

Electric - Integrated (2.85%)
Allegheny Energy Inc (b)                                                          12,516                       582,244
Ameren Corp (a)                                                                   15,622                       829,684
American Electric Power Co Inc                                                    29,959                     1,304,115
Centerpoint Energy Inc (a)                                                        23,693                       408,941
CMS Energy Corp                                                                   16,846                       281,160
Consolidated Edison Inc (a)                                                       19,449                       938,998
Constellation Energy Group Inc                                                    13,633                       989,074
Dominion Resources Inc/VA                                                         26,789                     2,222,416
DTE Energy Co (a)                                                                 13,478                       624,975
Duke Energy Corp                                                                  95,104                     1,872,598
Edison International                                                              24,676                     1,109,927
Entergy Corp                                                                      15,667                     1,454,681
Exelon Corp                                                                       50,816                     3,048,452
FirstEnergy Corp                                                                  24,176                     1,434,362
FPL Group Inc (a)                                                                 30,616                     1,734,396
PG&E Corp                                                                         26,418                     1,233,192
Pinnacle West Capital Corp                                                         7,562                       368,950
PPL Corp                                                                          28,898                     1,028,769
Progress Energy Inc                                                               19,252                       915,240
Public Service Enterprise Group Inc                                               19,101                     1,280,340
Southern Co                                                                       56,253                     2,054,922
TECO Energy Inc (a)                                                               15,844                       268,714
TXU Corp                                                                          34,781                     1,880,957
Xcel Energy Inc (a)                                                               30,816                       718,937
                                                                                                   --------------------
                                                                                                            28,586,044
                                                                                                   --------------------
Electric Products - Miscellaneous (0.30%)
Emerson Electric Co                                                               60,769                     2,732,782
Molex Inc                                                                         10,737                       315,560
                                                                                                   --------------------
                                                                                                             3,048,342
                                                                                                   --------------------
Electronic Components - Miscellaneous (0.07%)
Jabil Circuit Inc                                                                 13,988                       335,572
Sanmina-SCI Corp (b)                                                              40,355                       141,242
Solectron Corp (a)(b)                                                             69,266                       225,115
                                                                                                   --------------------
                                                                                                               701,929
                                                                                                   --------------------
Electronic Components - Semiconductors (1.82%)
Advanced Micro Devices Inc (a)(b)                                                 41,550                       646,103
Altera Corp (b)                                                                   27,405                       549,470

Electronic Components - Semiconductors
Broadcom Corp (b)                                                                 35,517                     1,133,703
Intel Corp                                                                       436,697                     9,153,169
LSI Logic Corp (a)(b)                                                             30,341                       285,205
Micron Technology Inc (a)(b)                                                      57,136                       739,911
National Semiconductor Corp (a)                                                   21,855                       505,506
Nvidia Corp (a)(b)                                                                26,928                       825,343
PMC - Sierra Inc (a)(b)                                                           15,891                       100,113
QLogic Corp (b)                                                                   11,939                       218,484
Texas Instruments Inc                                                            112,384                     3,505,257
Xilinx Inc                                                                        25,465                       618,800
                                                                                                   --------------------
                                                                                                            18,281,064
                                                                                                   --------------------
Electronic Forms (0.17%)
Adobe Systems Inc (b)                                                             44,180                     1,717,277
                                                                                                   --------------------

Electronic Measurement Instruments (0.12%)
Agilent Technologies Inc (b)                                                      30,952                       990,464
Tektronix Inc                                                                      6,247                       176,603
                                                                                                   --------------------
                                                                                                             1,167,067
                                                                                                   --------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                                                    9,462                       779,101
                                                                                                   --------------------

Engineering - Research & Development Services (0.05%)
Fluor Corp (a)                                                                     6,668                       550,777
                                                                                                   --------------------

Engines - Internal Combustion (0.05%)
Cummins Inc                                                                        3,973                       534,607
                                                                                                   --------------------

Enterprise Software & Services (0.67%)
BMC Software Inc (a)(b)                                                           15,533                       534,180
CA Inc (a)                                                                        31,105                       763,628
Novell Inc (a)(b)                                                                 25,676                       186,151
Oracle Corp (b)                                                                  302,985                     5,199,222
                                                                                                   --------------------
                                                                                                             6,683,181
                                                                                                   --------------------
Entertainment Software (0.12%)
Electronic Arts Inc (b)                                                           23,364                     1,168,200
                                                                                                   --------------------

Fiduciary Banks (0.63%)
Bank of New York Co Inc/The                                                       57,878                     2,315,699
Mellon Financial Corp                                                             31,193                     1,333,189
Northern Trust Corp                                                               14,198                       862,528
State Street Corp                                                                 25,150                     1,786,908
                                                                                                   --------------------
                                                                                                             6,298,324
                                                                                                   --------------------
Filtration & Separation Products (0.03%)
Pall Corp                                                                          9,271                       322,260
                                                                                                   --------------------

Finance - Commercial (0.09%)
CIT Group Inc                                                                     15,018                       885,461
                                                                                                   --------------------

Finance - Consumer Loans (0.14%)
SLM Corp                                                                          30,958                     1,422,830
                                                                                                   --------------------

Finance - Credit Card (0.53%)
American Express Co                                                               91,245                     5,312,284
                                                                                                   --------------------

Finance - Investment Banker & Broker (6.04%)
Bear Stearns Cos Inc/The                                                           8,885                     1,464,692
Finance - Investment Banker & Broker
Charles Schwab Corp/The                                                           77,468                     1,465,695
Citigroup Inc                                                                    372,144                    20,516,299
E*Trade Financial Corp (b)                                                        32,336                       788,352
Goldman Sachs Group Inc                                                           32,251                     6,842,372
JPMorgan Chase & Co                                                              262,727                    13,380,686
Lehman Brothers Holdings Inc                                                      40,145                     3,301,525
Merrill Lynch & Co Inc                                                            66,949                     6,263,748
Morgan Stanley                                                                    80,172                     6,637,440
                                                                                                   --------------------
                                                                                                            60,660,809
                                                                                                   --------------------
Finance - Mortgage Loan/Banker (0.96%)
Countrywide Financial Corp (a)                                                    47,038                     2,045,212
Fannie Mae                                                                        73,847                     4,174,571
Freddie Mac                                                                       52,485                     3,407,851
                                                                                                   --------------------
                                                                                                             9,627,634
                                                                                                   --------------------
Finance - Other Services (0.15%)
Chicago Mercantile Exchange Holdings Inc (a)                                       2,637                     1,485,422
                                                                                                   --------------------

Financial Guarantee Insurance (0.18%)
AMBAC Financial Group Inc                                                          8,035                       707,883
MBIA Inc (a)                                                                      10,210                       733,384
MGIC Investment Corp                                                               6,287                       388,034
                                                                                                   --------------------
                                                                                                             1,829,301
                                                                                                   --------------------
Food - Confectionery (0.15%)
Hershey Co/The                                                                    13,169                       672,146
WM Wrigley Jr Co (a)                                                              16,625                       856,520
                                                                                                   --------------------
                                                                                                             1,528,666
                                                                                                   --------------------
Food - Dairy Products (0.04%)
Dean Foods Co (b)                                                                 10,130                       448,253
                                                                                                   --------------------

Food - Meat Products (0.03%)
Tyson Foods Inc (a)                                                               19,083                       338,723
                                                                                                   --------------------

Food - Miscellaneous/Diversified (0.66%)
Campbell Soup Co (a)                                                              16,495                       634,728
ConAgra Foods Inc                                                                 38,591                       992,175
General Mills Inc                                                                 25,983                     1,487,267
HJ Heinz Co (a)                                                                   24,954                     1,175,832
Kellogg Co                                                                        19,006                       936,426
McCormick & Co Inc/MD                                                              9,953                       388,565
Sara Lee Corp                                                                     56,562                       970,038
                                                                                                   --------------------
                                                                                                             6,585,031
                                                                                                   --------------------
Food - Retail (0.31%)
Kroger Co/The                                                                     54,335                     1,390,976
Safeway Inc                                                                       33,574                     1,209,671
Whole Foods Market Inc (a)                                                        10,825                       467,532
                                                                                                   --------------------
                                                                                                             3,068,179
                                                                                                   --------------------
Food - Wholesale & Distribution (0.22%)
Supervalu Inc (a)                                                                 15,592                       592,184
Sysco Corp (a)                                                                    46,815                     1,617,458
                                                                                                   --------------------
                                                                                                             2,209,642
                                                                                                   --------------------
Forestry (0.19%)
Plum Creek Timber Co Inc (a)                                                      13,408                       539,672
Weyerhaeuser Co                                                                   17,914                     1,343,550
                                                                                                   --------------------
                                                                                                             1,883,222
                                                                                                   --------------------

Gas - Distribution (0.24%)
KeySpan Corp                                                                      13,275                       541,620
Nicor Inc (a)                                                                      3,386                       154,063
NiSource Inc                                                                      20,676                       492,089
Peoples Energy Corp (a)                                                            2,914                       126,905
Sempra Energy                                                                     19,856                     1,139,337
                                                                                                   --------------------
                                                                                                             2,454,014
                                                                                                   --------------------
Gold Mining (0.15%)
Newmont Mining Corp (a)                                                           34,098                     1,537,820
                                                                                                   --------------------

Health Care Cost Containment (0.12%)
McKesson Corp                                                                     22,416                     1,249,692
                                                                                                   --------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                                             20,994                       620,163
                                                                                                   --------------------

Hotels & Motels (0.37%)
Hilton Hotels Corp (a)                                                            29,281                     1,036,255
Marriott International Inc                                                        25,454                     1,225,356
Starwood Hotels & Resorts Worldwide Inc                                           16,056                     1,004,784
Wyndham Worldwide Corp (a)(b)                                                     15,006                       468,187
                                                                                                   --------------------
                                                                                                             3,734,582
                                                                                                   --------------------
Human Resources (0.10%)
Monster Worldwide Inc (b)                                                          9,722                       480,364
Robert Half International Inc                                                     12,692                       516,564
                                                                                                   --------------------
                                                                                                               996,928
                                                                                                   --------------------
Independent Power Producer (0.02%)
Dynegy Inc (b)                                                                    28,969                       204,231
                                                                                                   --------------------

Industrial Automation & Robots (0.08%)
Rockwell Automation Inc (a)                                                       12,888                       788,875
                                                                                                   --------------------

Industrial Gases (0.28%)
Air Products & Chemicals Inc                                                      16,688                     1,245,926
Praxair Inc                                                                       24,455                     1,542,132
                                                                                                   --------------------
                                                                                                             2,788,058
                                                                                                   --------------------
Instruments - Scientific (0.26%)
Applera Corp - Applied Biosystems Group                                           13,875                       482,295
PerkinElmer Inc                                                                    9,313                       222,301
Thermo Fisher Scientific Inc (b)                                                  30,907                     1,478,900
Waters Corp (b)                                                                    7,686                       435,720
                                                                                                   --------------------
                                                                                                             2,619,216
                                                                                                   --------------------
Insurance Brokers (0.21%)
AON Corp                                                                          23,454                       841,060
Marsh & McLennan Cos Inc                                                          41,740                     1,231,330
                                                                                                   --------------------
                                                                                                             2,072,390
                                                                                                   --------------------
Internet Security (0.17%)
Symantec Corp (a)(b)                                                              71,042                     1,258,154
VeriSign Inc (a)(b)                                                               18,566                       443,727
                                                                                                   --------------------
                                                                                                             1,701,881
                                                                                                   --------------------
Investment Management & Advisory Services (0.51%)
Ameriprise Financial Inc                                                          18,325                     1,080,442
Federated Investors Inc                                                            6,841                       241,556
Franklin Resources Inc                                                            12,625                     1,503,764
Janus Capital Group Inc (a)                                                       15,010                       307,405
Legg Mason Inc                                                                     9,953                     1,043,572

Investment Management & Advisory Services
T Rowe Price Group Inc (a)                                                        19,967                       958,216
                                                                                                   --------------------
                                                                                                             5,134,955
                                                                                                   --------------------
Leisure & Recreation Products (0.02%)
Brunswick Corp (a)                                                                 6,953                       237,167
                                                                                                   --------------------

Life & Health Insurance (0.85%)
Aflac Inc                                                                         37,452                     1,783,090
Cigna Corp                                                                         7,768                     1,028,483
Lincoln National Corp                                                             21,746                     1,460,026
Prudential Financial Inc (a)                                                      36,126                     3,219,910
Torchmark Corp (a)                                                                 7,428                       482,746
UnumProvident Corp                                                                25,943                       570,746
                                                                                                   --------------------
                                                                                                             8,545,001
                                                                                                   --------------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                                       10,336                       425,326
                                                                                                   --------------------

Machinery - Construction & Mining (0.36%)
Caterpillar Inc                                                                   49,269                     3,156,665
Terex Corp (a)(b)                                                                  7,689                       437,427
                                                                                                   --------------------
                                                                                                             3,594,092
                                                                                                   --------------------
Machinery - Farm (0.17%)
Deere & Co                                                                        17,510                     1,755,903
                                                                                                   --------------------

Medical - Biomedical/Gene (1.11%)
Amgen Inc (b)                                                                     88,348                     6,217,049
Biogen Idec Inc (a)(b)                                                            25,533                     1,234,265
Celgene Corp (a)(b)                                                               28,207                     1,514,152
Genzyme Corp (b)                                                                  19,908                     1,308,553
Medimmune Inc (a)(b)                                                              18,117                       627,935
Millipore Corp (a)(b)                                                              4,045                       277,001
                                                                                                   --------------------
                                                                                                            11,178,955
                                                                                                   --------------------
Medical - Drugs (4.69%)
Abbott Laboratories                                                              116,245                     6,160,985
Allergan Inc                                                                      11,645                     1,359,088
Bristol-Myers Squibb Co (a)                                                      148,953                     4,288,357
Eli Lilly & Co                                                                    74,561                     4,035,241
Forest Laboratories Inc (b)                                                       23,988                     1,345,967
King Pharmaceuticals Inc (a)(b)                                                   18,413                       328,856
Merck & Co Inc                                                                   164,424                     7,357,974
Pfizer Inc                                                                       546,094                    14,329,507
Schering-Plough Corp                                                             112,285                     2,807,125
Wyeth                                                                            101,994                     5,039,523
                                                                                                   --------------------
                                                                                                            47,052,623
                                                                                                   --------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                                                       8,057                       431,211
Mylan Laboratories Inc (a)                                                        16,049                       355,325
Watson Pharmaceuticals Inc (b)                                                     7,761                       211,254
                                                                                                   --------------------
                                                                                                               997,790
                                                                                                   --------------------
Medical - HMO (1.20%)
Aetna Inc                                                                         39,534                     1,666,754
Coventry Health Care Inc (b)                                                      12,069                       622,157
Humana Inc (b)                                                                    12,590                       698,745
UnitedHealth Group Inc                                                           102,017                     5,331,408
WellPoint Inc (b)                                                                 46,958                     3,680,568
                                                                                                   --------------------
                                                                                                            11,999,632
                                                                                                   --------------------

Medical - Hospitals (0.06%)
Health Management Associates Inc                                                  18,219                       354,359
Tenet Healthcare Corp (a)(b)                                                      35,696                       252,014
                                                                                                   --------------------
                                                                                                               606,373
                                                                                                   --------------------
Medical - Nursing Homes (0.03%)
Manor Care Inc                                                                     5,601                       298,197
                                                                                                   --------------------

Medical - Wholesale Drug Distribution (0.29%)
AmerisourceBergen Corp                                                            14,548                       762,024
Cardinal Health Inc                                                               30,674                     2,190,737
                                                                                                   --------------------
                                                                                                             2,952,761
                                                                                                   --------------------
Medical Information Systems (0.04%)
IMS Health Inc (a)                                                                15,029                       433,737
                                                                                                   --------------------

Medical Instruments (0.74%)
Boston Scientific Corp (b)                                                        89,306                     1,647,696
Medtronic Inc                                                                     87,183                     4,659,931
St Jude Medical Inc (b)                                                           26,771                     1,144,728
                                                                                                   --------------------
                                                                                                             7,452,355
                                                                                                   --------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)                                         9,497                       697,459
Quest Diagnostics Inc (a)                                                         12,114                       635,743
                                                                                                   --------------------
                                                                                                             1,333,202
                                                                                                   --------------------
Medical Products (2.22%)
Baxter International Inc                                                          49,566                     2,461,448
Becton Dickinson & Co                                                             18,679                     1,437,162
Biomet Inc                                                                        18,549                       785,736
Johnson & Johnson                                                                219,587                    14,668,412
Stryker Corp                                                                      22,511                     1,394,331
Zimmer Holdings Inc (a)(b)                                                        18,074                     1,522,192
                                                                                                   --------------------
                                                                                                            22,269,281
                                                                                                   --------------------
Metal - Aluminum (0.21%)
Alcoa Inc                                                                         65,671                     2,121,173
                                                                                                   --------------------

Metal - Copper (0.19%)
Phelps Dodge Corp                                                                 15,449                     1,909,496
                                                                                                   --------------------

Metal - Diversified (0.09%)
Freeport-McMoRan Copper & Gold Inc (a)                                            14,915                       857,762
                                                                                                   --------------------

Motorcycle/Motor Scooter (0.13%)
Harley-Davidson Inc                                                               19,626                     1,339,867
                                                                                                   --------------------

Multi-Line Insurance (2.77%)
ACE Ltd                                                                           24,656                     1,424,624
Allstate Corp/The                                                                 47,331                     2,847,433
American International Group Inc                                                 196,894                    13,477,394
Cincinnati Financial Corp (a)                                                     13,121                       587,033
Genworth Financial Inc                                                            33,567                     1,171,488
Hartford Financial Services Group Inc                                             24,004                     2,278,220
Loews Corp                                                                        34,608                     1,504,064
Metlife Inc                                                                       57,578                     3,576,745
XL Capital Ltd (a)                                                                13,676                       943,644
                                                                                                   --------------------
                                                                                                            27,810,645
                                                                                                   --------------------
Multimedia (2.06%)
EW Scripps Co                                                                      6,311                       308,166

Multimedia
McGraw-Hill Cos Inc/The                                                           26,826                     1,799,488
Meredith Corp (a)                                                                  2,934                       172,989
News Corp                                                                        177,277                     4,121,690
Time Warner Inc (a)                                                              302,367                     6,612,766
Viacom Inc (b)                                                                    52,960                     2,153,883
Walt Disney Co/The                                                               156,658                     5,509,662
                                                                                                   --------------------
                                                                                                            20,678,644
                                                                                                   --------------------
Networking Products (1.30%)
Cisco Systems Inc (b)                                                            459,927                    12,229,459
Juniper Networks Inc (a)(b)                                                       42,848                       776,406
                                                                                                   --------------------
                                                                                                            13,005,865
                                                                                                   --------------------
Non-Hazardous Waste Disposal (0.18%)
Allied Waste Industries Inc (a)(b)                                                19,231                       245,964
Waste Management Inc                                                              40,520                     1,538,950
                                                                                                   --------------------
                                                                                                             1,784,914
                                                                                                   --------------------
Office Automation & Equipment (0.21%)
Pitney Bowes Inc (a)                                                              16,804                       804,408
Xerox Corp (b)                                                                    73,107                     1,257,440
                                                                                                   --------------------
                                                                                                             2,061,848
                                                                                                   --------------------
Office Supplies & Forms (0.05%)
Avery Dennison Corp                                                                7,150                       488,774
                                                                                                   --------------------

Oil - Field Services (1.18%)
Baker Hughes Inc                                                                  24,292                     1,676,877
BJ Services Co                                                                    22,202                       614,107
Halliburton Co (a)                                                                76,154                     2,249,589
Schlumberger Ltd                                                                  89,234                     5,665,467
Smith International Inc (a)                                                       15,101                       599,208
Weatherford International Ltd (a)(b)                                              25,728                     1,038,896
                                                                                                   --------------------
                                                                                                            11,844,144
                                                                                                   --------------------
Oil & Gas Drilling (0.40%)
ENSCO International Inc (a)                                                       11,460                       582,970
Nabors Industries Ltd (a)(b)                                                      22,672                       686,508
Noble Corp (a)                                                                    10,268                       769,587
Rowan Cos Inc                                                                      8,364                       275,092
Transocean Inc (b)                                                                22,145                     1,713,359
                                                                                                   --------------------
                                                                                                             4,027,516
                                                                                                   --------------------
Oil Company - Exploration & Production (1.00%)
Anadarko Petroleum Corp                                                           34,820                     1,523,375
Apache Corp                                                                       24,949                     1,820,528
Chesapeake Energy Corp (a)                                                        31,499                       932,685
Devon Energy Corp                                                                 33,476                     2,346,333
EOG Resources Inc                                                                 18,440                     1,274,757
Murphy Oil Corp (a)                                                               14,167                       704,242
XTO Energy Inc (a)                                                                27,714                     1,398,726
                                                                                                   --------------------
                                                                                                            10,000,646
                                                                                                   --------------------
Oil Company - Integrated (5.94%)
Chevron Corp                                                                     165,104                    12,032,780
ConocoPhillips                                                                   124,645                     8,277,674
Exxon Mobil Corp                                                                 441,733                    32,732,415
Hess Corp                                                                         20,504                     1,107,011
Marathon Oil Corp                                                                 26,623                     2,405,122
Occidental Petroleum Corp                                                         65,250                     3,024,990
                                                                                                   --------------------
                                                                                                            59,579,992
                                                                                                   --------------------

Oil Field Machinery & Equipment (0.08%)
National Oilwell Varco Inc (b)                                                    13,292                       806,027
                                                                                                   --------------------

Oil Refining & Marketing (0.31%)
Sunoco Inc                                                                         9,324                       588,624
Valero Energy Corp                                                                45,792                     2,485,590
                                                                                                   --------------------
                                                                                                             3,074,214
                                                                                                   --------------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                                                              4,072                       226,729
                                                                                                   --------------------

Paper & Related Products (0.20%)
International Paper Co                                                            34,458                     1,161,235
MeadWestvaco Corp                                                                 13,722                       413,581
Temple-Inland Inc                                                                  8,103                       404,664
                                                                                                   --------------------
                                                                                                             1,979,480
                                                                                                   --------------------
Pharmacy Services (0.40%)
Caremark Rx Inc                                                                   32,298                     1,978,575
Express Scripts Inc (b)                                                           10,258                       713,136
Medco Health Solutions Inc (a)(b)                                                 22,223                     1,315,824
                                                                                                   --------------------
                                                                                                             4,007,535
                                                                                                   --------------------
Photo Equipment & Supplies (0.06%)
Eastman Kodak Co (a)                                                              21,759                       562,688
                                                                                                   --------------------

Pipelines (0.47%)
El Paso Corp (a)                                                                  53,424                       829,141
Kinder Morgan Inc                                                                  8,123                       861,038
Questar Corp                                                                       6,503                       528,044
Spectra Energy Corp                                                               47,552                     1,242,058
Williams Cos Inc                                                                  45,165                     1,219,003
                                                                                                   --------------------
                                                                                                             4,679,284
                                                                                                   --------------------
Power Converter & Supply Equipment (0.04%)
American Power Conversion Corp                                                    12,803                       393,564
                                                                                                   --------------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                                            16,420                       609,182
                                                                                                   --------------------

Property & Casualty Insurance (0.61%)
Chubb Corp                                                                        31,177                     1,622,451
Progressive Corp/The                                                              57,688                     1,337,785
Safeco Corp (a)                                                                    7,972                       510,288
St Paul Travelers Cos Inc/The                                                     52,260                     2,657,421
                                                                                                   --------------------
                                                                                                             6,127,945
                                                                                                   --------------------
Publicly Traded Investment Fund (0.26%)
iShares S&P 500 Index Fund/US (a)                                                 17,950                     2,586,236
                                                                                                   --------------------

Publishing - Newspapers (0.19%)
Dow Jones & Co Inc                                                                 4,928                       185,835
Gannett Co Inc (a)                                                                17,746                     1,031,753
New York Times Co (a)                                                             10,890                       251,450
Tribune Co (a)                                                                    14,439                       440,967
                                                                                                   --------------------
                                                                                                             1,910,005
                                                                                                   --------------------
Quarrying (0.07%)
Vulcan Materials Co (a)                                                            7,151                       728,258
                                                                                                   --------------------

Real Estate Magagement & Services (0.10%)
CB Richard Ellis Group Inc (b)                                                    13,995                       526,352

Real Estate Magagement & Services
Realogy Corp (b)                                                                  16,236                       485,456
                                                                                                   --------------------
                                                                                                             1,011,808
                                                                                                   --------------------
Regional Banks (5.19%)
Bank of America Corp                                                             340,109                    17,882,931
Capital One Financial Corp                                                        30,899                     2,484,280
Comerica Inc                                                                      12,031                       713,438
Fifth Third Bancorp (a)                                                           42,266                     1,686,413
Huntington Bancshares Inc/OH (a)                                                  17,997                       418,970
Keycorp                                                                           30,414                     1,160,902
National City Corp                                                                47,833                     1,810,479
PNC Financial Services Group Inc                                                  22,252                     1,641,530
SunTrust Banks Inc                                                                26,821                     2,228,825
US Bancorp                                                                       133,134                     4,739,571
Wachovia Corp                                                                    144,357                     8,156,171
Wells Fargo & Co                                                                 255,684                     9,184,169
                                                                                                   --------------------
                                                                                                            52,107,679
                                                                                                   --------------------
REITS - Apartments (0.36%)
Apartment Investment & Management Co (a)                                           7,308                       457,700
Archstone-Smith Trust                                                             16,539                     1,045,430
AvalonBay Communities Inc (a)                                                      5,945                       882,000
Equity Residential (a)                                                            22,125                     1,245,195
                                                                                                   --------------------
                                                                                                             3,630,325
                                                                                                   --------------------
REITS - Diversified (0.12%)
Vornado Realty Trust                                                               9,780                     1,196,583
                                                                                                   --------------------

REITS - Office Property (0.26%)
Boston Properties Inc (a)                                                          8,848                     1,115,644
Equity Office Properties Trust (a)                                                26,620                     1,478,741
                                                                                                   --------------------
                                                                                                             2,594,385
                                                                                                   --------------------
REITS - Regional Malls (0.19%)
Simon Property Group Inc (a)                                                      16,760                     1,917,176
                                                                                                   --------------------

REITS - Shopping Centers (0.08%)
Kimco Realty Corp                                                                 17,118                       849,053
                                                                                                   --------------------

REITS - Storage (0.10%)
Public Storage Inc                                                                 9,280                     1,009,293
                                                                                                   --------------------

REITS - Warehouse & Industrial (0.12%)
Prologis                                                                          18,741                     1,218,165
                                                                                                   --------------------

Retail - Apparel & Shoe (0.24%)
Gap Inc/The                                                                       39,906                       764,998
Ltd Brands Inc                                                                    25,904                       723,758
Nordstrom Inc (a)                                                                 17,326                       965,231
                                                                                                   --------------------
                                                                                                             2,453,987
                                                                                                   --------------------
Retail - Auto Parts (0.05%)
Autozone Inc (a)(b)                                                                3,834                       481,665
                                                                                                   --------------------

Retail - Automobile (0.03%)
Autonation Inc (a)(b)                                                             11,329                       254,336
                                                                                                   --------------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (a)(b)                                                      21,409                       903,246
                                                                                                   --------------------


Retail - Building Products (1.01%)
Home Depot Inc                                                                   154,569                     6,297,141
Lowe's Cos Inc                                                                   115,331                     3,887,808
                                                                                                   --------------------
                                                                                                            10,184,949

                                                                                                   --------------------
Retail - Consumer Electronics (0.20%)
Best Buy Co Inc                                                                   30,553                     1,539,871
Circuit City Stores Inc (a)                                                       10,746                       219,326
RadioShack Corp (a)                                                               10,287                       227,343
                                                                                                   --------------------
                                                                                                             1,986,540
                                                                                                   --------------------
Retail - Discount (1.68%)
Big Lots Inc (a)(b)                                                                8,293                       215,037
Costco Wholesale Corp                                                             34,708                     1,949,895
Dollar General Corp                                                               23,632                       400,326
Family Dollar Stores Inc                                                          11,484                       372,082
Target Corp                                                                       65,049                     3,991,407
TJX Cos Inc                                                                       34,468                     1,019,219
Wal-Mart Stores Inc                                                              186,246                     8,882,072
                                                                                                   --------------------
                                                                                                            16,830,038
                                                                                                   --------------------
Retail - Drug Store (0.55%)
CVS Corp (a)                                                                      62,374                     2,098,885
Walgreen Co                                                                       75,997                     3,442,664
                                                                                                   --------------------
                                                                                                             5,541,549
                                                                                                   --------------------
Retail - Jewelry (0.04%)
Tiffany & Co (a)                                                                  10,251                       402,454
                                                                                                   --------------------

Retail - Major Department Store (0.25%)
JC Penney Co Inc                                                                  17,039                     1,384,248
Sears Holdings Corp (a)(b)                                                         6,294                     1,111,835
                                                                                                   --------------------
                                                                                                             2,496,083
                                                                                                   --------------------
Retail - Office Supplies (0.25%)
Office Depot Inc (a)(b)                                                           21,086                       788,405
OfficeMax Inc                                                                      5,641                       272,404
Staples Inc                                                                       54,730                     1,407,656
                                                                                                   --------------------
                                                                                                             2,468,465
                                                                                                   --------------------
Retail - Regional Department Store (0.36%)
Dillard's Inc (a)                                                                  4,611                       158,342
Federated Department Stores Inc (a)                                               39,774                     1,650,223
Kohl's Corp (b)                                                                   24,767                     1,756,228
                                                                                                   --------------------
                                                                                                             3,564,793
                                                                                                   --------------------
Retail - Restaurants (0.80%)
Darden Restaurants Inc                                                            11,120                       435,237
McDonald's Corp                                                                   93,667                     4,154,132
Starbucks Corp (a)(b)                                                             57,262                     2,000,734
Wendy's International Inc                                                          7,240                       245,870
Yum! Brands Inc                                                                   20,076                     1,204,761
                                                                                                   --------------------
                                                                                                             8,040,734
                                                                                                   --------------------
Rubber - Tires (0.03%)
Goodyear Tire & Rubber Co/The (a)(b)                                              13,441                       331,858
                                                                                                   --------------------

Savings & Loans - Thrifts (0.38%)
Sovereign Bancorp Inc                                                             27,221                       670,998
Washington Mutual Inc                                                             71,588                     3,192,109
                                                                                                   --------------------
                                                                                                             3,863,107
                                                                                                   --------------------
Schools (0.05%)
Apollo Group Inc (a)(b)                                                           10,599                       459,997
                                                                                                   --------------------

Semiconductor Component - Integrated Circuits (0.23%)
Analog Devices Inc                                                                25,902                       848,291
Linear Technology Corp                                                            22,642                       700,770
Maxim Integrated Products Inc                                                     24,288                       748,070
                                                                                                   --------------------
                                                                                                             2,297,131
                                                                                                   --------------------
Semiconductor Equipment (0.31%)
Applied Materials Inc                                                            105,192                     1,865,054
Kla-Tencor Corp (a)                                                               15,078                       742,290
Novellus Systems Inc (a)(b)                                                        9,361                       288,600
Teradyne Inc (a)(b)                                                               14,373                       214,158
Verigy Ltd (b)                                                                        25                           458
                                                                                                   --------------------
                                                                                                             3,110,560

                                                                                                   --------------------
Steel - Producers (0.22%)
Nucor Corp                                                                        22,881                     1,476,740
United States Steel Corp                                                           8,973                       749,156
                                                                                                   --------------------
                                                                                                             2,225,896
                                                                                                   --------------------
Steel - Specialty (0.08%)
Allegheny Technologies Inc                                                         7,628                       789,422
                                                                                                   --------------------

Telecommunication Equipment (0.12%)
ADC Telecommunications Inc (a)(b)                                                  8,879                       143,307
Avaya Inc (a)(b)                                                                  34,392                       441,249
Comverse Technology Inc (a)(b)                                                    15,299                       296,036
Tellabs Inc (b)                                                                   33,459                       336,932
                                                                                                   --------------------
                                                                                                             1,217,524
                                                                                                   --------------------
Telecommunication Equipment - Fiber Optics (0.29%)
Ciena Corp (a)(b)                                                                  6,395                       179,635
Corning Inc (b)                                                                  118,475                     2,469,019
JDS Uniphase Corp (a)(b)                                                          15,987                       284,249
                                                                                                   --------------------
                                                                                                             2,932,903
                                                                                                   --------------------
Telecommunication Services (0.06%)
Embarq Corp                                                                       11,322                       628,484
                                                                                                   --------------------

Telephone - Integrated (3.24%)
AT&T Inc                                                                         474,095                    17,840,195
CenturyTel Inc                                                                     8,694                       389,839
Citizens Communications Co (a)                                                    24,379                       357,396
Qwest Communications International Inc (a)(b)                                    121,790                       992,589
Sprint Nextel Corp                                                               219,250                     3,909,227
Verizon Communications Inc                                                       221,114                     8,517,311
Windstream Corp                                                                   36,110                       537,317
                                                                                                   --------------------
                                                                                                            32,543,874
                                                                                                   --------------------
Television (0.25%)
CBS Corp (a)                                                                      59,190                     1,844,953
Univision Communications Inc (a)(b)                                               19,106                       682,275
                                                                                                   --------------------
                                                                                                             2,527,228
                                                                                                   --------------------
Therapeutics (0.22%)
Gilead Sciences Inc (b)                                                           34,826                     2,240,008
                                                                                                   --------------------

Tobacco (1.54%)
Altria Group Inc                                                                 158,735                    13,871,852
Reynolds American Inc (a)                                                         12,985                       837,532
UST Inc (a)                                                                       12,186                       699,964
                                                                                                   --------------------
                                                                                                            15,409,348
                                                                                                   --------------------
Tools - Hand Held (0.10%)
Black & Decker Corp (a)                                                            5,152                       449,667

Tools - Hand Held
Snap-On Inc                                                                        4,421                       213,136
Stanley Works/The (a)                                                              6,158                       352,607
                                                                                                   --------------------
                                                                                                             1,015,410
                                                                                                   --------------------
Toys (0.10%)
Hasbro Inc                                                                        12,029                       341,624
Mattel Inc                                                                        28,887                       703,687
                                                                                                   --------------------
                                                                                                             1,045,311
                                                                                                   --------------------
Transport - Rail (0.69%)
Burlington Northern Santa Fe Corp                                                 27,205                     2,186,194
CSX Corp                                                                          32,959                     1,212,562
Norfolk Southern Corp                                                             30,059                     1,492,429
Union Pacific Corp                                                                20,428                     2,063,228
                                                                                                   --------------------
                                                                                                             6,954,413
                                                                                                   --------------------
Transport - Services (0.87%)
FedEx Corp                                                                        23,223                     2,563,819
Ryder System Inc (a)                                                               4,599                       250,829
United Parcel Service Inc                                                         81,306                     5,876,798
                                                                                                   --------------------
                                                                                                             8,691,446
                                                                                                   --------------------
Travel Services (0.03%)
Sabre Holdings Corp                                                               10,026                       323,940
                                                                                                   --------------------

Web Portals (1.07%)
Google Inc (b)                                                                    16,231                     8,136,600
Yahoo! Inc (a)(b)                                                                 92,716                     2,624,790
                                                                                                   --------------------
                                                                                                            10,761,390
                                                                                                   --------------------
Wireless Equipment (0.83%)
Motorola Inc                                                                     183,090                     3,634,336
Qualcomm Inc                                                                     125,159                     4,713,488
                                                                                                   --------------------
                                                                                                             8,347,824
                                                                                                   --------------------
TOTAL COMMON STOCKS                                                                             $          979,841,501
                                                                                                   --------------------
                                                                        Principal
                                                                          Amount                          Value
                                                                  ----------------------- -------- --------------------
SHORT TERM INVESTMENTS (2.34%)
Commercial Paper (2.34%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                          23,530,255                    23,530,255
                                                                                                   --------------------
TOTAL SHORT TERM INVESTMENTS                                                                    $           23,530,255
                                                                                                   --------------------
MONEY MARKET FUNDS (10.84%)
Money Center Banks (10.84%)
BNY Institutional Cash Reserve Fund (d)                                      108,859,000                   108,859,000
                                                                                                   --------------------
TOTAL MONEY MARKET FUNDS                                                                        $          108,859,000
                                                                                                   --------------------
Total Investments                                                                               $        1,112,230,756
Liabilities in Excess of Other Assets, Net - (10.79)%                                                    (108,363,256)
                                                                                                   --------------------
TOTAL NET ASSETS - 100.00%                                                                      $        1,003,867,500
                                                                                                   ====================
                                                                                                   --------------------

                                                                                                   ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,407,500 or 0.54% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $          232,615,268
Unrealized Depreciation                                   (33,330,422)
                                                   --------------------
Net Unrealized Appreciation (Depreciation)                 199,284,846
Cost for federal income tax purposes                       912,945,910


                          SCHEDULE OF FUTURES CONTRACTS
                                                          Current   Unrealized
                                Number of  Original       Market   Appreciation/
Type                            Contracts   Value          Value   Depreciation)
---------------------------------------------------------------- ------
Buy:
S&P 500; March 2007                65      $23,281,411  $23,448,750    $167,339

Portfolio Summary (unaudited)
----------------------------------------------------------- --------------------
Sector                                                                  Percent
----------------------------------------------------------- --------------------
Financial                                                                32.25%
Consumer, Non-cyclical                                                   19.64%
Communications                                                           11.35%
Industrial                                                               10.72%
Technology                                                               10.38%
Energy                                                                    9.49%
Consumer, Cyclical                                                        8.19%
Utilities                                                                 3.22%
Basic Materials                                                           2.95%
Mortgage Securities                                                       2.34%
Funds                                                                     0.26%
Liabilities in Excess of Other Assets, Net                             (-10.79%)
                                                                 ---------------
TOTAL NET ASSETS                                                        100.00%
                                                                 ===============

Other Assets Summary (unaudited)
------------------------------------------ ------------- --------------------
Asset Type                                                           Percent
------------------------------------------ ------------- --------------------
Futures                                                                2.34%


Schedule of Investments
January 31, 2007 (unaudited)
LargeCap Value Fund
                                                                Shares
                                                                 Held                           Value
                                                                   ----------------------- -------- --------------------
COMMON STOCKS (99.56%)
Advertising Agencies (0.31%)
Omnicom Group Inc (a)                                                             22,960        $            2,415,392
                                                                                                    --------------------

Aerospace & Defense (1.10%)
General Dynamics Corp                                                              72,540                     5,669,001
Lockheed Martin Corp                                                               28,860                     2,804,903
                                                                                                    --------------------
                                                                                                   8,473,904
                                                                                                    --------------------
Aerospace & Defense Equipment (0.39%)
United Technologies Corp                                                           43,790                     2,978,596
                                                                                                    --------------------

Auto - Car & Light Trucks (0.46%)
General Motors Corp (a)                                                           107,280                     3,523,075
                                                                                                    --------------------

Beverages - Non-Alcoholic (0.64%)
Coca-Cola Co/The                                                                  102,920                     4,927,810
                                                                                                    --------------------

Brewery (0.65%)
Anheuser-Busch Cos Inc                                                             97,790                     4,984,356
                                                                                                    --------------------

Cable TV (1.29%)
Comcast Corp (a)(b)                                                               158,930                     7,043,778
DIRECTV Group Inc/The (a)(b)                                                      120,260                     2,933,141
                                                                                                    --------------------
                                                                                                   9,976,919
                                                                                                    --------------------
Chemicals - Diversified (0.45%)
Celanese Corp                                                                     103,060                     2,705,325
Dow Chemical Co/The                                                                18,840                       782,614
                                                                                                    --------------------
                                                                                                   3,487,939
                                                                                                    --------------------
Chemicals - Specialty (0.38%)
Albemarle Corp                                                                     37,741                     2,943,043
                                                                                                    --------------------

Coatings & Paint (0.26%)
Sherwin-Williams Co/The                                                            28,900                     1,996,990
                                                                                                    --------------------

Commercial Banks (1.32%)
Marshall & Ilsley Corp (a)                                                         90,540                     4,260,812
Regions Financial Corp (a)                                                        162,760                     5,901,678
                                                                                                    --------------------
                                                                                                  10,162,490
                                                                                                    --------------------
Commercial Services (0.38%)
Convergys Corp (b)                                                                113,200                     2,947,728
                                                                                                    --------------------

Computers (1.58%)
Hewlett-Packard Co                                                                184,190                     7,971,743
International Business Machines Corp                                               42,920                     4,255,518
                                                                                                    --------------------
                                                                                                  12,227,261
                                                                                                    --------------------
Computers - Integrated Systems (0.30%)
NCR Corp (b)                                                                       49,370                     2,339,644
                                                                                                    --------------------

Computers - Peripheral Equipment (0.20%)
Lexmark International Inc (a)(b)                                                   24,549                     1,547,323
                                                                                                    --------------------

Containers - Paper & Plastic (0.56%)
Bemis Co (a)                                                                       65,890                     2,234,330
Sonoco Products Co                                                                 53,460                     2,058,210
                                                                                                    --------------------
                                                                                                   4,292,540
                                                                                                    --------------------
Cosmetics & Toiletries (2.33%)
Colgate-Palmolive Co                                                               41,990                     2,867,917
Procter & Gamble Co                                                               233,140                    15,123,792
                                                                                                    --------------------
                                                                                                  17,991,709
                                                                                                    --------------------
Diversified Manufacturing Operations (3.40%)
General Electric Co                                                               654,256                    23,585,929
Parker Hannifin Corp                                                               32,310                     2,673,975
                                                                                                    --------------------
                                                                                                  26,259,904
                                                                                                    --------------------
Electric - Integrated (4.62%)
Centerpoint Energy Inc (a)                                                        219,890                     3,795,301
Entergy Corp                                                                       30,380                     2,820,783
FirstEnergy Corp                                                                   82,680                     4,905,404
FPL Group Inc (a)                                                                 100,680                     5,703,522
Great Plains Energy Inc (a)                                                        79,250                     2,482,903
Northeast Utilities (a)                                                           137,650                     3,806,022
OGE Energy Corp (a)                                                                73,940                     2,862,957
PG&E Corp (a)                                                                     100,560                     4,694,141
Xcel Energy Inc (a)                                                               197,190                     4,600,443
                                                                                                    --------------------
                                                                                                  35,671,476
                                                                                                    --------------------
Electric Products - Miscellaneous (0.43%)
Emerson Electric Co                                                                74,623                     3,355,796
                                                                                                    --------------------

Electronic Design Automation (0.22%)
Cadence Design Systems Inc (a)(b)                                                  88,560                     1,673,784
                                                                                                    --------------------

Enterprise Software & Services (0.19%)
BEA Systems Inc (b)                                                               121,390                     1,496,739
                                                                                                    --------------------

Finance - Investment Banker & Broker (10.92%)
Bear Stearns Cos Inc/The                                                           24,930                     4,109,711
Citigroup Inc                                                                     481,634                    26,552,483
Goldman Sachs Group Inc                                                            22,070                     4,682,371
JPMorgan Chase & Co                                                               409,628                    20,862,354
Lehman Brothers Holdings Inc                                                       84,522                     6,951,089
Merrill Lynch & Co Inc                                                            102,890                     9,626,388
Morgan Stanley                                                                    140,060                    11,595,567
                                                                                                    --------------------
                                                                                                  84,379,963
                                                                                                    --------------------
Finance - Mortgage Loan/Banker (0.69%)
Fannie Mae                                                                         55,260                     3,123,848
IndyMac Bancorp Inc                                                                57,250                     2,226,452
                                                                                                    --------------------
                                                                                                   5,350,300
                                                                                                    --------------------
Financial Guarantee Insurance (0.98%)
AMBAC Financial Group Inc                                                          23,360                     2,058,016
PMI Group Inc/The (a)                                                              62,940                     3,009,791
Radian Group Inc (a)                                                               41,170                     2,479,257
                                                                                                    --------------------
                                                                                                   7,547,064
                                                                                                    --------------------
Food - Miscellaneous/Diversified (1.15%)
Campbell Soup Co (a)                                                               52,480                     2,019,430
General Mills Inc                                                                  79,510                     4,551,153
HJ Heinz Co                                                                        49,798                     2,346,482
                                                                                                    --------------------
                                                                                                   8,917,065

                                                                                                    --------------------

Food - Retail (0.44%)
Kroger Co/The                                                                     133,510                     3,417,856
                                                                                                    --------------------

Gas - Distribution (1.22%)
Nicor Inc (a)                                                                      45,740                     2,081,170
Sempra Energy                                                                      83,900                     4,814,182
UGI Corp                                                                           93,680                     2,567,769
                                                                                                    --------------------
                                                                                                   9,463,121
                                                                                                    --------------------
Health Care Cost Containment (0.26%)
McKesson Corp                                                                      36,320                     2,024,840
                                                                                                    --------------------

Human Resources (0.23%)
Manpower Inc                                                                       24,830                     1,810,852
                                                                                                    --------------------

Independent Power Producer (0.33%)
Mirant Corp (b)                                                                    75,220                     2,571,020
                                                                                                    --------------------

Industrial Gases (0.61%)
Air Products & Chemicals Inc                                                       42,620                     3,182,009
Airgas Inc                                                                         36,580                     1,522,460
                                                                                                    --------------------
                                                                                                   4,704,469
                                                                                                    --------------------
Instruments - Scientific (0.77%)
Applera Corp - Applied Biosystems Group                                            67,410                     2,343,172
Thermo Fisher Scientific Inc (a)(b)                                                75,630                     3,618,895
                                                                                                    --------------------
                                                                                                   5,962,067
                                                                                                    --------------------
Life & Health Insurance (1.05%)
Cigna Corp                                                                         24,100                     3,190,840
Lincoln National Corp                                                              73,660                     4,945,532
                                                                                                    --------------------
                                                                                                   8,136,372
                                                                                                    --------------------
Machinery - Construction & Mining (0.36%)
Terex Corp (a)(b)                                                                  49,530                     2,817,762
                                                                                                    --------------------

Medical - Drugs (4.86%)
Merck & Co Inc                                                                    235,480                    10,537,730
Pfizer Inc (c)                                                                    863,890                    22,668,474
Wyeth                                                                              87,260                     4,311,516
                                                                                                    --------------------
                                                                                                  37,517,720
                                                                                                    --------------------
Medical - Wholesale Drug Distribution (0.38%)
AmerisourceBergen Corp                                                             56,574                     2,963,346
                                                                                                    --------------------

Metal - Diversified (0.38%)
Freeport-McMoRan Copper & Gold Inc (a)                                             51,540                     2,964,065
                                                                                                    --------------------

Multi-Line Insurance (5.01%)
Allstate Corp/The                                                                 114,410                     6,882,906
American Financial Group Inc/OH (a)                                                58,065                     2,050,856
American International Group Inc                                                  165,400                    11,321,630
Assurant Inc (a)                                                                   56,760                     3,154,721
Genworth Financial Inc (a)                                                         88,090                     3,074,341
Hartford Financial Services Group Inc                                              59,950                     5,689,854
Metlife Inc                                                                       104,770                     6,508,312
                                                                                                    --------------------
                                                                                                  38,682,620
                                                                                                    --------------------
Multimedia (2.81%)
McGraw-Hill Cos Inc/The                                                            34,700                     2,327,676
News Corp                                                                         221,970                     5,160,802
Time Warner Inc (a)                                                               245,950                     5,378,927

Multimedia
Walt Disney Co/The                                                                250,430                     8,807,623
                                                                                                    --------------------
                                                                                                  21,675,028
                                                                                                    --------------------
Non-Hazardous Waste Disposal (0.54%)
Republic Services Inc                                                              37,670                     1,629,228
Waste Management Inc                                                               67,450                     2,561,751
                                                                                                    --------------------
                                                                                                   4,190,979
                                                                                                    --------------------
Oil - Field Services (0.53%)
SEACOR Holdings Inc (a)(b)                                                         18,640                     1,886,927
Tidewater Inc (a)                                                                  43,111                     2,223,234
                                                                                                    --------------------
                                                                                                   4,110,161
                                                                                                    --------------------
Oil Company - Integrated (12.30%)
Chevron Corp                                                                      265,643                    19,360,062
ConocoPhillips                                                                    213,319                    14,166,515
Exxon Mobil Corp (c)                                                              646,400                    47,898,240
Marathon Oil Corp                                                                  75,770                     6,845,062
Occidental Petroleum Corp                                                         145,424                     6,741,856
                                                                                                    --------------------
                                                                                                  95,011,735
                                                                                                    --------------------
Oil Field Machinery & Equipment (0.44%)
Cameron International Corp (a)(b)                                                  28,530                     1,497,825
National Oilwell Varco Inc (a)(b)                                                  31,325                     1,899,548
                                                                                                    --------------------
                                                                                                   3,397,373
                                                                                                    --------------------
Oil Refining & Marketing (0.44%)
Frontier Oil Corp                                                                  55,460                     1,575,618
Tesoro Corp                                                                        21,643                     1,783,167
                                                                                                    --------------------
                                                                                                   3,358,785
                                                                                                    --------------------
Pharmacy Services (0.44%)
Medco Health Solutions Inc (a)(b)                                                  57,120                     3,382,075
                                                                                                    --------------------

Property & Casualty Insurance (2.17%)
Chubb Corp                                                                         96,760                     5,035,390
Philadelphia Consolidated Holding Co (a)(b)                                        41,170                     1,855,120
Safeco Corp (a)                                                                    36,780                     2,354,288
St Paul Travelers Cos Inc/The                                                     114,050                     5,799,442
WR Berkley Corp (a)                                                                51,662                     1,709,496
                                                                                                    --------------------
                                                                                                  16,753,736
                                                                                                    --------------------
Regional Banks (10.52%)
Bank of America Corp                                                              521,596                    27,425,518
Comerica Inc                                                                       74,620                     4,424,966
Keycorp                                                                           133,700                     5,103,329
National City Corp                                                                113,050                     4,278,942
PNC Financial Services Group Inc                                                   68,210                     5,031,852
US Bancorp                                                                        279,290                     9,942,724
Wachovia Corp                                                                     206,657                    11,676,120
Wells Fargo & Co                                                                  372,240                    13,370,861
                                                                                                    --------------------
                                                                                                  81,254,312
                                                                                                    --------------------
REITS - Apartments (1.12%)
AvalonBay Communities Inc                                                          26,730                     3,965,663
Camden Property Trust (a)                                                          31,440                     2,464,896
Essex Property Trust Inc (a)                                                       15,410                     2,224,279
                                                                                                    --------------------
                                                                                                   8,654,838
                                                                                                    --------------------
REITS - Diversified (0.30%)
Duke Realty Corp (a)                                                               52,550                     2,318,506
                                                                                                    --------------------


REITS - Healthcare (0.38%)
Ventas Inc                                                                         63,830                     2,952,138
                                                                                                    --------------------

REITS - Hotels (0.28%)
Hospitality Properties Trust                                                       44,960                     2,194,048
                                                                                                    --------------------

REITS - Office Property (0.60%)
Boston Properties Inc (a)                                                          36,947                     4,658,647
                                                                                                    --------------------

REITS - Regional Malls (0.54%)
Simon Property Group Inc (a)                                                       36,250                     4,146,638
                                                                                                    --------------------

REITS - Shopping Centers (0.28%)
Federal Realty Invs Trust (a)                                                      23,120                     2,159,870
                                                                                                    --------------------

REITS - Warehouse & Industrial (0.38%)
AMB Property Corp                                                                  48,370                     2,943,315
                                                                                                    --------------------

Retail - Apparel & Shoe (0.38%)
Nordstrom Inc (a)                                                                  53,260                     2,967,115
                                                                                                    --------------------

Retail - Discount (0.23%)
Dollar Tree Stores Inc (b)                                                         56,540                     1,778,748
                                                                                                    --------------------

Retail - Major Department Store (0.31%)
JC Penney Co Inc                                                                   29,070                     2,361,647
                                                                                                    --------------------

Retail - Office Supplies (0.24%)
OfficeMax Inc (a)                                                                  38,530                     1,860,614
                                                                                                    --------------------

Retail - Restaurants (1.20%)
McDonald's Corp                                                                   209,803                     9,304,763
                                                                                                    --------------------

Savings & Loans - Thrifts (0.23%)
Washington Mutual Inc                                                              40,050                     1,785,830
                                                                                                    --------------------

Semiconductor Component - Integrated Circuits (0.35%)
Atmel Corp (b)                                                                    453,566                     2,712,325
                                                                                                    --------------------

Steel - Producers (1.41%)
Carpenter Technology Corp                                                          19,600                     2,295,160
Nucor Corp                                                                         86,000                     5,550,440
Steel Dynamics Inc (a)                                                             78,247                     3,068,065
                                                                                                    --------------------
                                                                                                  10,913,665

                                                                                                    --------------------
Telecommunication Equipment (0.20%)
Harris Corp (a)                                                                    31,000                     1,575,420
                                                                                                    --------------------

Telecommunication Services (0.43%)
Embarq Corp (a)                                                                    59,880                     3,323,939
                                                                                                    --------------------

Telephone - Integrated (5.93%)
AT&T Inc                                                                          731,747                    27,535,640
CenturyTel Inc (a)                                                                 73,670                     3,303,363
Qwest Communications International Inc (a)(b)                                     505,007                     4,115,807
Sprint Nextel Corp                                                                 39,154                       698,116

Telephone - Integrated
Verizon Communications Inc                                                        262,943                    10,128,564
                                                                                                    --------------------
                                                                                                  45,781,490
                                                                                                    --------------------
Tobacco (2.58%)
Altria Group Inc                                                                  150,203                    13,126,240
Loews Corp - Carolina Group                                                        47,970                     3,287,864
Reynolds American Inc (a)                                                          54,410                     3,509,445
                                                                                                    --------------------
                                                                                                  19,923,549
                                                                                                    --------------------
Tools - Hand Held (0.38%)
Snap-On Inc                                                                        60,210                     2,902,724
                                                                                                    --------------------

Toys (0.52%)
Mattel Inc                                                                        165,830                     4,039,619
                                                                                                    --------------------
TOTAL COMMON STOCKS                                                                              $          769,298,552
                                                                                                    --------------------
                                                              Principal
                                                                Amount                          Value
                                                                   ----------------------- -------- --------------------
SHORT TERM INVESTMENTS (0.39%)
Commercial Paper (0.39%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                            2,987,772                     2,987,772
                                                                                                    --------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $            2,987,772
                                                                                                    --------------------
MONEY MARKET FUNDS (10.82%)
Money Center Banks (10.82%)
BNY Institutional Cash Reserve Fund (d)                                        83,614,000                    83,614,000
                                                                                                    --------------------
TOTAL MONEY MARKET FUNDS                                                                         $           83,614,000
                                                                                                    --------------------
Total Investments                                                                                $          855,900,324
Liabilities in Excess of Other Assets, Net - (10.77)%                                                      (83,191,249)
                                                                                                    --------------------
TOTAL NET ASSETS - 100.00%                                                                       $          772,709,075
                                                                                                    ====================
                                                                                                    --------------------

                                                                                                    ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,759,452 or 0.23% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $          136,781,816
Unrealized Depreciation                                     (2,696,788)
                                                    --------------------
Net Unrealized Appreciation (Depreciation)                  134,085,028
Cost for federal income tax purposes                        721,815,296


                          SCHEDULE OF FUTURES CONTRACTS
                                                     Current        Unrealized
                           Number of    Original     Market        Appreciation/
Type                       Contracts      Value       Value       (Depreciation)
--------------------------------------------------------------------
Buy:
Russell 1000; March 2007       7       $2,715,775   $2,755,200    $39,425

Portfolio Summary (unaudited)
-------------------------------------------------------------
Sector                                               Percent
-------------------------------------------------------------
Financial                                             47.59%
Consumer, Non-cyclical                                14.34%
Energy                                                13.70%
Communications                                        10.97%
Industrial                                             7.92%
Utilities                                              6.17%
Basic Materials                                        3.50%
Consumer, Cyclical                                     3.34%
Technology                                             2.85%
Mortgage Securities                                    0.39%
Liabilities in Excess of Other Assets, Net         (-10.77%)
                                           ------------------
TOTAL NET ASSETS                                     100.00%
                                           ==================

Other Assets Summary (unaudited)
---------------------------------------------------------
Asset Type                                       Percent
---------------------------------------------------------
Futures                                            0.36%


Schedule of Investments
January 31, 2007 (unaudited)
MidCap Blend Fund
                                                                                       Shares
                                                                                        Held                           Value
                                                                         ----------------------- -------- --------------------
COMMON STOCKS (99.93%)
Aerospace & Defense Equipment (0.90%)
Alliant Techsystems Inc (a)(b)                                                          95,054        $            7,699,374
                                                                                                          --------------------

Applications Software (1.17%)
Intuit Inc (a)(b)                                                                       319,190                    10,038,525
                                                                                                          --------------------

Broadcasting Services & Programming (4.20%)
Discovery Holding Co (a)(b)                                                             660,717                    10,948,081
Liberty Global Inc - A Shares (a)(b)                                                    143,649                     4,318,089
Liberty Global Inc - B Shares (a)(b)                                                    288,345                     8,139,979
Liberty Media Holding Corp - Capital (b)                                                122,158                    12,496,763
                                                                                                          --------------------
                                                                                                        35,902,912
                                                                                                          --------------------
Building Products - Cement & Aggregate (0.51%)
Martin Marietta Materials Inc (a)                                                        37,543                     4,333,213
                                                                                                          --------------------

Cable TV (1.57%)
EchoStar Communications Corp (b)                                                        332,173                    13,399,859
                                                                                                          --------------------

Casino Hotels (2.04%)
Harrah's Entertainment Inc (a)                                                          206,336                    17,431,265
                                                                                                          --------------------

Casino Services (1.02%)
International Game Technology (a)                                                       201,182                     8,743,370
                                                                                                          --------------------

Commercial Banks (2.62%)
Commerce Bancorp Inc/NJ (a)                                                             164,294                     5,549,851
M&T Bank Corp (a)                                                                        52,917                     6,419,361
TCF Financial Corp                                                                      409,314                    10,388,390
                                                                                                          --------------------
                                                                                                        22,357,602
                                                                                                          --------------------
Commercial Services (3.26%)
ChoicePoint Inc (b)                                                                     168,958                     6,503,194
Iron Mountain Inc (a)(b)                                                                165,162                     4,621,233
ServiceMaster Co/The (a)                                                                465,887                     6,079,825
Weight Watchers International Inc (a)                                                   197,347                    10,662,658
                                                                                                          --------------------
                                                                                                        27,866,910
                                                                                                          --------------------
Commercial Services - Finance (0.98%)
Western Union Co/The                                                                    374,449                     8,365,191
                                                                                                          --------------------

Data Processing & Management (5.39%)
Automatic Data Processing Inc                                                           159,070                     7,590,820
Fidelity National Information Services                                                  295,521                    12,565,553
First Data Corp                                                                         260,188                     6,468,274
Paychex Inc                                                                             374,104                    14,967,901
SEI Investments Co (a)                                                                   71,813                     4,476,104
                                                                                                          --------------------
                                                                                                        46,068,652
                                                                                                          --------------------
Dental Supplies & Equipment (1.25%)
Dentsply International Inc                                                              346,924                    10,699,136
                                                                                                          --------------------


Distribution & Wholesale (0.82%)
Fastenal Co (a)                                                                         187,747                     6,999,208
                                                                                                          --------------------

Diversified Manufacturing Operations (1.97%)
Dover Corp                                                                              162,088                     8,039,565
Tyco International Ltd                                                                  275,633                     8,787,180
                                                                                                          --------------------
                                                                                                        16,826,745
                                                                                                          --------------------
Diversified Operations (1.03%)
Onex Corp (b)                                                                           373,017                     8,806,931
                                                                                                          --------------------

E-Commerce - Services (0.57%)
Liberty Media Corp - Interactive (b)                                                    201,152                     4,902,074
                                                                                                          --------------------

Electric - Integrated (1.36%)
Ameren Corp (a)                                                                         134,379                     7,136,869
SCANA Corp (a)                                                                          109,692                     4,466,658
                                                                                                          --------------------
                                                                                                        11,603,527
                                                                                                          --------------------
Electronic Components - Miscellaneous (1.48%)
Gentex Corp (a)                                                                         724,971                    12,679,743
                                                                                                          --------------------

Electronic Components - Semiconductors (0.79%)
Microchip Technology Inc (a)                                                            193,269                     6,718,030
                                                                                                          --------------------

Energy - Alternate Sources (1.78%)
Covanta Holding Corp (a)(b)                                                             643,219                    15,218,562
                                                                                                          --------------------

Financial Guarantee Insurance (1.44%)
AMBAC Financial Group Inc                                                               139,546                    12,294,003
                                                                                                          --------------------

Food - Wholesale & Distribution (1.69%)
Sysco Corp (a)                                                                          417,756                    14,433,470
                                                                                                          --------------------

Gold Mining (1.62%)
Newmont Mining Corp (a)                                                                 307,672                    13,876,007
                                                                                                          --------------------

Human Resources (0.63%)
Robert Half International Inc (a)                                                       131,476                     5,351,073
                                                                                                          --------------------

Independent Power Producer (0.00%)
Dynegy Inc (b)                                                                            2,969                        20,931
                                                                                                          --------------------

Insurance Brokers (2.07%)
AON Corp                                                                                210,898                     7,562,802
Marsh & McLennan Cos Inc                                                                343,131                    10,122,365
                                                                                                          --------------------
                                                                                                        17,685,167
                                                                                                          --------------------
Investment Management & Advisory Services (2.24%)
Eaton Vance Corp                                                                        123,245                     4,227,303
Legg Mason Inc                                                                           68,209                     7,151,714
Nuveen Investments Inc (a)                                                              156,570                     7,750,215
                                                                                                          --------------------
                                                                                                        19,129,232
                                                                                                          --------------------
Life & Health Insurance (1.78%)
Aflac Inc                                                                               319,054                    15,190,161
                                                                                                          --------------------

Linen Supply & Related Items (3.34%)
Cintas Corp                                                                             694,684                    28,586,247
                                                                                                          --------------------

Machinery - Print Trade (1.72%)
Zebra Technologies Corp (a)(b)                                                          423,346                    14,677,406
                                                                                                          --------------------

Medical - Biomedical/Gene (0.70%)
Medimmune Inc (a)(b)                                                                    172,272                     5,970,948
                                                                                                          --------------------

Medical - Drugs (1.43%)
Valeant Pharmaceuticals International (a)                                               691,965                    12,199,343
                                                                                                          --------------------

Medical - HMO (1.84%)
Coventry Health Care Inc (b)                                                            305,892                    15,768,733
                                                                                                          --------------------

Medical - Outpatient & Home Medical Care (1.47%)
Lincare Holdings Inc (a)(b)                                                             319,299                    12,564,416
                                                                                                          --------------------

Medical Instruments (1.51%)
St Jude Medical Inc (b)                                                                 301,902                    12,909,330
                                                                                                          --------------------

Medical Laboratory & Testing Service (2.11%)
Laboratory Corp of America Holdings (a)(b)                                              245,960                    18,063,302
                                                                                                          --------------------

Multi-Line Insurance (2.01%)
Loews Corp                                                                              395,799                    17,201,425
                                                                                                          --------------------

Office Automation & Equipment (0.74%)
Pitney Bowes Inc (a)                                                                    131,729                     6,305,867
                                                                                                          --------------------

Oil - Field Services (2.93%)
BJ Services Co                                                                          446,760                    12,357,382
Weatherford International Ltd (a)(b)                                                    313,525                    12,660,139
                                                                                                          --------------------
                                                                                                        25,017,521
                                                                                                          --------------------
Oil Company - Exploration & Production (3.44%)
Cimarex Energy Co                                                                       264,044                     9,896,369
Encore Acquisition Co (a)(b)                                                            325,415                     8,444,519
Rosetta Resources Inc (a)(b)                                                            231,337                     4,351,449
XTO Energy Inc                                                                          132,512                     6,687,881
                                                                                                          --------------------
                                                                                                        29,380,218
                                                                                                          --------------------
Pipelines (3.88%)
Equitable Resources Inc                                                                 296,133                    12,807,752
Questar Corp (a)                                                                        141,794                    11,513,673
Williams Cos Inc                                                                        326,819                     8,820,845
                                                                                                          --------------------
                                                                                                        33,142,270
                                                                                                          --------------------
Property & Casualty Insurance (3.27%)
Fidelity National Financial Inc (a)                                                      79,915                     1,897,182
Markel Corp (a)(b)                                                                       30,747                    14,915,370
Mercury General Corp                                                                    212,696                    11,094,223
                                                                                                          --------------------
                                                                                                        27,906,775
                                                                                                          --------------------
Publishing - Newspapers (1.66%)
Washington Post Co/The                                                                   18,598                    14,184,695
                                                                                                          --------------------

Quarrying (1.07%)
Vulcan Materials Co (a)                                                                  90,223                     9,188,310
                                                                                                          --------------------

Real Estate Operator & Developer (4.40%)
Brookfield Asset Management Inc                                                         462,058                    22,626,980

Real Estate Operator & Developer
Forest City Enterprises Inc (a)                                                         248,231                    15,005,564
                                                                                                          --------------------
                                                                                                        37,632,544
                                                                                                          --------------------
Reinsurance (1.44%)
Everest Re Group Ltd                                                                    131,077                    12,268,807
                                                                                                          --------------------

Retail - Auto Parts (3.11%)
Autozone Inc (a)(b)                                                                      70,024                     8,797,115
O'Reilly Automotive Inc (a)(b)                                                          508,914                    17,766,188
                                                                                                          --------------------
                                                                                                        26,563,303
                                                                                                          --------------------
Retail - Automobile (1.57%)
Carmax Inc (a)(b)                                                                       233,187                    13,391,929
                                                                                                          --------------------

Retail - Discount (1.34%)
TJX Cos Inc                                                                             386,309                    11,423,157
                                                                                                          --------------------

Retail - Jewelry (0.91%)
Tiffany & Co (a)                                                                        197,199                     7,742,033
                                                                                                          --------------------

Retail - Restaurants (1.62%)
Yum! Brands Inc                                                                         230,383                    13,825,284
                                                                                                          --------------------

Schools (0.37%)
Strayer Education Inc (a)                                                                27,892                     3,173,273
                                                                                                          --------------------

Telephone - Integrated (1.82%)
Citizens Communications Co (a)                                                          340,309                     4,988,930
Telephone & Data Systems Inc - Special Shares                                           208,148                    10,605,141
                                                                                                          --------------------
                                                                                                        15,594,071
                                                                                                          --------------------
Textile - Home Furnishings (1.11%)
Mohawk Industries Inc (a)(b)                                                            114,939                     9,473,272
                                                                                                          --------------------

Transport - Truck (0.64%)
Heartland Express Inc (a)                                                               325,314                     5,507,566
                                                                                                          --------------------

Wireless Equipment (2.30%)
American Tower Corp (b)                                                                 494,351                    19,690,000
                                                                                                          --------------------
TOTAL COMMON STOCKS                                                                                    $          853,992,918
                                                                                                          --------------------
                                                                                     Principal
                                                                                       Amount                          Value
                                                                         ----------------------- -------- --------------------
SHORT TERM INVESTMENTS (0.16%)
Commercial Paper (0.16%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                                  1,348,565                     1,348,565
                                                                                                          --------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $            1,348,565
                                                                                                          --------------------
MONEY MARKET FUNDS (25.92%)
Money Center Banks (25.92%)
BNY Institutional Cash Reserve Fund (c)                                             221,503,000                   221,503,000
                                                                                                          --------------------
TOTAL MONEY MARKET FUNDS                                                                               $          221,503,000
                                                                                                          --------------------
Total Investments                                                                                      $        1,076,844,483
Liabilities in Excess of Other Assets, Net - (26.01)%                                                           (222,276,137)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $          854,568,346
                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $          178,525,043
Unrealized Depreciation                                   (16,281,781)
                                                   --------------------
Net Unrealized Appreciation (Depreciation)                 162,243,262
Cost for federal income tax purposes                       914,601,221


Portfolio Summary (unaudited)
-------------------------------------------------- --------------------
Sector                                                         Percent
-------------------------------------------------- --------------------
Financial                                                       47.18%
Consumer, Non-cyclical                                          17.24%
Consumer, Cyclical                                              16.87%
Communications                                                  12.13%
Energy                                                          12.03%
Technology                                                       8.09%
Industrial                                                       7.22%
Basic Materials                                                  2.70%
Utilities                                                        1.36%
Diversified                                                      1.03%
Mortgage Securities                                              0.16%
Liabilities in Excess of Other Assets, Net                   (-26.01%)
                                                   --------------------
TOTAL NET ASSETS                                               100.00%
                                                   ====================


Schedule of Investments
January 31, 2007 (unaudited)
MidCap Growth Fund
                                                                   Shares
                                                                    Held                           Value

                                                              ---------------- -------- --------------------
COMMON STOCKS (97.87%)
Advertising Agencies (0.97%)
Interpublic Group of Cos Inc (a)(b)                                        22,800        $              300,048
                                                                                             --------------------

Advertising Sales (2.81%)
Focus Media Holding Ltd ADR (b)                                              2,300                       190,118
Lamar Advertising Co (a)(b)                                                 10,180                       674,730
                                                                                             --------------------
                                                                                              864,848
                                                                                             --------------------
Airlines (1.92%)
JetBlue Airways Corp (a)(b)                                                 43,200                       590,976
                                                                                             --------------------

Apparel Manufacturers (2.79%)
Coach Inc (b)                                                                8,800                       403,568
Phillips-Van Heusen                                                          8,300                       457,745
                                                                                             --------------------
                                                                                              861,313
                                                                                             --------------------
Batteries & Battery Systems (2.68%)
Energizer Holdings Inc (a)(b)                                                9,700                       826,731
                                                                                             --------------------

Building - Heavy Construction (1.10%)
Chicago Bridge & Iron Co NV                                                 11,450                       340,294
                                                                                             --------------------

Cellular Telecommunications (2.80%)
NII Holdings Inc (a)(b)                                                     11,685                       862,353
                                                                                             --------------------

Chemicals - Specialty (3.29%)
Albemarle Corp                                                               9,100                       709,618
International Flavors & Fragrances Inc                                       6,300                       305,424
                                                                                             --------------------
                                                                                            1,015,042
                                                                                             --------------------
Commercial Services (1.06%)
Alliance Data Systems Corp (b)                                               4,800                       326,064
                                                                                             --------------------

Computer Services (5.14%)
Cognizant Technology Solutions Corp (b)                                      7,545                       643,513
DST Systems Inc (a)(b)                                                       2,200                       155,056
Factset Research Systems Inc                                                13,523                       785,416
                                                                                             --------------------
                                                                                            1,583,985
                                                                                             --------------------
Computers - Memory Devices (2.18%)
Network Appliance Inc (b)                                                   17,900                       673,040
                                                                                             --------------------

Containers - Metal & Glass (1.30%)
Owens-Illinois Inc (b)                                                      18,000                       400,680
                                                                                             --------------------

Data Processing & Management (1.98%)
Fiserv Inc (b)                                                              11,600                       609,812
                                                                                             --------------------

Diversified Manufacturing Operations (3.10%)
Roper Industries Inc                                                        13,663                       709,383
SPX Corp                                                                     3,500                       245,665
                                                                                             --------------------
                                                                                              955,048
                                                                                             --------------------

Electronic Components - Semiconductors (1.21%)
ON Semiconductor Corp (a)(b)                                                44,700                       373,692
                                                                                             --------------------

Electronic Measurement Instruments (2.31%)
Trimble Navigation Ltd (b)                                                  12,560                       710,645
                                                                                             --------------------

E-Marketing & Information (2.05%)
Digital River Inc (a)(b)                                                    12,320                       630,538
                                                                                             --------------------

Engineering - Research & Development Services (1.75%)
McDermott International, Inc. (b)                                           10,415                       537,831
                                                                                             --------------------

Entertainment Software (1.29%)
Activision Inc (b)                                                          23,270                       396,288
                                                                                             --------------------

Finance - Investment Banker & Broker (1.99%)
Lazard Ltd (a)                                                              12,090                       613,688
                                                                                             --------------------

Food - Retail (1.37%)
Safeway Inc                                                                 11,700                       421,551
                                                                                             --------------------

Hazardous Waste Disposal (1.02%)
Stericycle Inc (b)                                                           4,100                       315,700
                                                                                             --------------------

Hotels & Motels (2.38%)
Hilton Hotels Corp                                                          20,710                       732,927
                                                                                             --------------------

Human Resources (0.95%)
Manpower Inc                                                                 4,015                       292,814
                                                                                             --------------------

Instruments - Controls (1.02%)
Mettler Toledo International Inc (b)                                         3,800                       314,640
                                                                                             --------------------

Instruments - Scientific (4.00%)
Applera Corp - Applied Biosystems Group                                     17,000                       590,920
Thermo Fisher Scientific Inc (b)                                            13,400                       641,190
                                                                                             --------------------
                                                                                            1,232,110
                                                                                             --------------------
Internet Infrastructure Software (3.22%)
Akamai Technologies Inc (a)(b)                                               7,995                       449,159
F5 Networks Inc (b)                                                          7,600                       542,944
                                                                                             --------------------
                                                                                              992,103
                                                                                             --------------------
Investment Management & Advisory Services (3.54%)
Amvescap PLC ADR                                                            23,200                       565,384
T Rowe Price Group Inc (a)                                                  10,949                       525,443
                                                                                             --------------------
                                                                                            1,090,827
                                                                                             --------------------
Leisure & Recreation Products (0.50%)
WMS Industries Inc (b)                                                       3,900                       154,674
                                                                                             --------------------

Medical - Biomedical/Gene (0.98%)
Celgene Corp (b)                                                             5,625                       301,950
                                                                                             --------------------

Medical - Drugs (2.52%)
Shire PLC ADR                                                               12,230                       776,360
                                                                                             --------------------

Medical Instruments (2.47%)
Intuitive Surgical Inc (a)(b)                                                3,600                       354,276

Medical Instruments
St Jude Medical Inc (b)                                                      9,500                       406,220
                                                                                             --------------------
                                                                                              760,496
                                                                                             --------------------
Metal Processors & Fabrication (2.09%)
Precision Castparts Corp                                                     7,250                       644,452
                                                                                             --------------------

Networking Products (1.40%)
Polycom Inc (a)(b)                                                          12,800                       430,336
                                                                                             --------------------

Oil Company - Exploration & Production (1.06%)
Newfield Exploration Co (b)                                                  7,600                       325,356
                                                                                             --------------------

Oil Field Machinery & Equipment (1.79%)
Cameron International Corp (b)                                              10,535                       553,088
                                                                                             --------------------

Private Corrections (2.03%)
Corrections Corp of America (b)                                             12,810                       624,103
                                                                                             --------------------

Real Estate Magagement & Services (2.07%)
CB Richard Ellis Group Inc (b)                                              16,962                       637,941
                                                                                             --------------------

Respiratory Products (1.33%)
Resmed Inc (a)(b)                                                            7,800                       410,124
                                                                                             --------------------

Retail - Apparel & Shoe (1.95%)
J Crew Group Inc (b)                                                         8,100                       294,273
Nordstrom Inc                                                                5,500                       306,405
                                                                                             --------------------
                                                                                              600,678
                                                                                             --------------------
Retail - Computer Equipment (1.00%)
GameStop Corp (a)(b)                                                         5,795                       309,627
                                                                                             --------------------

Retail - Discount (1.99%)
TJX Cos Inc                                                                 20,690                       611,803
                                                                                             --------------------

Telecommunication Services (0.93%)
NeuStar Inc (a)(b)                                                           9,300                       287,277
                                                                                             --------------------

Toys (2.02%)
Hasbro Inc                                                                  21,940                       623,096
                                                                                             --------------------

Veterinary Diagnostics (1.98%)
VCA Antech Inc (b)                                                          18,175                       611,044
                                                                                             --------------------

Web Hosting & Design (1.75%)
Equinix Inc (a)(b)                                                           6,400                       538,048
                                                                                             --------------------

Wireless Equipment (4.91%)
American Tower Corp (b)                                                     20,771                       827,309
Crown Castle International Corp (a)(b)                                      19,470                       684,565
                                                                                             --------------------
                                                                                            1,511,874
                                                                                             --------------------
X-Ray Equipment (1.88%)
Hologic Inc (a)(b)                                                          10,430                       579,386
                                                                                             --------------------
TOTAL COMMON STOCKS                                                                       $           30,157,301
                                                                                             --------------------

                                                                       Principal
                                                                          Amount                          Value
                                                                     -------------- -------- --------------------
SHORT TERM INVESTMENTS (1.37%)
Commercial Paper (1.37%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                       422,666                       422,666
                                                                                             --------------------
TOTAL SHORT TERM INVESTMENTS                                                              $              422,666
                                                                                             --------------------
MONEY MARKET FUNDS (26.02%)
Money Center Banks (26.02%)
BNY Institutional Cash Reserve Fund (c)                                  8,018,000                     8,018,000
                                                                                             --------------------
TOTAL MONEY MARKET FUNDS                                                                  $            8,018,000
                                                                                             --------------------
Total Investments                                                                         $           38,597,967
Liabilities in Excess of Other Assets, Net - (25.26)%                                                (7,784,543)
                                                                                             --------------------
TOTAL NET ASSETS - 100.00%                                                                $           30,813,424
                                                                                             ====================
                                                                                             --------------------

                                                                                             ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $            3,964,221
Unrealized Depreciation                                              (276,203)
                                                           --------------------
Net Unrealized Appreciation (Depreciation)                           3,688,018
Cost for federal income tax purposes                                34,909,949


Portfolio Summary (unaudited)
---------------------------------------------------------- --------------------
Sector                                                                 Percent
---------------------------------------------------------- --------------------
Financial                                                               33.62%
Communications                                                          20.83%
Industrial                                                              20.38%
Consumer, Non-cyclical                                                  16.56%
Consumer, Cyclical                                                      14.56%
Technology                                                              11.80%
Basic Materials                                                          3.29%
Energy                                                                   2.85%
Mortgage Securities                                                      1.37%
Liabilities in Excess of Other Assets, Net                           (-25.26%)
                                                           --------------------
TOTAL NET ASSETS                                                       100.00%
                                                           ====================


Schedule of Investments
January 31, 2007 (unaudited)
MidCap S&P 400 Index Fund
                                                                    Shares
                                                                     Held                           Value
                                                                       ----------------------- -------- --------------------
COMMON STOCKS (97.23%)
Aerospace & Defense Equipment (0.48%)
Alliant Techsystems Inc (a)(b)                                                         5,092        $              412,452
DRS Technologies Inc                                                                    6,226                       344,921
Sequa Corp (b)                                                                          1,068                       134,557
                                                                                                        --------------------
                                                                                                         891,930
                                                                                                        --------------------
Airlines (0.43%)
Airtran Holdings Inc (a)(b)                                                            14,080                       155,865
Alaska Air Group Inc (b)                                                                6,189                       265,199
JetBlue Airways Corp (a)(b)                                                            27,172                       371,713
                                                                                                        --------------------
                                                                                                         792,777
                                                                                                        --------------------
Apparel Manufacturers (0.63%)
Hanesbrands Inc (b)                                                                    14,892                       380,938
Polo Ralph Lauren Corp                                                                  9,486                       778,326
                                                                                                        --------------------
                                                                                                       1,159,264
                                                                                                        --------------------
Auction House & Art Dealer (0.39%)
Adesa Inc                                                                              13,908                       403,610
Sotheby's (a)                                                                           8,689                       322,188
                                                                                                        --------------------
                                                                                                         725,798

                                                                                                        --------------------
Auto - Medium & Heavy Duty Trucks (0.33%)
Oshkosh Truck Corp (a)(c)                                                              11,408                       602,342
                                                                                                        --------------------

Auto/Truck Parts & Equipment - Original (0.71%)
ArvinMeritor Inc                                                                       10,926                       210,326
BorgWarner Inc                                                                          8,899                       609,937
Lear Corp (a)                                                                          10,419                       352,787
Modine Manufacturing Co                                                                 5,066                       132,527
                                                                                                        --------------------
                                                                                                       1,305,577
                                                                                                        --------------------
Batteries & Battery Systems (0.41%)
Energizer Holdings Inc (a)(b)                                                           8,797                       749,768
                                                                                                        --------------------

Beverages - Non-Alcoholic (0.31%)
Hansen Natural Corp (a)(b)                                                              9,412                       358,503
PepsiAmericas Inc                                                                       9,379                       206,807
                                                                                                        --------------------
                                                                                                         565,310
                                                                                                        --------------------
Building - Heavy Construction (0.15%)
Granite Construction Inc                                                                5,241                       280,708
                                                                                                        --------------------

Building - Maintenance & Service (0.05%)
Rollins Inc                                                                             4,612                       100,634
                                                                                                        --------------------

Building - Mobile Home & Manufactured Housing (0.12%)
Thor Industries Inc (a)                                                                 5,427                       229,345
                                                                                                        --------------------

Building - Residential & Commercial (0.97%)
Beazer Homes USA Inc (a)                                                                6,055                       263,453
Hovnanian Enterprises Inc (a)(b)                                                        5,636                       187,622
MDC Holdings Inc                                                                        5,362                       312,444
Ryland Group Inc (a)                                                                    6,588                       370,114
Toll Brothers Inc (a)(b)                                                               19,462                       658,400
                                                                                                        --------------------
                                                                                                       1,792,033
                                                                                                        --------------------

Building & Construction - Miscellaneous (0.08%)
Dycom Industries Inc (b)                                                                6,284                       142,207
                                                                                                        --------------------

Building Products - Cement & Aggregate (0.64%)
Florida Rock Industries Inc (a)                                                         7,632                       377,402
Martin Marietta Materials Inc (a)                                                       6,981                       805,747
                                                                                                        --------------------
                                                                                                       1,183,149
                                                                                                        --------------------
Capacitors (0.05%)
Kemet Corp (a)(b)                                                                      13,458                       101,473
                                                                                                        --------------------

Casino Hotels (0.17%)
Boyd Gaming Corp                                                                        6,552                       311,679
                                                                                                        --------------------

Casino Services (0.17%)
Scientific Games Corp (a)(b)                                                           10,341                       320,985
                                                                                                        --------------------

Chemicals - Diversified (0.91%)
FMC Corp                                                                                5,933                       461,884
Lyondell Chemical Co                                                                   32,660                     1,032,709
Olin Corp                                                                              11,276                       189,888
                                                                                                        --------------------
                                                                                                       1,684,481
                                                                                                        --------------------
Chemicals - Specialty (1.49%)
Albemarle Corp                                                                          6,094                       475,210
Cabot Corp                                                                              9,794                       438,183
Chemtura Corp                                                                          37,217                       428,740
Cytec Industries Inc                                                                    6,468                       376,567
Ferro Corp                                                                              6,619                       141,051
Lubrizol Corp                                                                          10,638                       548,070
Minerals Technologies Inc                                                               2,962                       172,003
Sensient Technologies Corp                                                              7,185                       177,326
                                                                                                        --------------------
                                                                                                       2,757,150
                                                                                                        --------------------
Coal (0.35%)
Arch Coal Inc (a)                                                                      21,959                       652,622
                                                                                                        --------------------

Coatings & Paint (0.47%)
RPM International Inc (a)                                                              18,453                       428,663
Valspar Corp                                                                           15,723                       443,074
                                                                                                        --------------------
                                                                                                         871,737
                                                                                                        --------------------
Commercial Banks (3.06%)
Associated Banc-Corp                                                                   20,150                       687,518
Bank of Hawaii Corp                                                                     7,685                       402,310
Cathay General Bancorp                                                                  8,013                       277,731
City National Corp/Beverly Hills CA                                                     6,182                       444,671
Colonial BancGroup Inc/The                                                             23,652                       580,420
Cullen/Frost Bankers Inc                                                                9,237                       494,457
FirstMerit Corp                                                                        12,384                       278,888
Greater Bay Bancorp                                                                     7,894                       220,558
Mercantile Bankshares Corp                                                             19,405                       914,169
SVB Financial Group (a)(b)                                                              5,307                       247,571
TCF Financial Corp                                                                     17,412                       441,917
Webster Financial Corp                                                                  8,684                       432,637
Westamerica Bancorporation                                                              4,759                       237,236
                                                                                                        --------------------
                                                                                                       5,660,083
                                                                                                        --------------------
Commercial Services (0.84%)
Alliance Data Systems Corp (b)                                                         10,233                       695,128
ChoicePoint Inc (a)(b)                                                                 12,335                       474,774

Commercial Services
Quanta Services Inc (a)(b)                                                             18,329                       377,027
                                                                                                        --------------------
                                                                                                       1,546,929
                                                                                                        --------------------
Commercial Services - Finance (0.13%)
Deluxe Corp                                                                             7,965                       238,313
                                                                                                        --------------------

Computer Aided Design (0.18%)
Parametric Technology Corp (b)                                                         17,233                       341,558
                                                                                                        --------------------

Computer Services (0.89%)
BISYS Group Inc/The (a)(b)                                                             18,620                       237,777
Ceridian Corp (a)(b)                                                                   21,514                       644,775
DST Systems Inc (a)(b)                                                                  8,590                       605,423
SRA International Inc (b)                                                               6,347                       160,579
                                                                                                        --------------------
                                                                                                       1,648,554
                                                                                                        --------------------
Computers (0.12%)
Palm Inc (a)(b)                                                                        16,074                       222,303
                                                                                                        --------------------

Computers - Integrated Systems (0.39%)
Diebold Inc                                                                            10,127                       469,386
Jack Henry & Associates Inc                                                            12,061                       257,382
                                                                                                        --------------------
                                                                                                         726,768
                                                                                                        --------------------
Computers - Memory Devices (0.49%)
Imation Corp                                                                            5,381                       234,127
Western Digital Corp (b)                                                               34,283                       671,947
                                                                                                        --------------------
                                                                                                         906,074
                                                                                                        --------------------
Consulting Services (0.49%)
Corporate Executive Board Co (a)                                                        6,037                       547,737
Gartner Inc (b)                                                                         8,821                       192,827
Navigant Consulting Inc (b)                                                             8,304                       172,557
                                                                                                        --------------------
                                                                                                         913,121
                                                                                                        --------------------
Consumer Products - Miscellaneous (0.48%)
American Greetings Corp                                                                 8,790                       211,136
Blyth Inc (a)                                                                           3,889                        80,852
Scotts Miracle-Gro Co/The                                                               7,130                       381,954
Tupperware Brands Corp (a)                                                              9,354                       218,229
                                                                                                        --------------------
                                                                                                         892,171
                                                                                                        --------------------
Containers - Paper & Plastic (0.48%)
Packaging Corp of America                                                              12,606                       287,921
Sonoco Products Co                                                                     15,424                       593,824
                                                                                                        --------------------
                                                                                                         881,745
                                                                                                        --------------------
Cosmetics & Toiletries (0.15%)
Alberto-Culver Co                                                                      12,355                       282,559
                                                                                                        --------------------

Data Processing & Management (1.61%)
Acxiom Corp                                                                            10,569                       239,916
CSG Systems International Inc (a)(b)                                                    7,294                       182,934
Dun & Bradstreet Corp                                                                   9,496                       807,160
Fair Isaac Corp                                                                         8,936                       355,832
Global Payments Inc                                                                    10,512                       396,933
MoneyGram International Inc (a)                                                        12,997                       389,780
SEI Investments Co                                                                      9,788                       610,086
                                                                                                        --------------------
                                                                                                       2,982,641
                                                                                                        --------------------
Decision Support Software (0.06%)
Wind River Systems Inc (b)                                                             11,679                       115,856
                                                                                                        --------------------

Dental Supplies & Equipment (0.39%)
Dentsply International Inc                                                             23,481                       724,154
                                                                                                        --------------------

Diagnostic Equipment (0.50%)
Cytyc Corp (b)                                                                         17,417                       503,699
Gen-Probe Inc (b)                                                                       8,051                       416,398
                                                                                                        --------------------
                                                                                                         920,097
                                                                                                        --------------------
Direct Marketing (0.20%)
Catalina Marketing Corp                                                                 5,628                       160,680
Harte-Hanks Inc                                                                         7,492                       203,108
                                                                                                        --------------------
                                                                                                         363,788
                                                                                                        --------------------
Distribution & Wholesale (1.11%)
CDW Corp (a)                                                                            9,333                       598,898
Fastenal Co (a)                                                                        19,374                       722,263
Ingram Micro Inc (b)                                                                   21,515                       419,758
Tech Data Corp (b)                                                                      8,422                       312,793
                                                                                                        --------------------
                                                                                                       2,053,712
                                                                                                        --------------------
Diversified Manufacturing Operations (2.53%)
Brink's Co/The                                                                          7,454                       463,266
Carlisle Cos Inc                                                                        4,770                       388,469
Crane Co                                                                                7,927                       307,806
Federal Signal Corp                                                                     7,370                       121,015
Harsco Corp                                                                             6,497                       557,962
Lancaster Colony Corp (a)                                                               3,645                       159,432
Pentair Inc                                                                            15,428                       480,737
Roper Industries Inc                                                                   13,483                       700,037
SPX Corp                                                                                8,874                       622,866
Teleflex Inc                                                                            6,033                       402,884
Trinity Industries Inc (a)                                                             12,335                       471,814
                                                                                                        --------------------
                                                                                                       4,676,288
                                                                                                        --------------------
Diversified Operations (0.37%)
Leucadia National Corp                                                                 25,089                       686,435
                                                                                                        --------------------

Electric - Integrated (5.58%)
Alliant Energy Corp                                                                    17,952                       652,555
Aquila Inc (b)                                                                         57,907                       262,319
Black Hills Corp (a)                                                                    5,151                       190,948
DPL Inc (a)(c)                                                                         17,474                       501,154
Duquesne Light Holdings Inc                                                            13,548                       271,096
Energy East Corp                                                                       22,841                       548,641
Great Plains Energy Inc                                                                12,418                       389,056
Hawaiian Electric Industries Inc (a)                                                   12,580                       337,018
Idacorp Inc                                                                             6,639                       245,311
MDU Resources Group Inc (a)                                                            27,971                       723,050
Northeast Utilities                                                                    23,817                       658,540
NSTAR                                                                                  16,516                       551,634
OGE Energy Corp (a)                                                                    14,093                       545,681
Pepco Holdings Inc (a)                                                                 29,588                       756,861
PNM Resources Inc                                                                      11,668                       355,641
Puget Energy Inc                                                                       18,000                       442,080
SCANA Corp                                                                             18,014                       733,530
Sierra Pacific Resources (b)                                                           34,165                       581,488
Westar Energy Inc (a)                                                                  13,505                       358,693
Wisconsin Energy Corp                                                                  18,089                       842,224
WPS Resources Corp                                                                      6,689                       354,851
                                                                                                        --------------------
                                                                                                      10,302,371
                                                                                                        --------------------

Electric Products - Miscellaneous (0.31%)
Ametek Inc                                                                             16,370                       567,384
                                                                                                        --------------------

Electronic Components - Miscellaneous (0.48%)
Gentex Corp (a)                                                                        22,150                       387,403
Plexus Corp (a)(b)                                                                      7,152                       120,154
Vishay Intertechnology Inc (b)                                                         28,524                       374,805
                                                                                                        --------------------
                                                                                                         882,362
                                                                                                        --------------------
Electronic Components - Semiconductors (2.45%)
Cree Inc (a)(b)                                                                        11,931                       183,499
Fairchild Semiconductor International Inc (b)                                          18,959                       337,660
International Rectifier Corp (b)                                                       11,159                       465,665
Intersil Corp (a)                                                                      21,350                       503,006
Lattice Semiconductor Corp (b)                                                         17,706                       103,757
MEMC Electronic Materials Inc (b)                                                      25,783                     1,351,029
Microchip Technology Inc                                                               33,370                     1,159,941
Semtech Corp (b)                                                                       11,264                       154,317
Silicon Laboratories Inc (b)                                                            8,444                       271,137
                                                                                                        --------------------
                                                                                                       4,530,011
                                                                                                        --------------------
Electronic Connectors (0.70%)
Amphenol Corp                                                                          13,511                       914,965
Thomas & Betts Corp (b)                                                                 8,059                       385,945
                                                                                                        --------------------
                                                                                                       1,300,910
                                                                                                        --------------------
Electronic Design Automation (0.88%)
Cadence Design Systems Inc (a)(b)                                                      42,903                       810,867
Mentor Graphics Corp (a)(b)                                                            12,812                       238,303
Synopsys Inc (b)                                                                       21,817                       580,332
                                                                                                        --------------------
                                                                                                       1,629,502
                                                                                                        --------------------
Electronic Measurement Instruments (0.14%)
National Instruments Corp                                                               8,803                       253,614
                                                                                                        --------------------

Electronic Parts Distribution (0.69%)
Arrow Electronics Inc (b)                                                              18,902                       666,295
Avnet Inc (a)(b)                                                                       19,737                       612,834
                                                                                                        --------------------
                                                                                                       1,279,129
                                                                                                        --------------------
E-Marketing & Information (0.21%)
Valueclick Inc (a)(b)                                                                  15,124                       385,965
                                                                                                        --------------------

Engineering - Research & Development Services (0.45%)
Jacobs Engineering Group Inc (b)                                                        9,133                       826,993
                                                                                                        --------------------

Enterprise Software & Services (0.26%)
Advent Software Inc (b)                                                                 3,081                       110,146
Sybase Inc (a)(b)                                                                      14,090                       364,790
                                                                                                        --------------------
                                                                                                         474,936
                                                                                                        --------------------
Entertainment Software (0.36%)
Activision Inc (b)                                                                     38,586                       657,120
                                                                                                        --------------------

Environmental Monitoring & Detection (0.10%)
Mine Safety Appliances Co (a)                                                           4,647                       178,212
                                                                                                        --------------------

Fiduciary Banks (0.50%)
Investors Financial Services Corp                                                      10,215                       477,756
Wilmington Trust Corp                                                                  10,582                       443,703
                                                                                                        --------------------
                                                                                                         921,459
                                                                                                        --------------------

Filtration & Separation Products (0.21%)
Donaldson Co Inc (a)                                                                   10,857                       382,384
                                                                                                        --------------------

Finance - Auto Loans (0.26%)
AmeriCredit Corp (a)(b)                                                                17,862                       484,775
                                                                                                        --------------------

Finance - Investment Banker & Broker (0.91%)
AG Edwards Inc                                                                         11,755                       778,298
Jefferies Group Inc                                                                    15,626                       460,342
Raymond James Financial Inc                                                            14,002                       446,944
                                                                                                        --------------------
                                                                                                       1,685,584
                                                                                                        --------------------
Finance - Mortgage Loan/Banker (0.23%)
IndyMac Bancorp Inc                                                                    10,959                       426,196
                                                                                                        --------------------

Financial Guarantee Insurance (0.76%)
PMI Group Inc/The                                                                      13,516                       646,335
Radian Group Inc                                                                       12,462                       750,462
                                                                                                        --------------------
                                                                                                       1,396,797
                                                                                                        --------------------
Food - Confectionery (0.30%)
JM Smucker Co/The                                                                       8,782                       417,057
Tootsie Roll Industries Inc (a)                                                         4,073                       129,196
                                                                                                        --------------------
                                                                                                         546,253
                                                                                                        --------------------
Food - Meat Products (0.45%)
Hormel Foods Corp                                                                      11,310                       428,649
Smithfield Foods Inc (a)(b)                                                            15,392                       404,194
                                                                                                        --------------------
                                                                                                         832,843
                                                                                                        --------------------
Food - Retail (0.08%)
Ruddick Corp                                                                            5,548                       154,234
                                                                                                        --------------------

Footwear & Related Apparel (0.13%)
Timberland Co (a)(b)                                                                    7,818                       235,869
                                                                                                        --------------------

Gas - Distribution (0.56%)
AGL Resources Inc                                                                      12,015                       472,190
Vectren Corp                                                                           11,784                       331,366
WGL Holdings Inc                                                                        7,542                       238,553
                                                                                                        --------------------
                                                                                                       1,042,109
                                                                                                        --------------------
Golf (0.09%)
Callaway Golf Co (a)                                                                    9,616                       158,856
                                                                                                        --------------------

Hazardous Waste Disposal (0.29%)
Stericycle Inc (a)(b)                                                                   6,863                       528,451
                                                                                                        --------------------

Home Furnishings (0.07%)
Furniture Brands International Inc (a)                                                  7,474                       124,592
                                                                                                        --------------------

Hospital Beds & Equipment (0.29%)
Hillenbrand Industries Inc                                                              9,501                       541,652
                                                                                                        --------------------

Human Resources (0.79%)
Kelly Services Inc (a)                                                                  3,291                       102,054
Korn/Ferry International (b)                                                            6,512                       155,507
Manpower Inc                                                                           13,135                       957,935
MPS Group Inc (b)                                                                      15,847                       237,388
                                                                                                        --------------------
                                                                                                       1,452,884
                                                                                                        --------------------

Industrial Automation & Robots (0.15%)
Nordson Corp                                                                            5,206                       269,254
                                                                                                        --------------------

Industrial Gases (0.27%)
Airgas Inc                                                                             12,063                       502,062
                                                                                                        --------------------

Instruments - Scientific (0.14%)
Varian Inc (b)                                                                          4,704                       251,711
                                                                                                        --------------------

Insurance Brokers (0.51%)
Arthur J Gallagher & Co (a)                                                            15,170                       434,924
Brown & Brown Inc                                                                      17,748                       502,623
                                                                                                        --------------------
                                                                                                         937,547
                                                                                                        --------------------
Internet Infrastructure Equipment (0.15%)
Avocent Corp (b)                                                                        7,862                       271,554
                                                                                                        --------------------

Internet Infrastructure Software (0.24%)
F5 Networks Inc (b)                                                                     6,270                       447,929
                                                                                                        --------------------

Internet Security (0.70%)
Checkfree Corp (a)(b)                                                                  13,687                       567,052
McAfee Inc (b)                                                                         24,668                       721,786
                                                                                                        --------------------
                                                                                                       1,288,838
                                                                                                        --------------------
Investment Management & Advisory Services (0.87%)
Eaton Vance Corp                                                                       19,646                       673,858
Nuveen Investments Inc                                                                 12,175                       602,662
Waddell & Reed Financial Inc                                                           13,012                       334,018
                                                                                                        --------------------
                                                                                                       1,610,538
                                                                                                        --------------------
Lasers - Systems & Components (0.07%)
Newport Corp (b)                                                                        6,344                       126,626
                                                                                                        --------------------

Life & Health Insurance (0.50%)
Protective Life Corp                                                                   10,814                       529,129
Stancorp Financial Group Inc                                                            8,277                       396,054
                                                                                                        --------------------
                                                                                                         925,183
                                                                                                        --------------------
Machinery - Construction & Mining (0.46%)
Joy Global Inc (a)                                                                     18,351                       852,771
                                                                                                        --------------------

Machinery - Farm (0.26%)
AGCO Corp (a)(b)                                                                       14,088                       478,569
                                                                                                        --------------------

Machinery - Print Trade (0.20%)
Zebra Technologies Corp (a)(b)                                                         10,892                       377,626
                                                                                                        --------------------

Machinery - Pumps (0.49%)
Flowserve Corp (a)(b)                                                                   8,991                       477,152
Graco Inc                                                                              10,398                       423,927
                                                                                                        --------------------
                                                                                                         901,079
                                                                                                        --------------------
Machinery Tools & Related Products (0.42%)
Kennametal Inc                                                                          5,977                       369,379
Lincoln Electric Holdings Inc                                                           6,594                       400,717
                                                                                                        --------------------
                                                                                                         770,096
                                                                                                        --------------------
Medical  - Outpatient & Home Medical Care (0.10%)
Apria Healthcare Group Inc (a)(b)                                                       6,592                       183,060
                                                                                                        --------------------


Medical - Biomedical/Gene (1.56%)
Affymetrix Inc (a)(b)                                                                  10,492                       261,880
Charles River Laboratories International (a)(b)                                        10,345                       465,525
Invitrogen Corp (a)(b)                                                                  7,439                       455,490
Martek Biosciences Corp (a)(b)                                                          4,972                       115,897
Millennium Pharmaceuticals Inc (a)(b)                                                  47,312                       525,163
PDL BioPharma Inc (a)(b)                                                               17,818                       365,447
Vertex Pharmaceuticals Inc (a)(b)                                                      19,421                       686,533
                                                                                                        --------------------
                                                                                                       2,875,935
                                                                                                        --------------------
Medical - Drugs (1.20%)
Cephalon Inc (a)(b)                                                                     9,428                       682,682
Medicis Pharmaceutical Corp (a)                                                         8,508                       322,708
Sepracor Inc (a)(b)                                                                    16,941                       966,654
Valeant Pharmaceuticals International (a)                                              14,378                       253,484
                                                                                                        --------------------
                                                                                                       2,225,528
                                                                                                        --------------------
Medical - Generic Drugs (0.19%)
Par Pharmaceutical Cos Inc (a)(b)                                                       5,420                       142,979
Perrigo Co (a)                                                                         11,745                       202,954
                                                                                                        --------------------
                                                                                                         345,933
                                                                                                        --------------------
Medical - HMO (0.48%)
Health Net Inc (b)                                                                     18,025                       877,998
                                                                                                        --------------------

Medical - Hospitals (1.02%)
Community Health Systems Inc (b)                                                       14,710                       525,882
LifePoint Hospitals Inc (b)                                                             8,871                       301,437
Triad Hospitals Inc (b)                                                                13,611                       578,467
Universal Health Services Inc                                                           8,391                       486,091
                                                                                                        --------------------
                                                                                                       1,891,877
                                                                                                        --------------------
Medical - Outpatient & Home Medical Care (0.31%)
Lincare Holdings Inc (b)                                                               14,318                       563,413
                                                                                                        --------------------

Medical Instruments (1.19%)
Beckman Coulter Inc                                                                     9,632                       621,457
Edwards Lifesciences Corp (a)(b)                                                        8,952                       457,984
Intuitive Surgical Inc (a)(b)                                                           5,714                       562,315
Techne Corp (b)                                                                         6,089                       353,405
Ventana Medical Systems Inc (a)(b)                                                      5,039                       212,142
                                                                                                        --------------------
                                                                                                       2,207,303
                                                                                                        --------------------
Medical Laboratory & Testing Service (0.33%)
Covance Inc (a)(b)                                                                      9,895                       610,027
                                                                                                        --------------------

Medical Products (0.87%)
Henry Schein Inc (a)(b)                                                                13,697                       695,397
Varian Medical Systems Inc (b)                                                         19,961                       920,801
                                                                                                        --------------------
                                                                                                       1,616,198
                                                                                                        --------------------
Medical Sterilization Products (0.14%)
STERIS Corp                                                                             9,993                       258,219
                                                                                                        --------------------

Metal Processors & Fabrication (1.62%)
Commercial Metals Co                                                                   18,285                       495,706
Precision Castparts Corp                                                               20,985                     1,865,357
Timken Co                                                                              14,557                       416,476
Worthington Industries Inc (a)                                                         11,262                       216,005
                                                                                                        --------------------
                                                                                                       2,993,544
                                                                                                        --------------------

Motion Pictures & Services (0.11%)
Macrovision Corp (a)(b)                                                                 7,925                       195,985
                                                                                                        --------------------

Multi-Line Insurance (1.38%)
American Financial Group Inc/OH (a)                                                    10,831                       382,551
Hanover Insurance Group Inc.                                                            7,887                       378,970
HCC Insurance Holdings Inc (a)                                                         17,195                       536,484
Horace Mann Educators Corp                                                              6,657                       132,008
Old Republic International Corp                                                        35,640                       794,772
Unitrin Inc                                                                             6,228                       318,936
                                                                                                        --------------------
                                                                                                       2,543,721
                                                                                                        --------------------
Multimedia (0.22%)
Belo Corp                                                                              13,581                       254,237
Media General Inc                                                                       3,723                       148,957
                                                                                                        --------------------
                                                                                                         403,194
                                                                                                        --------------------
Networking Products (0.38%)
3Com Corp (b)                                                                          61,328                       239,179
Polycom Inc (a)(b)                                                                     13,723                       461,367
                                                                                                        --------------------
                                                                                                         700,546
                                                                                                        --------------------
Non-Hazardous Waste Disposal (0.41%)
Republic Services Inc                                                                  17,554                       759,211
                                                                                                        --------------------

Office Furnishings - Original (0.40%)
Herman Miller Inc (a)                                                                  10,040                       377,504
HNI Corp (a)                                                                            7,518                       364,924
                                                                                                        --------------------
                                                                                                         742,428
                                                                                                        --------------------
Oil - Field Services (0.42%)
Hanover Compressor Co (a)(b)                                                           15,967                       308,961
Tidewater Inc (a)                                                                       8,887                       458,303
                                                                                                        --------------------
                                                                                                         767,264
                                                                                                        --------------------
Oil & Gas Drilling (0.95%)
Helmerich & Payne Inc                                                                  16,267                       436,444
Patterson-UTI Energy Inc (a)                                                           24,570                       593,365
Pride International Inc (b)                                                            25,370                       730,910
                                                                                                        --------------------
                                                                                                       1,760,719

                                                                                                        --------------------
Oil Company - Exploration & Production (3.74%)
Cimarex Energy Co                                                                      12,776                       478,844
Denbury Resources Inc (b)                                                              18,558                       514,056
Encore Acquisition Co (b)                                                               8,182                       212,323
Forest Oil Corp (a)(b)                                                                  8,466                       270,235
Newfield Exploration Co (b)                                                            19,944                       853,803
Noble Energy Inc                                                                       26,878                     1,435,554
Pioneer Natural Resources Co                                                           18,961                       777,401
Plains Exploration & Production Co (b)                                                 11,861                       572,175
Pogo Producing Co                                                                       9,029                       447,387
Quicksilver Resources Inc (a)(b)                                                        8,513                       337,625
Southwestern Energy Co (b)                                                             26,021                     1,000,768
                                                                                                        --------------------
                                                                                                       6,900,171
                                                                                                        --------------------
Oil Field Machinery & Equipment (1.26%)
Cameron International Corp (b)                                                         17,192                       902,580
FMC Technologies Inc (a)(b)                                                            10,520                       651,504
Grant Prideco Inc (b)                                                                  19,800                       775,764
                                                                                                        --------------------
                                                                                                       2,329,848
                                                                                                        --------------------
Optical Supplies (0.18%)
Advanced Medical Optics Inc (a)(b)                                                      9,158                       336,557
                                                                                                        --------------------


Paper & Related Products (0.39%)
Bowater Inc (a)                                                                         8,649                       236,723
Glatfelter (a)                                                                          6,925                       112,116
Louisiana-Pacific Corp (a)                                                             16,117                       369,240
                                                                                                        --------------------
                                                                                                         718,079
                                                                                                        --------------------
Pharmacy Services (0.41%)
Omnicare Inc                                                                           18,777                       754,648
                                                                                                        --------------------

Physical Therapy & Rehabilitation Centers (0.17%)
Psychiatric Solutions Inc (b)                                                           8,236                       320,710
                                                                                                        --------------------

Pipelines (1.11%)
Equitable Resources Inc                                                                18,668                       807,391
National Fuel Gas Co                                                                   12,740                       518,391
Oneok Inc                                                                              17,043                       731,315
                                                                                                        --------------------
                                                                                                       2,057,097
                                                                                                        --------------------
Power Converter & Supply Equipment (0.24%)
Hubbell Inc (a)                                                                         9,315                       448,983
                                                                                                        --------------------

Printing - Commercial (0.06%)
Valassis Communications Inc (a)(b)                                                      7,393                       113,630
                                                                                                        --------------------

Property & Casualty Insurance (1.55%)
Fidelity National Financial Inc                                                        34,078                       809,012
First American Corp                                                                    14,945                       633,369
Mercury General Corp                                                                    5,497                       286,723
Ohio Casualty Corp (a)                                                                  9,432                       278,621
WR Berkley Corp                                                                        26,076                       862,855
                                                                                                        --------------------
                                                                                                       2,870,580
                                                                                                        --------------------
Publicly Traded Investment Fund (0.82%)
iShares S&P MidCap 400 Index Fund (a)                                                  18,350                     1,522,867
                                                                                                        --------------------

Publishing - Books (0.21%)
John Wiley & Sons Inc                                                                   6,813                       253,171
Scholastic Corp (b)                                                                     3,985                       140,870
                                                                                                        --------------------
                                                                                                         394,041
                                                                                                        --------------------
Publishing - Newspapers (0.49%)
Lee Enterprises Inc (a)                                                                 7,095                       235,767
Washington Post Co/The                                                                    877                       668,888
                                                                                                        --------------------
                                                                                                         904,655
                                                                                                        --------------------
Publishing - Periodicals (0.13%)
Reader's Digest Association Inc/The                                                    14,688                       248,080
                                                                                                        --------------------

Racetracks (0.16%)
International Speedway Corp                                                             5,530                       288,832
                                                                                                        --------------------

Radio (0.11%)
Entercom Communications Corp (a)                                                        4,333                       122,147
Westwood One Inc (a)                                                                   10,842                        75,135
                                                                                                        --------------------
                                                                                                         197,282
                                                                                                        --------------------
Reinsurance (0.51%)
Everest Re Group Ltd                                                                   10,051                       940,774
                                                                                                        --------------------

REITS - Apartments (0.37%)
United Dominion Realty Trust Inc (a)                                                   20,828                       682,950
                                                                                                        --------------------

REITS - Diversified (0.94%)
Liberty Property Trust (a)                                                             13,982                       723,429
Longview Fibre Co                                                                      10,169                       213,346
Potlatch Corp                                                                           5,992                       282,882
Rayonier Inc                                                                           11,852                       512,006
                                                                                                        --------------------
                                                                                                       1,731,663
                                                                                                        --------------------
REITS - Hotels (0.35%)
Hospitality Properties Trust                                                           13,335                       650,748
                                                                                                        --------------------

REITS - Office Property (0.50%)
Highwoods Properties Inc                                                                8,669                       378,835
Mack-Cali Realty Corp                                                                   9,681                       538,651
                                                                                                        --------------------
                                                                                                         917,486
                                                                                                        --------------------
REITS - Regional Malls (0.57%)
Macerich Co/The                                                                        11,104                     1,060,765
                                                                                                        --------------------

REITS - Shopping Centers (1.68%)
Developers Diversified Realty Corp (a)                                                 16,840                     1,130,301
New Plan Excel Realty Trust (a)                                                        15,972                       465,105
Regency Centers Corp                                                                   10,656                       928,138
Weingarten Realty Investors (a)                                                        11,648                       576,692
                                                                                                        --------------------
                                                                                                       3,100,236
                                                                                                        --------------------
REITS - Warehouse & Industrial (0.45%)
AMB Property Corp                                                                      13,811                       840,399
                                                                                                        --------------------

Rental - Auto & Equipment (0.53%)
Avis Budget Group Inc                                                                  15,598                       397,125
Rent-A-Center Inc/TX (a)(b)                                                            10,832                       319,111
United Rentals Inc (a)(b)                                                              10,285                       264,839
                                                                                                        --------------------
                                                                                                         981,075
                                                                                                        --------------------
Research & Development (0.30%)
Pharmaceutical Product Development Inc (a)                                             15,951                       550,310
                                                                                                        --------------------

Respiratory Products (0.33%)
Resmed Inc (a)(b)                                                                      11,758                       618,236
                                                                                                        --------------------

Retail - Apparel & Shoe (3.41%)
Abercrombie & Fitch Co                                                                 13,646                     1,085,403
Aeropostale Inc (a)(b)                                                                  8,130                       292,192
American Eagle Outfitters                                                              31,030                     1,004,751
AnnTaylor Stores Corp (b)                                                              11,105                       383,122
Charming Shoppes Inc (a)(b)                                                            19,067                       250,159
Chico's FAS Inc (b)                                                                    27,178                       567,477
Claire's Stores Inc                                                                    14,391                       495,050
Foot Locker Inc                                                                        24,068                       540,086
Pacific Sunwear Of California (b)                                                      10,741                       210,524
Payless Shoesource Inc (b)                                                             10,203                       346,392
Ross Stores Inc                                                                        21,610                       699,948
Urban Outfitters Inc (a)(b)                                                            17,317                       422,535
                                                                                                        --------------------
                                                                                                       6,297,639
                                                                                                        --------------------
Retail - Auto Parts (0.67%)
Advance Auto Parts Inc                                                                 16,275                       617,636
O'Reilly Automotive Inc (b)                                                            17,573                       613,474
                                                                                                        --------------------
                                                                                                       1,231,110
                                                                                                        --------------------
Retail - Automobile (0.69%)
Carmax Inc (a)(b)                                                                      16,519                       948,686

Retail - Automobile
Copart Inc (a)(b)                                                                      10,925                       321,632
                                                                                                        --------------------
                                                                                                       1,270,318
                                                                                                        --------------------
Retail - Bookstore (0.27%)
Barnes & Noble Inc                                                                      7,913                       308,053
Borders Group Inc (a)                                                                   9,187                       192,743
                                                                                                        --------------------
                                                                                                         500,796
                                                                                                        --------------------
Retail - Catalog Shopping (0.29%)
Coldwater Creek Inc (a)(b)                                                              9,356                       174,490
MSC Industrial Direct Co                                                                8,390                       362,364
                                                                                                        --------------------
                                                                                                         536,854
                                                                                                        --------------------
Retail - Computer Equipment (0.34%)
GameStop Corp (a)(b)                                                                   11,728                       626,627
                                                                                                        --------------------

Retail - Discount (0.49%)
99 Cents Only Stores (b)                                                                7,208                       107,039
BJ's Wholesale Club Inc (b)                                                             9,950                       303,873
Dollar Tree Stores Inc (b)                                                             15,866                       499,144
                                                                                                        --------------------
                                                                                                         910,056
                                                                                                        --------------------
Retail - Hair Salons (0.16%)
Regis Corp                                                                              6,968                       291,193
                                                                                                        --------------------

Retail - Mail Order (0.33%)
Williams-Sonoma Inc                                                                    17,343                       607,005
                                                                                                        --------------------

Retail - Major Department Store (0.22%)
Saks Inc (a)                                                                           21,475                       402,871
                                                                                                        --------------------

Retail - Pet Food & Supplies (0.35%)
PetSmart Inc                                                                           20,986                       640,912
                                                                                                        --------------------

Retail - Restaurants (1.25%)
Applebees International Inc (a)                                                        11,480                       289,755
Bob Evans Farms Inc                                                                     5,661                       192,304
Brinker International Inc                                                              18,996                       599,324
CBRL Group Inc                                                                          4,015                       188,263
Cheesecake Factory/The (a)(b)                                                          12,033                       332,472
OSI Restaurant Partners Inc                                                            11,510                       454,530
Ruby Tuesday Inc                                                                        9,063                       259,293
                                                                                                        --------------------
                                                                                                       2,315,941
                                                                                                        --------------------
Retail - Sporting Goods (0.16%)
Dick's Sporting Goods Inc (a)(b)                                                        5,815                       299,414
                                                                                                        --------------------

Rubber - Tires (0.05%)
Bandag Inc (a)                                                                          1,775                        90,436
                                                                                                        --------------------

Savings & Loans - Thrifts (0.88%)
Astoria Financial Corp                                                                 13,180                       389,996
First Niagara Financial Group Inc                                                      17,124                       248,127
New York Community Bancorp Inc                                                         40,163                       678,353
Washington Federal Inc                                                                 13,511                       313,320
                                                                                                        --------------------
                                                                                                       1,629,796
                                                                                                        --------------------
Schools (1.07%)
Career Education Corp (a)(b)                                                           14,655                       420,159
Corinthian Colleges Inc (a)(b)                                                         13,352                       174,377
DeVry Inc                                                                               9,201                       259,100

Schools
ITT Educational Services Inc (b)                                                        4,989                       387,147
Laureate Education Inc (a)(b)                                                           7,954                       479,944
Strayer Education Inc (a)                                                               2,221                       252,683
                                                                                                        --------------------
                                                                                                       1,973,410
                                                                                                        --------------------
Semiconductor Component - Integrated Circuits (0.79%)
Atmel Corp (b)                                                                         66,243                       396,133
Cypress Semiconductor Corp (a)(b)                                                      22,252                       410,549
Integrated Device Technology Inc (b)                                                   30,720                       464,794
Micrel Inc (b)                                                                          8,841                        89,383
Triquint Semiconductor Inc (b)                                                         21,227                        99,767
                                                                                                        --------------------
                                                                                                       1,460,626
                                                                                                        --------------------
Semiconductor Equipment (0.55%)
Lam Research Corp (a)(b)                                                               22,034                     1,009,378
                                                                                                        --------------------

Soap & Cleaning Products (0.25%)
Church & Dwight Co Inc (a)                                                             10,088                       457,087
                                                                                                        --------------------

Steel - Producers (0.52%)
Reliance Steel & Aluminum Co                                                            9,927                       413,360
Steel Dynamics Inc                                                                     14,081                       552,116
                                                                                                        --------------------
                                                                                                         965,476
                                                                                                        --------------------
Telecommunication Equipment (1.15%)
Adtran Inc                                                                              9,734                       215,705
Andrew Corp (b)                                                                        24,689                       262,197
CommScope Inc (a)(b)                                                                    9,218                       297,834
Harris Corp                                                                            20,740                     1,054,007
Plantronics Inc                                                                         7,359                       144,972
Utstarcom Inc (a)(b)                                                                   16,444                       145,201
                                                                                                        --------------------
                                                                                                       2,119,916
                                                                                                        --------------------
Telephone - Integrated (0.59%)
Cincinnati Bell Inc (b)(c)                                                             38,228                       185,788
Telephone & Data Systems Inc                                                           16,096                       900,571
                                                                                                        --------------------
                                                                                                       1,086,359
                                                                                                        --------------------
Textile - Home Furnishings (0.37%)
Mohawk Industries Inc (a)(b)                                                            8,273                       681,861
                                                                                                        --------------------

Tobacco (0.10%)
Universal Corp/Richmond VA                                                              3,986                       192,643
                                                                                                        --------------------

Transactional Software (0.11%)
Transaction Systems Architects Inc (b)                                                  5,802                       209,742
                                                                                                        --------------------

Transport - Equipment & Leasing (0.20%)
GATX Corp (a)                                                                           7,929                       361,562
                                                                                                        --------------------

Transport - Marine (0.33%)
Alexander & Baldwin Inc (a)                                                             6,608                       326,700
Overseas Shipholding Group                                                              4,586                       284,928
                                                                                                        --------------------
                                                                                                         611,628
                                                                                                        --------------------
Transport - Services (1.54%)
CH Robinson Worldwide Inc                                                              26,931                     1,428,690
Expeditors International Washington Inc (c)                                            32,964                     1,407,233
                                                                                                        --------------------
                                                                                                       2,835,923
                                                                                                        --------------------
Transport - Truck (0.84%)
Con-way Inc                                                                             7,277                       361,958

Transport - Truck
JB Hunt Transport Services Inc (a)                                                     16,065                       403,713
Swift Transportation Co Inc (a)(b)                                                      8,340                       254,537
Werner Enterprises Inc (a)                                                              7,771                       147,727
YRC Worldwide Inc (a)(b)                                                                8,833                       391,744
                                                                                                        --------------------
                                                                                                       1,559,679
                                                                                                        --------------------
Veterinary Diagnostics (0.24%)
VCA Antech Inc (b)                                                                     12,912                       434,101
                                                                                                        --------------------

Water (0.25%)
Aqua America Inc (a)                                                                   20,426                       453,661
                                                                                                        --------------------

Wireless Equipment (0.19%)
Powerwave Technologies Inc (a)(b)                                                      20,112                       117,454
RF Micro Devices Inc (a)(b)                                                            29,769                       229,817
                                                                                                        --------------------
                                                                                                         347,271
                                                                                                        --------------------
TOTAL COMMON STOCKS                                                                                  $          179,613,044
                                                                                                        --------------------
                                                                                Principal
                                                                                  Amount                          Value
                                                                                   ----------------------- -------- -------
SHORT TERM INVESTMENTS (2.61%)
Commercial Paper (2.61%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                                4,828,369                     4,828,369
                                                                                                        --------------------
TOTAL SHORT TERM INVESTMENTS                                                                         $            4,828,369
                                                                                                        --------------------
MONEY MARKET FUNDS (24.56%)
Money Center Banks (24.56%)
BNY Institutional Cash Reserve Fund (d)                                            45,370,000                    45,370,000
                                                                                                        --------------------
TOTAL MONEY MARKET FUNDS                                                                             $           45,370,000
                                                                                                        --------------------
Total Investments                                                                                    $          229,811,413
Liabilities in Excess of Other Assets, Net - (24.40)%                                                          (45,081,751)

                                                                                                        --------------------
TOTAL NET ASSETS - 100.00%                                                                           $          184,729,662
                                                                                                        ====================
                                                                                                        --------------------

                                                                                                        ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $595,698 or 0.32% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $           35,040,245
Unrealized Depreciation                                    (6,824,452)
                                                   --------------------
Net Unrealized Appreciation (Depreciation)                  28,215,793
Cost for federal income tax purposes                       201,595,620


                          SCHEDULE OF FUTURES CONTRACTS
                                                        Current   Unrealized
                           Number of  Original          Market   Appreciation/
Type                       Contracts    Value            Value  (Depreciation)
----------------------------------------------------------------------
Buy:
MidCap 400; March 2007         12        $4,893,000  $5,021,400   $128,400

Portfolio Summary (unaudited)
------------------------------------------------- -------------------
Sector                                                       Percent
------------------------------------------------- -------------------
Financial                                                     41.35%
Consumer, Non-cyclical                                        16.69%
Industrial                                                    15.54%
Consumer, Cyclical                                            14.62%
Technology                                                     9.16%
Energy                                                         7.83%
Utilities                                                      6.39%
Communications                                                 4.96%
Basic Materials                                                4.06%
Mortgage Securities                                            2.61%
Funds                                                          0.82%
Diversified                                                    0.37%
Liabilities in Excess of Other Assets, Net                 (-24.40%)
                                                         ------------
TOTAL NET ASSETS                                             100.00%
                                                         ============

Other Assets Summary (unaudited)
------------------------------------------------- -------------------
Asset Type                                                   Percent
------------------------------------------------- -------------------
Futures                                                        2.72%


Schedule of Investments
January 31, 2007 (unaudited)
MidCap Stock Fund
                                                                                 Shares
                                                                                  Held                     Value
                                                                                    ----------------- -------------------
COMMON STOCKS (96.17%)
Airlines (4.25%)
Alaska Air Group Inc (a)                                                      199,900        $            8,565,715
AMR Corp (a)                                                                   433,000                    16,042,650
Continental Airlines Inc (a)                                                   322,300                    13,372,227
                                                                                                 --------------------
                                                                                               37,980,592
                                                                                                 --------------------
Auto - Medium & Heavy Duty Trucks (0.94%)
Paccar Inc                                                                     126,350                     8,449,024
                                                                                                 --------------------

Auto/Truck Parts & Equipment - Original (1.95%)
Magna International Inc                                                        222,800                    17,405,136
                                                                                                 --------------------

Cellular Telecommunications (0.32%)
US Cellular Corp (a)                                                            39,300                     2,833,530
                                                                                                 --------------------

Chemicals - Specialty (3.54%)
Cabot Corp                                                                     223,100                     9,981,494
Lubrizol Corp                                                                  419,600                    21,617,792
                                                                                                 --------------------
                                                                                               31,599,286
                                                                                                 --------------------
Coatings & Paint (2.30%)
Valspar Corp                                                                   729,500                    20,557,310
                                                                                                 --------------------

Commercial Banks (2.06%)
TCF Financial Corp                                                             727,000                    18,451,260
                                                                                                 --------------------

Commercial Services (2.43%)
Convergys Corp (a)                                                              89,000                     2,317,560
Weight Watchers International Inc                                              358,800                    19,385,964
                                                                                                 --------------------
                                                                                               21,703,524
                                                                                                 --------------------
Computers - Integrated Systems (1.32%)
Diebold Inc                                                                    254,000                    11,772,900
                                                                                                 --------------------

Computers - Memory Devices (2.15%)
Network Appliance Inc (a)                                                      510,500                    19,194,800
                                                                                                 --------------------

Computers - Peripheral Equipment (1.60%)
Electronics for Imaging (a)                                                    622,300                    14,344,015
                                                                                                 --------------------

Cosmetics & Toiletries (0.61%)
Estee Lauder Cos Inc/The                                                       114,000                     5,415,000
                                                                                                 --------------------

Data Processing & Management (3.76%)
Acxiom Corp                                                                    580,600                    13,179,620
Fidelity National Information Services                                         479,423                    20,385,066
                                                                                                 --------------------
                                                                                               33,564,686
                                                                                                 --------------------
Diversified Manufacturing Operations (2.93%)
Federal Signal Corp                                                            634,900                    10,425,058
Teleflex Inc                                                                   235,600                    15,733,368
                                                                                                 --------------------
                                                                                               26,158,426
                                                                                                 --------------------

Electric - Integrated (2.24%)
Pinnacle West Capital Corp                                                     409,600                    19,984,384
                                                                                                 --------------------

Electronic Components - Semiconductors (2.70%)
Microchip Technology Inc                                                       694,800                    24,151,248
                                                                                                 --------------------

Electronic Design Automation (0.26%)
Synopsys Inc (a)                                                                88,700                     2,359,420
                                                                                                 --------------------

Electronic Parts Distribution (1.40%)
Arrow Electronics Inc (a)                                                      354,500                    12,496,125
                                                                                                 --------------------

Enterprise Software & Services (1.58%)
BMC Software Inc (a)                                                           411,100                    14,137,729
                                                                                                 --------------------

Finance - Investment Banker & Broker (1.48%)
AG Edwards Inc                                                                 199,300                    13,195,653
                                                                                                 --------------------

Financial Guarantee Insurance (4.77%)
AMBAC Financial Group Inc                                                      203,200                    17,901,920
MGIC Investment Corp                                                           234,400                    14,467,168
PMI Group Inc/The                                                              215,200                    10,290,864
                                                                                                 --------------------
                                                                                               42,659,952
                                                                                                 --------------------
Food - Dairy Products (0.58%)
Dean Foods Co (a)                                                              117,350                     5,192,738
                                                                                                 --------------------

Gas - Distribution (2.44%)
NiSource Inc                                                                   915,600                    21,791,280
                                                                                                 --------------------

Machinery Tools & Related Products (2.07%)
Lincoln Electric Holdings Inc                                                  305,000                    18,534,850
                                                                                                 --------------------

Medical - Generic Drugs (1.89%)
Mylan Laboratories Inc                                                         762,825                    16,888,945
                                                                                                 --------------------

Medical - Hospitals (2.09%)
Universal Health Services Inc                                                  322,400                    18,676,632
                                                                                                 --------------------

Medical - Wholesale Drug Distribution (0.73%)
AmerisourceBergen Corp                                                         124,000                     6,495,120
                                                                                                 --------------------

Medical Information Systems (2.13%)
IMS Health Inc                                                                 660,082                    19,049,967
                                                                                                 --------------------

Medical Instruments (2.15%)
Edwards Lifesciences Corp (a)                                                  375,100                    19,190,116
                                                                                                 --------------------

Medical Laboratory & Testing Service (2.07%)
Covance Inc (a)                                                                299,600                    18,470,340
                                                                                                 --------------------

Multi-Line Insurance (2.54%)
HCC Insurance Holdings Inc                                                     726,600                    22,669,920
                                                                                                 --------------------

Non-Hazardous Waste Disposal (3.09%)
Allied Waste Industries Inc (a)                                                676,600                     8,653,714

Non-Hazardous Waste Disposal
Republic Services Inc                                                          439,300                    18,999,725
                                                                                                 --------------------
                                                                                               27,653,439
                                                                                                 --------------------
Office Furnishings - Original (2.29%)
HNI Corp                                                                       420,900                    20,430,486
                                                                                                 --------------------

Oil - Field Services (2.23%)
Tidewater Inc                                                                  386,100                    19,911,177
                                                                                                 --------------------

Oil & Gas Drilling (2.38%)
Nabors Industries Ltd (a)                                                      702,200                    21,262,616
                                                                                                 --------------------

Oil Company - Exploration & Production (4.04%)
Cimarex Energy Co                                                              385,700                    14,456,036
Noble Energy Inc                                                               404,900                    21,625,709
                                                                                                 --------------------
                                                                                               36,081,745
                                                                                                 --------------------
Oil Refining & Marketing (0.52%)
Tesoro Corp                                                                     56,200                     4,630,318
                                                                                                 --------------------

Pharmacy Services (1.29%)
Express Scripts Inc (a)                                                        165,300                    11,491,656
                                                                                                 --------------------

Property & Casualty Insurance (1.99%)
Fidelity National Financial Inc                                                750,538                    17,817,772
                                                                                                 --------------------

Reinsurance (1.02%)
Max Re Capital Ltd                                                             380,700                     9,136,800
                                                                                                 --------------------

REITS - Regional Malls (2.39%)
General Growth Properties Inc                                                  347,000                    21,347,440
                                                                                                 --------------------

Rental - Auto & Equipment (2.11%)
Aaron Rents Inc                                                                639,800                    18,886,896
                                                                                                 --------------------

Retail - Apparel & Shoe (1.53%)
Nordstrom Inc                                                                  245,500                    13,676,805
                                                                                                 --------------------

Retail - Jewelry (2.05%)
Tiffany & Co                                                                   467,300                    18,346,198
                                                                                                 --------------------

Retail - Restaurants (2.14%)
Papa John's International Inc (a)                                              369,400                    10,202,828
Yum! Brands Inc                                                                149,200                     8,953,492
                                                                                                 --------------------
                                                                                               19,156,320
                                                                                                 --------------------
Savings & Loans - Thrifts (2.29%)
Washington Federal Inc                                                         881,750                    20,447,783
                                                                                                 --------------------

Toys (1.53%)
Mattel Inc                                                                     561,200                    13,670,832
                                                                                                 --------------------
TOTAL COMMON STOCKS                                                                           $          859,322,191
                                                                                                 --------------------
                                                                             Principal
                                                                               Amount              Value
                                                                    ------------------- -------- --------------------
SHORT TERM INVESTMENTS (3.51%)
Commercial Paper (3.51%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (a)                                                        31,379,904                    31,379,904
                                                                                                 --------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $           31,379,904
                                                                                                 --------------------
Total Investments                                                                             $          890,702,095
Other Assets in Excess of Liabilities, Net - 0.32%                                                         2,845,676

                                                                                                 --------------------
TOTAL NET ASSETS - 100.00%                                                                    $          893,547,771
                                                                                                 ====================
                                                                                                 --------------------


(a)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $          289,287,401
Unrealized Depreciation                                             (2,975,931)
                                                            --------------------
Net Unrealized Appreciation (Depreciation)                          286,311,470
Cost for federal income tax purposes                                604,390,625


Portfolio Summary (unaudited)
----------------------------------------------------------- --------------------
Sector                                                                  Percent
----------------------------------------------------------- --------------------
Financial                                                                18.55%
Consumer, Cyclical                                                       16.69%
Consumer, Non-cyclical                                                   15.94%
Technology                                                               15.51%
Industrial                                                                9.49%
Energy                                                                    9.16%
Basic Materials                                                           5.84%
Utilities                                                                 4.67%
Mortgage Securities                                                       3.51%
Communications                                                            0.32%
Other Assets in Excess of Liabilities, Net                                0.32%
                                                            --------------------
TOTAL NET ASSETS                                                        100.00%
                                                            ====================


Schedule of Investments
January 31, 2007 (unaudited)
MidCap Value Fund
                                                                            Shares
                                                                             Held                           Value
                                                               ------------------- -------- --------------------
COMMON STOCKS (99.69%)
Aerospace & Defense Equipment (1.45%)
Alliant Techsystems Inc (a)                                                4,300        $              348,300
Goodrich Corp                                                              37,600                     1,843,152
                                                                                            --------------------
                                                                                           2,191,452
                                                                                            --------------------
Airlines (0.11%)
Continental Airlines Inc (a)(b)                                             4,200                       174,258
                                                                                            --------------------

Apparel Manufacturers (0.39%)
Liz Claiborne Inc                                                           8,500                       377,400
Polo Ralph Lauren Corp                                                      2,612                       214,315
                                                                                            --------------------
                                                                                             591,715
                                                                                            --------------------
Appliances (0.89%)
Whirlpool Corp (b)                                                         14,800                     1,353,164
                                                                                            --------------------

Auto/Truck Parts & Equipment - Original (0.61%)
Autoliv Inc                                                                15,300                       923,202
                                                                                            --------------------

Batteries & Battery Systems (0.20%)
Energizer Holdings Inc (a)                                                  3,500                       298,305
                                                                                            --------------------

Broadcasting Services & Programming (0.85%)
Liberty Media Holding Corp - Capital (a)                                   12,500                     1,278,750
                                                                                            --------------------

Building - Mobile Home & Manufactured Housing (0.49%)
Winnebago Industries (b)                                                   22,200                       744,588
                                                                                            --------------------

Chemicals - Diversified (0.79%)
Celanese Corp                                                              10,400                       273,000
FMC Corp                                                                    5,300                       412,605
Lyondell Chemical Co (b)                                                   16,000                       505,920
                                                                                            --------------------
                                                                                           1,191,525
                                                                                            --------------------
Chemicals - Specialty (0.72%)
Albemarle Corp                                                              7,100                       553,658
International Flavors & Fragrances Inc                                      5,100                       247,248
Sigma-Aldrich Corp (b)                                                      7,400                       280,830
                                                                                            --------------------
                                                                                           1,081,736
                                                                                            --------------------
Coatings & Paint (1.97%)
Sherwin-Williams Co/The                                                    39,200                     2,708,720
Valspar Corp (b)                                                            9,800                       276,164
                                                                                            --------------------
                                                                                           2,984,884
                                                                                            --------------------
Commercial Banks (3.25%)
Compass Bancshares Inc (b)                                                 11,700                       712,530
M&T Bank Corp (b)                                                           7,540                       914,677
Marshall & Ilsley Corp                                                     24,300                     1,143,558
South Financial Group Inc/The (b)                                          58,500                     1,511,640
Webster Financial Corp                                                     12,600                       627,732
                                                                                            --------------------
                                                                                           4,910,137
                                                                                            --------------------
Commercial Services (0.40%)
Convergys Corp (a)                                                         23,000                       598,920
                                                                                            --------------------

Commercial Services - Finance (0.30%)
Equifax Inc (b)                                                            11,000                       456,830
                                                                                            --------------------

Computer Services (0.79%)
Computer Sciences Corp (a)                                                 10,600                       556,076
Electronic Data Systems Corp                                               24,000                       631,440
                                                                                            --------------------
                                                                                           1,187,516
                                                                                            --------------------
Computers - Integrated Systems (0.60%)
NCR Corp (a)                                                               19,074                       903,917
                                                                                            --------------------

Computers - Peripheral Equipment (0.31%)
Lexmark International Inc (a)(b)                                            7,500                       472,725
                                                                                            --------------------

Containers - Paper & Plastic (0.24%)
Bemis Co                                                                   10,500                       356,055
                                                                                            --------------------

Cruise Lines (1.32%)
Royal Caribbean Cruises Ltd (b)                                            44,300                     1,990,399
                                                                                            --------------------

Data Processing & Management (1.09%)
Global Payments Inc (b)                                                     3,600                       135,936
Mastercard Inc (b)                                                         13,500                     1,505,925
                                                                                            --------------------
                                                                                           1,641,861
                                                                                            --------------------
Distribution & Wholesale (1.98%)
Genuine Parts Co (b)                                                       32,100                     1,525,392
Tech Data Corp (a)(b)                                                      30,389                     1,128,647
WW Grainger Inc                                                             4,400                       341,660
                                                                                            --------------------
                                                                                           2,995,699
                                                                                            --------------------
Diversified Manufacturing Operations (2.75%)
Dover Corp                                                                  7,730                       383,408
Eaton Corp                                                                  8,650                       677,728
ITT Corp                                                                   28,896                     1,723,646
Parker Hannifin Corp                                                       10,800                       893,808
Textron Inc                                                                 5,200                       484,484
                                                                                            --------------------
                                                                                           4,163,074
                                                                                            --------------------
Electric - Integrated (9.43%)
Allegheny Energy Inc (a)                                                    4,027                       187,336
American Electric Power Co Inc                                             27,900                     1,214,487
Centerpoint Energy Inc (b)                                                 97,300                     1,679,398
Entergy Corp                                                               15,800                     1,467,030
FirstEnergy Corp                                                            3,909                       231,921
MDU Resources Group Inc                                                    55,100                     1,424,335
Northeast Utilities                                                        31,000                       857,150
OGE Energy Corp (b)                                                        21,750                       842,160
PG&E Corp                                                                  31,200                     1,456,416
Pinnacle West Capital Corp                                                 32,900                     1,605,191
Xcel Energy Inc (b)                                                       140,600                     3,280,198
                                                                                            --------------------
                                                                                          14,245,622
                                                                                            --------------------
Electric Products - Miscellaneous (0.12%)
Ametek Inc                                                                  5,238                       181,549
                                                                                            --------------------

Electronic Components - Semiconductors (0.16%)
Intersil Corp (b)                                                          10,300                       242,668
                                                                                            --------------------


Electronic Design Automation (0.22%)
Cadence Design Systems Inc (a)                                             17,800                       336,420
                                                                                            --------------------

Electronics - Military (1.31%)
L-3 Communications Holdings Inc                                            24,100                     1,984,394
                                                                                            --------------------

Engines - Internal Combustion (0.63%)
Briggs & Stratton Corp (b)                                                 22,200                       658,008
Cummins Inc (b)                                                             2,200                       296,032
                                                                                            --------------------
                                                                                             954,040
                                                                                            --------------------
Enterprise Software & Services (0.11%)
BEA Systems Inc (a)                                                        13,100                       161,523
                                                                                            --------------------

Finance - Auto Loans (0.54%)
AmeriCredit Corp (a)(b)                                                    30,100                       816,914
                                                                                            --------------------

Finance - Commercial (0.80%)
CIT Group Inc                                                              20,400                     1,202,784
                                                                                            --------------------

Finance - Consumer Loans (1.19%)
First Marblehead Corp/The (b)                                              33,150                     1,803,360
                                                                                            --------------------

Financial Guarantee Insurance (3.23%)
AMBAC Financial Group Inc                                                  10,500                       925,050
MGIC Investment Corp                                                       11,547                       712,681
PMI Group Inc/The                                                          16,200                       774,684
Radian Group Inc (b)                                                       41,000                     2,469,020
                                                                                            --------------------
                                                                                           4,881,435
                                                                                            --------------------
Food - Meat Products (0.19%)
Hormel Foods Corp                                                           7,700                       291,830
                                                                                            --------------------

Food - Miscellaneous/Diversified (1.71%)
Campbell Soup Co (b)                                                       21,700                       835,016
ConAgra Foods Inc                                                          29,400                       755,874
General Mills Inc                                                           2,400                       137,376
HJ Heinz Co                                                                12,000                       565,440
McCormick & Co Inc/MD                                                       7,400                       288,896
                                                                                            --------------------
                                                                                           2,582,602
                                                                                            --------------------
Food - Retail (1.00%)
Kroger Co/The                                                              52,300                     1,338,880
Safeway Inc                                                                 4,700                       169,341
                                                                                            --------------------
                                                                                           1,508,221
                                                                                            --------------------
Funeral Services & Related Items (0.43%)
Service Corp International/US                                              60,900                       648,585
                                                                                            --------------------

Gas - Distribution (1.36%)
Sempra Energy                                                              24,400                     1,400,072
UGI Corp                                                                   24,000                       657,840
                                                                                            --------------------
                                                                                           2,057,912
                                                                                            --------------------
Health Care Cost Containment (0.12%)
McKesson Corp                                                               3,400                       189,550
                                                                                            --------------------

Home Decoration Products (0.49%)
Newell Rubbermaid Inc                                                      25,200                       744,408
                                                                                            --------------------


Hospital Beds & Equipment (1.21%)
Hillenbrand Industries Inc (b)                                             32,200                     1,835,722
                                                                                            --------------------

Hotels & Motels (0.49%)
Starwood Hotels & Resorts Worldwide Inc                                    11,800                       738,444
                                                                                            --------------------

Human Resources (0.32%)
Manpower Inc                                                                6,600                       481,338
                                                                                            --------------------

Independent Power Producer (1.12%)
Mirant Corp (a)                                                            34,600                     1,182,628
NRG Energy Inc (a)(b)                                                       8,600                       515,398
                                                                                            --------------------
                                                                                           1,698,026
                                                                                            --------------------
Industrial Gases (1.03%)
Air Products & Chemicals Inc                                               16,800                     1,254,288
Airgas Inc                                                                  7,400                       307,988
                                                                                            --------------------
                                                                                           1,562,276
                                                                                            --------------------
Instruments - Scientific (0.51%)
Applera Corp - Applied Biosystems Group                                    11,522                       400,505
Thermo Fisher Scientific Inc (a)                                            7,600                       363,660
                                                                                            --------------------
                                                                                             764,165
                                                                                            --------------------
Insurance Brokers (1.34%)
Willis Group Holdings Ltd                                                  49,500                     2,022,570
                                                                                            --------------------

Investment Management & Advisory Services (0.79%)
Ameriprise Financial Inc                                                   20,300                     1,196,888
                                                                                            --------------------

Life & Health Insurance (1.49%)
Cigna Corp                                                                  8,900                     1,178,360
Lincoln National Corp                                                       3,300                       221,562
Nationwide Financial Services                                               7,900                       431,735
Reinsurance Group of America Inc                                            7,300                       424,495
                                                                                            --------------------
                                                                                           2,256,152
                                                                                            --------------------
Machinery - Construction & Mining (0.46%)
Terex Corp (a)                                                             12,100                       688,369
                                                                                            --------------------

Medical - Drugs (0.63%)
Valeant Pharmaceuticals International (b)                                  53,900                       950,257
                                                                                            --------------------

Medical - HMO (1.45%)
Coventry Health Care Inc (a)                                               38,900                     2,005,295
Health Net Inc (a)                                                          3,800                       185,098
                                                                                            --------------------
                                                                                           2,190,393
                                                                                            --------------------
Medical - Hospitals (1.24%)
Triad Hospitals Inc (a)                                                    44,200                     1,878,500
                                                                                            --------------------

Medical - Wholesale Drug Distribution (0.51%)
AmerisourceBergen Corp (b)                                                 14,800                       775,224
                                                                                            --------------------

Metal Processors & Fabrication (0.20%)
Precision Castparts Corp                                                    3,400                       302,226
                                                                                            --------------------

Multi-Line Insurance (1.69%)
American Financial Group Inc/OH                                            17,100                       603,972
Assurant Inc (b)                                                           15,697                       872,439

Multi-Line Insurance
XL Capital Ltd                                                             15,600                     1,076,400
                                                                                            --------------------
                                                                                           2,552,811
                                                                                            --------------------
Music (0.33%)
Warner Music Group Corp                                                    23,200                       497,408
                                                                                            --------------------

Non-Hazardous Waste Disposal (0.31%)
Republic Services Inc                                                      10,700                       462,775
                                                                                            --------------------

Office Automation & Equipment (0.28%)
Xerox Corp (a)                                                             25,000                       430,000
                                                                                            --------------------

Oil - Field Services (0.59%)
SEACOR Holdings Inc (a)(b)                                                  3,000                       303,690
Smith International Inc                                                     4,600                       182,528
Tidewater Inc (b)                                                           7,900                       407,403
                                                                                            --------------------
                                                                                             893,621
                                                                                            --------------------
Oil Company - Exploration & Production (1.04%)
Murphy Oil Corp (b)                                                        16,200                       805,302
Noble Energy Inc                                                           14,500                       774,445
                                                                                            --------------------
                                                                                           1,579,747
                                                                                            --------------------
Oil Company - Integrated (0.44%)
Marathon Oil Corp                                                           7,400                       668,516
                                                                                            --------------------

Oil Field Machinery & Equipment (0.66%)
Cameron International Corp (a)(b)                                           5,400                       283,500
Grant Prideco Inc (a)                                                       4,700                       184,146
National Oilwell Varco Inc (a)                                              8,700                       527,568
                                                                                            --------------------
                                                                                             995,214

                                                                                            --------------------
Oil Refining & Marketing (0.81%)
Frontier Oil Corp                                                          15,000                       426,150
Tesoro Corp (b)                                                             9,700                       799,183
                                                                                            --------------------
                                                                                           1,225,333
                                                                                            --------------------
Pharmacy Services (0.88%)
Omnicare Inc (b)                                                           33,100                     1,330,289
                                                                                            --------------------

Physical Therapy & Rehabilitation Centers (0.77%)
Healthsouth Corp (a)(b)                                                    50,100                     1,171,839
                                                                                            --------------------

Pipelines (0.89%)
El Paso Corp                                                               42,300                       656,496
Oneok Inc                                                                  16,000                       686,560
                                                                                            --------------------
                                                                                           1,343,056
                                                                                            --------------------
Power Converter & Supply Equipment (1.61%)
American Power Conversion Corp                                             79,000                     2,428,460
                                                                                            --------------------

Property & Casualty Insurance (1.07%)
Philadelphia Consolidated Holding Co (a)(b)                                11,720                       528,103
Safeco Corp                                                                 9,100                       582,491
WR Berkley Corp                                                            15,461                       511,605
                                                                                            --------------------
                                                                                           1,622,199
                                                                                            --------------------
Publishing - Periodicals (0.98%)
Idearc Inc (b)                                                             45,600                     1,478,352
                                                                                            --------------------

Regional Banks (1.38%)
Comerica Inc                                                               13,000                       770,900
Regional Banks
Keycorp                                                                    34,400                     1,313,048
                                                                                            --------------------
                                                                                           2,083,948
                                                                                            --------------------
Reinsurance (0.96%)
Axis Capital Holdings Ltd (b)                                              44,200                     1,456,390
                                                                                            --------------------

REITS - Apartments (1.64%)
AvalonBay Communities Inc (b)                                               6,700                       994,012
Camden Property Trust (b)                                                   9,100                       713,440
Essex Property Trust Inc (b)                                                5,300                       765,002
                                                                                            --------------------
                                                                                           2,472,454
                                                                                            --------------------
REITS - Diversified (0.97%)
Duke Realty Corp (b)                                                       16,100                       710,332
Liberty Property Trust                                                     14,506                       750,540
                                                                                            --------------------
                                                                                           1,460,872
                                                                                            --------------------
REITS - Healthcare (0.75%)
Health Care Property Investors Inc                                         17,000                       701,250
Ventas Inc (b)                                                              9,200                       425,500
                                                                                            --------------------
                                                                                           1,126,750
                                                                                            --------------------
REITS - Hotels (0.50%)
Hospitality Properties Trust                                               15,500                       756,400
                                                                                            --------------------

REITS - Mortgage (0.84%)
Annaly Capital Management Inc (b)                                          92,000                     1,267,760
                                                                                            --------------------

REITS - Office Property (2.18%)
American Financial Realty Trust (b)                                       109,000                     1,218,620
Boston Properties Inc (b)                                                  11,000                     1,386,990
Equity Office Properties Trust                                              2,400                       133,320
Mack-Cali Realty Corp (b)                                                  10,100                       561,964
                                                                                            --------------------
                                                                                           3,300,894
                                                                                            --------------------
REITS - Regional Malls (0.23%)
Taubman Centers Inc (b)                                                     5,900                       343,793
                                                                                            --------------------

REITS - Shopping Centers (0.63%)
Federal Realty Invs Trust (b)                                               4,700                       439,074
Weingarten Realty Investors (b)                                            10,300                       509,953
                                                                                            --------------------
                                                                                             949,027
                                                                                            --------------------
REITS - Warehouse & Industrial (1.85%)
AMB Property Corp                                                          14,600                       888,410
First Industrial Realty Trust Inc (b)                                      21,700                     1,025,542
Prologis                                                                   13,500                       877,500
                                                                                            --------------------
                                                                                           2,791,452
                                                                                            --------------------
Retail - Apparel & Shoe (0.22%)
AnnTaylor Stores Corp (a)                                                   4,600                       158,700
Nordstrom Inc (b)                                                           3,000                       167,130
                                                                                            --------------------
                                                                                             325,830
                                                                                            --------------------
Retail - Auto Parts (1.45%)
Advance Auto Parts Inc                                                     57,900                     2,197,305
                                                                                            --------------------

Retail - Automobile (0.34%)
United Auto Group Inc                                                      21,600                       517,752
                                                                                            --------------------

Retail - Discount (1.82%)
Dollar Tree Stores Inc (a)                                                 12,700                       399,542

Retail - Discount
Family Dollar Stores Inc                                                   72,700                     2,355,480
                                                                                            --------------------
                                                                                           2,755,022
                                                                                            --------------------
Retail - Major Department Store (0.08%)
JC Penney Co Inc                                                            1,507                       122,429
                                                                                            --------------------

Retail - Office Supplies (0.52%)
Office Depot Inc (a)(b)                                                     3,200                       119,648
OfficeMax Inc                                                              13,700                       661,573
                                                                                            --------------------
                                                                                             781,221
                                                                                            --------------------
Retail - Regional Department Store (0.21%)
Dillard's Inc (b)                                                           9,200                       315,928
                                                                                            --------------------

Savings & Loans - Thrifts (1.76%)
New York Community Bancorp Inc                                             53,500                       903,615
People's Bank/Bridgeport CT                                                39,008                     1,754,970
                                                                                            --------------------
                                                                                           2,658,585
                                                                                            --------------------
Semiconductor Component - Integrated Circuits (0.27%)
Atmel Corp (a)                                                             68,000                       406,640
                                                                                            --------------------

Semiconductor Equipment (0.16%)
Teradyne Inc (a)(b)                                                        16,600                       247,340
                                                                                            --------------------

Steel - Producers (0.81%)
Carpenter Technology Corp                                                   2,800                       327,880
Steel Dynamics Inc                                                         22,900                       897,909
                                                                                            --------------------
                                                                                           1,225,789
                                                                                            --------------------
Telecommunication Equipment (0.40%)
Avaya Inc (a)                                                              32,600                       418,258
Harris Corp (b)                                                             3,609                       183,409
                                                                                            --------------------
                                                                                             601,667
                                                                                            --------------------
Telecommunication Equipment - Fiber Optics (0.15%)
Ciena Corp (a)(b)                                                           8,228                       231,124
                                                                                            --------------------

Telecommunication Services (0.36%)
Embarq Corp                                                                 9,700                       538,447
                                                                                            --------------------

Telephone - Integrated (0.65%)
Qwest Communications International Inc (a)(b)                             119,800                       976,370
                                                                                            --------------------

Tobacco (4.41%)
Loews Corp - Carolina Group                                                44,479                     3,048,591
Reynolds American Inc (b)                                                  33,702                     2,173,779
UST Inc (b)                                                                25,000                     1,436,000
                                                                                            --------------------
                                                                                           6,658,370

                                                                                            --------------------
Tools - Hand Held (1.69%)
Snap-On Inc                                                                15,800                       761,718
Stanley Works/The (b)                                                      31,300                     1,792,238
                                                                                            --------------------
                                                                                           2,553,956
                                                                                            --------------------
Toys (1.72%)
Hasbro Inc                                                                 29,500                       837,800
Mattel Inc                                                                 72,400                     1,763,664
                                                                                            --------------------
                                                                                           2,601,464
                                                                                            --------------------

Transport - Services (1.06%)
Ryder System Inc (b)                                                       29,300                     1,598,022
                                                                                            --------------------
TOTAL COMMON STOCKS                                                                      $          150,667,700
                                                                                            --------------------
                                                                        Principal
                                                                          Amount                   Value
                                                               ------------------- -------- --------------------
SHORT TERM INVESTMENTS (0.33%)
Commercial Paper (0.33%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (a)                                                      493,844                       493,844
                                                                                            --------------------
TOTAL SHORT TERM INVESTMENTS                                                             $              493,844
                                                                                            --------------------
MONEY MARKET FUNDS (30.74%)
Money Center Banks (30.74%)
BNY Institutional Cash Reserve Fund (c)                                46,466,000                    46,466,000
                                                                                            --------------------
TOTAL MONEY MARKET FUNDS                                                                 $           46,466,000
                                                                                            --------------------
Total Investments                                                                        $          197,627,544
Liabilities in Excess of Other Assets, Net - (30.76)%                                              (46,489,802)
                                                                                            --------------------
TOTAL NET ASSETS - 100.00%                                                               $          151,137,742
                                                                                            ====================
                                                                                            --------------------

                                                                                            ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $           22,088,715
Unrealized Depreciation                                             (1,617,997)

                                                            --------------------
Net Unrealized Appreciation (Depreciation)                           20,470,718
Cost for federal income tax purposes                                177,156,826


Portfolio Summary (unaudited)
----------------------------------------------------------- --------------------
Sector                                                                  Percent
----------------------------------------------------------- --------------------
Financial                                                                59.81%
Consumer, Non-cyclical                                                   15.58%
Consumer, Cyclical                                                       13.48%
Industrial                                                               12.52%
Utilities                                                                11.91%
Basic Materials                                                           5.32%
Energy                                                                    4.44%
Technology                                                                3.99%
Communications                                                            3.38%
Mortgage Securities                                                       0.33%
Liabilities in Excess of Other Assets, Net                            (-30.76%)
                                                            --------------------
TOTAL NET ASSETS                                                        100.00%
                                                            ====================


Schedule of Investments
January 31, 2007 (unaudited)
Money Market Fund
                                                                               Principal
                                                                                 Amount                          Value
COMMERCIAL PAPER (65.46%)
Asset Backed Securities (5.63%)
CAFCO
5.25%, 2/ 8/2007                                                              3,800,000        $            3,796,121
5.27%, 2/20/2007                                                               3,800,000                     3,789,431
5.25%, 2/22/2007                                                               3,100,000                     3,090,506
5.245%, 2/27/2007                                                              4,400,000                     4,383,333
5.26%, 3/22/2007                                                              12,950,000                    12,857,285
FCAR Owner Trust I
5.25%, 2/13/2007                                                               4,300,000                     4,292,475
5.26%, 2/21/2007                                                              15,000,000                    14,956,167
5.24%, 3/15/2007                                                               3,800,000                     3,776,769
5.23%, 3/23/2007                                                               3,800,000                     3,772,397
5.25%, 4/16/2007                                                               9,000,000                     8,902,875
5.25%, 4/26/2007                                                               5,000,000                     4,938,750
Windmill Funding
5.24%, 2/ 6/2007                                                               3,800,000                     3,797,235
5.25%, 3/ 1/2007                                                               4,280,000                     4,262,523
5.24%, 3/ 9/2007                                                               4,400,000                     4,376,944
5.24%, 3/14/2007                                                               4,500,000                     4,473,145
5.24%, 3/15/2007                                                              17,000,000                    16,896,073
5.23%, 3/20/2007                                                               5,000,000                     4,965,860
5.25%, 5/17/2007                                                              20,000,000                    19,697,833
                                                                                                   --------------------
                                                                                                127,025,722

                                                                                                   --------------------
Chemicals - Diversified (0.70%)
BASF AG
5.23%, 2/ 2/2007                                                               4,400,000                     4,399,361
5.23%, 4/ 4/2007                                                               4,000,000                     3,963,971
5.22%, 5/11/2007                                                               4,000,000                     3,942,580
5.19%, 6/14/2007                                                               3,470,000                     3,403,465
                                                                                                   --------------------
                                                                                                 15,709,377
                                                                                                   --------------------
Commercial Banks (7.20%)
Caylon North America
5.235%, 2/ 9/2007                                                              4,760,000                     4,754,463
5.235%, 2/20/2007                                                              3,165,000                     3,156,255
5.25%, 3/ 9/2007                                                               4,500,000                     4,476,375
Credit Suisse First Boston
5.31%, 2/28/2007                                                              25,000,000                    24,901,750
5.30%, 3/12/2007                                                              15,000,000                    14,915,013
Nordea North America
5.23%, 4/ 5/2007                                                               4,400,000                     4,359,729
5.21%, 6/11/2007                                                               1,000,000                       981,186
Skandinaviska Enskilda Banken
5.24%, 2/ 5/2007                                                               4,000,000                     3,997,671
5.23%, 2/26/2007                                                               4,800,000                     4,782,567
5.23%, 2/28/2007                                                               3,000,000                     2,988,232
5.225%, 3/14/2007                                                              5,000,000                     4,970,247
Societe Generale North America Inc
5.31%, 2/13/2007                                                              15,000,000                    14,973,800
5.23%, 2/16/2007                                                               4,100,000                     4,091,065
5.32%, 2/20/2007                                                              10,000,000                     9,972,292
5.24%, 3/ 1/2007                                                               3,000,000                     2,987,773
5.27%, 4/20/2007                                                              10,000,000                     9,887,333

Commercial Banks
Societe Generale North America Inc (continued)
5.21%, 5/ 4/2007                                                               2,320,000                     2,289,110
5.22%, 6/20/2007                                                              10,000,000                     9,800,574
Svenska Handelsbanken
5.23%, 2/28/2007                                                               3,400,000                     3,386,663
5.23%, 3/ 8/2007                                                               3,000,000                     2,984,746
5.23%, 4/ 4/2007                                                               3,100,000                     3,072,078
5.23%, 4/10/2007                                                               3,000,000                     2,970,363
Westpac Banking Corp
5.23%, 2/ 5/2007                                                               3,045,000                     3,043,231
5.23%, 2/20/2007                                                               4,300,000                     4,288,131
5.24%, 3/29/2007                                                               5,000,000                     4,959,167
5.23%, 4/ 9/2007                                                               5,000,000                     4,951,332
Westpac Trust Securities Ltd.
5.26%, 3/ 6/2007                                                               4,745,000                     4,722,121
                                                                                                   --------------------
                                                                                                162,663,267

                                                                                                   --------------------
Diversified Financial Services (3.15%)
Amstel Funding
5.24%, 3/29/2007                                                               3,970,000                     3,937,640
5.20%, 4/17/2007                                                               3,700,000                     3,660,071
General Electric Capital
5.23%, 2/15/2007                                                               5,000,000                     4,989,831
5.24%, 2/21/2007                                                               3,000,000                     2,991,267
5.22%, 4/ 6/2007                                                               2,050,000                     2,030,976
5.185%, 6/25/2007                                                             25,000,000                    24,484,000
5.125%, 9/ 4/2007                                                             15,000,000                    14,542,229
5.104%, 9/20/2007                                                             15,000,000                    14,510,087
                                                                                                   --------------------
                                                                                                 71,146,101
                                                                                                   --------------------
Diversified Manufacturing Operations (0.83%)
Danaher Corp
5.25%, 2/ 6/2007                                                              15,000,000                    14,989,062
General Electric
5.22%, 3/ 7/2007                                                               3,640,000                     3,622,055
                                                                                                   --------------------
                                                                                                 18,611,117
                                                                                                   --------------------
Finance - Auto Loans (1.50%)
Paccar Financial
5.22%, 2/13/2007                                                               3,675,000                     3,668,605
5.22%, 3/ 1/2007                                                               2,520,000                     2,509,769
Toyota Motor Credit
5.31%, 2/20/2007                                                               5,178,000                     5,163,680
5.24%, 3/27/2007                                                               1,000,000                       992,140
5.22%, 4/ 5/2007                                                               2,025,000                     2,006,502
5.21%, 4/26/2007                                                               5,000,000                     4,939,217
5.097%, 9/25/2007                                                             15,000,000                    14,499,483
                                                                                                   --------------------
                                                                                                 33,779,396
                                                                                                   --------------------
Finance - Commercial (1.15%)
CIT Group
5.24%, 2/14/2007                                                               4,300,000                     4,291,864
5.25%, 2/21/2007                                                               4,200,000                     4,187,750
5.25%, 2/23/2007                                                               4,900,000                     4,884,279
5.19%, 4/10/2007                                                               2,100,000                     2,079,413
5.22%, 7/11/2007                                                              10,770,000                    10,520,136
                                                                                                   --------------------
                                                                                                 25,963,442
                                                                                                   --------------------
Finance - Investment Banker & Broker (7.09%)
Bear Stearns
5.25%, 2/ 7/2007                                                               4,800,000                     4,795,800
5.23%, 3/ 1/2007                                                               3,800,000                     3,784,542
Finance - Investment Banker & Broker
Bear Stearns (continued)
5.23%, 3/ 2/2007                                                               4,400,000                     4,381,463
5.22%, 4/19/2007                                                               4,700,000                     4,647,524
Citigroup Funding
5.24%, 2/ 8/2007                                                               5,000,000                     4,994,906
5.26%, 2/12/2007                                                               4,800,000                     4,792,285
5.24%, 5/10/2007                                                              10,000,000                     9,857,355
ING U.S. Funding
5.235%, 2/ 9/2007                                                              4,300,000                     4,294,998
5.235%, 2/14/2007                                                              4,400,000                     4,391,682
5.23%, 3/30/2007                                                               7,920,000                     7,854,416
5.25%, 6/18/2007                                                              14,000,000                    13,724,021
JP Morgan Chase
5.24%, 2/ 6/2007                                                               3,530,000                     3,527,431
Morgan Stanley
5.24%, 2/22/2007                                                               4,990,000                     4,974,747
5.24%, 3/ 7/2007                                                               4,000,000                     3,980,204
5.23%, 3/15/2007                                                               3,010,000                     2,991,634
5.23%, 3/16/2007                                                               4,300,000                     4,273,138
5.23%, 4/18/2007                                                               4,000,000                     3,955,836
5.24%, 5/ 4/2007                                                                 860,000                       848,528
5.26%, 6/14/2007                                                              25,000,000                    24,520,646
0.00%, 12/31/2007 (a)                                                         43,600,000                    43,600,000
                                                                                                   --------------------
                                                                                                160,191,156
                                                                                                   --------------------
Finance - Leasing Company (0.64%)
River Fuel Funding
5.25%, 4/27/2007                                                               9,000,000                     8,888,437
5.25%, 4/30/2007                                                               5,640,000                     5,567,620
                                                                                                   --------------------
                                                                                                 14,456,057
                                                                                                   --------------------
Finance - Other Services (5.23%)
Commoloco
5.25%, 2/26/2007                                                              10,000,000                     9,963,542
5.245%, 3/ 2/2007                                                              5,000,000                     4,978,874
CRC Funding
5.25%, 2/26/2007                                                               3,600,000                     3,586,875
5.25%, 3/ 5/2007                                                              15,000,000                    14,930,000
5.24%, 3/ 7/2007                                                               5,000,000                     4,975,255
5.24%, 3/13/2007                                                               5,000,000                     4,970,889
5.25%, 3/19/2007                                                               3,800,000                     3,774,508
HSBC Funding
5.22%, 3/ 2/2007                                                               2,260,000                     2,250,497
5.23%, 3/ 9/2007                                                               3,400,000                     3,382,218
5.23%, 3/12/2007                                                               2,715,000                     2,699,617
5.24%, 3/13/2007                                                               4,800,000                     4,772,053
5.24%, 3/21/2007                                                               4,600,000                     4,567,861
5.21%, 3/22/2007                                                               4,500,000                     4,468,089
Park Avenue Receivables Company
5.25%, 2/ 8/2007                                                               5,000,000                     4,994,896
5.27%, 2/ 8/2007                                                              10,000,000                     9,989,753
5.26%, 2/21/2007                                                               3,025,000                     3,016,160
5.22%, 3/ 2/2007                                                               3,000,000                     2,987,385
5.24%, 3/27/2007                                                              10,000,000                     9,921,400
Private Export Funding
5.22%, 2/23/2007                                                               4,760,000                     4,744,816
5.19%, 3/13/2007                                                               4,280,000                     4,255,319
5.20%, 5/ 3/2007                                                               4,700,000                     4,638,221

Finance - Other Services
Private Export Funding (continued)
5.20%, 5/17/2007                                                               4,400,000                     4,333,267
                                                                                                   --------------------
                                                                                                118,201,495
                                                                                                   --------------------
Money Center Banks (9.09%)
Allied Irish Bank
5.31%, 2/28/2007                                                              25,000,000                    24,901,750
5.23%, 7/25/2007                                                              25,000,000                    24,376,500
Bank of America
5.24%, 3/ 5/2007                                                               4,700,000                     4,678,108
5.24%, 3/12/2007                                                               4,300,000                     4,275,590
5.24%, 3/16/2007                                                               4,885,000                     4,854,425
5.235%, 4/25/2007                                                             10,000,000                     9,879,304
5.28%, 4/27/2007                                                               7,500,000                     7,407,740
BNP Paribas Finance
5.235%, 2/13/2007                                                              4,125,000                     4,117,802
5.245%, 2/14/2007                                                              4,600,000                     4,591,288
5.175%, 7/ 5/2007                                                             25,000,000                    24,447,632
Deutsche Bank Financial Inc
5.25%, 2/ 7/2007                                                              30,000,000                    29,973,750
HBOS Treasury Services
5.245%, 2/ 7/2007                                                              2,400,000                     2,397,902
5.24%, 3/ 5/2007                                                               3,700,000                     3,682,766
5.225%, 3/ 8/2007                                                              3,800,000                     3,780,697
5.25%, 3/19/2007                                                               2,020,000                     2,006,449
5.25%, 3/21/2007                                                               1,000,000                       993,000
5.24%, 4/23/2007                                                               7,000,000                     6,917,470
UBS Finance Delaware LLC
5.23%, 3/ 8/2007                                                               3,300,000                     3,283,220
5.24%, 3/ 8/2007                                                               4,500,000                     4,477,075
5.20%, 4/ 2/2007                                                               3,125,000                     3,097,917
5.23%, 4/ 5/2007                                                               5,000,000                     4,954,238
5.25%, 6/12/2007                                                              11,799,000                    11,576,595
5.171%, 7/ 9/2007                                                             15,000,000                    14,659,971
                                                                                                   --------------------
                                                                                                205,331,189
                                                                                                   --------------------
Mortgage Banks (0.37%)
Northern Rock PLC
5.245%, 2/ 2/2007                                                              3,730,000                     3,729,456
5.25%, 3/ 6/2007                                                               4,590,000                     4,567,911
                                                                                                   --------------------
                                                                                                  8,297,367
                                                                                                   --------------------
Multi-line Insurance (0.31%)
Genworth Financial
5.23%, 2/ 9/2007                                                               3,800,000                     3,795,583
5.24%, 2/27/2007                                                               3,251,000                     3,238,697
                                                                                                   --------------------
                                                                                                  7,034,280
                                                                                                   --------------------
Special Purpose Entity (19.13%)
Barclays U.S. Funding
5.25%, 3/19/2007                                                               5,000,000                     4,966,458
5.25%, 3/28/2007                                                               3,900,000                     3,868,719
5.23%, 4/20/2007                                                               3,900,000                     3,855,807
Charta LLC
5.26%, 2/13/2007                                                               3,900,000                     3,893,162
5.26%, 3/ 9/2007                                                              10,000,000                     9,947,400
5.27%, 3/20/2007                                                               8,800,000                     8,739,454
5.25%, 3/28/2007                                                              10,000,000                     9,919,792
5.23%, 4/12/2007                                                               4,400,000                     4,355,254
Compass Securitization
5.27%, 2/15/2007                                                               4,800,000                     4,790,163

Special Purpose Entity
Compass Securitization (continued)
5.26%, 2/21/2007                                                               9,260,000                     9,232,940
5.25%, 3/15/2007                                                               4,800,000                     4,770,600
Coop Association of Tractor Dealers
5.35%, 2/ 5/2007                                                               6,259,000                     6,255,328
5.36%, 2/27/2007                                                              10,000,000                     9,961,794
5.36%, 3/ 2/2007                                                               9,266,000                     9,226,574
5.35%, 4/ 3/2007                                                               4,016,000                     3,980,070
5.33%, 4/10/2007                                                               5,239,000                     5,186,948
5.30%, 4/24/2007                                                               4,148,000                     4,098,586
5.30%, 4/27/2007                                                               3,617,000                     3,572,335
5.28%, 5/22/2007                                                               8,000,000                     7,872,644
5.28%, 6/ 8/2007                                                               3,485,000                     3,420,947
5.303%, 7/ 3/2007                                                              6,600,000                     6,454,815
Galaxy Funding
5.25%, 2/ 6/2007                                                               4,400,000                     4,396,792
5.23%, 3/ 6/2007                                                               4,300,000                     4,279,385
5.24%, 4/25/2007                                                               9,000,000                     8,891,270
5.24%, 4/30/2007                                                               9,000,000                     8,884,720
Grampian Funding
5.25%, 2/ 1/2007                                                               4,100,000                     4,100,000
5.25%, 2/15/2007                                                               4,500,000                     4,490,812
5.23%, 4/23/2007                                                               4,400,000                     4,348,223
5.22%, 5/25/2007                                                              10,000,000                     9,836,150
5.19%, 6/11/2007                                                               3,040,000                     2,983,025
Prudential Funding Corp
5.24%, 2/28/2007                                                               3,900,000                     3,884,673
5.24%, 4/19/2007                                                               6,530,000                     6,456,813
5.24%, 4/23/2007                                                              10,000,000                     9,882,100
5.24%, 4/24/2007                                                               9,000,000                     8,892,580
5.24%, 5/ 1/2007                                                              15,000,000                    14,805,683
Ranger Funding
5.24%, 2/ 5/2007                                                               3,800,000                     3,797,788
5.26%, 2/16/2007                                                              15,000,000                    14,967,125
5.26%, 2/23/2007                                                               4,500,000                     4,485,535
5.25%, 3/ 7/2007                                                               9,255,000                     9,209,111
5.25%, 3/12/2007                                                               3,000,000                     2,982,938
5.24%, 3/23/2007                                                               7,230,000                     7,177,382
Scaldis Capital
5.24%, 2/ 2/2007                                                               3,400,000                     3,399,505
5.26%, 2/ 2/2007                                                               1,200,000                     1,199,825
5.26%, 3/16/2007                                                               4,400,000                     4,372,356
5.23%, 3/26/2007                                                               4,436,000                     4,401,844
Sheffield Receivables
1.34%, 2/ 6/2007                                                               3,600,000                     3,597,370
5.26%, 2/ 7/2007                                                               3,400,000                     3,397,019
5.24%, 3/28/2007                                                               2,180,000                     2,162,548
Stanfield Victoria Funding
5.24%, 3/28/2007                                                               3,600,000                     3,571,180
5.23%, 4/ 3/2007                                                               3,800,000                     3,766,325
Surrey Funding
5.25%, 3/21/2007                                                              15,730,000                    15,619,995
5.25%, 3/26/2007                                                               9,000,000                     8,930,437
Tulip Funding Corp.
5.25%, 2/16/2007                                                               3,300,000                     3,292,781
Variable Funding Capital Corp LLC
5.25%, 2/ 5/2007                                                               4,400,000                     4,397,433
5.25%, 2/12/2007                                                              12,100,000                    12,080,571
5.26%, 2/14/2007                                                              20,000,000                    19,962,011
Special Purpose Entity
Whistlejacket Capital Ltd
5.27%, 2/15/2007                                                              14,400,000                    14,370,488
White Pine Finance
5.27%, 2/21/2007                                                              12,480,000                    12,443,461
Yorktown Capital
5.26%, 2/ 1/2007                                                               4,700,000                     4,700,000
5.25%, 2/ 9/2007                                                              15,000,000                    14,982,500
5.25%, 2/14/2007                                                              20,000,000                    19,962,083
5.26%, 2/22/2007                                                               4,400,000                     4,386,499
                                                                                                   --------------------
                                                                                                432,118,126
                                                                                                   --------------------
Supranational Bank (0.37%)
Corp Andina de Fomento
5.26%, 2/12/2007                                                               4,600,000                     4,592,607
5.26%, 3/27/2007                                                               3,800,000                     3,770,018
                                                                                                   --------------------
                                                                                                  8,362,625
                                                                                                   --------------------
Telephone - Integrated (2.63%)
AT&T Inc
5.24%, 2/14/2007                                                              10,000,000                     9,981,078
5.25%, 3/ 5/2007                                                               3,560,000                     3,543,387
5.24%, 3/22/2007                                                               3,800,000                     3,772,897
5.24%, 3/26/2007                                                              10,200,000                    10,121,313
Telstra Corp
5.29%, 2/ 1/2007                                                               3,900,000                     3,900,000
5.28%, 2/ 7/2007                                                               4,500,000                     4,496,040
5.27%, 2/21/2007                                                               1,035,000                     1,031,958
5.28%, 3/ 8/2007                                                              10,000,000                     9,948,667
5.28%, 4/11/2007                                                               2,800,000                     2,771,664
5.25%, 5/ 4/2007                                                              10,000,000                     9,865,833
                                                                                                   --------------------
                                                                                                 59,432,837
                                                                                                   --------------------
Tools - Hand held (0.44%)
Stanley Works
5.25%, 2/22/2007                                                              10,000,000                     9,969,375
                                                                                                   --------------------
TOTAL COMMERCIAL PAPER                                                                          $        1,478,292,929
                                                                                                   --------------------
CERTIFICATE OF DEPOSIT (0.82%)
Commercial Banks (0.82%)
Citibank
5.32%, 2/16/2007                                                               3,600,000                     3,600,015
Toronto Dominion Bank
5.30%, 4/13/2007                                                              15,000,000                    14,998,580
                                                                                                   --------------------
                                                                                                 18,598,595
                                                                                                   --------------------
TOTAL CERTIFICATE OF DEPOSIT                                                                    $           18,598,595
                                                                                                   --------------------
BONDS (25.02%)
Asset Backed Securities (0.31%)
Caterpillar Financial Asset Trust
5.45%, 3/26/2007                                                                 393,775                       393,775
Household Automotive Trust
5.33%, 2/17/2008                                                               6,700,000                     6,700,000
                                                                                                   --------------------
                                                                                                  7,093,775
                                                                                                   --------------------
Auto - Car & Light Trucks (0.15%)
BMW US Capital LLC
5.30%, 2/ 5/2007 (b)(c)                                                        3,300,000                     3,300,000
                                                                                                   --------------------

Automobile Sequential (0.86%)
AmeriCredit Automobile Receivables Trust
5.35%, 3/ 6/2007                                                                 832,498                       832,498
5.31%, 7/ 6/2007                                                               3,330,000                     3,330,000

Automobile Sequential
Capital Auto Receivables Asset Trust
5.34%, 5/15/2007                                                               2,134,448                     2,134,448
Carmax Auto Owner Trust
5.31%, 2/15/2008                                                               5,400,000                     5,400,000
CPS Auto Trust
5.39%, 4/16/2007 (b)(c)                                                        1,571,162                     1,571,162
Honda Auto Receivables Owner Trust
5.42%, 4/23/2007                                                                 970,742                       970,742
JPMorgan Auto Receivables Trust
5.39%, 3/15/2007 (c)                                                           1,105,261                     1,105,261
Nissan Auto Lease Trust
5.35%, 6/15/2007                                                               1,382,871                     1,382,871
Triad Auto Receivables Owner Trust
5.34%, 5/14/2007                                                                 984,200                       984,200
Volkswagen Auto Lease Trust
5.52%, 8/20/2007                                                               1,643,862                     1,643,862
                                                                                                   --------------------
                                                                                                 19,355,043
                                                                                                   --------------------
Commercial Banks (1.54%)
Canadian Imperial Bank of Commerce/New
5.41%, 3/15/2007                                                              20,860,000                    20,861,335
US Bank NA/Cincinnati OH
2.87%, 2/ 1/2007                                                              14,055,000                    14,055,000
                                                                                                   --------------------
                                                                                                 34,916,335
                                                                                                   --------------------
Consulting Services (0.10%)
Barnes & Thornburg LLP
5.37%, 12/ 1/2055                                                              2,300,000                     2,300,000
                                                                                                   --------------------

Diversified Financial Services (0.26%)
General Electric Capital Corp
5.00%, 2/15/2007                                                               2,800,000                     2,799,610
8.75%, 5/21/2007                                                               3,100,000                     3,129,460
                                                                                                   --------------------
                                                                                                  5,929,070
                                                                                                   --------------------
Finance - Auto Loans (2.97%)
American Honda Finance Corp
5.48%, 2/12/2007 (c)                                                          12,000,000                    12,000,371
5.46%, 4/13/2007 (c)                                                          15,000,000                    15,003,804
5.46%, 4/27/2007 (c)                                                          14,998,000                    15,001,690
Toyota Motor Credit Corp
5.30%, 2/ 1/2007                                                              25,000,000                    25,000,000
                                                                                                   --------------------
                                                                                                 67,005,865
                                                                                                   --------------------
Finance - Commercial (0.97%)
Caterpillar Financial Services Corp
5.39%, 2/12/2007 (b)                                                           2,600,000                     2,599,985
CIT Group Inc
7.38%, 4/ 2/2007                                                              19,160,000                    19,217,457
                                                                                                   --------------------
                                                                                                 21,817,442
                                                                                                   --------------------
Finance - Consumer Loans (0.51%)
HSBC Finance Corp
7.88%, 3/ 1/2007                                                              11,524,000                    11,545,580
                                                                                                   --------------------

Finance - Investment Banker & Broker (1.13%)
JPMorgan Chase & Co
5.30%, 2/ 2/2007                                                               2,500,000                     2,500,000
Merrill Lynch & Co Inc
5.50%, 2/27/2007                                                              13,763,000                    13,764,271
5.34%, 3/27/2007                                                               3,300,000                     3,300,000

Finance - Investment Banker & Broker
Morgan Stanley Group Inc
6.88%, 3/ 1/2007                                                               5,918,000                     5,924,640
                                                                                                   --------------------
                                                                                                 25,488,911
                                                                                                   --------------------
Medical - Hospitals (0.57%)
Portland Clinic LLP/The
5.33%, 11/20/2027                                                             12,960,000                    12,960,000
                                                                                                   --------------------

Medical - Outpatient & Home Medical Care (0.30%)
Everett Clinic PS
5.32%, 5/ 1/2022                                                               6,900,000                     6,900,000
                                                                                                   --------------------

Publishing - Newspapers (0.16%)
Gannett Co Inc
5.50%, 4/ 1/2007                                                               3,550,000                     3,550,386
                                                                                                   --------------------

Regional Banks (0.55%)
Fifth Third Bancorp
5.37%, 6/ 1/2018                                                               1,080,000                     1,080,000
Wells Fargo & Co
5.43%, 3/23/2007                                                              11,285,000                    11,286,695
                                                                                                   --------------------
                                                                                                 12,366,695
                                                                                                   --------------------
REITS - Diversified (0.11%)
Medical Properties Inc
5.33%, 12/22/2024                                                              2,400,000                     2,400,000
                                                                                                   --------------------

Resorts & Theme Parks (0.11%)
Sawmill Creek Lodge Co
5.37%, 10/ 1/2026                                                              2,500,000                     2,500,000
                                                                                                   --------------------

Special Purpose Entity (14.42%)
2440 LLC
5.37%, 5/ 1/2024 (c)                                                           3,540,000                     3,540,000
2880 Stevens Creek LLC
5.35%, 11/ 1/2033                                                              9,450,000                     9,450,000
Advance Packaging Corp
5.33%, 10/ 1/2036                                                             11,200,000                    11,200,000
Aerospace Corp
5.31%, 6/ 1/2036 (c)                                                          50,000,000                    50,000,000
AFS Associates LP
5.37%, 9/ 1/2040                                                               2,000,000                     2,000,000
Allstate Life Global Funding Trusts
5.30%, 2/ 5/2007 (b)                                                           3,200,000                     3,200,000
Assk Properties
5.50%, 12/ 1/2017                                                              2,450,000                     2,450,000
Banaba Properties LLC
5.37%, 3/ 1/2020                                                                 900,000                       900,000
Bedford Hills Golf Club Inc
5.37%, 4/ 1/2013                                                               1,315,000                     1,315,000
Boardwalk Enterprises Ltd
5.37%, 4/ 1/2024                                                               2,245,000                     2,245,000
Brookville Enterprises Inc
5.37%, 10/ 1/2025                                                              2,810,000                     2,810,000
Campus Research Corp
5.55%, 6/ 1/2013                                                               3,000,000                     3,000,000
Cannon County Hospital LLC
5.37%, 6/ 1/2026                                                               2,000,000                     2,000,000

Special Purpose Entity
Chatham Capital Corp
5.33%, 11/ 1/2028                                                             11,080,000                    11,080,000
Community Housing Development Corp
5.40%, 8/ 1/2024                                                               1,700,000                     1,700,000
Corporate Finance Managers Inc
5.40%, 2/ 2/2043                                                              18,340,000                    18,340,000
CorVasc Real Estate Enterprises LLC
5.37%, 5/ 1/2024                                                               1,165,000                     1,165,000
D&I Properties LLC
5.35%, 11/ 1/2034                                                              2,765,000                     2,765,000
Exal Corp
5.37%, 3/ 1/2009                                                               3,355,000                     3,355,000
Forward Corp
5.33%, 12/ 1/2030                                                              3,900,000                     3,900,000
Foster/Schweihofer Real Estate Co LLC
5.37%, 9/20/2033                                                               6,475,000                     6,475,000
Gold Key Processing Ltd
5.37%, 7/ 1/2024                                                               2,035,000                     2,035,000
Golf Gate Apartments
5.40%, 9/ 1/2028                                                               2,000,000                     2,000,000
Henderson Regional Industrial Development Authority
5.37%, 7/ 1/2023                                                               2,115,000                     2,115,000
IHA Capital Development LLC
5.37%, 7/ 1/2028                                                               2,955,000                     2,955,000
ISO Building LLC
5.37%, 3/ 1/2023 (c)                                                           1,000,000                     1,000,000
Jul-Mark Investments LLC
5.37%, 10/ 1/2025                                                              1,000,000                     1,000,000
KAT LLC
5.37%, 6/ 1/2029                                                               1,048,000                     1,048,000
KL Morris Family LP
5.37%, 2/ 1/2020                                                               1,795,000                     1,795,000
LAL Holding Co
5.37%, 8/ 1/2019                                                               1,500,000                     1,500,000
Lauren Co LLC
5.40%, 7/ 1/2033                                                                 910,000                       910,000
Lee Family Partnership LLC
5.37%, 6/ 1/2034                                                               1,000,000                     1,000,000
Martin Road Investments/Gardner Family
5.37%, 10/ 1/2027                                                                700,000                       700,000
MBIA Global Funding LLC
5.39%, 2/ 1/2007 (c)                                                          81,000,000                    81,000,000
Meyer Cookware Industries Inc
5.35%, 5/ 1/2027                                                               6,465,000                     6,465,000
Michigan Equity Group LLC
5.37%, 4/ 1/2034                                                               6,820,000                     6,820,000
National Coney Island Financial LLC
5.33%, 10/ 1/2030                                                              6,400,000                     6,400,000
Ness Family Partners LP
5.35%, 9/ 1/2034                                                               2,920,000                     2,920,000
NGSP Inc
5.35%, 6/ 1/2046                                                              20,000,000                    20,000,000
No S Properties LLC
5.37%, 8/ 1/2024                                                               2,690,000                     2,690,000
North Coast Quarry Ltd
5.37%, 7/ 1/2031                                                               2,250,000                     2,250,000
Pineview Estates LC
5.33%, 1/ 1/2023                                                               5,140,000                     5,140,000

Special Purpose Entity
Realty Holding Co LLC
5.37%, 5/ 1/2024 (c)                                                           1,530,000                     1,530,000
RO Davis Real Estate LLC
5.37%, 4/ 1/2023                                                               1,335,000                     1,335,000
Robert C Fox Jr Inc
5.35%, 6/ 1/2033                                                               3,370,000                     3,370,000
Rockwood Quarry LLC
5.33%, 12/ 1/2022                                                              4,200,000                     4,200,000
Sanders CRS Exchange LLC
5.56%, 4/ 1/2007                                                               1,200,000                     1,200,000
SJD Service Co LLC
5.37%, 10/ 1/2023                                                              1,190,000                     1,190,000
Skeletal Properties LLC/Tri-State Ortho
5.37%, 11/ 1/2014                                                              5,035,000                     5,035,000
Spartan Medical Facility LP
5.37%, 12/ 1/2026                                                              2,750,000                     2,750,000
Tacoma Goodwill Industries Rehab Center
5.35%, 2/ 1/2023                                                               3,060,000                     3,060,000
Titan Holdings Group LLC
5.37%, 5/ 1/2012                                                               3,890,000                     3,890,000
Watts Brothers Frozen Foods LLC
5.37%, 7/ 1/2013                                                               1,208,000                     1,208,000
Westgate Investment Fund
5.40%, 2/ 1/2012                                                               2,260,000                     2,260,000
                                                                                                   --------------------
                                                                                                325,661,000
                                                                                                   --------------------
TOTAL BONDS                                                                                     $          565,090,102
                                                                                                   --------------------
TAX-EXEMPT BONDS (8.93%)
Alaska (0.17%)
Four Dam Pool Power Agency  Dexia
5.35%, 7/ 1/2026                                                               3,930,000                     3,930,000
                                                                                                   --------------------

Arizona (0.49%)
Glendale Industrial Development Authoriy  Bank of New York
5.35%, 7/ 1/2035                                                               7,495,000                     7,495,000
Tucson Airport Authority Inc/AZ  Bank of America
5.35%, 12/ 1/2018                                                              3,635,000                     3,635,000
                                                                                                   --------------------
                                                                                                 11,130,000
                                                                                                   --------------------
California (3.00%)
Abag Finance Authority for Nonprofit Co  Bank of New York
5.32%, 11/ 1/2031                                                              2,000,000                     2,000,000
Alameda County Industrial Development Authority  Comerica Bank
5.35%, 6/ 1/2030                                                               2,060,000                     2,060,000
5.35%, 4/ 1/2034                                                                 635,000                       635,000
California Statewide Communities Development  Fannie Mae
5.34%, 8/15/2034                                                               1,000,000                     1,000,000
City of Fairfield CA  Landesbank Hessen-Thueringen
5.32%, 6/ 1/2034                                                               6,700,000                     6,700,000
City of Long Beach CA  Allied Irish Bank
5.35%, 11/ 1/2030                                                              2,900,000                     2,900,000
City of Richmond CA  Fannie Mae
5.33%, 8/15/2037                                                               3,200,000                     3,200,000
City of Santa Rosa CA  Lnadesbank Hessen- Thueringen
5.32%, 9/ 1/2024                                                               4,835,000                     4,835,000
Kern Water Bank Authority  Wells Fargo
5.40%, 7/ 1/2028                                                               2,700,000                     2,700,000
San Jose Financing Authority  Ambac
5.36%, 7/ 1/2024                                                               8,000,000                     8,000,000

California
San Jose Redevelopment Agency/CA  JP Morgan Chase
5.30%, 8/ 1/2028                                                              33,750,000                    33,750,000
                                                                                                   --------------------
                                                                                                 67,780,000
                                                                                                   --------------------
Colorado (0.17%)
Colorado Housing & Finance Authority/CO  Wells Fargo
5.40%, 4/ 1/2029                                                               1,055,000                     1,055,000
County of Kit Carson CO  Wells Fargo
5.32%, 6/ 1/2027                                                               2,100,000                     2,100,000
County of Montrose CO  Wells Fargo
5.40%, 6/ 1/2010                                                                 600,000                       600,000
                                                                                                   --------------------
                                                                                                  3,755,000
                                                                                                   --------------------
Florida (0.10%)
Orange County Housing Finance Authority  Wachovia
5.34%, 9/15/2036                                                               2,320,000                     2,320,000
                                                                                                   --------------------

Georgia (1.12%)
Acworth Downtown Development Authority  CIFG
5.35%, 1/ 1/2026                                                              13,500,000                    13,500,000
Savannah College of Art & Design Inc  Bank of America
5.35%, 4/ 1/2024                                                               2,600,000                     2,600,000
South Fulton Municipal Regional Jail Authority  MBIA
5.35%, 11/ 1/2017                                                              9,100,000                     9,100,000
                                                                                                   --------------------
                                                                                                 25,200,000
                                                                                                   --------------------
Illinois (0.86%)
Memorial Health System/IL  JP Morgan Chase
5.32%, 10/ 1/2024                                                             19,430,000                    19,430,000
                                                                                                   --------------------

Kentucky (0.13%)
Florence KY  Fifth Third Bank
5.37%, 4/15/2035                                                               3,000,000                     3,000,000
                                                                                                   --------------------

Massachusetts (0.10%)
Massachusetts Development Finance Agency  JP Morgan Chase
5.35%, 7/ 1/2016                                                               2,165,000                     2,165,000
                                                                                                   --------------------

Michigan (0.38%)
Michigan State Housing Development Authority  MBIA
5.36%, 6/ 1/2030                                                               8,570,000                     8,570,000
                                                                                                   --------------------

Minnesota (0.10%)
City of Plymouth MN  FSA
5.32%, 6/ 1/2024                                                               2,240,000                     2,240,000
                                                                                                   --------------------

New Jersey (0.12%)
New Jersey Economic Development Authority  MBIA
3.50%, 3/15/2007                                                               2,690,000                     2,684,908
                                                                                                   --------------------

New Mexico (0.23%)
County of Bernalillo NM  Bank of America
5.35%, 9/ 1/2030                                                               5,200,000                     5,200,000
                                                                                                   --------------------

New York (0.24%)
New York City Housing Development Corp  Landesbank Hessen-Thueringen
5.33%, 6/ 1/2039                                                               5,500,000                     5,500,000
                                                                                                   --------------------


North Carolina (0.48%)
North Carolina Capital Facilities Finance  Bank of America
5.35%, 9/ 1/2018                                                              10,890,000                    10,890,000
                                                                                                   --------------------

Oklahoma (0.29%)
University Hospital  Bank of America
5.35%, 8/15/2021                                                               6,580,000                     6,580,000
                                                                                                   --------------------

Oregon (0.06%)
Lake Oswego Redevelopment Agency/OR  Wells Fargo
5.40%, 6/ 1/2020                                                               1,285,000                     1,285,000
                                                                                                   --------------------

Utah (0.31%)
Utah Telecommunication Open Infrastructure  Bank of America
5.35%, 7/15/2026                                                               7,000,000                     7,000,000
                                                                                                   --------------------

Washington (0.58%)
Washington State Housing Finance Commission  Bank of America
5.35%, 3/15/2039                                                               2,185,000                     2,185,000
5.34%, 12/ 1/2040                                                              2,020,000                     2,020,000
Washington State Housing Finance Commission  Fannie Mae
5.34%, 9/ 1/2028                                                               1,505,000                     1,505,000
5.33%, 9/15/2037                                                               2,730,000                     2,730,000
5.33%, 12/15/2037                                                              3,855,000                     3,855,000
Washington State Housing Finance Commission  US Bank
5.37%, 12/ 1/2028                                                                760,000                       760,000
                                                                                                   --------------------
                                                                                                 13,055,000
                                                                                                   --------------------
TOTAL TAX-EXEMPT BONDS                                                                          $          201,714,908
                                                                                                   --------------------
Total Investments                                                                               $        2,263,696,534
Liabilities in Excess of Other Assets, Net - (0.23)%                                                       (5,184,443)
                                                                                                   --------------------
TOTAL NET ASSETS - 100.00%                                                                      $        2,258,512,091
                                                                                                   ====================
                                                                                                   --------------------

                                                                                                   ====================

(a)  Non-Income Producing Security

(b)  Variable Rate

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $185,052,288 or 8.19% of net assets.



Portfolio Summary (unaudited)
----------------------------------------------------- --------------------
Sector                                                            Percent
----------------------------------------------------- --------------------
Financial                                                          77.19%
Asset Backed Securities                                             6.79%
Revenue                                                             6.38%
Communications                                                      2.79%
Insured                                                             2.50%
Fixed Income Funds                                                  1.33%
Industrial                                                          1.26%
Consumer, Non-cyclical                                              0.98%
Basic Materials                                                     0.69%
Consumer, Cyclical                                                  0.26%
Tax Allocation                                                      0.06%
Liabilities in Excess of Other Assets, Net                       (-0.23%)
                                                      --------------------
TOTAL NET ASSETS                                                  100.00%
                                                      ====================


Schedule of Investments
January 31, 2007 (unaudited)
Mortgage Securities Fund
                                                                          Principal
                                                                            Amount                          Value
                                                                               ----------------------- -------- --------------------
BONDS (22.03%)
Finance - Mortgage Loan/Banker (9.50%)
Fannie Mae
3.25%, 1/15/2008                                                  $              10,000,000        $            9,813,480
5.80%, 7/16/2013                                                                 18,000,000                    17,906,994
6.00%, 2/ 3/2020                                                                 20,000,000                    19,657,660
9.00%, 5/25/2020                                                                     89,737                        94,409
6.00%, 8/25/2023                                                                      1,497                         1,491
5.00%, 2/25/2027                                                                 12,244,607                       616,550
5.94%, 4/25/2027                                                                     83,603                        84,733
5.50%, 2/25/2032                                                                 21,000,000                    20,825,356
7.00%, 4/25/2032                                                                  9,031,680                     9,338,898
6.21%, 8/ 6/2038                                                                  1,250,000                     1,402,510
Fannie Mae Grantor Trust
7.30%, 5/25/2010                                                                  7,000,000                     7,436,327
Fannie Mae Interest Strip
7.00%, 4/ 1/2024                                                                    427,303                        99,754
Freddie Mac
6.00%, 6/15/2017                                                                 12,121,796                    12,206,327
6.28%, 2/15/2021                                                                    143,045                       143,021
6.50%, 8/15/2027                                                                    629,912                       643,621
5.00%, 9/15/2027                                                                 22,139,547                     2,162,177
6.50%, 5/15/2030                                                                 12,048,218                    12,091,331
6.00%, 6/15/2030                                                                  2,221,560                     2,223,798
6.50%, 6/15/2031                                                                  5,491,006                     5,532,625
5.50%, 10/15/2031                                                                25,000,000                    24,855,270
4.50%, 5/15/2032                                                                  5,011,470                     4,883,412
5.50%, 1/15/2033                                                                  9,000,000                     8,893,800
LF Rothschild Mortgage Trust
9.95%, 9/ 1/2017                                                                     63,096                        66,887
                                                                                                      --------------------
                                                                                                   160,980,431
                                                                                                      --------------------
Mortgage Backed Securities (12.53%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                                 21,500,000                    21,115,156
5.50%, 5/25/2034                                                                 12,807,691                    12,593,938
Chase Mortgage Finance Corp
6.00%, 5/25/2035                                                                 21,000,000                    20,898,339
Countrywide Alternative Loan Trust
4.00%, 8/25/2033                                                                  3,963,511                     3,887,319
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018                                                                16,826,829                    16,369,560
5.25%, 5/25/2034                                                                 21,500,000                    21,037,944
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033                                                                 10,453,957                    10,288,659
4.50%, 6/25/2033                                                                  9,398,237                     9,249,953
6.00%, 12/25/2033                                                                 6,905,426                     6,967,010
GSR Mortgage Loan Trust
5.00%, 5/25/2033                                                                  6,665,166                     6,622,683
6.00%, 2/25/2035                                                                 13,506,177                    13,527,816
Prime Mortgage Trust
4.75%, 11/25/2019                                                                19,164,430                    18,439,727
4.75%, 10/25/2020                                                                18,006,983                    17,588,998
Residential Funding Mortgage Securities
5.50%, 12/25/2033                                                                17,000,000                    16,626,122

Mortgage Backed Securities
Structured Asset Securities Corp
5.00%, 5/25/2035                                                                 17,901,864                    17,023,562
                                                                                                      --------------------
                                                                                                   212,236,786
                                                                                                      --------------------
TOTAL BONDS                                                                                        $          373,217,217
                                                                                                      --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (75.23%)
Federal Home Loan Mortgage Corporation (FHLMC) (36.09%)
7.50%, 2/ 1/2007                                                                         97                            97
7.50%, 5/ 1/2007                                                                      1,043                         1,045
7.50%, 6/ 1/2007                                                                        927                           930
9.00%, 12/ 1/2008                                                                     6,934                         7,001
9.00%, 1/ 1/2009                                                                      4,032                         4,123
6.50%, 2/ 1/2011                                                                     32,629                        33,346
6.50%, 3/ 1/2011                                                                    608,171                       621,531
6.50%, 4/ 1/2011                                                                     71,669                        72,931
8.75%, 1/ 1/2013                                                                      6,063                         6,131
7.50%, 3/ 1/2013                                                                  2,146,862                     2,191,368
9.00%, 9/ 1/2016                                                                      8,178                         8,526
6.50%, 11/ 1/2016                                                                 1,094,670                     1,118,935
9.00%, 1/ 1/2017                                                                      4,414                         4,558
6.00%, 4/ 1/2017                                                                  3,620,956                     3,666,315
6.00%, 5/ 1/2017                                                                  2,193,928                     2,221,394
9.00%, 5/ 1/2017                                                                      2,769                         2,955
4.50%, 4/ 1/2018                                                                  8,211,735                     7,889,426
5.00%, 4/ 1/2018                                                                  8,080,038                     7,917,907
4.00%, 8/ 1/2018                                                                 13,922,287                    13,049,046
5.50%, 11/ 1/2018                                                                 7,671,804                     7,646,236
4.50%, 1/ 1/2019                                                                 14,465,731                    13,897,954
8.50%, 4/ 1/2019                                                                     52,737                        54,782
9.00%, 6/ 1/2019                                                                        712                           761
4.50%, 7/ 1/2019                                                                 17,589,623                    16,886,544
5.50%, 7/ 1/2019                                                                  8,877,304                     8,839,777
9.00%, 5/ 1/2021                                                                      7,076                         7,558
9.00%, 9/ 1/2021                                                                      5,684                         6,071
6.50%, 12/ 1/2021                                                                 3,206,858                     3,288,258
9.00%, 1/ 1/2022                                                                     12,051                        12,731
6.50%, 4/ 1/2022                                                                  2,927,311                     3,001,395
6.50%, 5/ 1/2022                                                                  1,926,510                     1,974,268
9.00%, 8/ 1/2022                                                                      4,334                         4,638
6.50%, 5/ 1/2023                                                                    224,184                       228,807
6.50%, 7/ 1/2023                                                                     14,421                        14,757
6.50%, 1/ 1/2024                                                                     33,529                        34,308
5.50%, 6/ 1/2024                                                                 17,789,193                    17,628,729
7.00%, 7/ 1/2024                                                                     19,769                        20,357
6.50%, 7/ 1/2025                                                                      7,610                         7,787
6.50%, 9/ 1/2025                                                                     13,620                        13,938
6.50%, 10/ 1/2025                                                                    43,737                        44,757
6.50%, 4/ 1/2027                                                                      9,577                         9,824
7.00%, 1/ 1/2028                                                                  2,196,489                     2,273,828
6.50%, 2/ 1/2028                                                                      1,771                         1,817
6.50%, 3/ 1/2029                                                                    497,834                       510,547
6.50%, 4/ 1/2029                                                                  5,775,001                     5,975,462
7.00%, 6/ 1/2029                                                                  1,079,751                     1,114,782
8.50%, 7/ 1/2029                                                                    222,045                       238,073
8.00%, 12/ 1/2030                                                                   114,276                       120,053
7.50%, 2/ 1/2031                                                                    298,066                       310,923
7.00%, 3/ 1/2031                                                                    198,347                       204,576
6.50%, 4/ 1/2031                                                                  1,466,337                     1,505,278
7.00%, 4/ 1/2031                                                                    766,215                       791,074

Federal Home Loan Mortgage Corporation (FHLMC)
6.00%, 5/ 1/2031                                                                  1,202,198                     1,211,492
7.00%, 6/ 1/2031                                                                    302,657                       312,161
6.50%, 10/ 1/2031                                                                   799,355                       817,985
7.00%, 10/ 1/2031                                                                   473,961                       488,845
6.50%, 1/ 1/2032                                                                  3,900,304                     3,991,321
7.00%, 4/ 1/2032                                                                  1,588,074                     1,635,292
6.00%, 9/ 1/2032                                                                  2,235,622                     2,251,700
5.50%, 11/ 1/2032                                                                 7,053,941                     6,962,119
5.00%, 2/ 1/2033                                                                  8,979,518                     8,649,834
5.50%, 4/ 1/2033                                                                 13,252,862                    13,080,500
5.00%, 6/ 1/2033                                                                  9,384,170                     9,041,684
4.50%, 8/ 1/2033                                                                  9,406,010                     8,777,897
5.00%, 8/ 1/2033                                                                 29,893,723                    28,788,539
5.50%, 8/ 1/2033                                                                 11,326,734                    11,193,292
6.00%, 11/ 1/2033                                                                11,440,288                    11,535,631
5.50%, 12/ 1/2033                                                                14,379,177                    14,187,208
6.00%, 12/ 1/2033                                                                 6,349,518                     6,399,724
5.50%, 1/ 1/2034                                                                 31,359,121                    30,922,935
5.00%, 5/ 1/2034                                                                 16,711,622                    16,082,038
6.00%, 5/ 1/2034                                                                 11,129,214                    11,190,292
5.50%, 11/ 1/2034                                                                18,853,017                    18,590,783
6.00%, 2/ 1/2035                                                                  9,258,002                     9,308,810
5.00%, 5/ 1/2035                                                                 21,066,120                    20,244,650
4.50%, 6/ 1/2035                                                                 26,256,955                    24,443,927
5.00%, 7/ 1/2035                                                                 66,768,705                    64,165,071
5.50%, 9/ 1/2035                                                                 26,647,263                    26,243,172
5.00%, 10/ 1/2035                                                                23,785,421                    22,857,913
5.50%, 10/ 1/2035                                                                23,048,743                    22,699,222
5.00%, 6/ 1/2036                                                                 23,973,474                    23,038,632
7.00%, 7/ 1/2036                                                                 23,082,991                    23,665,458
9.50%, 6/ 1/2016                                                                     14,613                        15,398
9.50%, 4/ 1/2017                                                                     17,936                        19,451
5.85%, 1/ 1/2037                                                                 18,000,000                    18,052,051
5.90%, 1/ 1/2037                                                                 25,000,000                    25,247,381
                                                                                                      --------------------
                                                                                                   611,600,623
                                                                                                      --------------------
Federal National Mortgage Association (FNMA) (31.91%)
5.50%, 2/ 1/2009                                                                      1,473                         1,469
7.00%, 6/ 1/2010                                                                     17,509                        17,930
7.00%, 9/ 1/2010                                                                     58,174                        59,572
7.00%, 10/ 1/2010                                                                     8,307                         8,507
7.00%, 11/ 1/2010                                                                    12,609                        12,912
7.00%, 1/ 1/2011                                                                      9,432                         9,658
7.00%, 5/ 1/2011                                                                     17,175                        17,680
7.00%, 3/ 1/2012                                                                      8,102                         8,340
7.00%, 5/ 1/2012                                                                        982                         1,011
6.00%, 12/ 1/2016                                                                 2,157,223                     2,184,191
5.50%, 1/ 1/2017                                                                  4,381,487                     4,390,917
9.00%, 3/ 1/2017                                                                      3,876                         4,167
6.00%, 8/ 1/2017                                                                  4,823,688                     4,884,243
5.50%, 12/ 1/2017                                                                 4,897,107                     4,886,550
5.00%, 4/ 1/2018                                                                  6,744,261                     6,611,369
5.50%, 5/ 1/2018                                                                  8,652,231                     8,631,294
5.00%, 6/ 1/2018                                                                 16,086,077                    15,776,297
6.00%, 8/ 1/2018                                                                  1,821,236                     1,843,464
5.00%, 10/ 1/2018                                                                11,576,593                    11,351,285
4.50%, 12/ 1/2018                                                                11,894,433                    11,440,758
9.00%, 1/ 1/2019                                                                        839                           903
5.00%, 2/ 1/2019                                                                  7,228,710                     7,084,878

Federal National Mortgage Association (FNMA)
4.50%, 11/ 1/2019                                                                20,921,815                    20,098,641
5.00%, 12/ 1/2019                                                                16,496,587                    16,151,643
9.00%, 6/ 1/2021                                                                      2,572                         2,781
8.00%, 5/ 1/2022                                                                    118,034                       119,454
6.00%, 10/ 1/2022                                                                 3,907,394                     3,948,815
8.50%, 2/ 1/2023                                                                     17,682                        18,148
6.50%, 9/ 1/2024                                                                  2,160,806                     2,205,591
8.00%, 9/ 1/2024                                                                        497                           525
8.00%, 11/ 1/2024                                                                       545                           575
7.50%, 12/ 1/2024                                                                   398,315                       416,483
8.00%, 12/ 1/2024                                                                     3,534                         3,734
8.00%, 1/ 1/2025                                                                      3,460                         3,648
8.50%, 9/ 1/2025                                                                      5,553                         5,956
7.00%, 3/ 1/2027                                                                     96,895                        99,985
6.58%, 3/ 1/2028                                                                     35,819                        36,526
6.50%, 8/ 1/2028                                                                    315,402                       323,446
7.00%, 8/ 1/2028                                                                    387,400                       400,385
6.50%, 9/ 1/2028                                                                    184,280                       188,979
6.50%, 11/ 1/2028                                                                   416,817                       427,702
6.50%, 12/ 1/2028                                                                   215,524                       221,020
7.00%, 12/ 1/2028                                                                   343,793                       355,317
6.50%, 1/ 1/2029                                                                    154,594                       158,536
6.50%, 2/ 1/2029                                                                    254,331                       260,817
6.00%, 3/ 1/2029                                                                    580,039                       585,180
6.50%, 3/ 1/2029                                                                    348,291                       356,956
6.50%, 4/ 1/2029                                                                    842,641                       863,604
7.00%, 4/ 1/2029                                                                    108,712                       112,148
7.00%, 7/ 1/2029                                                                    363,334                       375,483
7.50%, 7/ 1/2029                                                                    378,206                       394,773
7.50%, 2/ 1/2030                                                                    326,550                       340,773
9.00%, 9/ 1/2030                                                                    183,429                       199,786
6.50%, 6/ 1/2031                                                                  3,462,708                     3,525,609
6.00%, 8/ 1/2031                                                                  2,644,641                     2,664,139
7.00%, 11/ 1/2031                                                                 2,183,596                     2,251,837
6.00%, 1/ 1/2032                                                                  1,986,694                     2,004,415
6.50%, 1/ 1/2032                                                                    716,172                       732,835
6.50%, 3/ 1/2032                                                                  2,872,784                     2,938,468
6.50%, 4/ 1/2032                                                                  2,748,545                     2,810,803
7.00%, 7/ 1/2032                                                                    479,533                       494,631
6.50%, 8/ 1/2032                                                                  1,534,118                     1,568,868
6.50%, 11/ 1/2032                                                                 3,760,405                     3,852,011
6.50%, 12/ 1/2032                                                                 3,194,001                     3,266,350
5.50%, 2/ 1/2033                                                                 10,487,574                    10,365,239
6.50%, 2/ 1/2033                                                                  1,083,325                     1,105,184
6.00%, 4/ 1/2033                                                                  1,612,895                     1,626,768
5.50%, 5/ 1/2033                                                                 15,518,326                    15,310,997
5.50%, 6/ 1/2033                                                                 15,175,457                    14,971,746
6.00%, 1/ 1/2034                                                                  7,158,209                     7,202,149
5.50%, 2/ 1/2034                                                                 31,495,757                    31,001,298
6.00%, 2/ 1/2034                                                                  2,312,545                     2,326,895
5.00%, 3/ 1/2034                                                                  8,197,762                     7,881,256
5.50%, 3/ 1/2034                                                                  7,112,848                     7,013,857
6.00%, 3/ 1/2034                                                                  3,540,374                     3,558,801
5.50%, 4/ 1/2034                                                                  6,151,698                     6,062,109
5.00%, 6/ 1/2034                                                                 14,357,700                    13,803,366
5.50%, 7/ 1/2034                                                                  6,934,701                     6,778,761
6.50%, 7/ 1/2034                                                                  8,399,831                     8,575,902
5.50%, 9/ 1/2034                                                                 18,873,698                    18,547,586
6.00%, 9/ 1/2034                                                                 24,597,183                    24,710,487
Federal National Mortgage Association (FNMA)
5.50%, 1/ 1/2035                                                                 13,733,193                    13,533,191
5.50%, 2/ 1/2035                                                                 15,645,992                    15,397,905
5.50%, 3/ 1/2035                                                                 17,505,882                    17,250,937
5.00%, 6/ 1/2035                                                                 20,225,163                    19,418,162
5.50%, 8/ 1/2035                                                                 22,627,995                    22,269,199
5.50%, 10/ 1/2035                                                                20,069,596                    19,751,366
6.00%, 10/ 1/2035                                                                20,875,972                    20,956,870
5.00%, 12/ 1/2035                                                                20,676,524                    19,851,513
6.50%, 2/ 1/2036                                                                 14,396,903                    14,654,239
6.50%, 5/ 1/2036                                                                 20,692,892                    21,037,626
5.99%, 10/ 1/2036                                                                21,625,954                    21,807,296
                                                                                                      --------------------
                                                                                                   540,785,476
                                                                                                      --------------------
Finance - Mortgage Loan/Banker (1.39%)
6.00%, 5/ 1/2034                                                                 10,515,917                    10,560,588
6.00%, 1/ 1/2035                                                                 12,972,045                    13,013,007
                                                                                                      --------------------
                                                                                                    23,573,595
                                                                                                      --------------------
Government National Mortgage Association (GNMA) (4.52%)
7.00%, 7/15/2008                                                                     32,901                        33,227
13.50%, 9/15/2014                                                                     1,571                         1,763
13.50%, 12/15/2014                                                                    5,080                         5,700
9.50%, 4/15/2016                                                                      8,700                         9,415
9.50%, 9/15/2016                                                                      9,081                         9,828
9.50%, 11/15/2016                                                                    34,734                        37,591
9.50%, 7/15/2017                                                                     95,756                       103,963
9.50%, 8/15/2017                                                                      9,784                        10,622
9.50%, 10/15/2017                                                                    17,320                        18,805
9.50%, 11/15/2017                                                                    27,770                        30,150
9.50%, 9/15/2020                                                                     24,079                        26,328
9.50%, 8/15/2021                                                                    316,337                       345,296
9.00%, 11/15/2021                                                                   376,783                       404,301
8.00%, 4/15/2022                                                                    127,499                       135,086
6.50%, 3/15/2024                                                                    394,542                       405,067
7.50%, 3/15/2024                                                                    109,137                       113,897
7.00%, 10/15/2027                                                                   106,664                       110,440
7.00%, 11/15/2027                                                                    13,854                        14,345
7.00%, 12/15/2027                                                                     8,626                         8,932
7.00%, 2/15/2028                                                                      4,220                         4,368
7.00%, 5/15/2028                                                                      2,571                         2,661
7.00%, 6/15/2028                                                                    242,494                       251,011
7.00%, 12/15/2028                                                                   271,549                       281,087
7.00%, 1/15/2029                                                                    158,283                       163,842
7.00%, 3/15/2029                                                                    145,032                       150,126
7.00%, 4/15/2029                                                                    371,431                       384,476
7.50%, 8/15/2029                                                                    403,563                       421,362
7.50%, 9/15/2029                                                                    416,198                       434,555
7.50%, 10/15/2029                                                                   279,110                       291,420
7.50%, 11/15/2029                                                                   534,268                       557,831
7.75%, 12/15/2029                                                                    87,732                        92,364
6.50%, 7/15/2032                                                                  1,328,420                     1,363,588
6.00%, 8/15/2034                                                                 15,663,808                    15,824,172
9.50%, 9/20/2018                                                                    117,354                       127,283
9.50%, 12/20/2020                                                                    52,424                        57,111
9.50%, 1/20/2021                                                                      9,134                         9,969
9.50%, 2/20/2021                                                                      5,594                         6,105
9.50%, 3/20/2021                                                                      9,156                         9,969
6.80%, 4/20/2025                                                                    107,519                       110,353
6.00%, 4/20/2026                                                                    450,277                       454,727
6.00%, 2/20/2029                                                                    611,331                       617,141

Government National Mortgage Association (GNMA)
6.50%, 3/20/2031                                                                    559,214                       572,750
6.50%, 4/20/2031                                                                    417,982                       428,099
7.00%, 6/20/2031                                                                    299,298                       308,462
6.00%, 5/20/2032                                                                  2,479,472                     2,500,890
5.50%, 7/20/2033                                                                 11,486,401                    11,361,238
6.00%, 7/20/2033                                                                  7,856,745                     7,943,083
5.50%, 2/20/2034                                                                 12,163,725                    12,027,828
5.50%, 3/20/2034                                                                 11,740,382                    11,609,214
6.50%, 4/20/2034                                                                  3,602,374                     3,681,765
6.50%, 5/20/2034                                                                  2,719,966                     2,779,910
                                                                                                      --------------------
                                                                                                    76,653,516
                                                                                                      --------------------
U.S. Treasury (1.32%)
4.00%, 2/15/2014                                                                  5,000,000                     4,754,885
4.88%, 8/15/2016                                                                 10,000,000                    10,029,690
4.50%, 2/15/2036                                                                  8,000,000                     7,477,504
                                                                                                      --------------------
                                                                                                    22,262,079
                                                                                                      --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                              $        1,274,875,289
                                                                                                      --------------------
SHORT TERM INVESTMENTS (2.33%)
Commercial Paper (2.33%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (a)                                                             39,513,871                    39,513,871
                                                                                                      --------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $           39,513,871
                                                                                                      --------------------
Total Investments                                                                                  $        1,687,606,377
Other Assets in Excess of Liabilities, Net - 0.41%                                                              6,945,121
                                                                                                      --------------------
TOTAL NET ASSETS - 100.00%                                                                         $        1,694,551,498
                                                                                                      ====================
                                                                                                      --------------------

                                                                                                      ====================



(a)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            3,664,860
Unrealized Depreciation                                        (39,502,380)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                     (35,837,520)
Cost for federal income tax purposes                          1,723,443,897


Portfolio Summary (unaudited)
------------------------------------------------------- --------------------
Sector                                                              Percent
------------------------------------------------------- --------------------
Mortgage Securities                                                  95.40%
Government                                                            4.19%
Other Assets in Excess of Liabilities, Net                            0.41%
                                                        --------------------
TOTAL NET ASSETS                                                    100.00%
                                                        ====================



Schedule of Investments
January 31, 2007 (unaudited)
Partners Global Equity Fund
                                                                    Shares
                                                                     Held                                  Value
                                                          ----------------------------------------- --------------------
COMMON STOCKS (98.46%)
Advertising Services (0.99%)
WPP Group PLC                                                      24,700                  $              362,507
                                                                                              --------------------

Aerospace & Defense (0.66%)
Boeing Co                                                           2,700                                 241,812
                                                                                              --------------------

Aerospace & Defense Equipment (1.63%)
United Technologies Corp                                            8,800                                 598,576
                                                                                              --------------------

Applications Software (1.72%)
Microsoft Corp                                                     20,500                                 632,630
                                                                                              --------------------

Auto - Car & Light Trucks (1.07%)
Nissan Motor Co Ltd                                                31,400                                 392,370
                                                                                              --------------------

Beverages - Wine & Spirits (1.26%)
Pernod-Ricard SA                                                    2,261                                 462,956
                                                                                              --------------------

Brewery (0.92%)
Fomento Economico Mexicano SA de CV ADR                             2,800                                 336,196
                                                                                              --------------------

Building Products - Cement & Aggregate (1.88%)
Holcim Ltd                                                          2,950                                 292,237
Lafarge SA                                                          2,600                                 398,175
                                                                                              --------------------
                                                                                                          690,412
                                                                                              --------------------
Cable TV (1.10%)
Comcast Corp (a)(b)                                                 9,100                                 403,312
                                                                                              --------------------

Chemicals - Diversified (0.53%)
Symrise AG (b)                                                      7,404                                 194,931
                                                                                              --------------------

Chemicals - Specialty (0.60%)
Rhodia SA                                                          60,900                                 219,073
                                                                                              --------------------

Commercial Banks (12.07%)
Banco Bilbao Vizcaya Argentaria SA                                 21,925                                 544,374
Bank of Yokohama/The                                               42,000                                 339,327
Barclays PLC                                                       45,200                                 657,158
HSBC Holdings PLC                                                  39,600                                 721,748
Intesa Sanpaolo SpA                                                52,100                                 392,830
Mitsubishi UFJ Financial Group Inc                                     38                                 459,728
Sumitomo Mitsui Financial Group Inc                                    59                                 601,342
UniCredito Italiano SpA                                            77,100                                 713,470
                                                                                              --------------------
                                                                                                        4,429,977
                                                                                              --------------------
Computer Aided Design (1.21%)
Autodesk Inc (b)                                                   10,131                                 442,927
                                                                                              --------------------

Consulting Services (1.40%)
Accenture Ltd                                                      13,650                                 515,288
                                                                                              --------------------


Cosmetics & Toiletries (1.86%)
Procter & Gamble Co                                                10,500                                 681,135
                                                                                              --------------------

Distribution & Wholesale (1.86%)
Esprit Holdings Ltd                                                34,000                                 344,679
Wolseley PLC                                                       13,027                                 337,333
                                                                                              --------------------
                                                                                                          682,012
                                                                                              --------------------
Diversified Manufacturing Operations (3.78%)
General Electric Co                                                23,700                                 854,385
Siemens AG                                                          4,850                                 532,252
                                                                                              --------------------
                                                                                                        1,386,637
                                                                                              --------------------
Diversified Minerals (2.48%)
BHP Billiton PLC                                                   29,600                                 551,315
Cia Vale do Rio Doce ADR (a)                                       10,540                                 357,622
                                                                                              --------------------
                                                                                                          908,937
                                                                                              --------------------
Electronic Components - Miscellaneous (0.95%)
Hoya Corp                                                           9,600                                 348,426
                                                                                              --------------------

Electronic Components - Semiconductors (2.02%)
MEMC Electronic Materials Inc (a)(b)                                6,550                                 343,220
Samsung Electronics (b)                                               635                                 195,255
Sirf Technology Holdings Inc (a)(b)                                 6,919                                 203,142
                                                                                              --------------------
                                                                                                          741,617
                                                                                              --------------------
Finance - Investment Banker & Broker (5.64%)
Credit Suisse Group                                                 8,200                                 579,238
Friedman Billings Ramsey Group Inc (a)                              9,500                                  74,670
Merrill Lynch & Co Inc                                              5,300                                 495,868
Nikko Cordial Corp                                                 32,500                                 318,860
UBS AG                                                              9,600                                 600,555
                                                                                              --------------------
                                                                                                        2,069,191
                                                                                              --------------------
Food - Dairy Products (0.82%)
Parmalat SpA (b)                                                   67,000                                 301,707
                                                                                              --------------------

Food - Retail (1.57%)
Tesco PLC                                                          70,000                                 574,875
                                                                                              --------------------

Gas - Distribution (0.79%)
Centrica PLC                                                       39,900                                 290,835
                                                                                              --------------------

Gold Mining (1.19%)
Barrick Gold Corp. (b)                                              1,700                                  50,301
Yamana Gold Inc (b)                                                28,500                                 385,554
                                                                                              --------------------
                                                                                                          435,855
                                                                                              --------------------
Import & Export (0.89%)
Mitsubishi Corp                                                    16,200                                 327,544
                                                                                              --------------------

Life & Health Insurance (1.54%)
Prudential Financial Inc (a)                                        6,350                                 565,976
                                                                                              --------------------

Machinery - Electrical (2.09%)
Nidec Corp                                                          4,000                                 282,731
SMC Corp/Japan                                                      3,400                                 484,588
                                                                                              --------------------
                                                                                                          767,319
                                                                                              --------------------
Medical - Biomedical/Gene (1.72%)
Amgen Inc (b)                                                       8,950                                 629,811
                                                                                              --------------------

Medical - Drugs (6.84%)
GlaxoSmithKline PLC                                                21,850                                 585,981
Merck & Co Inc                                                     11,800                                 528,050
Roche Holding AG                                                    2,950                                 554,348
Sanofi-Aventis                                                      5,900                                 518,677
Sepracor Inc (a)(b)                                                 5,700                                 325,242
                                                                                              --------------------
                                                                                                        2,512,298
                                                                                              --------------------
Medical Products (1.40%)
Johnson & Johnson                                                   7,700                                 514,360
                                                                                              --------------------

Multi-Line Insurance (5.25%)
AXA SA                                                             12,000                                 505,806
Hartford Financial Services Group Inc                               5,500                                 522,005
ING Groep NV                                                        7,200                                 314,839
Zurich Financial Services AG                                        2,180                                 586,347
                                                                                              --------------------
                                                                                                        1,928,997
                                                                                              --------------------
Multimedia (1.33%)
News Corp                                                          20,000                                 489,000
                                                                                              --------------------

Networking Products (1.05%)
Juniper Networks Inc (b)                                           21,300                                 385,956
                                                                                              --------------------

Oil - Field Services (1.29%)
Weatherford International Ltd (b)                                  11,759                                 474,828
                                                                                              --------------------

Oil & Gas Drilling (0.85%)
Transocean Inc (a)(b)                                               4,050                                 313,349
                                                                                              --------------------

Oil Company - Exploration & Production (0.74%)
Talisman Energy (b)                                                15,400                                 271,280
                                                                                              --------------------

Oil Company - Integrated (3.54%)
ConocoPhillips                                                      4,250                                 282,242
Petroleo Brasileiro SA ADR (a)                                      3,910                                 384,275
Total SA                                                            9,400                                 634,630
                                                                                              --------------------
                                                                                                        1,301,147
                                                                                              --------------------
Pipelines (1.34%)
El Paso Corp (a)                                                   31,700                                 491,984
                                                                                              --------------------

Real Estate Magagement & Services (2.21%)
Jones Lang LaSalle Inc (a)                                          4,900                                 512,050
Realogy Corp (b)                                                   10,050                                 300,495
                                                                                              --------------------
                                                                                                          812,545
                                                                                              --------------------
Real Estate Operator & Developer (1.33%)
Hang Lung Properties Ltd                                           46,000                                 125,494
Mitsui Fudosan Co Ltd                                              14,000                                 363,109
                                                                                              --------------------
                                                                                                          488,603
                                                                                              --------------------
Regional Banks (1.66%)
Bank of America Corp                                               11,600                                 609,928
                                                                                              --------------------

Retail - Drug Store (1.12%)
Shoppers Drug Mart Corp                                             9,650                                 412,470
                                                                                              --------------------

Retail - Miscellaneous/Diversified (0.52%)
Seven & I Holdings Co Ltd                                           6,300                                 189,501
                                                                                              --------------------


Retail - Office Supplies (0.83%)
Office Depot Inc (a)(b)                                             8,200                                 306,598
                                                                                              --------------------

Retail - Sporting Goods (0.64%)
Dick's Sporting Goods Inc (a)(b)                                    4,600                                 236,854
                                                                                              --------------------

Telecommunication Equipment - Fiber Optics (1.51%)
Corning Inc (b)                                                    26,600                                 554,344
                                                                                              --------------------

Telecommunication Services (0.61%)
NeuStar Inc (a)(b)                                                  7,200                                 222,408
                                                                                              --------------------

Telephone - Integrated (1.08%)
Telecom Italia SpA RNC                                            157,900                                 395,753
                                                                                              --------------------

Tobacco (1.54%)
Altria Group Inc                                                    6,450                                 563,665
                                                                                              --------------------

Transport - Services (1.18%)
Deutsche Post AG                                                   14,062                                 432,536
                                                                                              --------------------

Web Portals (0.85%)
Yahoo! Inc (a)(b)                                                  11,000                                 311,410
                                                                                              --------------------

Wireless Equipment (3.51%)
Nokia OYJ                                                          11,200                                 245,094
Qualcomm Inc                                                       11,650                                 438,739
Telefonaktiebolaget LM Ericsson                                   152,900                                 605,004
                                                                                              --------------------
                                                                                                        1,288,837
                                                                                              --------------------
TOTAL COMMON STOCKS                                                                        $           36,143,495
                                                                                              --------------------
                                                              Principal
                                                               Amount                                     Value
                                                 ----------  -------------------------------- ---- --------------------
MONEY MARKET FUNDS (10.49%)
Money Center Banks (10.49%)
BNY Institutional Cash Reserve Fund (c)                          3,849,000                               3,849,000
                                                                                               --------------------
TOTAL MONEY MARKET FUNDS                                                                    $            3,849,000
                                                                                               --------------------
Total Investments                                                                           $           39,992,495
Liabilities in Excess of Other Assets, Net - (8.95)%                                                   (3,284,546)
                                                                                               --------------------
TOTAL NET ASSETS - 100.00%                                                                  $           36,707,949
                                                                                               ====================
                                                                                               --------------------

                                                                                              ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $            3,919,139
Unrealized Depreciation                                   (687,937)
                                                --------------------
Net Unrealized Appreciation (Depreciation)                3,231,202
Cost for federal income tax purposes                     36,761,293


Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Country                                                          Percent
-------------------------------------------------------------------------
United States                                                     50.13%
Japan                                                             11.19%
United Kingdom                                                    11.12%
France                                                             7.46%
Switzerland                                                        7.12%
Italy                                                              4.91%
Germany                                                            3.16%
Canada                                                             3.05%
Brazil                                                             2.02%
Sweden                                                             1.65%
Spain                                                              1.48%
Bermuda                                                            1.40%
Hong Kong                                                          1.28%
Mexico                                                             0.92%
Netherlands                                                        0.86%
Finland                                                            0.67%
Korea, Republic Of                                                 0.53%
Liabilities in Excess of Other Assets, Net                      (-8.95%)
                                                     --------------------
TOTAL NET ASSETS                                                 100.00%
                                                     ====================


Schedule of Investments
January 31, 2007 (unaudited)
Partners International Fund
                                                                                   Shares
                                                                                    Held                       Value
                                                             ------   ------------------------------------------------------
COMMON STOCKS (95.39%)
Aerospace & Defense (1.19%)
BAE Systems PLC                                                                723,600                  $            5,939,013
Meggitt PLC                                                                    477,600                               3,173,960
Rolls-Royce Group PLC (a)                                                      671,828                               6,177,362
                                                                                                           --------------------
                                                                                                                    15,290,335
                                                                                                           --------------------
Agricultural Chemicals (0.19%)
Syngenta AG (a)                                                                 12,995                               2,395,974
                                                                                                           --------------------

Airlines (0.24%)
Air France-KLM                                                                  68,400                               3,077,443
                                                                                                           --------------------

Airport Development & Maintenance (0.17%)
Macquarie Airports Management Ltd                                              819,604                               2,259,440
                                                                                                           --------------------

Apparel Manufacturers (0.45%)
Billabong International Ltd                                                    197,500                               2,506,037
Burberry Group PLC                                                             251,400                               3,252,523
                                                                                                           --------------------
                                                                                                                     5,758,560
                                                                                                           --------------------
Applications Software (0.21%)
Sage Group PLC                                                                 509,900                               2,697,367
                                                                                                           --------------------

Audio & Video Products (0.45%)
Sony Corp                                                                      125,400                               5,767,070
                                                                                                           --------------------

Auto - Car & Light Trucks (3.89%)
DaimlerChrysler AG                                                             104,250                               6,496,178
Fiat SpA                                                                       168,000                               3,641,368
Honda Motor Co Ltd                                                             242,500                               9,544,871
Nissan Motor Co Ltd                                                            229,000                               2,861,551
Peugeot SA                                                                      93,700                               6,161,180
Toyota Motor Corp                                                              324,700                              21,390,164
                                                                                                           --------------------
                                                                                                                    50,095,312
                                                                                                           --------------------
Auto - Medium & Heavy Duty Trucks (0.22%)
Scania AB                                                                       39,700                               2,844,711
                                                                                                           --------------------

Beverages - Wine & Spirits (0.41%)
Pernod-Ricard SA                                                                25,740                               5,270,452
                                                                                                           --------------------

Brewery (0.16%)
Foster's Group Ltd                                                             181,200                                 952,610
SABMiller PLC                                                                   46,800                               1,061,087
                                                                                                           --------------------
                                                                                                                     2,013,697
                                                                                                           --------------------
Building - Heavy Construction (0.62%)
Vinci SA                                                                        58,436                               8,027,572
                                                                                                           --------------------

Building - Residential & Commercial (0.53%)
Daiwa House Industry Co Ltd                                                    154,000                               2,603,248
Haseko Corp (a)                                                                291,000                               1,121,271
Sekisui House Ltd                                                               72,000                               1,009,480

Building - Residential & Commercial
Wilson Bowden PLC                                                               45,700                               2,053,438
                                                                                                           --------------------
                                                                                                                     6,787,437
                                                                                                           --------------------
Building & Construction - Miscellaneous (0.48%)
Bouygues SA                                                                     90,800                               6,136,175
                                                                                                           --------------------

Building & Construction Products - Miscellaneous (0.59%)
Cie de Saint-Gobain                                                             63,000                               5,944,868
CSR Ltd                                                                        578,200                               1,607,421
                                                                                                           --------------------
                                                                                                                     7,552,289
                                                                                                           --------------------
Building Products - Cement & Aggregate (0.75%)
Buzzi Unicem SpA                                                               106,880                               3,025,655
CRH PLC                                                                         71,700                               2,828,751
CRH PLC                                                                         21,000                                 829,325
Rinker Group Ltd                                                               206,700                               2,985,533
                                                                                                           --------------------
                                                                                                                     9,669,264
                                                                                                           --------------------
Cellular Telecommunications (1.99%)
China Unicom Ltd                                                             1,436,000                               1,927,529
NTT DoCoMo Inc                                                                   3,871                               5,902,088
Vodafone Group PLC                                                           6,104,775                              17,751,321
                                                                                                           --------------------
                                                                                                                    25,580,938
                                                                                                           --------------------
Chemicals - Diversified (1.73%)
Asahi Kasei Corp                                                               280,000                               1,860,789
BASF AG                                                                         47,400                               4,567,945
Bayer AG                                                                       120,800                               7,099,214
Nitto Denko Corp                                                                38,100                               1,865,852
Shin-Etsu Chemical Co Ltd                                                       66,300                               4,307,193
Tokuyama Corp                                                                  158,000                               2,533,394
                                                                                                           --------------------
                                                                                                                    22,234,387
                                                                                                           --------------------
Chemicals - Other (0.07%)
Tokai Carbon Co Ltd                                                            123,000                                 930,552
                                                                                                           --------------------

Chemicals - Specialty (0.10%)
Tokyo Ohka Kogyo Co Ltd                                                         44,100                               1,249,768
                                                                                                           --------------------

Circuit Boards (0.17%)
Ibiden Co Ltd                                                                   43,000                               2,134,322
                                                                                                           --------------------

Commercial Banks (15.77%)
Allied Irish Banks PLC                                                           4,500                                 130,088
Allied Irish Banks PLC                                                          95,800                               2,763,185
Australia & New Zealand Banking Group Ltd                                      266,075                               6,014,710
Banco Bilbao Vizcaya Argentaria SA                                             408,400                              10,140,137
Banco Popolare di Verona e Novara Scrl (b)                                     205,900                               6,472,868
Banco Santander Central Hispano SA                                             825,100                              15,690,074
Bank of East Asia Ltd                                                          329,000                               1,889,921
Barclays PLC                                                                   905,100                              13,159,142
BNP Paribas                                                                     64,850                               7,230,912
Chiba Bank Ltd/The                                                             308,000                               2,774,246
Commonwealth Bank of Australia                                                  57,000                               2,214,933
DBS Group Holdings Ltd                                                         144,000                               2,062,903
DNB NOR ASA                                                                    590,100                               8,860,602
EFG International (a)                                                           29,140                               1,013,392
Hang Seng Bank Ltd                                                             152,000                               2,112,314
HSBC Holdings PLC                                                              728,925                              13,247,193
Intesa Sanpaolo SpA                                                            323,846                               2,441,771
Intesa Sanpaolo SpA                                                            764,100                               5,681,578

Commercial Banks
Lloyds TSB Group PLC                                                           325,100                               3,714,206
Mitsubishi UFJ Financial Group Inc                                                 384                               4,645,674
Mizuho Financial Group Inc                                                       1,511                              10,893,023
National Australia Bank Ltd                                                    302,800                               9,504,311
Royal Bank of Scotland Group PLC                                               472,000                              18,964,203
Skandinaviska Enskilda Banken AB                                                96,500                               3,221,318
Societe Generale                                                                72,215                              12,753,513
Standard Chartered PLC                                                         126,717                               3,634,854
Sumitomo Mitsui Financial Group Inc                                                795                               8,102,834
Sumitomo Trust & Banking Co Ltd/The                                            405,000                               4,332,574
Tokyo Tomin Bank Ltd/The                                                        59,600                               2,316,241
UniCredito Italiano SpA                                                      1,434,200                              13,271,841
United Overseas Bank Ltd                                                       195,000                               2,399,883
Wing Hang Bank Ltd                                                             121,000                               1,526,535
                                                                                                           --------------------
                                                                                                                   203,180,979
                                                                                                           --------------------
Computer Services (0.19%)
Computershare Ltd                                                              343,100                               2,440,533
                                                                                                           --------------------

Computers (0.36%)
Wincor Nixdorf AG                                                               29,350                               4,655,451
                                                                                                           --------------------

Computers - Integrated Systems (0.21%)
Fujitsu Ltd                                                                    364,000                               2,729,698
                                                                                                           --------------------

Cosmetics & Toiletries (0.31%)
Beiersdorf AG                                                                   40,550                               2,714,960
Kose Corp                                                                       46,000                               1,334,107
                                                                                                           --------------------
                                                                                                                     4,049,067
                                                                                                           --------------------
Data Processing & Management (0.21%)
Tele Atlas NV (a)                                                              120,800                               2,511,254
Tele Atlas NV (a)                                                               11,100                                 231,187
                                                                                                           --------------------
                                                                                                                     2,742,441
                                                                                                           --------------------
Distribution & Wholesale (0.36%)
Cia de Distribucion Integral Logista SA                                         25,480                               1,687,043
Esprit Holdings Ltd                                                            293,500                               2,975,393
                                                                                                           --------------------
                                                                                                                     4,662,436
                                                                                                           --------------------
Diversified Financial Services (0.35%)
Almancora Comm Va                                                               30,040                               4,502,574
                                                                                                           --------------------

Diversified Manufacturing Operations (0.82%)
Mitsubishi Heavy Industries Ltd                                                615,000                               3,159,596
Siemens AG                                                                      56,550                               6,205,943
Smiths Group PLC                                                                55,100                               1,153,465
                                                                                                           --------------------
                                                                                                                    10,519,004
                                                                                                           --------------------
Diversified Minerals (1.64%)
Anglo American PLC                                                             257,500                              11,959,802
BHP Billiton Ltd                                                               254,900                               5,154,413
Xstrata PLC                                                                     87,000                               4,054,462
                                                                                                           --------------------
                                                                                                                    21,168,677
                                                                                                           --------------------
Diversified Operations (0.51%)
Keppel Corp Ltd                                                                364,000                               4,242,756
Swire Pacific Ltd                                                              207,500                               2,382,613
                                                                                                           --------------------
                                                                                                                     6,625,369
                                                                                                           --------------------

Electric - Distribution (0.64%)
National Grid PLC                                                              543,100                               8,194,837
                                                                                                           --------------------

Electric - Integrated (3.46%)
Chubu Electric Power Co Inc                                                    112,900                               3,592,443
E.ON AG                                                                        133,420                              18,095,386
Fortum Oyj                                                                     115,300                               3,173,850
International Power PLC                                                        448,700                               3,175,845
Kansai Electric Power Co Inc/The                                                75,900                               2,125,804
RWE AG                                                                          44,350                               4,633,556
Scottish & Southern Energy PLC                                                  90,400                               2,657,047
Tohoku Electric Power Co Inc                                                    83,000                               2,180,229
Tokyo Electric Power Co Inc/The                                                 66,500                               2,264,791
Verbund - Oesterreichische Elektrizitaetswirtschafts AG                         54,520                               2,636,288
                                                                                                           --------------------
                                                                                                                    44,535,239
                                                                                                           --------------------
Electric Products - Miscellaneous (0.29%)
Casio Computer Co Ltd                                                          106,000                               2,191,498
Stanley Electric Co Ltd                                                         72,800                               1,502,088
                                                                                                           --------------------
                                                                                                                     3,693,586
                                                                                                           --------------------
Electronic Components - Miscellaneous (1.14%)
Fanuc Ltd                                                                       29,400                               2,716,357
Koninklijke Philips Electronics NV                                              81,400                               3,165,821
Murata Manufacturing Co Ltd                                                     44,900                               3,177,378
Nippon Electric Glass Co Ltd                                                   169,000                               4,033,145
Omron Corp                                                                      60,000                               1,615,844
                                                                                                           --------------------
                                                                                                                    14,708,545
                                                                                                           --------------------
Electronic Components - Semiconductors (0.13%)
United Test and Assembly Center Ltd (a)(b)                                   3,049,000                               1,667,748
                                                                                                           --------------------

Electronic Measurement Instruments (0.15%)
Yokogawa Electric Corp                                                         116,000                               1,890,719
                                                                                                           --------------------

Energy - Alternate Sources (0.25%)
Q-Cells AG (a)(b)                                                               63,270                               3,253,179
                                                                                                           --------------------

Engineering - Research & Development Services (0.34%)
Linde AG                                                                        41,471                               4,443,572
                                                                                                           --------------------

Filtration & Separation Products (0.46%)
Alfa Laval AB                                                                  125,600                               5,891,496
                                                                                                           --------------------

Finance - Investment Banker & Broker (2.64%)
Babcock & Brown Ltd                                                             67,800                               1,368,899
Credit Suisse Group                                                            166,855                              11,786,445
Daiwa Securities Group Inc                                                     335,000                               4,097,282
Macquarie Bank Ltd                                                              42,000                               2,641,491
UBS AG                                                                         225,770                              14,123,673
                                                                                                           --------------------
                                                                                                                    34,017,790
                                                                                                           --------------------
Finance - Leasing Company (0.52%)
ORIX Corp                                                                       23,200                               6,651,641
                                                                                                           --------------------

Finance - Other Services (1.20%)
Deutsche Boerse AG                                                              21,600                               4,543,812
Hong Kong Exchanges and Clearing Ltd                                           290,000                               3,146,058
Man Group Plc                                                                  542,800                               5,702,823
Singapore Exchange Ltd                                                         462,000                               2,030,670
                                                                                                           --------------------
                                                                                                                    15,423,363
                                                                                                           --------------------
Food - Catering (0.19%)
Sodexho Alliance SA                                                             35,400                               2,470,733
                                                                                                           --------------------

Food - Miscellaneous/Diversified (2.85%)
Groupe Danone                                                                   38,300                               5,900,371
Nestle SA                                                                       43,551                              15,977,280
Nissin Food Products Co Ltd                                                     73,500                               2,673,724
Orkla ASA                                                                       80,000                               4,794,680
Royal Numico NV                                                                102,800                               5,453,190
Unilever PLC                                                                    70,200                               1,908,853
                                                                                                           --------------------
                                                                                                                    36,708,098
                                                                                                           --------------------
Food - Retail (1.54%)
Metro AG                                                                        40,950                               2,804,188
Tesco PLC                                                                    1,458,400                              11,977,115
Woolworths Ltd                                                                 277,035                               5,109,362
                                                                                                           --------------------
                                                                                                                    19,890,665
                                                                                                           --------------------
Gambling (Non-Hotel) (0.22%)
OPAP SA                                                                         76,130                               2,841,790
                                                                                                           --------------------

Hotels & Motels (0.32%)
Intercontinental Hotels Group PLC                                              166,500                               4,157,757
                                                                                                           --------------------

Import & Export (1.28%)
Mitsui & Co Ltd                                                                624,000                               9,969,109
Sumitomo Corp                                                                  420,000                               6,515,081
                                                                                                           --------------------
                                                                                                                    16,484,190
                                                                                                           --------------------
Investment Companies (0.22%)
Macquarie Infrastructure Group                                               1,005,631                               2,858,171
                                                                                                           --------------------

Investment Management & Advisory Services (0.24%)
MPC Muenchmeyer Petersen Capital AG                                             35,560                               3,151,619
                                                                                                           --------------------

Life & Health Insurance (1.98%)
AMP Ltd                                                                        309,600                               2,517,190
Aviva PLC                                                                      311,055                               5,017,410
Legal & General Group PLC                                                    1,362,400                               4,142,234
Old Mutual PLC                                                               1,023,600                               3,454,032
Prudential PLC                                                                 152,925                               2,061,113
Swiss Life Holding (a)                                                          17,265                               4,345,230
T&D Holdings Inc                                                                60,000                               4,042,095
                                                                                                           --------------------
                                                                                                                    25,579,304
                                                                                                           --------------------
Machinery - Electrical (0.73%)
KCI Konecranes Oyj                                                             168,900                               5,446,186
Nidec Corp                                                                      55,300                               3,908,758
                                                                                                           --------------------
                                                                                                                     9,354,944
                                                                                                           --------------------
Machinery - Farm (0.20%)
Kubota Corp                                                                    245,000                               2,580,336
                                                                                                           --------------------

Machinery - General Industry (0.40%)
Metso Oyj                                                                       96,600                               5,116,747
                                                                                                           --------------------

Machinery Tools & Related Products (0.07%)
Techtronic Industries Co                                                       631,000                                 969,831
                                                                                                           --------------------

Medical - Drugs (5.99%)
Actelion Ltd (a)                                                                24,890                               6,054,135

Medical - Drugs
AstraZeneca PLC                                                                110,200                               6,148,925
Chugai Pharmaceutical Co Ltd                                                   103,800                               2,326,641
CSL Ltd/Australia                                                               86,197                               4,647,375
Daiichi Sankyo Co Ltd                                                           79,400                               2,210,673
GlaxoSmithKline PLC                                                            409,400                              10,979,429
Merck KGaA                                                                      30,050                               3,508,869
Novartis AG                                                                    256,860                              14,777,737
Roche Holding AG                                                                67,800                              12,740,610
Shire PLC                                                                      249,000                               5,224,803
Takeda Pharmaceutical Co Ltd                                                   130,600                               8,516,921
                                                                                                           --------------------
                                                                                                                    77,136,118
                                                                                                           --------------------
Medical Products (0.30%)
Nobel Biocare Holding AG                                                        11,670                               3,863,726
                                                                                                           --------------------

Metal - Diversified (0.39%)
Rio Tinto PLC                                                                   56,100                               2,992,485
Zinifex Ltd                                                                    164,800                               2,098,792
                                                                                                           --------------------
                                                                                                                     5,091,277
                                                                                                           --------------------
Money Center Banks (0.03%)
SNS Reaal                                                                       17,000                                 375,562
                                                                                                           --------------------

Multi-Line Insurance (2.60%)
Allianz SE                                                                      37,020                               7,382,770
AXA SA                                                                         211,400                               8,910,624
Baloise Holding AG                                                              31,140                               3,152,435
Fondiaria-Sai SpA                                                              117,100                               3,914,780
ING Groep NV                                                                   231,500                              10,122,939
                                                                                                           --------------------
                                                                                                                    33,483,548
                                                                                                           --------------------
Multimedia (1.28%)
Pearson PLC                                                                    228,100                               3,594,173
Publishing & Broadcasting Ltd (b)                                               80,700                               1,229,535
Reuters Group PLC                                                              568,500                               4,819,595
Vivendi                                                                        166,290                               6,844,494
                                                                                                           --------------------
                                                                                                                    16,487,797
                                                                                                           --------------------
Office Automation & Equipment (0.98%)
Canon Inc                                                                      161,500                               8,497,887
Neopost SA                                                                      19,140                               2,462,193
Ricoh Co Ltd                                                                    74,000                               1,612,695
                                                                                                           --------------------
                                                                                                                    12,572,775
                                                                                                           --------------------
Oil - Field Services (0.24%)
Petroleum Geo-Services ASA (a)                                                 132,700                               3,099,399
                                                                                                           --------------------

Oil Company - Exploration & Production (0.22%)
Woodside Petroleum Ltd                                                          98,400                               2,854,001
                                                                                                           --------------------

Oil Company - Integrated (5.67%)
BG Group PLC                                                                   910,900                              11,963,862
BP PLC                                                                       1,386,200                              14,557,034
ENI SpA                                                                        364,700                              11,740,749
OMV AG                                                                          76,020                               4,069,262
Royal Dutch Shell PLC - A Shares                                               266,700                               8,981,174
Royal Dutch Shell PLC - B Shares                                               224,604                               7,528,281
Statoil ASA (b)                                                                145,000                               3,868,835
Total SA                                                                       153,850                              10,387,006
                                                                                                           --------------------
                                                                                                                    73,096,203
                                                                                                           --------------------

Oil Refining & Marketing (0.20%)
Nippon Mining Holdings Inc                                                     368,000                               2,643,818
                                                                                                           --------------------

Paper & Related Products (0.39%)
Svenska Cellulosa AB                                                            49,200                               2,629,918
UPM-Kymmene Oyj                                                                 91,900                               2,353,646
                                                                                                           --------------------
                                                                                                                     4,983,564
                                                                                                           --------------------
Photo Equipment & Supplies (0.18%)
FUJIFILM Holdings Corp                                                          55,800                               2,302,652
                                                                                                           --------------------

Power Converter & Supply Equipment (1.12%)
Schneider Electric SA                                                           50,800                               6,134,402
Vestas Wind Systems A/S (a)                                                    189,150                               8,348,548
                                                                                                           --------------------
                                                                                                                    14,482,950
                                                                                                           --------------------
Printing - Commercial (0.04%)
Toppan Forms Co Ltd                                                             39,600                                 541,760
                                                                                                           --------------------

Property & Casualty Insurance (0.42%)
QBE Insurance Group Ltd                                                        225,118                               5,384,302
                                                                                                           --------------------

Property Trust (0.33%)
Westfield Group                                                                246,000                               4,261,899
                                                                                                           --------------------

Publishing - Books (0.44%)
Reed Elsevier PLC                                                              492,300                               5,619,598
                                                                                                           --------------------

Real Estate Magagement & Services (0.61%)
Mitsubishi Estate Co Ltd                                                       187,000                               5,345,956
Pirelli & C Real Estate SpA                                                     34,710                               2,532,507
                                                                                                           --------------------
                                                                                                                     7,878,463
                                                                                                           --------------------
Real Estate Operator & Developer (0.48%)
Cheung Kong Holdings Ltd                                                       149,000                               1,961,844
Mitsui Fudosan Co Ltd                                                           77,000                               1,997,100
Sumitomo Realty & Development Co Ltd                                            63,000                               2,187,355
                                                                                                           --------------------
                                                                                                                     6,146,299
                                                                                                           --------------------
Recreational Vehicles (0.11%)
Yamaha Motor Co Ltd                                                             46,000                               1,425,588
                                                                                                           --------------------

Reinsurance (0.68%)
Muenchener Rueckversicherungs AG                                                55,450                               8,728,903
                                                                                                           --------------------

REITS - Diversified (0.91%)
Ascendas Real Estate Investment Trust                                          776,000                               1,253,161
British Land Co PLC                                                            251,200                               7,743,581
Rodamco Europe NV                                                               20,500                               2,770,740
                                                                                                           --------------------
                                                                                                                    11,767,482
                                                                                                           --------------------
REITS - Office Property (0.06%)
Orix JREIT Inc                                                                      92                                 717,368
                                                                                                           --------------------

Retail - Apparel & Shoe (0.30%)
Inditex SA                                                                      67,600                               3,830,006
                                                                                                           --------------------

Retail - Consumer Electronics (0.13%)
Yamada Denki Co Ltd                                                             19,600                               1,627,378
                                                                                                           --------------------


Retail - Jewelry (0.39%)
Compagnie Financiere Richemont AG                                               89,387                               4,988,106
                                                                                                           --------------------

Retail - Major Department Store (0.42%)
Marks & Spencer Group PLC                                                      282,900                               3,757,327
PPR                                                                             11,500                               1,696,709
                                                                                                           --------------------
                                                                                                                     5,454,036
                                                                                                           --------------------
Retail - Miscellaneous/Diversified (0.43%)
Aeon Co Ltd                                                                    111,700                               2,429,669
UNY Co Ltd                                                                     235,000                               3,065,048
                                                                                                           --------------------
                                                                                                                     5,494,717
                                                                                                           --------------------
Retail - Sporting Goods (0.07%)
Alpen Co Ltd                                                                    38,600                                 959,563
                                                                                                           --------------------

Rubber - Tires (0.29%)
Bridgestone Corp                                                                59,000                               1,280,908
Continental AG                                                                  20,850                               2,519,936
                                                                                                           --------------------
                                                                                                                     3,800,844
                                                                                                           --------------------
Rubber & Vinyl (0.31%)
JSR Corp                                                                       170,700                               4,059,571
                                                                                                           --------------------

Satellite Telecommunications (0.34%)
SES Global SA                                                                  250,800                               4,363,871
                                                                                                           --------------------

Security Services (0.08%)
Sohgo Security Services Co Ltd                                                  56,000                               1,092,807
                                                                                                           --------------------

Soap & Cleaning Products (0.63%)
Reckitt Benckiser PLC                                                          170,100                               8,184,504
                                                                                                           --------------------

Steel - Producers (1.01%)
Arcelor Mittal                                                                 126,200                               5,863,838
JFE Holdings Inc                                                                51,200                               2,838,316
Nippon Steel Corp                                                              730,000                               4,306,928
                                                                                                           --------------------
                                                                                                                    13,009,082
                                                                                                           --------------------
Steel - Specialty (0.20%)
Hitachi Metals Ltd                                                             221,000                               2,541,830
                                                                                                           --------------------

Telecommunication Equipment (0.74%)
Alcatel-Lucent                                                                 292,780                               3,773,990
Foxconn International Holdings Ltd (a)(b)                                      571,000                               1,707,687
Tandberg ASA                                                                   242,400                               4,039,838
                                                                                                           --------------------
                                                                                                                     9,521,515
                                                                                                           --------------------
Telecommunication Services (1.07%)
Cable & Wireless PLC                                                           527,600                               1,736,277
Fastweb                                                                         45,760                               2,509,121
Tele2 AB                                                                       369,000                               5,468,672
Telenor ASA                                                                    199,200                               4,038,108
                                                                                                           --------------------
                                                                                                                    13,752,178
                                                                                                           --------------------
Telephone - Integrated (1.51%)
France Telecom SA                                                               86,000                               2,376,279
KDDI Corp                                                                          322                               2,278,654
Royal KPN NV                                                                   345,800                               4,980,241
Telefonica SA                                                                  452,400                               9,876,442
                                                                                                           --------------------
                                                                                                                    19,511,616
                                                                                                           --------------------

Television (0.38%)
Modern Times Group - B Shares                                                   52,000                               3,288,369
Television Broadcasts Ltd                                                      236,000                               1,617,153
                                                                                                           --------------------
                                                                                                                     4,905,522
                                                                                                           --------------------
Textile - Products (0.25%)
Mitsubishi Rayon Co Ltd                                                        266,000                               1,822,854
Toray Industries Inc                                                           182,000                               1,382,947
                                                                                                           --------------------
                                                                                                                     3,205,801
                                                                                                           --------------------
Tobacco (1.83%)
Altadis SA                                                                     101,500                               5,449,052
British American Tobacco PLC                                                   283,200                               8,590,923
Gallaher Group PLC                                                              62,500                               1,396,175
Imperial Tobacco Group PLC                                                     111,300                               4,544,017
Japan Tobacco Inc                                                                  754                               3,623,799
                                                                                                           --------------------
                                                                                                                    23,603,966
                                                                                                           --------------------
Toys (0.83%)
Nintendo Co Ltd                                                                 36,400                              10,737,819
                                                                                                           --------------------

Transport - Marine (0.74%)
Iino Kaiun Kaisha Ltd                                                          168,200                               1,786,812
Kawasaki Kisen Kaisha Ltd (b)                                                  570,000                               4,931,057
Mitsui OSK Lines Ltd                                                           277,000                               2,882,930
                                                                                                           --------------------
                                                                                                                     9,600,799
                                                                                                           --------------------
Transport - Rail (0.37%)
East Japan Railway Co                                                              680                               4,716,274
                                                                                                           --------------------

Transport - Services (0.14%)
TNT NV                                                                          40,400                               1,817,144
                                                                                                           --------------------

Venture Capital (0.44%)
3i Group PLC                                                                   271,200                               5,621,360
                                                                                                           --------------------

Water (0.58%)
Severn Trent PLC                                                                53,100                               1,476,217
Veolia Environnement                                                            85,500                               5,989,736
                                                                                                           --------------------
                                                                                                                     7,465,953
                                                                                                           --------------------
Web Portals (0.41%)
United Internet AG                                                             288,130                               5,332,611
                                                                                                           --------------------

Wire & Cable Products (0.35%)
Sumitomo Electric Industries Ltd                                               293,000                               4,486,775
                                                                                                           --------------------

Wireless Equipment (0.68%)
Nokia OYJ                                                                      284,650                               6,229,096
Telefonaktiebolaget LM Ericsson                                                647,400                               2,561,673
                                                                                                           --------------------
                                                                                                                     8,790,769
                                                                                                           --------------------
TOTAL COMMON STOCKS                                                                                     $        1,229,006,663
                                                                                                           --------------------
PREFERRED STOCKS (0.44%)
Auto - Car & Light Trucks (0.12%)
Porsche AG (b)                                                                   1,250                               1,577,794
                                                                                                           --------------------

Dialysis Centers (0.32%)
Fresenius AG                                                                    19,605                               4,140,239
                                                                                                           --------------------
TOTAL PREFERRED STOCKS                                                                                  $            5,718,033
                                                                                                           --------------------

                                                             ipal
                                                             nt                                                   Value
                                                             -------------------------- ------------------ --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.18%)
U.S. Treasury Bill (0.18%)
0.00%, 3/ 8/2007 (a)(c)                                                      1,380,000                               1,373,386
0.00%, 4/ 5/2007 (a)(c)                                                      1,000,000                                 991,285
                                                                                                           --------------------
                                                                                                                     2,364,671
                                                                                                           --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                   $            2,364,671
                                                                                                           --------------------
MONEY MARKET FUNDS (1.39%)
Money Center Banks (1.39%)
BNY Institutional Cash Reserve Fund (d)                                     17,895,000                              17,895,000
                                                                                                           --------------------
TOTAL MONEY MARKET FUNDS                                                                                $           17,895,000
                                                                                                           --------------------
Total Investments                                                                                       $        1,254,984,367
Other Assets in Excess of Liabilities, Net - 2.60%                                                                  33,471,945
                                                                                                           --------------------
TOTAL NET ASSETS - 100.00%                                                                              $        1,288,456,312
                                                                                                           ====================
                                                                                                           --------------------

                                                                                                           ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,364,671 or 0.18% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $          190,640,200
Unrealized Depreciation                                    (10,425,098)
                                                    --------------------
Net Unrealized Appreciation (Depreciation)                  180,215,102
Cost for federal income tax purposes                      1,074,769,265


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                  Current            Unrealized
                                                 Number of    Original             Market           Appreciation/
Type                                             Contracts      Value              Value           (Depreciation)
------------------------------------------------ ----------------------------------------------- ------------
Buy:
DJ Euro Stoxx 50; March 2007                        362             $19,345,662     $19,783,199     $437,537
FTSE 100 Index; March 2007                          104              12,608,153      12,641,911     (33,758)
Topix Index; March 2007                              77              10,225,583      11,006,381      780,798

Portfolio Summary (unaudited)
----------------------------------------------- --------------------
Country                                                     Percent
----------------------------------------------- --------------------
Japan                                                        21.44%
United Kingdom                                               20.90%
France                                                        8.66%
Germany                                                       8.22%
Switzerland                                                   7.70%
Australia                                                     5.48%
Italy                                                         4.29%
Netherlands                                                   4.18%
Spain                                                         3.62%
Norway                                                        2.23%
Sweden                                                        2.01%
Finland                                                       1.73%
Hong Kong                                                     1.59%
United States                                                 1.57%
Singapore                                                     1.06%
Denmark                                                       0.65%
Austria                                                       0.52%
Ireland                                                       0.51%
Belgium                                                       0.35%
Luxembourg                                                    0.34%
Greece                                                        0.22%
China                                                         0.13%
Other Assets in Excess of Liabilities, Net                    2.60%
                                                --------------------
TOTAL NET ASSETS                                            100.00%
                                                ====================

Other Assets Summary (unaudited)
----------------------------------------------- --------------------
Asset Type                                                  Percent
----------------------------------------------- --------------------
Currency Contracts                                            3.24%
Futures                                                       3.37%


                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS
   Foreign Currency     Delivery    Contracts    In             Value               Net Unrealized Appreciation
  Purchase Contracts      Date      to Accept    Exchange
                                                    For
---------------------- ----------- ------------- ----------- ------------ ---------------------------

---------------------- ----------- ------------- ----------- ------------ ---------------------------
Euro                   02/15/2007    14,714,561  $19,000,000 $19,189,701                    $189,701
British Pound          02/15/2007     6,310,940  12,000,000   12,398,338                     398,338
Japanese Yen           02/15/2007  1,225,665,000 10,500,000   10,176,708                   (323,292)



Schedule of Investments
January 31, 2007 (unaudited)
Partners LargeCap Blend Fund
                                                                         Shares
                                                                          Held                                        Value
                                                              ------------------------------------------------ ----------------
COMMON STOCKS (99.22%)
Advertising Sales (0.19%)
Lamar Advertising Co (a)(b)                                                    29,000                  $            1,922,120
                                                                                                          --------------------

Aerospace & Defense (1.35%)
Boeing Co                                                                      55,200                               4,943,712
General Dynamics Corp (a)                                                      20,840                               1,628,646
Raytheon Co                                                                    67,200                               3,487,680
Rockwell Collins Inc                                                           49,800                               3,396,858
                                                                                                          --------------------
                                                                                                                   13,456,896
                                                                                                          --------------------
Aerospace & Defense Equipment (0.67%)
United Technologies Corp                                                       97,200                               6,611,544
                                                                                                          --------------------

Agricultural Chemicals (0.25%)
Monsanto Co (a)                                                                45,000                               2,479,050
                                                                                                          --------------------

Agricultural Operations (0.10%)
Archer-Daniels-Midland Co                                                      29,800                                 953,600
                                                                                                          --------------------

Airlines (0.28%)
Southwest Airlines Co                                                         183,300                               2,767,830
                                                                                                          --------------------

Applications Software (2.49%)
Microsoft Corp                                                                700,200                              21,608,172
Red Hat Inc (a)(b)                                                            136,500                               3,102,645
                                                                                                          --------------------
                                                                                                                   24,710,817
                                                                                                          --------------------
Athletic Footwear (0.14%)
Nike Inc                                                                       14,500                               1,432,745
                                                                                                          --------------------

Audio & Video Products (0.07%)
Harman International Industries Inc                                             6,900                                 652,533
                                                                                                          --------------------

Auto - Car & Light Trucks (0.16%)
Ford Motor Co (a)                                                             193,900                               1,576,407
                                                                                                          --------------------

Beverages - Non-Alcoholic (1.74%)
Coca-Cola Co/The                                                              168,400                               8,062,992
PepsiCo Inc                                                                   141,700                               9,244,508
                                                                                                          --------------------
                                                                                                                   17,307,500
                                                                                                          --------------------
Brewery (0.38%)
Anheuser-Busch Cos Inc                                                         74,000                               3,771,780
                                                                                                          --------------------

Broadcasting Services & Programming (0.29%)
Clear Channel Communications Inc                                               39,700                               1,441,904
Liberty Media Holding Corp - Capital (b)                                       13,895                               1,421,459
                                                                                                          --------------------
                                                                                                                    2,863,363
                                                                                                          --------------------
Building - Residential & Commercial (0.35%)
DR Horton Inc (a)                                                              53,800                               1,563,428
Lennar Corp                                                                    35,100                               1,908,738
                                                                                                          --------------------
                                                                                                                    3,472,166
                                                                                                          --------------------

Building Products - Air & Heating (0.05%)
American Standard Cos Inc (a)                                                  11,000                                 543,290
                                                                                                          --------------------

Building Products - Wood (0.17%)
Masco Corp (a)                                                                 51,700                               1,653,883
                                                                                                          --------------------

Cable TV (1.00%)
Comcast Corp (a)(b)                                                           136,000                               6,027,520
EchoStar Communications Corp (b)                                               39,100                               1,577,294
Rogers Communications Inc (a)                                                  75,000                               2,321,250
                                                                                                          --------------------
                                                                                                                    9,926,064
                                                                                                          --------------------
Casino Hotels (0.42%)
Harrah's Entertainment Inc                                                     17,500                               1,478,400
Wynn Resorts Ltd (a)                                                           24,200                               2,704,108
                                                                                                          --------------------
                                                                                                                    4,182,508
                                                                                                          --------------------
Casino Services (0.28%)
International Game Technology                                                  63,000                               2,737,980
                                                                                                          --------------------

Cellular Telecommunications (0.18%)
Alltel Corp                                                                    28,900                               1,771,281
                                                                                                          --------------------

Chemicals - Diversified (0.71%)
Dow Chemical Co/The                                                            76,700                               3,186,118
EI Du Pont de Nemours & Co                                                     77,700                               3,850,812
                                                                                                          --------------------
                                                                                                                    7,036,930
                                                                                                          --------------------
Chemicals - Specialty (0.15%)
Ecolab Inc (a)                                                                 25,400                               1,115,060
Sigma-Aldrich Corp (a)                                                         10,800                                 409,860
                                                                                                          --------------------
                                                                                                                    1,524,920
                                                                                                          --------------------
Coal (0.30%)
Consol Energy Inc                                                              71,800                               2,472,074
Peabody Energy Corp                                                            12,900                                 526,707
                                                                                                          --------------------
                                                                                                                    2,998,781
                                                                                                          --------------------
Commercial Banks (0.70%)
First Horizon National Corp (a)                                                66,100                               2,881,960
Synovus Financial Corp                                                        126,500                               4,039,145
                                                                                                          --------------------
                                                                                                                    6,921,105
                                                                                                          --------------------
Commercial Services - Finance (0.38%)
H&R Block Inc (a)                                                              46,500                               1,143,900
Moody's Corp                                                                   17,600                               1,259,456
Western Union Co/The                                                           61,800                               1,380,612
                                                                                                          --------------------
                                                                                                                    3,783,968
                                                                                                          --------------------
Computer Aided Design (0.21%)
Autodesk Inc (b)                                                               47,400                               2,072,328
                                                                                                          --------------------

Computer Services (0.16%)
Affiliated Computer Services Inc (a)(b)                                        18,000                                 881,820
Computer Sciences Corp (a)(b)                                                  12,800                                 671,488
                                                                                                          --------------------
                                                                                                                    1,553,308
                                                                                                          --------------------
Computers (3.28%)
Apple Inc (b)                                                                  53,300                               4,569,409
Dell Inc (b)                                                                  256,100                               6,210,425
Hewlett-Packard Co                                                            235,300                              10,183,784
International Business Machines Corp                                           56,000                               5,552,400

Computers
Sun Microsystems Inc (b)                                                      910,900                               6,048,376
                                                                                                          --------------------
                                                                                                                   32,564,394
                                                                                                          --------------------
Computers - Memory Devices (0.36%)
EMC Corp/Massachusetts (a)(b)                                                 134,300                               1,878,857
Network Appliance Inc (b)                                                      23,800                                 894,880
SanDisk Corp (a)(b)                                                            20,600                                 828,120
                                                                                                          --------------------
                                                                                                                    3,601,857
                                                                                                          --------------------
Consulting Services (0.20%)
Accenture Ltd                                                                  52,000                               1,963,000
                                                                                                          --------------------

Consumer Products - Miscellaneous (0.42%)
Clorox Co                                                                      27,800                               1,818,676
Fortune Brands Inc                                                              5,100                                 426,972
Kimberly-Clark Corp                                                            28,000                               1,943,200
                                                                                                          --------------------
                                                                                                                    4,188,848
                                                                                                          --------------------
Cosmetics & Toiletries (2.26%)
Avon Products Inc                                                              73,600                               2,531,104
Colgate-Palmolive Co (a)                                                       30,500                               2,083,150
Procter & Gamble Co                                                           274,157                              17,784,565
                                                                                                          --------------------
                                                                                                                   22,398,819
                                                                                                          --------------------
Data Processing & Management (0.66%)
Automatic Data Processing Inc                                                  74,700                               3,564,684
Fidelity National Information Services (a)                                     11,400                                 484,728
First Data Corp                                                                61,800                               1,536,348
NAVTEQ Corp (a)(b)                                                             26,100                                 926,028
                                                                                                          --------------------
                                                                                                                    6,511,788
                                                                                                          --------------------
Disposable Medical Products (0.07%)
CR Bard Inc                                                                     8,300                                 684,916
                                                                                                          --------------------

Distribution & Wholesale (0.06%)
Fastenal Co (a)                                                                17,000                                 633,760
                                                                                                          --------------------

Diversified Manufacturing Operations (6.60%)
3M Co                                                                          92,300                               6,857,890
Danaher Corp                                                                  105,900                               7,842,954
General Electric Co                                                           808,000                              29,128,400
Honeywell International Inc                                                    55,700                               2,544,933
Illinois Tool Works Inc                                                       142,400                               7,260,976
Tyco International Ltd                                                        374,400                              11,935,872
                                                                                                          --------------------
                                                                                                                   65,571,025
                                                                                                          --------------------
E-Commerce - Products (0.35%)
Amazon.Com Inc (a)(b)                                                          92,300                               3,476,941
                                                                                                          --------------------

Electric - Generation (0.30%)
AES Corp/The (b)                                                              141,800                               2,948,022
                                                                                                          --------------------

Electric - Integrated (2.38%)
American Electric Power Co Inc                                                 19,400                                 844,482
Constellation Energy Group Inc                                                 34,500                               2,502,975
Duke Energy Corp                                                              127,900                               2,518,351
Edison International                                                           59,900                               2,694,302
Entergy Corp                                                                   45,100                               4,187,535
Exelon Corp                                                                    84,200                               5,051,158
PPL Corp                                                                       70,800                               2,520,480
Public Service Enterprise Group Inc (a)                                        32,100                               2,151,663

Electric - Integrated
TECO Energy Inc (a)                                                            67,900                               1,151,584
                                                                                                          --------------------
                                                                                                                   23,622,530
                                                                                                          --------------------
Electronic Components - Miscellaneous (0.19%)
Flextronics International Ltd (b)                                              58,200                                 676,866
Jabil Circuit Inc                                                              50,600                               1,213,894
                                                                                                          --------------------
                                                                                                                    1,890,760
                                                                                                          --------------------
Electronic Components - Semiconductors (1.41%)
Advanced Micro Devices Inc (a)(b)                                             130,900                               2,035,495
Broadcom Corp (b)                                                              32,900                               1,050,168
Intel Corp                                                                    443,000                               9,285,280
Xilinx Inc                                                                     68,600                               1,666,980
                                                                                                          --------------------
                                                                                                                   14,037,923
                                                                                                          --------------------
Engineering - Research & Development Services (0.12%)
Fluor Corp (a)                                                                 14,600                               1,205,960
                                                                                                          --------------------

Enterprise Software & Services (0.35%)
Oracle Corp (b)                                                               202,100                               3,468,036
                                                                                                          --------------------

Entertainment Software (0.11%)
Electronic Arts Inc (b)                                                        22,000                               1,100,000
                                                                                                          --------------------

Fiduciary Banks (0.81%)
Investors Financial Services Corp                                              35,700                               1,669,689
Northern Trust Corp                                                            19,400                               1,178,550
State Street Corp                                                              73,000                               5,186,650
                                                                                                          --------------------
                                                                                                                    8,034,889
                                                                                                          --------------------
Filtration & Separation Products (0.07%)
Pall Corp                                                                      19,600                                 681,296
                                                                                                          --------------------

Finance - Consumer Loans (0.24%)
SLM Corp                                                                       51,400                               2,362,344
                                                                                                          --------------------

Finance - Credit Card (0.45%)
American Express Co                                                            77,400                               4,506,228
                                                                                                          --------------------

Finance - Investment Banker & Broker (6.83%)
Charles Schwab Corp/The                                                       102,700                               1,943,084
Citigroup Inc                                                                 509,400                              28,083,222
E*Trade Financial Corp (b)                                                    181,500                               4,424,970
Goldman Sachs Group Inc                                                        47,400                              10,056,384
JPMorgan Chase & Co                                                           141,828                               7,223,300
Lehman Brothers Holdings Inc                                                   75,000                               6,168,000
Merrill Lynch & Co Inc                                                         17,100                               1,599,876
Morgan Stanley                                                                100,500                               8,320,395
                                                                                                          --------------------
                                                                                                                   67,819,231
                                                                                                          --------------------
Finance - Mortgage Loan/Banker (0.47%)
Countrywide Financial Corp (a)                                                108,100                               4,700,188
                                                                                                          --------------------

Finance - Other Services (0.76%)
Chicago Mercantile Exchange Holdings Inc (a)                                    9,170                               5,165,461
IntercontinentalExchange Inc (a)(b)                                            17,900                               2,336,845
                                                                                                          --------------------
                                                                                                                    7,502,306
                                                                                                          --------------------
Food - Miscellaneous/Diversified (0.43%)
General Mills Inc                                                              44,100                               2,524,284

Food - Miscellaneous/Diversified
Kellogg Co                                                                     34,700                               1,709,669
                                                                                                          --------------------
                                                                                                                    4,233,953
                                                                                                          --------------------
Food - Retail (0.10%)
Kroger Co/The                                                                  31,600                                 808,960
Whole Foods Market Inc (a)                                                      4,500                                 194,355
                                                                                                          --------------------
                                                                                                                    1,003,315
                                                                                                          --------------------
Food - Wholesale & Distribution (0.23%)
Sysco Corp                                                                     66,400                               2,294,120
                                                                                                          --------------------

Forestry (0.17%)
Weyerhaeuser Co                                                                22,200                               1,665,000
                                                                                                          --------------------

Gas - Distribution (0.12%)
AGL Resources Inc (a)                                                          25,800                               1,013,940
NiSource Inc                                                                    8,800                                 209,440
                                                                                                          --------------------
                                                                                                                    1,223,380
                                                                                                          --------------------
Gold Mining (0.18%)
Newmont Mining Corp (a)                                                        39,800                               1,794,980
                                                                                                          --------------------

Hotels & Motels (0.39%)
Hilton Hotels Corp (a)                                                         21,600                                 764,424
Marriott International Inc                                                     59,100                               2,845,074
Starwood Hotels & Resorts Worldwide Inc                                         4,800                                 300,384
                                                                                                          --------------------
                                                                                                                    3,909,882
                                                                                                          --------------------
Human Resources (0.31%)
Monster Worldwide Inc (b)                                                      46,200                               2,282,742
Robert Half International Inc                                                  19,100                                 777,370
                                                                                                          --------------------
                                                                                                                    3,060,112
                                                                                                          --------------------
Independent Power Producer (0.45%)
Dynegy Inc (b)                                                                243,900                               1,719,495
Mirant Corp (b)                                                                21,300                                 728,034
NRG Energy Inc (a)(b)                                                          23,000                               1,378,390
Reliant Energy Inc (b)                                                         40,100                                 596,688
                                                                                                          --------------------
                                                                                                                    4,422,607
                                                                                                          --------------------
Industrial Gases (0.20%)
Air Products & Chemicals Inc                                                    6,900                                 515,154
Praxair Inc (a)                                                                23,100                               1,456,686
                                                                                                          --------------------
                                                                                                                    1,971,840
                                                                                                          --------------------
Instruments - Scientific (0.19%)
Thermo Fisher Scientific Inc (b)                                               39,300                               1,880,505
                                                                                                          --------------------

Insurance Brokers (0.49%)
AON Corp                                                                       87,600                               3,141,336
Marsh & McLennan Cos Inc                                                       22,800                                 672,600
Willis Group Holdings Ltd                                                      25,600                               1,046,016
                                                                                                          --------------------
                                                                                                                    4,859,952
                                                                                                          --------------------
Internet Content - Information & News (0.03%)
CNET Networks Inc (a)(b)                                                       28,200                                 258,030
                                                                                                          --------------------

Internet Security (0.58%)
Checkfree Corp (a)(b)                                                          10,800                                 447,444
McAfee Inc (b)                                                                 81,200                               2,375,912
VeriSign Inc (a)(b)                                                           124,700                               2,980,330
                                                                                                          --------------------
                                                                                                                    5,803,686
                                                                                                          --------------------

Investment Management & Advisory Services (0.78%)
Affiliated Managers Group Inc (a)(b)                                           15,200                               1,693,280
Ameriprise Financial Inc                                                       32,700                               1,927,992
Franklin Resources Inc                                                         18,400                               2,191,624
Legg Mason Inc (a)                                                             18,900                               1,981,665
                                                                                                          --------------------
                                                                                                                    7,794,561
                                                                                                          --------------------
Life & Health Insurance (0.68%)
Cigna Corp (a)                                                                 15,100                               1,999,240
Prudential Financial Inc (a)                                                   53,900                               4,804,107
                                                                                                          --------------------
                                                                                                                    6,803,347
                                                                                                          --------------------
Machinery - Construction & Mining (0.17%)
Caterpillar Inc                                                                21,800                               1,396,726
Joy Global Inc (a)                                                              6,600                                 306,702
                                                                                                          --------------------
                                                                                                                    1,703,428
                                                                                                          --------------------
Medical - Biomedical/Gene (1.10%)
Amgen Inc (b)                                                                  89,600                               6,305,152
Biogen Idec Inc (a)(b)                                                         33,200                               1,604,888
Celgene Corp (a)(b)                                                            28,400                               1,524,512
Genentech Inc (a)(b)                                                            9,200                                 803,804
Genzyme Corp (b)                                                               10,900                                 716,457
                                                                                                          --------------------
                                                                                                                   10,954,813
                                                                                                          --------------------
Medical - Drugs (4.30%)
Abbott Laboratories                                                            79,700                               4,224,100
Allergan Inc (a)                                                               19,400                               2,264,174
Bristol-Myers Squibb Co (a)                                                    23,600                                 679,444
Cephalon Inc (a)(b)                                                             8,800                                 637,208
Eli Lilly & Co                                                                 87,800                               4,751,736
Merck & Co Inc                                                                162,300                               7,262,925
Pfizer Inc                                                                    520,100                              13,647,424
Schering-Plough Corp                                                          146,400                               3,660,000
Sepracor Inc (a)(b)                                                             4,800                                 273,888
Wyeth                                                                         106,300                               5,252,283
                                                                                                          --------------------
                                                                                                                   42,653,182
                                                                                                          --------------------
Medical - Generic Drugs (0.14%)
Barr Pharmaceuticals Inc (b)                                                   25,300                               1,354,056
                                                                                                          --------------------

Medical - HMO (1.51%)
Aetna Inc                                                                      58,600                               2,470,576
Humana Inc (b)                                                                 34,000                               1,887,000
UnitedHealth Group Inc                                                        113,100                               5,910,606
WellPoint Inc (b)                                                              59,900                               4,694,962
                                                                                                          --------------------
                                                                                                                   14,963,144
                                                                                                          --------------------
Medical - Nursing Homes (0.17%)
Manor Care Inc                                                                 31,800                               1,693,032
                                                                                                          --------------------

Medical Instruments (1.04%)
Boston Scientific Corp (b)                                                    130,200                               2,402,190
Medtronic Inc                                                                 114,100                               6,098,645
St Jude Medical Inc (b)                                                        42,700                               1,825,852
                                                                                                          --------------------
                                                                                                                   10,326,687
                                                                                                          --------------------
Medical Products (1.96%)
Baxter International Inc                                                       19,600                                 973,336
Becton Dickinson & Co                                                          29,300                               2,254,342
Johnson & Johnson                                                             239,500                              15,998,600
Zimmer Holdings Inc (a)(b)                                                      2,900                                 244,238
                                                                                                          --------------------
                                                                                                                   19,470,516
                                                                                                          --------------------

Metal - Aluminum (0.17%)
Alcoa Inc                                                                      52,300                               1,689,290
                                                                                                          --------------------

Metal - Copper (0.16%)
Phelps Dodge Corp                                                              13,000                               1,606,800
                                                                                                          --------------------

Metal - Diversified (0.21%)
Rio Tinto PLC ADR                                                               9,600                               2,075,616
                                                                                                          --------------------

Motorcycle/Motor Scooter (0.18%)
Harley-Davidson Inc                                                            26,800                               1,829,636
                                                                                                          --------------------

Multi-Line Insurance (3.17%)
American International Group Inc                                              234,200                              16,030,990
Genworth Financial Inc                                                         67,500                               2,355,750
Hartford Financial Services Group Inc                                          41,000                               3,891,310
Loews Corp                                                                     24,100                               1,047,386
Metlife Inc                                                                    99,200                               6,162,304
XL Capital Ltd (a)                                                             28,700                               1,980,300
                                                                                                          --------------------
                                                                                                                   31,468,040
                                                                                                          --------------------
Multimedia (1.88%)
EW Scripps Co                                                                  28,300                               1,381,889
McGraw-Hill Cos Inc/The                                                        20,300                               1,361,724
Meredith Corp (a)                                                               8,700                                 512,952
News Corp                                                                     126,600                               2,943,450
Time Warner Inc                                                               227,100                               4,966,677
Viacom Inc (b)                                                                 70,400                               2,863,168
Walt Disney Co/The                                                            131,500                               4,624,855
                                                                                                          --------------------
                                                                                                                   18,654,715
                                                                                                          --------------------
Networking Products (1.42%)
Cisco Systems Inc (b)                                                         393,400                              10,460,506
Juniper Networks Inc (a)(b)                                                   198,400                               3,595,008
                                                                                                          --------------------
                                                                                                                   14,055,514
                                                                                                          --------------------
Non-Hazardous Waste Disposal (0.35%)
Republic Services Inc                                                          58,400                               2,525,800
Waste Management Inc                                                           25,700                                 976,086
                                                                                                          --------------------
                                                                                                                    3,501,886
                                                                                                          --------------------
Office Automation & Equipment (0.15%)
Pitney Bowes Inc (a)                                                           30,500                               1,460,035
                                                                                                          --------------------

Office Supplies & Forms (0.14%)
Avery Dennison Corp                                                            20,100                               1,374,036
                                                                                                          --------------------

Oil - Field Services (1.48%)
Baker Hughes Inc                                                               56,800                               3,920,904
BJ Services Co                                                                 56,200                               1,554,492
Schlumberger Ltd                                                              145,800                               9,256,842
                                                                                                          --------------------
                                                                                                                   14,732,238
                                                                                                          --------------------
Oil & Gas Drilling (0.45%)
Nabors Industries Ltd (a)(b)                                                   38,400                               1,162,752
Transocean Inc (b)                                                             43,400                               3,357,858
                                                                                                          --------------------
                                                                                                                    4,520,610
                                                                                                          --------------------
Oil Company - Exploration & Production (0.85%)
Anadarko Petroleum Corp                                                        19,900                                 870,625
Devon Energy Corp                                                              20,600                               1,443,854
EOG Resources Inc                                                              24,700                               1,707,511

Oil Company - Exploration & Production
Murphy Oil Corp (a)                                                            53,600                               2,664,456
XTO Energy Inc                                                                 33,966                               1,714,264
                                                                                                          --------------------
                                                                                                                    8,400,710
                                                                                                          --------------------
Oil Company - Integrated (5.76%)
Chevron Corp                                                                  163,400                              11,908,592
ConocoPhillips                                                                 87,000                               5,777,670
Exxon Mobil Corp                                                              482,600                              35,760,660
Occidental Petroleum Corp                                                      47,100                               2,183,556
Total SA ADR (a)                                                               22,600                               1,537,930
                                                                                                          --------------------
                                                                                                                   57,168,408
                                                                                                          --------------------
Oil Field Machinery & Equipment (0.39%)
FMC Technologies Inc (a)(b)                                                    24,200                               1,498,706
Grant Prideco Inc (b)                                                          59,600                               2,335,128
                                                                                                          --------------------
                                                                                                                    3,833,834
                                                                                                          --------------------
Oil Refining & Marketing (0.21%)
Valero Energy Corp                                                             37,600                               2,040,928
                                                                                                          --------------------

Optical Supplies (0.14%)
Alcon Inc (a)                                                                  11,900                               1,401,344
                                                                                                          --------------------

Paper & Related Products (0.35%)
Bowater Inc (a)                                                                19,800                                 541,926
International Paper Co (a)                                                     87,800                               2,958,860
                                                                                                          --------------------
                                                                                                                    3,500,786
                                                                                                          --------------------
Pharmacy Services (0.80%)
Caremark Rx Inc                                                                30,500                               1,868,430
Express Scripts Inc (a)(b)                                                     27,500                               1,911,800
Medco Health Solutions Inc (a)(b)                                              36,000                               2,131,560
Omnicare Inc (a)                                                               50,800                               2,041,652
                                                                                                          --------------------
                                                                                                                    7,953,442
                                                                                                          --------------------
Pipelines (0.41%)
Williams Cos Inc                                                              152,700                               4,121,373
                                                                                                          --------------------

Property & Casualty Insurance (0.34%)
Progressive Corp/The                                                           67,400                               1,563,006
St Paul Travelers Cos Inc/The                                                  36,671                               1,864,720
                                                                                                          --------------------
                                                                                                                    3,427,726
                                                                                                          --------------------
Publishing - Newspapers (0.07%)
Tribune Co (a)                                                                 22,800                                 696,312
                                                                                                          --------------------

Regional Banks (5.06%)
Bank of America Corp                                                          192,470                              10,120,073
Fifth Third Bancorp (a)                                                       124,700                               4,975,530
SunTrust Banks Inc (a)                                                        124,300                              10,329,330
US Bancorp                                                                    305,800                              10,886,480
Wells Fargo & Co                                                              388,400                              13,951,328
                                                                                                          --------------------
                                                                                                                   50,262,741
                                                                                                          --------------------
Reinsurance (0.12%)
Axis Capital Holdings Ltd                                                      35,900                               1,182,905
                                                                                                          --------------------

REITS - Apartments (0.39%)
Archstone-Smith Trust                                                          60,600                               3,830,526
                                                                                                          --------------------


REITS - Office Property (0.33%)
Boston Properties Inc (a)                                                      26,300                               3,316,167
                                                                                                          --------------------

REITS - Regional Malls (0.27%)
Simon Property Group Inc (a)                                                   23,800                               2,722,482
                                                                                                          --------------------

REITS - Warehouse & Industrial (0.18%)
Prologis                                                                       27,700                               1,800,500
                                                                                                          --------------------

Retail - Apparel & Shoe (0.17%)
Ross Stores Inc (a)                                                            53,400                               1,729,626
                                                                                                          --------------------

Retail - Bedding (0.51%)
Bed Bath & Beyond Inc (a)(b)                                                  119,700                               5,050,143
                                                                                                          --------------------

Retail - Building Products (1.14%)
Home Depot Inc                                                                178,100                               7,255,794
Lowe's Cos Inc                                                                121,200                               4,085,652
                                                                                                          --------------------
                                                                                                                   11,341,446
                                                                                                          --------------------
Retail - Consumer Electronics (0.20%)
Best Buy Co Inc                                                                40,000                               2,016,000
                                                                                                          --------------------

Retail - Discount (1.97%)
Costco Wholesale Corp                                                          32,600                               1,831,468
Target Corp                                                                    90,700                               5,565,352
TJX Cos Inc                                                                   102,000                               3,016,140
Wal-Mart Stores Inc                                                           192,900                               9,199,401
                                                                                                          --------------------
                                                                                                                   19,612,361
                                                                                                          --------------------
Retail - Drug Store (0.60%)
CVS Corp (a)                                                                   62,000                               2,086,300
Walgreen Co                                                                    85,800                               3,886,740
                                                                                                          --------------------
                                                                                                                    5,973,040
                                                                                                          --------------------
Retail - Office Supplies (0.16%)
Staples Inc (a)                                                                60,750                               1,562,490
                                                                                                          --------------------

Retail - Regional Department Store (0.89%)
Kohl's Corp (b)                                                               124,500                               8,828,295
                                                                                                          --------------------

Savings & Loans - Thrifts (0.27%)
Sovereign Bancorp Inc                                                          38,400                                 946,560
Washington Mutual Inc                                                          39,200                               1,747,928
                                                                                                          --------------------
                                                                                                                    2,694,488
                                                                                                          --------------------
Schools (0.04%)
Apollo Group Inc (a)(b)                                                         8,600                                 373,240
                                                                                                          --------------------

Semiconductor Component - Integrated Circuits (0.59%)
Analog Devices Inc                                                             68,800                               2,253,200
Marvell Technology Group Ltd (a)(b)                                           137,700                               2,518,533
Maxim Integrated Products Inc                                                  34,800                               1,071,840
                                                                                                          --------------------
                                                                                                                    5,843,573
                                                                                                          --------------------
Semiconductor Equipment (0.50%)
Applied Materials Inc                                                         194,900                               3,455,577
ASML Holding NV (a)(b)                                                         60,400                               1,541,408
                                                                                                          --------------------
                                                                                                                    4,996,985
                                                                                                          --------------------

Steel - Producers (0.23%)
Nucor Corp (a)                                                                 35,300                               2,278,262
                                                                                                          --------------------

Telecommunication Equipment (0.16%)
Alcatel-Lucent ADR (a)                                                        121,812                               1,583,556
                                                                                                          --------------------

Telecommunication Equipment - Fiber Optics (0.10%)
Corning Inc (b)                                                                45,900                                 956,556
                                                                                                          --------------------

Telephone - Integrated (2.33%)
AT&T Inc                                                                      525,510                              19,774,941
Verizon Communications Inc                                                     86,300                               3,324,276
                                                                                                          --------------------
                                                                                                                   23,099,217
                                                                                                          --------------------
Therapeutics (0.28%)
Gilead Sciences Inc (b)                                                        42,500                               2,733,600
                                                                                                          --------------------

Tobacco (1.51%)
Altria Group Inc (a)                                                          171,700                              15,004,863
                                                                                                          --------------------

Toys (0.08%)
Hasbro Inc                                                                     28,200                                 800,880
                                                                                                          --------------------

Transport - Rail (0.67%)
Canadian National Railway Co                                                   42,400                               1,937,256
Norfolk Southern Corp                                                          87,300                               4,334,445
Union Pacific Corp                                                              3,500                                 353,500
                                                                                                          --------------------
                                                                                                                    6,625,201
                                                                                                          --------------------
Transport - Services (0.48%)
Expeditors International Washington Inc (a)                                    55,300                               2,360,757
FedEx Corp                                                                      8,300                                 916,320
United Parcel Service Inc (a)                                                  20,000                               1,445,600
                                                                                                          --------------------
                                                                                                                    4,722,677
                                                                                                          --------------------
Web Portals (1.33%)
Google Inc (b)                                                                 21,300                              10,677,690
Yahoo! Inc (a)(b)                                                              89,000                               2,519,590
                                                                                                          --------------------
                                                                                                                   13,197,280
                                                                                                          --------------------
Wireless Equipment (1.94%)
American Tower Corp (b)                                                       129,492                               5,157,666
Crown Castle International Corp (a)(b)                                        140,600                               4,943,496
Motorola Inc                                                                  249,900                               4,960,515
Qualcomm Inc                                                                  112,700                               4,244,282
                                                                                                          --------------------
                                                                                                                   19,305,959
                                                                                                          --------------------
TOTAL COMMON STOCKS                                                                                    $          985,216,224
                                                                                                          --------------------
                                                                                Principal
                                                                                 Amount                               Value
                                                                 --------------------------------------------- --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.07%)
U.S. Treasury Bill (0.07%)
0.00%, 3/ 8/2007 (b)(c)                                                       700,000                                 696,645
                                                                                                          --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                  $              696,645
                                                                                                          --------------------

MONEY MARKET FUNDS (12.16%)
Money Center Banks (12.16%)
BNY Institutional Cash Reserve Fund (d)                                   120,750,000                             120,750,000
                                                                                                          --------------------
TOTAL MONEY MARKET FUNDS                                                                               $          120,750,000
                                                                                                          --------------------
Total Investments                                                                                      $        1,106,662,869
Liabilities in Excess of Other Assets, Net - (11.45)%                                                           (113,681,471)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $          992,981,398
                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)   Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $696,645 or 0.07% of net assets.

(d)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $          161,350,794
Unrealized Depreciation                                     (19,119,722)
                                                     --------------------
Net Unrealized Appreciation (Depreciation)                   142,231,072
Cost for federal income tax purposes                         964,431,797


                          SCHEDULE OF FUTURES CONTRACTS
                                                   Current       Unrealized
                         Number of     Original    Market       Appreciation/
Type                     Contracts       Value     Value       (Depreciation)
------------------------ ----------------------- --------------
Buy:
S&P 500 EMINI FUT MAR07     134      $9,613,213     $9,668,101   $54,888

Portfolio Summary (unaudited)
-------------------------------------------------------------------
Sector                                                     Percent
-------------------------------------------------------------------
Financial                                                   34.52%
Consumer, Non-cyclical                                      19.73%
Communications                                              11.84%
Industrial                                                  11.08%
Technology                                                  10.26%
Energy                                                       9.85%
Consumer, Cyclical                                           8.07%
Utilities                                                    3.25%
Basic Materials                                              2.78%
Government                                                   0.07%
Liabilities in Excess of Other Assets, Net               (-11.45%)
                                                     --------------
TOTAL NET ASSETS                                           100.00%
                                                     ==============

Other Assets Summary (unaudited)
-------------------------------------------------------------------
Asset Type                                                 Percent
-------------------------------------------------------------------
Futures                                                      0.97%


Schedule of Investments
January 31, 2007 (unaudited)
Partners LargeCap Blend Fund I
                                                                    Shares
                                                                     Held                           Value
                                                           --------------------------------- --------------------
COMMON STOCKS (98.94%)
Aerospace & Defense (3.12%)
Boeing Co                                                         23,600                  $            2,113,616
Lockheed Martin Corp                                              60,400                               5,870,276
Northrop Grumman Corp                                             67,600                               4,795,544
Raytheon Co                                                       87,000                               4,515,300
                                                                                             --------------------
                                                                                                      17,294,736
                                                                                             --------------------
Agricultural Chemicals (0.46%)
Monsanto Co                                                       46,700                               2,572,703
                                                                                             --------------------

Apparel Manufacturers (0.15%)
Jones Apparel Group Inc                                           24,800                                 847,168
                                                                                             --------------------

Applications Software (2.66%)
Intuit Inc (a)(b)                                                 19,399                                 610,099
Microsoft Corp                                                   458,900                              14,161,654
                                                                                             --------------------
                                                                                                      14,771,753
                                                                                             --------------------
Batteries & Battery Systems (0.36%)
Energizer Holdings Inc (a)(b)                                     23,700                               2,019,951
                                                                                             --------------------

Beverages - Non-Alcoholic (1.31%)
Coca-Cola Co/The                                                 143,100                               6,851,628
Coca-Cola Enterprises Inc (a)                                     15,400                                 316,008
PepsiCo Inc                                                        1,600                                 104,384
                                                                                             --------------------
                                                                                                       7,272,020
                                                                                             --------------------
Brewery (0.03%)
Molson Coors Brewing Co (a)                                        1,900                                 153,520
                                                                                             --------------------

Cable TV (1.98%)
Comcast Corp (a)(b)                                              130,700                               5,792,624
DIRECTV Group Inc/The (a)(b)                                     213,200                               5,199,948
                                                                                             --------------------
                                                                                                      10,992,572
                                                                                             --------------------
Cellular Telecommunications (0.28%)
Alltel Corp                                                       19,800                               1,213,542
US Cellular Corp (b)                                               4,800                                 346,080
                                                                                             --------------------
                                                                                                       1,559,622
                                                                                             --------------------
Chemicals - Diversified (0.02%)
EI Du Pont de Nemours & Co                                         2,800                                 138,768
                                                                                             --------------------

Commercial Banks (0.20%)
Regions Financial Corp                                            31,000                               1,124,060
                                                                                             --------------------

Commercial Services - Finance (0.76%)
Moody's Corp                                                      59,000                               4,222,040
                                                                                             --------------------

Computer Services (0.25%)
Computer Sciences Corp (b)                                        26,700                               1,400,682
                                                                                             --------------------

Computers (3.66%)
Hewlett-Packard Co                                               218,100                               9,439,368
International Business Machines Corp                              71,400                               7,079,310

Computers
Sun Microsystems Inc (b)                                         573,300                               3,806,712
                                                                                             --------------------
                                                                                                      20,325,390
                                                                                             --------------------
Computers - Peripheral Equipment (0.69%)
Lexmark International Inc (a)(b)                                  60,700                               3,825,921
                                                                                             --------------------

Consulting Services (0.80%)
Accenture Ltd                                                    117,200                               4,424,300
                                                                                             --------------------

Consumer Products - Miscellaneous (0.19%)
American Greetings Corp (a)                                       43,100                               1,035,262
                                                                                             --------------------

Cosmetics & Toiletries (1.71%)
Alberto-Culver Co                                                 23,500                                 537,445
Colgate-Palmolive Co                                              71,800                               4,903,940
Procter & Gamble Co                                               62,250                               4,038,157
                                                                                             --------------------
                                                                                                       9,479,542
                                                                                             --------------------
Data Processing & Management (0.41%)
First Data Corp                                                   63,000                               1,566,180
SEI Investments Co                                                11,300                                 704,329
                                                                                             --------------------
                                                                                                       2,270,509
                                                                                             --------------------
Disposable Medical Products (0.07%)
CR Bard Inc                                                        5,000                                 412,600
                                                                                             --------------------

Distribution & Wholesale (0.04%)
Tech Data Corp (b)                                                 6,200                                 230,268
                                                                                             --------------------

Diversified Manufacturing Operations (4.16%)
3M Co                                                             27,300                               2,028,390
General Electric Co                                              302,400                              10,901,520
Honeywell International Inc                                       15,300                                 699,057
SPX Corp (a)                                                      33,400                               2,344,346
Tyco International Ltd                                           223,900                               7,137,932
                                                                                             --------------------
                                                                                                      23,111,245
                                                                                             --------------------
E-Commerce - Services (0.41%)
IAC/InterActiveCorp (a)(b)                                        59,900                               2,300,160
                                                                                             --------------------

Electric - Generation (0.11%)
AES Corp/The (b)                                                  29,900                                 621,621
                                                                                             --------------------

Electric - Integrated (3.34%)
American Electric Power Co Inc                                    45,600                               1,984,968
Duke Energy Corp                                                 170,800                               3,363,052
Entergy Corp                                                      51,700                               4,800,345
OGE Energy Corp (a)                                                7,800                                 302,016
PG&E Corp                                                        109,200                               5,097,456
TXU Corp                                                          55,300                               2,990,624
                                                                                             --------------------
                                                                                                      18,538,461
                                                                                             --------------------
Electronic Components - Semiconductors (1.23%)
Intel Corp                                                        38,800                                 813,248
LSI Logic Corp (a)(b)                                             10,400                                  97,760
Micron Technology Inc (a)(b)                                     197,200                               2,553,740
Nvidia Corp (a)(b)                                                19,900                                 609,935
Texas Instruments Inc                                             88,700                               2,766,553
                                                                                             --------------------
                                                                                                       6,841,236
                                                                                             --------------------

Enterprise Software & Services (0.98%)
Oracle Corp (b)                                                  317,200                               5,443,152
                                                                                             --------------------

Fiduciary Banks (0.12%)
Bank of New York Co Inc/The                                       16,300                                 652,163
                                                                                             --------------------

Finance - Auto Loans (0.19%)
AmeriCredit Corp (a)(b)                                           38,700                               1,050,318
                                                                                             --------------------

Finance - Investment Banker & Broker (5.97%)
Citigroup Inc                                                    252,700                              13,931,351
JPMorgan Chase & Co                                              212,580                              10,826,699
Lehman Brothers Holdings Inc                                       6,000                                 493,440
Merrill Lynch & Co Inc                                            84,500                               7,905,820
                                                                                             --------------------
                                                                                                      33,157,310
                                                                                             --------------------
Finance - Mortgage Loan/Banker (0.13%)
Countrywide Financial Corp (a)                                    16,400                                 713,072
                                                                                             --------------------

Financial Guarantee Insurance (0.55%)
AMBAC Financial Group Inc                                          6,900                                 607,890
MBIA Inc (a)                                                      20,832                               1,496,363
PMI Group Inc/The                                                 12,600                                 602,532
Radian Group Inc (a)                                               5,700                                 343,254
                                                                                             --------------------
                                                                                                       3,050,039
                                                                                             --------------------
Food - Meat Products (0.18%)
Tyson Foods Inc (a)                                               57,300                               1,017,075
                                                                                             --------------------

Food - Miscellaneous/Diversified (1.30%)
ConAgra Foods Inc                                                  3,600                                  92,556
General Mills Inc                                                 47,900                               2,741,796
Kraft Foods Inc (a)                                              125,500                               4,382,460
                                                                                             --------------------
                                                                                                       7,216,812
                                                                                             --------------------
Food - Retail (1.07%)
Kroger Co/The                                                     34,700                                 888,320
Safeway Inc (a)                                                  140,700                               5,069,421
                                                                                             --------------------
                                                                                                       5,957,741
                                                                                             --------------------
Gold Mining (0.05%)
Newmont Mining Corp (a)                                            6,100                                 275,110
                                                                                             --------------------

Hotels & Motels (0.93%)
Marriott International Inc (a)                                   107,600                               5,179,864
                                                                                             --------------------

Human Resources (0.70%)
Manpower Inc                                                      53,400                               3,894,462
                                                                                             --------------------

Industrial Gases (0.03%)
Praxair Inc                                                        2,300                                 145,038
                                                                                             --------------------

Instruments - Scientific (0.17%)
Applera Corp - Applied Biosystems Group                           20,600                                 716,056
Waters Corp (b)                                                    4,500                                 255,105
                                                                                             --------------------
                                                                                                         971,161
                                                                                             --------------------
Internet Security (0.71%)
Symantec Corp (a)(b)                                             223,100                               3,951,101
                                                                                             --------------------


Investment Management & Advisory Services (1.52%)
Ameriprise Financial Inc                                          56,000                               3,301,760
Blackrock, Inc. (a)                                               18,700                               3,137,112
T Rowe Price Group Inc                                            41,500                               1,991,585
                                                                                             --------------------
                                                                                                       8,430,457
                                                                                             --------------------
Life & Health Insurance (1.33%)
Cigna Corp                                                        37,500                               4,965,000
Lincoln National Corp                                              7,600                                 510,264
Nationwide Financial Services                                      4,200                                 229,530
Reinsurance Group of America Inc                                  28,847                               1,677,453
                                                                                             --------------------
                                                                                                       7,382,247
                                                                                             --------------------
Machinery - Construction & Mining (0.21%)
Terex Corp (a)(b)                                                 20,300                               1,154,867
                                                                                             --------------------

Machinery - Farm (1.51%)
AGCO Corp (a)(b)                                                  91,500                               3,108,255
Deere & Co                                                        52,700                               5,284,756
                                                                                             --------------------
                                                                                                       8,393,011
                                                                                             --------------------
Medical - Biomedical/Gene (2.22%)
Amgen Inc (b)                                                     44,600                               3,138,502
Biogen Idec Inc (a)(b)                                            49,400                               2,387,996
Celgene Corp (a)(b)                                               88,000                               4,723,840
Millennium Pharmaceuticals Inc (a)(b)                            188,600                               2,093,460
                                                                                             --------------------
                                                                                                      12,343,798
                                                                                             --------------------
Medical - Drugs (4.55%)
Abbott Laboratories                                                8,000                                 424,000
Forest Laboratories Inc (b)                                       49,900                               2,799,889
Merck & Co Inc                                                   175,900                               7,871,525
Pfizer Inc                                                       473,820                              12,433,037
Wyeth                                                             35,300                               1,744,173
                                                                                             --------------------
                                                                                                      25,272,624
                                                                                             --------------------
Medical - HMO (0.73%)
Aetna Inc                                                         51,600                               2,175,456
Humana Inc (b)                                                    18,000                                 999,000
WellCare Health Plans Inc (b)                                     11,100                                 860,028
                                                                                             --------------------
                                                                                                       4,034,484
                                                                                             --------------------
Medical - Wholesale Drug Distribution (0.87%)
AmerisourceBergen Corp (a)                                        91,900                               4,813,722
                                                                                             --------------------

Medical Instruments (0.19%)
Medtronic Inc                                                     19,400                               1,036,930
                                                                                             --------------------

Medical Products (3.04%)
Becton Dickinson & Co                                              5,200                                 400,088
Johnson & Johnson                                                174,800                              11,676,640
Zimmer Holdings Inc (a)(b)                                        56,800                               4,783,696
                                                                                             --------------------
                                                                                                      16,860,424
                                                                                             --------------------
Metal - Copper (0.66%)
Phelps Dodge Corp                                                  6,900                                 852,840
Southern Copper Corp (a)                                          44,600                               2,787,500
                                                                                             --------------------
                                                                                                       3,640,340
                                                                                             --------------------
Motorcycle/Motor Scooter (0.64%)
Harley-Davidson Inc                                               51,700                               3,529,559
                                                                                             --------------------

Multi-Line Insurance (2.44%)
Allstate Corp/The                                                 25,000                               1,504,000

Multi-Line Insurance
American International Group Inc                                  46,600                               3,189,770
Genworth Financial Inc                                            38,100                               1,329,690
Loews Corp                                                       120,900                               5,254,314
Metlife Inc                                                       36,700                               2,279,804
                                                                                             --------------------
                                                                                                      13,557,578
                                                                                             --------------------
Multimedia (3.32%)
McGraw-Hill Cos Inc/The                                           20,500                               1,375,140
News Corp                                                         93,100                               2,276,295
News Corp                                                         97,700                               2,271,525
Time Warner Inc                                                  367,700                               8,041,599
Walt Disney Co/The                                               126,500                               4,449,005
                                                                                             --------------------
                                                                                                      18,413,564
                                                                                             --------------------
Networking Products (2.16%)
Cisco Systems Inc (b)                                            424,500                              11,287,455
Polycom Inc (a)(b)                                                20,500                                 689,210
                                                                                             --------------------
                                                                                                      11,976,665
                                                                                             --------------------
Non-Hazardous Waste Disposal (0.04%)
Waste Management Inc                                               5,800                                 220,284
                                                                                             --------------------

Oil - Field Services (0.93%)
Schlumberger Ltd                                                  33,300                               2,114,217
SEACOR Holdings Inc (a)(b)                                        25,400                               2,571,242
Tidewater Inc (a)                                                  9,200                                 474,444
                                                                                             --------------------
                                                                                                       5,159,903
                                                                                             --------------------
Oil Company - Exploration & Production (1.27%)
Anadarko Petroleum Corp                                           13,200                                 577,500
Apache Corp                                                       13,000                                 948,610
Devon Energy Corp                                                 78,700                               5,516,083
                                                                                             --------------------
                                                                                                       7,042,193
                                                                                             --------------------
Oil Company - Integrated (6.87%)
Chevron Corp                                                     104,900                               7,645,112
ConocoPhillips                                                    50,668                               3,364,862
Exxon Mobil Corp                                                 306,900                              22,741,290
Marathon Oil Corp                                                 48,400                               4,372,456
                                                                                             --------------------
                                                                                                      38,123,720
                                                                                             --------------------
Oil Refining & Marketing (0.62%)
Holly Corp                                                         4,600                                 242,374
Valero Energy Corp                                                58,600                               3,180,808
                                                                                             --------------------
                                                                                                       3,423,182
                                                                                             --------------------
Pharmacy Services (0.10%)
Caremark Rx Inc                                                    9,300                                 569,718
                                                                                             --------------------

Pipelines (0.08%)
Oneok Inc                                                          9,800                                 420,518
                                                                                             --------------------

Property & Casualty Insurance (0.10%)
Alleghany Corp (a)(b)                                              1,550                                 555,690
                                                                                             --------------------

Regional Banks (6.13%)
Bank of America Corp                                             145,958                               7,674,472
PNC Financial Services Group Inc                                  10,900                                 804,093
SunTrust Banks Inc (a)                                            53,700                               4,462,470
US Bancorp                                                       168,900                               6,012,840
Wachovia Corp                                                    125,875                               7,111,937

Regional Banks
Wells Fargo & Co                                                 221,200                               7,945,504
                                                                                             --------------------
                                                                                                      34,011,316
                                                                                             --------------------
Reinsurance (0.72%)
Axis Capital Holdings Ltd (a)                                    120,800                               3,980,360
                                                                                             --------------------

REITS - Diversified (0.15%)
iStar Financial Inc (a)                                           16,600                                 832,490
                                                                                             --------------------

REITS - Office Property (1.02%)
Equity Office Properties Trust (a)                                85,600                               4,755,080
HRPT Properties Trust (a)                                         68,800                                 895,776
                                                                                             --------------------
                                                                                                       5,650,856
                                                                                             --------------------
REITS - Storage (0.09%)
Public Storage Inc                                                 4,800                                 522,048
                                                                                             --------------------

Retail - Apparel & Shoe (0.47%)
American Eagle Outfitters                                         79,950                               2,588,781
                                                                                             --------------------

Retail - Automobile (0.15%)
Autonation Inc (a)(b)                                             35,900                                 805,955
                                                                                             --------------------

Retail - Consumer Electronics (0.03%)
Circuit City Stores Inc (a)                                        9,524                                 194,385
                                                                                             --------------------

Retail - Discount (0.21%)
Costco Wholesale Corp                                              1,600                                  89,888
TJX Cos Inc                                                       16,800                                 496,776
Wal-Mart Stores Inc                                               12,600                                 600,894
                                                                                             --------------------
                                                                                                       1,187,558
                                                                                             --------------------
Retail - Drug Store (0.17%)
CVS Corp (a)                                                      27,600                                 928,740
                                                                                             --------------------

Retail - Major Department Store (0.12%)
JC Penney Co Inc                                                   8,300                                 674,292
                                                                                             --------------------

Retail - Office Supplies (0.43%)
Office Depot Inc (a)(b)                                           45,600                               1,704,984
OfficeMax Inc                                                     14,400                                 695,376
                                                                                             --------------------
                                                                                                       2,400,360
                                                                                             --------------------
Retail - Regional Department Store (0.62%)
Dillard's Inc (a)                                                 17,900                                 614,686
Kohl's Corp (b)                                                   39,800                               2,822,218
                                                                                             --------------------
                                                                                                       3,436,904
                                                                                             --------------------
Retail - Restaurants (0.86%)
McDonald's Corp                                                   76,600                               3,397,210
Starbucks Corp (a)(b)                                             19,700                                 688,318
Yum! Brands Inc (a)                                               11,700                                 702,117
                                                                                             --------------------
                                                                                                       4,787,645
                                                                                             --------------------
Retail - Sporting Goods (0.17%)
Dick's Sporting Goods Inc (a)(b)                                  18,000                                 926,820
                                                                                             --------------------

Savings & Loans - Thrifts (0.51%)
Washington Mutual Inc                                             63,700                               2,840,383
                                                                                             --------------------


Semiconductor Component - Integrated Circuits (0.27%)
Atmel Corp (b)                                                   251,100                               1,501,578
                                                                                             --------------------

Semiconductor Equipment (0.74%)
Novellus Systems Inc (a)(b)                                      133,700                               4,121,971
                                                                                             --------------------

Steel - Producers (1.26%)
Nucor Corp                                                        84,200                               5,434,268
Steel Dynamics Inc (a)                                            29,000                               1,137,090
United States Steel Corp                                           5,000                                 417,450
                                                                                             --------------------
                                                                                                       6,988,808
                                                                                             --------------------
Telecommunication Equipment (0.10%)
Utstarcom Inc (a)(b)                                              61,400                                 542,162
                                                                                             --------------------

Telecommunication Services (0.17%)
Embarq Corp                                                       16,590                                 920,911
                                                                                             --------------------

Telephone - Integrated (2.55%)
AT&T Inc                                                         169,427                               6,375,538
CenturyTel Inc (a)                                                31,000                               1,390,040
Sprint Nextel Corp                                                78,800                               1,405,004
Telephone & Data Systems Inc - Special Shares (a)                  3,100                                 157,945
Telephone & Data Systems Inc (a)                                  46,300                               2,590,485
Verizon Communications Inc                                        57,600                               2,218,752
                                                                                             --------------------
                                                                                                      14,137,764
                                                                                             --------------------
Television (0.29%)
CBS Corp                                                          51,507                               1,605,473
                                                                                             --------------------

Tobacco (2.13%)
Altria Group Inc                                                  63,000                               5,505,570
Loews Corp - Carolina Group                                       19,600                               1,343,384
Reynolds American Inc (a)                                          4,100                                 264,450
UST Inc (a)                                                       82,100                               4,715,824
                                                                                             --------------------
                                                                                                      11,829,228
                                                                                             --------------------
Toys (0.06%)
Mattel Inc                                                        13,100                                 319,116
                                                                                             --------------------

Transport - Marine (0.12%)
Overseas Shipholding Group (a)                                    11,000                                 683,430
                                                                                             --------------------

Transport - Rail (1.44%)
CSX Corp (a)                                                     109,800                               4,039,542
Norfolk Southern Corp                                             59,800                               2,969,070
Union Pacific Corp                                                 9,800                                 989,800
                                                                                             --------------------
                                                                                                       7,998,412
                                                                                             --------------------
Transport - Services (0.05%)
Ryder System Inc                                                   4,800                                 261,792
                                                                                             --------------------

Web Portals (0.71%)
Google Inc (b)                                                     7,850                               3,935,205
                                                                                             --------------------

Wireless Equipment (0.32%)
Motorola Inc                                                      90,600                               1,798,410
                                                                                             --------------------
TOTAL COMMON STOCKS                                                                       $          549,229,159
                                                                                             --------------------

                                                             Principal
                                                              Amount                                  Value
                                                           ------------------------ ------ ------------------------
MONEY MARKET FUNDS (14.60%)
Money Center Banks (14.60%)
BNY Institutional Cash Reserve Fund (c)                       81,061,000                              81,061,000
                                                                                             --------------------
TOTAL MONEY MARKET FUNDS                                                                  $           81,061,000
                                                                                             --------------------
Total Investments                                                                         $          630,290,159
Liabilities in Excess of Other Assets, Net - (13.54)%                                               (75,157,282)
                                                                                             --------------------
TOTAL NET ASSETS - 100.00%                                                                $          555,132,877
                                                                                             ====================
                                                                                             --------------------

                                                                                             ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $           46,932,412
Unrealized Depreciation                                   (10,306,879)
                                                   --------------------
Net Unrealized Appreciation (Depreciation)                  36,625,533
Cost for federal income tax purposes                       593,664,626


                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current    Unrealized
                          Number of   Original         Market   Appreciation/
Type                      Contracts     Value          Value   (Depreciation)
------------------------- ------------------------- -----------------------
Buy:
S&P 500 EMINI FUT MAR07       60     $4,293,870     $4,329,000  $35,130

Portfolio Summary (unaudited)
--------------------------------------------------------------------
Sector                                                      Percent
--------------------------------------------------------------------
Financial                                                    35.77%
Consumer, Non-cyclical                                       21.95%
Communications                                               12.99%
Industrial                                                   11.19%
Technology                                                   10.90%
Energy                                                        9.76%
Consumer, Cyclical                                            5.05%
Utilities                                                     3.45%
Basic Materials                                               2.48%
Liabilities in Excess of Other Assets, Net                (-13.54%)
                                                     ---------------
TOTAL NET ASSETS                                             100.00%
                                                 ===================

Other Assets Summary (unaudited)
------------------------------------------------- --------------------
Asset Type                                                    Percent
------------------------------------------------- --------------------
Futures                                                         0.78%


Schedule of Investments
January 31, 2007 (unaudited)
Partners LargeCap Growth Fund I
                                                                     Shares
                                                                      Held                                  Value
                                                                   --------------------------------- --------------------
COMMON STOCKS (98.16%)
Advertising Sales (2.13%)
Lamar Advertising Co (a)(b)                                                 434,400                  $           28,792,032
                                                                                                        --------------------

Agricultural Chemicals (1.06%)
Monsanto Co (a)                                                             259,700                              14,306,873
                                                                                                        --------------------

Airlines (1.92%)
Southwest Airlines Co                                                     1,720,500                              25,979,550
                                                                                                        --------------------

Applications Software (4.53%)
Microsoft Corp                                                            1,653,600                              51,030,096
Red Hat Inc (a)(b)                                                          450,200                              10,233,046
                                                                                                        --------------------
                                                                                                                 61,263,142
                                                                                                        --------------------
Audio & Video Products (1.38%)
Harman International Industries Inc                                         197,200                              18,649,204
                                                                                                        --------------------

Cable TV (1.21%)
EchoStar Communications Corp (a)(b)                                         405,700                              16,365,938
                                                                                                        --------------------

Casino Hotels (1.24%)
Wynn Resorts Ltd (a)                                                        149,600                              16,716,304
                                                                                                        --------------------

Casino Services (2.00%)
International Game Technology (a)                                           623,500                              27,097,310
                                                                                                        --------------------

Computer Aided Design (1.07%)
Autodesk Inc (a)(b)                                                         330,100                              14,431,972
                                                                                                        --------------------

Computers (1.22%)
Apple Inc (b)                                                               192,700                              16,520,171
                                                                                                        --------------------

Consulting Services (1.77%)
Accenture Ltd                                                               633,500                              23,914,625
                                                                                                        --------------------

Data Processing & Management (2.29%)
Automatic Data Processing Inc                                               373,500                              17,823,420
NAVTEQ Corp (a)(b)                                                          369,600                              13,113,408
                                                                                                        --------------------
                                                                                                                 30,936,828
                                                                                                        --------------------
Diversified Manufacturing Operations (6.84%)
Danaher Corp (a)                                                            362,100                              26,817,126
General Electric Co                                                       1,820,000                              65,611,000
                                                                                                        --------------------
                                                                                                                 92,428,126
                                                                                                        --------------------
E-Commerce - Products (1.93%)
Amazon.Com Inc (a)(b)                                                       694,500                              26,161,815
                                                                                                        --------------------

E-Commerce - Services (0.91%)
eBay Inc (b)                                                                378,100                              12,246,659
                                                                                                        --------------------

Electronic Components - Semiconductors (4.17%)
Broadcom Corp (b)                                                           454,900                              14,520,408

Electronic Components - Semiconductors
Intel Corp                                                                  859,300                              18,010,928
Xilinx Inc                                                                  980,400                              23,823,720
                                                                                                        --------------------
                                                                                                                 56,355,056
                                                                                                        --------------------
Electronic Forms (1.21%)
Adobe Systems Inc (b)                                                       422,200                              16,410,914
                                                                                                        --------------------

Fiduciary Banks (2.77%)
State Street Corp                                                           526,400                              37,400,720
                                                                                                        --------------------

Finance - Investment Banker & Broker (3.29%)
E*Trade Financial Corp (b)                                                  863,400                              21,049,692
Morgan Stanley                                                              283,400                              23,462,686
                                                                                                        --------------------
                                                                                                                 44,512,378
                                                                                                        --------------------
Finance - Other Services (1.65%)
Chicago Mercantile Exchange Holdings Inc (a)                                 27,400                              15,434,420
IntercontinentalExchange Inc (a)(b)                                          53,200                               6,945,260
                                                                                                        --------------------
                                                                                                                 22,379,680
                                                                                                        --------------------
Food - Wholesale & Distribution (1.42%)
Sysco Corp (a)                                                              554,900                              19,171,795
                                                                                                        --------------------

Hotels & Motels (1.06%)
Marriott International Inc (a)                                              297,000                              14,297,580
                                                                                                        --------------------

Human Resources (1.10%)
Monster Worldwide Inc (a)(b)                                                300,100                              14,827,941
                                                                                                        --------------------

Investment Management & Advisory Services (2.80%)
Franklin Resources Inc                                                      213,600                              25,441,896
Legg Mason Inc                                                              119,100                              12,487,635
                                                                                                        --------------------
                                                                                                                 37,929,531
                                                                                                        --------------------
Medical - Biomedical/Gene (4.02%)
Amgen Inc (b)                                                               319,400                              22,476,178
Celgene Corp (a)(b)                                                         223,800                              12,013,584
Genentech Inc (a)(b)                                                        227,200                              19,850,464
                                                                                                        --------------------
                                                                                                                 54,340,226
                                                                                                        --------------------
Medical - Drugs (1.97%)
Cephalon Inc (a)(b)                                                         110,800                               8,023,028
Sepracor Inc (a)(b)                                                         325,400                              18,567,324
                                                                                                        --------------------
                                                                                                                 26,590,352
                                                                                                        --------------------
Medical - HMO (3.77%)
UnitedHealth Group Inc                                                      551,800                              28,837,068
WellPoint Inc (b)                                                           282,800                              22,165,864
                                                                                                        --------------------
                                                                                                                 51,002,932
                                                                                                        --------------------
Medical Instruments (2.87%)
Medtronic Inc (a)                                                           449,900                              24,047,155
St Jude Medical Inc (b)                                                     345,300                              14,765,028
                                                                                                        --------------------
                                                                                                                 38,812,183
                                                                                                        --------------------
Networking Products (2.47%)
Juniper Networks Inc (a)(b)                                               1,843,400                              33,402,408
                                                                                                        --------------------

Oil - Field Services (0.91%)
Schlumberger Ltd                                                            194,300                              12,336,107
                                                                                                        --------------------


Oil & Gas Drilling (0.93%)
Transocean Inc (a)(b)                                                       162,000                              12,533,940
                                                                                                        --------------------

Pharmacy Services (2.59%)
Caremark Rx Inc                                                             419,500                              25,698,570
Medco Health Solutions Inc (a)(b)                                           158,600                               9,390,706
                                                                                                        --------------------
                                                                                                                 35,089,276
                                                                                                        --------------------
Retail - Bedding (1.34%)
Bed Bath & Beyond Inc (a)(b)                                                430,800                              18,175,452
                                                                                                        --------------------

Retail - Discount (3.25%)
Target Corp                                                                 418,500                              25,679,160
Wal-Mart Stores Inc                                                         384,200                              18,322,498
                                                                                                        --------------------
                                                                                                                 44,001,658
                                                                                                        --------------------
Retail - Drug Store (1.51%)
Walgreen Co                                                                 449,700                              20,371,410
                                                                                                        --------------------

Retail - Regional Department Store (2.18%)
Kohl's Corp (b)                                                             415,400                              29,456,014
                                                                                                        --------------------

Semiconductor Component - Integrated Circuits (5.73%)
Analog Devices Inc                                                          710,900                              23,281,975
Marvell Technology Group Ltd (a)(b)                                       1,562,800                              28,583,612
Maxim Integrated Products Inc (a)                                           833,700                              25,677,960
                                                                                                        --------------------
                                                                                                                 77,543,547
                                                                                                        --------------------
Semiconductor Equipment (1.78%)
Applied Materials Inc                                                     1,358,400                              24,084,432
                                                                                                        --------------------

Therapeutics (2.05%)
Gilead Sciences Inc (a)(b)                                                  431,600                              27,760,512
                                                                                                        --------------------

Transport - Services (1.23%)
Expeditors International Washington Inc (a)                                 391,200                              16,700,328
                                                                                                        --------------------

Web Portals (3.88%)
Google Inc (b)                                                               76,300                              38,249,190
Yahoo! Inc (a)(b)                                                           500,700                              14,174,817
                                                                                                        --------------------
                                                                                                                 52,424,007
                                                                                                        --------------------
Wireless Equipment (4.71%)
American Tower Corp (a)(b)                                                1,331,500                              53,033,645
Qualcomm Inc                                                                281,600                              10,605,056
                                                                                                        --------------------
                                                                                                                 63,638,701
                                                                                                        --------------------
TOTAL COMMON STOCKS                                                                                  $        1,327,359,629
                                                                                                        --------------------
                                                                              Principal
                                                                               Amount                               Value
                                                                  - ------------------ -------------
MONEY MARKET FUNDS (15.75%)
Money Center Banks (15.75%)
BNY Institutional Cash Reserve Fund (c)                                       212,924,000                        212,924,000
                                                                                                         --------------------
TOTAL MONEY MARKET FUNDS                                                                              $          212,924,000
                                                                                                         --------------------
Total Investments                                                                                     $        1,540,283,629
Liabilities in Excess of Other Assets, Net - (13.91)%                                                          (188,106,885)
                                                                                                         --------------------
TOTAL NET ASSETS - 100.00%                                                                            $        1,352,176,744
                                                                                                         ====================
                                                                                                         --------------------

                                                                                                         ====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $          184,101,955
Unrealized Depreciation                                      (33,434,409)
                                                      --------------------
Net Unrealized Appreciation (Depreciation)                    150,667,546
Cost for federal income tax purposes                        1,389,616,083


Portfolio Summary (unaudited)
----------------------------------------------------- --------------------
Sector                                                            Percent
----------------------------------------------------- --------------------
Financial                                                          26.26%
Technology                                                         22.01%
Consumer, Non-cyclical                                             21.56%
Communications                                                     17.23%
Consumer, Cyclical                                                 15.88%
Industrial                                                          8.07%
Energy                                                              1.84%
Basic Materials                                                     1.06%
Liabilities in Excess of Other Assets, Net                      (-13.91%)
                                                      --------------------
TOTAL NET ASSETS                                                  100.00%
                                                      ====================


Schedule of Investments
January 31, 2007 (unaudited)
Partners LargeCap Growth Fund II
                                                                       Shares
                                                                        Held                              Value
                                                             ------------------------------------- --------------------
COMMON STOCKS (98.37%)
Advertising Sales (0.57%)
Lamar Advertising Co (a)(b)                                                 74,800                  $            4,957,744
                                                                                                       --------------------

Aerospace & Defense (2.29%)
Boeing Co                                                                  220,900                              19,783,804
                                                                                                       --------------------

Aerospace & Defense Equipment (1.81%)
United Technologies Corp                                                   230,400                              15,671,808
                                                                                                       --------------------

Agricultural Chemicals (0.31%)
Monsanto Co                                                                 48,252                               2,658,203
                                                                                                       --------------------

Airlines (1.05%)
Continental Airlines Inc (a)(b)                                            218,200                               9,053,118
                                                                                                       --------------------

Apparel Manufacturers (0.83%)
Polo Ralph Lauren Corp (a)                                                  87,400                               7,171,170
                                                                                                       --------------------

Applications Software (0.76%)
Microsoft Corp                                                             213,022                               6,573,859
                                                                                                       --------------------

Beverages - Non-Alcoholic (2.48%)
PepsiCo Inc                                                                328,700                              21,444,388
                                                                                                       --------------------

Brewery (0.42%)
Anheuser-Busch Cos Inc                                                      70,800                               3,608,676
                                                                                                       --------------------

Commercial Services - Finance (1.94%)
Western Union Co/The                                                       749,900                              16,752,766
                                                                                                       --------------------

Computers (4.84%)
Apple Inc (b)                                                               68,000                               5,829,640
Hewlett-Packard Co                                                         527,300                              22,821,544
International Business Machines Corp                                       133,768                              13,263,097
                                                                                                       --------------------
                                                                                                                41,914,281
                                                                                                       --------------------
Computers - Memory Devices (1.09%)
Network Appliance Inc (b)                                                  252,000                               9,475,200
                                                                                                       --------------------

Consulting Services (1.00%)
Accenture Ltd                                                              229,388                               8,659,397
                                                                                                       --------------------

Cosmetics & Toiletries (0.29%)
Bare Escentuals Inc (a)(b)                                                  69,771                               2,545,944
                                                                                                       --------------------

Dental Supplies & Equipment (0.17%)
Dentsply International Inc                                                  47,300                               1,458,732
                                                                                                       --------------------

Diagnostic Equipment (0.27%)
Cytyc Corp (a)(b)                                                           80,400                               2,325,168
                                                                                                       --------------------


Diagnostic Kits (0.20%)
Idexx Laboratories Inc (b)                                                  20,000                               1,716,200
                                                                                                       --------------------

Diversified Manufacturing Operations (5.46%)
Cooper Industries Ltd                                                      160,200                              14,640,678
General Electric Co                                                        577,300                              20,811,665
Roper Industries Inc                                                       166,757                               8,658,024
Textron Inc (a)                                                             33,702                               3,140,015
                                                                                                       --------------------
                                                                                                                47,250,382
                                                                                                       --------------------
Electric Products - Miscellaneous (2.57%)
Emerson Electric Co                                                        494,200                              22,224,174
                                                                                                       --------------------

Electronic Components - Semiconductors (5.59%)
Broadcom Corp (b)                                                          153,400                               4,896,528
Intel Corp                                                                 866,400                              18,159,744
MEMC Electronic Materials Inc (b)                                          150,900                               7,907,160
STMicroelectronics NV (a)                                                  469,700                               8,797,481
Xilinx Inc                                                                 352,800                               8,573,040
                                                                                                       --------------------
                                                                                                                48,333,953
                                                                                                       --------------------
Enterprise Software & Services (1.25%)
Business Objects SA ADR (a)(b)                                             181,500                               6,831,660
Oracle Corp (b)                                                            230,800                               3,960,528
                                                                                                       --------------------
                                                                                                                10,792,188
                                                                                                       --------------------
Finance - Investment Banker & Broker (5.07%)
Bear Stearns Cos Inc/The                                                    43,900                               7,236,915
Goldman Sachs Group Inc                                                     87,700                              18,606,432
JPMorgan Chase & Co                                                        354,400                              18,049,592
                                                                                                       --------------------
                                                                                                                43,892,939
                                                                                                       --------------------
Finance - Other Services (0.03%)
Nymex Holdings Inc (a)                                                       1,800                                 231,894
                                                                                                       --------------------

Food - Miscellaneous/Diversified (2.11%)
Campbell Soup Co (a)                                                       234,500                               9,023,560
ConAgra Foods Inc                                                          358,500                               9,217,035
                                                                                                       --------------------
                                                                                                                18,240,595
                                                                                                       --------------------
Home Decoration Products (1.33%)
Newell Rubbermaid Inc                                                      389,700                              11,511,738
                                                                                                       --------------------

Hotels & Motels (0.78%)
Hilton Hotels Corp (a)                                                     190,000                               6,724,100
                                                                                                       --------------------

Instruments - Scientific (1.13%)
Thermo Fisher Scientific Inc (b)                                           203,700                               9,747,045
                                                                                                       --------------------

Machinery - Farm (1.34%)
AGCO Corp (a)(b)                                                           340,800                              11,576,976
                                                                                                       --------------------

Medical - Biomedical/Gene (2.21%)
Amgen Inc (b)                                                              169,692                              11,941,226
Genentech Inc (a)(b)                                                        82,300                               7,190,551
                                                                                                       --------------------
                                                                                                                19,131,777
                                                                                                       --------------------
Medical - Drugs (7.01%)
Allergan Inc                                                                29,400                               3,431,274
Novartis AG ADR (a)                                                        176,300                              10,170,747
Novo-Nordisk A/S ADR                                                        63,571                               5,456,299
Roche Holding AG ADR                                                       142,500                              13,437,750

Medical - Drugs
Schering-Plough Corp                                                     1,125,528                              28,138,200
                                                                                                       --------------------
                                                                                                                60,634,270
                                                                                                       --------------------
Medical - Generic Drugs (1.00%)
Teva Pharmaceutical Industries Ltd ADR (a)                                 246,500                               8,652,150
                                                                                                       --------------------

Medical Instruments (1.15%)
DJO Inc (a)(b)                                                              52,700                               2,181,780
Medtronic Inc                                                              146,300                               7,819,735
                                                                                                       --------------------
                                                                                                                10,001,515
                                                                                                       --------------------
Medical Laboratory & Testing Service (0.62%)
Laboratory Corp of America Holdings (a)(b)                                  73,400                               5,390,496
                                                                                                       --------------------

Medical Products (3.21%)
Baxter International Inc                                                   189,577                               9,414,394
Becton Dickinson & Co                                                      238,706                              18,366,039
                                                                                                       --------------------
                                                                                                                27,780,433
                                                                                                       --------------------
Networking Products (4.28%)
Cisco Systems Inc (b)(c)                                                 1,091,200                              29,015,008
Juniper Networks Inc (a)(b)                                                440,600                               7,983,672
                                                                                                       --------------------
                                                                                                                36,998,680
                                                                                                       --------------------
Oil - Field Services (0.52%)
Schlumberger Ltd                                                            71,200                               4,520,488
                                                                                                       --------------------

Oil Company - Exploration & Production (1.76%)
Apache Corp (a)                                                            140,600                              10,259,582
Devon Energy Corp (a)                                                       70,600                               4,948,354
                                                                                                       --------------------
                                                                                                                15,207,936
                                                                                                       --------------------
Oil Company - Integrated (1.07%)
Occidental Petroleum Corp                                                  199,600                               9,253,456
                                                                                                       --------------------

Oil Field Machinery & Equipment (0.57%)
Cameron International Corp (a)(b)                                           94,800                               4,977,000
                                                                                                       --------------------

Property & Casualty Insurance (1.51%)
St Paul Travelers Cos Inc/The                                              256,300                              13,032,855
                                                                                                       --------------------

Publicly Traded Investment Fund (0.73%)
iShares Russell 1000 Growth Index Fund (a)                                 111,200                               6,283,912
                                                                                                       --------------------

Regional Banks (3.82%)
Bank of America Corp                                                       314,700                              16,546,926
Wells Fargo & Co                                                           459,100                              16,490,872
                                                                                                       --------------------
                                                                                                                33,037,798
                                                                                                       --------------------
Retail - Apparel & Shoe (0.95%)
DSW Inc (a)(b)                                                              51,100                               2,048,599
Gap Inc/The                                                                323,400                               6,199,578
                                                                                                       --------------------
                                                                                                                 8,248,177
                                                                                                       --------------------
Retail - Building Products (1.82%)
Home Depot Inc                                                             145,400                               5,923,596
Lowe's Cos Inc (a)                                                         291,800                               9,836,578
                                                                                                       --------------------
                                                                                                                15,760,174
                                                                                                       --------------------
Retail - Discount (4.86%)
Target Corp                                                                104,400                               6,405,984
TJX Cos Inc                                                                370,600                              10,958,642

Retail - Discount
Wal-Mart Stores Inc                                                        518,100                              24,708,189
                                                                                                       --------------------
                                                                                                                42,072,815
                                                                                                       --------------------
Retail - Office Supplies (0.85%)
Office Depot Inc (a)(b)                                                    196,700                               7,354,613
                                                                                                       --------------------

Retail - Restaurants (2.55%)
Chipotle Mexican Grill Inc (a)(b)                                           95,155                               5,265,878
Starbucks Corp (a)(b)                                                      263,100                               9,192,714
Wendy's International Inc                                                  223,700                               7,596,852
                                                                                                       --------------------
                                                                                                                22,055,444
                                                                                                       --------------------
Steel - Specialty (1.15%)
Allegheny Technologies Inc                                                  96,200                               9,955,738
                                                                                                       --------------------

Steel Pipe & Tube (0.32%)
Valmont Industries Inc (a)                                                  50,021                               2,774,665
                                                                                                       --------------------

Telecommunication Equipment - Fiber Optics (0.81%)
Corning Inc (b)                                                            335,300                               6,987,652
                                                                                                       --------------------

Telephone - Integrated (0.43%)
AT&T Inc                                                                    99,000                               3,725,370
                                                                                                       --------------------

Textile - Home Furnishings (0.87%)
Mohawk Industries Inc (a)(b)                                                91,000                               7,500,220
                                                                                                       --------------------

Therapeutics (1.29%)
Gilead Sciences Inc (a)(b)                                                 173,600                              11,165,952
                                                                                                       --------------------

Veterinary Diagnostics (0.21%)
VCA Antech Inc (a)(b)                                                       54,100                               1,818,842
                                                                                                       --------------------

Web Portals (2.52%)
Google Inc (a)(b)                                                           43,500                              21,806,550
                                                                                                       --------------------

Wireless Equipment (3.30%)
American Tower Corp (b)                                                    440,300                              17,537,149
Crown Castle International Corp (a)(b)                                     312,400                              10,983,984
                                                                                                       --------------------
                                                                                                                28,521,133
                                                                                                       --------------------
TOTAL COMMON STOCKS                                                                                 $          850,946,553
                                                                                                       --------------------
                                                                      Principal
                                                                       Amount                                   Value
                                                             ------------------------------------------- --------------------
SHORT TERM INVESTMENTS (0.54%)
Commercial Paper (0.54%)
Abbott Laboratories
5.21%, 2/ 2/2007                                                         1,000,000                                 999,855
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                     3,695,000                               3,695,000
                                                                                                       --------------------
                                                                                                                 4,694,855
                                                                                                       --------------------
TOTAL SHORT TERM INVESTMENTS                                                                        $            4,694,855
                                                                                                       --------------------

MONEY MARKET FUNDS (12.49%)
Money Center Banks (12.49%)
BNY Institutional Cash Reserve Fund (d)                                108,037,000                             108,037,000
                                                                                                       --------------------
TOTAL MONEY MARKET FUNDS                                                                            $          108,037,000
                                                                                                       --------------------
Total Investments                                                                                   $          963,678,408
Liabilities in Excess of Other Assets, Net - (11.40)%                                                         (98,598,874)
                                                                                                       --------------------
TOTAL NET ASSETS - 100.00%                                                                          $          865,079,534
                                                                                                       ====================
                                                                                                       --------------------

                                                                                                       ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $13,295,000 or 1.54% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           87,978,918
Unrealized Depreciation                                       (6,716,879)
                                                      --------------------
Net Unrealized Appreciation (Depreciation)                     81,262,039
Cost for federal income tax purposes                          882,416,369


                          SCHEDULE OF FUTURES CONTRACTS
                                                       Current      Unrealized
                            Number of    Original       Market     Appreciation/
Type                        Contracts      Value        Value     (Depreciation)
--------------------------- ---------------------------------- -----------------
Buy:
S&P 500 eMini; March 2007       65      $4,675,233    $4,689,751      $14,518

Portfolio Summary (unaudited)
------------------------------------------------------------------
Sector                                                    Percent
------------------------------------------------------------------
Consumer, Non-cyclical                                     25.70%
Financial                                                  22.91%
Consumer, Cyclical                                         15.89%
Industrial                                                 14.91%
Technology                                                 13.53%
Communications                                             11.91%
Energy                                                      3.93%
Basic Materials                                             1.46%
Funds                                                       0.73%
Mortgage Securities                                         0.43%
Liabilities in Excess of Other Assets, Net              (-11.40%)
                                              --------------------
TOTAL NET ASSETS                                          100.00%
                                              ====================

Other Assets Summary (unaudited)
-----------------------------------------------------------
Asset Type                                         Percent
-----------------------------------------------------------
Currency Contracts                                   2.08%
Futures                                              0.54%


                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS

Foreign Currency Delivery    Contracts    In             Value    Net Unrealized
 Sale Contracts    Date      to Deliver   Exchange                  Appreciation
                                             For
--------------------------- ------------- ----------- ------------------------

--------------------------- ------------- ----------- ------------------------
Swiss Franc     02/28/2007    17,627,746  $14,108,066 $14,210,682  $(102,616)
Danish Kroner   02/28/2007    21,533,994   3,749,281    3,768,948    (19,667)

Schedule of Investments
January 31, 2007 (unaudited)
Partners LargeCap Value Fund
                                                                                      Shares
                                                                                       Held                            Value
                                                                             -------------- ------------------ --------------------
COMMON STOCKS (95.45%)
Advertising Agencies (0.39%)
Interpublic Group of Cos Inc (a)(b)                                                812,200                  $           10,688,552
                                                                                                               --------------------

Aerospace & Defense (1.69%)
Boeing Co                                                                          160,200                              14,347,512
Lockheed Martin Corp                                                               138,200                              13,431,658
Northrop Grumman Corp                                                              256,100                              18,167,734
                                                                                                               --------------------
                                                                                                                        45,946,904
                                                                                                               --------------------
Agricultural Operations (0.19%)
Bunge Ltd                                                                           68,800                               5,294,160
                                                                                                               --------------------

Apparel Manufacturers (0.62%)
Jones Apparel Group Inc (a)                                                        261,050                               8,917,468
VF Corp                                                                            104,700                               7,943,589
                                                                                                               --------------------
                                                                                                                        16,861,057
                                                                                                               --------------------
Applications Software (0.54%)
Microsoft Corp                                                                     474,600                              14,646,156
                                                                                                               --------------------

Auto - Car & Light Trucks (0.46%)
DaimlerChrysler AG (a)                                                             200,200                              12,510,498
                                                                                                               --------------------

Auto/Truck Parts & Equipment - Original (1.31%)
Autoliv Inc                                                                        227,200                              13,709,248
BorgWarner Inc                                                                     146,100                              10,013,694
Magna International Inc (a)                                                        153,500                              11,991,420
                                                                                                               --------------------
                                                                                                                        35,714,362
                                                                                                               --------------------
Beverages - Non-Alcoholic (0.25%)
PepsiCo Inc                                                                        103,900                               6,778,436
                                                                                                               --------------------

Brewery (0.55%)
Molson Coors Brewing Co (a)                                                        184,700                              14,923,760
                                                                                                               --------------------

Cable TV (1.10%)
Comcast Corp (a)(b)                                                                675,500                              29,938,160
                                                                                                               --------------------

Chemicals - Diversified (1.54%)
Dow Chemical Co/The                                                                410,700                              17,060,478
EI Du Pont de Nemours & Co                                                         251,600                              12,469,296
PPG Industries Inc                                                                 186,500                              12,363,085
                                                                                                               --------------------
                                                                                                                        41,892,859
                                                                                                               --------------------
Chemicals - Specialty (0.56%)
Ashland Inc                                                                         71,550                               4,976,303
Hercules Inc (a)(b)                                                                115,100                               2,257,111
Lubrizol Corp                                                                      157,000                               8,088,640
                                                                                                               --------------------
                                                                                                                        15,322,054
                                                                                                               --------------------
Commercial Banks (0.22%)
BB&T Corp                                                                          139,700                               5,903,722
                                                                                                               --------------------

Computer Services (0.44%)
Ceridian Corp (a)(b)                                                               119,200                               3,572,424

Computer Services
Electronic Data Systems Corp (a)                                                   315,900                               8,311,329
                                                                                                               --------------------
                                                                                                                        11,883,753
                                                                                                               --------------------
Computers (1.20%)
Hewlett-Packard Co                                                                 306,200                              13,252,336
International Business Machines Corp                                               196,000                              19,433,400
                                                                                                               --------------------
                                                                                                                        32,685,736
                                                                                                               --------------------
Consulting Services (0.46%)
Accenture Ltd                                                                      333,500                              12,589,625
                                                                                                               --------------------

Consumer Products - Miscellaneous (1.13%)
Clorox Co                                                                          254,500                              16,649,390
Kimberly-Clark Corp                                                                202,200                              14,032,680
                                                                                                               --------------------
                                                                                                                        30,682,070
                                                                                                               --------------------
Containers - Metal & Glass (0.69%)
Crown Holdings Inc (a)(b)                                                          464,000                              10,240,480
Owens-Illinois Inc (a)(b)                                                          381,300                               8,487,738
                                                                                                               --------------------
                                                                                                                        18,728,218
                                                                                                               --------------------
Containers - Paper & Plastic (0.37%)
Sonoco Products Co                                                                 261,400                              10,063,900
                                                                                                               --------------------

Cosmetics & Toiletries (2.37%)
Colgate-Palmolive Co                                                               227,500                              15,538,250
Procter & Gamble Co                                                                752,700                              48,827,649
                                                                                                               --------------------
                                                                                                                        64,365,899
                                                                                                               --------------------
Distribution & Wholesale (0.19%)
Tech Data Corp (a)(b)                                                              136,700                               5,077,038
                                                                                                               --------------------

Diversified Manufacturing Operations (4.15%)
Eaton Corp                                                                         215,550                              16,888,342
General Electric Co                                                              2,261,000                              81,509,050
Ingersoll-Rand Co Ltd                                                                3,200                                 137,216
SPX Corp (a)                                                                       142,700                              10,016,113
Textron Inc (a)                                                                     45,200                               4,211,284
                                                                                                               --------------------
                                                                                                                       112,762,005
                                                                                                               --------------------
Electric - Integrated (2.71%)
Allegheny Energy Inc (a)(b)                                                        281,700                              13,104,684
Constellation Energy Group Inc                                                     192,800                              13,987,640
Entergy Corp                                                                       187,800                              17,437,230
Northeast Utilities (a)                                                            142,500                               3,940,125
Pinnacle West Capital Corp                                                         248,100                              12,104,799
TXU Corp                                                                           238,800                              12,914,304
Wisconsin Energy Corp                                                                6,400                                 297,984
                                                                                                               --------------------
                                                                                                                        73,786,766
                                                                                                               --------------------
Electronic Components - Miscellaneous (0.83%)
Celestica Inc (b)                                                                  218,600                               1,302,856
Flextronics International Ltd (a)(b)                                             1,098,500                              12,775,555
Sanmina-SCI Corp (b)                                                             1,195,500                               4,184,250
Solectron Corp (a)(b)                                                            1,360,200                               4,420,650
                                                                                                               --------------------
                                                                                                                        22,683,311
                                                                                                               --------------------
Electronic Parts Distribution (0.19%)
Arrow Electronics Inc (b)                                                          150,400                               5,301,600
                                                                                                               --------------------

Engines - Internal Combustion (0.37%)
Cummins Inc (a)                                                                     75,800                              10,199,648
                                                                                                               --------------------

Fiduciary Banks (0.53%)
Mellon Financial Corp                                                              334,100                              14,279,434
                                                                                                               --------------------

Finance - Commercial (0.16%)
CIT Group Inc                                                                       72,200                               4,256,912
                                                                                                               --------------------

Finance - Investment Banker & Broker (9.26%)
Citigroup Inc                                                                    2,028,900                             111,853,257
Goldman Sachs Group Inc                                                             32,200                               6,831,552
JPMorgan Chase & Co                                                              1,504,000                              76,598,720
Merrill Lynch & Co Inc                                                             441,100                              41,269,316
Morgan Stanley                                                                     184,900                              15,307,871
                                                                                                               --------------------
                                                                                                                       251,860,716
                                                                                                               --------------------
Finance - Mortgage Loan/Banker (3.00%)
Countrywide Financial Corp (a)                                                     534,300                              23,231,364
Fannie Mae                                                                         562,350                              31,789,645
Freddie Mac                                                                        409,200                              26,569,356
                                                                                                               --------------------
                                                                                                                        81,590,365
                                                                                                               --------------------
Financial Guarantee Insurance (1.14%)
MBIA Inc (a)                                                                       230,400                              16,549,632
MGIC Investment Corp                                                               236,300                              14,584,436
                                                                                                               --------------------
                                                                                                                        31,134,068
                                                                                                               --------------------
Food - Miscellaneous/Diversified (2.18%)
ConAgra Foods Inc                                                                  545,100                              14,014,521
General Mills Inc                                                                  239,950                              13,734,738
Kellogg Co                                                                         261,700                              12,893,959
Kraft Foods Inc (a)                                                                 86,500                               3,020,580
Sara Lee Corp (a)                                                                  917,600                              15,736,840
                                                                                                               --------------------
                                                                                                                        59,400,638
                                                                                                               --------------------
Food - Retail (1.29%)
Kroger Co/The                                                                      582,100                              14,901,760
Safeway Inc (a)                                                                    559,000                              20,140,770
                                                                                                               --------------------
                                                                                                                        35,042,530
                                                                                                               --------------------
Home Decoration Products (0.01%)
Newell Rubbermaid Inc                                                                5,400                                 159,516
                                                                                                               --------------------

Insurance Brokers (0.43%)
AON Corp                                                                           322,700                              11,572,022
                                                                                                               --------------------

Investment Management & Advisory Services (0.51%)
Janus Capital Group Inc (a)                                                        437,100                               8,951,808
Waddell & Reed Financial Inc (a)                                                   193,600                               4,969,712
                                                                                                               --------------------
                                                                                                                        13,921,520
                                                                                                               --------------------
Life & Health Insurance (0.78%)
Prudential Financial Inc (a)                                                       132,100                              11,774,073
Torchmark Corp                                                                       3,200                                 207,968
UnumProvident Corp                                                                 415,200                               9,134,400
                                                                                                               --------------------
                                                                                                                        21,116,441
                                                                                                               --------------------
Medical - Drugs (4.11%)
Eli Lilly & Co                                                                      85,000                               4,600,200
Merck & Co Inc                                                                     804,775                              36,013,681
Pfizer Inc                                                                       2,707,200                              71,036,928
                                                                                                               --------------------
                                                                                                                       111,650,809
                                                                                                               --------------------
Medical - Hospitals (0.09%)
Tenet Healthcare Corp (a)(b)                                                       330,200                               2,331,212
                                                                                                               --------------------

Medical - Wholesale Drug Distribution (0.37%)
AmerisourceBergen Corp (a)                                                         192,900                              10,104,102
                                                                                                               --------------------

Multi-Line Insurance (5.82%)
ACE Ltd (a)                                                                        117,500                               6,789,150
Allstate Corp/The                                                                  127,700                               7,682,432
American International Group Inc                                                   868,600                              59,455,670
Genworth Financial Inc                                                             541,200                              18,887,880
Hartford Financial Services Group Inc                                              194,100                              18,422,031
Metlife Inc                                                                        374,550                              23,267,046
Old Republic International Corp                                                    636,100                              14,185,030
XL Capital Ltd (a)                                                                 136,800                               9,439,200
                                                                                                               --------------------
                                                                                                                       158,128,439
                                                                                                               --------------------
Multimedia (1.99%)
Time Warner Inc                                                                  1,719,500                              37,605,465
Viacom Inc (b)                                                                     156,600                               6,368,922
Walt Disney Co/The                                                                 291,100                              10,237,987
                                                                                                               --------------------
                                                                                                                        54,212,374
                                                                                                               --------------------
Networking Products (0.28%)
Cisco Systems Inc (b)                                                              282,400                               7,509,016
                                                                                                               --------------------

Office Supplies & Forms (0.47%)
Avery Dennison Corp                                                                188,400                              12,879,024
                                                                                                               --------------------

Oil & Gas Drilling (0.24%)
GlobalSantaFe Corp (a)                                                             113,500                               6,584,135
                                                                                                               --------------------

Oil Company - Integrated (11.35%)
BP PLC ADR (a)                                                                     207,300                              13,165,623
Chevron Corp                                                                       982,900                              71,633,752
ConocoPhillips                                                                     424,800                              28,210,968
Exxon Mobil Corp                                                                 1,919,200                             142,212,720
Marathon Oil Corp                                                                  288,900                              26,099,226
Occidental Petroleum Corp                                                           89,800                               4,163,128
Royal Dutch Shell PLC ADR (a)                                                      156,400                              10,674,300
Total SA ADR                                                                       181,100                              12,323,855
                                                                                                               --------------------
                                                                                                                       308,483,572
                                                                                                               --------------------
Paper & Related Products (0.75%)
Smurfit-Stone Container Corp (a)(b)                                                480,200                               5,186,160
Temple-Inland Inc (a)                                                              304,600                              15,211,724
                                                                                                               --------------------
                                                                                                                        20,397,884
                                                                                                               --------------------
Property & Casualty Insurance (1.80%)
Chubb Corp                                                                         260,300                              13,546,012
Fidelity National Financial Inc (a)                                                439,400                              10,431,356
St Paul Travelers Cos Inc/The                                                      491,191                              24,977,062
                                                                                                               --------------------
                                                                                                                        48,954,430
                                                                                                               --------------------
Publishing - Periodicals (0.08%)
Idearc Inc (a)                                                                      68,435                               2,218,663
                                                                                                               --------------------

Regional Banks (7.55%)
Bank of America Corp                                                             1,688,266                              88,769,026
Comerica Inc                                                                       210,200                              12,464,860
Fifth Third Bancorp (a)                                                            205,800                               8,211,420
Keycorp (a)                                                                        257,400                               9,824,958
National City Corp                                                                 567,600                              21,483,660
SunTrust Banks Inc (a)                                                             176,500                              14,667,150
US Bancorp (a)                                                                     366,500                              13,047,400

Regional Banks
Wachovia Corp                                                                      404,500                              22,854,250
Wells Fargo & Co                                                                   390,500                              14,026,760
                                                                                                               --------------------
                                                                                                                       205,349,484
                                                                                                               --------------------
Reinsurance (0.39%)
PartnerRe Ltd                                                                       29,200                               1,985,600
RenaissanceRe Holdings Ltd (a)                                                     161,900                               8,624,413
                                                                                                               --------------------
                                                                                                                        10,610,013
                                                                                                               --------------------
Retail - Apparel & Shoe (0.95%)
Gap Inc/The                                                                        742,600                              14,235,642
Ltd Brands Inc (a)                                                                 415,500                              11,609,070
                                                                                                               --------------------
                                                                                                                        25,844,712
                                                                                                               --------------------
Retail - Major Department Store (0.26%)
Saks Inc (a)                                                                       373,200                               7,001,232
                                                                                                               --------------------

Retail - Office Supplies (0.56%)
Office Depot Inc (a)(b)                                                            404,600                              15,127,994
                                                                                                               --------------------

Retail - Restaurants (1.15%)
McDonald's Corp                                                                    702,300                              31,147,005
                                                                                                               --------------------

Savings & Loans - Thrifts (1.33%)
Astoria Financial Corp                                                             282,200                               8,350,298
Washington Mutual Inc                                                              623,800                              27,815,242
                                                                                                               --------------------
                                                                                                                        36,165,540
                                                                                                               --------------------
Steel - Producers (0.55%)
Arcelor Mittal                                                                     313,700                              14,922,709

                                                                                                                        14,922,709
                                                                                                               --------------------
Telecommunication Services (0.36%)
Embarq Corp (a)                                                                    178,462                               9,906,426
                                                                                                               --------------------

Telephone - Integrated (6.19%)
AT&T Inc                                                                         2,376,900                              89,442,747
Sprint Nextel Corp (a)                                                           1,462,400                              26,074,592
Verizon Communications Inc                                                       1,368,700                              52,722,324
                                                                                                               --------------------
                                                                                                                       168,239,663
                                                                                                               --------------------
Television (0.72%)
CBS Corp                                                                           626,800                              19,537,356
                                                                                                               --------------------

Tobacco (1.81%)
Altria Group Inc                                                                   545,825                              47,699,647
UST Inc (a)                                                                         26,625                               1,529,340
                                                                                                               --------------------
                                                                                                                        49,228,987
                                                                                                               --------------------
Tools - Hand Held (0.51%)
Black & Decker Corp (a)                                                            157,700                              13,764,056
                                                                                                               --------------------

Toys (0.24%)
Mattel Inc (a)                                                                     264,400                               6,440,784
                                                                                                               --------------------

Transport - Rail (0.64%)
CSX Corp (a)                                                                       476,200                              17,519,398
                                                                                                               --------------------

Wireless Equipment (1.08%)
American Tower Corp (a)(b)                                                         120,000                               4,779,600
Crown Castle International Corp (a)(b)                                             367,400                              12,917,784

Wireless Equipment
Nokia OYJ ADR                                                                      529,800                              11,708,580
                                                                                                               --------------------
                                                                                                                        29,405,964
                                                                                                               --------------------
TOTAL COMMON STOCKS                                                                                         $        2,595,229,394
                                                                                                               --------------------
                                                                                   Principal
                                                                                    Amount                            Value
                                                                             -------------- ------------------ --------------------
SHORT TERM INVESTMENTS (3.55%)
Commercial Paper (3.55%)
Abbott Laboratories
5.21%, 2/ 2/2007                                                                 4,300,000                               4,299,378
Alcon Capital Corp
5.22%, 2/ 1/2007                                                                 3,410,000                               3,410,000
Anglesea Funding LLC
5.28%, 2/ 1/2007                                                                 4,300,000                               4,300,000
Archer Daniels Midland
5.25%, 2/27/2007                                                                 3,000,000                               2,988,625
Atlas Capital Funding Corp
5.27%, 2/ 1/2007                                                                 4,500,000                               4,500,000
Australis & New Zealand Banking Co
5.24%, 2/ 5/2007                                                                 4,600,000                               4,597,322
Beta Finance Inc
5.25%, 4/16/2007                                                                 4,100,000                               4,055,754
5.245%, 4/18/2007                                                                4,650,000                               4,598,512
Coast Asset Corp
5.28%, 2/ 5/2007                                                                 1,187,000                               1,186,304
Colonial Pipeline Co
5.25%, 2/12/2007                                                                 4,000,000                               3,993,583
Concentrate Mfg Co Ireland
5.22%, 2/ 1/2007                                                                 4,000,000                               4,000,000
Emerson Electric Co
5.23%, 2/ 6/2007                                                                   600,000                                 599,564
Eureka Securitization Inc
5.26%, 3/15/2007                                                                 3,650,000                               3,627,601
Govco Inc
5.26%, 3/ 6/2007                                                                 4,000,000                               3,980,713
HBOS Treasury Services
5.245%, 2/ 7/2007                                                                2,300,000                               2,297,987
5.24%, 4/ 4/2007                                                                 1,300,000                               1,288,268
Hudson-Thames LLC
5.29%, 2/ 1/2007                                                                 4,607,000                               4,607,000
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007                                                                 1,583,000                               1,583,000
Koch Industries Inc
5.26%, 2/ 7/2007                                                                 3,200,000                               3,197,195
MICA Funding LLC
5.30%, 2/ 1/2007                                                                 1,200,000                               1,200,000
National Australia Funding
5.25%, 2/ 5/2007                                                                 3,685,000                               3,682,850
Premier Asset Collateral Entity Ltd
5.28%, 2/15/2007                                                                 3,000,000                               2,993,840
Skandinaviska Enskilda Banken
5.25%, 2/21/2007                                                                 2,000,000                               1,994,167
Southern Company Funding
5.23%, 2/ 9/2007                                                                 4,000,000                               3,995,351
Swedish Housing Finance Corp
5.27%, 2/ 8/2007                                                                 3,900,000                               3,896,004
Sydney Capital Corp
5.275%, 2/28/2007                                                                4,500,000                               4,482,197

Commercial Paper
Tierra Alta Funding Corp
5.27%, 3/ 1/2007                                                                 3,650,000                               3,635,039
Total Capital
5.23%, 2/ 1/2007                                                                 4,621,000                               4,621,000
Versailles CDS Ltd
5.27%, 2/ 1/2007                                                                 3,000,000                               3,000,000
                                                                                                               --------------------
                                                                                                                        96,611,254
                                                                                                               --------------------
TOTAL SHORT TERM INVESTMENTS                                                                                $           96,611,254
                                                                                                               --------------------
MONEY MARKET FUNDS (9.84%)
Money Center Banks (9.84%)
BNY Institutional Cash Reserve Fund (c)                                        267,531,000                             267,531,000
                                                                                                               --------------------
TOTAL MONEY MARKET FUNDS                                                                                    $          267,531,000
                                                                                                               --------------------
Total Investments                                                                                           $        2,959,371,648
Liabilities in Excess of Other Assets, Net - (8.84)%                                                                 (240,412,620)
                                                                                                               --------------------
TOTAL NET ASSETS - 100.00%                                                                                  $        2,718,959,028
                                                                                                               ====================
                                                                                                               --------------------

                                                                                                               ====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $          584,769,823
Unrealized Depreciation                                      (32,466,784)
                                                      --------------------
Net Unrealized Appreciation (Depreciation)                    552,303,039
Cost for federal income tax purposes                        2,407,068,609


                          SCHEDULE OF FUTURES CONTRACTS
                                                   Current        Unrealized
                         Number of   Original       Market       Appreciation/
Type                     Contracts     Value        Value       (Depreciation)
------------------------ ----------------------------------------------------
Buy:
S&P 500 EMINI FUT MAR07    1,400    $99,807,466   $101,010,000    $1,202,534

Portfolio Summary (unaudited)
----------------------------------------------- --------------------
Sector                                                      Percent
----------------------------------------------- --------------------
Financial                                                    45.05%
Consumer, Non-cyclical                                       15.71%
Communications                                               12.20%
Energy                                                       12.02%
Industrial                                                    9.47%
Consumer, Cyclical                                            5.73%
Basic Materials                                               3.40%
Utilities                                                     2.71%
Technology                                                    2.18%
Special Purpose Entity                                        0.17%
Government                                                    0.14%
Mortgage Securities                                           0.06%
Liabilities in Excess of Other Assets, Net                 (-8.84%)
                                                --------------------
TOTAL NET ASSETS                                            100.00%
                                                ====================

Other Assets Summary (unaudited)
----------------------------------------------- --------------------
Asset Type                                                  Percent
----------------------------------------------- --------------------
Futures                                                       3.72%


Schedule of Investments
January 31, 2007 (unaudited)
Partners LargeCap Value Fund I
                                                              Shares
                                                               Held                              Value
                                                        --------------------------------- --------------------
COMMON STOCKS (95.62%)
Advertising Agencies (1.69%)
Omnicom Group Inc (a)                                              123,600                  $           13,002,720
                                                                                               --------------------

Advertising Services (0.77%)
RH Donnelley Corp (a)(b)                                            89,300                               5,945,594
                                                                                               --------------------

Aerospace & Defense (1.91%)
Lockheed Martin Corp (a)                                            55,000                               5,345,450
Northrop Grumman Corp (a)                                          131,200                               9,307,328
                                                                                               --------------------
                                                                                                        14,652,778
                                                                                               --------------------
Applications Software (1.91%)
Microsoft Corp                                                     474,300                              14,636,898
                                                                                               --------------------

Auto - Medium & Heavy Duty Trucks (1.09%)
Paccar Inc                                                         124,800                               8,345,376
                                                                                               --------------------

Auto/Truck Parts & Equipment - Original (3.65%)
BorgWarner Inc                                                     137,000                               9,389,980
Johnson Controls Inc (a)                                           201,000                              18,584,460
                                                                                               --------------------
                                                                                                        27,974,440
                                                                                               --------------------
Beverages - Wine & Spirits (0.62%)
Constellation Brands Inc (a)(b)                                    192,100                               4,752,554
                                                                                               --------------------

Brewery (1.15%)
Anheuser-Busch Cos Inc                                             173,900                               8,863,683
                                                                                               --------------------

Building Products - Wood (1.76%)
Masco Corp (a)                                                     422,000                              13,499,780
                                                                                               --------------------

Commercial Banks (0.57%)
City National Corp/Beverly Hills CA                                 60,500                               4,351,765
                                                                                               --------------------

Consulting Services (0.98%)
Accenture Ltd                                                      198,400                               7,489,600
                                                                                               --------------------

Consumer Products - Miscellaneous (0.90%)
Fortune Brands Inc                                                  82,700                               6,923,644
                                                                                               --------------------

Diversified Manufacturing Operations (2.05%)
Illinois Tool Works Inc (a)                                        308,600                              15,735,514
                                                                                               --------------------

Electric - Integrated (6.16%)
American Electric Power Co Inc                                     322,800                              14,051,484
Exelon Corp                                                        293,400                              17,601,066
Northeast Utilities                                                326,000                               9,013,900
Pepco Holdings Inc (a)                                             256,900                               6,571,502
                                                                                               --------------------
                                                                                                        47,237,952
                                                                                               --------------------
Fiduciary Banks (2.72%)
Mellon Financial Corp                                              268,000                              11,454,320

Fiduciary Banks
Northern Trust Corp (a)                                            155,100                               9,422,325
                                                                                               --------------------
                                                                                                        20,876,645
                                                                                               --------------------
Finance - Investment Banker & Broker (14.01%)
Citigroup Inc                                                      658,400                              36,297,592
JPMorgan Chase & Co                                                667,200                              33,980,496
Morgan Stanley                                                     449,400                              37,205,826
                                                                                               --------------------
                                                                                                       107,483,914
                                                                                               --------------------
Finance - Mortgage Loan/Banker (1.09%)
Freddie Mac                                                        129,400                               8,401,942
                                                                                               --------------------

Gas - Distribution (1.80%)
NiSource Inc                                                       245,500                               5,842,900
Sempra Energy (a)                                                  138,300                               7,935,654
                                                                                               --------------------
                                                                                                        13,778,554
                                                                                               --------------------
Internet Security (1.69%)
McAfee Inc (b)                                                      68,300                               1,998,458
Symantec Corp (a)(b)                                               620,800                              10,994,368
                                                                                               --------------------
                                                                                                        12,992,826
                                                                                               --------------------
Medical - Drugs (5.63%)
Bristol-Myers Squibb Co (a)                                        406,400                              11,700,256
Cephalon Inc (a)(b)                                                 56,000                               4,054,960
Merck & Co Inc                                                     270,700                              12,113,825
Wyeth                                                              309,900                              15,312,159
                                                                                               --------------------
                                                                                                        43,181,200
                                                                                               --------------------
Medical - HMO (1.41%)
UnitedHealth Group Inc                                             207,800                              10,859,628
                                                                                               --------------------

Medical Products (0.72%)
Johnson & Johnson                                                   83,300                               5,564,440
                                                                                               --------------------

Motorcycle/Motor Scooter (0.63%)
Harley-Davidson Inc                                                 71,000                               4,847,170
                                                                                               --------------------

Multi-Line Insurance (5.79%)
Allstate Corp/The                                                  171,600                              10,323,456
American International Group Inc                                   312,600                              21,397,470
Hartford Financial Services Group Inc                              134,300                              12,746,413
                                                                                               --------------------
                                                                                                        44,467,339
                                                                                               --------------------
Multimedia (1.18%)
News Corp                                                          389,100                               9,046,575
                                                                                               --------------------

Oil - Field Services (1.02%)
Halliburton Co (a)                                                 265,400                               7,839,916
                                                                                               --------------------

Oil & Gas Drilling (2.18%)
ENSCO International Inc (a)                                        161,200                               8,200,244
GlobalSantaFe Corp (a)                                             146,600                               8,504,266
                                                                                               --------------------
                                                                                                        16,704,510
                                                                                               --------------------
Oil Company - Integrated (6.42%)
Chevron Corp                                                       316,900                              23,095,672
Exxon Mobil Corp                                                   352,700                              26,135,070
                                                                                               --------------------
                                                                                                        49,230,742
                                                                                               --------------------

Pharmacy Services (1.27%)
Medco Health Solutions Inc (a)(b)                                  165,100                               9,775,571
                                                                                               --------------------

Publicly Traded Investment Fund (1.36%)
SPDR Trust Series 1 (a)                                             72,500                              10,418,250
                                                                                               --------------------

Regional Banks (10.81%)
Bank of America Corp                                               238,500                              12,540,330
Fifth Third Bancorp (a)                                            515,800                              20,580,420
PNC Financial Services Group Inc                                   242,200                              17,867,094
Wells Fargo & Co                                                   889,300                              31,943,656
                                                                                               --------------------
                                                                                                        82,931,500
                                                                                               --------------------
Retail - Building Products (1.06%)
Home Depot Inc                                                     199,700                               8,135,778
                                                                                               --------------------

Retail - Discount (1.68%)
Costco Wholesale Corp                                              228,900                              12,859,602
                                                                                               --------------------

Telecommunication Services (0.29%)
Embarq Corp (a)                                                     39,819                               2,210,352
                                                                                               --------------------

Telephone - Integrated (4.16%)
AT&T Inc                                                           471,500                              17,742,545
Sprint Nextel Corp                                                 797,184                              14,213,791
                                                                                               --------------------
                                                                                                        31,956,336
                                                                                               --------------------
Transport - Rail (1.95%)
Burlington Northern Santa Fe Corp                                  186,700                              15,003,212
                                                                                               --------------------

Transport - Services (1.54%)
FedEx Corp                                                         106,900                              11,801,760
                                                                                               --------------------
TOTAL COMMON STOCKS                                                                         $          733,780,060
                                                                                               --------------------
                                                             Principal
                                                              Amount                                   Value
                                                        ------------------------------------ -- --------------------
MONEY MARKET FUNDS (13.83%)
Money Center Banks (13.83%)
BNY Institutional Cash Reserve Fund (c)                        106,124,000                             106,124,000
                                                                                               --------------------
TOTAL MONEY MARKET FUNDS                                                                    $          106,124,000
                                                                                               --------------------
Total Investments                                                                           $          839,904,060
Liabilities in Excess of Other Assets, Net - (9.45)%                                                  (72,495,620)
                                                                                               --------------------
TOTAL NET ASSETS - 100.00%                                                                  $          767,408,440
                                                                                               ====================
                                                                                               --------------------

                                                                                               ====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                   $           92,738,941
Unrealized Depreciation                              (6,181,300)
                                              --------------------
Net Unrealized Appreciation (Depreciation)           86,557,641
Cost for federal income tax purposes                753,346,419

Portfolio Summary (unaudited)
------------------------------------------------ --------------------
Sector                                                       Percent
------------------------------------------------ --------------------
Financial                                                     48.82%
Consumer, Non-cyclical                                        12.69%
Communications                                                 9.79%
Energy                                                         9.62%
Industrial                                                     9.21%
Consumer, Cyclical                                             8.10%
Utilities                                                      7.95%
Technology                                                     1.91%
Funds                                                          1.36%
Liabilities in Excess of Other Assets, Net                  (-9.45%)
                                                 --------------------
TOTAL NET ASSETS                                             100.00%
                                                 ====================

Schedule of Investments
January 31, 2007 (unaudited)
Partners LargeCap Value Fund II
                                                                                      Shares
                                                                                       Held                         Value
                                                                                    ----------- ----------- -----------------------
COMMON STOCKS (99.19%)
Aerospace & Defense (0.93%)
Northrop Grumman Corp                                                                   34,100           $               2,419,054
                                                                                                            -----------------------

Apparel Manufacturers (1.41%)
Liz Claiborne Inc (a)                                                                   42,600                           1,891,440
VF Corp                                                                                 23,500                           1,782,945
                                                                                                            -----------------------
                                                                                                                         3,674,385
                                                                                                            -----------------------
Applications Software (1.73%)
Microsoft Corp                                                                         146,300                           4,514,818
                                                                                                            -----------------------

Beverages - Non-Alcoholic (1.97%)
Coca-Cola Co/The                                                                        63,900                           3,059,532
Pepsi Bottling Group Inc                                                                65,800                           2,081,254
                                                                                                            -----------------------
                                                                                                                         5,140,786
                                                                                                            -----------------------
Chemicals - Diversified (2.09%)
EI Du Pont de Nemours & Co                                                              53,000                           2,626,680
PPG Industries Inc                                                                      42,700                           2,830,583
                                                                                                            -----------------------
                                                                                                                         5,457,263
                                                                                                            -----------------------
Commercial Services - Finance (0.55%)
H&R Block Inc (a)                                                                       58,900                           1,448,940
                                                                                                            -----------------------

Computers (2.95%)
Hewlett-Packard Co                                                                      96,400                           4,172,192
International Business Machines Corp                                                    35,500                           3,519,825
                                                                                                            -----------------------
                                                                                                                         7,692,017
                                                                                                            -----------------------
Data Processing & Management (0.54%)
Fiserv Inc (b)                                                                          26,800                           1,408,876
                                                                                                            -----------------------

Diversified Manufacturing Operations (5.03%)
Dover Corp                                                                              38,100                           1,889,760
General Electric Co                                                                    103,500                           3,731,175
Ingersoll-Rand Co Ltd (a)                                                               54,400                           2,332,672
Parker Hannifin Corp                                                                    21,900                           1,812,444
Tyco International Ltd                                                                 105,600                           3,366,528
                                                                                                            -----------------------
                                                                                                                        13,132,579
                                                                                                            -----------------------
Electric - Integrated (2.69%)
Exelon Corp                                                                             63,800                           3,827,362
PPL Corp                                                                                89,400                           3,182,640
                                                                                                            -----------------------
                                                                                                                         7,010,002
                                                                                                            -----------------------
Electronic Components - Semiconductors (0.47%)
Intel Corp                                                                              58,900                           1,234,544
                                                                                                            -----------------------

Enterprise Software & Services (0.59%)
Oracle Corp (b)                                                                         90,100                           1,546,116
                                                                                                            -----------------------

Fiduciary Banks (1.06%)
Bank of New York Co Inc/The                                                             69,200                           2,768,692
                                                                                                            -----------------------

Finance - Investment Banker & Broker (10.92%)
Citigroup Inc                                                                          232,000                          12,790,160

Finance - Investment Banker & Broker
JPMorgan Chase & Co                                                                    133,000                           6,773,690
Merrill Lynch & Co Inc                                                                  47,900                           4,481,524
Morgan Stanley                                                                          53,800                           4,454,102
                                                                                                            -----------------------
                                                                                                                        28,499,476
                                                                                                            -----------------------
Finance - Mortgage Loan/Banker (2.68%)
Freddie Mac                                                                            107,600                           6,986,468
                                                                                                            -----------------------

Financial Guarantee Insurance (0.56%)
MGIC Investment Corp                                                                    23,900                           1,475,108
                                                                                                            -----------------------

Food - Miscellaneous/Diversified (1.13%)
Unilever NV                                                                            110,500                           2,949,245
                                                                                                            -----------------------

Food - Retail (1.21%)
Kroger Co/The                                                                          123,400                           3,159,040
                                                                                                            -----------------------

Forestry (1.28%)
Weyerhaeuser Co                                                                         44,700                           3,352,500
                                                                                                            -----------------------

Gas - Distribution (0.61%)
NiSource Inc                                                                            67,000                           1,594,600
                                                                                                            -----------------------

Home Decoration Products (0.67%)
Newell Rubbermaid Inc                                                                   59,100                           1,745,814
                                                                                                            -----------------------

Insurance Brokers (0.57%)
Marsh & McLennan Cos Inc                                                                50,400                           1,486,800
                                                                                                            -----------------------

Life & Health Insurance (0.65%)
Torchmark Corp                                                                          26,200                           1,702,738
                                                                                                            -----------------------

Machinery - Construction & Mining (0.14%)
Caterpillar Inc                                                                          5,800                             371,606
                                                                                                            -----------------------

Machinery - Farm (0.81%)
Deere & Co                                                                              21,100                           2,115,908
                                                                                                            -----------------------

Medical - Drugs (6.03%)
Abbott Laboratories                                                                     75,600                           4,006,800
Eli Lilly & Co                                                                          20,600                           1,114,872
Merck & Co Inc                                                                          42,300                           1,892,925
Pfizer Inc                                                                             197,500                           5,182,400
Wyeth                                                                                   71,800                           3,547,638
                                                                                                            -----------------------
                                                                                                                        15,744,635
                                                                                                            -----------------------
Medical Laboratory & Testing Service (0.28%)
Quest Diagnostics Inc (a)                                                               13,800                             724,224
                                                                                                            -----------------------

Medical Products (1.46%)
Johnson & Johnson                                                                       57,100                           3,814,280
                                                                                                            -----------------------

Multi-Line Insurance (5.25%)
Allstate Corp/The (a)                                                                   57,100                           3,435,136
American International Group Inc                                                        68,000                           4,654,600
Hartford Financial Services Group Inc                                                   34,100                           3,236,431

Multi-Line Insurance
Loews Corp                                                                              54,800                           2,381,608
                                                                                                            -----------------------
                                                                                                                        13,707,775
                                                                                                            -----------------------
Multimedia (2.76%)
Time Warner Inc (a)                                                                    229,600                           5,021,352
Viacom Inc (b)                                                                          53,600                           2,179,912
                                                                                                            -----------------------
                                                                                                                         7,201,264
                                                                                                            -----------------------
Non-Hazardous Waste Disposal (0.58%)
Waste Management Inc                                                                    40,100                           1,522,998
                                                                                                            -----------------------

Office Automation & Equipment (0.66%)
Xerox Corp (b)                                                                         100,900                           1,735,480
                                                                                                            -----------------------

Oil Company - Exploration & Production (0.84%)
Anadarko Petroleum Corp                                                                 21,400                             936,250
Devon Energy Corp (a)                                                                   18,100                           1,268,629
                                                                                                            -----------------------
                                                                                                                         2,204,879
                                                                                                            -----------------------
Oil Company - Integrated (12.60%)
Chevron Corp                                                                           111,600                           8,133,408
ConocoPhillips                                                                          77,300                           5,133,493
Exxon Mobil Corp                                                                       169,800                          12,582,180
Royal Dutch Shell PLC ADR                                                              103,100                           7,036,575
                                                                                                            -----------------------
                                                                                                                        32,885,656
                                                                                                            -----------------------
Oil Field Machinery & Equipment (0.19%)
National Oilwell Varco Inc (b)                                                           8,000                             485,120
                                                                                                            -----------------------

Printing - Commercial (0.70%)
RR Donnelley & Sons Co                                                                  49,400                           1,832,740
                                                                                                            -----------------------

Publicly Traded Investment Fund (0.13%)
SPDR Trust Series 1 (a)                                                                  2,300                             330,510
                                                                                                            -----------------------

Publishing - Newspapers (1.19%)
Gannett Co Inc                                                                          53,600                           3,116,304
                                                                                                            -----------------------

Regional Banks (10.04%)
Bank of America Corp                                                                   166,700                           8,765,086
National City Corp (a)                                                                  47,100                           1,782,735
PNC Financial Services Group Inc                                                        24,700                           1,822,119
US Bancorp (a)                                                                         106,600                           3,794,960
Wachovia Corp                                                                           75,200                           4,248,800
Wells Fargo & Co                                                                       161,500                           5,801,080
                                                                                                            -----------------------
                                                                                                                        26,214,780
                                                                                                            -----------------------
Retail - Apparel & Shoe (0.57%)
Gap Inc/The                                                                             77,600                           1,487,592
                                                                                                            -----------------------

Retail - Building Products (0.83%)
Home Depot Inc (a)                                                                      53,500                           2,179,590
                                                                                                            -----------------------

Retail - Discount (1.79%)
Dollar General Corp (a)                                                                125,900                           2,132,746
Wal-Mart Stores Inc                                                                     53,000                           2,527,570
                                                                                                            -----------------------
                                                                                                                         4,660,316
                                                                                                            -----------------------
Retail - Restaurants (0.98%)
McDonald's Corp                                                                         57,400                           2,545,690
                                                                                                            -----------------------

Savings & Loans - Thrifts (1.30%)
Washington Mutual Inc                                                                   76,200                           3,397,758
                                                                                                            -----------------------

Semiconductor Equipment (0.23%)
Applied Materials Inc                                                                   33,600                             595,728
                                                                                                            -----------------------

Steel - Producers (0.47%)
Nucor Corp (a)                                                                          19,100                           1,232,714
                                                                                                            -----------------------

Telephone - Integrated (5.53%)
AT&T Inc                                                                               229,500                           8,636,085
Sprint Nextel Corp                                                                     130,400                           2,325,032
Verizon Communications Inc                                                              90,300                           3,478,356
                                                                                                            -----------------------
                                                                                                                        14,439,473
                                                                                                            -----------------------
Tobacco (1.54%)
Altria Group Inc                                                                        46,000                           4,019,940
                                                                                                            -----------------------
TOTAL COMMON STOCKS                                                                                      $             258,966,821
                                                                                                            -----------------------
                                                                                    Principal
                                                                                      Amount                        Value
                                                                                    ----------- ----------- -----------------------
MONEY MARKET FUNDS (7.52%)
Money Center Banks (7.52%)
BNY Institutional Cash Reserve Fund (c)                                             19,629,000                          19,629,000
                                                                                                            -----------------------
TOTAL MONEY MARKET FUNDS                                                                                 $              19,629,000
                                                                                                            -----------------------
Total Investments                                                                                        $             278,595,821
Liabilities in Excess of Other Assets, Net - (6.71)%                                                                  (17,520,590)
                                                                                                            -----------------------
TOTAL NET ASSETS - 100.00%                                                                               $             261,075,231
                                                                                                            =======================
                                                                                                            -----------------------

                                                                                                            =======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $              45,439,110
Unrealized Depreciation                                      (1,898,203)
                                                  -----------------------
Net Unrealized Appreciation (Depreciation)                    43,540,907
Cost for federal income tax purposes                         235,054,914


Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Financial                                                40.55%
Consumer, Non-cyclical                                   14.87%
Energy                                                   13.63%
Communications                                            9.48%
Industrial                                                7.49%
Technology                                                7.17%
Consumer, Cyclical                                        6.24%
Basic Materials                                           3.85%
Utilities                                                 3.30%
Funds                                                     0.13%
Liabilities in Excess of Other Assets, Net             (-6.71%)
                                                ----------------
TOTAL NET ASSETS                                        100.00%
                                                ================


Schedule of Investments
January 31, 2007 (unaudited)
Partners MidCap Growth Fund
                                                                      Shares
                                                                       Held                       Value
                                                                    ----------- --------- -----------------------
COMMON STOCKS (96.02%)
Advertising Sales (0.82%)
Focus Media Holding Ltd ADR (a)(b)                                      51,970         $               4,295,840
                                                                                          -----------------------

Agricultural Chemicals (0.77%)
Agrium Inc (a)                                                         117,040                         4,058,947
                                                                                          -----------------------

Agricultural Operations (0.62%)
Bunge Ltd                                                               42,420                         3,264,219
                                                                                          -----------------------

Airlines (1.13%)
Continental Airlines Inc (a)(b)                                         57,730                         2,395,218
US Airways Group Inc (a)(b)                                             62,940                         3,523,381
                                                                                          -----------------------
                                                                                                       5,918,599
                                                                                          -----------------------
Apparel Manufacturers (3.99%)
Coach Inc (b)                                                          195,170                         8,950,496
Guess ? Inc (a)                                                         69,710                         5,026,788
Polo Ralph Lauren Corp                                                  85,640                         7,026,762
                                                                                          -----------------------
                                                                                                      21,004,046
                                                                                          -----------------------
Applications Software (1.54%)
Salesforce.com Inc (a)(b)                                              185,350                         8,123,891
                                                                                          -----------------------

Audio & Video Products (1.12%)
Harman International Industries Inc                                     62,230                         5,885,091
                                                                                          -----------------------

Batteries & Battery Systems (0.39%)
Energy Conversion Devices Inc (a)(b)                                    60,300                         2,077,335
                                                                                          -----------------------

Beverages - Non-Alcoholic (0.74%)
Hansen Natural Corp (a)(b)                                             102,850                         3,917,557
                                                                                          -----------------------

Casino Hotels (1.65%)
Wynn Resorts Ltd (a)                                                    77,630                         8,674,376
                                                                                          -----------------------

Casino Services (2.05%)
International Game Technology                                          248,549                        10,801,940
                                                                                          -----------------------

Cellular Telecommunications (3.34%)
Leap Wireless International Inc (b)                                     47,418                         3,114,888
NII Holdings Inc (a)(b)                                                196,130                        14,474,394
                                                                                          -----------------------
                                                                                                      17,589,282
                                                                                          -----------------------
Commercial Banks (0.55%)
Synovus Financial Corp                                                  90,670                         2,895,093
                                                                                          -----------------------

Computers - Memory Devices (2.06%)
Isilon Systems Inc (a)(b)                                               83,755                         1,933,903
Network Appliance Inc (b)                                              175,790                         6,609,704
SanDisk Corp (a)(b)                                                     56,860                         2,285,772
                                                                                          -----------------------
                                                                                                      10,829,379
                                                                                          -----------------------

Containers - Metal & Glass (0.75%)
Owens-Illinois Inc (b)                                                 176,870                         3,937,126
                                                                                          -----------------------

Data Processing & Management (2.13%)
Fiserv Inc (b)                                                         120,030                         6,309,977
Paychex Inc                                                            122,934                         4,918,589
                                                                                          -----------------------
                                                                                                      11,228,566
                                                                                          -----------------------
Diversified Manufacturing Operations (1.75%)
Harsco Corp                                                             42,020                         3,608,678
Roper Industries Inc                                                   107,550                         5,583,996
                                                                                          -----------------------
                                                                                                       9,192,674
                                                                                          -----------------------
E-Commerce - Products (0.65%)
Nutri/System Inc (a)(b)                                                 77,091                         3,395,859
                                                                                          -----------------------

E-Commerce - Services (0.39%)
Ctrip.com International Ltd ADR                                         28,691                         2,040,217
                                                                                          -----------------------

Electric Products - Miscellaneous (1.03%)
Ametek Inc                                                             156,960                         5,440,234
                                                                                          -----------------------

Electronic Components - Semiconductors (4.14%)
Altera Corp (a)(b)                                                     236,850                         4,748,843
Intersil Corp (a)                                                      101,870                         2,400,057
MEMC Electronic Materials Inc (b)                                       84,110                         4,407,364
Nvidia Corp (a)(b)                                                     198,050                         6,070,232
QLogic Corp (b)                                                        225,700                         4,130,310
                                                                                          -----------------------
                                                                                                      21,756,806
                                                                                          -----------------------
E-Marketing & Information (1.24%)
aQuantive Inc (a)(b)                                                   128,930                         3,455,324
Digital River Inc (a)(b)                                                59,540                         3,047,257
                                                                                          -----------------------
                                                                                                       6,502,581
                                                                                          -----------------------
Engineering - Research & Development Services (0.95%)
McDermott International, Inc. (b)                                       96,350                         4,975,514
                                                                                          -----------------------

Entertainment Software (1.99%)
Activision Inc (a)(b)                                                  263,500                         4,487,405
Electronic Arts Inc (b)                                                119,596                         5,979,800
                                                                                          -----------------------
                                                                                                      10,467,205
                                                                                          -----------------------
Fiduciary Banks (0.91%)
Northern Trust Corp                                                     78,470                         4,767,053
                                                                                          -----------------------

Finance - Investment Banker & Broker (0.97%)
Greenhill & Co Inc (a)                                                  68,360                         5,122,215
                                                                                          -----------------------

Finance - Other Services (2.15%)
IntercontinentalExchange Inc (a)(b)                                     60,430                         7,889,137
Nasdaq Stock Market Inc/The (a)(b)                                     100,766                         3,434,105
                                                                                          -----------------------
                                                                                                      11,323,242
                                                                                          -----------------------
Food - Confectionery (1.15%)
WM Wrigley Jr Co (a)                                                   117,520                         6,054,630
                                                                                          -----------------------

Food - Miscellaneous/Diversified (0.65%)
McCormick & Co Inc/MD                                                   88,110                         3,439,814
                                                                                          -----------------------


Gambling (Non-Hotel) (0.49%)
Pinnacle Entertainment Inc (b)                                          75,020                         2,590,441
                                                                                          -----------------------

Hotels & Motels (1.69%)
Hilton Hotels Corp                                                     251,340                         8,894,923
                                                                                          -----------------------

Human Resources (2.28%)
Monster Worldwide Inc (b)                                              135,420                         6,691,102
Robert Half International Inc (a)                                      129,780                         5,282,046
                                                                                          -----------------------
                                                                                                      11,973,148
                                                                                          -----------------------
Instruments - Scientific (1.94%)
Applera Corp - Applied Biosystems Group                                 90,580                         3,148,561
Thermo Fisher Scientific Inc (b)                                       147,160                         7,041,606
                                                                                          -----------------------
                                                                                                      10,190,167
                                                                                          -----------------------
Internet Infrastructure Software (3.47%)
Akamai Technologies Inc (a)(b)                                         143,570                         8,065,762
F5 Networks Inc (b)                                                    142,886                        10,207,776
                                                                                          -----------------------
                                                                                                      18,273,538
                                                                                          -----------------------
Internet Security (0.79%)
VeriSign Inc (a)(b)                                                    173,230                         4,140,197
                                                                                          -----------------------

Investment Management & Advisory Services (2.99%)
Affiliated Managers Group Inc (a)(b)                                    54,060                         6,022,284
T Rowe Price Group Inc                                                 202,170                         9,702,138
                                                                                          -----------------------
                                                                                                      15,724,422
                                                                                          -----------------------
Lasers - Systems & Components (0.45%)
Cymer Inc (a)(b)                                                        56,520                         2,386,840
                                                                                          -----------------------

Leisure & Recreation Products (1.03%)
WMS Industries Inc (a)(b)                                              136,000                         5,393,760
                                                                                          -----------------------

Medical - Biomedical/Gene (2.77%)
Alexion Pharmaceuticals Inc (a)(b)                                      80,990                         3,366,754
Celgene Corp (b)                                                       137,424                         7,376,920
Medimmune Inc (a)(b)                                                   111,107                         3,850,969
                                                                                          -----------------------
                                                                                                      14,594,643
                                                                                          -----------------------
Medical - Drugs (4.58%)
Allergan Inc                                                            63,140                         7,369,069
Medicis Pharmaceutical Corp (a)                                         66,810                         2,534,103
New River Pharmaceuticals Inc (a)(b)                                    44,750                         2,501,525
Sepracor Inc (a)(b)                                                    104,650                         5,971,329
Shire PLC ADR (a)                                                       89,920                         5,708,122
                                                                                          -----------------------
                                                                                                      24,084,148
                                                                                          -----------------------
Medical Instruments (1.95%)
Intuitive Surgical Inc (a)(b)                                           50,970                         5,015,958
St Jude Medical Inc (b)                                                122,720                         5,247,507
                                                                                          -----------------------
                                                                                                      10,263,465
                                                                                          -----------------------
Medical Laboratory & Testing Service (0.60%)
Laboratory Corp of America Holdings (a)(b)                              42,780                         3,141,763
                                                                                          -----------------------

Medical Products (0.43%)
Henry Schein Inc (a)(b)                                                 45,030                         2,286,173
                                                                                          -----------------------

Metal Processors & Fabrication (1.59%)
Precision Castparts Corp                                                94,280                         8,380,549
                                                                                          -----------------------

Networking Products (1.13%)
Polycom Inc (a)(b)                                                     177,340                         5,962,171
                                                                                          -----------------------

Oil - Field Services (0.75%)
Smith International Inc                                                 99,380                         3,943,398
                                                                                          -----------------------

Oil Company - Exploration & Production (2.66%)
Quicksilver Resources Inc (a)(b)                                        98,620                         3,911,269
Range Resources Corp (a)                                               254,705                         7,816,896
Southwestern Energy Co (a)(b)                                           59,160                         2,275,294
                                                                                          -----------------------
                                                                                                      14,003,459
                                                                                          -----------------------
Oil Field Machinery & Equipment (1.81%)
Cameron International Corp (b)                                          95,640                         5,021,100
National Oilwell Varco Inc (a)(b)                                       74,290                         4,504,946
                                                                                          -----------------------
                                                                                                       9,526,046
                                                                                          -----------------------
Physical Therapy & Rehabilitation Centers (0.74%)
Psychiatric Solutions Inc (a)(b)                                       100,020                         3,894,779
                                                                                          -----------------------

Pipelines (1.44%)
Williams Cos Inc                                                       279,700                         7,549,103
                                                                                          -----------------------

Printing - Commercial (0.80%)
VistaPrint Ltd (b)                                                      97,563                         4,203,990
                                                                                          -----------------------

Property & Casualty Insurance (0.58%)
Arch Capital Group Ltd (a)(b)                                           47,630                         3,076,422
                                                                                          -----------------------

Real Estate Magagement & Services (1.27%)
CB Richard Ellis Group Inc (a)(b)                                      178,000                         6,694,580
                                                                                          -----------------------

REITS - Regional Malls (1.00%)
Macerich Co/The (a)                                                     55,100                         5,263,703
                                                                                          -----------------------

Research & Development (0.98%)
Pharmaceutical Product Development Inc (a)                             149,100                         5,143,950
                                                                                          -----------------------

Retail - Apparel & Shoe (1.08%)
Under Armour Inc. - Class A (a)(b)                                     111,826                         5,680,761
                                                                                          -----------------------

Retail - Computer Equipment (0.85%)
GameStop Corp (a)(b)                                                    84,170                         4,497,203
                                                                                          -----------------------

Retail - Major Department Store (1.76%)
JC Penney Co Inc                                                       114,140                         9,272,734
                                                                                          -----------------------

Rubber - Tires (0.75%)
Goodyear Tire & Rubber Co/The (a)(b)                                   159,370                         3,934,845
                                                                                          -----------------------

Semiconductor Component - Integrated Circuits (0.81%)
Integrated Device Technology Inc (a)(b)                                281,533                         4,259,594
                                                                                          -----------------------

Semiconductor Equipment (2.79%)
Kla-Tencor Corp (a)                                                    179,010                         8,812,662
Varian Semiconductor Equipment Associates Inc (a)(b)                   141,901                         5,839,226
                                                                                          -----------------------
                                                                                                      14,651,888
                                                                                          -----------------------

Steel - Specialty (0.94%)
Allegheny Technologies Inc                                              47,531                         4,918,983
                                                                                          -----------------------

Telecommunication Equipment - Fiber Optics (0.52%)
JDS Uniphase Corp (a)(b)                                               153,735                         2,733,408
                                                                                          -----------------------

Transport - Rail (0.62%)
CSX Corp                                                                89,020                         3,275,046
                                                                                          -----------------------

Transport - Services (1.19%)
CH Robinson Worldwide Inc (a)                                          117,540                         6,235,497
                                                                                          -----------------------

Wire & Cable Products (0.65%)
General Cable Corp (a)(b)                                               79,240                         3,417,621
                                                                                          -----------------------

Wireless Equipment (2.23%)
American Tower Corp (b)                                                180,710                         7,197,680
Crown Castle International Corp (b)                                    128,920                         4,532,827
                                                                                          -----------------------
                                                                                                      11,730,507
                                                                                          -----------------------
TOTAL COMMON STOCKS                                                                    $             505,167,196
                                                                                          -----------------------
                                                                    Principal
                                                                      Amount                      Value
                                                                    ----------- --------- -----------------------
MONEY MARKET FUNDS (28.13%)
Money Center Banks (28.13%)
BNY Institutional Cash Reserve Fund (c)                             147,979,000                      147,979,000
                                                                                          -----------------------
TOTAL MONEY MARKET FUNDS                                                               $             147,979,000
                                                                                          -----------------------
Total Investments                                                                      $             653,146,196
Liabilities in Excess of Other Assets, Net - (24.15)%                                              (127,065,838)
                                                                                          -----------------------
TOTAL NET ASSETS - 100.00%                                                             $             526,080,358
                                                                                          =======================
                                                                                          -----------------------

                                                                                          =======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $              80,009,232
Unrealized Depreciation                                        (8,158,428)
                                                    -----------------------
Net Unrealized Appreciation (Depreciation)                      71,850,804
Cost for federal income tax purposes                           581,295,392


Portfolio Summary (unaudited)
----------------------------------------------------- -----------------------
Sector                                                               Percent
----------------------------------------------------- -----------------------
Financial                                                             38.56%
Consumer, Non-cyclical                                                18.30%
Consumer, Cyclical                                                    17.59%
Technology                                                            15.46%
Communications                                                        14.57%
Industrial                                                            11.31%
Energy                                                                 6.66%
Basic Materials                                                        1.70%
Liabilities in Excess of Other Assets, Net                         (-24.15%)
                                                      -----------------------
TOTAL NET ASSETS                                                     100.00%
                                                      =======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners MidCap Growth Fund I
                                                                  Shares
                                                                   Held                          Value
                                                                ----------- ------------ -----------------------
COMMON STOCKS (99.39%)
Aerospace & Defense (0.55%)
Rockwell Collins Inc                                                21,350            $               1,456,283
                                                                                         -----------------------

Airlines (0.78%)
Southwest Airlines Co                                               80,250                            1,211,775
US Airways Group Inc (a)                                            15,000                              839,700
                                                                                         -----------------------
                                                                                                      2,051,475
                                                                                         -----------------------
Apparel Manufacturers (1.80%)
Coach Inc (a)                                                       69,700                            3,196,442
Polo Ralph Lauren Corp (b)                                          19,150                            1,571,258
                                                                                         -----------------------
                                                                                                      4,767,700
                                                                                         -----------------------
Applications Software (1.48%)
American Reprographics Co (a)(b)                                    24,250                              759,510
Intuit Inc (a)(b)                                                  100,600                            3,163,870
                                                                                         -----------------------
                                                                                                      3,923,380
                                                                                         -----------------------
Brewery (0.44%)
Molson Coors Brewing Co (b)                                         14,500                            1,171,600
                                                                                         -----------------------

Broadcasting Services & Programming (1.15%)
Discovery Holding Co (a)(b)                                         79,850                            1,323,114
Liberty Media Holding Corp - Capital (a)                            16,850                            1,723,755
                                                                                         -----------------------
                                                                                                      3,046,869
                                                                                         -----------------------
Building - Heavy Construction (0.58%)
Granite Construction Inc (b)                                        28,400                            1,521,104
                                                                                         -----------------------

Building - Residential & Commercial (0.91%)
Lennar Corp                                                         21,350                            1,161,013
NVR Inc (a)(b)                                                       1,800                            1,246,536
                                                                                         -----------------------
                                                                                                      2,407,549
                                                                                         -----------------------
Cable TV (0.39%)
EchoStar Communications Corp (a)                                    25,600                            1,032,704
                                                                                         -----------------------

Casino Services (0.60%)
International Game Technology                                       36,750                            1,597,155
                                                                                         -----------------------

Cellular Telecommunications (0.85%)
NII Holdings Inc (a)(b)                                             30,600                            2,258,280
                                                                                         -----------------------

Chemicals - Diversified (0.98%)
Lyondell Chemical Co (b)                                            49,000                            1,549,380
Westlake Chemical Corp (b)                                          31,250                            1,036,875
                                                                                         -----------------------
                                                                                                      2,586,255
                                                                                         -----------------------
Chemicals - Specialty (0.26%)
HB Fuller Co                                                        26,150                              676,501
                                                                                         -----------------------

Commercial Banks (0.50%)
Synovus Financial Corp                                              41,400                            1,321,902
                                                                                         -----------------------

Commercial Services - Finance (1.50%)
Equifax Inc (b)                                                     64,770                            2,689,898
Commercial Services - Finance
Moody's Corp                                                        17,880                            1,279,493
                                                                                         -----------------------
                                                                                                      3,969,391
                                                                                         -----------------------
Computer Aided Design (1.12%)
Autodesk Inc (a)                                                    67,500                            2,951,100
                                                                                         -----------------------

Computer Services (2.41%)
Cognizant Technology Solutions Corp (a)                             40,100                            3,420,129
Factset Research Systems Inc                                        31,200                            1,812,096
IHS Inc (a)(b)                                                      29,650                            1,128,479
                                                                                         -----------------------
                                                                                                      6,360,704
                                                                                         -----------------------
Computers - Integrated Systems (0.76%)
NCR Corp (a)                                                        42,550                            2,016,444
                                                                                         -----------------------

Computers - Memory Devices (0.74%)
Western Digital Corp (a)                                           100,050                            1,960,980
                                                                                         -----------------------

Computers - Peripheral Equipment (0.71%)
Lexmark International Inc (a)(b)                                    29,600                            1,865,688
                                                                                         -----------------------

Consulting Services (0.39%)
Huron Consulting Group Inc (a)(b)                                   19,900                            1,031,815
                                                                                         -----------------------

Cosmetics & Toiletries (1.60%)
Avon Products Inc                                                   57,200                            1,967,108
Estee Lauder Cos Inc/The (b)                                        47,400                            2,251,500
                                                                                         -----------------------
                                                                                                      4,218,608
                                                                                         -----------------------
Data Processing & Management (1.01%)
Dun & Bradstreet Corp (b)                                           31,550                            2,681,750
                                                                                         -----------------------

Dental Supplies & Equipment (0.75%)
Dentsply International Inc                                          64,450                            1,987,638
                                                                                         -----------------------

Disposable Medical Products (1.01%)
CR Bard Inc                                                         32,250                            2,661,270
                                                                                         -----------------------

Distribution & Wholesale (0.25%)
WESCO International Inc (a)                                         11,000                              667,920
                                                                                         -----------------------

Diversified Manufacturing Operations (3.20%)
Acuity Brands Inc                                                   20,400                            1,183,404
Dover Corp                                                          50,150                            2,487,440
Parker Hannifin Corp                                                30,000                            2,482,800
Textron Inc                                                         24,800                            2,310,616
                                                                                         -----------------------
                                                                                                      8,464,260
                                                                                         -----------------------
Drug Delivery Systems (0.60%)
Hospira Inc (a)                                                     43,400                            1,596,252
                                                                                         -----------------------

E-Commerce - Products (0.69%)
Amazon.Com Inc (a)(b)                                               48,700                            1,834,529
                                                                                         -----------------------

Electric - Integrated (1.47%)
Alliant Energy Corp                                                 32,900                            1,195,915
OGE Energy Corp (b)                                                 26,400                            1,022,208
Pinnacle West Capital Corp                                          34,400                            1,678,376
                                                                                         -----------------------
                                                                                                      3,896,499
                                                                                         -----------------------

Electric Products - Miscellaneous (0.33%)
Molex Inc (b)                                                       29,900                              878,761
                                                                                         -----------------------

Electronic Components - Miscellaneous (0.47%)
Gentex Corp (b)                                                     70,450                            1,232,170
                                                                                         -----------------------

Electronic Components - Semiconductors (3.27%)
Altera Corp (a)(b)                                                  91,400                            1,832,570
Intersil Corp (b)                                                   44,150                            1,040,174
Microchip Technology Inc                                            75,250                            2,615,690
National Semiconductor Corp (b)                                     96,650                            2,235,514
Nvidia Corp (a)                                                     30,350                              930,228
                                                                                         -----------------------
                                                                                                      8,654,176
                                                                                         -----------------------
Electronic Connectors (0.56%)
Thomas & Betts Corp (a)                                             31,000                            1,484,590
                                                                                         -----------------------

Electronic Measurement Instruments (0.87%)
Agilent Technologies Inc (a)                                        48,700                            1,558,400
Tektronix Inc                                                       25,950                              733,606
                                                                                         -----------------------
                                                                                                      2,292,006
                                                                                         -----------------------
Engineering - Research & Development Services (0.89%)
EMCOR Group Inc (a)                                                 15,550                              892,881
Jacobs Engineering Group Inc (a)                                    16,050                            1,453,328
                                                                                         -----------------------
                                                                                                      2,346,209
                                                                                         -----------------------
Engines - Internal Combustion (0.68%)
Cummins Inc (b)                                                     13,450                            1,809,832
                                                                                         -----------------------

Enterprise Software & Services (0.23%)
BEA Systems Inc (a)                                                 49,800                              614,034
                                                                                         -----------------------

Fiduciary Banks (1.13%)
Northern Trust Corp                                                 28,200                            1,713,150
Wilmington Trust Corp                                               30,650                            1,285,154
                                                                                         -----------------------
                                                                                                      2,998,304

                                                                                         -----------------------
Finance - Auto Loans (0.54%)
AmeriCredit Corp (a)(b)                                             52,200                            1,416,708
                                                                                         -----------------------

Finance - Commercial (0.50%)
CIT Group Inc                                                       22,600                            1,332,496
                                                                                         -----------------------

Finance - Investment Banker & Broker (0.41%)
Knight Capital Group Inc (a)(b)                                     59,750                            1,079,683
                                                                                         -----------------------

Finance - Other Services (1.63%)
IntercontinentalExchange Inc (a)(b)                                 13,250                            1,729,788
NYSE Group Inc (a)(b)                                               25,750                            2,574,485
                                                                                         -----------------------
                                                                                                      4,304,273
                                                                                         -----------------------
Food - Meat Products (0.50%)
Hormel Foods Corp                                                   34,950                            1,324,605
                                                                                         -----------------------

Food - Miscellaneous/Diversified (2.05%)
Campbell Soup Co (b)                                                27,800                            1,069,744
ConAgra Foods Inc                                                   45,150                            1,160,806
HJ Heinz Co                                                         54,250                            2,556,260
McCormick & Co Inc/MD                                               16,050                              626,592
                                                                                         -----------------------
                                                                                                      5,413,402
                                                                                         -----------------------

Food - Retail (0.36%)
Whole Foods Market Inc (b)                                          22,200                              958,818
                                                                                         -----------------------

Garden Products (0.70%)
Toro Co (b)                                                         36,250                            1,858,538
                                                                                         -----------------------

Hotels & Motels (1.77%)
Choice Hotels International Inc (b)                                 36,900                            1,560,501
Starwood Hotels & Resorts Worldwide Inc                             50,000                            3,129,000
                                                                                         -----------------------
                                                                                                      4,689,501
                                                                                         -----------------------
Human Resources (0.94%)
Manpower Inc                                                        34,100                            2,486,913
                                                                                         -----------------------

Industrial Automation & Robots (0.60%)
Rockwell Automation Inc                                             25,900                            1,585,339
                                                                                         -----------------------

Industrial Gases (0.72%)
Airgas Inc                                                          45,750                            1,904,115
                                                                                         -----------------------

Instruments - Scientific (1.19%)
Thermo Fisher Scientific Inc (a)                                    34,650                            1,658,002
Waters Corp (a)                                                     26,200                            1,485,278
                                                                                         -----------------------
                                                                                                      3,143,280
                                                                                         -----------------------
Internet Infrastructure Software (0.52%)
Akamai Technologies Inc (a)(b)                                      24,450                            1,373,601
                                                                                         -----------------------

Internet Security (1.27%)
McAfee Inc (a)                                                      68,450                            2,002,847
VeriSign Inc (a)(b)                                                 57,200                            1,367,080
                                                                                         -----------------------
                                                                                                      3,369,927
                                                                                         -----------------------
Internet Telephony (0.28%)
j2 Global Communications Inc (a)(b)                                 27,950                              740,116
                                                                                         -----------------------

Investment Management & Advisory Services (1.90%)
Blackrock, Inc. (b)                                                 13,200                            2,214,432
T Rowe Price Group Inc                                              58,600                            2,812,214
                                                                                         -----------------------
                                                                                                      5,026,646
                                                                                         -----------------------
Machinery - Construction & Mining (0.33%)
Terex Corp (a)(b)                                                   15,550                              884,639
                                                                                         -----------------------

Machinery - Pumps (0.61%)
Graco Inc                                                           39,600                            1,614,492
                                                                                         -----------------------

Medical - Biomedical/Gene (2.05%)
Celgene Corp (a)(b)                                                 52,550                            2,820,884
Invitrogen Corp (a)(b)                                              20,000                            1,224,600
PDL BioPharma Inc (a)(b)                                            67,150                            1,377,246
                                                                                         -----------------------
                                                                                                      5,422,730
                                                                                         -----------------------
Medical - Drugs (2.95%)
Allergan Inc                                                        12,260                            1,430,865
Forest Laboratories Inc (a)(b)                                      38,650                            2,168,651
King Pharmaceuticals Inc (a)(b)                                     99,500                            1,777,070
Sepracor Inc (a)(b)                                                 29,450                            1,680,417
Viropharma Inc (a)(b)                                               44,000                              749,320
                                                                                         -----------------------
                                                                                                      7,806,323
                                                                                         -----------------------

Medical - HMO (1.99%)
Humana Inc (a)                                                      48,400                            2,686,200
Sierra Health Services Inc (a)(b)                                   27,900                            1,121,580
WellCare Health Plans Inc (a)(b)                                    18,700                            1,448,876
                                                                                         -----------------------
                                                                                                      5,256,656
                                                                                         -----------------------
Medical - Wholesale Drug Distribution (0.83%)
AmerisourceBergen Corp                                              41,650                            2,181,627
                                                                                         -----------------------

Medical Instruments (0.53%)
Edwards Lifesciences Corp (a)(b)                                    27,200                            1,391,552
                                                                                         -----------------------

Medical Laboratory & Testing Service (1.62%)
Laboratory Corp of America Holdings (a)(b)                          39,550                            2,904,552
Quest Diagnostics Inc (b)                                           26,130                            1,371,302
                                                                                         -----------------------
                                                                                                      4,275,854
                                                                                         -----------------------
Medical Products (0.89%)
Henry Schein Inc (a)                                                46,550                            2,363,344
                                                                                         -----------------------

Metal Processors & Fabrication (0.67%)
Precision Castparts Corp (b)                                        19,850                            1,764,466
                                                                                         -----------------------

Motorcycle/Motor Scooter (1.25%)
Harley-Davidson Inc                                                 48,400                            3,304,268
                                                                                         -----------------------

Multi-Line Insurance (0.60%)
HCC Insurance Holdings Inc (b)                                      50,800                            1,584,960
                                                                                         -----------------------

Networking Products (0.29%)
Juniper Networks Inc (a)(b)                                         42,400                              768,288
                                                                                         -----------------------

Non-Hazardous Waste Disposal (0.41%)
Republic Services Inc                                               25,300                            1,094,225
                                                                                         -----------------------

Oil - Field Services (1.98%)
Helix Energy Solutions Group Inc (a)(b)                             28,750                              924,888
SEACOR Holdings Inc (a)(b)                                          14,200                            1,437,466
Superior Energy Services (a)                                        39,400                            1,194,608
Tidewater Inc (b)                                                   32,450                            1,673,446
                                                                                         -----------------------
                                                                                                      5,230,408
                                                                                         -----------------------
Oil & Gas Drilling (1.18%)
ENSCO International Inc                                             34,600                            1,760,102
Patterson-UTI Energy Inc (b)                                        56,850                            1,372,928
                                                                                         -----------------------
                                                                                                      3,133,030
                                                                                         -----------------------
Oil Company - Exploration & Production (1.80%)
Cimarex Energy Co                                                   37,200                            1,394,256
Unit Corp (a)(b)                                                    26,750                            1,296,840
XTO Energy Inc                                                      40,800                            2,059,176
                                                                                         -----------------------
                                                                                                      4,750,272

                                                                                         -----------------------
Oil Refining & Marketing (1.63%)
Frontier Oil Corp                                                   51,900                            1,474,479
Holly Corp (b)                                                      20,550                            1,082,780
Tesoro Corp (b)                                                     21,200                            1,746,668
                                                                                         -----------------------
                                                                                                      4,303,927
                                                                                         -----------------------
Pipelines (0.49%)
Oneok Inc                                                           30,250                            1,298,028
                                                                                         -----------------------

Racetracks (0.56%)
Penn National Gaming Inc (a)(b)                                     33,600                            1,472,352
                                                                                         -----------------------

Real Estate Magagement & Services (0.80%)
Jones Lang LaSalle Inc                                              20,200                            2,110,900
                                                                                         -----------------------

REITS - Diversified (0.54%)
Entertainment Properties Trust (b)                                  22,100                            1,433,406
                                                                                         -----------------------

REITS - Hotels (0.44%)
Host Hotels & Resorts Inc                                           43,450                            1,150,122
                                                                                         -----------------------

REITS - Mortgage (0.52%)
CapitalSource Inc (b)                                               49,250                            1,368,657
                                                                                         -----------------------

REITS - Warehouse & Industrial (0.61%)
Prologis                                                            25,000                            1,625,000
                                                                                         -----------------------

Retail - Apparel & Shoe (2.38%)
Abercrombie & Fitch Co                                              13,750                            1,093,675
American Eagle Outfitters                                           24,625                              797,357
AnnTaylor Stores Corp (a)                                           28,700                              990,150
Nordstrom Inc (b)                                                   61,200                            3,409,452
                                                                                         -----------------------
                                                                                                      6,290,634
                                                                                         -----------------------
Retail - Auto Parts (0.66%)
Autozone Inc (a)(b)                                                 13,800                            1,733,694
                                                                                         -----------------------

Retail - Catalog Shopping (0.40%)
MSC Industrial Direct Co                                            24,250                            1,047,358
                                                                                         -----------------------

Retail - Computer Equipment (0.60%)
GameStop Corp (a)(b)                                                29,550                            1,578,857
                                                                                         -----------------------

Retail - Discount (2.01%)
Big Lots Inc (a)(b)                                                 55,650                            1,443,005
Dollar Tree Stores Inc (a)                                          48,150                            1,514,799
Family Dollar Stores Inc                                            20,900                              677,160
TJX Cos Inc                                                         57,150                            1,689,925
                                                                                         -----------------------
                                                                                                      5,324,889
                                                                                         -----------------------
Retail - Major Department Store (1.15%)
JC Penney Co Inc                                                    37,400                            3,038,376
                                                                                         -----------------------

Retail - Office Supplies (1.35%)
Office Depot Inc (a)(b)                                             72,800                            2,721,992
OfficeMax Inc                                                       17,550                              847,489
                                                                                         -----------------------
                                                                                                      3,569,481
                                                                                         -----------------------
Retail - Restaurants (1.65%)
Brinker International Inc                                           30,900                              974,895
Darden Restaurants Inc                                              40,200                            1,573,428
Yum! Brands Inc                                                     30,300                            1,818,303
                                                                                         -----------------------
                                                                                                      4,366,626
                                                                                         -----------------------
Semiconductor Component - Integrated Circuits (1.57%)
Analog Devices Inc                                                  53,500                            1,752,125
Emulex Corp (a)                                                     26,550                              471,262
Maxim Integrated Products Inc                                       62,500                            1,925,000
                                                                                         -----------------------
                                                                                                      4,148,387
                                                                                         -----------------------

Semiconductor Equipment (0.89%)
Lam Research Corp (a)(b)                                            51,450                            2,356,925
                                                                                         -----------------------

Steel - Producers (1.60%)
Carpenter Technology Corp                                           12,300                            1,440,330
Steel Dynamics Inc                                                  37,300                            1,462,533
United States Steel Corp                                            16,050                            1,340,015
                                                                                         -----------------------
                                                                                                      4,242,878
                                                                                         -----------------------
Steel - Specialty (0.77%)
Allegheny Technologies Inc                                          19,700                            2,038,753
                                                                                         -----------------------

Telecommunication Equipment (0.60%)
Adtran Inc                                                          71,950                            1,594,412
                                                                                         -----------------------

Telephone - Integrated (0.31%)
Telephone & Data Systems Inc (b)                                    14,550                              814,073
                                                                                         -----------------------

Tools - Hand Held (0.25%)
Snap-On Inc                                                         13,850                              667,709
                                                                                         -----------------------

Transport - Marine (0.55%)
Overseas Shipholding Group (b)                                      23,600                            1,466,268
                                                                                         -----------------------

Transport - Rail (0.81%)
CSX Corp                                                            58,450                            2,150,375
                                                                                         -----------------------

Transport - Services (0.78%)
Laidlaw International Inc                                           22,600                              671,446
Ryder System Inc (b)                                                25,400                            1,385,316
                                                                                         -----------------------
                                                                                                      2,056,762
                                                                                         -----------------------
Transport - Truck (0.48%)
Con-way Inc                                                         25,500                            1,268,370
                                                                                         -----------------------

Wireless Equipment (1.22%)
American Tower Corp (a)                                             80,900                            3,222,247
                                                                                         -----------------------
TOTAL COMMON STOCKS                                                                   $             262,868,248
                                                                                         -----------------------
                                                                Principal
                                                                  Amount                         Value
                                                                ----------- ------------ -----------------------
MONEY MARKET FUNDS (26.95%)
Money Center Banks (26.95%)
BNY Institutional Cash Reserve Fund (c)                         71,277,000                           71,277,000
                                                                                         -----------------------
TOTAL MONEY MARKET FUNDS                                                              $              71,277,000
                                                                                         -----------------------
Total Investments                                                                     $             334,145,248
Liabilities in Excess of Other Assets, Net - (26.34)%                                              (69,656,328)
                                                                                         -----------------------
TOTAL NET ASSETS - 100.00%                                                            $             264,488,920
                                                                                         =======================
                                                                                         -----------------------

                                                                                         =======================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $              36,370,310
Unrealized Depreciation                                        (5,038,598)
                                                    -----------------------
Net Unrealized Appreciation (Depreciation)                      31,331,712
Cost for federal income tax purposes                           302,813,536


Portfolio Summary (unaudited)
--------------------------------------------------- -----------------------
Sector                                                             Percent
--------------------------------------------------- -----------------------
Financial                                                           37.07%
Consumer, Non-cyclical                                              20.99%
Consumer, Cyclical                                                  18.82%
Industrial                                                          14.81%
Technology                                                          14.19%
Communications                                                       7.58%
Energy                                                               7.08%
Basic Materials                                                      4.33%
Utilities                                                            1.47%
Liabilities in Excess of Other Assets, Net                       (-26.34%)
                                                    -----------------------
TOTAL NET ASSETS                                                  100.00%
                                                   =======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners MidCap Growth Fund II
                                                                                 Shares
                                                                                  Held                         Value
                                                                               ----------- ----------- -----------------------
COMMON STOCKS (98.22%)
Airlines (2.13%)
AMR Corp (a)(b)                                                                   161,900           $               5,998,395
Southwest Airlines Co                                                              85,600                           1,292,560
US Airways Group Inc (a)(b)                                                        97,700                           5,469,246
                                                                                                       -----------------------
                                                                                                                   12,760,201

                                                                                                       -----------------------
Apparel Manufacturers (0.36%)
Columbia Sportswear Co                                                             33,100                           2,146,204
                                                                                                       -----------------------

Audio & Video Products (0.53%)
Harman International Industries Inc                                                33,300                           3,149,181
                                                                                                       -----------------------

Batteries & Battery Systems (1.56%)
Energy Conversion Devices Inc (a)(b)                                              271,600                           9,356,620
                                                                                                       -----------------------

Beverages - Non-Alcoholic (0.91%)
Hansen Natural Corp (a)(b)                                                        143,704                           5,473,685
                                                                                                       -----------------------

Building - Mobile Home & Manufactured Housing (0.78%)
Thor Industries Inc (a)                                                           111,000                           4,690,860
                                                                                                       -----------------------

Building - Residential & Commercial (4.47%)
DR Horton Inc (a)                                                                 368,900                          10,720,234
KB Home                                                                            65,100                           3,529,722
NVR Inc (a)(b)                                                                      1,400                             969,528
Ryland Group Inc (a)                                                              206,100                          11,578,698
                                                                                                       -----------------------
                                                                                                                   26,798,182
                                                                                                       -----------------------
Cable TV (0.23%)
EchoStar Communications Corp (a)(b)                                                33,943                           1,369,261
                                                                                                       -----------------------

Casino Services (0.73%)
International Game Technology                                                     100,400                           4,363,384
                                                                                                       -----------------------

Cellular Telecommunications (0.35%)
NII Holdings Inc (a)(b)                                                            28,209                           2,081,824
                                                                                                       -----------------------

Coal (0.18%)
Consol Energy Inc                                                                  31,900                           1,098,317
                                                                                                       -----------------------

Commercial Banks (0.12%)
Synovus Financial Corp (a)                                                         21,900                             699,267
                                                                                                       -----------------------

Computer Services (0.19%)
Cognizant Technology Solutions Corp (b)                                             9,200                             784,668
Factset Research Systems Inc (a)                                                    6,100                             354,288
                                                                                                       -----------------------
                                                                                                                    1,138,956
                                                                                                       -----------------------
Computers (1.63%)
Apple Inc (b)                                                                     113,600                           9,738,928
                                                                                                       -----------------------


Computers - Integrated Systems (0.58%)
Brocade Communications Systems Inc (a)(b)                                         405,000                           3,474,900
                                                                                                       -----------------------

Computers - Memory Devices (5.42%)
Komag Inc (a)(b)                                                                   12,927                             441,069
Network Appliance Inc (a)(b)                                                      118,600                           4,459,360
Seagate Technology                                                                360,900                           9,776,781
Western Digital Corp (b)                                                          907,300                          17,783,080
                                                                                                       -----------------------
                                                                                                                   32,460,290

                                                                                                       -----------------------
Data Processing & Management (0.31%)
Paychex Inc                                                                        46,100                           1,844,461
                                                                                                       -----------------------

Dental Supplies & Equipment (0.23%)
Dentsply International Inc                                                         45,600                           1,406,304
                                                                                                       -----------------------

Diagnostic Equipment (0.55%)
Immucor Inc (a)(b)                                                                104,600                           3,299,084
                                                                                                       -----------------------

Distribution & Wholesale (0.92%)
Building Materials Holding Corp (a)                                               231,300                           5,511,879
                                                                                                       -----------------------

Diversified Manufacturing Operations (0.00%)

Electric - Generation (0.77%)
AES Corp/The (a)(b)                                                               220,600                           4,586,274
                                                                                                       -----------------------

Electric - Integrated (0.34%)
Allegheny Energy Inc (b)                                                           43,200                           2,009,664
                                                                                                       -----------------------

Electronic Components - Semiconductors (2.16%)
Intersil Corp (a)                                                                  57,600                           1,357,056
LSI Logic Corp (a)(b)                                                             760,900                           7,152,460
MEMC Electronic Materials Inc (a)(b)                                               84,100                           4,406,840
                                                                                                       -----------------------
                                                                                                                   12,916,356
                                                                                                       -----------------------
Energy - Alternate Sources (0.05%)
Sunpower Corp (a)(b)                                                                7,300                             323,390
                                                                                                       -----------------------

Engineering - Research & Development Services (0.31%)
Jacobs Engineering Group Inc (b)                                                   20,500                           1,856,275
                                                                                                       -----------------------

Enterprise Software & Services (2.78%)
BEA Systems Inc (b)                                                               327,300                           4,035,609
BMC Software Inc (a)(b)                                                           175,400                           6,032,006
Informatica Corp (a)(b)                                                           523,000                           6,568,880
                                                                                                       -----------------------
                                                                                                                   16,636,495
                                                                                                       -----------------------
Fiduciary Banks (0.79%)
Northern Trust Corp                                                                78,200                           4,750,650
                                                                                                       -----------------------

Finance - Investment Banker & Broker (1.07%)
Jefferies Group Inc                                                                64,600                           1,903,116
Knight Capital Group Inc (b)                                                      248,800                           4,495,816
                                                                                                       -----------------------
                                                                                                                    6,398,932
                                                                                                       -----------------------
Finance - Mortgage Loan/Banker (0.09%)
IndyMac Bancorp Inc                                                                13,800                             536,682
                                                                                                       -----------------------


Financial Guarantee Insurance (1.61%)
AMBAC Financial Group Inc                                                          16,600                           1,462,460
Radian Group Inc (a)                                                              135,800                           8,177,876
                                                                                                       -----------------------
                                                                                                                    9,640,336
                                                                                                       -----------------------
Food - Miscellaneous/Diversified (0.08%)
Seaboard Corp                                                                         240                             462,480
                                                                                                       -----------------------

Food - Retail (0.60%)
Kroger Co/The                                                                     141,500                           3,622,400
                                                                                                       -----------------------

Footwear & Related Apparel (0.69%)
Wolverine World Wide Inc (a)                                                      133,600                           4,110,872
                                                                                                       -----------------------

Human Resources (0.19%)
Robert Half International Inc (a)                                                  27,900                           1,135,530
                                                                                                       -----------------------

Industrial Automation & Robots (0.78%)
Rockwell Automation Inc (a)                                                        76,300                           4,670,323
                                                                                                       -----------------------

Instruments - Scientific (1.24%)
Thermo Fisher Scientific Inc (a)(b)                                               154,700                           7,402,395
                                                                                                       -----------------------

Investment Management & Advisory Services (0.64%)
T Rowe Price Group Inc                                                             79,800                           3,829,602
                                                                                                       -----------------------

Lasers - Systems & Components (2.53%)
Cymer Inc (a)(b)                                                                  359,400                          15,177,462
                                                                                                       -----------------------

Life & Health Insurance (0.50%)
Cigna Corp                                                                         21,400                           2,833,360
Reinsurance Group of America Inc                                                    3,200                             186,080
                                                                                                       -----------------------
                                                                                                                    3,019,440
                                                                                                       -----------------------
Machinery - Construction & Mining (5.45%)
Bucyrus International Inc (a)                                                      35,600                           1,652,196
Joy Global Inc                                                                    389,800                          18,114,006
Terex Corp (b)                                                                    226,466                          12,883,651
                                                                                                       -----------------------
                                                                                                                   32,649,853
                                                                                                       -----------------------
Machinery - General Industry (2.70%)
Manitowoc Co Inc/The                                                              311,730                          16,166,318
                                                                                                       -----------------------

Medical - Biomedical/Gene (3.66%)
Biogen Idec Inc (b)                                                               180,500                           8,725,370
Celgene Corp (a)(b)                                                               231,800                          12,443,024
Medimmune Inc (a)(b)                                                               22,200                             769,452
                                                                                                       -----------------------
                                                                                                                   21,937,846
                                                                                                       -----------------------
Medical - Drugs (1.50%)
Endo Pharmaceuticals Holdings Inc (b)                                              67,900                           2,085,888
Forest Laboratories Inc (b)                                                       105,200                           5,902,772
Sepracor Inc (a)(b)                                                                18,000                           1,027,080
                                                                                                       -----------------------
                                                                                                                    9,015,740
                                                                                                       -----------------------
Medical - Generic Drugs (0.30%)
Barr Pharmaceuticals Inc (b)                                                       33,200                           1,776,864
Impax Laboratories Inc (a)(b)                                                       3,000                              30,750
                                                                                                       -----------------------
                                                                                                                    1,807,614
                                                                                                       -----------------------
Medical - HMO (2.52%)
Health Net Inc (b)                                                                 98,300                           4,788,193

Medical - HMO
Sierra Health Services Inc (a)(b)                                                 256,100                          10,295,220
                                                                                                       -----------------------
                                                                                                                   15,083,413
                                                                                                       -----------------------
Medical - Nursing Homes (0.24%)
Manor Care Inc                                                                     26,600                           1,416,184
                                                                                                       -----------------------

Medical - Outpatient & Home Medical Care (0.14%)
Lincare Holdings Inc (b)                                                           20,700                             814,545
                                                                                                       -----------------------

Medical Products (0.82%)
Varian Medical Systems Inc (b)                                                    106,500                           4,912,845
                                                                                                       -----------------------

Non-Ferrous Metals (1.56%)
Titanium Metals Corp (a)(b)                                                       302,055                           9,315,376
                                                                                                       -----------------------

Oil - Field Services (0.36%)
Smith International Inc (a)                                                        54,100                           2,146,688
                                                                                                       -----------------------

Oil & Gas Drilling (0.68%)
Diamond Offshore Drilling Inc (a)                                                   7,400                             624,856
Patterson-UTI Energy Inc (a)                                                       67,100                           1,620,465
Todco (a)(b)                                                                       53,400                           1,849,242
                                                                                                       -----------------------
                                                                                                                    4,094,563
                                                                                                       -----------------------
Oil Company - Exploration & Production (1.14%)
Newfield Exploration Co (b)                                                        86,500                           3,703,065
Southwestern Energy Co (b)                                                         81,200                           3,122,952
                                                                                                       -----------------------
                                                                                                                    6,826,017
                                                                                                       -----------------------
Oil Field Machinery & Equipment (0.29%)
FMC Technologies Inc (a)(b)                                                        14,200                             879,406
National Oilwell Varco Inc (b)                                                     14,000                             848,960
                                                                                                       -----------------------
                                                                                                                    1,728,366
                                                                                                       -----------------------
Oil Refining & Marketing (3.95%)
Frontier Oil Corp                                                                 174,300                           4,951,863
Holly Corp (a)                                                                    119,800                           6,312,262
Sunoco Inc                                                                         98,381                           6,210,792
Tesoro Corp (a)                                                                    75,000                           6,179,250
                                                                                                       -----------------------
                                                                                                                   23,654,167
                                                                                                       -----------------------
Pharmacy Services (0.13%)
Express Scripts Inc (a)(b)                                                         11,100                             771,672
                                                                                                       -----------------------

Pipelines (0.64%)
Equitable Resources Inc                                                            38,500                           1,665,125
Questar Corp                                                                       26,900                           2,184,280
                                                                                                       -----------------------
                                                                                                                    3,849,405
                                                                                                       -----------------------
Printing - Commercial (0.21%)
Cenveo Inc (a)(b)                                                                  54,300                           1,269,534
                                                                                                       -----------------------

Property & Casualty Insurance (0.94%)
Philadelphia Consolidated Holding Co (a)(b)                                       124,700                           5,618,982
                                                                                                       -----------------------

Racetracks (1.02%)
Penn National Gaming Inc (a)(b)                                                   139,046                           6,092,996
                                                                                                       -----------------------

Real Estate Magagement & Services (1.78%)
CB Richard Ellis Group Inc (b)                                                     93,300                           3,509,013

Real Estate Magagement & Services
Jones Lang LaSalle Inc                                                             68,500                           7,158,250
                                                                                                       -----------------------
                                                                                                                   10,667,263
                                                                                                       -----------------------
REITS - Hotels (0.18%)
Host Hotels & Resorts Inc (a)                                                      41,200                           1,090,564
                                                                                                       -----------------------

REITS - Office Property (0.35%)
SL Green Realty Corp (a)                                                           14,200                           2,081,436
                                                                                                       -----------------------

REITS - Storage (0.14%)
Public Storage Inc (a)                                                              7,700                             837,452
                                                                                                       -----------------------

Research & Development (1.86%)
Pharmaceutical Product Development Inc (a)                                        322,200                          11,115,900
                                                                                                       -----------------------

Respiratory Products (0.35%)
Resmed Inc (a)(b)                                                                  13,900                             730,862
Respironics Inc (b)                                                                32,400                           1,380,240
                                                                                                       -----------------------
                                                                                                                    2,111,102

                                                                                                       -----------------------
Retail - Apparel & Shoe (4.26%)
Abercrombie & Fitch Co                                                             15,900                           1,264,686
AnnTaylor Stores Corp (b)                                                         248,100                           8,559,450
Men's Wearhouse Inc (a)                                                           160,400                           6,887,576
Nordstrom Inc                                                                     108,300                           6,033,393
Ross Stores Inc (a)                                                                20,000                             647,800
Tween Brands Inc (a)(b)                                                            62,700                           2,143,713
                                                                                                       -----------------------
                                                                                                                   25,536,618
                                                                                                       -----------------------
Retail - Bedding (0.44%)
Bed Bath & Beyond Inc (b)                                                          62,100                           2,619,999
                                                                                                       -----------------------

Retail - Catalog Shopping (0.40%)
MSC Industrial Direct Co (a)                                                       56,100                           2,422,959
                                                                                                       -----------------------

Retail - Consumer Electronics (0.69%)
Circuit City Stores Inc (a)                                                       203,500                           4,153,435
                                                                                                       -----------------------

Retail - Discount (1.30%)
TJX Cos Inc                                                                       263,800                           7,800,566
                                                                                                       -----------------------

Retail - Major Department Store (3.20%)
JC Penney Co Inc                                                                  235,798                          19,156,229
                                                                                                       -----------------------

Retail - Restaurants (0.95%)
Cheesecake Factory/The (a)(b)                                                      31,300                             864,819
Darden Restaurants Inc (a)                                                         16,800                             657,552
Yum! Brands Inc                                                                    69,000                           4,140,690
                                                                                                       -----------------------
                                                                                                                    5,663,061
                                                                                                       -----------------------
Savings & Loans - Thrifts (0.60%)
Hudson City Bancorp Inc                                                           104,500                           1,438,965
People's Bank/Bridgeport CT                                                        48,400                           2,177,516
                                                                                                       -----------------------
                                                                                                                    3,616,481
                                                                                                       -----------------------
Schools (0.32%)
Career Education Corp (a)(b)                                                       67,900                           1,946,693
                                                                                                       -----------------------

Semiconductor Component - Integrated Circuits (1.05%)
Integrated Device Technology Inc (b)                                               23,700                             358,581

Semiconductor Component - Integrated Circuits
Marvell Technology Group Ltd (a)(b)                                               323,800                           5,922,302
                                                                                                       -----------------------
                                                                                                                    6,280,883
                                                                                                       -----------------------
Semiconductor Equipment (1.68%)
Lam Research Corp (a)(b)                                                          219,839                          10,070,825
                                                                                                       -----------------------

Steel - Specialty (3.92%)
Allegheny Technologies Inc                                                        226,942                          23,486,227
                                                                                                       -----------------------

Telephone - Integrated (0.11%)
Citizens Communications Co                                                         44,900                             658,234
                                                                                                       -----------------------

Therapeutics (2.36%)
Amylin Pharmaceuticals Inc (a)(b)                                                 248,500                           9,636,830
Gilead Sciences Inc (b)                                                            69,700                           4,483,104
                                                                                                       -----------------------
                                                                                                                   14,119,934
                                                                                                       -----------------------
Tobacco (0.95%)
Loews Corp - Carolina Group                                                        27,800                           1,905,412
UST Inc (a)                                                                        66,400                           3,814,016
                                                                                                       -----------------------
                                                                                                                    5,719,428
                                                                                                       -----------------------
Transport - Services (0.92%)
CH Robinson Worldwide Inc (a)                                                      80,853                           4,289,252
Expeditors International Washington Inc (a)                                        28,900                           1,233,741
                                                                                                       -----------------------
                                                                                                                    5,522,993
                                                                                                       -----------------------
Wire & Cable Products (0.86%)
Belden CDT Inc (a)                                                                119,300                           5,159,725
                                                                                                       -----------------------

Wireless Equipment (1.63%)
American Tower Corp (b)                                                            66,020                           2,629,577
Crown Castle International Corp (a)(b)                                             43,200                           1,518,912
SBA Communications Corp (a)(b)                                                    188,600                           5,603,306
                                                                                                       -----------------------
                                                                                                                    9,751,795
                                                                                                       -----------------------
X-Ray Equipment (0.27%)
Hologic Inc (a)(b)                                                                 29,600                           1,644,280
                                                                                                       -----------------------
TOTAL COMMON STOCKS                                                                                 $             588,353,552
                                                                                                       -----------------------
                                                                               Principal
                                                                                 Amount                        Value
                                                                               ----------- ----------- -----------------------
MONEY MARKET FUNDS (28.69%)
Money Center Banks (28.69%)
BNY Institutional Cash Reserve Fund (c)                                        171,856,000                        171,856,000
                                                                                                       -----------------------
TOTAL MONEY MARKET FUNDS                                                                            $             171,856,000
                                                                                                       -----------------------
Total Investments                                                                                   $             760,209,552
Liabilities in Excess of Other Assets, Net - (26.91)%                                                           (161,200,533)

                                                                                                       -----------------------
TOTAL NET ASSETS - 100.00%                                                                          $             599,009,019
                                                                                                       =======================
                                                                                                       -----------------------

                                                                                                       =======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           63,977,301
Unrealized Depreciation                                      (21,085,332)
                                                   -----------------------
Net Unrealized Appreciation (Depreciation)                     42,891,969
Cost for federal income tax purposes                          717,317,583


Portfolio Summary (unaudited)
-------------------------------------------------- -----------------------
Sector                                                            Percent
-------------------------------------------------- -----------------------
Financial                                                          37.50%
Consumer, Cyclical                                                 22.87%
Consumer, Non-cyclical                                             18.21%
Industrial                                                         16.35%
Technology                                                         15.79%
Energy                                                              7.30%
Basic Materials                                                     5.48%
Communications                                                      2.31%
Utilities                                                           1.10%
Liabilities in Excess of Other Assets, Net                      (-26.91%)
                                                   -----------------------
TOTAL NET ASSETS                                                  100.00%
                                                   =======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners MidCap Value Fund
                                                                              Shares
                                                                               Held                            Value
                                                                            ----------- -------------- -----------------------
COMMON STOCKS (96.18%)
Aerospace & Defense (0.58%)
Empresa Brasileira de Aeronautica SA ADR                                       107,578              $               4,362,288
                                                                                                       -----------------------

Apparel Manufacturers (0.09%)
Jones Apparel Group Inc (a)                                                     20,400                                696,864
                                                                                                       -----------------------

Appliances (0.76%)
Whirlpool Corp (a)                                                              63,005                              5,760,547
                                                                                                       -----------------------

Auto - Car & Light Trucks (0.85%)
Ford Motor Co (a)                                                              789,800                              6,421,074
                                                                                                       -----------------------

Auto - Medium & Heavy Duty Trucks (0.59%)
Paccar Inc                                                                      67,100                              4,486,977
                                                                                                       -----------------------

Auto/Truck Parts & Equipment - Original (1.35%)
ArvinMeritor Inc (a)                                                            55,800                              1,074,150
Autoliv Inc                                                                     65,500                              3,952,270
Johnson Controls Inc (a)                                                        33,496                              3,097,040
TRW Automotive Holdings Corp (b)                                                79,900                              2,089,385
                                                                                                       -----------------------
                                                                                                                   10,212,845
                                                                                                       -----------------------
Batteries & Battery Systems (0.26%)
Energizer Holdings Inc (a)(b)                                                   23,000                              1,960,290
                                                                                                       -----------------------

Beverages - Non-Alcoholic (0.14%)
Pepsi Bottling Group Inc (a)                                                    18,600                                588,318
PepsiAmericas Inc                                                               22,100                                487,305
                                                                                                       -----------------------
                                                                                                                    1,075,623
                                                                                                       -----------------------
Beverages - Wine & Spirits (1.21%)
Constellation Brands Inc (b)                                                   370,831                              9,174,359
                                                                                                       -----------------------

Brewery (0.33%)
Molson Coors Brewing Co (a)                                                     30,700                              2,480,560
                                                                                                       -----------------------

Building - Heavy Construction (0.51%)
Chicago Bridge & Iron Co NV                                                    128,396                              3,815,929
                                                                                                       -----------------------

Building - Residential & Commercial (5.37%)
Beazer Homes USA Inc (a)                                                        13,200                                574,332
Centex Corp (a)                                                                 87,488                              4,697,231
Hovnanian Enterprises Inc (a)(b)                                               148,754                              4,952,021
KB Home                                                                        129,239                              7,007,339
Lennar Corp                                                                    104,800                              5,699,024
Meritage Homes Corp (a)(b)                                                     116,600                              5,182,870
NVR Inc (a)(b)                                                                   8,851                              6,129,494
Pulte Homes Inc (a)                                                            119,600                              4,107,064
Ryland Group Inc (a)                                                            38,900                              2,185,402
                                                                                                       -----------------------
                                                                                                                   40,534,777
                                                                                                       -----------------------

Building Products - Cement & Aggregate (0.21%)
Texas Industries Inc                                                            22,100                              1,622,582
                                                                                                       -----------------------

Chemicals - Diversified (1.07%)
FMC Corp                                                                        30,300                              2,358,855
PPG Industries Inc                                                              53,800                              3,566,402
Rockwood Holdings Inc (a)(b)                                                     7,300                                193,450
Rohm & Haas Co (a)                                                              13,000                                676,780
Westlake Chemical Corp (a)                                                      39,438                              1,308,553
                                                                                                       -----------------------
                                                                                                                    8,104,040
                                                                                                       -----------------------
Chemicals - Specialty (1.96%)
Albemarle Corp                                                                  50,200                              3,914,596
Eastman Chemical Co (a)                                                         66,800                              3,911,808
Hercules Inc (b)                                                                60,500                              1,186,405
Lubrizol Corp                                                                   73,300                              3,776,416
OM Group Inc (a)(b)                                                             40,549                              1,981,224
                                                                                                       -----------------------
                                                                                                                   14,770,449
                                                                                                       -----------------------
Coal (0.64%)
Arch Coal Inc (a)                                                               95,103                              2,826,461
Peabody Energy Corp                                                             49,078                              2,003,855
                                                                                                       -----------------------
                                                                                                                    4,830,316

                                                                                                       -----------------------
Commercial Banks (2.39%)
Colonial BancGroup Inc/The                                                      80,500                              1,975,470
Fulton Financial Corp (a)                                                       39,658                                634,528
M&T Bank Corp (a)                                                               13,400                              1,625,554
Marshall & Ilsley Corp (a)                                                      57,200                              2,691,832
Popular Inc (a)                                                                 35,300                                644,578
South Financial Group Inc/The (a)                                               57,100                              1,475,464
UnionBanCal Corp                                                                55,800                              3,605,796
Whitney Holding Corp (a)                                                        23,079                                730,220
Zions Bancorporation                                                            55,200                              4,682,064
                                                                                                       -----------------------
                                                                                                                   18,065,506
                                                                                                       -----------------------
Computer Services (0.85%)
Computer Sciences Corp (a)(b)                                                   77,700                              4,076,142
Unisys Corp (a)(b)                                                             272,500                              2,348,950
                                                                                                       -----------------------
                                                                                                                    6,425,092
                                                                                                       -----------------------
Computer Software (0.13%)
Blackbaud Inc (a)                                                               41,100                                985,167
                                                                                                       -----------------------

Computers - Integrated Systems (0.10%)
Brocade Communications Systems Inc (b)                                          85,800                                736,164
                                                                                                       -----------------------

Computers - Peripheral Equipment (0.97%)
Lexmark International Inc (b)                                                  116,231                              7,326,040
                                                                                                       -----------------------

Containers - Metal & Glass (0.18%)
Greif Inc                                                                       11,800                              1,348,858
                                                                                                       -----------------------

Distribution & Wholesale (0.40%)
Ingram Micro Inc (b)                                                           155,000                              3,024,050
                                                                                                       -----------------------

Diversified Manufacturing Operations (2.09%)
Eaton Corp                                                                      69,845                              5,472,356
Ingersoll-Rand Co Ltd                                                          112,604                              4,828,459
Parker Hannifin Corp                                                            45,500                              3,765,580

Diversified Manufacturing Operations
Teleflex Inc                                                                    25,400                              1,696,212
                                                                                                       -----------------------
                                                                                                                   15,762,607
                                                                                                       -----------------------
Diversified Minerals (0.57%)
Teck Cominco Ltd (a)                                                            58,500                              4,319,640
                                                                                                       -----------------------

Diversified Operations (0.35%)
Walter Industries Inc (a)                                                       92,600                              2,609,468
                                                                                                       -----------------------

Electric - Integrated (6.41%)
American Electric Power Co Inc                                                 133,400                              5,806,902
Avista Corp                                                                     12,600                                316,890
DPL Inc (a)                                                                    188,696                              5,411,801
DTE Energy Co (a)                                                               38,800                              1,799,156
Edison International                                                           261,812                             11,776,304
Entergy Corp                                                                    34,600                              3,212,610
Idacorp Inc                                                                     21,600                                798,120
Northeast Utilities                                                             28,000                                774,200
Pepco Holdings Inc (a)                                                         149,000                              3,811,420
SCANA Corp                                                                      67,000                              2,728,240
TECO Energy Inc (a)                                                            133,800                              2,269,248
TXU Corp                                                                       108,984                              5,893,855
Wisconsin Energy Corp                                                           81,800                              3,808,608
                                                                                                       -----------------------
                                                                                                                   48,407,354
                                                                                                       -----------------------
Electronic Components - Miscellaneous (0.44%)
AVX Corp.                                                                       60,800                                878,560
Vishay Intertechnology Inc (b)                                                 186,900                              2,455,866
                                                                                                       -----------------------
                                                                                                                    3,334,426
                                                                                                       -----------------------
Electronic Components - Semiconductors (0.39%)
International Rectifier Corp (b)                                                35,459                              1,479,704
Spansion Inc (a)(b)                                                            113,099                              1,451,060
                                                                                                       -----------------------
                                                                                                                    2,930,764
                                                                                                       -----------------------
Electronic Design Automation (0.84%)
Cadence Design Systems Inc (a)(b)                                              146,000                              2,759,400
Synopsys Inc (b)                                                               135,400                              3,601,640
                                                                                                       -----------------------
                                                                                                                    6,361,040
                                                                                                       -----------------------
Electronic Parts Distribution (1.15%)
Arrow Electronics Inc (b)                                                       94,200                              3,320,550
Avnet Inc (a)(b)                                                               174,000                              5,402,700
                                                                                                       -----------------------
                                                                                                                    8,723,250
                                                                                                       -----------------------
Electronics - Military (0.49%)
L-3 Communications Holdings Inc (a)                                             45,200                              3,721,768
                                                                                                       -----------------------

Engineering - Research & Development Services (0.05%)
EMCOR Group Inc (b)                                                              6,600                                378,972
                                                                                                       -----------------------

Engines - Internal Combustion (0.47%)
Cummins Inc (a)                                                                 26,500                              3,565,840
                                                                                                       -----------------------

Fiduciary Banks (0.72%)
Northern Trust Corp                                                             60,300                              3,663,225
Wilmington Trust Corp                                                           41,600                              1,744,288
                                                                                                       -----------------------
                                                                                                                    5,407,513
                                                                                                       -----------------------
Finance - Commercial (0.61%)
CIT Group Inc                                                                   78,500                              4,628,360
                                                                                                       -----------------------


Finance - Consumer Loans (0.14%)
Nelnet Inc (a)                                                                  39,000                              1,079,130
                                                                                                       -----------------------

Finance - Investment Banker & Broker (1.48%)
Bear Stearns Cos Inc/The                                                        47,144                              7,771,688
Raymond James Financial Inc                                                    107,800                              3,440,976
                                                                                                       -----------------------
                                                                                                                   11,212,664
                                                                                                       -----------------------
Finance - Mortgage Loan/Banker (1.34%)
IndyMac Bancorp Inc                                                            172,483                              6,707,864
Thornburg Mortgage Inc (a)                                                     125,903                              3,386,791
                                                                                                       -----------------------
                                                                                                                   10,094,655
                                                                                                       -----------------------
Financial Guarantee Insurance (0.69%)
PMI Group Inc/The                                                              108,532                              5,190,000
                                                                                                       -----------------------

Food - Canned (0.27%)
Del Monte Foods Co (a)                                                         175,500                              2,011,230
                                                                                                       -----------------------

Food - Dairy Products (0.56%)
Dean Foods Co (b)                                                               96,200                              4,256,850
                                                                                                       -----------------------

Food - Meat Products (0.89%)
Tyson Foods Inc (a)                                                            378,500                              6,718,375
                                                                                                       -----------------------

Food - Miscellaneous/Diversified (2.13%)
ConAgra Foods Inc                                                              213,900                              5,499,369
Corn Products International Inc                                                 87,700                              3,003,725
HJ Heinz Co                                                                     91,200                              4,297,344
McCormick & Co Inc/MD                                                           83,400                              3,255,936
                                                                                                       -----------------------
                                                                                                                   16,056,374
                                                                                                       -----------------------
Food - Wholesale & Distribution (0.42%)
Supervalu Inc (a)                                                               83,600                              3,175,128
                                                                                                       -----------------------

Gas - Distribution (1.17%)
Atmos Energy Corp (a)                                                           73,001                              2,280,551
Sempra Energy                                                                   65,000                              3,729,700
Southwest Gas Corp                                                              17,700                                694,725
UGI Corp                                                                        76,600                              2,099,606
                                                                                                       -----------------------
                                                                                                                    8,804,582
                                                                                                       -----------------------
Hospital Beds & Equipment (0.38%)
Hillenbrand Industries Inc (a)                                                  50,300                              2,867,603
                                                                                                       -----------------------

Human Resources (0.24%)
Manpower Inc                                                                    24,900                              1,815,957
                                                                                                       -----------------------

Independent Power Producer (1.39%)
Mirant Corp (b)                                                                186,812                              6,385,234
NRG Energy Inc (a)(b)                                                           68,193                              4,086,807
                                                                                                       -----------------------
                                                                                                                   10,472,041
                                                                                                       -----------------------
Industrial Gases (0.80%)
Air Products & Chemicals Inc                                                    81,100                              6,054,926
                                                                                                       -----------------------

Internet Application Software (0.16%)
RealNetworks Inc (a)(b)                                                        115,400                              1,231,318
                                                                                                       -----------------------


Internet Security (0.35%)
Check Point Software Technologies (a)(b)                                       110,918                              2,646,504
                                                                                                       -----------------------

Investment Management & Advisory Services (0.51%)
Ameriprise Financial Inc                                                        65,000                              3,832,400
                                                                                                       -----------------------

Life & Health Insurance (2.50%)
Cigna Corp                                                                      60,300                              7,983,720
Nationwide Financial Services                                                   51,800                              2,830,870
Protective Life Corp                                                            72,000                              3,522,960
Reinsurance Group of America Inc                                                34,900                              2,029,435
Stancorp Financial Group Inc                                                    51,900                              2,483,415
                                                                                                       -----------------------
                                                                                                                   18,850,400
                                                                                                       -----------------------
Machinery - Construction & Mining (1.17%)
Joy Global Inc (a)                                                              36,538                              1,697,921
Terex Corp (b)                                                                 125,006                              7,111,591
                                                                                                       -----------------------
                                                                                                                    8,809,512
                                                                                                       -----------------------
Medical - Biomedical/Gene (0.37%)
Bio-Rad Laboratories Inc (a)(b)                                                  4,700                                404,388
Millennium Pharmaceuticals Inc (a)(b)                                          216,600                              2,404,260
                                                                                                       -----------------------
                                                                                                                    2,808,648
                                                                                                       -----------------------
Medical - Drugs (0.90%)
King Pharmaceuticals Inc (a)(b)                                                227,900                              4,070,294
Shire PLC ADR (a)                                                               43,120                              2,737,258
                                                                                                       -----------------------
                                                                                                                    6,807,552
                                                                                                       -----------------------
Medical - Generic Drugs (0.17%)
Watson Pharmaceuticals Inc (b)                                                  46,500                              1,265,730
                                                                                                       -----------------------

Medical - HMO (0.99%)
Aetna Inc                                                                      107,705                              4,540,843
AMERIGROUP Corp (a)(b)                                                          19,000                                688,940
Coventry Health Care Inc (b)                                                    39,281                              2,024,935
Magellan Health Services Inc (b)                                                 4,800                                195,888
                                                                                                       -----------------------
                                                                                                                    7,450,606
                                                                                                       -----------------------
Medical - Hospitals (1.13%)
LifePoint Hospitals Inc (b)                                                    165,910                              5,637,622
Universal Health Services Inc (a)                                               50,300                              2,913,879
                                                                                                       -----------------------
                                                                                                                    8,551,501
                                                                                                       -----------------------
Metal - Diversified (0.62%)
Freeport-McMoRan Copper & Gold Inc (a)                                          81,200                              4,669,812
                                                                                                       -----------------------

Metal - Iron (0.80%)
Cleveland-Cliffs Inc                                                           110,600                              6,045,396
                                                                                                       -----------------------

Metal Processors & Fabrication (0.21%)
Timken Co                                                                       55,600                              1,590,716
                                                                                                       -----------------------

Motion Pictures & Services (0.18%)
DreamWorks Animation SKG Inc (a)(b)                                             47,600                              1,341,368
                                                                                                       -----------------------

Motorcycle/Motor Scooter (0.53%)
Harley-Davidson Inc                                                             58,364                              3,984,510
                                                                                                       -----------------------

Multi-Line Insurance (1.09%)
CNA Financial Corp (a)(b)                                                       49,600                              2,016,240
HCC Insurance Holdings Inc (a)                                                  88,700                              2,767,440

Multi-Line Insurance
Old Republic International Corp (a)                                            155,600                              3,469,880
                                                                                                       -----------------------
                                                                                                                    8,253,560
                                                                                                       -----------------------
Networking Products (0.35%)
3Com Corp (b)                                                                  122,200                                476,580
Anixter International Inc (a)(b)                                                39,000                              2,155,530
                                                                                                       -----------------------
                                                                                                                    2,632,110
                                                                                                       -----------------------
Non-Hazardous Waste Disposal (0.29%)
Republic Services Inc                                                           51,000                              2,205,750
                                                                                                       -----------------------

Oil - Field Services (1.05%)
Oceaneering International Inc (a)(b)                                            81,100                              3,201,017
Oil States International Inc (a)(b)                                             98,600                              2,841,652
Tidewater Inc (a)                                                               36,600                              1,887,462
                                                                                                       -----------------------
                                                                                                                    7,930,131
                                                                                                       -----------------------
Oil & Gas Drilling (0.55%)
Noble Corp (a)                                                                  55,600                              4,167,220
                                                                                                       -----------------------

Oil Company - Exploration & Production (3.43%)
Canadian Natural Resources Ltd (a)                                              35,617                              1,781,563
Chesapeake Energy Corp (a)                                                     167,500                              4,959,675
Cimarex Energy Co                                                               72,500                              2,717,300
Denbury Resources Inc (b)                                                       79,807                              2,210,654
Newfield Exploration Co (b)                                                     96,800                              4,144,008
Quicksilver Resources Inc (b)                                                   55,699                              2,209,022
Southwestern Energy Co (a)(b)                                                   38,587                              1,484,056
Swift Energy Co (b)                                                              9,400                                416,796
Talisman Energy Inc (a)                                                        203,480                              3,585,318
XTO Energy Inc                                                                  47,939                              2,419,481
                                                                                                       -----------------------
                                                                                                                   25,927,873
                                                                                                       -----------------------
Oil Refining & Marketing (2.00%)
Alon USA Energy Inc (a)                                                         33,900                                911,571
Frontier Oil Corp                                                              122,200                              3,471,702
Sunoco Inc                                                                      82,626                              5,216,179
Tesoro Corp (a)                                                                 57,900                              4,770,381
Western Refining Inc (a)                                                        27,500                                752,125
                                                                                                       -----------------------
                                                                                                                   15,121,958
                                                                                                       -----------------------
Paper & Related Products (0.02%)
Smurfit-Stone Container Corp (a)(b)                                             12,900                                139,320
                                                                                                       -----------------------

Pharmacy Services (0.32%)
Omnicare Inc (a)                                                                60,528                              2,432,620
                                                                                                       -----------------------

Pipelines (1.20%)
National Fuel Gas Co (a)                                                       146,731                              5,970,484
Williams Cos Inc                                                               113,714                              3,069,141
                                                                                                       -----------------------
                                                                                                                    9,039,625
                                                                                                       -----------------------
Printing - Commercial (0.61%)
RR Donnelley & Sons Co                                                         124,100                              4,604,110
                                                                                                       -----------------------

Property & Casualty Insurance (1.22%)
First American Corp (a)                                                         72,400                              3,068,312
RLI Corp (a)                                                                    20,200                              1,117,868
WR Berkley Corp                                                                101,200                              3,348,708
Zenith National Insurance Corp                                                  36,100                              1,649,770
                                                                                                       -----------------------
                                                                                                                    9,184,658
                                                                                                       -----------------------

Publishing - Books (0.07%)
Scholastic Corp (b)                                                             15,700                                554,995
                                                                                                       -----------------------

Publishing - Newspapers (1.27%)
Gannett Co Inc (a)                                                             100,000                              5,814,000
McClatchy Co (a)                                                                50,700                              1,961,076
Washington Post Co/The                                                           2,400                              1,830,480
                                                                                                       -----------------------
                                                                                                                    9,605,556
                                                                                                       -----------------------
Reinsurance (0.54%)
Endurance Specialty Holdings Ltd                                               120,202                              4,086,868
                                                                                                       -----------------------

REITS - Apartments (1.26%)
Apartment Investment & Management Co (a)                                        43,700                              2,736,931
Archstone-Smith Trust                                                           51,000                              3,223,710
Essex Property Trust Inc (a)                                                    24,500                              3,536,330
                                                                                                       -----------------------
                                                                                                                    9,496,971
                                                                                                       -----------------------
REITS - Diversified (2.68%)
Colonial Properties Trust                                                      184,205                              9,053,676
Duke Realty Corp (a)                                                            71,500                              3,154,580
iStar Financial Inc (a)                                                        159,985                              8,023,248
                                                                                                       -----------------------
                                                                                                                   20,231,504
                                                                                                       -----------------------
REITS - Healthcare (0.94%)
Health Care REIT Inc                                                             5,100                                238,731
Ventas Inc (a)                                                                 147,900                              6,840,375
                                                                                                       -----------------------
                                                                                                                    7,079,106
                                                                                                       -----------------------
REITS - Hotels (0.84%)
DiamondRock Hospitality Co (a)                                                  62,100                              1,170,585
FelCor Lodging Trust Inc (a)                                                    57,100                              1,260,197
Hospitality Properties Trust                                                    80,600                              3,933,280
                                                                                                       -----------------------
                                                                                                                    6,364,062
                                                                                                       -----------------------
REITS - Mortgage (1.09%)
Annaly Capital Management Inc (a)                                              197,500                              2,721,550
CapitalSource Inc (a)                                                          113,700                              3,159,723
New Century Financial Corp (a)                                                  77,900                              2,358,033
                                                                                                       -----------------------
                                                                                                                    8,239,306
                                                                                                       -----------------------
REITS - Office Property (0.34%)
HRPT Properties Trust (a)                                                      195,500                              2,545,410
                                                                                                       -----------------------

REITS - Regional Malls (0.37%)
Taubman Centers Inc                                                             47,700                              2,779,479
                                                                                                       -----------------------

REITS - Shopping Centers (1.99%)
Developers Diversified Realty Corp (a)                                          92,975                              6,240,482
Kimco Realty Corp                                                               95,700                              4,746,720
New Plan Excel Realty Trust (a)                                                 67,500                              1,965,600
Regency Centers Corp (a)                                                        24,000                              2,090,400
                                                                                                       -----------------------
                                                                                                                   15,043,202
                                                                                                       -----------------------
REITS - Warehouse & Industrial (1.09%)
EastGroup Properties Inc (a)                                                    19,200                              1,051,008
First Industrial Realty Trust Inc                                              151,941                              7,180,732
                                                                                                       -----------------------
                                                                                                                    8,231,740
                                                                                                       -----------------------
Rental - Auto & Equipment (0.91%)
Rent-A-Center Inc/TX (b)                                                        38,700                              1,140,102
United Rentals Inc (a)(b)                                                      222,127                              5,719,770
                                                                                                       -----------------------
                                                                                                                    6,859,872
                                                                                                       -----------------------

Retail - Apparel & Shoe (1.14%)
AnnTaylor Stores Corp (b)                                                       62,600                              2,159,700
Foot Locker Inc                                                                160,300                              3,597,132
Ross Stores Inc (a)                                                             88,834                              2,877,333
                                                                                                       -----------------------
                                                                                                                    8,634,165
                                                                                                       -----------------------
Retail - Auto Parts (0.31%)
Advance Auto Parts Inc                                                          60,769                              2,306,184
                                                                                                       -----------------------

Retail - Automobile (0.12%)
Group 1 Automotive Inc (a)                                                      16,800                                890,400
                                                                                                       -----------------------

Retail - Consumer Electronics (0.75%)
Circuit City Stores Inc                                                        276,800                              5,649,488
                                                                                                       -----------------------

Retail - Discount (1.02%)
Dollar Tree Stores Inc (b)                                                      84,300                              2,652,078
Family Dollar Stores Inc (a)                                                    49,300                              1,597,320
TJX Cos Inc                                                                    117,482                              3,473,943
                                                                                                       -----------------------
                                                                                                                    7,723,341
                                                                                                       -----------------------
Retail - Pawn Shops (0.24%)
Cash America International Inc                                                  42,800                              1,827,988
                                                                                                       -----------------------

Retail - Restaurants (0.27%)
CBRL Group Inc                                                                   3,493                                163,787
CEC Entertainment Inc (a)(b)                                                    28,300                              1,196,807
Jack in the Box Inc (a)(b)                                                      10,800                                667,332
                                                                                                       -----------------------
                                                                                                                    2,027,926
                                                                                                       -----------------------
Savings & Loans - Thrifts (0.25%)
Hudson City Bancorp Inc                                                        136,634                              1,881,450
                                                                                                       -----------------------

Semiconductor Component - Integrated Circuits (0.48%)
Atmel Corp (b)                                                                 365,100                              2,183,298
Cypress Semiconductor Corp (a)(b)                                               77,500                              1,429,875
                                                                                                       -----------------------
                                                                                                                    3,613,173
                                                                                                       -----------------------
Semiconductor Equipment (0.32%)
MKS Instruments Inc (a)(b)                                                      23,100                                505,197
Teradyne Inc (a)(b)                                                            127,600                              1,901,240
                                                                                                       -----------------------
                                                                                                                    2,406,437
                                                                                                       -----------------------
Steel - Producers (1.63%)
United States Steel Corp                                                       147,900                             12,348,171
                                                                                                       -----------------------

Telecommunication Equipment (1.63%)
Arris Group Inc (a)(b)                                                         358,318                              5,095,282
Avaya Inc (b)                                                                  196,900                              2,526,227
Tellabs Inc (b)                                                                383,177                              3,858,592
Utstarcom Inc (a)(b)                                                            95,300                                841,499
                                                                                                       -----------------------
                                                                                                                   12,321,600
                                                                                                       -----------------------
Telecommunication Services (0.70%)
Embarq Corp                                                                     77,500                              4,302,025
RCN Corp (b)                                                                    34,200                              1,015,398
                                                                                                       -----------------------
                                                                                                                    5,317,423
                                                                                                       -----------------------
Toys (1.03%)
Hasbro Inc                                                                     146,800                              4,169,120
Marvel Entertainment Inc (a)(b)                                                 11,900                                332,248
Mattel Inc                                                                     136,100                              3,315,396
                                                                                                       -----------------------
                                                                                                                    7,816,764
                                                                                                       -----------------------

                                                                                                       -----------------------
Transport - Marine (0.95%)
Frontline Ltd (a)                                                               47,880                              1,575,252
Ship Finance International Ltd (a)                                             236,373                              5,609,131
                                                                                                       -----------------------
                                                                                                                    7,184,383
                                                                                                       -----------------------
Transport - Rail (0.75%)
CSX Corp                                                                       154,200                              5,673,018
                                                                                                       -----------------------

Transport - Services (0.24%)
Laidlaw International Inc                                                       60,000                              1,782,600
                                                                                                       -----------------------

Vitamins & Nutrition Products (0.82%)
NBTY Inc (a)(b)                                                                119,224                              6,181,764
                                                                                                       -----------------------
TOTAL COMMON STOCKS                                                                                 $             726,410,168
                                                                                                       -----------------------
                                                                            Principal
                                                                              Amount                           Value
                                                                            ----------- -------------- -----------------------
MONEY MARKET FUNDS (26.67%)
Money Center Banks (26.67%)
BNY Institutional Cash Reserve Fund (c)                                     201,443,000                           201,443,000
                                                                                                       -----------------------
TOTAL MONEY MARKET FUNDS                                                                            $             201,443,000
                                                                                                       -----------------------
Total Investments                                                                                   $             927,853,168
Liabilities in Excess of Other Assets, Net - (22.85)%                                                           (172,566,737)
                                                                                                       -----------------------
TOTAL NET ASSETS - 100.00%                                                                          $             755,286,431
                                                                                                       =======================
                                                                                                       -----------------------

                                                                                                       =======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $              85,981,704
Unrealized Depreciation                                    (13,467,096)
                                                 -----------------------
Net Unrealized Appreciation (Depreciation)                   72,514,608
Cost for federal income tax purposes                        855,338,560


Portfolio Summary (unaudited)
------------------------------------------------ -----------------------
Sector                                                          Percent
------------------------------------------------ -----------------------
Financial                                                        50.74%
Consumer, Cyclical                                               15.01%
Consumer, Non-cyclical                                           12.79%
Industrial                                                       10.04%
Utilities                                                         8.96%
Energy                                                            8.87%
Basic Materials                                                   7.47%
Communications                                                    4.54%
Technology                                                        4.08%
Diversified                                                       0.35%
Liabilities in Excess of Other Assets, Net                    (-22.85%)
                                                 -----------------------
TOTAL NET ASSETS                                               100.00%
                                                =======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners MidCap Value Fund I
                                                                          Shares
                                                                           Held                          Value
                                                                        ----------- ------------ -----------------------
COMMON STOCKS (97.83%)
Aerospace & Defense (0.80%)
Lockheed Martin Corp                                                         1,600            $                 155,504
Northrop Grumman Corp                                                        3,000                              212,820
Raytheon Co                                                                  3,438                              178,432
Rockwell Collins Inc                                                        96,970                            6,614,324
                                                                                                 -----------------------
                                                                                                              7,161,080
                                                                                                 -----------------------
Aerospace & Defense Equipment (0.72%)
Alliant Techsystems Inc (a)(b)                                              61,450                            4,977,450
DRS Technologies Inc                                                        20,262                            1,122,515
Goodrich Corp                                                                7,823                              383,483
                                                                                                 -----------------------
                                                                                                              6,483,448
                                                                                                 -----------------------
Agricultural Chemicals (0.56%)
Agrium Inc (a)                                                             144,860                            5,023,745
                                                                                                 -----------------------

Apparel Manufacturers (0.16%)
Coach Inc (b)                                                                1,500                               68,790
Hanesbrands Inc (b)                                                          1,900                               48,602
Jones Apparel Group Inc                                                      3,600                              122,976
Liz Claiborne Inc                                                           26,883                            1,193,605
                                                                                                 -----------------------
                                                                                                              1,433,973
                                                                                                 -----------------------
Appliances (0.12%)
Whirlpool Corp                                                              11,500                            1,051,445
                                                                                                 -----------------------

Audio & Video Products (0.05%)
Harman International Industries Inc                                          4,800                              453,936
                                                                                                 -----------------------

Auto - Car & Light Trucks (0.19%)
Ford Motor Co                                                              162,635                            1,322,223
General Motors Corp                                                         12,622                              414,506
                                                                                                 -----------------------
                                                                                                              1,736,729
                                                                                                 -----------------------
Auto/Truck Parts & Equipment - Original (1.15%)
Autoliv Inc                                                                120,523                            7,272,358
BorgWarner Inc                                                               1,000                               68,540
Dana Corp                                                                   11,100                               13,098
Johnson Controls Inc                                                        26,990                            2,495,495
TRW Automotive Holdings Corp (b)                                            17,320                              452,918
                                                                                                 -----------------------
                                                                                                             10,302,409
                                                                                                 -----------------------
Beverages - Non-Alcoholic (0.16%)
Pepsi Bottling Group Inc                                                    46,023                            1,455,707
                                                                                                 -----------------------

Beverages - Wine & Spirits (0.07%)
Brown-Forman Corp                                                            9,518                              624,286
                                                                                                 -----------------------

Brewery (0.18%)
Molson Coors Brewing Co                                                     19,668                            1,589,174
                                                                                                 -----------------------

Broadcasting Services & Programming (0.07%)
Liberty Media Holding Corp - Capital (b)                                     6,200                              634,260
                                                                                                 -----------------------


Building - Residential & Commercial (1.22%)
Centex Corp                                                                  2,200                              118,118
DR Horton Inc                                                               56,110                            1,630,557
KB Home                                                                      3,903                              211,621
Lennar Corp                                                                154,991                            8,428,410
Pulte Homes Inc                                                             16,747                              575,092
                                                                                                 -----------------------
                                                                                                             10,963,798

                                                                                                 -----------------------
Building & Construction Products - Miscellaneous (0.18%)
USG Corp (b)                                                                29,986                            1,607,250
                                                                                                 -----------------------

Building Products - Air & Heating (0.43%)
American Standard Cos Inc                                                   77,279                            3,816,810
                                                                                                 -----------------------

Cable TV (0.79%)
Cablevision Systems Corp                                                   104,885                            3,176,967
Charter Communications Inc (a)(b)                                          926,920                            3,244,220
EchoStar Communications Corp (b)                                            17,072                              688,684
                                                                                                 -----------------------
                                                                                                              7,109,871
                                                                                                 -----------------------
Casino Hotels (1.05%)
Boyd Gaming Corp                                                            75,580                            3,595,341
Harrah's Entertainment Inc                                                  68,729                            5,806,226
                                                                                                 -----------------------
                                                                                                              9,401,567
                                                                                                 -----------------------
Chemicals - Diversified (1.23%)
Celanese Corp                                                               85,757                            2,251,121
Dow Chemical Co/The                                                        119,638                            4,969,763
EI Du Pont de Nemours & Co                                                   2,300                              113,988
FMC Corp                                                                    26,917                            2,095,489
Huntsman Corp.                                                              40,340                              843,509
Lyondell Chemical Co                                                        12,037                              380,610
PPG Industries Inc                                                           5,700                              377,853
                                                                                                 -----------------------
                                                                                                             11,032,333
                                                                                                 -----------------------
Chemicals - Specialty (0.70%)
Albemarle Corp                                                              21,200                            1,653,176
Cabot Corp                                                                  27,960                            1,250,930
Chemtura Corp                                                              143,180                            1,649,434
Cytec Industries Inc                                                         7,137                              415,516
International Flavors & Fragrances Inc                                      19,700                              955,056
Lubrizol Corp                                                                7,162                              368,986
                                                                                                 -----------------------
                                                                                                              6,293,098

                                                                                                 -----------------------
Coal (0.34%)
Arch Coal Inc                                                              102,363                            3,042,228
                                                                                                 -----------------------

Coatings & Paint (0.09%)
RPM International Inc                                                       35,798                              831,588
                                                                                                 -----------------------

Commercial Banks (4.63%)
BOK Financial Corp                                                           3,164                              168,230
City National Corp/Beverly Hills CA                                         52,470                            3,774,167
Colonial BancGroup Inc/The                                                   4,173                              102,406
Commerce Bancshares Inc/Kansas City MO                                      74,272                            3,648,241
Compass Bancshares Inc                                                       7,026                              427,883
First Horizon National Corp                                                 95,229                            4,151,984
M&T Bank Corp (a)                                                           44,294                            5,373,305
Mercantile Bankshares Corp                                                  17,050                              803,226
Popular Inc                                                                 14,400                              262,944
Regions Financial Corp                                                       9,854                              357,306
Synovus Financial Corp                                                       5,600                              178,808

Commercial Banks
TD Banknorth Inc                                                           151,050                            4,871,363
UnionBanCal Corp                                                            62,999                            4,070,995
Webster Financial Corp                                                      97,960                            4,880,367
Zions Bancorporation                                                        99,643                            8,451,719
                                                                                                 -----------------------
                                                                                                             41,522,944
                                                                                                 -----------------------
Commercial Services (0.01%)
Convergys Corp (b)                                                           3,184                               82,911
                                                                                                 -----------------------

Commercial Services - Finance (0.34%)
H&R Block Inc (a)                                                           61,830                            1,521,018
Moody's Corp                                                                21,400                            1,531,384
                                                                                                 -----------------------
                                                                                                              3,052,402
                                                                                                 -----------------------
Computer Services (0.58%)
Computer Sciences Corp (b)                                                  14,110                              740,211
Electronic Data Systems Corp                                               159,956                            4,208,442
Unisys Corp (b)                                                             29,432                              253,704
                                                                                                 -----------------------
                                                                                                              5,202,357
                                                                                                 -----------------------
Computers (0.03%)
Sun Microsystems Inc (b)                                                    42,200                              280,208
                                                                                                 -----------------------

Computers - Integrated Systems (0.01%)
Diebold Inc                                                                  1,354                               62,758
                                                                                                 -----------------------

Computers - Memory Devices (1.06%)
Seagate Technology                                                         350,330                            9,490,440
                                                                                                 -----------------------

Consulting Services (0.62%)
BearingPoint Inc (a)(b)                                                    690,775                            5,533,108
                                                                                                 -----------------------

Consumer Products - Miscellaneous (1.54%)
Clorox Co                                                                  176,685                           11,558,733
Fortune Brands Inc                                                           2,400                              200,928
Jarden Corp (b)                                                             57,090                            2,093,490
                                                                                                 -----------------------
                                                                                                             13,853,151
                                                                                                 -----------------------
Containers - Metal & Glass (0.17%)
Owens-Illinois Inc (b)                                                      67,998                            1,513,635
                                                                                                 -----------------------

Containers - Paper & Plastic (0.83%)
Bemis Co                                                                    27,900                              946,089
Packaging Corp of America                                                  240,150                            5,485,026
Pactiv Corp (b)                                                              2,600                               84,344
Sealed Air Corp                                                                900                               59,310
Sonoco Products Co                                                          21,800                              839,300
                                                                                                 -----------------------
                                                                                                              7,414,069
                                                                                                 -----------------------
Cosmetics & Toiletries (0.24%)
Avon Products Inc                                                           63,896                            2,197,383
                                                                                                 -----------------------

Data Processing & Management (0.10%)
Dun & Bradstreet Corp                                                        5,616                              477,360
Fair Isaac Corp                                                                720                               28,670
Fidelity National Information Services                                       5,414                              230,203
First Data Corp                                                              7,239                              179,962
                                                                                                 -----------------------
                                                                                                                916,195
                                                                                                 -----------------------
Distribution & Wholesale (0.39%)
Genuine Parts Co                                                             2,000                               95,040

Distribution & Wholesale
Tech Data Corp (b)                                                          92,677                            3,442,024
                                                                                                 -----------------------
                                                                                                              3,537,064
                                                                                                 -----------------------
Diversified Manufacturing Operations (1.41%)
Brink's Co/The                                                               1,539                               95,649
Carlisle Cos Inc                                                            32,159                            2,619,029
Cooper Industries Ltd (a)                                                   76,848                            7,023,138
Danaher Corp                                                                   416                               30,809
Honeywell International Inc                                                  6,400                              292,416
Leggett & Platt Inc                                                          3,700                               89,688
Pentair Inc                                                                  1,180                               36,769
SPX Corp                                                                     5,500                              386,045
Teleflex Inc                                                                10,200                              681,156
Textron Inc                                                                 15,100                            1,406,867
                                                                                                 -----------------------
                                                                                                             12,661,566
                                                                                                 -----------------------
Diversified Operations (0.12%)
Leucadia National Corp                                                      35,811                              979,789
Walter Industries Inc                                                        3,100                               87,358
                                                                                                 -----------------------
                                                                                                              1,067,147
                                                                                                 -----------------------
E-Commerce - Products (0.03%)
Amazon.Com Inc (b)                                                           6,740                              253,896
                                                                                                 -----------------------

E-Commerce - Services (0.00%)
IAC/InterActiveCorp (b)                                                        650                               24,960
                                                                                                 -----------------------

Electric - Generation (0.19%)
AES Corp/The (b)                                                            84,100                            1,748,439
                                                                                                 -----------------------

Electric - Integrated (12.30%)
Allegheny Energy Inc (b)                                                    24,673                            1,147,788
Alliant Energy Corp                                                         15,900                              577,965
American Electric Power Co Inc                                              30,449                            1,325,445
Centerpoint Energy Inc                                                     164,269                            2,835,283
CMS Energy Corp                                                            186,891                            3,119,211
Consolidated Edison Inc                                                      2,600                              125,528
Constellation Energy Group Inc                                              40,620                            2,946,981
DPL Inc                                                                    392,170                           11,247,436
DTE Energy Co                                                                3,540                              164,150
Duke Energy Corp                                                            41,000                              807,290
Edison International                                                       258,538                           11,629,039
Energy East Corp                                                               100                                2,402
Entergy Corp                                                               203,013                           18,849,757
Exelon Corp                                                                 12,400                              743,876
FirstEnergy Corp                                                            75,217                            4,462,625
FPL Group Inc                                                              117,457                            6,653,939
Great Plains Energy Inc                                                     36,553                            1,145,205
Hawaiian Electric Industries Inc                                             8,200                              219,678
Northeast Utilities                                                        106,930                            2,956,615
NSTAR                                                                        1,298                               43,353
PG&E Corp                                                                  292,274                           13,643,350
Pinnacle West Capital Corp                                                  18,815                              917,984
PPL Corp                                                                   326,225                           11,613,610
Progress Energy Inc                                                         73,796                            3,508,262
Public Service Enterprise Group Inc                                          9,894                              663,195
SCANA Corp                                                                  22,300                              908,056
Sierra Pacific Resources (a)(b)                                             25,770                              438,605
TXU Corp                                                                     9,692                              524,143
Wisconsin Energy Corp                                                      101,741                            4,737,061

Electric - Integrated
WPS Resources Corp                                                          36,485                            1,935,529
Xcel Energy Inc                                                             21,800                              508,594
                                                                                                 -----------------------
                                                                                                            110,401,955
                                                                                                 -----------------------
Electric Products - Miscellaneous (0.01%)
Molex Inc                                                                    1,800                               52,902
                                                                                                 -----------------------

Electronic Components - Semiconductors (0.74%)
Agere Systems Inc (b)                                                        3,336                               67,187
International Rectifier Corp (b)                                             4,700                              196,131
LSI Logic Corp (a)(b)                                                      280,410                            2,635,854
National Semiconductor Corp (a)                                            136,890                            3,166,266
Spansion Inc (b)                                                            41,833                              536,717
                                                                                                 -----------------------
                                                                                                              6,602,155
                                                                                                 -----------------------
Electronic Connectors (1.36%)
Amphenol Corp (a)                                                          179,596                           12,162,241
                                                                                                 -----------------------

Electronic Design Automation (0.16%)
Synopsys Inc (b)                                                            52,642                            1,400,277
                                                                                                 -----------------------

Electronic Measurement Instruments (0.03%)
Tektronix Inc                                                                9,737                              275,265
                                                                                                 -----------------------

Engineering - Research & Development Services (0.09%)
Fluor Corp                                                                  10,029                              828,395
Shaw Group Inc/The (b)                                                         452                               15,260
                                                                                                 -----------------------
                                                                                                                843,655
                                                                                                 -----------------------
Engines - Internal Combustion (0.07%)
Briggs & Stratton Corp                                                       1,426                               42,267
Cummins Inc                                                                  4,683                              630,144
                                                                                                 -----------------------
                                                                                                                672,411
                                                                                                 -----------------------
Entertainment Software (1.13%)
Activision Inc (a)(b)                                                      592,922                           10,097,462
                                                                                                 -----------------------

Fiduciary Banks (1.30%)
Mellon Financial Corp                                                       53,400                            2,282,316
Northern Trust Corp                                                        145,342                            8,829,527
State Street Corp                                                            8,100                              575,505
Wilmington Trust Corp                                                          368                               15,430
                                                                                                 -----------------------
                                                                                                             11,702,778
                                                                                                 -----------------------
Finance - Commercial (1.22%)
CIT Group Inc                                                              186,026                           10,968,093
                                                                                                 -----------------------

Finance - Consumer Loans (0.09%)
SLM Corp                                                                    17,600                              808,896
                                                                                                 -----------------------

Finance - Investment Banker & Broker (2.33%)
AG Edwards Inc                                                               9,672                              640,383
Bear Stearns Cos Inc/The                                                    67,747                           11,168,093
Charles Schwab Corp/The                                                     22,200                              420,024
E*Trade Financial Corp (b)                                                  60,470                            1,474,259
Goldman Sachs Group Inc                                                      5,333                            1,131,449
Lazard Ltd (a)                                                              43,580                            2,212,121
Lehman Brothers Holdings Inc                                                26,400                            2,171,136
TD Ameritrade Holding Corp (b)                                              97,332                            1,721,803
                                                                                                 -----------------------
                                                                                                             20,939,268
                                                                                                 -----------------------

Finance - Mortgage Loan/Banker (0.05%)
Countrywide Financial Corp                                                   7,760                              337,405
Freddie Mac                                                                  1,300                               84,409
                                                                                                 -----------------------
                                                                                                                421,814
                                                                                                 -----------------------
Finance - Other Services (0.05%)
NYSE Group Inc (b)                                                           4,616                              461,508
                                                                                                 -----------------------

Financial Guarantee Insurance (3.20%)
AMBAC Financial Group Inc                                                  172,010                           15,154,081
MBIA Inc                                                                     5,612                              403,110
MGIC Investment Corp                                                        55,693                            3,437,372
PMI Group Inc/The                                                          149,129                            7,131,349
Radian Group Inc                                                            43,538                            2,621,858
                                                                                                 -----------------------
                                                                                                             28,747,770
                                                                                                 -----------------------
Food - Meat Products (0.28%)
Smithfield Foods Inc (a)(b)                                                 71,707                            1,883,026
Tyson Foods Inc                                                             37,688                              668,962
                                                                                                 -----------------------
                                                                                                              2,551,988
                                                                                                 -----------------------
Food - Miscellaneous/Diversified (0.31%)
ConAgra Foods Inc                                                           12,100                              311,091
Corn Products International Inc                                              1,238                               42,401
Kellogg Co                                                                  48,900                            2,409,303
                                                                                                 -----------------------
                                                                                                              2,762,795
                                                                                                 -----------------------
Food - Retail (1.00%)
Kroger Co/The                                                              111,642                            2,858,035
Safeway Inc                                                                168,737                            6,079,594
                                                                                                 -----------------------
                                                                                                              8,937,629
                                                                                                 -----------------------
Food - Wholesale & Distribution (1.40%)
Supervalu Inc                                                              311,662                           11,836,923
Sysco Corp                                                                  20,824                              719,469
                                                                                                 -----------------------
                                                                                                             12,556,392
                                                                                                 -----------------------
Forestry (0.27%)
Plum Creek Timber Co Inc                                                    55,000                            2,213,750
Weyerhaeuser Co                                                              2,701                              202,575
                                                                                                 -----------------------
                                                                                                              2,416,325
                                                                                                 -----------------------
Funeral Services & Related Items (0.03%)
Service Corp International/US                                               27,830                              296,389
                                                                                                 -----------------------

Gas - Distribution (0.98%)
AGL Resources Inc (a)                                                       97,596                            3,835,523
Atmos Energy Corp                                                           15,440                              482,346
Energen Corp                                                                28,600                            1,323,608
NiSource Inc                                                               110,413                            2,627,829
Sempra Energy                                                                8,000                              459,040
Southern Union Co                                                              900                               25,029
                                                                                                 -----------------------
                                                                                                              8,753,375
                                                                                                 -----------------------
Home Decoration Products (1.12%)
Newell Rubbermaid Inc                                                      341,350                           10,083,479
                                                                                                 -----------------------

Hospital Beds & Equipment (0.01%)
Hillenbrand Industries Inc                                                   1,735                               98,912
                                                                                                 -----------------------

Hotels & Motels (0.18%)
Starwood Hotels & Resorts Worldwide Inc                                     15,448                              966,736
Wyndham Worldwide Corp (b)                                                  20,489                              639,257
                                                                                                 -----------------------
                                                                                                              1,605,993
                                                                                                 -----------------------

                                                                                                 -----------------------
Human Resources (0.43%)
Hewitt Associates Inc (b)                                                  143,018                            3,852,905
Manpower Inc                                                                   440                               32,089
                                                                                                 -----------------------
                                                                                                              3,884,994

                                                                                                 -----------------------
Independent Power Producer (0.21%)
Reliant Energy Inc (b)                                                     125,900                            1,873,392
                                                                                                 -----------------------

Industrial Gases (1.08%)
Air Products & Chemicals Inc                                                54,240                            4,049,558
Airgas Inc                                                                 135,490                            5,639,094
                                                                                                 -----------------------
                                                                                                              9,688,652
                                                                                                 -----------------------
Instruments - Scientific (0.70%)
PerkinElmer Inc                                                            261,314                            6,237,565
Thermo Fisher Scientific Inc (b)                                               180                                8,613
                                                                                                 -----------------------
                                                                                                              6,246,178
                                                                                                 -----------------------
Insurance Brokers (0.20%)
AON Corp                                                                    24,900                              892,914
Brown & Brown Inc                                                           16,546                              468,583
Marsh & McLennan Cos Inc                                                    13,300                              392,350
                                                                                                 -----------------------
                                                                                                              1,753,847
                                                                                                 -----------------------
Internet Infrastructure Software (0.01%)
Akamai Technologies Inc (b)                                                  2,000                              112,360
                                                                                                 -----------------------

Internet Security (0.01%)
McAfee Inc (b)                                                               4,259                              124,618
                                                                                                 -----------------------

Investment Companies (0.45%)
Allied Capital Corp                                                         54,407                            1,570,186
American Capital Strategies Ltd (a)                                         51,300                            2,495,745
                                                                                                 -----------------------
                                                                                                              4,065,931
                                                                                                 -----------------------
Investment Management & Advisory Services (0.38%)
Eaton Vance Corp                                                            74,220                            2,545,746
Franklin Resources Inc                                                       1,800                              214,398
Legg Mason Inc                                                               5,229                              548,261
Nuveen Investments Inc                                                       1,400                               69,300
                                                                                                 -----------------------
                                                                                                              3,377,705
                                                                                                 -----------------------
Life & Health Insurance (1.92%)
Cigna Corp                                                                   6,558                              868,279
Conseco, Inc. (b)                                                           21,100                              418,835
Lincoln National Corp                                                       72,222                            4,848,985
Nationwide Financial Services                                               20,816                            1,137,595
Reinsurance Group of America Inc                                             3,935                              228,820
Torchmark Corp                                                              37,207                            2,418,083
UnumProvident Corp                                                         331,070                            7,283,540
                                                                                                 -----------------------
                                                                                                             17,204,137
                                                                                                 -----------------------
Machinery - Construction & Mining (0.04%)
Caterpillar Inc                                                              5,532                              354,435
                                                                                                 -----------------------

Machinery - Farm (0.47%)
AGCO Corp (b)                                                              123,166                            4,183,949
                                                                                                 -----------------------

Machinery - Pumps (0.07%)
Flowserve Corp (b)                                                          11,400                              604,998
                                                                                                 -----------------------

Medical - Biomedical/Gene (1.63%)
Biogen Idec Inc (b)                                                         18,600                              899,124

Medical - Biomedical/Gene
Charles River Laboratories International (a)(b)                            101,436                            4,564,620
Genzyme Corp (b)                                                            44,909                            2,951,869
Medimmune Inc (a)(b)                                                       179,182                            6,210,448
                                                                                                 -----------------------
                                                                                                             14,626,061
                                                                                                 -----------------------
Medical - Drugs (0.00%)
Abraxis BioScience Inc (b)                                                     663                               17,331
                                                                                                 -----------------------

Medical - HMO (1.15%)
Coventry Health Care Inc (a)(b)                                             89,440                            4,610,632
Health Net Inc (a)(b)                                                      118,077                            5,751,531
                                                                                                 -----------------------
                                                                                                             10,362,163
                                                                                                 -----------------------
Medical - Wholesale Drug Distribution (0.00%)
AmerisourceBergen Corp                                                         604                               31,638
                                                                                                 -----------------------

Medical Information Systems (0.95%)
IMS Health Inc                                                             295,908                            8,539,905
                                                                                                 -----------------------

Metal - Aluminum (0.08%)
Alcoa Inc                                                                   23,300                              752,590
                                                                                                 -----------------------

Metal - Diversified (0.01%)
Freeport-McMoRan Copper & Gold Inc                                           1,000                               57,510
                                                                                                 -----------------------

Metal Processors & Fabrication (0.93%)
Commercial Metals Co                                                       288,950                            7,833,435
Precision Castparts Corp                                                       200                               17,778
Timken Co                                                                   16,402                              469,261
                                                                                                 -----------------------
                                                                                                              8,320,474
                                                                                                 -----------------------
Miscellaneous Manufacturers (0.01%)
Aptargroup Inc                                                               1,200                               73,212
                                                                                                 -----------------------

Multi-Line Insurance (1.18%)
Assurant Inc (a)                                                            75,266                            4,183,284
Cincinnati Financial Corp                                                   98,406                            4,402,684
Genworth Financial Inc                                                      19,500                              680,550
Hartford Financial Services Group Inc                                        2,200                              208,802
Loews Corp                                                                  11,500                              499,790
Old Republic International Corp                                             27,562                              614,633
                                                                                                 -----------------------
                                                                                                             10,589,743
                                                                                                 -----------------------
Multimedia (0.01%)
Viacom Inc (b)                                                               2,583                              105,051
                                                                                                 -----------------------

Networking Products (0.29%)
Juniper Networks Inc (b)                                                   144,514                            2,618,594
                                                                                                 -----------------------

Non-Hazardous Waste Disposal (1.71%)
Allied Waste Industries Inc (a)(b)                                         816,510                           10,443,163
Republic Services Inc                                                      113,001                            4,887,293
                                                                                                 -----------------------
                                                                                                             15,330,456
                                                                                                 -----------------------
Office Automation & Equipment (0.07%)
Pitney Bowes Inc                                                            14,000                              670,180
                                                                                                 -----------------------

Office Furnishings - Original (0.07%)
Steelcase Inc                                                               33,460                              655,481
                                                                                                 -----------------------


Office Supplies & Forms (0.00%)
ACCO Brands Corp (b)                                                           400                                9,652
                                                                                                 -----------------------

Oil - Field Services (0.44%)
BJ Services Co                                                              56,563                            1,564,533
Halliburton Co                                                               5,400                              159,516
W-H Energy Services Inc (a)(b)                                              48,380                            2,195,484
                                                                                                 -----------------------
                                                                                                              3,919,533
                                                                                                 -----------------------
Oil Company - Exploration & Production (5.31%)
Chesapeake Energy Corp                                                      29,321                              868,195
EOG Resources Inc (a)                                                      213,028                           14,726,625
Newfield Exploration Co (b)                                                  5,291                              226,508
Pioneer Natural Resources Co                                                23,541                              965,181
Range Resources Corp (a)                                                   642,051                           19,704,545
Ultra Petroleum Corp (a)(b)                                                213,360                           11,137,392
                                                                                                 -----------------------
                                                                                                             47,628,446
                                                                                                 -----------------------
Oil Company - Integrated (0.16%)
Hess Corp                                                                   27,155                            1,466,098
                                                                                                 -----------------------

Oil Field Machinery & Equipment (0.14%)
Dresser-Rand Group Inc (b)                                                  42,914                            1,114,047
National Oilwell Varco Inc (b)                                               1,700                              103,088
                                                                                                 -----------------------
                                                                                                              1,217,135
                                                                                                 -----------------------
Paper & Related Products (0.70%)
MeadWestvaco Corp                                                          207,399                            6,251,006
                                                                                                 -----------------------

Pharmacy Services (0.18%)
Caremark Rx Inc                                                             26,800                            1,641,768
                                                                                                 -----------------------

Photo Equipment & Supplies (0.06%)
Eastman Kodak Co                                                            21,594                              558,421
                                                                                                 -----------------------

Pipelines (2.79%)
El Paso Corp                                                                 2,250                               34,920
Equitable Resources Inc                                                     56,311                            2,435,451
National Fuel Gas Co                                                        30,364                            1,235,511
Oneok Inc                                                                   30,217                            1,296,611
Questar Corp                                                                17,080                            1,386,896
Spectra Energy Corp                                                         19,400                              506,728
Williams Cos Inc                                                           672,094                           18,139,817
                                                                                                 -----------------------
                                                                                                             25,035,934
                                                                                                 -----------------------
Printing - Commercial (0.00%)
RR Donnelley & Sons Co                                                       1,078                               39,994
                                                                                                 -----------------------

Private Corrections (0.34%)
Corrections Corp of America (b)                                             62,419                            3,041,054
                                                                                                 -----------------------

Property & Casualty Insurance (0.15%)
Fidelity National Financial Inc                                             16,897                              401,135
First American Corp                                                         23,014                              975,333
                                                                                                 -----------------------
                                                                                                              1,376,468
                                                                                                 -----------------------
Publishing - Newspapers (0.34%)
McClatchy Co                                                                14,955                              578,460
New York Times Co                                                           59,279                            1,368,752
Tribune Co                                                                  34,695                            1,059,585
                                                                                                 -----------------------
                                                                                                              3,006,797
                                                                                                 -----------------------

Real Estate Magagement & Services (0.08%)
CB Richard Ellis Group Inc (b)                                                 555                               20,874
Realogy Corp (b)                                                            24,787                              741,131
                                                                                                 -----------------------
                                                                                                                762,005
                                                                                                 -----------------------
Real Estate Operator & Developer (0.40%)
Forest City Enterprises Inc                                                 14,153                              855,549
St Joe Co/The                                                               47,358                            2,742,028
                                                                                                 -----------------------
                                                                                                              3,597,577
                                                                                                 -----------------------
Regional Banks (1.61%)
Capital One Financial Corp                                                       3                                  241
Comerica Inc                                                                 5,100                              302,430
Keycorp                                                                    370,258                           14,132,748
                                                                                                 -----------------------
                                                                                                             14,435,419
                                                                                                 -----------------------
Reinsurance (1.82%)
Everest Re Group Ltd                                                        77,912                            7,292,563
PartnerRe Ltd (a)                                                           94,070                            6,396,760
RenaissanceRe Holdings Ltd (a)                                              49,527                            2,638,303
                                                                                                 -----------------------
                                                                                                             16,327,626
                                                                                                 -----------------------
REITS - Apartments (2.10%)
Apartment Investment & Management Co                                       150,103                            9,400,951
AvalonBay Communities Inc                                                    1,757                              260,668
Camden Property Trust                                                       10,000                              784,000
Equity Residential (a)                                                      85,288                            4,800,009
Home Properties Inc (a)                                                     56,470                            3,630,456
                                                                                                 -----------------------
                                                                                                             18,876,084
                                                                                                 -----------------------
REITS - Diversified (1.43%)
Colonial Properties Trust                                                    7,300                              358,795
Duke Realty Corp                                                               900                               39,708
iStar Financial Inc (a)                                                    102,840                            5,157,426
Liberty Property Trust (a)                                                 120,390                            6,228,979
Rayonier Inc                                                                 6,547                              282,830
Vornado Realty Trust                                                         6,600                              807,510
                                                                                                 -----------------------
                                                                                                             12,875,248
                                                                                                 -----------------------
REITS - Healthcare (0.10%)
Health Care Property Investors Inc                                          22,500                              928,125
                                                                                                 -----------------------

REITS - Hotels (0.31%)
Hospitality Properties Trust                                                 6,268                              305,878
Host Hotels & Resorts Inc                                                   94,049                            2,489,477
                                                                                                 -----------------------
                                                                                                              2,795,355
                                                                                                 -----------------------
REITS - Mortgage (0.28%)
CapitalSource Inc                                                           89,505                            2,487,344
                                                                                                 -----------------------

REITS - Office Property (2.51%)
Boston Properties Inc                                                        7,786                              981,737
Brandywine Realty Trust (a)                                                143,895                            5,016,180
Douglas Emmett Inc                                                          25,681                              702,632
Equity Office Properties Trust (a)                                         153,173                            8,508,760
Highwoods Properties Inc                                                    30,240                            1,321,488
Mack-Cali Realty Corp (a)                                                  108,070                            6,013,015
                                                                                                 -----------------------
                                                                                                             22,543,812
                                                                                                 -----------------------
REITS - Regional Malls (0.34%)
CBL & Associates Properties Inc                                             64,433                            3,023,841
                                                                                                 -----------------------

REITS - Shopping Centers (1.04%)
Developers Diversified Realty Corp (a)                                      95,457                            6,407,074

REITS - Shopping Centers
Kimco Realty Corp                                                            2,024                              100,390
Regency Centers Corp                                                         8,600                              749,060
Weingarten Realty Investors                                                 41,576                            2,058,428
                                                                                                 -----------------------
                                                                                                              9,314,952
                                                                                                 -----------------------
REITS - Storage (0.23%)
Public Storage Inc                                                          18,710                            2,034,900
                                                                                                 -----------------------

Rental - Auto & Equipment (0.31%)
Avis Budget Group Inc                                                       87,820                            2,235,897
Rent-A-Center Inc/TX (b)                                                    19,262                              567,459
                                                                                                 -----------------------
                                                                                                              2,803,356
                                                                                                 -----------------------
Retail - Apparel & Shoe (0.33%)
AnnTaylor Stores Corp (b)                                                    4,250                              146,625
Foot Locker Inc                                                              2,700                               60,588
Ross Stores Inc (a)                                                         86,139                            2,790,042
                                                                                                 -----------------------
                                                                                                              2,997,255
                                                                                                 -----------------------
Retail - Automobile (0.00%)
United Auto Group Inc                                                          420                               10,067
                                                                                                 -----------------------

Retail - Bookstore (0.01%)
Barnes & Noble Inc                                                             847                               32,974
Borders Group Inc                                                              873                               18,315
                                                                                                 -----------------------
                                                                                                                 51,289
                                                                                                 -----------------------
Retail - Consumer Electronics (0.24%)
Circuit City Stores Inc                                                     20,576                              419,956
RadioShack Corp                                                             80,127                            1,770,807
                                                                                                 -----------------------
                                                                                                              2,190,763
                                                                                                 -----------------------
Retail - Discount (0.02%)
BJ's Wholesale Club Inc (b)                                                  5,200                              158,808
                                                                                                 -----------------------

Retail - Drug Store (0.00%)
CVS Corp                                                                       895                               30,117
                                                                                                 -----------------------

Retail - Jewelry (0.06%)
Tiffany & Co                                                                13,100                              514,306
                                                                                                 -----------------------

Retail - Mail Order (0.34%)
Williams-Sonoma Inc (a)                                                     86,050                            3,011,750
                                                                                                 -----------------------

Retail - Major Department Store (0.86%)
JC Penney Co Inc                                                            41,895                            3,403,550
Saks Inc                                                                   207,855                            3,899,360
Sears Holdings Corp (b)                                                      2,527                              446,394
                                                                                                 -----------------------
                                                                                                              7,749,304
                                                                                                 -----------------------
Retail - Office Supplies (0.20%)
OfficeMax Inc                                                               37,097                            1,791,414
                                                                                                 -----------------------

Retail - Regional Department Store (0.01%)
Dillard's Inc                                                                2,564                               88,048
                                                                                                 -----------------------

Retail - Restaurants (0.02%)
Tim Hortons Inc                                                              4,925                              152,675
                                                                                                 -----------------------


Rubber - Tires (0.01%)
Goodyear Tire & Rubber Co/The (b)                                            3,913                               96,612
                                                                                                 -----------------------

Savings & Loans - Thrifts (0.80%)
Hudson City Bancorp Inc                                                    326,731                            4,499,086
New York Community Bancorp Inc                                             157,546                            2,660,952
                                                                                                 -----------------------
                                                                                                              7,160,038
                                                                                                 -----------------------
Semiconductor Component - Integrated Circuits (0.09%)
Cypress Semiconductor Corp (b)                                              23,000                              424,350
Integrated Device Technology Inc (b)                                        28,031                              424,109
                                                                                                 -----------------------
                                                                                                                848,459
                                                                                                 -----------------------
Semiconductor Equipment (0.55%)
Tessera Technologies Inc (a)(b)                                            130,189                            4,978,427
                                                                                                 -----------------------

Steel - Producers (0.15%)
United States Steel Corp                                                    15,983                            1,334,421
                                                                                                 -----------------------

Telecommunication Services (1.04%)
Embarq Corp (a)                                                            163,830                            9,094,203
NTL Inc                                                                     10,100                              275,225
                                                                                                 -----------------------
                                                                                                              9,369,428
                                                                                                 -----------------------
Telephone - Integrated (1.06%)
CenturyTel Inc                                                              21,600                              968,544
Citizens Communications Co                                                 208,135                            3,051,259
Qwest Communications International Inc (b)                                 306,240                            2,495,856
Sprint Nextel Corp                                                         170,395                            3,038,143
                                                                                                 -----------------------
                                                                                                              9,553,802
                                                                                                 -----------------------
Therapeutics (0.02%)
Gilead Sciences Inc (b)                                                      2,500                              160,800
                                                                                                 -----------------------

Tobacco (0.31%)
Loews Corp - Carolina Group                                                 18,600                            1,274,844
Reynolds American Inc                                                       12,518                              807,411
UST Inc                                                                     11,900                              683,536
                                                                                                 -----------------------
                                                                                                              2,765,791
                                                                                                 -----------------------
Toys (0.13%)
Hasbro Inc                                                                  42,041                            1,193,964
                                                                                                 -----------------------

Transport - Equipment & Leasing (0.27%)
GATX Corp                                                                   52,391                            2,389,030
                                                                                                 -----------------------

Transport - Marine (0.10%)
Alexander & Baldwin Inc                                                     17,900                              884,976
                                                                                                 -----------------------

Transport - Rail (1.31%)
CSX Corp                                                                    76,422                            2,811,565
Norfolk Southern Corp                                                      178,104                            8,842,864
Union Pacific Corp                                                             921                               93,021
                                                                                                 -----------------------
                                                                                                             11,747,450
                                                                                                 -----------------------
Transport - Services (0.17%)
FedEx Corp                                                                   7,000                              772,800
Laidlaw International Inc                                                   14,220                              422,476
Ryder System Inc                                                             6,100                              332,694
                                                                                                 -----------------------
                                                                                                              1,527,970
                                                                                                 -----------------------

Transport - Truck (0.20%)
Landstar System Inc (a)                                                     43,060                            1,821,007
                                                                                                 -----------------------

Water (0.02%)
Aqua America Inc                                                             7,941                              176,370
                                                                                                 -----------------------

Web Portals (0.01%)
Yahoo! Inc (b)                                                               4,200                              118,902
                                                                                                 -----------------------
TOTAL COMMON STOCKS                                                                           $             878,181,873
                                                                                                 -----------------------
                                                                        Principal
                                                                          Amount                         Value
                                                                        ----------- ------------ -----------------------
MONEY MARKET FUNDS (20.00%)
Money Center Banks (20.00%)
BNY Institutional Cash Reserve Fund (c)                                 179,513,000                         179,513,000
                                                                                                 -----------------------
TOTAL MONEY MARKET FUNDS                                                                      $             179,513,000
                                                                                                 -----------------------
Total Investments                                                                             $           1,057,694,873
Liabilities in Excess of Other Assets, Net - (17.83)%                                                     (160,074,276)
                                                                                                 -----------------------
TOTAL NET ASSETS - 100.00%                                                                    $             897,620,597
                                                                                                 =======================
                                                                                                 -----------------------

                                                                                                 =======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $             137,097,603
Unrealized Depreciation                                        (6,804,415)
                                                    -----------------------
Net Unrealized Appreciation (Depreciation)                     130,293,188
Cost for federal income tax purposes                           927,401,685


Portfolio Summary (unaudited)
---------------------------------------------------- -----------------------
Sector                                                              Percent
---------------------------------------------------- -----------------------
Financial                                                            50.20%
Utilities                                                            13.70%
Industrial                                                           12.11%
Consumer, Non-cyclical                                               10.58%
Energy                                                                9.17%
Consumer, Cyclical                                                    7.94%
Technology                                                            5.47%
Basic Materials                                                       4.86%
Communications                                                        3.68%
Diversified                                                           0.12%
Liabilities in Excess of Other Assets, Net                        (-17.83%)
                                                     -----------------------
TOTAL NET ASSETS                                                    100.00%
                                                     =======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners SmallCap Blend Fund
                                                                      Shares
                                                                       Held                            Value
                                                                    ----------- -------------- -----------------------
COMMON STOCKS (100.61%)
Advanced Materials & Products (0.30%)
Ceradyne Inc (a)(b)                                                     11,800              $                 638,144
                                                                                               -----------------------

Aerospace & Defense (0.69%)
Armor Holdings Inc (a)(b)                                               24,700                              1,494,350
                                                                                               -----------------------

Aerospace & Defense Equipment (0.27%)
Orbital Sciences Corp (a)(b)                                            34,700                                591,982
                                                                                               -----------------------

Agricultural Chemicals (0.55%)
CF Industries Holdings Inc                                              39,100                              1,192,550
                                                                                               -----------------------

Airlines (0.56%)
Skywest Inc                                                             44,800                              1,215,872
                                                                                               -----------------------

Apparel Manufacturers (1.45%)
Carter's Inc (a)(b)                                                     53,800                              1,366,520
Phillips-Van Heusen                                                     31,900                              1,759,285
                                                                                               -----------------------
                                                                                                            3,125,805
                                                                                               -----------------------
Applications Software (1.63%)
Compuware Corp (b)                                                     100,900                                905,073
Mapinfo Corp (b)                                                        71,800                                980,070
Progress Software Corp (b)                                              57,400                              1,630,734
                                                                                               -----------------------
                                                                                                            3,515,877
                                                                                               -----------------------
Batteries & Battery Systems (0.84%)
Greatbatch Inc (a)(b)                                                   61,800                              1,816,302
                                                                                               -----------------------

Building - Residential & Commercial (0.99%)
NVR Inc (a)(b)                                                           3,100                              2,146,812
                                                                                               -----------------------

Building & Construction Products - Miscellaneous (0.44%)
USG Corp (a)(b)                                                         17,700                                948,720
                                                                                               -----------------------

Building Products - Air & Heating (1.04%)
Comfort Systems USA Inc                                                 70,300                                859,066
Lennox International Inc (a)                                            45,800                              1,389,572
                                                                                               -----------------------
                                                                                                            2,248,638
                                                                                               -----------------------
Building Products - Wood (0.18%)
Universal Forest Products Inc (a)                                        7,800                                381,420
                                                                                               -----------------------

Chemicals - Diversified (0.86%)
Georgia Gulf Corp                                                       26,900                                559,789
Pioneer Cos Inc (b)                                                     20,600                                616,764
Westlake Chemical Corp (a)                                              20,200                                670,236
                                                                                               -----------------------
                                                                                                            1,846,789
                                                                                               -----------------------
Chemicals - Specialty (1.09%)
HB Fuller Co                                                            68,500                              1,772,095
OM Group Inc (b)                                                        11,900                                581,434
                                                                                               -----------------------
                                                                                                            2,353,529
                                                                                               -----------------------

Circuit Boards (0.63%)
Park Electrochemical Corp                                               50,900                              1,358,521
                                                                                               -----------------------

Commercial Banks (4.40%)
Corus Bankshares Inc (a)                                                49,300                              1,050,090
East West Bancorp Inc                                                   43,400                              1,666,560
Fremont General Corp (a)                                                56,200                                764,320
Hanmi Financial Corp (a)                                                36,800                                753,664
Integra Bank Corp (a)                                                   20,900                                517,693
Sterling Financial Corp/WA (a)                                          16,300                                540,671
SVB Financial Group (a)(b)                                              27,900                              1,301,535
Whitney Holding Corp                                                    70,200                              2,221,128
Wilshire Bancorp Inc                                                    37,600                                686,200
                                                                                               -----------------------
                                                                                                            9,501,861
                                                                                               -----------------------
Communications Software (0.29%)
Avid Technology Inc (a)(b)                                              16,900                                625,300
                                                                                               -----------------------

Computer Services (0.38%)
Factset Research Systems Inc                                            14,050                                816,024
                                                                                               -----------------------

Computers - Integrated Systems (1.88%)
Agilysys Inc                                                            38,500                                729,575
Brocade Communications Systems Inc (a)(b)                              101,200                                868,296
Kronos Inc/MA (a)(b)                                                    16,000                                608,000
Micros Systems Inc (a)(b)                                               10,700                                602,410
MTS Systems Corp                                                        19,400                                829,738
Radisys Corp (b)                                                        25,100                                421,931
                                                                                               -----------------------
                                                                                                            4,059,950
                                                                                               -----------------------
Computers - Memory Devices (0.66%)
Komag Inc (a)(b)                                                        41,700                              1,422,804
                                                                                               -----------------------

Consulting Services (1.13%)
Watson Wyatt Worldwide Inc                                              55,000                              2,435,950
                                                                                               -----------------------

Consumer Products - Miscellaneous (0.20%)
Jarden Corp (a)(b)                                                      11,900                                436,373
                                                                                               -----------------------

Containers - Metal & Glass (1.43%)
Greif Inc                                                               17,700                              2,023,287
Silgan Holdings Inc (a)                                                 22,800                              1,067,724
                                                                                               -----------------------
                                                                                                            3,091,011
                                                                                               -----------------------
Data Processing & Management (0.67%)
Global Payments Inc                                                     38,200                              1,442,432
                                                                                               -----------------------

Decision Support Software (0.32%)
Cognos Inc (a)(b)                                                       16,000                                690,080
                                                                                               -----------------------

Diagnostic Kits (0.57%)
Idexx Laboratories Inc (b)                                              14,300                              1,227,083
                                                                                               -----------------------

Disposable Medical Products (0.49%)
ICU Medical Inc (a)(b)                                                  26,600                              1,049,370
                                                                                               -----------------------

Distribution & Wholesale (0.97%)
Building Materials Holding Corp (a)                                     66,100                              1,575,163

Distribution & Wholesale
Owens & Minor Inc                                                       15,500                                518,475
                                                                                               -----------------------
                                                                                                            2,093,638
                                                                                               -----------------------
Diversified Manufacturing Operations (2.11%)
AO Smith Corp                                                           18,600                                713,310
EnPro Industries Inc (a)(b)                                             26,200                                865,910
Federal Signal Corp (a)                                                 69,600                              1,142,832
Griffon Corp (a)(b)                                                     43,500                              1,120,560
Harsco Corp                                                              8,300                                712,804
                                                                                               -----------------------
                                                                                                            4,555,416

                                                                                               -----------------------
Diversified Operations & Commercial Services (0.66%)
Chemed Corp                                                             39,000                              1,423,500
                                                                                               -----------------------

Drug Delivery Systems (0.22%)
Noven Pharmaceuticals Inc (b)                                           17,400                                476,064
                                                                                               -----------------------

Electric - Integrated (1.94%)
Avista Corp                                                             18,700                                470,305
CH Energy Group Inc                                                     10,200                                520,608
El Paso Electric Co (b)                                                 26,800                                651,240
Idacorp Inc                                                             14,300                                528,385
PNM Resources Inc                                                       36,300                              1,106,424
Westar Energy Inc                                                       34,600                                918,976
                                                                                               -----------------------
                                                                                                            4,195,938
                                                                                               -----------------------
Electric Products - Miscellaneous (0.23%)
Littelfuse Inc (a)(b)                                                   16,000                                502,240
                                                                                               -----------------------

Electronic Components - Miscellaneous (0.97%)
CTS Corp (a)                                                            37,200                                576,600
Planar Systems Inc (b)                                                  46,600                                485,106
Vishay Intertechnology Inc (b)                                          78,100                              1,026,234
                                                                                               -----------------------
                                                                                                            2,087,940
                                                                                               -----------------------
Electronic Measurement Instruments (1.06%)
Itron Inc (a)(b)                                                        23,100                              1,331,484
Zygo Corp (b)                                                           63,000                                967,050
                                                                                               -----------------------
                                                                                                            2,298,534
                                                                                               -----------------------
Engineering - Research & Development Services (1.42%)
EMCOR Group Inc (b)                                                     19,700                              1,131,174
Foster Wheeler Ltd (b)                                                  14,600                                780,662
Shaw Group Inc/The (a)(b)                                               34,300                              1,157,968
                                                                                               -----------------------
                                                                                                            3,069,804
                                                                                               -----------------------
Engines - Internal Combustion (0.54%)
Briggs & Stratton Corp (a)                                              39,500                              1,170,780
                                                                                               -----------------------

Enterprise Software & Services (1.57%)
Hyperion Solutions Corp (b)                                             27,550                              1,163,161
MicroStrategy Inc (b)                                                    9,900                              1,202,058
Packeteer Inc (b)                                                       76,100                              1,019,740
                                                                                               -----------------------
                                                                                                            3,384,959
                                                                                               -----------------------
E-Services - Consulting (0.46%)
Digital Insight Corp (b)                                                13,600                                528,904
Websense Inc (a)(b)                                                     21,400                                463,310
                                                                                               -----------------------
                                                                                                              992,214
                                                                                               -----------------------
Fiduciary Banks (0.94%)
Boston Private Financial Holdings Inc                                   31,500                                910,980

Fiduciary Banks
Wilmington Trust Corp                                                   26,500                              1,111,145
                                                                                               -----------------------
                                                                                                            2,022,125
                                                                                               -----------------------
Finance - Consumer Loans (0.54%)
Asta Funding Inc (a)                                                    23,788                                766,449
Portfolio Recovery Associates (a)(b)                                     9,400                                408,618
                                                                                               -----------------------
                                                                                                            1,175,067
                                                                                               -----------------------
Finance - Investment Banker & Broker (1.37%)
Investment Technology Group Inc (b)                                     54,700                              2,384,920
optionsXpress Holdings Inc                                              24,200                                574,750
                                                                                               -----------------------
                                                                                                            2,959,670
                                                                                               -----------------------
Food - Baking (1.11%)
Flowers Foods Inc (a)                                                   85,200                              2,395,824
                                                                                               -----------------------

Food - Miscellaneous/Diversified (1.17%)
Corn Products International Inc                                         73,600                              2,520,800
                                                                                               -----------------------

Food - Wholesale & Distribution (0.22%)
Performance Food Group Co (b)                                           15,900                                471,594
                                                                                               -----------------------

Footwear & Related Apparel (0.76%)
Stride Rite Corp                                                        42,500                                733,550
Wolverine World Wide Inc                                                29,400                                904,638
                                                                                               -----------------------
                                                                                                            1,638,188
                                                                                               -----------------------
Gambling (Non-Hotel) (0.46%)
Dover Downs Gaming & Entertainment Inc                                  75,200                                984,368
                                                                                               -----------------------

Garden Products (0.63%)
Toro Co (a)                                                             26,500                              1,358,655
                                                                                               -----------------------

Gas - Distribution (3.08%)
Atmos Energy Corp                                                       63,800                              1,993,112
Energen Corp                                                            55,500                              2,568,540
Northwest Natural Gas Co                                                13,100                                533,039
Piedmont Natural Gas Co (a)                                             11,600                                299,396
Southwest Gas Corp                                                      31,900                              1,252,075
                                                                                               -----------------------
                                                                                                            6,646,162
                                                                                               -----------------------
Hotels & Motels (0.30%)
Choice Hotels International Inc (a)                                     15,100                                638,579
                                                                                               -----------------------

Human Resources (1.31%)
Heidrick & Struggles International Inc (a)(b)                           22,100                                965,107
MPS Group Inc (b)                                                       84,800                              1,270,304
Spherion Corp (b)                                                       72,600                                597,498
                                                                                               -----------------------
                                                                                                            2,832,909
                                                                                               -----------------------
Instruments - Controls (1.05%)
Watts Water Technologies Inc (a)                                        51,500                              2,264,455
                                                                                               -----------------------

Internet Content - Information & News (0.24%)
Harris Interactive Inc (b)                                             101,200                                527,252
                                                                                               -----------------------

Internet Infrastructure Equipment (0.47%)
Avocent Corp (a)(b)                                                     29,100                              1,005,114
                                                                                               -----------------------


Internet Security (0.41%)
SonicWALL Inc (b)                                                      105,500                                889,365
                                                                                               -----------------------

Internet Telephony (0.23%)
j2 Global Communications Inc (a)(b)                                     18,400                                487,232
                                                                                               -----------------------

Investment Management & Advisory Services (0.25%)
Calamos Asset Management Inc                                            19,300                                528,627
                                                                                               -----------------------

Lasers - Systems & Components (0.45%)
Coherent Inc (b)                                                        31,400                                965,550
                                                                                               -----------------------

Leisure & Recreation Products (0.28%)
K2 Inc (b)                                                              49,500                                597,960
                                                                                               -----------------------

Life & Health Insurance (0.36%)
Presidential Life Corp (a)                                              35,900                                780,107
                                                                                               -----------------------

Machinery - Electrical (0.51%)
Regal-Beloit Corp                                                       21,900                              1,102,008
                                                                                               -----------------------

Machinery - General Industry (2.23%)
Applied Industrial Technologies Inc                                     41,250                              1,010,625
Manitowoc Co Inc/The                                                    35,400                              1,835,844
Wabtec Corp                                                             61,500                              1,969,230
                                                                                               -----------------------
                                                                                                            4,815,699
                                                                                               -----------------------
Medical - Drugs (1.46%)
Sciele Pharma Inc (a)(b)                                                90,200                              2,142,250
Viropharma Inc (a)(b)                                                   59,800                              1,018,394
                                                                                               -----------------------
                                                                                                            3,160,644
                                                                                               -----------------------
Medical - Generic Drugs (0.26%)
Alpharma Inc (a)                                                        20,100                                553,755
                                                                                               -----------------------

Medical - HMO (2.35%)
AMERIGROUP Corp (a)(b)                                                  41,700                              1,512,042
Sierra Health Services Inc (a)(b)                                       58,100                              2,335,620
WellCare Health Plans Inc (b)                                           15,900                              1,231,932
                                                                                               -----------------------
                                                                                                            5,079,594
                                                                                               -----------------------
Medical Information Systems (0.30%)
Cerner Corp (a)(b)                                                      14,500                                651,485
                                                                                               -----------------------

Medical Instruments (1.05%)
Arthrocare Corp (a)(b)                                                  26,600                                981,540
Datascope Corp (a)                                                      17,300                                639,062
Edwards Lifesciences Corp (a)(b)                                        12,600                                644,616
                                                                                               -----------------------
                                                                                                            2,265,218
                                                                                               -----------------------
Medical Laser Systems (0.16%)
Candela Corp (a)(b)                                                     30,200                                349,112
                                                                                               -----------------------

Medical Products (1.04%)
Haemonetics Corp/Mass (a)(b)                                            18,500                                892,440
Viasys Healthcare Inc (b)                                               20,100                                591,543
West Pharmaceutical Services Inc                                        15,600                                757,068
                                                                                               -----------------------
                                                                                                            2,241,051
                                                                                               -----------------------

Metal - Iron (0.75%)
Cleveland-Cliffs Inc                                                    29,600                              1,617,936
                                                                                               -----------------------

Metal Processors & Fabrication (0.28%)
Mueller Industries Inc                                                  18,800                                612,316
                                                                                               -----------------------

Multi-Line Insurance (0.39%)
Horace Mann Educators Corp                                              42,500                                842,775
                                                                                               -----------------------

Networking Products (0.57%)
Aeroflex Inc (b)                                                        58,800                                703,248
Anixter International Inc (a)(b)                                         9,700                                536,119
                                                                                               -----------------------
                                                                                                            1,239,367
                                                                                               -----------------------
Office Furnishings - Original (0.80%)
Herman Miller Inc (a)                                                   15,800                                594,080
Knoll Inc                                                               51,800                              1,139,082
                                                                                               -----------------------
                                                                                                            1,733,162
                                                                                               -----------------------
Oil - Field Services (3.03%)
Helix Energy Solutions Group Inc (a)(b)                                 72,500                              2,332,325
Oceaneering International Inc (b)                                       25,000                                986,750
SEACOR Holdings Inc (a)(b)                                              20,400                              2,065,092
Tidewater Inc (a)                                                       22,300                              1,150,011
                                                                                               -----------------------
                                                                                                            6,534,178
                                                                                               -----------------------
Oil & Gas Drilling (0.89%)
Grey Wolf Inc (a)(b)                                                   151,100                              1,032,013
Parker Drilling Co (b)                                                  95,500                                884,330
                                                                                               -----------------------
                                                                                                            1,916,343
                                                                                               -----------------------
Oil Company - Exploration & Production (2.26%)
Cabot Oil & Gas Corp                                                     7,000                                454,020
Callon Petroleum Co (a)(b)                                              60,800                                843,904
Cimarex Energy Co                                                       11,700                                438,516
Swift Energy Co (a)(b)                                                  33,800                              1,498,692
Unit Corp (a)(b)                                                        33,800                              1,638,624
                                                                                               -----------------------
                                                                                                            4,873,756
                                                                                               -----------------------
Oil Field Machinery & Equipment (0.26%)
Lufkin Industries Inc                                                    9,300                                556,605
                                                                                               -----------------------

Oil Refining & Marketing (0.76%)
Frontier Oil Corp                                                       57,600                              1,636,416
                                                                                               -----------------------

Physician Practice Management (0.47%)
Pediatrix Medical Group Inc (b)                                         19,200                              1,008,768
                                                                                               -----------------------

Power Converter & Supply Equipment (0.41%)
Advanced Energy Industries Inc (b)                                      51,600                                894,228
                                                                                               -----------------------

Property & Casualty Insurance (2.08%)
Navigators Group Inc (b)                                                11,300                                540,027
Philadelphia Consolidated Holding Co (a)(b)                             22,900                              1,031,874
ProAssurance Corp (b)                                                   35,000                              1,777,650
SeaBright Insurance Holdings Inc (a)(b)                                 62,900                              1,132,829
                                                                                               -----------------------
                                                                                                            4,482,380
                                                                                               -----------------------
Publishing - Books (0.44%)
Scholastic Corp (b)                                                     26,800                                947,380
                                                                                               -----------------------


Radio (0.26%)
Cox Radio Inc (a)(b)                                                    35,600                                557,496
                                                                                               -----------------------

Recreational Vehicles (0.39%)
Arctic Cat Inc                                                          46,100                                850,545
                                                                                               -----------------------

Recycling (0.70%)
Metal Management Inc (a)                                                37,000                              1,518,480
                                                                                               -----------------------

REITS - Diversified (0.30%)
Lexington Realty Trust (a)                                              30,100                                640,528
                                                                                               -----------------------

REITS - Healthcare (1.02%)
Medical Properties Trust Inc (a)                                        56,700                                886,221
Nationwide Health Properties Inc (a)                                    20,200                                673,064
Omega Healthcare Investors Inc                                          36,000                                652,680
                                                                                               -----------------------
                                                                                                            2,211,965
                                                                                               -----------------------
REITS - Hotels (0.22%)
Winston Hotels Inc                                                      34,400                                479,192
                                                                                               -----------------------

REITS - Office Property (0.50%)
BioMed Realty Trust Inc                                                 36,100                              1,076,863
                                                                                               -----------------------

REITS - Regional Malls (0.25%)
Pennsylvania Real Estate Investment Trust (a)                           12,600                                538,020
                                                                                               -----------------------

REITS - Shopping Centers (0.50%)
Cedar Shopping Centers Inc                                              65,000                              1,088,750
                                                                                               -----------------------

Research & Development (0.81%)
Kendle International Inc (b)                                            21,100                                819,524
Parexel International Corp (b)                                          28,200                                923,550
                                                                                               -----------------------
                                                                                                            1,743,074
                                                                                               -----------------------
Retail - Apparel & Shoe (2.58%)
Cato Corp/The                                                           26,400                                595,848
Charlotte Russe Holding Inc (a)(b)                                      31,200                                953,160
DSW Inc (a)(b)                                                          15,900                                637,431
Men's Wearhouse Inc                                                     38,100                              1,636,014
Shoe Carnival Inc (a)(b)                                                33,000                              1,050,390
Tween Brands Inc (a)(b)                                                 20,500                                700,895
                                                                                               -----------------------
                                                                                                            5,573,738
                                                                                               -----------------------
Retail - Automobile (1.05%)
Group 1 Automotive Inc (a)                                              14,800                                784,400
Sonic Automotive Inc (a)                                                47,000                              1,473,450
                                                                                               -----------------------
                                                                                                            2,257,850
                                                                                               -----------------------
Retail - Bedding (0.76%)
Select Comfort Corp (a)(b)                                              89,500                              1,650,380
                                                                                               -----------------------

Retail - Bookstore (0.33%)
Barnes & Noble Inc                                                      18,300                                712,419
                                                                                               -----------------------

Retail - Computer Equipment (0.78%)
Insight Enterprises Inc (b)                                             82,900                              1,685,357
                                                                                               -----------------------

Retail - Convenience Store (0.49%)
Casey's General Stores Inc                                              18,600                                474,672

Retail - Convenience Store
Pantry Inc/The (a)(b)                                                   12,100                                590,601
                                                                                               -----------------------
                                                                                                            1,065,273
                                                                                               -----------------------
Retail - Drug Store (0.58%)
Longs Drug Stores Corp (a)                                              29,200                              1,255,600
                                                                                               -----------------------

Retail - Petroleum Products (0.45%)
World Fuel Services Corp (a)                                            21,200                                972,020
                                                                                               -----------------------

Retail - Restaurants (1.87%)
CBRL Group Inc                                                          18,600                                872,154
Domino's Pizza Inc                                                      24,300                                694,251
Jack in the Box Inc (a)(b)                                              24,900                              1,538,571
Papa John's International Inc (a)(b)                                    33,800                                933,556
                                                                                               -----------------------
                                                                                                            4,038,532
                                                                                               -----------------------
Retirement & Aged Care (0.29%)
Five Star Quality Care Inc (a)(b)                                       52,400                                635,612
                                                                                               -----------------------

Savings & Loans - Thrifts (2.45%)
Bankunited Financial Corp (a)                                           77,200                              2,129,948
Downey Financial Corp                                                    8,300                                593,782
FirstFed Financial Corp (a)(b)                                          37,200                              2,564,940
                                                                                               -----------------------
                                                                                                            5,288,670
                                                                                               -----------------------
Semiconductor Component - Integrated Circuits (0.25%)
Exar Corp (b)                                                           41,900                                548,890
                                                                                               -----------------------

Semiconductor Equipment (1.37%)
Novellus Systems Inc (a)(b)                                             33,300                              1,026,639
Photronics Inc (a)(b)                                                   44,700                                744,702
Varian Semiconductor Equipment Associates Inc (b)                       28,700                              1,181,005
                                                                                               -----------------------
                                                                                                            2,952,346
                                                                                               -----------------------
Steel - Producers (1.80%)
Chaparral Steel Co                                                      29,400                              1,507,632
Reliance Steel & Aluminum Co                                            20,700                                861,948
Ryerson Inc (a)                                                         20,000                                627,400
Steel Technologies Inc (a)                                              48,200                                894,110
                                                                                               -----------------------
                                                                                                            3,891,090
                                                                                               -----------------------
Telecommunication Equipment (0.98%)
CommScope Inc (a)(b)                                                    17,900                                578,349
Comtech Telecommunications Corp (a)(b)                                  30,900                              1,112,400
Westell Technologies Inc (b)                                           190,700                                434,796
                                                                                               -----------------------
                                                                                                            2,125,545
                                                                                               -----------------------
Telephone - Integrated (0.37%)
Cincinnati Bell Inc (b)                                                162,100                                787,806
                                                                                               -----------------------

Transport - Air Freight (0.28%)
Atlas Air Worldwide Holdings Inc (a)(b)                                 12,600                                604,170
                                                                                               -----------------------

Transport - Services (1.10%)
Laidlaw International Inc                                               39,000                              1,158,690
Pacer International Inc                                                 38,700                              1,205,892
                                                                                               -----------------------
                                                                                                            2,364,582

                                                                                               -----------------------
Transport - Truck (1.57%)
Arkansas Best Corp                                                      27,400                              1,047,228
Old Dominion Freight Line (a)(b)                                        50,900                              1,414,002

Transport - Truck
US Xpress Enterprises Inc (a)(b)                                        50,800                                938,276
                                                                                               -----------------------
                                                                                                            3,399,506
                                                                                               -----------------------
Vitamins & Nutrition Products (0.17%)
Mannatech Inc (a)                                                       22,400                                361,312
                                                                                               -----------------------

Web Portals (0.26%)
United Online Inc (a)                                                   40,600                                570,024
                                                                                               -----------------------

Wire & Cable Products (0.81%)
General Cable Corp (b)                                                  40,700                              1,755,391
                                                                                               -----------------------

X-Ray Equipment (0.60%)
Hologic Inc (a)(b)                                                      23,300                              1,294,315
                                                                                               -----------------------
TOTAL COMMON STOCKS                                                                         $             217,223,696
                                                                                               -----------------------
                                                                    Principal
                                                                      Amount                           Value
                                                                    ----------- -------------- -----------------------
MONEY MARKET FUNDS (29.02%)
Money Center Banks (29.02%)
BNY Institutional Cash Reserve Fund (c)                             62,659,000                             62,659,000
                                                                                               -----------------------
TOTAL MONEY MARKET FUNDS                                                                    $              62,659,000
                                                                                               -----------------------
Total Investments                                                                           $             279,882,696
Liabilities in Excess of Other Assets, Net - (29.63)%                                                    (63,973,272)
                                                                                               -----------------------
TOTAL NET ASSETS - 100.00%                                                                  $             215,909,424
                                                                                               =======================
                                                                                               -----------------------

                                                                                               =======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $              25,174,899
Unrealized Depreciation                                    (8,134,055)
                                                -----------------------
Net Unrealized Appreciation (Depreciation)                  17,040,844
Cost for federal income tax purposes                       262,841,852


Portfolio Summary (unaudited)
--------------------------------------------------- -----------------------
Sector                                                             Percent
--------------------------------------------------- -----------------------
Financial                                                           44.59%
Industrial                                                          21.56%
Consumer, Cyclical                                                  16.49%
Consumer, Non-cyclical                                              15.73%
Technology                                                           9.31%
Energy                                                               7.19%
Basic Materials                                                      5.05%
Utilities                                                            5.02%
Communications                                                       4.69%
Liabilities in Excess of Other Assets, Net                       (-29.63%)
                                                    -----------------------
TOTAL NET ASSETS                                                   100.00%
                                                    =======================

Schedule of Investments
January 31, 2007 (unaudited)
Partners SmallCap Growth Fund I
                                                                          Shares
                                                                           Held                      Value
                                                                        ----------- -------- ----------------------
COMMON STOCKS (96.17%)
Advanced Materials & Products (1.33%)
Hexcel Corp (a)(b)                                                          94,000        $              1,808,560
                                                                                             ----------------------

Apparel Manufacturers (0.47%)
Carter's Inc (a)(b)                                                         24,900                         632,460
                                                                                             ----------------------

Applications Software (1.75%)
American Reprographics Co (b)                                               68,400                       2,142,288
Quest Software Inc (a)(b)                                                   15,330                         228,877
                                                                                             ----------------------
                                                                                                         2,371,165
                                                                                             ----------------------
Building Products - Cement & Aggregate (0.80%)
Dayton Superior Corp (b)                                                    95,100                       1,088,895
                                                                                             ----------------------

Commercial Banks (1.60%)
Community Bancorp/NV (b)                                                    21,100                         706,217
First Republic Bank/San Francisco CA (a)                                    27,300                       1,466,556
                                                                                             ----------------------
                                                                                                         2,172,773
                                                                                             ----------------------
Commercial Services (1.18%)
WNS Holdings Ltd ADR (b)                                                    47,320                       1,602,255
                                                                                             ----------------------

Commercial Services - Finance (2.90%)
Clayton Holdings Inc (b)                                                    47,690                         880,357
Euronet Worldwide Inc (a)(b)                                                19,500                         562,770
Global Cash Access Holdings Inc (b)                                         69,000                       1,105,380
Morningstar Inc (a)(b)                                                      30,500                       1,396,900
                                                                                             ----------------------
                                                                                                         3,945,407
                                                                                             ----------------------
Communications Software (1.01%)
Witness Systems Inc (a)(b)                                                  60,500                       1,369,720
                                                                                             ----------------------

Computer Software (1.05%)
Blackbaud Inc                                                               59,610                       1,428,852
                                                                                             ----------------------

Computers - Integrated Systems (1.48%)
Micros Systems Inc (b)                                                      35,700                       2,009,910
                                                                                             ----------------------

Computers - Peripheral Equipment (1.56%)
Electronics for Imaging (a)(b)                                              38,300                         882,815
Synaptics Inc (a)(b)                                                        45,600                       1,233,936
                                                                                             ----------------------
                                                                                                         2,116,751

                                                                                             ----------------------
Consulting Services (1.79%)
Huron Consulting Group Inc (a)(b)                                           46,890                       2,431,246
                                                                                             ----------------------

Data Processing & Management (0.49%)
Commvault Systems Inc (b)                                                   36,800                         660,560
                                                                                             ----------------------

Diagnostic Equipment (0.59%)
Hansen Medical Inc (a)(b)                                                   49,780                         795,982
                                                                                             ----------------------


Diagnostic Kits (1.27%)
Meridian Bioscience Inc                                                     58,400                       1,731,560
                                                                                             ----------------------

Distribution & Wholesale (1.45%)
LKQ Corp (a)(b)                                                             92,150                       1,973,853
                                                                                             ----------------------

E-Commerce - Products (0.49%)
Nutri/System Inc (a)(b)                                                     15,100                         665,155
                                                                                             ----------------------

Electronic Components - Semiconductors (0.05%)
ON Semiconductor Corp (a)(b)                                                 8,100                          67,716
                                                                                             ----------------------

Energy - Alternate Sources (0.28%)
Aventine Renewable Energy Holdings Inc (a)(b)                               24,000                         379,200
                                                                                             ----------------------

Enterprise Software & Services (0.73%)
Informatica Corp (a)(b)                                                     57,090                         717,050
Ultimate Software Group Inc (b)                                             11,000                         268,180
                                                                                             ----------------------
                                                                                                           985,230
                                                                                             ----------------------
Entertainment Software (1.30%)
THQ Inc (b)                                                                 58,100                       1,760,430
                                                                                             ----------------------

Finance - Investment Banker & Broker (2.28%)
Greenhill & Co Inc (a)                                                      25,700                       1,925,701
optionsXpress Holdings Inc                                                  49,250                       1,169,688
                                                                                             ----------------------
                                                                                                         3,095,389
                                                                                             ----------------------
Finance - Other Services (1.23%)
GFI Group Inc (a)(b)                                                        26,100                       1,669,878
                                                                                             ----------------------

Financial Guarantee Insurance (0.53%)
Primus Guaranty Ltd (a)(b)                                                  61,200                         725,220
                                                                                             ----------------------

Food - Miscellaneous/Diversified (0.86%)
Hain Celestial Group Inc (b)                                                39,900                       1,173,060
                                                                                             ----------------------

Hazardous Waste Disposal (1.87%)
Stericycle Inc (b)                                                          33,070                       2,546,390
                                                                                             ----------------------

Hotels & Motels (1.72%)
Home Inns & Hotels Management Inc ADR (a)(b)                                 3,800                         170,012
Orient-Express Hotels Ltd                                                   45,500                       2,168,075
                                                                                             ----------------------
                                                                                                         2,338,087
                                                                                             ----------------------
Human Resources (4.14%)
Administaff Inc (a)                                                         49,600                       2,030,624
Kenexa Corp (b)                                                             25,000                         912,500
Resources Connection Inc (a)(b)                                             85,200                       2,675,280
                                                                                             ----------------------
                                                                                                         5,618,404
                                                                                             ----------------------
Instruments - Controls (1.14%)
Watts Water Technologies Inc (a)                                            35,100                       1,543,347
                                                                                             ----------------------

Internet Application Software (1.69%)
DealerTrack Holdings Inc (b)                                                83,000                       2,300,760
                                                                                             ----------------------

Internet Content - Information & News (1.47%)
Knot Inc/The (a)(b)                                                         33,340                       1,005,868

Internet Content - Information & News
LoopNet Inc (a)(b)                                                          59,100                         990,516
                                                                                             ----------------------
                                                                                                         1,996,384
                                                                                             ----------------------
Investment Management & Advisory Services (1.08%)
Affiliated Managers Group Inc (a)(b)                                        13,200                       1,470,480
                                                                                             ----------------------

Machinery - Construction & Mining (3.16%)
Astec Industries Inc (a)(b)                                                 61,800                       2,225,418
Bucyrus International Inc (a)                                               44,500                       2,065,245
                                                                                             ----------------------
                                                                                                         4,290,663
                                                                                             ----------------------
Machinery - Electrical (1.11%)
Baldor Electric Co                                                          42,800                       1,511,696
                                                                                             ----------------------

Machinery - General Industry (1.43%)
IDEX Corp                                                                   37,550                       1,948,845
                                                                                             ----------------------

Medical - Biomedical/Gene (1.26%)
Advanced Magnetics Inc (a)(b)                                                6,300                         383,859
Alexion Pharmaceuticals Inc (a)(b)                                          13,600                         565,352
Nektar Therapeutics (a)(b)                                                  59,800                         759,460
                                                                                             ----------------------
                                                                                                         1,708,671
                                                                                             ----------------------
Medical - Drugs (0.42%)
Pozen Inc (a)(b)                                                            33,700                         569,867
                                                                                             ----------------------

Medical - HMO (1.00%)
WellCare Health Plans Inc (b)                                               17,585                       1,362,486
                                                                                             ----------------------

Medical - Outpatient & Home Medical Care (1.50%)
LHC Group Inc (b)                                                           78,100                       2,032,943
                                                                                             ----------------------

Medical Instruments (2.93%)
Abaxis Inc (a)(b)                                                           48,300                       1,043,280
Arthrocare Corp (a)(b)                                                      40,800                       1,505,520
DexCom Inc (a)(b)                                                           20,300                         180,670
Ventana Medical Systems Inc (a)(b)                                          29,600                       1,246,160
                                                                                             ----------------------
                                                                                                         3,975,630
                                                                                             ----------------------
Medical Laboratory & Testing Service (1.02%)
Icon Plc ADR (b)                                                            37,100                       1,383,830
                                                                                             ----------------------

Metal Processors & Fabrication (1.04%)
RBC Bearings Inc (a)(b)                                                     46,200                       1,417,416
                                                                                             ----------------------

Multimedia (0.77%)
Entravision Communications Corp (a)(b)                                     130,000                       1,040,000
                                                                                             ----------------------

Office Furnishings - Original (1.60%)
Knoll Inc                                                                   98,700                       2,170,413
                                                                                             ----------------------

Oil - Field Services (2.77%)
Core Laboratories NV (a)(b)                                                 16,520                       1,361,248
Tesco Corp (b)                                                              47,000                         987,000
W-H Energy Services Inc (a)(b)                                              31,100                       1,411,318
                                                                                             ----------------------
                                                                                                         3,759,566
                                                                                             ----------------------
Oil Company - Exploration & Production (1.89%)
Bill Barrett Corp (a)(b)                                                    49,100                       1,517,190

Oil Company - Exploration & Production
EXCO Resources Inc (b)                                                      62,900                       1,056,720
                                                                                             ----------------------
                                                                                                         2,573,910
                                                                                             ----------------------
Oil Field Machinery & Equipment (2.93%)
Dril-Quip Inc (b)                                                           36,700                       1,365,240
FMC Technologies Inc (b)                                                    15,300                         947,529
Hydril (a)(b)                                                               21,000                       1,661,100
                                                                                             ----------------------
                                                                                                         3,973,869
                                                                                             ----------------------
Pharmacy Services (0.57%)
HealthExtras Inc (a)(b)                                                     30,100                         769,356
                                                                                             ----------------------

Physical Therapy & Rehabilitation Centers (1.73%)
Psychiatric Solutions Inc (b)                                               60,300                       2,348,082
                                                                                             ----------------------

Printing - Commercial (2.23%)
VistaPrint Ltd (b)                                                          70,200                       3,024,918
                                                                                             ----------------------

Recreational Centers (1.49%)
Life Time Fitness Inc (a)(b)                                                37,300                       2,021,660
                                                                                             ----------------------

Research & Development (0.61%)
Senomyx Inc (a)(b)                                                          56,800                         830,416
                                                                                             ----------------------

Retail - Apparel & Shoe (0.91%)
Under Armour Inc. - Class A (a)(b)                                          24,320                       1,235,456
                                                                                             ----------------------

Retail - Catalog Shopping (1.91%)
Coldwater Creek Inc (a)(b)                                                  70,250                       1,310,162
MSC Industrial Direct Co                                                    29,600                       1,278,424
                                                                                             ----------------------
                                                                                                         2,588,586
                                                                                             ----------------------
Retail - Leisure Products (0.67%)
MarineMax Inc (a)(b)                                                        37,600                         908,416
                                                                                             ----------------------

Retail - Restaurants (0.41%)
Texas Roadhouse Inc (a)(b)                                                  41,000                         555,140
                                                                                             ----------------------

Retail - Sporting Goods (0.89%)
Zumiez Inc (a)(b)                                                           36,650                       1,205,785
                                                                                             ----------------------

Schools (1.51%)
Strayer Education Inc (a)                                                   18,000                       2,047,860
                                                                                             ----------------------

Schools - Day Care (0.99%)
Bright Horizons Family Solutions Inc (b)                                    34,500                       1,351,365
                                                                                             ----------------------

Semiconductor Component - Integrated Circuits (3.04%)
Exar Corp (b)                                                               77,300                       1,012,630
Hittite Microwave Corp (a)(b)                                               24,700                         859,066
Integrated Device Technology Inc (b)                                        62,660                         948,046
Micrel Inc (b)                                                              79,100                         799,701
Vimicro International Corp ADR (a)(b)                                       53,300                         504,751
                                                                                             ----------------------
                                                                                                         4,124,194
                                                                                             ----------------------
Semiconductor Equipment (0.96%)
Entegris Inc (a)(b)                                                        121,600                       1,304,768
                                                                                             ----------------------


Software Tools (0.84%)
Altiris Inc (b)                                                             35,050                       1,147,187
                                                                                             ----------------------

Telecommunication Equipment - Fiber Optics (1.58%)
Oplink Communications Inc (a)(b)                                           113,300                       2,150,434
                                                                                             ----------------------

Telecommunication Services (1.89%)
Cbeyond Inc (a)(b)                                                          56,400                       1,676,208
NTELOS Holdings Corp (a)(b)                                                 47,600                         886,312
                                                                                             ----------------------
                                                                                                         2,562,520
                                                                                             ----------------------
Therapeutics (1.23%)
BioMarin Pharmaceuticals Inc (a)(b)                                         58,100                       1,100,414
United Therapeutics Corp (a)(b)                                             10,600                         568,160
                                                                                             ----------------------
                                                                                                         1,668,574
                                                                                             ----------------------
Transactional Software (2.40%)
Innerworkings Inc (a)(b)                                                    95,100                       1,222,035
VeriFone Holdings Inc (a)(b)                                                51,000                       2,038,470
                                                                                             ----------------------
                                                                                                         3,260,505
                                                                                             ----------------------
Transport - Marine (1.45%)
Kirby Corp (b)                                                              55,500                       1,970,805
                                                                                             ----------------------

Transport - Services (1.27%)
UTi Worldwide Inc                                                           56,800                       1,726,720
                                                                                             ----------------------

Web Portals (1.18%)
Trizetto Group (a)(b)                                                       77,100                       1,599,054
                                                                                             ----------------------
TOTAL COMMON STOCKS                                                                       $            130,596,685
                                                                                             ----------------------
                                                                        Principal
                                                                          Amount                     Value
                                                                        ----------- -------- ----------------------
MONEY MARKET FUNDS (25.39%)
Money Center Banks (25.39%)
BNY Institutional Cash Reserve Fund (c)                                 34,478,000                      34,478,000
                                                                                             ----------------------
TOTAL MONEY MARKET FUNDS                                                                  $             34,478,000
                                                                                             ----------------------
Total Investments                                                                         $            165,074,685
Liabilities in Excess of Other Assets, Net - (21.56)%                                                 (29,280,121)
                                                                                             ----------------------
TOTAL NET ASSETS - 100.00%                                                                $            135,794,564
                                                                                             ======================
                                                                                             ----------------------

                                                                                             ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $             17,581,260
Unrealized Depreciation                                       (3,923,684)
                                                    ----------------------
Net Unrealized Appreciation (Depreciation)                     13,657,576
Cost for federal income tax purposes                          151,417,109


Portfolio Summary (unaudited)
--------------------------------------------------- ----------------------
Sector                                                            Percent
--------------------------------------------------- ----------------------
Financial                                                          32.11%
Consumer, Non-cyclical                                             29.73%
Technology                                                         16.65%
Industrial                                                         14.62%
Consumer, Cyclical                                                 11.51%
Communications                                                      9.07%
Energy                                                              7.87%
Liabilities in Excess of Other Assets, Net                      (-21.56%)
                                                    ----------------------
TOTAL NET ASSETS                                                  100.00%
                                                    ======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners SmallCap Growth Fund II
                                                                         Shares
                                                                          Held                    Value
                                                                       ----------- ------ ----------------------
COMMON STOCKS (97.03%)
Aerospace & Defense (0.05%)
Aerovironment Inc (a)(b)                                                   14,200      $                324,754
                                                                                          ----------------------

Aerospace & Defense Equipment (2.27%)
AAR Corp (a)(b)                                                           181,178                     5,397,292
BE Aerospace Inc (b)                                                      244,742                     7,288,417
DRS Technologies Inc (a)                                                   26,157                     1,449,098
Triumph Group Inc                                                           7,000                       393,400
                                                                                          ----------------------
                                                                                                     14,528,207
                                                                                          ----------------------
Airlines (0.06%)
Allegiant Travel Co (b)                                                    12,200                       405,650
                                                                                          ----------------------

Apparel Manufacturers (1.46%)
Carter's Inc (a)(b)                                                        39,300                       998,220
Guess ? Inc                                                                19,788                     1,426,913
Phillips-Van Heusen                                                       125,102                     6,899,375
                                                                                          ----------------------
                                                                                                      9,324,508
                                                                                          ----------------------
Applications Software (2.10%)
Applix Inc (b)                                                             79,534                       859,763
Callidus Software Inc (b)                                                  34,030                       256,246
Nuance Communications Inc (a)(b)                                          315,764                     3,637,601
Progress Software Corp (a)(b)                                             110,323                     3,134,276
VA Software Corp (a)(b)                                                   522,590                     2,680,887
Verint Systems Inc (a)(b)                                                  85,633                     2,830,171
                                                                                          ----------------------
                                                                                                     13,398,944
                                                                                          ----------------------
Auto - Medium & Heavy Duty Trucks (0.15%)
Force Protection Inc (a)(b)                                                52,300                       940,877
                                                                                          ----------------------

Batteries & Battery Systems (0.20%)
Energy Conversion Devices Inc (a)(b)                                       37,590                     1,294,975
                                                                                          ----------------------

Building - Heavy Construction (0.19%)
Infrasource Services Inc (b)                                               56,400                     1,198,500
                                                                                          ----------------------

Building & Construction - Miscellaneous (0.19%)
Layne Christensen Co (a)(b)                                                34,547                     1,210,181
                                                                                          ----------------------

Building & Construction Products - Miscellaneous (0.26%)
Drew Industries Inc (a)(b)                                                 30,666                       849,142
NCI Building Systems Inc (b)                                               14,624                       832,398
                                                                                          ----------------------
                                                                                                      1,681,540
                                                                                          ----------------------
Building Products - Doors & Windows (0.26%)
Apogee Enterprises Inc                                                     85,800                     1,632,774
                                                                                          ----------------------

Building Products - Light Fixtures (0.63%)
Genlyte Group Inc (a)(b)                                                   52,950                     4,012,021
                                                                                          ----------------------

Casino Services (0.60%)
Shuffle Master Inc (a)(b)                                                 144,915                     3,856,188
                                                                                          ----------------------


Chemicals - Plastics (0.19%)
Landec Corp (b)                                                            96,408                     1,180,998
                                                                                          ----------------------

Circuit Boards (0.14%)
Merix Corp (a)(b)                                                          86,498                       745,613
TTM Technologies Inc (a)(b)                                                15,700                       168,147
                                                                                          ----------------------
                                                                                                        913,760
                                                                                          ----------------------
Coffee (0.12%)
Peet's Coffee & Tea Inc (a)(b)                                             30,385                       785,452
                                                                                          ----------------------

Commercial Banks (2.35%)
AmericanWest Bancorp (a)                                                   30,734                       691,822
Prosperity Bancshares Inc (a)                                              88,400                     3,094,000
SVB Financial Group (a)(b)                                                 25,000                     1,166,250
Texas Capital Bancshares Inc (b)                                           93,969                     1,828,637
UCBH Holdings Inc (a)                                                     213,081                     3,995,269
United Community Banks Inc/GA (a)                                          37,211                     1,215,311
Virginia Commerce Bancorp (a)(b)                                           37,100                       806,925
Wilshire Bancorp Inc (a)                                                  121,260                     2,212,995
                                                                                          ----------------------
                                                                                                     15,011,209
                                                                                          ----------------------
Commercial Services (2.34%)
HMS Holdings Corp (a)(b)                                                   86,959                     1,693,961
PeopleSupport Inc (a)(b)                                                  209,573                     4,998,316
Providence Service Corp/The (a)(b)                                         25,328                       557,216
TeleTech Holdings Inc (a)(b)                                              186,000                     5,012,700
WNS Holdings Ltd ADR (a)(b)                                                79,400                     2,688,484
                                                                                          ----------------------
                                                                                                     14,950,677
                                                                                          ----------------------
Commercial Services - Finance (0.43%)
Bankrate Inc (a)(b)                                                        69,800                     2,757,798
                                                                                          ----------------------

Communications Software (0.54%)
DivX Inc (a)(b)                                                            20,400                       432,072
Smith Micro Software Inc (a)(b)                                           223,494                     3,048,458
                                                                                          ----------------------
                                                                                                      3,480,530
                                                                                          ----------------------
Computer Aided Design (0.58%)
Ansys Inc (b)                                                              74,115                     3,697,597
                                                                                          ----------------------

Computer Services (2.22%)
CACI International Inc (a)(b)                                              68,899                     3,240,320
Cognizant Technology Solutions Corp (b)                                    54,000                     4,605,660
Factset Research Systems Inc                                               60,329                     3,503,908
iGate Corp (b)                                                            102,450                       694,611
LivePerson Inc (b)                                                        155,243                       960,954
Rainmaker Systems Inc (b)                                                 114,684                     1,190,420
                                                                                          ----------------------
                                                                                                     14,195,873
                                                                                          ----------------------
Computer Software (0.12%)
Blackbaud Inc                                                              31,836                       763,109
                                                                                          ----------------------

Computers - Integrated Systems (0.44%)
Micros Systems Inc (b)                                                     21,397                     1,204,651
Radisys Corp (a)(b)                                                        94,824                     1,593,992
                                                                                          ----------------------
                                                                                                      2,798,643
                                                                                          ----------------------
Computers - Memory Devices (0.11%)
Isilon Systems Inc (a)(b)                                                   8,900                       205,501
Komag Inc (a)(b)                                                           14,900                       508,388
                                                                                          ----------------------
                                                                                                        713,889
                                                                                          ----------------------

Computers - Peripheral Equipment (0.15%)
Icad Inc (a)(b)                                                           196,601                       943,685
                                                                                          ----------------------

Consulting Services (0.97%)
CRA International Inc (b)                                                  71,286                     3,843,741
Diamond Management & Technology Consultants Inc (a)                       190,983                     2,383,468
                                                                                          ----------------------
                                                                                                      6,227,209
                                                                                          ----------------------
Consumer Products - Miscellaneous (0.57%)
Central Garden and Pet Co (b)                                              81,172                     3,635,694
                                                                                          ----------------------

Cosmetics & Toiletries (0.20%)
Bare Escentuals Inc (a)(b)                                                 35,100                     1,280,799
                                                                                          ----------------------

Data Processing & Management (0.11%)
Fair Isaac Corp (a)                                                        17,063                       679,449
                                                                                          ----------------------

Decision Support Software (0.55%)
Interactive Intelligence Inc (b)                                           52,570                     1,051,926
SPSS Inc (b)                                                               79,924                     2,479,242
                                                                                          ----------------------
                                                                                                      3,531,168
                                                                                          ----------------------
Diagnostic Equipment (1.07%)
BioVeris Corp (b)                                                          60,223                       779,888
Gen-Probe Inc (b)                                                          85,887                     4,442,075
Hansen Medical Inc (a)(b)                                                 102,700                     1,642,173
                                                                                          ----------------------
                                                                                                      6,864,136
                                                                                          ----------------------
Diagnostic Kits (0.46%)
Inverness Medical Innovations Inc (a)(b)                                   35,200                     1,450,944
Meridian Bioscience Inc                                                    49,250                     1,460,263
                                                                                          ----------------------
                                                                                                      2,911,207
                                                                                          ----------------------
Disposable Medical Products (0.15%)
Volcano Corp (b)                                                           50,100                       968,934
                                                                                          ----------------------

Distribution & Wholesale (1.44%)
Beacon Roofing Supply Inc (a)(b)                                           67,445                     1,405,554
LKQ Corp (a)(b)                                                           122,823                     2,630,868
WESCO International Inc (b)                                                85,200                     5,173,344
                                                                                          ----------------------
                                                                                                      9,209,766
                                                                                          ----------------------
Diversified Manufacturing Operations (1.76%)
Ameron International Corp                                                  13,049                     1,052,663
Barnes Group Inc (a)                                                       42,073                       901,204
ESCO Technologies Inc (a)(b)                                              170,199                     8,130,406
Lydall Inc (b)                                                             86,383                     1,156,668
                                                                                          ----------------------
                                                                                                     11,240,941
                                                                                          ----------------------
Drug Delivery Systems (0.22%)
Penwest Pharmaceuticals Co (a)(b)                                          97,055                     1,382,063
                                                                                          ----------------------

E-Commerce - Products (0.74%)
Nutri/System Inc (a)(b)                                                   107,289                     4,726,080
                                                                                          ----------------------

Educational Software (0.98%)
Blackboard Inc (a)(b)                                                     173,728                     5,072,858
SkillSoft PLC ADR (b)                                                     168,698                     1,172,451
                                                                                          ----------------------
                                                                                                      6,245,309
                                                                                          ----------------------
Electronic Components - Miscellaneous (0.66%)
Benchmark Electronics Inc (b)                                             155,505                     3,522,188

Electronic Components - Miscellaneous
Rogers Corp (b)                                                            13,589                       702,280
                                                                                          ----------------------
                                                                                                      4,224,468
                                                                                          ----------------------
Electronic Components - Semiconductors (2.16%)
AXT Inc (b)                                                                18,837                        90,229
Diodes Inc (a)(b)                                                          86,400                     3,168,288
Fairchild Semiconductor International Inc (b)                              30,500                       543,205
Microsemi Corp (b)                                                        211,353                     3,846,625
Silicon Image Inc (a)(b)                                                  112,994                     1,366,097
Sirf Technology Holdings Inc (a)(b)                                        63,800                     1,873,168
Syntax-Brillian Corp (a)(b)                                               281,200                     2,224,292
Volterra Semiconductor Corp (a)(b)                                         52,760                       695,377
                                                                                          ----------------------
                                                                                                     13,807,281
                                                                                          ----------------------
Electronic Design Automation (0.35%)
Ansoft Corp (a)(b)                                                         80,242                     2,241,961
                                                                                          ----------------------

Electronic Measurement Instruments (0.34%)
Analogic Corp                                                              26,214                     1,539,286
Measurement Specialties Inc (a)(b)                                         30,374                       636,032
                                                                                          ----------------------
                                                                                                      2,175,318
                                                                                          ----------------------
Electronic Security Devices (0.51%)
American Science & Engineering Inc (a)(b)                                  28,500                     1,558,665
Taser International Inc (b)                                               217,391                     1,684,780
                                                                                          ----------------------
                                                                                                      3,243,445
                                                                                          ----------------------
E-Marketing & Information (0.55%)
24/7 Real Media Inc (a)(b)                                                238,016                     2,406,342
Digital River Inc (a)(b)                                                   22,100                     1,131,078
                                                                                          ----------------------
                                                                                                      3,537,420
                                                                                          ----------------------
Energy - Alternate Sources (0.26%)
First Solar Inc (a)(b)                                                     51,400                     1,663,818
                                                                                          ----------------------

Engineering - Research & Development Services (0.62%)
EMCOR Group Inc (b)                                                        68,961                     3,959,741
                                                                                          ----------------------

Enterprise Software & Services (1.63%)
Concur Technologies Inc (a)(b)                                             52,475                       789,749
Emageon Inc (b)                                                            34,100                       409,200
Neoware Inc (a)(b)                                                        150,300                     1,775,043
Omnicell Inc (b)                                                           42,804                       886,899
Opnet Technologies Inc (b)                                                211,515                     2,857,567
Ultimate Software Group Inc (b)                                           152,358                     3,714,488
                                                                                          ----------------------
                                                                                                     10,432,946
                                                                                          ----------------------
Entertainment Software (0.56%)
THQ Inc (b)                                                               118,792                     3,599,398
                                                                                          ----------------------

E-Services - Consulting (1.62%)
Access Integrated Technologies Inc (a)(b)                                  83,021                       766,284
Corillian Corp (b)                                                        276,716                       924,231
GSI Commerce Inc (a)(b)                                                   106,900                     1,741,401
Perficient Inc (a)(b)                                                     220,730                     4,615,464
Saba Software Inc (a)(b)                                                  134,938                       994,493
WebSideStory Inc (a)(b)                                                    92,831                     1,328,412
                                                                                          ----------------------
                                                                                                     10,370,285
                                                                                          ----------------------
Fiduciary Banks (0.78%)
Investors Financial Services Corp                                         105,925                     4,954,112
                                                                                          ----------------------


Finance - Consumer Loans (0.16%)
Portfolio Recovery Associates (a)(b)                                       23,050                     1,001,984
                                                                                          ----------------------

Finance - Investment Banker & Broker (0.22%)
Thomas Weisel Partners Group Inc (a)(b)                                    71,600                     1,428,420
                                                                                          ----------------------

Firearms & Ammunition (0.41%)
Smith & Wesson Holding Corp (a)(b)                                        233,148                     2,587,943
                                                                                          ----------------------

Food - Retail (0.17%)
Wild Oats Markets Inc (a)(b)                                               72,559                     1,054,282
                                                                                          ----------------------

Food - Wholesale & Distribution (0.14%)
United Natural Foods Inc (a)(b)                                            26,999                       892,047
                                                                                          ----------------------

Footwear & Related Apparel (1.56%)
CROCS Inc (b)                                                             115,400                     5,809,236
Iconix Brand Group Inc (a)(b)                                             209,006                     4,161,309
                                                                                          ----------------------
                                                                                                      9,970,545
                                                                                          ----------------------
Gambling (Non-Hotel) (0.40%)
Pinnacle Entertainment Inc (b)                                             47,900                     1,653,987
Youbet.com Inc (b)                                                        253,900                       881,033
                                                                                          ----------------------
                                                                                                      2,535,020
                                                                                          ----------------------
Hotels & Motels (0.89%)
Orient-Express Hotels Ltd                                                 119,280                     5,683,692
                                                                                          ----------------------

Housewares (0.33%)
Lifetime Brands Inc (a)                                                   108,854                     2,138,981
                                                                                          ----------------------

Human Resources (2.17%)
Kenexa Corp (b)                                                           186,548                     6,809,002
Korn/Ferry International (a)(b)                                            45,562                     1,088,021
Labor Ready Inc (b)                                                       181,621                     3,410,842
On Assignment Inc (a)(b)                                                  199,200                     2,571,672
                                                                                          ----------------------
                                                                                                     13,879,537
                                                                                          ----------------------
Industrial Automation & Robots (0.43%)
Cognex Corp                                                               127,259                     2,776,791

                                                                                                      2,776,791
                                                                                          ----------------------
Industrial Gases (0.86%)
Airgas Inc                                                                132,400                     5,510,488
                                                                                          ----------------------

Instruments - Controls (0.16%)
Spectrum Control Inc (b)                                                   87,296                     1,049,298
                                                                                          ----------------------

Instruments - Scientific (0.19%)
FEI Co (b)                                                                 47,617                     1,198,044
                                                                                          ----------------------

Internet Application Software (0.87%)
Cybersource Corp (b)                                                       97,635                     1,259,492
Interwoven Inc (a)(b)                                                      76,159                     1,195,696
Vignette Corp (a)(b)                                                       51,185                       917,235
WebEx Communications Inc (a)(b)                                            58,507                     2,169,440
                                                                                          ----------------------
                                                                                                      5,541,863
                                                                                          ----------------------

Internet Connectivity Services (0.22%)
Internap Network Services Corp (a)(b)                                      76,040                     1,386,970
                                                                                          ----------------------

Internet Content - Entertainment (0.23%)
Shanda Interactive Entertainment Ltd ADR (b)                               64,235                     1,438,222
                                                                                          ----------------------

Internet Content - Information & News (0.91%)
Knot Inc/The (b)                                                          106,336                     3,208,157
LoopNet Inc (a)(b)                                                         62,600                     1,049,176
TheStreet.com Inc (a)                                                     154,132                     1,525,907
                                                                                          ----------------------
                                                                                                      5,783,240
                                                                                          ----------------------
Internet Incubators (0.19%)
Internet Capital Group Inc (a)(b)                                         111,590                     1,241,997
                                                                                          ----------------------

Internet Infrastructure Software (0.70%)
Opsware Inc (a)(b)                                                        199,663                     1,597,304
TIBCO Software Inc (a)(b)                                                 306,672                     2,845,916
                                                                                          ----------------------
                                                                                                      4,443,220
                                                                                          ----------------------
Internet Security (0.32%)
Entrust Inc (b)                                                           251,742                       969,207
Secure Computing Corp (a)(b)                                              165,861                     1,104,634
                                                                                          ----------------------
                                                                                                      2,073,841
                                                                                          ----------------------
Internet Telephony (0.26%)
j2 Global Communications Inc (a)(b)                                        63,400                     1,678,832
                                                                                          ----------------------

Investment Management & Advisory Services (0.12%)
Calamos Asset Management Inc                                               28,000                       766,920
                                                                                          ----------------------

Lasers - Systems & Components (0.66%)
II-VI Inc (a)(b)                                                          140,269                     4,213,681
                                                                                          ----------------------

Lighting Products & Systems (0.16%)
Color Kinetics Inc (a)(b)                                                  50,578                     1,022,181
                                                                                          ----------------------

Machinery - Construction & Mining (0.29%)
Bucyrus International Inc (a)                                              40,363                     1,873,247
                                                                                          ----------------------

Machinery - General Industry (1.43%)
DXP Enterprises Inc (a)(b)                                                 25,424                       846,619
Intevac Inc (a)(b)                                                         34,949                       772,723
Middleby Corp (a)(b)                                                       33,821                     3,780,511
Wabtec Corp                                                               116,400                     3,727,128
                                                                                          ----------------------
                                                                                                      9,126,981
                                                                                          ----------------------
Machinery - Material Handling (0.21%)
Columbus McKinnon Corp/NY (a)(b)                                           57,980                     1,332,380
                                                                                          ----------------------

Machinery - Print Trade (0.14%)
Presstek Inc (a)(b)                                                       146,469                       896,390
                                                                                          ----------------------

Machinery Tools & Related Products (0.46%)
Kennametal Inc                                                             47,500                     2,935,500
                                                                                          ----------------------

Medical - Biomedical/Gene (3.28%)
ADVENTRX Pharmaceuticals Inc (a)(b)                                       435,800                     1,054,636
Alexion Pharmaceuticals Inc (a)(b)                                         36,994                     1,537,840
BioMimetic Therapeutics Inc (b)                                            12,500                       192,500

Medical - Biomedical/Gene
Charles River Laboratories International (b)                               21,020                       945,900
Digene Corp (a)(b)                                                         47,942                     2,466,616
Exelixis Inc (a)(b)                                                       140,300                     1,374,940
Illumina Inc (a)(b)                                                        51,961                     2,122,607
Keryx Biopharmaceuticals Inc (a)(b)                                       102,837                     1,173,370
Lifecell Corp (a)(b)                                                      226,215                     5,408,801
Myriad Genetics Inc (a)(b)                                                 84,500                     3,020,030
Regeneron Pharmaceuticals Inc (b)                                          82,700                     1,644,903
                                                                                          ----------------------
                                                                                                     20,942,143
                                                                                          ----------------------
Medical - Drugs (0.60%)
Cardiome Pharma Corp (a)(b)                                                97,249                     1,110,584
Cubist Pharmaceuticals Inc (a)(b)                                          57,200                     1,052,480
Emergent Biosolutions Inc (a)(b)                                          112,600                     1,699,134
                                                                                          ----------------------
                                                                                                      3,862,198

                                                                                          ----------------------
Medical - Hospitals (0.52%)
United Surgical Partners International (b)                                109,926                     3,349,445
                                                                                          ----------------------

Medical - Outpatient & Home Medical Care (0.13%)
NovaMed Inc (b)                                                           115,002                       857,915
                                                                                          ----------------------

Medical Imaging Systems (0.37%)
Vital Images Inc (a)(b)                                                    70,440                     2,363,262
                                                                                          ----------------------

Medical Information Systems (1.19%)
Allscripts Healthcare Solutions Inc (a)(b)                                187,400                     5,734,440
Eclipsys Corp (a)(b)                                                       27,000                       529,200
Phase Forward Inc (a)(b)                                                  100,400                     1,359,416
                                                                                          ----------------------
                                                                                                      7,623,056
                                                                                          ----------------------
Medical Instruments (2.26%)
Angiodynamics Inc (b)                                                      25,434                       671,456
Arthrocare Corp (a)(b)                                                     94,378                     3,482,548
Conceptus Inc (a)(b)                                                       42,598                       987,848
DexCom Inc (a)(b)                                                         104,151                       926,944
DJO Inc (a)(b)                                                             59,800                     2,475,720
Kyphon Inc (a)(b)                                                          36,183                     1,693,002
Micrus Endovascular Corp (b)                                               93,229                     2,214,189
Natus Medical Inc (a)(b)                                                   74,236                     1,128,387
Spectranetics Corp (a)(b)                                                  80,600                       857,584
                                                                                          ----------------------
                                                                                                     14,437,678
                                                                                          ----------------------
Medical Laboratory & Testing Service (0.19%)
Bio-Reference Labs Inc (a)(b)                                              53,610                     1,230,349
                                                                                          ----------------------

Medical Laser Systems (0.41%)
Biolase Technology Inc (a)(b)                                             153,500                     1,320,100
Cutera Inc (a)(b)                                                          44,900                     1,281,895
                                                                                          ----------------------
                                                                                                      2,601,995

                                                                                          ----------------------
Medical Products (2.13%)
American Medical Systems Holdings Inc (a)(b)                              172,607                     3,434,879
Luminex Corp (a)(b)                                                        77,273                       982,140
Syneron Medical Ltd (a)(b)                                                 37,677                       926,854
ThermoGenesis Corp (a)(b)                                                 160,079                       643,518
Viasys Healthcare Inc (b)                                                 225,279                     6,629,961
Wright Medical Group Inc (a)(b)                                            44,402                       971,960
                                                                                          ----------------------
                                                                                                     13,589,312
                                                                                          ----------------------

Metal Processors & Fabrication (0.37%)
Ladish Co Inc (a)(b)                                                       57,800                     2,352,460
                                                                                          ----------------------

Networking Products (0.54%)
Atheros Communications Inc (a)(b)                                          44,500                     1,057,320
Ixia (a)(b)                                                               256,500                     2,423,925
                                                                                          ----------------------
                                                                                                      3,481,245
                                                                                          ----------------------
Oil - Field Services (1.82%)
Core Laboratories NV (a)(b)                                                31,922                     2,630,373
Hercules Offshore Inc (b)                                                  16,144                       426,847
Superior Energy Services (b)                                               55,500                     1,682,760
Superior Well Services Inc (a)(b)                                          20,600                       468,444
Tetra Technologies Inc (a)(b)                                             278,067                     6,440,032
                                                                                          ----------------------
                                                                                                     11,648,456
                                                                                          ----------------------
Oil & Gas Drilling (0.55%)
Atwood Oceanics Inc (a)(b)                                                 23,992                     1,160,493
Patterson-UTI Energy Inc (a)                                               96,847                     2,338,855
                                                                                          ----------------------
                                                                                                      3,499,348
                                                                                          ----------------------
Oil Company - Exploration & Production (1.77%)
EXCO Resources Inc (a)(b)                                                 278,063                     4,671,458
PetroHawk Energy Corp (a)(b)                                              316,772                     3,655,549
Quicksilver Resources Inc (a)(b)                                           54,177                     2,148,660
Toreador Resources Corp (a)(b)                                             31,836                       853,842
                                                                                          ----------------------
                                                                                                     11,329,509
                                                                                          ----------------------
Oil Field Machinery & Equipment (0.25%)
Dresser-Rand Group Inc (a)(b)                                              62,305                     1,617,438
                                                                                          ----------------------

Patient Monitoring Equipment (0.29%)
Aspect Medical Systems Inc (a)(b)                                          72,078                     1,200,099
Somanetics Corp (a)(b)                                                     33,106                       639,608
                                                                                          ----------------------
                                                                                                      1,839,707
                                                                                          ----------------------
Physical Therapy & Rehabilitation Centers (1.96%)
Psychiatric Solutions Inc (a)(b)                                          322,380                    12,553,477
                                                                                          ----------------------

Physician Practice Management (1.35%)
Pediatrix Medical Group Inc (b)                                           163,701                     8,600,851
                                                                                          ----------------------

Property & Casualty Insurance (0.34%)
Argonaut Group Inc (b)                                                     33,344                     1,118,358
United America Indemnity Ltd (b)                                           44,066                     1,062,872
                                                                                          ----------------------
                                                                                                      2,181,230
                                                                                          ----------------------
Publicly Traded Investment Fund (0.29%)
iShares Russell 2000 Index Fund (a)                                        23,500                     1,865,195
                                                                                          ----------------------

REITS - Apartments (0.17%)
Mid-America Apartment Communities Inc                                      18,300                     1,100,196
                                                                                          ----------------------

REITS - Healthcare (0.94%)
Ventas Inc                                                                129,612                     5,994,555
                                                                                          ----------------------

REITS - Office Property (0.33%)
BioMed Realty Trust Inc                                                    70,394                     2,099,853
                                                                                          ----------------------

Rental - Auto & Equipment (0.65%)
Aaron Rents Inc (a)                                                       141,100                     4,165,272
                                                                                          ----------------------

Research & Development (0.37%)
Kendle International Inc (a)(b)                                            31,476                     1,222,528
Parexel International Corp (b)                                             33,884                     1,109,701
                                                                                          ----------------------
                                                                                                      2,332,229
                                                                                          ----------------------
Respiratory Products (0.36%)
Resmed Inc (a)(b)                                                          43,488                     2,286,599
                                                                                          ----------------------

Retail - Apparel & Shoe (3.48%)
Aeropostale Inc (a)(b)                                                     68,000                     2,443,920
Cache Inc. (a)(b)                                                          73,434                     1,689,716
Childrens Place Retail Stores Inc/The (a)(b)                               84,269                     4,568,223
Christopher & Banks Corp (a)                                              242,557                     4,312,663
Dress Barn Inc (a)(b)                                                      35,008                       786,630
DSW Inc (a)(b)                                                             35,680                     1,430,411
Stein Mart Inc (a)                                                         51,770                       699,413
Tween Brands Inc (a)(b)                                                    91,700                     3,135,223
Wet Seal Inc/The (a)(b)                                                   487,945                     3,152,125
                                                                                          ----------------------
                                                                                                     22,218,324
                                                                                          ----------------------
Retail - Catalog Shopping (0.07%)
Coldwater Creek Inc (a)(b)                                                 24,003                       447,656
                                                                                          ----------------------

Retail - Discount (0.10%)
99 Cents Only Stores (b)                                                   41,900                       622,215
                                                                                          ----------------------

Retail - Music Store (0.35%)
Guitar Center Inc (a)(b)                                                   48,493                     2,218,555
                                                                                          ----------------------

Retail - Petroleum Products (0.07%)
World Fuel Services Corp (a)                                               10,400                       476,840
                                                                                          ----------------------

Retail - Restaurants (2.43%)
Buffalo Wild Wings Inc (a)(b)                                              43,600                     2,218,368
California Pizza Kitchen Inc (a)(b)                                       177,144                     6,315,184
CKE Restaurants Inc                                                       255,532                     5,051,868
Texas Roadhouse Inc (a)(b)                                                143,388                     1,941,473
                                                                                          ----------------------
                                                                                                     15,526,893
                                                                                          ----------------------
Retail - Sporting Goods (0.18%)
Hibbett Sporting Goods Inc (b)                                             35,652                     1,144,786
                                                                                          ----------------------

Rubber & Plastic Products (0.16%)
PW Eagle Inc (a)                                                           31,308                     1,032,538
                                                                                          ----------------------

Semiconductor Component - Integrated Circuits (1.60%)
Anadigics Inc (a)(b)                                                      281,737                     2,518,729
Exar Corp (b)                                                             111,487                     1,460,480
Hittite Microwave Corp (a)(b)                                              69,400                     2,413,732
Power Integrations Inc (a)(b)                                              86,994                     1,973,024
Standard Microsystems Corp (a)(b)                                          67,717                     1,889,304
                                                                                          ----------------------
                                                                                                     10,255,269
                                                                                          ----------------------
Semiconductor Equipment (1.22%)
BTU International Inc (a)(b)                                               55,955                       620,541
LTX Corp (a)(b)                                                           122,665                       647,671
Photronics Inc (a)(b)                                                     110,112                     1,834,466
Rudolph Technologies Inc (a)(b)                                           158,598                     2,478,887
Semitool Inc (a)(b)                                                        80,203                       901,481
Varian Semiconductor Equipment Associates Inc (b)                          31,645                     1,302,192
                                                                                          ----------------------
                                                                                                      7,785,238
                                                                                          ----------------------
Steel - Producers (0.82%)
Steel Dynamics Inc                                                        133,006                     5,215,165
                                                                                          ----------------------

Steel - Specialty (0.70%)
Allegheny Technologies Inc                                                 32,200                     3,332,378
Universal Stainless & Alloy (b)                                            26,470                     1,171,297
                                                                                          ----------------------
                                                                                                      4,503,675
                                                                                          ----------------------
Storage & Warehousing (0.15%)
Mobile Mini Inc (b)                                                        35,639                       947,641
                                                                                          ----------------------

Telecommunication Equipment (1.35%)
Arris Group Inc (a)(b)                                                     63,261                       899,571
Nice Systems Ltd ADR (b)                                                  173,417                     5,490,382
Optium Corp (a)(b)                                                         61,096                     1,459,584
Sirenza Microdevices Inc (a)(b)                                           114,498                       806,066
                                                                                          ----------------------
                                                                                                      8,655,603
                                                                                          ----------------------
Telecommunication Equipment - Fiber Optics (0.59%)
Finisar Corp (a)(b)                                                       609,000                     1,973,160
Oplink Communications Inc (b)                                              96,100                     1,823,978
                                                                                          ----------------------
                                                                                                      3,797,138
                                                                                          ----------------------
Telecommunication Services (0.62%)
Eschelon Telecom Inc (b)                                                   45,984                     1,046,596
Harris Stratex Networks Inc (b)                                            48,266                     1,060,887
NeuStar Inc (a)(b)                                                         59,218                     1,829,244
                                                                                          ----------------------
                                                                                                      3,936,727
                                                                                          ----------------------
Therapeutics (0.64%)
BioMarin Pharmaceuticals Inc (a)(b)                                        93,800                     1,776,572
Isis Pharmaceuticals Inc (a)(b)                                           132,586                     1,377,569
MannKind Corp (a)(b)                                                       15,700                       259,992
Nuvelo Inc (a)(b)                                                          87,663                       305,944
Renovis Inc (b)                                                            98,590                       341,121
                                                                                          ----------------------
                                                                                                      4,061,198
                                                                                          ----------------------
Toys (0.44%)
Marvel Entertainment Inc (a)(b)                                           101,800                     2,842,256
                                                                                          ----------------------

Transactional Software (0.39%)
Bottomline Technologies Inc (a)(b)                                        109,447                     1,437,039
Synchronoss Technologies Inc (b)                                           68,060                     1,048,124
                                                                                          ----------------------
                                                                                                      2,485,163
                                                                                          ----------------------
Transport - Services (1.30%)
HUB Group Inc (b)                                                         161,500                     4,822,390
UTi Worldwide Inc                                                         115,291                     3,504,846
                                                                                          ----------------------
                                                                                                      8,327,236
                                                                                          ----------------------
Transport - Truck (1.21%)
Forward Air Corp (a)                                                       38,997                     1,223,726
Landstar System Inc (a)                                                   118,090                     4,994,026
Old Dominion Freight Line (a)(b)                                           53,703                     1,491,869
                                                                                          ----------------------
                                                                                                      7,709,621
                                                                                          ----------------------
Veterinary Diagnostics (1.11%)
Neogen Corp (b)                                                            43,873                       999,865
VCA Antech Inc (b)                                                        180,377                     6,064,275
                                                                                          ----------------------
                                                                                                      7,064,140
                                                                                          ----------------------
Wireless Equipment (1.54%)
Novatel Wireless Inc (a)(b)                                               152,686                     1,723,825
SBA Communications Corp (a)(b)                                             97,400                     2,893,754
Sierra Wireless (a)(b)                                                     77,115                     1,115,083

Wireless Equipment
Viasat Inc (b)                                                            124,700                     4,111,359
                                                                                          ----------------------
                                                                                                      9,844,021
                                                                                          ----------------------
X-Ray Equipment (0.41%)
Hologic Inc (a)(b)                                                         46,700                     2,594,185
                                                                                          ----------------------
TOTAL COMMON STOCKS                                                                    $            620,094,880
                                                                                          ----------------------
                                                                       Principal
                                                                         Amount                   Value
                                                                       ----------- ------ ----------------------
MONEY MARKET FUNDS (29.11%)
Money Center Banks (29.11%)
BNY Institutional Cash Reserve Fund (c)                                186,040,000                  186,040,000
                                                                                          ----------------------
TOTAL MONEY MARKET FUNDS                                                               $            186,040,000
                                                                                          ----------------------
Total Investments                                                                      $            806,134,880
Liabilities in Excess of Other Assets, Net - (26.14)%                                             (167,077,027)
                                                                                          ----------------------
TOTAL NET ASSETS - 100.00%                                                             $            639,057,853
                                                                                          ======================
                                                                                          ----------------------

                                                                                          ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $         124,765,265
Unrealized Depreciation                                     (27,972,102)
                                                   ----------------------
Net Unrealized Appreciation (Depreciation)                    96,793,163
Cost for federal income tax purposes                         709,341,717


Portfolio Summary (unaudited)
---------------------------------------------------- ----------------------
Sector                                                             Percent
---------------------------------------------------- ----------------------
Financial                                                           34.52%
Consumer, Non-cyclical                                              26.02%
Technology                                                          17.00%
Industrial                                                          15.66%
Consumer, Cyclical                                                  14.16%
Communications                                                      11.26%
Energy                                                               4.66%
Basic Materials                                                      2.57%
Funds                                                                0.29%
Liabilities in Excess of Other Assets, Net                       (-26.14%)
                                                     ----------------------
TOTAL NET ASSETS                                                   100.00%
                                                     ======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners SmallCap Growth Fund III
                                                                        Shares
                                                                         Held                      Value
                                                                      ----------- -------- ----------------------
COMMON STOCKS (95.91%)
Aerospace & Defense (0.13%)
TransDigm Group Inc (a)                                                   11,100        $                353,535
                                                                                           ----------------------

Aerospace & Defense Equipment (0.24%)
Heico Corp                                                                17,800                         652,192
                                                                                           ----------------------

Agricultural Chemicals (0.36%)
CF Industries Holdings Inc                                                31,910                         973,255
                                                                                           ----------------------

Airlines (0.57%)
Airtran Holdings Inc (a)                                                  43,400                         480,438
Alaska Air Group Inc (a)                                                  24,600                       1,054,110
                                                                                           ----------------------
                                                                                                       1,534,548
                                                                                           ----------------------
Apparel Manufacturers (2.21%)
Columbia Sportswear Co                                                     2,100                         136,164
Quiksilver Inc (a)(b)                                                    406,300                       5,773,523
                                                                                           ----------------------
                                                                                                       5,909,687
                                                                                           ----------------------
Applications Software (3.50%)
Nuance Communications Inc (a)                                             85,500                         984,960
Quest Software Inc (a)                                                    14,100                         210,513
Red Hat Inc (a)(b)                                                       357,900                       8,135,067
                                                                                           ----------------------
                                                                                                       9,330,540
                                                                                           ----------------------
Audio & Video Products (1.60%)
Harman International Industries Inc                                       45,100                       4,265,107
                                                                                           ----------------------

Batteries & Battery Systems (0.69%)
Energy Conversion Devices Inc (a)(b)                                      53,600                       1,846,520
                                                                                           ----------------------

Broadcasting Services & Programming (0.40%)
CKX Inc (a)(b)                                                            83,200                       1,074,112
                                                                                           ----------------------

Building - Heavy Construction (0.60%)
Washington Group International Inc (a)                                    28,100                       1,605,353
                                                                                           ----------------------

Building - Residential & Commercial (0.34%)
Ryland Group Inc                                                           9,000                         505,620
Technical Olympic USA Inc                                                 42,675                         406,693
                                                                                           ----------------------
                                                                                                         912,313
                                                                                           ----------------------
Chemicals - Other (0.46%)
US BioEnergy Corp (a)                                                    107,700                       1,234,242
                                                                                           ----------------------

Chemicals - Plastics (0.19%)
Metabolix Inc (a)                                                         32,300                         516,154
                                                                                           ----------------------

Chemicals - Specialty (0.98%)
Symyx Technologies (a)                                                   134,700                       2,615,874
                                                                                           ----------------------

Commercial Banks (2.18%)
East West Bancorp Inc                                                     65,500                       2,515,200
Signature Bank/New York NY (a)                                            13,700                         453,607

Commercial Banks
SVB Financial Group (a)                                                   41,100                       1,917,315
Wintrust Financial Corp                                                   20,400                         934,116
                                                                                           ----------------------
                                                                                                       5,820,238
                                                                                           ----------------------
Commercial Services (0.64%)
Arbitron Inc                                                              10,700                         496,159
PeopleSupport Inc (a)                                                     28,900                         689,265
WNS Holdings Ltd ADR (a)                                                  15,100                         511,286
                                                                                           ----------------------
                                                                                                       1,696,710
                                                                                           ----------------------
Commercial Services - Finance (0.56%)
Dollar Financial Corp (a)                                                 18,600                         595,758
Morningstar Inc (a)                                                       19,400                         888,520
                                                                                           ----------------------
                                                                                                       1,484,278
                                                                                           ----------------------
Communications Software (0.24%)
DivX Inc (a)                                                              29,700                         629,046
                                                                                           ----------------------

Computer Services (1.25%)
Factset Research Systems Inc                                              13,000                         755,040
IHS Inc (a)                                                               24,800                         943,888
Manhattan Associates Inc (a)                                              22,300                         625,961
Syntel Inc                                                                31,100                       1,022,568
                                                                                           ----------------------
                                                                                                       3,347,457
                                                                                           ----------------------
Computer Software (0.18%)
Omniture Inc (a)                                                          31,900                         484,242
                                                                                           ----------------------

Computers - Integrated Systems (0.51%)
Jack Henry & Associates Inc                                               46,100                         983,774
Riverbed Technology Inc (a)                                               12,300                         376,380
                                                                                           ----------------------
                                                                                                       1,360,154
                                                                                           ----------------------
Computers - Memory Devices (0.17%)
Western Digital Corp (a)                                                  22,900                         448,840
                                                                                           ----------------------

Computers - Peripheral Equipment (0.18%)
Synaptics Inc (a)                                                         17,500                         473,550
                                                                                           ----------------------

Consulting Services (1.44%)
Advisory Board Co/The (a)                                                  7,800                         439,218
Corporate Executive Board Co                                              10,700                         970,811
Huron Consulting Group Inc (a)                                            30,100                       1,560,685
Watson Wyatt Worldwide Inc                                                19,800                         876,942
                                                                                           ----------------------
                                                                                                       3,847,656
                                                                                           ----------------------
Cosmetics & Toiletries (0.77%)
Bare Escentuals Inc (a)                                                   29,200                       1,065,508
Chattem Inc (a)                                                           17,100                         982,224
                                                                                           ----------------------
                                                                                                       2,047,732
                                                                                           ----------------------
Decision Support Software (1.56%)
Wind River Systems Inc (a)                                               420,000                       4,166,400
                                                                                           ----------------------

Distribution & Wholesale (0.19%)
MWI Veterinary Supply Inc (a)                                             15,200                         497,952
                                                                                           ----------------------

Drug Delivery Systems (1.57%)
Alkermes, Inc. (a)                                                       240,700                       3,591,244
Depomed Inc (a)(b)                                                       169,600                         600,384
                                                                                           ----------------------
                                                                                                       4,191,628
                                                                                           ----------------------

E-Commerce - Services (1.16%)
Move Inc (a)                                                             404,300                       2,555,176
Priceline.com Inc (a)                                                     12,400                         528,488
                                                                                           ----------------------
                                                                                                       3,083,664
                                                                                           ----------------------
Educational Software (0.30%)
INVESTools Inc (a)                                                        55,300                         801,850
                                                                                           ----------------------

Electric - Transmission (0.46%)
ITC Holdings Corp                                                         28,000                       1,218,000
                                                                                           ----------------------

Electronic Components - Miscellaneous (3.20%)
Daktronics Inc                                                            11,800                         407,926
Flextronics International Ltd (a)                                        542,200                       6,305,786
Solectron Corp (a)                                                       561,900                       1,826,175
                                                                                           ----------------------
                                                                                                       8,539,887
                                                                                           ----------------------
Electronic Components - Semiconductors (3.11%)
Cree Inc (a)                                                              36,200                         556,756
IPG Photonics Corp (a)                                                    15,400                         406,714
Lattice Semiconductor Corp (a)                                           590,500                       3,460,330
Silicon Motion Technology Corp ADR (a)                                    60,600                       1,116,858
Skyworks Solutions Inc (a)                                               419,900                       2,758,743
                                                                                           ----------------------
                                                                                                       8,299,401
                                                                                           ----------------------
Electronic Design Automation (1.49%)
Ansoft Corp (a)                                                           18,400                         514,096
Synopsys Inc (a)                                                         130,300                       3,465,980
                                                                                           ----------------------
                                                                                                       3,980,076
                                                                                           ----------------------
E-Marketing & Information (1.66%)
aQuantive Inc (a)(b)                                                     165,200                       4,427,360
                                                                                           ----------------------

Energy - Alternate Sources (1.43%)
First Solar Inc (a)                                                       24,900                         806,013
Headwaters Inc (a)                                                         8,800                         199,936
Sunpower Corp (a)(b)                                                      48,600                       2,152,980
VeraSun Energy Corp (a)                                                   37,900                         649,606
                                                                                           ----------------------
                                                                                                       3,808,535
                                                                                           ----------------------
Engineering - Research & Development Services (0.40%)
Foster Wheeler Ltd (a)                                                    20,200                       1,080,094
                                                                                           ----------------------

Enterprise Software & Services (0.53%)
Advent Software Inc (a)(b)                                                39,300                       1,404,975
                                                                                           ----------------------

Entertainment Software (1.71%)
THQ Inc (a)                                                              150,950                       4,573,785
                                                                                           ----------------------

Finance - Investment Banker & Broker (5.25%)
E*Trade Financial Corp (a)                                               301,600                       7,353,008
Greenhill & Co Inc (b)                                                    43,100                       3,229,483
Jefferies Group Inc                                                      116,400                       3,429,144
                                                                                           ----------------------
                                                                                                      14,011,635
                                                                                           ----------------------
Finance - Other Services (1.44%)
GFI Group Inc (a)                                                          7,800                         499,044
Nasdaq Stock Market Inc/The (a)                                           98,100                       3,343,248
                                                                                           ----------------------
                                                                                                       3,842,292
                                                                                           ----------------------
Footwear & Related Apparel (3.19%)
CROCS Inc (a)                                                            129,000                       6,493,860
Deckers Outdoor Corp (a)                                                  15,400                         897,974

Footwear & Related Apparel
Iconix Brand Group Inc (a)                                                38,900                         774,499
Skechers U.S.A. Inc (a)                                                    9,700                         343,768
                                                                                           ----------------------
                                                                                                       8,510,101
                                                                                           ----------------------
Health Care Cost Containment (0.37%)
Healthspring Inc (a)                                                      50,700                         997,269
                                                                                           ----------------------

Identification Systems - Development (0.31%)
L-1 Identity Solutions Inc (a)(b)                                         56,820                         820,481
                                                                                           ----------------------

Industrial Audio & Video Products (0.40%)
Sonic Solutions Inc (a)(b)                                                58,500                       1,073,475
                                                                                           ----------------------

Instruments - Scientific (0.49%)
FEI Co (a)(b)                                                             51,600                       1,298,256
                                                                                           ----------------------

Internet Application Software (1.14%)
DealerTrack Holdings Inc (a)                                              37,300                       1,033,956
eResearch Technology Inc (a)(b)                                          208,300                       1,458,100
Interwoven Inc (a)                                                        35,600                         558,920
                                                                                           ----------------------
                                                                                                       3,050,976
                                                                                           ----------------------
Internet Connectivity Services (0.31%)
Internap Network Services Corp (a)                                        45,800                         835,392
                                                                                           ----------------------

Internet Content - Information & News (1.51%)
CNET Networks Inc (a)(b)                                                 328,600                       3,006,690
Knot Inc/The (a)                                                          33,800                       1,019,746
                                                                                           ----------------------
                                                                                                       4,026,436
                                                                                           ----------------------
Internet Infrastructure Equipment (0.49%)
Avocent Corp (a)                                                          37,600                       1,298,704
                                                                                           ----------------------

Internet Infrastructure Software (0.36%)
TIBCO Software Inc (a)                                                   104,900                         973,472
                                                                                           ----------------------

Internet Security (1.46%)
Checkfree Corp (a)(b)                                                     94,100                       3,898,563
                                                                                           ----------------------

Investment Management & Advisory Services (1.57%)
Affiliated Managers Group Inc (a)(b)                                      18,900                       2,105,460
Cohen & Steers Inc                                                         5,100                         248,625
Federated Investors Inc                                                   27,000                         953,370
Nuveen Investments Inc                                                    18,100                         895,950
                                                                                           ----------------------
                                                                                                       4,203,405
                                                                                           ----------------------
Lasers - Systems & Components (0.99%)
Cymer Inc (a)                                                             62,500                       2,639,375
                                                                                           ----------------------

Medical - Biomedical/Gene (2.36%)
Affymetrix Inc (a)(b)                                                    142,700                       3,561,792
Alexion Pharmaceuticals Inc (a)                                           20,300                         843,871
Geron Corp (a)                                                            65,900                         539,721
Metabasis Therapeutics Inc (a)                                            20,461                         135,247
Omrix Biopharmaceuticals Inc (a)                                          35,500                       1,209,840
                                                                                           ----------------------
                                                                                                       6,290,471
                                                                                           ----------------------
Medical - Drugs (5.07%)
Cephalon Inc (a)(b)                                                      121,500                       8,797,815
Cubist Pharmaceuticals Inc (a)(b)                                        227,300                       4,182,320

Medical - Drugs
New River Pharmaceuticals Inc (a)                                          9,900                         553,410
                                                                                           ----------------------
                                                                                                      13,533,545
                                                                                           ----------------------
Medical - Hospitals (0.14%)
Universal Health Services Inc                                              6,500                         376,545
                                                                                           ----------------------

Medical - Nursing Homes (0.08%)
Kindred Healthcare Inc (a)                                                 7,900                         226,730
                                                                                           ----------------------

Medical - Outpatient & Home Medical Care (0.20%)
Lincare Holdings Inc (a)                                                  13,500                         531,225
                                                                                           ----------------------

Medical Information Systems (0.49%)
Allscripts Healthcare Solutions Inc (a)                                   26,400                         807,840
Phase Forward Inc (a)                                                     36,700                         496,918
                                                                                           ----------------------
                                                                                                       1,304,758
                                                                                           ----------------------
Medical Instruments (0.41%)
Conceptus Inc (a)                                                         22,000                         510,180
Micrus Endovascular Corp (a)                                               3,123                          74,171
NuVasive Inc (a)                                                          21,500                         520,515
                                                                                           ----------------------
                                                                                                       1,104,866
                                                                                           ----------------------
Medical Laser Systems (0.37%)
Palomar Medical Technologies Inc (a)                                      19,600                         975,296
                                                                                           ----------------------

MRI - Medical Diagnostic Imaging (0.27%)
Nighthawk Radiology Holdings Inc (a)(b)                                   28,500                         718,485
                                                                                           ----------------------

Multimedia (0.74%)
Martha Stewart Living Omnimedia                                          107,700                       1,982,757
                                                                                           ----------------------

Networking Products (2.21%)
Polycom Inc (a)                                                          175,700                       5,907,034
                                                                                           ----------------------

Office Furnishings - Original (2.14%)
Herman Miller Inc                                                         59,700                       2,244,720
Knoll Inc                                                                158,200                       3,478,818
                                                                                           ----------------------
                                                                                                       5,723,538
                                                                                           ----------------------
Office Supplies & Forms (0.18%)
ACCO Brands Corp (a)                                                      19,400                         468,122
                                                                                           ----------------------

Oil - Field Services (1.87%)
Cal Dive International Inc (a)                                           135,300                       1,673,661
Helix Energy Solutions Group Inc (a)                                      38,900                       1,251,413
Tetra Technologies Inc (a)                                                89,700                       2,077,452
                                                                                           ----------------------
                                                                                                       5,002,526

                                                                                           ----------------------
Oil & Gas Drilling (0.16%)
Patterson-UTI Energy Inc                                                  17,400                         420,210
                                                                                           ----------------------

Oil Company - Exploration & Production (0.99%)
Carrizo Oil & Gas Inc (a)                                                 26,500                         760,550
Range Resources Corp                                                      61,400                       1,884,366
                                                                                           ----------------------
                                                                                                       2,644,916
                                                                                           ----------------------
Oil Field Machinery & Equipment (2.00%)
FMC Technologies Inc (a)                                                  34,800                       2,155,164

Oil Field Machinery & Equipment
Grant Prideco Inc (a)                                                     80,900                       3,169,662
                                                                                           ----------------------
                                                                                                       5,324,826
                                                                                           ----------------------
Patient Monitoring Equipment (0.55%)
Mindray Medical International Ltd ADR (a)                                 60,000                       1,458,000
                                                                                           ----------------------

Physical Therapy & Rehabilitation Centers (0.43%)
Psychiatric Solutions Inc (a)                                             29,200                       1,137,048
                                                                                           ----------------------

Printing - Commercial (0.33%)
VistaPrint Ltd (a)                                                        20,300                         874,727
                                                                                           ----------------------

Private Corrections (0.40%)
Geo Group Inc/The (a)                                                     24,400                       1,069,208
                                                                                           ----------------------

Property & Casualty Insurance (0.35%)
OneBeacon Insurance Group Ltd                                             35,600                         921,684
                                                                                           ----------------------

Real Estate Operator & Developer (0.71%)
Meruelo Maddux Properties Inc (a)                                        176,300                       1,882,884
                                                                                           ----------------------

Recreational Centers (0.32%)
Life Time Fitness Inc (a)                                                 15,900                         861,780
                                                                                           ----------------------

REITS - Mortgage (0.64%)
CapitalSource Inc                                                         61,668                       1,713,753
                                                                                           ----------------------

Research & Development (0.07%)
Pharmaceutical Product Development Inc                                     5,800                         200,100
                                                                                           ----------------------

Retail - Apparel & Shoe (1.17%)
Under Armour Inc. - Class A (a)                                           16,900                         858,520
Urban Outfitters Inc (a)(b)                                               51,000                       1,244,400
Wet Seal Inc/The (a)(b)                                                  156,800                       1,012,928
                                                                                           ----------------------
                                                                                                       3,115,848
                                                                                           ----------------------
Retail - Consumer Electronics (1.19%)
Circuit City Stores Inc                                                  155,300                       3,169,673
                                                                                           ----------------------

Retail - Mail Order (0.24%)
Williams-Sonoma Inc                                                       18,000                         630,000
                                                                                           ----------------------

Retail - Restaurants (1.00%)
Chipotle Mexican Grill Inc (a)                                            17,400                       1,033,908
Panera Bread Co (a)(b)                                                    16,800                         990,528
PF Chang's China Bistro Inc (a)(b)                                        16,600                         657,526
                                                                                           ----------------------
                                                                                                       2,681,962
                                                                                           ----------------------
Retail - Sporting Goods (0.26%)
Zumiez Inc (a)                                                            21,000                         690,900
                                                                                           ----------------------

Schools (0.24%)
Strayer Education Inc                                                      5,700                         648,489
                                                                                           ----------------------

Semiconductor Equipment (1.82%)
Brooks Automation Inc (a)                                                309,600                       4,309,632
Novellus Systems Inc (a)                                                   7,100                         218,893

Semiconductor Equipment
Teradyne Inc (a)(b)                                                       21,200                         315,880
                                                                                           ----------------------
                                                                                                       4,844,405
                                                                                           ----------------------
Telecommunication Equipment (1.04%)
Avaya Inc (a)                                                            139,800                       1,793,634
Nice Systems Ltd ADR (a)                                                  31,200                         987,792
                                                                                           ----------------------
                                                                                                       2,781,426
                                                                                           ----------------------
Telecommunication Services (0.32%)
SAVVIS Inc (a)                                                            18,900                         847,098
                                                                                           ----------------------

Therapeutics (2.82%)
BioMarin Pharmaceuticals Inc (a)                                          41,500                         786,010
Dendreon Corp (a)(b)                                                      93,400                         400,686
Medarex Inc (a)                                                          447,400                       6,026,478
Vanda Pharmaceuticals Inc (a)                                             10,740                         320,804
                                                                                           ----------------------
                                                                                                       7,533,978
                                                                                           ----------------------
Transactional Software (0.16%)
Innerworkings Inc (a)                                                     33,500                         430,475
                                                                                           ----------------------

Transport - Truck (0.17%)
Landstar System Inc                                                       10,500                         444,045
                                                                                           ----------------------

Web Hosting & Design (0.21%)
Equinix Inc (a)                                                            6,700                         563,269
                                                                                           ----------------------

Wireless Equipment (3.00%)
RF Micro Devices Inc (a)                                                 731,800                       5,649,496
SBA Communications Corp (a)                                               79,300                       2,356,003
                                                                                           ----------------------
                                                                                                       8,005,499
                                                                                           ----------------------
X-Ray Equipment (0.35%)
Hologic Inc (a)                                                           16,900                         938,795
                                                                                           ----------------------
TOTAL COMMON STOCKS                                                                     $            255,997,670
                                                                                           ----------------------
                                                                      Principal
                                                                        Amount                     Value
                                                                      ----------- -------- ----------------------
SHORT TERM INVESTMENTS (3.54%)
Commercial Paper (3.54%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (a)                                                   9,432,068                       9,432,068
                                                                                           ----------------------
TOTAL SHORT TERM INVESTMENTS                                                            $              9,432,068
                                                                                           ----------------------
MONEY MARKET FUNDS (8.81%)
Money Center Banks (8.81%)
BNY Institutional Cash Reserve Fund (c)                               23,511,000                      23,511,000
                                                                                           ----------------------
TOTAL MONEY MARKET FUNDS                                                                $             23,511,000
                                                                                           ----------------------
Total Investments                                                                       $            288,940,738
Liabilities in Excess of Other Assets, Net - (8.26)%                                                (22,036,395)
                                                                                           ----------------------
TOTAL NET ASSETS - 100.00%                                                              $            266,904,343
                                                                                           ======================
                                                                                           ----------------------

                                                                                           ======================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                   $             26,291,090
Unrealized Depreciation                               (10,504,132)

                                             ----------------------
Net Unrealized Appreciation (Depreciation)              15,786,958
Cost for federal income tax purposes                   273,153,780


Portfolio Summary (unaudited)
-------------------------------------------- ----------------------
Sector                                                     Percent
-------------------------------------------- ----------------------
Financial                                                   20.95%
Consumer, Non-cyclical                                      19.61%
Technology                                                  17.19%
Communications                                              16.02%
Consumer, Cyclical                                          14.43%
Industrial                                                   7.63%
Energy                                                       6.44%
Mortgage Securities                                          3.53%
Basic Materials                                              2.00%
Utilities                                                    0.46%
Liabilities in Excess of Other Assets, Net                (-8.26%)
                                             ----------------------
TOTAL NET ASSETS                                           100.00%
                                             ======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners SmallCap Value Fund
                                                                        Shares
                                                                         Held                       Value
                                                                      ----------- --------- ----------------------
COMMON STOCKS (98.94%)
Aerospace & Defense (0.39%)
Esterline Technologies Corp (a)                                           27,448         $              1,097,097
                                                                                            ----------------------

Aerospace & Defense Equipment (1.38%)
Curtiss-Wright Corp                                                        2,500                           95,450
DRS Technologies Inc (b)                                                  55,163                        3,056,030
Kaman Corp                                                                18,903                          430,799
Moog Inc (a)                                                               3,919                          152,802
Triumph Group Inc (b)                                                      1,893                          106,387
                                                                                            ----------------------
                                                                                                        3,841,468
                                                                                            ----------------------
Airlines (0.51%)
Airtran Holdings Inc (a)(b)                                               31,775                          351,749
Alaska Air Group Inc (a)                                                  23,455                        1,005,047
Republic Airways Holdings Inc (a)                                          3,300                           63,096
                                                                                            ----------------------
                                                                                                        1,419,892
                                                                                            ----------------------
Apparel Manufacturers (0.53%)
Kellwood Co (b)                                                           27,608                          905,542
Phillips-Van Heusen                                                       10,440                          575,766
                                                                                            ----------------------
                                                                                                        1,481,308
                                                                                            ----------------------
Applications Software (0.00%)
PDF Solutions Inc (a)(b)                                                     800                            8,888
                                                                                            ----------------------

Auction House & Art Dealer (0.47%)
Adesa Inc                                                                 44,700                        1,297,194
                                                                                            ----------------------

Audio & Video Products (0.00%)
Audiovox Corp (a)                                                            142                            2,190
                                                                                            ----------------------

Auto/Truck Parts & Equipment - Original (0.71%)
American Axle & Manufacturing Holdings (b)                                 8,389                          174,323
ArvinMeritor Inc (b)                                                      11,563                          222,588
BorgWarner Inc                                                             5,822                          399,040
Lear Corp (b)                                                              4,349                          147,257
Tenneco Inc (a)                                                           21,891                          508,966
Titan International Inc (b)                                               23,176                          537,451
                                                                                            ----------------------
                                                                                                        1,989,625
                                                                                            ----------------------
Batteries & Battery Systems (0.96%)
Greatbatch Inc (a)(b)                                                     91,475                        2,688,450
                                                                                            ----------------------

Building - Heavy Construction (0.42%)
Perini Corp (a)(b)                                                         1,460                           44,121
Washington Group International Inc (a)(b)                                 19,569                        1,117,977
                                                                                            ----------------------
                                                                                                        1,162,098
                                                                                            ----------------------
Building - Mobile Home & Manufactured Housing (0.01%)
Williams Scotsman International Inc (a)                                    1,544                           31,220
                                                                                            ----------------------

Building - Residential & Commercial (1.09%)
Beazer Homes USA Inc (b)                                                  30,183                        1,313,262
Levitt Corp                                                                3,072                           43,500

Building - Residential & Commercial
Ryland Group Inc (b)                                                      30,183                        1,695,681
                                                                                            ----------------------
                                                                                                        3,052,443
                                                                                            ----------------------
Building & Construction - Miscellaneous (1.23%)
Dycom Industries Inc (a)                                                 151,957                        3,438,787
                                                                                            ----------------------

Building Products - Cement & Aggregate (0.20%)
Texas Industries Inc                                                       7,443                          546,465
                                                                                            ----------------------

Building Products - Light Fixtures (0.11%)
Genlyte Group Inc (a)                                                      4,000                          303,080
                                                                                            ----------------------

Cellular Telecommunications (0.02%)
Centennial Communications Corp (a)                                         8,045                           61,705
                                                                                            ----------------------

Chemicals - Diversified (0.22%)
FMC Corp                                                                   7,000                          544,950
Rockwood Holdings Inc (a)(b)                                               2,661                           70,517
                                                                                            ----------------------
                                                                                                          615,467
                                                                                            ----------------------
Chemicals - Plastics (0.09%)
Schulman A Inc                                                             6,600                          137,808
Spartech Corp                                                              3,683                          103,198
                                                                                            ----------------------
                                                                                                          241,006
                                                                                            ----------------------
Chemicals - Specialty (1.99%)
Arch Chemicals Inc                                                         9,720                          327,856
Cytec Industries Inc                                                      61,407                        3,575,116
Ferro Corp                                                                   988                           21,054
HB Fuller Co                                                              22,804                          589,939
Minerals Technologies Inc                                                  3,197                          185,650
NewMarket Corp (b)                                                        15,132                          842,852
                                                                                            ----------------------
                                                                                                        5,542,467
                                                                                            ----------------------
Coal (0.00%)
Alpha Natural Resources Inc (a)                                              200                            2,696
                                                                                            ----------------------

Collectibles (0.96%)
RC2 Corp (a)                                                              67,569                        2,669,651
Topps Co Inc/The (b)                                                       1,400                           13,776
                                                                                            ----------------------
                                                                                                        2,683,427
                                                                                            ----------------------
Commercial Banks (4.18%)
Alabama National Bancorporation (b)                                        4,100                          288,312
Bancfirst Corp                                                             6,400                          311,488
Bancorpsouth Inc                                                           1,136                           28,775
Bank Mutual Corp                                                          14,100                          166,380
Capitol Bancorp Ltd (b)                                                    2,900                          124,410
Cathay General Bancorp                                                     2,500                           86,650
Chittenden Corp                                                            3,325                          101,279
Citizens Banking Corp                                                     11,772                          288,532
Community Bank System Inc (b)                                                900                           20,394
Community Banks Inc (b)                                                      430                           10,926
CVB Financial Corp (b)                                                       511                            6,388
East West Bancorp Inc                                                      2,200                           84,480
First Bancorp/Puerto Rico                                                 26,900                          287,292
First Financial Bancorp (b)                                                1,549                           25,450
First Financial Corp/IN (b)                                                  350                           11,547
First Merchants Corp (b)                                                   3,400                           88,026
First Midwest Bancorp Inc/IL                                               8,800                          330,352
First Republic Bank/San Francisco CA (b)                                  12,650                          679,558

Commercial Banks
FNB Corp/PA (b)                                                            6,868                          120,808
Greater Bay Bancorp                                                        5,700                          159,258
Hancock Holding Co (b)                                                     4,700                          220,853
Irwin Financial Corp                                                       9,774                          213,366
MB Financial Inc                                                           3,900                          143,988
MBT Financial Corp                                                            32                              454
Old National Bancorp/IN (b)                                                2,567                           48,106
Old Second Bancorp Inc (b)                                                 5,883                          170,195
Peoples Bancorp Inc/OH                                                       360                           10,444
Prosperity Bancshares Inc (b)                                             13,700                          479,500
Provident Bankshares Corp                                                  7,942                          281,464
R-G Financial Corp (b)                                                     8,247                           62,017
S&T Bancorp Inc                                                            9,400                          325,804
Santander BanCorp                                                          2,100                           38,850
Sterling Financial Corp/WA                                                 3,250                          107,802
Sun Bancorp Inc/NJ (a)(b)                                                  1,743                           34,180
Susquehanna Bancshares Inc                                                 1,100                           27,764
SVB Financial Group (a)(b)                                                17,329                          808,398
Texas Capital Bancshares Inc (a)                                          35,700                          694,722
Trustmark Corp (b)                                                        13,780                          405,959
UCBH Holdings Inc (b)                                                    186,304                        3,493,200
Umpqua Holdings Corp                                                       5,200                          147,940
United Bankshares Inc                                                      2,500                           91,300
United Community Banks Inc/GA                                              2,155                           70,382
W Holding Co Inc                                                          25,572                          134,509
Wintrust Financial Corp                                                    9,535                          436,608
                                                                                            ----------------------
                                                                                                       11,668,110
                                                                                            ----------------------
Commercial Services (1.13%)
PHH Corp (a)(b)                                                            3,882                          113,587
Quanta Services Inc (a)(b)                                               123,856                        2,547,718
Source Interlink Cos Inc (a)(b)                                            1,200                            8,820
TeleTech Holdings Inc (a)                                                 18,028                          485,855
                                                                                            ----------------------
                                                                                                        3,155,980
                                                                                            ----------------------
Commercial Services - Finance (0.04%)
Rewards Network Inc (a)(b)                                                10,481                           68,231
TNS Inc (a)                                                                2,500                           42,825
                                                                                            ----------------------
                                                                                                          111,056
                                                                                            ----------------------
Communications Software (0.00%)
Avid Technology Inc (a)(b)                                                   100                            3,700
                                                                                            ----------------------

Computer Services (0.12%)
Ciber Inc (a)                                                             35,202                          242,190
Perot Systems Corp (a)                                                     6,300                          102,942
                                                                                            ----------------------
                                                                                                          345,132

                                                                                            ----------------------
Computers - Integrated Systems (0.22%)
Agilysys Inc                                                              33,023                          625,786
                                                                                            ----------------------

Computers - Peripheral Equipment (1.60%)
Electronics for Imaging (a)                                              193,235                        4,454,067
                                                                                            ----------------------

Consulting Services (2.52%)
FTI Consulting Inc (a)(b)                                                127,337                        3,490,307
Navigant Consulting Inc (a)(b)                                           170,692                        3,546,980
                                                                                            ----------------------
                                                                                                        7,037,287
                                                                                            ----------------------
Consumer Products - Miscellaneous (0.05%)
Blyth Inc (b)                                                              4,331                           90,041

Consumer Products - Miscellaneous
Playtex Products Inc (a)                                                   4,100                           57,728
                                                                                            ----------------------
                                                                                                          147,769
                                                                                            ----------------------
Containers - Metal & Glass (0.76%)
Owens-Illinois Inc (a)                                                    93,724                        2,086,296
Silgan Holdings Inc                                                          562                           26,319
                                                                                            ----------------------
                                                                                                        2,112,615
                                                                                            ----------------------
Cosmetics & Toiletries (0.03%)
Elizabeth Arden Inc (a)                                                    2,204                           41,656
Parlux Fragrances Inc (a)(b)                                               6,400                           37,184
                                                                                            ----------------------
                                                                                                           78,840
                                                                                            ----------------------
Data Processing & Management (0.54%)
Acxiom Corp                                                               66,611                        1,512,070
                                                                                            ----------------------

Diagnostic Kits (0.33%)
Inverness Medical Innovations Inc (a)(b)                                  22,111                          911,415
                                                                                            ----------------------

Direct Marketing (0.06%)
Valuevision Media Inc (a)(b)                                              13,231                          162,212
                                                                                            ----------------------

Distribution & Wholesale (2.13%)
Bell Microproducts Inc (a)(b)                                             12,798                           92,402
Owens & Minor Inc (b)                                                     79,467                        2,658,171
Scansource Inc (a)(b)                                                     94,307                        2,766,967
United Stationers Inc (a)                                                  8,400                          428,064
                                                                                            ----------------------
                                                                                                        5,945,604
                                                                                            ----------------------
Diversified Manufacturing Operations (1.61%)
Actuant Corp                                                              10,877                          541,566
AO Smith Corp                                                             19,416                          744,604
EnPro Industries Inc (a)(b)                                               12,995                          429,485
Federal Signal Corp                                                        1,134                           18,620
Griffon Corp (a)(b)                                                       15,700                          404,432
Koppers Holdings Inc                                                         927                           23,555
Pentair Inc                                                               66,611                        2,075,599
Tredegar Corp (b)                                                         11,185                          256,919
                                                                                            ----------------------
                                                                                                        4,494,780
                                                                                            ----------------------
Diversified Operations (0.11%)
Resource America Inc                                                      11,400                          306,090
                                                                                            ----------------------

E-Commerce - Products (0.18%)
Overstock.com Inc (a)(b)                                                  34,349                          505,617
                                                                                            ----------------------

Electric - Integrated (3.59%)
Allete Inc                                                                43,685                        2,100,812
Black Hills Corp (b)                                                      24,602                          911,996
CMS Energy Corp                                                           24,164                          403,297
El Paso Electric Co (a)                                                   23,023                          559,459
Idacorp Inc                                                               29,478                        1,089,212
NorthWestern Corp                                                          7,400                          265,364
PNM Resources Inc                                                        116,593                        3,553,755
Sierra Pacific Resources (a)                                              43,403                          738,719
UIL Holdings Corp (b)                                                      9,178                          356,198
Unisource Energy Corp (b)                                                  1,240                           46,525
                                                                                            ----------------------
                                                                                                       10,025,337
                                                                                            ----------------------
Electronic Components - Miscellaneous (0.95%)
Benchmark Electronics Inc (a)(b)                                         100,707                        2,281,014
CTS Corp (b)                                                              16,542                          256,401
Electronic Components - Miscellaneous
OSI Systems Inc (a)(b)                                                     5,087                          121,986
                                                                                            ----------------------
                                                                                                        2,659,401

                                                                                            ----------------------
Electronic Components - Semiconductors (0.43%)
Bookham Inc (a)(b)                                                         7,968                           23,107
Kopin Corp (a)(b)                                                          9,702                           37,450
Mindspeed Technologies Inc (a)(b)                                          7,277                           14,335
Monolithic Power Systems Inc (a)(b)                                       20,612                          253,734
Skyworks Solutions Inc (a)                                                 3,176                           20,866
Supertex Inc (a)(b)                                                        1,100                           41,074
Zoran Corp (a)(b)                                                         57,377                          801,557
                                                                                            ----------------------
                                                                                                        1,192,123
                                                                                            ----------------------
Electronics - Military (0.01%)
EDO Corp (b)                                                               1,100                           25,542
                                                                                            ----------------------

Energy - Alternate Sources (0.05%)
FuelCell Energy Inc (a)(b)                                                20,700                          136,827
                                                                                            ----------------------

Engineering - Research & Development Services (1.01%)
EMCOR Group Inc (a)                                                          574                           32,959
Shaw Group Inc/The (a)(b)                                                 68,693                        2,319,076
URS Corp (a)                                                              10,600                          455,482
                                                                                            ----------------------
                                                                                                        2,807,517
                                                                                            ----------------------
Enterprise Software & Services (1.02%)
Hyperion Solutions Corp (a)                                               64,530                        2,724,457
Mantech International Corp (a)                                             3,400                          116,008
                                                                                            ----------------------
                                                                                                        2,840,465
                                                                                            ----------------------
Environmental Consulting & Engineering (0.99%)
Tetra Tech Inc (a)(b)                                                    153,258                        2,755,579
                                                                                            ----------------------

E-Services - Consulting (0.32%)
Digital Insight Corp (a)                                                  16,925                          658,213
WebSideStory Inc (a)(b)                                                   15,700                          224,667
                                                                                            ----------------------
                                                                                                          882,880
                                                                                            ----------------------
Finance - Consumer Loans (0.16%)
Ocwen Financial Corp (a)(b)                                                1,922                           27,062
World Acceptance Corp (a)(b)                                               9,223                          405,904
                                                                                            ----------------------
                                                                                                          432,966
                                                                                            ----------------------
Finance - Credit Card (0.14%)
CompuCredit Corp (a)(b)                                                   11,336                          401,181
                                                                                            ----------------------

Finance - Investment Banker & Broker (0.57%)
Friedman Billings Ramsey Group Inc (b)                                    58,899                          462,946
Investment Technology Group Inc (a)                                       18,420                          803,112
Piper Jaffray Cos (a)                                                      4,541                          313,057
                                                                                            ----------------------
                                                                                                        1,579,115
                                                                                            ----------------------
Finance - Leasing Company (0.61%)
Financial Federal Corp (b)                                                59,326                        1,696,724
                                                                                            ----------------------

Finance - Mortgage Loan/Banker (1.33%)
CharterMac                                                                   544                           11,489
Federal Agricultural Mortgage Corp                                           460                           12,774
IndyMac Bancorp Inc                                                       94,713                        3,683,389
                                                                                            ----------------------
                                                                                                        3,707,652
                                                                                            ----------------------
Finance - Other Services (0.18%)
Asset Acceptance Capital Corp (a)                                         16,300                          251,509

Finance - Other Services
Nasdaq Stock Market Inc/The (a)(b)                                         7,490                          255,259
                                                                                            ----------------------
                                                                                                          506,768
                                                                                            ----------------------
Financial Guarantee Insurance (0.13%)
Triad Guaranty Inc (a)(b)                                                  7,260                          373,890
                                                                                            ----------------------

Food - Miscellaneous/Diversified (1.89%)
Chiquita Brands International Inc (b)                                     33,993                          539,469
Corn Products International Inc                                           25,053                          858,065
Ralcorp Holdings Inc (a)(b)                                               70,079                        3,878,172
                                                                                            ----------------------
                                                                                                        5,275,706
                                                                                            ----------------------
Food - Retail (0.04%)
Ruddick Corp                                                               3,500                           97,300
                                                                                            ----------------------

Food - Wholesale & Distribution (0.10%)
Nash Finch Co (b)                                                          3,240                           93,571
Spartan Stores Inc                                                         8,150                          192,829
                                                                                            ----------------------
                                                                                                          286,400
                                                                                            ----------------------
Footwear & Related Apparel (1.94%)
Wolverine World Wide Inc (b)                                             175,896                        5,412,320
                                                                                            ----------------------

Funeral Services & Related Items (0.03%)
Stewart Enterprises Inc (b)                                               11,500                           81,765
                                                                                            ----------------------

Gas - Distribution (1.26%)
Energen Corp                                                               3,628                          167,904
New Jersey Resources Corp (b)                                              4,329                          201,731
Northwest Natural Gas Co                                                   2,555                          103,963
Peoples Energy Corp (b)                                                   23,722                        1,033,093
South Jersey Industries Inc (b)                                            3,760                          124,231
Southwest Gas Corp                                                         2,448                           96,084
WGL Holdings Inc (b)                                                      56,203                        1,777,701
                                                                                            ----------------------
                                                                                                        3,504,707
                                                                                            ----------------------
Golf (0.82%)
Callaway Golf Co (b)                                                     138,708                        2,291,456
                                                                                            ----------------------

Hazardous Waste Disposal (0.04%)
Clean Harbors Inc (a)(b)                                                   1,854                           99,449
                                                                                            ----------------------

Home Furnishings (0.06%)
Furniture Brands International Inc (b)                                    10,826                          180,469
                                                                                            ----------------------

Human Resources (0.39%)
Hudson Highland Group Inc (a)(b)                                          14,327                          226,223
Kelly Services Inc (b)                                                    20,830                          645,938
Kforce Inc (a)                                                             8,983                          128,098
Spherion Corp (a)                                                          9,201                           75,724
                                                                                            ----------------------
                                                                                                        1,075,983
                                                                                            ----------------------
Identification Systems - Development (0.03%)
Checkpoint Systems Inc (a)(b)                                              2,231                           41,920
Cogent Inc (a)(b)                                                          5,000                           52,750
                                                                                            ----------------------
                                                                                                           94,670
                                                                                            ----------------------
Instruments - Controls (0.05%)
Photon Dynamics Inc (a)                                                   12,400                          139,996
                                                                                            ----------------------


Instruments - Scientific (0.29%)
Varian Inc (a)                                                            14,925                          798,637
                                                                                            ----------------------

Insurance Brokers (0.90%)
Hilb Rogal & Hobbs Co (b)                                                 57,244                        2,418,559
USI Holdings Corp (a)                                                      5,393                           89,146
                                                                                            ----------------------
                                                                                                        2,507,705
                                                                                            ----------------------
Internet Application Software (0.09%)
Art Technology Group Inc (a)                                              37,500                           96,375
eResearch Technology Inc (a)                                                 437                            3,059
Lionbridge Technologies (a)(b)                                            22,000                          142,340
                                                                                            ----------------------
                                                                                                          241,774
                                                                                            ----------------------
Internet Content - Information & News (0.01%)
ProQuest Co (a)(b)                                                         2,600                           28,860
                                                                                            ----------------------

Internet Financial Services (0.02%)
Netbank Inc                                                               15,600                           58,812
                                                                                            ----------------------

Internet Incubators (0.07%)
CMGI Inc (a)                                                             149,500                          189,865
                                                                                            ----------------------

Internet Infrastructure Equipment (1.53%)
Avocent Corp (a)                                                         123,856                        4,277,986
                                                                                            ----------------------

Internet Security (0.04%)
Vasco Data Security International (a)(b)                                   7,347                          108,001
                                                                                            ----------------------

Internet Telephony (0.05%)
j2 Global Communications Inc (a)(b)                                        5,300                          140,344
                                                                                            ----------------------

Intimate Apparel (0.23%)
Warnaco Group Inc/The (a)                                                 23,052                          652,141
                                                                                            ----------------------

Investment Companies (0.03%)
Harris & Harris Group Inc (a)(b)                                           8,084                           89,409
                                                                                            ----------------------

Investment Management & Advisory Services (0.38%)
Affiliated Managers Group Inc (a)(b)                                       2,200                          245,080
GAMCO Investors Inc (b)                                                   10,868                          422,004
National Financial Partners Corp (b)                                       7,850                          385,435
                                                                                            ----------------------
                                                                                                        1,052,519
                                                                                            ----------------------
Lasers - Systems & Components (0.01%)
Ionatron Inc (a)(b)                                                        6,732                           34,737
                                                                                            ----------------------

Life & Health Insurance (1.36%)
American Equity Investment Life Holding Co (b)                                69                              884
Delphi Financial Group                                                    15,650                          617,236
Phoenix Cos Inc/The                                                       76,057                        1,143,137
Stancorp Financial Group Inc                                              37,469                        1,792,891
Universal American Financial Corp (a)                                     13,000                          245,050
                                                                                            ----------------------
                                                                                                        3,799,198
                                                                                            ----------------------
Machinery - Electrical (0.72%)
Regal-Beloit Corp                                                         40,079                        2,016,775
                                                                                            ----------------------

Machinery - Farm (0.39%)
AGCO Corp (a)(b)                                                          28,176                          957,139

Machinery - Farm
Gehl Co (a)(b)                                                             4,778                          127,811
                                                                                            ----------------------
                                                                                                        1,084,950
                                                                                            ----------------------
Machinery - General Industry (0.22%)
Albany International Corp (b)                                              2,900                           98,426
Gardner Denver Inc (a)                                                     9,685                          373,357
Wabtec Corp                                                                4,000                          128,080
                                                                                            ----------------------
                                                                                                          599,863
                                                                                            ----------------------
Machinery - Material Handling (0.28%)
Cascade Corp                                                              14,522                          780,122
                                                                                            ----------------------

Machinery - Print Trade (0.00%)
Presstek Inc (a)(b)                                                          100                              612
                                                                                            ----------------------

Medical - Drugs (1.10%)
Sciele Pharma Inc (a)(b)                                                 129,060                        3,065,175
                                                                                            ----------------------

Medical - Hospitals (2.19%)
LifePoint Hospitals Inc (a)(b)                                           119,609                        4,064,314
Triad Hospitals Inc (a)                                                   47,877                        2,034,772
                                                                                            ----------------------
                                                                                                        6,099,086
                                                                                            ----------------------
Medical - Nursing Homes (0.14%)
Genesis HealthCare Corp (a)(b)                                             1,250                           76,525
Kindred Healthcare Inc (a)(b)                                             10,800                          309,960
                                                                                            ----------------------
                                                                                                          386,485
                                                                                            ----------------------
Medical - Outpatient & Home Medical Care (0.97%)
Amsurg Corp (a)(b)                                                       108,243                        2,381,346
Res-Care Inc (a)                                                          18,814                          326,799
                                                                                            ----------------------
                                                                                                        2,708,145
                                                                                            ----------------------
Medical Imaging Systems (0.03%)
IRIS International Inc (a)(b)                                              7,243                           83,584
                                                                                            ----------------------

Medical Laboratory & Testing Service (0.29%)
Covance Inc (a)(b)                                                        12,894                          794,915
                                                                                            ----------------------

Medical Products (0.45%)
Mentor Corp (b)                                                           24,438                        1,246,094
                                                                                            ----------------------

Metal Products - Distribution (0.02%)
AM Castle & Co                                                             2,284                           57,100
                                                                                            ----------------------

Motion Pictures & Services (1.51%)
Macrovision Corp (a)(b)                                                  170,692                        4,221,213
                                                                                            ----------------------

Multi-Line Insurance (2.00%)
HCC Insurance Holdings Inc (b)                                           143,631                        4,481,287
Horace Mann Educators Corp                                                 8,200                          162,606
United Fire & Casualty Co (b)                                             27,746                          939,202
                                                                                            ----------------------
                                                                                                        5,583,095
                                                                                            ----------------------
Networking Products (1.99%)
Aeroflex Inc (a)                                                          19,880                          237,765
Anixter International Inc (a)(b)                                          88,788                        4,907,313
Black Box Corp                                                             4,694                          192,829
SafeNet Inc (a)(b)                                                         8,800                          220,088
                                                                                            ----------------------
                                                                                                        5,557,995
                                                                                            ----------------------

Non-Ferrous Metals (0.18%)
USEC Inc (b)                                                              37,827                          512,934
                                                                                            ----------------------

Non-Hazardous Waste Disposal (0.06%)
Casella Waste Systems Inc (a)(b)                                           4,588                           57,350
Waste Connections Inc (a)(b)                                               2,300                          100,211
                                                                                            ----------------------
                                                                                                          157,561
                                                                                            ----------------------
Office Automation & Equipment (0.36%)
IKON Office Solutions Inc                                                 68,292                        1,017,551
                                                                                            ----------------------

Office Supplies & Forms (0.04%)
ACCO Brands Corp (a)(b)                                                    4,800                          115,824
                                                                                            ----------------------

Oil - Field Services (2.17%)
Oil States International Inc (a)(b)                                      105,027                        3,026,878
SEACOR Holdings Inc (a)(b)                                                25,500                        2,581,365
Trico Marine Services Inc (a)                                              1,100                           35,783
Universal Compression Holdings Inc (a)                                     6,766                          408,937
                                                                                            ----------------------
                                                                                                        6,052,963
                                                                                            ----------------------
Oil & Gas Drilling (1.80%)
Bronco Drilling Co Inc (a)(b)                                                810                           12,855
Helmerich & Payne Inc                                                     96,795                        2,597,010
Pioneer Drilling Co (a)(b)                                               188,614                        2,389,739
Todco (a)(b)                                                                 400                           13,852
                                                                                            ----------------------
                                                                                                        5,013,456
                                                                                            ----------------------
Oil Company - Exploration & Production (0.30%)
ATP Oil & Gas Corp (a)(b)                                                    700                           29,106
Callon Petroleum Co (a)                                                       92                            1,277
Denbury Resources Inc (a)                                                  6,000                          166,200
Edge Petroleum Corp (a)(b)                                                   200                            2,962
Forest Oil Corp (a)(b)                                                     1,223                           39,038
RAM Energy Resources Inc (a)                                                 375                            1,706
Range Resources Corp (b)                                                  19,374                          594,588
                                                                                            ----------------------
                                                                                                          834,877
                                                                                            ----------------------
Oil Company - Integrated (0.02%)
Delek US Holdings Inc                                                        300                            5,106
Occidental Petroleum Corp                                                  1,354                           62,771
                                                                                            ----------------------
                                                                                                           67,877
                                                                                            ----------------------
Paper & Related Products (0.27%)
Bowater Inc (b)                                                            7,739                          211,816
Caraustar Industries Inc (a)(b)                                           22,929                          182,515
Glatfelter (b)                                                             2,722                           44,069
Wausau Paper Corp                                                         22,015                          313,494
                                                                                            ----------------------
                                                                                                          751,894
                                                                                            ----------------------
Poultry (0.16%)
Pilgrim's Pride Corp (b)                                                  13,719                          434,481
                                                                                            ----------------------

Power Converter & Supply Equipment (0.05%)
Capstone Turbine Corp (a)(b)                                             140,336                          129,109
                                                                                            ----------------------

Printing - Commercial (0.55%)
Bowne & Co Inc                                                            10,118                          152,175
Valassis Communications Inc (a)(b)                                        90,550                        1,391,753
                                                                                            ----------------------
                                                                                                        1,543,928
                                                                                            ----------------------

Private Corrections (0.32%)
Corrections Corp of America (a)                                           18,397                          896,302
                                                                                            ----------------------

Property & Casualty Insurance (2.83%)
Argonaut Group Inc (a)                                                     2,650                           88,881
First American Corp (b)                                                   44,700                        1,894,386
LandAmerica Financial Group Inc (b)                                        6,888                          434,357
Ohio Casualty Corp                                                        10,393                          307,009
Philadelphia Consolidated Holding Co (a)                                   6,700                          301,902
PMA Capital Corp (a)                                                      22,329                          209,000
ProAssurance Corp (a)                                                        800                           40,632
RLI Corp                                                                  32,265                        1,785,545
Selective Insurance Group (b)                                             39,388                        2,026,513
Stewart Information Services Corp (b)                                      1,800                           75,672
Tower Group Inc                                                            5,996                          201,466
Zenith National Insurance Corp                                            11,272                          515,130
                                                                                            ----------------------
                                                                                                        7,880,493
                                                                                            ----------------------
Publishing - Books (0.27%)
Scholastic Corp (a)                                                       21,020                          743,057
                                                                                            ----------------------

Quarrying (0.00%)
(none)                                                                       323                           10,023
                                                                                            ----------------------

Radio (0.06%)
Cox Radio Inc (a)                                                         11,550                          180,873
                                                                                            ----------------------

Real Estate Magagement & Services (0.34%)
Jones Lang LaSalle Inc                                                     9,180                          959,310
                                                                                            ----------------------

Real Estate Operator & Developer (0.09%)
Affordable Residential Communities LP (a)(b)                              22,276                          244,145
                                                                                            ----------------------

Recycling (0.14%)
Metal Management Inc (b)                                                   9,767                          400,838
                                                                                            ----------------------

Regional Banks (0.07%)
National City Corp                                                         5,470                          207,040
                                                                                            ----------------------

REITS - Diversified (0.15%)
Entertainment Properties Trust                                             2,800                          181,608
PS Business Parks Inc                                                      3,100                          233,151
                                                                                            ----------------------
                                                                                                          414,759
                                                                                            ----------------------
REITS - Healthcare (0.56%)
Omega Healthcare Investors Inc                                            23,400                          424,242
Senior Housing Properties Trust                                           30,037                          780,361
Universal Health Realty Income Trust                                       8,882                          359,188
                                                                                            ----------------------
                                                                                                        1,563,791
                                                                                            ----------------------
REITS - Hotels (0.52%)
Ashford Hospitality Trust Inc                                             23,700                          291,747
FelCor Lodging Trust Inc (b)                                              47,696                        1,052,651
Innkeepers USA Trust                                                       2,700                           44,253
LaSalle Hotel Properties                                                   1,290                           61,417
                                                                                            ----------------------
                                                                                                        1,450,068
                                                                                            ----------------------
REITS - Manufactured Homes (0.16%)
Equity Lifestyle Properties Inc                                            6,214                          343,199

REITS - Manufactured Homes
Sun Communities Inc (b)                                                    3,548                          112,153
                                                                                            ----------------------
                                                                                                          455,352
                                                                                            ----------------------
REITS - Mortgage (0.34%)
American Home Mortgage Investment Corp                                        40                            1,398
Anthracite Capital Inc                                                    16,090                          219,950
Anworth Mortgage Asset Corp (b)                                           53,594                          491,993
Luminent Mortgage Capital Inc (b)                                          7,900                           73,154
Redwood Trust Inc (b)                                                      2,600                          165,256
                                                                                            ----------------------
                                                                                                          951,751

                                                                                            ----------------------
REITS - Office Property (0.09%)
Alexandria Real Estate Equities Inc (b)                                    1,311                          142,060
Brandywine Realty Trust (b)                                                  935                           32,594
Highwoods Properties Inc                                                   1,800                           78,660
Republic Property Trust                                                      300                            3,435
                                                                                            ----------------------
                                                                                                          256,749
                                                                                            ----------------------
REITS - Regional Malls (0.12%)
Pennsylvania Real Estate Investment Trust (b)                              8,100                          345,870
                                                                                            ----------------------

REITS - Shopping Centers (0.04%)
Equity One Inc (b)                                                           600                           16,644
Tanger Factory Outlet Centers Inc                                          2,300                           93,380
                                                                                            ----------------------
                                                                                                          110,024
                                                                                            ----------------------
REITS - Single Tenant (0.02%)
Realty Income Corp                                                         1,977                           56,898
                                                                                            ----------------------

REITS - Storage (0.04%)
Sovran Self Storage Inc (b)                                                1,840                          110,400
                                                                                            ----------------------

REITS - Warehouse & Industrial (0.45%)
EastGroup Properties Inc (b)                                               1,190                           65,141
First Industrial Realty Trust Inc (b)                                     25,092                        1,185,848
                                                                                            ----------------------
                                                                                                        1,250,989
                                                                                            ----------------------
Rental - Auto & Equipment (1.58%)
Dollar Thrifty Automotive Group (a)(b)                                     7,100                          334,623
United Rentals Inc (a)(b)                                                158,202                        4,073,701
                                                                                            ----------------------
                                                                                                        4,408,324
                                                                                            ----------------------
Research & Development (0.05%)
PharmaNet Development Group Inc (a)(b)                                     6,450                          128,032
                                                                                            ----------------------

Resorts & Theme Parks (0.12%)
Bluegreen Corp (a)(b)                                                     26,222                          342,984
                                                                                            ----------------------

Retail - Apparel & Shoe (1.42%)
Brown Shoe Co Inc                                                            921                           50,056
Genesco Inc (a)(b)                                                         5,988                          235,867
New York & Co Inc (a)(b)                                                  18,348                          268,064
Pacific Sunwear Of California (a)(b)                                     160,284                        3,141,567
Stage Stores Inc                                                           7,954                          255,244
                                                                                            ----------------------
                                                                                                        3,950,798
                                                                                            ----------------------
Retail - Auto Parts (0.23%)
CSK Auto Corp (a)(b)                                                      39,054                          647,125
                                                                                            ----------------------

Retail - Automobile (0.57%)
Group 1 Automotive Inc                                                     9,500                          503,500
Lithia Motors Inc                                                         11,410                          327,923

Retail - Automobile
United Auto Group Inc (b)                                                 32,176                          771,259
                                                                                            ----------------------
                                                                                                        1,602,682
                                                                                            ----------------------
Retail - Computer Equipment (0.31%)
Insight Enterprises Inc (a)                                               42,533                          864,696
                                                                                            ----------------------

Retail - Convenience Store (0.05%)
Casey's General Stores Inc                                                 4,964                          126,681
                                                                                            ----------------------

Retail - Discount (0.36%)
Big Lots Inc (a)(b)                                                       38,801                        1,006,110
                                                                                            ----------------------

Retail - Drug Store (0.05%)
Longs Drug Stores Corp (b)                                                 3,488                          149,984
                                                                                            ----------------------

Retail - Hair Salons (0.30%)
Regis Corp                                                                19,952                          833,794
                                                                                            ----------------------

Retail - Home Furnishings (0.33%)
Cost Plus Inc (a)(b)                                                      18,400                          189,520
Pier 1 Imports Inc (b)                                                   106,162                          718,717
                                                                                            ----------------------
                                                                                                          908,237
                                                                                            ----------------------
Retail - Hypermarkets (0.08%)
Smart & Final Inc (a)                                                     12,472                          231,231
                                                                                            ----------------------

Retail - Jewelry (0.92%)
Zale Corp (a)(b)                                                          92,977                        2,558,727
                                                                                            ----------------------

Retail - Pawn Shops (0.15%)
First Cash Financial Services Inc (a)(b)                                  17,326                          406,814
                                                                                            ----------------------

Retail - Petroleum Products (0.01%)
World Fuel Services Corp (b)                                                 300                           13,755
                                                                                            ----------------------

Retail - Regional Department Store (0.32%)
Bon-Ton Stores Inc/The (b)                                                22,328                          814,972
Retail Ventures Inc (a)(b)                                                 3,900                           77,025
                                                                                            ----------------------
                                                                                                          891,997
                                                                                            ----------------------
Retail - Restaurants (2.40%)
CEC Entertainment Inc (a)                                                 75,718                        3,202,114
Domino's Pizza Inc                                                           500                           14,285
Landry's Restaurants Inc                                                     810                           24,260
O'Charleys Inc (a)(b)                                                     68,352                        1,451,796
Rare Hospitality International Inc (a)(b)                                 63,489                        2,002,443
                                                                                            ----------------------
                                                                                                        6,694,898
                                                                                            ----------------------
Retail - Sporting Goods (0.01%)
Big 5 Sporting Goods Corp                                                  1,001                           24,314
                                                                                            ----------------------

Retail - Video Rental (0.00%)
Blockbuster Inc (a)(b)                                                       100                              649
                                                                                            ----------------------

Rubber & Plastic Products (0.04%)
Myers Industries Inc                                                       6,660                          114,685
                                                                                            ----------------------

Savings & Loans - Thrifts (5.16%)
Astoria Financial Corp                                                    86,387                        2,556,192

Savings & Loans - Thrifts
BankAtlantic Bancorp Inc                                                   2,915                           38,711
Bankunited Financial Corp (b)                                             97,805                        2,698,440
First Niagara Financial Group Inc                                        184,800                        2,677,752
Flagstar Bancorp Inc (b)                                                 176,879                        2,566,514
MAF Bancorp Inc (b)                                                        6,000                          269,640
NewAlliance Bancshares Inc                                                16,100                          257,600
PFF Bancorp Inc (b)                                                       11,200                          379,344
Provident Financial Services Inc (b)                                      22,311                          406,060
Provident New York Bancorp                                                12,390                          180,522
Washington Federal Inc                                                   101,301                        2,349,170
Washington Mutual Inc - Warrants (a)                                       3,800                              551
                                                                                            ----------------------
                                                                                                       14,380,496
                                                                                            ----------------------
Semiconductor Component - Integrated Circuits (0.06%)
Exar Corp (a)                                                              4,552                           59,631
Genesis Microchip Inc (a)(b)                                               5,173                           40,919
Pericom Semiconductor Corp (a)(b)                                          2,400                           23,928
Standard Microsystems Corp (a)(b)                                          1,100                           30,690
                                                                                            ----------------------
                                                                                                          155,168
                                                                                            ----------------------
Semiconductor Equipment (2.39%)
Credence Systems Corp (a)(b)                                              27,368                          133,282
Entegris Inc (a)                                                          22,886                          245,567
MKS Instruments Inc (a)(b)                                               129,226                        2,826,173
Photronics Inc (a)                                                       166,024                        2,765,960
Tessera Technologies Inc (a)(b)                                            1,700                           65,008
Veeco Instruments Inc (a)(b)                                              33,319                          639,391
                                                                                            ----------------------
                                                                                                        6,675,381
                                                                                            ----------------------
Steel - Producers (0.15%)
AK Steel Holding Corp (a)(b)                                               5,565                          117,088
Schnitzer Steel Industries Inc                                             1,850                           71,225
Wheeling-Pittsburgh Corp (a)(b)                                            9,192                          225,296
                                                                                            ----------------------
                                                                                                          413,609
                                                                                            ----------------------
Sugar (0.05%)
Imperial Sugar Co (b)                                                      4,330                          134,879
                                                                                            ----------------------

Telecommunication Equipment (1.11%)
Adtran Inc                                                               123,856                        2,744,649
CommScope Inc (a)(b)                                                         400                           12,924
Plantronics Inc                                                            1,500                           29,550
Utstarcom Inc (a)(b)                                                      34,435                          304,061
                                                                                            ----------------------
                                                                                                        3,091,184
                                                                                            ----------------------
Telecommunication Services (0.23%)
Consolidated Communications Holdings Inc                                   6,075                          133,953
FiberTower Corp (a)                                                       10,560                           55,229
Iowa Telecommunications Services Inc (b)                                  18,398                          369,800
Lightbridge Inc (a)(b)                                                     1,800                           28,890
Vonage Holdings Corp (a)(b)                                                8,300                           47,144
                                                                                            ----------------------
                                                                                                          635,016
                                                                                            ----------------------
Telephone - Integrated (0.17%)
Alaska Communications Systems Group Inc (b)                               13,814                          223,234
Cincinnati Bell Inc (a)                                                   42,290                          205,530
CT Communications Inc                                                      1,200                           29,316
Windstream Corp                                                              200                            2,976
                                                                                            ----------------------
                                                                                                          461,056
                                                                                            ----------------------
Television (0.11%)
Lin TV Corp (a)                                                           28,298                          310,995
                                                                                            ----------------------

Textile - Apparel (0.01%)
Perry Ellis International Inc (a)(b)                                       1,284                           38,636
                                                                                            ----------------------

Therapeutics (0.00%)
Anadys Pharmaceuticals Inc (a)                                             1,822                            8,800
                                                                                            ----------------------

Tobacco (0.39%)
Universal Corp/Richmond VA                                                22,377                        1,081,480
                                                                                            ----------------------

Transport - Air Freight (0.11%)
ABX Air Inc (a)(b)                                                        22,722                          155,191
EGL Inc (a)(b)                                                             3,748                          142,837
                                                                                            ----------------------
                                                                                                          298,028
                                                                                            ----------------------
Transport - Equipment & Leasing (1.54%)
GATX Corp (b)                                                             94,260                        4,298,256
                                                                                            ----------------------

Transport - Services (0.26%)
Laidlaw International Inc                                                 24,558                          729,618
                                                                                            ----------------------

Transport - Truck (0.93%)
Arkansas Best Corp                                                            26                              994
Heartland Express Inc (b)                                                144,672                        2,449,297
Saia Inc (a)(b)                                                            5,006                          133,410
                                                                                            ----------------------
                                                                                                        2,583,701
                                                                                            ----------------------
Travel Services (0.02%)
Ambassadors International Inc (b)                                          1,597                           69,358
                                                                                            ----------------------

Water (0.03%)
California Water Service Group                                             2,438                           96,935
                                                                                            ----------------------

Wire & Cable Products (1.97%)
Belden CDT Inc (b)                                                       120,185                        5,198,001
General Cable Corp (a)                                                     6,958                          300,099
                                                                                            ----------------------
                                                                                                        5,498,100
                                                                                            ----------------------
Wireless Equipment (0.03%)
Powerwave Technologies Inc (a)(b)                                         13,700                           80,008
Wireless Facilities Inc (a)                                                2,956                            6,947
                                                                                            ----------------------
                                                                                                           86,955
                                                                                            ----------------------
TOTAL COMMON STOCKS                                                                      $            275,989,843
                                                                                            ----------------------
MONEY MARKET FUNDS (27.07%)
Money Center Banks (27.07%)
BNY Institutional Cash Reserve Fund (c)                               75,529,000                       75,529,000
                                                                                            ----------------------
TOTAL MONEY MARKET FUNDS                                                                 $             75,529,000
                                                                                            ----------------------
Total Investments                                                                        $            351,518,843
Liabilities in Excess of Other Assets, Net - (26.01)%                                                (72,567,652)
                                                                                            ----------------------
TOTAL NET ASSETS - 100.00%                                                               $            278,951,191
                                                                                            ======================
                                                                                            ----------------------

                                                                                            ======================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $             58,734,727
Unrealized Depreciation                                      (7,610,695)

                                                   ----------------------
Net Unrealized Appreciation (Depreciation)                    51,124,032
Cost for federal income tax purposes                         300,394,811


Portfolio Summary (unaudited)
-------------------------------------------------- ----------------------
Sector                                                           Percent
-------------------------------------------------- ----------------------
Financial                                                         50.03%
Consumer, Cyclical                                                18.19%
Industrial                                                        17.15%
Consumer, Non-cyclical                                            15.30%
Technology                                                         6.75%
Communications                                                     6.35%
Utilities                                                          4.89%
Energy                                                             4.34%
Basic Materials                                                    2.90%
Diversified                                                        0.11%
Liabilities in Excess of Other Assets, Net                     (-26.01%)
                                                   ----------------------
TOTAL NET ASSETS                                                 100.00%
                                                   ======================


Schedule of Investments
January 31, 2007 (unaudited)
Partners SmallCap Value Fund I
                                                                       Shares
                                                                        Held                        Value
                                                                     ----------- ---------- ----------------------
COMMON STOCKS (98.21%)
Advanced Materials & Products (0.07%)
Ceradyne Inc (a)(b)                                                       6,400          $                346,112
                                                                                            ----------------------

Aerospace & Defense (0.28%)
Armor Holdings Inc (a)(b)                                                12,100                           732,050
Esterline Technologies Corp (b)                                          16,300                           651,511
                                                                                            ----------------------
                                                                                                        1,383,561
                                                                                            ----------------------
Aerospace & Defense Equipment (1.07%)
AAR Corp (a)(b)                                                           7,900                           235,341
Curtiss-Wright Corp                                                      28,700                         1,095,766
Heico Corp (a)                                                            2,600                            95,264
Kaman Corp                                                               29,400                           670,026
Moog Inc (a)(b)                                                          35,650                         1,389,993
Orbital Sciences Corp (a)(b)                                             71,100                         1,212,966
Triumph Group Inc (a)                                                    11,300                           635,060
                                                                                            ----------------------
                                                                                                        5,334,416
                                                                                            ----------------------
Agricultural Chemicals (0.55%)
CF Industries Holdings Inc                                               73,200                         2,232,600
UAP Holding Corp                                                         20,100                           503,505
                                                                                            ----------------------
                                                                                                        2,736,105
                                                                                            ----------------------
Agricultural Operations (0.08%)
Delta & Pine Land Co                                                      9,600                           390,720
                                                                                            ----------------------

Airlines (0.99%)
Alaska Air Group Inc (a)(b)                                              18,300                           784,155
Continental Airlines Inc (a)(b)                                          20,400                           846,396
ExpressJet Holdings Inc (a)(b)                                           57,900                           452,199
Republic Airways Holdings Inc (b)                                        25,600                           489,472
Skywest Inc (a)                                                          86,400                         2,344,896
                                                                                            ----------------------
                                                                                                        4,917,118
                                                                                            ----------------------
Apparel Manufacturers (1.09%)
Carter's Inc (a)(b)                                                      25,300                           642,620
Hartmarx Corp (b)                                                        72,700                           507,446
Kellwood Co (a)                                                          18,100                           593,680
Maidenform Brands Inc (b)                                                29,000                           580,580
Oxford Industries Inc                                                     2,200                           105,138
Phillips-Van Heusen                                                      46,800                         2,581,020
Quiksilver Inc (a)(b)                                                    31,100                           441,931
                                                                                            ----------------------
                                                                                                        5,452,415
                                                                                            ----------------------
Applications Software (0.34%)
American Reprographics Co (b)                                            18,700                           585,684
Mapinfo Corp (b)                                                         39,900                           544,635
Progress Software Corp (b)                                               13,000                           369,330
Quest Software Inc (a)(b)                                                13,900                           207,527
                                                                                            ----------------------
                                                                                                        1,707,176
                                                                                            ----------------------
Auto/Truck Parts & Equipment - Original (0.88%)
American Axle & Manufacturing Holdings (a)                               11,600                           241,048
ArvinMeritor Inc                                                         64,400                         1,239,700
Keystone Automotive Industries Inc (a)(b)                                 6,900                           247,365
Lear Corp (a)                                                             7,200                           243,792
Modine Manufacturing Co                                                  20,400                           533,664
Auto/Truck Parts & Equipment - Original
Tenneco Inc (b)                                                          42,000                           976,500
TRW Automotive Holdings Corp (b)                                         26,600                           695,590
Visteon Corp (a)(b)                                                      27,300                           218,400
                                                                                            ----------------------
                                                                                                        4,396,059
                                                                                            ----------------------
Auto/Truck Parts & Equipment - Replacement (0.31%)
Aftermarket Technology Corp (a)(b)                                       71,400                         1,539,384
                                                                                            ----------------------

B2B - E-Commerce (0.22%)
Ariba Inc (a)(b)                                                         44,200                           411,060
webMethods Inc (a)(b)                                                    92,300                           695,019
                                                                                            ----------------------
                                                                                                        1,106,079
                                                                                            ----------------------
Batteries & Battery Systems (0.26%)
Greatbatch Inc (a)(b)                                                    44,500                         1,307,855
                                                                                            ----------------------

Building - Heavy Construction (0.54%)
Granite Construction Inc                                                 23,600                         1,264,016
Washington Group International Inc (a)(b)                                25,400                         1,451,102
                                                                                            ----------------------
                                                                                                        2,715,118
                                                                                            ----------------------
Building - Maintenance & Service (0.18%)
ABM Industries Inc                                                       33,900                           875,976
                                                                                            ----------------------

Building - Residential & Commercial (0.05%)
WCI Communities Inc (a)(b)                                               11,300                           244,645
                                                                                            ----------------------

Building & Construction - Miscellaneous (0.03%)
Builders FirstSource Inc (b)                                              7,200                           130,608
                                                                                            ----------------------

Building & Construction Products - Miscellaneous (0.17%)
NCI Building Systems Inc (a)(b)                                          14,600                           831,032
                                                                                            ----------------------

Building Products - Air & Heating (0.19%)
Comfort Systems USA Inc                                                  77,500                           947,050
                                                                                            ----------------------

Building Products - Cement & Aggregate (0.13%)
Eagle Materials Inc (a)                                                  12,800                           632,192
                                                                                            ----------------------

Building Products - Doors & Windows (0.06%)
Apogee Enterprises Inc                                                   15,000                           285,450
                                                                                            ----------------------

Building Products - Light Fixtures (0.10%)
Genlyte Group Inc (a)(b)                                                  6,900                           522,813
                                                                                            ----------------------

Building Products - Wood (0.17%)
Universal Forest Products Inc                                            17,800                           870,420
                                                                                            ----------------------

Cable TV (0.41%)
Charter Communications Inc (a)(b)                                       283,000                           990,500
Lodgenet Entertainment Corp (a)(b)                                       39,100                         1,063,129
                                                                                            ----------------------
                                                                                                        2,053,629
                                                                                            ----------------------
Capacitors (0.02%)
Kemet Corp (a)(b)                                                        16,300                           122,902
                                                                                            ----------------------

Casino Hotels (0.13%)
Ameristar Casinos Inc                                                     2,900                            88,508

Casino Hotels
Monarch Casino & Resort Inc (b)                                          21,900                           550,347
                                                                                            ----------------------
                                                                                                          638,855
                                                                                            ----------------------
Cellular Telecommunications (0.13%)
Centennial Communications Corp (b)                                       18,900                           144,963
Dobson Communications Corp (a)(b)                                        49,600                           480,624
                                                                                            ----------------------
                                                                                                          625,587
                                                                                            ----------------------
Chemicals - Diversified (0.58%)
FMC Corp                                                                  4,300                           334,755
Georgia Gulf Corp (a)                                                    28,200                           586,842
Innospec Inc                                                              8,800                           470,800
Pioneer Cos Inc (b)                                                      15,700                           470,058
Rockwood Holdings Inc (b)                                                21,000                           556,500
Westlake Chemical Corp (a)                                               13,500                           447,930
                                                                                            ----------------------
                                                                                                        2,866,885
                                                                                            ----------------------
Chemicals - Plastics (0.25%)
PolyOne Corp (b)                                                         66,600                           488,178
Spartech Corp                                                            26,500                           742,530
                                                                                            ----------------------
                                                                                                        1,230,708
                                                                                            ----------------------
Chemicals - Specialty (1.44%)
Arch Chemicals Inc                                                       16,600                           559,918
HB Fuller Co                                                            103,100                         2,667,197
Hercules Inc (b)                                                         64,200                         1,258,962
Minerals Technologies Inc                                                 6,200                           360,034
NewMarket Corp                                                            5,800                           323,060
OM Group Inc (b)                                                          9,800                           478,828
Sensient Technologies Corp                                               38,700                           955,116
WR Grace & Co (a)(b)                                                     26,800                           581,560
                                                                                            ----------------------
                                                                                                        7,184,675
                                                                                            ----------------------
Circuit Boards (0.08%)
Park Electrochemical Corp                                                 7,900                           210,851
TTM Technologies Inc (a)(b)                                              18,500                           198,135
                                                                                            ----------------------
                                                                                                          408,986
                                                                                            ----------------------
Collectibles (0.12%)
RC2 Corp (b)                                                             15,600                           616,356
                                                                                            ----------------------

Commercial Banks (10.47%)
1st Source Corp                                                          20,370                           588,082
Amcore Financial Inc (a)                                                  9,900                           334,323
AmericanWest Bancorp (a)                                                  7,300                           164,323
Ameris Bancorp (a)                                                       11,660                           300,711
Bancfirst Corp                                                            6,500                           316,355
Bancorp Inc/Wilmington DE (a)(b)                                         12,700                           333,629
Bank of Granite Corp                                                     15,775                           297,990
Banner Corp                                                               4,800                           205,632
Camden National Corp                                                      6,400                           288,000
Capital Corp of the West (a)                                              1,440                            44,496
Capitol Bancorp Ltd (a)                                                   9,400                           403,260
Cardinal Financial Corp                                                  25,400                           256,540
Cascade Bancorp (a)                                                      12,800                           337,024
Cathay General Bancorp                                                    9,700                           336,202
Central Pacific Financial Corp (a)                                       28,700                         1,121,596
Chemical Financial Corp (a)                                              13,156                           392,049
Chittenden Corp                                                          18,100                           551,326
Citizens Banking Corp                                                    42,774                         1,048,391
City Bank/Lynnwood WA (a)                                                 9,050                           307,700
City Holding Co                                                          23,600                           946,360

Commercial Banks
Colonial BancGroup Inc/The                                               39,200                           961,968
Columbia Bancorp/OR                                                       1,200                            29,856
Columbia Banking System Inc                                              10,935                           372,993
Community Bancorp/NV (a)(b)                                              11,700                           391,599
Community Bank System Inc (a)                                            13,000                           294,580
Community Trust Bancorp Inc (a)                                          15,887                           621,182
Corus Bankshares Inc (a)                                                104,100                         2,217,330
Cullen/Frost Bankers Inc                                                 14,200                           760,126
CVB Financial Corp                                                       34,610                           432,625
East West Bancorp Inc                                                    28,800                         1,105,920
Farmers Capital Bank Corp                                                 3,600                           121,464
First Bancorp/Puerto Rico (a)                                            46,000                           491,280
First Charter Corp                                                       27,400                           658,970
First Citizens BancShares Inc/NC                                          2,500                           512,475
First Community Bancorp Inc/CA                                           23,500                         1,252,550
First Community Bancshares Inc/VA                                         8,900                           361,696
First Regional Bancorp/Los Angeles CA (a)(b)                              6,000                           205,080
First Republic Bank/San Francisco CA (a)                                 21,450                         1,152,294
FNB Corp/PA                                                              34,100                           599,819
FNB Corp/VA                                                               7,500                           298,425
Fremont General Corp (a)                                                 37,500                           510,000
Great Southern Bancorp Inc (a)                                            8,600                           251,808
Greater Bay Bancorp                                                      73,300                         2,048,002
Greene County Bancshares Inc (a)                                          3,700                           135,827
Hanmi Financial Corp                                                    127,400                         2,609,152
Heartland Financial USA Inc (a)                                           5,300                           151,527
Heritage Commerce Corp (a)                                                2,700                            70,335
Horizon Financial Corp                                                    5,575                           138,706
IBERIABANK Corp                                                          26,175                         1,508,989
Independent Bank Corp/MI                                                 28,906                           637,955
Independent Bank Corp/Rockland MA (a)                                    25,000                           804,000
Integra Bank Corp (a)                                                    13,900                           344,303
Intervest Bancshares Corp (b)                                            10,200                           309,570
Irwin Financial Corp (a)                                                 50,500                         1,102,415
ITLA Capital Corp (a)                                                     3,500                           212,625
Lakeland Financial Corp (a)                                               3,200                            79,136
MainSource Financial Group Inc (a)                                       15,552                           264,384
MB Financial Inc                                                          6,000                           221,520
MBT Financial Corp (a)                                                    6,100                            86,559
Mercantile Bank Corp                                                      5,731                           200,241
Mid-State Bancshares (a)                                                 13,700                           502,242
Nara Bancorp Inc                                                         20,100                           394,563
National Penn Bancshares Inc                                             16,968                           318,998
Old Second Bancorp Inc (a)                                                  100                             2,893
Oriental Financial Group (a)                                             18,970                           243,195
Pacific Capital Bancorp                                                  27,800                           888,488
Peoples Bancorp Inc/OH                                                    9,830                           285,168
Prosperity Bancshares Inc (a)                                            11,400                           399,000
Provident Bankshares Corp                                                23,800                           843,472
Renasant Corp                                                            11,750                           333,583
Republic Bancorp Inc/KY                                                   2,627                            62,286
R-G Financial Corp (a)                                                   53,500                           402,320
Royal Bancshares of Pennsylvania                                            781                            20,517
Santander BanCorp                                                         2,200                            40,700
SCBT Financial Corp                                                         940                            35,842
Security Bank Corp/GA (a)                                                 9,800                           214,914
Sierra Bancorp                                                              900                            27,117
Simmons First National Corp                                              16,000                           491,840
Southwest Bancorp Inc/Stillwater OK                                      40,300                         1,073,592
Commercial Banks
Sterling Bancshares Inc/TX                                              173,700                         2,093,085
Sterling Financial Corp/PA (a)                                           15,887                           363,177
Sterling Financial Corp/WA                                               76,993                         2,553,858
SVB Financial Group (a)(b)                                               25,900                         1,208,235
Taylor Capital Group Inc (a)                                              9,700                           368,309
Trico Bancshares (a)                                                      9,400                           253,424
UMB Financial Corp (a)                                                   17,100                           625,347
Umpqua Holdings Corp (a)                                                 42,181                         1,200,049
Union Bankshares Corp/VA (a)                                              5,300                           153,223
United Bankshares Inc                                                     7,700                           281,204
United Community Banks Inc/GA                                            19,300                           630,338
W Holding Co Inc                                                         69,646                           366,338
West Coast Bancorp/OR (a)                                                35,800                         1,195,362
Whitney Holding Corp                                                     36,900                         1,167,516
                                                                                            ----------------------
                                                                                                       52,143,470

                                                                                            ----------------------
Commercial Services (0.50%)
Arbitron Inc (a)                                                          3,400                           157,658
First Advantage Corp (a)(b)                                              22,200                           501,720
Startek Inc                                                               4,800                            49,248
TeleTech Holdings Inc (a)(b)                                             36,900                           994,455
Vertrue Inc (a)(b)                                                       16,700                           776,383
                                                                                            ----------------------
                                                                                                        2,479,464
                                                                                            ----------------------
Commercial Services - Finance (0.66%)
CBIZ Inc (a)(b)                                                          86,100                           576,870
Deluxe Corp                                                              74,200                         2,220,064
Dollar Financial Corp (a)(b)                                             14,684                           470,329
                                                                                            ----------------------
                                                                                                        3,267,263
                                                                                            ----------------------
Communications Software (0.40%)
Avid Technology Inc (a)(b)                                               13,300                           492,100
Digi International Inc (a)(b)                                            43,000                           534,060
Inter-Tel Inc                                                            43,400                           982,142
                                                                                            ----------------------
                                                                                                        2,008,302
                                                                                            ----------------------
Computer Aided Design (0.18%)
Aspen Technology Inc (b)                                                 30,000                           307,500
Parametric Technology Corp (b)                                           30,040                           595,393
                                                                                            ----------------------
                                                                                                          902,893
                                                                                            ----------------------
Computer Services (0.61%)
Ciber Inc (b)                                                            37,000                           254,560
Covansys Corp (b)                                                        47,700                         1,076,589
Perot Systems Corp (b)                                                   59,600                           973,864
SI International Inc (b)                                                  5,800                           167,330
SYKES Enterprises Inc (a)(b)                                             16,300                           238,143
Tyler Technologies Inc (a)(b)                                            22,200                           308,580
                                                                                            ----------------------
                                                                                                        3,019,066
                                                                                            ----------------------
Computers (0.19%)
Gateway Inc (a)(b)                                                       41,800                            85,690
Palm Inc (a)(b)                                                          60,642                           838,679
                                                                                            ----------------------
                                                                                                          924,369

                                                                                            ----------------------
Computers - Integrated Systems (1.12%)
Agilysys Inc                                                             55,500                         1,051,725
Brocade Communications Systems Inc (a)(b)                               256,300                         2,199,054
Kronos Inc/MA (a)(b)                                                     22,700                           862,600
MTS Systems Corp                                                         15,700                           671,489
Radisys Corp (a)(b)                                                      46,200                           776,622
                                                                                            ----------------------
                                                                                                        5,561,490
                                                                                            ----------------------

Computers - Memory Devices (0.39%)
Hutchinson Technology Inc (a)(b)                                         10,800                           239,976
Imation Corp (a)                                                         18,600                           809,286
Komag Inc (a)(b)                                                         10,600                           361,672
Quantum Corp (b)                                                        183,300                           456,417
Silicon Storage Technology Inc (b)                                       16,300                            81,174
                                                                                            ----------------------
                                                                                                        1,948,525
                                                                                            ----------------------
Computers - Peripheral Equipment (0.15%)
Electronics for Imaging (a)(b)                                           31,500                           726,075
                                                                                            ----------------------

Computers - Voice Recognition (0.06%)
Talx Corp (a)                                                             9,400                           299,484
                                                                                            ----------------------

Consulting Services (0.69%)
BearingPoint Inc (a)(b)                                                 122,800                           983,628
Clark Inc                                                                 7,600                           125,552
CRA International Inc (a)(b)                                                700                            37,744
FTI Consulting Inc (a)(b)                                                21,800                           597,538
Gartner Inc (a)(b)                                                       29,600                           647,056
MAXIMUS Inc                                                              15,800                           476,370
Watson Wyatt Worldwide Inc                                               12,700                           562,483
                                                                                            ----------------------
                                                                                                        3,430,371
                                                                                            ----------------------
Consumer Products - Miscellaneous (0.84%)
Prestige Brands Holdings Inc (a)(b)                                      69,500                           883,345
Spectrum Brands Inc (a)(b)                                               10,800                           130,680
Tupperware Brands Corp (a)                                              127,400                         2,972,242
Yankee Candle Co Inc                                                      5,400                           187,002
                                                                                            ----------------------
                                                                                                        4,173,269
                                                                                            ----------------------
Containers - Metal & Glass (1.27%)
Greif Inc                                                                28,300                         3,234,973
Silgan Holdings Inc                                                      65,900                         3,086,097
                                                                                            ----------------------
                                                                                                        6,321,070
                                                                                            ----------------------
Cosmetics & Toiletries (0.39%)
Chattem Inc (a)(b)                                                        9,700                           557,168
Elizabeth Arden Inc (a)(b)                                               73,300                         1,385,370
                                                                                            ----------------------
                                                                                                        1,942,538
                                                                                            ----------------------
Data Processing & Management (0.10%)
CSG Systems International Inc (a)(b)                                     17,000                           426,360
infoUSA Inc                                                               5,400                            64,854
                                                                                            ----------------------
                                                                                                          491,214
                                                                                            ----------------------
Decision Support Software (0.13%)
QAD Inc                                                                   6,600                            53,460
SPSS Inc (a)(b)                                                          19,500                           604,890
                                                                                            ----------------------
                                                                                                          658,350
                                                                                            ----------------------
Diagnostic Kits (0.05%)
Biosite Inc (a)(b)                                                        4,900                           264,012
                                                                                            ----------------------

Disposable Medical Products (0.02%)
ICU Medical Inc (a)(b)                                                    3,000                           118,350
                                                                                            ----------------------

Distribution & Wholesale (0.64%)
Building Materials Holding Corp (a)                                      62,000                         1,477,460
United Stationers Inc (a)(b)                                             27,100                         1,381,016
Watsco Inc                                                                6,800                           346,936
                                                                                            ----------------------
                                                                                                        3,205,412
                                                                                            ----------------------

Diversified Manufacturing Operations (1.76%)
Actuant Corp (a)                                                          9,100                           453,089
Acuity Brands Inc                                                        23,700                         1,374,837
Ameron International Corp                                                 6,700                           540,489
AO Smith Corp                                                            28,300                         1,085,305
Barnes Group Inc (a)                                                     58,300                         1,248,786
EnPro Industries Inc (a)(b)                                              89,800                         2,967,890
Federal Signal Corp                                                      56,500                           927,730
Jacuzzi Brands Inc (b)                                                   13,900                           172,777
                                                                                            ----------------------
                                                                                                        8,770,903
                                                                                            ----------------------
Diversified Operations & Commercial Services (0.22%)
Viad Corp                                                                17,500                           733,950
Volt Information Sciences Inc (a)(b)                                     10,050                           355,368
                                                                                            ----------------------
                                                                                                        1,089,318
                                                                                            ----------------------
E-Commerce - Products (0.12%)
FTD Group Inc (a)                                                        31,200                           575,952
                                                                                            ----------------------

Electric - Integrated (3.44%)
Allete Inc                                                               13,200                           634,788
Avista Corp                                                              71,800                         1,805,770
Black Hills Corp (a)                                                      5,100                           189,057
CH Energy Group Inc                                                       9,300                           474,672
Cleco Corp                                                               29,200                           745,768
El Paso Electric Co (b)                                                  67,900                         1,649,970
Empire District Electric Co/The (a)                                      33,000                           785,730
Great Plains Energy Inc                                                  26,600                           833,378
Idacorp Inc                                                              40,700                         1,503,865
PNM Resources Inc                                                        85,200                         2,596,896
UIL Holdings Corp (a)                                                    14,066                           545,901
Unisource Energy Corp (a)                                                61,400                         2,303,728
Westar Energy Inc (a)                                                   114,800                         3,049,088
                                                                                            ----------------------
                                                                                                       17,118,611
                                                                                            ----------------------
Electronic Components - Miscellaneous (0.57%)
Bel Fuse Inc (a)                                                          9,400                           305,312
Benchmark Electronics Inc (b)                                            35,325                           800,111
CTS Corp (a)                                                             62,000                           961,000
Methode Electronics Inc                                                  39,900                           439,299
Plexus Corp (a)(b)                                                        7,000                           117,600
Technitrol Inc (a)                                                        8,700                           191,574
                                                                                            ----------------------
                                                                                                        2,814,896
                                                                                            ----------------------
Electronic Components - Semiconductors (0.55%)
Actel Corp (a)(b)                                                        11,400                           203,604
AMIS Holdings Inc (a)(b)                                                 23,700                           245,058
Amkor Technology Inc (a)(b)                                              41,300                           434,889
Applied Micro Circuits Corp (b)                                          84,700                           291,368
Conexant Systems Inc (a)(b)                                              12,100                            22,506
DSP Group Inc (b)                                                        11,400                           239,172
Kopin Corp (b)                                                            4,400                            16,984
Lattice Semiconductor Corp (a)(b)                                        31,400                           184,004
Omnivision Technologies Inc (a)(b)                                       39,200                           452,368
ON Semiconductor Corp (a)(b)                                             34,100                           285,076
Skyworks Solutions Inc (a)(b)                                            28,000                           183,960
Zoran Corp (a)(b)                                                        14,000                           195,580
                                                                                            ----------------------
                                                                                                        2,754,569
                                                                                            ----------------------
Electronic Design Automation (0.20%)
Magma Design Automation Inc (a)(b)                                       19,100                           162,350

Electronic Design Automation
Mentor Graphics Corp (a)(b)                                              44,900                           835,140
                                                                                            ----------------------
                                                                                                          997,490
                                                                                            ----------------------
Electronic Measurement Instruments (0.40%)
Itron Inc (a)(b)                                                         13,600                           783,904
Molecular Devices Corp (a)(b)                                            17,800                           626,204
Zygo Corp (b)                                                            38,000                           583,300
                                                                                            ----------------------
                                                                                                        1,993,408
                                                                                            ----------------------
Engineering - Research & Development Services (0.34%)
EMCOR Group Inc (b)                                                       3,300                           189,486
Shaw Group Inc/The (a)(b)                                                18,300                           617,808
URS Corp (b)                                                             20,450                           878,737
                                                                                            ----------------------
                                                                                                        1,686,031
                                                                                            ----------------------
Engines - Internal Combustion (0.21%)
Briggs & Stratton Corp (a)                                               34,900                         1,034,436
                                                                                            ----------------------

Enterprise Software & Services (0.57%)
Lawson Software Inc (a)(b)                                               37,100                           278,621
Mantech International Corp (b)                                            9,400                           320,728
Packeteer Inc (b)                                                        43,000                           576,200
Sybase Inc (a)(b)                                                        63,100                         1,633,659
SYNNEX Corp (a)(b)                                                        1,400                            26,880
                                                                                            ----------------------
                                                                                                        2,836,088
                                                                                            ----------------------
Environmental Consulting & Engineering (0.01%)
Tetra Tech Inc (b)                                                        1,900                            34,162
                                                                                            ----------------------

Fiduciary Banks (0.32%)
Boston Private Financial Holdings Inc                                    16,400                           474,288
Wilmington Trust Corp                                                    27,300                         1,144,689
                                                                                            ----------------------
                                                                                                        1,618,977
                                                                                            ----------------------
Finance - Consumer Loans (0.55%)
Asta Funding Inc (a)                                                     28,200                           908,604
Ocwen Financial Corp (a)(b)                                              26,700                           375,936
World Acceptance Corp (a)(b)                                             33,200                         1,461,132
                                                                                            ----------------------
                                                                                                        2,745,672
                                                                                            ----------------------
Finance - Credit Card (0.38%)
Advanta Corp - B Shares (a)                                              20,200                           937,482
CompuCredit Corp (a)(b)                                                  26,800                           948,452
                                                                                            ----------------------
                                                                                                        1,885,934
                                                                                            ----------------------
Finance - Investment Banker & Broker (0.97%)
Greenhill & Co Inc (a)                                                      500                            37,465
Investment Technology Group Inc (b)                                      31,400                         1,369,040
Knight Capital Group Inc (a)(b)                                         143,100                         2,585,817
Piper Jaffray Cos (a)(b)                                                  5,500                           379,170
SWS Group Inc                                                            18,000                           454,140
                                                                                            ----------------------
                                                                                                        4,825,632
                                                                                            ----------------------
Finance - Leasing Company (0.15%)
Financial Federal Corp (a)                                               17,000                           486,200
Marlin Business Services Corp (a)(b)                                     11,400                           267,102
                                                                                            ----------------------
                                                                                                          753,302
                                                                                            ----------------------
Finance - Mortgage Loan/Banker (0.19%)
Accredited Home Lenders Holding Co (a)(b)                                12,300                           341,571
CharterMac (a)                                                           19,100                           403,392
Doral Financial Corp (a)                                                 24,500                            63,455
Federal Agricultural Mortgage Corp                                        4,600                           127,742
                                                                                            ----------------------
                                                                                                          936,160

                                                                                            ----------------------

                                                                                            ----------------------
Finance - Other Services (0.00%)
eSpeed Inc (a)(b)                                                         1,400                            11,200
                                                                                            ----------------------

Food - Baking (0.37%)
Flowers Foods Inc (a)                                                    65,575                         1,843,969
                                                                                            ----------------------

Food - Canned (0.15%)
TreeHouse Foods Inc (b)                                                  25,100                           748,231
                                                                                            ----------------------

Food - Meat Products (0.01%)
Premium Standard Farms Inc                                                3,700                            70,374
                                                                                            ----------------------

Food - Miscellaneous/Diversified (0.42%)
Chiquita Brands International Inc (a)                                    42,400                           672,888
J&J Snack Foods Corp (a)                                                  8,500                           350,880
Ralcorp Holdings Inc (a)(b)                                              19,500                         1,079,130
                                                                                            ----------------------
                                                                                                        2,102,898

                                                                                            ----------------------
Food - Retail (0.03%)
Ruddick Corp (a)                                                          5,800                           161,240
                                                                                            ----------------------

Food - Wholesale & Distribution (0.32%)
Nash Finch Co (a)                                                         5,800                           167,504
Performance Food Group Co (b)                                            14,100                           418,206
Spartan Stores Inc (a)                                                   43,600                         1,031,576
                                                                                            ----------------------
                                                                                                        1,617,286
                                                                                            ----------------------
Footwear & Related Apparel (0.37%)
Deckers Outdoor Corp (b)                                                  4,300                           250,733
Skechers U.S.A. Inc (a)(b)                                               25,500                           903,720
Wolverine World Wide Inc                                                 22,900                           704,633
                                                                                            ----------------------
                                                                                                        1,859,086
                                                                                            ----------------------
Funeral Services & Related Items (0.13%)
Stewart Enterprises Inc                                                  88,400                           628,524
                                                                                            ----------------------

Gas - Distribution (1.99%)
Atmos Energy Corp (a)                                                    24,200                           756,008
Laclede Group Inc/The                                                    28,600                           928,928
New Jersey Resources Corp (a)                                            48,800                         2,274,080
Nicor Inc (a)                                                            23,000                         1,046,500
Northwest Natural Gas Co                                                 18,500                           752,765
Piedmont Natural Gas Co (a)                                              11,500                           296,815
South Jersey Industries Inc (a)                                          17,500                           578,200
Southwest Gas Corp                                                       68,300                         2,680,775
WGL Holdings Inc                                                         19,300                           610,459
                                                                                            ----------------------
                                                                                                        9,924,530
                                                                                            ----------------------
Health Care Cost Containment (0.03%)
Healthspring Inc (b)                                                      7,300                           143,591
                                                                                            ----------------------

Home Furnishings (0.45%)
Ethan Allen Interiors Inc (a)                                            17,600                           662,992
Furniture Brands International Inc (a)                                   51,700                           861,839
Kimball International Inc (a)                                            16,700                           411,488
Sealy Corp                                                               20,900                           313,709
                                                                                            ----------------------
                                                                                                        2,250,028
                                                                                            ----------------------
Human Resources (0.75%)
AMN Healthcare Services Inc (a)(b)                                       25,100                           649,588
Heidrick & Struggles International Inc (b)                               16,900                           738,023
Kforce Inc (a)(b)                                                        21,400                           305,164
Human Resources
MPS Group Inc (b)                                                        69,000                         1,033,620
Spherion Corp (b)                                                       125,300                         1,031,219
                                                                                            ----------------------
                                                                                                        3,757,614
                                                                                            ----------------------
Identification Systems - Development (0.21%)
Checkpoint Systems Inc (a)(b)                                            50,900                           956,411
Paxar Corp (a)(b)                                                         4,300                            94,514
                                                                                            ----------------------
                                                                                                        1,050,925
                                                                                            ----------------------
Instruments - Controls (0.14%)
Watts Water Technologies Inc (a)                                         15,900                           699,123
                                                                                            ----------------------

Internet Application Software (0.10%)
Interwoven Inc (a)(b)                                                    31,800                           499,260
                                                                                            ----------------------

Internet Content - Information & News (0.17%)
Harris Interactive Inc (b)                                              142,000                           739,820
ProQuest Co (a)(b)                                                       11,900                           132,090
                                                                                            ----------------------
                                                                                                          871,910
                                                                                            ----------------------
Internet Infrastructure Equipment (0.39%)
Avocent Corp (b)                                                         56,500                         1,951,510
                                                                                            ----------------------

Internet Infrastructure Software (0.21%)
TIBCO Software Inc (a)(b)                                               115,400                         1,070,912
                                                                                            ----------------------

Internet Security (0.30%)
Ipass Inc (a)(b)                                                         15,400                            80,234
Secure Computing Corp (a)(b)                                             75,100                           500,166
SonicWALL Inc (b)                                                       109,200                           920,556
                                                                                            ----------------------
                                                                                                        1,500,956
                                                                                            ----------------------
Intimate Apparel (0.07%)
Warnaco Group Inc/The (b)                                                13,100                           370,599
                                                                                            ----------------------

Investment Companies (0.36%)
MCG Capital Corp (a)                                                     31,500                           622,755
Medallion Financial Corp                                                 15,900                           179,511
Technology Investment Capital Corp (a)                                   59,449                           992,798
                                                                                            ----------------------
                                                                                                        1,795,064
                                                                                            ----------------------
Investment Management & Advisory Services (0.33%)
Calamos Asset Management Inc                                             23,000                           629,970
National Financial Partners Corp (a)                                     20,500                         1,006,550
                                                                                            ----------------------
                                                                                                        1,636,520
                                                                                            ----------------------
Lasers - Systems & Components (0.64%)
Coherent Inc (b)                                                         37,100                         1,140,825
Cymer Inc (a)(b)                                                         11,200                           472,976
Electro Scientific Industries Inc (a)(b)                                  3,000                            62,970
Newport Corp (b)                                                         26,900                           536,924
Rofin-Sinar Technologies Inc (b)                                         14,600                           955,278
                                                                                            ----------------------
                                                                                                        3,168,973
                                                                                            ----------------------
Leisure & Recreation Products (0.42%)
K2 Inc (b)                                                              114,000                         1,377,120
Multimedia Games Inc (a)(b)                                              69,000                           715,530
                                                                                            ----------------------
                                                                                                        2,092,650
                                                                                            ----------------------
Life & Health Insurance (0.88%)
Delphi Financial Group                                                   69,975                         2,759,814
Phoenix Cos Inc/The                                                      53,700                           807,111

Life & Health Insurance
Universal American Financial Corp (a)(b)                                 42,700                           804,895
                                                                                            ----------------------
                                                                                                        4,371,820
                                                                                            ----------------------
Machinery - Construction & Mining (0.04%)
Astec Industries Inc (a)(b)                                               6,000                           216,060
                                                                                            ----------------------

Machinery - Electrical (0.23%)
Regal-Beloit Corp (a)                                                    22,400                         1,127,168
                                                                                            ----------------------

Machinery - Farm (0.03%)
Gehl Co (a)(b)                                                            5,300                           141,775
                                                                                            ----------------------

Machinery - General Industry (0.79%)
Applied Industrial Technologies Inc                                      86,775                         2,125,987
Kadant Inc (b)                                                              400                            10,940
Sauer-Danfoss Inc                                                         9,000                           309,960
Tennant Co                                                               10,500                           324,660
Wabtec Corp                                                              35,800                         1,146,316
                                                                                            ----------------------
                                                                                                        3,917,863
                                                                                            ----------------------
Machinery - Material Handling (0.23%)
Cascade Corp (a)                                                         10,400                           558,688
NACCO Industries Inc (a)                                                  3,900                           563,355
                                                                                            ----------------------
                                                                                                        1,122,043
                                                                                            ----------------------
Medical  - Outpatient & Home Medical Care (0.04%)
Apria Healthcare Group Inc (a)(b)                                         7,800                           216,606
                                                                                            ----------------------

Medical - Biomedical/Gene (0.50%)
Applera Corp - Celera Group (b)                                          10,400                           164,944
Arena Pharmaceuticals Inc (a)(b)                                         11,300                           144,301
Bio-Rad Laboratories Inc (b)                                             11,200                           963,648
Exelixis Inc (a)(b)                                                      33,400                           327,320
Lifecell Corp (a)(b)                                                     13,500                           322,785
Martek Biosciences Corp (a)(b)                                              900                            20,979
Medivation Inc (b)                                                        6,700                            92,795
Nektar Therapeutics (a)(b)                                               13,800                           175,260
Savient Pharmaceuticals Inc (a)(b)                                       17,700                           264,261
                                                                                            ----------------------
                                                                                                        2,476,293
                                                                                            ----------------------
Medical - Drugs (0.47%)
Adams Respiratory Therapeutics Inc (a)(b)                                 7,500                           336,375
Adolor Corp (a)(b)                                                       12,923                            90,332
Cubist Pharmaceuticals Inc (a)(b)                                         8,300                           152,720
Sciele Pharma Inc (a)(b)                                                 44,500                         1,056,875
Valeant Pharmaceuticals International (a)                                 8,300                           146,329
Viropharma Inc (a)(b)                                                    33,900                           577,317
                                                                                            ----------------------
                                                                                                        2,359,948
                                                                                            ----------------------
Medical - Generic Drugs (0.45%)
Alpharma Inc (a)                                                         51,100                         1,407,805
Perrigo Co (a)                                                           49,000                           846,720
                                                                                            ----------------------
                                                                                                        2,254,525
                                                                                            ----------------------
Medical - HMO (0.90%)
AMERIGROUP Corp (a)(b)                                                   56,000                         2,030,560
Magellan Health Services Inc (a)(b)                                      27,900                         1,138,599
Molina Healthcare Inc (a)(b)                                              5,300                           163,399
Sierra Health Services Inc (a)(b)                                        28,700                         1,153,740
                                                                                            ----------------------
                                                                                                        4,486,298
                                                                                            ----------------------

Medical - Nursing Homes (0.11%)
Genesis HealthCare Corp (a)(b)                                              600                            36,732
Kindred Healthcare Inc (a)(b)                                            18,300                           525,210
                                                                                            ----------------------
                                                                                                          561,942
                                                                                            ----------------------
Medical - Outpatient & Home Medical Care (0.38%)
Gentiva Health Services Inc (a)(b)                                       88,800                         1,758,240
Res-Care Inc (b)                                                          6,800                           118,116
                                                                                            ----------------------
                                                                                                        1,876,356
                                                                                            ----------------------
Medical Instruments (0.04%)
Conmed Corp (a)(b)                                                        7,800                           188,760
SurModics Inc (a)(b)                                                        200                             7,192
                                                                                            ----------------------
                                                                                                          195,952
                                                                                            ----------------------
Medical Products (0.37%)
Haemonetics Corp/Mass (b)                                                16,900                           815,256
HealthTronics Inc (b)                                                    14,600                            94,170
Invacare Corp (a)                                                         7,700                           166,243
PSS World Medical Inc (a)(b)                                             28,000                           560,560
Viasys Healthcare Inc (a)(b)                                              6,200                           182,466
                                                                                            ----------------------
                                                                                                        1,818,695
                                                                                            ----------------------
Medical Sterilization Products (0.15%)
STERIS Corp                                                              28,200                           728,688
                                                                                            ----------------------

Metal - Iron (0.04%)
Gibraltar Industries Inc (a)                                              8,300                           203,599
                                                                                            ----------------------

Metal Processors & Fabrication (0.81%)
CIRCOR International Inc (a)                                             11,100                           400,599
Commercial Metals Co                                                     36,400                           986,804
Mueller Industries Inc                                                    8,400                           273,588
NN INC                                                                   27,600                           352,452
Quanex Corp (a)                                                          51,175                         2,005,548
                                                                                            ----------------------
                                                                                                        4,018,991
                                                                                            ----------------------
Miscellaneous Manufacturers (0.17%)
Freightcar America Inc                                                    8,500                           493,935
Reddy Ice Holdings Inc                                                   12,900                           334,626
                                                                                            ----------------------
                                                                                                          828,561
                                                                                            ----------------------
Motion Pictures & Services (0.12%)
Macrovision Corp (a)(b)                                                  25,000                           618,250
                                                                                            ----------------------

MRI - Medical Diagnostic Imaging (0.06%)
Alliance Imaging Inc (a)(b)                                              46,000                           321,540
                                                                                            ----------------------

Multi-Line Insurance (0.18%)
Direct General Corp                                                      10,800                           224,640
Horace Mann Educators Corp                                               35,100                           696,033
                                                                                            ----------------------
                                                                                                          920,673
                                                                                            ----------------------
Multimedia (0.12%)
Entravision Communications Corp (b)                                      42,200                           337,600
Media General Inc                                                         6,100                           244,061
                                                                                            ----------------------
                                                                                                          581,661
                                                                                            ----------------------
Music (0.09%)
Steinway Musical Instruments (b)                                         12,300                           430,131
                                                                                            ----------------------

Networking Products (0.86%)
Adaptec Inc (a)(b)                                                       47,100                           169,560
Aeroflex Inc (b)                                                        123,000                         1,471,080

Networking Products
Anixter International Inc (a)(b)                                         15,600                           862,212
Black Box Corp (a)                                                       11,600                           476,528
Foundry Networks Inc (a)(b)                                              48,100                           696,007
Polycom Inc (a)(b)                                                       10,200                           342,924
SafeNet Inc (a)(b)                                                       11,052                           276,411
                                                                                            ----------------------
                                                                                                        4,294,722
                                                                                            ----------------------
Non-Ferrous Metals (0.14%)
USEC Inc                                                                 50,000                           678,000
                                                                                            ----------------------

Non-Hazardous Waste Disposal (0.02%)
Waste Services Inc (a)(b)                                                 8,933                           101,122
                                                                                            ----------------------

Office Automation & Equipment (0.19%)
Global Imaging Systems Inc (a)(b)                                         1,000                            19,250
IKON Office Solutions Inc                                                60,800                           905,920
                                                                                            ----------------------
                                                                                                          925,170
                                                                                            ----------------------
Office Supplies & Forms (0.19%)
Ennis Inc                                                                 7,500                           188,925
John H Harland Co (a)                                                    15,000                           755,700
                                                                                            ----------------------
                                                                                                          944,625
                                                                                            ----------------------
Oil - Field Services (1.11%)
Basic Energy Services Inc (a)(b)                                         24,200                           573,782
Hanover Compressor Co (a)(b)                                             11,500                           222,525
Oil States International Inc (a)(b)                                      27,400                           789,668
RPC Inc                                                                  41,950                           746,710
Tidewater Inc                                                            12,200                           629,154
Trico Marine Services Inc (b)                                            58,600                         1,906,258
Union Drilling Inc (a)(b)                                                16,100                           205,597
Universal Compression Holdings Inc (b)                                    7,800                           471,432
                                                                                            ----------------------
                                                                                                        5,545,126
                                                                                            ----------------------
Oil & Gas Drilling (0.15%)
Parker Drilling Co (b)                                                   80,000                           740,800
                                                                                            ----------------------

Oil Company - Exploration & Production (1.43%)
Bois d'Arc Energy Inc (a)(b)                                             13,600                           208,896
Callon Petroleum Co (b)                                                  62,900                           873,052
Cimarex Energy Co                                                        23,900                           895,772
Comstock Resources Inc (b)                                               15,900                           508,005
Edge Petroleum Corp (a)(b)                                               23,000                           340,630
Energy Partners Ltd (a)(b)                                               17,900                           387,714
Harvest Natural Resources Inc (a)(b)                                     27,100                           272,626
Houston Exploration Co (b)                                               11,600                           606,912
PetroHawk Energy Corp (b)                                                21,200                           244,648
Rosetta Resources Inc (a)(b)                                              3,400                            63,954
Stone Energy Corp (b)                                                    29,100                           989,109
Swift Energy Co (a)(b)                                                   39,500                         1,751,430
                                                                                            ----------------------
                                                                                                        7,142,748
                                                                                            ----------------------
Oil Field Machinery & Equipment (0.09%)
Lone Star Technologies Inc (b)                                            9,800                           473,830
                                                                                            ----------------------

Oil Refining & Marketing (0.33%)
Alon USA Energy Inc (a)                                                  31,600                           849,724
Giant Industries Inc (a)(b)                                               5,500                           411,785
Western Refining Inc (a)                                                 13,500                           369,225
                                                                                            ----------------------
                                                                                                        1,630,734
                                                                                            ----------------------

Optical Supplies (0.12%)
Oakley Inc (a)                                                           25,300                           585,948
                                                                                            ----------------------

Paper & Related Products (0.49%)
Buckeye Technologies Inc (b)                                             29,300                           350,721
Glatfelter (a)                                                           16,100                           260,659
Rock-Tenn Co                                                             36,300                         1,187,736
Schweitzer-Mauduit International Inc                                     26,300                           638,827
                                                                                            ----------------------
                                                                                                        2,437,943
                                                                                            ----------------------
Physical Therapy & Rehabilitation Centers (0.21%)
Psychiatric Solutions Inc (a)(b)                                         27,200                         1,059,168
                                                                                            ----------------------

Power Converter & Supply Equipment (0.04%)
Advanced Energy Industries Inc (a)(b)                                    12,900                           223,557
                                                                                            ----------------------

Printing - Commercial (0.14%)
Consolidated Graphics Inc (a)(b)                                          9,100                           564,200
Valassis Communications Inc (a)(b)                                        9,700                           149,089
                                                                                            ----------------------
                                                                                                          713,289
                                                                                            ----------------------
Private Corrections (0.22%)
Geo Group Inc/The (b)                                                    24,900                         1,091,118
                                                                                            ----------------------

Property & Casualty Insurance (3.39%)
American Physicians Capital Inc (b)                                       9,800                           379,260
Argonaut Group Inc (b)                                                   55,600                         1,864,824
Fpic Insurance Group Inc (b)                                              4,200                           184,338
Harleysville Group Inc                                                   10,500                           357,000
Infinity Property & Casualty Corp                                        12,900                           617,136
James River Group Inc (a)                                                 3,000                            92,310
LandAmerica Financial Group Inc (a)                                      26,900                         1,696,314
Navigators Group Inc (b)                                                 11,600                           554,364
Ohio Casualty Corp                                                       43,700                         1,290,898
PMA Capital Corp (b)                                                    124,500                         1,165,320
ProAssurance Corp (b)                                                    31,800                         1,615,122
RLI Corp (a)                                                              3,300                           182,622
Safety Insurance Group Inc                                               24,500                         1,196,580
SeaBright Insurance Holdings Inc (a)(b)                                  63,800                         1,149,038
Selective Insurance Group (a)                                            17,900                           920,955
Stewart Information Services Corp (a)                                    14,300                           601,172
Zenith National Insurance Corp                                           66,550                         3,041,335
                                                                                            ----------------------
                                                                                                       16,908,588
                                                                                            ----------------------
Publicly Traded Investment Fund (1.39%)
iShares Russell 2000 Value Index Fund (a)                                85,400                         6,934,480
                                                                                            ----------------------

Publishing - Books (0.31%)
Scholastic Corp (b)                                                      43,100                         1,523,585
                                                                                            ----------------------

Publishing - Newspapers (0.48%)
Journal Register Co (a)                                                  21,900                           153,081
Lee Enterprises Inc (a)                                                  67,700                         2,249,671
                                                                                            ----------------------
                                                                                                        2,402,752
                                                                                            ----------------------
Racetracks (0.11%)
Speedway Motorsports Inc                                                 13,600                           524,688
                                                                                            ----------------------

Radio (0.64%)
Cox Radio Inc (a)(b)                                                     89,200                         1,396,872
Entercom Communications Corp (a)                                         28,600                           806,234

Radio
Radio One Inc - Class D (a)(b)                                           98,600                           724,710
Westwood One Inc (a)                                                     36,700                           254,331
                                                                                            ----------------------
                                                                                                        3,182,147
                                                                                            ----------------------
Recycling (0.12%)
Metal Management Inc (a)                                                 15,000                           615,600
                                                                                            ----------------------

Reinsurance (0.35%)
Odyssey Re Holdings Corp (a)                                             43,700                         1,723,965
                                                                                            ----------------------

REITS - Apartments (0.58%)
Post Properties Inc                                                      59,300                         2,876,050
                                                                                            ----------------------

REITS - Diversified (1.38%)
Entertainment Properties Trust                                           20,900                         1,355,574
Lexington Realty Trust (a)                                              137,400                         2,923,872
Spirit Finance Corp                                                     207,500                         2,597,900
                                                                                            ----------------------
                                                                                                        6,877,346
                                                                                            ----------------------
REITS - Healthcare (1.31%)
Health Care REIT Inc                                                     20,250                           947,902
LTC Properties Inc                                                       21,700                           611,940
Medical Properties Trust Inc (a)                                         66,600                         1,040,958
National Health Investors Inc (a)                                        17,800                           571,380
Nationwide Health Properties Inc (a)                                     34,000                         1,132,880
Omega Healthcare Investors Inc                                           46,900                           850,297
Senior Housing Properties Trust                                          52,200                         1,356,156
                                                                                            ----------------------
                                                                                                        6,511,513
                                                                                            ----------------------
REITS - Hotels (2.60%)
Ashford Hospitality Trust Inc                                            48,600                           598,266
Equity Inns Inc (a)                                                      92,300                         1,522,950
FelCor Lodging Trust Inc (a)                                            200,600                         4,427,242
Hersha Hospitality Trust                                                 30,000                           335,700
Highland Hospitality Corp (a)                                            94,400                         1,499,072
Innkeepers USA Trust (a)                                                 85,300                         1,398,067
LaSalle Hotel Properties                                                 16,300                           776,043
Sunstone Hotel Investors Inc (a)                                         49,500                         1,400,355
Winston Hotels Inc                                                       69,700                           970,921
                                                                                            ----------------------
                                                                                                       12,928,616
                                                                                            ----------------------
REITS - Manufactured Homes (0.17%)
Equity Lifestyle Properties Inc                                          15,000                           828,450
                                                                                            ----------------------

REITS - Mortgage (1.34%)
American Home Mortgage Investment Corp (a)                               45,821                         1,600,986
Anthracite Capital Inc (a)                                              103,700                         1,417,579
Capital Trust Inc/NY (a)                                                  9,400                           466,240
IMPAC Mortgage Holdings Inc (a)                                          42,600                           367,212
MFA Mortgage Investments Inc                                             30,526                           227,113
Newcastle Investment Corp (a)                                            26,600                           862,372
RAIT Financial Trust (a)                                                 45,800                         1,712,462
                                                                                            ----------------------
                                                                                                        6,653,964
                                                                                            ----------------------
REITS - Office Property (1.09%)
BioMed Realty Trust Inc                                                  67,800                         2,022,474
Columbia Equity Trust Inc                                                 6,500                           125,840
Government Properties Trust Inc                                          31,200                           331,968
Kilroy Realty Corp                                                       19,500                         1,693,380
Maguire Properties Inc (a)                                               13,700                           595,265

REITS - Office Property
Parkway Properties Inc/Md (a)                                            11,800                           647,230
                                                                                            ----------------------
                                                                                                        5,416,157
                                                                                            ----------------------
REITS - Regional Malls (0.71%)
Pennsylvania Real Estate Investment Trust (a)                            83,400                         3,561,180
                                                                                            ----------------------

REITS - Shopping Centers (0.57%)
Cedar Shopping Centers Inc                                               63,000                         1,055,250
Kite Realty Group Trust (a)                                              25,300                           493,350
Saul Centers Inc                                                         23,800                         1,283,296
                                                                                            ----------------------
                                                                                                        2,831,896
                                                                                            ----------------------
REITS - Single Tenant (0.45%)
National Retail Properties Inc                                           44,700                         1,061,625
Realty Income Corp                                                       41,200                         1,185,736
                                                                                            ----------------------
                                                                                                        2,247,361
                                                                                            ----------------------
REITS - Storage (0.04%)
Extra Space Storage Inc (a)                                               9,100                           179,634
                                                                                            ----------------------

REITS - Warehouse & Industrial (0.26%)
First Potomac Realty Trust                                               43,300                         1,300,299
                                                                                            ----------------------

Rental - Auto & Equipment (0.56%)
Aaron Rents Inc (a)                                                       5,500                           162,360
Dollar Thrifty Automotive Group (a)(b)                                   18,300                           862,479
Electro Rent Corp (b)                                                     8,700                           136,329
Rent-A-Center Inc/TX (b)                                                 55,100                         1,623,246
                                                                                            ----------------------
                                                                                                        2,784,414
                                                                                            ----------------------
Research & Development (0.30%)
Kendle International Inc (b)                                             14,600                           567,064
Parexel International Corp (b)                                           28,900                           946,475
                                                                                            ----------------------
                                                                                                        1,513,539
                                                                                            ----------------------
Retail - Apparel & Shoe (2.30%)
AnnTaylor Stores Corp (b)                                                24,500                           845,250
Brown Shoe Co Inc                                                        50,450                         2,741,958
Cato Corp/The                                                            36,300                           819,291
Charlotte Russe Holding Inc (a)(b)                                       21,900                           669,045
Charming Shoppes Inc (a)(b)                                             127,100                         1,667,552
Christopher & Banks Corp (a)                                             20,500                           364,490
Dress Barn Inc (a)(b)                                                    13,000                           292,110
Genesco Inc (a)(b)                                                       25,900                         1,020,201
Kenneth Cole Productions Inc (a)                                         10,500                           248,640
Payless Shoesource Inc (a)(b)                                            22,000                           746,900
Shoe Carnival Inc (a)(b)                                                  6,000                           190,980
Stage Stores Inc (a)                                                     27,450                           880,870
Talbots Inc (a)                                                          12,500                           295,000
Tween Brands Inc (a)(b)                                                  19,900                           680,381
                                                                                            ----------------------
                                                                                                       11,462,668
                                                                                            ----------------------
Retail - Auto Parts (0.09%)
CSK Auto Corp (a)(b)                                                     28,300                           468,931
                                                                                            ----------------------

Retail - Automobile (1.20%)
Asbury Automotive Group Inc                                              54,100                         1,323,286
Group 1 Automotive Inc (a)                                               60,100                         3,185,300
Lithia Motors Inc (a)                                                    12,200                           350,628
Sonic Automotive Inc                                                     36,100                         1,131,735
                                                                                            ----------------------
                                                                                                        5,990,949

                                                                                            ----------------------

Retail - Computer Equipment (0.28%)
Insight Enterprises Inc (b)                                              43,100                           876,223
Systemax Inc (a)(b)                                                      23,100                           504,042
                                                                                            ----------------------
                                                                                                        1,380,265
                                                                                            ----------------------
Retail - Convenience Store (0.45%)
Casey's General Stores Inc                                               22,000                           561,440
Pantry Inc/The (a)(b)                                                    34,700                         1,693,707
                                                                                            ----------------------
                                                                                                        2,255,147
                                                                                            ----------------------
Retail - Discount (0.25%)
Big Lots Inc (a)(b)                                                      48,500                         1,257,605
                                                                                            ----------------------

Retail - Drug Store (0.13%)
Longs Drug Stores Corp (a)                                               14,600                           627,800
                                                                                            ----------------------

Retail - Jewelry (0.19%)
Movado Group Inc                                                         33,700                           967,190
                                                                                            ----------------------

Retail - Pawn Shops (0.39%)
Cash America International Inc                                           45,900                         1,960,389
                                                                                            ----------------------

Retail - Regional Department Store (0.17%)
Bon-Ton Stores Inc/The (a)                                               10,900                           397,850
Retail Ventures Inc (a)(b)                                               21,700                           428,575
                                                                                            ----------------------
                                                                                                          826,425
                                                                                            ----------------------
Retail - Restaurants (1.19%)
Domino's Pizza Inc                                                       42,100                         1,202,797
Jack in the Box Inc (b)                                                  44,600                         2,755,834
McCormick & Schmick's Seafood Restaurant (a)(b)                          20,500                           515,575
Morton's Restaurant Group Inc (b)                                        27,800                           520,138
O'Charleys Inc (a)(b)                                                    33,900                           720,036
Papa John's International Inc (a)(b)                                      7,300                           201,626
                                                                                            ----------------------
                                                                                                        5,916,006
                                                                                            ----------------------
Retail - Toy Store (0.04%)
Build-A-Bear Workshop Inc (a)(b)                                          7,000                           210,630
                                                                                            ----------------------

Retail - Video Rental (0.05%)
Blockbuster Inc (a)(b)                                                   36,100                           234,289
                                                                                            ----------------------

Retirement & Aged Care (0.11%)
Five Star Quality Care Inc (a)(b)                                        44,700                           542,211
                                                                                            ----------------------

Rubber & Plastic Products (0.13%)
Myers Industries Inc                                                     39,000                           671,580
                                                                                            ----------------------

Savings & Loans - Thrifts (2.29%)
Bankunited Financial Corp (a)                                            73,000                         2,014,070
Berkshire Hills Bancorp Inc                                                 800                            27,144
Dime Community Bancshares                                                19,850                           266,585
Downey Financial Corp                                                    11,600                           829,864
First Financial Holdings Inc                                              5,800                           205,726
First Niagara Financial Group Inc                                       151,230                         2,191,323
First Place Financial Corp/OH                                            12,400                           295,368
FirstFed Financial Corp (a)(b)                                           21,000                         1,447,950
Flagstar Bancorp Inc                                                     22,700                           329,377
KNBT Bancorp Inc                                                         13,300                           215,992
MAF Bancorp Inc (a)                                                      18,049                           811,122
NewAlliance Bancshares Inc                                               47,200                           755,200
Savings & Loans - Thrifts
Partners Trust Financial Group Inc (a)                                   37,800                           430,542
TierOne Corp (a)                                                         20,400                           614,448
United Community Financial Corp/OH                                       26,900                           332,484
WSFS Financial Corp                                                       9,100                           631,449
                                                                                            ----------------------
                                                                                                       11,398,644
                                                                                            ----------------------
Seismic Data Collection (0.12%)
Compagnie Generale de Geophysique SA ADR (a)(b)                          14,468                           574,540
                                                                                            ----------------------

Semiconductor Component - Integrated Circuits (0.41%)
Cirrus Logic Inc (b)                                                     28,200                           209,244
Emulex Corp (b)                                                          51,400                           912,350
Exar Corp (b)                                                            34,200                           448,020
Genesis Microchip Inc (a)(b)                                              7,300                            57,743
Pericom Semiconductor Corp (b)                                            6,500                            64,805
Standard Microsystems Corp (a)(b)                                        12,400                           345,960
                                                                                            ----------------------
                                                                                                        2,038,122
                                                                                            ----------------------
Semiconductor Equipment (0.88%)
Asyst Technologies Inc (b)                                               46,300                           300,487
Axcelis Technologies Inc (b)                                             41,600                           267,904
Brooks Automation Inc (b)                                                39,300                           547,056
Cabot Microelectronics Corp (a)(b)                                       21,700                           655,123
Cohu Inc (a)                                                             48,600                           972,000
Credence Systems Corp (a)(b)                                             24,400                           118,828
Entegris Inc (a)(b)                                                      47,237                           506,853
Kulicke & Soffa Industries Inc (a)(b)                                    20,600                           191,168
Mattson Technology Inc (a)(b)                                            10,300                            89,713
MKS Instruments Inc (a)(b)                                               22,300                           487,701
Photronics Inc (a)(b)                                                    16,300                           271,558
                                                                                            ----------------------
                                                                                                        4,408,391
                                                                                            ----------------------
Software Tools (0.08%)
Altiris Inc (a)(b)                                                       12,100                           396,033
                                                                                            ----------------------

Steel - Producers (0.84%)
Chaparral Steel Co                                                       37,800                         1,938,384
Reliance Steel & Aluminum Co (a)                                         14,600                           607,944
Ryerson Inc (a)                                                          32,100                         1,006,977
Schnitzer Steel Industries Inc (a)                                        7,200                           277,200
Steel Technologies Inc (a)                                               18,800                           348,740
                                                                                            ----------------------
                                                                                                        4,179,245
                                                                                            ----------------------
Steel Pipe & Tube (0.27%)
Valmont Industries Inc (a)                                               24,300                         1,347,921
                                                                                            ----------------------

Telecommunication Equipment (0.62%)
Adtran Inc                                                               20,500                           454,280
Andrew Corp (b)                                                          55,100                           585,162
Arris Group Inc (a)(b)                                                   55,300                           786,366
CommScope Inc (a)(b)                                                     22,300                           720,513
Ditech Networks Inc (b)                                                  13,000                            93,210
North Pittsburgh Systems Inc                                                700                            16,499
Utstarcom Inc (a)(b)                                                     18,600                           164,238
Westell Technologies Inc (b)                                            121,100                           276,108
                                                                                            ----------------------
                                                                                                        3,096,376
                                                                                            ----------------------
Telecommunication Equipment - Fiber Optics (0.11%)
C-COR Inc (a)(b)                                                         16,500                           225,885
Finisar Corp (a)(b)                                                      27,500                            89,100
MRV Communications Inc (a)(b)                                            15,900                            64,713

Telecommunication Equipment - Fiber Optics
Optical Communication Products Inc (b)                                   28,600                            44,616
Sycamore Networks Inc (b)                                                29,200                           108,916
                                                                                            ----------------------
                                                                                                          533,230
                                                                                            ----------------------
Telecommunication Services (0.55%)
Commonwealth Telephone Enterprises Inc (a)                                6,800                           287,232
Consolidated Communications Holdings Inc                                 29,800                           657,090
Lightbridge Inc (a)(b)                                                   13,500                           216,675
Mastec Inc (a)(b)                                                        23,700                           266,625
Premiere Global Services Inc (b)                                        124,200                         1,174,932
Time Warner Telecom Inc (a)(b)                                            6,100                           142,008
                                                                                            ----------------------
                                                                                                        2,744,562
                                                                                            ----------------------
Telephone - Integrated (0.82%)
Cincinnati Bell Inc (b)                                                 483,800                         2,351,268
CT Communications Inc (a)                                                40,100                           979,643
General Communication Inc (b)                                            21,000                           324,660
Level 3 Communications Inc (a)(b)                                        40,328                           250,437
SureWest Communications (a)                                               6,100                           170,617
                                                                                            ----------------------
                                                                                                        4,076,625
                                                                                            ----------------------
Television (0.04%)
Lin TV Corp (a)(b)                                                        5,100                            56,049
Sinclair Broadcast Group Inc                                             12,400                           145,948
                                                                                            ----------------------
                                                                                                          201,997
                                                                                            ----------------------
Textile - Apparel (0.04%)
Perry Ellis International Inc (b)                                         6,800                           204,612
                                                                                            ----------------------

Therapeutics (0.21%)
Atherogenics Inc (a)(b)                                                   8,726                           102,967
AVANIR Pharmaceuticals (a)(b)                                            36,600                            92,964
Cypress Bioscience Inc (a)(b)                                            36,500                           301,490
Progenics Pharmaceuticals Inc (a)(b)                                     10,500                           314,685
United Therapeutics Corp (a)(b)                                           4,500                           241,200
                                                                                            ----------------------
                                                                                                        1,053,306
                                                                                            ----------------------
Tobacco (0.24%)
Alliance One International Inc (b)                                       85,200                           653,484
Universal Corp/Richmond VA (a)                                           10,800                           521,964
                                                                                            ----------------------
                                                                                                        1,175,448
                                                                                            ----------------------
Toys (0.13%)
Jakks Pacific Inc (a)(b)                                                 30,900                           626,343
                                                                                            ----------------------

Transport - Air Freight (0.18%)
Atlas Air Worldwide Holdings Inc (a)(b)                                  18,800                           901,460
                                                                                            ----------------------

Transport - Equipment & Leasing (0.23%)
Amerco Inc (a)(b)                                                         4,900                           410,571
Greenbrier Cos Inc (a)                                                   25,300                           730,411
                                                                                            ----------------------
                                                                                                        1,140,982
                                                                                            ----------------------
Transport - Marine (0.08%)
Gulfmark Offshore Inc (b)                                                10,400                           375,544
                                                                                            ----------------------

Transport - Rail (0.35%)
Genesee & Wyoming Inc (a)(b)                                             39,650                         1,117,734
RailAmerica Inc (b)                                                      38,300                           620,843
                                                                                            ----------------------
                                                                                                        1,738,577
                                                                                            ----------------------
Transport - Services (0.38%)
Bristow Group Inc (a)(b)                                                  8,800                           328,680

Transport - Services
Laidlaw International Inc                                                17,500                           519,925
Pacer International Inc                                                  30,200                           941,032
SIRVA Inc (b)                                                            35,300                           109,077
                                                                                            ----------------------
                                                                                                        1,898,714
                                                                                            ----------------------
Transport - Truck (0.13%)
Arkansas Best Corp                                                        3,200                           122,304
Old Dominion Freight Line (a)(b)                                         18,100                           502,818
                                                                                            ----------------------
                                                                                                          625,122
                                                                                            ----------------------
Vitamins & Nutrition Products (0.63%)
NBTY Inc (a)(b)                                                          60,300                         3,126,555
                                                                                            ----------------------

Water (0.14%)
American States Water Co (a)                                              6,800                           266,492
SJW Corp                                                                 11,100                           442,335
                                                                                            ----------------------
                                                                                                          708,827
                                                                                            ----------------------
Web Portals (0.38%)
Earthlink Inc (a)(b)                                                    125,600                           918,136
United Online Inc (a)                                                    70,500                           989,820
                                                                                            ----------------------
                                                                                                        1,907,956
                                                                                            ----------------------
Wire & Cable Products (0.53%)
Belden CDT Inc (a)                                                       23,400                         1,012,050
General Cable Corp (a)(b)                                                37,400                         1,613,062
                                                                                            ----------------------
                                                                                                        2,625,112
                                                                                            ----------------------
Wireless Equipment (0.39%)
CalAmp Corp (b)                                                          30,400                           241,984
EMS Technologies Inc (a)(b)                                              23,000                           476,560
Powerwave Technologies Inc (a)(b)                                        47,500                           277,400
RF Micro Devices Inc (a)(b)                                              81,700                           630,724
Spectralink Corp                                                         36,300                           328,152
                                                                                            ----------------------
                                                                                                        1,954,820
                                                                                            ----------------------
TOTAL COMMON STOCKS                                                                      $            489,145,099
                                                                                            ----------------------
                                                                     Principal
                                                                       Amount                       Value
                                                                     ----------- ---------- ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.12%)
U.S. Treasury (0.12%)
4.25%, 11/30/2007 (c)                                                   580,000                           576,080
                                                                                            ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                    $                576,080
                                                                                            ----------------------
MONEY MARKET FUNDS (33.58%)
Money Center Banks (33.58%)
BNY Institutional Cash Reserve Fund (d)                              167,235,000                      167,235,000
                                                                                            ----------------------
TOTAL MONEY MARKET FUNDS                                                                 $            167,235,000
                                                                                            ----------------------
Total Investments                                                                        $            656,956,179
Liabilities in Excess of Other Assets, Net - (31.91)%                                               (158,907,630)
                                                                                            ----------------------
TOTAL NET ASSETS - 100.00%                                                               $            498,048,549
                                                                                            ======================
                                                                                            ----------------------

                                                                                            ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $576,080 or 0.12% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $             75,817,312
Unrealized Depreciation                                  (16,617,158)
                                                ----------------------
Net Unrealized Appreciation (Depreciation)                 59,200,154
Cost for federal income tax purposes                      597,756,025


                          SCHEDULE OF FUTURES CONTRACTS

                                                     Current      Unrealized
                            Number      Original      Market     Appreciation/
                               of
Type                        Contracts    Value        Value     (Depreciation)
--------------------------- --------- --------------------- ---
Buy:
Russell 2000; March 2007       17      $6,733,781    $6,837,400  $103,619

Portfolio Summary (unaudited)
------------------------------------------------ ----------------------
Sector                                                         Percent
------------------------------------------------ ----------------------
Financial                                                       64.88%
Industrial                                                      13.46%
Consumer, Cyclical                                              12.76%
Consumer, Non-cyclical                                          12.25%
Communications                                                   7.38%
Technology                                                       6.55%
Utilities                                                        5.57%
Basic Materials                                                  4.32%
Energy                                                           3.23%
Funds                                                            1.39%
Government                                                       0.12%
Liabilities in Excess of Other Assets, Net                   (-31.91%)
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================

Other Assets Summary (unaudited)
------------------------------------------------ ----------------------
Asset Type                                                     Percent
------------------------------------------------ ----------------------
Futures                                                          1.37%


Schedule of Investments
January 31, 2007 (unaudited)
Partners SmallCap Value Fund II
                                                                        Shares
                                                                         Held                  Value
                                                                      ----------- ---- ----------------------
COMMON STOCKS (99.64%)
Aerospace & Defense (0.42%)
Esterline Technologies Corp (a)                                           31,600    $              1,263,052
Herley Industries Inc (a)(b)                                              26,400                     439,824
                                                                                       ----------------------
                                                                                                   1,702,876
                                                                                       ----------------------
Aerospace & Defense Equipment (1.24%)
Alliant Techsystems Inc (a)(b)                                            17,525                   1,419,525
Allied Defense Group Inc/The (a)(b)                                        3,900                      69,420
DRS Technologies Inc                                                       7,250                     401,650
Ducommun Inc (a)                                                          18,100                     407,431
Fairchild Corp/The (a)                                                     4,700                      10,622
Kaman Corp (b)                                                             8,188                     186,605
Moog Inc (a)                                                              25,550                     996,194
Orbital Sciences Corp (a)(b)                                              26,800                     457,208
SIFCO Industries Inc (a)                                                   5,600                      39,984
Triumph Group Inc (b)                                                     18,500                   1,039,700
                                                                                       ----------------------
                                                                                                   5,028,339
                                                                                       ----------------------
Agricultural Operations (0.02%)
Griffin Land & Nurseries Inc (a)                                           1,602                      52,834
Hines Horticulture Inc (a)(b)                                             12,456                      23,666
                                                                                       ----------------------
                                                                                                      76,500
                                                                                       ----------------------
Airlines (1.74%)
Alaska Air Group Inc (a)                                                  49,400                   2,116,790
Continental Airlines Inc (a)                                                 552                      22,903
ExpressJet Holdings Inc (a)(b)                                            44,400                     346,764
Frontier Airlines Holdings Inc (a)(b)                                     64,300                     477,749
MAIR Holdings Inc (a)                                                     16,800                     125,832
Mesa Air Group Inc (a)(b)                                                 54,700                     409,703
Midwest Air Group Inc (a)                                                    255                       3,404
Republic Airways Holdings Inc (a)                                         36,800                     703,616
Skywest Inc                                                              105,800                   2,871,412
                                                                                       ----------------------
                                                                                                   7,078,173
                                                                                       ----------------------
Alternative Waste Tech (0.13%)
Calgon Carbon Corp (b)                                                    23,900                     149,853
Synagro Technologies Inc                                                  62,100                     357,075
                                                                                       ----------------------
                                                                                                     506,928
                                                                                       ----------------------
Apparel Manufacturers (0.74%)
Ashworth Inc (a)                                                           9,600                      73,056
Columbia Sportswear Co                                                     7,610                     493,432
Cutter & Buck Inc                                                          8,400                     108,948
Delta Apparel Inc                                                          5,800                      94,598
Hampshire Group Ltd (a)                                                      688                       9,942
Hartmarx Corp (a)                                                         26,800                     187,064
Kellwood Co (b)                                                           50,500                   1,656,400
Lakeland Industries Inc (a)(b)                                             5,060                      74,230
Oxford Industries Inc                                                      3,500                     167,265
Superior Uniform Group Inc                                                 3,700                      48,655
Tandy Brands Accessories Inc                                               6,000                      74,460
                                                                                       ----------------------
                                                                                                   2,988,050
                                                                                       ----------------------
Appliances (0.01%)
Salton Inc (a)(b)                                                          9,800                      28,322
                                                                                       ----------------------

Applications Software (0.25%)
Authentidate Holding Corp (a)                                              8,200                      11,234
EPIQ Systems Inc (a)(b)                                                   15,136                     273,507
Keane Inc (a)                                                             41,200                     501,404
Mapinfo Corp (a)(b)                                                       14,520                     198,198
Moldflow Corp (a)                                                          3,083                      44,303
                                                                                       ----------------------
                                                                                                   1,028,646
                                                                                       ----------------------
Auction House & Art Dealer (0.01%)
Escala Group Inc (a)(b)                                                   16,250                      58,825
                                                                                       ----------------------

Audio & Video Products (0.08%)
Audiovox Corp (a)(b)                                                      10,715                     165,225
Cobra Electronics Corp                                                     9,600                      89,280
Emerson Radio Corp (a)                                                    18,600                      59,148
                                                                                       ----------------------
                                                                                                     313,653
                                                                                       ----------------------
Auto - Truck Trailers (0.02%)
Wabash National Corp                                                       4,700                      74,918
                                                                                       ----------------------

Auto Repair Centers (0.16%)
Monro Muffler Inc                                                         16,900                     637,806
                                                                                       ----------------------

Auto/Truck Parts & Equipment - Original (1.56%)
American Axle & Manufacturing Holdings (b)                                51,300                   1,066,014
ArvinMeritor Inc (b)                                                      80,000                   1,540,000
Dura Automotive Systems Inc (a)(b)                                        34,700                      13,880
Hayes Lemmerz International Inc (a)(b)                                    32,230                     147,291
Lear Corp (b)                                                             46,900                   1,588,034
Modine Manufacturing Co                                                   36,900                     965,304
Superior Industries International (b)                                     48,800                     994,056
Supreme Industries Inc                                                     4,800                      32,640
                                                                                       ----------------------
                                                                                                   6,347,219
                                                                                       ----------------------
Auto/Truck Parts & Equipment - Replacement (0.19%)
Aftermarket Technology Corp (a)                                            7,900                     170,324
Commercial Vehicle Group Inc (a)                                           7,000                     141,400
Dorman Products Inc (a)                                                   11,900                     119,000
Proliance International Inc (a)                                           15,060                      73,041
Standard Motor Products Inc                                               16,200                     256,284
                                                                                       ----------------------
                                                                                                     760,049
                                                                                       ----------------------
B2B - E-Commerce (0.35%)
Agile Software Corp (a)                                                  158,600                     992,836
Arbinet-thexchange Inc (a)(b)                                              4,500                      27,450
Ariba Inc (a)(b)                                                          24,611                     228,882
ePlus Inc (a)                                                             16,600                     184,924
                                                                                       ----------------------
                                                                                                   1,434,092
                                                                                       ----------------------
Batteries & Battery Systems (0.50%)
EnerSys (a)(b)                                                            94,200                   1,531,692
Greatbatch Inc (a)(b)                                                     17,000                     499,630
                                                                                       ----------------------
                                                                                                   2,031,322
                                                                                       ----------------------
Brewery (0.02%)
Pyramid Breweries Inc (a)                                                  5,050                      18,736
Redhook ALE Brewery Inc (a)(b)                                             8,700                      58,812
                                                                                       ----------------------
                                                                                                      77,548
                                                                                       ----------------------
Broadcasting Services & Programming (0.24%)
4Kids Entertainment Inc (a)(b)                                            11,300                     221,141
Gray Television Inc (b)                                                   77,300                     691,062

Broadcasting Services & Programming
Medialink Worldwide Inc (a)(b)                                            10,900                      71,613
                                                                                       ----------------------
                                                                                                     983,816
                                                                                       ----------------------
Building - Heavy Construction (0.00%)
Williams Industries Inc (a)                                                  600                       1,320
                                                                                       ----------------------

Building - Maintenance & Service (0.16%)
Healthcare Services Group                                                 23,105                     668,197
                                                                                       ----------------------

Building - Mobile Home & Manufactured Housing (0.37%)
Coachmen Industries Inc                                                   12,800                     138,240
Modtech Holdings Inc (a)                                                   2,500                      11,675
Monaco Coach Corp (b)                                                     64,200                     968,136
National RV Holdings Inc (a)                                              18,500                      78,625
Palm Harbor Homes Inc (a)(b)                                               8,276                     106,843
Skyline Corp (b)                                                           5,000                     188,950
                                                                                       ----------------------
                                                                                                   1,492,469
                                                                                       ----------------------
Building - Residential & Commercial (0.57%)
Comstock Homebuilding Cos Inc (a)(b)                                       2,600                      16,874
Dominion Homes Inc (a)(b)                                                  7,000                      33,530
Levitt Corp                                                               12,300                     174,168
M/I Homes Inc (b)                                                         34,725                   1,252,878
Orleans Homebuilders Inc (b)                                               3,700                      67,969
Technical Olympic USA Inc (b)                                             22,600                     215,378
WCI Communities Inc (a)(b)                                                26,300                     569,395
                                                                                       ----------------------
                                                                                                   2,330,192
                                                                                       ----------------------
Building & Construction - Miscellaneous (0.00%)
Devcon International Corp (a)                                                400                       1,828
                                                                                       ----------------------

Building & Construction Products - Miscellaneous (0.05%)
ElkCorp                                                                    1,000                      43,360
International Aluminum Corp                                                2,800                     146,104
Patrick Industries Inc (a)                                                 2,100                      24,633
                                                                                       ----------------------
                                                                                                     214,097
                                                                                       ----------------------
Building Products - Air & Heating (0.27%)
Comfort Systems USA Inc                                                    1,100                      13,442
Lennox International Inc                                                  35,865                   1,088,144
                                                                                       ----------------------
                                                                                                   1,101,586
                                                                                       ----------------------
Building Products - Cement & Aggregate (0.03%)
US Concrete Inc (a)(b)                                                    14,000                     112,420
                                                                                       ----------------------

Building Products - Light Fixtures (0.00%)
Catalina Lighting Inc (a)                                                    600                       4,290
                                                                                       ----------------------

Capacitors (0.31%)
American Technical Ceramics Corp (a)                                       2,800                      54,992
Kemet Corp (a)(b)                                                        156,900                   1,183,026
                                                                                       ----------------------
                                                                                                   1,238,018
                                                                                       ----------------------
Casino Hotels (0.11%)
Trump Entertainment Resorts Inc (a)(b)                                    24,100                     428,016
                                                                                       ----------------------

Cellular Telecommunications (0.60%)
Boston Communications Group (a)(b)                                        31,700                      89,394
Price Communications Corp                                                102,100                   2,159,415
SunCom Wireless Holdings Inc (a)(b)                                      152,100                     197,730
                                                                                       ----------------------
                                                                                                   2,446,539
                                                                                       ----------------------

Chemicals - Diversified (0.31%)
Aceto Corp                                                                54,000                     509,220
FMC Corp                                                                   9,600                     747,360
                                                                                       ----------------------
                                                                                                   1,256,580
                                                                                       ----------------------
Chemicals - Fibers (0.01%)
Wellman Inc (b)                                                           12,000                      34,200
                                                                                       ----------------------

Chemicals - Other (0.00%)
CPAC Inc                                                                   2,200                      18,678
                                                                                       ----------------------

Chemicals - Plastics (0.70%)
PolyOne Corp (a)                                                          73,800                     540,954
Schulman A Inc                                                            60,100                   1,254,888
Spartech Corp                                                             36,900                   1,033,938
                                                                                       ----------------------
                                                                                                   2,829,780
                                                                                       ----------------------
Chemicals - Specialty (2.36%)
American Pacific Corp (a)                                                  4,900                      45,521
Arch Chemicals Inc                                                        11,900                     401,387
Cytec Industries Inc                                                      10,850                     631,687
Ferro Corp                                                                33,300                     709,623
Minerals Technologies Inc                                                 15,600                     905,892
NL Industries (b)                                                         23,700                     256,434
OM Group Inc (a)                                                           1,000                      48,860
Penford Corp                                                              15,900                     284,769
Quaker Chemical Corp                                                       8,400                     186,396
Sensient Technologies Corp                                                98,200                   2,423,576
Stepan Co                                                                 11,300                     361,035
Terra Industries Inc (a)(b)                                              175,825                   2,501,990
Tronox Inc (b)                                                            56,600                     816,172
                                                                                       ----------------------
                                                                                                   9,573,342
                                                                                       ----------------------
Circuit Boards (0.04%)
Merix Corp (a)(b)                                                         17,400                     149,988
                                                                                       ----------------------

Coatings & Paint (0.17%)
Valspar Corp                                                              24,175                     681,252
                                                                                       ----------------------

Coffee (0.08%)
Diedrich Coffee Inc (a)                                                      900                       3,582
Farmer Bros Co                                                            15,900                     320,226
                                                                                       ----------------------
                                                                                                     323,808
                                                                                       ----------------------
Collectibles (0.25%)
Lenox Group Inc (a)                                                       28,400                     106,784
RC2 Corp (a)(b)                                                           15,400                     608,454
Topps Co Inc/The                                                          30,150                     296,676
                                                                                       ----------------------
                                                                                                   1,011,914
                                                                                       ----------------------
Commercial Banks (4.54%)
1st Source Corp                                                           31,989                     923,522
AmericanWest Bancorp                                                       7,700                     173,327
AmeriServ Financial Inc (a)(b)                                            24,600                     116,604
Bank of Florida Corp (a)(b)                                                7,000                     138,390
Banner Corp (b)                                                              466                      19,963
Beverly Hills Bancorp Inc                                                 23,030                     180,786
BNCCORP Inc (a)                                                            2,300                      31,050
Capital Crossing Bank (a)                                                  1,200                      36,000
Centennial Bank Holdings Inc (a)(b)                                       46,396                     411,069
Center Bancorp Inc                                                           613                       9,544
Central Bancorp Inc/MA                                                       600                      18,780

Commercial Banks
Central Pacific Financial Corp                                            24,100                     941,828
Chemical Financial Corp (b)                                               21,779                     649,014
Citizens Banking Corp                                                     21,550                     528,191
Community Bank System Inc (b)                                             30,600                     693,396
Community Banks Inc (b)                                                    7,063                     179,471
Dearborn Bancorp Inc (a)(b)                                                4,410                      77,484
Financial Institutions Inc                                                 2,600                      56,602
First Bank of Delaware (a)                                                 1,240                       4,340
First Community Bancorp Inc/CA (b)                                        18,900                   1,007,370
First Financial Corp/IN (b)                                                9,900                     326,601
First Mariner Bancorp Inc (a)                                              2,400                      41,400
First Merchants Corp (b)                                                  19,700                     510,033
FNB Financial Services Corp                                                1,500                      21,750
FNB United Corp                                                            1,500                      26,010
Gateway Financial Holdings Inc                                             4,427                      63,306
GB&T Bancshares Inc                                                       11,600                     246,036
German American Bancorp Inc                                                6,328                      88,022
Irwin Financial Corp                                                      53,100                   1,159,173
ITLA Capital Corp                                                         10,100                     613,575
Lakeland Bancorp Inc                                                       3,500                      51,905
MainSource Financial Group Inc (b)                                         3,565                      60,605
MB Financial Inc                                                          39,916                   1,473,699
Northeast Bancorp                                                            900                      17,604
Oak Hill Financial Inc                                                     3,998                     110,225
Omega Financial Corp (b)                                                   9,900                     327,591
Peoples Bancorp Inc/OH                                                     8,300                     240,783
Pinnacle Bancshares Inc                                                      200                       3,012
Premier Financial Bancorp                                                    700                      10,150
PrivateBancorp Inc (b)                                                    11,625                     434,659
PSB Bancorp Inc/PA (a)                                                     5,000                      81,200
Renasant Corp (b)                                                          8,079                     229,363
Republic First Bancorp Inc (a)                                               225                       2,896
Security Bank Corp/GA (b)                                                  3,800                      83,334
Simmons First National Corp                                               25,900                     796,166
Southern Community Financial Corp/NC                                      14,600                     155,198
Sterling Financial Corp/WA                                                29,572                     980,903
Sun American Bancorp (a)                                                     500                       2,580
Sun Bancorp Inc/NJ (a)(b)                                                 34,550                     677,525
Susquehanna Bancshares Inc                                                42,962                   1,084,361
UMB Financial Corp (b)                                                    20,632                     754,512
Umpqua Holdings Corp                                                      30,274                     861,295
WesBanco Inc (b)                                                          17,900                     569,220
Wintrust Financial Corp                                                    3,000                     137,370
                                                                                       ----------------------
                                                                                                  18,438,793
                                                                                       ----------------------
Commercial Services (1.14%)
Central Parking Corp (b)                                                  66,000                   1,314,720
Collectors Universe (b)                                                    5,900                      77,880
Intersections Inc (a)                                                      7,000                      83,860
Mac-Gray Corp (a)(b)                                                      15,100                     191,921
Perceptron Inc (a)                                                         6,900                      68,517
PHH Corp (a)(b)                                                           68,100                   1,992,606
Source Interlink Cos Inc (a)(b)                                           73,828                     542,636
Startek Inc                                                                1,100                      11,286
Team Inc (a)(b)                                                           10,640                     363,356
                                                                                       ----------------------
                                                                                                   4,646,782
                                                                                       ----------------------
Commercial Services - Finance (0.02%)
Newtek Business Services Inc (a)                                          22,400                      47,488
Rewards Network Inc (a)                                                    4,300                      27,993

Commercial Services - Finance
Track Data Corp (a)                                                        5,000                      16,500
                                                                                       ----------------------
                                                                                                      91,981
                                                                                       ----------------------
Communications Software (0.20%)
CallWave Inc (a)                                                          14,100                      43,569
Digi International Inc (a)                                                18,297                     227,249
Seachange International Inc (a)(b)                                        30,700                     307,000
Ulticom Inc (a)(b)                                                        28,475                     243,461
                                                                                       ----------------------
                                                                                                     821,279
                                                                                       ----------------------
Computer Aided Design (0.00%)
MSC.Software Corp (a)                                                        900                      14,130
                                                                                       ----------------------

Computer Data Security (0.01%)
SCM Microsystems Inc (a)                                                  11,000                      35,640
                                                                                       ----------------------

Computer Services (0.35%)
Analysts International Corp (a)                                           38,400                      71,424
BISYS Group Inc/The (a)                                                   19,300                     246,461
Ciber Inc (a)                                                             57,000                     392,160
Computer Horizons Corp (a)                                                30,600                     138,006
Computer Task Group Inc (a)                                               18,500                      86,950
iGate Corp (a)                                                             2,424                      16,435
Inforte Corp (a)                                                           8,920                      33,718
Pomeroy IT Solutions Inc (a)                                              10,500                      78,960
Technology Solutions Co (a)                                                1,480                      10,774
TechTeam Global Inc (a)                                                      800                       8,824
Tier Technologies Inc (a)                                                  7,000                      42,350
Tripos Inc (a)(b)                                                          1,800                       1,386
Tyler Technologies Inc (a)(b)                                             19,675                     273,482
Xanser Corp (a)                                                            4,800                      28,704
                                                                                       ----------------------
                                                                                                   1,429,634
                                                                                       ----------------------
Computer Software (0.10%)
Accelrys Inc (a)                                                           2,488                      15,799
Blackbaud Inc                                                             11,250                     269,662
Phoenix Technologies Ltd (a)                                              18,200                     114,478
                                                                                       ----------------------
                                                                                                     399,939
                                                                                       ----------------------
Computers - Integrated Systems (0.71%)
Agilysys Inc                                                              21,665                     410,552
Brocade Communications Systems Inc (a)(b)                                122,893                   1,054,420
Catapult Communications Corp (a)                                           3,400                      30,974
Delphax Technologies Inc (a)                                               5,800                       7,076
Echelon Corp (a)(b)                                                       48,109                     359,374
Micros Systems Inc (a)                                                    15,975                     899,392
Netscout Systems Inc (a)(b)                                               11,430                      95,441
NYFIX Inc (a)(b)                                                           6,300                      37,359
                                                                                       ----------------------
                                                                                                   2,894,588
                                                                                       ----------------------
Computers - Memory Devices (1.20%)
Ciprico Inc (a)                                                            6,700                      49,580
Dataram Corp                                                                 200                         898
Dot Hill Systems Corp (a)                                                 42,300                     161,586
Hutchinson Technology Inc (a)(b)                                          20,500                     455,510
Imation Corp                                                              61,900                   2,693,269
Iomega Corp (a)                                                           44,900                     175,110
Overland Storage Inc (a)                                                  12,600                      54,180
Quantum Corp (a)                                                         330,900                     823,941
Silicon Storage Technology Inc (a)                                        90,400                     450,192
                                                                                       ----------------------
                                                                                                   4,864,266
                                                                                       ----------------------

Computers - Peripheral Equipment (0.08%)
Astro-Med Inc                                                             11,500                     120,635
Franklin Electronic Publishers Inc (a)                                     6,000                      12,120
InFocus Corp (a)                                                          34,185                      91,616
KEY Tronic Corp (a)                                                        7,695                      30,780
Printronix Inc                                                             3,300                      40,425
Wells-Gardner Electronics Corp (a)                                         3,100                      14,260
                                                                                       ----------------------
                                                                                                     309,836
                                                                                       ----------------------
Computers - Voice Recognition (0.00%)
ThinkEngine Networks Inc (a)                                               1,100                       3,465
                                                                                       ----------------------

Consulting Services (0.59%)
Analex Corp (a)                                                            5,100                      18,513
BearingPoint Inc (a)(b)                                                  133,200                   1,066,932
Clark Inc                                                                 35,000                     578,200
Franklin Covey Co (a)                                                      4,800                      33,840
Management Network Group Inc (a)(b)                                       28,120                      44,148
MAXIMUS Inc                                                               13,700                     413,055
PDI Inc (a)                                                               25,681                     250,390
                                                                                       ----------------------
                                                                                                   2,405,078
                                                                                       ----------------------
Consumer Products - Miscellaneous (1.23%)
American Greetings Corp (b)                                               80,800                   1,940,816
Central Garden and Pet Co (a)                                             17,000                     761,430
CSS Industries Inc (b)                                                    21,500                     775,505
Prestige Brands Holdings Inc (a)(b)                                        2,100                      26,691
Russ Berrie & Co Inc (a)(b)                                               37,500                     555,000
Scotts Miracle-Gro Co/The                                                 17,275                     925,422
                                                                                       ----------------------
                                                                                                   4,984,864
                                                                                       ----------------------
Containers - Paper & Plastic (0.48%)
Chesapeake Corp                                                           35,500                     623,380
Graphic Packaging Corp (a)                                               269,600                   1,302,168
Mod-Pac Corp (a)                                                             895                       9,943
                                                                                       ----------------------
                                                                                                   1,935,491
                                                                                       ----------------------
Crystal & Giftware (0.00%)
Enesco Group Inc (a)                                                       3,000                         300
                                                                                       ----------------------

Data Processing & Management (0.09%)
Pegasystems Inc                                                           37,904                     352,128
                                                                                       ----------------------

Decision Support Software (0.00%)
GSE Systems Inc (a)                                                        1,280                       9,933
                                                                                       ----------------------

Diagnostic Kits (0.01%)
Medtox Scientific Inc (a)                                                  1,855                      23,076
                                                                                       ----------------------

Direct Marketing (0.01%)
Traffix Inc                                                               10,700                      59,385
                                                                                       ----------------------

Disposable Medical Products (0.12%)
Medical Action Industries Inc (a)                                          9,074                     286,285
Microtek Medical Holdings Inc (a)                                         48,672                     206,856
                                                                                       ----------------------
                                                                                                     493,141
                                                                                       ----------------------
Distribution & Wholesale (0.69%)
Advanced Marketing Services (a)                                            3,300                       1,089
Bell Microproducts Inc (a)(b)                                             51,800                     373,996
Brightpoint Inc (a)                                                       23,275                     256,258
Handleman Co (b)                                                          39,400                     295,500
Distribution & Wholesale
Huttig Building Products Inc (a)                                          17,000                      92,990
Industrial Distribution Group Inc (a)                                     10,000                     106,900
Jaco Electronics Inc (a)                                                   1,000                       3,250
Strategic Distribution Inc (a)                                             4,900                      48,804
Watsco Inc                                                                16,000                     816,320
WESCO International Inc (a)                                               13,535                     821,845
                                                                                       ----------------------
                                                                                                   2,816,952
                                                                                       ----------------------
Diversified Manufacturing Operations (1.38%)
Actuant Corp (b)                                                          11,150                     555,159
American Biltrite Inc (a)                                                  1,000                       9,070
Ameron International Corp                                                  2,563                     206,757
AO Smith Corp                                                                200                       7,670
AZZ Inc (a)(b)                                                             8,952                     358,349
Bairnco Corp                                                               3,100                      40,920
Bell Industries Inc (a)                                                    2,900                      12,992
EnPro Industries Inc (a)(b)                                               37,600                   1,242,680
Federal Signal Corp (b)                                                   15,500                     254,510
GP Strategies Corp (a)                                                    21,300                     181,902
Lydall Inc (a)                                                             5,600                      74,984
Standex International Corp                                                 6,100                     177,754
Teleflex Inc                                                              13,175                     879,826
Tredegar Corp                                                             70,300                   1,614,791
                                                                                       ----------------------
                                                                                                   5,617,364
                                                                                       ----------------------
Diversified Operations (0.08%)
Resource America Inc                                                       3,315                      89,008
Walter Industries Inc                                                      7,700                     216,986
                                                                                       ----------------------
                                                                                                     305,994
                                                                                       ----------------------
Diversified Operations & Commercial Services (0.09%)
Avalon Holdings Corp (a)                                                   4,600                      34,730
Viad Corp                                                                  7,600                     318,744
                                                                                       ----------------------
                                                                                                     353,474
                                                                                       ----------------------
E-Commerce - Services (0.00%)
Napster Inc (a)                                                            1,000                       4,010
                                                                                       ----------------------

Educational Software (0.05%)
PLATO Learning Inc (a)(b)                                                 42,700                     216,916
                                                                                       ----------------------

Electric - Integrated (0.16%)
Maine & Maritimes Corp                                                     2,700                      42,525
Unitil Corp                                                                2,100                      53,340
Westar Energy Inc (b)                                                     20,475                     543,816
                                                                                       ----------------------
                                                                                                     639,681
                                                                                       ----------------------
Electronic Components - Miscellaneous (0.99%)
Benchmark Electronics Inc (a)                                             47,566                   1,077,370
Blonder Tongue Laboratories (a)                                            1,700                       3,111
CTS Corp (b)                                                              66,300                   1,027,650
Cubic Corp                                                                 8,100                     169,290
IntriCon Corp (a)                                                            900                       4,500
Methode Electronics Inc                                                   29,869                     328,857
OSI Systems Inc (a)(b)                                                    29,200                     700,216
Planar Systems Inc (a)                                                    26,900                     280,029
Sparton Corp (a)                                                           3,836                      31,417
Stoneridge Inc (a)(b)                                                      9,400                      96,162
Sypris Solutions Inc                                                      45,293                     284,893
                                                                                       ----------------------
                                                                                                   4,003,495
                                                                                       ----------------------

Electronic Components - Semiconductors (2.21%)
Actel Corp (a)(b)                                                         45,800                     817,988
ALL American Semiconductor (a)                                             6,800                      21,216
Alliance Semiconductor Corp (a)                                           11,350                      49,373
Applied Micro Circuits Corp (a)                                          808,500                   2,781,240
AXT Inc (a)                                                               19,600                      93,884
Bookham Inc (a)(b)                                                        76,900                     223,010
California Micro Devices Corp (a)                                         11,500                      56,005
Ceva Inc (a)(b)                                                           14,000                     101,220
ESS Technology (a)(b)                                                     71,500                      79,365
Ibis Technology Corp (a)(b)                                                8,400                      12,180
Integrated Silicon Solution Inc (a)                                       75,800                     458,590
IXYS Corp (a)                                                             20,200                     182,002
Lattice Semiconductor Corp (a)(b)                                        285,700                   1,674,202
Microsemi Corp (a)                                                        19,850                     361,270
Richardson Electronics Ltd                                                25,600                     228,864
Skyworks Solutions Inc (a)(b)                                            155,011                   1,018,422
White Electronic Designs Corp (a)                                         44,000                     255,640
Zilog Inc (a)                                                              9,057                      40,304
Zoran Corp (a)                                                            37,292                     520,969
                                                                                       ----------------------
                                                                                                   8,975,744
                                                                                       ----------------------
Electronic Connectors (0.02%)
Innovex Inc/MN (a)                                                        34,600                      70,238
                                                                                       ----------------------

Electronic Measurement Instruments (0.20%)
Aehr Test Systems (a)                                                        182                       1,068
Analogic Corp                                                              6,289                     369,290
Axsys Technologies Inc (a)                                                 8,800                     146,784
Cyberoptics Corp (a)                                                       7,100                      96,063
LeCroy Corp (a)(b)                                                        10,857                     101,513
Zygo Corp (a)(b)                                                           7,200                     110,520
                                                                                       ----------------------
                                                                                                     825,238
                                                                                       ----------------------
Electronic Parts Distribution (0.04%)
NU Horizons Electronics Corp (a)                                          15,500                     156,705
                                                                                       ----------------------

Electronic Security Devices (0.03%)
Compudyne Corp (a)                                                        15,700                     122,774
Vicon Industries Inc (a)                                                   2,200                       7,964
                                                                                       ----------------------
                                                                                                     130,738
                                                                                       ----------------------
Electronics - Military (0.00%)
Merrimac Industries Inc (a)                                                  800                       7,520
                                                                                       ----------------------

E-Marketing & Information (0.05%)
Netratings Inc (a)                                                        11,800                     214,170
                                                                                       ----------------------

Energy - Alternate Sources (0.06%)
Headwaters Inc (a)(b)                                                      8,500                     193,120
Quantum Fuel Systems Technologies World (a)(b)                            36,055                      53,722
                                                                                       ----------------------
                                                                                                     246,842
                                                                                       ----------------------
Engineering - Research & Development Services (0.03%)
National Technical SYS Inc (a)                                             5,700                      34,257
Servidyne Inc                                                                500                       2,150
Shaw Group Inc/The (a)(b)                                                  3,084                     104,116
                                                                                       ----------------------
                                                                                                     140,523
                                                                                       ----------------------
Engines - Internal Combustion (0.14%)
Briggs & Stratton Corp (b)                                                19,175                     568,347
                                                                                       ----------------------

Enterprise Software & Services (0.44%)
JDA Software Group Inc (a)(b)                                             25,971                     415,536
Lawson Software Inc (a)(b)                                                87,500                     657,125
Neoware Inc (a)(b)                                                         3,200                      37,792
Pervasive Software Inc (a)                                                41,400                     151,938
SYNNEX Corp (a)(b)                                                        28,200                     541,440
                                                                                       ----------------------
                                                                                                   1,803,831

                                                                                       ----------------------
Environmental Consulting & Engineering (0.04%)
TRC Cos Inc (a)(b)                                                        16,000                     165,120
                                                                                       ----------------------

E-Services - Consulting (0.02%)
Keynote Systems Inc (a)                                                    6,850                      80,967
                                                                                       ----------------------

Fiduciary Banks (0.17%)
Boston Private Financial Holdings Inc                                     23,300                     673,836
                                                                                       ----------------------

Filtration & Separation Products (0.00%)
Mfri Inc (a)                                                                  93                       1,776
                                                                                       ----------------------

Finance - Auto Loans (0.01%)
Consumer Portfolio Services (a)                                            3,165                      23,168
First Investors Financial Services (a)                                       800                       5,760
                                                                                       ----------------------
                                                                                                      28,928
                                                                                       ----------------------
Finance - Consumer Loans (0.05%)
Firstcity Financial Corp (a)                                               8,580                      93,522
Ocwen Financial Corp (a)(b)                                                7,400                     104,192
                                                                                       ----------------------
                                                                                                     197,714
                                                                                       ----------------------
Finance - Credit Card (0.27%)
Advanta Corp - A Shares                                                    4,797                     206,367
Advanta Corp - B Shares                                                    8,255                     383,115
CompuCredit Corp (a)(b)                                                   13,775                     487,497
                                                                                       ----------------------
                                                                                                   1,076,979
                                                                                       ----------------------
Finance - Investment Banker & Broker (1.72%)
Cowen Group Inc (a)                                                        1,700                      35,317
Friedman Billings Ramsey Group Inc (b)                                    73,450                     577,317
Knight Capital Group Inc (a)(b)                                          133,900                   2,419,573
LaBranche & Co Inc (a)(b)                                                 28,800                     270,144
Piper Jaffray Cos (a)(b)                                                  37,800                   2,605,932
Raymond James Financial Inc                                               33,088                   1,056,169
                                                                                       ----------------------
                                                                                                   6,964,452
                                                                                       ----------------------
Finance - Leasing Company (0.18%)
California First National Bancorp                                          1,100                      15,400
Financial Federal Corp                                                    20,975                     599,885
Marlin Business Services Corp (a)(b)                                       4,600                     107,778
MicroFinancial Inc                                                         5,975                      23,004
                                                                                       ----------------------
                                                                                                     746,067
                                                                                       ----------------------
Finance - Mortgage Loan/Banker (0.12%)
Accredited Home Lenders Holding Co (a)(b)                                  1,600                      44,432
Delta Financial Corp (b)                                                  18,200                     198,744
Federal Agricultural Mortgage Corp                                         7,600                     211,052
Franklin Credit Management Corp (a)(b)                                     5,500                      27,995
                                                                                       ----------------------
                                                                                                     482,223
                                                                                       ----------------------
Finance - Other Services (0.02%)
eSpeed Inc (a)                                                            11,900                      95,200
                                                                                       ----------------------


Financial Guarantee Insurance (0.33%)
Triad Guaranty Inc (a)(b)                                                 26,200                   1,349,300
                                                                                       ----------------------

Fisheries (0.04%)
Zapata Corp (a)                                                           22,800                     164,388
                                                                                       ----------------------

Food - Baking (0.01%)
Tasty Baking Co                                                            2,300                      21,275
                                                                                       ----------------------

Food - Meat Products (0.02%)
Premium Standard Farms Inc (b)                                             3,500                      66,570
                                                                                       ----------------------

Food - Miscellaneous/Diversified (1.34%)
American Italian Pasta Co (a)(b)                                          33,550                     345,565
Cal-Maine Foods Inc                                                       18,600                     211,668
Chiquita Brands International Inc (b)                                     74,500                   1,182,315
Corn Products International Inc                                           10,250                     351,063
Golden Enterprises Inc                                                       700                       2,177
Hain Celestial Group Inc (a)(b)                                           65,873                   1,936,666
John B Sanfilippo & Son (a)(b)                                            20,676                     282,641
M&F Worldwide Corp (a)                                                    15,500                     528,550
Monterey Gourmet Foods Inc (a)                                            13,100                      56,068
Ralcorp Holdings Inc (a)                                                   9,825                     543,715
                                                                                       ----------------------
                                                                                                   5,440,428
                                                                                       ----------------------
Food - Retail (0.17%)
Ingles Markets Inc                                                         3,680                     134,761
Ruddick Corp                                                                 100                       2,780
Weis Markets Inc (b)                                                      12,353                     534,638
                                                                                       ----------------------
                                                                                                     672,179
                                                                                       ----------------------
Food - Wholesale & Distribution (0.35%)
Nash Finch Co (b)                                                         10,400                     300,352
Performance Food Group Co (a)(b)                                          38,000                   1,127,080
                                                                                       ----------------------
                                                                                                   1,427,432
                                                                                       ----------------------
Footwear & Related Apparel (0.15%)
Lacrosse Footwear Inc (a)                                                  1,200                      16,440
Phoenix Footwear Group Inc (a)(b)                                         20,000                     107,000
Rocky Brands Inc (a)(b)                                                    2,900                      44,921
Stride Rite Corp                                                          25,500                     440,130
Vulcan International Corp                                                    200                      11,720
                                                                                       ----------------------
                                                                                                     620,211
                                                                                       ----------------------
Funeral Services & Related Items (0.38%)
Carriage Services Inc (a)(b)                                              32,300                     174,420
Stewart Enterprises Inc                                                  190,600                   1,355,166
                                                                                       ----------------------
                                                                                                   1,529,586
                                                                                       ----------------------
Gambling (Non-Hotel) (0.03%)
Lakes Entertainment Inc (a)(b)                                            15,800                     135,248
                                                                                       ----------------------

Gas - Distribution (0.59%)
New Jersey Resources Corp                                                 11,100                     517,260
Northwest Natural Gas Co                                                  12,425                     505,573
South Jersey Industries Inc (b)                                           25,300                     835,912
Vectren Corp                                                              19,350                     544,122
                                                                                       ----------------------
                                                                                                   2,402,867

                                                                                       ----------------------
Golf (0.10%)
Callaway Golf Co (b)                                                      23,900                     394,828
                                                                                       ----------------------


Health Care Cost Containment (0.04%)
Hooper Holmes Inc                                                         48,100                     162,097
Prospect Medical Holdings Inc (a)                                          1,200                       7,044
                                                                                       ----------------------
                                                                                                     169,141
                                                                                       ----------------------
Healthcare Safety Device (0.05%)
Cardiac Science Corp (a)                                                  23,000                     211,140
                                                                                       ----------------------

Home Furnishings (1.01%)
Bassett Furniture Industries Inc                                           7,700                     121,968
Chromcraft Revington Inc (a)                                               2,500                      20,225
Flexsteel Industries                                                       2,364                      33,025
Furniture Brands International Inc (b)                                    96,500                   1,608,655
Kimball International Inc                                                 44,800                   1,103,872
La-Z-Boy Inc (b)                                                          94,600                   1,218,448
Rowe Cos/The (a)(c)                                                        6,200                          62
                                                                                       ----------------------
                                                                                                   4,106,255
                                                                                       ----------------------
Hotels & Motels (0.41%)
Interstate Hotels & Resorts Inc (a)                                       26,900                     197,984
Lodgian Inc (a)(b)                                                        21,900                     288,861
Marcus Corp                                                               31,764                     759,477
Red Lion Hotels Corp (a)                                                  33,800                     406,614
                                                                                       ----------------------
                                                                                                   1,652,936
                                                                                       ----------------------
Housewares (0.21%)
Libbey Inc (b)                                                            11,750                     139,825
National Presto Industries Inc (b)                                        11,500                     722,200
                                                                                       ----------------------
                                                                                                     862,025
                                                                                       ----------------------
Human Resources (1.59%)
Ablest Inc (a)                                                             3,500                      25,690
CDI Corp (b)                                                              12,800                     332,288
Cross Country Healthcare Inc (a)(b)                                       29,356                     662,271
Edgewater Technology Inc (a)                                              11,900                      75,208
Kelly Services Inc (b)                                                    29,329                     909,492
Medical Staffing Network Holdings Inc (a)                                 48,300                     320,712
MPS Group Inc (a)(b)                                                     188,100                   2,817,738
On Assignment Inc (a)(b)                                                  13,950                     180,095
RCM Technologies Inc (a)                                                   9,300                      63,054
Spherion Corp (a)                                                        127,400                   1,048,502
Westaff Inc (a)(b)                                                         6,500                      32,435
                                                                                       ----------------------
                                                                                                   6,467,485
                                                                                       ----------------------
Identification Systems - Development (0.53%)
L-1 Identity Solutions Inc (a)(b)                                         33,000                     476,520
Paxar Corp (a)(b)                                                         75,500                   1,659,490
                                                                                       ----------------------
                                                                                                   2,136,010
                                                                                       ----------------------
Industrial Audio & Video Products (0.02%)
Ballantyne of Omaha Inc (a)                                               10,600                      52,788
Rockford Corp/Arizona (a)(b)                                               3,600                       8,892
                                                                                       ----------------------
                                                                                                      61,680
                                                                                       ----------------------
Industrial Automation & Robots (0.22%)
Nordson Corp                                                              17,325                     896,049
                                                                                       ----------------------

Instruments - Controls (0.08%)
Frequency Electronics Inc (b)                                             10,900                     130,909
Spectrum Control Inc (a)                                                  15,900                     191,118
Technology Research Corp                                                   1,900                       9,386
                                                                                       ----------------------
                                                                                                     331,413
                                                                                       ----------------------

Instruments - Scientific (0.04%)
Meade Instruments Corp (a)                                                42,366                     116,930
OI Corp                                                                    1,700                      18,037
Winland Electronics Inc (a)                                                1,800                       6,786
                                                                                       ----------------------
                                                                                                     141,753
                                                                                       ----------------------
Insurance Brokers (0.08%)
Hilb Rogal & Hobbs Co (b)                                                  7,925                     334,831
                                                                                       ----------------------

Internet Application Software (0.81%)
@Road Inc (a)(b)                                                          46,247                     343,153
Interwoven Inc (a)(b)                                                     94,900                   1,489,930
RealNetworks Inc (a)                                                       7,303                      77,923
S1 Corp (a)(b)                                                            67,710                     389,332
Vignette Corp (a)(b)                                                      55,850                   1,000,832
                                                                                       ----------------------
                                                                                                   3,301,170
                                                                                       ----------------------
Internet Connectivity Services (0.10%)
PC-Tel Inc (a)                                                            43,627                     412,275
                                                                                       ----------------------

Internet Content - Entertainment (0.03%)
Alloy Inc (a)                                                              9,850                     116,920
                                                                                       ----------------------

Internet Content - Information & News (0.56%)
Autobytel Inc (a)(b)                                                     103,540                     384,134
Harris Interactive Inc (a)                                               179,400                     934,674
Infospace Inc (a)(b)                                                      27,300                     634,452
Looksmart (a)                                                             15,020                      72,246
ProQuest Co (a)(b)                                                        23,300                     258,630
                                                                                       ----------------------
                                                                                                   2,284,136
                                                                                       ----------------------
Internet Financial Services (0.01%)
Insweb Corp (a)                                                            1,000                       3,170
Netbank Inc                                                                6,800                      25,636
                                                                                       ----------------------
                                                                                                      28,806
                                                                                       ----------------------
Internet Incubators (0.13%)
Internet Capital Group Inc (a)(b)                                         30,600                     340,578
Safeguard Scientifics Inc (a)                                             70,800                     186,912
                                                                                       ----------------------
                                                                                                     527,490
                                                                                       ----------------------
Internet Infrastructure Software (0.11%)
Openwave Systems Inc (a)(b)                                               15,100                     133,182
Quovadx Inc (a)                                                           21,500                      57,190
SupportSoft Inc (a)                                                       32,400                     220,320
TeleCommunication Systems Inc (a)(b)                                       8,300                      31,623
                                                                                       ----------------------
                                                                                                     442,315
                                                                                       ----------------------
Internet Security (0.17%)
ActivIdentity Corp (a)                                                    35,514                     182,897
Secure Computing Corp (a)(b)                                               9,700                      64,602
SonicWALL Inc (a)                                                         53,000                     446,790
                                                                                       ----------------------
                                                                                                     694,289
                                                                                       ----------------------
Intimate Apparel (0.29%)
Warnaco Group Inc/The (a)(b)                                              41,088                   1,162,380
                                                                                       ----------------------

Investment Companies (0.57%)
Hercules Technology Growth Capital Inc (b)                                12,600                     178,794
MCG Capital Corp                                                          86,903                   1,718,072
Medallion Financial Corp                                                  35,900                     405,311
                                                                                       ----------------------
                                                                                                   2,302,177
                                                                                       ----------------------

Investment Management & Advisory Services (0.33%)
Affiliated Managers Group Inc (a)(b)                                      11,900                   1,325,660
                                                                                       ----------------------

Lasers - Systems & Components (0.52%)
Coherent Inc (a)(b)                                                       27,500                     845,625
Electro Scientific Industries Inc (a)(b)                                  26,216                     550,274
Newport Corp (a)(b)                                                       36,235                     723,250
                                                                                       ----------------------
                                                                                                   2,119,149
                                                                                       ----------------------
Leisure & Recreation Products (0.42%)
Brunswick Corp                                                             9,750                     332,573
Johnson Outdoors Inc (a)                                                   6,500                     120,315
K2 Inc (a)                                                                86,200                   1,041,296
Multimedia Games Inc (a)(b)                                               18,300                     189,771
                                                                                       ----------------------
                                                                                                   1,683,955
                                                                                       ----------------------
Life & Health Insurance (2.07%)
American Equity Investment Life Holding Co (b)                            91,100                   1,166,991
Delphi Financial Group                                                    12,600                     496,944
FBL Financial Group Inc                                                   42,900                   1,664,949
Great American Financial Resources Inc                                    35,100                     777,114
Independence Holding Co                                                    6,000                     135,900
KMG America Corp (a)                                                      18,550                     171,588
Penn Treaty American Corp (a)                                             20,525                     167,894
Phoenix Cos Inc/The                                                      175,600                   2,639,268
Presidential Life Corp (b)                                                53,596                   1,164,641
                                                                                       ----------------------
                                                                                                   8,385,289
                                                                                       ----------------------
Linen Supply & Related Items (0.29%)
Angelica Corp                                                              6,950                     186,330
G&K Services Inc (b)                                                      17,200                     641,388
Unifirst Corp/MA (b)                                                       8,100                     336,393
                                                                                       ----------------------
                                                                                                   1,164,111
                                                                                       ----------------------
Machinery - Electrical (0.12%)
Regal-Beloit Corp                                                          9,700                     488,104
                                                                                       ----------------------

Machinery - Farm (0.12%)
Alamo Group Inc                                                            9,800                     236,964
Gehl Co (a)(b)                                                             9,500                     254,125
                                                                                       ----------------------
                                                                                                     491,089

                                                                                       ----------------------
Machinery - General Industry (0.66%)
Applied Industrial Technologies Inc                                       50,175                   1,229,287
IDEX Corp                                                                 14,000                     726,600
Kadant Inc (a)(b)                                                         25,600                     700,160
TB Wood's Corp                                                               792                      14,256
                                                                                       ----------------------
                                                                                                   2,670,303
                                                                                       ----------------------
Machinery - Material Handling (0.01%)
Key Technology Inc (a)                                                     2,700                      39,690
                                                                                       ----------------------

Machinery - Pumps (0.11%)
Tecumseh Products Co (a)(b)                                               24,200                     433,422
                                                                                       ----------------------

Machinery - Thermal Processing (0.00%)
Global Power Equipment Group Inc/ (a)(b)                                   7,895                       9,079
                                                                                       ----------------------

Machinery Tools & Related Products (0.02%)
Hardinge Inc                                                               6,700                      98,490
                                                                                       ----------------------


Medical - Biomedical/Gene (0.32%)
Applera Corp - Celera Group (a)                                            2,400                      38,064
Avigen Inc (a)                                                             8,632                      49,893
CuraGen Corp (a)(b)                                                       10,200                      45,084
Enzon Pharmaceuticals Inc (a)(b)                                           6,000                      53,520
Gene Logic Inc (a)                                                        48,833                      80,574
Harvard Bioscience Inc (a)                                                47,800                     253,340
Immunogen Inc (a)(b)                                                       1,000                       4,690
Martek Biosciences Corp (a)(b)                                            14,100                     328,671
Maxygen Inc (a)(b)                                                        19,119                     217,192
Nanogen Inc (a)(b)                                                        38,700                      68,499
Neose Technologies Inc (a)(b)                                             47,700                     104,463
Orchid Cellmark Inc (a)                                                    5,600                      21,112
Praecis Pharmaceuticals Inc (a)                                            9,200                      45,816
                                                                                       ----------------------
                                                                                                   1,310,918

                                                                                       ----------------------
Medical - Drugs (0.11%)
Bradley Pharmaceuticals Inc (a)(b)                                        12,500                     251,375
Infinity Pharmaceuticals Inc (a)                                          13,900                     202,523
                                                                                       ----------------------
                                                                                                     453,898
                                                                                       ----------------------
Medical - Generic Drugs (0.34%)
Alpharma Inc (b)                                                          50,100                   1,380,255
                                                                                       ----------------------

Medical - Hospitals (0.11%)
Medcath Corp (a)(b)                                                       13,665                     391,366
Symbion Inc (a)                                                            3,300                      61,710
                                                                                       ----------------------
                                                                                                     453,076
                                                                                       ----------------------
Medical - Nursing Homes (0.78%)
Genesis HealthCare Corp (a)(b)                                            36,300                   2,222,286
Kindred Healthcare Inc (a)                                                33,100                     949,970
                                                                                       ----------------------
                                                                                                   3,172,256
                                                                                       ----------------------
Medical - Outpatient & Home Medical Care (0.38%)
Allied Healthcare International Inc (a)                                   46,810                     140,430
Amedisys Inc (a)                                                          10,000                     323,200
American Shared Hospital Services                                            800                       5,200
Gentiva Health Services Inc (a)                                           19,000                     376,200
LHC Group Inc (a)(b)                                                      21,600                     562,248
National Home Health Care Corp                                             1,200                      14,028
Pediatric Services of America Inc (a)                                      8,100                     104,652
Res-Care Inc (a)                                                           1,200                      20,844
                                                                                       ----------------------
                                                                                                   1,546,802
                                                                                       ----------------------
Medical Imaging Systems (0.01%)
E-Z-Em-Inc (a)                                                             2,000                      35,640
                                                                                       ----------------------

Medical Information Systems (0.03%)
AMICAS Inc (a)                                                            43,300                     132,498
                                                                                       ----------------------

Medical Instruments (0.28%)
Angiodynamics Inc (a)                                                      6,354                     167,750
Bruker BioSciences Corp (a)(b)                                            23,414                     174,434
Conmed Corp (a)(b)                                                        21,900                     529,980
Datascope Corp                                                             5,654                     208,859
New Brunswick Scientific Inc (a)                                           1,800                      14,472
OccuLogix Inc (a)(b)                                                       6,600                      12,210
Orthologic Corp (a)                                                       22,475                      31,690
                                                                                       ----------------------
                                                                                                   1,139,395
                                                                                       ----------------------
Medical Products (0.32%)
ATS Medical Inc (a)(b)                                                    25,000                      54,000

Medical Products
Caliper Life Sciences Inc (a)                                             23,000                     138,000
Cantel Medical Corp (a)(b)                                                12,100                     196,504
Hanger Orthopedic Group Inc (a)                                            6,100                      54,595
HealthTronics Inc (a)(b)                                                  32,200                     207,690
Kewaunee Scientific Corp                                                     700                       6,846
Langer Inc (a)                                                             2,100                       8,400
Misonix Inc (a)                                                           15,200                      79,800
North American Scientific Inc (a)                                          1,300                       1,352
Osteotech Inc (a)                                                         30,900                     169,332
Sonic Innovations Inc (a)                                                 10,000                      60,400
Span-America Medical Systems Inc                                           1,400                      23,786
SRI/Surgical Express Inc (a)                                               4,400                      26,400
Synovis Life Technologies Inc (a)(b)                                      21,100                     260,585
                                                                                       ----------------------
                                                                                                   1,287,690
                                                                                       ----------------------
Metal - Iron (0.35%)
Cleveland-Cliffs Inc                                                      14,325                     783,004
Gibraltar Industries Inc (b)                                              26,109                     640,454
                                                                                       ----------------------
                                                                                                   1,423,458
                                                                                       ----------------------
Metal Processors & Fabrication (0.73%)
Ampco-Pittsburgh Corp                                                        300                       8,949
CIRCOR International Inc                                                  28,200                   1,017,738
Intermet Corp (a)(c)(d)                                                      100                           -
NN INC                                                                    15,000                     191,550
Quanex Corp (b)                                                           14,000                     548,660
Wolverine Tube Inc (a)(b)                                                  9,500                       7,885
Worthington Industries Inc (b)                                            61,300                   1,175,734
                                                                                       ----------------------
                                                                                                   2,950,516
                                                                                       ----------------------
Metal Products - Distribution (0.01%)
AM Castle & Co (b)                                                         1,900                      47,500
                                                                                       ----------------------

Metal Products - Fasteners (0.00%)
Chicago Rivet & Machine Co                                                   300                       6,684
Eastern Co/The                                                               600                      12,066
                                                                                       ----------------------
                                                                                                      18,750
                                                                                       ----------------------
Motion Pictures & Services (0.01%)
Image Entertainment Inc (a)                                               14,700                      52,038
                                                                                       ----------------------

MRI - Medical Diagnostic Imaging (0.00%)
RadNet Inc (a)                                                             1,700                      10,200
                                                                                       ----------------------

Multi-Line Insurance (1.47%)
Alfa Corp                                                                 45,642                     860,808
Atlantic American Corp (a)                                                 7,500                      25,050
Citizens Inc/TX (a)(b)                                                    20,442                     147,183
Direct General Corp                                                       43,200                     898,560
HCC Insurance Holdings Inc                                                28,340                     884,208
Horace Mann Educators Corp                                                80,800                   1,602,264
National Security Group Inc                                                  300                       5,079
United Fire & Casualty Co (b)                                             45,759                   1,548,942
Vesta Insurance Group Inc (a)                                              2,000                           3
                                                                                       ----------------------
                                                                                                   5,972,097
                                                                                       ----------------------
Multimedia (0.43%)
Entravision Communications Corp (a)(b)                                   109,600                     876,800
Journal Communications Inc                                                 4,000                      53,880
Media General Inc                                                         18,300                     732,183

Multimedia
Triple Crown Media Inc (a)                                                 7,730                      85,030
                                                                                       ----------------------
                                                                                                   1,747,893
                                                                                       ----------------------
Music (0.03%)
Steinway Musical Instruments (a)                                           3,600                     125,892
                                                                                       ----------------------

Networking Products (1.60%)
3Com Corp (a)(b)                                                         698,000                   2,722,200
Adaptec Inc (a)                                                          104,900                     377,640
Aeroflex Inc (a)(b)                                                       58,134                     695,283
Avici Systems Inc (a)                                                      8,300                      57,602
Black Box Corp (b)                                                        30,300                   1,244,724
Performance Technologies Inc (a)                                          16,050                      95,979
SafeNet Inc (a)(b)                                                        44,000                   1,100,440
Stratos International Inc (a)                                             13,900                     100,636
Zhone Technologies Inc (a)(b)                                             97,700                     115,286
                                                                                       ----------------------
                                                                                                   6,509,790
                                                                                       ----------------------
Non-Ferrous Metals (0.26%)
USEC Inc                                                                  76,400                   1,035,984
                                                                                       ----------------------

Non-Hazardous Waste Disposal (0.31%)
Waste Connections Inc (a)                                                 27,600                   1,202,532
Waste Industries USA Inc                                                   2,098                      62,038
                                                                                       ----------------------
                                                                                                   1,264,570
                                                                                       ----------------------
Office Automation & Equipment (0.36%)
IKON Office Solutions Inc                                                 97,240                   1,448,876
TRM Corp (a)                                                               4,000                      11,880
                                                                                       ----------------------
                                                                                                   1,460,756
                                                                                       ----------------------
Office Furnishings - Original (0.20%)
HNI Corp (b)                                                              16,625                     806,978
                                                                                       ----------------------

Office Supplies & Forms (0.08%)
Ennis Inc                                                                 11,700                     294,723
Nashua Corp (a)                                                            4,100                      31,119
                                                                                       ----------------------
                                                                                                     325,842
                                                                                       ----------------------
Oil - Field Services (1.74%)
Hanover Compressor Co (a)(b)                                              61,495                   1,189,928
Hornbeck Offshore Services Inc (a)                                         8,750                     240,800
Infinity Energy Resources Inc (a)                                          2,495                       8,957
Newpark Resources (a)(b)                                                  52,700                     333,064
Oil States International Inc (a)(b)                                       15,275                     440,226
Trico Marine Services Inc (a)(b)                                          12,200                     396,866
Universal Compression Holdings Inc (a)                                    73,895                   4,466,214
                                                                                       ----------------------
                                                                                                   7,076,055
                                                                                       ----------------------
Oil & Gas Drilling (0.05%)
Pioneer Drilling Co (a)(b)                                                15,500                     196,385
                                                                                       ----------------------

Oil Company - Exploration & Production (2.38%)
Arena Resources Inc (a)(b)                                                17,905                     762,932
Bois d'Arc Energy Inc (a)(b)                                              17,400                     267,264
Bringham Exploration Co. (a)(b)                                           43,100                     265,065
Callon Petroleum Co (a)(b)                                                24,300                     337,284
Comstock Resources Inc (a)                                                30,200                     964,890
Edge Petroleum Corp (a)(b)                                                 9,900                     146,619
Encore Acquisition Co (a)(b)                                              33,000                     856,350
Gulfport Energy Corp (a)(b)                                               22,670                     270,906
Harvest Natural Resources Inc (a)(b)                                      29,100                     292,746
Oil Company - Exploration & Production
Mariner Energy Inc (a)(b)                                                 39,300                     790,323
Meridian Resource Corp (a)                                                76,400                     212,392
PetroHawk Energy Corp (a)(b)                                              46,018                     531,048
Petroleum Development Corp (a)(b)                                          7,200                     368,856
Rosetta Resources Inc (a)(b)                                              35,175                     661,642
Stone Energy Corp (a)                                                     21,800                     740,982
Swift Energy Co (a)(b)                                                    24,300                   1,077,462
Whiting Petroleum Corp (a)                                                24,400                   1,111,908
                                                                                       ----------------------
                                                                                                   9,658,669
                                                                                       ----------------------
Optical Recognition Equipment (0.04%)
Digimarc Corp (a)                                                         18,100                     172,312
                                                                                       ----------------------

Paper & Related Products (1.20%)
Bowater Inc (b)                                                           26,700                     730,779
Buckeye Technologies Inc (a)                                              30,100                     360,297
Caraustar Industries Inc (a)                                              44,400                     353,424
Glatfelter (b)                                                            79,800                   1,291,962
Pope & Talbot Inc (a)(b)                                                  13,200                      92,532
Rock-Tenn Co                                                              24,600                     804,912
Schweitzer-Mauduit International Inc                                      26,700                     648,543
Wausau Paper Corp                                                         40,900                     582,416
                                                                                       ----------------------
                                                                                                   4,864,865
                                                                                       ----------------------
Pharmacy Services (0.04%)
BioScrip Inc (a)                                                          44,600                     142,274
Curative Health Services Inc (a)(c)(d)                                     4,500                           -
Standard Management Corp (a)                                               1,700                         136
                                                                                       ----------------------
                                                                                                     142,410
                                                                                       ----------------------
Photo Equipment & Supplies (0.00%)
Concord Camera Corp (a)                                                    1,442                       6,994
                                                                                       ----------------------

Physical Therapy & Rehabilitation Centers (0.02%)
RehabCare Group Inc (a)(b)                                                 6,300                      95,634
                                                                                       ----------------------

Physician Practice Management (0.34%)
American Dental Partners Inc (a)                                           2,800                      59,500
I-Trax Inc (a)(b)                                                         23,300                      86,210
OCA Inc (a)(b)(c)(d)                                                       1,600                           -
Pediatrix Medical Group Inc (a)                                           23,700                   1,245,198
                                                                                       ----------------------
                                                                                                   1,390,908
                                                                                       ----------------------
Pollution Control (0.00%)
Catalytica Energy Systems Inc (a)                                          3,300                       5,379
                                                                                       ----------------------

Poultry (0.11%)
Sanderson Farms Inc                                                       13,800                     436,356
                                                                                       ----------------------

Power Converter & Supply Equipment (0.10%)
C&D Technologies Inc (b)                                                  49,600                     267,840
Espey Manufacturing & Electronics Corp                                     1,400                      25,620
Magnetek Inc (a)                                                          23,600                     123,192
                                                                                       ----------------------
                                                                                                     416,652
                                                                                       ----------------------
Printing - Commercial (0.05%)
Bowne & Co Inc                                                             1,800                      27,072
Champion Industries Inc/WV                                                18,958                     160,006
Tufco Technologies Inc (a)                                                 1,300                       9,737
                                                                                       ----------------------
                                                                                                     196,815
                                                                                       ----------------------

Private Corrections (0.04%)
Cornell Cos Inc (a)                                                        7,700                     146,146
                                                                                       ----------------------

Property & Casualty Insurance (5.09%)
21st Century Insurance Group (b)                                          68,000                   1,444,320
Affirmative Insurance Holdings Inc                                         3,900                      67,665
American Physicians Capital Inc (a)                                       16,050                     621,135
Argonaut Group Inc (a)                                                    54,800                   1,837,992
Baldwin & Lyons Inc (b)                                                   33,400                     872,408
Bancinsurance Corp (a)                                                       600                       3,660
Bristol West Holdings Inc (b)                                             11,600                     192,212
CNA Surety Corp (a)                                                       38,100                     809,625
Donegal Group Inc                                                         28,088                     532,829
EMC Insurance Group Inc (b)                                               11,939                     401,509
Fpic Insurance Group Inc (a)(b)                                           18,100                     794,409
Harleysville Group Inc                                                    49,321                   1,676,914
Infinity Property & Casualty Corp (b)                                     37,300                   1,784,432
Investors Title Co                                                           700                      37,604
LandAmerica Financial Group Inc (b)                                       32,700                   2,062,062
Meadowbrook Insurance Group Inc (a)                                       81,800                     821,272
Mercer Insurance Group Inc                                                 5,400                      98,280
Merchants Group Inc                                                        1,500                      49,245
Midland Co/The                                                            19,900                     915,002
Navigators Group Inc (a)                                                  15,600                     745,524
NYMAGIC Inc                                                                8,700                     354,351
Ohio Casualty Corp                                                             1                          30
PMA Capital Corp (a)                                                      57,100                     534,456
ProAssurance Corp (a)                                                      1,400                      71,106
Procentury Corp                                                           11,000                     216,150
RLI Corp (b)                                                               1,900                     105,146
RTW Inc (a)                                                               18,600                     171,864
SCPIE Holdings Inc (a)                                                     9,300                     243,474
Selective Insurance Group (b)                                             19,400                     998,130
State Auto Financial Corp (b)                                             20,100                     646,818
Stewart Information Services Corp (b)                                     31,200                   1,311,648
Unico American Corp (a)                                                   15,500                     202,740
United America Indemnity Ltd (a)                                           2,404                      57,984
                                                                                       ----------------------
                                                                                                  20,681,996
                                                                                       ----------------------
Protection - Safety (0.02%)
Integrated Alarm Services Group Inc (a)(b)                                19,000                      66,500
Mace Security International Inc (a)                                       11,900                      32,249
                                                                                       ----------------------
                                                                                                      98,749
                                                                                       ----------------------
Publicly Traded Investment Fund (0.52%)
iShares Russell 2000 Value Index Fund (b)                                 25,800                   2,094,960
                                                                                       ----------------------

Publishing - Books (0.45%)
Scholastic Corp (a)                                                       52,000                   1,838,200
                                                                                       ----------------------

Racetracks (0.06%)
Churchill Downs Inc                                                        2,100                      87,759
Dover Motorsports Inc                                                     30,700                     166,394
                                                                                       ----------------------
                                                                                                     254,153
                                                                                       ----------------------
Radio (1.36%)
Beasley Broadcasting Group Inc                                             6,250                      59,313
Citadel Broadcasting Corp                                                167,500                   1,778,850
Cox Radio Inc (a)                                                         28,900                     452,574
Cumulus Media Inc (a)(b)                                                 107,383                   1,110,340
Emmis Communications Corp (b)                                             25,200                     217,728

Radio
Entercom Communications Corp                                              32,800                     924,632
Radio One Inc - Class D (a)(b)                                            91,880                     675,318
Regent Communications Inc (a)                                              8,500                      26,095
Saga Communications Inc (a)                                               12,200                     112,850
Salem Communications Corp (b)                                              3,300                      40,491
Spanish Broadcasting System (a)                                           31,048                     126,055
                                                                                       ----------------------
                                                                                                   5,524,246
                                                                                       ----------------------
Real Estate Magagement & Services (0.02%)
United Capital Corp (a)                                                    1,900                      60,515
ZipRealty Inc (a)(b)                                                       1,200                       8,940
                                                                                       ----------------------
                                                                                                      69,455
                                                                                       ----------------------
Real Estate Operator & Developer (0.09%)
Avatar Holdings Inc (a)(b)                                                 1,700                     137,156
California Coastal Communities Inc (a)(b)                                 10,800                     217,404
Stratus Properties Inc (a)                                                   600                      20,418
                                                                                       ----------------------
                                                                                                     374,978
                                                                                       ----------------------
Recreational Centers (0.02%)
Bally Total Fitness Holding Corp (a)(b)                                   35,000                      69,300
                                                                                       ----------------------

Recreational Vehicles (0.03%)
Arctic Cat Inc                                                             6,100                     112,545
                                                                                       ----------------------

Recycling (0.06%)
Metal Management Inc                                                       6,100                     250,344
                                                                                       ----------------------

REITS - Diversified (0.55%)
Longview Fibre Co                                                         70,063                   1,469,922
Potlatch Corp (b)                                                         16,426                     775,471
                                                                                       ----------------------
                                                                                                   2,245,393
                                                                                       ----------------------
REITS - Hotels (0.15%)
Ashford Hospitality Trust Inc                                             24,925                     306,827
Highland Hospitality Corp (b)                                             19,025                     302,117
                                                                                       ----------------------
                                                                                                     608,944
                                                                                       ----------------------
REITS - Mortgage (0.54%)
Alesco Financial Inc                                                      38,825                     439,887
JER Investors Trust Inc                                                   17,475                     357,888
MFA Mortgage Investments Inc                                              81,475                     606,174
Redwood Trust Inc (b)                                                     12,550                     797,678
                                                                                       ----------------------
                                                                                                   2,201,627
                                                                                       ----------------------
Rental - Auto & Equipment (1.00%)
Aaron Rents Inc (b)                                                       34,250                   1,011,060
Dollar Thrifty Automotive Group (a)(b)                                    46,000                   2,167,980
Electro Rent Corp (a)                                                     19,800                     310,266
Mcgrath Rentcorp                                                          19,075                     584,267
                                                                                       ----------------------
                                                                                                   4,073,573
                                                                                       ----------------------
Research & Development (0.24%)
Albany Molecular Research Inc (a)(b)                                      67,600                     688,168
PharmaNet Development Group Inc (a)(b)                                    14,500                     287,825
                                                                                       ----------------------
                                                                                                     975,993
                                                                                       ----------------------
Resorts & Theme Parks (0.50%)
Bluegreen Corp (a)(b)                                                     33,200                     434,256
Great Wolf Resorts Inc (a)(b)                                             14,100                     199,092
ILX Resorts Inc                                                            8,000                      75,920
Silverleaf Resorts Inc (a)                                                31,120                     134,127
Six Flags Inc (a)(b)                                                     170,300                     979,225

Resorts & Theme Parks
Sunterra Corp (a)(b)                                                      17,594                     219,925
                                                                                       ----------------------
                                                                                                   2,042,545
                                                                                       ----------------------
Respiratory Products (0.01%)
Allied Healthcare Products (a)                                             6,400                      32,960
                                                                                       ----------------------

Retail - Apparel & Shoe (0.93%)
Charming Shoppes Inc (a)(b)                                              106,582                   1,398,356
Finish Line (b)                                                           34,300                     438,011
Men's Wearhouse Inc                                                       15,375                     660,202
Shoe Carnival Inc (a)(b)                                                     413                      13,146
Stage Stores Inc                                                          33,875                   1,087,049
Syms Corp (a)(b)                                                           6,300                     116,676
Wilsons The Leather Experts (a)                                           28,200                      52,452
                                                                                       ----------------------
                                                                                                   3,765,892
                                                                                       ----------------------
Retail - Arts & Crafts (0.04%)
AC Moore Arts & Crafts Inc (a)(b)                                          8,148                     164,753
                                                                                       ----------------------

Retail - Auto Parts (0.38%)
Coast Distribution System/CA                                               2,900                      24,940
PEP Boys-Manny Moe & Jack (b)                                            100,100                   1,532,531
                                                                                       ----------------------
                                                                                                   1,557,471
                                                                                       ----------------------
Retail - Automobile (1.48%)
America's Car-Mart Inc (a)(b)                                              4,900                      51,009
Asbury Automotive Group Inc                                               27,700                     677,542
Group 1 Automotive Inc (b)                                                18,400                     975,200
Lithia Motors Inc                                                         27,600                     793,224
Rush Enterprises Inc (a)(b)                                               18,200                     333,424
Sonic Automotive Inc (b)                                                  53,900                   1,689,765
United Auto Group Inc (b)                                                 61,320                   1,469,840
                                                                                       ----------------------
                                                                                                   5,990,004
                                                                                       ----------------------
Retail - Bookstore (0.21%)
Borders Group Inc (b)                                                     39,700                     832,906
                                                                                       ----------------------

Retail - Computer Equipment (0.47%)
GTSI Corp (a)(b)                                                           7,478                      69,471
Insight Enterprises Inc (a)                                               55,159                   1,121,382
PC Connection Inc (a)(b)                                                  44,300                     723,419
                                                                                       ----------------------
                                                                                                   1,914,272
                                                                                       ----------------------
Retail - Consumer Electronics (0.01%)
Rex Stores Corp (a)                                                          400                       6,592
Tweeter Home Entertainment Group Inc (a)(b)                               16,350                      22,727
                                                                                       ----------------------
                                                                                                      29,319
                                                                                       ----------------------
Retail - Discount (1.27%)
99 Cents Only Stores (a)(b)                                               54,300                     806,355
Big Lots Inc (a)(b)                                                      140,100                   3,632,793
Duckwall-ALCO Stores Inc (a)(b)                                            6,900                     243,777
Fred's Inc (b)                                                            34,000                     457,300
                                                                                       ----------------------
                                                                                                   5,140,225
                                                                                       ----------------------
Retail - Fabric Store (0.27%)
Hancock Fabrics Inc /DE (a)(b)                                            13,500                      54,000
Jo-Ann Stores Inc (a)(b)                                                  41,500                   1,049,120
                                                                                       ----------------------
                                                                                                   1,103,120

                                                                                       ----------------------
Retail - Hair Salons (0.18%)
Regis Corp                                                                17,320                     723,803
                                                                                       ----------------------


Retail - Home Furnishings (0.18%)
Bombay Co Inc/The (a)(b)                                                   8,100                       8,991
Cost Plus Inc (a)(b)                                                      12,100                     124,630
Haverty Furniture Cos Inc                                                 15,600                     238,836
Kirkland's Inc (a)                                                         3,898                      20,270
Pier 1 Imports Inc (b)                                                    49,900                     337,823
                                                                                       ----------------------
                                                                                                     730,550
                                                                                       ----------------------
Retail - Hypermarkets (0.05%)
Smart & Final Inc (a)                                                     11,907                     220,756
                                                                                       ----------------------

Retail - Jewelry (0.33%)
Finlay Enterprises Inc (a)(b)                                             16,200                     147,420
Lazare Kaplan International Inc (a)(b)                                    12,200                     120,170
Movado Group Inc                                                           4,300                     123,410
Zale Corp (a)(b)                                                          34,700                     954,944
                                                                                       ----------------------
                                                                                                   1,345,944
                                                                                       ----------------------
Retail - Leisure Products (0.25%)
MarineMax Inc (a)(b)                                                      14,600                     352,736
West Marine Inc (a)(b)                                                    37,600                     654,992
                                                                                       ----------------------
                                                                                                   1,007,728
                                                                                       ----------------------
Retail - Mail Order (0.10%)
Blair Corp (b)                                                             2,714                     113,879
Sharper Image Corp (a)(b)                                                 28,300                     275,076
                                                                                       ----------------------
                                                                                                     388,955
                                                                                       ----------------------
Retail - Miscellaneous/Diversified (0.03%)
Hastings Entertainment Inc (a)                                             1,300                       7,670
Pricesmart Inc                                                             8,351                     131,027
                                                                                       ----------------------
                                                                                                     138,697
                                                                                       ----------------------
Retail - Music Store (0.22%)
Guitar Center Inc (a)(b)                                                  19,500                     892,125
Trans World Entertainment (a)(b)                                           1,700                       9,520
                                                                                       ----------------------
                                                                                                     901,645
                                                                                       ----------------------
Retail - Office Supplies (0.18%)
School Specialty Inc (a)(b)                                               18,515                     721,159
                                                                                       ----------------------

Retail - Pawn Shops (0.13%)
First Cash Financial Services Inc (a)(b)                                  22,475                     527,713
                                                                                       ----------------------

Retail - Regional Department Store (0.07%)
Bon-Ton Stores Inc/The (b)                                                   554                      20,221
Gottschalks Inc (a)                                                       23,300                     255,368
                                                                                       ----------------------
                                                                                                     275,589
                                                                                       ----------------------
Retail - Restaurants (1.16%)
AFC Enterprises (a)                                                       12,650                     212,014
Bob Evans Farms Inc                                                       72,500                   2,462,825
Buca Inc (a)(b)                                                           14,486                      82,136
Champps Entertainment Inc (a)                                              8,575                      53,336
Frisch's Restaurants Inc                                                     800                      23,600
J Alexander's Corp                                                         4,900                      43,365
Landry's Restaurants Inc                                                   4,900                     146,755
Luby's Inc (a)                                                             3,300                      35,739
O'Charleys Inc (a)                                                        19,100                     405,684
Smith & Wollensky Restaurant Group Inc (a)(b)                             16,900                     125,905
Sonic Corp (a)(b)                                                          7,875                     174,904
Steak N Shake Co/The (a)(b)                                               16,600                     292,824

Retail - Restaurants
Triarc Cos Inc                                                            33,775                     660,301
                                                                                       ----------------------
                                                                                                   4,719,388
                                                                                       ----------------------
Retail - Sporting Goods (0.04%)
Gander Mountain Co (a)(b)                                                  9,900                      98,505
Sport Chalet Inc - A Shares (a)                                            5,700                      54,150
Sport Chalet Inc - B Shares (a)                                              800                       7,536
                                                                                       ----------------------
                                                                                                     160,191
                                                                                       ----------------------
Retail - Video Rental (0.32%)
Blockbuster Inc (a)(b)                                                   176,300                   1,144,187
Blockbuster Inc (a)(b)                                                    27,400                     166,044
                                                                                       ----------------------
                                                                                                   1,310,231

                                                                                       ----------------------
Retail - Vitamins & Nutritional Suppliments (0.00%)
AMS Health Sciences Inc (a)                                                  100                          57
                                                                                       ----------------------

Retirement & Aged Care (0.03%)
Capital Senior Living Corp (a)(b)                                         13,200                     140,448
                                                                                       ----------------------

Rubber - Tires (0.61%)
Bandag Inc (b)                                                             8,500                     433,075
Cooper Tire & Rubber Co (b)                                              127,200                   2,033,928
                                                                                       ----------------------
                                                                                                   2,467,003
                                                                                       ----------------------
Rubber & Plastic Products (0.06%)
Myers Industries Inc                                                      14,491                     249,535
                                                                                       ----------------------

Savings & Loans - Thrifts (3.76%)
Ameriana Bancorp                                                           3,000                      37,500
American Bancorp of New Jersey                                             7,792                      91,868
BankAtlantic Bancorp Inc (b)                                              46,900                     622,832
Bankunited Financial Corp (b)                                             29,948                     826,265
Berkshire Hills Bancorp Inc                                                6,800                     230,724
BFC Financial Corp (a)(b)                                                    500                       3,115
Brookline Bancorp Inc                                                     62,200                     827,882
Camco Financial Corp                                                      10,400                     127,920
CFS Bancorp Inc                                                           14,400                     212,976
Citizens First Bancorp Inc                                                 6,200                     167,214
Citizens South Banking Corp                                               12,800                     168,704
Cooperative Bankshares Inc                                                   350                       6,611
Dime Community Bancshares                                                  2,700                      36,261
First Defiance Financial Corp                                              7,600                     220,020
First Federal Bancshares of Arkansas Inc                                     500                      12,325
First Keystone Financial Inc                                                 100                       1,995
First Niagara Financial Group Inc                                         86,200                   1,249,038
First Pactrust Bancorp Inc                                                   200                       5,530
First Place Financial Corp/OH                                             22,544                     536,998
FirstFed Financial Corp (a)(b)                                            18,600                   1,282,470
Flagstar Bancorp Inc (b)                                                  52,700                     764,677
Flushing Financial Corp (b)                                                8,336                     145,797
Franklin Bank Corp/Houston TX (a)(b)                                      21,377                     406,163
Great Lakes Bancorp Inc (a)                                               11,580                     158,646
HF Financial Corp                                                          7,260                     129,591
HMN Financial Inc                                                            200                       6,824
KNBT Bancorp Inc                                                          28,600                     464,464
Legacy Bancorp Inc/MA                                                        300                       4,725
LSB Corp                                                                   5,300                      88,245
MAF Bancorp Inc                                                           33,687                   1,513,894
MASSBANK Corp                                                              1,367                      44,660
Meta Financial Group Inc                                                   3,600                     113,400
Savings & Loans - Thrifts
MFB Corp                                                                     600                      20,100
Pacific Premier Bancorp Inc (a)                                           10,400                     124,904
Parkvale Financial Corp                                                    3,700                     111,222
Partners Trust Financial Group Inc (b)                                    63,849                     727,240
Pocahontas Bancorp Inc                                                     2,000                      32,080
Provident Financial Holdings Inc                                           5,800                     163,850
Provident Financial Services Inc (b)                                      79,900                   1,454,180
Provident New York Bancorp                                                33,690                     490,863
Rainier Pacific Financial Group Inc                                        4,800                      98,832
Riverview Bancorp Inc                                                     15,400                     250,250
Rome Bancorp Inc                                                           6,900                      86,250
Synergy Financial Group Inc                                                5,727                      93,923
TF Financial Corp                                                          1,300                      39,364
TierOne Corp                                                               7,190                     216,563
Timberland Bancorp Inc/WA                                                  8,700                     318,246
United Community Financial Corp/OH                                        27,260                     336,934
Willow Financial Bancorp Inc                                              11,934                     171,133
                                                                                       ----------------------
                                                                                                  15,245,268
                                                                                       ----------------------
Schools (0.07%)
Universal Technical Institute Inc (a)(b)                                  12,460                     294,679
                                                                                       ----------------------

Semiconductor Component - Integrated Circuits (0.72%)
Atmel Corp (a)                                                            57,879                     346,116
Catalyst Semiconductor Inc (a)                                            14,400                      50,688
Exar Corp (a)                                                             31,445                     411,930
Genesis Microchip Inc (a)(b)                                              11,000                      87,010
Hifn Inc (a)                                                              15,900                      87,450
Pericom Semiconductor Corp (a)                                            47,700                     475,569
Sigmatel Inc (a)                                                          10,600                      41,128
Sipex Corp (a)(b)                                                          2,400                      11,040
Standard Microsystems Corp (a)(b)                                         17,131                     477,955
Triquint Semiconductor Inc (a)                                           128,970                     606,159
Vitesse Semiconductor Corp (a)(b)                                        392,800                     333,880
                                                                                       ----------------------
                                                                                                   2,928,925
                                                                                       ----------------------
Semiconductor Equipment (1.97%)
Aetrium Inc (a)                                                            1,400                       5,838
Amtech Systems Inc (a)                                                       300                       2,160
ATMI Inc (a)                                                              24,075                     805,068
Axcelis Technologies Inc (a)(b)                                           84,476                     544,025
Brooks Automation Inc (a)                                                 59,561                     829,089
Cohu Inc (b)                                                              15,400                     308,000
Credence Systems Corp (a)                                                181,400                     883,418
Electroglas Inc (a)                                                       39,400                      94,166
Entegris Inc (a)                                                         109,200                   1,171,716
FSI International Inc (a)                                                 25,214                     123,549
Intest Corp (a)                                                            7,190                      31,276
MKS Instruments Inc (a)(b)                                               101,900                   2,228,553
Nanometrics Inc (a)                                                       22,700                     183,416
Photronics Inc (a)(b)                                                     26,600                     443,156
Rudolph Technologies Inc (a)(b)                                           22,185                     346,752
                                                                                       ----------------------
                                                                                                   8,000,182
                                                                                       ----------------------
Shipbuilding (0.03%)
Todd Shipyards Corp                                                        6,400                     112,640
                                                                                       ----------------------

Software Tools (0.11%)
Borland Software Corp (a)(b)                                              84,326                     460,420
                                                                                       ----------------------

Steel - Producers (1.12%)
Chaparral Steel Co                                                         6,034                     309,424
Friedman Industries                                                        3,100                      34,410
Olympic Steel Inc (b)                                                      4,200                     111,720
Ryerson Inc (b)                                                           80,300                   2,519,011
Schnitzer Steel Industries Inc                                            19,800                     762,300
Shiloh Industries Inc                                                     20,153                     278,514
Steel Dynamics Inc (b)                                                       148                       5,803
Steel Technologies Inc                                                    28,100                     521,255
                                                                                       ----------------------
                                                                                                   4,542,437
                                                                                       ----------------------
Steel - Specialty (0.03%)
Material Sciences Corp (a)                                                11,100                     131,202
                                                                                       ----------------------

Steel Pipe & Tube (0.03%)
Northwest Pipe Co (a)                                                      3,200                     120,352
Webco Industries Inc (a)                                                     110                       8,250
                                                                                       ----------------------
                                                                                                     128,602
                                                                                       ----------------------
Sugar (0.08%)
Imperial Sugar Co (b)                                                     10,663                     332,152
                                                                                       ----------------------

Telecommunication Equipment (1.05%)
Anaren Inc (a)(b)                                                          3,480                      57,420
Andrew Corp (a)                                                           97,380                   1,034,176
Applied Innovation Inc (a)                                                25,300                      79,695
Arris Group Inc (a)                                                       24,450                     347,679
Channell Commercial Corp (a)                                               1,300                       4,615
CommScope Inc (a)(b)                                                      15,950                     515,344
Communications Systems Inc                                                 7,600                      77,140
Ditech Networks Inc (a)                                                   28,500                     204,345
Network Equipment Technologies Inc (a)                                    44,900                     404,998
Preformed Line Products Co                                                 1,750                      60,900
Sunrise Telecom Inc (a)                                                   88,800                     222,888
Symmetricom Inc (a)(b)                                                    31,400                     268,156
Tekelec (a)(b)                                                            44,125                     679,525
Tollgrade Communications Inc (a)                                          23,500                     236,410
Wireless Telecom Group Inc                                                14,600                      35,186
XETA Technologies Inc (a)                                                  8,425                      23,337
                                                                                       ----------------------
                                                                                                   4,251,814
                                                                                       ----------------------
Telecommunication Equipment - Fiber Optics (0.61%)
APA Enterprises Inc (a)                                                    2,500                       3,675
Ciena Corp (a)(b)                                                         14,371                     403,681
MRV Communications Inc (a)(b)                                             13,600                      55,352
Optical Cable Corp (a)                                                     6,300                      32,697
Optical Communication Products Inc (a)(b)                                 31,600                      49,296
Sycamore Networks Inc (a)                                                513,800                   1,916,474
                                                                                       ----------------------
                                                                                                   2,461,175
                                                                                       ----------------------
Telecommunication Services (0.32%)
LCC International Inc (a)                                                 43,900                     177,356
RCN Corp (a)                                                              37,800                   1,122,282
                                                                                       ----------------------
                                                                                                   1,299,638
                                                                                       ----------------------
Telephone - Integrated (0.95%)
CT Communications Inc (b)                                                 33,700                     823,291
D&E Communications Inc                                                    11,107                     142,059
IDT Corp - Class B (b)                                                   144,700                   1,946,215
IDT Corp                                                                   3,300                      45,969
Level 3 Communications Inc (a)(b)                                          9,029                      56,068

Telephone - Integrated
SureWest Communications (b)                                               30,700                     858,679
                                                                                       ----------------------
                                                                                                   3,872,281
                                                                                       ----------------------
Television (0.26%)
Acme Communications Inc (a)                                               10,900                      54,936
Lin TV Corp (a)(b)                                                        49,400                     542,906
Sinclair Broadcast Group Inc                                              39,300                     462,561
                                                                                       ----------------------
                                                                                                   1,060,403
                                                                                       ----------------------
Textile - Apparel (0.21%)
Perry Ellis International Inc (a)(b)                                      25,500                     767,295
Tag-It Pacific Inc (a)                                                     3,300                       4,917
Unifi Inc (a)                                                             26,200                      71,002
                                                                                       ----------------------
                                                                                                     843,214
                                                                                       ----------------------
Textile - Home Furnishings (0.01%)
Decorator Industries Inc                                                   1,300                       9,815
Quaker Fabric Corp (a)                                                    11,600                      13,224
                                                                                       ----------------------
                                                                                                      23,039
                                                                                       ----------------------
Textile - Products (0.03%)
Culp Inc (a)                                                               2,100                      13,545
Dixie Group Inc (a)(b)                                                     9,400                     114,680
                                                                                       ----------------------
                                                                                                     128,225
                                                                                       ----------------------
Theaters (0.06%)
Carmike Cinemas Inc (b)                                                   10,000                     223,400
                                                                                       ----------------------

Therapeutics (0.09%)
Neurogen Corp (a)                                                          6,096                      36,759
Pharmacyclics Inc (a)(b)                                                   3,500                      16,870
Theragenics Corp (a)                                                      58,900                     291,555
Threshold Pharmaceuticals Inc (a)(b)                                       1,000                       3,470
                                                                                       ----------------------
                                                                                                     348,654
                                                                                       ----------------------
Tobacco (0.63%)
Alliance One International Inc (a)                                        45,400                     348,218
Universal Corp/Richmond VA (b)                                            46,100                   2,228,013
                                                                                       ----------------------
                                                                                                   2,576,231
                                                                                       ----------------------
Tools - Hand Held (0.00%)
QEP Co Inc (a)                                                               400                       2,180
                                                                                       ----------------------

Toys (0.24%)
Jakks Pacific Inc (a)(b)                                                  47,300                     958,771
                                                                                       ----------------------

Transport - Air Freight (0.00%)
AirNet Systems Inc (a)                                                     1,300                       4,160
                                                                                       ----------------------

Transport - Equipment & Leasing (0.38%)
Amerco Inc (a)                                                             4,975                     416,855
Interpool Inc                                                             44,100                   1,089,711
Willis Lease Finance Corp (a)                                              5,400                      54,972
                                                                                       ----------------------
                                                                                                   1,561,538
                                                                                       ----------------------
Transport - Marine (0.14%)
Arlington Tankers Ltd (b)                                                 17,765                     423,518
International Shipholding Corp (a)                                         8,700                     127,281
                                                                                       ----------------------
                                                                                                     550,799
                                                                                       ----------------------
Transport - Rail (0.43%)
Genesee & Wyoming Inc (a)                                                 12,775                     360,127
Kansas City Southern (a)(b)                                                3,028                      91,022
Providence and Worcester Railroad Co                                       3,600                      68,400
Transport - Rail
RailAmerica Inc (a)                                                       75,700                   1,227,097
                                                                                       ----------------------
                                                                                                   1,746,646
                                                                                       ----------------------
Transport - Services (0.46%)
Bristow Group Inc (a)(b)                                                  41,900                   1,564,965
PHI Inc (a)(b)                                                             9,400                     282,752
                                                                                       ----------------------
                                                                                                   1,847,717
                                                                                       ----------------------
Transport - Truck (0.89%)
Arkansas Best Corp                                                        17,600                     672,672
Covenant Transport Inc (a)(b)                                                600                       7,014
Frozen Food Express Industries                                            31,900                     269,236
Landstar System Inc                                                       15,515                     656,129
Marten Transport Ltd (a)(b)                                               16,950                     259,505
PAM Transportation Services (a)                                           14,700                     323,106
Saia Inc (a)(b)                                                            6,489                     172,932
USA Truck Inc (a)                                                          7,600                     121,676
Werner Enterprises Inc (b)                                                60,300                   1,146,303
                                                                                       ----------------------
                                                                                                   3,628,573
                                                                                       ----------------------
Travel Services (0.02%)
Ambassadors International Inc (b)                                          1,849                      80,302
                                                                                       ----------------------

Vitamins & Nutrition Products (0.09%)
Natrol Inc (a)                                                             7,900                      19,750
Natural Alternatives International Inc (a)                                 3,300                      29,700
Omega Protein Corp (a)                                                    46,200                     301,686
                                                                                       ----------------------
                                                                                                     351,136
                                                                                       ----------------------
Water (0.28%)
Connecticut Water Service Inc                                              6,472                     156,493
Pico Holdings Inc (a)(b)                                                  22,300                     958,900
                                                                                       ----------------------
                                                                                                   1,115,393
                                                                                       ----------------------
Web Hosting & Design (0.09%)
Globix Corp (a)(b)                                                        62,600                     270,432
Web.com Inc (a)                                                           16,808                      75,636
                                                                                       ----------------------
                                                                                                     346,068
                                                                                       ----------------------
Wire & Cable Products (0.46%)
Belden CDT Inc (b)                                                        26,600                   1,150,450
General Cable Corp (a)                                                    16,825                     725,662
                                                                                       ----------------------
                                                                                                   1,876,112
                                                                                       ----------------------
Wireless Equipment (0.23%)
CalAmp Corp (a)                                                           40,700                     323,972
Carrier Access Corp (a)(b)                                                12,600                      72,576
EFJ Inc (a)                                                                4,200                      27,552
EMS Technologies Inc (a)(b)                                               10,400                     215,488
EndWave Corp (a)                                                           5,800                      74,646
Glenayre Technologies Inc (a)                                             15,800                      40,448
Remec Inc                                                                 19,322                      28,403
Telular Corp (a)                                                           9,200                      38,640
Tessco Technologies Inc (a)                                                  900                      20,115
Wireless Facilities Inc (a)                                               35,400                      83,190
                                                                                       ----------------------
                                                                                                     925,030
                                                                                       ----------------------
TOTAL COMMON STOCKS                                                                 $            404,482,291
                                                                                       ----------------------

MONEY MARKET FUNDS (31.95%)
Money Center Banks (31.95%)
BNY Institutional Cash Reserve Fund (e)                               129,725,000                129,725,000
                                                                                       ----------------------
TOTAL MONEY MARKET FUNDS                                                            $            129,725,000

                                                                                       ----------------------
Total Investments                                                                   $            534,207,291
Liabilities in Excess of Other Assets, Net - (31.59)%                                          (128,252,800)
                                                                                       ----------------------
TOTAL NET ASSETS - 100.00%                                                          $            405,954,491
                                                                                       ======================
                                                                                       ----------------------

                                                                                       ======================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security is illiquid.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $             67,070,383
Unrealized Depreciation                                      (18,990,574)
                                                    ----------------------
Net Unrealized Appreciation (Depreciation)                     48,079,809
Cost for federal income tax purposes                          486,127,482



Portfolio Summary (unaudited)
--------------------------------------------------- ----------------------
Sector                                                            Percent
--------------------------------------------------- ----------------------
Financial                                                          54.08%
Consumer, Cyclical                                                 19.54%
Consumer, Non-cyclical                                             13.24%
Industrial                                                         12.88%
Communications                                                     10.56%
Technology                                                          8.95%
Basic Materials                                                     6.50%
Energy                                                              4.23%
Utilities                                                           1.02%
Funds                                                               0.52%
Diversified                                                         0.07%
Liabilities in Excess of Other Assets, Net                      (-31.59%)
                                                    ----------------------
TOTAL NET ASSETS                                                  100.00%
                                                    ======================

Schedule of Investments
January 31, 2007 (unaudited)
Preferred Securities Fund
                                                               Shares
                                                                Held                   Value
                                                              ------------- --- ---------------------
PREFERRED STOCKS (67.38%)
Building - Residential & Commercial (0.49%)
Pulte Homes Inc (a)                                                111,700   $             2,898,615
                                                                                ---------------------

Cable TV (1.90%)
Comcast Corp - Series B                                            123,300                 3,172,509
Comcast Corp                                                       315,745                 8,108,332
                                                                                ---------------------
                                                                                          11,280,841
                                                                                ---------------------
Cellular Telecommunications (0.21%)
US Cellular Corp                                                    47,623                 1,227,721
                                                                                ---------------------

Commercial Banks (4.80%)
ASBC Capital I                                                      19,800                   502,722
Banco Santander Central Hispano SA                                 186,526                 4,698,590
BancorpSouth Capital Trust I                                        49,800                 1,261,932
Banesto Holdings (b)                                                11,700                   352,463
Banknorth Capital Trust II                                          36,300                   916,575
Barclays Bank PLC                                                    3,200                    84,896
Chittenden Capital Trust I (a)                                      42,300                 1,082,034
Citizens Funding Trust I                                            40,000                 1,036,400
Compass Capital III                                                 67,100                 1,689,578
HSBC Holdings PLC                                                  106,818                 2,723,859
Provident Financial Group Inc                                       48,300                 1,242,218
Royal Bank of Scotland Group PLC - Series L                         60,000                 1,455,600
Royal Bank of Scotland Group PLC - Series M                         55,555                 1,429,430
Royal Bank of Scotland Group PLC - Series N                        151,732                 3,879,787
Royal Bank of Scotland Group PLC - Series Q (a)                    230,600                 6,122,430
                                                                                ---------------------
                                                                                          28,478,514
                                                                                ---------------------
Diversified Financial Services (1.81%)
Citigroup Capital VII                                               53,500                 1,359,970
Citigroup Capital VIII                                             185,830                 4,690,349
Citigroup Capital XI                                                82,900                 2,064,210
Citigroup Capital XIV                                                2,500                    65,300
General Electric Capital Corp  5.875%                               92,996                 2,308,161
General Electric Capital Corp  6.100%                                9,600                   240,576
                                                                                ---------------------
                                                                                          10,728,566
                                                                                ---------------------
Electric - Integrated (3.51%)
Alabama Power Co Series GG                                             800                    20,120
Alabama Power Co Series II                                         371,600                 9,137,644
Alabama Power Co Series JJ                                          17,900                   460,567
Consolidated Edison Inc                                              3,000                    76,170
Dte Energy Trust I                                                  18,800                   472,256
Entergy Louisiana LLC                                               57,400                 1,447,628
Entergy Mississippi Inc 6.00%                                        4,300                   105,866
Entergy Mississippi Inc 7.25%                                       44,000                 1,126,400
Georgia Power Capital Trust V                                        1,800                    45,342
Georgia Power Capital Trust VII                                      4,200                   101,262
Georgia Power Co  5.70%                                             11,400                   277,248
Georgia Power Co  5.75%                                             14,400                   344,016
Georgia Power Co  5.90%                                             64,200                 1,570,974
Georgia Power Co  6.00% - Series R                                   6,300                   155,232
Gulf Power Co                                                        2,900                    70,992
Indiana Michigan Power Co                                            2,200                    55,110

Electric - Integrated
Mississippi Power Co                                                35,500                   853,775
Northern States Power-Minnesota                                      6,200                   159,340
PPL Energy Supply LLC                                              156,000                 4,032,600
Southern Co Capital Trust VI                                         3,000                    75,840
Virginia Power Capital Trust II                                      9,900                   248,886
                                                                                ---------------------
                                                                                          20,837,268
                                                                                ---------------------
Fiduciary Banks (0.39%)
BNY Capital V                                                       95,300                 2,332,944
                                                                                ---------------------

Finance - Consumer Loans (0.86%)
HSBC Finance Corp  6.875%                                          129,269                 3,293,774
SLM Corp                                                            73,800                 1,807,362
                                                                                ---------------------
                                                                                           5,101,136
                                                                                ---------------------
Finance - Credit Card (0.41%)
Capital One Capital II (a)                                          91,500                 2,440,305
                                                                                ---------------------

Finance - Investment Banker & Broker (4.03%)
JP Morgan Chase Capital XI                                          25,700                   623,225
Lehman Brothers Holdings Capital Trust III                         127,228                 3,187,061
Lehman Brothers Holdings Capital Trust IV                           18,000                   451,080
Lehman Brothers Holdings Capital Trust V                             2,000                    49,100
Lehman Brothers Holdings Capital Trust VI                           61,257                 1,523,462
Lehman Brothers Holdings Inc                                        58,500                 1,525,680
Merrill Lynch Preferred Capital Trust III                           67,100                 1,710,379
Merrill Lynch Preferred Capital Trust IV                            88,400                 2,270,112
Merrill Lynch Preferred Capital Trust V                            134,694                 3,483,187
Morgan Stanley Capital Trust II                                     75,400                 1,894,802
Morgan Stanley Capital Trust III                                     3,600                    90,612
Morgan Stanley Capital Trust IV                                     27,100                   678,855
Morgan Stanley Capital Trust V                                      34,500                   827,655
Morgan Stanley Capital Trust VI                                    208,100                 5,314,874
Morgan Stanley Capital Trust VII (a)                                12,200                   309,392
                                                                                ---------------------
                                                                                          23,939,476
                                                                                ---------------------
Finance - Mortgage Loan/Banker (0.87%)
Countrywide Capital 7.00%                                           72,100                 1,821,967
Countrywide Financial Corp                                         133,900                 3,362,229
                                                                                ---------------------
                                                                                           5,184,196
                                                                                ---------------------
Finance - Other Services (1.51%)
ABN AMRO Capital Funding Trust V                                   165,400                 4,057,262
ABN AMRO Capital Funding Trust VII                                 161,000                 4,037,880
National Rural Utilities Cooperative Finance Corp  5.950% (a)        7,100                   171,181
National Rural Utilities Cooperative Finance Corp  6.100%            4,200                   103,236
National Rural Utilities Cooperative Finance Corp  7.400%           22,600                   566,582
                                                                                ---------------------
                                                                                           8,936,141
                                                                                ---------------------
Financial Guarantee Insurance (0.77%)
AMBAC Financial Group Inc  5.875%                                   57,800                 1,416,100
AMBAC Financial Group Inc  5.950%                                   62,600                 1,533,700
Financial Security Assurance Holdings Ltd  6.250%                   65,325                 1,626,592
                                                                                ---------------------
                                                                                           4,576,392
                                                                                ---------------------
Life & Health Insurance (3.11%)
Delphi Financial Group                                              41,400                 1,069,776
Lincoln National Capital VI                                        124,537                 3,181,920
PLC Capital Trust IV                                                33,900                   858,348
PLC Capital Trust V                                                 13,900                   339,716
Protective Life Corp                                               395,200                10,338,432
Prudential PLC  6.50% (a)                                            9,917                   255,859

Life & Health Insurance
Prudential PLC  6.75%                                               91,800                 2,386,800
                                                                                ---------------------
                                                                                          18,430,851
                                                                                ---------------------
Money Center Banks (1.93%)
S Finance (c)                                                      279,848                 7,022,450
Santander Finance Preferred SA Uniperso (b)(c)                     175,000                 4,402,352
                                                                                ---------------------
                                                                                          11,424,802
                                                                                ---------------------
Mortgage Banks (0.17%)
Abbey National PLC  7.375%; Series C                                40,400                 1,036,260
                                                                                ---------------------

Multi-Line Insurance (4.97%)
ACE Ltd                                                            296,450                 7,746,239
Aegon NV  6.375%                                                   386,565                 9,984,974
Aegon NV  6.875%                                                     3,600                    93,888
ING Groep NV 7.05%                                                 206,238                 5,236,383
ING Groep NV 7.20%                                                 172,600                 4,403,026
Metlife Inc  6.500%                                                 10,000                   267,100
XL Capital Ltd  7.625% (a)                                          50,500                 1,294,820
XL Capital Ltd  8.000%                                              18,375                   468,011
                                                                                ---------------------
                                                                                          29,494,441
                                                                                ---------------------
Multimedia (0.80%)
Viacom Inc (c)                                                     189,200                 4,728,108
                                                                                ---------------------

Oil Company - Exploration & Production (0.30%)
Nexen Inc                                                           71,100                 1,808,073
                                                                                ---------------------

Pipelines (0.45%)
Dominion CNG Capital Trust I                                        86,600                 2,173,660
TransCanada Pipelines Ltd                                           19,200                   499,008
                                                                                ---------------------
                                                                                           2,672,668
                                                                                ---------------------
Property & Casualty Insurance (2.53%)
Arch Capital Group Ltd  7.875%                                      18,100                   469,695
Arch Capital Group Ltd  8.000%                                     212,000                 5,596,800
Berkley W R Capital Trust                                          207,300                 5,192,865
Markel Corp                                                        143,200                 3,751,840
                                                                                ---------------------
                                                                                          15,011,200
                                                                                ---------------------
Regional Banks (9.97%)
BAC Capital Trust I                                                 57,200                 1,446,016
BAC Capital Trust II                                               185,400                 4,636,854
BAC Capital Trust III                                                7,900                   201,213
BAC Capital Trust VIII                                              18,400                   450,984
BAC Capital Trust X                                                155,900                 3,899,059
BAC Capital Trust XII                                              210,500                 5,483,525
Bank One Capital VI                                                 43,500                 1,094,460
Comerica Capital Trust I                                             1,200                    30,336
Fleet Capital Trust VIII                                            16,600                   419,482
KeyCorp Capital IX (c)                                              37,600                   959,552
KeyCorp Capital VIII                                               281,000                 7,303,190
National City Capital Trust II                                     294,100                 7,464,258
PNC Capital Trust D                                                118,900                 2,942,775
Union Planter Preferred Funding Corp (b)(c)                             10                 1,090,938
USB Capital VI                                                     103,100                 2,442,439
USB Capital VII                                                     58,800                 1,409,436
Wachovia Corp                                                      359,500                10,083,975
Wells Fargo Capital IV                                              97,600                 2,475,136
Wells Fargo Capital IX                                              94,900                 2,248,181
Wells Fargo Capital V                                               12,800                   324,096

Regional Banks
Wells Fargo Capital VII                                            113,000                 2,743,640
                                                                                ---------------------
                                                                                          59,149,545
                                                                                ---------------------
Reinsurance (2.45%)
Everest Re Capital Trust 6.20%                                     154,419                 3,701,423
Everest Re Capital Trust 7.85%                                     159,600                 4,037,880
PartnerRe Ltd - Series C                                            58,200                 1,483,518
PartnerRe Ltd - Series D                                           155,066                 3,916,967
RenaissanceRe Holdings Ltd - Series B                               35,800                   929,726
RenaissanceRe Holdings Ltd - Series C                               19,735                   474,627
                                                                                ---------------------
                                                                                          14,544,141
                                                                                ---------------------
REITS - Apartments (0.34%)
AvalonBay Communities Inc                                           16,100                   438,725
BRE Properties Inc - Series B                                        6,800                   172,856
BRE Properties Inc - Series C                                       10,177                   253,407
BRE Properties Inc - Series D (a)                                   12,876                   323,188
Equity Residential                                                  28,500                   723,900
United Dominion Realty Trust Inc                                     5,200                   133,380
                                                                                ---------------------
                                                                                           2,045,456
                                                                                ---------------------
REITS - Diversified (3.66%)
Duke Realty Corp - Series B (c)                                     10,000                   501,000
Duke Realty Corp - Series L                                         46,100                 1,168,635
Duke Realty Corp - Series M (a)                                    250,411                 6,465,612
Duke Realty Corp - Series N                                        139,132                 3,656,389
PS Business Parks Inc - Series H                                     1,000                    25,180
PS Business Parks Inc - Series I                                    95,000                 2,394,000
PS Business Parks Inc - Series K                                   118,600                 3,154,760
PS Business Parks Inc - Series L                                     2,400                    61,320
Vornado Realty Trust - Series F                                     25,448                   638,999
Vornado Realty Trust - Series G (a)                                 82,700                 2,052,614
Vornado Realty Trust - Series H                                     21,300                   536,760
Vornado Realty Trust - Series I                                     41,600                 1,031,680
                                                                                ---------------------
                                                                                          21,686,949
                                                                                ---------------------
REITS - Office Property (1.77%)
Equity Office Properties Trust                                      32,200                   814,016
HRPT Properties Trust - Series B                                   102,103                 2,593,416
HRPT Properties Trust - Series C                                   273,800                 7,102,372
                                                                                ---------------------
                                                                                          10,509,804

                                                                                ---------------------
REITS - Shopping Centers (2.62%)
Developers Diversified Realty Corp  7.375%                          18,000                   457,920
Developers Diversified Realty Corp  7.500%                           7,700                   196,735
Developers Diversified Realty Corp  8.000%                         128,700                 3,307,590
Developers Diversified Realty Corp  8.600%                           1,700                    43,146
New Plan Excel Realty Trust - Series D                             109,663                 5,658,611
New Plan Excel Realty Trust - Series E                              53,500                 1,369,600
Regency Centers Corp  6.70%                                        131,400                 3,292,884
Regency Centers Corp  7.25%                                         37,800                   971,460
Regency Centers Corp  7.45%                                          6,500                   168,025
Weingarten Realty Investors                                          2,500                    64,000
                                                                                ---------------------
                                                                                          15,529,971
                                                                                ---------------------
REITS - Single Tenant (0.31%)
Realty Income Corp  Series D                                        61,700                 1,542,500
Realty Income Corp  Series E                                        10,300                   266,461
                                                                                ---------------------
                                                                                           1,808,961
                                                                                ---------------------
REITS - Storage (2.61%)
Public Storage Inc  6.450%; Series F                                93,500                 2,312,255
Public Storage Inc  6.450%; Seriex X                                81,300                 2,032,500

REITS - Storage
Public Storage Inc  6.600%; Series C                                   400                    10,000
Public Storage Inc  6.750%; Series E                                15,728                   396,188
Public Storage Inc  6.750%; Series L                                89,100                 2,242,647
Public Storage Inc  7.125%; Series B                                 3,200                    82,432
Public Storage Inc  7.250%; Series I                                27,200                   708,016
Public Storage Inc  7.250%; Series K                               106,933                 2,785,605
Public Storage Inc  7.625%; Series T                                38,100                   968,502
Public Storage Inc  7.625%; Series U                                60,200                 1,515,836
Public Storage Inc; 6.850%; Series Y                                98,900                 2,447,775
                                                                                ---------------------
                                                                                          15,501,756
                                                                                ---------------------
REITS - Warehouse & Industrial (3.31%)
AMB Property Corp; Series L                                        189,800                 4,745,000
AMB Property Corp; Series M                                         52,800                 1,330,560
AMB Property Corp; Series P                                        161,400                 4,075,350
First Industrial Realty Trust Inc - Series C                       128,500                 3,311,445
First Industrial Realty Trust Inc - Series J (a)                   146,100                 3,750,387
Prologis - Series F                                                  1,400                    35,686
Prologis - Series G                                                 94,900                 2,419,950
                                                                                ---------------------
                                                                                          19,668,378
                                                                                ---------------------
Sovereign Agency (0.29%)
Freddie Mac                                                         44,000                 1,100,000
Tennessee Valley Authority - Series D                               26,200                   617,010
                                                                                ---------------------
                                                                                           1,717,010
                                                                                ---------------------
Special Purpose Entity (2.57%)
Corporate-Backed Trust Certificates - Series BLS                    44,900                 1,137,317
Corporate-Backed Trust Certificates - Series BMY                    14,100                   347,283
Corporate-Backed Trust Certificates - Series CIT                    13,000                   346,840
Corporate-Backed Trust Certificates - Series DCX                    19,000                   475,000
Corporate-Backed Trust Certificates - Series GE                     16,400                   422,136
Corporate-Backed Trust Certificates - Series SO                     27,800                   696,390
Corporate-Backed Trust Certificates - Series VZ                     22,200                   566,544
Corporate-Backed Trust Certificates - Series WM                      6,900                   175,191
Corporate-Backed Trust Certificates - Series WM                      3,000                    76,290
CORTS Trust for Bellsouth Telecommunication                         28,400                   718,236
CORTS Trust for Bristol Meyers Squibb                                2,000                    50,200
CORTS Trust for Chrysler                                            12,100                   300,806
CORTS Trust for First Union Institutional Capital I  8.20%           9,000                   243,450
CORTS Trust for Goldman Sachs Capital I                             13,900                   344,025
CORTS Trust for IBM - Series IV                                        700                    18,088
CORTS Trust for Safeco Capital Trust I 8.375%                       10,800                   294,408
CORTS Trust for Safeco Capital Trust I 8.750% (c)                    2,400                    68,040
CORTS Trust for Verizon Global Funding  6.250% (a)                   1,300                    32,929
CORTS Trust for Verizon Global Funding  7.375%                      14,300                   365,079
JPMorgan Chase Capital XIX (a)                                      36,200                   928,168
PreferredPlus Trust BLS-1                                           54,900                 1,392,264
PreferredPlus Trust GSC-3                                           11,000                   267,300
PreferredPlus Trust MSD-1                                           57,050                 1,458,198
Public Credit & Repackaged Securities Trust                         11,500                   289,340
SATURNS - Series BLS; 7.125%                                        31,700                   791,866
SATURNS - Series CSFB; 6.25%                                        10,500                   264,075
SATURNS - Series CSFB; 7.00%                                        20,100                   508,530
SATURNS - Series GS; 5.750%                                         18,700                   442,255
SATURNS - Series GS4; 6.000%                                         4,600                   111,642
SATURNS - Series GS6; 6.000%                                         7,700                   186,263
SATURNS - Series SAFC Capital; 8.25%                                 2,000                    50,540
SATURNS - Series SAFC Debenture; 8.25%                               8,200                   208,444
Trust Certificates Series 2001-2                                    14,700                   374,850

Special Purpose Entity
Trust Certificates Series 2001-3                                    29,500                   743,400
Trust Certificates Series 2001-4                                    21,800                   549,578
                                                                                ---------------------
                                                                                          15,244,965
                                                                                ---------------------
Telecommunication Services (0.39%)
Centaur Funding Corp (b)                                             2,000                 2,320,625
                                                                                ---------------------

Telephone - Integrated (0.67%)
AT&T Inc                                                            44,200                 1,117,818
Verizon New England Inc                                            104,378                 2,609,450
Verizon South Inc                                                    9,000                   226,800
                                                                                ---------------------
                                                                                           3,954,068
                                                                                ---------------------
Television (0.60%)
CBS Corp                                                           141,400                 3,566,108
                                                                                ---------------------
TOTAL PREFERRED STOCKS                                                       $           399,816,255
                                                                                ---------------------
                                                              Principal
                                                               Amount                  Value
                                                              ------------- --- ---------------------
BONDS (28.62%)
Agricultural Operations (0.33%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (b)                                            2,000,000                 1,958,740
                                                                                ---------------------

Commercial Banks (10.96%)
Banponce Trust I
8.33%, 2/ 1/2027                                                 2,000,000                 2,085,762
Barclays Bank PLC
6.28%, 12/15/2034                                               11,300,000                11,045,920
BNP Paribas
5.19%, 3/29/2049 (b)(d)                                          5,000,000                 4,777,360
BNP Paribas Capital Trust V
7.20%, 9/30/2049                                                 1,900,000                 1,911,476
BOI Capital Funding No. 3
6.11%, 2/ 4/2016 (b)(d)                                         13,500,000                13,210,520
Caisse Nationale des Caisses
6.75%, 1/27/2049                                                 1,500,000                 1,527,015
CBA Capital Trust I
5.81%, 12/31/2049 (a)(b)                                         7,000,000                 6,960,520
Centura Capital Trust I
8.85%, 6/ 1/2027 (b)                                             3,000,000                 3,157,497
First Empire Capital Trust I
8.23%, 2/ 1/2027                                                 1,500,000                 1,563,982
First Hawaiian Capital I
8.34%, 7/ 1/2027                                                 5,000,000                 5,244,650
HBOS PLC
6.41%, 10/ 1/2035 (b)(d)                                         4,500,000                 4,406,350
North Fork Capital Trust II
8.00%, 12/15/2027                                                3,450,000                 3,633,926
Popular North America Capital Trust I
6.56%, 9/15/2034                                                 1,000,000                   983,515
Riggs Capital Trust
8.88%, 3/15/2027                                                 1,000,000                 1,047,343
Swedbank AB
9.00%, 12/31/2049 (b)(d)                                         2,000,000                 2,180,878
Westpac Capital Trust III
5.82%, 9/30/2013 (b)                                             1,300,000                 1,290,640
                                                                                ---------------------
                                                                                          65,027,354
                                                                                ---------------------

Diversified Financial Services (0.14%)
Citicorp Capital I
7.93%, 2/15/2027                                                   800,000                   833,463
                                                                                ---------------------

Finance - Investment Banker & Broker (1.33%)
Goldman Sachs Group Inc
6.35%, 2/15/2034                                                   500,000                   499,025
JP Morgan Chase Capital XVIII
6.95%, 8/17/2036                                                 6,900,000                 7,395,662
                                                                                ---------------------
                                                                                           7,894,687
                                                                                ---------------------
Finance - Other Services (0.87%)
Sun Life Canada US Capital Trust
8.53%, 5/ 6/2017 (b)                                             4,900,000                 5,135,445
                                                                                ---------------------

Life & Health Insurance (2.09%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (b)(d)                                          6,000,000                 6,348,684
MIC Financing Trust I
8.38%, 2/ 1/2027 (b)                                             1,000,000                 1,001,396
Prudential PLC
6.50%, 12/23/2008                                                5,000,000                 5,025,950
                                                                                ---------------------
                                                                                          12,376,030
                                                                                ---------------------
Money Center Banks (2.40%)
BankAmerica Institutional
8.07%, 12/31/2026 (b)                                              500,000                   520,175
BCI US Funding Trust
8.01%, 7/15/2008 (b)                                             1,000,000                 1,030,448
DBS Capital Funding Corp
7.66%, 3/15/2049 (b)                                             1,500,000                 1,610,965
KBC Bank Funding Trust III
9.86%, 11/ 2/2009 (b)                                            2,700,000                 2,986,654
Lloyds TSB Bank
6.90%, 11/22/2007 (a)                                            7,990,000                 8,070,539
                                                                                ---------------------
                                                                                          14,218,781
                                                                                ---------------------
Multi-Line Insurance (0.69%)
USF&G Capital III
8.31%, 7/ 1/2046 (b)                                             3,000,000                 3,592,536
Zurich Capital Trust I
8.38%, 6/ 1/2037 (b)                                               500,000                   523,256
                                                                                ---------------------
                                                                                           4,115,792
                                                                                ---------------------
Mutual Insurance (0.52%)
Oil Insurance Ltd
7.56%, 12/29/2049 (b)(d)                                         3,000,000                 3,096,450
                                                                                ---------------------

Property & Casualty Insurance (0.18%)
Executive Risk Capital Trust
8.68%, 2/ 1/2027                                                 1,000,000                 1,046,316
                                                                                ---------------------

Real Estate Magagement & Services (0.17%)
Socgen Real Estate Co LLC
7.64%, 12/31/2049 (b)(d)                                         1,000,000                 1,013,013
                                                                                ---------------------

Regional Banks (1.83%)
KeyCorp Capital II
6.88%, 3/17/2029                                                 5,000,000                 5,184,975
PNC Preferred Funding Trust I
6.52%, 12/12/2049 (a)(b)                                         2,500,000                 2,565,590

Regional Banks
Union Planters Capital Trust A
8.20%, 12/15/2026                                                3,000,000                 3,121,038
                                                                                ---------------------
                                                                                          10,871,603
                                                                                ---------------------
Savings & Loans - Thrifts (2.48%)
Dime Capital Trust I
9.33%, 5/ 6/2027                                                 2,500,000                 2,635,898
Great Western Financial Corp
8.21%, 2/ 1/2027                                                 2,131,000                 2,222,021
Washington Mutual Preferred Funding Cayman
7.25%, 3/15/2011 (a)(b)                                          9,900,000                 9,885,645
                                                                                ---------------------
                                                                                          14,743,564
                                                                                ---------------------
Special Purpose Entity (3.09%)
BankBoston Capital Trust II
7.75%, 12/15/2026                                                1,000,000                 1,038,996
BankBoston Capital Trust III
6.11%, 6/15/2027                                                   500,000                   499,988
CA Preferred Trust
7.00%, 10/30/2048 (a)                                            7,300,000                 7,453,081
Capital One Capital IV
6.75%, 2/17/2037 (e)                                             2,000,000                 2,012,800
ILFC E-Capital Trust II
6.25%, 12/21/2065 (a)(b)(d)                                      2,000,000                 2,036,062
Mangrove Bay Pass-Through Trust
6.10%, 7/15/2033 (b)                                             2,250,000                 2,178,112
Old Mutual Capital Funding
8.00%, 12/22/2008                                                3,000,000                 3,110,370
                                                                                ---------------------
                                                                                          18,329,409
                                                                                ---------------------
Tools - Hand Held (1.09%)
Stanley Works Capital Trust I
5.90%, 12/ 1/2045 (d)                                            7,000,000                 6,484,975
                                                                                ---------------------

Transport - Rail (0.45%)
BNSF Funding Trust I
6.61%, 12/15/2055 (d)                                            2,750,000                 2,672,266
                                                                                ---------------------
TOTAL BONDS                                                                  $           169,817,888
                                                                                ---------------------
MONEY MARKET FUNDS (4.79%)
Money Center Banks (4.79%)
BNY Institutional Cash Reserve Fund (f)                         28,405,000                28,405,000
                                                                                ---------------------
TOTAL MONEY MARKET FUNDS                                                     $            28,405,000
                                                                                ---------------------
Total Investments                                                            $           598,039,143
Liabilities in Excess of Other Assets, Net - (0.79)%                                     (4,662,090)
                                                                                ---------------------
TOTAL NET ASSETS - 100.00%                                                   $           593,377,053
                                                                                =====================
                                                                                ---------------------

                                                                                =====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $89,633,314 or 15.11% of net assets.

(c)  Non-Income Producing Security

(d)  Variable Rate

(e)  Security purchased on a when-issued basis.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            10,122,940
Unrealized Depreciation                                       (7,137,816)
                                                     ---------------------
Net Unrealized Appreciation (Depreciation)                      2,985,124
Cost for federal income tax purposes                          594,136,332



Portfolio Summary (unaudited)
----------------------------------------------------------
Sector                                            Percent
----------------------------------------------------------
Financial                                          89.31%
Communications                                      4.56%
Utilities                                           3.51%
Industrial                                          1.54%
Energy                                              0.76%
Consumer, Cyclical                                  0.49%
Consumer, Non-cyclical                              0.33%
Government                                          0.29%
Liabilities in Excess of Other Assets, Net       (-0.79%)
                                           ---------------
TOTAL NET ASSETS                                  100.00%
                                           ===============


Schedule of Investments
January 31, 2007 (unaudited)
Principal LifeTime 2010 Fund
                                                            Shares
                                                             Held                   Value

                                                       ----------------- --- ---------------------
INVESTMENT COMPANIES (99.78%)

Principal Investors Fund, Inc.
Institutional Class (99.78%)
Bond & Mortgage Securities Fund (a)                          33,291,156   $           352,886,253
Disciplined LargeCap Blend Fund (a)                           7,463,374               121,354,453
High Yield Fund II (a)                                          830,921                 7,295,486
Inflation Protection Fund (a)                                 3,821,888                35,963,963
International Emerging Markets Fund (a)                         949,699                24,331,287
International Growth Fund (a)                                 6,993,070                89,301,501
LargeCap Growth Fund (a)                                      6,083,876                49,157,719
LargeCap Value Fund (a)                                       2,647,612                34,286,574
Partners International Fund (a)                               3,553,932                55,441,345
Partners LargeCap Blend Fund I (a)                            5,149,787                50,931,397
Partners LargeCap Growth Fund I (a)                           4,917,127                41,402,210
Partners LargeCap Growth Fund II (a)                          1,823,696                15,647,315
Partners LargeCap Value Fund (a)                              2,996,956                46,392,882
Partners LargeCap Value Fund I (a)                            1,871,709                26,297,508
Partners SmallCap Growth Fund III (a)(b)                      1,385,193                16,428,388
Preferred Securities Fund (a)                                 8,421,541                90,447,352
Real Estate Securities Fund (a)                               3,448,169                98,652,112
SmallCap S&P 600 Index Fund (a)                               2,017,008                36,749,884
SmallCap Value Fund (a)                                         908,774                17,348,491
Ultra Short Bond Fund (a)                                     6,318,855                63,504,494
                                                                             ---------------------
                                                                                    1,273,820,614
                                                                             ---------------------
TOTAL INVESTMENT COMPANIES                                                $         1,273,820,614
                                                                             ---------------------
Total Investments                                                         $         1,273,820,614
Other Assets in Excess of Liabilities, Net - 0.22%                                      2,824,897
                                                                             ---------------------
TOTAL NET ASSETS - 100.00%                                                $         1,276,645,511
                                                                             =====================
                                                                             ---------------------

                                                                             =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $           106,552,046
Unrealized Depreciation                                    (7,631,707)
                                                  ---------------------
Net Unrealized Appreciation (Depreciation)                  98,920,339
Cost for federal income tax purposes                     1,174,900,275


Portfolio Summary (unaudited)
--------------------------------------------- --- ---------------------
Fund Type                                                      Percent
--------------------------------------------- --- ---------------------
Domestic Equity Funds                                           43.45%
Fixed Income Funds                                              43.09%
International Equity Funds                                      13.24%
Other Assets in Excess of Liabilities, Net                       0.22%
                                                  ---------------------
TOTAL NET ASSETS                                               100.00%
                                                  =====================

Affiliated Securities

                                                        October 31, 2006                                 Purchases
                                           -------------------------------------------          -----------------------------
                                              Shares                         Cost                 Shares            Cost
                                           -------------                 -------------          ------------    -------------
Bond & Mortgage Securities Fund              32,261,516               $   344,546,085             1,714,797  $    18,336,900

Disciplined LargeCap Blend Fund               6,931,290                    96,471,939               536,506        8,654,970

High Yield Fund II                                    -                             -               830,921        7,290,000
Inflation Protection Fund                       923,703                     8,853,150             2,930,644       27,957,495

International Emerging Markets Fund             302,245                     7,166,923               654,794       16,748,016

International Growth Fund                     4,800,501                    48,906,210             2,207,417       28,719,197

LargeCap Growth Fund                          5,682,761                    37,726,356               405,588        3,237,419

LargeCap Value Fund                           2,484,878                    26,997,725               162,734        2,088,831

Partners International Fund                     946,594                    14,216,137             2,629,415       40,983,110

Partners LargeCap Blend Fund I                1,100,227                    10,225,825             4,098,163       39,959,072

Partners LargeCap Growth Fund I               1,504,561                    12,225,849             3,441,089       28,977,178

Partners LargeCap Growth Fund II              3,314,722                    24,890,229               146,529        1,237,937

Partners LargeCap Value Fund                  3,382,608                    42,165,677               177,200        2,720,964

Partners LargeCap Value Fund I                  596,502                     7,980,637             1,288,845       17,973,532

Partners SmallCap Growth Fund III               441,603                     5,421,725               957,822       11,492,670

Preferred Securities Fund                     9,176,295                    98,483,392               125,214        1,342,296

Real Estate Securities Fund                   3,410,267                    59,945,814               267,686        7,122,186

SmallCap S&P 600 Index Fund                   2,094,783                    30,438,801               129,479        2,359,611

SmallCap Value Fund                             312,204                     5,794,290               605,314       11,565,831

Ultra Short Bond Fund                         9,186,820                    92,324,998               110,448        1,111,115

                                                                         -------------                          -------------
                                                                      $   974,781,762                        $   279,878,330
                                                                         =============                          =============
                                                                         -------------                          -------------

                                                                         =============                          =============

Affiliated Securities

                                                     Sales                             January 31, 2007
                                         -------------------------------     -------------------------------------
                                            Shares          Proceeds           Shares                   Cost
                                         -------------    --------------     -----------           ---------------
Bond & Mortgage Securities Fund               685,157  $      7,290,000      33,291,156         $     355,593,692

Disciplined LargeCap Blend Fund                 4,422            70,937       7,463,374               105,055,972

High Yield Fund II                                  -                 -         830,921                 7,290,000
Inflation Protection Fund                      32,459           307,388       3,821,888                36,503,257

International Emerging Markets Fund             7,340           189,162         949,699                23,725,704

International Growth Fund                      14,848           189,162       6,993,070                77,436,245

LargeCap Growth Fund                            4,473            35,468       6,083,876                40,928,262

LargeCap Value Fund                                 -                 -       2,647,612                29,086,556

Partners International Fund                    22,077           342,856       3,553,932                54,856,385

Partners LargeCap Blend Fund I                 48,603           472,905       5,149,787                49,711,891

Partners LargeCap Growth Fund I                28,523           236,453       4,917,127                40,966,721

Partners LargeCap Growth Fund II            1,637,555        15,000,000       1,823,696                12,936,201

Partners LargeCap Value Fund                  562,852         9,000,000       2,996,956                36,977,145

Partners LargeCap Value Fund I                 13,638           189,162       1,871,709                25,765,007

Partners SmallCap Growth Fund III              14,232           165,517       1,385,193                16,747,876

Preferred Securities Fund                     879,968         9,500,000       8,421,541                90,332,227

Real Estate Securities Fund                   229,784         6,500,000       3,448,169                61,237,178

SmallCap S&P 600 Index Fund                   207,254         4,000,000       2,017,008                28,952,295

SmallCap Value Fund                             8,744           165,517         908,774                17,194,517

Ultra Short Bond Fund                       2,978,413        30,000,000       6,318,855                63,496,632

                                                          --------------                           ---------------
                                                       $     83,654,527                         $   1,174,793,763
                                                          ==============                           ===============
                                                          --------------                           ---------------

                                                          ==============                           ===============






                                                               Income Distribution from                       Realized Gain/Loss

                                                              Other Investment Companies                        on Investments

                                                         --------------------------------------              ----------------------
Bond & Mortgage Securities Fund                       $                              4,518,634            $                    707

Disciplined LargeCap Blend Fund                                                      1,354,992                                   -

High Yield Fund II                                                                      13,858                                   -
Inflation Protection Fund                                                              188,093                                   -
International Emerging Markets Fund                                                    821,907                                 -73

International Growth Fund                                                            3,533,062                                   -
LargeCap Growth Fund                                                                   327,669                                 -45
LargeCap Value Fund                                                                    587,467                                   -
Partners International Fund                                                          1,173,133                                  -6
Partners LargeCap Blend Fund I                                                         243,458                                -101
Partners LargeCap Growth Fund I                                                        344,216                                 147

Partners LargeCap Growth Fund II                                                       678,266                           1,808,035

Partners LargeCap Value Fund                                                           727,960                           1,090,504
Partners LargeCap Value Fund I                                                         230,237                                   -
Partners SmallCap Growth Fund III                                                      632,638                              -1,002

Preferred Securities Fund                                                            1,342,296                               6,539
Real Estate Securities Fund                                                            424,067                             669,178
SmallCap S&P 600 Index Fund                                                            616,478                             153,883
SmallCap Value Fund                                                                    310,664                                 -87
Ultra Short Bond Fund                                                                  983,015                              60,519
                                                         --------------------------------------              ----------------------
                                                      $                             19,052,110            $              3,788,198
                                                         ======================================              ======================


                                           Realized Gain/Loss
                                                  from
                                            Other Investment
                                               Companies
                                          ---------------------
Bond & Mortgage Securities Fund        $                     -

Disciplined LargeCap Blend Fund                      2,624,981

High Yield Fund II                                           -
Inflation Protection Fund                                    -
International Emerging Markets Fund                    286,898

International Growth Fund                            4,339,062
LargeCap Growth Fund                                   572,252
LargeCap Value Fund                                  1,501,363
Partners International Fund                          1,386,708
Partners LargeCap Blend Fund I                               -
Partners LargeCap Growth Fund I                      1,049,637

Partners LargeCap Growth Fund II                       559,671

Partners LargeCap Value Fund                         1,993,004
Partners LargeCap Value Fund I                         276,636
Partners SmallCap Growth Fund III                      124,257

Preferred Securities Fund                                    -
Real Estate Securities Fund                          6,698,119
SmallCap S&P 600 Index Fund                          1,743,133
SmallCap Value Fund                                    174,289
Ultra Short Bond Fund                                   11,949
                                          ---------------------
                                       $            23,341,959
                                          =====================



Schedule of Investments
January 31, 2007 (unaudited)
Principal LifeTime 2020 Fund
                                                   Shares
                                                    Held             Value
                                                   ------------ -------------------
INVESTMENT COMPANIES (99.79%)

Principal Investors Fund, Inc.
Institutional Class (99.79%)
Bond & Mortgage Securities Fund (a)                 51,820,197   $     549,294,085
Disciplined LargeCap Blend Fund (a)                 18,591,588         302,299,218
High Yield Fund II (a)                               1,791,780          15,731,830
International Emerging Markets Fund (a)              1,927,700          49,387,663
International Growth Fund (a)                       19,458,957         248,490,882
LargeCap Growth Fund (a)                            14,571,372         117,736,682
LargeCap Value Fund (a)                              6,539,576          84,687,509
Partners International Fund (a)                      6,335,717          98,837,182
Partners LargeCap Blend Fund I (a)                   9,856,619          97,481,966
Partners LargeCap Growth Fund I (a)                 10,585,680          89,131,423
Partners LargeCap Growth Fund II (a)                 4,719,099          40,489,868
Partners LargeCap Value Fund (a)                     7,248,305         112,203,755
Partners LargeCap Value Fund I (a)                   3,876,050          54,458,498
Partners MidCap Growth Fund (a)(b)                   2,451,144          24,315,350
Partners MidCap Value Fund I (a)                     1,699,186          24,536,247
Partners SmallCap Growth Fund III (a)(b)             3,453,991          40,964,334
Preferred Securities Fund (a)                       15,042,935         161,561,120
Real Estate Securities Fund (a)                      6,100,679         174,540,424
SmallCap S&P 600 Index Fund (a)                      2,939,060          53,549,668
SmallCap Value Fund (a)                              2,147,551          40,996,740
                                                                   ----------------
                                                                     2,380,694,444
                                                                   ----------------
TOTAL INVESTMENT COMPANIES                                       $   2,380,694,444
                                                                   ----------------
Total Investments                                                $   2,380,694,444
Other Assets in Excess of Liabilities, Net - 0.21%                       5,008,348
                                                                   ----------------
TOTAL NET ASSETS - 100.00%                                       $   2,385,702,792
                                                               =====================
                                                               ---------------------

                                                               =====================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $         222,572,279
Unrealized Depreciation                                  (12,213,192)
                                                 ---------------------
Net Unrealized Appreciation (Depreciation)                210,359,087
Cost for federal income tax purposes                    2,170,335,357


Portfolio Summary (unaudited)
------------------------------------------------ ---------------------
Fund Type                                                     Percent
------------------------------------------------ ---------------------
Domestic Equity Funds                                          52.70%
Fixed Income Funds                                             30.46%
International Equity Funds                                     16.63%
Other Assets in Excess of Liabilities, Net                      0.21%
                                                 ---------------------
TOTAL NET ASSETS                                              100.00%
                                                 =====================

Affiliated Securities

                                                      October 31, 2006                                 Purchases
                                         -------------------------------------------          -----------------------------
                                            Shares                         Cost                 Shares            Cost
                                         -------------                 -------------          ------------    -------------
Bond & Mortgage Securities Fund            45,315,518               $   483,757,200             8,082,642  $    86,396,564

Disciplined LargeCap Blend Fund            19,051,862                   266,736,790               631,959       10,180,510

High Yield Fund II                                  -                             -             1,791,780       15,720,000

International Emerging Markets Fund           794,912                    18,855,878             1,169,805       29,930,220

International Growth Fund                  14,268,420                   150,500,513             5,261,023       68,056,794

LargeCap Growth Fund                       14,292,690                    96,315,714               278,682        2,226,643

LargeCap Value Fund                         6,286,768                    69,472,417               401,950        5,159,392

Partners International Fund                 1,984,659                    29,807,838             4,431,691       69,359,469

Partners LargeCap Blend Fund I              3,504,317                    32,542,712             6,469,603       62,946,990

Partners LargeCap Growth Fund I             2,889,385                    23,542,712             7,828,708       66,339,187

Partners LargeCap Growth Fund II            8,488,405                    65,130,074               379,166        3,203,354

Partners LargeCap Value Fund                8,195,597                   104,108,586               428,567        6,580,801

Partners LargeCap Value Fund I              1,412,615                    18,934,170             2,528,000       35,240,921

Partners MidCap Growth Fund                   874,659                     8,217,085             1,622,871       15,765,673

Partners MidCap Value Fund I                  595,798                     8,217,085             1,134,484       16,100,962

Partners SmallCap Growth Fund III           2,528,923                    28,071,796               945,813       11,412,082

Preferred Securities Fund                  17,126,196                   183,756,951               232,848        2,496,126

Real Estate Securities Fund                 6,246,722                   115,011,632               487,944       12,982,478

SmallCap S&P 600 Index Fund                 2,392,018                    37,135,807               559,003       10,163,928

SmallCap Value Fund                         1,659,944                    27,573,634               499,043        9,538,933

                                                                   $  1,767,688,594                        $   539,801,027
                                                                      =============                           =============
                                                                      -------------                           -------------

                                                                      =============                           =============




Affiliated Securities

                                                        Sales                             January 31, 2007
                                         -- -------------------------------     -------------------------------------
                                               Shares          Proceeds           Shares                   Cost
                                         -- -------------    --------------     -----------           ---------------
Bond & Mortgage Securities Fund                1,577,963  $     16,795,407      51,820,197         $     553,358,357

Disciplined LargeCap Blend Fund                1,092,233        18,000,000      18,591,588               260,148,156

High Yield Fund II                                     -                 -       1,791,780                15,720,000

International Emerging Markets Fund               37,017           940,981       1,927,700                47,845,623

International Growth Fund                         70,486           940,982      19,458,957               217,616,799

LargeCap Growth Fund                                   -                 -      14,571,372                98,542,357

LargeCap Value Fund                              149,142         2,000,000       6,539,576                72,748,895

Partners International Fund                       80,633         1,254,642       6,335,717                97,913,667

Partners LargeCap Blend Fund I                   117,301         1,120,216       9,856,619                94,369,243

Partners LargeCap Growth Fund I                  132,413         1,120,216      10,585,680                88,767,148

Partners LargeCap Growth Fund II               4,148,472        38,000,000       4,719,099                34,628,801

Partners LargeCap Value Fund                   1,375,859        22,000,000       7,248,305                91,310,027

Partners LargeCap Value Fund I                    64,565           896,173       3,876,050                53,279,705

Partners MidCap Growth Fund                       46,386           448,086       2,451,144                23,535,677

Partners MidCap Value Fund I                      31,096           448,086       1,699,186                23,870,272

Partners SmallCap Growth Fund III                 20,745           268,851       3,453,991                39,214,708

Preferred Securities Fund                      2,316,109        25,000,000      15,042,935               161,241,076

Real Estate Securities Fund                      633,987        17,500,000       6,100,679               111,960,652

SmallCap S&P 600 Index Fund                       11,961           224,043       2,939,060                47,075,790

SmallCap Value Fund                               11,436           224,043       2,147,551                36,889,325

                                                          $    147,181,726                         $   2,170,036,278
                                                             ==============                           ===============
                                                             --------------                           ---------------

                                                             ==============                           ===============

                                               Income Distribution from                       Realized Gain/Loss

                                              Other Investment Companies                        on Investments

                                         --------------------------------------              ----------------------
Bond & Mortgage Securities Fund       $                              6,639,418            $                      -

Disciplined LargeCap Blend Fund                                      3,443,853                           1,230,856

High Yield Fund II                                                      29,882                                   -
International Emerging Markets Fund                                  1,966,073                                 506

International Growth Fund                                            9,907,076                                 474
LargeCap Growth Fund                                                   804,520                                   -
LargeCap Value Fund                                                  1,451,039                             117,086
Partners International Fund                                          2,249,535                               1,002
Partners LargeCap Blend Fund I                                         553,568                                -243
Partners LargeCap Growth Fund I                                        728,731                               5,465

Partners LargeCap Growth Fund II                                     1,755,119                           4,295,373

Partners LargeCap Value Fund                                         1,760,611                           2,620,640
Partners LargeCap Value Fund I                                         513,159                                 787
Partners MidCap Growth Fund                                             31,723                               1,005
Partners MidCap Value Fund I                                           220,003                                 311
Partners SmallCap Growth Fund III                                    2,749,287                                -319

Preferred Securities Fund                                            2,496,126                             -12,001
Real Estate Securities Fund                                            772,998                           1,466,542
SmallCap S&P 600 Index Fund                                            828,307                                  98
SmallCap Value Fund                                                  1,153,661                                 801
                                         --------------------------------------              ----------------------
                                      $                             40,054,689            $              9,728,383
                                         ======================================              ======================


                                             Realized Gain/Loss
                                                    from
                                              Other Investment
                                                 Companies
                                            ---------------------
Bond & Mortgage Securities Fund          $                     -

Disciplined LargeCap Blend Fund                        6,736,657

High Yield Fund II                                             -
International Emerging Markets Fund                      697,352

International Growth Fund                             12,177,433
LargeCap Growth Fund                                   1,422,123
LargeCap Value Fund                                    3,708,353
Partners International Fund                            2,697,580
Partners LargeCap Blend Fund I                                 -
Partners LargeCap Growth Fund I                        2,217,035

Partners LargeCap Growth Fund II                       1,448,236

Partners LargeCap Value Fund                           4,820,190
Partners LargeCap Value Fund I                           639,879
Partners MidCap Growth Fund                              328,362
Partners MidCap Value Fund I                             475,371
Partners SmallCap Growth Fund III                        539,990

Preferred Securities Fund                                      -
Real Estate Securities Fund                           12,209,480
SmallCap S&P 600 Index Fund                            2,305,156
SmallCap Value Fund                                      682,478
                                            ---------------------
                                         $            53,105,675
                                            =====================



Schedule of Investments
January 31, 2007 (unaudited)
Principal LifeTime 2030 Fund
                                                   Shares
                                                    Held                   Value
                                              ----------------- --- ---------------------
INVESTMENT COMPANIES (99.82%)

Principal Investors Fund, Inc.
Institutional Class (99.82%)
Bond & Mortgage Securities Fund (a)                 26,789,891   $           283,972,848
Disciplined LargeCap Blend Fund (a)                 17,362,395               282,312,541
High Yield Fund II (a)                               1,497,709                13,149,888
International Emerging Markets Fund (a)              2,277,203                58,341,942
International Growth Fund (a)                       19,740,760               252,089,511
LargeCap Growth Fund (a)                            14,532,578               117,423,234
LargeCap Value Fund (a)                              6,641,249                86,004,172
Partners International Fund (a)                      6,370,019                99,372,297
Partners LargeCap Blend Fund I (a)                   9,209,703                91,083,963
Partners LargeCap Growth Fund I (a)                 10,922,370                91,966,356
Partners LargeCap Growth Fund II (a)                 4,696,300                40,294,256
Partners LargeCap Value Fund (a)                     7,335,336               113,550,997
Partners LargeCap Value Fund I (a)                   4,256,404                59,802,480
Partners MidCap Growth Fund (a)(b)                   2,704,133                26,824,996
Partners MidCap Value Fund I (a)                     1,876,327                27,094,162
Partners SmallCap Growth Fund I (a)(b)               1,987,665                19,618,249
Partners SmallCap Growth Fund III (a)(b)             2,803,702                33,251,911
Partners SmallCap Value Fund I (a)                   1,028,425                19,313,820
Preferred Securities Fund (a)                        9,124,147                97,993,341
Real Estate Securities Fund (a)                      4,193,217               119,967,931
SmallCap S&P 600 Index Fund (a)                      2,034,550                37,069,506
SmallCap Value Fund (a)                              1,788,458                34,141,654
                                                                    ---------------------
                                                                           2,004,640,055
                                                                    ---------------------
TOTAL INVESTMENT COMPANIES                                       $         2,004,640,055
                                                                    ---------------------
Total Investments                                                $         2,004,640,055
Other Assets in Excess of Liabilities, Net - 0.18%                             3,630,454
                                                                    ---------------------
TOTAL NET ASSETS - 100.00%                                       $         2,008,270,509
                                                                    =====================
                                                                    ---------------------

                                                                    =====================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           208,099,571
Unrealized Depreciation                                           (7,618,082)
                                                         ---------------------
Net Unrealized Appreciation (Depreciation)                        200,481,489
Cost for federal income tax purposes                            1,804,158,566


Portfolio Summary (unaudited)
-------------------------------------------------------- ---------------------
Fund Type                                                             Percent
-------------------------------------------------------- ---------------------
Domestic Equity Funds                                                  59.74%
International Equity Funds                                             20.41%
Fixed Income Funds                                                     19.67%
Other Assets in Excess of Liabilities, Net                              0.18%
                                                         ---------------------
TOTAL NET ASSETS                                                      100.00%
                                                         =====================

Affiliated Securities

                                                      October 31, 2006                                 Purchases
                                         -------------------------------------------          -----------------------------
                                            Shares                         Cost                 Shares            Cost
                                         -------------                 -------------          ------------    -------------
Bond & Mortgage Securities Fund            26,490,815               $   282,644,546             1,534,050  $    16,413,062

Disciplined LargeCap Blend Fund            17,682,412                   246,222,431               590,177        9,507,420

High Yield Fund II                                  -                             -             1,497,709       13,140,000

International Emerging Markets Fund           775,300                    18,377,672             1,501,903       38,350,393

International Growth Fund                  14,995,161                   157,681,903             4,745,599       60,868,441

LargeCap Growth Fund                       14,254,638                    95,721,426               277,940        2,220,715

LargeCap Value Fund                         6,419,477                    70,610,928               408,199        5,239,607

Partners International Fund                 1,938,344                    29,075,811             4,431,675       69,251,695

Partners LargeCap Blend Fund I              2,909,451                    26,981,393             6,300,252       61,425,276

Partners LargeCap Growth Fund I             3,222,569                    26,179,532             7,699,801       65,328,607

Partners LargeCap Growth Fund II            8,467,438                    64,556,688               377,334        3,187,878

Partners LargeCap Value Fund                8,246,213                   103,759,798               433,713        6,659,818

Partners LargeCap Value Fund I              1,419,359                    18,981,393             2,837,045       39,543,490

Partners MidCap Growth Fund                 1,090,051                    10,236,045             1,614,082       15,709,002

Partners MidCap Value Fund I                  742,554                    10,236,045             1,133,773       16,121,097

Partners SmallCap Growth Fund I               778,091                     7,141,627             1,209,574       11,687,525

Partners SmallCap Growth Fund III           2,546,236                    27,916,981               257,466        3,089,602

Partners SmallCap Value Fund I                391,885                     7,141,627               636,540       11,892,536

Preferred Securities Fund                   9,405,757                   100,532,145               134,179        1,438,395

Real Estate Securities Fund                 4,276,702                    77,057,405               337,882        8,989,851

SmallCap S&P 600 Index Fund                 1,903,947                    28,341,032               130,603        2,380,136

SmallCap Value Fund                         1,696,703                    27,670,334                91,755        1,757,564

                                                                       -------------                          -------------
                                                                    $  1,437,066,762                       $   464,202,110
                                                                       =============                          =============
                                                                       -------------                          -------------

                                                                       =============                          =============

Affiliated Securities

                                                   Sales                             January 31, 2007
                                       -------------------------------     -------------------------------------
                                          Shares          Proceeds           Shares                   Cost
                                       -------------    --------------     -----------           ---------------
Bond & Mortgage Securities Fund           1,234,974  $     13,140,000      26,789,891         $     285,917,700

Disciplined LargeCap Blend Fund             910,194        15,000,000      17,362,395               241,765,280

High Yield Fund II                                -                 -       1,497,709                13,140,000

International Emerging Markets Fund               -                 -       2,277,203                56,728,065

International Growth Fund                         -                 -      19,740,760               218,550,344

LargeCap Growth Fund                              -                 -      14,532,578                97,942,141

LargeCap Value Fund                         186,427         2,500,000       6,641,249                73,502,467

Partners International Fund                       -                 -       6,370,019                98,327,506

Partners LargeCap Blend Fund I                    -                 -       9,209,703                88,406,669

Partners LargeCap Growth Fund I                   -                 -      10,922,370                91,508,139

Partners LargeCap Growth Fund II          4,148,472        37,999,999       4,696,300                34,057,900

Partners LargeCap Value Fund              1,344,590        21,500,001       7,335,336                91,511,756

Partners LargeCap Value Fund I                    -                 -       4,256,404                58,524,883

Partners MidCap Growth Fund                       -                 -       2,704,133                25,945,047

Partners MidCap Value Fund I                      -                 -       1,876,327                26,357,142

Partners SmallCap Growth Fund I                   -                 -       1,987,665                18,829,152

Partners SmallCap Growth Fund III                 -                 -       2,803,702                31,006,583

Partners SmallCap Value Fund I                    -                 -       1,028,425                19,034,163

Preferred Securities Fund                   415,789         4,500,000       9,124,147                97,469,428

Real Estate Securities Fund                 421,367        11,500,000       4,193,217                75,267,414

SmallCap S&P 600 Index Fund                       -                 -       2,034,550                30,721,168

SmallCap Value Fund                               -                 -       1,788,458                29,427,898

                                                        --------------                           ---------------
                                                     $    106,140,000                         $   1,803,940,845
                                                        ==============                           ===============
                                                        --------------                           ---------------

                                                        ==============                           ===============

                                               Income Distribution from                       Realized Gain/Loss

                                              Other Investment Companies                        on Investments

                                         --------------------------------------              ----------------------
Bond & Mortgage Securities Fund       $                              3,721,636            $                     92

Disciplined LargeCap Blend Fund                                      3,216,161                           1,035,429

High Yield Fund II                                                      24,978                                   -
International Emerging Markets Fund                                  1,962,501                                   -

International Growth Fund                                           10,002,718                                   -
LargeCap Growth Fund                                                   802,379                                   -
LargeCap Value Fund                                                  1,473,599                             151,932
Partners International Fund                                          2,034,269                                   -
Partners LargeCap Blend Fund I                                         469,688                                   -
Partners LargeCap Growth Fund I                                        716,649                                   -

Partners LargeCap Growth Fund II                                     1,746,639                           4,313,333

Partners LargeCap Value Fund                                         1,781,751                           2,592,141
Partners LargeCap Value Fund I                                         507,952                                   -
Partners MidCap Growth Fund                                             39,705                                   -
Partners MidCap Value Fund I                                           267,568                                   -
Partners SmallCap Growth Fund I                                              -                                   -

Partners SmallCap Growth Fund III                                    2,582,392                                   -

Partners SmallCap Value Fund I                                         185,870                                   -
Preferred Securities Fund                                            1,438,395                              -1,112
Real Estate Securities Fund                                            535,271                             720,158
SmallCap S&P 600 Index Fund                                            621,841                                   -
SmallCap Value Fund                                                  1,099,752                                   -
                                         --------------------------------------              ----------------------
                                      $                             35,231,714            $              8,811,973
                                         ======================================              ======================


                                               Realized Gain/Loss
                                                      from
                                                Other Investment
                                                   Companies
                                              ---------------------
Bond & Mortgage Securities Fund            $                     -

Disciplined LargeCap Blend Fund                          6,291,259

High Yield Fund II                                               -
International Emerging Markets Fund                        686,429

International Growth Fund                               12,294,336
LargeCap Growth Fund                                     1,418,337
LargeCap Value Fund                                      3,766,008
Partners International Fund                              2,398,636
Partners LargeCap Blend Fund I                                   -
Partners LargeCap Growth Fund I                          2,163,369

Partners LargeCap Growth Fund II                         1,441,239

Partners LargeCap Value Fund                             4,878,067
Partners LargeCap Value Fund I                             608,226
Partners MidCap Growth Fund                                410,977
Partners MidCap Value Fund I                               595,209
Partners SmallCap Growth Fund I                            436,483

Partners SmallCap Growth Fund III                          507,210

Partners SmallCap Value Fund I                             455,624
Preferred Securities Fund                                        -
Real Estate Securities Fund                              8,454,581
SmallCap S&P 600 Index Fund                              1,758,295
SmallCap Value Fund                                        657,812
                                              ---------------------
                                           $            49,222,097
                                              =====================



Schedule of Investments
January 31, 2007 (unaudited)
Principal LifeTime 2040 Fund
                                                     Shares
                                                      Held              Value
                                                   -------------- --------------
INVESTMENT COMPANIES (99.80%)

Principal Investors Fund, Inc.
Institutional Class (99.80%)
Bond & Mortgage Securities Fund (a)                    8,311,071   $  88,097,348
Disciplined LargeCap Blend Fund (a)                    7,734,099     125,756,454
High Yield Fund II (a)                                   697,563       6,124,605
International Emerging Markets Fund (a)                1,155,143      29,594,752
International Growth Fund (a)                          9,733,064     124,291,228
LargeCap Growth Fund (a)                               7,647,340      61,790,509
LargeCap Value Fund (a)                                3,593,972      46,541,938
Partners International Fund (a)                        3,845,932      59,996,540
Partners LargeCap Blend Fund I (a)                     5,392,882      53,335,607
Partners LargeCap Growth Fund I (a)                    6,783,504      57,117,104
Partners LargeCap Growth Fund II (a)                   2,322,508      19,927,116
Partners LargeCap Value Fund (a)                       3,696,092      57,215,497
Partners LargeCap Value Fund I (a)                     2,328,068      32,709,360
Partners MidCap Growth Fund (a)(b)                     1,536,051      15,237,629
Partners MidCap Value Fund I (a)                       1,065,193      15,381,389
Partners SmallCap Growth Fund I (a)(b)                 1,564,741      15,443,990
Partners SmallCap Growth Fund III (a)(b)               1,589,004      18,845,590
Partners SmallCap Value Fund I (a)                       809,267      15,198,041
Preferred Securities Fund (a)                          3,109,028      33,390,957
Real Estate Securities Fund (a)                        1,449,293      41,464,284
SmallCap S&P 600 Index Fund (a)                          858,005      15,632,845
SmallCap Value Fund (a)                                  958,512      18,298,003
                                                                     -----------
                                                                     951,390,786
                                                                     -----------
TOTAL INVESTMENT COMPANIES                                         $ 951,390,786
                                                                     -----------
Total Investments                                                  $ 951,390,786
Other Assets in Excess of Liabilities, Net - 0.20%                     1,921,629
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                         $ 953,312,415
                                                                     ===========
                                                                     ------
(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $            88,699,986
Unrealized Depreciation                                    (3,542,897)

                                                  ---------------------
Net Unrealized Appreciation (Depreciation)                  85,157,089
Cost for federal income tax purposes                       866,233,697


Portfolio Summary (unaudited)
--------------------------------------------- --- ---------------------
Fund Type                                                      Percent
--------------------------------------------- --- ---------------------
Domestic Equity Funds                                           63.98%
International Equity Funds                                      22.43%
Fixed Income Funds                                              13.39%
Other Assets in Excess of Liabilities, Net                       0.20%
                                                  ---------------------
TOTAL NET ASSETS                                               100.00%
                                                  =====================

Affiliated Securities

                                                        October 31, 2006                                 Purchases
                                           -------------------------------------------          -----------------------------
                                              Shares                         Cost                 Shares            Cost
                                           -------------                 -------------          ------------    -------------
Bond & Mortgage Securities Fund               8,377,501               $    89,201,234               508,763  $     5,446,383

Disciplined LargeCap Blend Fund               8,866,835                   124,287,660               262,895        4,235,091

High Yield Fund II                                    -                             -               697,563        6,120,000
International Emerging Markets Fund             334,510                     7,943,464               820,633       21,100,334

International Growth Fund                     7,145,591                    76,731,378             2,587,473       32,966,830

LargeCap Growth Fund                          7,748,607                    52,975,677               146,258        1,168,586

LargeCap Value Fund                           3,522,214                    39,529,720               220,901        2,835,461

Partners International Fund                   1,024,203                    15,377,450             2,821,729       44,212,997

Partners LargeCap Blend Fund I                1,464,293                    13,584,967             3,928,589       38,265,583

Partners LargeCap Growth Fund I               1,935,156                    15,688,725             4,848,348       41,296,322

Partners LargeCap Growth Fund II              4,646,818                    36,127,055               186,607        1,576,533

Partners LargeCap Value Fund                  4,415,641                    56,923,723               218,537        3,355,715

Partners LargeCap Value Fund I                  689,915                     9,226,470             1,638,153       22,846,015

Partners MidCap Growth Fund                     549,629                     5,150,980               986,422        9,581,235

Partners MidCap Value Fund I                    374,364                     5,150,980               690,829        9,786,677

Partners SmallCap Growth Fund I                 561,220                     5,150,980             1,003,521        9,679,941

Partners SmallCap Growth Fund III             1,443,084                    15,956,654               145,920        1,751,039

Partners SmallCap Value Fund I                  282,693                     5,150,980               526,574        9,831,016

Preferred Securities Fund                     2,846,191                    30,423,996               262,837        2,830,755

Real Estate Securities Fund                   1,338,648                    25,990,588               110,645        2,943,876

SmallCap S&P 600 Index Fund                   1,061,995                    16,376,000                55,077        1,003,744

SmallCap Value Fund                             959,088                    15,990,712                49,175          941,955

                                                                         -------------                          -------------
                                                                      $   662,939,393                        $   273,776,088
                                                                         =============                          =============
                                                                         -------------                          -------------

                                                                         =============                          =============

Affiliated Securities

                                                    Sales                             January 31, 2007
                                        -------------------------------     -------------------------------------
                                           Shares          Proceeds           Shares                   Cost
                                        -------------    --------------     -----------           ---------------
Bond & Mortgage Securities Fund              575,193  $      6,120,000       8,311,071         $      88,528,290

Disciplined LargeCap Blend Fund            1,395,631        23,000,000       7,734,099               107,341,264

High Yield Fund II                                 -                 -         697,563                 6,120,000
International Emerging Markets Fund                -                 -       1,155,143                29,043,798

International Growth Fund                          -                 -       9,733,064               109,698,208

LargeCap Growth Fund                         247,525         2,000,000       7,647,340                52,185,725

LargeCap Value Fund                          149,143         2,000,000       3,593,972                40,486,992

Partners International Fund                        -                 -       3,845,932                59,590,447

Partners LargeCap Blend Fund I                     -                 -       5,392,882                51,850,550

Partners LargeCap Growth Fund I                    -                 -       6,783,504                56,985,047

Partners LargeCap Growth Fund II           2,510,917        22,999,999       2,322,508                17,154,371

Partners LargeCap Value Fund                 938,086        15,000,000       3,696,092                47,076,753

Partners LargeCap Value Fund I                     -                 -       2,328,068                32,072,485

Partners MidCap Growth Fund                        -                 -       1,536,051                14,732,215

Partners MidCap Value Fund I                       -                 -       1,065,193                14,937,657

Partners SmallCap Growth Fund I                    -                 -       1,564,741                14,830,921

Partners SmallCap Growth Fund III                  -                 -       1,589,004                17,707,693

Partners SmallCap Value Fund I                     -                 -         809,267                14,981,996

Preferred Securities Fund                          -                 -       3,109,028                33,254,751

Real Estate Securities Fund                        -                 -       1,449,293                28,934,464

SmallCap S&P 600 Index Fund                  259,067         5,000,000         858,005                12,686,322

SmallCap Value Fund                           49,751         1,000,000         958,512                15,976,660

                                                         --------------                           ---------------
                                                      $     77,119,999                         $     866,176,609
                                                         ==============                           ===============
                                                         --------------                           ---------------

                                                         ==============                           ===============


                                          Income Distribution from              Realized Gain/Loss          Realized Gain/Loss
                                                                                                                   from
                                         Other Investment Companies               on Investments             Other Investment
                                                                                                                Companies
                                        ----------------------------------     ----------------------      ---------------------
Bond & Mortgage Securities Fund        $                        1,190,854   $                    673    $                     -

Disciplined LargeCap Blend Fund                                 1,432,643                  1,818,513                  2,802,449

High Yield Fund II                                                 11,633                          -                          -
International Emerging Markets Fund                             1,100,253                          -                    389,334

International Growth Fund                                       4,721,888                          -                  5,789,015
LargeCap Growth Fund                                              422,228                     41,462                    746,358
LargeCap Value Fund                                               797,451                    121,811                  2,038,010
Partners International Fund                                     1,282,720                          -                  1,531,513
Partners LargeCap Blend Fund I                                    300,841                          -                          -
Partners LargeCap Growth Fund I                                   469,119                          -                  1,439,734

Partners LargeCap Growth Fund II                                  863,783                  2,450,782                    712,750

Partners LargeCap Value Fund                                      897,780                  1,797,315                  2,457,935
Partners LargeCap Value Fund I                                    280,885                          -                    343,089
Partners MidCap Growth Fund                                        19,534                          -                    202,195
Partners MidCap Value Fund I                                      134,290                          -                    292,881
Partners SmallCap Growth Fund I                                         -                          -                    320,436

Partners SmallCap Growth Fund III                               1,463,576                          -                    287,462

Partners SmallCap Value Fund I                                    137,024                          -                    334,486
Preferred Securities Fund                                         465,190                          -                          -
Real Estate Securities Fund                                       175,283                          -                  2,768,593
SmallCap S&P 600 Index Fund                                       262,241                    306,578                    741,503
SmallCap Value Fund                                               589,405                     43,993                    352,550
                                        ----------------------------------     ----------------------      ---------------------
                                       $                       17,018,621   $              6,581,127    $            23,550,293
                                        ==================================     ======================      =====================

Schedule of Investments
January 31, 2007 (unaudited)
Principal LifeTime 2050 Fund
                                                  Shares
                                                   Held               Value
                                                  ------------ --- ------------
INVESTMENT COMPANIES (99.89%)

Principal Investors Fund, Inc.
Institutional Class (99.89%)
Bond & Mortgage Securities Fund (a)                 2,358,942   $   25,004,787
Disciplined LargeCap Blend Fund (a)                 3,495,284       56,833,317
High Yield Fund II (a)                                311,168        2,732,054
International Emerging Markets Fund (a)               574,674       14,723,138
International Growth Fund (a)                       4,705,562       60,090,026
LargeCap Growth Fund (a)                            3,878,490       31,338,203
LargeCap Value Fund (a)                             1,764,516       22,850,483
Partners International Fund (a)                     1,739,843       27,141,551
Partners LargeCap Blend Fund I (a)                  2,194,134       21,699,982
Partners LargeCap Growth Fund I (a)                 3,025,195       25,472,143
Partners LargeCap Growth Fund II (a)                1,213,794       10,414,352
Partners LargeCap Value Fund (a)                    1,786,776       27,659,288
Partners LargeCap Value Fund I (a)                  1,064,868       14,961,397
Partners MidCap Growth Fund (a)(b)                    562,967        5,584,634
Partners MidCap Value Fund I (a)                      391,317        5,650,617
Partners SmallCap Growth Fund I (a)(b)                576,829        5,693,298
Partners SmallCap Growth Fund III (a)(b)              770,686        9,140,330
Partners SmallCap Value Fund I (a)                    335,230        6,295,624
Preferred Securities Fund (a)                       1,092,968       11,738,478
Real Estate Securities Fund (a)                       522,508       14,948,966
SmallCap S&P 600 Index Fund (a)                       328,911        5,992,760
SmallCap Value Fund (a)                               545,578       10,415,079
                                                                   ------------
                                                                   416,380,507
                                                                   ------------
TOTAL INVESTMENT COMPANIES                                      $  416,380,507
                                                                   ------------
Total Investments                                               $  416,380,507
Other Assets in Excess of Liabilities, Net - 0.11%                     448,993
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                      $  416,829,500
                                                                   ============



(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            40,637,344
Unrealized Depreciation                                       (1,555,353)
                                                     ---------------------
Net Unrealized Appreciation (Depreciation)                     39,081,991
Cost for federal income tax purposes                          377,298,516


Portfolio Summary (unaudited)
---------------------------------------------------- ---------------------
Fund Type                                                         Percent
---------------------------------------------------- ---------------------
Domestic Equity Funds                                              65.96%
International Equity Funds                                         24.46%
Fixed Income Funds                                                  9.47%
Other Assets in Excess of Liabilities, Net                          0.11%
                                                     ---------------------
TOTAL NET ASSETS                                                  100.00%
                                                     =====================

Affiliated Securities

                                                      October 31, 2006                           Purchases
                                         -------------------------------------------    -----------------------------
                                            Shares                         Cost           Shares            Cost
                                         -------------                 -------------    ------------    -------------
Bond & Mortgage Securities Fund             2,129,778               $    22,681,864         488,151  $     5,219,991

Disciplined LargeCap Blend Fund             4,468,706                    62,643,509         118,811        1,913,972

High Yield Fund II                                  -                             -         311,168        2,730,000
International Emerging Markets Fund           153,633                     3,639,516         421,991       10,938,164

International Growth Fund                   3,829,217                    40,873,903         878,381       11,202,443

LargeCap Growth Fund                        3,804,313                    26,022,062          74,177          592,670

LargeCap Value Fund                         1,656,061                    18,470,944         108,455        1,392,113

Partners International Fund                   492,955                     7,380,645       1,248,454       19,657,688

Partners LargeCap Blend Fund I                725,376                     6,725,807       1,471,401       14,329,416

Partners LargeCap Growth Fund I               878,989                     7,121,774       2,148,474       18,409,062

Partners LargeCap Growth Fund II            2,207,972                    17,116,933          97,525          823,931

Partners LargeCap Value Fund                2,243,982                    28,884,286         105,646        1,622,230

Partners LargeCap Value Fund I                340,789                     4,553,226         725,839       10,140,247

Partners MidCap Growth Fund                   306,701                     2,862,903         257,536        2,509,415
Partners MidCap Value Fund I                  208,917                     2,862,903         183,261        2,608,603
Partners SmallCap Growth Fund I               313,777                     2,862,903         264,322        2,558,988

Partners SmallCap Growth Fund III             775,556                     8,605,138          70,773          849,274

Partners SmallCap Value Fund I                176,589                     3,208,065         159,511        2,997,291
Preferred Securities Fund                     864,458                     9,244,331         229,560        2,474,193

Real Estate Securities Fund                   331,292                     6,807,614         192,053        5,178,220

SmallCap S&P 600 Index Fund                   463,238                     7,018,573          21,114          384,779
SmallCap Value Fund                           517,587                     8,634,629          27,991          536,154
                                                                       -------------                    -------------
                                                                  $   298,221,528                        $   119,068,844
                                                                     =============                          =============
                                                                     -------------                          -------------

                                                                     =============                          =============

Affiliated Securities

                                                     Sales                             January 31, 2007
                                         -------------------------------     -------------------------------------
                                            Shares          Proceeds           Shares                   Cost
                                         -------------    --------------     -----------           ---------------
Bond & Mortgage Securities Fund               258,987  $      2,755,858       2,358,942         $      25,146,374

Disciplined LargeCap Blend Fund             1,092,233        18,000,000       3,495,284                48,115,089

High Yield Fund II                                  -                 -         311,168                 2,730,000
International Emerging Markets Fund               950            24,300         574,674                14,553,269

International Growth Fund                       2,036            26,885       4,705,562                52,049,465

LargeCap Growth Fund                                -                 -       3,878,490                26,614,732

LargeCap Value Fund                                 -                 -       1,764,516                19,863,057

Partners International Fund                     1,566            24,273       1,739,843                27,014,060

Partners LargeCap Blend Fund I                  2,643            25,336       2,194,134                21,029,887

Partners LargeCap Growth Fund I                 2,268            19,112       3,025,195                25,511,645

Partners LargeCap Growth Fund II            1,091,703        10,000,000       1,213,794                 8,975,829

Partners LargeCap Value Fund                  562,852         9,000,000       1,786,776                22,613,432

Partners LargeCap Value Fund I                  1,760            24,291       1,064,868                14,669,182

Partners MidCap Growth Fund                     1,270            12,414         562,967                 5,359,912
Partners MidCap Value Fund I                      861            12,411         391,317                 5,459,072
Partners SmallCap Growth Fund I                 1,270            12,412         576,829                 5,409,426

Partners SmallCap Growth Fund III              75,643         1,000,000         770,686                 8,470,700

Partners SmallCap Value Fund I                    870            16,554         335,230                 6,188,811
Preferred Securities Fund                       1,050            11,375       1,092,968                11,707,149

Real Estate Securities Fund                       837            23,273         522,508                11,962,504

SmallCap S&P 600 Index Fund                   155,441         3,000,000         328,911                 4,646,013
SmallCap Value Fund                                 -                 -         545,578                 9,170,783
                                                          --------------                           ---------------
                                                       $     43,988,494                         $     377,260,391
                                                          ==============                           ===============
                                                          --------------                           ---------------

                                                          ==============                           ===============

                                          Income Distribution from             Realized Gain/Loss         Realized Gain/Loss
                                                                                                                 from
                                         Other Investment Companies              on Investments            Other Investment
                                                                                                              Companies
                                         ---------------------------------    ----------------------     ---------------------
Bond & Mortgage Securities Fund        $                          321,595  $                    377   $                     -

Disciplined LargeCap Blend Fund                                   647,457                 1,557,608                 1,266,515

High Yield Fund II                                                  5,189                         -                         -
International Emerging Markets Fund                               608,006                      -111                   216,507

International Growth Fund                                       2,476,514                         4                 3,053,129
LargeCap Growth Fund                                              214,141                         -                   378,529
LargeCap Value Fund                                               391,521                         -                 1,000,592
Partners International Fund                                       638,201                         -                   770,790
Partners LargeCap Blend Fund I                                    134,441                         -                         -
Partners LargeCap Growth Fund I                                   239,595                       -79                   750,747

Partners LargeCap Growth Fund II                                  451,432                 1,034,965                   372,499

Partners LargeCap Value Fund                                      434,007                 1,106,916                 1,188,223
Partners LargeCap Value Fund I                                    139,955                         -                   174,959
Partners MidCap Growth Fund                                         9,707                         8                   100,472
Partners MidCap Value Fund I                                       63,648                       -23                   145,719
Partners SmallCap Growth Fund I                                         -                       -53                   159,752

Partners SmallCap Growth Fund III                                 709,851                    16,288                   139,423

Partners SmallCap Value Fund I                                     76,944                         9                   195,821
Preferred Securities Fund                                         156,280                         -                         -
Real Estate Securities Fund                                        54,638                       -57                   802,935
SmallCap S&P 600 Index Fund                                       100,528                   242,661                   284,251
SmallCap Value Fund                                               335,485                         -                   200,669
                                         ---------------------------------    ----------------------     ---------------------
                                       $                        8,209,135  $              3,958,513   $            11,201,532
                                         =================================    ======================     =====================



Schedule of Investments
January 31, 2007 (unaudited)
Principal LifeTime Strategic Income Fund
                                                                 Shares
                                                                  Held                   Value
                                                               -------------- --- ---------------------
INVESTMENT COMPANIES (99.78%)

Principal Investors Fund, Inc. Institutional Class (99.78%)
Bond & Mortgage Securities Fund (a)                               17,783,999   $           188,510,394
Disciplined LargeCap Blend Fund (a)                                1,225,342                19,924,056
Inflation Protection Fund (a)                                      4,345,949                40,895,377
International Growth Fund (a)                                      1,404,568                17,936,327
LargeCap Growth Fund (a)                                           1,226,618                 9,911,071
LargeCap Value Fund (a)                                              565,092                 7,317,948
Partners International Fund (a)                                      698,539                10,897,212
Partners LargeCap Blend Fund I (a)                                   918,910                 9,088,016
Partners LargeCap Growth Fund I (a)                                  933,170                 7,857,289
Partners LargeCap Growth Fund II (a)                                 363,305                 3,117,161
Partners LargeCap Value Fund (a)                                     621,637                 9,622,934
Preferred Securities Fund (a)                                      3,293,397                35,371,088
Real Estate Securities Fund (a)                                      981,563                28,082,512
SmallCap S&P 600 Index Fund (a)                                      496,251                 9,041,699
Ultra Short Bond Fund (a)                                          7,030,397                70,655,489
                                                                                  ---------------------
                                                                                           468,228,573
                                                                                  ---------------------
TOTAL INVESTMENT COMPANIES                                                     $           468,228,573
                                                                                  ---------------------
Total Investments                                                              $           468,228,573
Other Assets in Excess of Liabilities, Net - 0.22%                                           1,043,094
                                                                                  ---------------------
TOTAL NET ASSETS - 100.00%                                                     $           469,271,667
                                                                                  =====================

(a)  Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $            28,585,649
Unrealized Depreciation                                   (3,719,040)
                                                 ---------------------
Net Unrealized Appreciation (Depreciation)                 24,866,609
Cost for federal income tax purposes                      443,361,964



Portfolio Summary (unaudited)
-------------------------------------------- --- ---------------------
Fund Type                                                     Percent
-------------------------------------------- --- ---------------------
Fixed Income Funds                                             71.48%
Domestic Equity Funds                                          22.15%
International Equity Funds                                      6.15%
Other Assets in Excess of Liabilities, Net                      0.22%
                                                 ---------------------
TOTAL NET ASSETS                                              100.00%
                                                 =====================

Affiliated Securities

                                                October 31, 2006                                 Purchases
                                   -------------------------------------------          -----------------------------
                                      Shares                         Cost                 Shares            Cost
                                   -------------                 -------------          ------------    -------------
Bond & Mortgage Securities Fund      14,556,253               $   156,018,708             3,631,106  $    38,837,494

Disciplined LargeCap Blend Fund       1,335,389                    18,233,704                41,651          670,981

Inflation Protection Fund               552,402                     5,298,448             4,054,872       38,712,516

International Growth Fund             1,124,864                    10,625,886               309,260        3,925,697

LargeCap Growth Fund                  1,203,158                     7,749,083                23,460          187,439
LargeCap Value Fund                     530,359                     5,670,569                34,733          445,829
Partners International Fund             162,046                     2,429,874               608,151        9,463,564

Partners LargeCap Blend Fund I          254,261                     2,354,704               773,292        7,532,112
Partners LargeCap Growth Fund I         272,574                     2,207,057               755,663        6,377,530

Partners LargeCap Growth Fund II        639,792                     4,646,511                29,191          246,614

Partners LargeCap Value Fund            709,960                     8,680,116                36,755          564,389
Preferred Securities Fund             3,774,552                    40,768,195                51,168          548,524

Real Estate Securities Fund           1,021,139                    16,370,470                80,855        2,151,260

SmallCap S&P 600 Index Fund             464,396                     6,663,347                31,855          580,544
Ultra Short Bond Fund                 8,829,006                    88,734,076               112,619        1,132,991

                                                                 -------------                          -------------
                                                              $   376,450,748                        $   111,377,484
                                                                 =============                          =============
                                                                 -------------                          -------------

                                                                 =============                          =============


Affiliated Securities

                                               Sales                             January 31, 2007
                                   -------------------------------     -------------------------------------
                                      Shares          Proceeds           Shares                   Cost
                                   -------------    --------------     -----------           ---------------
Bond & Mortgage Securities Fund         403,360  $      4,314,478      17,783,999         $     190,541,724

Disciplined LargeCap Blend Fund         151,698         2,500,000       1,225,342                16,608,707

Inflation Protection Fund               261,325         2,476,555       4,345,949                41,531,885

International Growth Fund                29,556           370,999       1,404,568                14,180,297

LargeCap Growth Fund                          -                 -       1,226,618                 7,936,522
LargeCap Value Fund                           -                 -         565,092                 6,116,398
Partners International Fund              71,658         1,095,287         698,539                10,798,507

Partners LargeCap Blend Fund I          108,643         1,057,284         918,910                 8,832,013
Partners LargeCap Growth Fund I          95,067           797,712         933,170                 7,789,257

Partners LargeCap Growth Fund II        305,678         2,800,000         363,305                 2,461,310

Partners LargeCap Value Fund            125,078         2,000,000         621,637                 7,495,455
Preferred Securities Fund               532,323         5,750,000       3,293,397                35,561,678

Real Estate Securities Fund             120,431         3,250,000         981,563                15,430,420

SmallCap S&P 600 Index Fund                   -                 -         496,251                 7,243,891
Ultra Short Bond Fund                 1,911,228        19,250,000       7,030,397                70,654,045

                                                    --------------                           ---------------
                                                 $     45,662,315                         $     443,182,109
                                                    ==============                           ===============

                                 Income Distribution from      Realized Gain/Loss            Realized Gain/Loss
                                                                                                   from
                               Other Investment Companies       on Investments               Other Investment
                                                                                                Companies
                                      ------------------     --------------               --------------
Bond & Mortgage Securities Fund    $          2,182,385   $              -             $              -

Disciplined LargeCap Blend Fund                 226,979            204,022                      444,002

Inflation Protection Fund                       206,619             -2,524                            -
International Growth Fund                       716,027               -287                      884,516
LargeCap Growth Fund                             67,725                  -                      119,714
LargeCap Value Fund                             125,386                  -                      320,443
Partners International Fund                     181,563                356                      218,347
Partners LargeCap Blend Fund I                   34,192              2,481                            -
Partners LargeCap Growth Fund I                  48,889              2,382                      150,791

Partners LargeCap Growth Fund II                135,120            368,185                      111,494

Partners LargeCap Value Fund                    150,995            250,950                      413,394
Preferred Securities Fund                       548,524             -5,041                            -
Real Estate Securities Fund                     128,090            158,690                    2,023,170
SmallCap S&P 600 Index Fund                     151,674                  -                      428,869
Ultra Short Bond Fund                         1,048,984             36,978                       13,069
                                      ------------------     --------------               --------------
                                   $          5,953,152   $      1,016,192             $      5,127,809
                                      ==================     ==============               ==============


Schedule of Investments
January 31, 2007 (unaudited)
Real Estate Securities Fund
                                                              Shares
                                                               Held                   Value
                                                         ----------------- --- ---------------------
COMMON STOCKS (97.75%)
Hotels & Motels (1.77%)
Starwood Hotels & Resorts Worldwide Inc                           571,408   $            35,758,713
                                                                               ---------------------

Real Estate Operator & Developer (2.12%)
Brookfield Properties Corp (a)                                    916,800                42,667,872
                                                                               ---------------------

REITS - Apartments (23.29%)
Archstone-Smith Trust                                           1,694,119               107,085,262
AvalonBay Communities Inc (a)                                     915,760               135,862,154
BRE Properties Inc (a)                                            471,596                32,733,478
Camden Property Trust                                             549,097                43,049,205
Equity Residential                                              1,128,419                63,507,421
Essex Property Trust Inc (a)                                      573,567                82,788,661
Mid-America Apartment Communities Inc (a)                          72,770                 4,374,932
                                                                               ---------------------
                                                                                        469,401,113
                                                                               ---------------------
REITS - Diversified (5.38%)
Entertainment Properties Trust (a)                                289,480                18,775,673
Vornado Realty Trust                                              733,218                89,709,222
                                                                               ---------------------
                                                                                        108,484,895
                                                                               ---------------------
REITS - Healthcare (3.15%)
Health Care Property Investors Inc                                472,929                19,508,321
Ventas Inc (a)                                                    951,487                44,006,274
                                                                               ---------------------
                                                                                         63,514,595
                                                                               ---------------------
REITS - Hotels (5.01%)
Equity Inns Inc                                                    41,913                   691,565
Host Hotels & Resorts Inc                                       2,082,062                55,112,181
LaSalle Hotel Properties                                          800,968                38,134,086
Sunstone Hotel Investors Inc (a)                                  250,073                 7,074,565
                                                                               ---------------------
                                                                                        101,012,397
                                                                               ---------------------
REITS - Office Property (25.49%)
Alexandria Real Estate Equities Inc (a)                           289,469                31,366,861
BioMed Realty Trust Inc                                           636,541                18,988,018
Boston Properties Inc                                             905,301               114,149,403
Corporate Office Properties Trust SBI MD (a)                      718,791                38,297,184
Douglas Emmett Inc                                              1,839,065                50,316,818
Equity Office Properties Trust (a)                              1,768,487                98,239,453
Kilroy Realty Corp (a)                                            513,871                44,624,558
SL Green Realty Corp (a)                                          803,415               117,764,571
                                                                               ---------------------
                                                                                        513,746,866
                                                                               ---------------------
REITS - Regional Malls (7.61%)
Simon Property Group Inc                                        1,159,098               132,589,220
Taubman Centers Inc                                               358,485                20,888,921
                                                                               ---------------------
                                                                                        153,478,141
                                                                               ---------------------
REITS - Shopping Centers (10.42%)
Acadia Realty Trust (a)                                           801,075                20,579,617
Federal Realty Invs Trust (a)                                     737,416                68,889,403
Kimco Realty Corp (a)                                           1,958,670                97,150,032
Regency Centers Corp (a)                                          179,140                15,603,094
Tanger Factory Outlet Centers Inc                                 189,860                 7,708,316
                                                                               ---------------------
                                                                                        209,930,462
                                                                               ---------------------

REITS - Storage (5.29%)
Public Storage Inc                                                979,580               106,539,121
                                                                               ---------------------

REITS - Warehouse & Industrial (8.22%)
AMB Property Corp                                                 714,429                43,473,005
DCT Industrial Trust Inc (a)                                    1,317,370                15,571,313
EastGroup Properties Inc                                          158,546                 8,678,808
Prologis (a)                                                    1,505,505                97,857,825
                                                                               ---------------------
                                                                                        165,580,951
                                                                               ---------------------
TOTAL COMMON STOCKS                                                         $         1,970,115,126
                                                                               ---------------------
                                                            Principal
                                                              Amount                  Value
                                                         ----------------- --- ---------------------
SHORT TERM INVESTMENTS (2.25%)
Commercial Paper (2.25%)
Investment in Joint Trading
Acount; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                           45,412,143                45,412,143
                                                                               ---------------------
TOTAL SHORT TERM INVESTMENTS                                                $            45,412,143
                                                                               ---------------------
MONEY MARKET FUNDS (7.19%)
Money Center Banks (7.19%)
BNY Institutional Cash Reserve Fund (c)                       144,881,000               144,881,000
                                                                               ---------------------
TOTAL MONEY MARKET FUNDS                                                    $           144,881,000
                                                                               ---------------------
Total Investments                                                           $         2,160,408,269
Liabilities in Excess of Other Assets, Net - (7.19)%                                  (144,880,645)
                                                                               ---------------------
TOTAL NET ASSETS - 100.00%                                                  $         2,015,527,624
                                                                               =====================
                                                                               ---------------------

                                                                               =====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           659,474,821
Unrealized Depreciation                                          (646,193)

                                                      ---------------------
Net Unrealized Appreciation (Depreciation)                     658,828,628
Cost for federal income tax purposes                         1,501,579,641


Portfolio Summary (unaudited)
----------------------------------------------------- ---------------------
REIT                                                               Percent
----------------------------------------------------- ---------------------
REITS - Office Property                                             25.49%
REITS - Apartments                                                  23.29%
REITS - Shopping Centers                                            10.42%
REITS - Warehouse & Industrial                                       8.22%
REITS - Regional Malls                                               7.61%
Money Center Banks                                                   7.19%
REITS - Diversified                                                  5.38%
REITS - Storage                                                      5.29%
REITS - Hotels                                                       5.01%
REITS - Healthcare                                                   3.15%
Federal Home Loan Mortgage Corporation (FHLMC)                       2.25%
Real Estate Operator & Developer                                     2.12%
Hotels & Motels                                                      1.77%
Liabilities in Excess of Other Assets, Net                        (-7.19%)
                                                      ---------------------
TOTAL NET ASSETS                                                   100.00%
                                                      =====================

Schedule of Investments
January 31, 2007 (unaudited)
SAM Balanced Portfolio
                                                                     Shares
                                                                      Held                   Value
                                                                ----------------- --- ---------------------
INVESTMENT COMPANIES (99.84%)

Principal Investors Fund, Inc. Institutional Class (99.84%)
Disciplined LargeCap Blend Fund (a)                                   32,036,187   $           520,908,397
Diversified International Fund (a)                                    25,428,451               353,201,185
Equity Income Fund I (a)                                              30,395,660               684,206,298
High Yield Fund II (a)                                                24,904,867               218,664,728
Income Fund (a)                                                       53,937,840               488,137,451
International Emerging Markets Fund (a)                                  642,012                16,448,352
LargeCap Growth Fund (a)                                              99,085,681               800,612,301
MidCap Stock Fund (a)                                                  8,640,915               187,248,638
Money Market Fund (a)                                                 88,207,555                88,207,555
Mortgage Securities Fund (a)                                          76,621,842               803,763,124
Real Estate Securities Fund (a)                                        4,632,209               132,527,489
Short Term Income Fund (a)                                             3,690,764                42,775,960
SmallCap Growth Fund (a)                                              10,173,309                91,051,116
SmallCap Value Fund (a)                                                4,467,782                85,289,959
West Coast Equity Fund (a)                                             5,289,798               236,506,882
                                                                                             4,749,549,435
                                                                                      ---------------------
TOTAL INVESTMENT COMPANIES                                                         $         4,749,549,435
                                                                                      ---------------------
Total Investments                                                                  $         4,749,549,435
Other Assets in Excess of Liabilities, Net - 0.16%                                               7,488,995
                                                                                      ---------------------
TOTAL NET ASSETS - 100.00%                                                         $         4,757,038,430
                                                                                      =====================
                                                                                      ---------------------

                                                                                      =====================

(a)  Affiliated Security

(b) Purchases of the Principal Investors Funds, Inc. and sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Funds, Inc.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $                     -
Unrealized Depreciation                                                 -
                                                     ---------------------
Net Unrealized Appreciation (Depreciation)                              -
Cost for federal income tax purposes                                    -


Portfolio Summary (unaudited)
------------------------------------------------ --- ---------------------
Fund Type                                                         Percent
------------------------------------------------ --- ---------------------
Domestic Equity Funds                                              59.42%
Fixed Income Funds                                                 32.65%
International Equity Funds                                          7.77%
Other Assets in Excess of Liabilities, Net                          0.16%
                                                     ---------------------
TOTAL NET ASSETS                                                  100.00%
                                                     =====================

Affiliated Securities

                                                           October 31, 2006                               Purchases (b)
                                              -------------------------------------------          -----------------------------
                                                 Shares                         Cost                 Shares            Cost
                                              -------------                 -------------          ------------    -------------
Disciplined LargeCap Blend Fund                          -               $             -            35,250,559  $   491,727,716

Diversified International Fund                           -                             -            28,754,989      333,560,032

Equity Income Fund I                                     -                             -            30,464,294      529,254,101

High Yield Fund II                                       -                             -            25,054,883      197,889,065

Income Fund                                              -                             -            54,194,756      494,828,928

International Emerging Markets Fund                      -                             -               649,640       16,617,247

LargeCap Growth Fund                                     -                             -            99,311,344      658,182,475

MidCap Stock Fund                                        -                             -            11,549,428      156,472,298

Money Market Fund                                        -                             -            91,207,555       91,207,555

Mortgage Securities Fund                                 -                             -            77,019,074      826,423,330

Real Estate Securities Fund                              -                             -             5,673,581      106,015,034

Short Term Income Fund                                   -                             -             3,837,319       44,699,238

SmallCap Growth Fund                                     -                             -            10,440,201       58,442,011

SmallCap Value Fund                                      -                             -             5,046,520       88,990,522

West Coast Equity Fund                                   -                             -             6,487,938      218,546,740

WM Equity Income Fund                           25,458,844                   417,465,203             1,486,126       32,646,136


WM Growth & Income Fund                         20,623,762                   452,982,940             2,081,911       54,054,192


WM Growth Fund                                  42,297,046                   630,467,581                78,510        1,416,270


WM High Yield Fund II                           24,313,798                   191,474,397             1,037,707        9,097,206




WM Income Fund                                  52,806,166                   482,485,235               793,480        7,242,509


WM International Growth Fund                    29,047,984                   265,161,514             6,847,393       78,894,223


WM Mid Cap Stock Fund                           11,306,348                   150,752,960               596,820       12,670,095


WM REIT Fund                                     6,946,852                    76,711,291             1,988,176       37,470,497


WM SmallCap Growth Fund                                                                                      -                -
                                              5,751,117                       58,356,348

WM Short Term Income Fund                       18,932,127                    44,108,912               201,982          468,598


WM U.S. Government Securities Fund              75,701,093                   812,938,124               937,219        9,900,032


WM West Coast Equity Fund                        6,469,718                   217,571,847               189,015        8,367,733


WM WM Small Cap Value Fund                       7,485,166                    74,523,790             1,495,675       16,739,133


                                                                            -------------                          -------------
                                                                         $                                      $
                                                                            3,875,000,142                          4,581,822,916
                                                                            =============                          =============
                                                                            -------------                          -------------

                                                                            =============                          =============



Affiliated Securities

                                                        Sales (b)                           January 31, 2007
                                              -------------------------------     -------------------------------------
                                                 Shares          Proceeds           Shares                   Cost
                                              -------------    --------------     -----------           ---------------
Disciplined LargeCap Blend Fund                  3,214,372  $     52,388,622      32,036,187         $     439,820,306

Diversified International Fund                   3,326,538        46,398,402      25,428,451               283,200,927

Equity Income Fund I                                68,634         1,532,976      30,395,660               527,731,050

High Yield Fund II                                 150,016         1,317,027      24,904,867               196,555,416

Income Fund                                        256,916         2,326,239      53,937,840               492,391,102

International Emerging Markets Fund                  7,628           195,692         642,012                16,423,682

LargeCap Growth Fund                               225,663         1,814,862      99,085,681               656,348,170

MidCap Stock Fund                                2,908,513        62,024,320       8,640,915               105,900,436

Money Market Fund                                3,000,000         3,000,000      88,207,555                88,207,555

Mortgage Securities Fund                           397,232         4,170,077      76,621,842               822,054,653

Real Estate Securities Fund                      1,041,372        29,097,379       4,632,209                77,140,709

Short Term Income Fund                             146,555         1,698,498       3,690,764                42,937,354

SmallCap Growth Fund                               266,892         2,373,997      10,173,309                56,120,269

SmallCap Value Fund                                578,738        10,983,439       4,467,782                77,773,483

West Coast Equity Fund                           1,198,140        52,594,004       5,289,798               169,076,317

WM Equity Income Fund
                                                26,944,970       450,929,972               -                         -

WM Growth & Income Fund
                                              22,705,673         508,163,973               -                         -

WM Growth Fund
                                              42,375,556         632,042,936               -                         -

WM High Yield Fund II
                                              25,351,505         200,530,532               -
                                                                                                                     -

                                              -
WM Income Fund
                                              53,599,646         489,589,206               -                         -

WM International Growth Fund
                                              35,895,377         344,555,482               -                         -

WM Mid Cap Stock Fund
                                              11,903,168         164,035,049               -                         -

WM REIT Fund
                                              8,935,028          115,694,858               -                         -

WM SmallCap Growth Fund                                                                    -                         -
                                              5,751,117        58,356,348

WM Short Term Income Fund                                                                                            -
                                                19,134,109        44,577,510               -

WM U.S. Government Securities Fund
                                                76,638,312       822,640,159               -                         -

WM West Coast Equity Fund
                                                 6,658,733       226,116,638               -                         -

WM WM Small Cap Value Fund
                                                 8,980,841        91,467,601               -                         -

                                                               --------------                           ---------------
                                                            $                                        $
                                                               4,420,615,798                             4,051,681,429
                                                               ==============                           ===============
                                                               --------------                           ---------------

                                                               ==============                           ===============



                                              Income Distribution from                       Realized Gain/Loss

                                             Other Investment Companies                        on Investments

                                        --------------------------------------              ----------------------
                                                                                            ----------------------
Disciplined LargeCap Blend Fund      $                                      -            $                481,212
Diversified International Fund                                              -                         (3,960,702)
Equity Income Fund I                                                        -                               9,925                  1
High Yield Fund II                                                                                       (16,623)
                                                                      738,284
Income Fund                                                                                             (111,587)
                                                                    1,208,115
International Emerging Markets Fund                                         -                               2,127
LargeCap Growth Fund                                                        -                            (19,443)
MidCap Stock Fund                                                           -                          11,452,458
Money Market Fund                                                                            -
                                                                      106,245
Mortgage Securities Fund                                                                                (198,600)
                                                                    1,696,509
Real Estate Securities Fund                                                 -                             223,054
Short Term Income Fund                                                                                   (63,385)
                                                                       78,719
SmallCap Growth Fund                                                        -                              52,255
SmallCap Value Fund                                                         -                           (233,601)
West Coast Equity Fund                                                      -                           3,123,581
WM Equity Income Fund                                                       -                             818,633
WM Growth & Income Fund                                               345,426                           1,126,841
WM Growth Fund                                                         83,173                             159,085
WM High Yield Fund II                                                       -                            (41,071)
WM Income Fund                                                              -                           (138,538)
WM International Growth Fund                                        2,329,732                             499,745
WM Mid Cap Stock Fund                                                       -                             611,994
WM REIT Fund                                                                -                           1,513,070
WM Short Term Income Fund                                                   -                -
WM U.S. Government Securities Fund                                          -                           (197,997)
WM West Coast Equity Fund                                                   -                             177,058
WM WM Small Cap Value Fund                                                  -                             204,678
                                                                                            ----------------------
                                        --------------------------------------              ----------------------
                                     $                                                   $
                                                                    6,586,203                          15,474,169
                                        ======================================              ======================


                                              Realized Gain/Loss
                                                     from
                                               Other Investment
                                                  Companies
                                             ---------------------

Disciplined LargeCap Blend Fund           $                     -
Diversified International Fund                                  -
Equity Income Fund I                                            -
High Yield Fund II                                              -

Income Fund                                                     -

International Emerging Markets Fund                             -
LargeCap Growth Fund                                            -
MidCap Stock Fund                                               -
Money Market Fund                                               -

Mortgage Securities Fund                                        -

Real Estate Securities Fund                                     -
Short Term Income Fund                                          -

SmallCap Growth Fund                                            -
SmallCap Value Fund                                             -
West Coast Equity Fund                                          -
WM Equity Income Fund                                           -
WM Growth & Income Fund                                45,378,759
WM Growth Fund                                                  -
WM High Yield Fund II                                           -
WM Income Fund                                                  -
WM International Growth Fund                           54,485,849
WM Mid Cap Stock Fund                                           -
WM REIT Fund                                           24,165,272
WM Short Term Income Fund                                       -
WM U.S. Government Securities Fund                              -
WM West Coast Equity Fund                                       -
WM WM Small Cap Value Fund                             12,977,661

                                             ---------------------
                                          $           137,007,541

                                             =====================







Schedule of Investments
January 31, 2007 (unaudited)
SAM Conservative Balanced Portfolio
                                                Shares
                                                 Held            Value
                                              -------------- ------------------
INVESTMENT COMPANIES (99.85%)

Principal Investors Fund, Inc.
Institutional Class (99.85%)
Disciplined LargeCap Blend Fund (a)               2,960,130   $     48,131,715
Diversified International Fund (a)                2,348,107         32,615,208
Equity Income Fund I (a)                          2,804,587         63,131,263
High Yield Fund II (a)                            4,292,986         37,692,419
Income Fund (a)                                  12,658,394        114,558,469
International Emerging Markets Fund (a)             259,631          6,651,745
LargeCap Growth Fund (a)                          9,064,421         73,240,525
MidCap Stock Fund (a)                               828,449         17,952,483
Money Market Fund (a)                               822,722            822,722
Mortgage Securities Fund (a)                     16,014,755        167,994,778
Real Estate Securities Fund (a)                     432,065         12,361,394
Short Term Income Fund (a)                        3,074,020         35,627,891
SmallCap Growth Fund (a)(b)                         872,105          7,805,339
SmallCap Value Fund (a)                             408,697          7,802,022
West Coast Equity Fund (a)                          488,617         21,846,059
                                                                   648,234,032
                                                               ----------------
TOTAL INVESTMENT COMPANIES                                    $    648,234,032
                                                               ----------------
Total Investments                                             $    648,234,032
Other Assets in Excess of Liabilities, Net - 0.15%                     948,741
                                                               ----------------
TOTAL NET ASSETS - 100.00%                                    $    649,182,773
                                                               ================
                                                               ----------------

                                                               ================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Investors Funds, Inc. and sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Funds, Inc.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $            71,289,951
Unrealized Depreciation                                   (7,839,928)
                                                 ---------------------
Net Unrealized Appreciation (Depreciation)                 63,450,023
Cost for federal income tax purposes                      584,784,009


Portfolio Summary (unaudited)
-------------------------------------------- --- ---------------------
Fund Type                                                     Percent
-------------------------------------------- --- ---------------------
Fixed Income Funds                                             54.82%
Domestic Equity Funds                                          38.98%
International Equity Funds                                      6.05%
Other Assets in Excess of Liabilities, Net                      0.15%
                                                 ---------------------
TOTAL NET ASSETS                                              100.00%
                                                 =====================

Affiliated Securities

                                                         October 31, 2006                               Purchases (c)
                                            -------------------------------------------          -----------------------------
                                               Shares                         Cost                 Shares            Cost
                                            -------------                 -------------          ------------    -------------
Disciplined LargeCap Blend Fund                        -               $             -             3,212,384  $    43,692,735

Diversified International Fund                         -                             -             2,601,462       29,008,011

Equity Income Fund I                                   -                             -             2,811,805       48,068,757

High Yield Fund II                                     -                             -             4,314,238       33,271,673

Income Fund                                            -                             -            12,715,230      117,201,639

International Emerging Markets Fund                    -                             -               260,259        6,655,854

LargeCap Growth Fund                                   -                             -             9,086,464       60,194,097

MidCap Stock Fund                                      -                             -             1,064,061       15,733,893

Money Market Fund                                      -                             -               822,722          822,722

Mortgage Securities Fund                               -                             -            16,083,233      173,653,462

Real Estate Securities Fund                            -                             -               526,644       10,055,148

Short Term Income Fund                                 -                             -             3,087,434       36,368,614

SmallCap Growth Fund                                   -                             -               879,063        4,587,574

SmallCap Value Fund                                    -                             -               417,741        7,351,797

West Coast Equity Fund                                 -                             -               591,005       19,061,790

WM Equity Income Fund                          2,638,136                    44,128,010               101,824        2,236,778


WM Growth & Income Fund                        1,903,681                    40,774,782               184,047        4,779,439


WM Growth Fund                                 3,652,830                    53,622,409                 6,364          114,802


WM High Yield Fund II                          4,235,031                    32,572,670               273,518        2,397,922


WM Income Fund                                12,585,058                   116,101,816               352,033        3,213,243


WM International Growth Fund                   2,623,920                    22,772,501                     -                -


WM Mid Cap Stock Fund                          1,049,968                    15,368,094                60,931        1,293,542


WM REIT Fund                                     642,063                     7,301,088               118,018        2,225,612


WM Short Term Income Fund                     15,506,554                    36,564,235               463,124        1,074,447


WM Small Cap Growth Fund
                                            476,428                       4,452,771

WM U.S. Government Securities Fund            15,982,471                   172,750,373               314,385        3,320,935


WM West Coast Equity Fund                        593,608                    19,156,898                 7,473          330,827


WM WM Small Cap Value Fund                       621,416                     6,177,418               147,327        1,649,686

                                                                          -------------                          -------------
                                                                       $                                      $
                                                                           571,743,065                            628,364,999
                                                                          =============                          =============
                                                                          -------------                          -------------

                                                                          =============                          =============

Affiliated Securities

                                                      Sales (c)                           January 31, 2007
                                            -------------------------------     -------------------------------------
                                               Shares          Proceeds           Shares                   Cost
                                            -------------    --------------     -----------           ---------------
Disciplined LargeCap Blend Fund                  252,254  $      4,110,780       2,960,130         $      39,635,771

Diversified International Fund                   253,355         3,533,341       2,348,107                25,351,808

Equity Income Fund I                               7,218           160,682       2,804,587                47,907,816

High Yield Fund II                                21,252           186,503       4,292,986                33,085,356

Income Fund                                       56,836           514,461      12,658,394               116,663,408

International Emerging Markets Fund                  628            16,068         259,631                 6,639,899

LargeCap Growth Fund                              22,043           176,750       9,064,421                60,014,446

MidCap Stock Fund                                235,612         5,024,423         828,449                11,611,879

Money Market Fund                                      -                 -         822,722                   822,722

Mortgage Securities Fund                          68,478           718,085      16,014,755               172,895,219

Real Estate Securities Fund                       94,579         2,644,214         432,065                 7,427,918

Short Term Income Fund                            13,414           155,419       3,074,020                36,206,978

SmallCap Growth Fund                               6,958            61,115         872,105                 4,528,111

SmallCap Value Fund                                9,044           171,115         408,697                 7,155,649

West Coast Equity Fund                           102,388         4,494,423         488,617                14,837,028

WM Equity Income Fund                                                                    -                         -
                                               2,739,960        46,495,303

WM Growth & Income Fund                                                                  -                         -
                                               2,087,728        45,763,181

WM Growth Fund                                                                           -                         -
                                               3,659,194        53,782,540

WM High Yield Fund II                                                                    -                         -
                                               4,508,549        34,977,198

WM Income Fund                                                                           -                         -
                                              12,937,091       119,240,313

WM International Growth Fund                   2,623,920                                 -                         -
                                                                22,835,403

WM Mid Cap Stock Fund                                                                    -                         -
                                               1,110,899        16,734,591

WM REIT Fund                                                                             -                         -
                                                 760,081         9,633,682

WM Short Term Income Fund                                                                -                         -
                                              15,969,678        37,605,066

WM Small Cap Growth Fund
                                                 476,428         4,453,722

WM U.S. Government Securities Fund                                                       -                         -
                                              16,296,856       175,922,447

WM West Coast Equity Fund                                                                -                         -
                                                 601,081        19,506,805

WM WM Small Cap Value Fund                                                               -                         -
                                                 768,743         7,841,541
                                                             --------------                           ---------------
                                                          $                                        $     584,784,012
                                                               616,759,171
                                                             ==============                           ===============
                                                             --------------                           ---------------

                                                             ==============                           ===============

                                    Income Distribution from     Realized Gain/Loss    Realized Gain/Loss
                                                                                              from
                                   Other Investment Companies      on Investments       Other Investment
                                                                                        Companies
                                        ------------              -------------      ---------------
Disciplined LargeCap Blend Fund      $            -            $        53,816    $               -
Diversified International Fund                    -                  (122,862)                    -
Equity Income Fund I                              -                      (258)                    -
High Yield Fund II                                                         186                    -
                                            127,762
Income Fund                                                           (23,770)                    -
                                            285,951
International Emerging Markets Fund               -                        113                    -
LargeCap Growth Fund                              -                    (2,900)                    -
MidCap Stock Fund                                 -                    902,410                    -
Money Market Fund                                                            -                    -

                                                831
Mortgage Securities Fund                                              (40,158)                    -
                                            356,090
Real Estate Securities Fund                       -                     16,984                    -
Short Term Income Fund                                                 (6,217)                    -
                                             64,212
SmallCap Growth Fund                              -                      1,652                    -
SmallCap Value Fund                               -                   (25,033)                    -
West Coast Equity Fund                            -                    269,661                    -
WM Equity Income Fund                             -                    130,515                    -
WM Growth & Income Fund                      31,462                    208,960            4,133,220
WM Growth Fund                                7,125                     45,329                    -
WM High Yield Fund II                             -                      6,606                    -
WM Income Fund                                    -                   (74,746)                    -
WM International Growth Fund                209,880                     62,902            4,908,503
WM Mid Cap Stock Fund                             -                     72,955                    -
WM REIT Fund                                      -                    106,982            2,241,959
WM Short Term Income Fund                         -                   (33,616)                    -
WM Small Cap Growth Fund                                                   952
WM U.S. Government Securities Fund                -                  (148,861)                    -
WM West Coast Equity Fund                         -                     19,080                    -
WM WM Small Cap Value Fund                        -                     14,437            1,073,745
                                        ------------              -------------      ---------------
                                     $                         $                  $      12,357,427
                                                                     1,435,119
                                          1,083,313
                                        ============              =============      ===============

Schedule of Investments
January 31, 2007 (unaudited)
SAM Conservative Growth Portfolio
                                                            Shares
                                                             Held                   Value
                                                         --------------- --- ---------------------
INVESTMENT COMPANIES (99.95%)

Principal Investors Fund, Inc.
Institutional Class (99.95%)
Disciplined LargeCap Blend Fund (a)                          34,097,602   $           554,427,004
Diversified International Fund (a)                           27,035,687               375,525,692
Equity Income Fund I (a)                                     32,366,933               728,579,671
High Yield Fund II (a)                                       11,660,340               102,377,787
Income Fund (a)                                              18,500,394               167,428,562
International Emerging Markets Fund (a)                         743,394                19,045,743
LargeCap Growth Fund (a)                                    102,436,871               827,689,915
MidCap Stock Fund (a)                                        10,034,616               217,450,137
Money Market Fund (a)                                        66,984,892                66,984,892
Mortgage Securities Fund (a)                                 26,524,228               278,239,153
Real Estate Securities Fund (a)                               4,930,820               141,070,768
SmallCap Growth Fund (a)(b)                                  11,416,533               102,177,967
SmallCap Value Fund (a)                                       4,827,016                92,147,735
West Coast Equity Fund (a)                                    5,635,712               251,972,695
                                                                                    3,925,117,721
                                                                             ---------------------
TOTAL INVESTMENT COMPANIES                                                $         3,925,117,721
                                                                             ---------------------
Total Investments                                                         $         3,925,117,721
Other Assets in Excess of Liabilities, Net - 0.05%                                      1,832,839
                                                                             ---------------------
TOTAL NET ASSETS - 100.00%                                                $         3,926,950,560
                                                                             =====================
                                                                             ---------------------

                                                                             =====================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Investors Funds, Inc. and sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Funds, Inc.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $           715,315,677
Unrealized Depreciation                                          (9,835,496)
                                                        ---------------------
Net Unrealized Appreciation (Depreciation)                       705,480,181
Cost for federal income tax purposes                           3,219,637,531


Portfolio Summary (unaudited)
------------------------------------------------------- ---------------------
Fund Type                                                            Percent
------------------------------------------------------- ---------------------
Domestic Equity Funds                                                 75.95%
Fixed Income Funds                                                    13.95%
International Equity Funds                                            10.05%
Other Assets in Excess of Liabilities, Net                             0.05%
                                                        ---------------------
TOTAL NET ASSETS                                                     100.00%

Affiliated Securities

                                                             October 31, 2006                               Purchases (c)
                                                -------------------------------------------          -----------------------------
                                                   Shares                         Cost                 Shares            Cost
                                                -------------                 -------------          ------------    -------------
Disciplined LargeCap Blend Fund                            -               $             -            38,521,565  $   541,503,549

Diversified International Fund                             -                             -            29,182,861      342,581,239

Equity Income Fund I                                       -                             -            32,450,494      577,639,848

High Yield Fund II                                         -                             -            11,695,751       88,984,824

Income Fund                                                -                             -            18,590,581      167,174,084

International Emerging Markets Fund                        -                             -               750,541       19,200,609

LargeCap Growth Fund                                       -                             -           102,784,814      702,299,466

MidCap Stock Fund                                          -                             -            12,209,413      164,457,035

Money Market Fund                                          -                             -            73,984,892       73,984,892

Mortgage Securities Fund                                   -                             -            26,657,182      285,813,514

Real Estate Securities Fund                                -                             -             6,190,818      117,482,794

SmallCap Growth Fund                                       -                             -            11,841,854       69,962,903

SmallCap Value Fund                                        -                             -             5,721,430      100,985,662

West Coast Equity Fund                                     -                             -             6,965,356      236,779,677

WM Equity Income Fund
                                                275,105,601                   467,539,175            1,609,985         35,367,037

WM Growth & Income Fund                                                                                2,273,550       59,027,724
                                                  22,275,162                   492,442,633

WM Growth Fund
                                                  42,764,512                   658,078,141           80,179             1,446,375

WM High Yield Fund
                                                  10,986,128                    82,764,493           470,294            4,122,875

WM Income Fund
                                                  16,276,623                   146,262,313           244,810            2,234,509

WM International Growth Fund                      29,315,101                                           6,946,264       80,027,760
                                                                               271,085,181

WM Mid Cap Stock Fund
                                                  11,888,122                   157,195,129           629,594           13,365,848

WM REIT Fund                                       7,500,801                                           2,165,539       40,803,107
                                                                                84,240,651

WM SmallCap Growth Fund
                                                6,543,442                       70,201,084           -                          -

WM WM Small Cap Value Fund                         8,435,086                    83,954,879             1,694,447       18,961,451


WM US Government Fund
                                                  26,461,920                  283,838,552                327,957     3,464,268

WM West Coast Equity Fund
                                                6,881,773                     232,976,477            202,054         8,944,964
                                                                              -------------                          -------------

                                                                           $                                      $
                                                                              3,030,578,708                          3,756,616,014
                                                                              =============                          =============


                                                                              =============                          =============


Affiliated Securities

                                                     Sales (c)                           January 31, 2007
                                           -------------------------------     -------------------------------------
                                              Shares          Proceeds           Shares                   Cost
                                           -------------    --------------     -----------           ---------------
Disciplined LargeCap Blend Fund               4,423,963  $     72,111,996      34,097,602         $     470,527,126

Diversified International Fund                2,147,174        29,944,336      27,035,687               309,402,285

Equity Income Fund I                             83,561         1,866,160      32,366,933               575,781,760

High Yield Fund II                               35,411           311,027      11,660,340                88,673,743

Income Fund                                      90,187           816,407      18,500,394               166,324,231

International Emerging Markets Fund               7,147           183,199         743,394                19,018,708

LargeCap Growth Fund                            347,943         2,798,389      102,436,871              698,445,831

MidCap Stock Fund                             2,174,797        46,380,281      10,034,616               125,754,400

Money Market Fund                             7,000,000         7,000,000      66,984,892                66,984,892

Mortgage Securities Fund                        132,954         1,395,236      26,524,228               284,355,010

Real Estate Securities Fund                   1,259,998        35,210,426       4,930,820                82,539,125

SmallCap Growth Fund                            425,321         3,773,064      11,416,533                66,243,040

SmallCap Value Fund                             894,414        16,982,231       4,827,016                83,714,113

West Coast Equity Fund                        1,329,644        58,365,957       5,635,712               181,873,265

WM Equity Income Fund                                                                   -                         -
                                           273,495,616        503,549,856

WM Growth & Income Fund                                                                 -                         -
                                           20,001,612         552,513,021

WM Growth Fund                                                                          -                         -
                                           42,684,333         656,951,057

WM High Yield Fund                                                                      -                         -
                                           10,515,834          86,879,146

WM Income Fund                                                                          -                         -
                                           16,031,813         148,443,075

WM International Growth Fund                                                            -                         -
                                           22,368,837         351,501,802

WM Mid Cap Stock Fund                                                                   -                         -
                                           11,258,528         171,024,636

WM REIT Fund                                                                            -                         -
                                           5,335,262          126,132,094

WM SmallCap Growth Fund                                                                 -                         -
                                           6,543,442           70,187,902

WM WM Small Cap Value Fund                                                              -                         -
                                           6,740,639          103,090,162

WM US Government Fund                                                                   -                         -
                                           26,133,963         287,220,922

WM West Coast Equity Fund                                                               -                         -
                                           6,679,719          242,002,594

                                                            --------------                           ---------------
                                                         $                                        $
                                                            3,576,634,976                            $3,219,637,529
                                                            ==============                           ===============
                                                            --------------                           ---------------

                                                            ==============                           ===============



                                               Income Distribution from              Realized Gain/Loss          Realized Gain/Loss
                                                                                                                        from
                                              Other Investment Companies               on Investments             Other Investment
                                                                                                                     Companies
                                         --------------------------------------     ----------------------      --------------------
Disciplined LargeCap Blend Fund       $                                      -   $              1,135,573    $                     -
Diversified International Fund                                               -                (3,234,618)                          -
Equity Income Fund I                                                         -                      8,072                          -
High Yield Fund II                                                                                   (54)                          -
                                                                       340,590
Income Fund                                                                                      (33,446)                          -
                                                                       391,152
International Emerging Markets Fund                                          -                      1,298                          -
LargeCap Growth Fund                                                         -                (1,055,246)                          -
MidCap Stock Fund                                                            -                  7,677,646                          -
Money Market Fund                                                                                       -                          -

                                                                        72,755
Mortgage Securities Fund                                                                         (63,268)                          -
                                                                       591,256
Real Estate Securities Fund                                                  -                    266,757                          -
SmallCap Growth Fund                                                         -                     53,201                          -
SmallCap Value Fund                                                          -                  (289,318)                          -
West Coast Equity Fund                                                       -                  3,459,545                          -
WM Equity Income Fund                                                                             643,644
WM Growth & Income Fund                                                377,383                  1,042,664                 49,577,062
WM Growth Fund                                                                                (2,573,459)
WM High Yield Fund                                                                                (8,222)
WM Income Fund                                                                                   (53,747)
WM International Growth Fund                                         2,364,440                    388,861                 55,297,582
WM Mid Cap Stock Fund                                                                             463,659
WM REIT Fund                                                                 -                  1,088,336                 26,368,319
WM Small Cap Growth Fund                                                                         (13,182)
WM WM Small Cap Value Fund                                                   -                    173,832                 14,713,263
WM U.S. Government Fund                                                                          (81,898)
WM West Coast Equity Fund                                                                          81,153
                                                                                    ----------------------
                                         --------------------------------------     ----------------------      --------------------
                                      $                                          $                           $           145,956,226
                                                                     4,137,576                  9,077,783
                                         ======================================     ======================      ====================



Schedule of Investments
January 31, 2007 (unaudited)
SAM Flexible Income Portfolio
                                                          Shares
                                                           Held                   Value
                                                         ------------- --- ---------------------
INVESTMENT COMPANIES (99.86%)

Principal Investors Fund, Inc.
Institutional Class (99.86%)
Disciplined LargeCap Blend Fund (a)                         2,882,564   $            46,870,487
Equity Income Fund I (a)                                    2,027,872                45,647,389
High Yield Fund II (a)                                      6,277,796                55,119,051
Income Fund (a)                                            22,828,572               206,598,576
LargeCap Growth Fund (a)                                    7,806,260                63,074,584
MidCap Stock Fund (a)                                         899,172                19,485,061
Mortgage Securities Fund (a)                               24,747,517               259,601,451
Real Estate Securities Fund (a)                               364,400                10,425,494
Short Term Income Fund (a)                                  8,486,090                98,353,777
SmallCap Growth Fund (a)(b)                                   930,206                 8,325,348
SmallCap Value Fund (a)                                       435,885                 8,321,038
West Coast Equity Fund (a)                                    237,795                10,631,811
                                                                                    832,454,067
                                                                           ---------------------
TOTAL INVESTMENT COMPANIES                                              $           832,454,067
                                                                           ---------------------
Total Investments                                                       $           832,454,067
Other Assets in Excess of Liabilities, Net - 0.14%                                    1,141,229
                                                                           ---------------------
TOTAL NET ASSETS - 100.00%                                              $           833,595,296
                                                                           =====================
                                                                           ---------------------

                                                                           =====================

(a)   Affiliated Security
(b)   Non-Income Producing Security

(c) Purchases of the Principal Investors Funds, Inc. and sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Funds, Inc.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            76,566,677
Unrealized Depreciation                                      (10,240,168)
                                                     ---------------------
Net Unrealized Appreciation (Depreciation)                     66,326,509
Cost for federal income tax purposes                          766,127,558


Portfolio Summary (unaudited)
---------------------------------------------------- ---------------------
Fund Type                                                         Percent
---------------------------------------------------- ---------------------
Fixed Income Funds                                                 74.34%
Domestic Equity Funds                                              25.52%
International Equity Funds                                          0.00%
Other Assets in Excess of Liabilities, Net                          0.14%
                                                     ---------------------
TOTAL NET ASSETS                                                  100.00%

Affiliated Securities

                                                             October 31, 2006                               Purchases (c)
                                                -------------------------------------------          -----------------------------
                                                   Shares                         Cost                 Shares            Cost
                                                -------------                 -------------          ------------    -------------
Disciplined LargeCap Blend Fund                            -               $             -             3,109,343  $    37,492,421

Equity Income Fund I                                       -                             -             2,038,396       31,325,203

High Yield Fund II                                         -                             -             6,420,063       47,593,402

Income Fund                                                -                             -            23,115,177      210,835,032

LargeCap Growth Fund                                       -                             -             7,853,047       47,578,810

MidCap Stock Fund                                          -                             -             1,149,436       13,428,311

Mortgage Securities Fund                                   -                             -            25,053,888      269,528,294

Real Estate Securities Fund                                -                             -               368,528        6,733,232

Short Term Income Fund                                     -                             -             8,587,303      100,625,774

SmallCap Growth Fund                                       -                             -             1,052,006        4,565,695

SmallCap Value Fund                                        -                             -               495,540        8,691,386

West Coast Equity Fund                                     -                             -               249,646        6,161,190

WM Equity Income Fund
                                                   1,774,927                    25,223,880               101,824        2,236,778

WM Growth & Income Fund                            1,938,075                    36,710,433               184,047        4,779,439


WM Growth Fund
                                                   3,621,984                    50,253,616           6,364           114,802

WM High Yield Fund
                                                   6,479,561                    48,061,466           273,518         2,397,922

WM Income Fund
                                                  23,555,284                   215,093,208           352,033         3,213,243

WM Mid Cap Stock Fund
                                                   1,181,439                    13,857,743                60,931        1,293,542

WM REIT Fund                                         419,895                     4,190,759               118,018        2,225,612


WM Short Term Income Fund
                                                  43,762,216                   102,650,379               463,124        1,074,447

WM Small Cap Growth Fund
                                                     611,467                     4,958,987                                      -
                                                                                                               -

WM WM Small Cap Value Fund                           765,097                     7,614,759               147,327        1,649,686


WM US Government Fund
                                                  25,509,509                   274,756,606               314,385        3,320,935

WM West Coast Equity Fund
                                                     262,137                     6,582,606                 7,473          330,827
                                                                              -------------                          -------------
                                                                           $                                      $
                                                                               789,954,442                            807,195,983
                                                                              =============                          =============
                                                                              -------------                          -------------


Affiliated Securities

                                                        Sales (c)                           January 31, 2007
                                              -------------------------------     -------------------------------------
                                                 Shares          Proceeds           Shares                   Cost
                                              -------------    --------------     -----------           ---------------
Disciplined LargeCap Blend Fund                    226,779  $      3,667,066       2,882,564         $      33,851,821

Equity Income Fund I                                10,524           234,799       2,027,872                31,090,550

High Yield Fund II                                 142,267         1,249,528       6,277,796                46,400,537

Income Fund                                        286,605         2,595,424      22,828,572               208,153,425

LargeCap Growth Fund                                46,787           375,678       7,806,260                47,197,620

MidCap Stock Fund                                  250,264         5,338,791         899,172                 9,997,037

Mortgage Securities Fund                           306,371         3,215,619      24,747,517               266,162,190

Real Estate Securities Fund                          4,128           114,647         364,400                 6,600,566

Short Term Income Fund                             101,213         1,172,702       8,486,090                99,416,272

SmallCap Growth Fund                               121,800         1,081,334         930,206                 3,882,408

SmallCap Value Fund                                 59,655         1,131,334         435,885                 7,568,488

West Coast Equity Fund                              11,851           520,770         237,795                 5,806,644

WM Equity Income Fund                                                                      -                         -
                                                 1,876,751        27,731,109

WM Growth & Income Fund                                                                    -                         -
                                                 2,122,122        42,324,220

WM Growth Fund                                                                             -                         -
                                                 3,628,348     50,521,817

WM High Yield Fund                                                                         -                         -
                                                 6,753,079     50,519,039

WM Income Fund                                                                             -                         -
                                                23,907,317     218,095,245

WM Mid Cap Stock Fund                                                                      -                         -
                                                 1,242,370        15,415,512

WM REIT Fund                                                                               -                         -
                                                   537,913         6,582,032

WM Short Term Income Fund                                                                  -                         -
                                                44,225,340       103,618,732

WM Small Cap Growth Fund                                                                   -                         -
                                                   611,467         5,066,695


WM WM Small Cap Value Fund                                                                 -                         -
                                                   912,424         9,326,636

WM US Government Fund                                                                      -                         -
                                                25,823,894       277,679,987

WM West Coast Equity Fund                                                                  -                         -
                                                   269,610         7,043,341
                                                               --------------                           ---------------
                                                            $                                        $     766,127,558
                                                                 834,622,057
                                                               ==============                           ===============
                                                               --------------                           ---------------

                                                               ==============                           ===============


                                      Income Distribution from                       Realized Gain/Loss

                                     Other Investment Companies                        on Investments

                                     ---------------------------------              ----------------------
Disciplined LargeCap Blend Fund     $                               -            $                 26,466
Equity Income Fund I                                                -                                 146
High Yield Fund II                                                                                 56,663

                                                              188,574
Income Fund                                                                                      (86,183)
                                                              518,760
LargeCap Growth Fund                                                -                             (5,512)
MidCap Stock Fund                                                   -                           1,907,517
Mortgage Securities Fund                                                                        (150,485)
                                                              553,559
Real Estate Securities Fund                                         -                            (18,019)
Short Term Income Fund                                                                           (36,800)
                                                              178,204
SmallCap Growth Fund                                                -                             398,047
SmallCap Value Fund                                                 -                               8,436
West Coast Equity Fund                                              -                             166,224
WM Equity Income Fund                                                                             270,451
WM Growth & Income Fund                                        30,469                             834,348
WM Growth Fund                                                                                    153,399
WM High Yield Fund                                                                                 59,651
WM Income Fund                                                                                  (211,206)
WM Mid Cap Stock Fund                                                                             264,227
WM REIT Fund                                                        -                             165,661
WM Short Term Income Fund                                                                       (106,094)
WM Small Cap Growth Fund                                                                          107,708
WM WM Small Cap Value Fund                                          -                              62,191
WM US Government Fund                                                                           (397,554)
WM West Coast Equity Fund                                                                         129,908
                                     ---------------------------------              ----------------------
                                    $                                            $
                                                            1,469,566
                                                                                             3,599,190.00
                                     =================================              ======================


                                         Realized Gain/Loss
                                                from
                                          Other Investment
                                             Companies
                                        ---------------------
Disciplined LargeCap Blend Fund      $                     -
Equity Income Fund I                                       -
High Yield Fund II                                         -


Income Fund                                                -

LargeCap Growth Fund                                       -
MidCap Stock Fund                                          -
Mortgage Securities Fund                                   -

Real Estate Securities Fund                                -
Short Term Income Fund                                     -

SmallCap Growth Fund                                       -
SmallCap Value Fund                                        -
West Coast Equity Fund                                     -
WM Equity Income Fund
WM Growth & Income Fund                            4,002,720
WM Growth Fund
WM High Yield Fund
WM Income Fund
WM Mid Cap Stock Fund
WM REIT Fund                                       1,428,037
WM Short Term Income Fund
WM Small Cap Growth Fund
WM WM Small Cap Value Fund                         1,274,334
WM US Government Fund
WM West Coast Equity Fund
                                        ---------------------
                                     $             6,705,091


                                        =====================

Schedule of Investments
January 31, 2007 (unaudited)
SAM Strategic Growth Portfolio
                                                       Shares
                                                        Held            Value
                                                  ----------------- ------------------
INVESTMENT COMPANIES (99.99%)

Principal Investors Fund, Inc.
Institutional Class (99.99%)
Disciplined LargeCap Blend Fund (a)                     23,784,312   $    386,732,916
Diversified International Fund (a)                      18,626,904        258,727,692
Equity Income Fund I (a)                                21,447,687        482,787,424
High Yield Fund II (a)                                  11,038,822         96,920,858
International Emerging Markets Fund (a)                  1,402,095         35,921,680
LargeCap Growth Fund (a)                                69,790,383        563,906,296
MidCap Stock Fund (a)                                    7,539,167        163,373,745
Money Market Fund (a)                                   22,177,375         22,177,375
Real Estate Securities Fund (a)                          3,424,406         97,972,243
SmallCap Growth Fund (a)(b)                              7,622,724         68,223,383
SmallCap Value Fund (a)                                  3,307,982         63,149,372
West Coast Equity Fund (a)                               4,163,703        186,159,182
                                                                        2,426,052,166
                                                                      ----------------
TOTAL INVESTMENT COMPANIES                                           $  2,426,052,166
                                                                      ----------------
Total Investments                                                    $  2,426,052,166
Other Assets in Excess of Liabilities, Net - 0.01%                            203,938
                                                                      ----------------
TOTAL NET ASSETS - 100.00%                                           $  2,426,256,104
                                                                      ================
                                                                      ----------------

                                                                      ================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Investors Funds, Inc. and sales of the WM Group of Funds include activity from the acquisition of the WM Group of Funds by the Principal Investors Funds, Inc.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $           450,840,127
Unrealized Depreciation                                        (14,434,458)
                                                       ---------------------
Net Unrealized Appreciation (Depreciation)                      436,405,669
Cost for federal income tax purposes                          1,989,646,507


Portfolio Summary (unaudited)
------------------------------------------------------ ---------------------
Fund Type                                                           Percent
------------------------------------------------------ ---------------------
Domestic Equity Funds                                                83.85%
International Equity Funds                                           12.14%
Fixed Income Funds                                                    4.00%
Other Assets in Excess of Liabilities, Net                            0.01%
                                                       ---------------------
TOTAL NET ASSETS                                                    100.00%
                                                       =====================

Affiliated Securities

                                                            October 31, 2006                               Purchases (c)
                                               -------------------------------------------          -----------------------------
                                                  Shares                         Cost                 Shares            Cost
                                               -------------                 -------------          ------------    -------------
Disciplined LargeCap Blend Fund                           -               $             -            25,111,196  $   361,556,101

Diversified International Fund                            -                             -            20,575,907      248,249,064

Equity Income Fund I                                      -                             -            21,495,479      391,021,194

High Yield Fund II                                        -                             -            11,088,649       87,525,629

International Emerging Markets Fund                       -                             -             1,406,582       36,078,394

LargeCap Growth Fund                                      -                             -            69,942,955      500,768,467

MidCap Stock Fund                                         -                             -             9,191,326      123,248,038

Money Market Fund                                         -                             -            52,177,375       52,177,375

Real Estate Securities Fund                               -                             -             3,774,472       73,625,158

SmallCap Growth Fund                                      -                             -             7,804,821       48,091,439

SmallCap Value Fund                                       -                             -             3,773,405       66,681,221

West Coast Equity Fund                                    -                             -             4,855,663      164,682,323

WM Equity Income Fund
                                               17,834,100                    309,510,116            1,044,964         22,955,063

WM Growth & Income Fund                          14,479,726                                           1,482,094       38,479,179
                                                                              328,573,876

WM Growth Fund
                                                 30,645,273                   498,814,706           57,614             1,039,320

WM High Yield Fund
                                                 10,757,284                    84,627,815               461,838     4,048,950

WM International Growth Fund                     20,568,637                                           4,891,713       56,351,936
                                                                              196,616,961

WM Mid Cap Stock Fund
                                                  8,900,737                   116,738,433           471,673           10,013,475

WM REIT Fund                                      4,586,319                    53,627,579             1,319,782       24,865,930



WM Small Cap Growth Fund
                                               4,302,818                       48,085,262           -                          -

WM WM Small Cap Value Fund                        5,533,190                                           1,115,822       12,485,551
                                                                               55,090,813

WM West Coast Equity Fund
                                               4,771,916                     160,930,578            140,389         6,215,027
                                                                             -------------                          -------------

                                                                          $                                      $
                                                                             1,852,616,139                          2,330,158,834
                                                                             =============                          =============


                                                                             =============                          =============


Affiliated Securities

                                                       Sales (c)                           January 31, 2007
                                             -------------------------------     -------------------------------------
                                                Shares          Proceeds           Shares                   Cost
                                             -------------    --------------     -----------           ---------------
Disciplined LargeCap Blend Fund                 1,326,884  $     21,622,797      23,784,312         $     339,859,754

Diversified International Fund                  1,949,003        27,155,322      18,626,904               218,199,862

Equity Income Fund I                               47,792         1,070,072      21,447,687               389,954,849

High Yield Fund II                                 49,827           437,493      11,038,822                87,088,694

International Emerging Markets Fund                 4,487           115,473       1,402,095                35,963,873

LargeCap Growth Fund                              152,572         1,230,583      69,790,383               498,871,628

MidCap Stock Fund                               1,652,159        35,232,265       7,539,167                93,983,173

Money Market Fund                              30,000,000        30,000,000      22,177,375                22,177,375

Real Estate Securities Fund                       350,067         9,780,449       3,424,406                63,346,710

SmallCap Growth Fund                              182,096         1,617,120       7,622,724                46,543,513

SmallCap Value Fund                               465,423         8,837,977       3,307,982                57,580,753

West Coast Equity Fund                            691,959        30,374,768       4,163,703               136,076,322

WM Equity Income Fund                                                                     -                         -
                                             16,789,136         332,801,955

WM Growth & Income Fund                                                                   -                         -
                                             12,997,632         365,709,658

WM Growth Fund                                                                            -                         -
                                             30,587,659         500,377,178

WM High Yield Fund                                                                        -                         -
                                             10,295,446          88,672,031

WM International Growth Fund                                                              -                         -
                                             15,676,924         253,327,371

WM Mid Cap Stock Fund                                                                     -                         -
                                             8,429,064          126,915,899

WM REIT Fund                                                                              -                         -
                                             3,266,537           79,182,358

                                             -
WM Small Cap Growth Fund                                                                  -                         -
                                             4,302,818           48,080,782

WM WM Small Cap Value Fund                                                                -                         -
                                             4,417,368           67,674,727

WM West Coast Equity Fund                                                                 -                         -
                                             4,631,527          167,180,867

                                                              --------------                           ---------------
                                                           $                                        $
                                                              2,197,397,145                             1,989,646,506
                                                              ==============                           ===============
                                                              --------------                           ---------------

                                                              ==============                           ===============


                                                  Income Distribution from                       Realized Gain/Loss

                                                 Other Investment Companies                        on Investments

                                            --------------------------------------              ----------------------
Disciplined LargeCap Blend Fund          $                                      -            $               (73,550)
Diversified International Fund                                                  -                         (2,893,880)
Equity Income Fund I                                                            -                               3,727
High Yield Fund II                                                                                                558
                                                                          328,696
International Emerging Markets Fund                                             -                                 952
LargeCap Growth Fund                                                            -                           (666,256)
MidCap Stock Fund                                                               -                           5,967,400
Money Market Fund                                                                                                   -
                                                                           44,309
Real Estate Securities Fund                                                     -                           (497,999)
SmallCap Growth Fund                                                            -                              69,194
SmallCap Value Fund                                                             -                           (262,491)
West Coast Equity Fund                                                          -                           1,768,767
WM Equity Income Fund                                                                                         336,776
WM Growth Fund                                                                                            (1,343,397)
WM Growth & Income Fund                                                   246,021                             523,152
WM High Yield Fund                                                                                            (4,734)
WM Mid Cap Stock                                                                                              358,474
WM International Growth Fund                                            1,666,111                             163,991
WM REIT Fund                                                                    -                             688,849
WM WM Small Cap Growth Fund                                                                                   (4,480)
WM WM Small Cap Value Fund                                                      -                              98,363
WM West Coast Equity                                                                                           35,262
                                                                                                ----------------------
                                            --------------------------------------              ----------------------
                                         $                                                   $
                                                                        2,285,137                           4,268,678
                                            ======================================              ======================


                                               Realized Gain/Loss
                                                      from
                                                Other Investment
                                                   Companies
                                              ---------------------
Disciplined LargeCap Blend Fund            $                     -
Diversified International Fund                                   -
Equity Income Fund I                                             -
High Yield Fund II                                               -

International Emerging Markets Fund                              -
LargeCap Growth Fund                                             -
MidCap Stock Fund                                                -
Money Market Fund                                                -

Real Estate Securities Fund                                      -
SmallCap Growth Fund                                             -
SmallCap Value Fund                                              -
West Coast Equity Fund                                           -
WM Equity Income Fund
WM Growth Fund
WM Growth & Income Fund                                 32,319,928
WM High Yield Fund
WM Mid Cap Stock
WM International Growth Fund                            38,965,638
WM REIT Fund                                            16,076,468
WM WM Small Cap Growth Fund
WM WM Small Cap Value Fund                               9,693,084
WM West Coast Equity

                                              ---------------------
                                           $            97,055,118

                                              =====================


Schedule of Investments
January 31, 2007 (unaudited)
Short-Term Bond Fund
                                                        Principal
                                                          Amount                  Value
                                                        --------------- --- ---------------------
BONDS (87.66%)
Aerospace & Defense (0.06%)
Raytheon Co
6.75%, 8/15/2007                                               131,000   $               131,807
                                                                            ---------------------

Aerospace & Defense Equipment (0.05%)
Sequa Corp
9.00%, 8/ 1/2009                                               100,000                   106,000
                                                                            ---------------------

Agricultural Operations (0.29%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                              700,000                   684,549
                                                                            ---------------------

Apparel Manufacturers (0.12%)
Levi Strauss & Co
12.25%, 12/15/2012                                             250,000                   276,562
                                                                            ---------------------

Appliances (0.09%)
Whirlpool Corp
5.86%, 6/15/2009 (a)                                           200,000                   200,501
                                                                            ---------------------

Asset Backed Securities (3.46%)
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (a)(b)                                       475,000                   475,763
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.55%, 12/25/2033 (a)                                          159,836                   160,053
Countrywide Asset-Backed Certificates
4.32%, 10/25/2035 (a)                                          350,000                   348,371
5.59%, 1/25/2036 (a)(b)                                        800,000                   801,144
5.57%, 4/25/2036 (a)(b)                                        500,000                   501,154
6.02%, 9/25/2046 (a)                                         1,900,000                 1,906,881
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (a)                                          181,818                   181,913
5.56%, 2/15/2036 (a)(b)                                        475,000                   475,096
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                           248,605                   248,678
Equity One ABS Inc
4.26%, 7/25/2034 (a)                                           152,794                   152,185
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(c)                                        287,005                   286,427
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                           200,000                   200,408
Great America Leasing Receivables
5.39%, 9/15/2011 (c)                                           925,000                   923,513
Long Beach Mortgage Loan Trust
5.50%, 4/25/2035 (a)                                            75,170                    75,177
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (a)                                            67,774                    67,784
5.54%, 1/25/2036 (a)(b)(c)                                     493,683                   493,849
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (a)(b)                                       475,000                   475,947
Residential Asset Mortgage Products Inc
5.55%, 12/25/2034 (a)                                          102,509                   102,551

Asset Backed Securities
SACO I Inc
5.59%, 4/25/2035 (a)                                            69,791                    69,799
Saxon Asset Securities Trust
5.66%, 12/26/2034 (a)                                          103,452                   103,511
Specialty Underwriting & Residential Finance
5.63%, 7/25/2035 (a)                                            49,153                    49,167
                                                                            ---------------------
                                                                                       8,099,371
                                                                            ---------------------
Auto - Car & Light Trucks (0.50%)
DaimlerChrysler NA Holding Corp
4.05%, 6/ 4/2008                                               275,000                   269,305
5.79%, 3/13/2009 (a)                                           375,000                   375,711
5.88%, 3/15/2011                                               525,000                   526,194
                                                                            ---------------------
                                                                                       1,171,210
                                                                            ---------------------
Automobile Sequential (0.88%)
Capital Auto Receivables Asset Trust
5.69%, 6/15/2010 (a)                                           185,000                   185,853
Capital One Prime Auto Receivables Trust
3.11%, 11/15/2010                                              300,000                   295,096
Carss Finance LP
6.27%, 1/15/2011 (a)(c)                                        106,034                   106,598
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                              649,750                   645,689
Daimler Chrysler Auto Trust
2.88%, 10/ 8/2009                                               57,497                    57,463
Ford Credit Auto Owner Trust
5.47%, 9/15/2012                                               350,000                   346,229
WFS Financial Owner Trust
4.50%, 5/17/2013                                               425,000                   418,825
                                                                            ---------------------
                                                                                       2,055,753
                                                                            ---------------------
Beverages - Non-Alcoholic (0.15%)
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                               350,000                   361,620
                                                                            ---------------------

Beverages - Wine & Spirits (0.14%)
Diageo Capital PLC
5.13%, 1/30/2012                                               325,000                   320,296
                                                                            ---------------------

Brewery (0.44%)
Coors Brewing Co
6.38%, 5/15/2012                                               600,000                   617,779
SABMiller PLC
6.20%, 7/ 1/2011 (c)                                           400,000                   408,917
                                                                            ---------------------
                                                                                       1,026,696
                                                                            ---------------------
Building - Residential & Commercial (0.22%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                             300,000                   308,625
KB Home
9.50%, 2/15/2011                                               200,000                   206,000
                                                                            ---------------------
                                                                                         514,625
                                                                            ---------------------
Building & Construction Products - Miscellaneous (0.18%)
CRH America Inc
6.95%, 3/15/2012                                               400,000                   421,730
                                                                            ---------------------

Cable TV (0.57%)
Comcast Corp
5.45%, 11/15/2010                                              300,000                   301,109

Cable TV
COX Communications Inc
4.63%, 1/15/2010                                               475,000                   464,244
7.13%, 10/ 1/2012                                              300,000                   321,636
CSC Holdings Inc
7.88%, 12/15/2007                                              250,000                   253,438
                                                                            ---------------------
                                                                                       1,340,427
                                                                            ---------------------
Casino Hotels (0.17%)
Caesars Entertainment Inc
9.38%, 2/15/2007                                               200,000                   200,000
Mirage Resorts Inc
6.75%, 8/ 1/2007                                               200,000                   200,500
                                                                            ---------------------
                                                                                         400,500
                                                                            ---------------------
Cellular Telecommunications (0.63%)
America Movil SA de CV
5.99%, 4/27/2007 (a)                                           400,000                   400,000
5.47%, 6/27/2008 (b)(c)                                        350,000                   349,755
Rogers Wireless Inc
8.48%, 12/15/2010 (a)                                          100,000                   102,000
7.25%, 12/15/2012                                              150,000                   157,875
Vodafone Group PLC
5.70%, 6/15/2011 (a)(b)                                        475,000                   476,545
                                                                            ---------------------
                                                                                       1,486,175
                                                                            ---------------------
Chemicals - Diversified (0.16%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                               145,000                   144,874
Huntsman LLC
11.50%, 7/15/2012                                              200,000                   227,000
                                                                            ---------------------
                                                                                         371,874
                                                                            ---------------------
Chemicals - Specialty (0.09%)
Rhodia SA
8.88%, 6/ 1/2011                                               200,000                   210,000
                                                                            ---------------------

Coatings & Paint (0.10%)
Valspar Corp
6.00%, 5/ 1/2007                                               235,000                   235,207
                                                                            ---------------------

Commercial Banks (0.44%)
Glitnir Banki HF
5.52%, 10/15/2008 (a)(c)                                       200,000                   199,628
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                          375,000                   389,640
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (a)(c)                                        180,000                   180,288
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                               250,000                   267,288
                                                                            ---------------------
                                                                                       1,036,844
                                                                            ---------------------
Commercial Services (0.14%)
Brickman Group Ltd/The
11.75%, 12/15/2009                                             315,000                   333,900
                                                                            ---------------------

Commercial Services - Finance (0.04%)
Equifax Inc
4.95%, 11/ 1/2007                                               90,000                    89,421
                                                                            ---------------------


Computer Services (0.06%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                               150,000                   142,500
                                                                            ---------------------

Computers - Memory Devices (0.08%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011 (d)                                          200,000                   199,500
                                                                            ---------------------

Containers - Metal & Glass (0.17%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                               379,000                   387,527
                                                                            ---------------------

Credit Card Asset Backed Securities (2.44%)
American Express Credit Account Master Trust
5.72%, 9/15/2010 (a)(b)                                        250,000                   250,818
Bank One Issuance Trust
5.69%, 12/15/2010 (a)(b)                                       750,000                   752,741
Capital One Multi-Asset Execution Trust
5.54%, 12/15/2009 (a)                                          405,000                   404,989
Chase Credit Card Master Trust
5.52%, 5/15/2009 (a)(b)                                        450,000                   449,984
5.65%, 1/17/2011 (a)                                           750,000                   753,211
Citibank Credit Card Issuance Trust
5.70%, 6/25/2009 (a)                                           300,000                   300,459
6.50%, 12/15/2009 (a)                                          650,000                   654,733
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                               700,000                   708,183
Discover Card Master Trust I
5.15%, 10/15/2009                                              923,000                   922,793
5.50%, 4/16/2010 (a)                                           350,000                   350,121
GE Capital Credit Card Master Note Trust
5.49%, 3/15/2013 (a)                                           175,000                   175,495
                                                                            ---------------------
                                                                                       5,723,527
                                                                            ---------------------
Cruise Lines (0.14%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                              225,000                   227,215
6.75%, 3/15/2008                                               100,000                   101,054
                                                                            ---------------------
                                                                                         328,269
                                                                            ---------------------
Data Processing & Management (0.17%)
Fidelity National Information Services
4.75%, 9/15/2008                                               415,000                   401,023
                                                                            ---------------------

Diversified Financial Services (0.32%)
Citicorp Capital II
8.02%, 2/15/2027                                               425,000                   442,977
Citigroup Capital II
7.75%, 12/ 1/2036                                              300,000                   309,945
                                                                            ---------------------
                                                                                         752,922
                                                                            ---------------------
Diversified Manufacturing Operations (0.10%)
Tyco International Group SA
6.13%, 1/15/2009                                               240,000                   243,220
                                                                            ---------------------

Electric - Generation (0.20%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                             148,800                   160,704

Electric - Generation
Indiantown Cogeneration
9.26%, 12/15/2010                                              299,296                   314,001
                                                                            ---------------------
                                                                                         474,705
                                                                            ---------------------
Electric - Integrated (3.18%)
Arizona Public Service Co
6.38%, 10/15/2011                                              350,000                   358,303
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                               750,000                   762,877
Dominion Resources Inc/VA
5.66%, 9/28/2007 (a)                                           270,000                   270,104
5.69%, 5/15/2008                                               225,000                   225,351
DTE Energy Co
5.63%, 8/16/2007 (b)                                           425,000                   424,931
6.65%, 4/15/2009 (d)                                           375,000                   384,080
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                75,000                    73,000
6.10%, 12/ 8/2008 (a)(c)                                       200,000                   200,456
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                              400,000                   398,576
Exelon Corp
4.45%, 6/15/2010                                               300,000                   290,274
FPL Group Capital Inc
4.09%, 2/16/2007                                               200,000                   199,905
Georgia Power Co
5.55%, 2/17/2009 (a)                                           195,000                   195,653
Ipalco Enterprises Inc
8.38%, 11/14/2008                                              150,000                   154,875
Northeast Utilities
3.30%, 6/ 1/2008                                               250,000                   242,975
Pepco Holdings Inc
5.50%, 8/15/2007                                               130,000                   129,945
PSEG Power LLC
3.75%, 4/ 1/2009                                               525,000                   506,750
Public Service Co of Colorado
4.38%, 10/ 1/2008                                              190,000                   186,916
Scottish Power PLC
4.91%, 3/15/2010                                               450,000                   441,672
Tampa Electric Co
5.38%, 8/15/2007                                               300,000                   299,680
TECO Energy Inc
6.13%, 5/ 1/2007                                               175,000                   175,000
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                               200,000                   200,337
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                               170,000                   169,304
TXU Energy Co LLC
6.13%, 3/15/2008 (d)                                           225,000                   226,049
Virginia Electric & Power Co
5.38%, 2/ 1/2007                                               200,000                   200,000
WPS Resources Corp
7.00%, 11/ 1/2009                                              700,000                   725,758
                                                                            ---------------------
                                                                                       7,442,771
                                                                            ---------------------
Electronic Components - Miscellaneous (0.16%)
Jabil Circuit Inc
5.88%, 7/15/2010                                               375,000                   371,837
                                                                            ---------------------


Electronic Components - Semiconductors (0.29%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                               280,000                   282,989
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (c)                                           400,000                   401,933
                                                                            ---------------------
                                                                                         684,922
                                                                            ---------------------
Electronic Connectors (0.12%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                               275,000                   277,094
                                                                            ---------------------

Finance - Auto Loans (0.34%)
Ford Motor Credit Co
9.88%, 8/10/2011                                               175,000                   187,371
8.11%, 1/13/2012                                               125,000                   125,514
GMAC LLC
6.31%, 11/30/2007                                              100,000                    99,481
6.00%, 12/15/2011                                              135,000                   133,014
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (c)                                           270,000                   261,701
                                                                            ---------------------
                                                                                         807,081
                                                                            ---------------------
Finance - Commercial (0.38%)
CIT Group Inc
5.59%, 4/27/2011                                               350,000                   350,267
5.80%, 7/28/2011                                               175,000                   177,450
6.10%, 3/15/2067                                                95,000                    94,752
Textron Financial Corp
6.82%, 11/15/2007 (a)                                          275,000                   278,165
                                                                            ---------------------
                                                                                         900,634
                                                                            ---------------------
Finance - Consumer Loans (0.74%)
American General Finance Corp
4.88%, 5/15/2010                                               375,000                   369,366
HSBC Finance Corp
5.65%, 11/16/2009 (a)(b)                                       475,000                   478,003
5.71%, 9/14/2012 (a)                                           325,000                   327,721
SLM Corp
2.51%, 3/ 2/2009 (a)(b)                                        475,000                   461,016
5.52%, 7/26/2010 (a)                                           100,000                   100,033
                                                                            ---------------------
                                                                                       1,736,139
                                                                            ---------------------
Finance - Credit Card (0.22%)
Capital One Bank
5.75%, 9/15/2010                                               500,000                   506,220
                                                                            ---------------------

Finance - Investment Banker & Broker (1.38%)
Credit Suisse USA Inc
5.48%, 6/ 2/2008 (a)(b)                                        550,000                   550,945
Goldman Sachs Group Inc
5.69%, 7/23/2009 (a)                                           175,000                   176,109
5.57%, 3/ 2/2010 (a)                                           300,000                   300,987
6.88%, 1/15/2011 (d)                                           450,000                   474,748
Lehman Brothers Holdings Inc
5.62%, 11/10/2009 (a)(b)                                       350,000                   351,498
Merrill Lynch & Co Inc
5.62%, 2/ 6/2009 (a)                                           150,000                   150,591
2.47%, 3/ 2/2009 (a)                                           195,000                   186,133
5.59%, 2/ 5/2010 (a)                                           200,000                   200,713
Morgan Stanley
5.64%, 1/15/2010 (a)                                           455,000                   457,367

Finance - Investment Banker & Broker
Morgan Stanley (continued)
5.63%, 1/ 9/2012                                               375,000                   378,900
                                                                            ---------------------
                                                                                       3,227,991
                                                                            ---------------------
Finance - Leasing Company (0.20%)
Case Credit Corp
6.75%, 10/21/2007                                              200,000                   200,250
International Lease Finance Corp
5.80%, 8/15/2007                                               165,000                   165,139
5.76%, 1/15/2010 (a)                                           100,000                   100,873
                                                                            ---------------------
                                                                                         466,262
                                                                            ---------------------
Finance - Mortgage Loan/Banker (2.21%)
Countrywide Financial Corp
5.62%, 5/ 5/2008 (a)                                           380,000                   380,850
5.64%, 12/19/2008 (a)                                          230,000                   230,636
Fannie Mae
5.62%, 2/25/2032 (a)(b)                                        429,446                   430,964
5.57%, 3/25/2035 (a)                                           163,214                   163,389
Fannie Mae Whole Loan
5.52%, 5/25/2035 (a)                                           467,549                   469,141
Freddie Mac
5.13%, 12/15/2013                                              683,382                   671,947
5.50%, 1/15/2017                                                75,196                    75,118
4.00%, 1/15/2022                                               634,387                   629,335
5.77%, 6/15/2023 (a)                                           321,816                   324,969
5.52%, 4/15/2030 (a)(b)                                        179,790                   179,787
5.62%, 10/15/2034 (a)                                          270,013                   270,163
Ginnie Mae
1.82%, 10/16/2012 (a)                                        8,163,426                   367,436
Residential Capital LLC
6.74%, 6/29/2007 (a)(b)                                        550,000                   552,252
5.85%, 6/ 9/2008 (b)                                           225,000                   224,597
6.50%, 4/17/2013                                               210,000                   211,951
                                                                            ---------------------
                                                                                       5,182,535
                                                                            ---------------------
Finance - Other Services (0.28%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                               200,000                   212,045
Mizuho JGB Investment LLC
9.87%, 12/30/2025 (c)                                          425,000                   448,355
                                                                            ---------------------
                                                                                         660,400
                                                                            ---------------------
Food - Miscellaneous/Diversified (0.32%)
ConAgra Foods Inc
7.88%, 9/15/2010                                               368,000                   396,365
General Mills Inc
5.49%, 1/22/2010 (b)                                           350,000                   349,928
                                                                            ---------------------
                                                                                         746,293
                                                                            ---------------------
Food - Retail (0.53%)
Delhaize America Inc
8.13%, 4/15/2011                                               100,000                   108,040
Kroger Co/The
7.65%, 4/15/2007                                               300,000                   301,176
6.38%, 3/ 1/2008                                               485,000                   487,324
Safeway Inc
6.50%, 11/15/2008                                              175,000                   177,778
5.72%, 3/27/2009 (a)                                           175,000                   175,107
                                                                            ---------------------
                                                                                       1,249,425
                                                                            ---------------------

Gas - Distribution (0.35%)
Sempra Energy
4.75%, 5/15/2009                                               150,000                   147,928
Southern California Gas Co
5.54%, 12/ 1/2009 (a)                                          100,000                   100,215
Southern Union Co
6.15%, 8/16/2008                                               300,000                   301,601
7.20%, 11/ 1/2066 (a)                                          280,000                   279,203
                                                                            ---------------------
                                                                                         828,947
                                                                            ---------------------
Home Equity - Other (6.59%)
ACE Securities Corp
5.53%, 8/25/2035 (a)(b)                                        750,000                   750,232
5.52%, 10/25/2035 (a)                                          400,000                   400,126
Asset Backed Funding Certificates
5.58%, 2/25/2035 (a)                                            66,642                    66,663
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (a)(b)                                        469,897                   469,894
5.56%, 2/25/2035 (a)(b)                                         30,211                    30,218
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (a)                                         1,825,000                 1,837,596
5.71%, 11/25/2035                                            1,450,000                 1,442,373
Financial Asset Securities Corp AAA Trust
5.59%, 2/27/2035 (a)(b)(c)                                      32,058                    32,077
First NLC Trust
5.65%, 5/25/2035 (a)                                           390,084                   390,082
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (a)                                           775,011                   766,824
GSAA Trust
6.04%, 7/25/2036                                               900,000                   901,462
IXIS Real Estate Capital Trust
5.56%, 12/25/2035 (a)                                          450,000                   450,450
MASTR Asset Backed Securities Trust
5.82%, 3/25/2035 (a)(b)                                        575,000                   577,239
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (a)                                           257,397                   257,633
Morgan Stanley ABS Capital I
5.57%, 9/25/2035 (a)(b)                                        800,000                   801,238
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)                                            56,003                    56,073
5.59%, 7/25/2035 (a)(b)                                      1,000,000                 1,002,277
Option One Mortgage Loan Trust
5.56%, 2/25/2035 (a)(b)                                        233,242                   233,392
5.54%, 5/25/2035 (a)(b)                                        600,000                   600,554
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (a)                                         1,375,000                 1,373,256
Residential Asset Securities Corp
4.47%, 3/25/2032                                             1,124,455                 1,106,917
5.58%, 12/25/2033 (a)                                           15,876                    15,877
6.47%, 3/25/2035 (a)                                            50,000                    50,068
5.52%, 5/25/2035 (a)(b)                                        424,308                   424,544
Waverly Community School
5.77%, 5/25/2036 (a)                                         1,400,000                 1,400,105
                                                                            ---------------------
                                                                                      15,437,170
                                                                            ---------------------
Home Equity - Sequential (1.96%)
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035                                             2,000,000                 1,998,648
5.56%, 4/25/2036                                             1,000,000                   989,773
5.51%, 8/25/2036                                               570,000                   567,648

Home Equity - Sequential
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                               35,885                    35,751
4.76%, 11/25/2033                                            1,000,000                   990,403
                                                                            ---------------------
                                                                                       4,582,223
                                                                            ---------------------
Hotels & Motels (0.09%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                               200,000                   200,840
                                                                            ---------------------

Housewares (0.03%)
Vitro SA de CV
8.63%, 2/ 1/2012 (c)                                            70,000                    70,700
                                                                            ---------------------

Industrial Automation & Robots (0.09%)
Intermec Inc
7.00%, 3/15/2008                                               200,000                   201,000
                                                                            ---------------------

Insurance Brokers (0.17%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (a)                                           175,000                   175,008
3.63%, 2/15/2008                                               220,000                   215,233
                                                                            ---------------------
                                                                                         390,241
                                                                            ---------------------
Investment Companies (0.40%)
Citadel Finance Ltd
6.25%, 12/15/2011 (c)                                          575,000                   564,279
Xstrata Finance Canada Ltd
5.50%, 11/16/2011 (c)                                          375,000                   373,908
                                                                            ---------------------
                                                                                         938,187
                                                                            ---------------------
Investment Management & Advisory Services (0.03%)
Janus Capital Group Inc
5.88%, 9/15/2011                                                75,000                    75,111
                                                                            ---------------------

Life & Health Insurance (0.91%)
Cigna Corp
7.00%, 1/15/2011                                               375,000                   392,613
Lincoln National Corp
5.25%, 6/15/2007                                               160,000                   159,749
Pacific Life Global Funding
5.60%, 6/22/2011 (a)(c)                                        175,000                   175,215
Phoenix Cos Inc/The
6.68%, 2/16/2008                                               550,000                   553,436
Prudential Financial Inc
5.51%, 6/13/2008 (a)                                           250,000                   250,628
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                              235,000                   245,972
Sun Life Financial Global Funding LP
5.61%, 7/ 6/2010 (a)(c)                                        175,000                   175,391
UnumProvident Corp
6.00%, 5/15/2008                                               175,000                   175,479
                                                                            ---------------------
                                                                                       2,128,483
                                                                            ---------------------
Machinery - Farm (0.05%)
Case New Holland Inc
9.25%, 8/ 1/2011                                               105,000                   111,300
                                                                            ---------------------

Medical - Drugs (0.32%)
Angiotech Pharmaceuticals Inc
9.10%, 12/ 1/2013 (c)                                          225,000                   230,625

Medical - Drugs
Biovail Corp
7.88%, 4/ 1/2010                                               275,000                   280,844
Elan Finance PLC/Elan Finance Corp
9.50%, 12/ 1/2013 (c)                                          250,000                   248,125
                                                                            ---------------------
                                                                                         759,594
                                                                            ---------------------
Medical - Wholesale Drug Distribution (0.13%)
Cardinal Health Inc
5.63%, 10/ 2/2009 (a)(c)                                       300,000                   300,212
                                                                            ---------------------

Medical Products (0.13%)
Mallinckrodt Inc
6.50%, 11/15/2007                                              300,000                   301,349
                                                                            ---------------------

Metal - Diversified (0.16%)
Falconbridge Ltd
7.25%, 7/15/2012                                               350,000                   378,159
                                                                            ---------------------

Mortgage Backed Securities (38.29%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)(c)                                     774,897                   772,921
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)(b)                                        890,187                   888,175
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                              208,477                   210,238
6.85%, 4/15/2036                                               200,000                   210,384
0.17%, 9/10/2045                                            87,120,946                   856,765
0.09%, 10/10/2045                                           85,702,276                   406,314
5.31%, 10/10/2045                                            1,000,000                   995,344
0.41%, 7/10/2046 (a)                                        54,739,584                 1,210,347
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(c)                                        200,000                   200,449
Banc of America Mortgage Securities Inc
4.78%, 5/25/2035 (a)                                           950,000                   935,471
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (a)                                           520,308                   515,994
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (a)                                            65,854                    65,912
6.24%, 8/25/2036                                             1,650,000                 1,653,878
Bear Stearns Commercial Mortgage Securities Inc
5.64%, 6/15/2017 (a)(c)                                        525,000                   525,074
7.00%, 5/20/2030                                               817,085                   852,941
7.64%, 2/15/2032                                               271,975                   276,247
3.97%, 11/11/2035                                              358,616                   349,398
0.53%, 5/11/2039 (a)(c)                                      3,271,681                    60,521
0.24%, 2/11/2041 (a)                                        24,266,062                   266,347
4.13%, 11/11/2041                                            2,100,000                 2,036,864
4.57%, 7/11/2042                                               500,000                   483,262
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (a)                                           308,592                   309,385
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                            1,000,000                 1,051,976
7.56%, 10/15/2032                                              500,000                   534,197
Chase Manhattan Bank-First Union National Bank
7.13%, 8/15/2031                                               258,422                   258,711
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049                                           40,800,000                 1,157,500
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048                                           39,565,000                   963,471
Mortgage Backed Securities
Commercial Mortgage Pass Through Certificates
1.53%, 6/10/2010 (a)(c)                                      4,337,972                   175,844
3.25%, 6/10/2038                                               243,329                   229,580
0.05%, 12/10/2046                                           12,905,000                   161,736
Countrywide Alternative Loan Trust
6.19%, 7/20/2035 (a)(e)                                        308,876                   309,704
6.00%, 5/25/2036 (a)                                         1,841,756                 1,835,062
5.49%, 6/25/2036 (a)(b)                                        800,000                   800,664
5.60%, 6/25/2036 (a)(b)                                      1,804,517                 1,809,616
5.59%, 5/20/2046 (a)(b)                                      1,782,603                 1,789,109
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (a)                                          357,310                   357,563
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                36,695                    36,406
5.50%, 7/25/2033 (a)                                         1,604,201                 1,595,921
4.49%, 12/25/2033                                            1,500,000                 1,467,831
4.48%, 6/20/2035 (a)(b)                                        780,250                   774,114
Credit Suisse Mortgage Capital Certificates
0.59%, 9/15/2039 (c)                                        70,913,000                 2,198,963
0.06%, 12/15/2039                                            7,640,285                   132,420
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                              481,868                   483,013
6.38%, 12/16/2035                                              600,000                   617,584
0.46%, 11/15/2036 (a)(c)                                    15,134,921                   625,649
0.25%, 8/15/2038 (c)                                        49,096,164                   604,663
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                               950,000                   937,703
First Union National Bank Commercial Mortgage
5.59%, 2/12/2034                                                26,053                    26,077
First Union-Lehman Brothers-Bank of America
6.56%, 11/18/2035                                              109,705                   110,587
GE Capital Commercial Mortgage Corp
6.32%, 1/15/2033                                                 2,330                     2,326
5.99%, 12/10/2035                                              257,277                   259,923
0.60%, 3/10/2040 (a)(c)                                      2,925,573                    55,809
GMAC Commercial Mortgage Securities Inc
0.83%, 3/10/2038 (a)(c)                                      2,564,526                    68,380
0.42%, 8/10/2038 (a)(c)                                     68,244,676                 1,007,032
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (a)(b)                                        254,510                   254,563
5.62%, 6/25/2045 (a)                                           250,919                   251,776
5.63%, 10/25/2045 (a)(b)                                       387,225                   388,885
Greenwich Capital Commercial Funding Corp
0.32%, 6/10/2036 (a)(c)                                     20,408,730                   223,633
0.12%, 4/10/2037 (c)                                       161,676,767                   932,002
0.79%, 8/10/2042 (a)(c)                                      7,881,010                   204,196
GS Mortgage Securities Corp
0.65%, 11/10/2039                                            6,118,055                   274,832
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (a)                                           701,276                   690,523
Heller Financial Commercial Mortgage Asset Corp
7.84%, 1/17/2034 (a)                                         1,000,000                 1,064,607
7.94%, 1/17/2034                                             1,175,000                 1,256,134
Impac CMB Trust
6.26%, 10/25/2033 (a)                                          135,623                   136,625
6.32%, 10/25/2033 (a)                                          113,602                   113,676
5.63%, 4/25/2035 (a)(b)                                        243,764                   244,060
5.75%, 4/25/2035 (a)                                           190,348                   190,922
5.62%, 8/25/2035 (a)                                           149,899                   150,011
Mortgage Backed Securities
Impac CMB Trust (continued)
5.83%, 8/25/2035 (a)                                           122,029                   122,360
5.86%, 8/25/2035 (a)                                           189,823                   190,427
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (a)(b)                                        389,470                   390,198
5.55%, 4/25/2035 (a)                                           236,712                   237,544
5.65%, 4/25/2035 (a)                                           204,397                   205,078
5.62%, 8/25/2035 (a)                                           322,044                   323,270
5.51%, 1/25/2037 (e)                                           930,000                   930,000
JP Morgan Chase Commercial Mortgage Securities
0.52%, 10/12/2035 (a)(c)                                    11,348,212                   413,009
6.04%, 11/15/2035                                              456,973                   462,455
6.96%, 11/15/2035 (c)                                          350,000                   373,251
0.60%, 10/12/2037 (a)(c)                                     4,338,651                   180,761
4.37%, 10/12/2037                                              554,835                   542,733
3.48%, 6/12/2041                                               487,740                   473,592
JP Morgan Commercial Mortgage Finance Corp
7.16%, 9/15/2029                                                31,126                    31,055
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                               695,580                   679,685
5.11%, 6/25/2035 (a)                                           566,693                   559,907
5.30%, 7/25/2035 (e)                                         1,300,000                 1,286,337
5.84%, 6/25/2036 (a)                                         1,221,491                 1,219,268
5.87%, 1/25/2037                                               460,569                   460,195
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                               291,617                   294,964
5.97%, 3/15/2026                                               115,758                   116,088
4.90%, 6/15/2026                                             1,569,854                 1,562,149
2.60%, 5/15/2027                                                58,913                    57,357
3.09%, 5/15/2027                                               300,000                   291,349
4.19%, 8/15/2029                                               220,000                   213,540
3.63%, 10/15/2029                                              867,182                   845,677
4.44%, 12/15/2029 (a)                                        1,000,000                   966,830
0.66%, 7/15/2035 (a)(c)                                      5,052,257                   159,915
0.63%, 10/15/2035 (a)(c)                                    10,397,700                   428,484
1.15%, 3/15/2036 (a)(c)                                      2,190,601                    65,239
0.69%, 8/15/2036 (a)(c)                                      2,288,468                    47,464
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (a)                                           515,928                   510,087
Merrill Lynch Mortgage Trust
0.19%, 11/12/2035 (a)(c)                                    37,171,120                   267,138
0.15%, 7/12/2038                                           139,806,773                 1,163,025
5.61%, 5/12/2039                                             1,100,000                 1,110,530
3.59%, 9/12/2041                                               244,361                   238,804
0.28%, 9/12/2042 (a)                                        68,347,501                   770,762
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.05%, 7/12/2046                                            32,517,985                   529,718
0.68%, 7/12/2046                                            52,200,000                 1,935,800
0.05%, 12/12/2049                                           16,750,000                   248,947
0.68%, 12/12/2049                                           28,500,000                 1,005,751
5.11%, 12/12/2049                                              885,000                   872,235
Morgan Stanley Capital I
5.54%, 5/24/2043 (a)(c)                                        750,000                   749,209
0.04%, 12/15/2043 (c)                                       12,760,000                   172,703
5.70%, 8/25/2046 (a)(b)(e)                                     725,000                   723,414
5.92%, 12/20/2046 (e)                                          225,000                   225,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                               136,231                   138,875

Mortgage Backed Securities
Nationslink Funding Corp
7.23%, 6/20/2031                                               653,148                   664,514
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (a)                                         1,275,000                 1,274,849
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                              366,010                   370,219
Residential Accredit Loans Inc
5.74%, 12/25/2035 (e)                                          195,515                   195,760
Residential Funding Mortgage Securities
5.19%, 11/25/2035                                              843,324                   838,943
5.68%, 2/25/2036                                               364,507                   365,437
Sequoia Mortgage Trust
5.55%, 2/20/2035 (a)                                            80,791                    80,757
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (a)                                            71,851                    72,130
5.55%, 12/25/2035 (a)                                          447,236                   447,369
5.55%, 3/25/2036 (a)(b)                                        450,494                   451,090
Structured Adjustable Rate Mortgage Loan Trust
4.68%, 7/25/2034 (a)                                         1,000,000                   977,886
6.02%, 8/25/2034 (a)(b)                                        467,483                   472,044
5.57%, 3/25/2035 (a)                                           208,957                   209,087
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (a)                                           253,016                   253,849
5.63%, 9/25/2045 (a)                                           269,795                   270,939
Structured Asset Securities Corp
5.50%, 6/25/2036 (a)                                         1,450,000                 1,449,502
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (a)(b)                                       533,309                   533,910
Wachovia Bank Commercial Mortgage Trust
0.22%, 1/15/2041 (a)(c)                                     20,805,510                   155,981
0.34%, 4/15/2042 (a)(c)                                     76,894,671                 1,145,308
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)                                           875,142                   876,502
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                           862,149                   829,869
Washington Mutual Inc
4.47%, 3/25/2033 (a)                                           459,340                   455,749
3.18%, 9/25/2033                                                30,765                    30,601
4.06%, 10/25/2033 (a)                                        1,250,000                 1,224,895
4.84%, 9/25/2035 (a)                                           917,889                   904,482
6.08%, 9/25/2036                                             1,063,887                 1,063,016
5.79%, 7/25/2044 (a)(b)                                        194,877                   195,623
5.72%, 1/25/2045 (a)(b)                                      2,400,000                 2,417,907
5.55%, 4/25/2045 (a)                                            34,787                    34,868
5.59%, 4/25/2045 (a)                                           155,382                   155,833
5.61%, 7/25/2045 (a)                                           295,731                   296,592
5.57%, 11/25/2045 (a)(b)                                       349,755                   350,467
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (a)                                         1,721,726                 1,691,071
5.24%, 4/25/2036                                             1,221,452                 1,209,573
                                                                            ---------------------
                                                                                      89,656,611
                                                                            ---------------------
Multi-Line Insurance (0.52%)
ACE Ltd
6.00%, 4/ 1/2007                                               200,000                   200,132
CNA Financial Corp
6.60%, 12/15/2008                                              549,000                   558,836
6.00%, 8/15/2011                                               150,000                   151,814

Multi-Line Insurance
Genworth Financial Inc
6.15%, 11/15/2066 (a)                                          185,000                   184,254
Hartford Financial Services Group Inc
5.25%, 10/15/2011                                              115,000                   114,428
                                                                            ---------------------
                                                                                       1,209,464
                                                                            ---------------------
Multimedia (0.67%)
News America Inc
4.75%, 3/15/2010                                               400,000                   391,626
Thomson Corp/The
5.75%, 2/ 1/2008                                               185,000                   185,334
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                               350,000                   358,878
Time Warner Inc
6.15%, 5/ 1/2007                                               225,000                   225,291
5.50%, 11/15/2011                                              200,000                   199,509
Viacom Inc
5.74%, 6/16/2009                                               200,000                   200,679
                                                                            ---------------------
                                                                                       1,561,317
                                                                            ---------------------
Mutual Insurance (0.18%)
Health Care Service Corp
7.75%, 6/15/2011 (c)                                           400,000                   431,708
                                                                            ---------------------

Non-Hazardous Waste Disposal (0.23%)
Oakmont Asset Trust
4.51%, 12/22/2008 (c)                                          550,000                   536,230
                                                                            ---------------------

Office Automation & Equipment (0.15%)
Xerox Corp
6.11%, 12/18/2009 (a)                                          350,000                   353,500
                                                                            ---------------------

Office Furnishings - Original (0.08%)
Steelcase Inc
6.50%, 8/15/2011                                               195,000                   197,120
                                                                            ---------------------

Oil - Field Services (0.20%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                           200,000                   201,000
Weatherford International Inc
6.63%, 11/15/2011                                              250,000                   258,261
                                                                            ---------------------
                                                                                         459,261
                                                                            ---------------------
Oil & Gas Drilling (0.28%)
ENSCO International Inc
6.75%, 11/15/2007                                              650,000                   656,456
                                                                            ---------------------

Oil Company - Exploration & Production (1.04%)
Anadarko Finance Co
6.75%, 5/ 1/2011                                               325,000                   338,520
Anadarko Petroleum Corp
5.76%, 9/15/2009 (a)(b)                                        300,000                   300,754
Apache Corp
5.63%, 1/15/2017                                                45,000                    45,017
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (c)                                          200,000                   214,250
Houston Exploration Co
7.00%, 6/15/2013                                               200,000                   201,500
Newfield Exploration Co
7.45%, 10/15/2007                                              200,000                   201,750
Oil Company - Exploration & Production
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                               350,000                   351,225
8.00%, 11/15/2011 (d)                                          125,000                   136,250
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                               200,000                   208,738
XTO Energy Inc
7.50%, 4/15/2012                                               400,000                   432,941
                                                                            ---------------------
                                                                                       2,430,945
                                                                            ---------------------
Oil Company - Integrated (0.08%)
Occidental Petroleum Corp
4.00%, 11/30/2007                                              190,000                   188,018
                                                                            ---------------------

Oil Field Machinery & Equipment (0.10%)
Cameron International Corp
2.65%, 4/15/2007                                               225,000                   223,724
                                                                            ---------------------

Oil Refining & Marketing (0.41%)
Giant Industries Inc
11.00%, 5/15/2012                                              200,000                   213,000
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                               225,000                   236,122
9.50%, 2/ 1/2013                                               200,000                   215,250
Valero Energy Corp
6.88%, 4/15/2012                                               275,000                   290,378
                                                                            ---------------------
                                                                                         954,750
                                                                            ---------------------
Optical Supplies (0.17%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                              400,000                   400,196
                                                                            ---------------------

Paper & Related Products (0.08%)
Bowater Inc
8.36%, 3/15/2010 (a)(d)                                        175,000                   176,750
                                                                            ---------------------

Pipelines (0.83%)
El Paso Corp
6.38%, 2/ 1/2009                                               150,000                   150,937
Enbridge Energy Partners LP
4.00%, 1/15/2009                                               200,000                   193,627
Kinder Morgan Energy Partners LP
5.35%, 8/15/2007                                               125,000                   124,854
Kinder Morgan Inc
6.50%, 9/ 1/2012                                               350,000                   354,070
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                               275,000                   285,313
ONEOK Partners LP
5.90%, 4/ 1/2012                                               255,000                   257,931
Southern Natural Gas Co
8.88%, 3/15/2010                                               175,000                   183,337
TEPPCO Partners LP
7.63%, 2/15/2012                                               375,000                   400,782
                                                                            ---------------------
                                                                                       1,950,851
                                                                            ---------------------
Power Converter & Supply Equipment (0.06%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                               140,000                   139,618
                                                                            ---------------------


Property & Casualty Insurance (0.60%)
Markel Corp
7.00%, 5/15/2008                                               450,000                   455,874
6.80%, 2/15/2013                                               275,000                   283,827
WR Berkley Corp
9.88%, 5/15/2008                                               625,000                   656,169
                                                                            ---------------------
                                                                                       1,395,870
                                                                            ---------------------
Property Trust (0.31%)
Westfield Capital Corp Ltd
5.67%, 11/ 2/2007 (a)(c)                                       225,000                   225,503
Westfield Group
5.40%, 10/ 1/2012 (c)(f)                                       500,000                   497,990
                                                                            ---------------------
                                                                                         723,493
                                                                            ---------------------
Publishing - Periodicals (0.14%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                              200,000                   210,000
12.13%, 11/15/2012                                             100,000                   110,000
                                                                            ---------------------
                                                                                         320,000
                                                                            ---------------------
Real Estate Operator & Developer (0.15%)
Duke Realty LP
3.35%, 1/15/2008                                               175,000                   171,050
5.63%, 8/15/2011                                               180,000                   180,588
                                                                            ---------------------
                                                                                         351,638
                                                                            ---------------------
Regional Banks (1.21%)
Capital One Financial Corp
5.70%, 9/15/2011                                               300,000                   302,840
First Union Institutional Capital I
8.04%, 12/ 1/2026                                              550,000                   572,966
Fleet Capital Trust II
7.92%, 12/11/2026                                              525,000                   545,979
NB Capital Trust
7.83%, 12/15/2026                                              375,000                   389,792
SunTrust Preferred Capital I
5.85%, 12/31/2049                                              365,000                   368,281
Wachovia Corp
5.52%, 3/ 1/2012 (a)                                           275,000                   275,563
Wells Fargo & Co
4.00%, 9/10/2012 (a)                                           375,000                   370,986
                                                                            ---------------------
                                                                                       2,826,407
                                                                            ---------------------
REITS - Apartments (0.15%)
Camden Property Trust
5.88%, 6/ 1/2007                                                45,000                    45,055
4.38%, 1/15/2010                                               200,000                   194,227
United Dominion Realty Trust Inc
4.50%, 3/ 3/2008                                               110,000                   107,912
                                                                            ---------------------
                                                                                         347,194
                                                                            ---------------------
REITS - Diversified (0.49%)
iStar Financial Inc
6.61%, 3/12/2007 (a)                                           275,000                   275,314
5.70%, 9/15/2009 (a)(c)                                        275,000                   275,227
5.65%, 9/15/2011                                               200,000                   199,197
Liberty Property LP
7.75%, 4/15/2009                                               385,000                   401,329
                                                                            ---------------------
                                                                                       1,151,067
                                                                            ---------------------
REITS - Healthcare (0.24%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (a)                                           250,000                   249,803

REITS - Healthcare
Health Care Property Investors Inc (continued)
5.65%, 12/15/2013                                              125,000                   122,538
National Health Investors Inc
7.30%, 7/16/2007                                               200,000                   199,716
                                                                            ---------------------
                                                                                         572,057
                                                                            ---------------------
REITS - Office Property (0.50%)
Brandywine Operating Partnership LP/PA
5.63%, 12/15/2010                                              205,000                   205,371
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                               225,000                   226,125
HRPT Properties Trust
5.96%, 3/16/2011 (a)                                           375,000                   375,182
6.95%, 4/ 1/2012                                               350,000                   366,597
                                                                            ---------------------
                                                                                       1,173,275
                                                                            ---------------------
REITS - Regional Malls (0.21%)
Simon Property Group LP
3.75%, 1/30/2009                                               225,000                   218,299
4.60%, 6/15/2010                                                65,000                    63,358
5.60%, 9/ 1/2011                                               200,000                   201,030
                                                                            ---------------------
                                                                                         482,687
                                                                            ---------------------
REITS - Shopping Centers (0.36%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                               510,000                   493,582
Federal Realty Invs Trust
6.00%, 7/15/2012                                               350,000                   355,183
                                                                            ---------------------
                                                                                         848,765
                                                                            ---------------------
Rental - Auto & Equipment (0.17%)
Erac USA Finance Co
5.61%, 4/30/2009 (c)                                           400,000                   400,839
                                                                            ---------------------

Retail - Building Products (0.24%)
Home Depot Inc
5.49%, 12/16/2009 (b)                                          225,000                   225,256
5.25%, 12/16/2013                                              350,000                   346,261
                                                                            ---------------------
                                                                                         571,517
                                                                            ---------------------
Retail - Major Department Store (0.21%)
May Department Stores Co/The
3.95%, 7/15/2007                                               455,000                   451,202
7.45%, 9/15/2011                                                35,000                    37,130
                                                                            ---------------------
                                                                                         488,332
                                                                            ---------------------
Retail - Regional Department Store (0.13%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                               300,000                   307,841
                                                                            ---------------------

Retail - Restaurants (0.08%)
Yum! Brands Inc
7.65%, 5/15/2008                                               175,000                   179,583
                                                                            ---------------------

Rubber - Tires (0.09%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (c)                                          200,000                   201,500
                                                                            ---------------------

Satellite Telecommunications (0.14%)
Intelsat Corp
6.38%, 1/15/2008                                               325,000                   324,594
                                                                            ---------------------

Savings & Loans - Thrifts (0.36%)
Washington Mutual Inc
5.51%, 3/20/2008 (a)                                           225,000                   225,338
5.66%, 1/15/2010 (a)                                           275,000                   276,219
5.66%, 3/22/2012 (a)                                           350,000                   350,683
                                                                            ---------------------
                                                                                         852,240
                                                                            ---------------------
Sovereign (0.12%)
Mexico Government International Bond
8.38%, 1/14/2011                                               250,000                   274,625
                                                                            ---------------------

Special Purpose Banks (0.07%)
Korea Development Bank
3.88%, 3/ 2/2009                                               175,000                   169,725
                                                                            ---------------------

Special Purpose Entity (0.62%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (c)                                           500,000                   486,555
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                               185,000                   176,982
USB Realty Corp
6.09%, 1/15/2012 (c)                                           330,000                   331,063
Xlliac Global Funding
5.57%, 6/ 2/2008 (a)(b)(c)                                     450,000                   450,715
                                                                            ---------------------
                                                                                       1,445,315
                                                                            ---------------------
Steel - Producers (0.03%)
Steel Dynamics Inc
9.50%, 3/15/2009                                                75,000                    76,875
                                                                            ---------------------

Supranational Bank (0.23%)
Corp Andina de Fomento
5.57%, 3/16/2007 (a)                                           225,000                   225,080
7.38%, 1/18/2011                                               300,000                   317,570
                                                                            ---------------------
                                                                                         542,650
                                                                            ---------------------
Telecommunication Services (0.26%)
Mastec Inc
7.75%, 2/ 1/2008 (d)                                           200,000                   200,250
TELUS Corp
8.00%, 6/ 1/2011                                               375,000                   408,064
                                                                            ---------------------
                                                                                         608,314
                                                                            ---------------------
Telephone - Integrated (1.60%)
AT&T Corp
7.75%, 3/ 1/2007                                               400,000                   400,601
AT&T Inc
5.30%, 11/15/2010                                              250,000                   249,235
Deutsche Telekom International Finance BV
5.55%, 3/23/2009 (a)                                           375,000                   375,626
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                               325,000                   323,375
Royal KPN NV
8.00%, 10/ 1/2010                                              475,000                   510,248
Sprint Capital Corp
7.63%, 1/30/2011                                               250,000                   266,961
8.38%, 3/15/2012                                               250,000                   277,424
Telecom Italia Capital SA
4.00%, 11/15/2008                                              320,000                   311,801
5.97%, 7/18/2011 (a)                                           240,000                   240,248
Telefonica Emisiones SAU
5.66%, 6/19/2009 (a)                                           400,000                   400,560
Telephone - Integrated
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                              325,000                   318,813
Verizon Communications Inc
5.35%, 2/15/2011                                                70,000                    69,853
                                                                            ---------------------
                                                                                       3,744,745
                                                                            ---------------------
Television (0.28%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                               400,000                   410,284
CBS Corp
5.63%, 5/ 1/2007                                               250,000                   250,080
                                                                            ---------------------
                                                                                         660,364
                                                                            ---------------------
Textile - Home Furnishings (0.33%)
Mohawk Industries Inc
6.50%, 4/15/2007                                               780,000                   781,238
                                                                            ---------------------

Tools - Hand Held (0.25%)
Snap-On Inc
5.49%, 1/12/2010 (b)                                           575,000                   574,922
                                                                            ---------------------

Transport - Rail (0.28%)
Burlington Northern Santa Fe Corp
7.88%, 4/15/2007                                               665,000                   667,863
                                                                            ---------------------

Transport - Services (0.08%)
FedEx Corp
2.65%, 4/ 1/2007                                               200,000                   199,121
                                                                            ---------------------
TOTAL BONDS                                                              $           205,282,556
                                                                            ---------------------
CONVERTIBLE BONDS (0.14%)
Retail - Auto Parts (0.14%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                               325,000                   322,563
                                                                            ---------------------
TOTAL CONVERTIBLE BONDS                                                  $               322,563
                                                                            ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (21.90%)
Federal Home Loan Mortgage Corporation (FHLMC) (2.79%)
5.50%, 12/ 1/2008                                               25,061                    25,064
5.50%, 2/ 1/2009                                                54,044                    54,340
5.50%, 3/ 1/2009                                                27,188                    27,338
5.50%, 4/ 1/2009                                                56,510                    56,820
6.50%, 4/ 1/2009                                                15,133                    15,315
5.00%, 9/ 1/2009                                                72,228                    71,791
9.00%, 9/ 1/2009                                                13,991                    14,402
4.50%, 11/ 1/2009                                              126,019                   123,660
4.50%, 12/ 1/2009                                              303,866                   298,177
4.50%, 4/ 1/2010                                               186,928                   184,124
4.50%, 9/ 1/2010                                               310,678                   303,801
4.50%, 2/ 1/2011                                               123,641                   120,585
4.50%, 4/ 1/2011                                               149,433                   145,739
4.50%, 6/ 1/2011                                               477,699                   469,299
4.50%, 7/ 1/2011                                               174,061                   169,758
4.50%, 11/ 1/2011                                              704,140                   686,736
6.50%, 4/ 1/2015                                                 9,167                     9,423
6.50%, 12/ 1/2015                                               35,071                    35,850
7.00%, 12/ 1/2022                                              167,107                   172,083
7.50%, 12/ 1/2029                                                3,965                     4,136
7.25%, 12/ 1/2007                                                5,292                     5,302
8.00%, 12/ 1/2011                                                3,725                     3,769
4.55%, 1/ 1/2035 (a)                                           409,992                   402,704
Federal Home Loan Mortgage Corporation (FHLMC)
5.59%, 6/ 1/2035 (a)                                         1,923,204                 1,948,030
4.84%, 9/ 1/2035 (a)                                           710,528                   704,776
5.02%, 9/ 1/2035                                               495,259                   493,842
                                                                            ---------------------
                                                                                       6,546,864
                                                                            ---------------------
Federal National Mortgage Association (FNMA) (5.08%)
5.50%, 2/ 1/2009                                               152,420                   152,896
5.50%, 5/ 1/2009                                                 7,501                     7,525
5.50%, 10/ 1/2009                                               91,219                    91,504
4.50%, 12/ 1/2009                                               26,417                    25,893
4.50%, 3/ 1/2010                                               225,871                   220,628
4.00%, 5/ 1/2010                                               511,260                   494,618
4.50%, 5/ 1/2010                                                84,704                    82,821
4.00%, 6/ 1/2010                                               263,847                   255,258
4.00%, 7/ 1/2010                                               320,767                   310,326
4.00%, 8/ 1/2010                                               191,337                   185,109
4.50%, 8/ 1/2011                                               397,980                   387,720
4.50%, 9/ 1/2011                                               162,586                   158,395
8.50%, 5/ 1/2022                                                41,732                    44,380
9.00%, 2/ 1/2025                                                 6,764                     7,293
8.00%, 5/ 1/2027                                                 9,564                    10,125
6.00%, 7/ 1/2028                                                82,619                    83,351
7.50%, 10/ 1/2029                                               21,452                    22,372
4.62%, 12/ 1/2032 (a)                                          910,486                   913,121
4.29%, 7/ 1/2034                                               458,269                   459,440
4.36%, 7/ 1/2034 (a)                                           803,585                   792,975
4.31%, 8/ 1/2034 (a)                                           454,641                   448,076
4.43%, 9/ 1/2034 (a)                                           674,812                   663,642
4.46%, 1/ 1/2035 (a)                                           311,472                   317,277
4.50%, 1/ 1/2035 (a)                                           667,966                   658,135
5.04%, 2/ 1/2035 (a)                                           411,449                   417,602
4.56%, 4/ 1/2035 (a)                                           844,700                   834,745
5.55%, 6/ 1/2035 (a)                                           463,644                   472,506
5.00%, 10/ 1/2035                                            1,856,241                 1,854,808
4.70%, 2/ 1/2037 (a)                                         1,513,092                 1,523,217
                                                                            ---------------------
                                                                                      11,895,758
                                                                            ---------------------
U.S. Treasury (14.03%)
4.25%, 10/31/2007 (d)                                       13,375,000                13,292,971
4.13%, 8/15/2008 (d)                                         5,000,000                 4,940,040
4.88%, 8/31/2008 (d)                                         3,000,000                 2,994,258
3.88%, 5/15/2010 (d)                                         1,150,000                 1,117,027
4.50%, 11/15/2010                                              500,000                   494,472
4.50%, 11/30/2011                                            1,750,000                 1,725,801
4.88%, 2/15/2012 (d)                                         3,625,000                 3,638,311
4.38%, 8/15/2012 (d)                                         2,850,000                 2,793,445
4.50%, 2/15/2016 (d)                                         1,900,000                 1,855,320
                                                                            ---------------------
                                                                                      32,851,645
                                                                            ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                    $            51,294,267
                                                                             ---------------------
SHORT TERM INVESTMENTS (1.47%)
Commercial Paper (1.47%)
Investment in Joint Trading Account;
General Electric Capital
5.26%, 2/ 1/2007                                             3,453,782                 3,453,782
                                                                            ---------------------
TOTAL SHORT TERM INVESTMENTS                                             $             3,453,782
                                                                            ---------------------

MONEY MARKET FUNDS (1.86%)
Money Center Banks (1.86%)
BNY Institutional Cash Reserve Fund (b)                      4,345,000                 4,345,000
                                                                            ---------------------
TOTAL MONEY MARKET FUNDS                                                 $             4,345,000
                                                                            ---------------------
Total Investments                                                        $           264,698,168
Liabilities in Excess of Other Assets, Net - (13.03)%                               (30,520,850)
                                                                            ---------------------
TOTAL NET ASSETS - 100.00%                                               $           234,177,318
                                                                            =====================
                                                                            ---------------------

                                                                            =====================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $23,516,638 or 10.04% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,670,215 or 1.57% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $59,759 or 0.03% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $               353,142
Unrealized Depreciation                                     (2,692,560)
                                                   ---------------------
Net Unrealized Appreciation (Depreciation)                  (2,339,418)
Cost for federal income tax purposes                        267,037,586


                     SCHEDULE OF STRADDLE OPTION AGREEMENTS

                                                                Exercise    Expiration      Notional
                           Description          Counterparty      Price*        Date          Amount        Premium      Value
Call & Put - OTC 10 Year Interest Rate Swap  Morgan Stanley                    July-08
                                                                     $0.00                4,500,000.00    190,800       2,116

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                       Unrealized
                                                                                Notional             Appreciation/
Description                                                                      Amount              (Depreciation)
--------------------------------------------------------------------------- ----------------- --- ---------------------
Receive a monthly return equal to the Lehman
ERISA Eligible CMBS Index and pay monthly a floating rate based on          <
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires April 2007.   $    3,200,000   $              (24,774)


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR less 5 basis points with Wachovia Bank.  Expires May 2007.           3,000,000                  (23,355)



                          SCHEDULE OF FUTURES CONTRACTS
                                                        Current     Unrealized
                              Number of  Original        Market   Appreciation/
Type                          Contracts   Value          Value    (Depreciation)
--------------------------------------------------------------- ------------
Sell:
U.S. 10 Year Note; March 2007     29       $3,107,533  $3,095,750      $11,783

Portfolio Summary (unaudited)
--------------------------------------------------------------------------
Sector                                                            Percent
--------------------------------------------------------------------------
Mortgage Securities                                                47.47%
Financial                                                          15.80%
Asset Backed Securities                                            15.55%
Government                                                         14.38%
Communications                                                      4.29%
Utilities                                                           3.73%
Consumer, Non-cyclical                                              2.98%
Energy                                                              2.93%
Consumer, Cyclical                                                  2.65%
Industrial                                                          1.87%
Technology                                                          0.76%
Basic Materials                                                     0.62%
Liabilities in Excess of Other Assets, Net                      (-13.03%)
                                                      --------------------
TOTAL NET ASSETS                                                  100.00%
                                                      ====================

Other Assets Summary (unaudited)
--------------------------------------------------------------------------
Asset Type                                                        Percent
--------------------------------------------------------------------------
Futures                                                             1.32%
Straddle Options                                                    0.00%
Total Return Swaps                                                  0.02%


Schedule of Investments
January 31, 2007 (unaudited)
Short-Term Income Fund
                                                                        Principal
                                                                          Amount                  Value
                                                                     ----------------- --- ---------------------
BONDS (82.53%)
Aerospace & Defense Equipment (0.85%)
United Technologies Corp
4.38%, 5/ 1/2010                                                  $         2,000,000   $             1,947,888
                                                                                           ---------------------

Asset Backed Securities (0.81%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011                                                            1,928,249                 1,868,718
                                                                                           ---------------------

Automobile Sequential (2.04%)
WFS Financial Owner Trust
3.93%, 2/17/2012                                                            4,750,000                 4,687,881
                                                                                           ---------------------

Casino Hotels (2.14%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                            5,000,000                 4,914,940
                                                                                           ---------------------

Commercial Services (1.52%)
PHH Corp
6.00%, 3/ 1/2008                                                            3,500,000                 3,498,051
                                                                                           ---------------------

Commercial Services - Finance (2.13%)
Western Union Co/The
5.40%, 11/17/2011 (a)                                                       5,000,000                 4,912,935
                                                                                           ---------------------

Cruise Lines (2.47%)
Carnival Corp
3.75%, 11/15/2007                                                           5,750,000                 5,676,412
                                                                                           ---------------------

Diversified Financial Services (2.18%)
General Electric Capital Corp
5.72%, 8/22/2011                                                            5,000,000                 5,013,570
                                                                                           ---------------------

Electric - Integrated (3.64%)
Constellation Energy Group Inc
6.35%, 4/ 1/2007                                                            4,000,000                 4,004,004
Pacific Gas & Electric Co
3.60%, 3/ 1/2009                                                            1,650,000                 1,594,676
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                            2,750,000                 2,776,507
                                                                                           ---------------------
                                                                                                      8,375,187
                                                                                           ---------------------
Finance (0.05%)
Green Tree Financial Corp
7.70%, 9/15/2026                                                              120,478                   109,714
                                                                                           ---------------------

Finance - Commercial (0.65%)
CIT Group Inc
7.38%, 4/ 2/2007                                                            1,500,000                 1,504,621
                                                                                           ---------------------

Finance - Consumer Loans (2.35%)
HSBC Finance Corp
7.88%, 3/ 1/2007                                                            1,500,000                 1,502,654

Finance - Consumer Loans
SLM Corp
4.00%, 1/15/2009                                                            4,000,000                 3,901,832
                                                                                           ---------------------
                                                                                                      5,404,486
                                                                                           ---------------------
Finance - Investment Banker & Broker (2.38%)
Goldman Sachs Group Inc
4.13%, 1/15/2008                                                            2,500,000                 2,471,910
JPMorgan Chase & Co
5.35%, 3/ 1/2007                                                            3,000,000                 2,999,736
                                                                                           ---------------------
                                                                                                      5,471,646
                                                                                           ---------------------
Finance - Mortgage Loan/Banker (18.03%)
Countrywide Home Loans Inc
5.50%, 2/ 1/2007                                                            3,750,000                 3,750,000
Fannie Mae
4.25%, 7/15/2007                                                            4,000,000                 3,981,652
4.00%, 9/ 2/2008                                                            5,000,000                 4,904,300
5.80%, 7/16/2013                                                            3,000,000                 2,984,499
5.00%, 11/25/2035                                                           4,044,227                 3,990,980
Federal Home Loan Bank System
5.27%, 12/28/2012 (b)                                                       4,266,252                 4,232,089
Freddie Mac
4.13%, 7/12/2010                                                            1,000,000                   970,360
5.25%, 7/18/2011                                                            5,000,000                 5,028,585
4.25%, 6/15/2027                                                            1,531,993                 1,517,602
4.50%, 5/15/2030                                                            5,000,000                 4,845,397
6.00%, 6/15/2030                                                            2,019,600                 2,021,635
4.50%, 5/15/2032                                                            1,473,962                 1,436,298
Government National Mortgage Association
4.50%, 8/20/2032                                                            1,902,680                 1,833,073
                                                                                           ---------------------
                                                                                                     41,496,470
                                                                                           ---------------------
Finance - Other Services (2.28%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)                                                       5,000,000                 5,240,800
                                                                                           ---------------------

Gas - Distribution (0.71%)
Sempra Energy
4.75%, 5/15/2009                                                            1,650,000                 1,627,205
                                                                                           ---------------------

Investment Management & Advisory Services (0.85%)
Nuveen Investments Inc
5.00%, 9/15/2010                                                            2,000,000                 1,960,822
                                                                                           ---------------------

Medical - Biomedical/Gene (2.31%)
Amgen Inc
4.00%, 11/18/2009                                                           5,500,000                 5,321,894
                                                                                           ---------------------

Medical - Wholesale Drug Distribution (1.75%)
Cardinal Health Inc
6.25%, 7/15/2008                                                            4,000,000                 4,034,392
                                                                                           ---------------------

Mortgage Backed Securities (7.55%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                            4,000,000                 3,928,401
Cendant Mortgage Corp
5.50%, 4/25/2020 (a)(b)                                                     3,729,547                 3,707,257
Chase Mortgage Finance Corp
5.50%, 5/25/2035                                                            4,118,029                 4,105,118

Mortgage Backed Securities
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033                                                           2,040,240                 2,058,435
GMAC Commercial Mortgage Securities Inc
7.15%, 12/15/2016 (a)                                                         497,036                   499,998
GSR Mortgage Loan Trust
6.00%, 2/25/2035                                                            3,069,586                 3,074,503
                                                                                           ---------------------
                                                                                                     17,373,712
                                                                                           ---------------------
Multimedia (3.45%)
COX Enterprises Inc
4.38%, 5/ 1/2008 (a)                                                        4,000,000                 3,927,764
Time Warner Inc
6.15%, 5/ 1/2007                                                            4,000,000                 4,005,164
                                                                                           ---------------------
                                                                                                      7,932,928
                                                                                           ---------------------
Networking Products (1.84%)
Cisco Systems Inc
5.25%, 2/22/2011                                                            4,250,000                 4,246,812
                                                                                           ---------------------

Property & Casualty Insurance (1.91%)
Fidelity National Financial Inc
7.30%, 8/15/2011                                                            4,250,000                 4,391,627
                                                                                           ---------------------

Real Estate Magagement & Services (1.66%)
EOP Operating LP
7.75%, 11/15/2007                                                           3,750,000                 3,817,804
                                                                                           ---------------------

Real Estate Operator & Developer (1.75%)
Duke Realty LP
7.38%, 8/ 1/2007                                                            4,000,000                 4,030,444
                                                                                           ---------------------

Reinsurance (2.52%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008                                                           6,000,000                 5,811,402
                                                                                           ---------------------

REITS - Shopping Centers (1.86%)
Developers Diversified Realty Corp
6.63%, 1/15/2008                                                            4,250,000                 4,289,338
                                                                                           ---------------------

REITS - Single Tenant (1.67%)
CPG Partners LP
3.50%, 3/15/2009                                                            4,000,000                 3,846,072
                                                                                           ---------------------

Retail - Drug Store (0.63%)
CVS Corp
4.00%, 9/15/2009                                                            1,500,000                 1,446,936
                                                                                           ---------------------

Telecommunication Services (2.16%)
TELUS Corp
7.50%, 6/ 1/2007                                                            1,500,000                 1,508,187
Verizon Global Funding Corp
4.00%, 1/15/2008                                                            3,500,000                 3,455,091
                                                                                           ---------------------
                                                                                                      4,963,278
                                                                                           ---------------------
Telephone - Integrated (1.40%)
Royal KPN NV
8.00%, 10/ 1/2010                                                           3,000,000                 3,222,618
                                                                                           ---------------------


Television (1.33%)
Univision Communications Inc
7.85%, 7/15/2011                                                            3,000,000                 3,056,250
                                                                                           ---------------------

Textile - Home Furnishings (2.14%)
Mohawk Industries Inc
7.20%, 4/15/2012                                                            4,750,000                 4,915,932
                                                                                           ---------------------

Trucking & Leasing (1.52%)
Rollins Truck Leasing Corp
8.38%, 2/15/2007                                                            3,500,000                 3,502,884
                                                                                           ---------------------
TOTAL BONDS                                                                             $           189,915,669
                                                                                           ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (7.99%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.45%)
9.50%, 8/ 1/2016                                                               14,533                    15,538
6.00%, 4/ 1/2017                                                              321,553                   325,587
6.00%, 5/ 1/2017                                                              626,837                   634,684
7.06%, 11/ 1/2021                                                              56,002                    57,042
                                                                                           ---------------------
                                                                                                      1,032,851
                                                                                           ---------------------
Federal National Mortgage Association (FNMA) (0.66%)
6.50%, 1/ 1/2012                                                              226,358                   231,157
6.50%, 1/ 1/2014                                                              202,002                   206,501
8.50%, 11/ 1/2017                                                              29,132                    30,763
5.85%, 1/ 1/2019                                                               23,641                    23,537
5.61%, 4/ 1/2019                                                                9,071                     9,145
7.13%, 11/ 1/2021                                                              18,201                    18,476
10.00%, 5/ 1/2022                                                              17,249                    18,870
7.29%, 11/ 1/2022                                                               3,801                     3,840
4.66%, 11/ 1/2032                                                             920,489                   931,573
5.73%, 11/ 1/2035                                                              41,792                    42,119
                                                                                           ---------------------
                                                                                                      1,515,981
                                                                                           ---------------------
Government National Mortgage Association (GNMA) (0.10%)
11.00%, 2/15/2010                                                              10,501                    11,257
8.00%, 3/15/2012                                                                4,793                     5,000
11.00%, 10/15/2015                                                             24,986                    27,555
11.00%, 11/15/2015                                                             61,633                    67,967
10.00%, 1/15/2019                                                              88,454                    97,488
10.00%, 2/15/2019                                                               1,334                     1,470
11.00%, 8/15/2020                                                              10,035                    11,154
9.00%, 4/20/2025                                                                5,565                     5,994
                                                                                           ---------------------
                                                                                                        227,885
                                                                                           ---------------------
U.S. Treasury (6.78%)
3.25%, 8/15/2008 (c)                                                        5,000,000                 4,875,195
2.63%, 3/15/2009                                                            6,000,000                 5,727,888
4.88%, 5/15/2009                                                            5,000,000                 4,996,485
                                                                                           ---------------------
                                                                                                     15,599,568
                                                                                           ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                   $            18,376,285
                                                                                           ---------------------
SHORT TERM INVESTMENTS (8.71%)
Commercial Paper (8.71%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (d)                                                       20,038,804                20,038,804
                                                                                           ---------------------
TOTAL SHORT TERM INVESTMENTS                                                            $            20,038,804
                                                                                           ---------------------
Total Investments                                                                       $           228,330,758
Other Assets in Excess of Liabilities, Net - 0.77%                                                    1,771,491
                                                                                           ---------------------
TOTAL NET ASSETS - 100.00%                                                              $           230,102,249
                                                                                           =====================
                                                                                           ---------------------

                                                                                           =====================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $18,288,754 or 7.95% of net assets.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,939,346 or 3.45% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $170,632 or 0.07% of net assets.

(d) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $               285,552
Unrealized Depreciation                                       (3,257,617)
                                                     ---------------------
Net Unrealized Appreciation (Depreciation)                    (2,972,065)
Cost for federal income tax purposes                          231,302,823


                                           SCHEDULE OF FUTURES CONTRACTS
                                                                              Current      Unrealized
                                              Number of      Original          Market    Appreciation/
Type                                          Contracts       Value            Value     (Depreciation)
----------------------------------------------------------------------- ---------- -------------
Sell:
U.S. 5 Year Note; March 2007                     100       $10,595,394      $10,453,125      $142,269

Portfolio Summary (unaudited)
---------------------------------------------- -----------------
Sector                                                  Percent
---------------------------------------------- -----------------
Mortgage Securities                                      26.10%
Financial                                                23.70%
Government                                               14.54%
Communications                                           10.18%
Consumer, Non-cyclical                                    7.72%
Consumer, Cyclical                                        7.37%
Utilities                                                 4.35%
Asset Backed Securities                                   2.90%
Industrial                                                2.37%
Other Assets in Excess of Liabilities, Net                0.77%
                                                 ---------------
TOTAL NET ASSETS                                        100.00%
                                                 ===============

Other Assets Summary (unaudited)
---------------------------------------------- -----------------
Asset Type                                              Percent
---------------------------------------------- -----------------
Futures                                                   4.54%


Schedule of Investments
January 31, 2007 (unaudited)
SmallCap Blend Fund
                                                                   Shares
                                                                    Held                   Value
                                                              ----------------- --- ---------------------
COMMON STOCKS (93.92%)
Advertising Services (0.35%)
inVentiv Health Inc (a)(b)                                              35,356   $             1,240,642
                                                                                    ---------------------

Aerospace & Defense (0.74%)
Esterline Technologies Corp (b)                                         15,930                   636,722
Teledyne Technologies Inc (b)                                           50,999                 1,945,612
                                                                                    ---------------------
                                                                                               2,582,334
                                                                                    ---------------------
Aerospace & Defense Equipment (0.62%)
BE Aerospace Inc (b)                                                    72,880                 2,170,366
                                                                                    ---------------------

Airlines (0.39%)
Alaska Air Group Inc (b)                                                31,540                 1,351,489
                                                                                    ---------------------

Apparel Manufacturers (2.28%)
Guess ? Inc                                                             48,589                 3,503,753
Oxford Industries Inc                                                   28,815                 1,377,069
Phillips-Van Heusen                                                     56,490                 3,115,423
                                                                                    ---------------------
                                                                                               7,996,245
                                                                                    ---------------------
Applications Software (0.60%)
Nuance Communications Inc (a)(b)                                        77,876                   897,132
Verint Systems Inc (b)                                                  36,768                 1,215,182
                                                                                    ---------------------
                                                                                               2,112,314
                                                                                    ---------------------
Auto/Truck Parts & Equipment - Original (0.26%)
Tenneco Inc (a)(b)                                                      38,569                   896,729
                                                                                    ---------------------

Auto/Truck Parts & Equipment - Replacement (0.15%)
Aftermarket Technology Corp (b)                                         23,915                   515,607
                                                                                    ---------------------

Building - Mobile Home & Manufactured Housing (0.29%)
Williams Scotsman International Inc (a)(b)                              50,505                 1,021,211
                                                                                    ---------------------

Building & Construction Products - Miscellaneous (0.93%)
Interline Brands Inc (b)                                                55,080                 1,251,969
NCI Building Systems Inc (a)(b)                                         35,610                 2,026,921
                                                                                    ---------------------
                                                                                               3,278,890
                                                                                    ---------------------
Building Products - Cement & Aggregate (0.52%)
Texas Industries Inc                                                    24,736                 1,816,117
                                                                                    ---------------------

Building Products - Light Fixtures (0.60%)
Genlyte Group Inc (b)                                                   27,824                 2,108,224
                                                                                    ---------------------

Cellular Telecommunications (0.23%)
Syniverse Holdings Inc (b)                                              55,970                   821,640
                                                                                    ---------------------

Chemicals - Diversified (0.43%)
FMC Corp                                                                19,587                 1,524,848
                                                                                    ---------------------

Chemicals - Specialty (0.50%)
Arch Chemicals Inc                                                      52,301                 1,764,113
                                                                                    ---------------------

Circuit Boards (0.32%)
Park Electrochemical Corp                                               42,293                 1,128,800
                                                                                    ---------------------

Collectibles (0.40%)
RC2 Corp (b)                                                            35,830                 1,415,643
                                                                                    ---------------------

Commercial Banks (7.54%)
Alabama National Bancorporation (a)                                     25,110                 1,765,735
Bancfirst Corp                                                           8,562                   416,713
Bank of Hawaii Corp (a)                                                 44,093                 2,308,269
Banner Corp (a)                                                          9,860                   422,402
BOK Financial Corp                                                       3,364                   178,864
Capital Corp of the West (a)                                            10,213                   315,582
Central Pacific Financial Corp (a)                                      44,508                 1,739,373
City Bank/Lynnwood WA                                                   13,579                   461,686
City Holding Co                                                         18,664                   748,426
Columbia Banking System Inc                                              9,780                   333,596
Community Bancorp/NV (b)                                                10,619                   355,418
Cullen/Frost Bankers Inc                                                34,222                 1,831,904
East West Bancorp Inc                                                   60,192                 2,311,373
First Community Bancorp Inc/CA                                          38,300                 2,041,390
First State Bancorporation/NM                                           15,621                   361,157
Greene County Bancshares Inc                                             6,786                   249,114
Heartland Financial USA Inc (a)                                          6,734                   192,525
Heritage Commerce Corp                                                  11,833                   308,250
IBERIABANK Corp                                                          6,538                   376,916
Intervest Bancshares Corp (b)                                            6,789                   206,046
ITLA Capital Corp                                                        6,174                   375,070
Pinnacle Financial Partners Inc (a)(b)                                  13,171                   419,101
Placer Sierra Bancshares                                                13,381                   367,844
Preferred Bank/Los Angeles CA                                           18,308                 1,196,977
Prosperity Bancshares Inc (a)                                           39,301                 1,375,535
Security Bank Corp/GA                                                   16,210                   355,485
Southwest Bancorp Inc/Stillwater OK                                     13,699                   364,941
Sterling Bancshares Inc/TX                                              40,860                   492,363
Sterling Financial Corp/WA                                              45,246                 1,500,810
Trustmark Corp (a)                                                      20,400                   600,984
Vineyard National Bancorp - Warrants (b)(c)(d)(e)                        2,369                         -
Vineyard National Bancorp (a)                                           56,000                 1,392,720
Virginia Commerce Bancorp (a)(b)                                        14,702                   319,768
West Coast Bancorp/OR (a)                                               11,510                   384,319
Wilshire Bancorp Inc                                                    20,400                   372,300
                                                                                    ---------------------
                                                                                              26,442,956
                                                                                    ---------------------
Commercial Services (0.22%)
Steiner Leisure Ltd (b)                                                 16,740                   782,762
                                                                                    ---------------------

Commercial Services - Finance (0.80%)
Wright Express Corp (a)(b)                                              91,485                 2,824,142
                                                                                    ---------------------

Communications Software (0.14%)
Inter-Tel Inc                                                           21,260                   481,114
                                                                                    ---------------------

Computer Aided Design (1.34%)
Ansys Inc (b)                                                           46,916                 2,340,639
Aspen Technology Inc (a)(b)                                             52,656                   539,724
MSC.Software Corp (b)                                                   26,850                   421,545
Parametric Technology Corp (b)                                          70,209                 1,391,543
                                                                                    ---------------------
                                                                                               4,693,451
                                                                                    ---------------------

Computer Graphics (0.62%)
Trident Microsystems Inc (a)(b)                                        105,010                 2,191,559
                                                                                    ---------------------

Computer Services (0.41%)
SI International Inc (a)(b)                                             21,050                   607,293
SYKES Enterprises Inc (a)(b)                                            57,382                   838,351
                                                                                    ---------------------
                                                                                               1,445,644
                                                                                    ---------------------
Computers - Memory Devices (0.71%)
Imation Corp                                                            37,140                 1,615,962
Komag Inc (a)(b)                                                        25,628                   874,427
                                                                                    ---------------------
                                                                                               2,490,389
                                                                                    ---------------------
Consulting Services (0.64%)
FTI Consulting Inc (a)(b)                                               67,960                 1,862,783
Huron Consulting Group Inc (b)                                           7,382                   382,757
                                                                                    ---------------------
                                                                                               2,245,540
                                                                                    ---------------------
Consumer Products - Miscellaneous (0.68%)
Central Garden and Pet Co (b)                                           45,100                 2,020,029
Prestige Brands Holdings Inc (a)(b)                                     28,820                   366,302
                                                                                    ---------------------
                                                                                               2,386,331
                                                                                    ---------------------
Dental Supplies & Equipment (0.18%)
Sirona Dental Systems Inc (a)                                           14,450                   618,749
                                                                                    ---------------------

Diagnostic Equipment (0.89%)
Immucor Inc (b)                                                         85,253                 2,688,880
Neurometrix Inc (a)                                                     32,020                   425,866
                                                                                    ---------------------
                                                                                               3,114,746
                                                                                    ---------------------
Diagnostic Kits (0.43%)
Meridian Bioscience Inc                                                 50,740                 1,504,441
                                                                                    ---------------------

Direct Marketing (0.62%)
Harte-Hanks Inc                                                         80,030                 2,169,613
                                                                                    ---------------------

Distribution & Wholesale (1.84%)
Central European Distribution Corp (a)(b)                               49,660                 1,464,473
Directed Electronics Inc (b)                                            25,110                   251,100
United Stationers Inc (b)                                               36,085                 1,838,892
Watsco Inc (a)                                                          20,190                 1,030,094
WESCO International Inc (b)                                             30,856                 1,873,576
                                                                                    ---------------------
                                                                                               6,458,135
                                                                                    ---------------------
E-Commerce - Products (0.42%)
Nutri/System Inc (a)(b)                                                 21,425                   943,771
Shutterfly Inc (b)                                                      38,970                   521,419
                                                                                    ---------------------
                                                                                               1,465,190
                                                                                    ---------------------
Educational Software (0.40%)
Blackboard Inc (a)(b)                                                   47,502                 1,387,058
                                                                                    ---------------------

Electric - Integrated (1.79%)
Allete Inc                                                              59,100                 2,842,119
OGE Energy Corp (a)                                                     44,414                 1,719,710
PNM Resources Inc                                                       55,859                 1,702,582
                                                                                    ---------------------
                                                                                               6,264,411
                                                                                    ---------------------
Electronic Components - Semiconductors (1.40%)
Diodes Inc (a)(b)                                                       27,409                 1,005,088
Microsemi Corp (b)                                                      35,357                   643,498
ON Semiconductor Corp (a)(b)                                           293,634                 2,454,780
Silicon Image Inc (a)(b)                                                29,200                   353,028

Electronic Components - Semiconductors
Zoran Corp (a)(b)                                                       33,470                   467,576
                                                                                    ---------------------
                                                                                               4,923,970
                                                                                    ---------------------
Electronic Design Automation (0.14%)
Ansoft Corp (b)                                                         17,552                   490,403
                                                                                    ---------------------

Electronic Measurement Instruments (0.75%)
Itron Inc (a)(b)                                                        23,601                 1,360,362
Tektronix Inc                                                           30,543                   863,451
Zygo Corp (b)                                                           26,710                   409,998
                                                                                    ---------------------
                                                                                               2,633,811
                                                                                    ---------------------
E-Marketing & Information (0.64%)
aQuantive Inc (a)(b)                                                    83,402                 2,235,174
                                                                                    ---------------------

Enterprise Software & Services (1.58%)
Hyperion Solutions Corp (b)                                             48,066                 2,029,346
Informatica Corp (a)(b)                                                162,100                 2,035,976
Lawson Software Inc (a)(b)                                              84,683                   635,969
Packeteer Inc (b)                                                       64,069                   858,525
                                                                                    ---------------------
                                                                                               5,559,816
                                                                                    ---------------------
E-Services - Consulting (0.56%)
Digital Insight Corp (b)                                                50,757                 1,973,940
                                                                                    ---------------------

Finance - Investment Banker & Broker (1.10%)
Greenhill & Co Inc (a)                                                  22,121                 1,657,527
Investment Technology Group Inc (b)                                     23,479                 1,023,684
KBW Inc (a)(b)                                                             807                    23,524
optionsXpress Holdings Inc                                              48,640                 1,155,200
                                                                                    ---------------------
                                                                                               3,859,935
                                                                                    ---------------------
Finance - Leasing Company (0.49%)
Financial Federal Corp (a)                                              42,890                 1,226,654
Marlin Business Services Corp (a)(b)                                    20,870                   488,984
                                                                                    ---------------------
                                                                                               1,715,638
                                                                                    ---------------------
Financial Guarantee Insurance (0.36%)
Triad Guaranty Inc (a)(b)                                               24,687                 1,271,380
                                                                                    ---------------------

Food - Miscellaneous/Diversified (0.63%)
Ralcorp Holdings Inc (a)(b)                                             39,950                 2,210,833
                                                                                    ---------------------

Footwear & Related Apparel (1.11%)
Steven Madden Ltd                                                       52,760                 1,568,027
Wolverine World Wide Inc                                                75,840                 2,333,597
                                                                                    ---------------------
                                                                                               3,901,624
                                                                                    ---------------------
Gambling (Non-Hotel) (0.64%)
Pinnacle Entertainment Inc (b)                                          65,200                 2,251,356
                                                                                    ---------------------

Gas - Distribution (0.61%)
Energen Corp                                                            46,253                 2,140,589
                                                                                    ---------------------

Human Resources (0.83%)
AMN Healthcare Services Inc (b)                                         32,951                   852,772
Kforce Inc (b)                                                          28,240                   402,702
Korn/Ferry International (a)(b)                                         69,308                 1,655,075
                                                                                    ---------------------
                                                                                               2,910,549

                                                                                    ---------------------

Independent Power Producer (0.13%)
Ormat Technologies Inc (a)                                              11,590                   454,212
                                                                                    ---------------------

Instruments - Controls (0.58%)
Mettler Toledo International Inc (b)                                    24,558                 2,033,402
                                                                                    ---------------------

Internet Application Software (0.77%)
DealerTrack Holdings Inc (a)(b)                                         14,760                   409,147
WebEx Communications Inc (a)(b)                                         61,720                 2,288,578
                                                                                    ---------------------
                                                                                               2,697,725
                                                                                    ---------------------
Investment Companies (0.48%)
Ares Capital Corp (a)                                                   84,941                 1,685,229
                                                                                    ---------------------

Lasers - Systems & Components (0.70%)
Cymer Inc (a)(b)                                                        47,600                 2,010,148
Excel Technology Inc (b)                                                16,360                   450,554
                                                                                    ---------------------
                                                                                               2,460,702

                                                                                    ---------------------
Leisure & Recreation Products (0.14%)
K2 Inc (b)                                                              40,660                   491,173
                                                                                    ---------------------

Life & Health Insurance (0.59%)
Delphi Financial Group                                                  52,564                 2,073,124
                                                                                    ---------------------

Machinery - Construction & Mining (0.74%)
Astec Industries Inc (a)(b)                                             33,550                 1,208,135
Bucyrus International Inc (a)                                           29,850                 1,385,339
                                                                                    ---------------------
                                                                                               2,593,474
                                                                                    ---------------------
Machinery - General Industry (1.45%)
Gardner Denver Inc (b)                                                  58,314                 2,248,005
Manitowoc Co Inc/The                                                    33,260                 1,724,864
Middleby Corp (b)                                                        9,970                 1,114,446
                                                                                    ---------------------
                                                                                               5,087,315
                                                                                    ---------------------
Machinery Tools & Related Products (0.48%)
Kennametal Inc                                                          27,070                 1,672,926
                                                                                    ---------------------

Medical - Biomedical/Gene (1.63%)
Applera Corp - Celera Group (b)                                         43,290                   686,579
Bio-Rad Laboratories Inc (b)                                            21,440                 1,844,698
Exelixis Inc (a)(b)                                                     62,810                   615,538
Incyte Corp (a)(b)                                                      82,070                   609,780
Lexicon Genetics Inc (b)                                                79,445                   301,891
Myriad Genetics Inc (a)(b)                                              34,769                 1,242,644
SuperGen Inc (a)(b)                                                     79,380                   408,807
                                                                                    ---------------------
                                                                                               5,709,937
                                                                                    ---------------------
Medical - Drugs (1.65%)
Adams Respiratory Therapeutics Inc (a)(b)                               43,480                 1,950,078
Cubist Pharmaceuticals Inc (a)(b)                                       26,206                   482,190
New River Pharmaceuticals Inc (a)(b)                                    18,570                 1,038,063
Viropharma Inc (a)(b)                                                   99,970                 1,702,489
Zymogenetics Inc (a)(b)                                                 37,800                   602,910
                                                                                    ---------------------
                                                                                               5,775,730
                                                                                    ---------------------
Medical - HMO (0.86%)
Centene Corp (a)(b)                                                     58,479                 1,457,297
Sierra Health Services Inc (a)(b)                                       39,073                 1,570,734
                                                                                    ---------------------
                                                                                               3,028,031
                                                                                    ---------------------

Medical - Outpatient & Home Medical Care (0.36%)
Amedisys Inc (a)(b)                                                     39,497                 1,276,532
                                                                                    ---------------------

Medical Imaging Systems (0.20%)
IRIS International Inc (a)(b)                                           59,440                   685,938
                                                                                    ---------------------

Medical Instruments (0.48%)
Kyphon Inc (a)(b)                                                       35,707                 1,670,731
                                                                                    ---------------------

Medical Laboratory & Testing Service (0.43%)
Icon Plc ADR (b)                                                        40,800                 1,521,840
                                                                                    ---------------------

Medical Laser Systems (0.82%)
LCA-Vision Inc (a)                                                      26,680                 1,033,050
Palomar Medical Technologies Inc (a)(b)                                 37,342                 1,858,138
                                                                                    ---------------------
                                                                                               2,891,188
                                                                                    ---------------------
Medical Products (0.48%)
Haemonetics Corp/Mass (b)                                               17,542                   846,226
Syneron Medical Ltd (a)(b)                                              34,368                   845,453
                                                                                    ---------------------
                                                                                               1,691,679
                                                                                    ---------------------
Metal Processors & Fabrication (1.53%)
Commercial Metals Co                                                    56,026                 1,518,865
Dynamic Materials Corp                                                  64,181                 1,895,906
Ladish Co Inc (a)(b)                                                    48,414                 1,970,450
                                                                                    ---------------------
                                                                                               5,385,221
                                                                                    ---------------------
Motion Pictures & Services (0.38%)
Lions Gate Entertainment Corp (a)(b)                                   121,246                 1,317,944
                                                                                    ---------------------

Multi-Line Insurance (0.09%)
Horace Mann Educators Corp                                              16,003                   317,339
                                                                                    ---------------------

Multimedia (0.33%)
Journal Communications Inc                                              85,099                 1,146,284
                                                                                    ---------------------

Networking Products (1.29%)
Anixter International Inc (a)(b)                                        23,432                 1,295,087
Polycom Inc (a)(b)                                                      96,400                 3,240,968
                                                                                    ---------------------
                                                                                               4,536,055
                                                                                    ---------------------
Non-Ferrous Metals (0.80%)
Brush Engineered Materials Inc (a)(b)                                    8,354                   276,434
RTI International Metals Inc (b)                                        30,770                 2,515,447
                                                                                    ---------------------
                                                                                               2,791,881
                                                                                    ---------------------
Office Supplies & Forms (0.09%)
Ennis Inc                                                               13,111                   330,266
                                                                                    ---------------------

Oil - Field Services (1.92%)
Global Industries Ltd (b)                                              114,290                 1,539,486
Helix Energy Solutions Group Inc (b)                                    33,580                 1,080,269
Oceaneering International Inc (b)                                       51,400                 2,028,758
Superior Energy Services (b)                                            69,094                 2,094,936
                                                                                    ---------------------
                                                                                               6,743,449
                                                                                    ---------------------
Oil Company - Exploration & Production (1.44%)
Penn Virginia Corp (a)                                                  26,385                 1,933,493
St Mary Land & Exploration Co (a)                                       46,147                 1,660,830
W&T Offshore Inc (a)                                                    48,019                 1,475,144
                                                                                    ---------------------
                                                                                               5,069,467
                                                                                    ---------------------

                                                                                    ---------------------
Oil Field Machinery & Equipment (0.70%)
Dril-Quip Inc (b)                                                       65,723                 2,444,896
                                                                                    ---------------------

Oil Refining & Marketing (0.45%)
Holly Corp                                                              29,868                 1,573,745
                                                                                    ---------------------

Paper & Related Products (0.13%)
Rock-Tenn Co                                                            14,270                   466,914
                                                                                    ---------------------

Physician Practice Management (0.38%)
Pediatrix Medical Group Inc (b)                                         25,670                 1,348,702
                                                                                    ---------------------

Power Converter & Supply Equipment (0.43%)
Advanced Energy Industries Inc (b)                                      87,294                 1,512,805
                                                                                    ---------------------

Printing - Commercial (0.55%)
Consolidated Graphics Inc (a)(b)                                        30,851                 1,912,762
                                                                                    ---------------------

Private Corrections (0.45%)
Geo Group Inc/The (b)                                                   36,243                 1,588,168
                                                                                    ---------------------

Property & Casualty Insurance (2.10%)
Argonaut Group Inc (b)                                                  30,590                 1,025,989
CNA Surety Corp (b)                                                     22,240                   472,600
Employers Holdings Inc (b)                                               1,875                    37,444
Fpic Insurance Group Inc (a)(b)                                         13,079                   574,037
Navigators Group Inc (a)(b)                                              9,410                   449,704
Safety Insurance Group Inc (a)                                          28,769                 1,405,078
Selective Insurance Group (a)                                           20,708                 1,065,427
United America Indemnity Ltd (b)                                        15,170                   365,900
Zenith National Insurance Corp                                          42,785                 1,955,274
                                                                                    ---------------------
                                                                                               7,351,453
                                                                                    ---------------------
Recreational Centers (0.71%)
Life Time Fitness Inc (a)(b)                                            46,030                 2,494,826
                                                                                    ---------------------

REITS - Diversified (1.06%)
Entertainment Properties Trust (a)                                      38,710                 2,510,731
Washington Real Estate Investment Trust (a)                             28,240                 1,207,260
                                                                                    ---------------------
                                                                                               3,717,991
                                                                                    ---------------------
REITS - Healthcare (0.81%)
Senior Housing Properties Trust                                        109,520                 2,845,330
                                                                                    ---------------------

REITS - Hotels (1.35%)
DiamondRock Hospitality Co (a)                                          69,760                 1,314,976
FelCor Lodging Trust Inc (a)                                            63,660                 1,404,976
Highland Hospitality Corp                                               93,340                 1,482,239
Innkeepers USA Trust (a)                                                33,513                   549,278
                                                                                    ---------------------
                                                                                               4,751,469
                                                                                    ---------------------
REITS - Mortgage (1.41%)
Anthracite Capital Inc (a)                                              25,080                   342,844
Arbor Realty Trust Inc                                                  24,631                   785,975
Deerfield Triarc Capital Corp (a)                                      117,263                 1,958,292
Gramercy Capital Corp/New York (a)                                      51,777                 1,870,703
                                                                                    ---------------------
                                                                                               4,957,814
                                                                                    ---------------------

REITS - Office Property (0.59%)
BioMed Realty Trust Inc                                                 69,672                 2,078,316
                                                                                    ---------------------

REITS - Shopping Centers (0.59%)
Inland Real Estate Corp                                                 36,340                   734,795
Kite Realty Group Trust                                                 19,880                   387,660
Saul Centers Inc                                                        10,460                   564,003
Urstadt Biddle Properties Inc (a)                                       19,810                   384,908
                                                                                    ---------------------
                                                                                               2,071,366
                                                                                    ---------------------
REITS - Single Tenant (0.19%)
Getty Realty Corp (a)                                                   21,338                   664,679
                                                                                    ---------------------

REITS - Storage (0.18%)
Sovran Self Storage Inc                                                 10,287                   617,220
                                                                                    ---------------------

Rental - Auto & Equipment (0.46%)
Dollar Thrifty Automotive Group (a)(b)                                  34,512                 1,626,551
                                                                                    ---------------------

Research & Development (0.44%)
Parexel International Corp (a)(b)                                       47,430                 1,553,332
                                                                                    ---------------------

Resorts & Theme Parks (0.64%)
Vail Resorts Inc (a)(b)                                                 48,305                 2,234,106
                                                                                    ---------------------

Respiratory Products (0.38%)
Respironics Inc (b)                                                     31,606                 1,346,416
                                                                                    ---------------------

Retail - Apparel & Shoe (3.49%)
Aeropostale Inc (a)(b)                                                  25,878                   930,055
Brown Shoe Co Inc                                                       19,880                 1,080,478
Cache Inc. (a)(b)                                                        7,392                   170,090
Charlotte Russe Holding Inc (a)(b)                                      85,780                 2,620,579
Childrens Place Retail Stores Inc/The (a)(b)                            27,630                 1,497,822
Dress Barn Inc (a)(b)                                                   28,470                   639,721
Genesco Inc (a)(b)                                                      40,746                 1,604,985
Men's Wearhouse Inc                                                     54,400                 2,335,936
Shoe Carnival Inc (a)(b)                                                18,658                   593,884
United Retail Group Inc (b)                                             29,030                   379,712
Wet Seal Inc/The (a)(b)                                                 60,064                   388,014
                                                                                    ---------------------
                                                                                              12,241,276
                                                                                    ---------------------
Retail - Automobile (0.18%)
Asbury Automotive Group Inc                                             25,630                   626,910
                                                                                    ---------------------

Retail - Convenience Store (0.60%)
Pantry Inc/The (a)(b)                                                   43,099                 2,103,662
                                                                                    ---------------------

Retail - Restaurants (1.56%)
AFC Enterprises (b)                                                     26,180                   438,777
CKE Restaurants Inc                                                    108,574                 2,146,508
Domino's Pizza Inc (a)                                                  48,577                 1,387,845
Morton's Restaurant Group Inc (a)(b)                                    23,050                   431,265
Ruth's Chris Steak House (a)(b)                                         50,472                 1,084,139
                                                                                    ---------------------
                                                                                               5,488,534
                                                                                    ---------------------
Retail - Sporting Goods (0.57%)
Hibbett Sporting Goods Inc (a)(b)                                       61,726                 1,982,022
                                                                                    ---------------------


Rubber & Plastic Products (0.14%)
Myers Industries Inc                                                    27,832                   479,267
                                                                                    ---------------------

Savings & Loans - Thrifts (1.13%)
First Place Financial Corp/OH (a)                                       14,120                   336,338
FirstFed Financial Corp (a)(b)                                          28,240                 1,947,148
PFF Bancorp Inc                                                         19,043                   644,987
TierOne Corp                                                            10,460                   315,055
Willow Financial Bancorp Inc                                            11,493                   164,810
WSFS Financial Corp                                                      7,846                   544,434
                                                                                    ---------------------
                                                                                               3,952,772
                                                                                    ---------------------
Semiconductor Component - Integrated Circuits (0.87%)
Cirrus Logic Inc (b)                                                   151,160                 1,121,607
Emulex Corp (b)                                                         82,116                 1,457,559
Micrel Inc (b)                                                          45,210                   457,073
                                                                                    ---------------------
                                                                                               3,036,239
                                                                                    ---------------------
Semiconductor Equipment (0.30%)
Entegris Inc (a)(b)                                                     96,990                 1,040,703
                                                                                    ---------------------

Software Tools (0.19%)
Altiris Inc (a)(b)                                                      20,600                   674,238
                                                                                    ---------------------

Steel - Producers (0.85%)
Chaparral Steel Co                                                      37,349                 1,915,257
Reliance Steel & Aluminum Co                                            25,672                 1,068,982
                                                                                    ---------------------
                                                                                               2,984,239
                                                                                    ---------------------
Telecommunication Equipment (1.31%)
Anaren Inc (a)(b)                                                       41,730                   688,545
Arris Group Inc (a)(b)                                                 121,454                 1,727,076
Comtech Telecommunications Corp (a)(b)                                  39,698                 1,429,128
Optium Corp (a)(b)                                                      17,090                   408,280
Sirenza Microdevices Inc (a)(b)                                         50,764                   357,379
                                                                                    ---------------------
                                                                                               4,610,408
                                                                                    ---------------------
Telecommunication Equipment - Fiber Optics (0.27%)
Sycamore Networks Inc (b)                                              249,539                   930,780
                                                                                    ---------------------

Telecommunication Services (0.90%)
Consolidated Communications Holdings Inc                                68,000                 1,499,400
NeuStar Inc (a)(b)                                                      54,157                 1,672,910
                                                                                    ---------------------
                                                                                               3,172,310
                                                                                    ---------------------
Telephone - Integrated (0.34%)
Alaska Communications Systems Group Inc (a)                             74,059                 1,196,793
                                                                                    ---------------------

Therapeutics (1.88%)
BioMarin Pharmaceuticals Inc (a)(b)                                     84,730                 1,604,786
Isis Pharmaceuticals Inc (a)(b)                                        114,550                 1,190,175
Medarex Inc (a)(b)                                                     120,374                 1,621,438
Progenics Pharmaceuticals Inc (a)(b)                                    31,730                   950,948
Theravance Inc (a)(b)                                                   36,120                 1,239,638
                                                                                    ---------------------
                                                                                               6,606,985
                                                                                    ---------------------
Toys (0.33%)
Jakks Pacific Inc (a)(b)                                                56,702                 1,149,350
                                                                                    ---------------------

Transactional Software (0.93%)
VeriFone Holdings Inc (a)(b)                                            81,260                 3,247,962
                                                                                    ---------------------


Transport - Services (1.13%)
HUB Group Inc (b)                                                       62,770                 1,874,312
Pacer International Inc                                                 67,380                 2,099,561
                                                                                    ---------------------
                                                                                               3,973,873

                                                                                    ---------------------
Transport - Truck (0.35%)
Old Dominion Freight Line (a)(b)                                        44,506                 1,236,377
                                                                                    ---------------------

Travel Services (0.14%)
Ambassadors Group Inc (a)                                               17,030                   477,351
                                                                                    ---------------------

Veterinary Products (0.28%)
PetMed Express Inc (a)(b)                                               83,160                   982,951
                                                                                    ---------------------

Wire & Cable Products (0.89%)
General Cable Corp (a)(b)                                               45,141                 1,946,932
Insteel Industries Inc (a)                                              70,070                 1,169,468
                                                                                    ---------------------
                                                                                               3,116,400
                                                                                    ---------------------
Wireless Equipment (0.33%)
EMS Technologies Inc (a)(b)                                             27,560                   571,043
Viasat Inc (b)                                                          18,307                   603,582
                                                                                    ---------------------
                                                                                               1,174,625
                                                                                    ---------------------
TOTAL COMMON STOCKS                                                              $           329,574,143
                                                                                    ---------------------
                                                                 Principal
                                                                   Amount                  Value
                                                              ----------------- --- ---------------------
SHORT TERM INVESTMENTS (5.61%)
Commercial Paper (5.61%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                19,680,277                19,680,277
                                                                                    ---------------------
TOTAL SHORT TERM INVESTMENTS                                                     $            19,680,277
                                                                                    ---------------------
Total Investments                                                                $           349,254,420
Other Assets in Excess of Liabilities, Net - 0.47%                                             1,657,354
                                                                                    ---------------------
TOTAL NET ASSETS - 100.00%                                                       $           350,911,774
                                                                                    =====================
                                                                                    ---------------------

                                                                                    =====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)  Security is Illiquid

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $            53,235,603
Unrealized Depreciation                                        (8,324,551)
                                                      ---------------------
Net Unrealized Appreciation (Depreciation)                      44,911,052
Cost for federal income tax purposes                           304,343,368


Portfolio Summary (unaudited)
----------------------------------------------------- ---------------------
Sector                                                             Percent
----------------------------------------------------- ---------------------
Financial                                                           20.05%
Consumer, Non-cyclical                                              17.14%
Consumer, Cyclical                                                  16.08%
Industrial                                                          12.90%
Technology                                                           9.63%
Communications                                                       8.37%
Mortgage Securities                                                  5.61%
Energy                                                               4.51%
Basic Materials                                                      2.72%
Utilities                                                            2.52%
Other Assets in Excess of Liabilities, Net                           0.47%
                                                      ---------------------
TOTAL NET ASSETS                                                   100.00%
                                                      =====================


Schedule of Investments
January 31, 2007 (unaudited)
SmallCap Growth Fund
                                                                             Shares
                                                                              Held                   Value
                                                                        ----------------- --- ---------------------
COMMON STOCKS (96.53%)
Advanced Materials & Products (0.02%)
Ceradyne Inc (a)                                                                   1,736   $                93,883
                                                                                              ---------------------

Advertising Services (0.83%)
inVentiv Health Inc (a)(b)                                                       105,036                 3,685,713
                                                                                              ---------------------

Aerospace & Defense (1.31%)
Esterline Technologies Corp (a)                                                   64,086                 2,561,518
Teledyne Technologies Inc (a)                                                     85,195                 3,250,189
                                                                                              ---------------------
                                                                                                         5,811,707
                                                                                              ---------------------
Aerospace & Defense Equipment (0.94%)
BE Aerospace Inc (a)                                                             138,969                 4,138,497
                                                                                              ---------------------

Airlines (0.25%)
Allegiant Travel Co (a)                                                           33,550                 1,115,538
                                                                                              ---------------------

Apparel Manufacturers (1.33%)
Carter's Inc (a)(b)                                                               65,300                 1,658,620
Phillips-Van Heusen                                                               75,432                 4,160,075
Volcom Inc (a)                                                                     1,931                    61,772
                                                                                              ---------------------
                                                                                                         5,880,467
                                                                                              ---------------------
Applications Software (0.49%)
American Reprographics Co (a)                                                     69,010                 2,161,393
                                                                                              ---------------------

Building - Heavy Construction (0.65%)
Infrasource Services Inc (a)                                                     134,312                 2,854,130
                                                                                              ---------------------

Building - Mobile Home & Manufactured Housing (0.58%)
Williams Scotsman International Inc (a)(b)                                       126,029                 2,548,306
                                                                                              ---------------------

Building & Construction Products - Miscellaneous (0.82%)
NCI Building Systems Inc (a)                                                      63,356                 3,606,224
                                                                                              ---------------------

Building Products - Cement & Aggregate (0.61%)
Texas Industries Inc                                                              36,887                 2,708,244
                                                                                              ---------------------

Building Products - Light Fixtures (0.67%)
Genlyte Group Inc (a)                                                             39,358                 2,982,156
                                                                                              ---------------------

Cable TV (0.26%)
Lodgenet Entertainment Corp (a)(b)                                                42,204                 1,147,527
                                                                                              ---------------------

Cellular Telecommunications (0.41%)
Syniverse Holdings Inc (a)                                                       122,431                 1,797,287
                                                                                              ---------------------

Circuit Boards (0.48%)
Park Electrochemical Corp                                                         79,024                 2,109,151
                                                                                              ---------------------

Commercial Banks (2.18%)
City Bank/Lynnwood WA                                                             41,611                 1,414,774

Commercial Banks
City Holding Co                                                                   17,822                   714,662
Hanmi Financial Corp                                                              61,849                 1,266,668
Midwest Banc Holdings Inc                                                         24,600                   526,932
Preferred Bank/Los Angeles CA                                                     28,059                 1,834,497
United Community Banks Inc/GA (b)                                                119,277                 3,895,587
                                                                                              ---------------------
                                                                                                         9,653,120
                                                                                              ---------------------
Commercial Services (1.07%)
Steiner Leisure Ltd (a)                                                          100,872                 4,716,775
                                                                                              ---------------------

Commercial Services - Finance (1.37%)
Euronet Worldwide Inc (a)                                                          6,950                   200,577
Jackson Hewitt Tax Service Inc                                                    81,127                 2,966,814
Wright Express Corp (a)(b)                                                        93,896                 2,898,570
                                                                                              ---------------------
                                                                                                         6,065,961
                                                                                              ---------------------
Computer Aided Design (0.77%)
Ansys Inc (a)                                                                     68,668                 3,425,847
                                                                                              ---------------------

Computer Graphics (0.86%)
Trident Microsystems Inc (a)(b)                                                  183,153                 3,822,403
                                                                                              ---------------------

Computer Services (1.32%)
Factset Research Systems Inc                                                      42,871                 2,489,948
SI International Inc (a)                                                          33,697                   972,158
Syntel Inc (b)                                                                    72,460                 2,382,485
                                                                                              ---------------------
                                                                                                         5,844,591
                                                                                              ---------------------
Computer Software (0.62%)
Blackbaud Inc                                                                    115,217                 2,761,751
                                                                                              ---------------------

Computers - Integrated Systems (1.05%)
Micros Systems Inc (a)                                                            55,478                 3,123,411
MTS Systems Corp                                                                  35,701                 1,526,932
                                                                                              ---------------------
                                                                                                         4,650,343
                                                                                              ---------------------
Computers - Memory Devices (0.61%)
Komag Inc (a)(b)                                                                  78,467                 2,677,294
                                                                                              ---------------------

Consulting Services (1.44%)
FTI Consulting Inc (a)(b)                                                         86,101                 2,360,028
Huron Consulting Group Inc (a)(b)                                                 67,656                 3,507,964
LECG Corp (a)                                                                     35,549                   511,550
                                                                                              ---------------------
                                                                                                         6,379,542
                                                                                              ---------------------
Consumer Products - Miscellaneous (0.42%)
Central Garden and Pet Co (a)                                                     41,890                 1,876,253
                                                                                              ---------------------

Data Processing & Management (0.01%)
FalconStor Software Inc (a)                                                        4,173                    38,350
                                                                                              ---------------------

Diagnostic Equipment (1.24%)
Home Diagnostics Inc (a)                                                          12,700                   151,130
Immucor Inc (a)                                                                  127,363                 4,017,029
Neurometrix Inc (b)                                                              100,079                 1,331,051
                                                                                              ---------------------
                                                                                                         5,499,210
                                                                                              ---------------------
Diagnostic Kits (0.58%)
Meridian Bioscience Inc                                                           87,077                 2,581,833
                                                                                              ---------------------


Distribution & Wholesale (1.59%)
Central European Distribution Corp (a)(b)                                         91,673                 2,703,437
Directed Electronics Inc (a)                                                     182,863                 1,828,630
Pool Corp                                                                          1,400                    51,240
Watsco Inc (b)                                                                    47,987                 2,448,297
                                                                                              ---------------------
                                                                                                         7,031,604
                                                                                              ---------------------
Diversified Manufacturing Operations (0.02%)
ESCO Technologies Inc (a)                                                          2,005                    95,779
                                                                                              ---------------------

Drug Delivery Systems (0.36%)
Nastech Pharmaceutical Co Inc (a)                                                121,705                 1,597,987
                                                                                              ---------------------

E-Commerce - Products (0.64%)
Nutri/System Inc (a)(b)                                                           27,392                 1,206,617
Shutterfly Inc (a)                                                               121,305                 1,623,061
                                                                                              ---------------------
                                                                                                         2,829,678
                                                                                              ---------------------
Educational Software (0.51%)
Blackboard Inc (a)(b)                                                             77,305                 2,257,306
                                                                                              ---------------------

Electronic Components - Semiconductors (2.53%)
Microsemi Corp (a)(b)                                                            148,376                 2,700,443
ON Semiconductor Corp (a)(b)                                                     389,723                 3,258,084
Sirf Technology Holdings Inc (a)(b)                                              105,456                 3,096,188
Zoran Corp (a)                                                                   151,340                 2,114,220
                                                                                              ---------------------
                                                                                                        11,168,935
                                                                                              ---------------------
Electronic Design Automation (0.78%)
Ansoft Corp (a)(b)                                                               123,814                 3,459,363
                                                                                              ---------------------

Electronic Measurement Instruments (0.59%)
Itron Inc (a)(b)                                                                  45,005                 2,594,088
                                                                                              ---------------------

E-Marketing & Information (0.92%)
aQuantive Inc (a)(b)                                                             150,723                 4,039,376
Valueclick Inc (a)                                                                 1,288                    32,870
                                                                                              ---------------------
                                                                                                         4,072,246
                                                                                              ---------------------
Energy - Alternate Sources (0.00%)
Canadian Solar Inc (a)                                                             2,066                    22,643
                                                                                              ---------------------

Enterprise Software & Services (1.14%)
Concur Technologies Inc (a)                                                        3,010                    45,300
Emageon Inc (a)                                                                    2,015                    24,180
Informatica Corp (a)(b)                                                          227,446                 2,856,722
Omnicell Inc (a)(b)                                                              100,951                 2,091,705
                                                                                              ---------------------
                                                                                                         5,017,907
                                                                                              ---------------------
E-Services - Consulting (0.01%)
RightNow Technologies Inc (a)                                                      2,300                    33,074
                                                                                              ---------------------

Finance - Consumer Loans (0.11%)
Portfolio Recovery Associates (a)                                                 11,649                   506,382
                                                                                              ---------------------

Finance - Investment Banker & Broker (0.73%)
Knight Capital Group Inc (a)                                                     100,330                 1,812,963
optionsXpress Holdings Inc                                                        60,084                 1,426,995
                                                                                              ---------------------
                                                                                                         3,239,958
                                                                                              ---------------------

Food - Miscellaneous/Diversified (0.00%)
SunOpta Inc (a)                                                                    1,200                    13,032
                                                                                              ---------------------

Footwear & Related Apparel (1.34%)
Steven Madden Ltd                                                                 94,987                 2,823,014
Wolverine World Wide Inc                                                         100,721                 3,099,185
                                                                                              ---------------------
                                                                                                         5,922,199
                                                                                              ---------------------
Gambling (Non-Hotel) (0.69%)
Pinnacle Entertainment Inc (a)(b)                                                 88,234                 3,046,720
                                                                                              ---------------------

Human Resources (0.92%)
AMN Healthcare Services Inc (a)(b)                                               115,881                 2,999,000
Kenexa Corp (a)                                                                    1,251                    45,662
Kforce Inc (a)                                                                    72,584                 1,035,048
                                                                                              ---------------------
                                                                                                         4,079,710
                                                                                              ---------------------
Internet Application Software (1.17%)
DealerTrack Holdings Inc (a)                                                      62,245                 1,725,431
WebEx Communications Inc (a)(b)                                                   93,095                 3,451,963
                                                                                              ---------------------
                                                                                                         5,177,394
                                                                                              ---------------------
Internet Content - Information & News (0.45%)
LoopNet Inc (a)(b)                                                               118,836                 1,991,691
                                                                                              ---------------------

Internet Security (0.01%)
Vasco Data Security International (a)                                              4,500                    66,150
                                                                                              ---------------------

Internet Telephony (0.55%)
j2 Global Communications Inc (a)(b)                                               91,722                 2,428,799
                                                                                              ---------------------

Lasers - Systems & Components (1.34%)
Cymer Inc (a)(b)                                                                  69,117                 2,918,811
Rofin-Sinar Technologies Inc (a)                                                  45,684                 2,989,104
                                                                                              ---------------------
                                                                                                         5,907,915
                                                                                              ---------------------
Leisure & Recreation Products (0.02%)
WMS Industries Inc (a)                                                             1,836                    72,816
                                                                                              ---------------------

Life & Health Insurance (0.31%)
American Equity Investment Life Holding Co                                           900                    11,529
Delphi Financial Group                                                            34,752                 1,370,619
                                                                                              ---------------------
                                                                                                         1,382,148

                                                                                              ---------------------
Machinery - Construction & Mining (1.69%)
Astec Industries Inc (a)                                                          96,395                 3,471,184
Bucyrus International Inc (b)                                                     85,850                 3,984,298
                                                                                              ---------------------
                                                                                                         7,455,482
                                                                                              ---------------------
Machinery - General Industry (1.43%)
Gardner Denver Inc (a)                                                            91,966                 3,545,289
Wabtec Corp                                                                       86,543                 2,771,107
                                                                                              ---------------------
                                                                                                         6,316,396
                                                                                              ---------------------
Machinery Tools & Related Products (0.01%)
Lincoln Electric Holdings Inc                                                        564                    34,274
                                                                                              ---------------------

Medical - Biomedical/Gene (3.65%)
Applera Corp - Celera Group (a)                                                  122,500                 1,942,850
Digene Corp (a)                                                                   55,309                 2,845,648
Exelixis Inc (a)(b)                                                              153,044                 1,499,831
Genomic Health Inc (a)(b)                                                        100,109                 2,284,487
Incyte Corp (a)(b)                                                               276,304                 2,052,939

Medical - Biomedical/Gene
Keryx Biopharmaceuticals Inc (a)                                                   1,681                    19,180
Lexicon Genetics Inc (a)                                                         215,687                   819,611
Lifecell Corp (a)(b)                                                              68,775                 1,644,410
Myriad Genetics Inc (a)(b)                                                        81,332                 2,906,806
PDL BioPharma Inc (a)                                                              4,908                   100,663
                                                                                              ---------------------
                                                                                                        16,116,425
                                                                                              ---------------------
Medical - Drugs (2.72%)
Adams Respiratory Therapeutics Inc (a)(b)                                         49,900                 2,238,015
Cardiome Pharma Corp (a)                                                           5,332                    60,891
Indevus Pharmaceuticals Inc (a)(b)                                               151,558                   974,518
New River Pharmaceuticals Inc (a)(b)                                              52,041                 2,909,092
Rigel Pharmaceuticals Inc (a)                                                     33,446                   379,612
Salix Pharmaceuticals Ltd (a)                                                     15,878                   225,468
Viropharma Inc (a)(b)                                                            207,687                 3,536,910
Zymogenetics Inc (a)(b)                                                          106,021                 1,691,035
                                                                                              ---------------------
                                                                                                        12,015,541
                                                                                              ---------------------
Medical - HMO (0.83%)
Sierra Health Services Inc (a)(b)                                                 91,534                 3,679,667
                                                                                              ---------------------

Medical - Outpatient & Home Medical Care (0.84%)
Amedisys Inc (a)                                                                 114,489                 3,700,284
                                                                                              ---------------------

Medical Imaging Systems (0.14%)
IRIS International Inc (a)                                                        54,207                   625,549
                                                                                              ---------------------

Medical Instruments (2.00%)
Arthrocare Corp (a)                                                                2,700                    99,630
Conceptus Inc (a)(b)                                                              82,715                 1,918,161
Kyphon Inc (a)(b)                                                                 67,819                 3,173,251
Micrus Endovascular Corp (a)                                                       6,600                   156,750
Natus Medical Inc (a)                                                             76,050                 1,155,960
Spectranetics Corp (a)                                                             3,872                    41,198
Ventana Medical Systems Inc (a)(b)                                                54,944                 2,313,142
                                                                                              ---------------------
                                                                                                         8,858,092
                                                                                              ---------------------
Medical Laboratory & Testing Service (0.53%)
Icon Plc ADR (a)                                                                  62,414                 2,328,042
                                                                                              ---------------------

Medical Laser Systems (1.07%)
LCA-Vision Inc (b)                                                                51,187                 1,981,961
Palomar Medical Technologies Inc (a)(b)                                           55,087                 2,741,129
                                                                                              ---------------------
                                                                                                         4,723,090

                                                                                              ---------------------
Medical Products (1.27%)
Haemonetics Corp/Mass (a)                                                         51,715                 2,494,731
Syneron Medical Ltd (a)                                                           79,773                 1,962,416
Vital Signs Inc                                                                   22,300                 1,159,600
                                                                                              ---------------------
                                                                                                         5,616,747
                                                                                              ---------------------
Metal Processors & Fabrication (1.91%)
Dynamic Materials Corp                                                            79,461                 2,347,278
Ladish Co Inc (a)(b)                                                             109,752                 4,466,906
RBC Bearings Inc (a)                                                              52,385                 1,607,172
                                                                                              ---------------------
                                                                                                         8,421,356
                                                                                              ---------------------
Miscellaneous Manufacturers (0.61%)
Reddy Ice Holdings Inc (b)                                                       103,971                 2,697,008
                                                                                              ---------------------


Multi-Line Insurance (0.28%)
United Fire & Casualty Co                                                         35,962                 1,217,314
                                                                                              ---------------------

Networking Products (0.62%)
Acme Packet Inc (a)                                                                7,890                   125,293
Anixter International Inc (a)(b)                                                  47,099                 2,603,162
                                                                                              ---------------------
                                                                                                         2,728,455
                                                                                              ---------------------
Non-Ferrous Metals (0.72%)
Brush Engineered Materials Inc (a)(b)                                              3,800                   125,742
RTI International Metals Inc (a)                                                  37,478                 3,063,826
                                                                                              ---------------------
                                                                                                         3,189,568
                                                                                              ---------------------
Office Furnishings - Original (0.49%)
Knoll Inc                                                                         98,448                 2,164,872
                                                                                              ---------------------

Oil - Field Services (1.75%)
Basic Energy Services Inc (a)                                                      1,297                    30,752
Hercules Offshore Inc (a)                                                         76,124                 2,012,718
Oil States International Inc (a)(b)                                               86,783                 2,501,086
RPC Inc                                                                          179,735                 3,199,283
                                                                                              ---------------------
                                                                                                         7,743,839
                                                                                              ---------------------
Oil & Gas Drilling (0.40%)
Grey Wolf Inc (a)                                                                258,800                 1,767,604
                                                                                              ---------------------

Oil Company - Exploration & Production (2.07%)
Arena Resources Inc (a)(b)                                                        34,600                 1,474,306
ATP Oil & Gas Corp (a)                                                             2,876                   119,584
Carrizo Oil & Gas Inc (a)                                                          8,028                   230,403
Comstock Resources Inc (a)                                                        51,467                 1,644,371
PetroHawk Energy Corp (a)                                                          8,355                    96,417
St Mary Land & Exploration Co (b)                                                 70,024                 2,520,164
Whiting Petroleum Corp (a)                                                        66,815                 3,044,759
                                                                                              ---------------------
                                                                                                         9,130,004
                                                                                              ---------------------
Oil Field Machinery & Equipment (0.73%)
CARBO Ceramics Inc                                                                 1,563                    57,643
Dril-Quip Inc (a)(b)                                                              76,669                 2,852,087
Lufkin Industries Inc                                                              5,457                   326,602
                                                                                              ---------------------
                                                                                                         3,236,332
                                                                                              ---------------------
Oil Refining & Marketing (0.48%)
Holly Corp (b)                                                                    40,103                 2,113,027
                                                                                              ---------------------

Physician Practice Management (0.68%)
Healthways Inc (a)                                                                 1,854                    84,190
Pediatrix Medical Group Inc (a)                                                   55,507                 2,916,338
                                                                                              ---------------------
                                                                                                         3,000,528
                                                                                              ---------------------
Power Converter & Supply Equipment (0.86%)
Advanced Energy Industries Inc (a)                                               220,400                 3,819,532
                                                                                              ---------------------

Precious Metals (0.59%)
Coeur d'Alene Mines Corp (a)(b)                                                  597,303                 2,616,187
                                                                                              ---------------------

Property & Casualty Insurance (1.96%)
American Physicians Capital Inc (a)                                               41,800                 1,617,660
Amerisafe Inc (a)                                                                 18,613                   307,673
CRM Holdings Ltd (a)                                                              76,408                   656,345
Employers Holdings Inc (a)                                                           955                    19,071
OneBeacon Insurance Group Ltd                                                     13,161                   340,738

Property & Casualty Insurance
ProAssurance Corp (a)                                                              3,200                   162,528
Selective Insurance Group (b)                                                     36,768                 1,891,714
Zenith National Insurance Corp                                                    80,209                 3,665,551
                                                                                              ---------------------
                                                                                                         8,661,280
                                                                                              ---------------------
Real Estate Magagement & Services (0.01%)
HFF Inc - Class A (a)                                                              1,303                    24,366
                                                                                              ---------------------

Recreational Centers (0.84%)
Life Time Fitness Inc (a)(b)                                                      68,246                 3,698,933
                                                                                              ---------------------

REITS - Diversified (1.84%)
Digital Realty Trust Inc. (b)                                                    111,476                 4,006,447
Entertainment Properties Trust                                                    63,467                 4,116,470
                                                                                              ---------------------
                                                                                                         8,122,917
                                                                                              ---------------------
REITS - Mortgage (0.34%)
Deerfield Triarc Capital Corp                                                     88,918                 1,484,931
                                                                                              ---------------------

REITS - Shopping Centers (0.55%)
Inland Real Estate Corp                                                          119,180                 2,409,820
                                                                                              ---------------------

Research & Development (0.49%)
Parexel International Corp (a)                                                    66,449                 2,176,205
                                                                                              ---------------------

Retail - Apparel & Shoe (4.44%)
Aeropostale Inc (a)(b)                                                            55,373                 1,990,106
Bebe Stores Inc (b)                                                              105,284                 1,949,860
Childrens Place Retail Stores Inc/The (a)                                         33,285                 1,804,380
Genesco Inc (a)(b)                                                                72,495                 2,855,578
Men's Wearhouse Inc                                                               89,278                 3,833,597
Stage Stores Inc                                                                  79,855                 2,562,547
Tween Brands Inc (a)(b)                                                           88,385                 3,021,883
United Retail Group Inc (a)                                                       65,541                   857,276
Wet Seal Inc/The (a)(b)                                                          115,907                   748,759
                                                                                              ---------------------
                                                                                                        19,623,986
                                                                                              ---------------------
Retail - Convenience Store (0.76%)
Pantry Inc/The (a)(b)                                                             68,977                 3,366,767
                                                                                              ---------------------

Retail - Discount (0.08%)
Citi Trends Inc (a)                                                                8,680                   342,079
                                                                                              ---------------------

Retail - Restaurants (1.91%)
BJ's Restaurants Inc (a)                                                          81,895                 1,670,658
Buffalo Wild Wings Inc (a)(b)                                                     69,089                 3,515,248
McCormick & Schmick's Seafood Restaurant (a)                                      65,606                 1,649,991
Morton's Restaurant Group Inc (a)                                                 79,859                 1,494,162
Sonic Corp (a)                                                                     5,838                   129,662
                                                                                              ---------------------
                                                                                                         8,459,721
                                                                                              ---------------------
Retail - Sporting Goods (0.82%)
Hibbett Sporting Goods Inc (a)(b)                                                112,380                 3,608,522
                                                                                              ---------------------

Schools (0.08%)
Capella Education Co (a)                                                          12,444                   353,658
                                                                                              ---------------------


Seismic Data Collection (0.53%)
Compagnie Generale de Geophysique SA ADR (a)                                      59,361                 2,357,206
                                                                                              ---------------------

Semiconductor Component - Integrated Circuits (0.59%)
Emulex Corp (a)                                                                  145,803                 2,588,003
                                                                                              ---------------------

Semiconductor Equipment (0.68%)
ATMI Inc (a)(b)                                                                   89,888                 3,005,855
                                                                                              ---------------------

Steel - Producers (1.53%)
Chaparral Steel Co                                                                68,230                 3,498,834
Claymont Steel Holdings Inc (a)(b)                                                45,893                   855,905
Reliance Steel & Aluminum Co                                                      57,296                 2,385,805
                                                                                              ---------------------
                                                                                                         6,740,544
                                                                                              ---------------------
Telecommunication Equipment (1.64%)
CommScope Inc (a)(b)                                                             115,585                 3,734,552
Optium Corp (a)(b)                                                                47,262                 1,129,089
Sirenza Microdevices Inc (a)(b)                                                  340,179                 2,394,860
                                                                                              ---------------------
                                                                                                         7,258,501
                                                                                              ---------------------
Telecommunication Equipment - Fiber Optics (0.02%)
Oplink Communications Inc (a)                                                      4,400                    83,512
                                                                                              ---------------------

Telecommunication Services (0.47%)
NeuStar Inc (a)(b)                                                                67,560                 2,086,928
                                                                                              ---------------------

Therapeutics (2.66%)
BioMarin Pharmaceuticals Inc (a)(b)                                              133,367                 2,525,971
Isis Pharmaceuticals Inc (a)(b)                                                  228,304                 2,372,079
Medarex Inc (a)(b)                                                               169,109                 2,277,898
Progenics Pharmaceuticals Inc (a)                                                 70,860                 2,123,674
Theravance Inc (a)                                                                67,046                 2,301,019
United Therapeutics Corp (a)                                                       2,590                   138,824
                                                                                              ---------------------
                                                                                                        11,739,465
                                                                                              ---------------------
Transactional Software (0.93%)
VeriFone Holdings Inc (a)(b)                                                     102,692                 4,104,599
                                                                                              ---------------------

Transport - Marine (1.39%)
American Commercial Lines Inc (a)(b)                                              50,764                 3,575,816
OMI Corp (b)                                                                     117,232                 2,586,138
                                                                                              ---------------------
                                                                                                         6,161,954
                                                                                              ---------------------
Transport - Services (0.81%)
HUB Group Inc (a)                                                                119,459                 3,567,046
                                                                                              ---------------------

Transport - Truck (0.33%)
Celadon Group Inc (a)                                                             86,355                 1,449,900
                                                                                              ---------------------

Veterinary Products (0.35%)
PetMed Express Inc (a)(b)                                                        129,266                 1,527,924
                                                                                              ---------------------

Wire & Cable Products (1.41%)
General Cable Corp (a)                                                            91,419                 3,942,901
Insteel Industries Inc (b)                                                       135,865                 2,267,587
                                                                                              ---------------------
                                                                                                         6,210,488
                                                                                              ---------------------
Wireless Equipment (0.78%)
Powerwave Technologies Inc (a)                                                     1,600                     9,344
Sierra Wireless (a)                                                               11,950                   172,797

Wireless Equipment
Viasat Inc (a)                                                                    98,932                 3,261,788
                                                                                              ---------------------
                                                                                                         3,443,929
                                                                                              ---------------------
TOTAL COMMON STOCKS                                                                        $           426,623,274
                                                                                              ---------------------
                                                                           Principal
                                                                             Amount                  Value
                                                                        ----------------- --- ---------------------
SHORT TERM INVESTMENTS (0.26%)
Commercial Paper (0.26%)
Investment in Joint Trading Account; General Electric Capital
5.26%, 2/ 1/2007                                                               1,131,891                 1,131,891
                                                                                              ---------------------
TOTAL SHORT TERM INVESTMENTS                                                               $             1,131,891
                                                                                              ---------------------
MONEY MARKET FUNDS (4.24%)
Money Center Banks (4.24%)
BNY Institutional Cash Reserve Fund (c)                                       18,761,000                18,761,000
                                                                                              ---------------------
TOTAL MONEY MARKET FUNDS                                                                   $            18,761,000
                                                                                              ---------------------
Total Investments                                                                          $           446,516,165
Liabilities in Excess of Other Assets, Net - (1.03)%                                                   (4,570,420)
                                                                                              ---------------------
TOTAL NET ASSETS - 100.00%                                                                 $           441,945,745
                                                                                              =====================
                                                                                              ---------------------

                                                                                              =====================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $            36,948,820
Unrealized Depreciation                                       (10,573,292)
                                                      ---------------------
Net Unrealized Appreciation (Depreciation)                      26,375,528
Cost for federal income tax purposes                           420,140,637


Portfolio Summary (unaudited)
-------------------------------------------------- ---------------------
Sector                                                          Percent
-------------------------------------------------- ---------------------
Consumer, Non-cyclical                                           24.72%
Industrial                                                       17.88%
Consumer, Cyclical                                               15.13%
Technology                                                       12.89%
Financial                                                        12.81%
Communications                                                    8.79%
Energy                                                            5.97%
Basic Materials                                                   2.84%
Liabilities in Excess of Other Assets, Net                     (-1.03%)
                                                   ---------------------
TOTAL NET ASSETS                                                100.00%
                                                   =====================


Schedule of Investments
January 31, 2007 (unaudited)
SmallCap S&P 600 Index Fund
                                                                                Shares
                                                                                 Held                   Value
                                                                           ----------------- --- ---------------------
COMMON STOCKS (99.91%)
Advanced Materials & Products (0.24%)
Ceradyne Inc (a)(b)                                                                  18,303   $               989,826
                                                                                                 ---------------------

Advertising Services (0.17%)
inVentiv Health Inc (b)                                                              20,121                   706,046
                                                                                                 ---------------------

Aerospace & Defense (0.70%)
Armor Holdings Inc (b)                                                               20,469                 1,238,375
Esterline Technologies Corp (b)                                                      17,269                   690,242
Teledyne Technologies Inc (b)                                                        23,503                   896,639
                                                                                                 ---------------------
                                                                                                            2,825,256
                                                                                                 ---------------------
Aerospace & Defense Equipment (1.12%)
AAR Corp (a)(b)                                                                      24,904                   741,890
Curtiss-Wright Corp                                                                  29,782                 1,137,077
GenCorp Inc (a)(b)                                                                   37,757                   564,845
Kaman Corp                                                                           16,325                   372,047
Moog Inc (b)                                                                         28,680                 1,118,233
Triumph Group Inc (a)                                                                11,010                   618,762
                                                                                                 ---------------------
                                                                                                            4,552,854

                                                                                                 ---------------------
Agricultural Operations (0.25%)
Delta & Pine Land Co                                                                 24,713                 1,005,819
                                                                                                 ---------------------

Airlines (0.38%)
Frontier Airlines Holdings Inc (a)(b)                                                24,816                   184,383
Mesa Air Group Inc (a)(b)                                                            23,018                   172,405
Skywest Inc (a)                                                                      43,337                 1,176,166
                                                                                                 ---------------------
                                                                                                            1,532,954
                                                                                                 ---------------------
Apparel Manufacturers (1.31%)
Ashworth Inc (b)                                                                      9,842                    74,898
Gymboree Corp (a)(b)                                                                 21,436                   927,964
Kellwood Co (a)                                                                      17,056                   559,437
Oxford Industries Inc                                                                10,335                   493,910
Phillips-Van Heusen                                                                  37,643                 2,076,011
Quiksilver Inc (a)(b)                                                                81,560                 1,158,968
                                                                                                 ---------------------
                                                                                                            5,291,188
                                                                                                 ---------------------
Applications Software (0.38%)
EPIQ Systems Inc (a)(b)                                                               9,769                   176,526
Keane Inc (b)                                                                        30,216                   367,729
Mapinfo Corp (b)                                                                     14,464                   197,433
Progress Software Corp (b)                                                           27,854                   791,332
                                                                                                 ---------------------
                                                                                                            1,533,020
                                                                                                 ---------------------
Athletic Equipment (0.09%)
Nautilus Inc                                                                         21,334                   347,958
                                                                                                 ---------------------

Athletic Footwear (0.14%)
K-Swiss Inc                                                                          17,984                   568,654
                                                                                                 ---------------------

Audio & Video Products (0.05%)
Audiovox Corp (b)                                                                    12,203                   188,170
                                                                                                 ---------------------


Auto - Medium & Heavy Duty Trucks (0.06%)
ASV Inc (a)(b)                                                                       13,926                   236,046
                                                                                                 ---------------------

Auto - Truck Trailers (0.08%)
Wabash National Corp (a)                                                             21,121                   336,669
                                                                                                 ---------------------

Auto Repair Centers (0.04%)
Midas Inc (a)(b)                                                                      8,001                   181,063
                                                                                                 ---------------------

Auto/Truck Parts & Equipment - Original (0.18%)
Keystone Automotive Industries Inc (a)(b)                                            11,065                   396,680
Superior Industries International (a)                                                15,512                   315,980
                                                                                                 ---------------------
                                                                                                              712,660
                                                                                                 ---------------------
Auto/Truck Parts & Equipment - Replacement (0.03%)
Standard Motor Products Inc                                                           8,057                   127,462
                                                                                                 ---------------------

Batteries & Battery Systems (0.11%)
Greatbatch Inc (a)(b)                                                                14,922                   438,558
                                                                                                 ---------------------

Broadcasting Services & Programming (0.04%)
4Kids Entertainment Inc (b)                                                           8,903                   174,232
                                                                                                 ---------------------

Building - Maintenance & Service (0.32%)
ABM Industries Inc                                                                   29,541                   763,340
Healthcare Services Group                                                            18,608                   538,143
                                                                                                 ---------------------
                                                                                                            1,301,483
                                                                                                 ---------------------
Building - Mobile Home & Manufactured Housing (0.52%)
Champion Enterprises Inc (a)(b)                                                      51,827                   425,500
Coachmen Industries Inc                                                              10,612                   114,610
Fleetwood Enterprises Inc (a)(b)                                                     43,368                   399,419
Monaco Coach Corp (a)                                                                18,153                   273,747
Skyline Corp                                                                          4,607                   174,099
Winnebago Industries (a)                                                             21,260                   713,060
                                                                                                 ---------------------
                                                                                                            2,100,435
                                                                                                 ---------------------
Building - Residential & Commercial (1.08%)
M/I Homes Inc (a)                                                                     8,194                   295,639
Meritage Homes Corp (a)(b)                                                           14,873                   661,105
NVR Inc (a)(b)                                                                        3,220                 2,229,914
Standard-Pacific Corp (a)                                                            43,774                 1,201,159
                                                                                                 ---------------------
                                                                                                            4,387,817
                                                                                                 ---------------------
Building & Construction - Miscellaneous (0.13%)
Insituform Technologies Inc (a)(b)                                                   18,458                   515,163
                                                                                                 ---------------------

Building & Construction Products - Miscellaneous (0.62%)
Drew Industries Inc (a)(b)                                                           12,592                   348,672
ElkCorp                                                                              13,955                   605,089
NCI Building Systems Inc (a)(b)                                                      13,443                   765,176
Simpson Manufacturing Co Inc (a)                                                     24,816                   811,731
                                                                                                 ---------------------
                                                                                                            2,530,668
                                                                                                 ---------------------
Building Products - Air & Heating (0.29%)
Lennox International Inc (a)                                                         39,120                 1,186,901
                                                                                                 ---------------------

Building Products - Cement & Aggregate (0.29%)
Texas Industries Inc                                                                 16,254                 1,193,369
                                                                                                 ---------------------


Building Products - Doors & Windows (0.09%)
Apogee Enterprises Inc                                                               19,135                   364,139
                                                                                                 ---------------------

Building Products - Wood (0.15%)
Universal Forest Products Inc                                                        12,778                   624,844
                                                                                                 ---------------------

Casino Services (0.16%)
Shuffle Master Inc (a)(b)                                                            23,681                   630,151
                                                                                                 ---------------------

Chemicals - Diversified (0.12%)
Georgia Gulf Corp (a)                                                                23,196                   482,709
                                                                                                 ---------------------

Chemicals - Fibers (0.02%)
Wellman Inc (a)                                                                      22,169                    63,182
                                                                                                 ---------------------

Chemicals - Plastics (0.20%)
PolyOne Corp (a)(b)                                                                  62,874                   460,866
Schulman A Inc                                                                       16,376                   341,931
                                                                                                 ---------------------
                                                                                                              802,797
                                                                                                 ---------------------
Chemicals - Specialty (0.98%)
Arch Chemicals Inc                                                                   16,357                   551,722
HB Fuller Co                                                                         40,422                 1,045,717
MacDermid Inc (a)                                                                    16,945                   587,822
OM Group Inc (b)                                                                     19,908                   972,705
Omnova Solutions Inc (b)                                                             28,391                   171,765
Penford Corp                                                                          6,070                   108,714
Quaker Chemical Corp                                                                  6,719                   149,095
Tronox Inc                                                                           27,959                   398,695
                                                                                                 ---------------------
                                                                                                            3,986,235
                                                                                                 ---------------------
Circuit Boards (0.09%)
Park Electrochemical Corp                                                            13,684                   365,226
                                                                                                 ---------------------

Coal (0.32%)
Massey Energy Co (a)                                                                 54,504                 1,291,200
                                                                                                 ---------------------

Coffee (0.06%)
Peet's Coffee & Tea Inc (a)(b)                                                        9,381                   242,499
                                                                                                 ---------------------

Collectibles (0.15%)
Lenox Group Inc (b)                                                                   9,575                    36,002
RC2 Corp (b)                                                                         14,198                   560,963
                                                                                                 ---------------------
                                                                                                              596,965
                                                                                                 ---------------------
Commercial Banks (6.00%)
Bank Mutual Corp (a)                                                                 40,879                   482,372
Cascade Bancorp (a)                                                                  19,098                   502,850
Central Pacific Financial Corp (a)                                                   20,788                   812,395
Chittenden Corp                                                                      31,184                   949,865
Community Bank System Inc                                                            20,289                   459,749
Corus Bankshares Inc (a)                                                             22,362                   476,311
East West Bancorp Inc                                                                41,512                 1,594,061
First Bancorp/Puerto Rico (a)                                                        54,780                   585,050
First Commonwealth Financial Corp (a)                                                42,570                   559,796
First Financial Bancorp (a)                                                          21,916                   360,080
First Indiana Corp                                                                    8,837                   209,879
First Midwest Bancorp Inc/IL                                                         33,876                 1,271,705
First Republic Bank/San Francisco CA (a)                                             20,945                 1,125,165
Fremont General Corp (a)                                                             45,918                   624,485

Commercial Banks
Glacier Bancorp Inc                                                                  35,404                   830,932
Hanmi Financial Corp                                                                 28,559                   584,888
Independent Bank Corp/MI                                                             13,788                   304,301
Irwin Financial Corp                                                                 12,737                   278,049
Nara Bancorp Inc                                                                     14,209                   278,923
PrivateBancorp Inc (a)                                                               12,183                   455,522
Prosperity Bancshares Inc                                                            17,560                   614,600
Provident Bankshares Corp                                                            22,169                   785,669
South Financial Group Inc/The (a)                                                    50,998                 1,317,788
Sterling Bancorp/NY (a)                                                              12,684                   235,922
Sterling Bancshares Inc/TX                                                           48,118                   579,822
Sterling Financial Corp/WA                                                           28,319                   939,341
Susquehanna Bancshares Inc                                                           35,136                   886,833
Trustco Bank Corp NY (a)                                                             50,855                   534,995
UCBH Holdings Inc (a)                                                                67,392                 1,263,600
Umpqua Holdings Corp (a)                                                             39,340                 1,119,223
United Bankshares Inc                                                                24,831                   906,828
Whitney Holding Corp                                                                 44,669                 1,413,327
Wilshire Bancorp Inc                                                                 10,480                   191,260
Wintrust Financial Corp                                                              17,372                   795,464
                                                                                                 ---------------------
                                                                                                           24,331,050
                                                                                                 ---------------------
Commercial Services (0.76%)
Arbitron Inc                                                                         19,940                   924,618
Central Parking Corp (a)                                                             11,102                   221,152
CPI Corp (a)                                                                          3,530                   190,585
Live Nation Inc (b)                                                                  44,385                 1,095,422
Pre-Paid Legal Services Inc (a)(b)                                                    6,355                   247,082
Startek Inc                                                                           7,671                    78,704
Vertrue Inc (a)(b)                                                                    6,562                   305,067
                                                                                                 ---------------------
                                                                                                            3,062,630
                                                                                                 ---------------------
Commercial Services - Finance (0.24%)
Bankrate Inc (a)(b)                                                                   7,736                   305,649
Coinstar Inc (a)(b)                                                                  18,753                   567,091
Rewards Network Inc (a)(b)                                                           18,021                   117,317
                                                                                                 ---------------------
                                                                                                              990,057
                                                                                                 ---------------------
Communications Software (0.43%)
Avid Technology Inc (a)(b)                                                           27,787                 1,028,119
Captaris Inc (b)                                                                     18,325                   161,443
Digi International Inc (a)(b)                                                        17,004                   211,190
Inter-Tel Inc                                                                        14,492                   327,954
                                                                                                 ---------------------
                                                                                                            1,728,706
                                                                                                 ---------------------
Computer Aided Design (0.32%)
Ansys Inc (b)                                                                        26,116                 1,302,927
                                                                                                 ---------------------

Computer Services (0.90%)
CACI International Inc (a)(b)                                                        20,784                   977,471
Carreker Corp (b)                                                                    13,728                   109,275
Ciber Inc (b)                                                                        36,842                   253,473
Factset Research Systems Inc (a)                                                     25,571                 1,485,164
Manhattan Associates Inc (b)                                                         18,469                   518,425
SYKES Enterprises Inc (a)(b)                                                         20,059                   293,062
                                                                                                 ---------------------
                                                                                                            3,636,870
                                                                                                 ---------------------
Computer Software (0.03%)
Phoenix Technologies Ltd (b)                                                         17,239                   108,433
                                                                                                 ---------------------


Computers - Integrated Systems (0.98%)
Agilysys Inc                                                                         20,753                   393,269
Catapult Communications Corp (b)                                                      6,748                    61,474
Kronos Inc/MA (a)(b)                                                                 21,603                   820,914
Mercury Computer Systems Inc (b)                                                     15,013                   193,968
Micros Systems Inc (a)(b)                                                            26,813                 1,509,572
MTS Systems Corp                                                                     12,344                   527,953
Radiant Systems Inc (b)                                                              17,562                   198,099
Radisys Corp (b)                                                                     14,754                   248,015
                                                                                                 ---------------------
                                                                                                            3,953,264
                                                                                                 ---------------------
Computers - Memory Devices (0.27%)
Hutchinson Technology Inc (a)(b)                                                     17,587                   390,783
Komag Inc (a)(b)                                                                     21,025                   717,373
                                                                                                 ---------------------
                                                                                                            1,108,156
                                                                                                 ---------------------
Computers - Peripheral Equipment (0.11%)
Synaptics Inc (a)(b)                                                                 17,163                   464,431
                                                                                                 ---------------------

Computers - Voice Recognition (0.17%)
Talx Corp (a)                                                                        21,167                   674,381
                                                                                                 ---------------------

Consulting Services (0.42%)
MAXIMUS Inc                                                                          14,597                   440,100
Watson Wyatt Worldwide Inc                                                           28,729                 1,272,407
                                                                                                 ---------------------
                                                                                                            1,712,507
                                                                                                 ---------------------
Consumer Products - Miscellaneous (0.68%)
Central Garden and Pet Co (b)                                                        16,157                   723,672
Fossil Inc (a)(b)                                                                    30,637                   689,639
Playtex Products Inc (b)                                                             37,726                   531,182
Russ Berrie & Co Inc (a)(b)                                                           7,797                   115,396
Spectrum Brands Inc (a)(b)                                                           25,663                   310,522
WD-40 Co                                                                             11,538                   379,946
                                                                                                 ---------------------
                                                                                                            2,750,357
                                                                                                 ---------------------
Containers - Paper & Plastic (0.06%)
Chesapeake Corp                                                                      13,438                   235,971
                                                                                                 ---------------------

Cosmetics & Toiletries (0.18%)
Chattem Inc (a)(b)                                                                   12,592                   723,284
                                                                                                 ---------------------

Data Processing & Management (0.21%)
eFunds Corp (b)                                                                      31,743                   848,173
                                                                                                 ---------------------

Decision Support Software (0.10%)
SPSS Inc (b)                                                                         13,368                   414,675
                                                                                                 ---------------------

Diagnostic Equipment (0.36%)
Immucor Inc (a)(b)                                                                   45,912                 1,448,064
                                                                                                 ---------------------

Diagnostic Kits (0.70%)
Biosite Inc (a)(b)                                                                   11,023                   593,919
Idexx Laboratories Inc (b)                                                           21,216                 1,820,545
Meridian Bioscience Inc                                                              14,540                   431,111
                                                                                                 ---------------------
                                                                                                            2,845,575
                                                                                                 ---------------------
Direct Marketing (0.17%)
Advo Inc (a)                                                                         21,590                   707,720
                                                                                                 ---------------------


Disposable Medical Products (0.17%)
ICU Medical Inc (b)                                                                   9,948                   392,449
Merit Medical Systems Inc (a)(b)                                                     18,596                   293,073
                                                                                                 ---------------------
                                                                                                              685,522
                                                                                                 ---------------------
Distribution & Wholesale (1.54%)
Bell Microproducts Inc (a)(b)                                                        20,612                   148,819
Brightpoint Inc (b)                                                                  34,284                   377,467
Building Materials Holding Corp                                                      19,686                   469,117
LKQ Corp (a)(b)                                                                      30,709                   657,787
Owens & Minor Inc                                                                    27,248                   911,446
Pool Corp (a)                                                                        34,377                 1,258,198
Scansource Inc (a)(b)                                                                17,438                   511,631
United Stationers Inc (a)(b)                                                         20,517                 1,045,546
Watsco Inc (a)                                                                       16,597                   846,779
                                                                                                 ---------------------
                                                                                                            6,226,790
                                                                                                 ---------------------
Diversified Manufacturing Operations (1.14%)
Acuity Brands Inc (a)                                                                29,180                 1,692,732
AO Smith Corp                                                                        15,379                   589,785
Barnes Group Inc (a)                                                                 26,883                   575,834
EnPro Industries Inc (b)                                                             14,350                   474,267
Griffon Corp (b)                                                                     17,734                   456,828
Lydall Inc (b)                                                                       10,995                   147,223
Standex International Corp                                                            8,420                   245,359
Tredegar Corp                                                                        18,947                   435,212
                                                                                                 ---------------------
                                                                                                            4,617,240
                                                                                                 ---------------------
Diversified Minerals (0.11%)
AMCOL International Corp (a)                                                         14,807                   445,098
                                                                                                 ---------------------

Diversified Operations & Commercial Services (0.39%)
Chemed Corp                                                                          17,807                   649,956
Viad Corp                                                                            14,661                   614,882
Volt Information Sciences Inc (a)(b)                                                  8,447                   298,668
                                                                                                 ---------------------
                                                                                                            1,563,506
                                                                                                 ---------------------
Drug Delivery Systems (0.11%)
Noven Pharmaceuticals Inc (a)(b)                                                     16,513                   451,796
                                                                                                 ---------------------

E-Commerce - Products (0.13%)
Blue Nile Inc (a)(b)                                                                  9,450                   349,744
Stamps.com Inc (b)                                                                   12,968                   189,722
                                                                                                 ---------------------
                                                                                                              539,466
                                                                                                 ---------------------
E-Commerce - Services (0.03%)
Napster Inc (b)                                                                      30,436                   122,048
                                                                                                 ---------------------

Electric - Integrated (1.47%)
Allete Inc                                                                           20,594                   990,365
Avista Corp                                                                          35,244                   886,387
Central Vermont Public Service Corp                                                   6,865                   171,900
CH Energy Group Inc                                                                   9,189                   469,007
Cleco Corp                                                                           38,969                   995,268
El Paso Electric Co (b)                                                              31,643                   768,925
Green Mountain Power Corp                                                             3,589                   122,421
UIL Holdings Corp (a)                                                                16,735                   649,485
Unisource Energy Corp (a)                                                            23,881                   896,015
                                                                                                 ---------------------
                                                                                                            5,949,773
                                                                                                 ---------------------
Electric Products - Miscellaneous (0.12%)
Littelfuse Inc (a)(b)                                                                15,177                   476,406
                                                                                                 ---------------------

Electronic Components - Miscellaneous (1.07%)
Bel Fuse Inc                                                                          8,034                   260,944
Benchmark Electronics Inc (b)                                                        48,789                 1,105,071
CTS Corp (a)                                                                         24,271                   376,201
Cubic Corp                                                                           10,505                   219,554
Daktronics Inc (a)                                                                   21,540                   744,638
Methode Electronics Inc                                                              25,356                   279,170
Planar Systems Inc (b)                                                               11,556                   120,298
Rogers Corp (b)                                                                      11,949                   617,524
Technitrol Inc                                                                       27,591                   607,554
                                                                                                 ---------------------
                                                                                                            4,330,954
                                                                                                 ---------------------
Electronic Components - Semiconductors (0.84%)
Actel Corp (a)(b)                                                                    17,657                   315,354
Diodes Inc (a)(b)                                                                    13,539                   496,475
DSP Group Inc (b)                                                                    19,692                   413,138
Kopin Corp (a)(b)                                                                    46,011                   177,602
Microsemi Corp (a)(b)                                                                50,624                   921,357
Skyworks Solutions Inc (b)                                                          109,166                   717,221
Supertex Inc (a)(b)                                                                   9,306                   347,486
                                                                                                 ---------------------
                                                                                                            3,388,633
                                                                                                 ---------------------
Electronic Measurement Instruments (1.28%)
Analogic Corp                                                                         9,466                   555,844
Flir Systems Inc (a)(b)                                                              44,421                 1,373,053
Itron Inc (a)(b)                                                                     17,346                   999,823
Keithley Instruments Inc                                                              9,532                   134,115
Trimble Navigation Ltd (b)                                                           37,698                 2,132,953
                                                                                                 ---------------------
                                                                                                            5,195,788
                                                                                                 ---------------------
Electronic Security Devices (0.05%)
LoJack Corp (a)(b)                                                                   12,327                   221,023
                                                                                                 ---------------------

Electronics - Military (0.06%)
EDO Corp (a)                                                                         11,162                   259,182
                                                                                                 ---------------------

E-Marketing & Information (0.02%)
MIVA Inc (b)                                                                         18,999                    82,646
                                                                                                 ---------------------

Energy - Alternate Sources (0.16%)
Headwaters Inc (a)(b)                                                                28,687                   651,769
                                                                                                 ---------------------

Engineering - Research & Development Services (1.13%)
EMCOR Group Inc (b)                                                                  21,500                 1,234,530
Shaw Group Inc/The (a)(b)                                                            54,560                 1,841,946
URS Corp (b)                                                                         35,197                 1,512,415
                                                                                                 ---------------------
                                                                                                            4,588,891
                                                                                                 ---------------------
Engines - Internal Combustion (0.24%)
Briggs & Stratton Corp (a)                                                           33,407                   990,183
                                                                                                 ---------------------

Enterprise Software & Services (0.84%)
Concur Technologies Inc (a)(b)                                                       18,897                   284,400
Epicor Software Corp (a)(b)                                                          39,202                   542,948
Hyperion Solutions Corp (b)                                                          39,665                 1,674,656
JDA Software Group Inc (a)(b)                                                        19,880                   318,080
Mantech International Corp (a)(b)                                                    12,343                   421,143
Neoware Inc (a)(b)                                                                   13,520                   159,671
                                                                                                 ---------------------
                                                                                                            3,400,898
                                                                                                 ---------------------
Entertainment Software (0.54%)
Take-Two Interactive Software Inc (a)(b)                                             49,178                   854,713

Entertainment Software
THQ Inc (b)                                                                          43,599                 1,321,050
                                                                                                 ---------------------
                                                                                                            2,175,763
                                                                                                 ---------------------
Environmental Consulting & Engineering (0.17%)
Tetra Tech Inc (b)                                                                   39,074                   702,551
                                                                                                 ---------------------

E-Services - Consulting (0.37%)
Digital Insight Corp (a)(b)                                                          21,978                   854,725
Websense Inc (a)(b)                                                                  30,296                   655,908
                                                                                                 ---------------------
                                                                                                            1,510,633
                                                                                                 ---------------------
Fiduciary Banks (0.18%)
Boston Private Financial Holdings Inc                                                24,751                   715,799
                                                                                                 ---------------------

Filtration & Separation Products (0.30%)
Clarcor Inc                                                                          34,586                 1,198,751
                                                                                                 ---------------------

Finance - Consumer Loans (0.24%)
Portfolio Recovery Associates (a)(b)                                                 10,792                   469,128
World Acceptance Corp (a)(b)                                                         11,883                   522,971
                                                                                                 ---------------------
                                                                                                              992,099
                                                                                                 ---------------------
Finance - Investment Banker & Broker (0.77%)
Investment Technology Group Inc (b)                                                  29,547                 1,288,249
LaBranche & Co Inc (b)                                                               35,817                   335,964
Piper Jaffray Cos (b)                                                                12,597                   868,437
SWS Group Inc (a)                                                                    16,417                   414,201
TradeStation Group Inc (b)                                                           17,305                   220,812
                                                                                                 ---------------------
                                                                                                            3,127,663
                                                                                                 ---------------------
Finance - Leasing Company (0.13%)
Financial Federal Corp (a)                                                           18,463                   528,042
                                                                                                 ---------------------

Financial Guarantee Insurance (0.11%)
Triad Guaranty Inc (b)                                                                8,276                   426,214
                                                                                                 ---------------------

Firearms & Ammunition (0.03%)
Sturm Ruger & Co Inc (b)                                                             12,430                   129,396
                                                                                                 ---------------------

Food - Baking (0.24%)
Flowers Foods Inc (a)                                                                35,022                   984,819
                                                                                                 ---------------------

Food - Canned (0.16%)
TreeHouse Foods Inc (b)                                                              21,150                   630,481
                                                                                                 ---------------------

Food - Miscellaneous/Diversified (1.07%)
Corn Products International Inc                                                      50,318                 1,723,392
Hain Celestial Group Inc (a)(b)                                                      26,430                   777,042
J&J Snack Foods Corp (a)                                                              9,279                   383,037
Lance Inc (a)                                                                        20,910                   444,756
Ralcorp Holdings Inc (b)                                                             18,072                 1,000,104
                                                                                                 ---------------------
                                                                                                            4,328,331
                                                                                                 ---------------------
Food - Retail (0.09%)
Great Atlantic & Pacific Tea Co (a)                                                  13,220                   381,661
                                                                                                 ---------------------

Food - Wholesale & Distribution (0.48%)
Nash Finch Co (a)                                                                     9,412                   271,818
Performance Food Group Co (b)                                                        23,633                   700,955

Food - Wholesale & Distribution
United Natural Foods Inc (a)(b)                                                      28,826                   952,411
                                                                                                 ---------------------
                                                                                                            1,925,184
                                                                                                 ---------------------
Footwear & Related Apparel (0.93%)
CROCS Inc (a)(b)                                                                     22,748                 1,145,134
Deckers Outdoor Corp (b)                                                              7,408                   431,961
Skechers U.S.A. Inc (a)(b)                                                           16,884                   598,369
Stride Rite Corp                                                                     24,467                   422,300
Wolverine World Wide Inc                                                             37,728                 1,160,891
                                                                                                 ---------------------
                                                                                                            3,758,655
                                                                                                 ---------------------
Forestry (0.09%)
Deltic Timber Corp (a)                                                                6,896                   369,074
                                                                                                 ---------------------

Gambling (Non-Hotel) (0.34%)
Pinnacle Entertainment Inc (b)                                                       39,366                 1,359,308
                                                                                                 ---------------------

Garden Products (0.35%)
Toro Co (a)                                                                          27,767                 1,423,614
                                                                                                 ---------------------

Gas - Distribution (3.33%)
Atmos Energy Corp (a)                                                                59,193                 1,849,189
Cascade Natural Gas Corp                                                              7,800                   202,878
Energen Corp                                                                         49,046                 2,269,849
Laclede Group Inc/The                                                                14,499                   470,928
New Jersey Resources Corp (a)                                                        18,762                   874,309
Northwest Natural Gas Co                                                             18,644                   758,624
Piedmont Natural Gas Co                                                              51,061                 1,317,884
South Jersey Industries Inc (a)                                                      19,847                   655,745
Southern Union Co                                                                    72,987                 2,029,768
Southwest Gas Corp                                                                   28,107                 1,103,200
UGI Corp                                                                             71,728                 1,966,065
                                                                                                 ---------------------
                                                                                                           13,498,439
                                                                                                 ---------------------
Health Care Cost Containment (0.04%)
Hooper Holmes Inc                                                                    45,853                   154,525
                                                                                                 ---------------------

Home Furnishings (0.34%)
Bassett Furniture Industries Inc                                                      7,997                   126,672
Ethan Allen Interiors Inc (a)                                                        21,512                   810,357
La-Z-Boy Inc (a)                                                                     34,817                   448,443
                                                                                                 ---------------------
                                                                                                            1,385,472
                                                                                                 ---------------------
Hotels & Motels (0.09%)
Marcus Corp                                                                          14,442                   345,308
                                                                                                 ---------------------

Housewares (0.08%)
Libbey Inc (a)                                                                        9,695                   115,371
National Presto Industries Inc                                                        3,194                   200,583
                                                                                                 ---------------------
                                                                                                              315,954
                                                                                                 ---------------------
Human Resources (0.99%)
Administaff Inc                                                                      16,409                   671,784
AMN Healthcare Services Inc (a)(b)                                                   23,065                   596,922
CDI Corp (a)                                                                          8,814                   228,811
Cross Country Healthcare Inc (a)(b)                                                  14,751                   332,783
Gevity HR Inc                                                                        17,070                   376,735
Heidrick & Struggles International Inc (b)                                           11,883                   518,931
Labor Ready Inc (b)                                                                  35,330                   663,497
On Assignment Inc (a)(b)                                                             22,348                   288,513

Human Resources
Spherion Corp (b)                                                                    38,338                   315,522
                                                                                                 ---------------------
                                                                                                            3,993,498
                                                                                                 ---------------------
Identification Systems - Development (0.61%)
Brady Corp                                                                           36,555                 1,368,985
Checkpoint Systems Inc (a)(b)                                                        26,614                   500,077
Paxar Corp (a)(b)                                                                    27,974                   614,868
                                                                                                 ---------------------
                                                                                                            2,483,930
                                                                                                 ---------------------
Industrial Audio & Video Products (0.08%)
Sonic Solutions Inc (a)(b)                                                           17,630                   323,510
                                                                                                 ---------------------

Industrial Automation & Robots (0.21%)
Cognex Corp                                                                          30,226                   659,531
Gerber Scientific Inc (b)                                                            15,575                   192,040
                                                                                                 ---------------------
                                                                                                              851,571
                                                                                                 ---------------------
Instruments - Controls (0.51%)
Photon Dynamics Inc (b)                                                              11,561                   130,524
Watts Water Technologies Inc (a)                                                     19,696                   866,033
Woodward Governor Co                                                                 19,904                   832,783
X-Rite Inc (a)                                                                       19,425                   218,143
                                                                                                 ---------------------
                                                                                                            2,047,483
                                                                                                 ---------------------
Instruments - Scientific (0.30%)
Dionex Corp (a)(b)                                                                   13,032                   774,362
FEI Co (a)(b)                                                                        17,184                   432,349
                                                                                                 ---------------------
                                                                                                            1,206,711
                                                                                                 ---------------------
Insurance Brokers (0.26%)
Hilb Rogal & Hobbs Co                                                                24,517                 1,035,843
                                                                                                 ---------------------

Internet Application Software (0.27%)
WebEx Communications Inc (a)(b)                                                      29,177                 1,081,883
                                                                                                 ---------------------

Internet Connectivity Services (0.04%)
PC-Tel Inc (b)                                                                       15,134                   143,016
                                                                                                 ---------------------

Internet Content - Information & News (0.12%)
Infospace Inc (a)(b)                                                                 21,256                   493,989
                                                                                                 ---------------------

Internet Security (0.13%)
Blue Coat Systems Inc (a)(b)                                                          9,807                   245,273
Secure Computing Corp (a)(b)                                                         43,728                   291,229
                                                                                                 ---------------------
                                                                                                              536,502
                                                                                                 ---------------------
Internet Telephony (0.22%)
j2 Global Communications Inc (a)(b)                                                  33,679                   891,820
                                                                                                 ---------------------

Lasers - Systems & Components (0.53%)
Coherent Inc (a)(b)                                                                  21,185                   651,439
Cymer Inc (a)(b)                                                                     25,170                 1,062,929
Electro Scientific Industries Inc (b)                                                19,726                   414,049
                                                                                                 ---------------------
                                                                                                            2,128,417
                                                                                                 ---------------------
Leisure & Recreation Products (0.30%)
K2 Inc (b)                                                                           33,439                   403,943
Multimedia Games Inc (a)(b)                                                          18,629                   193,183
WMS Industries Inc (a)(b)                                                            15,977                   633,648
                                                                                                 ---------------------
                                                                                                            1,230,774
                                                                                                 ---------------------
Life & Health Insurance (0.36%)
Delphi Financial Group                                                               29,264                 1,154,172
Life & Health Insurance
Presidential Life Corp                                                               14,582                   316,867
                                                                                                 ---------------------
                                                                                                            1,471,039
                                                                                                 ---------------------
Linen Supply & Related Items (0.18%)
Angelica Corp                                                                         6,435                   172,523
G&K Services Inc                                                                     14,518                   541,376
                                                                                                 ---------------------
                                                                                                              713,899
                                                                                                 ---------------------
Machinery - Construction & Mining (0.11%)
Astec Industries Inc (a)(b)                                                          12,765                   459,668
                                                                                                 ---------------------

Machinery - Electrical (0.49%)
Baldor Electric Co                                                                   25,997                   918,214
Regal-Beloit Corp                                                                    20,965                 1,054,959
                                                                                                 ---------------------
                                                                                                            1,973,173
                                                                                                 ---------------------
Machinery - Farm (0.06%)
Lindsay Corp (a)                                                                      7,881                   250,537
                                                                                                 ---------------------

Machinery - General Industry (1.86%)
Albany International Corp                                                            19,753                   670,417
Applied Industrial Technologies Inc                                                  25,283                   619,434
Gardner Denver Inc (b)                                                               35,591                 1,372,033
IDEX Corp                                                                            36,351                 1,886,617
Intevac Inc (a)(b)                                                                   14,337                   316,991
Manitowoc Co Inc/The                                                                 41,751                 2,165,207
Robbins & Myers Inc                                                                  11,378                   494,715
                                                                                                 ---------------------
                                                                                                            7,525,414
                                                                                                 ---------------------
Medical - Biomedical/Gene (0.91%)
Arqule Inc (a)(b)                                                                    19,156                   125,472
Cambrex Corp                                                                         18,135                   396,794
CryoLife Inc (b)                                                                     15,190                   127,748
Digene Corp (a)(b)                                                                   16,062                   826,390
Enzo Biochem Inc (a)(b)                                                              20,496                   304,160
Integra LifeSciences Holdings Corp (a)(b)                                            13,366                   575,406
Regeneron Pharmaceuticals Inc (a)(b)                                                 44,083                   876,811
Savient Pharmaceuticals Inc (a)(b)                                                   31,429                   469,235
                                                                                                 ---------------------
                                                                                                            3,702,016
                                                                                                 ---------------------
Medical - Drugs (0.37%)
Bradley Pharmaceuticals Inc (a)(b)                                                   11,136                   223,945
Sciele Pharma Inc (a)(b)                                                             19,856                   471,580
Viropharma Inc (a)(b)                                                                47,225                   804,242
                                                                                                 ---------------------
                                                                                                            1,499,767
                                                                                                 ---------------------
Medical - Generic Drugs (0.20%)
Alpharma Inc                                                                         29,010                   799,225
                                                                                                 ---------------------

Medical - HMO (0.88%)
AMERIGROUP Corp (a)(b)                                                               35,304                 1,280,123
Centene Corp (b)                                                                     29,262                   729,209
Sierra Health Services Inc (a)(b)                                                    38,716                 1,556,383
                                                                                                 ---------------------
                                                                                                            3,565,715
                                                                                                 ---------------------
Medical - Hospitals (0.23%)
United Surgical Partners International (a)(b)                                        30,243                   921,504
                                                                                                 ---------------------

Medical - Nursing Homes (0.20%)
Genesis HealthCare Corp (a)(b)                                                       13,319                   815,389
                                                                                                 ---------------------


Medical - Outpatient & Home Medical Care (0.41%)
Amedisys Inc (a)(b)                                                                  17,401                   562,389
Amsurg Corp (a)(b)                                                                   20,283                   446,226
Gentiva Health Services Inc (b)                                                      18,501                   366,320
Odyssey HealthCare Inc (b)                                                           23,288                   289,004
                                                                                                 ---------------------
                                                                                                            1,663,939
                                                                                                 ---------------------
Medical Information Systems (0.93%)
Allscripts Healthcare Solutions Inc (a)(b)                                           32,379                   990,797
Cerner Corp (a)(b)                                                                   43,963                 1,975,258
Dendrite International Inc (b)                                                       29,676                   323,765
Quality Systems Inc. (a)                                                             11,504                   488,115
                                                                                                 ---------------------
                                                                                                            3,777,935
                                                                                                 ---------------------
Medical Instruments (0.71%)
Arthrocare Corp (a)(b)                                                               18,280                   674,532
Conmed Corp (a)(b)                                                                   18,956                   458,735
Datascope Corp                                                                        8,557                   316,096
DJO Inc (b)                                                                          15,629                   647,041
Kensey Nash Corp (a)(b)                                                               7,934                   251,349
Possis Medical Inc (b)                                                               11,673                   157,352
SurModics Inc (a)(b)                                                                 10,813                   388,835
                                                                                                 ---------------------
                                                                                                            2,893,940
                                                                                                 ---------------------
Medical Laser Systems (0.32%)
Biolase Technology Inc (a)(b)                                                        16,050                   138,030
LCA-Vision Inc (a)                                                                   14,090                   545,565
Palomar Medical Technologies Inc (a)(b)                                              11,987                   596,473
                                                                                                 ---------------------
                                                                                                            1,280,068
                                                                                                 ---------------------
Medical Products (1.76%)
American Medical Systems Holdings Inc (a)(b)                                         48,084                   956,872
Cooper Cos Inc/The                                                                   30,186                 1,439,872
Cyberonics Inc (a)(b)                                                                14,671                   309,118
Haemonetics Corp/Mass (b)                                                            18,248                   880,284
Invacare Corp                                                                        21,617                   466,711
Mentor Corp (a)                                                                      28,574                 1,456,988
Osteotech Inc (b)                                                                    11,753                    64,406
PolyMedica Corp                                                                      15,284                   611,971
Viasys Healthcare Inc (b)                                                            22,215                   653,788
Vital Signs Inc                                                                       5,287                   274,924
                                                                                                 ---------------------
                                                                                                            7,114,934
                                                                                                 ---------------------
Metal - Aluminum (0.18%)
Century Aluminum Co (a)(b)                                                           15,621                   712,005
                                                                                                 ---------------------

Metal - Iron (0.50%)
Cleveland-Cliffs Inc                                                                 27,921                 1,526,162
Gibraltar Industries Inc                                                             20,227                   496,168
                                                                                                 ---------------------
                                                                                                            2,022,330
                                                                                                 ---------------------
Metal Processors & Fabrication (0.65%)
Kaydon Corp (a)                                                                      19,105                   823,425
Mueller Industries Inc                                                               25,086                   817,051
Quanex Corp                                                                          25,057                   981,984
                                                                                                 ---------------------
                                                                                                            2,622,460
                                                                                                 ---------------------
Metal Products - Distribution (0.08%)
AM Castle & Co                                                                        8,534                   213,350
Lawson Products                                                                       2,827                   125,491
                                                                                                 ---------------------
                                                                                                              338,841
                                                                                                 ---------------------

Miscellaneous Manufacturers (0.35%)
Aptargroup Inc                                                                       23,353                 1,424,767
                                                                                                 ---------------------

Multi-Line Insurance (0.12%)
United Fire & Casualty Co (a)                                                        14,236                   481,889
                                                                                                 ---------------------

Networking Products (0.79%)
Adaptec Inc (a)(b)                                                                   79,617                   286,621
Aeroflex Inc (b)                                                                     49,843                   596,123
Anixter International Inc (a)(b)                                                     22,908                 1,266,125
Black Box Corp                                                                       11,766                   483,347
Netgear Inc (a)(b)                                                                   22,864                   588,748
                                                                                                 ---------------------
                                                                                                            3,220,964
                                                                                                 ---------------------
Non-Ferrous Metals (0.42%)
Brush Engineered Materials Inc (a)(b)                                                13,648                   451,612
RTI International Metals Inc (a)(b)                                                  15,490                 1,266,308
                                                                                                 ---------------------
                                                                                                            1,717,920
                                                                                                 ---------------------
Non-Hazardous Waste Disposal (0.33%)
Waste Connections Inc (a)(b)                                                         30,706                 1,337,860
                                                                                                 ---------------------

Office Automation & Equipment (0.16%)
Global Imaging Systems Inc (a)(b)                                                    34,652                   667,051
                                                                                                 ---------------------

Office Furnishings - Original (0.13%)
Interface Inc                                                                        35,285                   537,038
                                                                                                 ---------------------

Office Supplies & Forms (0.24%)
John H Harland Co (a)                                                                17,317                   872,431
Standard Register Co/The                                                              8,432                   106,496
                                                                                                 ---------------------
                                                                                                              978,927
                                                                                                 ---------------------
Oil - Field Services (1.84%)
Helix Energy Solutions Group Inc (a)(b)                                              63,282                 2,035,782
Hornbeck Offshore Services Inc (a)(b)                                                16,804                   462,446
Oceaneering International Inc (a)(b)                                                 36,749                 1,450,483
SEACOR Holdings Inc (a)(b)                                                           14,435                 1,461,255
Tetra Technologies Inc (a)(b)                                                        48,728                 1,128,540
W-H Energy Services Inc (b)                                                          20,418                   926,569
                                                                                                 ---------------------
                                                                                                            7,465,075
                                                                                                 ---------------------
Oil & Gas Drilling (0.22%)
Atwood Oceanics Inc (b)                                                              18,307                   885,510
                                                                                                 ---------------------

Oil Company - Exploration & Production (1.96%)
Cabot Oil & Gas Corp                                                                 32,479                 2,106,588
Penn Virginia Corp                                                                   12,672                   928,604
Petroleum Development Corp (b)                                                       10,013                   512,966
St Mary Land & Exploration Co (a)                                                    37,199                 1,338,792
Stone Energy Corp (a)(b)                                                             18,965                   644,620
Swift Energy Co (a)(b)                                                               20,016                   887,509
Unit Corp (b)                                                                        31,370                 1,520,818
                                                                                                 ---------------------
                                                                                                            7,939,897
                                                                                                 ---------------------
Oil Field Machinery & Equipment (0.93%)
CARBO Ceramics Inc                                                                   13,723                   506,104
Dril-Quip Inc (b)                                                                    16,176                   601,747
Hydril (b)                                                                           13,009                 1,029,012
Lone Star Technologies Inc (b)                                                       20,984                 1,014,576

Oil Field Machinery & Equipment
Lufkin Industries Inc                                                                10,362                   620,166
                                                                                                 ---------------------
                                                                                                            3,771,605
                                                                                                 ---------------------
Oil Refining & Marketing (0.52%)
Frontier Oil Corp                                                                    74,788                 2,124,727
                                                                                                 ---------------------

Paper & Related Products (0.57%)
Buckeye Technologies Inc (b)                                                         25,530                   305,594
Caraustar Industries Inc (a)(b)                                                      19,713                   156,916
Neenah Paper Inc                                                                     10,021                   342,017
Pope & Talbot Inc (a)(b)                                                             11,071                    77,608
Rock-Tenn Co                                                                         22,336                   730,834
Schweitzer-Mauduit International Inc                                                 10,474                   254,413
Wausau Paper Corp                                                                    30,305                   431,543
                                                                                                 ---------------------
                                                                                                            2,298,925
                                                                                                 ---------------------
Physical Therapy & Rehabilitation Centers (0.04%)
RehabCare Group Inc (b)                                                              11,660                   176,999
                                                                                                 ---------------------

Physician Practice Management (0.79%)
Healthways Inc (a)(b)                                                                23,496                 1,066,953
Matria Healthcare Inc (a)(b)                                                         14,535                   401,602
Pediatrix Medical Group Inc (b)                                                      32,876                 1,727,305
                                                                                                 ---------------------
                                                                                                            3,195,860
                                                                                                 ---------------------
Poultry (0.08%)
Sanderson Farms Inc                                                                  10,747                   339,820
                                                                                                 ---------------------

Power Converter & Supply Equipment (0.19%)
Advanced Energy Industries Inc (b)                                                   23,996                   415,851
C&D Technologies Inc (a)                                                             17,385                    93,879
Magnetek Inc (b)                                                                     19,869                   103,716
Vicor Corp                                                                           13,242                   140,497
                                                                                                 ---------------------
                                                                                                              753,943
                                                                                                 ---------------------
Printing - Commercial (0.20%)
Bowne & Co Inc                                                                       19,678                   295,957
Consolidated Graphics Inc (a)(b)                                                      7,982                   494,884
                                                                                                 ---------------------
                                                                                                              790,841
                                                                                                 ---------------------
Property & Casualty Insurance (2.06%)
Infinity Property & Casualty Corp                                                    13,436                   642,778
LandAmerica Financial Group Inc                                                      12,021                   758,044
Philadelphia Consolidated Holding Co (a)(b)                                          38,676                 1,742,741
ProAssurance Corp (b)                                                                22,513                 1,143,435
RLI Corp                                                                             13,739                   760,316
Safety Insurance Group Inc                                                            9,665                   472,039
SCPIE Holdings Inc (a)(b)                                                             6,806                   178,181
Selective Insurance Group (a)                                                        19,446                 1,000,497
Stewart Information Services Corp                                                    12,353                   519,320
Zenith National Insurance Corp                                                       25,079                 1,146,110
                                                                                                 ---------------------
                                                                                                            8,363,461
                                                                                                 ---------------------
Publicly Traded Investment Fund (1.49%)
iShares S&P SmallCap 600 Index Fund (a)                                              89,688                 6,039,590
                                                                                                 ---------------------

Radio (0.09%)
Radio One Inc - Class D (b)                                                         52,191                   383,604
                                                                                                ---------------------

Recreational Vehicles (0.34%)
Arctic Cat Inc                                                                       8,449                   155,884

Recreational Vehicles
Polaris Industries Inc                                                              26,495                 1,238,906
                                                                                                ---------------------
                                                                                                           1,394,790
                                                                                                ---------------------
REITS - Apartments (0.81%)
Essex Property Trust Inc (a)                                                        15,829                 2,284,758
Mid-America Apartment Communities Inc                                               16,602                   998,112
                                                                                                ---------------------
                                                                                                           3,282,870
                                                                                                ---------------------
REITS - Diversified (1.11%)
Colonial Properties Trust                                                           31,215                 1,534,217
Entertainment Properties Trust                                                      17,948                 1,164,107
Lexington Realty Trust (a)                                                          46,618                   992,031
PS Business Parks Inc (a)                                                           10,827                   814,299
                                                                                                ---------------------
                                                                                                           4,504,654
                                                                                                ---------------------
REITS - Healthcare (0.50%)
LTC Properties Inc                                                                  14,051                   396,238
Medical Properties Trust Inc (a)                                                    27,247                   425,870
Senior Housing Properties Trust                                                     46,369                 1,204,667
                                                                                                ---------------------
                                                                                                           2,026,775
                                                                                                ---------------------
REITS - Mortgage (0.23%)
New Century Financial Corp (a)                                                      30,457                   921,933
                                                                                                ---------------------

REITS - Office Property (0.61%)
Kilroy Realty Corp                                                                  21,955                 1,906,572
Parkway Properties Inc/Md (a)                                                       10,086                   553,217
                                                                                                ---------------------
                                                                                                           2,459,789
                                                                                                ---------------------
REITS - Shopping Centers (0.37%)
Acadia Realty Trust (a)                                                             21,537                   553,286
Inland Real Estate Corp                                                             45,959                   929,291
                                                                                                ---------------------
                                                                                                           1,482,577
                                                                                                ---------------------
REITS - Single Tenant (0.23%)
National Retail Properties Inc                                                      40,018                   950,428
                                                                                                ---------------------

REITS - Storage (0.20%)
Sovran Self Storage Inc                                                             13,645                   818,700
                                                                                                ---------------------

REITS - Warehouse & Industrial (0.22%)
EastGroup Properties Inc                                                            16,044                   878,249
                                                                                                ---------------------

Rental - Auto & Equipment (0.24%)
Aaron Rents Inc                                                                     32,969                   973,245
                                                                                                ---------------------

Research & Development (0.29%)
Kendle International Inc (b)                                                         8,296                   322,217
Parexel International Corp (b)                                                      18,441                   603,943
PharmaNet Development Group Inc (a)(b)                                              12,485                   247,827
                                                                                                ---------------------
                                                                                                           1,173,987
                                                                                                ---------------------
Respiratory Products (0.52%)
Respironics Inc (b)                                                                 49,477                 2,107,720
                                                                                                ---------------------

Retail - Apparel & Shoe (2.07%)
Brown Shoe Co Inc                                                                   19,478                 1,058,629
Cato Corp/The                                                                       21,366                   482,231
Childrens Place Retail Stores Inc/The (a)(b)                                        15,815                   857,331
Christopher & Banks Corp (a)                                                        25,783                   458,422
Dress Barn Inc (a)(b)                                                               31,162                   700,210
Finish Line                                                                         28,327                   361,736

Retail - Apparel & Shoe
Genesco Inc (a)(b)                                                                  15,237                   600,185
HOT Topic Inc (a)(b)                                                                29,960                   311,884
JOS A Bank Clothiers Inc (a)(b)                                                     12,212                   378,083
Men's Wearhouse Inc (a)                                                             35,856                 1,539,657
Stage Stores Inc (a)                                                                19,741                   633,489
Stein Mart Inc (a)                                                                  18,309                   247,355
Tween Brands Inc (a)(b)                                                             21,670                   740,897
                                                                                                ---------------------
                                                                                                           8,370,109
                                                                                                ---------------------
Retail - Auto Parts (0.14%)
PEP Boys-Manny Moe & Jack (a)                                                       36,871                   564,495
                                                                                                ---------------------

Retail - Automobile (0.37%)
Group 1 Automotive Inc                                                              16,330                   865,490
Sonic Automotive Inc                                                                20,379                   638,882
                                                                                                ---------------------
                                                                                                           1,504,372
                                                                                                ---------------------
Retail - Bedding (0.16%)
Select Comfort Corp (a)(b)                                                          35,704                   658,382
                                                                                                ---------------------

Retail - Computer Equipment (0.16%)
Insight Enterprises Inc (b)                                                         32,771                   666,234
                                                                                                ---------------------

Retail - Convenience Store (0.22%)
Casey's General Stores Inc                                                          34,203                   872,861
                                                                                                ---------------------

Retail - Discount (0.17%)
Fred's Inc                                                                          27,126                   364,845
Tuesday Morning Corp (a)                                                            20,206                   336,632
                                                                                                ---------------------
                                                                                                             701,477
                                                                                                ---------------------
Retail - Drug Store (0.20%)
Longs Drug Stores Corp                                                              19,248                   827,664
                                                                                                ---------------------

Retail - Fabric Store (0.12%)
Hancock Fabrics Inc /DE (a)(b)                                                      12,974                    51,896
Jo-Ann Stores Inc (a)(b)                                                            16,550                   418,384
                                                                                                ---------------------
                                                                                                             470,280
                                                                                                ---------------------
Retail - Gardening Products (0.29%)
Tractor Supply Co (a)(b)                                                            23,466                 1,181,044
                                                                                                ---------------------

Retail - Home Furnishings (0.10%)
Cost Plus Inc (a)(b)                                                                14,970                   154,191
Haverty Furniture Cos Inc                                                           15,338                   234,825
                                                                                                ---------------------
                                                                                                             389,016
                                                                                                ---------------------
Retail - Jewelry (0.32%)
Movado Group Inc (a)                                                                13,781                   395,514
Zale Corp (a)(b)                                                                    32,936                   906,399
                                                                                                ---------------------
                                                                                                           1,301,913
                                                                                                ---------------------
Retail - Leisure Products (0.08%)
MarineMax Inc (b)                                                                   12,699                   306,808
                                                                                                ---------------------

Retail - Music Store (0.22%)
Guitar Center Inc (a)(b)                                                            19,878                   909,418
                                                                                                ---------------------

Retail - Office Supplies (0.12%)
School Specialty Inc (a)(b)                                                         12,573                   489,718
                                                                                                ---------------------

Retail - Pawn Shops (0.32%)
Cash America International Inc                                                      20,071                   857,232
First Cash Financial Services Inc (b)                                               18,598                   436,681
                                                                                                ---------------------
                                                                                                           1,293,913
                                                                                                ---------------------
Retail - Petroleum Products (0.22%)
World Fuel Services Corp                                                            19,219                   881,191
                                                                                                ---------------------

Retail - Restaurants (2.66%)
California Pizza Kitchen Inc (b)                                                    12,968                   462,309
CEC Entertainment Inc (b)                                                           22,565                   954,274
CKE Restaurants Inc                                                                 47,204                   933,223
Ihop Corp                                                                           10,637                   565,888
Jack in the Box Inc (b)                                                             22,796                 1,408,565
Landry's Restaurants Inc                                                            11,495                   344,275
O'Charleys Inc (a)(b)                                                               15,826                   336,144
Panera Bread Co (a)(b)                                                              21,437                 1,263,926
Papa John's International Inc (a)(b)                                                16,278                   449,598
PF Chang's China Bistro Inc (a)(b)                                                  18,058                   715,277
Rare Hospitality International Inc (a)(b)                                           23,095                   728,416
Red Robin Gourmet Burgers Inc (a)(b)                                                11,250                   402,188
Sonic Corp (b)                                                                      47,166                 1,047,557
Steak N Shake Co/The (a)(b)                                                         19,118                   337,242
Triarc Cos Inc (a)                                                                  42,190                   824,815
                                                                                                ---------------------
                                                                                                          10,773,697
                                                                                                ---------------------
Retail - Sporting Goods (0.17%)
Hibbett Sporting Goods Inc (b)                                                      21,512                   690,750
                                                                                                ---------------------

Retirement & Aged Care (0.27%)
Sunrise Senior Living Inc (a)(b)                                                    30,365                 1,085,852
                                                                                                ---------------------

Rubber & Plastic Products (0.08%)
Myers Industries Inc                                                                18,301                   315,143
                                                                                                ---------------------

Savings & Loans - Thrifts (1.34%)
Anchor Bancorp Wisconsin Inc                                                        12,253                   365,875
BankAtlantic Bancorp Inc                                                            31,077                   412,702
Bankunited Financial Corp (a)                                                       21,619                   596,468
Brookline Bancorp Inc                                                               41,744                   555,613
Dime Community Bancshares                                                           18,606                   249,879
Downey Financial Corp                                                               13,217                   945,544
FirstFed Financial Corp (a)(b)                                                      11,261                   776,446
Flagstar Bancorp Inc (a)                                                            26,293                   381,511
Franklin Bank Corp/Houston TX (a)(b)                                                15,971                   303,449
MAF Bancorp Inc (a)                                                                 18,933                   850,849
                                                                                                ---------------------
                                                                                                           5,438,336
                                                                                                ---------------------
Schools (0.09%)
Universal Technical Institute Inc (a)(b)                                            15,660                   370,359
                                                                                                ---------------------

Schools - Day Care (0.17%)
Bright Horizons Family Solutions Inc (b)                                            17,738                   694,797
                                                                                                ---------------------

Seismic Data Collection (0.16%)
Compagnie Generale de Geophysique SA ADR (b)                                             1                        38
Input/Output Inc (a)(b)                                                             47,656                   652,410
                                                                                                ---------------------
                                                                                                             652,448
                                                                                                ---------------------
Semiconductor Component - Integrated Circuits (0.23%)
Exar Corp (b)                                                                       24,903                   326,229

Semiconductor Component - Integrated Circuits
Pericom Semiconductor Corp (b)                                                      17,720                   176,669
Standard Microsystems Corp (b)                                                      15,017                   418,974
                                                                                                ---------------------
                                                                                                             921,872
                                                                                                ---------------------
Semiconductor Equipment (1.61%)
ATMI Inc (b)                                                                        23,667                   791,424
Axcelis Technologies Inc (b)                                                        68,665                   442,203
Brooks Automation Inc (b)                                                           51,079                   711,020
Cabot Microelectronics Corp (a)(b)                                                  16,240                   490,286
Cohu Inc (a)                                                                        15,331                   306,620
Kulicke & Soffa Industries Inc (a)(b)                                               38,679                   358,941
MKS Instruments Inc (a)(b)                                                          24,872                   543,951
Photronics Inc (b)                                                                  28,279                   471,128
Rudolph Technologies Inc (a)(b)                                                     16,877                   263,787
Ultratech Inc (a)(b)                                                                15,720                   190,841
Varian Semiconductor Equipment Associates Inc (b)                                   37,503                 1,543,248
Veeco Instruments Inc (a)(b)                                                        21,065                   404,237
                                                                                                ---------------------
                                                                                                           6,517,686
                                                                                                ---------------------
Software Tools (0.13%)
Altiris Inc (a)(b)                                                                  16,400                   536,772
                                                                                                ---------------------

Steel - Producers (1.07%)
Carpenter Technology Corp                                                           17,331                 2,029,460
Chaparral Steel Co                                                                  31,383                 1,609,320
Ryerson Inc (a)                                                                     17,798                   558,323
Steel Technologies Inc                                                               7,788                   144,468
                                                                                                ---------------------
                                                                                                           4,341,571
                                                                                                ---------------------
Steel - Specialty (0.03%)
Material Sciences Corp (b)                                                           8,612                   101,794
                                                                                                ---------------------

Steel Pipe & Tube (0.16%)
Valmont Industries Inc (a)                                                          11,619                   644,506
                                                                                                ---------------------

Storage & Warehousing (0.16%)
Mobile Mini Inc (a)(b)                                                              24,180                   642,946
                                                                                                ---------------------

Telecommunication Equipment (0.33%)
Applied Signal Technology Inc                                                        8,062                   117,786
Comtech Telecommunications Corp (a)(b)                                              15,646                   563,256
Ditech Networks Inc (b)                                                             22,087                   158,364
Network Equipment Technologies Inc (b)                                              17,081                   154,071
Symmetricom Inc (a)(b)                                                              31,288                   267,199
Tollgrade Communications Inc (b)                                                     9,293                    93,487
                                                                                                ---------------------
                                                                                                           1,354,163

                                                                                                ---------------------
Telecommunication Equipment - Fiber Optics (0.22%)
C-COR Inc (a)(b)                                                                    32,691                   447,540
Harmonic Inc (b)                                                                    50,624                   458,147
                                                                                                ---------------------
                                                                                                             905,687
                                                                                                ---------------------
Telecommunication Services (0.15%)
Commonwealth Telephone Enterprises Inc                                              14,305                   604,243
                                                                                                ---------------------

Telephone - Integrated (0.20%)
CT Communications Inc (a)                                                           13,575                   331,637
General Communication Inc (b)                                                       30,329                   468,887
                                                                                                ---------------------
                                                                                                             800,524
                                                                                                ---------------------
Therapeutics (0.28%)
MGI Pharma Inc (a)(b)                                                               53,505                 1,028,366
Therapeutics
Theragenics Corp (b)                                                                22,423                   110,994
                                                                                                ---------------------
                                                                                                           1,139,360
                                                                                                ---------------------
Tobacco (0.11%)
Alliance One International Inc (a)(b)                                               59,301                   454,839
                                                                                                ---------------------

Toys (0.09%)
Jakks Pacific Inc (a)(b)                                                            18,825                   381,583
                                                                                                ---------------------

Transport - Air Freight (0.20%)
EGL Inc (b)                                                                         21,512                   819,822
                                                                                                ---------------------

Transport - Marine (0.31%)
Kirby Corp (b)                                                                      35,884                 1,274,241
                                                                                                ---------------------

Transport - Rail (0.38%)
Kansas City Southern (a)(b)                                                         51,404                 1,545,204
                                                                                                ---------------------

Transport - Services (0.35%)
Bristow Group Inc (a)(b)                                                            15,924                   594,761
HUB Group Inc (b)                                                                   26,946                   804,608
                                                                                                ---------------------
                                                                                                           1,399,369
                                                                                                ---------------------
Transport - Truck (1.20%)
Arkansas Best Corp                                                                  16,917                   646,568
Forward Air Corp (a)                                                                20,648                   647,934
Heartland Express Inc                                                               39,960                   676,523
Knight Transportation Inc (a)                                                       39,052                   734,178
Landstar System Inc (a)                                                             38,557                 1,630,575
Old Dominion Freight Line (b)                                                       18,955                   526,570
                                                                                                ---------------------
                                                                                                           4,862,348
                                                                                                ---------------------
Veterinary Products (0.05%)
PetMed Express Inc (a)(b)                                                           16,413                   194,002
                                                                                                ---------------------

Vitamins & Nutrition Products (0.61%)
Mannatech Inc (a)                                                                   10,738                   173,204
NBTY Inc (b)                                                                        38,272                 1,984,403
USANA Health Sciences Inc (a)(b)                                                     6,147                   326,283
                                                                                                ---------------------
                                                                                                           2,483,890
                                                                                                ---------------------
Water (0.11%)
American States Water Co (a)                                                        11,549                   452,605
                                                                                                ---------------------

Web Portals (0.15%)
United Online Inc (a)                                                               44,421                   623,671
                                                                                                ---------------------

Wire & Cable Products (0.31%)
Belden CDT Inc (a)                                                                  29,448                 1,273,626
                                                                                                ---------------------

Wireless Equipment (0.19%)
Novatel Wireless Inc (a)(b)                                                         20,315                   229,356
Viasat Inc (a)(b)                                                                   16,501                   544,038
                                                                                                ---------------------
                                                                                                             773,394
                                                                                                ---------------------
X-Ray Equipment (0.49%)
Hologic Inc (a)(b)                                                                  35,722                 1,984,357
                                                                                                ---------------------
TOTAL COMMON STOCKS                                                                          $           404,905,884
                                                                                                ---------------------

                                                                             Principal
                                                                               Amount                  Value
                                                                        - ----------------- --- ---------------------
SHORT TERM INVESTMENTS (0.09%)
Commercial Paper (0.09%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (b)                                                               379,822                   379,822
                                                                                                ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $               379,822
                                                                                                ---------------------
MONEY MARKET FUNDS (27.77%)
Money Center Banks (27.77%)
BNY Institutional Cash Reserve Fund (c)                                        112,559,000               112,559,000
                                                                                                ---------------------
TOTAL MONEY MARKET FUNDS                                                                     $           112,559,000
                                                                                                ---------------------
Total Investments                                                                            $           517,844,706
Liabilities in Excess of Other Assets, Net - (27.77)%                                                  (112,557,570)
                                                                                                ---------------------
TOTAL NET ASSETS - 100.00%                                                                   $           405,287,136
                                                                                                =====================
                                                                                                ---------------------

                                                                                                =====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $            82,123,544
Unrealized Depreciation                                   (20,413,661)
                                                  ---------------------
Net Unrealized Appreciation (Depreciation)                  61,709,883
Cost for federal income tax purposes                       456,134,823


Portfolio Summary (unaudited)
------------------------------------------------- ---------------------
Sector                                                         Percent
------------------------------------------------- ---------------------
Financial                                                       43.62%
Industrial                                                      18.85%
Consumer, Non-cyclical                                          18.20%
Consumer, Cyclical                                              17.18%
Technology                                                       9.17%
Energy                                                           6.12%
Utilities                                                        4.91%
Basic Materials                                                  4.28%
Communications                                                   3.86%
Funds                                                            1.49%
Mortgage Securities                                              0.09%
Liabilities in Excess of Other Assets, Net                   (-27.77%)
                                                  ---------------------
TOTAL NET ASSETS                                               100.00%
                                                  =====================


Schedule of Investments
January 31, 2007 (unaudited)
SmallCap Value Fund
                                                                                   Shares
                                                                                    Held                   Value
                                                                              ----------------- --- ---------------------
COMMON STOCKS (92.29%)
Advertising Services (0.69%)
inVentiv Health Inc (a)                                                                106,660   $             3,742,699
                                                                                                    ---------------------

Aerospace & Defense (0.68%)
Esterline Technologies Corp (a)                                                         92,620                 3,702,021
                                                                                                    ---------------------

Aerospace & Defense Equipment (1.40%)
BE Aerospace Inc (a)                                                                   139,630                 4,158,181
Moog Inc (a)                                                                            88,597                 3,454,397
                                                                                                    ---------------------
                                                                                                               7,612,578
                                                                                                    ---------------------
Airlines (0.48%)
Alaska Air Group Inc (a)                                                                61,240                 2,624,134
                                                                                                    ---------------------

Apparel Manufacturers (0.74%)
Phillips-Van Heusen                                                                     72,820                 4,016,023
                                                                                                    ---------------------

Auto Repair Centers (0.62%)
Monro Muffler Inc                                                                       88,786                 3,350,784
                                                                                                    ---------------------

Auto/Truck Parts & Equipment - Original (0.73%)
Accuride Corp (a)                                                                       67,600                   758,472
Modine Manufacturing Co                                                                122,470                 3,203,815
                                                                                                    ---------------------
                                                                                                               3,962,287
                                                                                                    ---------------------
Auto/Truck Parts & Equipment - Replacement (0.57%)
Aftermarket Technology Corp (a)                                                        143,897                 3,102,419
                                                                                                    ---------------------

Building - Heavy Construction (0.29%)
Granite Construction Inc                                                                29,510                 1,580,556
                                                                                                    ---------------------

Building Products - Cement & Aggregate (0.45%)
Texas Industries Inc                                                                    33,312                 2,445,767
                                                                                                    ---------------------

Building Products - Light Fixtures (0.67%)
Genlyte Group Inc (a)                                                                   48,380                 3,665,753
                                                                                                    ---------------------

Chemicals - Diversified (0.59%)
FMC Corp                                                                                41,230                 3,209,755
                                                                                                    ---------------------

Chemicals - Specialty (1.95%)
Arch Chemicals Inc                                                                     117,759                 3,972,011
Cytec Industries Inc                                                                    46,810                 2,725,278
HB Fuller Co                                                                           151,150                 3,910,251
                                                                                                    ---------------------
                                                                                                              10,607,540
                                                                                                    ---------------------
Circuit Boards (0.30%)
Park Electrochemical Corp                                                               60,119                 1,604,576
                                                                                                    ---------------------

Commercial Banks (12.09%)
Alabama National Bancorporation                                                         56,743                 3,990,168
Bancfirst Corp                                                                          82,672                 4,023,646
Capital Corp of the West                                                                78,991                 2,440,822

Commercial Banks
City Holding Co                                                                         73,356                 2,941,576
Columbia Banking System Inc                                                            186,241                 6,352,681
Community Bancorp/NV (a)                                                                54,545                 1,825,621
Community Trust Bancorp Inc                                                            131,051                 5,124,094
First State Bancorporation/NM                                                          162,504                 3,757,092
FirstMerit Corp                                                                          2,091                    47,089
FNB Corp/PA                                                                              9,978                   175,513
Greene County Bancshares Inc                                                            86,801                 3,186,465
Hanmi Financial Corp                                                                   201,061                 4,117,729
IBERIABANK Corp                                                                         27,172                 1,566,466
Placer Sierra Bancshares                                                                30,650                   842,569
Southwest Bancorp Inc/Stillwater OK                                                     57,257                 1,525,326
Sterling Bancshares Inc/TX                                                             346,770                 4,178,579
Sterling Financial Corp/WA                                                             157,398                 5,220,892
Taylor Capital Group Inc                                                               118,725                 4,507,988
Trico Bancshares                                                                       142,790                 3,849,618
Trustco Bank Corp NY                                                                    46,122                   485,203
United Community Banks Inc/GA                                                           83,818                 2,737,496
USB Holding Co Inc                                                                     127,300                 2,934,265
                                                                                                    ---------------------
                                                                                                              65,830,898
                                                                                                    ---------------------
Commercial Services (0.54%)
ICT Group Inc (a)                                                                      102,650                 2,927,578
                                                                                                    ---------------------

Computers - Integrated Systems (0.46%)
Radisys Corp (a)                                                                       149,863                 2,519,197
                                                                                                    ---------------------

Computers - Memory Devices (0.67%)
Imation Corp                                                                            83,420                 3,629,604
                                                                                                    ---------------------

Consumer Products - Miscellaneous (0.56%)
Central Garden and Pet Co (a)                                                           67,870                 3,039,897
                                                                                                    ---------------------

Decision Support Software (0.54%)
SPSS Inc (a)                                                                            95,259                 2,954,934
                                                                                                    ---------------------

Distribution & Wholesale (1.16%)
Central European Distribution Corp (a)                                                 140,530                 4,144,230
Watsco Inc                                                                              42,740                 2,180,595
                                                                                                    ---------------------
                                                                                                               6,324,825
                                                                                                    ---------------------
Diversified Manufacturing Operations (0.88%)
Actuant Corp                                                                            53,970                 2,687,166
AO Smith Corp                                                                           54,770                 2,100,430
                                                                                                    ---------------------
                                                                                                               4,787,596
                                                                                                    ---------------------
Electric - Integrated (2.71%)
Idacorp Inc                                                                            139,560                 5,156,742
UIL Holdings Corp                                                                      145,290                 5,638,705
WPS Resources Corp                                                                      74,390                 3,946,389
                                                                                                    ---------------------
                                                                                                              14,741,836
                                                                                                    ---------------------
Electronic Components - Miscellaneous (1.21%)
Bel Fuse Inc                                                                            71,536                 2,323,490
Benchmark Electronics Inc (a)                                                          102,965                 2,332,157
Plexus Corp (a)                                                                        114,530                 1,924,104
                                                                                                    ---------------------
                                                                                                               6,579,751
                                                                                                    ---------------------
Electronic Measurement Instruments (0.68%)
LeCroy Corp (a)                                                                         33,262                   311,000

Electronic Measurement Instruments
Tektronix Inc                                                                          120,640                 3,410,493
                                                                                                    ---------------------
                                                                                                               3,721,493
                                                                                                    ---------------------
Enterprise Software & Services (1.57%)
Lawson Software Inc (a)                                                                450,786                 3,385,403
Mantech International Corp (a)                                                          93,633                 3,194,758
SYNNEX Corp (a)                                                                        101,320                 1,945,344
                                                                                                    ---------------------
                                                                                                               8,525,505
                                                                                                    ---------------------
E-Services - Consulting (0.51%)
WebSideStory Inc (a)                                                                   194,650                 2,785,442
                                                                                                    ---------------------

Finance - Credit Card (0.78%)
Advanta Corp - B Shares                                                                 91,498                 4,246,422
                                                                                                    ---------------------

Finance - Investment Banker & Broker (0.05%)
KBW Inc (a)                                                                              8,704                   253,722
                                                                                                    ---------------------

Finance - Leasing Company (0.12%)
Marlin Business Services Corp (a)                                                       26,665                   624,761
                                                                                                    ---------------------

Food - Miscellaneous/Diversified (1.44%)
B&G Foods Inc                                                                           87,011                 1,848,984
Chiquita Brands International Inc                                                      133,220                 2,114,202
Ralcorp Holdings Inc (a)                                                                70,160                 3,882,654
                                                                                                    ---------------------
                                                                                                               7,845,840
                                                                                                    ---------------------
Footwear & Related Apparel (0.39%)
Steven Madden Ltd                                                                       71,985                 2,139,394
                                                                                                    ---------------------

Gambling (Non-Hotel) (0.47%)
Pinnacle Entertainment Inc (a)                                                          74,030                 2,556,256
                                                                                                    ---------------------

Gas - Distribution (1.78%)
Atmos Energy Corp                                                                      168,020                 5,248,945
Southwest Gas Corp                                                                     113,260                 4,445,455
                                                                                                    ---------------------
                                                                                                               9,694,400
                                                                                                    ---------------------
Golf (0.51%)
Callaway Golf Co                                                                       169,590                 2,801,627
                                                                                                    ---------------------

Home Furnishings (0.79%)
Furniture Brands International Inc                                                     131,579                 2,193,422
Sealy Corp                                                                             139,740                 2,097,497
                                                                                                    ---------------------
                                                                                                               4,290,919
                                                                                                    ---------------------
Human Resources (1.83%)
Cross Country Healthcare Inc (a)                                                        84,828                 1,913,719
Korn/Ferry International (a)                                                           177,750                 4,244,670
MPS Group Inc (a)                                                                      255,066                 3,820,889
                                                                                                    ---------------------
                                                                                                               9,979,278
                                                                                                    ---------------------
Instruments - Scientific (0.48%)
Varian Inc (a)                                                                          48,910                 2,617,174
                                                                                                    ---------------------

Internet Infrastructure Software (0.25%)
TIBCO Software Inc (a)                                                                 148,020                 1,373,626
                                                                                                    ---------------------

Leisure & Recreation Products (1.13%)
K2 Inc (a)                                                                             180,180                 2,176,574

Leisure & Recreation Products
WMS Industries Inc (a)                                                                 100,800                 3,997,728
                                                                                                    ---------------------
                                                                                                               6,174,302
                                                                                                    ---------------------
Machinery - Electrical (0.81%)
Regal-Beloit Corp                                                                       87,710                 4,413,567
                                                                                                    ---------------------

Machinery - General Industry (0.68%)
Gardner Denver Inc (a)                                                                  96,584                 3,723,313
                                                                                                    ---------------------

Medical - Biomedical/Gene (0.46%)
PDL BioPharma Inc (a)                                                                  121,100                 2,483,761
                                                                                                    ---------------------

Medical - Drugs (0.49%)
Viropharma Inc (a)                                                                     158,156                 2,693,397
                                                                                                    ---------------------

Medical Instruments (0.30%)
Symmetry Medical Inc (a)                                                               119,800                 1,650,844
                                                                                                    ---------------------

Medical Products (1.53%)
Cooper Cos Inc/The                                                                      47,700                 2,275,290
Haemonetics Corp/Mass (a)                                                               72,241                 3,484,906
Syneron Medical Ltd (a)                                                                103,860                 2,554,956
                                                                                                    ---------------------
                                                                                                               8,315,152
                                                                                                    ---------------------
Miscellaneous Manufacturers (0.29%)
Arctic Glacier Income Fund (a)                                                         148,351                 1,594,773
                                                                                                    ---------------------

Multi-Line Insurance (0.76%)
United Fire & Casualty Co                                                              122,163                 4,135,218
                                                                                                    ---------------------

Multimedia (0.57%)
Journal Communications Inc                                                             231,345                 3,116,217
                                                                                                    ---------------------

Office Supplies & Forms (0.59%)
Ennis Inc                                                                              127,340                 3,207,695
                                                                                                    ---------------------

Oil - Field Services (1.67%)
Global Industries Ltd (a)                                                              184,359                 2,483,316
Hornbeck Offshore Services Inc (a)                                                      84,620                 2,328,742
Oil States International Inc (a)                                                        94,499                 2,723,461
W-H Energy Services Inc (a)                                                             34,600                 1,570,148
                                                                                                    ---------------------
                                                                                                               9,105,667
                                                                                                    ---------------------
Oil & Gas Drilling (0.25%)
Atwood Oceanics Inc (a)                                                                 28,310                 1,369,355
                                                                                                    ---------------------

Oil Company - Exploration & Production (2.60%)
Berry Petroleum Co                                                                      97,047                 3,012,339
Penn Virginia Corp                                                                      33,870                 2,481,993
St Mary Land & Exploration Co                                                           83,170                 2,993,288
W&T Offshore Inc                                                                        76,490                 2,349,773
Whiting Petroleum Corp (a)                                                              72,556                 3,306,377
                                                                                                    ---------------------
                                                                                                              14,143,770
                                                                                                    ---------------------
Paper & Related Products (1.67%)
Glatfelter                                                                             207,530                 3,359,911
Rock-Tenn Co                                                                           104,160                 3,408,115
Schweitzer-Mauduit International Inc                                                    95,500                 2,319,695
                                                                                                    ---------------------
                                                                                                               9,087,721

                                                                                                    ---------------------

Physician Practice Management (0.45%)
Pediatrix Medical Group Inc (a)                                                         46,258                 2,430,395
                                                                                                    ---------------------

Printing - Commercial (0.54%)
Consolidated Graphics Inc (a)                                                           47,579                 2,949,898
                                                                                                    ---------------------

Private Corrections (0.82%)
Geo Group Inc/The (a)                                                                  101,860                 4,463,505
                                                                                                    ---------------------

Property & Casualty Insurance (4.75%)
American Physicians Capital Inc (a)                                                    129,895                 5,026,936
Argonaut Group Inc (a)                                                                  93,321                 3,129,986
CRM Holdings Ltd (a)                                                                    99,103                   851,295
Darwin Professional Underwriters Inc (a)                                               156,485                 3,599,155
EMC Insurance Group Inc                                                                 23,920                   804,430
Navigators Group Inc (a)                                                                 1,743                    83,298
Selective Insurance Group                                                               43,572                 2,241,779
State Auto Financial Corp                                                               41,348                 1,330,579
United America Indemnity Ltd (a)                                                       161,390                 3,892,727
Zenith National Insurance Corp                                                         106,731                 4,877,607
                                                                                                    ---------------------
                                                                                                              25,837,792
                                                                                                    ---------------------
Publishing - Periodicals (0.44%)
Playboy Enterprises Inc (a)                                                            216,271                 2,387,632
                                                                                                    ---------------------

Recreational Centers (0.60%)
Life Time Fitness Inc (a)                                                               60,293                 3,267,881
                                                                                                    ---------------------

REITS - Apartments (0.51%)
Post Properties Inc                                                                     57,760                 2,801,360
                                                                                                    ---------------------

REITS - Diversified (1.22%)
Entertainment Properties Trust                                                         102,023                 6,617,212
                                                                                                    ---------------------

REITS - Hotels (1.55%)
Equity Inns Inc                                                                            887                    14,636
LaSalle Hotel Properties                                                                73,350                 3,492,193
Winston Hotels Inc                                                                     355,610                 4,953,647
                                                                                                    ---------------------
                                                                                                               8,460,476
                                                                                                    ---------------------
REITS - Mortgage (3.57%)
Arbor Realty Trust Inc                                                                 205,740                 6,565,163
Deerfield Triarc Capital Corp                                                          374,938                 6,261,465
Gramercy Capital Corp/New York                                                         183,520                 6,630,578
                                                                                                    ---------------------
                                                                                                              19,457,206
                                                                                                    ---------------------
REITS - Office Property (0.43%)
Alexandria Real Estate Equities Inc                                                     21,570                 2,337,325
                                                                                                    ---------------------

REITS - Shopping Centers (2.16%)
Inland Real Estate Corp                                                                295,271                 5,970,379
Urstadt Biddle Properties Inc                                                          297,690                 5,784,117
                                                                                                    ---------------------
                                                                                                              11,754,496
                                                                                                    ---------------------
REITS - Single Tenant (0.81%)
Agree Realty Corp                                                                      122,830                 4,415,738
                                                                                                    ---------------------

Rental - Auto & Equipment (0.62%)
Dollar Thrifty Automotive Group (a)                                                     72,050                 3,395,717
                                                                                                    ---------------------


Resorts & Theme Parks (0.50%)
Vail Resorts Inc (a)                                                                    58,790                 2,719,037
                                                                                                    ---------------------

Retail - Apparel & Shoe (1.95%)
Charlotte Russe Holding Inc (a)                                                        101,750                 3,108,463
Childrens Place Retail Stores Inc/The (a)                                               37,340                 2,024,201
Stage Stores Inc                                                                       104,165                 3,342,655
United Retail Group Inc (a)                                                            162,577                 2,126,507
                                                                                                    ---------------------
                                                                                                              10,601,826
                                                                                                    ---------------------
Retail - Automobile (0.46%)
Sonic Automotive Inc                                                                    80,690                 2,529,632
                                                                                                    ---------------------

Retail - Convenience Store (0.61%)
Pantry Inc/The (a)                                                                      68,472                 3,342,118
                                                                                                    ---------------------

Retail - Home Furnishings (0.40%)
Haverty Furniture Cos Inc                                                              141,500                 2,166,365
                                                                                                    ---------------------

Retail - Petroleum Products (0.62%)
World Fuel Services Corp                                                                73,400                 3,365,390
                                                                                                    ---------------------

Retail - Restaurants (1.56%)
CKE Restaurants Inc                                                                    121,580                 2,403,637
Morton's Restaurant Group Inc (a)                                                      177,328                 3,317,807
Rare Hospitality International Inc (a)                                                  88,114                 2,779,115
                                                                                                    ---------------------
                                                                                                               8,500,559
                                                                                                    ---------------------
Satellite Telecommunications (0.81%)
Asia Satellite Telecommunications Holdi ADR                                            248,881                 4,417,638
                                                                                                    ---------------------

Savings & Loans - Thrifts (1.72%)
Bankunited Financial Corp                                                               49,500                 1,365,705
Dime Community Bancshares                                                                7,800                   104,754
PFF Bancorp Inc                                                                        122,800                 4,159,236
WSFS Financial Corp                                                                     53,779                 3,731,725
                                                                                                    ---------------------
                                                                                                               9,361,420

                                                                                                    ---------------------
Semiconductor Component - Integrated Circuits (1.04%)
Cirrus Logic Inc (a)                                                                   361,490                 2,682,256
Emulex Corp (a)                                                                        167,030                 2,964,782
                                                                                                    ---------------------
                                                                                                               5,647,038

                                                                                                    ---------------------
Semiconductor Equipment (0.91%)
Entegris Inc (a)                                                                       320,259                 3,436,379
Veeco Instruments Inc (a)                                                               78,110                 1,498,931
                                                                                                    ---------------------
                                                                                                               4,935,310
                                                                                                    ---------------------
Software Tools (0.22%)
Altiris Inc (a)                                                                         37,110                 1,214,610
                                                                                                    ---------------------

Steel - Producers (1.56%)
Carpenter Technology Corp                                                               24,070                 2,818,597
Chaparral Steel Co                                                                      75,249                 3,858,769
Claymont Steel Holdings Inc (a)                                                         96,858                 1,806,401
                                                                                                    ---------------------
                                                                                                               8,483,767
                                                                                                    ---------------------
Telecommunication Equipment (2.13%)
Andrew Corp (a)                                                                        288,629                 3,065,240
Arris Group Inc (a)                                                                    246,050                 3,498,831
CommScope Inc (a)                                                                       83,720                 2,704,993

Telecommunication Equipment
Comtech Telecommunications Corp (a)                                                     65,290                 2,350,440
                                                                                                    ---------------------
                                                                                                              11,619,504
                                                                                                    ---------------------
Telecommunication Services (1.31%)
Iowa Telecommunications Services Inc                                                   168,161                 3,380,036
USA Mobility Inc                                                                       184,566                 3,746,690
                                                                                                    ---------------------
                                                                                                               7,126,726
                                                                                                    ---------------------
Transport - Marine (0.73%)
D/S Torm A/S ADR                                                                        62,700                 4,000,260
                                                                                                    ---------------------

Transport - Services (0.51%)
HUB Group Inc (a)                                                                       92,350                 2,757,571
                                                                                                    ---------------------

Transport - Truck (0.35%)
Old Dominion Freight Line (a)                                                           68,390                 1,899,874
                                                                                                    ---------------------
TOTAL COMMON STOCKS                                                                              $           502,498,897
                                                                                                    ---------------------
                                                                                 Principal
                                                                                   Amount                  Value
                                                                              ----------------- --- ---------------------
SHORT TERM INVESTMENTS (2.79%)
Commercial Paper (2.79%)
Investment in Joint Trading Account; General Electric Capital
5.26%, 2/ 1/2007                                                                    15,214,671                15,214,671
                                                                                                    ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $            15,214,671
                                                                                                    ---------------------
MONEY MARKET FUNDS (14.71%)
Money Center Banks (14.71%)
BNY Institutional Cash Reserve Fund (b)                                             80,063,000                80,063,000
                                                                                                    ---------------------
TOTAL MONEY MARKET FUNDS                                                                         $            80,063,000
                                                                                                    ---------------------
Total Investments                                                                                $           597,776,568
Liabilities in Excess of Other Assets, Net - (9.79)%                                                        (53,302,239)
                                                                                                    ---------------------
TOTAL NET ASSETS - 100.00%                                                                       $           544,474,329
                                                                                                    =====================
                                                                                                    ---------------------

                                                                                                    =====================

(a)  Non-Income Producing Security
(b)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $            44,302,362
Unrealized Depreciation                                      (9,541,281)
                                                    ---------------------
Net Unrealized Appreciation (Depreciation)                    34,761,081
Cost for federal income tax purposes                         563,015,487


Portfolio Summary (unaudited)
--------------------------------------------------- ---------------------
Sector                                                           Percent
--------------------------------------------------- ---------------------
Financial                                                         48.01%
Consumer, Cyclical                                                13.68%
Consumer, Non-cyclical                                            10.79%
Industrial                                                        10.41%
Communications                                                     6.72%
Basic Materials                                                    5.77%
Technology                                                         5.40%
Energy                                                             4.52%
Utilities                                                          4.49%
Liabilities in Excess of Other Assets, Net                      (-9.79%)
                                                    ---------------------
TOTAL NET ASSETS                                                 100.00%
                                                    =====================


Schedule of Investments
January 31, 2007 (unaudited)
Tax-Exempt Bond Fund I
                                                                                   Principal
                                                                                     Amount                  Value
                                                                                ----------------- --- ---------------------
TAX-EXEMPT BONDS (106.59%)
Alabama (1.54%)
Birmingham Baptist Medical Centers Special
Care Facilities Financing Authority
5.00%, 11/15/2030                                                            $         1,000,000   $             1,016,280
Montgomery County Public Facilities Authority/AL  MBIA
5.00%, 3/ 1/2031                                                                       2,000,000                 2,102,740
University of Alabama/AL
5.00%, 9/ 1/2036 (a)                                                                   2,000,000                 2,062,920
                                                                                                      ---------------------
                                                                                                                 5,181,940
                                                                                                      ---------------------
Alaska (3.10%)
City of Anchorage AK
6.38%, 1/ 1/2020                                                                       2,000,000                 2,153,840
City of Anchorage AK  MBIA
6.50%, 12/ 1/2013                                                                      1,235,000                 1,424,313
Northern TOB Securitization Corp/AK
4.63%, 6/ 1/2023                                                                       1,000,000                   989,320
5.00%, 6/ 1/2046                                                                       1,000,000                 1,004,200
State of Alaska  AMBAC
5.25%, 10/ 1/2027                                                                      4,500,000                 4,831,965
                                                                                                      ---------------------
                                                                                                                10,403,638
                                                                                                      ---------------------
Arizona (2.01%)
Arizona State University/AZ AMBAC  AMBAC
5.25%, 9/ 1/2024                                                                       1,500,000                 1,601,325
Arizona Tourism & Sports Authority  MBIA
5.38%, 7/ 1/2019                                                                       2,000,000                 2,173,060
Maricopa County AZ
5.00%, 4/ 1/2035                                                                       1,000,000                 1,016,700
Pima County Industrial Development Authority Education Revenue
5.75%, 7/ 1/2036                                                                         100,000                   100,427
Pima County Industrial Development Authority Education Revenue
Choice Education and Development Corp
6.25%, 6/ 1/2026                                                                         160,000                   164,653
Pima County Industrial Development Authority Education Revenue
Paragon Management Inc
6.00%, 6/ 1/2036                                                                         160,000                   162,958
University Medical Center Corp/AZ
5.00%, 7/ 1/2035                                                                       1,500,000                 1,525,710
                                                                                                      ---------------------
                                                                                                                 6,744,833
                                                                                                      ---------------------
Arkansas (0.32%)
University of Arkansas FGIC
5.00%, 3/ 1/2021                                                                       1,000,000                 1,062,970
                                                                                                      ---------------------

California (11.77%)
California County TOB Securitization Agency
5.13%, 6/ 1/2038                                                                       1,000,000                 1,015,860
California Health Facilities Financing Authority/CA
5.00%, 11/15/2034 (a)                                                                  2,000,000                 2,063,000
5.00%, 4/ 1/2037                                                                       1,000,000                 1,032,600
California State Department of Water Resources  MBIA-IBC
5.25%, 5/ 1/2020 (a)                                                                   6,000,000                 6,492,180
California State Public Works Board
5.00%, 4/ 1/2030                                                                       1,175,000                 1,227,640
California Statewide Communities Development Authority
5.00%, 3/ 1/2035                                                                       1,000,000                 1,026,030

California
California Statewide Communities Development Authority  Kaiser Permanente
3.85%, 11/ 1/2029                                                                      1,000,000                   986,390
Clovis Public Financing Authority MBIA
5.25%, 8/ 1/2030                                                                       2,000,000                 2,156,220
East Side Union High School District - Santa Clara County/CA MBIA
5.10%, 2/ 1/2019                                                                       1,000,000                 1,101,020
Foothill Eastern Transportation Corridor Agency/CA  MBIA
0.00%, 1/15/2018 (b)                                                                   2,000,000                 1,152,960
Fremont Unified School District/Alameda County CA  FGIC
5.00%, 8/ 1/2025                                                                       1,000,000                 1,050,320
Golden State Tobacco Securitization Corp/CA
5.00%, 6/ 1/2045                                                                       1,000,000                 1,032,260
Golden State Tobacco Securitization Corp/CA FGIC
5.50%, 6/ 1/2043                                                                         500,000                   546,920
Independent Cities Lease Finance Authority Mobile Home Park Revenue
Millenium Housing Corp
5.85%, 5/15/2041                                                                         100,000                   102,539
Jurupa Unified School District  FGIC
5.13%, 8/ 1/2022                                                                       2,700,000                 2,841,831
Los Angeles County Public Works Financing Authority MBIA
5.00%, 12/ 1/2027                                                                      1,000,000                 1,054,700
Los Angeles Regional Airports Improvement Corporation Lease Revenue
7.50%, 12/ 1/2024                                                                        100,000                   115,214
Placentia-Yorba Linda Unified School District/CA FGIC
5.00%, 10/ 1/2030                                                                      2,000,000                 2,100,280
San Diego Redevelopment Agency/CA XL Capital Ltd  XLCA
5.00%, 9/ 1/2023                                                                       1,775,000                 1,866,341
San Joaquin Hills Transportation Corridor Agency/CA  MBIA
0.00%, 1/15/2034 (b)                                                                   7,000,000                 2,081,660
State of California
5.25%, 11/ 1/2025                                                                      2,000,000                 2,131,860
5.00%, 3/ 1/2027                                                                       2,000,000                 2,101,220
5.50%, 4/ 1/2028                                                                       2,000,000                 2,213,520
Tobacco Securitization Authority of Northern California/CA
5.38%, 6/ 1/2038                                                                       1,000,000                 1,038,350
Tobacco Securitization Authority of Southern California/CA
5.00%, 6/ 1/2037                                                                       1,000,000                 1,007,870
                                                                                                      ---------------------
                                                                                                                39,538,785
                                                                                                      ---------------------
Colorado (2.57%)
Colorado Health Facilities Authority
5.00%, 12/ 1/2035                                                                      1,250,000                 1,263,262
Colorado Housing & Finance Authority/CO
4.625%, 11/ 1/2036 (a)                                                                 4,000,000                 3,895,640
Fort Collins CO AMBAC
5.38%, 6/ 1/2023                                                                       2,275,000                 2,451,017
Park Creek Metropolitan District/CO
5.50%, 12/ 1/2030                                                                        500,000                   530,435
Salida Hospital District
5.25%, 10/ 1/2036                                                                        500,000                   504,870
                                                                                                      ---------------------
                                                                                                                 8,645,224
                                                                                                      ---------------------
Connecticut (0.49%)
State of Connecticut  ACA
6.60%, 7/ 1/2024                                                                       1,500,000                 1,631,910
                                                                                                      ---------------------

District of Columbia (0.17%)
District of Columbia Water & Sewer Authority  FSA
5.50%, 10/ 1/2017                                                                        500,000                   562,955
                                                                                                      ---------------------


Florida (6.20%)
Amelia Walk Community Development District
5.50%, 5/ 1/2037                                                                         100,000                   101,512
Bay Laurel Center Community Development
5.45%, 5/ 1/2037                                                                         500,000                   505,020
County of Miami-Dade FL FGIC
3.63%, 10/ 5/2022                                                                      1,000,000                 1,000,000
County of Orange FL AMBAC
5.50%, 10/ 1/2032                                                                      3,000,000                 3,238,500
Escambia County Health Facilities Authority  AMBAC
5.95%, 7/ 1/2020                                                                         110,000                   113,719
Escambia County Utilities Authority  FGIC
5.25%, 1/ 1/2029                                                                         650,000                   674,271
Florida Housing Finance Agency  AMBAC
6.50%, 7/ 1/2036                                                                         900,000                   917,820
Florida State Board of Education  FGIC
5.25%, 7/ 1/2017                                                                         800,000                   841,216
Highlands County Health Facilities Authority
5.00%, 11/15/2031                                                                      1,180,000                 1,210,291
5.00%, 11/15/2035                                                                      1,000,000                 1,024,950
Hillsborough County Port District  MBIA
5.38%, 6/ 1/2027                                                                       1,000,000                 1,058,120
Orange County Housing Finance Authority
7.00%, 10/ 1/2025                                                                        500,000                   534,915
Orange County School Board MBIA
5.38%, 8/ 1/2022                                                                         310,000                   315,220
Orlando Utilities Commission
6.00%, 10/ 1/2010                                                                      5,000,000                 5,370,250
Osceola County School Board AMBAC
5.13%, 6/ 1/2022                                                                       1,300,000                 1,372,111
South Broward Hospital District/FL MBIA
5.00%, 5/ 1/2021                                                                       2,000,000                 2,127,780
Verandah East Community Development District
5.40%, 5/ 1/2037                                                                         100,000                   101,820
Wentworth Estates Community Development District
5.63%, 5/ 1/2037                                                                         160,000                   164,274
West Villages Improvement District
5.50%, 5/ 1/2037                                                                         160,000                   160,827
                                                                                                      ---------------------
                                                                                                                20,832,616
                                                                                                      ---------------------
Georgia (1.88%)
Monroe County Development Authority/GA  MBIA
6.70%, 1/ 1/2009                                                                       2,500,000                 2,631,750
6.75%, 1/ 1/2010                                                                       3,410,000                 3,681,197
                                                                                                      ---------------------
                                                                                                                 6,312,947
                                                                                                      ---------------------
Hawaii (0.65%)
City & County of Honolulu HI
6.00%, 1/ 1/2012                                                                       2,000,000                 2,192,953
                                                                                                      ---------------------

Idaho (1.48%)
Idaho Health Facilities Authority/ID
6.65%, 2/15/2021                                                                       2,000,000                 2,530,880
Idaho Health Facilities Authority/ID  Radian Group
5.25%, 9/ 1/2025                                                                       2,000,000                 2,114,520
Idaho Housing & Finance Association/ID
5.90%, 1/ 1/2015                                                                         320,000                   321,126
                                                                                                      ---------------------
                                                                                                                 4,966,526
                                                                                                      ---------------------

Illinois (10.54%)
Chicago Board of Education/IL MBIA
5.50%, 12/ 1/2021                                                                      2,270,000                 2,530,155
6.00%, 12/ 1/2021                                                                      1,540,000                 1,743,065
Chicago O'Hare International Airport/IL  AMBAC
5.50%, 1/ 1/2017                                                                         965,000                 1,027,754
Chicago O'Hare International Airport/IL  FGIC
5.25%, 1/ 1/2023 (a)                                                                   2,000,000                 2,157,860
Chicago O'Hare International Airport/IL  FSA
5.75%, 1/ 1/2020 (a)                                                                  10,000,000                10,896,600
Chicago O'Hare International Airport/IL  MBIA
5.25%, 1/ 1/2025 (a)                                                                   2,250,000                 2,422,395
City of Chicago IL
7.46%, 2/15/2026                                                                         250,000                   266,653
City of Chicago IL GNMA/FNMA
6.30%, 9/ 1/2029                                                                         720,000                   747,936
City of Yorkville IL
6.00%, 3/ 1/2036                                                                         660,000                   685,410
Gilberts Special Service Area No 19
5.38%, 3/ 1/2016                                                                         500,000                   492,260
Illinois Finance Authority
6.00%, 5/15/2025                                                                         500,000                   530,260
5.00%, 8/15/2026                                                                         160,000                   160,478
5.10%, 8/15/2031                                                                         505,000                   511,459
Illinois Finance Authority Multi-Family Revenue Housing
Plum Creek Rolling Meadows
6.50%, 12/ 1/2037                                                                        160,000                   161,926
Illinois Health Facilities Authority
5.00%, 8/15/2024                                                                       2,000,000                 2,080,840
Illinois Health Facilities Authority  Advocate Health Care
5.25%, 8/15/2008                                                                         320,000                   330,471
Illinois Health Facilities Authority  Lake Forest Hospital
6.00%, 7/ 1/2017                                                                       1,500,000                 1,624,245
Illinois Health Facilities Authority  South Surburban Hospital
7.00%, 2/15/2009                                                                         145,000                   149,498
7.00%, 2/15/2018                                                                         720,000                   847,591
Metropolitan Pier & Exposition Authority/IL  FGIC
0.00%, 6/15/2009 (b)                                                                   5,055,000                 4,621,028
Pingree Grove Special Service Area No 7  Cambridge Lakes Project
6.00%, 3/ 1/2036                                                                         160,000                   166,160
Village of Bolingbrook IL
0.00%, 1/ 1/2024 (b)                                                                     500,000                   491,555
Village of Pingree Grove IL
5.25%, 3/ 1/2015                                                                         500,000                   513,560
Volo Village Special Service Area No 3
6.00%, 3/ 1/2036                                                                         250,000                   259,625
                                                                                                      ---------------------
                                                                                                                35,418,784
                                                                                                      ---------------------
Indiana (3.28%)
County of St Joseph IN
6.00%, 5/15/2026                                                                         230,000                   244,269
County of St Joseph IN  Holy Cross Village
6.00%, 5/15/2038                                                                         100,000                   105,524
Delaware County Hospital Authority/IN  Cardinal Health System
5.25%, 8/ 1/2036                                                                         160,000                   165,688
Hendricks County Building Facilities Corp
5.50%, 7/15/2020                                                                       2,500,000                 2,729,550
Indiana Housing Finance Authority  GNMA/FNMA
3.60%, 1/ 1/2032                                                                         680,000                   677,926
Indiana Municipal Power Agency/IN  MBIA
6.13%, 1/ 1/2013                                                                       6,000,000                 6,430,380

Indiana
Noblesville Redevelopment Authority
5.00%, 8/ 1/2021                                                                         655,000                   685,766
                                                                                                      ---------------------
                                                                                                                11,039,103
                                                                                                      ---------------------
Iowa (0.34%)
Iowa Finance Authority
5.50%, 7/ 1/2025                                                                         100,000                   104,555
Tobacco Settlement Authority of Iowa/IA
5.50%, 6/ 1/2042                                                                       1,000,000                 1,046,140
                                                                                                      ---------------------
                                                                                                                 1,150,695
                                                                                                      ---------------------
Kansas (2.71%)
City of Lawrence KS
5.13%, 7/ 1/2026                                                                       1,000,000                 1,055,370
City of Topeka KS XL Capital Ltd  XLCA
5.25%, 8/ 1/2035                                                                       5,490,000                 5,928,871
Sedgwick & Shawnee Counties KS  GNMA/FNMA
5.65%, 6/ 1/2037                                                                       1,955,000                 2,127,724
                                                                                                      ---------------------
                                                                                                                 9,111,965
                                                                                                      ---------------------
Kentucky (1.46%)
Adair County School District Finance Corp School Building Revenue
5.10%, 9/ 1/2020                                                                       2,670,000                 2,796,051
Louisville & Jefferson County Metropolitan Government
5.25%, 10/ 1/2036 (a)                                                                  2,000,000                 2,097,154
                                                                                                      ---------------------
                                                                                                                 4,893,205
                                                                                                      ---------------------
Louisiana (1.75%)
Lafayette LA  MBIA
5.25%, 11/ 1/2023                                                                      2,680,000                 2,884,538
Louisiana Public Facilities Authority
0.00%, 12/ 1/2019 (b)                                                                  1,500,000                   866,730
Louisiana State Citizens Property Insurance Corp AMBAC
5.00%, 6/ 1/2022                                                                       2,000,000                 2,119,200
                                                                                                      ---------------------
                                                                                                                 5,870,468
                                                                                                      ---------------------
Maryland (1.86%)
City of Baltimore MD
6.50%, 10/ 1/2011                                                                      2,000,000                 2,083,840
County of Prince Georges MD
5.20%, 7/ 1/2034                                                                         500,000                   508,155
Maryland Health & Higher Educational Facilities Authority
5.25%, 1/ 1/2027                                                                         250,000                   253,268
Maryland Health & Higher Educational Facilities Authority
General German Aged PPLS
5.40%, 1/ 1/2037                                                                         600,000                   620,010
Maryland Health & Higher Educational Facilities Authority  MBIA
4.75%, 7/ 1/2036                                                                       1,500,000                 1,531,935
Maryland State Economic Development Corp
5.63%, 6/ 1/2035                                                                       1,150,000                 1,268,450
                                                                                                      ---------------------
                                                                                                                 6,265,658
                                                                                                      ---------------------
Massachusetts (1.61%)
Massachusetts Bay Transportation Authority
5.25%, 7/ 1/2028                                                                       2,000,000                 2,294,640
Massachusetts Development Finance Agency
6.38%, 7/ 1/2029                                                                         900,000                   919,854
Massachusetts Health & Educational Faciities Authority
6.00%, 7/ 1/2031                                                                       1,000,000                 1,079,460
Massachusetts Health & Educational Facilities Authority
5.00%, 7/ 1/2033                                                                       1,100,000                 1,112,001
                                                                                                      ---------------------
                                                                                                                 5,405,955
                                                                                                      ---------------------

Michigan (3.24%)
Chippewa County Hospital Finance Authority
5.63%, 11/ 1/2014                                                                        130,000                   130,506
Kent Hospital Finance Authority/MI
5.25%, 7/ 1/2030                                                                       1,000,000                 1,032,210
Michigan State Hospital Finance Authority/MI  Trinity Health
6.00%, 12/ 1/2013                                                                      1,275,000                 1,374,246
Michigan State Trunk Line/MI FSA
5.25%, 10/ 1/2021                                                                      1,000,000                 1,065,370
Michigan Strategic Fund  Detroit Edison Co
5.45%, 9/ 1/2029                                                                       2,000,000                 2,092,480
Michigan Strategic Fund  XLCA
5.45%, 12/15/2032                                                                      1,000,000                 1,059,120
Saginaw Hospital Finance Authority/MI Covenant Medical Center
6.50%, 7/ 1/2030                                                                       2,050,000                 2,215,640
Summit Academy North Michigan Public School Academy Revenue
5.00%, 11/ 1/2015                                                                        160,000                   159,315
Walled Lake Consolidated School District/MI MBIA
5.25%, 5/ 1/2022                                                                       1,625,000                 1,768,699
                                                                                                      ---------------------
                                                                                                                10,897,586
                                                                                                      ---------------------
Minnesota (1.23%)
Aitkin MN  Aitkin Community Hospital
5.60%, 2/ 1/2032                                                                         160,000                   164,242
City of Minneapolis MN
5.35%, 2/ 1/2030                                                                         150,000                   150,259
City of Pine City MN  Lakes International Language Academy
6.25%, 5/ 1/2035                                                                         100,000                   101,319
Inver Grove Heights MN
5.50%, 10/ 1/2033                                                                        500,000                   506,005
Minnesota State Municipal Power Agency
5.25%, 10/ 1/2021                                                                      1,000,000                 1,067,320
St Paul Housing & Redevelopment Authoriy/MN
6.00%, 11/15/2030                                                                      1,000,000                 1,095,650
5.25%, 5/15/2036                                                                       1,000,000                 1,043,480
                                                                                                      ---------------------
                                                                                                                 4,128,275
                                                                                                      ---------------------
Mississippi (0.36%)
Biloxi Housing Authority/MS  Beauvoir Apartments LP
6.25%, 9/ 1/2031                                                                         150,000                   158,421
State of Mississippi FSA
5.75%, 12/ 1/2013                                                                        480,000                   505,536
5.75%, 12/ 1/2014                                                                        505,000                   531,720
                                                                                                      ---------------------
                                                                                                                 1,195,677
                                                                                                      ---------------------
Missouri (4.14%)
Cape Girardeau County Building Corp/MO MBIA
5.25%, 3/ 1/2026                                                                       1,000,000                 1,081,720
Cape Girardeau County Industrial Development Authority/MO
5.63%, 6/ 1/2027                                                                       1,000,000                 1,039,770
Carthage MO
6.00%, 4/ 1/2038                                                                         750,000                   762,878
Carthage MO  Mccune-Brooks Hospital
5.88%, 4/ 1/2030                                                                         160,000                   162,877
City of Fenton MO
7.00%, 10/ 1/2021                                                                        575,000                   655,937
City of Kansas City MO
5.40%, 6/ 1/2024                                                                         120,000                   122,281
City of Springfield MO  FGIC
4.50%, 8/ 1/2036                                                                       1,000,000                   990,320

Missouri
Missouri Development Finance Board/MO
3.73%, 12/ 1/2031                                                                        300,000                   300,000
Missouri Housing Development Commission  GNMA/FNMA
5.05%, 9/ 1/2024                                                                         665,000                   679,563
Missouri Joint Municipal Electric Utility Commission
5.00%, 1/ 1/2024                                                                       1,500,000                 1,594,170
Missouri State Health & Educational Facilities Authority/MO
5.00%, 11/ 1/2018                                                                      1,000,000                 1,044,130
3.66%, 6/ 1/2033                                                                       3,000,000                 3,000,000
Missouri State Health & Educational Facilities Authority/MO  BJC Health
5.00%, 5/15/2020                                                                       1,200,000                 1,262,244
University of Missouri University Revenues
3.63%, 11/ 1/2031                                                                      1,200,000                 1,200,000
                                                                                                      ---------------------
                                                                                                                13,895,890
                                                                                                      ---------------------
Nebraska (0.64%)
Omaha Public Power District
6.15%, 2/ 1/2012                                                                       2,000,000                 2,148,200
                                                                                                      ---------------------

Nevada (0.67%)
County of Clark NV  FGIC
5.00%, 7/ 1/2036                                                                       1,000,000                 1,039,510
County of Clark NV  Nevada Power Co
5.90%, 11/ 1/2032                                                                        160,000                   160,062
Reno NV  AMBAC
5.13%, 6/ 1/2037                                                                       1,000,000                 1,061,880
                                                                                                      ---------------------
                                                                                                                 2,261,452
                                                                                                      ---------------------
New Hampshire (0.64%)
New Hampshire Health & Education Facilities Authority FSA
5.50%, 8/ 1/2027                                                                       2,000,000                 2,138,660
                                                                                                      ---------------------

New Jersey (6.97%)
Bergen County Improvement Authority
5.00%, 4/ 1/2032                                                                       2,000,000                 2,106,700
New Jersey Economic Development Authority
5.63%, 6/15/2019                                                                         500,000                   522,525
6.25%, 9/15/2029                                                                         100,000                   104,246
5.75%, 4/ 1/2031 (c)                                                                   1,000,000                 1,116,350
5.50%, 6/15/2031                                                                       1,000,000                 1,052,670
New Jersey Economic Development Authority  State of New Jersey
5.25%, 3/ 1/2024                                                                       2,000,000                 2,148,280
New Jersey Economic Development Authority  United Methodist Homes NJ
5.13%, 7/ 1/2025                                                                         160,000                   156,725
New Jersey Economic Development Authority FGIC
5.00%, 6/15/2011                                                                         525,000                   549,276
New Jersey State Educational Facilities Authority  AMBAC
5.25%, 9/ 1/2020                                                                       1,340,000                 1,438,972
New Jersey State Turnpike Authority  AMBAC
5.00%, 1/ 1/2035                                                                       2,000,000                 2,047,280
New Jersey State Turnpike Authority FGIC
3.58%, 1/ 1/2018 (d)                                                                   2,000,000                 2,000,000
New Jersey Transportation Trust Fund Authority  State of New Jersey
5.25%, 12/15/2020                                                                      2,000,000                 2,216,760
Tobacco Settlement Financing Authority Corp/NJ
6.13%, 6/ 1/2024                                                                       2,845,000                 3,041,675
5.00%, 6/ 1/2041                                                                       5,000,000                 4,925,400
                                                                                                      ---------------------
                                                                                                                23,426,859
                                                                                                      ---------------------

New York (7.28%)
City of New York NY
5.75%, 3/15/2013                                                                         345,000                   374,484
5.00%, 8/ 1/2021                                                                       2,300,000                 2,437,379
East Rochester Housing Authority/NY
5.50%, 8/ 1/2033                                                                         160,000                   163,768
Metropolitan Transportation Authority
4.75%, 7/ 1/2019                                                                       1,265,000                 1,348,148
Metropolitan Transportation Authority  FGIC
5.25%, 11/15/2031                                                                      1,500,000                 1,591,170
Metropolitan Transportation Authority XL Capital Ltd
3.63%, 11/ 1/2031                                                                      2,000,000                 2,000,000
Nassau County Tabacco Settlement Corporation
5.00%, 6/ 1/2035                                                                         500,000                   507,795
5.13%, 6/ 1/2046                                                                         500,000                   509,815
New York City Industrial Development Agency
6.25%, 3/ 1/2015                                                                       1,000,000                 1,062,350
3.05%, 3/ 1/2016                                                                       1,000,000                   998,440
7.63%, 8/ 1/2025                                                                         800,000                   976,240
6.50%, 3/ 1/2035                                                                         160,000                   170,432
New York City Municipal Water Finance Authority MBIA
5.00%, 6/15/2027 (a)                                                                   5,000,000                 5,279,650
New York Mortgage Agency/NY
5.65%, 4/ 1/2030                                                                         520,000                   523,614
New York State Dormitory Authority
5.50%, 7/ 1/2026                                                                       1,000,000                 1,016,970
New York State Dormitory Authority  Lenox Hill Hospital Oblig Group
5.50%, 7/ 1/2030                                                                         160,000                   166,595
New York State Dormitory Authority MBIA
5.25%, 10/ 1/2023                                                                      1,500,000                 1,598,055
New York State Housing Finance Agency
6.63%, 8/15/2012                                                                         365,000                   365,500
Tobacco Settlement Financing Authority AMBAC
5.25%, 6/ 1/2021                                                                       2,200,000                 2,346,058
TSASC Inc/NY
5.13%, 6/ 1/2042                                                                       1,000,000                 1,019,630
                                                                                                      ---------------------
                                                                                                                24,456,093
                                                                                                      ---------------------
North Carolina (0.32%)
City of Charlotte NC
5.50%, 8/ 1/2019                                                                       1,000,000                 1,085,310
                                                                                                      ---------------------

Ohio (1.62%)
Adams County Hospital
6.25%, 9/ 1/2020                                                                       1,000,000                 1,023,250
County of Cuyahoga OH
7.50%, 1/ 1/2030                                                                       1,000,000                 1,097,240
Ohio County Commission Special District Excise Tax Revenue
Fort Henry Economic Opportunity Development District - The
Highlands Project

5.63%, 3/ 1/2036                                                                         160,000                   165,040
Ohio State Turnpike Commission
5.50%, 2/15/2026                                                                       2,000,000                 2,107,780
Ohio State University
5.13%, 12/ 1/2031                                                                      1,000,000                 1,048,410
                                                                                                      ---------------------
                                                                                                                 5,441,720
                                                                                                      ---------------------
Oklahoma (0.11%)
Oklahoma Housing Finance Agency
8.00%, 8/ 1/2018                                                                         195,000                   208,057

Oklahoma
Weatherford Hospital Authority
6.00%, 5/ 1/2025                                                                         160,000                   165,746
                                                                                                      ---------------------
                                                                                                                   373,803
                                                                                                      ---------------------
Oregon (1.50%)
City of Portland OR  AMBAC
5.75%, 6/15/2016                                                                       1,000,000                 1,068,950
City of Portland OR  FSA
5.25%, 6/ 1/2020                                                                       2,000,000                 2,142,000
Oregon Health & Science University  MBIA
5.25%, 7/ 1/2022                                                                       1,000,000                 1,062,540
Oregon State Housing & Community Services Department/OR
5.65%, 7/ 1/2028                                                                         750,000                   754,080
                                                                                                      ---------------------
                                                                                                                 5,027,570
                                                                                                      ---------------------
Pennsylvania (4.51%)
Central Dauphin School District MBIA
6.75%, 2/ 1/2024                                                                       1,000,000                 1,209,510
City of Philadelphia PA  FSA
5.375%, 7/ 1/2020 (a)                                                                  4,810,000                 5,172,433
5.25%, 7/ 1/2029                                                                       2,500,000                 2,592,175
Fulton County Industustial Development Authority Hospital Revenue
5.90%, 7/ 1/2040                                                                         160,000                   165,074
Pennsylvania Higher Educational Facilties Authority UPMC Health System
6.25%, 1/15/2018                                                                       3,000,000                 3,277,170
Philadelphia Authority for Industrial Development
3.67%, 7/ 1/2025                                                                       1,500,000                 1,500,000
Philadelphia Authority for Industrial Development
Richard Allen Development & Improvement
6.25%, 5/ 1/2033                                                                         160,000                   161,098
Philadelphia Redevelopment Authority  FGIC
5.50%, 4/15/2017                                                                       1,000,000                 1,070,140
                                                                                                      ---------------------
                                                                                                                15,147,600
                                                                                                      ---------------------
Puerto Rico (0.64%)
Commonwealth of Puerto Rico
5.25%, 7/ 1/2017                                                                       1,000,000                 1,080,130
5.25%, 7/ 1/2030                                                                       1,000,000                 1,072,090
                                                                                                      ---------------------
                                                                                                                 2,152,220
                                                                                                      ---------------------
South Carolina (1.31%)
Lexington One School Facilities Corp  Lexington County, South Carolina
5.25%, 12/ 1/2029                                                                      1,000,000                 1,055,600
South Carolina Jobs-Economic Development Authority  AMBAC
5.20%, 11/ 1/2027                                                                      1,000,000                 1,053,160
South Carolina Jobs-Economic Development Authority CIFG
5.00%, 11/ 1/2030                                                                      2,200,000                 2,299,264
                                                                                                      ---------------------
                                                                                                                 4,408,024
                                                                                                      ---------------------
South Dakota (0.39%)
South Dakota Health & Educational Facilities Authority/SD
5.25%, 11/ 1/2034                                                                      1,250,000                 1,312,350
                                                                                                      ---------------------

Tennessee (3.44%)
Chattanooga Health Educational & Housing Facility Board/TN
5.50%, 10/ 1/2020                                                                        565,000                   579,718
Johnson City Health & Educational Facilities Board
7.50%, 7/ 1/2033                                                                       1,000,000                 1,158,420
5.50%, 7/ 1/2036                                                                         500,000                   530,915
Shelby County Health Educational & Housing Facilities Board
5.63%, 9/ 1/2026                                                                         500,000                   511,045
Tennessee Energy Acquisition Corp/TN  Goldman Sacs Group
5.25%, 9/ 1/2018                                                                       3,000,000                 3,283,590
Tennessee
Tennessee Housing Development Agency/TN
5.70%, 7/ 1/2031                                                                         450,000                   455,999
4.85%, 1/ 1/2032                                                                       5,000,000                 5,043,450
                                                                                                      ---------------------
                                                                                                                11,563,137
                                                                                                      ---------------------
Texas (5.06%)
Alliance Airport Authority/TX  Federal Express Corp
4.85%, 4/ 1/2021                                                                       1,000,000                 1,010,780
Austin TX Convention Enterprises Inc/TX
5.75%, 1/ 1/2034                                                                         500,000                   533,045
City of Houston TX  AMBAC
5.75%, 9/ 1/2015                                                                       1,000,000                 1,076,050
City of Houston TX  FSA
5.75%, 3/ 1/2015                                                                          85,000                    90,325
City of San Antonio TX FSA
5.50%, 5/15/2017                                                                       2,090,000                 2,242,716
Dallas-Fort Worth International Airport Facilities Improvement Corp  FGIC
5.50%, 11/ 1/2031                                                                      1,500,000                 1,581,090
Harris County-Houston Sports Authority  MBIA
5.25%, 11/15/2040                                                                      2,000,000                 2,097,180
Lower Colorado River Authority  FGIC
5.00%, 5/15/2033                                                                       1,000,000                 1,025,510
Metro Health Facilities Development Corp/TX
7.20%, 1/ 1/2021                                                                       1,100,000                 1,139,963
North Central Texas Health Facility Development Corp
5.13%, 5/15/2029                                                                       1,000,000                 1,021,720
North Central Texas Health Facility Development Corp  AMBAC
5.25%, 8/15/2032                                                                       1,000,000                 1,051,890
Sea Breeze Public Facility Corp  Sea Breeze Seniors LP
6.50%, 1/ 1/2046                                                                         100,000                   101,273
Texas Municipal Gas Acquisition & Supply Corp I Gas Supply Revenue
5.00%, 12/15/2016                                                                      1,000,000                 1,068,310
Texas State Department Of Housing & Community Affairs  GNMA/FNMA
5.70%, 1/ 1/2033                                                                       1,865,000                 1,921,752
Texas Tech University  MBIA
5.00%, 8/15/2025                                                                       1,000,000                 1,053,140
                                                                                                      ---------------------
                                                                                                                17,014,744
                                                                                                      ---------------------
Virginia (0.77%)
Henrico County Economic Development Authority/VA
5.00%, 10/ 1/2027                                                                      1,000,000                 1,023,030
Tobacco Settlement Financing Authority Corp/VA
5.63%, 6/ 1/2037                                                                       1,000,000                 1,068,510
Virginia Beach Development Authority
5.38%, 11/ 1/2032                                                                        500,000                   513,830
                                                                                                      ---------------------
                                                                                                                 2,605,370
                                                                                                      ---------------------
Washington (3.75%)
Franklin County School District No 1 Pasco  FSA
5.25%, 12/ 1/2019                                                                      5,000,000                 5,346,350
Grant County Public Utility District No 2 Priest Rapids FGIC
5.00%, 1/ 1/2024                                                                       1,550,000                 1,629,530
King County School District No 415 Kent/WA
6.30%, 12/ 1/2008                                                                      2,065,000                 2,126,950
State of Washington
6.40%, 6/ 1/2017                                                                       3,000,000                 3,508,410
                                                                                                      ---------------------
                                                                                                                12,611,240
                                                                                                      ---------------------

West Virginia (0.75%)
Harrison County County Commission  MBIA
6.88%, 4/15/2022                                                                       2,500,000                 2,505,975
                                                                                                      ---------------------

Wisconsin (1.52%)
County of Milwaukee WI FSA
5.25%, 12/ 1/2025                                                                      4,000,000                 4,272,080
Wisconsin Health & Educational Facilities Authority
6.00%, 8/15/2019                                                                         600,000                   638,490
Wisconsin Health & Educational Facilities Authority  AMBAC
7.13%, 8/15/2007                                                                         200,000                   200,516
                                                                                                      ---------------------
                                                                                                                 5,111,086
                                                                                                      ---------------------
TOTAL TAX-EXEMPT BONDS                                                                             $           358,141,971
                                                                                                      ---------------------
Total Investments                                                                                  $           358,141,971
LIABILITY FOR FLOATING RATE NOTES ISSUED
IN CONJUNCTION WITH SECURITIES HELD (-7.61%)
Notes with interest rates ranging from 3.61% to 3.68%
at January 31, 2007 and contractual maturities of
collateral ranging from 2011 to 2041.(e)                                         (25,585,000)              (25,585,000)

Total Net Investments                                                                                       332,556,971
Other Assets in Excess of Liabilities, Net - (1.02)%                                                          3,453,496
                                                                                                   ---------------------
TOTAL NET ASSETS - 100.00%                                                                      $           336,010,467
                                                                                                   =====================
                                                                                                   ---------------------



(a)Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b)Non-Income Producing Security

(c)Security  or  a  portion  of  the   security  was  pledged  to  cover  margin
     requirements for futures contracts. At the end of the period, the value of these securities totaled $1,116,350 or 0.33% of net assets.

(d)Variable Rate

(e)Floating rate securities. The interest rates shown reflect the rates in effect at January 31, 2007.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $            14,723,405
Unrealized Depreciation                                      (70,935)

                                                 ---------------------
Net Unrealized Appreciation (Depreciation)                 14,652,470
Cost for federal income tax purposes                      317,760,942


                          SCHEDULE OF FUTURES CONTRACTS
                                                       Current     Unrealized
                              Number of  Original       Market   Appreciation/
Type                          Contracts   Value         Value    (Depreciation)
------------------------------------------------------------- ------------
Sell:
U.S. 10 Year Note; March 2007     75      $8,141,801  $8,006,250     $135,551
U.S. Long Bond; March 2007        76       8,449,340   8,369,500       79,840

Portfolio Summary (unaudited)
-------------------------------------------- --------------
Sector                                             Percent
-------------------------------------------- --------------
Insured                                             43.47%
Revenue                                             37.65%
Prerefunded                                         15.59%
General Obligation                                   7.08%
Revenue - Special Tax                                2.40%
Tax Allocation                                       0.40%
Liabilities in Excess of Other Assets, Net        (-6.59%)
                                             --------------
TOTAL NET ASSETS                                   100.00%
                                             ==============

Other Assets Summary (unaudited)
-------------------------------------------- --------------
Asset Type                                         Percent
-------------------------------------------- --------------
Futures                                              4.87%


Schedule of Investments
January 31, 2007 (unaudited)
Ultra Short Bond Fund
                                                                                 Principal
                                                                                   Amount                  Value
                                                                              ----------------- --- ---------------------
BONDS (83.60%)
Apparel Manufacturers (0.14%)
Levi Strauss & Co
12.25%, 12/15/2012                                                         $           275,000   $               304,219
                                                                                                    ---------------------

Appliances (0.11%)
Whirlpool Corp
5.86%, 6/15/2009 (a)                                                                   250,000                   250,627
                                                                                                    ---------------------

Asset Backed Securities (8.39%)
Ameriquest Mortgage Securities Inc
6.02%, 7/25/2035 (a)                                                                 1,000,000                 1,008,656
Chase Funding Mortgage Loan Asset-Backed Certificates
3.34%, 5/25/2026                                                                     1,094,144                 1,076,568
CNH Wholesale Master Note Trust
5.72%, 6/15/2011 (a)                                                                   336,000                   336,628
Countrywide Asset-Backed Certificates
3.84%, 10/25/2030 (a)                                                                  146,243                   145,579
6.24%, 12/25/2032 (a)                                                                1,983,862                 1,985,405
6.45%, 12/25/2032 (a)                                                                  410,651                   410,923
6.77%, 5/25/2033 (a)                                                                 1,000,000                 1,002,062
6.32%, 6/25/2035 (a)                                                                 1,000,000                 1,008,378
5.97%, 11/25/2035 (a)                                                                1,000,000                 1,008,268
5.98%, 12/25/2035 (a)                                                                  875,000                   880,539
Encore Credit Receivables NIM Trust
4.50%, 1/25/2036 (b)                                                                   171,114                   170,780
First Franklin Mortgage Loan Asset Backed Certificates
6.00%, 3/25/2034 (b)                                                                   548,792                   533,386
Lehman XS Trust
5.76%, 11/25/2035 (a)                                                                  769,353                   773,527
5.69%, 5/25/2046 (a)                                                                 1,500,000                 1,509,527
5.88%, 5/25/2046 (a)(c)                                                              1,415,000                 1,414,337
6.22%, 6/25/2046 (c)                                                                 2,002,735                 2,001,483
Long Beach Asset Holdings Corp
5.93%, 10/25/2046 (b)(c)                                                             1,222,054                 1,216,677
Long Beach Mortgage Loan Trust
5.82%, 2/25/2035 (a)                                                                 1,000,000                 1,005,912
Nomura Asset Acceptance Corp
5.54%, 1/25/2036 (a)(b)                                                              1,161,608                 1,161,998
Sail Net Interest Margin Notes
5.50%, 6/27/2035 (b)                                                                   174,650                   173,116
                                                                                                    ---------------------
                                                                                                              18,823,749
                                                                                                    ---------------------
Auto - Car & Light Trucks (0.71%)
DaimlerChrysler NA Holding Corp
4.13%, 3/ 7/2007                                                                        80,000                    79,909
5.79%, 3/13/2009 (a)                                                                 1,500,000                 1,502,845
                                                                                                    ---------------------
                                                                                                               1,582,754
                                                                                                    ---------------------
Automobile Sequential (0.09%)
Carss Finance LP
6.27%, 1/15/2011 (a)(b)                                                                189,932                   190,942
                                                                                                    ---------------------


Brewery (0.11%)
SABMiller PLC
5.66%, 7/ 1/2009 (a)(b)                                                                250,000                   250,275
                                                                                                    ---------------------

Building - Residential & Commercial (0.46%)
DR Horton Inc
8.50%, 4/15/2012                                                                       500,000                   522,926
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                     400,000                   411,500
KB Home
9.50%, 2/15/2011                                                                       100,000                   103,000
                                                                                                    ---------------------
                                                                                                               1,037,426
                                                                                                    ---------------------
Cable TV (0.29%)
COX Communications Inc
5.91%, 12/14/2007 (a)                                                                  250,000                   250,975
CSC Holdings Inc
7.88%, 12/15/2007                                                                      400,000                   405,500
                                                                                                    ---------------------
                                                                                                                 656,475
                                                                                                    ---------------------
Casino Hotels (0.39%)
Caesars Entertainment Inc
9.38%, 2/15/2007                                                                       475,000                   475,000
MGM Mirage
9.75%, 6/ 1/2007                                                                       400,000                   404,500
                                                                                                    ---------------------
                                                                                                                 879,500
                                                                                                    ---------------------
Cellular Telecommunications (0.61%)
America Movil SA de CV
5.99%, 4/27/2007 (a)                                                                   350,000                   350,000
Rogers Wireless Inc
8.48%, 12/15/2010 (a)                                                                  500,000                   510,000
Vodafone Group PLC
5.70%, 6/15/2011 (a)(d)                                                                500,000                   501,626
                                                                                                    ---------------------
                                                                                                               1,361,626
                                                                                                    ---------------------
Chemicals - Diversified (0.46%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                      650,000                   689,000
Huntsman LLC
11.50%, 7/15/2012                                                                      300,000                   340,500
                                                                                                    ---------------------
                                                                                                               1,029,500
                                                                                                    ---------------------
Commercial Banks (0.70%)
Glitnir Banki HF
5.52%, 10/15/2008 (a)(b)                                                               250,000                   249,535
HSBC America Capital Trust I
7.81%, 12/15/2026 (b)                                                                  750,000                   779,280
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (a)(b)                                                                135,000                   135,216
5.97%, 8/ 1/2008 (b)                                                                   400,000                   400,400
                                                                                                    ---------------------
                                                                                                               1,564,431
                                                                                                    ---------------------
Commercial Services (0.43%)
Aramark Services Inc
7.00%, 5/ 1/2007                                                                       500,000                   501,212
Brickman Group Ltd/The
11.75%, 12/15/2009                                                                     430,000                   455,800
                                                                                                    ---------------------
                                                                                                                 957,012
                                                                                                    ---------------------
Computer Services (0.04%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                                                       100,000                    95,000
                                                                                                    ---------------------

Computers - Memory Devices (0.22%)
Seagate Technology HDD Holdings
6.20%, 10/ 1/2009 (d)                                                                  500,000                   500,000
                                                                                                    ---------------------

Containers - Metal & Glass (0.22%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                       486,000                   496,935
                                                                                                    ---------------------

Credit Card Asset Backed Securities (1.08%)
Citibank Credit Card Issuance Trust
6.50%, 12/15/2009 (a)                                                                1,915,000                 1,928,944
Discover Card Master Trust I
5.56%, 5/15/2012 (a)                                                                   500,000                   502,418
                                                                                                    ---------------------
                                                                                                               2,431,362

                                                                                                    ---------------------
Cruise Lines (0.16%)
Royal Caribbean Cruises Ltd
6.75%, 3/15/2008                                                                       350,000                   353,690
                                                                                                    ---------------------

Diversified Financial Services (0.53%)
Citicorp Capital II
8.02%, 2/15/2027                                                                       750,000                   781,724
Citigroup Capital II
7.75%, 12/ 1/2036                                                                      400,000                   413,260
                                                                                                    ---------------------
                                                                                                               1,194,984
                                                                                                    ---------------------
Electric - Generation (0.03%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                                      62,000                    66,960
                                                                                                    ---------------------

Electric - Integrated (0.93%)
DTE Energy Co
5.63%, 8/16/2007                                                                       310,000                   309,950
Entergy Gulf States Inc
6.10%, 12/ 8/2008 (a)(b)                                                               200,000                   200,456
5.77%, 12/ 1/2009 (a)                                                                  405,000                   404,261
FPL Group Capital Inc
4.09%, 2/16/2007                                                                       160,000                   159,924
Ipalco Enterprises Inc
8.38%, 11/14/2008                                                                      200,000                   206,500
TECO Energy Inc
6.13%, 5/ 1/2007                                                                       500,000                   500,000
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                                       300,000                   300,505
                                                                                                    ---------------------
                                                                                                               2,081,596
                                                                                                    ---------------------
Electronic Components - Semiconductors (0.31%)
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (b)                                                                   700,000                   703,382
                                                                                                    ---------------------

Finance - Auto Loans (0.17%)
Ford Motor Credit Co
8.11%, 1/13/2012                                                                       250,000                   251,027
GMAC LLC
6.31%, 11/30/2007                                                                      125,000                   124,351
                                                                                                    ---------------------
                                                                                                                 375,378

                                                                                                    ---------------------
Finance - Consumer Loans (0.54%)
SLM Corp
5.52%, 7/26/2010 (a)                                                                 1,200,000                 1,200,394
                                                                                                    ---------------------


Finance - Leasing Company (0.81%)
Case Credit Corp
6.75%, 10/21/2007 (d)                                                                  551,000                   551,689
International Lease Finance Corp
5.70%, 4/20/2009 (a)                                                                   750,000                   753,129
5.76%, 1/15/2010 (a)                                                                   500,000                   504,364
                                                                                                    ---------------------
                                                                                                               1,809,182
                                                                                                    ---------------------
Finance - Mortgage Loan/Banker (1.24%)
Fannie Mae Grantor Trust
4.91%, 9/26/2033 (a)                                                                 1,341,075                 1,337,521
Ginnie Mae
1.82%, 10/16/2012 (a)                                                                9,904,242                   445,790
Residential Capital LLC
6.74%, 6/29/2007 (a)                                                                   750,000                   753,070
5.85%, 6/ 9/2008                                                                       250,000                   249,552
                                                                                                    ---------------------
                                                                                                               2,785,933
                                                                                                    ---------------------
Finance - Other Services (0.35%)
Mizuho JGB Investment LLC
9.87%, 12/30/2025 (b)                                                                  750,000                   791,216
                                                                                                    ---------------------

Food - Miscellaneous/Diversified (0.15%)
Corn Products International Inc
8.25%, 7/15/2007                                                                       330,000                   333,111
                                                                                                    ---------------------

Food - Retail (0.75%)
Kroger Co/The
7.65%, 4/15/2007                                                                     1,050,000                 1,054,116
Safeway Inc
5.72%, 3/27/2009 (a)                                                                   625,000                   625,382
                                                                                                    ---------------------
                                                                                                               1,679,498
                                                                                                    ---------------------
Gas - Distribution (0.16%)
Sempra Energy
5.84%, 5/21/2008 (a)                                                                   350,000                   350,610
                                                                                                    ---------------------

Home Equity - Other (4.41%)
Adjustable Rate Mortage NIM Trust
6.50%, 4/27/2036 (b)(c)                                                                913,347                   905,857
Asset Backed Funding Corp NIM Trust
5.90%, 2/26/2007 (b)                                                                    58,584                    58,526
Bear Stearns Asset Backed Securities NIM
5.50%, 12/25/2035 (b)                                                                   17,232                    17,219
Citifinancial Mortgage Securities Inc
3.22%, 10/25/2033 (a)                                                                   81,110                    80,055
Countrywide Asset-Backed Certificates
4.93%, 5/25/2032 (a)                                                                   407,938                   403,806
First NLC Trust
6.07%, 9/25/2035 (a)                                                                 1,000,000                 1,009,197
GSAA Trust
5.69%, 4/25/2034                                                                     2,000,000                 1,993,348
JP Morgan Mortgage Acquisition Corp NIM
5.80%, 4/25/2036 (b)(c)                                                                560,588                   561,289
MASTR ABS NIM Trust
4.75%, 5/26/2035 (b)                                                                    45,197                    44,897
Mastr Asset Backed Securities Trust
5.97%, 10/25/2035 (a)                                                                  475,000                   477,825
New Century Home Equity Loan Trust
6.02%, 7/25/2035 (a)                                                                 1,000,000                 1,003,860

Home Equity - Other
Option One Mortgage Loan Trust
5.99%, 8/25/2035 (a)                                                                 1,000,000                 1,009,221
Residential Asset Securities Corp
4.03%, 4/25/2030                                                                       309,583                   306,038
6.00%, 4/25/2035 (a)                                                                 1,000,000                 1,004,767
6.07%, 7/25/2035 (a)                                                                 1,000,000                 1,007,144
                                                                                                    ---------------------
                                                                                                               9,883,049
                                                                                                    ---------------------
Home Equity - Sequential (1.01%)
Argent Securities Inc
4.60%, 1/25/2034 (a)                                                                   341,558                   338,256
Merrill Lynch Mortgage Investors Inc
4.50%, 1/25/2035 (b)                                                                 1,658,455                 1,640,295
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                                                      276,222                   275,184
                                                                                                    ---------------------
                                                                                                               2,253,735
                                                                                                    ---------------------
Hotels & Motels (0.20%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                                       450,000                   451,889
                                                                                                    ---------------------

Industrial Automation & Robots (0.11%)
Intermec Inc
7.00%, 3/15/2008                                                                       250,000                   251,250
                                                                                                    ---------------------

Insurance Brokers (0.60%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (a)                                                                 1,350,000                 1,350,059
                                                                                                    ---------------------

Investment Companies (0.45%)
Xstrata Finance Dubai Ltd
5.72%, 11/13/2009 (b)                                                                1,000,000                 1,000,399
                                                                                                    ---------------------

Life & Health Insurance (0.61%)
Cigna Corp
7.40%, 5/15/2007                                                                       475,000                   477,375
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                                       385,000                   387,405
Sun Life Financial Global Funding LP
5.61%, 7/ 6/2010 (a)(b)                                                                500,000                   501,118
                                                                                                    ---------------------
                                                                                                               1,365,898
                                                                                                    ---------------------
Medical - Drugs (0.41%)
Angiotech Pharmaceuticals Inc
9.10%, 12/ 1/2013 (b)                                                                  225,000                   230,625
Biovail Corp
7.88%, 4/ 1/2010                                                                       350,000                   357,437
Elan Finance PLC/Elan Finance Corp
9.50%, 12/ 1/2013 (b)(d)                                                               325,000                   322,563
                                                                                                    ---------------------
                                                                                                                 910,625
                                                                                                    ---------------------
Medical - Wholesale Drug Distribution (0.11%)
Cardinal Health Inc
5.63%, 10/ 2/2009 (a)(b)                                                               250,000                   250,176
                                                                                                    ---------------------

Mortgage Backed Securities (42.56%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)                                                                374,950                   373,994
American Home Mortgage Assets
6.05%, 11/25/2035 (a)(c)                                                               651,702                   663,005

Mortgage Backed Securities
American Home Mortgage Investment Trust
6.89%, 9/25/2045 (a)                                                                   808,755                   824,036
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)                                                                 2,282,530                 2,277,371
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                                       28,021                    28,258
0.19%, 7/10/2042                                                                    76,467,500                   775,319
0.06%, 7/10/2043 (a)(b)                                                              6,239,513                    74,558
0.17%, 9/10/2045                                                                   130,696,372                 1,285,294
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(b)                                                                525,000                   526,179
Bear Stearns Adjustable Rate Mortgage Trust
3.61%, 4/25/2034 (a)                                                                   368,217                   370,414
Bear Stearns Alt-A Trust
5.97%, 7/25/2035 (a)                                                                 1,000,000                 1,000,621
5.97%, 8/25/2035 (a)                                                                 1,002,000                 1,006,516
Bear Stearns Commercial Mortgage Securities
5.76%, 6/15/2017 (a)(b)                                                              1,000,000                 1,000,140
Citicorp Mortgage Securities Inc
5.50%, 12/25/2033                                                                    1,578,972                 1,545,874
Citigroup Commercial Mortgage Trust
0.46%, 5/15/2043 (b)                                                                36,741,256                   716,025
0.52%, 10/15/2049                                                                   25,800,000                   731,949
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.45%, 10/15/2048                                                                   11,870,000                   289,053
Commercial Mortgage Pass Through Certificates
5.58%, 2/ 5/2019 (a)(b)                                                              2,000,000                 2,006,543
Countrywide Alternative Loan Trust
5.62%, 10/25/2034 (a)                                                                  712,000                   718,004
6.37%, 2/25/2035 (a)                                                                 1,000,000                 1,004,647
6.17%, 7/25/2035 (a)                                                                   998,302                 1,002,703
6.23%, 8/25/2035 (a)(c)                                                              2,821,266                 2,833,609
5.74%, 12/25/2035 (a)                                                                2,370,693                 2,381,468
6.50%, 1/25/2036 (b)                                                                   357,568                   356,449
5.67%, 5/25/2036 (a)                                                                 1,688,559                 1,688,537
5.72%, 5/25/2036 (a)                                                                 2,062,400                 2,058,439
6.00%, 5/25/2036                                                                     1,135,326                 1,131,545
5.63%, 3/20/2046 (a)                                                                 1,638,599                 1,640,792
Countrywide Asset-Backed Certificates
6.00%, 11/ 8/2036 (b)                                                                  892,975                   884,488
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 7/25/2033 (a)                                                                 1,754,595                 1,745,539
5.62%, 3/25/2035 (a)                                                                   709,293                   711,721
5.58%, 3/20/2036 (a)                                                                   936,967                   932,629
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (a)(b)                                                             1,630,246                 1,630,983
0.46%, 11/15/2036 (a)(b)                                                             7,984,476                   330,063
0.66%, 7/15/2037 (b)                                                                26,554,642                   685,622
1.77%, 5/15/2038 (b)                                                                 1,783,180                    71,998
Downey Savings & Loan Association Mortgage
5.58%, 4/19/2047 (a)                                                                 2,115,839                 2,119,368
First Republic Mortgage Loan Trust
5.62%, 8/15/2032 (a)                                                                   448,101                   449,081
First Union National Bank Commercial Mortgage Trust
0.94%, 1/12/2043 (a)(b)                                                             28,441,654                   898,278
G-Force LLC
5.62%, 12/25/2039 (a)(b)                                                             1,000,000                   999,989
GMAC Commercial Mortgage Securities Inc
0.77%, 5/10/2043 (a)                                                                16,547,220                   400,501
Mortgage Backed Securities
Greenwich Capital Commercial Funding Corp
0.79%, 8/10/2042 (a)(b)                                                             60,352,718                 1,563,733
GS Mortgage Securities Corp II
0.71%, 7/10/2039 (a)(b)                                                              7,813,000                   222,848
Heller Financial Commercial Mortgage Asset Corp
7.94%, 1/17/2034                                                                       600,000                   641,430
Homebanc Mortgage Trust
5.99%, 7/25/2035 (a)                                                                 1,000,000                 1,004,175
5.65%, 10/25/2035 (a)                                                                2,443,868                 2,450,331
5.66%, 1/25/2036 (a)                                                                 2,164,808                 2,171,233
Impac CMB Trust
6.82%, 9/25/2034 (a)                                                                   254,199                   254,524
5.81%, 10/25/2034 (a)                                                                1,262,151                 1,263,606
6.87%, 10/25/2034 (a)                                                                  493,503                   495,943
5.69%, 11/25/2034 (a)                                                                  149,682                   149,784
5.70%, 1/25/2035 (a)                                                                    57,777                    57,822
5.63%, 4/25/2035 (a)                                                                 1,318,156                 1,319,866
5.83%, 8/25/2035 (a)                                                                   244,058                   244,721
5.86%, 8/25/2035 (a)                                                                   271,176                   272,039
Impac Secured Assets CMN Owner Trust
5.72%, 11/25/2034 (a)                                                                  197,394                   197,804
Indymac Index Mortgage Loan Trust
5.39%, 5/25/2035 (a)                                                                   756,254                   749,951
5.28%, 6/25/2035                                                                     2,037,228                 2,059,890
0.80%, 7/25/2035 (a)(c)                                                             39,605,222                   365,113
JP Morgan Chase Commercial Mortgage Securities
0.52%, 10/12/2035 (a)(b)                                                            31,208,066                 1,135,793
0.26%, 7/12/2037 (b)                                                                82,048,910                   697,104
0.60%, 10/12/2037 (a)(b)                                                             7,099,611                   295,791
0.56%, 7/15/2042 (a)                                                                24,632,513                   519,869
JP Morgan Mortgage Trust
4.91%, 4/25/2035 (a)                                                                   593,434                   585,888
LB-UBS Commercial Mortgage Trust
0.76%, 7/15/2040 (a)                                                                23,555,733                   701,676
Lehman XS Net Interest Margin Notes
6.25%, 5/28/2046 (b)(c)                                                              1,226,847                 1,227,614
Mastr Seasoned Securities Trust
5.29%, 10/25/2032 (a)                                                                  332,743                   334,661
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (a)                                                                   109,885                   109,924
5.67%, 8/25/2036 (a)                                                                 1,405,142                 1,411,627
Merrill Lynch Mortgage Trust
0.57%, 5/12/2043                                                                    11,094,301                   289,330
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.05%, 7/12/2046                                                                    13,239,929                   215,678
0.05%, 12/12/2049                                                                   13,400,000                   199,157
0.68%, 12/12/2049                                                                   25,500,000                   899,882
MLCC Mortgage Investors Inc
5.81%, 7/25/2029 (a)                                                                 1,446,166                 1,450,741
Morgan Stanley Capital I
5.48%, 8/15/2019 (a)(b)                                                              1,000,000                 1,000,325
5.70%, 8/25/2046 (a)(c)                                                              1,000,000                   997,813
5.92%, 12/20/2046 (c)                                                                  200,000                   200,000
Residential Funding Mortgage Securities I
5.92%, 7/25/2036                                                                     2,602,371                 2,608,964
Structured Adjustable Rate Mortgage Loan Trust
6.02%, 8/25/2034 (a)                                                                   984,175                   993,777
Structured Asset Mortgage Investments I
7.30%, 8/25/2035 (a)(c)                                                                505,758                   508,444
Mortgage Backed Securities
Structured Asset Mortgage Investments I (continued)
5.62%, 5/25/2036 (a)                                                                 1,297,821                 1,310,799
Structured Asset Mortgage Investments II
5.90%, 8/25/2035 (a)                                                                   997,264                 1,006,799
5.63%, 2/25/2036 (a)                                                                 1,314,335                 1,319,069
5.24%, 5/25/2036 (a)(c)                                                              1,015,782                 1,015,782
6.00%, 5/25/2045 (a)                                                                   899,179                   907,389
Wachovia Bank Commercial Mortgage Trust
0.28%, 6/15/2035 (b)                                                                 9,768,059                   322,860
0.44%, 10/15/2041 (a)(b)                                                             2,270,825                    37,889
0.27%, 3/15/2042 (a)(b)                                                              3,328,619                    38,317
0.64%, 5/15/2044 (a)(b)                                                             20,712,397                   522,079
Washington Mutual Alternative Mortgage
5.87%, 7/25/2046 (a)(c)                                                              2,166,881                 2,174,330
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (b)                                                                   728,199                   700,934
Washington Mutual Inc
5.64%, 12/25/2027 (a)                                                                1,531,061                 1,531,277
3.07%, 8/25/2033                                                                       572,287                   560,772
3.18%, 9/25/2033                                                                       180,747                   179,779
3.54%, 7/25/2034                                                                       279,397                   278,562
3.62%, 4/25/2035 (a)                                                                   772,077                   770,562
4.92%, 8/25/2035 (a)                                                                   675,655                   666,443
4.84%, 9/25/2035 (a)                                                                   749,297                   738,352
5.97%, 9/25/2036                                                                     2,021,551                 2,019,878
6.28%, 4/25/2044 (a)                                                                 1,114,936                 1,130,491
5.99%, 7/25/2045 (a)                                                                   995,595                 1,007,014
5.57%, 11/25/2045 (a)                                                                  277,583                   278,148
5.51%, 12/25/2045 (a)                                                                   10,968                    10,971
5.87%, 1/25/2046 (a)                                                                   997,962                 1,009,098
Wells Fargo Mortgage Backed Securities
5.24%, 4/25/2036                                                                     1,879,156                 1,860,881
                                                                                                    ---------------------
                                                                                                              95,438,948
                                                                                                    ---------------------
Mortgage Securities (0.51%)
Residential Accredit Loans Inc
6.82%, 2/25/2036 (a)                                                                 1,141,347                 1,140,346
                                                                                                    ---------------------

Multi-Line Insurance (0.29%)
ACE Ltd
6.00%, 4/ 1/2007                                                                       250,000                   250,165
CNA Financial Corp
6.45%, 1/15/2008                                                                       400,000                   402,725
                                                                                                    ---------------------
                                                                                                                 652,890
                                                                                                    ---------------------
Multimedia (0.34%)
Time Warner Inc
5.61%, 11/13/2009                                                                      500,000                   500,456
Viacom Inc
5.74%, 6/16/2009 (d)                                                                   250,000                   250,849
                                                                                                    ---------------------
                                                                                                                 751,305

                                                                                                    ---------------------
Non-Hazardous Waste Disposal (0.17%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                                       350,000                   370,563
                                                                                                    ---------------------

Office Automation & Equipment (0.23%)
Xerox Corp
6.11%, 12/18/2009 (a)                                                                  500,000                   505,000
                                                                                                    ---------------------

Oil - Field Services (0.30%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                                   399,000                   400,995
Smith International Inc
7.00%, 9/15/2007                                                                       275,000                   276,963
                                                                                                    ---------------------
                                                                                                                 677,958
                                                                                                    ---------------------
Oil & Gas Drilling (0.14%)
ENSCO International Inc
6.75%, 11/15/2007                                                                      322,000                   325,198
                                                                                                    ---------------------

Oil Company - Exploration & Production (1.35%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (a)                                                                   400,000                   401,006
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (b)                                                                  200,000                   214,250
Houston Exploration Co
7.00%, 6/15/2013                                                                       250,000                   251,875
Newfield Exploration Co
7.45%, 10/15/2007                                                                      500,000                   504,375
Pemex Project Funding Master Trust
7.16%, 10/15/2009 (a)(b)                                                               500,000                   517,500
6.66%, 6/15/2010 (a)(b)                                                                350,000                   359,275
Vintage Petroleum Inc
8.25%, 5/ 1/2012 (e)                                                                   750,000                   782,768
                                                                                                    ---------------------
                                                                                                               3,031,049
                                                                                                    ---------------------
Oil Refining & Marketing (0.68%)
Giant Industries Inc
11.00%, 5/15/2012                                                                      200,000                   213,000
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                                     1,240,000                 1,301,294
                                                                                                    ---------------------
                                                                                                               1,514,294
                                                                                                    ---------------------
Optical Supplies (0.13%)
Bausch & Lomb Inc
6.95%, 11/15/2007 (d)                                                                  300,000                   300,147
                                                                                                    ---------------------

Paper & Related Products (0.14%)
Bowater Inc
8.36%, 3/15/2010 (a)(d)                                                                300,000                   303,000
                                                                                                    ---------------------

Pipelines (0.52%)
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                                       700,000                   726,250
Southern Natural Gas Co
8.88%, 3/15/2010 (d)                                                                   425,000                   445,247
                                                                                                    ---------------------
                                                                                                               1,171,497
                                                                                                    ---------------------
Property & Casualty Insurance (0.12%)
WR Berkley Corp
9.88%, 5/15/2008                                                                       267,000                   280,315
                                                                                                    ---------------------

Publishing - Periodicals (0.28%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                                      300,000                   315,000
12.13%, 11/15/2012                                                                     275,000                   302,500
                                                                                                    ---------------------
                                                                                                                 617,500
                                                                                                    ---------------------

Real Estate Operator & Developer (0.11%)
First Industrial LP
7.60%, 5/15/2007                                                                       250,000                   251,421
                                                                                                    ---------------------

Regional Banks (1.17%)
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                                    1,200,000                 1,250,108
Fleet Capital Trust II
7.92%, 12/11/2026                                                                      577,000                   600,056
NB Capital Trust
7.83%, 12/15/2026                                                                      750,000                   779,585
                                                                                                    ---------------------
                                                                                                               2,629,749
                                                                                                    ---------------------
REITS - Diversified (0.35%)
iStar Financial Inc
5.91%, 3/16/2009 (a)                                                                   375,000                   377,858
5.70%, 9/15/2009 (a)(b)                                                                400,000                   400,330
                                                                                                    ---------------------
                                                                                                                 778,188
                                                                                                    ---------------------
REITS - Healthcare (0.18%)
National Health Investors Inc
7.30%, 7/16/2007                                                                       400,000                   399,432
                                                                                                    ---------------------

REITS - Office Property (0.52%)
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                                                       175,000                   175,875
HRPT Properties Trust
5.96%, 3/16/2011 (a)                                                                 1,000,000                 1,000,485
                                                                                                    ---------------------
                                                                                                               1,176,360
                                                                                                    ---------------------
REITS - Regional Malls (0.22%)
Simon Property Group LP
6.38%, 11/15/2007                                                                      500,000                   503,179
                                                                                                    ---------------------

REITS - Warehouse & Industrial (0.22%)
Prologis
5.62%, 8/24/2009 (a)                                                                   500,000                   500,858
                                                                                                    ---------------------

Rental - Auto & Equipment (0.45%)
Erac USA Finance Co
5.61%, 4/30/2009 (b)                                                                   500,000                   501,049
5.62%, 8/28/2009 (a)(b)                                                                500,000                   500,958
                                                                                                    ---------------------
                                                                                                               1,002,007
                                                                                                    ---------------------
Retail - Regional Department Store (0.46%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                                      765,000                   769,620
8.13%, 4/ 1/2027                                                                       250,000                   256,534
                                                                                                    ---------------------
                                                                                                               1,026,154
                                                                                                    ---------------------
Retail - Restaurants (0.23%)
Darden Restaurants Inc
5.75%, 3/15/2007                                                                       515,000                   514,792
                                                                                                    ---------------------

Rubber - Tires (0.11%)
Goodyear Tire & Rubber Co/The
9.14%, 12/ 1/2009 (b)(d)                                                               250,000                   251,875
                                                                                                    ---------------------

Satellite Telecommunications (0.27%)
Intelsat Corp
6.38%, 1/15/2008                                                                       610,000                   609,238
                                                                                                    ---------------------

Special Purpose Banks (0.11%)
Korea Development Bank
5.65%, 11/22/2012 (a)                                                                  250,000                   250,460
                                                                                                    ---------------------

Special Purpose Entity (0.56%)
Fondo LatinoAmericano De Reservas
5.57%, 2/15/2011 (a)(b)                                                              1,000,000                 1,000,324
Tyco International Group S.A. Participation Certification Trust
4.44%, 6/15/2007 (b)                                                                   250,000                   248,994
                                                                                                    ---------------------
                                                                                                               1,249,318
                                                                                                    ---------------------
Steel - Producers (0.03%)
Steel Dynamics Inc
9.50%, 3/15/2009                                                                        75,000                    76,875
                                                                                                    ---------------------

Supranational Bank (0.22%)
Corp Andina de Fomento
5.57%, 3/16/2007 (a)                                                                   500,000                   500,178
                                                                                                    ---------------------

Telecommunication Services (0.21%)
Mastec Inc
7.75%, 2/ 1/2008 (d)                                                                   300,000                   300,375
Qwest Corp
5.63%, 11/15/2008 (d)                                                                  170,000                   170,000
                                                                                                    ---------------------
                                                                                                                 470,375
                                                                                                    ---------------------
Telephone - Integrated (1.49%)
AT&T Inc
5.58%, 11/14/2008 (a)                                                                  700,000                   702,087
Deutsche Telekom International Finance BV
5.55%, 3/23/2009 (a)                                                                   750,000                   751,253
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                                       100,000                    99,500
New England Telephone & Telegraph
7.65%, 6/15/2007                                                                       230,000                   231,597
Telecom Italia Capital SA
5.85%, 2/ 1/2011 (a)                                                                   160,000                   159,603
5.97%, 7/18/2011 (a)                                                                   400,000                   400,413
Telefonica Emisiones SAU
5.66%, 6/19/2009 (a)                                                                 1,000,000                 1,001,399
                                                                                                    ---------------------
                                                                                                               3,345,852
                                                                                                    ---------------------
Television (0.11%)
CBS Corp
5.63%, 5/ 1/2007 (d)                                                                   250,000                   250,080
                                                                                                    ---------------------

Textile - Home Furnishings (0.22%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                                       500,000                   500,794
                                                                                                    ---------------------

Transport - Services (0.11%)
FedEx Corp
2.65%, 4/ 1/2007                                                                       250,000                   248,902
                                                                                                    ---------------------
TOTAL BONDS                                                                                      $           187,470,944
                                                                                                    ---------------------
CONVERTIBLE BONDS (0.17%)
Retail - Auto Parts (0.17%)
PEP Boys-Manny Moe & Jack
4.25%, 6/ 1/2007                                                                       375,000                   372,188
                                                                                                    ---------------------
TOTAL CONVERTIBLE BONDS                                                                          $               372,188
                                                                                                    ---------------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (9.78%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.23%)
5.32%, 7/ 1/2033 (a)                                                                 1,509,642                 1,544,331
7.32%, 10/ 1/2033 (a)                                                                  272,992                   275,837
6.36%, 8/ 1/2035 (a)                                                                   921,491                   934,606
                                                                                                    ---------------------
                                                                                                               2,754,774
                                                                                                    ---------------------
Federal National Mortgage Association (FNMA) (8.55%)
5.00%, 6/ 1/2032 (a)                                                                 1,081,114                 1,089,745
5.09%, 6/ 1/2032 (a)                                                                 1,116,124                 1,121,963
6.36%, 8/ 1/2032                                                                       517,708                   529,418
5.15%, 9/ 1/2032 (a)                                                                 1,675,473                 1,695,402
7.05%, 10/ 1/2033 (a)                                                                  713,618                   722,843
7.65%, 10/ 1/2033 (a)                                                                  365,768                   374,555
4.72%, 1/ 1/2034 (a)                                                                 1,121,287                 1,147,107
5.68%, 2/ 1/2034 (a)                                                                   402,482                   406,392
3.63%, 3/ 1/2034 (a)                                                                 1,258,622                 1,253,492
4.30%, 3/ 1/2034 (a)                                                                 1,742,561                 1,769,648
4.97%, 3/ 1/2034 (a)                                                                 1,196,597                 1,204,267
5.07%, 3/ 1/2034 (a)                                                                 1,416,567                 1,441,228
4.57%, 7/ 1/2034 (a)                                                                 1,854,043                 1,861,442
6.55%, 12/ 1/2034 (a)                                                                  977,352                   991,171
4.46%, 1/ 1/2035 (a)                                                                   236,096                   240,496
4.51%, 2/ 1/2035 (a)                                                                 1,708,736                 1,737,147
4.57%, 2/ 1/2035                                                                       802,762                   814,450
5.04%, 2/ 1/2035 (a)                                                                   369,604                   375,131
6.27%, 1/ 1/2036 (a)                                                                   397,241                   401,464
                                                                                                    ---------------------
                                                                                                              19,177,361
                                                                                                    ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                            $            21,932,135
                                                                                                    ---------------------
SHORT TERM INVESTMENTS (4.03%)
Commercial Paper (4.03%)
Grampian Funding
5.26%, 2/ 6/2007                                                                     7,000,000                 6,994,886
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (f)                                                                 2,041,628                 2,041,628
                                                                                                    ---------------------
                                                                                                               9,036,514
                                                                                                    ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $             9,036,514
                                                                                                    ---------------------
MONEY MARKET FUNDS (1.70%)
Money Center Banks (1.70%)
BNY Institutional Cash Reserve Fund (g)                                              3,819,000                 3,819,000
                                                                                                    ---------------------
TOTAL MONEY MARKET FUNDS                                                                         $             3,819,000
                                                                                                    ---------------------
Total Investments                                                                                $           222,630,781
Other Assets in Excess of Liabilities, Net - 0.72%                                                             1,603,845

                                                                                                    ---------------------
TOTAL NET ASSETS - 100.00%                                                                       $           224,234,626
                                                                                                    =====================
                                                                                                    ---------------------

                                                                                                    =====================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $34,804,774 or 15.52% of net assets.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $16,085,353 or 7.17% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $219,175 or 0.10% of net assets.

(f)  Non-Income Producing Security

(g)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $               684,000
Unrealized Depreciation                                       (617,142)
                                                   ---------------------
Net Unrealized Appreciation (Depreciation)                       66,858
Cost for federal income tax purposes                        222,563,923


                     SCHEDULE OF STRADDLE OPTIONS CONTRACTS

                                                               Exercise    Expiration      Notional
                           Description        Counterparty       Price*        Date          Amount    Premium      Value
Call & Put - OTC 10 Year Interest Rate Swap   Morgan Stanley                 July-08
                                                                 $0.00                3,750,000.00    159,000       1,763

* Exercise price and final premium determined on a future date, based upon implied volatility parameters.

                          SCHEDULE OF FUTURES CONTRACTS
                                                       Current      Unrealized
                               Number of    Original    Market    Appreciation/
Type                           Contracts     Value      Value     (Depreciation)
----------------------------------------------------------------- -------------
Buy:
U.S. 2 Year Note; March 2007       47      $9,635,998 $9,568,906     $(67,092)

Portfolio Summary (unaudited)
---------------------------------------------------------
Sector                                           Percent
---------------------------------------------------------
Mortgage Securities                               54.36%
Asset Backed Securities                           15.17%
Financial                                         13.89%
Communications                                     3.60%
Consumer, Cyclical                                 3.36%
Energy                                             3.00%
Consumer, Non-cyclical                             2.53%
Utilities                                          1.11%
Technology                                         0.80%
Basic Materials                                    0.63%
Industrial                                         0.61%
Government                                         0.22%
Other Assets in Excess of Liabilities, Net         0.72%
                                             ------------
TOTAL NET ASSETS                                 100.00%
                                             ============

Other Assets Summary (unaudited)
--------------------------------- --- ---------------------
Asset Type                                         Percent
--------------------------------- --- ---------------------
Futures                                              4.27%
Straddle Options                                     0.00%

Schedule of Investments
January 31, 2007 (unaudited)
West Coast Equity Fund
                                                                Shares
                                                                 Held                   Value
                                                              ----------------- --- ---------------------
COMMON STOCKS (98.74%)
Advanced Materials & Products (0.07%)
Ceradyne Inc (a)                                                        25,000   $             1,352,000
                                                                                    ---------------------

Advertising Services (0.59%)
Getty Images Inc (a)                                                   220,800                10,872,192
                                                                                    ---------------------

Aerospace & Defense (3.06%)
Boeing Co                                                              467,233                41,845,387
Northrop Grumman Corp                                                  202,600                14,372,444
                                                                                    ---------------------
                                                                                              56,217,831
                                                                                    ---------------------
Agricultural Biotech (0.00%)
Eden Bioscience Corp (a)                                               144,125                    77,828
                                                                                    ---------------------

Agricultural Operations (0.18%)
Archer-Daniels-Midland Co                                              102,900                 3,292,800
                                                                                    ---------------------

Airlines (1.42%)
Alaska Air Group Inc (a)                                               389,510                16,690,503
Cathay Pacific Airways Ltd ADR                                         725,900                 9,364,110
                                                                                    ---------------------
                                                                                              26,054,613
                                                                                    ---------------------
Apparel Manufacturers (0.45%)
Columbia Sportswear Co                                                 127,550                 8,270,342
                                                                                    ---------------------

Applications Software (4.01%)
Actuate Corp (a)                                                       823,500                 4,306,905
Microsoft Corp                                                       1,993,478                61,518,731
Quest Software Inc (a)                                                 523,300                 7,812,869
                                                                                    ---------------------
                                                                                              73,638,505
                                                                                    ---------------------
Athletic Footwear (1.25%)
Nike Inc                                                               231,300                22,854,753
                                                                                    ---------------------

Auto - Car & Light Trucks (1.14%)
Toyota Motor Corp ADR                                                  158,700                20,913,486
                                                                                    ---------------------

Auto - Medium & Heavy Duty Trucks (1.57%)
Paccar Inc                                                             430,830                28,809,602
                                                                                    ---------------------

Beverages - Non-Alcoholic (0.20%)
PepsiCo Inc                                                             57,600                 3,757,824
                                                                                    ---------------------

Building - Mobile Home & Manufactured Housing (0.68%)
Monaco Coach Corp                                                      823,000                12,410,840
                                                                                    ---------------------

Building - Residential & Commercial (0.27%)
KB Home                                                                 90,600                 4,912,332
                                                                                    ---------------------

Building & Construction Products - Miscellaneous (0.78%)
Simpson Manufacturing Co Inc                                           435,200                14,235,392
                                                                                    ---------------------


Building Products - Cement & Aggregate (0.02%)
Cemex SAB de CV ADR (a)                                                 12,600                   445,788
                                                                                    ---------------------

Chemicals - Specialty (0.16%)
Symyx Technologies (a)                                                 149,832                 2,909,737
                                                                                    ---------------------

Commercial Banks (3.60%)
Banner Corp                                                            123,597                 5,294,895
City National Corp/Beverly Hills CA                                    198,500                14,278,105
East West Bancorp Inc                                                  507,300                19,480,320
First Republic Bank/San Francisco CA                                    54,500                 2,927,740
Greater Bay Bancorp                                                    301,900                 8,435,086
Pacific Capital Bancorp                                                 89,133                 2,848,691
UCBH Holdings Inc                                                      204,800                 3,840,000
UnionBanCal Corp                                                       138,500                 8,949,870
                                                                                    ---------------------
                                                                                              66,054,707
                                                                                    ---------------------
Computer Aided Design (0.12%)
Autodesk Inc (a)                                                        51,700                 2,260,324
                                                                                    ---------------------

Computers (1.70%)
Apple Inc (a)                                                           92,050                 7,891,446
Hewlett-Packard Co                                                     536,800                23,232,704
                                                                                    ---------------------
                                                                                              31,124,150
                                                                                    ---------------------
Computers - Integrated Systems (0.22%)
Radisys Corp (a)                                                       239,108                 4,019,405
                                                                                    ---------------------

Computers - Memory Devices (0.14%)
Network Appliance Inc (a)                                               68,700                 2,583,120
                                                                                    ---------------------

Computers - Peripheral Equipment (0.01%)
InFocus Corp (a)                                                        48,000                   128,640
                                                                                    ---------------------

Consumer Products - Miscellaneous (1.44%)
Central Garden and Pet Co (a)                                          142,100                 6,364,659
Clorox Co                                                              307,430                20,112,071
                                                                                    ---------------------
                                                                                              26,476,730
                                                                                    ---------------------
Cosmetics & Toiletries (1.92%)
Colgate-Palmolive Co                                                   127,100                 8,680,930
Estee Lauder Cos Inc/The                                               140,300                 6,664,250
Procter & Gamble Co                                                    305,400                19,811,298
                                                                                    ---------------------
                                                                                              35,156,478
                                                                                    ---------------------
Data Processing & Management (0.50%)
Fair Isaac Corp                                                        229,350                 9,132,717
                                                                                    ---------------------

Diagnostic Kits (0.37%)
OraSure Technologies Inc (a)                                           826,881                 6,846,575
                                                                                    ---------------------

Dialysis Centers (0.70%)
DaVita Inc (a)                                                         235,400                12,852,840
                                                                                    ---------------------

Disposable Medical Products (0.20%)
CR Bard Inc                                                             44,700                 3,688,644
                                                                                    ---------------------

Distribution & Wholesale (0.22%)
Building Materials Holding Corp                                        166,150                 3,959,355
                                                                                    ---------------------


Diversified Manufacturing Operations (0.47%)
General Electric Co                                                    236,800                 8,536,640
                                                                                    ---------------------

E-Commerce - Products (0.34%)
Blue Nile Inc (a)                                                      170,200                 6,299,102
                                                                                    ---------------------

E-Commerce - Services (0.08%)
eBay Inc (a)                                                            43,000                 1,392,770
                                                                                    ---------------------

Electronic Components - Semiconductors (2.22%)
Agere Systems Inc (a)                                                   23,600                   475,304
Intel Corp                                                             829,300                17,382,128
International Rectifier Corp (a)                                        69,100                 2,883,543
Lattice Semiconductor Corp (a)                                         654,380                 3,834,667
LSI Logic Corp (a)                                                     356,200                 3,348,280
Nvidia Corp (a)                                                         86,700                 2,657,355
Pixelworks Inc (a)                                                     744,900                 1,296,126
QLogic Corp (a)                                                        259,900                 4,756,170
Sirf Technology Holdings Inc (a)                                       142,300                 4,177,928
                                                                                    ---------------------
                                                                                              40,811,501
                                                                                    ---------------------
Electronic Design Automation (0.09%)
Mentor Graphics Corp (a)                                                90,300                 1,679,580
                                                                                    ---------------------

Electronic Forms (1.56%)
Adobe Systems Inc (a)                                                  734,600                28,553,902
                                                                                    ---------------------

Electronic Measurement Instruments (1.19%)
Itron Inc (a)                                                           44,000                 2,536,160
Tektronix Inc                                                          460,200                13,009,854
Trimble Navigation Ltd (a)                                             110,734                 6,265,330
                                                                                    ---------------------
                                                                                              21,811,344
                                                                                    ---------------------
Engineering - Research & Development Services (1.70%)
Jacobs Engineering Group Inc (a)                                       344,500                31,194,475
                                                                                    ---------------------

Enterprise Software & Services (0.52%)
Hyperion Solutions Corp (a)                                             19,700                   831,734
Oracle Corp (a)                                                        148,300                 2,544,828
Sybase Inc (a)                                                         234,600                 6,073,794
                                                                                    ---------------------
                                                                                               9,450,356
                                                                                    ---------------------
Entertainment Software (0.45%)
Electronic Arts Inc (a)                                                164,000                 8,200,000
                                                                                    ---------------------

E-Services - Consulting (0.03%)
Websense Inc (a)                                                        25,600                   554,240
                                                                                    ---------------------

Finance - Auto Loans (0.06%)
United PanAm Financial Corp (a)                                         76,340                 1,072,577
                                                                                    ---------------------

Finance - Investment Banker & Broker (1.75%)
Charles Schwab Corp/The                                              1,526,500                28,881,380
Piper Jaffray Cos (a)                                                   46,232                 3,187,234
                                                                                    ---------------------
                                                                                              32,068,614
                                                                                    ---------------------
Finance - Mortgage Loan/Banker (1.11%)
Countrywide Financial Corp                                             467,500                20,326,900
                                                                                    ---------------------


Food - Retail (0.49%)
Dairy Farm International Holdings Ltd ADR                               22,350                   419,062
Kroger Co/The                                                          331,400                 8,483,840
                                                                                    ---------------------
                                                                                               8,902,902
                                                                                    ---------------------
Forestry (2.56%)
Plum Creek Timber Co Inc                                               364,100                14,655,025
Weyerhaeuser Co                                                        430,700                32,302,500
                                                                                    ---------------------
                                                                                              46,957,525
                                                                                    ---------------------
Gas - Distribution (0.69%)
Sempra Energy                                                          220,700                12,663,766
                                                                                    ---------------------

Health Care Cost Containment (0.82%)
McKesson Corp                                                          270,817                15,098,048
                                                                                    ---------------------

Hotels & Motels (2.08%)
Hilton Hotels Corp                                                     662,100                23,431,719
Red Lion Hotels Corp (a)                                             1,229,085                14,785,893
                                                                                    ---------------------
                                                                                              38,217,612
                                                                                    ---------------------
Human Resources (0.83%)
AMN Healthcare Services Inc (a)                                        273,500                 7,078,180
Robert Half International Inc                                          201,800                 8,213,260
                                                                                    ---------------------
                                                                                              15,291,440
                                                                                    ---------------------
Industrial Automation & Robots (0.26%)
Intermec Inc (a)                                                       201,000                 4,830,030
                                                                                    ---------------------

Instruments - Scientific (2.06%)
Applera Corp - Applied Biosystems Group                                252,100                 8,762,996
Dionex Corp (a)                                                        337,680                20,064,946
FEI Co (a)                                                             354,225                 8,912,301
                                                                                    ---------------------
                                                                                              37,740,243
                                                                                    ---------------------
Internet Application Software (0.78%)
Art Technology Group Inc (a)                                         2,481,361                 6,377,098
WebEx Communications Inc (a)                                           213,000                 7,898,040
                                                                                    ---------------------
                                                                                              14,275,138
                                                                                    ---------------------
Internet Security (0.09%)
Symantec Corp (a)                                                       25,978                   460,070
VeriSign Inc (a)                                                        50,000                 1,195,000
                                                                                    ---------------------
                                                                                               1,655,070
                                                                                    ---------------------
Investment Management & Advisory Services (2.20%)
Franklin Resources Inc                                                 339,700                40,461,667
                                                                                    ---------------------

Lasers - Systems & Components (0.33%)
Electro Scientific Industries Inc (a)                                  287,430                 6,033,156
                                                                                    ---------------------

Life & Health Insurance (1.46%)
Stancorp Financial Group Inc                                           558,430                26,720,875
                                                                                    ---------------------

Machinery - Material Handling (0.53%)
Cascade Corp                                                           181,200                 9,734,064
                                                                                    ---------------------

Medical - Biomedical/Gene (2.61%)
Affymetrix Inc (a)                                                      30,000                   748,800
American Oriental Bioengineering Inc (a)                                23,700                   304,545
Amgen Inc (a)                                                          353,039                24,843,355
Genentech Inc (a)                                                      218,700                19,107,819

Medical - Biomedical/Gene
Martek Biosciences Corp (a)                                            128,017                 2,984,076
                                                                                    ---------------------
                                                                                              47,988,595
                                                                                    ---------------------
Medical - Drugs (2.61%)
Abbott Laboratories                                                    203,450                10,782,850
Allergan Inc                                                           301,725                35,214,325
Pfizer Inc                                                              68,900                 1,807,936
                                                                                    ---------------------
                                                                                              47,805,111
                                                                                    ---------------------
Medical - Generic Drugs (0.32%)
Watson Pharmaceuticals Inc (a)                                         216,100                 5,882,242
                                                                                    ---------------------

Medical - HMO (0.17%)
Health Net Inc (a)                                                      65,460                 3,188,557
                                                                                    ---------------------

Medical Products (2.97%)
Johnson & Johnson                                                      276,600                18,476,880
Mentor Corp                                                            227,800                11,615,522
Stryker Corp                                                            62,100                 3,846,474
Varian Medical Systems Inc (a)                                         400,700                18,484,291
Zimmer Holdings Inc (a)                                                 25,200                 2,122,344
                                                                                    ---------------------
                                                                                              54,545,511
                                                                                    ---------------------
Metal Processors & Fabrication (0.79%)
Precision Castparts Corp                                               162,996                14,488,714
                                                                                    ---------------------

Multimedia (1.27%)
Walt Disney Co/The                                                     661,010                23,247,722
                                                                                    ---------------------

Networking Products (2.24%)
Cisco Systems Inc (a)                                                1,389,900                36,957,441
Polycom Inc (a)                                                        125,700                 4,226,034
                                                                                    ---------------------
                                                                                              41,183,475
                                                                                    ---------------------
Non-Hazardous Waste Disposal (0.35%)
Waste Connections Inc (a)                                              148,200                 6,457,074
                                                                                    ---------------------

Office Supplies & Forms (0.23%)
Avery Dennison Corp                                                     60,700                 4,149,452
                                                                                    ---------------------

Oil & Gas Drilling (0.75%)
Nabors Industries Ltd (a)                                              454,500                13,762,260
                                                                                    ---------------------

Oil Company - Exploration & Production (1.44%)
Apache Corp                                                            164,700                12,018,159
Berry Petroleum Co                                                     465,400                14,446,016
                                                                                    ---------------------
                                                                                              26,464,175
                                                                                    ---------------------
Oil Company - Integrated (4.06%)
Chevron Corp                                                           586,726                42,760,591
Exxon Mobil Corp                                                        78,700                 5,831,670
Occidental Petroleum Corp                                              558,600                25,896,696
                                                                                    ---------------------
                                                                                              74,488,957
                                                                                    ---------------------
Pharmacy Services (0.36%)
Caremark Rx Inc                                                        109,300                 6,695,718
                                                                                    ---------------------

Property & Casualty Insurance (0.14%)
Safeco Corp                                                             40,504                 2,592,661
                                                                                    ---------------------


Publishing - Newspapers (0.41%)
McClatchy Co                                                           194,573                 7,526,084
                                                                                    ---------------------

Regional Banks (5.05%)
Bank of America Corp                                                   135,800                 7,140,364
US Bancorp                                                             698,300                24,859,480
Wells Fargo & Co                                                     1,690,532                60,723,909
                                                                                    ---------------------
                                                                                              92,723,753
                                                                                    ---------------------
REITS - Apartments (0.87%)
Essex Property Trust Inc                                               110,100                15,891,834
                                                                                    ---------------------

REITS - Healthcare (1.02%)
Health Care Property Investors Inc                                     393,585                16,235,381
Nationwide Health Properties Inc                                        72,000                 2,399,040
                                                                                    ---------------------
                                                                                              18,634,421
                                                                                    ---------------------
REITS - Warehouse & Industrial (1.03%)
AMB Property Corp                                                      312,000                18,985,200
                                                                                    ---------------------

Respiratory Products (0.68%)
Resmed Inc (a)                                                         237,800                12,503,524
                                                                                    ---------------------

Retail - Apparel & Shoe (0.63%)
Nordstrom Inc                                                          206,000                11,476,260
                                                                                    ---------------------

Retail - Automobile (0.44%)
Copart Inc (a)                                                         273,000                 8,037,120
                                                                                    ---------------------

Retail - Discount (2.00%)
Costco Wholesale Corp                                                  653,240                36,699,023
                                                                                    ---------------------

Retail - Restaurants (1.72%)
Starbucks Corp (a)                                                     905,000                31,620,700
                                                                                    ---------------------

Savings & Loans - Thrifts (1.18%)
Washington Federal Inc                                                 933,955                21,658,416
                                                                                    ---------------------

Semiconductor Component - Integrated Circuits (0.17%)
Exar Corp (a)                                                           71,700                   939,270
Linear Technology Corp                                                  17,400                   538,530
Maxim Integrated Products Inc                                           52,200                 1,607,760
                                                                                    ---------------------
                                                                                               3,085,560
                                                                                    ---------------------
Semiconductor Equipment (0.86%)
Applied Materials Inc                                                  326,500                 5,788,845
Kla-Tencor Corp                                                        115,500                 5,686,065
Novellus Systems Inc (a)                                               140,000                 4,316,200
                                                                                    ---------------------
                                                                                              15,791,110
                                                                                    ---------------------
Steel - Producers (1.08%)
Reliance Steel & Aluminum Co                                            34,400                 1,432,416
Schnitzer Steel Industries Inc                                         477,440                18,381,440
                                                                                    ---------------------
                                                                                              19,813,856
                                                                                    ---------------------
Telephone - Integrated (0.18%)
Sprint Nextel Corp                                                     190,300                 3,393,049
                                                                                    ---------------------

Therapeutics (0.83%)
Amylin Pharmaceuticals Inc (a)                                          90,000                 3,490,200
CV Therapeutics Inc (a)                                                284,037                 3,831,659

Therapeutics
Dendreon Corp (a)                                                      477,241                 2,047,364
Gilead Sciences Inc (a)                                                 90,800                 5,840,256
                                                                                    ---------------------
                                                                                              15,209,479
                                                                                    ---------------------
Toys (0.14%)
Mattel Inc                                                             106,500                 2,594,340
                                                                                    ---------------------

Transactional Software (0.07%)
VeriFone Holdings Inc (a)                                               33,000                 1,319,010
                                                                                    ---------------------

Transport - Equipment & Leasing (0.53%)
Greenbrier Cos Inc                                                     335,500                 9,685,885
                                                                                    ---------------------

Transport - Services (1.49%)
Expeditors International Washington Inc                                642,640                27,434,302
                                                                                    ---------------------

Travel Services (0.35%)
Ambassadors Group Inc                                                  228,415                 6,402,472
                                                                                    ---------------------

Ultra Sound Imaging Systems (1.15%)
SonoSite Inc (a)                                                       651,963                21,188,798
                                                                                    ---------------------

Veterinary Diagnostics (0.61%)
VCA Antech Inc (a)                                                     335,000                11,262,700
                                                                                    ---------------------

Web Portals (1.91%)
Google Inc (a)                                                          41,750                20,929,275
Yahoo! Inc (a)                                                         501,500                14,197,465
                                                                                    ---------------------
                                                                                              35,126,740
                                                                                    ---------------------
Wireless Equipment (0.29%)
Qualcomm Inc                                                           139,300                 5,246,038
                                                                                    ---------------------
TOTAL COMMON STOCKS                                                              $         1,812,092,985
                                                                                    ---------------------
                                                                 Principal
                                                                   Amount                  Value
                                                              ----------------- --- ---------------------
SHORT TERM INVESTMENTS (0.55%)
Commercial Paper (0.55%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.00%, 2/ 1/2007 (a)                                                10,163,399                10,163,399
                                                                                    ---------------------
TOTAL SHORT TERM INVESTMENTS                                                     $            10,163,399
                                                                                    ---------------------
Total Investments                                                                $         1,822,256,384
Other Assets in Excess of Liabilities, Net - 0.71%                                            12,949,818
                                                                                    ---------------------
TOTAL NET ASSETS - 100.00%                                                       $         1,835,206,202
                                                                                    =====================
                                                                                    ---------------------

                                                                                    =====================

(a)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $           683,085,585
Unrealized Depreciation                                    (43,228,901)
                                                   ---------------------
Net Unrealized Appreciation (Depreciation)                  639,856,684
Cost for federal income tax purposes                      1,182,399,700


Portfolio Summary (unaudited)
---------------------------------------------- --- ---------------------
Sector                                                          Percent
---------------------------------------------- --- ---------------------
Consumer, Non-cyclical                                           19.72%
Financial                                                        19.46%
Consumer, Cyclical                                               14.34%
Industrial                                                       13.63%
Technology                                                       12.63%
Communications                                                    8.22%
Energy                                                            6.25%
Basic Materials                                                   3.80%
Utilities                                                         0.69%
Mortgage Securities                                               0.55%

Other Assets in Excess of Liabilities, Net                        0.71%
                                                   ---------------------
TOTAL NET ASSETS                                                100.00%
                                                   =====================

The Fund's schedules of investments as of January 31, 2007 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus, annual report, and the following additional notes.


The Fund's schedules of investments as of January 31, 2007 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus, annual report, and the following additional notes.

Additional Notes to Schedules of Investments (unaudited)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds' holdings are translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.


Floating Rate Notes Issued in Conjunction with Securities Held. The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The Funds enter into shortfall and forbearance agreements with the trusts, which commit the Funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Funds (inverse floating rate securities) include the right of the Funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Funds' investment assets, and the related floating rate notes reflected as the Funds' liabilities under the caption "floating rate notes issued" in the "Statement of Assets and Liabilities". The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Swaptions. The Funds (with the exception of Money Market Fund) may enter into options on swap agreements ("swaptions"). During the period the swaptions are open, daily changes in the value of the swaption are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract.

Details of swaptions open at period end are included in the Funds' schedules of investments.


Options Contracts. The Funds (with the exception of Money Market Fund) may enter into options on futures contracts for both hedging and non-hedging purposes. During the period the options contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.

Details of options contracts open at period end are included in the Funds' schedules of investments.






ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         03/27/2007
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         03/27/2007
             ---------------------------



By           /s/ Jill R. Brown
             -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         03/27/2007
             ---------------------------



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